UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK TRUST

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-4490

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-2168

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Date of fiscal year end: 12/31

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Date of reporting period: 6/30/09	-------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2009. The first report applies to 69 of the Registrant’s portfolios, the second report applies to 19 of the Registrant’s portfolios, the third report applies to 11 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	8
Portfolio of Investments (See below for each Portfolio’s page #)	17
Statements of Assets and Liabilities	76
Statements of Operations	90
Statements of Changes in Net Assets	104
Financial Highlights	116
Notes to Financial Statements	143
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	208
Special Shareholder Meeting	231
For More Information	232

Portfolio	Portfolio of Investments
All Cap Core Trust	17
All Cap Growth Trust	18
All Cap Value Trust	19
Alpha Opportunities Trust	20
American Asset Allocation Trust	21
American Blue Chip Income and Growth Trust	21
American Bond Trust	21
American Diversified Growth & Income Trust	21
American Fundamental Holdings Trust	22
American Global Diversification Trust	22
American Global Growth Trust	22
American Global Small Capitalization Trust	22
American Growth Trust	22
American Growth-Income Trust	22
American High-Income Bond Trust	23
American International Trust	23
American New World Trust	23
Balanced Trust	23
Blue Chip Growth Trust	24
Capital Appreciation Trust	26
Capital Appreciation Value Trust	26
Core Allocation Trust	28
Core Allocation Plus Trust	28
Core Balance Trust	30
Core Disciplined Diversification Trust	30
Core Fundamental Holdings Trust	31
Core Global Diversification Trust	31
Disciplined Diversification Trust	31
Emerging Markets Value Trust	33
Emerging Small Company Trust	34
Equity-Income Trust	35
Financial Services Trust	36
Franklin Templeton Founding Allocation Trust	37
Fundamental Value Trust	37
Global Trust	38
Global Allocation Trust	39
Global Real Estate Trust	41
Growth Equity Trust	42
Health Sciences Trust	43
International Core Trust	44
International Opportunities Trust	46
International Small Cap Trust	47
International Small Company Trust	48
International Value Trust	49
Large Cap Trust	51
Large Cap Value Trust	51
Mid Cap Intersection Trust	52
Mid Cap Stock Trust	53
Mid Cap Value Equity Trust	54
Mid Value Trust	55
Mutual Shares Trust	56
Natural Resources Trust	58
Optimized All Cap Trust	58
Optimized Value Trust	59
Overseas Equity Trust	60
Pacific Rim Trust	62
Real Estate Securities Trust	63
Science & Technology Trust	64
Small Cap Growth Trust	64
Small Cap Opportunities Trust	65
Small Cap Value Trust	66
Small Company Growth Trust	67
Small Company Value Trust	68
Smaller Company Growth Trust	69
U.S. Multi Sector Trust	70
Utilities Trust	71
Value Trust	72
Value & Restructuring Trust	73
Vista Trust	74

John Hancock Trust
Sector Weightings*

All Cap Core Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	21.07
Industrial	11.93
Financial	11.52
Communications	10.66
Energy	9.28
Technology	8.36
Consumer, Cyclical	6.47
Basic Materials	4.97
Utilities	3.58

All Cap Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	36.49
Technology	15.22
Industrial	12.10
Communications	11.77
Consumer, Cyclical	7.84
Financial	6.38
Energy	4.98
Basic Materials	2.01

All Cap Value Trust

Sector Weighting	% of Total
Industrial	19.61
Financial	18.33
Consumer, Non-cyclical	16.20
Consumer, Cyclical	15.37
Energy	12.81
Basic Materials	4.65
Technology	2.88
Communications	2.73

Alpha Opportunities Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	18.25
Financial	13.77
Energy	11.76
Technology	10.60
Consumer, Cyclical	10.07
Industrial	9.43
Communications	8.87
Basic Materials	4.89
Investment Companies	1.54
Utilities	0.67
Diversified	0.13

American Asset Allocation Trust

Sector Weighting	% of Total
Bonds	26.3
Information Technology	14.8
Materials	9.7
Health Care	8.3
Energy	7.5
Industrials	7.2
Financial	7.1
Consumer Discretionary	5.0
Consumer Staples	4.9
Telecommunication Services	1.9

American Blue Chip Income & Growth Trust

Sector Weighting	% of Total
Information Technology	19.2
Health Care	17.6
Industrials	15.5
Consumer Discretionary	10.6
Energy	7.6
Telecommunication Services	7.2
Financial	6.2
Consumer Staples	5.6
Utilities	2.4
Materials	0.5

American Bond Trust

Sector Weighting	% of Total
Corporate Bond	27.5
U.S. Treasuries	24.8
Mortgage-Backed Securities	22.8
Non-U.S. Government/Agencies	8.0
Government Agency Securities	5.2
Asset-Backed Obligations	1.1

American Diversified Growth & Income Trust

Equity Asset Allocation	% of Total
Growth	34.2
Growth & Income	33.3
Aggressive Growth	10.6
Total Equity	78.1
Fixed Income Asset Allocation
Income	21.9
Total Fixed Income	21.9
Total	100.0

American Fundamental Holdings Trust

Equity Asset Allocation	% of Total
Growth	23.3
Growth & Income	23.2
Aggressive Growth	13.2
Total Equity	59.7
Fixed Income Asset Allocation
Income	40.3
Total Fixed Income	40.3
Total	100.0

American Global Diversification Trust

Equity Asset Allocation	% of Total
Growth	40.3
Aggressive Growth	24.7
Total Equity	65.0
Fixed Income Asset Allocation
Income	35.0
Total Fixed Income	35.0
Total	100.0

American Global Growth Trust

Sector Weighting	% of Total
Information Technology	16.7
Consumer Staples	11.4
Financial	10.4
Health Care	10.3
Consumer Discretionary	9.7
Telecommunication Services	9.1
Materials	6.6
Energy	6.2
Industrials	5.4
Utilities	4.0

American Global Small Capitalization Trust

Sector Weighting	% of Total
Consumer Discretionary	17.7
Information Technology	15.9
Industrials	13.9
Health Care	13.4
Financial	9.1
Materials	7.4
Energy	4.6
Consumer Staples	4.1
Utilities	2.4
Telecommunications Services	1.7

John Hancock Trust
Sector Weightings*

American Growth Trust

Sector Weighting	% of Total
Information Technology	20.3
Energy	12.8
Consumer Discretionary	11.4
Financial	11.0
Materials	10.5
Health Care	9.2
Industrials	8.9
Consumer Staples	5.6
Telecommunications Services	2.1
Utilities	1.6

American Growth-Income Trust

Sector Weighting	% of Total
Information Technology	24.3
Consumer Discretionary	11.1
Industrials	10.4
Health Care	9.7
Energy	7.9
Consumer Staples	7.3
Financial	6.4
Telecommunications Services	4.2
Materials	2.9
Utilities	2.2

American High-Income Bond Trust

Sector Weighting	% of Total
Corporate Bond	75.6
Mortgage-Backed Securities	1.1
Non-U.S. Government Bonds	0.4
U.S. Treasuries	0.2

American International Trust

Sector Weighting	% of Total
Financial	16.2
Consumer Discretionary	13.3
Health Care	12.8
Telecommunications Services	9.8
Energy	8.5
Information Technology	7.9
Industrials	7.9
Consumer Staples	5.9
Materials	5.0
Utilities	2.0

American New World Trust

Sector Weighting	% of Total
Consumer Staples	14.3
Financial	12.1
Bonds	10.4
Telecommunications Services	8.5
Information Technology	8.3
Industrials	8.2
Materials	7.8
Energy	6.8
Consumer Discretionary	5.4
Health Care	5.2

Balanced Trust

Sector Weighting	% of Total
Federal National Mortgage Association	13.65
Financial	11.16
Communications	8.29
Consumer, Non-cyclical	7.57
U.S. Treasury Notes	7.26
Energy	6.34
Technology	4.92
Consumer, Cyclical	4.56
Industrial	4.51
Basic Materials	2.07
Utilities	1.78

Blue Chip Growth Trust

Sector Weighting	% of Total
Communications	21.15
Consumer, Non-cyclical	18.92
Financial	17.13
Technology	15.51
Consumer, Cyclical	8.90
Energy	7.57
Industrial	6.08
Basic Materials	2.65
Utilities	0.64

Capital Appreciation Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	28.37
Technology	20.05
Communications	16.25
Energy	10.68
Consumer, Cyclical	10.51
Financial	7.47
Basic Materials	1.62
Industrial	1.42

Capital Appreciation Value Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.26
Energy	12.98
Financial	10.85
Communications	10.63
Industrial	9.36
Utilities	7.36
Consumer, Cyclical	5.88
Technology	4.60
Basic Materials	1.57
U.S. Treasury Bonds	1.18
U.S. Treasury Notes	1.15

Core Allocation Trust

Sector Weighting	% of Total
Moderate Allocation	60.00
U.S. Large Cap	16.60
Intermediate Bond	12.00
International Large Cap	7.40
U.S. Small Cap	3.00
U.S. Mid Cap	1.00

Core Allocation Plus Trust

Sector Weighting	% of Total
Short-term Securities	24.24
Communications	12.43
Consumer, Non-cyclical	11.79
Financial	10.75
Technology	7.32
Energy	6.13
Industrial	5.09
Basic Materials	4.72
U.S. Treasury Bonds	4.12
Consumer, Cyclical	3.92
Utilities	2.55
Mortgage Securities	2.22

Core Balanced Trust

Sector Weighting	% of Total
Investment Companies	60.00
U.S. Large Cap	16.80
Intermediate Bond	14.00
International Large Cap	5.20
U.S. Small Cap	2.00
U.S. Mid Cap	2.00

Core Disciplined Diversification Trust

Sector Weighting	% of Total
Investment Companies	60.00
International Large Cap	15.80
Intermediate Bond	12.30
U.S. Large Cap	8.90
U.S. Mid Cap	1.60
U.S. Small Cap	1.40

Core Fundamental Holdings Trust

Sector Weighting	% of Total
American Funds Insurance Series	60.00
U.S. Large Cap	18.80
Intermediate Bond	16.00
International Large Cap	5.20

Core Global Diversification Trust

Sector Weighting	% of Total
American Funds Insurance Series	60.00
International Large Cap	18.00
Intermediate Bond	14.00
U.S. Large Cap	8.00

John Hancock Trust
Sector Weightings*

Disciplined Diversification Trust

Sector Weighting	% of Total
Financial	17.73
Consumer, Non-cyclical	12.71
Industrial	9.17
Treasury Inflation-Protected Securities (d)	9.03
Consumer, Cyclical	8.14
Energy	7.11
Technology	6.63
Communications	6.34
Basic Materials	4.65
Supranational	3.13

Emerging Markets Value Trust

Sector Weighting	% of Total
Financial	32.81
Basic Materials	15.33
Industrial	14.85
Consumer, Cyclical	9.72
Consumer, Non-cyclical	6.61
Diversified	4.98
Energy	4.25
Technology	3.94
Communications	2.04
Utilities	1.42

Emerging Small Company Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.87
Technology	15.36
Consumer, Cyclical	15.25
Industrial	11.22
Financial	8.09
Communications	7.22
Energy	4.01
Basic Materials	2.46

Equity-Income Trust

Sector Weighting	% of Total
Financial	18.97
Energy	15.46
Consumer, Non-cyclical	11.93
Industrial	11.26
Communications	10.12
Consumer, Cyclical	9.20
Basic Materials	5.66
Utilities	4.85
Technology	4.85

Financial Services Trust

Sector Weighting	% of Total
Financial	76.25
Consumer, Non-cyclical	10.78
Energy	4.74
Industrial	2.71

Franklin Templeton Founding Allocation Trust

Sector Weighting	% of Total
Conservative Allocation	33.47
International	33.31
Large Value	33.22

Fundamental Value Trust

Sector Weighting	% of Total
Financial	26.71
Consumer, Non-cyclical	18.80
Energy	15.92
Consumer, Cyclical	10.43
Communications	7.15
Technology	6.67
Industrial	5.98
Basic Materials	2.39
Diversified	0.93
Utilities	0.21

Global Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.28
Communications	17.68
Technology	10.57
Industrial	10.36
Financial	10.05
Consumer, Cyclical	9.04
Energy	8.56
Basic Materials	1.92
Diversified	0.59

Global Allocation Trust

Sector Weighting	% of Total
U.S. Treasury Notes	13.83
Consumer, Non-cyclical	12.36
Financial	12.12
Energy	7.93
Investment Companies	7.58
Industrial	6.64
Consumer, Cyclical	6.53
Technology	6.16
Communications	6.07
Basic Materials	3.65
Utilities	2.79

Global Real Estate Trust

Sector Weighting	% of Total
Financial	92.07
Consumer, Non-cyclical	4.86
Consumer, Cyclical	0.14

Growth Equity Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	23.39
Technology	17.87
Communications	15.04
Consumer, Cyclical	14.09
Industrial	10.32
Energy	6.55
Financial	6.41
Basic Materials	4.43

Health Sciences Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	90.16
Financial	3.02
Industrial	1.52
Consumer, Cyclical	1.44
Basic Materials	1.36
Technology	1.15

International Core Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	26.79
Financial	16.18
Consumer, Cyclical	14.72
Energy	9.12
Communications	8.81
Industrial	5.83
Basic Materials	5.77
Utilities	5.54
Technology	2.85
Diversified	0.12

International Opportunities Trust

Sector Weighting	% of Total
Financial	22.61
Industrial	14.91
Consumer, Non-cyclical	12.93
Energy	11.45
Consumer, Cyclical	8.55
Communications	6.64
Basic Materials	6.02
Technology	3.63

International Small Cap Trust

Sector Weighting	% of Total
Consumer, Cyclical	28.25
Industrial	20.41
Consumer, Non-cyclical	16.31
Financial	16.20
Communications	3.88
Basic Materials	3.24
Technology	3.12
Utilities	2.61
Diversified	1.19
Energy	0.96

John Hancock Trust
Sector Weightings*

International Small Company Trust

Sector Weighting	% of Total
Industrial	25.41
Consumer, Non-cyclical	16.98
Consumer, Cyclical	13.77
Financial	13.07
Basic Materials	9.07
Communications	8.14
Energy	6.08
Technology	4.87
Diversified	1.24
Utilities	0.86

International Value Trust

Sector Weighting	% of Total
Communications	20.73
Consumer, Non-cyclical	17.95
Financial	17.36
Technology	9.78
Consumer, Cyclical	9.66
Energy	8.89
Industrial	7.81
Utilities	1.17
Diversified	1.10
Basic Materials	0.02

Large Cap Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	20.33
Technology	14.61
Energy	14.36
Financial	11.92
Industrial	11.52
Communications	8.23
Consumer, Cyclical	8.04
Utilities	5.79
Basic Materials	1.31
Investment Companies	0.47

Large Cap Value Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.69
Energy	17.00
Financial	14.39
Communications	10.89
Consumer, Cyclical	10.55
Technology	8.80
Industrial	7.71
Basic Materials	1.63
Utilities	1.20

Mid Cap Intersection Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	20.78
Financial	17.43
Consumer, Cyclical	14.01
Industrial	12.80
Technology	7.39
Utilities	7.21
Energy	6.03
Communications	5.28
Basic Materials	5.01

Mid Cap Stock Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	25.40
Consumer, Cyclical	23.00
Industrial	15.23
Technology	11.99
Communications	7.66
Energy	4.49
Financial	3.86
Basic Materials	0.38

Mid Cap Value Equity Trust

Sector Weighting	% of Total
Financial	17.62
Industrial	15.30
Consumer, Cyclical	10.25
Consumer, Non-cyclical	9.46
Energy	8.83
Basic Materials	7.99
Technology	7.42
Utilities	5.73
Communications	5.06
Real Estate	0.31

Mid Value Trust

Sector Weighting	% of Total
Financial	19.22
Consumer, Non-cyclical	18.17
Consumer, Cyclical	10.17
Energy	8.86
Utilities	7.79
Communications	7.41
Industrial	5.73
Basic Materials	5.71
Technology	4.82

Mutual Shares Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	27.59
Financial	11.66
Communications	9.83
Industrial	8.29
Energy	8.25
Technology	6.83
Consumer, Cyclical	5.74
Basic Materials	4.67
Utilities	3.86
Diversified	0.59
Put Options	0.13

Natural Resources Trust

Sector Weighting	% of Total
Energy	65.79
Basic Materials	26.23

Optimized All Cap Trust

Sector Weighting*	% of Total
Consumer, Non-cyclical	24.38
Financial	15.49
Energy	13.45
Technology	13.44
Communications	9.79
Industrial	9.45
Consumer, Cyclical	7.96
Basic Materials	2.62
Utilities	2.14

Optimized Value Trust

Sector Weighting	% of Total
Financial	25.15
Energy	18.86
Consumer, Non-cyclical	17.89
Industrial	11.86
Communications	7.86
Consumer, Cyclical	5.85
Utilities	5.58
Technology	3.79
Basic Materials	1.85

Overseas Equity Trust

Sector Weighting	% of Total
Financial	19.07
Consumer, Non-cyclical	16.61
Communications	13.51
Industrial	11.20
Energy	8.81
Basic Materials	8.60
Consumer, Cyclical	6.13
Technology	5.09
Utilities	3.70
Diversified	0.92

John Hancock Trust
Sector Weightings*

Pacific Rim Trust

Sector Weighting	% of Total
Financial	31.57
Industrial	18.88
Consumer, Cyclical	12.20
Basic Materials	9.01
Energy	6.62
Communications	6.44
Technology	5.22
Consumer, Non-cyclical	5.20
Diversified	1.34
Utilities	0.70

Real Estate Securities Trust

Sector Weighting	% of Total
Financial	98.12

Science & Technology Trust

Sector Weighting	% of Total
Technology	47.59
Communications	26.99
Consumer, Non-cyclical	5.98
Consumer, Cyclical	3.79
Industrial	2.31
Energy	0.72
Basic Materials	0.63
Investment Companies	0.15

Small Cap Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	28.78
Consumer, Cyclical	15.28
Industrial	12.62
Technology	10.69
Communications	9.30
Financial	4.14
Energy	2.54
Investment Companies	1.48
Basic Materials	0.50

Small Cap Opportunities Trust

Sector Weighting	% of Total
Consumer, Cyclical	16.60
Financial	16.37
Industrial	16.04
Consumer, Non-cyclical	14.07
Technology	9.72
Communications	8.57
Energy	6.93
Basic Materials	4.21
Utilities	2.23
Real Estate	0.01
Diversified	0.01

Small Cap Value Trust

Sector Weighting	% of Total
Financial	20.53
Industrial	19.70
Consumer, Non-cyclical	16.14
Consumer, Cyclical	14.54
Utilities	6.09
Technology	4.68
Energy	4.34
Basic Materials	2.28
Communications	1.59

Small Company Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.31
Technology	15.37
Industrial	12.88
Consumer, Cyclical	12.02
Financial	7.55
Communications	6.90
Energy	3.97
Utilities	1.59
Basic Materials	0.39

Small Company Value Trust

Sector Weighting	% of Total
Industrial	21.91
Financial	17.61
Consumer, Non-cyclical	13.77
Consumer, Cyclical	11.95
Basic Materials	7.77
Technology	7.05
Energy	4.51
Utilities	3.62
Communications	2.64
Investment Companies	0.64

Smaller Company Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	23.67
Communications	16.64
Consumer, Cyclical	14.20
Industrial	14.06
Technology	10.29
Financial	6.44
Energy	5.47
Basic Materials	2.20
Utilities	0.37
Real Estate	0.02
Government	0.02

U.S. Multi Sector Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	42.20
Technology	13.06
Communications	11.22
Energy	11.07
Consumer, Cyclical	11.03
Industrial	3.02
Financial	2.56
Basic Materials	1.77
Utilities	0.33

Utilities Trust

Sector Weighting	% of Total
Utilities	48.51
Communications	29.62
Energy	17.38

Value Trust

Sector Weighting	% of Total
Financial	21.10
Consumer, Non-cyclical	19.67
Industrial	15.63
Technology	10.57
Consumer, Cyclical	8.61
Utilities	7.67
Energy	6.56
Basic Materials	3.78

Value & Restructuring Trust

Sector Weighting	% of Total
Energy	23.82
Financial	15.90
Industrial	13.78
Consumer, Non-cyclical	13.21
Basic Materials	11.29
Communications	9.41
Consumer, Cyclical	3.90
Technology	2.84
Utilities	0.60

Vista Trust

Sector Weighting	% of Total
Consumer, Cyclical	17.99
Communications	12.64
Industrial	12.51
Technology	10.78
Consumer, Non-cyclical	10.29
Energy	8.71
Financial	8.07
Basic Materials	6.77

*	Top Sectors as a percentage of market value. Does not include short-term securities and investments in the John Hancock Cash Investment Trust.

John Hancock Trust
Shareholder Expense Examples

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of the American Portfolios and Franklin Templeton Founding Allocation Portfolio, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual expenses

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
All Cap Core Trust
Series I — Actual	$1,000.00	$1,058.20	$4.69	0.92%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92
Series II — Actual	1,000.00	1,057.10	5.71	1.12
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12
Series NAV — Actual	1,000.00	1,059.20	4.44	0.87
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87
All Cap Growth Trust
Series I — Actual	$1,000.00	$1,025.50	$5.12	1.02
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02
Series II — Actual	1,000.00	1,024.50	6.12	1.22
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22
Series NAV — Actual	1,000.00	1,025.60	4.87	0.97
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97
All Cap Value Trust
Series I — Actual	$1,000.00	$1,035.60	$5.10	1.01
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01
Series II — Actual	1,000.00	1,033.60	6.10	1.21
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21
Series NAV — Actual	1,000.00	1,035.80	4.85	0.96
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
Alpha Opportunities Trust
Series I — Actual[2]	$1,000.00	$960.20	$1.14	1.46%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.60	7.30	1.46
Series NAV — Actual	1,000.00	1,110.40	5.86	1.12
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12
American Asset Allocation Trust[3]
Series I — Actual	$1,000.00	$1,054.80	$3.21	0.63	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63	[7]
Series II — Actual	1,000.00	1,053.30	3.97	0.78	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78	[7]
Series III — Actual	1,000.00	1,055.40	1.43	0.28	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28	[7]
American Blue Chip Income and Growth Trust[3]
Series I — Actual	$1,000.00	$1,026.90	$3.37	0.67	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67	[7]
Series II — Actual	1,000.00	1,025.60	4.07	0.81	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81	[7]
Series III — Actual	1,000.00	1,027.20	1.56	0.31	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31	[7]
American Bond Trust[3]
Series I — Actual	$1,000.00	$1,057.50	$3.26	0.64	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64	[7]
Series II — Actual	1,000.00	1,056.30	4.03	0.79	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79	[7]
Series III — Actual	1,000.00	1,058.10	1.48	0.29	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29	[7]
American Diversified Growth & Income Trust[3]
Series I — Actual	$1,000.00	$1,092.70	$3.42	0.66	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66	[7]
Series II — Actual	1,000.00	1,092.40	4.20	0.81	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81	[7]
Series III — Actual	1,000.00	1,094.40	1.61	0.31	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31	[7]
Series NAV — Actual	1,000.00	1,096.10	0.31	0.06	[7]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06	[7]
American Fundamental Holdings Trust[3]
Series I — Actual	$1,000.00	$1,093.30	$3.27	0.63	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63	[7]
Series II — Actual	1,000.00	1,093.20	4.05	0.78	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78	[7]
Series III — Actual	1,000.00	1,096.00	1.46	0.28	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28
American Global Diversification Trust[3]
Series I — Actual	$1,000.00	$1,143.60	$3.35	0.63	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63	[7]
Series II — Actual	1,000.00	1,145.00	4.15	0.78	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78	[7]
Series III — Actual	1,000.00	1,146.60	1.54	0.29	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29	[7]
American Global Growth Trust[3]
Series II — Actual	$1,000.00	$1,136.70	$4.13	0.78	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78	[7]
Series III — Actual	1,000.00	1,140.60	1.49	0.28	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28	[7]

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
American Global Small Capitalization Trust[3]
Series II — Actual	$1,000.00	$1,268.20	$4.39	0.78%[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78	[7]
Series III — Actual	1,000.00	1,270.10	1.58	0.28	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28	[7]
American Growth Trust[3]
Series I — Actual	$1,000.00	$1,127.00	$3.38	0.64	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64	[7]
Series II — Actual	1,000.00	1,127.10	4.17	0.79	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79	[7]
Series III — Actual	1,000.00	1,129.10	1.53	0.29	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29	[7]
American Growth-Income Trust[3]
Series I — Actual	$1,000.00	$1,076.50	$3.30	0.64	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64	[7]
Series II — Actual	1,000.00	1,075.70	4.07	0.79	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79	[7]
Series III — Actual	1,000.00	1,077.60	1.49	0.29	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29	[7]
American High Income Bond Trust[3]
Series II — Actual	$1,000.00	$1,177.00	$4.21	0.78	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78	[7]
Series III — Actual	1,000.00	1,179.50	1.51	0.28	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28	[7]
American International Trust[3]
Series I — Actual	$1,000.00	$1,149.60	$3.41	0.64	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64	[7]
Series II — Actual	1,000.00	1,149.50	4.21	0.79	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79	[7]
Series III — Actual	1,000.00	1,152.40	1.55	0.29	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29	[7]
American New World Trust[3]
Series I — Actual[4]	$1,000.00	$1,073.80	$1.00	0.63	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,006.70	0.97	0.63	[7]
Series II — Actual	1,000.00	1,196.40	4.25	0.78	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78	[7]
Series III — Actual	1,000.00	1,199.10	1.53	0.28	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28	[7]
Balanced Trust
Series I — Actual[5]	$1,000.00	$1,040.00	$2.72	1.57
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.00	7.85	1.57
Series NAV — Actual[5]	1,000.00	1,040.00	2.60	1.50
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.40	7.50	1.50
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$1,166.70	$4.78	0.89
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89
Series II — Actual	1,000.00	1,165.80	5.85	1.09
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09
Series NAV — Actual	1,000.00	1,167.20	4.51	0.84
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
Capital Appreciation Trust
Series I — Actual	$1,000.00	$1,144.50	$4.41	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83
Series II — Actual	1,000.00	1,143.70	5.47	1.03
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03
Series NAV — Actual	1,000.00	1,144.60	4.15	0.78
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$1,123.80	$5.42	1.03
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03
Series II — Actual	1,000.00	1,122.70	6.47	1.23
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.16	1.23
Series NAV — Actual	1,000.00	1,123.80	5.16	0.98
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98
Core Allocation Trust
Series I — Actual[6]	$1,000.00	$1,052.50	$0.21	0.12	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12	[7]
Series II — Actual[6]	1,000.00	1,051.70	0.57	0.32	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.32	[7]
Core Allocation Plus Trust
Series I — Actual	$1,000.00	$1,087.10	$6.42	1.24
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24
Series II — Actual	1,000.00	1,087.10	7.40	1.43
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.70	7.15	1.43
Series NAV — Actual	1,000.00	1,088.30	6.27	1.21
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21
Core Balanced Trust
Series I — Actual[6]	$1,000.00	$1,043.20	$0.20	0.12	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12	[7]
Series II — Actual[6]	1,000.00	1,043.20	0.55	0.32	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32	[7]
Core Disciplined Diversification Trust
Series II — Actual[6]	$1,000.00	$1,069.60	$0.55	0.32	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32	[7]
Core Fundamental Holdings Trust
Series II — Actual[6]	$1,000.00	$1,042.40	$1.04	0.60	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,007.30	1.02	0.60	[7]
Series III — Actual[6]	1,000.00	1,043.20	0.34	0.20	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,008.20	0.34	0.20	[7]
Core Global Diversification Trust
Series II — Actual[6]	$1,000.00	$1,064.80	$1.04	0.60	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60	[7]
Series III — Actual[6]	1,000.00	1,065.60	0.35	0.20	[7]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20	[7]
Disciplined Diversification Trust
Series I — Actual	$1,000.00	$1,084.30	$3.88	0.75
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75
Series II — Actual	1,000.00	1,083.10	4.91	0.95
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95
Series NAV — Actual	1,000.00	1,084.30	3.62	0.70
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$1,471.00	$6.92	1.13
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13
Series NAV — Actual	1,000.00	1,471.80	6.62	1.08
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
Emerging Small Company Trust
Series I — Actual	$1,000.00	$1,083.50	$5.84	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13
Series II — Actual	1,000.00	1,082.60	6.87	1.33
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.66	1.33
Series NAV — Actual	1,000.00	1,084.00	5.58	1.08
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08
Equity-Income Trust
Series I — Actual	$1,000.00	$1,011.40	$4.44	0.89
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89
Series II — Actual	1,000.00	1,011.10	5.44	1.09
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09
Series NAV — Actual	1,000.00	1,011.50	4.19	0.84
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84
Financial Services Trust
Series I — Actual	$1,000.00	$1,112.60	$5.19	0.99
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99
Series II — Actual	1,000.00	1,109.80	6.23	1.19
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19
Series NAV — Actual	1,000.00	1,112.80	4.92	0.94
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94
Franklin Templeton Founding Allocation Trust
Series I — Actual	$1,000.00	$1,083.30	$0.41	0.08	[7]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40	0.08	[7]
Series II — Actual	1,000.00	1,081.40	1.45	0.28	[7]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28	[7]
Series NAV — Actual	1,000.00	1,083.40	0.15	0.03	[7]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.15	0.03	[7]
Fundamental Value Trust
Series I — Actual	$1,000.00	$1,057.00	$4.44	0.87
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87
Series II — Actual	1,000.00	1,056.70	5.46	1.07
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07
Series NAV — Actual	1,000.00	1,057.20	4.18	0.82
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82
Global Trust
Series I — Actual	$1,000.00	$1,066.50	$4.82	0.94
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94
Series II — Actual	1,000.00	1,065.40	5.89	1.15
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15
Series NAV — Actual	1,000.00	1,066.60	4.61	0.90
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90
Global Allocation Trust
Series I — Actual	$1,000.00	$1,085.20	$5.38	1.04
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04
Series II — Actual	1,000.00	1,083.90	6.41	1.24
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24
Series NAV — Actual	1,000.00	1,085.50	5.07	0.98
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98
Global Real Estate Trust
Series I — Actual	$1,000.00	$971.70	$6.11	1.25
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25
Series NAV — Actual	1,000.00	970.80	6.21	1.27
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.50	6.36	1.27

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
Growth Equity
Series NAV — Actual	$1,000.00	$1,086.90	$4.14	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80
Health Sciences Trust
Series I — Actual	$1,000.00	$1,096.50	$6.19	1.19
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19
Series II — Actual	1,000.00	1,096.10	7.22	1.39
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.90	6.95	1.39
Series NAV — Actual	1,000.00	1,097.20	5.93	1.14
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14
International Core Trust
Series I — Actual	$1,000.00	$1,013.80	$5.39	1.08
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08
Series II — Actual	1,000.00	1,013.40	6.39	1.28
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.41	1.28
Series NAV — Actual	1,000.00	1,013.90	5.14	1.03
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03
International Opportunities Trust
Series I — Actual	$1,000.00	$1,156.10	$5.35	1.00
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00
Series II — Actual	1,000.00	1,153.90	6.41	1.20
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20
Series NAV — Actual	1,000.00	1,155.00	5.18	0.97
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97
International Small Cap Trust
Series I — Actual	$1,000.00	$1,206.10	$7.00	1.28
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.41	1.28
Series II — Actual	1,000.00	1,206.80	8.10	1.48
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.50	7.40	1.48
Series NAV — Actual	1,000.00	1,209.80	6.63	1.21
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21
International Small Company Trust
Series NAV — Actual	$1,000.00	$1,153.50	$5.87	1.10
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10
International Value Trust
Series I — Actual	$1,000.00	$1,086.60	$4.91	0.95
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95
Series II — Actual	1,000.00	1,086.40	5.95	1.15
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15
Series NAV — Actual	1,000.00	1,087.20	4.76	0.92
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92
Large Cap Trust
Series I — Actual	$1,000.00	$1,049.50	$4.57	0.90
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90
Series II — Actual	1,000.00	1,048.10	5.59	1.10
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10
Series NAV — Actual	1,000.00	1,049.80	4.27	0.84
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84
Large Cap Value Trust
Series I — Actual	$1,000.00	$940.70	$4.48	0.93
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93
Series II — Actual	1,000.00	939.60	5.48	1.14
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14
Series NAV — Actual	1,000.00	940.80	4.23	0.88
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
Mid Cap Intersection Trust
Series I — Actual	$1,000.00	$1,052.30	$6.16	1.21%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21
Series II — Actual	1,000.00	1,051.20	7.98	1.57
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.00	7.85	1.57
Series NAV — Actual	1,000.00	1,051.50	5.75	1.13
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$1,029.70	$4.83	0.96
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96
Series II — Actual	1,000.00	1,029.10	5.84	1.16
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.81	1.16
Series NAV — Actual	1,000.00	1,029.60	4.58	0.91
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91
Mid Cap Value Equity Trust
Series NAV — Actual	$1,000.00	$1,086.30	$5.07	0.98
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98
Mid Value Trust
Series I — Actual	$1,000.00	$1,138.10	$5.62	1.06
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06
Series II — Actual	1,000.00	1,137.70	6.68	1.26
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.31	1.26
Series NAV — Actual	1,000.00	1,138.60	5.36	1.01
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01
Mutual Shares Trust
Series I — Actual	$1,000.00	$1,048.20	$5.59	1.10
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10
Series NAV — Actual	1,000.00	1,048.30	5.38	1.06
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06
Natural Resources Trust
Series I — Actual	$1,000.00	$1,227.20	$6.24	1.13
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13
Series II — Actual	1,000.00	1,226.10	7.23	1.31
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31
Series NAV — Actual	1,000.00	1,226.70	6.24	1.13
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13
Optimized All Cap Trust
Series I — Actual	$1,000.00	$1,035.90	$3.94	0.78
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78
Series II — Actual	1,000.00	1,034.40	4.94	0.98
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98
Series NAV — Actual	1,000.00	1,035.90	3.68	0.73
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73
Optimized Value Trust
Series I — Actual	$1,000.00	$1,035.10	$4.14	0.82
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82
Series II — Actual	1,000.00	1,035.90	5.15	1.02
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02
Series NAV — Actual	1,000.00	1,035.20	3.89	0.77
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77
Overseas Equity Trust
Series II — Actual	$1,000.00	$1,057.00	$7.34	1.44
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.70	7.20	1.44
Series NAV — Actual	1,000.00	1,059.20	6.23	1.22
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
Pacific Rim Trust
Series I — Actual	$1,000.00	$1,114.70	$5.35	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02
Series II — Actual	1,000.00	1,112.80	6.29	1.20
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20
Series NAV — Actual	1,000.00	1,115.90	4.93	0.94
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94
Real Estate Securities Trust
Series I — Actual	$1,000.00	$897.90	$3.86	0.82
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82
Series II — Actual	1,000.00	897.70	4.80	1.02
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02
Series NAV — Actual	1,000.00	898.80	3.63	0.77
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77
Science and Technology Trust
Series I — Actual	$1,000.00	$1,305.50	$6.57	1.15
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15
Series II — Actual	1,000.00	1,305.10	7.72	1.35
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35
Series NAV — Actual	1,000.00	1,305.90	6.29	1.10
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10
Small Cap Growth Trust
Series I — Actual	$1,000.00	$1,071.40	$6.16	1.20
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20
Series II — Actual	1,000.00	1,070.50	7.19	1.40
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.90	7.00	1.40
Series NAV — Actual	1,000.00	1,069.60	5.90	1.15
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$1,077.10	$6.85	1.33
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.66	1.33
Series II — Actual	1,000.00	1,075.60	7.87	1.53
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.20	7.65	1.53
Series NAV — Actual	1,000.00	1,077.70	6.34	1.23
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.16	1.23
Small Cap Value Trust
Series I — Actual	$1,000.00	$1,010.60	$5.93	1.19
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19
Series II — Actual	1,000.00	1,010.30	6.93	1.39
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.90	6.95	1.39
Series NAV — Actual	1,000.00	1,011.50	5.69	1.14
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$1,096.40	$5.98	1.15
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15
Small Company Value Trust
Series I — Actual	$1,000.00	$1,017.10	$5.55	1.11
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11
Series II — Actual	1,000.00	1,016.90	6.55	1.31
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31
Series NAV — Actual	1,000.00	1,017.20	5.30	1.06
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06
Smaller Company Growth Trust
Series NAV — Actual	$1,000.00	$1,132.90	$7.56	1.43
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.70	7.15	1.43

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio
U.S. Multi Sector Trust
Series NAV — Actual	$1,000.00	$1,007.80	$4.13	0.83%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83
Utilities Trust
Series I — Actual	$1,000.00	$1,111.70	$5.34	1.02
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02
Series II — Actual	1,000.00	1,109.60	6.38	1.22
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22
Series NAV — Actual	1,000.00	1,110.60	5.08	0.97
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97
Value Trust
Series I — Actual	$1,000.00	$1,095.50	$4.52	0.87
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87
Series II — Actual	1,000.00	1,093.30	5.55	1.07
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07
Series NAV — Actual	1,000.00	1,095.70	4.26	0.82
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82
Value & Restructuring Trust
Series NAV — Actual	$1,000.00	$1,115.40	$4.67	0.89
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89
Vista Trust
Series NAV — Actual	$1,000.00	$1,017.00	$5.05	1.01
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).
[2]	Alpha Opportunities Trust Series I commenced operations on June 2, 2009. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (29), and divided by 365 (to reflect the one-half year period).
[3]	Portfolio’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds.
[4]	American New World Trust Series I commenced operations on May 6, 2009. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (56), and divided by 365 (to reflect the one-half year period).
[5]	Portfolios commenced operations on April 30, 2009. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (62), and divided by 365 (to reflect the one-half year period).
[6]	Portfolios commenced operations on May 1, 2009. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (61), and divided by 365 (to reflect the one-half year period).
[7]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	American Funds	Core Allocations Trust	Core Balanced Trust	Core Disciplined Diversification Trust	Core Fundamental Holdings Trust	Core Global Diversification Trust	Franklin Templeton Founding Allocation Trust
6/30/09	0.30% — 0.84%	0.49% — 1.21%	0.49% — 1.50%	0.49% — 0.70%	0.49% — 0.50%	0.49% — 0.55%	0.87% — 1.06%

John Hancock Trust
Portfolio of Investments — June 30, 2009 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 92.59%
Basic Materials - 5.24%
Cliffs Natural Resources, Inc.	104,347	$2,553,371	0.85%
Eli Lilly & Company	130,833	4,532,055	1.52%
International Paper Company	235,461	3,562,525	1.19%
OTHER SECURITIES		4,996,596	1.68%
		15,644,547
Communications - 11.24%
AT&T, Inc.	323,629	8,038,944	2.69%
Comcast Corp., Class A	212,193	3,074,677	1.03%
Google, Inc., Class A *	6,299	2,655,595	0.89%
QUALCOMM, Inc.	83,369	3,768,279	1.26%
Time Warner Cable, Inc. *	137,735	4,362,067	1.46%
Verizon Communications, Inc.	182,034	5,593,905	1.87%
OTHER SECURITIES		6,089,229	2.04%
		33,582,696
Consumer, Cyclical - 6.82%
McDonald’s Corp.	50,562	2,906,809	0.98%
Ross Stores, Inc.	69,100	2,667,260	0.89%
Wal-Mart Stores, Inc.	121,654	5,892,920	1.97%
OTHER SECURITIES		8,912,891	2.98%
		20,379,880
Consumer, Non-cyclical - 22.20%
Abbott Laboratories	84,694	3,984,006	1.33%
Archer-Daniels-Midland Company	166,222	4,449,763	1.49%
Bunge, Ltd.	62,700	3,777,675	1.26%
Colgate-Palmolive Company	59,301	4,194,953	1.40%
Coventry Health Care, Inc. *	166,877	3,122,269	1.04%
Express Scripts, Inc. *	44,905	3,087,219	1.03%
Gilead Sciences, Inc. *	74,611	3,494,779	1.17%
Johnson & Johnson	59,320	3,369,376	1.13%
Kimberly-Clark Corp.	75,000	3,932,250	1.32%
Lorillard, Inc.	41,917	2,840,715	0.95%
Manpower, Inc.	57,800	2,447,251	0.82%
Medco Health Solutions, Inc. *	77,300	3,525,652	1.19%
Pfizer, Inc. (a)	399,092	5,986,380	2.00%
Sysco Corp.	122,245	2,748,068	0.92%
OTHER SECURITIES		15,406,638	5.15%
		66,366,994
Energy - 9.78%
ConocoPhillips Company	136,934	5,759,445	1.94%
Diamond Offshore Drilling, Inc. (a)	33,700	2,798,785	0.93%
Exxon Mobil Corp.	114,100	7,976,730	2.68%
Murphy Oil Corp.	75,757	4,115,120	1.38%
OTHER SECURITIES		8,561,615	2.85%
		29,211,695
Financial - 12.14%
Aetna, Inc.	145,273	3,639,089	1.22%
Bank of America Corp.	484,355	6,393,485	2.14%
JPMorgan Chase & Company	180,514	6,157,334	2.07%
The Goldman Sachs Group, Inc.	29,578	4,360,980	1.46%
OTHER SECURITIES		15,720,948	5.25%
		36,271,836
Industrial - 12.58%
Arrow Electronics, Inc. *	102,344	2,173,787	0.73%
Avnet, Inc. *	185,844	3,908,299	1.31%
Fluor Corp.	57,318	2,939,840	0.99%
Garmin, Ltd. (a)	169,700	4,042,255	1.34%
General Dynamics Corp.	50,477	2,795,921	0.94%
Lockheed Martin Corp.	57,523	4,639,231	1.55%
Northrop Grumman Corp.	81,091	3,704,237	1.24%
United Parcel Service, Inc., Class B	49,100	2,454,509	0.82%
OTHER SECURITIES		10,922,181	3.66%
		37,580,260
Technology - 8.81%
Apple, Inc. *	40,726	5,800,603	1.94%
International Business Machines Corp.	47,855	4,997,019	1.67%
Microsoft Corp.	345,807	8,219,833	2.75%
OTHER SECURITIES		7,320,588	2.45%
		26,338,043
Utilities - 3.78%
Edison International	109,036	3,430,273	1.15%
Mirant Corp. *	136,949	2,155,577	0.72%
OTHER SECURITIES		5,697,701	1.91%
		11,283,551

TOTAL COMMON STOCKS (Cost $274,428,529)		$276,659,502
SHORT TERM INVESTMENTS - 9.09%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,620,686	16,224,368	5.43%
U.S. Treasury Bills zero coupon, due 09/17/2009	10,950,000	10,946,441	3.66%

TOTAL SHORT TERM INVESTMENTS (Cost $27,167,541)		$27,170,809

The accompanying notes are an integral part of the financial statements.

All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 3.72%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $11,126,003 on 07/01/2009, collateralized by $10,735,000 Federal National Mortgage Association, 5.25% due 08/01/2012 (valued at $11,352,263, including interest)	11,126,000	$11,126,000	3.72%

TOTAL REPURCHASE AGREEMENTS (Cost $11,126,000)		$11,126,000
Total Investments (All Cap Core Trust) (Cost $312,722,070) - 105.40%		$314,956,311	105.40%
Other assets and liabilities, net - (5.40%)		(16,150,122)	(5.40%)
TOTAL NET ASSETS - 100.00%		$298,806,189	100.00%

All Cap Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.82%
Basic Materials - 2.03%		$2,009,252	2.03%
Communications - 11.90%
Cisco Systems, Inc. *	51,560	961,078	0.97%
Google, Inc., Class A *	4,897	2,064,526	2.08%
KDDI Corp.	394	2,088,894	2.12%
QUALCOMM, Inc.	45,975	2,078,070	2.10%
OTHER SECURITIES		4,596,530	4.63%
		11,789,098
Consumer, Cyclical - 7.42%
Costco Wholesale Corp.	16,238	742,077	0.75%
Home Depot, Inc. (a)	30,608	723,267	0.73%
Kohl’s Corp. *	16,926	723,587	0.73%
McDonald’s Corp.	20,338	1,169,232	1.18%
The Gap, Inc.	60,896	998,694	1.01%
Wal-Mart Stores, Inc.	20,797	1,007,407	1.02%
OTHER SECURITIES		1,991,437	2.00%
		7,355,701
Consumer, Non-cyclical - 36.88%
Abbott Laboratories	43,034	2,024,319	2.04%
Accenture, Ltd., Class A	50,404	1,686,518	1.70%
Apollo Group, Inc., Class A *	20,668	1,469,908	1.48%
Baxter International, Inc.	65,268	3,456,593	3.49%
Becton, Dickinson & Company	50,478	3,599,587	3.64%
Clorox Company	14,418	804,957	0.81%
Colgate-Palmolive Company	21,304	1,507,045	1.52%
General Mills, Inc.	22,449	1,257,593	1.27%
Gilead Sciences, Inc. *	34,734	1,626,941	1.64%
Johnson & Johnson	57,473	3,264,466	3.29%
Kellogg Company	34,896	1,625,107	1.64%
Medtronic, Inc.	46,240	1,613,314	1.63%
PepsiCo, Inc.	43,443	2,387,627	2.42%
Procter & Gamble Company	48,645	2,485,759	2.52%
Shire, Ltd.	58,480	806,569	0.81%
The Coca-Cola Company	36,542	1,753,651	1.77%
The Kroger Company	103,928	2,291,612	2.31%
UnitedHealth Group, Inc.	29,823	744,979	0.75%
OTHER SECURITIES		2,135,287	2.15%
		36,541,832
Energy - 5.03%
Exxon Mobil Corp.	13,740	960,563	0.97%
Occidental Petroleum Corp.	11,684	768,923	0.77%
OTHER SECURITIES		3,258,418	3.29%
		4,987,904
Financial - 6.45%
ACE, Ltd.	27,019	1,195,050	1.21%
Chubb Corp.	30,800	1,228,304	1.24%
IntercontinentalExchange, Inc. *	6,987	798,195	0.81%
MasterCard, Inc., Class A	10,758	1,799,921	1.81%
OTHER SECURITIES		1,365,682	1.38%
		6,387,152
Industrial - 12.73%
General Dynamics Corp.	13,048	722,729	0.73%
Honeywell International, Inc.	31,132	977,545	0.99%
Lockheed Martin Corp.	20,991	1,692,924	1.71%
Raytheon Company	42,966	1,908,980	1.92%
United Technologies Corp.	36,014	1,871,287	1.89%
Waste Management, Inc.	59,731	1,682,025	1.70%
OTHER SECURITIES		3,759,821	3.79%
		12,615,311
Technology - 15.38%
Adobe Systems, Inc. *	60,276	1,705,811	1.72%
Apple, Inc. *	11,432	1,628,260	1.64%
Cognizant Technology Solutions Corp., Class A *	36,574	976,526	0.99%
Intel Corp.	46,647	772,008	0.78%
International Business Machines Corp.	13,844	1,445,590	1.46%
Microsoft Corp.	145,398	3,456,110	3.49%
Research In Motion, Ltd. *	34,716	2,466,572	2.49%
Xilinx, Inc.	36,307	742,841	0.75%
OTHER SECURITIES		2,044,228	2.06%
		15,237,946

TOTAL COMMON STOCKS (Cost $101,408,110)		$96,924,196
SHORT TERM INVESTMENTS - 1.04%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	102,994	1,031,053	1.04%

TOTAL SHORT TERM INVESTMENTS (Cost $1,030,585)		$1,031,053

The accompanying notes are an integral part of the financial statements.

All Cap Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 2.20%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $2,184,001 on 07/01/2009, collateralized by $2,085,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $2,230,950, including interest)	2,184,000	$2,184,000	2.20%

TOTAL REPURCHASE AGREEMENTS (Cost $2,184,000)		$2,184,000
Total Investments (All Cap Growth Trust) (Cost $104,622,695) - 101.06%		$100,139,249	101.06%
Other assets and liabilities, net - (1.06%)		(1,052,100)	(1.06%)
TOTAL NET ASSETS - 100.00%		$99,087,149	100.00%

All Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.28%
Basic Materials - 4.93%
Barrick Gold Corp.	43,645	$1,464,290	1.97%
Celanese Corp., Series A	31,600	750,500	1.00%
Reliance Steel & Aluminum Company	27,291	1,047,701	1.40%
OTHER SECURITIES		420,362	0.56%
		3,682,853
Communications - 2.90%
Anixter International, Inc. * (a)	19,090	717,593	0.96%
McAfee, Inc. *	26,873	1,133,772	1.52%
OTHER SECURITIES		315,800	0.42%
		2,167,165
Consumer, Cyclical - 16.32%
American Eagle Outfitters, Inc.	57,000	807,690	1.08%
Autoliv, Inc.	37,000	1,064,490	1.43%
BorgWarner, Inc. (a)	19,200	655,680	0.88%
Honda Motor Company, Ltd., ADR	48,600	1,330,182	1.78%
International Game Technology (a)	43,400	690,060	0.92%
Lowe’s Companies, Inc.	42,200	819,103	1.10%
Marriott International, Inc., Class A	41,653	919,285	1.23%
Starwood Hotels & Resorts Worldwide, Inc.	32,100	712,620	0.95%
Wynn Resorts, Ltd. * (a)	26,500	935,450	1.26%
OTHER SECURITIES		4,253,301	5.69%
		12,187,861
Consumer, Non-cyclical - 17.50%
Abbott Laboratories	53,900	2,535,456	3.40%
AmerisourceBergen Corp.	59,784	1,060,568	1.42%
Amgen, Inc. *	38,300	2,027,602	2.71%
DaVita, Inc. *	41,386	2,046,951	2.74%
Diageo PLC, SADR	13,400	767,150	1.02%
Fossil, Inc. *	31,100	748,888	1.00%
Onyx Pharmaceuticals, Inc. *	22,472	635,059	0.85%
Watson Pharmaceuticals, Inc. *	25,013	842,688	1.13%
OTHER SECURITIES		2,407,665	3.23%
		13,072,027
Energy - 13.60%
El Paso Corp.	111,300	1,027,299	1.38%
EnCana Corp.	24,216	1,197,966	1.60%
Halliburton Company	35,042	725,369	0.98%
Schlumberger, Ltd.	13,100	708,841	0.95%
Smith International, Inc.	25,800	664,350	0.89%
Williams Companies, Inc.	73,000	1,139,530	1.52%
XTO Energy, Inc.	21,000	800,940	1.07%
OTHER SECURITIES		3,894,435	5.21%
		10,158,730
Financial - 19.14%
Aon Corp.	34,800	1,317,876	1.76%
Bank of New York Mellon Corp.	50,923	1,492,553	2.00%
Charles Schwab Corp.	48,900	857,706	1.15%
Cullen Frost Bankers, Inc.	17,306	798,153	1.07%
JPMorgan Chase & Company	43,200	1,473,552	1.97%
Lazard, Ltd., Class A	36,100	971,812	1.30%
Morgan Stanley	43,300	1,234,483	1.65%
Northern Trust Corp.	13,500	724,680	0.97%
State Street Corp.	36,600	1,727,521	2.32%
OTHER SECURITIES		3,695,698	4.95%
		14,294,034
Industrial - 20.83%
Alliant Techsystems, Inc. *	11,200	922,432	1.24%
Canadian National Railway Company	16,300	700,248	0.94%
Eaton Corp.	26,010	1,160,306	1.55%
General Dynamics Corp.	24,200	1,340,438	1.79%
Honeywell International, Inc.	24,000	753,600	1.01%
ITT Corp.	31,600	1,406,200	1.88%
Kansas City Southern * (a)	41,300	665,343	0.89%
Parker-Hannifin Corp.	28,700	1,232,952	1.65%
United Technologies Corp.	31,053	1,613,513	2.17%
OTHER SECURITIES		5,752,678	7.71%
		15,547,710
Technology - 3.06%
Adobe Systems, Inc. *	45,971	1,300,980	1.74%
Microsoft Corp.	34,500	820,065	1.10%
OTHER SECURITIES		164,513	0.22%
		2,285,558

TOTAL COMMON STOCKS (Cost $80,344,562)		$73,395,938
SHORT TERM INVESTMENTS - 7.18%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	535,653	5,362,315	7.18%

TOTAL SHORT TERM INVESTMENTS (Cost $5,360,966)		$5,362,315

The accompanying notes are an integral part of the financial statements.

All Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 0.69%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $517,000 on 07/01/2009, collateralized by $500,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $531,875, including interest)	517,000	$517,000	0.69%

TOTAL REPURCHASE AGREEMENTS (Cost $517,000)		$517,000
Total Investments (All Cap Value Trust) (Cost $86,222,528) - 106.15%		$79,275,253	106.15%
Other assets and liabilities, net - (6.15%)		(4,592,056)	(6.15%)
TOTAL NET ASSETS - 100.00%		$74,683,197	100.00%

Alpha Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 1.65%
Investment Companies - 1.65%
iShares Russell 1000 Index Fund	67,700	$3,430,359	0.69%
OTHER SECURITIES		4,776,983	0.96%

TOTAL INVESTMENT COMPANIES (Cost $7,111,048)		$8,207,342
COMMON STOCKS - 94.75%
Basic Materials - 5.24%		26,105,175	5.24%
Communications - 9.51%
AT&T, Inc.	147,307	3,659,106	0.73%
Cisco Systems, Inc. *	196,600	3,664,624	0.74%
Comcast Corp., Class A	305,700	4,310,370	0.86%
Equinix, Inc. *	44,468	3,234,603	0.65%
Google, Inc., Class A *	10,250	4,321,297	0.87%
QUALCOMM, Inc.	135,030	6,103,355	1.23%
Virgin Media, Inc. (a)	354,900	3,318,315	0.67%
OTHER SECURITIES		18,737,511	3.76%
		47,349,181
Consumer, Cyclical - 10.79%
Advance Auto Parts, Inc.	73,000	3,028,770	0.61%
Best Buy Company, Inc.	84,000	2,813,160	0.56%
Delta Air Lines, Inc. *	717,462	4,154,105	0.83%
Hanesbrands, Inc. *	273,100	4,099,230	0.82%
Kohl’s Corp. *	77,700	3,321,675	0.67%
Staples, Inc.	282,600	5,700,042	1.13%
OTHER SECURITIES		30,591,884	6.17%
		53,708,866
Consumer, Non-cyclical - 19.55%
Apollo Group, Inc., Class A *	49,601	3,527,623	0.71%
Cardinal Health, Inc.	106,016	3,238,789	0.65%
Corinthian Colleges, Inc. *	194,400	3,291,192	0.66%
Covidien PLC *	94,905	3,553,242	0.71%
ITT Educational Services, Inc. *	29,300	2,949,338	0.59%
Medtronic, Inc.	85,156	2,971,093	0.60%
Merck & Company, Inc. (a)	285,625	7,986,074	1.60%
Pfizer, Inc. (a)	452,103	6,781,544	1.36%
Procter & Gamble Company	72,659	3,712,876	0.75%
Teva Pharmaceutical Industries, Ltd., SADR	91,230	4,501,288	0.90%
UnitedHealth Group, Inc.	141,656	3,538,567	0.72%
OTHER SECURITIES		51,305,622	10.30%
		97,357,248
Diversified - 0.13%		669,636	0.13%
Energy - 12.60%
First Solar, Inc. *	25,021	4,056,404	0.82%
Hess Corp.	51,679	2,777,746	0.56%
Suncor Energy, Inc.	152,789	4,635,618	0.93%
Total SA, SADR	74,804	4,056,621	0.81%
XTO Energy, Inc.	86,082	3,283,168	0.66%
OTHER SECURITIES		43,914,593	8.82%
		62,724,150
Financial - 14.75%
ACE, Ltd.	107,986	4,776,221	0.97%
Bank of America Corp.	811,209	10,707,958	2.16%
CIGNA Corp.	125,000	3,011,250	0.60%
JPMorgan Chase & Company	155,492	5,303,832	1.06%
Marsh & McLennan Companies, Inc.	153,151	3,082,930	0.62%
Wells Fargo & Company	529,614	12,848,437	2.57%
OTHER SECURITIES		33,734,035	6.77%
		73,464,663
Industrial - 10.10%
Honeywell International, Inc.	90,896	2,854,134	0.57%
Illinois Tool Works, Inc.	93,369	3,486,399	0.71%
Pentair, Inc.	117,956	3,022,033	0.61%
United Parcel Service, Inc., Class B	62,258	3,112,277	0.62%
OTHER SECURITIES		37,822,287	7.59%
		50,297,130
Technology - 11.36%
Apple, Inc. *	51,330	7,310,931	1.46%
Automatic Data Processing, Inc.	84,068	2,979,370	0.60%
Hewlett-Packard Company	113,338	4,380,514	0.88%
Microsoft Corp.	182,917	4,347,937	0.87%
ON Semiconductor Corp. *	442,800	3,037,608	0.61%
Oracle Corp.	225,710	4,834,708	0.97%
Red Hat, Inc. *	151,200	3,043,656	0.61%
Texas Instruments, Inc.	187,638	3,996,689	0.80%
OTHER SECURITIES		22,641,417	4.56%
		56,572,830
Utilities - 0.72%		3,596,389	0.72%

TOTAL COMMON STOCKS (Cost $427,191,012)		$471,845,268

The accompanying notes are an integral part of the financial statements.

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 5.88%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	2,924,884	$29,280,432	5.88%

TOTAL SHORT TERM INVESTMENTS (Cost $29,267,767)		$29,280,432
REPURCHASE AGREEMENTS - 4.86%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.090% to be repurchased at $24,200,060 on 07/01/2009, collateralized by $27,967,066 Federal National Mortgage Association, 5.50% due 06/01/2038 (valued at $24,684,000, including interest)	24,200,000	24,200,000	4.86%

TOTAL REPURCHASE AGREEMENTS (Cost $24,200,000)		$24,200,000
Total Investments (Alpha Opportunities Trust) (Cost $487,769,827) - 107.14%		$533,533,042	107.14%
Other assets and liabilities, net - (7.14%)		(35,548,241)	(7.14%)
TOTAL NET ASSETS - 100.00%		$497,984,801	100.00%

American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	115,183,897	$1,473,202,042	100.00%

TOTAL INVESTMENT COMPANIES (Cost $1,721,433,362)		$1,473,202,042
Total Investments (American Asset Allocation Trust) (Cost $1,721,433,362) - 100.00%		$1,473,202,042	100.00%
Other assets and liabilities, net - (0.00%)		(51,444)	(0.00%)
TOTAL NET ASSETS - 100.00%		$1,473,150,598	100.00%

American Blue Chip Income & Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Blue Chip Income & Growth Fund - Class 1	21,992,692	$150,210,087	100.02%

TOTAL INVESTMENT COMPANIES (Cost $191,287,764)		$150,210,087

Total Investments (American Blue Chip Income & Growth Trust) (Cost $191,287,764) - 100.02%		$150,210,087	100.02%
Other assets and liabilities, net - (0.02%)		(26,678)	(0.02%)
TOTAL NET ASSETS - 100.00%		$150,183,409	100.00%

American Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	79,999,701	$795,997,024	100.01%

TOTAL INVESTMENT COMPANIES (Cost $886,023,511)		$795,997,024
Total Investments (American Bond Trust) (Cost $886,023,511) - 100.01%		$795,997,024	100.01%
Other assets and liabilities, net - (0.01%)		(89,071)	(0.01%)
TOTAL NET ASSETS - 100.00%		$795,907,953	100.00%

American Diversified Growth & Income Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 99.88%
American Funds Insurance Series - 99.88%
American Asset Allocation Fund - Class 1	5,072	$64,872	7.83%
American Blue Chip Income & Growth Fund - Class 1	14,239	97,252	11.74%
American Bond Trust - Class 1	14,746	146,727	17.71%
American Global Growth Fund - Class 1	4,272	67,800	8.19%
American Global Small Capitalization Fund - Class 1	1,249	17,762	2.14%
American Growth Trust - Class 1	5,699	215,355	26.01%
American Growth-Income Fund - Class 1	4,353	113,470	13.70%
American High-Income Bond Fund - Class 1	3,658	34,388	4.15%
American International Fund - Class 1	3,736	52,225	6.31%
American New World Trust - Class 1	1,073	17,425	2.10%

TOTAL INVESTMENT COMPANIES (Cost $1,032,808)		$827,276
Total Investments (American Diversified Growth & Income Trust) (Cost $1,032,808) - 99.88%		$827,276	99.88%
Other assets and liabilities, net - 0.12%		1,016	0.12%
TOTAL NET ASSETS - 100.00%		$828,292	100.00%

The accompanying notes are an integral part of the financial statements.

American Fundamental Holdings Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	39,824,427	$396,253,046	40.29%
American Growth Trust - Class 1	6,053,453	228,759,998	23.26%
American Growth-Income Fund - Class 1	8,769,806	228,628,835	23.24%
American International Fund - Class 1	9,301,644	130,036,986	13.22%

TOTAL INVESTMENT COMPANIES (Cost $1,100,320,958)		$983,678,865
Total Investments (American Fundamental Holdings Trust) (Cost $1,100,320,958) - 100.01%		$983,678,865	100.01%
Other assets and liabilities, net - (0.01%)		(54,459)	(0.01%)
TOTAL NET ASSETS - 100.00%		$983,624,406	100.00%

American Global Diversification Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	20,244,737	$201,435,138	27.34%
American Global Growth Fund - Class 1	18,724,760	297,161,936	40.34%
American Global Small Capitalization Fund - Class 1	7,749,311	110,195,197	14.96%
American High-Income Bond Fund - Class 1	6,013,834	56,530,042	7.67%
American New World Trust - Class 1	4,399,257	71,443,933	9.70%

TOTAL INVESTMENT COMPANIES (Cost $890,039,619)		$736,766,246
Total Investments (American Global Diversification Trust) (Cost $890,039,619) - 100.01%		$736,766,246	100.01%
Other assets and liabilities, net - (0.01%)		(54,308)	(0.01%)
TOTAL NET ASSETS - 100.00%		$736,711,938	100.00%

American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Growth Fund - Class 1	10,356,494	$164,357,554	100.02%

TOTAL INVESTMENT COMPANIES (Cost $241,192,070)		$164,357,554
Total Investments (American Global Growth Trust) (Cost $241,192,070) - 100.02%		$164,357,554	100.02%
Other assets and liabilities, net - (0.02%)		(27,399)	(0.02%)
TOTAL NET ASSETS - 100.00%		$164,330,155	100.00%

American Global Small Capitalization Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Small Capitalization Fund - Class 1	5,610,364	$79,779,369	100.02%

TOTAL INVESTMENT COMPANIES (Cost $106,485,076)		$79,779,369
Total Investments (American Global Small Capitalization Trust) (Cost $106,485,076) - 100.02%		$79,779,369	100.02%
Other assets and liabilities, net - (0.02%)		(16,938)	(0.02%)
TOTAL NET ASSETS - 100.00%		$79,762,431	100.00%

American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth Trust - Class 1	29,637,269	$1,119,992,393	100.01%

TOTAL INVESTMENT COMPANIES (Cost $1,610,537,726)		$1,119,992,393
Total Investments (American Growth Trust) (Cost $1,610,537,726) - 100.01%		$1,119,992,393	100.01%
Other assets and liabilities, net - (0.01%)		(120,415)	(0.01%)
TOTAL NET ASSETS - 100.00%		$1,119,871,978	100.00%

American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth-Income Fund - Class 1	42,584,538	$1,110,178,908	100.01%

TOTAL INVESTMENT COMPANIES (Cost $1,467,561,317)		$1,110,178,908
Total Investments (American Growth-Income Trust) (Cost $1,467,561,317) - 100.01%		$1,110,178,908	100.01%
Other assets and liabilities, net - (0.01%)		(107,488)	(0.01%)
TOTAL NET ASSETS - 100.00%		$1,110,071,420	100.00%

The accompanying notes are an integral part of the financial statements.

American High-Income Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.03%
American Funds Insurance Series - 100.03%
American High-Income Bond Fund - Class 1	5,162,948	$48,531,710	100.03%

TOTAL INVESTMENT COMPANIES (Cost $55,416,847)		$48,531,710
Total Investments (American High-Income Bond Trust) (Cost $55,416,847) - 100.03%		$48,531,710	100.03%
Other assets and liabilities, net - (0.03%)		(16,699)	(0.03%)
TOTAL NET ASSETS - 100.00%		$48,515,011	100.00%

American International Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American International Fund - Class 1	53,275,266	$744,788,216	100.01%

TOTAL INVESTMENT COMPANIES (Cost $1,014,854,917)		$744,788,216
Total Investments (American International Trust) (Cost $1,014,854,917) - 100.01%		$744,788,216	100.01%
Other assets and liabilities, net - (0.01%)		(82,410)	(0.01%)
TOTAL NET ASSETS - 100.00%		$744,705,806	100.00%

American New World Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.03%
American Funds Insurance Series - 100.03%
American New World Trust - Class 1	3,408,455	$55,353,315	100.03%

TOTAL INVESTMENT COMPANIES (Cost $73,010,588)		$55,353,315
Total Investments (American New World Trust) (Cost $73,010,588) - 100.03%		$55,353,315	100.03%
Other assets and liabilities, net - (0.03%)		(17,297)	(0.03%)
TOTAL NET ASSETS - 100.00%		$55,336,018	100.00%

Balanced Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 46.09%
Basic Materials - 2.02%		$259,708	2.02%
Communications - 7.40%
Amazon.com, Inc. *	1,480	123,817	0.96%
AT&T, Inc.	2,550	63,342	0.50%
Google, Inc., Class A *	270	113,829	0.89%
McGraw-Hill Companies, Inc.	2,450	73,770	0.57%
QUALCOMM, Inc.	1,600	72,320	0.57%
Time Warner, Inc.	2,400	60,456	0.47%
OTHER SECURITIES		444,236	3.44%
		951,770
Consumer, Cyclical - 4.26%
Bed Bath & Beyond, Inc. *	2,100	64,574	0.50%
OTHER SECURITIES		482,582	3.76%
		547,156
Consumer, Non-cyclical - 7.38%
Gilead Sciences, Inc. *	1,400	65,575	0.50%
Hershey Company	1,450	52,199	0.41%
Medco Health Solutions, Inc. *	1,400	63,854	0.49%
Wyeth	1,150	52,199	0.41%
OTHER SECURITIES		714,511	5.57%
		948,338
Energy - 5.85%
Chevron Corp.	1,310	86,787	0.67%
Exxon Mobil Corp.	1,390	97,174	0.75%
Royal Dutch Shell PLC, ADR	1,250	62,738	0.49%
Schlumberger, Ltd.	1,850	100,103	0.78%
OTHER SECURITIES		404,993	3.16%
		751,795
Financial - 8.74%
American Express Company	3,100	72,044	0.56%
Bank of America Corp.	6,700	88,440	0.69%
Bank of New York Mellon Corp.	2,500	73,275	0.57%
JPMorgan Chase & Company	4,450	151,790	1.18%
State Street Corp.	1,400	66,080	0.51%
The Goldman Sachs Group, Inc.	820	120,901	0.94%
U.S. Bancorp	3,000	53,760	0.42%
Wells Fargo & Company	3,450	83,697	0.65%
OTHER SECURITIES		411,742	3.22%
		1,121,729
Industrial - 4.33%
Danaher Corp.	1,300	80,262	0.63%
General Electric Company	5,800	67,976	0.53%
OTHER SECURITIES		408,889	3.17%
		557,127
Technology - 4.85%
Apple, Inc. *	1,100	156,672	1.21%
Microsoft Corp.	5,650	134,301	1.05%
OTHER SECURITIES		333,021	2.59%
		623,994
Utilities - 1.26%		161,348	1.26%

TOTAL COMMON STOCKS (Cost $5,787,949)		$5,922,965

The accompanying notes are an integral part of the financial statements.

Balanced Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 8.77%
U.S. Treasury Bonds - 1.38%
4.500%, due 02/15/2036	68,000	$70,051	0.54%
5.250%, due 02/15/2029	55,000	61,858	0.48%
3.500% to 6.000%, due 2/15/2026 to 2/15/2039		45,739	0.36%
		177,648
U.S. Treasury Notes - 7.39%
0.875%, due 03/31/2011	298,000	297,592	2.31%
0.875%, due 04/30/2011	107,000	106,686	0.83%
0.875%, due 05/31/2011	75,000	74,731	0.58%
1.500%, due 12/31/2013	92,000	88,615	0.69%
1.875%, due 04/30/2014	75,000	72,788	0.57%
2.000%, due 09/30/2010	90,000	91,550	0.71%
2.000%, due 11/30/2013	80,000	78,825	0.61%
3.500%, due 02/15/2018	74,000	74,364	0.58%
2.250% to 3.375%, due 10/15/2009 to 5/31/2014		65,171	0.51%
		950,322

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,125,550)		$1,127,970
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.42%
Federal Home Loan Mortgage Corp. - 1.37%
2.125%, due 03/23/2012	175,000	176,582	1.37%
Federal National Mortgage Association - 13.90%
3.250%, due 08/12/2010	175,000	179,920	1.40%
4.125%, due 04/15/2014	100,000	105,851	0.82%
4.500%, due 06/01/2039	80,000	79,938	0.62%
5.000%, due 01/01/2023	92,498	95,855	0.75%
5.000%, due 06/01/2036	117,699	120,218	0.94%
5.500%, due 11/01/2035	107,953	111,848	0.87%
5.500%, due 05/01/2036	117,370	121,574	0.95%
6.000%, due 07/01/2038	131,256	137,343	1.07%
6.500%, due 10/01/2036	190,325	203,061	1.57%
4.500% to 6.000%, due 7/15/2016 to 5/1/2039		630,435	4.91%
		1,786,043
Government National Mortgage Association - 0.15%		19,916	0.15%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,984,399)		$1,982,541
CORPORATE BONDS - 6.03%
Basic Materials - 0.09%		11,112	0.09%
Communications - 1.04%		133,242	1.04%
Consumer, Cyclical - 0.23%		29,877	0.23%
Consumer, Non-cyclical - 0.33%		42,637	0.33%
Energy - 0.61%		78,201	0.61%
Financial - 2.62%
Goldman Sachs
6.150% to 7.500%, due 4/1/2018 to 2/15/2019		20,444	0.16%
JPMorgan Chase
0.854%, due 12/26/2012 (d)	15,000	15,087	0.12%
OTHER SECURITIES		302,442	2.34%
		337,973
Industrial - 0.28%		35,737	0.28%
Supranational - 0.12%		14,928	0.12%
Technology - 0.16%		20,199	0.16%
Utilities - 0.55%		71,128	0.55%

TOTAL CORPORATE BONDS (Cost $752,663)		$775,034
CONVERTIBLE BONDS - 0.13%
Consumer, Cyclical - 0.13%		16,900	0.13%

TOTAL CONVERTIBLE BONDS (Cost $15,950)		$16,900
MUNICIPAL BONDS - 0.31%
Illinois - 0.08%		10,232	0.08%
Utah - 0.11%		14,873	0.11%
Washington - 0.12%		14,807	0.12%

TOTAL MUNICIPAL BONDS (Cost $39,533)		$39,912
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.80%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $97,136)		$102,674
SHORT TERM INVESTMENTS - 24.24%
T. Rowe Price Reserve Investment Fund, 0.3922%	1,916,274	1,916,274	14.91%
U.S. Treasury Bills
zero coupon, due 09/17/2009	700,000	699,713	5.44%
zero coupon, due 07/30/2009 ***	500,000	499,948	3.89%

TOTAL SHORT TERM INVESTMENTS (Cost $3,115,935)		$3,115,935
Total Investments (Balanced Trust) (Cost $12,919,115) - 101.79%		$13,083,931	101.79%
Other assets and liabilities, net - (1.79%)		(229,878)	(1.79%)
TOTAL NET ASSETS - 100.00%		$12,854,053	100.00%

Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.64%
Basic Materials - 2.68%
Praxair, Inc.	250,400	$17,795,928	1.33%
OTHER SECURITIES		18,017,709	1.35%
		35,813,637
Communications - 21.37%
Amazon.com, Inc. *	664,189	55,566,051	4.15%
American Tower Corp., Class A *	665,538	20,984,413	1.57%

The accompanying notes are an integral part of the financial statements.

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communications (continued)
Google, Inc., Class A *	121,866	$51,377,487	3.84%
Juniper Networks, Inc. *	981,221	23,156,815	1.73%
McAfee, Inc. *	403,100	17,006,789	1.27%
McGraw-Hill Companies, Inc.	544,800	16,403,928	1.23%
QUALCOMM, Inc.	714,477	32,294,361	2.41%
Tencent Holdings, Ltd.	1,045,000	12,120,084	0.91%
OTHER SECURITIES		56,974,687	4.26%
		285,884,615
Consumer, Cyclical - 8.91%
Bed Bath & Beyond, Inc. *	333,500	10,255,125	0.77%
CVS Caremark Corp.	501,267	15,975,379	1.19%
Kohl’s Corp. *	376,230	16,083,833	1.20%
McDonald’s Corp.	271,400	15,602,786	1.16%
Wal-Mart Stores, Inc.	430,264	20,841,988	1.57%
Yum! Brands, Inc.	399,900	13,332,666	1.00%
OTHER SECURITIES		27,009,555	2.02%
		119,101,332
Consumer, Non-cyclical - 19.13%
Allergan, Inc.	340,000	16,177,200	1.21%
Baxter International, Inc.	223,100	11,815,376	0.88%
Celgene Corp. *	372,900	17,839,536	1.33%
Express Scripts, Inc. *	321,200	22,082,500	1.65%
Gilead Sciences, Inc. *	621,362	29,104,596	2.17%
McKesson Corp.	287,000	12,628,000	0.94%
Medco Health Solutions, Inc. *	606,400	27,657,904	2.07%
St. Jude Medical, Inc. *	465,036	19,112,980	1.43%
Teva Pharmaceutical Industries, Ltd., SADR	229,500	11,323,530	0.85%
Visa, Inc.	197,500	12,296,350	0.92%
OTHER SECURITIES		75,714,373	5.68%
		255,752,345
Energy - 7.65%
EOG Resources, Inc.	142,700	9,692,184	0.73%
Petroleo Brasileiro SA, SADR	429,900	14,341,464	1.07%
Schlumberger, Ltd.	517,492	28,001,492	2.08%
Smith International, Inc.	674,272	17,362,504	1.30%
OTHER SECURITIES		32,872,767	2.47%
		102,270,411
Financial - 17.32%
Bank of New York Mellon Corp.	435,261	12,757,500	0.95%
Charles Schwab Corp.	630,586	11,060,478	0.83%
Franklin Resources, Inc.	301,765	21,730,098	1.63%
IntercontinentalExchange, Inc. *	131,400	15,011,136	1.12%
JPMorgan Chase & Company	552,000	18,828,720	1.41%
MasterCard, Inc., Class A	74,200	12,414,402	0.93%
Morgan Stanley	392,600	11,193,026	0.84%
Northern Trust Corp.	354,489	19,028,969	1.42%
State Street Corp.	618,407	29,188,811	2.18%
The Goldman Sachs Group, Inc.	229,476	33,833,942	2.53%
Wells Fargo & Company	589,300	14,296,418	1.07%
OTHER SECURITIES		32,223,243	2.41%
		231,566,743
Industrial - 6.25%
Danaher Corp.	581,263	35,887,178	2.69%
Lockheed Martin Corp.	207,800	16,759,070	1.26%
OTHER SECURITIES		30,851,008	2.30%
		83,497,256
Technology - 15.68%
Apple, Inc. *	489,800	69,762,214	5.21%
Broadcom Corp., Class A *	447,300	11,088,567	0.83%
Fiserv, Inc. *	308,400	14,093,880	1.05%
Marvell Technology Group, Ltd. *	1,455,510	16,942,136	1.27%
Microsoft Corp.	1,608,344	38,230,336	2.87%
Research In Motion, Ltd. *	236,800	16,824,640	1.26%
Xilinx, Inc.	674,425	13,798,736	1.03%
OTHER SECURITIES		28,890,969	2.16%
		209,631,478
Utilities - 0.65%		8,665,448	0.65%

TOTAL COMMON STOCKS (Cost $1,384,299,041)		$1,332,183,265
SHORT TERM INVESTMENTS - 1.43%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,565,221	15,669,112	1.17%
OTHER SECURITIES		3,438,793	0.26%

TOTAL SHORT TERM INVESTMENTS (Cost $19,100,419)		$19,107,905
REPURCHASE AGREEMENTS - 0.04%

TOTAL REPURCHASE AGREEMENTS (Cost $506,000)		$506,000
Total Investments (Blue Chip Growth Trust) (Cost $1,403,905,460) - 101.11%		$1,351,797,170	101.11%
Other assets and liabilities, net - (1.11%)		(14,829,508)	(1.11%)
TOTAL NET ASSETS - 100.00%		$1,336,967,662	100.00%

The accompanying notes are an integral part of the financial statements.

Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.56%
Basic Materials - 1.68%
Monsanto Company	181,800	$13,515,012	1.68%
Communications - 16.79%
Amazon.com, Inc. *	339,200	28,377,472	3.52%
Baidu.com, Inc., SADR * (a)	32,000	9,634,880	1.19%
Cisco Systems, Inc. *	855,165	15,940,276	1.98%
Google, Inc., Class A *	96,007	40,475,591	5.02%
QUALCOMM, Inc.	905,600	40,933,120	5.08%
		135,361,339
Consumer, Cyclical - 10.85%
Costco Wholesale Corp.	226,500	10,351,050	1.28%
CVS Caremark Corp.	501,000	15,966,870	1.98%
Kohl’s Corp. *	267,600	11,439,900	1.42%
NIKE, Inc., Class B (a)	245,978	12,736,741	1.58%
Wal-Mart Stores, Inc.	248,100	12,017,964	1.49%
Walt Disney Company	492,300	11,485,359	1.42%
OTHER SECURITIES		13,508,540	1.68%
		87,506,424
Consumer, Non-cyclical - 29.31%
Abbott Laboratories	237,400	11,167,296	1.38%
Alcon, Inc.	165,181	19,180,818	2.38%
Baxter International, Inc.	393,700	20,850,352	2.58%
Cadbury PLC, SADR	260,900	8,974,960	1.11%
Celgene Corp. *	339,100	16,222,544	2.01%
Colgate-Palmolive Company	179,800	12,719,052	1.58%
Gilead Sciences, Inc. *	683,328	32,007,083	3.98%
Medco Health Solutions, Inc. *	428,100	19,525,641	2.42%
PepsiCo, Inc.	325,065	17,865,572	2.22%
Roche Holding AG, SADR	374,600	12,777,606	1.58%
Shire Pharmaceuticals Group PLC, ADR	166,950	6,925,086	0.86%
Teva Pharmaceutical Industries, Ltd., SADR	506,000	24,966,040	3.10%
Visa, Inc.	373,500	23,254,110	2.88%
OTHER SECURITIES		9,861,633	1.23%
		236,297,793
Energy - 11.03%
First Solar, Inc. * (a)	83,000	13,455,960	1.67%
Occidental Petroleum Corp.	300,000	19,743,000	2.45%
Petroleo Brasileiro SA, ADR	287,300	11,773,554	1.46%
Schlumberger, Ltd.	142,706	7,721,822	0.96%
Southwestern Energy Company *	361,400	14,040,390	1.74%
Suncor Energy, Inc.	176,000	5,339,840	0.66%
Weatherford International, Ltd. *	433,300	8,475,348	1.05%
XTO Energy, Inc.	220,900	8,425,126	1.04%
		88,975,040
Financial - 7.72%
Bank of America Corp.	697,100	9,201,720	1.14%
Charles Schwab Corp.	724,169	12,701,924	1.58%
MasterCard, Inc., Class A	97,500	16,312,725	2.02%
The Goldman Sachs Group, Inc.	162,790	24,001,758	2.98%
		62,218,127
Industrial - 1.47%
Lockheed Martin Corp.	147,000	11,855,550	1.47%
Technology - 20.71%
Adobe Systems, Inc. *	572,185	16,192,836	2.01%
Analog Devices, Inc.	245,400	6,081,012	0.75%
Apple, Inc. *	192,166	27,370,203	3.40%
Applied Materials, Inc.	890,000	9,763,300	1.21%
Hewlett-Packard Company	374,300	14,466,695	1.79%
Intel Corp.	1,090,580	18,049,099	2.24%
International Business Machines Corp.	148,900	15,548,138	1.93%
Microsoft Corp.	560,069	13,312,840	1.65%
Oracle Corp.	628,200	13,456,044	1.67%
Research In Motion, Ltd. *	297,300	21,123,165	2.62%
SAP AG, SADR (a)	199,500	8,017,905	0.99%
OTHER SECURITIES		3,626,150	0.45%
		167,007,387

TOTAL COMMON STOCKS (Cost $792,584,988)		$802,736,672
SHORT TERM INVESTMENTS - 3.52%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	2,838,400	28,414,659	3.52%

TOTAL SHORT TERM INVESTMENTS (Cost $28,401,793)		$28,414,659
REPURCHASE AGREEMENTS - 0.23%

TOTAL REPURCHASE AGREEMENTS (Cost $1,862,000)		$1,862,000
Total Investments (Capital Appreciation Trust) (Cost $822,848,781) - 103.31%		$833,013,331	103.31%
Other assets and liabilities, net - (3.31%)		(26,691,290)	(3.31%)
TOTAL NET ASSETS - 100.00%		$806,322,041	100.00%

Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 64.91%
Basic Materials - 0.34%		$994,209	0.34%
Communications - 5.26%
Cablevision Systems Corp., Class A	210,800	4,091,628	1.38%
Time Warner, Inc.	253,800	6,393,222	2.17%
OTHER SECURITIES		5,064,448	1.71%
		15,549,298
Consumer, Cyclical - 3.99%
CVS Caremark Corp.	64,400	2,052,428	0.69%
Lowe’s Companies, Inc.	141,600	2,748,456	0.94%
OTHER SECURITIES		7,004,504	2.36%
		11,805,388

The accompanying notes are an integral part of the financial statements.

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical - 18.31%
Allergan, Inc.	66,400	$3,159,312	1.07%
Baxter International, Inc.	39,700	2,102,512	0.71%
Covidien PLC	167,500	6,271,200	2.12%
General Mills, Inc.	39,600	2,218,392	0.75%
Henry Schein, Inc. *	18,576	890,719	0.30%
Kellogg Company ***	74,300	3,460,151	1.18%
PepsiCo, Inc. ***	77,700	4,270,393	1.45%
Philip Morris International, Inc.	137,000	5,975,940	2.02%
Procter & Gamble Company ***	69,537	3,553,341	1.20%
Western Union Company	323,400	5,303,760	1.79%
Wyeth	75,300	3,417,867	1.15%
OTHER SECURITIES		13,508,522	4.57%
		54,132,109
Energy - 10.03%
CNX Gas Corp. *	100,300	2,634,881	0.89%
Entergy Corp.	55,100	4,271,352	1.44%
Exxon Mobil Corp.	108,700	7,599,217	2.58%
Murphy Oil Corp.	42,700	2,319,464	0.78%
Spectra Energy Corp.	331,300	5,605,597	1.90%
Williams Companies, Inc.	338,400	5,282,424	1.79%
OTHER SECURITIES		1,932,733	0.65%
		29,645,668
Financial - 8.60%
Aon Corp.	126,800	4,801,916	1.63%
Bank of America Corp.	210,165	2,774,178	0.94%
Franklin Resources, Inc.	38,400	2,765,184	0.94%
JPMorgan Chase & Company	116,500	3,973,815	1.33%
Wells Fargo & Company	102,000	2,474,520	0.84%
White Mountains Insurance Group, Ltd.	12,440	2,847,640	0.96%
OTHER SECURITIES		5,775,154	1.96%
		25,412,407
Industrial - 8.94%
3M Company	50,100	3,011,010	1.03%
Danaher Corp.	82,100	5,068,854	1.72%
Goodrich Corp.	92,900	4,642,213	1.57%
Lockheed Martin Corp.	34,500	2,782,425	0.94%
Rockwell Collins, Inc.	54,000	2,253,420	0.76%
Tyco Electronics, Ltd.	215,500	4,006,145	1.36%
OTHER SECURITIES		4,651,785	1.56%
		26,415,852
Technology - 2.93%
Microsoft Corp. ***	130,300	3,097,231	1.05%
Texas Instruments, Inc.	129,000	2,747,700	0.92%
OTHER SECURITIES		2,830,270	0.96%
		8,675,201
Utilities - 6.51%
American Electric Power Company, Inc.	105,800	3,056,562	1.02%
OGE Energy Corp.	87,500	2,478,000	0.84%
PG&E Corp.	54,500	2,094,980	0.71%
PPL Corp.	89,100	2,936,736	0.99%
Sempra Energy	65,300	3,240,839	1.10%
OTHER SECURITIES		5,447,697	1.85%
		19,254,814

TOTAL COMMON STOCKS (Cost $171,078,204)		$191,884,946
PREFERRED STOCKS - 0.26%
Communications - 0.05%		$134,095	0.05%
Consumer, Non-cyclical - 0.14%		439,840	0.14%
Financial - 0.02%		55,950	0.02%
Utilities - 0.05%		141,219	0.05%

TOTAL PREFERRED STOCKS (Cost $753,877)		$771,104
TERM LOANS - 3.40%
Basic Materials - 0.66%		1,965,589	0.66%
Communications - 1.87%
Weather Channel, Tranche B
7.250%, due 07/25/2015 (d)	1,994,994	1,993,746	0.68%
OTHER SECURITIES		3,515,641	1.19%
		5,509,387
Consumer, Cyclical - 0.22%		660,746	0.22%
Consumer, Non-cyclical - 0.45%		1,324,053	0.45%
Financial - 0.20%		578,851	0.20%

TOTAL TERM LOANS (Cost $9,709,019)		$10,038,626
U.S. TREASURY OBLIGATIONS - 2.34%
U.S. Treasury Bonds - 1.18%
4.250%, due 05/15/2039	3,538,000	3,503,173	1.18%
U.S. Treasury Notes - 1.16%
3.125%, due 05/15/2019	3,538,000	3,421,918	1.16%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,728,511)		$6,925,091
CORPORATE BONDS - 15.47%
Basic Materials - 0.55%		1,624,769	0.55%
Communications - 3.23%
Crown Castle International Corp.
9.000%, due 01/15/2015	2,925,000	2,976,188	1.00%
Time Warner
1.150%, due 11/13/2009 (d)	1,124,000	1,121,317	0.38%
OTHER SECURITIES		5,442,286	1.85%
		9,539,791
Consumer, Cyclical - 1.71%		5,049,146	1.71%
Consumer, Non-cyclical - 2.69%
Kellogg
4.450% to 5.125%, due 12/3/2012 to 5/30/2016		528,612	0.17%
Millipore Corp.
3.750%, due 06/01/2026	3,046,000	3,007,925	1.02%
Procter & Gamble
5.500%, due 02/01/2034	215,000	219,075	0.07%
William Wrigley Jr. Company
6.500%, due 07/15/2010 (d)	2,475,000	2,481,435	0.83%
OTHER SECURITIES		1,727,685	0.60%
		7,964,732
Energy - 2.43%
Williams
8.750%, due 01/15/2020	700,000	729,750	0.25%
OTHER SECURITIES		6,441,577	2.18%
		7,171,327

The accompanying notes are an integral part of the financial statements.

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financial - 2.03%
JPMorgan Chase
0.854%, due 12/26/2012 (d)	1,481,000	$1,495,811	0.51%
Kreditanstalt Fuer Wiederaufbau
4.875%, due 06/17/2019	2,419,000	2,506,558	0.84%
OTHER SECURITIES		2,005,719	0.68%
		6,008,088
Government - 0.16%		468,264	0.16%
Industrial - 0.40%
Tyco Electronics
6.000% to 6.550%, due 10/1/2012 to 10/1/2017		693,443	0.23%
OTHER SECURITIES		499,678	0.17%
		1,193,121
Technology - 1.42%
Linear Technology Corp., Series A
3.000%, due 05/01/2027	4,349,000	3,598,797	1.21%
OTHER SECURITIES		611,042	0.21%
		4,209,839
Utilities - 0.85%		2,506,137	0.85%

TOTAL CORPORATE BONDS (Cost $44,196,077)		$45,735,214
CONVERTIBLE BONDS - 2.23%
Basic Materials - 0.03%		86,839	0.03%
Communications - 0.31%		908,166	0.31%
Consumer, Non-cyclical - 0.82%
Henry Schein, Inc.
3.000%, due 08/15/2034	2,150,000	2,413,374	0.82%
Energy - 0.62%		1,826,875	0.62%
Financial - 0.09%		263,800	0.09%
Industrial - 0.09%		272,759	0.09%
Technology - 0.27%		805,750	0.27%

TOTAL CONVERTIBLE BONDS (Cost $6,709,362)		$6,577,563
OPTIONS - 0.01%
Call Options - 0.01%		33,810	0.01%

TOTAL OPTIONS (Cost $17,751)		$33,810
SHORT TERM INVESTMENTS - 11.93%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	249,695	2,499,646	0.85%

T. Rowe Price Reserve Investment Fund, 0.3922%	32,771,871	32,771,871	11.08%

TOTAL SHORT TERM INVESTMENTS (Cost $35,271,256)		$35,271,517
REPURCHASE AGREEMENTS - 0.17%

TOTAL REPURCHASE AGREEMENTS (Cost $501,000)		$501,000

Total Investments (Capital Appreciation Value Trust) (Cost $274,965,057) - 100.72%		$297,738,871	100.72%
Other assets and liabilities, net - (0.72%)		(2,132,963)	(0.72%)
TOTAL NET ASSETS - 100.00%		$295,605,908	100.00%

Core Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES (g) - 100.10%
Intermediate Bond - 12.01%
Total Bond Market A (Declaration) (h)	73,181	$978,434	12.01%
International Large Cap - 7.41%
International Index (MFC Global U.S.A.) (h)	43,533	603,368	7.41%
Moderate Allocation - 60.06%
Core Allocation Plus (Wellington)	529,456	4,892,172	60.06%
U.S. Large Cap - 16.62%
500 Index (MFC Global U.S.A.) (h)	170,252	1,353,501	16.62%
U.S. Mid Cap - 1.00%
Mid Cap Index (MFC Global U.S.A.) (h)	7,196	81,536	1.00%
U.S. Small Cap - 3.00%
Small Cap Index (MFC Global U.S.A.) (h)	26,910	244,609	3.00%

TOTAL INVESTMENT COMPANIES (Cost $8,099,740)		$8,153,620
Total Investments (Core Allocation Trust) (Cost $8,099,740) - 100.10%		$8,153,620
Other assets and liabilities, net - (0.10%)		(8,552)
TOTAL NET ASSETS - 100.00%		$8,145,068

Core Allocation Plus Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 58.53%
Basic Materials - 4.82%
BHP Billiton, Ltd., SADR (a)	25,400	$1,390,142	0.81%
Eli Lilly & Company	26,220	908,261	0.52%
Freeport-McMoRan Copper & Gold, Inc., Class B	24,425	1,223,937	0.71%
OTHER SECURITIES		4,826,775	2.78%
		8,349,115
Communications - 11.01%
Amazon.com, Inc. *	16,400	1,372,024	0.79%
AT&T, Inc.	36,900	916,596	0.54%
China Mobile, Ltd., SADR	25,500	1,277,040	0.74%
Comverse Technology, Inc. *	133,100	1,138,005	0.66%
Corning, Inc.	67,600	1,085,656	0.63%

The accompanying notes are an integral part of the financial statements.

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communications (continued)
Google, Inc., Class A *	6,710	$2,828,869	1.63%
QUALCOMM, Inc.	34,100	1,541,320	0.90%
Shanda Interactive Entertainment, Ltd. * (a)	17,200	899,388	0.53%
OTHER SECURITIES		8,023,570	4.59%
		19,082,468
Consumer, Cyclical - 4.02%
Wal-Mart Stores, Inc.	14,400	697,536	0.41%
OTHER SECURITIES		6,268,529	3.61%
		6,966,065
Consumer, Non-cyclical - 11.01%
Japan Tobacco, Inc.	237	738,718	0.43%
Johnson & Johnson	19,400	1,101,920	0.64%
Pfizer, Inc. (a)	78,000	1,169,999	0.66%
UnitedHealth Group, Inc.	27,190	679,206	0.38%
Visa, Inc.	10,900	678,634	0.40%
OTHER SECURITIES		14,734,467	8.50%
		19,102,944
Diversified - 0.14%		242,043	0.14%
Energy - 6.03%
Chevron Corp.	10,350	685,688	0.40%
ConocoPhillips Company	14,500	609,870	0.35%
CONSOL Energy, Inc.	20,500	696,180	0.40%
Exxon Mobil Corp.	22,235	1,554,448	0.89%
First Solar, Inc. *	5,100	826,812	0.48%
Suncor Energy, Inc. (a)	22,300	676,582	0.39%
OTHER SECURITIES		5,407,731	3.12%
		10,457,311
Financial - 7.28%
Bank of America Corp.	71,654	945,832	0.56%
China Merchants Bank Company, Ltd.	365,000	829,794	0.49%
JPMorgan Chase & Company	21,350	728,249	0.42%
Marsh & McLennan Companies, Inc.	30,600	615,978	0.35%
Wells Fargo & Company	41,950	1,017,706	0.58%
OTHER SECURITIES		8,473,467	4.88%
		12,611,026
Industrial - 5.29%
Danaher Corp.	13,600	839,664	0.47%
Fluor Corp.	19,700	1,010,413	0.58%
OTHER SECURITIES		7,315,991	4.24%
		9,166,068
Technology - 7.60%
Apple, Inc. *	18,150	2,585,104	1.48%
EMC Corp. *	52,300	685,130	0.40%
International Business Machines Corp.	9,200	960,664	0.55%
Maxim Integrated Products, Inc.	69,900	1,096,731	0.63%
Microsoft Corp.	40,960	973,619	0.56%
NVIDIA Corp. *	71,700	809,493	0.47%
Oracle Corp.	50,800	1,088,136	0.62%
Seagate Technology	64,100	670,486	0.39%
Softbank Corp.	33,600	652,510	0.38%
OTHER SECURITIES		3,651,967	2.12%
		13,173,840
Utilities - 1.33%		2,300,955	1.33%

TOTAL COMMON STOCKS (Cost $94,151,520)		$101,451,835
INVESTMENT COMPANIES - 0.03%
Investment Companies - 0.03%		45,960	0.03%

TOTAL INVESTMENT COMPANIES (Cost $45,703)	500	$45,960
WARRANTS - 0.00%
Financial - 0.00%	1,429	0	0.00%

TOTAL WARRANTS (Cost $0)		$0
U.S. TREASURY OBLIGATIONS - 6.31%
U.S. Treasury Bonds - 4.37%
2.625%, due 04/30/2016	950,000	918,531	0.53%
7.250%, due 08/15/2022	1,300,000	1,707,874	0.99%
7.500%, due 11/15/2016	725,000	924,772	0.53%
8.750%, due 05/15/2017	800,000	1,095,500	0.63%
8.750%, due 08/15/2020	825,000	1,181,813	0.68%
4.250% to 6.250%, due 8/15/2023 to 5/15/2039 ***		1,742,769	1.01%
		7,571,259
U.S. Treasury Notes - 1.94%
3.125%, due 08/31/2013	1,150,000	1,191,418	0.68%
4.500%, due 11/30/2011	710,000	764,415	0.44%
7.250%, due 05/15/2016	1,130,000	1,416,296	0.82%
		3,372,129

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,066,215)		$10,943,388
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.47%
Federal Home Loan Mortgage Corp. - 1.32%
5.000%, due 02/01/2038	892,177	908,556	0.51%
4.500% to 5.500%, due 4/18/2016 to 10/1/2038		1,396,277	0.81%
		2,304,833
Federal National Mortgage Association - 0.77%		1,327,132	0.77%
Government National Mortgage Association - 0.38%		654,513	0.38%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,200,124)		$4,286,478
FOREIGN GOVERNMENT OBLIGATIONS - 0.27%
Brazil - 0.27%		469,154	0.27%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $430,045)		$469,154

The accompanying notes are an integral part of the financial statements.

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 10.24%
Basic Materials - 0.19%		$332,302	0.19%
Communications - 2.17%		3,767,583	2.17%
Consumer, Cyclical - 0.14%		246,156	0.14%
Consumer, Non-cyclical - 1.63%		2,826,077	1.63%
Energy - 0.47%		816,797	0.47%
Financial - 3.99%
Bank of America
5.650% to 5.750%, due 12/1/2017 to 5/1/2018		420,132	0.24%
OTHER SECURITIES		6,472,764	3.75%
		6,892,896
Industrial - 0.11%		191,499	0.11%
Technology - 0.16%		275,791	0.16%
Utilities - 1.38%		2,396,523	1.38%

TOTAL CORPORATE BONDS (Cost $17,181,570)		$17,745,624
MUNICIPAL BONDS - 0.15%
Illinois - 0.06%		97,207	0.06%
New Jersey - 0.06%		118,568	0.06%
New York - 0.03%		46,226	0.03%

TOTAL MUNICIPAL BONDS (Cost $242,800)		$262,001
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.23%
Bank of America
4.857% to 5.929%, due 7/10/2043 to 9/10/2047 (d)		529,692	0.30%
OTHER SECURITIES		3,328,514	1.93%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,933,863)		$3,858,206
ASSET BACKED SECURITIES - 0.13%

TOTAL ASSET BACKED SECURITIES (Cost $217,706)		$220,990
SHORT TERM INVESTMENTS - 2.26%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	391,880	3,923,030	2.26%

TOTAL SHORT TERM INVESTMENTS (Cost $3,921,909)		$3,923,030
REPURCHASE AGREEMENTS - 23.45%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $40,645,011 on 07/01/2009, collateralized by $38,975,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $41,459,656, including interest)	40,645,000	40,645,000	23.45%

TOTAL REPURCHASE AGREEMENTS (Cost $40,645,000)		$40,645,000

Total Investments (Core Allocation Plus Trust) (Cost $176,036,455) - 106.07%		$183,851,665	106.07%
Other assets and liabilities, net - (6.07%)		(10,515,725)	(6.07%)
TOTAL NET ASSETS - 100.00%		$173,335,940	100.00%

Core Balanced Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES (g) - 100.07%
Intermediate Bond - 14.01%
Total Bond Market A (Declaration) (h)	133,554	$1,785,617	14.01%
International Large Cap - 5.21%
International Index (MFC Global U.S.A.) (h)	47,852	663,229	5.21%
Investment Companies - 60.04%
Balanced (T. Rowe Price)	588,665	7,652,643	60.04%
U.S. Large Cap - 16.81%
500 Index (MFC Global U.S.A.) (h)	269,527	2,142,740	16.81%
U.S. Mid Cap - 2.00%
Mid Cap Index (MFC Global U.S.A.) (h)	22,514	255,088	2.00%
U.S. Small Cap - 2.00%
Small Cap Index (MFC Global U.S.A.) (h)	28,062	255,088	2.00%

TOTAL INVESTMENT COMPANIES (Cost $12,650,796)		$12,754,405
Total Investments (Core Balanced Trust) (Cost $12,650,796) - 100.07%		$12,754,405
Other assets and liabilities, net - (0.07%)		(8,521)
TOTAL NET ASSETS - 100.00%		$12,745,884

Core Disciplined Diversification Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES (g) - 100.06%
Intermediate Bond - 12.31%
Total Bond Market A (Declaration) (h)	139,173	$1,860,738	12.31%
International Large Cap - 15.81%
International Index (MFC Global U.S.A.) (h)	172,454	2,390,217	15.81%
Investment Companies - 60.03%
Disciplined Diversification (DFA)	940,598	9,076,771	60.03%
U.S. Large Cap - 8.91%
500 Index (MFC Global U.S.A.) (h)	169,357	1,346,388	8.91%
U.S. Mid Cap - 1.60%
Mid Cap Index (MFC Global U.S.A.) (h)	21,363	242,047	1.60%
U.S. Small Cap - 1.40%
Small Cap Index (MFC Global U.S.A.) (h)	23,299	211,791	1.40%

TOTAL INVESTMENT COMPANIES (Cost $14,974,520)		$15,127,952
Total Investments (Core Disciplined Diversification Trust) (Cost $14,974,520) - 100.06%		$15,127,952	100.06%
Other assets and liabilities, net - (0.06%)		(8,509)	(0.06%)
TOTAL NET ASSETS - 100.00%		$15,119,443	100.00%

The accompanying notes are an integral part of the financial statements.

Core Fundamental Holdings Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES (g) - 100.03%
American Funds Insurance Series - 60.02%
American Growth Trust - Class 1	97,914	$3,700,172	14.10%
American Growth-Income Fund - Class 1	141,932	3,700,172	14.10%
American International Fund - Class 1	146,417	2,046,903	7.80%
American U.S. Government Fund - Class 1	516,243	6,298,164	24.02%
		15,745,411
Intermediate Bond - 16.00%
Total Bond Market A (Declaration) (h)	314,045	4,198,776	16.00%
International Large Cap - 5.20%
International Index (MFC Global U.S.A.) (h)	98,456	1,364,602	5.20%
U.S. Large Cap - 18.81%
500 Index (MFC Global U.S.A.) (h)	620,574	4,933,562	18.81%

TOTAL INVESTMENT COMPANIES (Cost $26,237,413)		$26,242,351
Total Investments (Core Fundamental Holdings Trust) (Cost $26,237,413) - 100.03%		$26,242,351
Other assets and liabilities, net - (0.03%)		(8,460)
TOTAL NET ASSETS - 100.00%		$26,233,891

Core Global Diversification Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES (g) - 100.04%
American Funds Insurance Series - 60.02%
American Global Growth Fund - Class 1	295,628	$4,691,620	24.00%
American International Fund - Class 1	209,747	2,932,262	15.01%
American U.S. Government Fund - Class 1	336,489	4,105,167	21.01%
Intermediate Bond - 14.01%
Total Bond Market A (Declaration) (h)	204,695	2,736,778	14.01%
International Large Cap - 18.01%
International Index (MFC Global U.S.A.) (h)	253,876	3,518,714	18.01%
U.S. Large Cap - 8.00%
500 Index (MFC Global U.S.A.) (h)	196,714	1,563,873	8.00%

TOTAL INVESTMENT COMPANIES (Cost $19,488,828)		$19,548,414
Total Investments (Core Global Diversification Trust) (Cost $19,488,828) - 100.04%		$19,548,414
Other assets and liabilities, net - (0.04%)		(8,323)
TOTAL NET ASSETS - 100.00%		$19,540,091

Disciplined Diversification Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 69.31%
Basic Materials - 4.68%		$11,212,416	4.68%
Communications - 6.40%
AT&T, Inc.	34,650	860,706	0.35%
Cisco Systems, Inc. *	49,850	929,204	0.40%
OTHER SECURITIES		13,558,868	5.65%
		15,348,778
Consumer, Cyclical - 7.72%
Wal-Mart Stores, Inc.	17,759	860,245	0.37%
OTHER SECURITIES		17,643,224	7.35%
		18,503,469
Consumer, Non-cyclical - 12.88%
Johnson & Johnson	23,959	1,360,871	0.58%
The Coca-Cola Company	19,679	944,394	0.40%
OTHER SECURITIES		28,606,678	11.90%
		30,911,943
Diversified - 0.37%		887,864	0.37%
Energy - 6.77%
Exxon Mobil Corp.	23,270	1,626,805	0.69%
OTHER SECURITIES		14,610,809	6.08%
		16,237,614
Financial - 12.54%
JPMorgan Chase & Company	51,779	1,766,181	0.75%
OTHER SECURITIES		28,300,401	11.79%
		30,066,582
Industrial - 8.96%		21,486,760	8.96%
Real Estate - 0.00%		7,129	0.00%
Technology - 6.50%
Apple, Inc. *	7,600	1,082,467	0.46%
Hewlett-Packard Company	26,400	1,020,359	0.44%
International Business Machines Corp.	11,200	1,169,503	0.50%
Microsoft Corp.	68,208	1,621,303	0.69%
Oracle Corp.	42,254	905,080	0.39%
OTHER SECURITIES		9,799,052	4.02%
		15,597,764
Utilities - 2.49%		5,960,360	2.49%

TOTAL COMMON STOCKS (Cost $167,687,571)		$166,220,679
PREFERRED STOCKS - 0.15%
Basic Materials - 0.03%		85,380	0.03%
Communications - 0.02%		42,742	0.02%
Consumer, Cyclical - 0.03%		67,974	0.03%
Consumer, Non-cyclical - 0.02%		47,064	0.02%
Energy - 0.00%		196	0.00%
Financial - 0.03%		70,263	0.03%
Industrial - 0.00%		11,606	0.00%
Utilities - 0.02%		40,050	0.02%

TOTAL PREFERRED STOCKS (Cost $365,135)		$365,275

The accompanying notes are an integral part of the financial statements.

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
WARRANTS - 0.00%
Basic Materials - 0.00%		$6	0.00%
Energy - 0.00%		11	0.00%
Disciplined Diversification Trust
Financial - 0.00%		614	0.00%

TOTAL WARRANTS (Cost $12)		$631
RIGHTS - 0.00%
Communications - 0.00%		871	0.00%
Consumer, Cyclical - 0.00%		221	0.00%
Consumer, Non-cyclical - 0.00%		4,989	0.00%
Energy - 0.00%		151	0.00%
Financial - 0.00%		847	0.00%
Industrial - 0.00%		373	0.00%
Utilities - 0.00%		587	0.00%

TOTAL RIGHTS (Cost $7,272)		$8,039
U.S. TREASURY OBLIGATIONS - 11.52%
Treasury Inflation Protected Securities (d) - 9.15%
1.375%, due 07/15/2018	1,705,663	1,653,427	0.69%
1.625%, due 01/15/2015	1,909,506	1,900,554	0.79%
1.625%, due 01/15/2018	2,137,338	2,116,631	0.88%
1.875%, due 07/15/2015	2,027,970	2,050,152	0.85%
2.000%, due 07/15/2014	2,002,171	2,049,098	0.85%
2.000%, due 01/15/2016	1,998,179	2,028,152	0.85%
2.125%, due 01/15/2019	1,430,093	1,477,017	0.62%
2.375%, due 01/15/2017	1,200,047	1,252,174	0.52%
2.500%, due 07/15/2016	1,573,157	1,651,324	0.69%
2.625%, due 07/15/2017	2,376,505	2,532,463	1.06%
1.875% to 3.625%, due 7/15/2013 to 1/15/2029		3,227,079	1.35%
		21,938,071
U.S. Treasury Notes - 2.37%
2.000%, due 11/30/2013	1,700,000	1,675,030	0.70%
4.500%, due 04/30/2012	1,545,000	1,671,980	0.70%
4.750%, due 05/31/2012	2,150,000	2,344,172	0.97%
		5,691,182

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,505,376)		$27,629,253
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.01%
Federal Home Loan Bank - 2.22%
4.875%, due 11/18/2011	790,000	852,332	0.36%
5.750%, due 05/15/2012	1,000,000	1,111,852	0.47%
2.625% to 5.375%, due 5/20/2011 to 11/15/2012		3,347,882	1.39%
		5,312,066
Federal Home Loan Mortgage Corp. - 1.44%
2.500%, due 04/23/2014	1,200,000	1,179,989	0.49%
5.125%, due 07/15/2012	875,000	958,659	0.40%
4.875% to 5.500%, due 8/20/2012 to 11/15/2013		1,317,809	0.55%
		3,456,457
Federal National Mortgage Association - 1.35%
2.500%, due 05/15/2014	900,000	883,384	0.37%
5.375%, due 11/15/2011	820,000	894,101	0.37%
2.750% to 4.875%, due 5/18/2012 to 3/13/2014		1,461,297	0.61%
		3,238,782

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,842,935)		$12,007,305
FOREIGN GOVERNMENT OBLIGATIONS - 1.45%
Austria - 0.38%
Republic of Austria
3.250%, due 06/25/2013	900,000	908,686	0.38%
Belgium - 0.39%
Kingdom of Belgium
4.250%, due 09/03/2013	900,000	941,361	0.39%
Canada - 0.68%
Export Development Canada
3.500%, due 05/16/2013	900,000	914,360	0.39%
OTHER SECURITIES		712,224	0.29%
		1,626,584

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,456,376)		3,476,631
CORPORATE BONDS - 10.83%
Consumer, Cyclical - 0.47%		1,116,586	0.47%
Energy - 0.43%		1,039,324	0.43%
Financial - 4.62%
Bank Nederlandse Gemeenten, EMTN
4.375%, due 07/24/2013	900,000	936,162	0.39%
Bank of New York Mellon Corp.
5.125%, due 08/27/2013	804,900	847,232	0.35%
BP Capital Markets PLC
5.250%, due 11/07/2013	1,100,000	1,180,642	0.50%
Eksportfinans A/S
5.000%, due 02/14/2012	1,050,000	1,114,098	0.46%
Kreditanstalt fuer Wiederaufbau
3.500%, due 03/10/2014	850,000	865,861	0.37%
Disciplined Diversification Trust
Network Rail Infrastructure Finance PLC, EMTN
3.500%, due 06/17/2013	900,000	916,840	0.38%
OTHER SECURITIES		5,222,687	2.17%
		11,083,522
Government - 1.15%
Kommuninvest I Sverige, EMTN
5.375%, due 07/03/2012	900,000	965,074	0.40%
OTHER SECURITIES		1,801,087	0.75%
		2,766,161

The accompanying notes are an integral part of the financial statements.

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrial - 0.35%
3M Company, Series MTN
4.375%, due 08/15/2013	800,000	$850,638	0.35%
Supranational - 3.18%
African Development Bank, Series GMTN
3.000%, due 05/27/2014	1,100,000	1,078,823	0.45%
Council Of Europe Development Bank, Series EMTN
4.250%, due 04/22/2013	1,200,000	1,266,040	0.52%
Inter-American Development Bank
3.000%, due 04/22/2014	1,000,000	996,239	0.42%
International Finance Corp, Series GMTN
3.000%, due 04/22/2014	1,100,000	1,075,973	0.45%
Nordic Investment Bank
3.625%, due 06/17/2013	1,000,000	1,033,955	0.43%
OTHER SECURITIES		2,164,227	0.91%
		7,615,257
Technology - 0.21%		496,373	0.21%
Utilities - 0.42%
Ontario Electricity Financial Corp.
7.450%, due 03/31/2013	900,000	1,001,396	0.42%

TOTAL CORPORATE BONDS (Cost $25,561,830)		$25,969,257
SUPRANATIONAL OBLIGATIONS - 0.74%
Financial - 0.74%
Asian Development Bank
2.750%, due 05/21/2014	1,300,000	1,276,389	0.54%
OTHER SECURITIES		486,245	0.20%
		1,762,634

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,770,525)		$1,762,634
SHORT TERM INVESTMENTS - 2.28%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	545,496	5,460,853	2.28%

TOTAL SHORT TERM INVESTMENTS (Cost $5,457,585)		$5,460,853
Total Investments (Disciplined Diversification Trust) (Cost $243,654,617) - 101.29%		$242,900,557	101.29%
Other assets and liabilities, net - (1.29%)		(3,097,019)	(1.29%)
TOTAL NET ASSETS - 100.00%		$239,803,538	100.00%

Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.00%
Brazil - 7.08%
BM&F BOVESPA SA	2,091,600	$12,574,150	1.50%
Empresa Brasileira de Aeronautica SA, ADR * (a)	248,049	4,107,691	0.49%
Gerdau SA	296,400	2,402,058	0.28%
Gerdau SA, SADR (a)	1,115,434	11,678,593	1.39%
Usinas Siderurgicas de Minas Gerais SA	108,400	2,293,024	0.27%
OTHER SECURITIES		26,688,375	3.15%
		59,743,891

Chile - 2.95%
Empresas CMPC SA	215,644	5,621,909	0.67%
Empresas Copec SA	403,465	4,806,776	0.57%
Enersis SA, SADR	447,410	8,263,663	0.98%
OTHER SECURITIES		6,237,112	0.73%
		24,929,460

China - 3.51%
China CITIC Bank	5,169,000	3,370,573	0.39%
OTHER SECURITIES		26,289,834	3.12%
		29,660,407

Czech Republic - 0.20%		1,724,660	0.20%
Hong Kong - 9.55%
China Merchants Holdings International Company, Ltd.	1,333,050	3,806,903	0.45%
Citic Pacific, Ltd.	2,206,000	4,503,924	0.54%
Shimao Property Holdings, Ltd., GDR	1,805,000	3,475,056	0.41%
Sino-Ocean Land Holdings, Ltd.	4,591,624	5,262,545	0.63%
OTHER SECURITIES		63,632,568	7.52%
		80,680,996

Hungary - 2.30%
MOL Magyar Olaj & Gazipari Rt. (a)	124,450	7,664,160	0.91%
OTP Bank Rt. * (a)	576,658	10,394,951	1.23%
OTHER SECURITIES		1,332,043	0.16%
		19,391,154

India - 12.91%
Axis Bank, Ltd.	255,466	4,387,492	0.53%
ICICI Bank, Ltd., SADR	560,545	16,536,077	1.97%
Reliance Communications, Ltd.	953,225	5,753,753	0.69%
Reliance Industries, Ltd., GDR * (e)	121,583	10,091,388	1.21%
OTHER SECURITIES		72,260,629	8.51%
		109,029,339

Indonesia - 2.43%
Bumi Resources Tbk PT	43,686,500	7,914,886	0.95%
OTHER SECURITIES		12,600,218	1.48%
		20,515,104
Israel - 3.23%
Bank Hapoalim, Ltd. *	2,396,545	6,336,460	0.75%
Bank Leumi Le-Israel, Ltd. *	2,500,827	6,549,251	0.77%
OTHER SECURITIES		14,402,956	1.71%
		27,288,667

Malaysia - 3.93%
AMMB Holdings BHD	3,756,162	3,600,666	0.42%
OTHER SECURITIES		29,595,756	3.51%
		33,196,422

The accompanying notes are an integral part of the financial statements.

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Mexico - 6.85%
Cemex SA de CV, SADR * (a)	1,315,460	$12,286,396	1.47%
Fomento Economico Mexicano SA de CV, SADR	240,775	7,762,586	0.93%
Grupo Financiero Banorte SA de CV	2,397,900	5,808,897	0.69%
Grupo Mexico SA	6,513,971	7,123,284	0.84%
Organizacion Soriana SA de CV *	1,951,200	4,371,150	0.52%
OTHER SECURITIES		20,463,313	2.40%
		57,815,626
Philippines - 0.61%		5,139,786	0.61%
Poland - 1.34%
Polski Koncern Naftowy Orlen SA	631,764	5,249,811	0.63%
OTHER SECURITIES		6,023,122	0.71%
		11,272,933
South Africa - 12.14%
ABSA Group, Ltd.	545,138	7,788,160	0.92%
African Bank Investments, Ltd.	978,572	3,530,405	0.42%
FirstRand, Ltd.	3,613,081	6,601,094	0.78%
Gold Fields, Ltd., SADR	586,000	7,061,300	0.84%
Harmony Gold Mining Company, Ltd., SADR *	643,794	6,643,954	0.79%
Mittal Steel South Africa, Ltd.	330,126	4,096,415	0.49%
Nedbank Group, Ltd.	395,738	5,044,780	0.60%
Sanlam, Ltd.	3,808,590	8,546,105	1.00%
Standard Bank Group, Ltd.	1,683,472	19,395,086	2.29%
Steinhoff International Holdings, Ltd. *	2,201,058	3,836,605	0.45%
OTHER SECURITIES		29,950,833	3.56%
		102,494,737
South Korea - 11.54%
Hyundai Motor Company, Ltd.	147,323	8,538,804	1.02%
KB Financial Group, Inc., ADR * (a)	337,408	11,239,059	1.34%
Shinhan Financial Group Company, Ltd., SADR * (a)	190,212	9,668,475	1.16%
OTHER SECURITIES		68,032,065	8.02%
		97,478,403
Taiwan - 11.73%
AU Optronics Corp. ADR	880,100	8,519,367	1.02%
Chi Mei Optoelectronics Corp.	6,570,400	3,443,577	0.42%
Mega Financial Holding Company, Ltd.	12,395,000	5,674,210	0.68%
SinoPac Holdings Company, Ltd.	9,862,000	3,430,496	0.42%
United Microelectronics Corp.	18,117,794	6,033,407	0.72%
OTHER SECURITIES		71,950,660	8.47%
		99,051,717
Thailand - 1.73%
Bangkok Bank PCL, NVDR	1,131,100	3,559,119	0.43%
OTHER SECURITIES		11,016,781	1.30%
		14,575,900
Turkey - 2.41%		20,324,575	2.41%
United States - 0.56%
Sterlite Industries India, Ltd.	356,567	4,435,694	0.53%
OTHER SECURITIES		331,077	0.03%
		4,766,771

TOTAL COMMON STOCKS (Cost $802,166,012)		$819,080,548
PREFERRED STOCKS - 2.96%
Brazil - 2.96%
Metalurgica Gerdau SA (f)	332,600	$4,379,219	0.52%
Usinas Siderurgicas de Minas Gerais SA, Series A (f)	433,000	9,194,758	1.08%
OTHER SECURITIES		11,453,388	1.36%
		25,027,365

TOTAL PREFERRED STOCKS (Cost $21,381,345)		$25,027,365
WARRANTS - 0.00%
Hong Kong - 0.00%		917	0.00%

TOTAL WARRANTS (Cost $0)		$917
RIGHTS - 0.00%
Brazil - 0.00%		798	0.00%
Poland - 0.00%		0	0.00%

TOTAL RIGHTS (Cost $0)		798
SHORT TERM INVESTMENTS - 4.22%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	3,556,778	35,606,197	4.22%

TOTAL SHORT TERM INVESTMENTS (Cost $35,584,156)		$35,606,197
Total Investments (Emerging Markets Value Trust) (Cost $859,131,513) - 104.18%		$879,715,825	104.18%
Other assets and liabilities, net - (4.18%)		(35,316,550)	(4.18%)
TOTAL NET ASSETS - 100.00%		$844,399,275	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Banking		15.10%
Financial Services		10.55%
Steel		6.58%
Real Estate		5.28%
Holdings Companies/Conglomerates		4.28%

Emerging Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.55%
Basic Materials - 2.83%		$2,966,866	2.83%
Communications - 8.32%
Art Technology Group, Inc. *	298,420	1,133,995	1.09%
Comtech Telecommunications Corp. *	27,845	887,698	0.85%
Cybersource Corp. *	69,860	1,068,858	1.02%
GSI Commerce, Inc. *	73,670	1,049,798	1.00%
Leap Wireless International, Inc. * (a)	26,532	873,699	0.83%
Starent Networks Corp. * (a)	35,520	867,043	0.83%
Vocus, Inc. *	53,630	1,059,729	1.01%
OTHER SECURITIES		1,771,210	1.69%
		8,712,030

The accompanying notes are an integral part of the financial statements.

Emerging Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Cyclical - 17.56%
Autoliv, Inc.	36,790	$1,058,448	1.01%
Bally Technologies, Inc. *	46,510	1,391,579	1.33%
Brinker International, Inc. (a)	50,285	856,353	0.82%
Chico’s FAS, Inc. *	96,525	939,188	0.90%
DTS, Inc. *	34,595	936,487	0.89%
Goodyear Tire & Rubber Company *	97,065	1,092,952	1.04%
Gymboree Corp. *	30,200	1,071,496	1.02%
Knoll, Inc.	125,950	954,701	0.91%
Lumber Liquidators, Inc. * (a)	55,015	867,036	0.82%
TiVo, Inc. *	88,500	927,480	0.89%
Warnaco Group, Inc. *	39,655	1,284,822	1.23%
OTHER SECURITIES		7,008,300	6.70%
		18,388,842
Consumer, Non-cyclical - 26.31%
Alliance Imaging, Inc. *	149,570	1,096,348	1.05%
Genoptix, Inc. *	27,640	884,204	0.84%
HMS Holdings Corp. *	26,605	1,083,355	1.03%
ICON PLC, SADR *	45,815	988,688	0.94%
Internet Brands, Inc., Class A *	149,660	1,047,620	1.00%
Psychiatric Solutions, Inc. *	61,555	1,399,760	1.33%
The Geo Group, Inc. *	50,602	940,185	0.90%
United Natural Foods, Inc. *	41,885	1,099,481	1.05%
United Therapeutics Corp. *	11,284	940,296	0.91%
OTHER SECURITIES		18,091,972	17.26%
		27,571,909
Energy - 4.62%
Carrizo Oil & Gas, Inc. * (a)	53,370	915,295	0.87%
OTHER SECURITIES		3,919,483	3.75%
		4,834,778
Financial - 9.31%
Affiliated Managers Group, Inc. *	15,101	878,727	0.84%
Stifel Financial Corp. *	27,963	1,344,740	1.28%
OTHER SECURITIES		7,527,624	7.19%
		9,751,091
Industrial - 12.92%
Barnes Group, Inc.	74,246	882,785	0.84%
BE Aerospace, Inc. *	80,467	1,155,506	1.10%
Clean Harbors, Inc. *	16,881	911,405	0.87%
Kaydon Corp.	28,680	933,820	0.90%
Packaging Corp. of America	53,634	868,870	0.83%
Snap-on, Inc.	31,494	905,137	0.86%
Stanley, Inc. *	34,686	1,140,476	1.09%
OTHER SECURITIES		6,735,900	6.43%
		13,533,899
Technology - 17.68%
Atmel Corp. *	233,385	870,526	0.83%
Commvault Systems, Inc. *	58,075	962,884	0.92%
FactSet Research Systems, Inc. (a)	28,209	1,406,783	1.34%
Hittite Microwave Corp. *	25,835	897,766	0.86%
JDA Software Group, Inc. *	70,770	1,058,719	1.02%
MedAssets, Inc. *	44,305	861,732	0.82%
Monolithic Power Systems, Inc. *	49,490	1,109,072	1.06%
NCR Corp. *	86,425	1,022,408	0.98%
Palm, Inc. * (a)	100,607	1,667,058	1.59%
Solera Holdings, Inc. *	42,511	1,079,778	1.04%
Teradyne, Inc. * (a)	132,555	909,327	0.87%
OTHER SECURITIES		6,668,615	6.35%
		18,514,668

TOTAL COMMON STOCKS (Cost $103,518,749)		$104,274,083
SHORT TERM INVESTMENTS - 14.70%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,538,033	15,396,939	14.70%

TOTAL SHORT TERM INVESTMENTS (Cost $15,388,449)		$15,396,939
REPURCHASE AGREEMENTS - 0.86%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $902,000 on 07/01/2009, collateralized by $865,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $920,144, including interest)	902,000	902,000	0.86%

TOTAL REPURCHASE AGREEMENTS (Cost $902,000)		$902,000
Total Investments (Emerging Small Company Trust) (Cost $119,809,198) - 115.11%		$120,573,022	115.11%
Other assets and liabilities, net - (15.11%)		(15,825,352)	(15.11%)
TOTAL NET ASSETS - 100.00%		$104,747,670	100.00%

Equity-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.21%
Basic Materials - 5.93%
E.I. Du Pont de Nemours & Company	501,100	$12,838,182	0.81%
Eli Lilly & Company	451,200	15,629,568	0.98%
International Flavors & Fragrances, Inc.	375,900	12,299,448	0.77%
International Paper Company	1,093,900	16,550,707	1.05%
Nucor Corp.	402,600	17,887,518	1.12%
OTHER SECURITIES		19,043,387	1.20%
		94,248,810
Communications - 10.61%
AT&T, Inc.	1,343,449	33,371,274	2.11%
McGraw-Hill Companies, Inc.	648,600	19,529,346	1.23%
Time Warner, Inc.	879,100	22,144,529	1.39%
Verizon Communications, Inc.	589,200	18,106,116	1.14%
OTHER SECURITIES		75,473,041	4.74%
		168,624,306
Consumer, Cyclical - 9.14%
Bed Bath & Beyond, Inc. *	650,959	20,016,989	1.26%
Home Depot, Inc.	1,091,600	25,794,508	1.63%
Walt Disney Company	733,300	17,107,889	1.08%
Whirlpool Corp. (a)	366,600	15,602,496	0.98%
OTHER SECURITIES		66,762,789	4.19%
		145,284,671

The accompanying notes are an integral part of the financial statements.

Equity-Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical - 12.50%
Bristol-Myers Squibb Company	671,725	$13,642,735	0.86%
Fortune Brands, Inc.	564,000	19,593,360	1.23%
Hershey Company	755,600	27,201,599	1.72%
Johnson & Johnson	282,000	16,017,600	1.01%
Kraft Foods, Inc., Class A	531,775	13,475,179	0.85%
Merck & Company, Inc.	632,050	17,672,118	1.11%
Wyeth	580,900	26,367,051	1.66%
OTHER SECURITIES		64,777,494	4.06%
		198,747,136
Energy - 16.20%
Anadarko Petroleum Corp.	336,700	15,282,813	0.96%
BP PLC, SADR	423,075	20,172,216	1.27%
Chevron Corp.	676,900	44,844,625	2.82%
Entergy Corp.	180,500	13,992,360	0.88%
Exxon Mobil Corp.	676,900	47,322,079	2.97%
Murphy Oil Corp.	420,900	22,863,288	1.44%
Royal Dutch Shell PLC, ADR	643,700	32,307,303	2.03%
Schlumberger, Ltd.	364,700	19,733,917	1.24%
OTHER SECURITIES		41,109,857	2.59%
		257,628,458
Financial - 19.87%
American Express Company	1,063,600	24,718,064	1.55%
Bank of America Corp.	2,828,493	37,336,108	2.36%
Bank of New York Mellon Corp.	783,700	22,970,247	1.44%
JPMorgan Chase & Company	1,679,275	57,280,069	3.59%
Marsh & McLennan Companies, Inc.	902,500	18,167,325	1.15%
The Goldman Sachs Group, Inc.	151,100	22,278,184	1.40%
U.S. Bancorp (a)	1,271,600	22,787,072	1.43%
Wells Fargo & Company	1,119,500	27,159,070	1.71%
OTHER SECURITIES		83,381,375	5.24%
		316,077,514
Industrial - 11.80%
3M Company	419,800	25,229,980	1.60%
Boeing Company	366,600	15,580,500	0.98%
Deere & Company	391,800	15,652,410	0.99%
General Electric Company	2,989,400	35,035,768	2.20%
Illinois Tool Works, Inc. (a)	564,000	21,059,760	1.32%
United Parcel Service, Inc., Class B	328,100	16,401,719	1.03%
Vulcan Materials Company (a)	301,900	13,011,890	0.82%
OTHER SECURITIES		45,576,525	2.86%
		187,548,552
Technology - 5.08%
Analog Devices, Inc.	587,800	14,565,685	0.91%
Computer Sciences Corp. *	335,824	14,877,003	0.94%
Microsoft Corp.	1,043,525	24,804,589	1.56%
OTHER SECURITIES		26,498,052	1.67%
		80,745,329
Utilities - 5.08%
Progress Energy, Inc.	373,900	14,144,637	0.89%
Xcel Energy, Inc.	693,800	12,772,858	0.80%
OTHER SECURITIES		53,881,602	3.39%
		80,799,097

TOTAL COMMON STOCKS (Cost $1,808,802,381)		$1,529,703,873
CONVERTIBLE BONDS - 0.50%
Consumer, Cyclical - 0.50%		$7,981,025	0.50%

TOTAL CONVERTIBLE BONDS (Cost $5,206,723)		$7,981,025
SHORT TERM INVESTMENTS - 8.01%
T. Rowe Price Reserve Investment Fund, 0.3922%	49,739,125	49,739,125	3.13%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	7,755,950	77,643,267	4.88%

TOTAL SHORT TERM INVESTMENTS (Cost $127,339,948)		$127,382,392
REPURCHASE AGREEMENTS - 0.06%

TOTAL REPURCHASE AGREEMENTS (Cost $1,005,000)		$1,005,000
Total Investments (Equity-Income Trust) (Cost $1,942,354,052) - 104.78%		$1,666,072,290	104.78%
Other assets and liabilities, net - (4.78%)		(76,043,318)	(4.78%)
TOTAL NET ASSETS - 100.00%		$1,590,028,972	100.00%

Financial Services Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.09%
Consumer, Non-cyclical - 11.14%
Companhia Brasileira de Meios de Pagamento *	29,700	$255,394	0.29%
Dun & Bradstreet Corp.	36,600	2,972,286	3.41%
H & R Block, Inc.	60,000	1,033,800	1.19%
Moody’s Corp.	140,500	3,702,175	4.25%
Visa, Inc.	27,900	1,737,054	2.00%
		9,700,709
Energy - 4.90%
Canadian Natural Resources, Ltd.	81,300	4,267,437	4.90%
Financial - 79.24%
ACE, Ltd.	30,900	1,366,707	1.57%
American Express Company	299,800	6,967,352	8.01%
Ameriprise Financial, Inc.	58,440	1,418,339	1.63%
Bank of America Corp.	21,599	285,107	0.33%
Bank of New York Mellon Corp.	144,600	4,238,226	4.87%
Brookfield Asset Management, Inc.	120,400	2,055,228	2.36%
Charles Schwab Corp.	21,700	380,618	0.44%
China Life Insurance Company, Ltd., SADR (a)	45,564	2,526,068	2.90%
Everest Re Group, Ltd.	36,300	2,597,991	2.98%
FPIC Insurance Group, Inc. *	29,734	910,455	1.04%
ICICI Bank, Ltd., SADR	25,800	761,100	0.87%
JPMorgan Chase & Company	24,148	823,688	0.95%
Julius Baer Holding AG	115,800	4,515,037	5.19%
Loews Corp.	217,600	5,962,240	6.85%
Markel Corp. *	12,000	3,380,400	3.88%
Oaktree Capital Group LLC *	164,700	3,294,000	3.78%
Progressive Corp. *	189,600	2,864,856	3.29%
RHJ International *	77,325	494,459	0.57%

The accompanying notes are an integral part of the financial statements.

Financial Services Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
State Bank of India, GDR	73,118	$5,191,923	5.96%
T. Rowe Price Group, Inc. (a)	7,300	304,191	0.35%
The First Marblehead Corp. * (a)	233,650	471,973	0.54%
The Goldman Sachs Group, Inc.	24,070	3,548,881	4.08%
Transatlantic Holdings, Inc.	215,818	9,351,395	10.74%
Wells Fargo & Company	217,400	5,274,124	6.06%
		68,984,358
Industrial - 2.81%
Sealed Air Corp.	132,300	2,440,935	2.81%

TOTAL COMMON STOCKS (Cost $103,413,005)		$85,393,439
SHORT TERM INVESTMENTS - 5.71%
Societe Generale North America, Inc.
0.100%, due 07/01/2009	2,107,000	2,107,000	2.42%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	286,121	2,864,297	3.29%

TOTAL SHORT TERM INVESTMENTS (Cost $4,969,677)		$4,971,297
Total Investments (Financial Services Trust) (Cost $108,382,682) - 103.80%		$90,364,736	103.80%
Other assets and liabilities, net - (3.80%)		(3,310,616)	(3.80%)
TOTAL NET ASSETS - 100.00%		$87,054,120	100.00%

Franklin Templeton Founding Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES (g) - 100.01%
Investment Companies - 100.01%
Global (Templeton)	35,844,742	$401,819,563	33.31%
Income (Templeton)	44,919,074	403,822,478	33.48%
Mutual Shares (Templeton)	53,712,453	400,694,902	33.22%

TOTAL INVESTMENT COMPANIES (Cost $1,725,184,242)		$1,206,336,943
Total Investments (Franklin Templeton Founding Allocation Trust) (Cost $1,725,184,242) - 100.01%		$1,206,336,943	100.01%
Other Assets and Liabilities, Net - (0.01%)		(141,803)	(0.01%)
TOTAL NET ASSETS - 100.00%		$1,206,195,140	100.00%

Fundamental Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.76%
Basic Materials - 2.27%
Sino-Forest Corp. *	976,820	$10,413,590	0.69%
OTHER SECURITIES		23,848,407	1.58%
		34,261,997
Communications - 7.04%
Comcast Corp., Class A	1,836,434	25,893,719	1.71%
Google, Inc., Class A *	52,380	22,082,884	1.46%
Grupo Televisa SA, SADR	852,120	14,486,040	0.96%
News Corp., Class A	1,832,370	16,692,891	1.11%
OTHER SECURITIES		27,306,061	1.80%
		106,461,595
Consumer, Cyclical - 10.02%
Bed Bath & Beyond, Inc. *	566,230	17,411,573	1.15%
Costco Wholesale Corp.	1,325,231	60,563,057	4.00%
CVS Caremark Corp.	1,160,797	36,994,600	2.45%
Harley-Davidson, Inc. (a)	740,478	12,003,148	0.79%
Walt Disney Company	473,400	11,044,422	0.73%
OTHER SECURITIES		13,513,470	0.90%
		151,530,270
Consumer, Non-cyclical - 19.18%
Becton, Dickinson & Company	155,400	11,081,574	0.73%
Cardinal Health, Inc.	346,628	10,589,485	0.70%
Diageo PLC, SADR	429,102	24,566,090	1.63%
Express Scripts, Inc. *	264,750	18,201,563	1.20%
Heineken Holding NV (a)	485,110	15,433,623	1.02%
Iron Mountain, Inc. *	1,154,611	33,195,065	2.20%
Johnson & Johnson	428,220	24,322,896	1.61%
Merck & Company, Inc.	485,200	13,566,192	0.90%
Moody’s Corp.	491,259	12,944,675	0.86%
Pfizer, Inc.	867,900	13,018,500	0.86%
Philip Morris International, Inc.	320,037	13,960,014	0.92%
Procter & Gamble Company	427,740	21,857,514	1.44%
Schering-Plough Corp.	1,112,680	27,950,522	1.85%
UnitedHealth Group, Inc.	512,045	12,790,884	0.85%
OTHER SECURITIES		36,710,027	2.41%
		290,188,624
Diversified - 0.95%
China Merchants Holdings International Company, Ltd.	5,025,381	14,351,401	0.95%
Energy - 16.24%
Canadian Natural Resources, Ltd.	595,155	31,239,686	2.07%
China Coal Energy Company, Series H	8,825,500	10,672,094	0.71%
ConocoPhillips Company	670,686	28,209,053	1.86%
Devon Energy Corp.	801,061	43,657,825	2.89%
EOG Resources, Inc.	634,642	43,104,885	2.85%
Occidental Petroleum Corp.	1,093,938	71,992,059	4.75%
Transocean, Ltd. *	177,972	13,221,540	0.87%
OTHER SECURITIES		3,620,402	0.24%
		245,717,544

The accompanying notes are an integral part of the financial statements.

Fundamental Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial - 27.26%
American Express Company	1,756,869	$40,829,636	2.70%
Bank of New York Mellon Corp.	1,051,902	30,831,247	2.03%
Berkshire Hathaway, Inc., Class A *	867	78,030,000	5.16%
Hang Lung Group, Ltd.	2,179,100	10,299,585	0.68%
JPMorgan Chase & Company	1,190,208	40,597,995	2.68%
Julius Baer Holding AG	692,700	27,008,343	1.79%
Loews Corp.	1,264,527	34,648,041	2.28%
Progressive Corp. *	2,131,484	32,206,723	2.13%
Transatlantic Holdings, Inc.	392,759	17,018,247	1.13%
Wells Fargo & Company	2,614,426	63,425,975	4.20%
OTHER SECURITIES		37,477,381	2.48%
		412,373,173
Industrial - 5.77%
Sealed Air Corp.	1,687,675	31,137,605	2.05%
Tyco International, Ltd. *	434,244	11,281,659	0.75%
OTHER SECURITIES		44,873,777	2.97%
		87,293,041
Technology - 6.81%
Agilent Technologies, Inc. *	747,980	15,191,474	1.00%
Hewlett-Packard Company	545,266	21,074,531	1.39%
Microsoft Corp.	1,188,254	28,244,797	1.87%
Texas Instruments, Inc.	1,405,510	29,937,363	1.98%
OTHER SECURITIES		8,568,192	0.57%
		103,016,357
Utilities - 0.22%		3,260,320	0.22%

TOTAL COMMON STOCKS (Cost $1,750,904,700)		$1,448,454,322
CONVERTIBLE BONDS - 0.43%
Basic Materials - 0.18%		2,676,383	0.18%
Communications - 0.25%		3,815,500	0.25%

TOTAL CONVERTIBLE BONDS (Cost $6,844,100)		$6,491,883
CORPORATE BONDS - 0.96%
Consumer, Cyclical - 0.63%		9,480,573	0.63%
Industrial - 0.33%
Sealed Air
12.000%, due 02/14/2014 (e)	5,000,000	5,022,670	0.33%

TOTAL CORPORATE BONDS (Cost $14,000,000)		$14,503,243
SHORT TERM INVESTMENTS - 4.91%
Societe Generale North America, Inc.
0.010%, due 07/01/2009	45,796,000	45,796,000	3.03%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	2,846,488	28,495,619	1.88%

TOTAL SHORT TERM INVESTMENTS (Cost $74,277,109)		$74,291,619
Total Investments (Fundamental Value Trust) (Cost $1,846,025,909) - 102.06%		$1,543,741,067	102.06%
Other assets and liabilities, net - (2.06%)		(31,103,476)	(2.06%)
TOTAL NET ASSETS - 100.00%		$1,512,637,591	100.00%

Global Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.96%
Australia - 0.33%		$1,903,731	0.33%
Austria - 0.80%
Telekom Austria AG	300,000	4,693,915	0.80%
Bermuda - 2.33%
Accenture, Ltd., Class A	407,760	13,643,650	2.33%
Brazil - 0.28%		1,663,949	0.28%
Cayman Islands - 0.80%
Seagate Technology	445,270	4,657,524	0.80%
China - 0.64%		3,736,153	0.64%
Finland - 0.35%		2,042,358	0.35%
France - 7.10%
France Telecom SA (a)	344,790	7,833,702	1.34%
Sanofi-Aventis SA	186,980	10,996,516	1.87%
Total SA	198,780	10,766,352	1.83%
Vivendi SA	307,820	7,373,610	1.26%
OTHER SECURITIES		4,641,638	0.80%
		41,611,818
Germany - 5.39%
Bayerische Motoren Werke (BMW) AG	147,950	5,587,640	0.96%
Merck KGaA	41,400	4,220,736	0.72%
Muenchener Rueckversicherungs- Gesellschaft AG (MunichRe)	32,200	4,354,877	0.74%
SAP AG	121,060	4,880,637	0.83%
Siemens AG	122,330	8,468,956	1.46%
OTHER SECURITIES		3,997,147	0.68%
		31,509,993
Hong Kong - 1.21%		7,057,236	1.21%
India - 0.43%		2,533,755	0.43%
Ireland - 0.73%		4,252,701	0.73%
Italy - 2.69%
Eni SpA	305,820	7,254,921	1.24%
Intesa Sanpaolo SpA *	1,550,000	5,025,365	0.86%
OTHER SECURITIES		3,430,334	0.59%
		15,710,620
Japan - 3.06%
Toyota Motor Corp.	125,990	4,762,964	0.81%
OTHER SECURITIES		13,118,319	2.25%
		17,881,283
Netherlands - 3.21%
Royal Dutch Shell PLC, A Shares	98,718	2,465,059	0.42%
OTHER SECURITIES		16,284,247	2.79%
		18,749,306
Norway - 0.51%		2,957,350	0.51%
Russia - 0.43%		2,496,224	0.43%
Singapore - 2.32%
Singapore Telecommunications, Ltd.	4,213,000	8,693,667	1.48%
OTHER SECURITIES		4,897,210	0.84%
		13,590,877

The accompanying notes are an integral part of the financial statements.

Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Korea - 3.08%
Hyundai Motor Company, Ltd.	75,000	$4,346,982	0.74%
Samsung Electronics Company, Ltd.	22,240	10,299,855	1.77%
OTHER SECURITIES		3,358,763	0.57%
		18,005,600
Spain - 1.18%
Telefonica SA	221,280	5,017,521	0.85%
OTHER SECURITIES		1,909,320	0.33%
		6,926,841
Sweden - 0.82%		4,767,041	0.82%
Switzerland - 5.98%
Novartis AG	203,880	8,283,331	1.41%
Roche Holdings AG - Genusschein	45,410	6,177,974	1.06%
Tyco Electronics, Ltd. *	305,820	5,685,194	0.97%
Tyco International, Ltd. *	244,660	6,356,266	1.08%
OTHER SECURITIES		8,535,538	1.46%
		35,038,303
Taiwan - 1.69%
Taiwan Semiconductor Manufacturing Company, Ltd.	5,054,830	8,396,760	1.44%
OTHER SECURITIES		1,460,653	0.25%
		9,857,413
Turkey - 0.40%		2,325,708	0.40%
United Kingdom - 13.63%
Aviva PLC	1,019,610	5,761,758	0.99%
BP PLC	1,150,340	9,102,818	1.55%
British Sky Broadcasting Group PLC	582,516	4,369,885	0.75%
GlaxoSmithKline PLC	512,460	9,024,196	1.54%
HSBC Holdings PLC	550,000	4,608,834	0.79%
Kingfisher PLC	1,682,040	4,931,017	0.84%
Royal Dutch Shell PLC, B Shares	203,880	5,147,228	0.88%
Vodafone Group PLC	4,623,360	8,936,830	1.53%
Wolseley PLC *	328,588	6,281,794	1.07%
OTHER SECURITIES		21,587,542	3.69%
		79,751,902
United States - 34.57%
Amgen, Inc. *	326,210	17,269,556	2.94%
Boston Scientific Corp. *	733,980	7,442,557	1.27%
Chico’s FAS, Inc. *	650,000	6,324,500	1.08%
Cisco Systems, Inc. *	327,080	6,096,771	1.04%
Comcast Corp., Class A	626,520	8,833,932	1.51%
Covidien PLC *	252,400	9,449,856	1.62%
Merck & Company, Inc. (a)	126,430	3,534,983	0.60%
Microsoft Corp.	600,000	14,262,000	2.43%
News Corp., Class A	849,160	7,735,848	1.32%
Oracle Corp.	845,940	18,120,034	3.09%
Pfizer, Inc. (a)	662,620	9,939,300	1.70%
Progressive Corp. *	356,390	5,385,053	0.92%
Quest Diagnostics, Inc.	142,710	8,053,125	1.38%
Sprint Nextel Corp. *	1,019,420	4,903,410	0.84%
Time Warner, Inc.	182,433	4,595,487	0.79%
United Parcel Service, Inc., Class B	152,910	7,643,971	1.31%
Viacom, Inc., Class B *	227,000	5,152,900	0.88%
OTHER SECURITIES		57,490,631	9.85%
		202,233,914

TOTAL COMMON STOCKS (Cost $772,553,775)		$549,599,165
SHORT TERM INVESTMENTS -9.23%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,665,545	16,673,438	2.85%
Paribas Corp.
0.200%, due 07/01/2009	17,340,000	17,340,000	2.96%
0.125%, due 07/01/2009	20,000,000	20,000,000	3.42%

TOTAL SHORT TERM INVESTMENTS (Cost $54,007,119)		$54,013,438
Total Investments (Global Trust) (Cost $826,560,894) - 103.19%		$603,612,603	103.19%
Other assets and liabilities, net - (3.19%)		(18,707,470)	(3.19%)
TOTAL NET ASSETS - 100.00%		$584,905,133	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Pharmaceuticals		8.46%
Software		6.37%
Telecommunications Equipment & Services		5.50%
International Oil		5.09%
Insurance		4.62%

Global Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 64.24%
Australia - 1.25%		$2,389,701	1.25%
Austria - 0.34%		647,964	0.34%
Belgium - 0.44%		840,449	0.44%
Bermuda - 0.13%		255,767	0.13%
Brazil - 0.20%		386,087	0.20%
Canada - 1.19%		2,279,088	1.19%
Cayman Islands - 0.30%		565,886	0.30%
China - 0.29%		553,591	0.29%
Denmark - 0.20%		386,257	0.20%
Finland - 0.38%		733,857	0.38%
France - 2.24%
BNP Paribas SA (a)	16,199	1,051,215	0.54%
Total SA	17,354	939,930	0.49%
OTHER SECURITIES		2,297,088	1.21%
		4,288,233

The accompanying notes are an integral part of the financial statements.

Global Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Germany - 2.45%
E.ON AG	30,340	$1,076,899	0.56%
OTHER SECURITIES		3,617,093	1.89%
		4,693,992
Greece - 0.27%		510,052	0.27%
Hong Kong - 1.16%		2,225,293	1.16%
India - 0.23%		442,500	0.23%
Ireland - 0.50%		958,571	0.50%
Italy - 0.15%		289,977	0.15%
Japan - 7.12%
Canon, Inc.	34,200	1,113,105	0.59%
Japan Tobacco, Inc.	304	947,555	0.49%
Mitsubishi Corp.	58,000	1,065,181	0.56%
Mitsui Fudosan Company, Ltd.	48,000	831,592	0.43%
Nomura Holdings, Inc.	147,400	1,234,934	0.65%
Sumitomo Mitsui Financial Group, Inc.	19,500	788,549	0.41%
OTHER SECURITIES		7,660,468	3.99%
		13,641,384
Luxembourg - 0.30%		578,243	0.30%
Netherlands - 1.27%		2,441,265	1.27%
Norway - 0.56%		1,067,851	0.56%
Russia - 0.28%		544,738	0.28%
Singapore - 1.05%		2,006,572	1.05%
Spain - 0.93%		1,777,017	0.93%
Sweden - 0.06%		121,698	0.06%
Switzerland - 2.64%
Roche Holdings AG - Genusschein	10,333	1,405,792	0.73%
OTHER SECURITIES		3,643,058	1.91%
		5,048,850
United Kingdom - 5.75%
Barclays PLC	177,085	824,814	0.43%
British Sky Broadcasting Group PLC	102,141	766,236	0.40%
Vodafone Group PLC	691,552	1,336,751	0.71%
OTHER SECURITIES		8,092,537	4.21%
		11,020,338
United States - 32.56%
Allergan, Inc.	28,100	1,336,998	0.70%
American Electric Power Company, Inc.	31,500	910,035	0.48%
Apple, Inc. *	13,100	1,865,832	0.98%
AT&T, Inc.	35,400	879,336	0.46%
Baker Hughes, Inc.	22,300	812,612	0.42%
Bank of New York Mellon Corp.	28,901	847,088	0.44%
Burlington Northern Santa Fe Corp.	10,700	786,878	0.41%
Chevron Corp.	18,600	1,232,250	0.64%
Comcast Corp., Class A	89,400	1,295,406	0.68%
Covidien PLC *	38,800	1,452,672	0.76%
Exelon Corp.	25,400	1,300,734	0.68%
FedEx Corp.	18,700	1,040,094	0.54%
Fortune Brands, Inc.	22,500	781,650	0.41%
General Dynamics Corp.	21,800	1,207,502	0.63%
General Electric Company	115,900	1,358,348	0.71%
Hewlett-Packard Company	21,100	815,515	0.43%
Illinois Tool Works, Inc.	26,300	982,042	0.51%
Johnson Controls, Inc.	37,900	823,188	0.43%
JPMorgan Chase & Company	30,200	1,030,122	0.54%
Medtronic, Inc.	23,700	826,893	0.43%
Microsoft Corp.	64,500	1,533,164	0.81%
Monsanto Company	12,900	958,986	0.50%
Morgan Stanley	37,700	1,074,827	0.56%
PACCAR, Inc.	29,450	957,420	0.50%
Peabody Energy Corp.	27,000	814,320	0.43%
PepsiCo, Inc.	21,700	1,192,632	0.62%
Pfizer, Inc. (a)	91,000	1,365,000	0.71%
VMware, Inc. Class A * (a)	29,200	796,284	0.42%
OTHER SECURITIES		32,053,945	16.73%
		62,331,773

TOTAL COMMON STOCKS (Cost $135,302,707)		$123,026,994
PREFERRED STOCKS - 0.22%
Germany - 0.22%		413,708	0.22%

TOTAL PREFERRED STOCKS (Cost $654,310)		$413,708
RIGHTS - 0.01%
Singapore - 0.01%		15,610	0.01%

TOTAL RIGHTS (Cost $0)		$15,610
U.S. TREASURY OBLIGATIONS - 14.52%
Treasury Inflation Protected Securities (d) - 0.17%
1.375%, due 07/15/2018	341,133	330,685	0.17%
U.S. Treasury Bonds - 0.43%
3.500% to 8.750%, due 8/15/2019 to 2/15/2039		827,779	0.43%
U.S. Treasury Notes - 13.92%
0.875%, due 04/30/2011	2,075,000	2,068,920	1.08%
0.875%, due 05/31/2011	4,855,000	4,837,571	2.53%
2.250%, due 05/31/2014	6,685,000	6,596,215	3.44%
2.625%, due 06/30/2014	1,680,000	1,685,258	0.88%
3.125%, due 05/15/2019	11,670,000	11,287,108	5.90%
1.875%, due 06/15/2012	180,000	181,309	0.09%
		26,656,381

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,662,864)		$27,814,845
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.02%
Federal Home Loan Bank - 0.06%		107,022	0.06%
Federal Home Loan Mortgage Corp. - 0.21%		400,513	0.21%
Federal National Mortgage Association - 0.75%		1,447,800	0.75%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,956,939)		$1,955,335

The accompanying notes are an integral part of the financial statements.

Global Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.96%
Canada - 0.02%		$42,399	0.02%
France - 0.09%		176,660	0.09%
Germany - 0.34%		641,162	0.34%
Italy - 0.25%		486,101	0.25%
Spain - 0.05%		102,842	0.05%
Sweden - 0.02%		29,155	0.02%
United Kingdom - 0.19%		363,445	0.19%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,832,415)		$1,841,764
CORPORATE BONDS - 0.42%
France - 0.03%		57,885	0.03%
Germany - 0.13%		259,975	0.13%
Ireland - 0.03%		57,186	0.03%
Italy - 0.03%		50,082	0.03%
Netherlands - 0.06%		110,900	0.06%
United Kingdom - 0.04%		83,367	0.04%
United States - 0.10%		188,379	0.10%

TOTAL CORPORATE BONDS (Cost $1,113,409)		$807,774
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.82%
United States - 0.82%		1,574,131	0.82%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,353,345)		$1,574,131
SUPRANATIONAL OBLIGATIONS - 0.04%
Luxembourg - 0.04%		76,463	0.04%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $73,589)		$76,463
INVESTMENT COMPANIES - 7.62%
United States - 7.62%
UBS Emerging Markets Equities Fund	353,961	8,883,387	4.63%
UBS High Yield Fund	294,362	5,719,066	2.99%
		14,602,453

TOTAL INVESTMENT COMPANIES (Cost $14,388,756)		$14,602,453
SHORT TERM INVESTMENTS - 1.86%
SHORT TERM INVESTMENTS - 1.86%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	356,197	3,565,820	1.86%

TOTAL SHORT TERM INVESTMENTS (Cost $3,563,787)		$3,565,820
REPURCHASE AGREEMENTS - 8.87%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $16,988,005 on 07/01/2009, collateralized by $16,290,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $17,328,488, including interest)	16,988,000	$16,988,000	8.87%

TOTAL REPURCHASE AGREEMENTS (Cost $16,988,000)		$16,988,000
Total Investments (Global Allocation Trust) (Cost $207,890,121) - 100.60%		$192,682,897	100.60%
Other assets and liabilities, net - (0.60%)		(1,160,407)	(0.60%)
TOTAL NET ASSETS - 100.00%		$191,522,490	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Financial Services		4.47%
Banking		4.13%
Computers & Business Equipment		2.51%
Insurance		2.49%
International Oil		2.39%

Global Real Estate Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 0.61%
Cayman Islands - 0.49%		$79,962	0.49%
Luxembourg - 0.12%		19,094	0.12%

TOTAL INVESTMENT COMPANIES (Cost $823,443)		$99,056
COMMON STOCKS - 99.61%
Australia - 5.91%
Stockland Company, Ltd.	45,570	116,847	0.73%
Westfield Group	46,625	424,681	2.63%
OTHER SECURITIES		410,665	2.55%
		952,193
Canada - 2.27%
Boardwalk Real Estate Investment Trust	3,800	106,831	0.66%
RioCan Real Estate Investment Trust	13,100	172,091	1.07%
OTHER SECURITIES		86,758	0.54%
		365,680
France - 4.29%
Unibail-Rodamco SE, REIT	3,800	567,457	3.52%
OTHER SECURITIES		124,604	0.77%
		692,061
Guernsey - 1.38%
Camper & Nicholsons Marina Investments, Ltd. *	500,000	222,102	1.38%

The accompanying notes are an integral part of the financial statements.

Global Real Estate Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Hong Kong - 17.22%
China Overseas Land & Investment, Ltd.	157,492	$362,212	2.25%
China Resources Land, Ltd.	79,000	174,337	1.08%
Hang Lung Properties, Ltd.	62,408	202,396	1.26%
Henderson Land Development Company, Ltd.	34,000	193,204	1.20%
Kerry Properties, Ltd.	45,733	204,480	1.27%
Link, REIT	66,000	140,710	0.87%
New World China Land, Ltd.	228,400	126,157	0.78%
New World Development Company, Ltd.	86,038	154,419	0.96%
Shimao Property Holdings, Ltd., GDR	71,000	136,692	0.85%
Sino Land Company, Ltd.	66,000	108,454	0.67%
Sun Hung Kai Properties, Ltd.	76,185	951,219	5.90%
OTHER SECURITIES		21,203	0.13%
		2,775,483
Indonesia - 0.23%		37,797	0.23%
Japan - 14.42%
Japan Real Estate Investment Corp., REIT	19	157,693	0.98%
Mitsubishi Estate Company, Ltd.	38,000	629,506	3.90%
Mitsui Fudosan Company, Ltd.	33,000	571,719	3.55%
Nippon Building Fund, Inc., REIT	26	222,516	1.38%
Sumitomo Realty & Development Company, Ltd.	18,000	327,423	2.03%
OTHER SECURITIES		414,512	2.58%
		2,323,369
Netherlands - 0.45%		73,115	0.45%
Philippines - 0.18%		29,365	0.18%
Singapore - 4.35%
Ascendas, REIT *	140,141	153,409	0.95%
Capitaland, Ltd.	114,500	290,804	1.81%
Hong Kong Land Holdings, Ltd.	49,000	172,990	1.08%
OTHER SECURITIES		83,114	0.51%
		700,317
United Kingdom - 16.94%
Hammerson PLC	25,000	126,701	0.79%
Land Securities Group PLC	20,000	155,599	0.97%
Segro PLC, REIT	300,000	120,138	0.75%
South African Property Opportunities PLC *	1,400,000	1,554,715	9.64%
Terrace Hill Group PLC	1,748,169	430,714	2.66%
OTHER SECURITIES		342,172	2.13%
		2,730,039
United States - 31.97%
AMB Property Corp., REIT (a)	8,950	168,350	1.04%
American Campus Communities, Inc., REIT	7,454	165,330	1.03%
Avalon Bay Communities, Inc., REIT	4,104	229,578	1.42%
Boston Properties, Inc., REIT	8,050	383,984	2.38%
Digital Realty Trust, Inc., REIT	5,920	212,232	1.32%
Duke Realty Corp., REIT	14,350	125,850	0.78%
Equity Residential, REIT	8,550	190,067	1.18%
Essex Property Trust, Inc., REIT	1,750	108,903	0.68%
HCP, Inc., REIT	7,700	163,163	1.01%
Kilroy Realty Corp., REIT	5,700	117,078	0.73%
Kimco Realty Corp., REIT	26,000	261,300	1.62%
Nationwide Health Properties, Inc., REIT	6,910	177,863	1.10%
ProLogis, REIT (a)	25,850	208,351	1.29%
Public Storage, Inc., REIT	6,010	393,534	2.44%
Regency Centers Corp., REIT	7,790	271,948	1.69%
RioCan Real Estate Investment Trust *	200	2,627	0.02%
Senior Housing Properties Trust, REIT	11,805	192,658	1.20%
Simon Property Group, Inc., REIT	10,982	564,803	3.51%
Ventas, Inc., REIT	7,870	234,998	1.46%
Vornado Realty Trust, REIT	4,989	224,655	1.39%
OTHER SECURITIES		752,359	4.68%
		5,149,631

TOTAL COMMON STOCKS (Cost $16,465,965)		$16,051,152
SHORT TERM INVESTMENTS -3.03%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	48,711	487,635	3.03%

TOTAL SHORT TERM INVESTMENTS (Cost $487,439)		$487,635

Total Investments (Global Real Estate Trust) (Cost $17,776,847) - 103.25%		16,637,843	103.25%
Other assets and liabilities, net - (3.25%)		(524,237)	(3.25%)
TOTAL NET ASSETS - 100.00%		$16,113,606	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Real Estate		97.80%
Building Materials & Construction		0.96%
Investment Companies		0.61%
Financial Services		0.55%
Holdings Companies/Conglomerates		0.20%

Growth Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.37%
Basic Materials - 4.49%
Freeport-McMoRan Copper & Gold, Inc., Class B	101,960	$5,109,216	1.18%
Monsanto Company	85,490	6,355,327	1.47%
Praxair, Inc.	112,360	7,985,424	1.84%
		19,449,967
Communications - 15.24%
Amazon.com, Inc. *	131,140	10,971,172	2.53%
American Tower Corp., Class A *	150,050	4,731,077	1.10%
Check Point Software Technologies, Ltd. *	194,570	4,566,558	1.05%
Cisco Systems, Inc. *	621,950	11,593,148	2.68%
Google, Inc., Class A *	28,430	11,985,804	2.77%

The accompanying notes are an integral part of the financial statements.

Growth Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communications (continued)
Juniper Networks, Inc. *	165,940	$3,916,184	0.90%
QUALCOMM, Inc.	248,520	11,233,103	2.60%
OTHER SECURITIES		6,989,690	1.61%
		65,986,736
Consumer, Cyclical - 14.27%
Best Buy Company, Inc.	177,610	5,948,159	1.37%
CVS Caremark Corp.	241,860	7,708,077	1.78%
Kohl’s Corp. *	147,050	6,286,388	1.45%
Lowe’s Companies, Inc.	423,370	8,217,611	1.90%
McDonald’s Corp.	138,830	7,981,337	1.84%
NIKE, Inc., Class B	201,310	10,423,832	2.41%
Wal-Mart Stores, Inc.	149,140	7,224,342	1.67%
OTHER SECURITIES		8,023,242	1.85%
		61,812,988
Consumer, Non-cyclical - 23.70%
Abbott Laboratories	248,630	11,695,554	2.69%
Alcon, Inc.	51,780	6,012,694	1.39%
Allergan, Inc.	144,840	6,891,487	1.59%
Colgate-Palmolive Company	130,170	9,208,226	2.13%
Express Scripts, Inc. *	94,500	6,496,875	1.50%
Gilead Sciences, Inc. *	164,110	7,686,912	1.78%
PepsiCo, Inc.	190,110	10,448,446	2.41%
St. Jude Medical, Inc. *	110,360	4,535,796	1.05%
Teva Pharmaceutical Industries, Ltd., SADR	159,770	7,883,052	1.82%
Visa, Inc.	158,610	9,875,059	2.28%
OTHER SECURITIES		21,867,691	5.06%
		102,601,792
Energy - 6.63%
Devon Energy Corp.	116,690	6,359,605	1.47%
Southwestern Energy Company *	141,340	5,491,059	1.27%
Transocean, Ltd. *	145,280	10,792,852	2.49%
Weatherford International, Ltd. *	310,390	6,071,228	1.40%
		28,714,744
Financial - 6.49%
BlackRock, Inc.	37,760	6,623,859	1.53%
Charles Schwab Corp.	301,220	5,283,399	1.22%
JPMorgan Chase & Company	240,380	8,199,362	1.89%
OTHER SECURITIES		8,016,871	1.85%
		28,123,491
Industrial - 10.45%
Amphenol Corp., Class A	131,240	4,152,434	0.96%
Expeditors International of Washington, Inc.	169,550	5,652,797	1.31%
FedEx Corp.	79,680	4,431,802	1.02%
Precision Castparts Corp.	91,940	6,714,378	1.55%
Raytheon Company	92,960	4,130,213	0.95%
United Technologies Corp.	137,690	7,154,371	1.66%
OTHER SECURITIES		13,010,065	3.00%
		45,246,060
Technology - 18.10%
Apple, Inc. *	98,260	13,995,171	3.23%
Broadcom Corp., Class A *	240,170	5,953,814	1.37%
Cognizant Technology Solutions Corp., Class A *	199,360	5,322,912	1.23%
EMC Corp. *	510,250	6,684,275	1.54%
Hewlett-Packard Company	200,070	7,732,706	1.79%
Intel Corp.	596,490	9,871,910	2.28%
Microsoft Corp.	252,980	6,013,335	1.39%
Oracle Corp.	418,920	8,973,266	2.07%
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	487,560	4,587,940	1.06%
OTHER SECURITIES		9,255,389	2.14%
		78,390,718

TOTAL COMMON STOCKS (Cost $431,367,941)		$430,326,496
SHORT TERM INVESTMENTS - 1.29%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	556,323	5,569,237	1.29%

TOTAL SHORT TERM INVESTMENTS (Cost $5,568,057)		$5,569,237

REPURCHASE AGREEMENTS - 0.64%

TOTAL REPURCHASE AGREEMENTS (Cost $2,759,000)		$2,759,000
Total Investments (Growth Equity Trust) (Cost $439,694,998) - 101.30%		438,654,733	101.30%
Other assets and liabilities, net - (1.30%)		(5,631,090)	(1.30%)
TOTAL NET ASSETS - 100.00%		$433,023,643	100.00%

Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 100.28%
Basic Materials - 1.38%
Monsanto Company ***	18,300	$1,360,422	0.85%
OTHER SECURITIES		828,643	0.53%
		2,189,065
Consumer, Cyclical - 1.47%
CVS Caremark Corp. ***	56,800	1,810,216	1.14%
OTHER SECURITIES		520,560	0.33%
		2,330,776
Consumer, Non-cyclical - 92.95%
Acorda Therapeutics, Inc. * ***	47,961	1,352,021	0.85%
Alexion Pharmaceuticals, Inc. * ***	153,020	6,292,181	3.96%
Alkermes, Inc. *	129,900	1,405,518	0.89%
Allergan, Inc. ***	45,900	2,183,922	1.38%
AMERIGROUP Corp. * ***	48,100	1,291,485	0.81%
Amgen, Inc. * ***	63,700	3,372,279	2.12%
Baxter International, Inc. ***	102,300	5,417,809	3.42%
BioMarin Pharmaceutical, Inc. *	153,000	2,388,330	1.51%
Catalyst Health Solutions, Inc. *	76,500	1,907,910	1.20%
Celgene Corp. * ***	58,866	2,816,149	1.78%
Cephalon, Inc. * ***	55,400	3,138,410	1.98%

The accompanying notes are an integral part of the financial statements.

Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Chugai Pharmaceutical Company, Ltd.	73,700	$1,404,175	0.90%
Community Health Systems, Inc. * ***	61,500	1,552,875	0.98%
Conceptus, Inc. *	96,200	1,625,780	1.03%
Covance, Inc. * ***	37,200	1,830,240	1.15%
Covidien PLC * ***	48,325	1,809,288	1.14%
Cubist Pharmaceuticals, Inc. *	61,400	1,125,462	0.71%
DaVita, Inc. *	24,095	1,191,739	0.75%
DENTSPLY International, Inc. ***	43,450	1,326,094	0.84%
Edwards Lifesciences Corp. *	17,500	1,190,525	0.75%
Elan Corp. PLC, SADR * ***	190,100	1,210,937	0.76%
Express Scripts, Inc. * ***	48,100	3,306,875	2.09%
Gilead Sciences, Inc. * ***	214,496	10,046,993	6.33%
Henry Schein, Inc. * ***	81,400	3,903,130	2.46%
Humana, Inc. * ***	64,752	2,088,900	1.32%
Illumina, Inc. * ***	78,000	3,037,320	1.92%
Intuitive Surgical, Inc. * ***	12,200	1,996,652	1.26%
McKesson Corp. ***	52,500	2,310,000	1.46%
Medco Health Solutions, Inc. * ***	88,300	4,027,363	2.54%
Medicines Company *	196,855	1,651,613	1.04%
Medtronic, Inc. ***	73,000	2,546,970	1.61%
Merck & Company, Inc. ***	94,500	2,642,220	1.67%
Merck KGaA	18,077	1,842,953	1.16%
PharMerica Corp. * ***	56,600	1,111,058	0.70%
Roche Holdings AG - Genusschein	27,859	3,790,182	2.39%
Schering-Plough Corp.	115,400	2,898,848	1.83%
Shire Pharmaceuticals Group PLC, ADR	32,000	1,327,360	0.84%
St. Jude Medical, Inc. * ***	54,700	2,248,170	1.42%
Stryker Corp.	34,800	1,382,952	0.87%
Teva Pharmaceutical Industries, Ltd., SADR ***	85,865	4,236,579	2.67%
UnitedHealth Group, Inc. ***	45,300	1,131,594	0.71%
Vertex Pharmaceuticals, Inc. * ***	89,904	3,204,179	2.02%
WellPoint, Inc. * ***	65,600	3,338,384	2.11%
Wright Medical Group, Inc. *	68,200	1,108,932	0.70%
Wyeth ***	99,868	4,533,009	2.85%
OTHER SECURITIES		31,853,192	20.07%
		147,398,557
Financial - 1.76%
CIGNA Corp. ***	50,300	1,211,727	0.76%
OTHER SECURITIES		1,575,040	1.00%
		2,786,767
Industrial - 1.55%
Waters Corp. *	22,300	1,147,781	0.72%
OTHER SECURITIES		1,309,885	0.83%
		2,457,666
Technology - 1.17%		1,860,628	1.17%

TOTAL COMMON STOCKS (Cost $183,558,255)		$159,023,459
PREFERRED STOCKS - 0.09%
Consumer, Non-cyclical - 0.09%		137,970	0.09%

TOTAL PREFERRED STOCKS (Cost $153,300)		$137,970
WARRANTS - 0.19%
Consumer, Non-cyclical - 0.19%		$293,394	0.19%

TOTAL WARRANTS (Cost $16,414)		$293,394
SHORT TERM INVESTMENTS - 1.16%
T. Rowe Price Reserve Investment Fund, 0.3922%	1,835,839	1,835,839	1.16%

TOTAL SHORT TERM INVESTMENTS (Cost $1,835,839)		$1,835,839
REPURCHASE AGREEMENTS - 0.22%

TOTAL REPURCHASE AGREEMENTS (Cost $350,000)		$350,000
Total Investments (Health Sciences Trust) (Cost $185,913,808) - 101.94%		$161,640,662	101.94%
Other assets and liabilities, net - (1.94%)		(3,072,876)	(1.94%)
TOTAL NET ASSETS - 100.00%		$158,567,786	100.00%

International Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.68%
Australia - 3.22%
Woodside Petroleum, Ltd.	86,275	$2,989,560	0.45%
OTHER SECURITIES		19,058,624	2.77%
		22,048,184
Austria - 0.09%		591,455	0.09%
Belgium - 1.39%		9,517,739	1.39%
Bermuda - 0.11%		774,282	0.11%
Canada - 3.18%
Bank of Montreal	78,300	3,299,889	0.48%
National Bank of Canada	65,935	3,046,904	0.44%
Petro-Canada	90,800	3,506,629	0.52%
OTHER SECURITIES		11,957,626	1.74%
		21,811,048
Denmark - 0.42%		2,854,934	0.42%
Finland - 0.85%		5,856,961	0.85%
France - 9.67%
BNP Paribas SA	132,209	8,579,550	1.26%
France Telecom SA	171,434	3,895,017	0.57%
Hermes International SA (a)	21,651	3,013,611	0.44%
Sanofi-Aventis SA	356,415	20,961,190	3.07%
Societe Generale	77,427	4,224,374	0.62%
Total SA	146,260	7,921,756	1.16%
OTHER SECURITIES		17,681,566	2.55%
		66,277,064
Germany - 4.83%
Deutsche Telekom AG	360,638	4,262,215	0.62%
SAP AG	91,752	3,699,060	0.54%
OTHER SECURITIES		25,161,368	3.67%
		33,122,643

The accompanying notes are an integral part of the financial statements.

International Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Greece - 0.80%		$5,517,632	0.80%
Hong Kong - 1.71%
CLP Holdings, Ltd.	659,096	4,376,394	0.64%
Hong Kong Electric Holdings, Ltd.	544,146	3,030,387	0.44%
OTHER SECURITIES		4,307,470	0.63%
		11,714,251
Ireland - 0.55%		3,804,106	0.55%
Italy - 3.90%
Eni SpA	397,887	9,439,012	1.39%
UniCredit Italiano SpA *	1,484,892	3,804,243	0.55%
OTHER SECURITIES		13,512,734	1.96%
		26,755,989
Japan - 27.44%
Fast Retailing Company, Ltd.	39,100	5,092,555	0.74%
Honda Motor Company, Ltd.	300,688	8,233,182	1.21%
Kao Corp.	129,950	2,832,039	0.41%
Mitsubishi UFJ Financial Group, Inc.	698,100	4,291,355	0.63%
Mizuho Financial Group, Inc. (a)	1,359,900	3,162,846	0.46%
Nippon Oil Corp.	563,000	3,313,843	0.48%
Nippon Telegraph & Telephone Corp.	102,700	4,178,649	0.61%
Nissan Motor Company, Ltd.	1,042,000	6,290,809	0.92%
NTT DoCoMo, Inc.	3,253	4,751,118	0.69%
Osaka Gas Company, Ltd.	927,880	2,961,479	0.43%
Seven & I Holdings Company, Ltd.	310,800	7,291,727	1.07%
Takeda Pharmaceutical Company, Ltd.	91,311	3,548,037	0.52%
The Tokyo Electric Power Company, Ltd.	176,800	4,544,469	0.66%
OTHER SECURITIES		127,571,196	18.61%
		188,063,304
Luxembourg - 0.35%		2,421,417	0.35%
Netherlands - 2.28%
ING Groep NV	454,218	4,571,750	0.66%
OTHER SECURITIES		11,073,929	1.62%
		15,645,679
New Zealand - 0.27%		1,867,918	0.27%
Norway - 0.12%		809,292	0.12%
Portugal - 0.12%		840,754	0.12%
Singapore - 1.56%		10,669,324	1.56%
Spain - 2.22%
Repsol YPF SA	124,849	2,799,696	0.41%
Telefonica SA	238,659	5,411,590	0.79%
OTHER SECURITIES		7,027,939	1.02%
		15,239,225
Sweden - 2.18%
Ericsson (LM), Series B	286,209	2,799,484	0.41%
Hennes & Mauritz AB, B shares	103,509	5,174,573	0.75%
OTHER SECURITIES		6,994,249	1.02%
		14,968,306
Switzerland - 7.95%
Nestle SA	346,721	13,085,650	1.91%
Novartis AG	531,710	21,602,562	3.16%
Roche Holdings AG - Genusschein	61,320	8,342,510	1.22%
OTHER SECURITIES		11,438,500	1.66%
		54,469,222
United Kingdom - 21.47%
AstraZeneca Group PLC	448,349	19,744,113	2.89%
Barclays PLC	1,699,502	7,915,820	1.15%
BG Group PLC	355,865	5,979,223	0.87%
British American Tobacco PLC	148,501	4,102,399	0.60%
Diageo PLC	212,188	3,047,216	0.44%
GlaxoSmithKline PLC	1,648,164	29,023,444	4.24%
Lloyds TSB Group PLC	2,345,811	2,699,673	0.39%
Reckitt Benckiser PLC	93,517	4,261,950	0.62%
Royal Dutch Shell PLC, A Shares	268,481	6,723,887	0.98%
Royal Dutch Shell PLC, B Shares	190,918	4,819,985	0.70%
Vodafone Group PLC	4,102,851	7,930,699	1.17%
OTHER SECURITIES		50,919,826	7.42%
		147,168,235

TOTAL COMMON STOCKS (Cost $846,550,136)		$662,808,964
PREFERRED STOCKS - 0.07%
Germany - 0.07%		483,571	0.07%

TOTAL PREFERRED STOCKS (Cost $438,952)		$483,571
RIGHTS - 0.01%
Belgium - 0.00%		0	0.00%
Singapore - 0.01%		43,575	0.01%

TOTAL RIGHTS (Cost $0)		$43,575
SHORT TERM INVESTMENTS -3.30%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	2,259,958	22,623,990	3.30%

TOTAL SHORT TERM INVESTMENTS (Cost $22,613,037)		$22,623,990
REPURCHASE AGREEMENTS - 1.01%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $6,958,002 on 07/01/2009, collateralized by $6,920,000 Federal National Mortgage Association, 5.625% due 09/18/2017 (valued at $7,101,650, including interest)	6,958,000	6,958,000	1.01%

TOTAL REPURCHASE AGREEMENTS (Cost $6,958,000)		$6,958,000
Total Investments (International Core Trust) (Cost $876,560,125) - 101.07%		$692,918,100	101.07%
Other assets and liabilities, net - (1.07%)		(7,359,001)	(1.07%)
TOTAL NET ASSETS - 100.00%		$685,559,099	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Pharmaceuticals		9.93%
Banking		9.87%
Drugs & Health Care		6.72%
Telecommunications Equipment & Services		5.39%
International Oil		5.29%

The accompanying notes are an integral part of the financial statements.

International Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.37%
Australia - 2.58%
CSL, Ltd.	506,802	$13,098,751	2.58%
Belgium - 3.51%
Anheuser-Busch InBev NV	491,288	17,785,871	3.51%
Brazil - 5.79%
Gafisa SA	553,391	4,628,772	0.91%
Itau Unibanco Holding SA (a)	649,889	10,287,743	2.03%
Petroleo Brasileiro SA, ADR	352,011	14,425,410	2.85%
		29,341,925
Canada - 3.47%
Potash Corp. of Saskatchewan, Inc.	123,648	11,505,446	2.26%
Suncor Energy, Inc.	121,424	3,692,359	0.73%
OTHER SECURITIES		2,415,983	0.48%
		17,613,788
China - 1.12%
Industrial & Commercial Bank of China, Ltd.	8,196,000	5,702,413	1.12%
Denmark - 4.53%
Vestas Wind Systems AS *	319,813	22,990,663	4.53%
France - 3.78%
Accor SA (a)	120,733	4,801,002	0.95%
Alstom SA (a)	109,876	6,503,163	1.28%
BNP Paribas SA (a)	121,010	7,852,804	1.55%
		19,156,969
Germany - 2.69%
Bayerische Motoren Werke (BMW) AG	127,183	4,803,331	0.95%
Daimler AG	169,203	6,122,093	1.20%
OTHER SECURITIES		2,725,877	0.54%
		13,651,301
Hong Kong - 4.24%
Cheung Kong Holdings, Ltd.	728,000	8,327,212	1.64%
CNOOC, Ltd.	4,156,500	5,118,020	1.01%
Esprit Holdings, Ltd.	1,030,000	5,761,476	1.14%
OTHER SECURITIES		2,273,414	0.45%
		21,480,122
India - 1.62%
ICICI Bank, Ltd., SADR	251,348	7,414,766	1.46%
OTHER SECURITIES		817,550	0.16%
		8,232,316
Ireland - 0.58%
CRH PLC	127,443	2,921,777	0.58%
Israel - 2.54%
Teva Pharmaceutical Industries, Ltd., SADR	261,360	12,895,502	2.54%
Japan - 9.08%
Daikin Industries, Ltd.	159,975	5,114,158	1.01%
Daiwa Securities Group, Inc. (a)	1,599,000	9,450,803	1.86%
Honda Motor Company, Ltd.	163,300	4,471,341	0.88%
Marubeni Corp.	2,300,000	10,161,152	2.00%
Mizuho Financial Group, Inc. (a)	5,038,000	11,717,345	2.32%
Sumitomo Realty & Development Company, Ltd.	282,000	5,129,627	1.01%
		46,044,426
Mexico - 3.03%
Cemex SA de CV, SADR * (a)	1,646,739	15,380,542	3.03%
Netherlands - 1.47%
ASML Holding NV	344,561	7,473,610	1.47%
Singapore - 3.88%
Capitaland, Ltd.	3,951,000	10,034,689	1.98%
DBS Group Holdings, Ltd.	837,000	6,792,672	1.34%
OTHER SECURITIES		2,830,929	0.56%
		19,658,290
South Korea - 0.49%		2,476,157	0.49%
Spain - 6.60%
Banco Bilbao Vizcaya Argentaria SA	446,891	5,631,467	1.11%
Gamesa Corporacion Tecnologica SA	584,300	11,092,733	2.19%
Telefonica SA	739,146	16,760,126	3.30%
		33,484,326
Sweden - 0.49%		2,481,080	0.49%
Switzerland - 16.22%
ABB, Ltd. *	316,740	4,985,644	0.98%
Actelion, Ltd. *	85,788	4,498,693	0.89%
Credit Suisse Group AG	465,136	21,233,304	4.19%
Julius Baer Holding AG	178,013	6,940,719	1.37%
Lonza Group AG (a)	129,482	12,859,501	2.54%
Nestle SA	302,179	11,404,584	2.25%
Transocean, Ltd. *	235,238	17,475,831	3.45%
OTHER SECURITIES		2,791,991	0.55%
		82,190,267
Taiwan - 4.34%
Hon Hai Precision Industry Company, Ltd.	3,141,167	9,669,092	1.91%
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	1,311,995	12,345,873	2.43%
		22,014,965
United Kingdom - 9.31%
BG Group PLC	257,287	4,322,921	0.85%
BP PLC	1,900,281	15,037,218	2.97%
Reckitt Benckiser PLC	120,111	5,473,947	1.08%
Tesco PLC	928,124	5,409,680	1.07%
Vodafone Group PLC	8,774,331	16,960,545	3.34%
		47,204,311
United States - 2.01%
Vale SA	434,300	7,656,709	1.51%
OTHER SECURITIES		2,517,297	0.50%
		10,174,006

TOTAL COMMON STOCKS (Cost $461,760,426)		$473,453,378
SHORT TERM INVESTMENTS - 7.38%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	3,739,420	37,434,590	7.38%

TOTAL SHORT TERM INVESTMENTS (Cost $37,428,708)		$37,434,590

The accompanying notes are an integral part of the financial statements.

International Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 6.89%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $34,936,010 on 07/01/2009, collateralized by $33,500,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $35,635,625, including interest)	34,936,000	$34,936,000	6.89%

TOTAL REPURCHASE AGREEMENTS (Cost $34,936,000)		$34,936,000
Total Investments (International Opportunities Trust) (Cost $534,125,134) - 107.64%		$545,823,968	107.64%
Other assets and liabilities, net - (7.64%)		(38,747,874)	(7.64%)
TOTAL NET ASSETS - 100.00%		$507,076,094	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Banking		9.98%
Financial Services		8.36%
Petroleum Services		6.89%
Real Estate		5.99%
Food & Beverages		5.76%

International Small Cap Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.32%
Australia - 8.02%
Billabong International, Ltd.	223,300	$1,569,219	1.75%
Downer EDI, Ltd.	277,419	1,244,698	1.39%
Iluka Resources, Ltd. *	543,306	1,247,318	1.39%
Pacific Brands, Ltd.	2,693,800	1,835,962	2.05%
OTHER SECURITIES		1,293,951	1.44%
		7,191,148
Belgium - 2.10%
Barco NV *	55,003	1,883,377	2.10%
Canada - 6.88%
Biovail Corp.	119,500	1,604,772	1.79%
Canaccord Capital, Inc.	289,800	1,731,600	1.93%
Genworth MI Canada, Inc. *	56,000	914,757	1.02%
OTHER SECURITIES		1,916,652	2.14%
		6,167,781

China - 3.18%
People’s Food Holdings, Ltd.	2,729,370	1,058,251	1.18%
Sinotrans, Ltd., Class H	7,328,000	1,672,922	1.87%
OTHER SECURITIES		116,340	0.13%
		2,847,513

Finland - 4.04%
Amer Sports Oyj, A Shares	171,750	1,903,712	2.12%
Huhtamaki Oyj	150,454	1,552,680	1.73%
OTHER SECURITIES		166,979	0.19%
		3,623,371

Germany - 1.04%
Jenoptik AG *	221,341	928,248	1.04%

Hong Kong - 12.68%
AAC Acoustic Technology Holdings, Inc.	1,370,000	1,087,253	1.21%
Dah Sing Financial Group	430,129	1,755,143	1.96%
Stella International Holdings, Ltd.	1,197,500	1,930,309	2.15%
Texwinca Holdings, Ltd.	2,535,324	1,989,293	2.22%
Yue Yuen Industrial Holdings, Ltd.	551,746	1,236,206	1.38%
OTHER SECURITIES		3,365,583	3.76%
		11,363,787

Japan - 8.08%
Descente, Ltd.	309,000	1,479,447	1.65%
Nichii Gakkan Company, Ltd.	137,200	1,361,904	1.52%
USS Company, Ltd.	20,770	1,065,687	1.19%
OTHER SECURITIES		3,332,596	3.72%
		7,239,634

Netherlands - 6.98%
Draka Holding NV *	90,776	1,228,325	1.37%
Imtech NV	54,781	1,066,229	1.19%
OPG Groep NV	78,696	1,000,048	1.12%
USG People NV *	120,533	1,384,975	1.54%
OTHER SECURITIES		1,574,799	1.76%
		6,254,376

Norway - 1.23%
Tomra Systems ASA	306,440	1,102,990	1.23%

Philippines - 0.27%		237,714	0.27%

Singapore - 0.13%		118,412	0.13%
South Korea - 9.94%
Busan Bank	174,690	1,191,667	1.33%
Daegu Bank	174,170	1,590,544	1.77%
Halla Climate Control Company, Ltd.	210,570	1,588,004	1.77%
Sindo Ricoh Company, Ltd.	24,086	994,325	1.11%
Youngone Corp.	190,450	1,719,871	1.92%
OTHER SECURITIES		1,827,258	2.04%
		8,911,669
Spain - 1.71%
Sol Melia SA	258,653	1,531,191	1.71%
Sweden - 1.29%
Niscayah Group AB	762,100	1,157,598	1.29%
OTHER SECURITIES		0	0.00%
		1,157,598
Switzerland - 3.17%
Panalpina Welttransport Holding AG	15,960	1,162,588	1.30%
Verwaltungs & Privat Bank AG	14,497	1,426,171	1.59%
OTHER SECURITIES		252,309	0.28%
		2,841,068
Taiwan - 9.59%
Acbel Polytech, Inc.	1,590,732	913,741	1.02%
D-Link Corp.	1,166,251	942,527	1.05%
Giant Manufacturing Company, Ltd.	511,250	1,231,113	1.37%
KYE System Corp.	1,173,740	938,384	1.05%
Ta Chong Bank, Ltd. *	7,985,000	1,433,396	1.61%
Test-Rite International Company, Ltd.	2,408,263	1,114,648	1.24%

The accompanying notes are an integral part of the financial statements.

International Small Cap Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Taiwan (continued)
OTHER SECURITIES		$2,019,657	2.25%
		8,593,466
Thailand - 5.59%
Bank of Ayudhya PCL, Foreign Shares	3,307,100	1,405,005	1.57%
Glow Energy PCL	2,111,924	2,107,584	2.35%
Total Access Communication PCL	1,055,805	951,893	1.06%
OTHER SECURITIES		545,933	0.61%
		5,010,415
United Kingdom - 8.78%
Burberry Group PLC	221,761	1,547,947	1.73%
Fiberweb PLC	833,110	963,734	1.08%
Game Group PLC	372,032	1,013,639	1.13%
Henderson Group PLC	1,242,740	1,881,315	2.10%
Yule Catto & Company PLC	674,112	1,187,107	1.32%
OTHER SECURITIES		1,272,601	1.42%
		7,866,343
United States - 1.62%
Steiner Leisure, Ltd. *	47,614	1,453,655	1.62%

TOTAL COMMON STOCKS (Cost $125,603,825)		$86,323,756
SHORT TERM INVESTMENTS - 3.83%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	45,012	450,611	0.50%
Paribas Corp.
0.200%, due 07/01/2009	2,985,000	2,985,000	3.33%

TOTAL SHORT TERM INVESTMENTS (Cost $3,435,540)		$3,435,611
Total Investments (International Small Cap Trust) (Cost $129,039,365) - 100.15%		$89,759,367	100.15%
Other assets and liabilities, net - (0.15%)		(139,559)	(0.15%)
TOTAL NET ASSETS - 100.00%		$89,619,808	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Apparel & Textiles		14.03%
Banking		8.47%
Financial Services		5.19%
Computers & Business Equipment		4.31%
Business Services		4.29%

International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.18%
Australia - 5.47%		$5,304,402	5.47%
Austria - 1.58%
Andritz AG	7,630	321,120	0.33%
BWIN Interactive Entertainment AG *	6,451	281,907	0.29%
Intercell AG *	9,189	314,980	0.32%
OTHER SECURITIES		617,103	0.64%
		1,535,110
Belgium - 1.16%
Telenet Group Holding NV *	13,280	281,952	0.29%
OTHER SECURITIES		842,530	0.87%
		1,124,482
Canada - 7.28%
Methanex Corp.	23,200	281,437	0.30%
RONA, Inc. *	27,704	303,682	0.32%
OTHER SECURITIES		6,472,165	6.66%
		7,057,284
Denmark - 0.92%		887,466	0.92%
Finland - 3.75%
Elisa Oyj, Class A	29,207	481,477	0.51%
KCI Konecranes Oyj	18,802	443,205	0.47%
Kesko Oyj	13,887	368,138	0.38%
Orion Oyj, Series B	18,443	289,365	0.30%
Pohjola Bank PLC	40,055	320,359	0.33%
OTHER SECURITIES		1,729,176	1.76%
		3,631,720
France - 6.36%
Atos Origin SA *	10,139	344,235	0.36%
Neopost SA	5,686	511,308	0.52%
Societe BIC SA	5,047	289,870	0.30%
SR Teleperformance SA	13,145	400,426	0.41%
Zodiac SA	9,448	307,803	0.32%
OTHER SECURITIES		4,308,795	4.45%
		6,162,437
Germany - 5.96%
Douglas Holding AG	8,290	314,626	0.32%
Premiere AG *	105,803	427,841	0.45%
Rhoen-Klinikum AG	13,397	296,236	0.31%
Symrise AG	28,870	427,256	0.45%
Tognum AG	22,796	300,325	0.31%
Vossloh AG	3,060	368,060	0.38%
OTHER SECURITIES		3,644,931	3.74%
		5,779,275
Greece - 1.41%		1,371,293	1.41%
Hong Kong - 1.51%		1,460,239	1.51%
Ireland - 2.60%
C&C Group PLC - London Exchange	151,616	506,716	0.52%
DCC PLC	16,259	335,524	0.35%
Dragon Oil PLC *	46,729	280,094	0.30%
Kingspan Group PLC - London Exchange	56,989	320,679	0.33%
OTHER SECURITIES		1,079,997	1.10%
		2,523,010
Italy - 2.76%
Ansaldo STS SpA	17,177	316,816	0.32%
OTHER SECURITIES		2,360,101	2.44%
		2,676,917
Japan - 23.32%		22,617,316	23.32%
Netherlands - 2.45%		2,375,910	2.45%
New Zealand - 0.49%		470,232	0.49%

The accompanying notes are an integral part of the financial statements.

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Norway - 1.51%		$1,459,138	1.51%
Portugal - 0.76%		734,786	0.76%
Singapore - 1.66%		1,608,101	1.66%
South Korea - 0.00%		0	0.00%
Spain - 2.40%
Ebro Puleva SA	18,728	284,378	0.29%
OTHER SECURITIES		2,040,641	2.11%
		2,325,019
Sweden - 2.44%		2,365,900	2.44%
Switzerland - 4.71%
Aryzta AG *	19,804	637,031	0.65%
Clariant AG *	62,632	395,569	0.41%
Galenica Holding AG	1,207	356,321	0.37%
Panalpina Welttransport Holding AG	4,070	296,474	0.31%
Petroplus Holdings AG *	18,417	305,321	0.31%
Straumann Holding AG	1,690	308,378	0.32%
OTHER SECURITIES		2,271,548	2.34%
		4,570,642
Taiwan - 0.00%		0	0.00%
United Kingdom - 18.41%
Aberdeen Asset Management PLC	202,015	412,175	0.44%
Carillion PLC	89,589	372,707	0.38%
Chemring Group PLC	8,512	304,274	0.31%
Debenhams PLC	234,142	312,606	0.32%
Hays PLC	273,376	386,502	0.41%
Henderson Group PLC	182,602	276,431	0.29%
Hiscox PLC	79,305	379,205	0.40%
Ladbrokes PLC	135,165	411,710	0.43%
Logica PLC	236,007	307,390	0.32%
Provident Financial PLC	31,072	406,854	0.43%
Rotork PLC	22,047	300,700	0.31%
SSL International PLC	47,485	405,435	0.43%
Ultra Electronics Holdings PLC	17,386	312,232	0.32%
Venture Production PLC	27,976	374,268	0.40%
VT Group PLC	43,300	322,583	0.33%
OTHER SECURITIES		12,568,954	12.89%
		17,854,026
United States - 0.27%		260,317	0.27%

TOTAL COMMON STOCKS (Cost $141,961,730)		$96,155,022
PREFERRED STOCKS - 0.01%
Australia - 0.01%		7,440	0.01%

TOTAL PREFERRED STOCKS (Cost $34,807)		$7,440
WARRANTS - 0.10%
Canada - 0.00%		212	0.00%
Hong Kong - 0.10%		95,528	0.10%
Singapore - 0.00%		1,516	0.00%

TOTAL WARRANTS (Cost $5,626)		$97,256
RIGHTS - 0.06%
Australia - 0.00%		$183	0.00%
Canada - 0.00%		657	0.00%
Germany - 0.00%		574	0.00%
Greece - 0.02%		16,651	0.02%
Hong Kong - 0.00%		2,129	0.00%
Norway - 0.04%		31,896	0.04%
Singapore - 0.00%		4,567	0.00%
Spain - 0.00%		1,157	0.00%

TOTAL RIGHTS (Cost $168,345)		$57,814
SHORT TERM INVESTMENTS - 0.32%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	31,046	310,796	0.32%

TOTAL SHORT TERM INVESTMENTS (Cost $310,524)		$310,796
REPURCHASE AGREEMENTS - 0.19%

TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		$183,000
Total Investments (International Small Company Trust) (Cost $142,664,032) - 99.86%		$96,811,328	99.86%
Other assets and liabilities, net - 0.14%		140,510	0.14%
TOTAL NET ASSETS - 100.00%		$96,951,838	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Building Materials & Construction		5.18%
Financial Services		4.72%
Food & Beverages		4.65%
Industrial Machinery		3.93%
Electronics		3.93%

International Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.08%
Australia - 0.70%		$5,129,012	0.70%
Austria - 1.33%
Telekom Austria AG	621,400	9,722,663	1.33%
Bermuda - 0.61%		4,483,499	0.61%
Brazil - 0.58%		4,253,436	0.58%
Canada - 1.02%
Biovail Corp.	557,900	7,492,067	1.02%
China - 1.42%		10,391,834	1.42%
France - 10.15%
AXA Group SA	772,941	14,612,702	2.00%
France Telecom SA	759,156	17,248,184	2.36%
Sanofi-Aventis SA	230,243	13,540,864	1.85%
Total SA	242,226	13,119,481	1.79%
OTHER SECURITIES		15,780,949	2.15%
		74,302,180

The accompanying notes are an integral part of the financial statements.

International Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Germany - 8.96%
Bayerische Motoren Werke (BMW) AG	286,056	$10,803,501	1.48%
Deutsche Post AG	591,721	7,733,948	1.06%
Muenchener Rueckversicherungs- Gesellschaft AG (MunichRe)	105,744	14,301,307	1.95%
SAP AG	272,400	10,982,038	1.50%
Siemens AG	148,121	10,254,477	1.40%
OTHER SECURITIES		11,507,880	1.57%
		65,583,151
Hong Kong - 1.45%
Hutchison Whampoa, Ltd.	1,261,031	8,197,612	1.13%
OTHER SECURITIES		2,384,569	0.32%
		10,582,181
Israel - 1.40%
Check Point Software Technologies, Ltd. *	436,541	10,245,617	1.40%
Italy - 1.44%		10,515,866	1.44%
Japan - 6.55%
Sony Corp.	318,204	8,219,981	1.12%
Toyota Motor Corp.	206,000	7,787,685	1.06%
USS Company, Ltd.	198,160	10,167,384	1.38%
OTHER SECURITIES		21,770,170	2.99%
		47,945,220
Netherlands - 4.80%
ING Groep NV	1,346,122	13,548,849	1.85%
Koninklijke (Royal) Philips Electronics NV	394,685	7,298,243	1.00%
Randstad Holdings NV * (a)	291,900	8,102,547	1.11%
OTHER SECURITIES		6,176,864	0.84%
		35,126,503
Norway - 5.25%
Aker Kvaerner ASA	879,880	7,310,362	1.00%
StatoilHydro ASA	798,570	15,774,890	2.16%
Telenor ASA *	1,983,335	15,311,017	2.09%
		38,396,269
Russia - 0.55%		4,005,450	0.55%
Singapore - 2.55%
Flextronics International, Ltd. *	1,767,340	7,263,767	0.99%
Singapore Telecommunications, Ltd.	5,541,000	11,434,040	1.56%
		18,697,807
South Korea - 3.22%
Samsung Electronics Company, Ltd.	36,832	17,057,745	2.33%
OTHER SECURITIES		6,537,987	0.89%
		23,595,732
Spain - 2.61%
Telefonica SA	842,046	19,093,382	2.61%
Sweden - 2.21%
Ericsson (LM), Series B	1,239,304	12,121,951	1.66%
OTHER SECURITIES		4,049,710	0.55%
		16,171,661
Switzerland - 7.43%
Adecco SA	343,480	14,343,911	1.96%
Nestle SA	347,490	13,114,673	1.79%
Novartis AG	211,080	8,575,856	1.17%
Swiss Re	215,821	7,140,533	0.98%
OTHER SECURITIES		11,211,779	1.53%
		54,386,752
Taiwan - 6.66%
Compal Electronics, Inc.	11,080,648	8,956,568	1.22%
Compal Electronics, Inc., GDR (e)	416,487	1,691,479	0.23%
Lite-On Technology Corp.	16,564,103	14,318,823	1.96%
Mega Financial Holding Company, Ltd.	18,955,000	8,677,262	1.19%
Taiwan Semiconductor Manufacturing Company, Ltd.	9,078,192	15,080,112	2.06%
		48,724,244
United Kingdom - 22.98%
Aviva PLC	1,794,550	10,140,900	1.39%
BP PLC	2,455,625	19,431,741	2.64%
British Sky Broadcasting Group PLC	1,486,283	11,149,713	1.52%
G4S PLC	2,353,660	8,093,931	1.11%
GlaxoSmithKline PLC	731,604	12,883,225	1.76%
Kingfisher PLC	4,933,620	14,463,250	1.98%
Marks & Spencer Group PLC	1,666,720	8,412,122	1.15%
Old Mutual PLC	6,481,780	8,631,212	1.18%
Pearson PLC	770,311	7,737,448	1.06%
Persimmon PLC	1,229,380	7,097,533	0.97%
Royal Dutch Shell PLC, B Shares	547,866	13,831,623	1.89%
Vodafone Group PLC	11,000,048	21,262,796	2.90%
OTHER SECURITIES		25,081,404	3.43%
		168,216,898
United States - 2.21%
ACE, Ltd.	366,192	16,196,672	2.21%

TOTAL COMMON STOCKS (Cost $921,182,329)		$703,258,096
SHORT TERM INVESTMENTS -5.63%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,184,849	11,861,289	1.62%
Paribas Corp.
0.200%, due 07/01/2009	29,310,000	29,310,000	4.01%

TOTAL SHORT TERM INVESTMENTS (Cost $41,160,453)		$41,171,289
Total Investments (International Value Trust) (Cost $962,342,782) - 101.71%		$744,429,385	101.71%
Other assets and liabilities, net - (1.71%)		(12,515,781)	(1.71%)
TOTAL NET ASSETS - 100.00%		$731,913,604	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Telecommunications Equipment & Services		12.23%
Insurance		12.17%
Pharmaceuticals		6.46%
Business Services		5.75%
Electronics		5.44%

The accompanying notes are an integral part of the financial statements.

Large Cap Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 0.48%
Investment Companies - 0.48%		$735,360	0.48%

TOTAL INVESTMENT COMPANIES (Cost $720,844)		735,360
COMMON STOCKS - 98.64%
Basic Materials - 1.35%
Monsanto Company	27,700	2,059,218	1.35%
Communications - 8.44%
AT&T, Inc.	101,900	2,531,196	1.66%
Comcast Corp., Class A	257,100	3,725,379	2.42%
Omnicom Group, Inc.	57,950	1,830,061	1.20%
Sprint Nextel Corp. *	379,238	1,824,135	1.19%
Viacom, Inc., Class B *	75,900	1,722,930	1.13%
OTHER SECURITIES		1,291,285	0.84%
		12,924,986
Consumer, Cyclical - 8.25%
BorgWarner, Inc.	47,662	1,627,657	1.06%
Carnival Corp.	80,501	2,074,511	1.36%
Johnson Controls, Inc.	109,219	2,372,236	1.55%
PACCAR, Inc.	84,850	2,758,474	1.80%
OTHER SECURITIES		3,794,136	2.48%
		12,627,014
Consumer, Non-cyclical - 20.87%
Allergan, Inc.	53,974	2,568,083	1.68%
Amgen, Inc. *	38,800	2,054,072	1.34%
Covidien PLC *	110,700	4,144,608	2.71%
Fortune Brands, Inc.	64,800	2,251,152	1.47%
Genzyme Corp. *	37,998	2,115,349	1.38%
Medtronic, Inc.	68,266	2,381,801	1.56%
PepsiCo, Inc.	62,600	3,440,496	2.25%
Pfizer, Inc. (a)	262,000	3,930,000	2.57%
OTHER SECURITIES		9,052,790	5.91%
		31,938,351
Energy - 14.74%
Anadarko Petroleum Corp.	45,300	2,056,167	1.34%
Baker Hughes, Inc.	64,100	2,335,804	1.52%
Chevron Corp.	53,600	3,551,000	2.32%
Halliburton Company	83,200	1,722,240	1.13%
Hess Corp.	39,000	2,096,250	1.37%
Marathon Oil Corp.	68,000	2,048,840	1.34%
Peabody Energy Corp.	77,800	2,346,448	1.53%
Ultra Petroleum Corp. *	55,600	2,168,400	1.43%
Williams Companies, Inc.	133,300	2,080,813	1.36%
OTHER SECURITIES		2,152,262	1.40%
		22,558,224
Financial - 12.23%
Bank of New York Mellon Corp.	83,276	2,440,820	1.60%
Discover Financial Services	208,343	2,139,683	1.40%
JPMorgan Chase & Company	86,500	2,950,515	1.93%
Morgan Stanley	107,887	3,075,857	2.00%
Principal Financial Group, Inc.	87,000	1,639,080	1.07%
Wells Fargo & Company	88,422	2,145,118	1.40%
OTHER SECURITIES		4,331,803	2.83%
		18,722,876
Industrial - 11.83%
Burlington Northern Santa Fe Corp.	23,650	1,739,221	1.14%
FedEx Corp.	53,717	2,987,739	1.95%
General Dynamics Corp.	54,600	3,024,294	1.98%
General Electric Company	334,000	3,914,480	2.56%
Illinois Tool Works, Inc.	75,552	2,821,112	1.84%
OTHER SECURITIES		3,612,881	2.36%
		18,099,727
Technology - 14.99%
Apple, Inc. *	26,100	3,717,423	2.43%
Broadcom Corp., Class A *	83,900	2,079,881	1.36%
Hewlett-Packard Company	60,700	2,346,055	1.53%
Intel Corp.	128,700	2,129,985	1.39%
Marvell Technology Group, Ltd. *	143,500	1,670,340	1.09%
Microsoft Corp.	185,400	4,406,958	2.88%
Seagate Technology	155,900	1,630,714	1.07%
VMware, Inc. Class A * (a)	83,900	2,287,953	1.49%
OTHER SECURITIES		2,673,717	1.75%
		22,943,026
Utilities - 5.94%
American Electric Power Company, Inc.	90,657	2,619,081	1.71%
Exelon Corp.	72,787	3,727,423	2.43%
Sempra Energy	38,586	1,915,023	1.25%
OTHER SECURITIES		830,811	0.55%
		9,092,338

TOTAL COMMON STOCKS (Cost $175,099,066)		$150,965,760
SHORT TERM INVESTMENTS - 3.21%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	491,088	4,916,181	3.21%

TOTAL SHORT TERM INVESTMENTS (Cost $4,914,811)		$4,916,181
REPURCHASE AGREEMENTS - 0.30%

TOTAL REPURCHASE AGREEMENTS (Cost $461,000)		$461,000
Total Investments (Large Cap Trust) (Cost $181,195,721) - 102.63%		$157,078,301	102.63%
Other assets and liabilities, net - (2.63%)		(4,026,094)	(2.63%)
TOTAL NET ASSETS - 100.00%		$153,052,207	100.00%

Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.89%
Basic Materials - 1.71%
Eli Lilly & Company	151,000	$5,230,640	1.71%
Communications - 11.46%
AT&T, Inc.	548,000	13,612,320	4.44%
Qwest Communications International, Inc.	846,000	3,510,900	1.15%

The accompanying notes are an integral part of the financial statements.

Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communications (continued)
Tellabs, Inc. *	558,000	$3,197,340	1.05%
Verizon Communications, Inc.	313,000	9,618,490	3.14%
OTHER SECURITIES		5,126,600	1.68%
		35,065,650
Consumer, Cyclical - 11.11%
Ingram Micro, Inc., Class A *	205,000	3,587,500	1.17%
J.C. Penney Company, Inc.	131,000	3,761,010	1.23%
Kohl’s Corp. *	79,000	3,377,250	1.10%
Macy’s, Inc.	280,000	3,292,800	1.08%
RadioShack Corp.	231,000	3,224,760	1.05%
The Gap, Inc.	208,000	3,411,200	1.12%
OTHER SECURITIES		13,318,180	4.36%
		33,972,700
Consumer, Non-cyclical - 23.90%
AmerisourceBergen Corp.	178,000	3,157,720	1.03%
Amgen, Inc. *	132,000	6,988,080	2.28%
Archer-Daniels-Midland Company	160,000	4,283,200	1.40%
Bristol-Myers Squibb Company	169,000	3,432,390	1.12%
Coca-Cola Enterprises, Inc.	199,000	3,313,350	1.08%
Community Health Systems, Inc. *	125,000	3,156,250	1.03%
Johnson & Johnson	162,000	9,201,600	3.01%
Pfizer, Inc. (a)	692,000	10,380,000	3.39%
The Kroger Company	145,000	3,197,250	1.05%
UnitedHealth Group, Inc.	184,000	4,596,320	1.50%
WellPoint, Inc. *	93,000	4,732,770	1.55%
OTHER SECURITIES		16,663,380	5.46%
		73,102,310
Energy - 17.90%
Anadarko Petroleum Corp.	103,000	4,675,170	1.53%
Chevron Corp.	190,000	12,587,500	4.11%
CMS Energy Corp.	272,000	3,285,760	1.07%
ConocoPhillips Company	84,000	3,533,040	1.15%
Exxon Mobil Corp.	207,000	14,471,370	4.74%
Marathon Oil Corp.	151,000	4,549,630	1.49%
Tesoro Corp. (a)	237,000	3,017,010	0.98%
Tidewater, Inc.	69,000	2,958,030	0.97%
Valero Energy Corp.	178,000	3,006,420	0.98%
OTHER SECURITIES		2,684,990	0.88%
		54,768,920
Financial - 15.15%
Aetna, Inc.	126,000	3,156,300	1.03%
Chubb Corp.	105,000	4,187,400	1.37%
Everest Re Group, Ltd.	45,000	3,220,650	1.05%
HCC Insurance Holdings, Inc.	134,000	3,217,340	1.05%
JPMorgan Chase & Company	211,000	7,197,210	2.35%
PartnerRe, Ltd.	51,000	3,312,450	1.08%
The Goldman Sachs Group, Inc.	55,000	8,109,200	2.66%
The Travelers Companies, Inc.	116,000	4,760,640	1.56%
Unum Group	210,000	3,330,600	1.09%
OTHER SECURITIES		5,865,320	1.91%
		46,357,110
Industrial - 8.12%
General Dynamics Corp.	79,000	4,375,810	1.44%
General Electric Company	253,000	2,965,160	0.97%
Northrop Grumman Corp.	82,000	3,745,760	1.22%
Pactiv Corp. *	160,000	3,472,000	1.13%
Raytheon Company	88,000	3,909,840	1.28%
URS Corp. *	70,000	3,466,400	1.13%
OTHER SECURITIES		2,909,880	0.95%
		24,844,850
Technology - 9.27%
Computer Sciences Corp. *	82,000	3,632,600	1.19%
EMC Corp. *	279,000	3,654,900	1.20%
Western Digital Corp. *	119,000	3,153,500	1.03%
OTHER SECURITIES		17,908,230	5.85%
		28,349,230
Utilities - 1.27%		3,872,600	1.27%

TOTAL COMMON STOCKS (Cost $336,878,743)		$305,564,010
SHORT TERM INVESTMENTS - 5.20%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,588,987	15,907,035	5.20%

TOTAL SHORT TERM INVESTMENTS (Cost $15,903,897)		$15,907,035
REPURCHASE AGREEMENTS - 0.21%

TOTAL REPURCHASE AGREEMENTS (Cost $657,000)		$657,000
Total Investments (Large Cap Value Trust) (Cost $353,439,640) - 105.30%		$322,128,045	105.30%
Other assets and liabilities, net - (5.30%)		(16,209,354)	(5.30%)
TOTAL NET ASSETS - 100.00%		$305,918,691	100.00%

Mid Cap Intersection Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.12%
Basic Materials - 5.13%
CF Industries Holdings, Inc.	1,315	$97,494	0.75%
Cliffs Natural Resources, Inc.	4,695	114,887	0.88%
FMC Corp.	2,495	118,013	0.91%
Lubrizol Corp.	2,245	106,211	0.82%
Steel Dynamics, Inc.	6,730	99,133	0.76%
OTHER SECURITIES		133,331	1.01%
		669,069
Communications - 5.40%
CenturyTel, Inc.	3,630	111,441	0.85%
NeuStar, Inc., Class A *	5,445	120,661	0.93%
OTHER SECURITIES		472,564	3.62%
		704,666
Consumer, Cyclical - 14.32%
Big Lots, Inc. *	5,485	115,350	0.88%
BJ’s Wholesale Club, Inc. *	4,325	139,394	1.08%
Ingram Micro, Inc., Class A *	5,466	95,655	0.73%
Oshkosh Corp.	8,650	125,771	0.96%

The accompanying notes are an integral part of the financial statements.

Mid Cap Intersection Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Ross Stores, Inc.	5,085	$196,280	1.51%
Urban Outfitters, Inc. *	4,180	87,237	0.67%
WMS Industries, Inc. *	4,390	138,329	1.06%
OTHER SECURITIES		970,771	7.43%
		1,868,787
Consumer, Non-cyclical - 21.99%
Alliance Data Systems Corp. * (a)	2,510	103,387	0.79%
Beckman Coulter, Inc.	3,085	176,277	1.34%
Cubist Pharmaceuticals, Inc. *	6,185	113,371	0.88%
Humana, Inc. *	2,940	94,844	0.73%
ITT Educational Services, Inc. *	2,192	220,647	1.69%
LifePoint Hospitals, Inc. *	3,396	89,145	0.68%
Manpower, Inc.	3,204	135,657	1.04%
Netflix, Inc. * (a)	2,272	93,924	0.72%
Omnicare, Inc.	3,835	98,790	0.76%
Quanta Services, Inc. *	3,680	85,118	0.65%
Sepracor, Inc. *	6,400	110,848	0.85%
Universal Corp.	2,880	95,357	0.73%
Varian Medical Systems, Inc. *	3,295	115,786	0.89%
OTHER SECURITIES		1,334,685	10.24%
		2,867,836
Energy - 6.17%		804,755	6.17%
Financial - 17.09%
Allied World Assurance Holdings, Ltd.	2,090	85,335	0.65%
Ameriprise Financial, Inc.	4,105	99,628	0.76%
Annaly Capital Management, Inc., REIT	5,590	84,633	0.65%
Axis Capital Holdings, Ltd.	3,700	96,865	0.75%
Brandywine Realty Trust, REIT	16,750	124,787	0.96%
Everest Re Group, Ltd.	2,335	167,115	1.29%
Unum Group	5,745	91,116	0.70%
OTHER SECURITIES		1,480,665	11.33%
		2,230,144
Industrial - 13.09%
AGCO Corp. *	3,310	96,221	0.74%
Dover Corp.	4,740	156,846	1.20%
Flowserve Corp.	1,220	85,168	0.65%
Joy Global, Inc.	3,160	112,875	0.87%
KBR, Inc.	5,140	94,781	0.73%
Precision Castparts Corp.	1,670	121,960	0.94%
OTHER SECURITIES		1,039,455	7.96%
		1,707,306
Technology - 7.56%
Lam Research Corp. *	3,730	96,980	0.74%
Palm, Inc. * (a)	5,190	85,998	0.66%
Sybase, Inc. *	2,891	90,605	0.70%
Synopsys, Inc. *	4,390	85,649	0.65%
Western Digital Corp. *	5,500	145,750	1.12%
OTHER SECURITIES		480,975	3.69%
		985,957
Utilities - 7.37%
Energen Corp.	3,280	130,872	1.00%
MDU Resources Group, Inc.	5,704	108,205	0.83%
UGI Corp.	8,440	215,135	1.65%
OTHER SECURITIES		507,816	3.89%
		962,028

TOTAL COMMON STOCKS (Cost $13,457,882)		$12,800,548
SHORT TERM INVESTMENTS - 2.61%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	34,076	341,127	2.61%

TOTAL SHORT TERM INVESTMENTS (Cost $340,980)		$341,127
REPURCHASE AGREEMENTS - 1.53%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.110% to be repurchased at $200,001 on 07/01/2009, collateralized by $298,378 Federal National Mortgage Association, 4.50% due 03/01/2020 (valued at $204,168, including interest)	200,000	200,000	1.53%

TOTAL REPURCHASE AGREEMENTS (Cost $200,000)		$200,000
Total Investments (Mid Cap Intersection Trust) (Cost $13,998,862) - 102.26%		$13,341,675	102.26%
Other assets and liabilities, net - (2.26%)		(294,841)	(2.26%)
TOTAL NET ASSETS - 100.00%		$13,046,834	100.00%

Mid Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.01%
Basic Materials - 0.41%		$2,540,032	0.41%
Communications - 8.16%
Equinix, Inc. *	110,200	8,015,948	1.30%
Juniper Networks, Inc. *	285,200	6,730,720	1.09%
McAfee, Inc. *	193,500	8,163,765	1.32%
Motorola, Inc.	1,012,500	6,712,875	1.09%
NeuStar, Inc., Class A *	283,000	6,271,280	1.02%
RF Micro Devices, Inc. *	1,886,000	7,091,360	1.14%
OTHER SECURITIES		7,393,891	1.20%
		50,379,839
Consumer, Cyclical - 24.50%
Advance Auto Parts, Inc.	247,800	10,281,222	1.66%
Aeropostale, Inc. *	222,600	7,628,502	1.24%
Best Buy Company, Inc.	323,300	10,827,317	1.75%
BJ’s Wholesale Club, Inc. * (a)	197,889	6,377,962	1.03%
DreamWorks Animation SKG, Inc., Class A *	366,861	10,121,695	1.64%
Hanesbrands, Inc. *	757,200	11,365,572	1.84%
Huabao International Holdings, Ltd.	7,030,000	6,794,120	1.10%
Kohl’s Corp. *	190,200	8,131,050	1.32%

The accompanying notes are an integral part of the financial statements.

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Marvel Entertainment, Inc. *	181,300	$6,452,467	1.04%
MRV Engenharia e Participacoes SA	711,200	9,854,085	1.60%
Pool Corp. (a)	428,373	7,093,857	1.15%
Staples, Inc. (a)	423,400	8,539,978	1.38%
Tempur-Pedic International, Inc.	554,250	7,244,048	1.17%
The Cheesecake Factory, Inc. *	470,100	8,132,730	1.32%
The Gap, Inc.	462,000	7,576,800	1.23%
Warnaco Group, Inc. *	236,200	7,652,880	1.24%
OTHER SECURITIES		17,209,712	2.79%
		151,283,997
Consumer, Non-cyclical - 27.05%
Coinstar, Inc. *	353,800	9,446,460	1.53%
Corinthian Colleges, Inc. *	709,000	12,003,370	1.94%
Corrections Corp. of America *	442,900	7,524,871	1.22%
Daiichi Sankyo Company, Ltd.	427,700	7,653,162	1.25%
Edwards Lifesciences Corp. *	107,200	7,292,816	1.18%
Herbalife, Ltd.	303,500	9,572,390	1.55%
ITT Educational Services, Inc. *	90,400	9,099,664	1.47%
Jarden Corp. *	793,404	14,876,325	2.41%
The Scotts Company, Class A	220,700	7,735,535	1.25%
Western Union Company	408,285	6,695,874	1.09%
OTHER SECURITIES		75,194,230	12.16%
		167,094,697
Energy - 4.78%
SunPower Corp., Class A * (a)	299,251	7,972,047	1.28%
OTHER SECURITIES		21,570,185	3.50%
		29,542,232
Financial - 4.11%
NASDAQ OMX Group, Inc. *	393,800	8,391,878	1.36%
OTHER SECURITIES		16,998,928	2.75%
		25,390,806
Industrial - 16.23%
Aecom Technology Corp. *	206,120	6,595,840	1.07%
Con-way, Inc.	189,400	6,687,714	1.08%
Illinois Tool Works, Inc.	202,500	7,561,350	1.23%
J.B. Hunt Transport Services, Inc.	211,400	6,454,042	1.05%
Lennox International, Inc.	225,000	7,224,750	1.17%
Masco Corp.	701,300	6,718,454	1.09%
Pentair, Inc.	245,600	6,292,272	1.02%
SMA Solar Technology AG	84,154	6,238,778	1.01%
OTHER SECURITIES		46,427,459	7.51%
		100,200,659
Technology - 12.77%
Adobe Systems, Inc. *	296,700	8,396,610	1.36%
BMC Software, Inc. *	229,200	7,744,668	1.25%
Maxim Integrated Products, Inc.	460,200	7,220,538	1.17%
MEMC Electronic Materials, Inc. *	403,100	7,179,211	1.16%
Red Hat, Inc. *	448,600	9,030,318	1.46%
Seagate Technology	815,400	8,529,084	1.39%
OTHER SECURITIES		30,756,505	4.98%
		78,856,934

TOTAL COMMON STOCKS (Cost $587,715,020)		$605,289,196
SHORT TERM INVESTMENTS - 6.88%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	4,241,984	$42,465,655	6.88%

TOTAL SHORT TERM INVESTMENTS (Cost $42,446,057)		$42,465,655
REPURCHASE AGREEMENTS - 1.64%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.090% to be repurchased at $10,100,025 on 07/01/2009, collateralized by $10,151,168 Federal National Mortgage Association, 5.50% due 10/01/2037 (valued at $10,302,001, including interest)	10,100,000	10,100,000	1.64%

TOTAL REPURCHASE AGREEMENTS (Cost $10,100,000)		$10,100,000
Total Investments (Mid Cap Stock Trust) (Cost $640,261,077) - 106.53%		$657,854,851	106.53%
Other assets and liabilities, net - (6.53%)		(40,352,010)	(6.53%)
TOTAL NET ASSETS - 100.00%		$617,502,841	100.00%

Mid Cap Value Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.73%
Basic Materials - 8.81%
Eastman Chemical Company	44,007	$1,667,865	1.58%
Freeport-McMoRan Copper & Gold, Inc., Class B	27,726	1,389,350	1.31%
Lubrizol Corp.	30,093	1,423,700	1.34%
Nucor Corp.	27,306	1,213,205	1.15%
PPG Industries, Inc.	34,173	1,500,195	1.42%
Rayonier, Inc.	27,194	988,502	0.93%
OTHER SECURITIES		1,148,822	1.08%
		9,331,639
Communications - 5.31%
CenturyTel, Inc.	27,831	854,412	0.81%
Embarq Corp.	21,279	894,995	0.84%
McAfee, Inc. *	39,400	1,662,286	1.57%
Qwest Communications International, Inc. (a)	351,190	1,457,438	1.38%
OTHER SECURITIES		753,311	0.71%
		5,622,442
Consumer, Cyclical - 11.05%
Bed Bath & Beyond, Inc. *	31,047	954,694	0.90%
Macy’s, Inc.	75,377	886,434	0.84%
National Cinemedia, Inc.	65,528	901,665	0.85%
Regal Entertainment Group, Class A	105,543	1,402,667	1.32%
VF Corp.	19,777	1,094,657	1.03%
OTHER SECURITIES		6,469,944	6.11%
		11,710,061

The accompanying notes are an integral part of the financial statements.

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical - 10.78%
Hospira, Inc. *	24,702	$951,521	0.90%
Lorillard, Inc.	46,815	3,172,653	2.99%
Mylan, Inc. * (a)	188,463	2,459,442	2.31%
Ritchie Brothers Auctioneers, Inc. (a)	52,304	1,226,529	1.16%
OTHER SECURITIES		3,615,631	3.42%
		11,425,776
Energy - 9.74%
Enbridge, Inc.	48,006	1,667,248	1.57%
Newfield Exploration Company *	29,210	954,291	0.90%
Southwestern Energy Company *	27,754	1,078,243	1.03%
Weatherford International, Ltd. *	44,872	877,697	0.83%
OTHER SECURITIES		5,738,777	5.41%
		10,316,256
Financial - 19.42%
Aon Corp.	24,525	928,762	0.88%
Assurant, Inc.	40,120	966,491	0.91%
Axis Capital Holdings, Ltd.	47,440	1,241,979	1.17%
CIT Group, Inc. (a)	482,027	1,036,358	0.98%
Everest Re Group, Ltd.	31,982	2,288,951	2.17%
Invesco, Ltd.	70,169	1,250,412	1.17%
Lincoln National Corp.	51,343	883,613	0.83%
PartnerRe, Ltd.	32,367	2,102,237	1.98%
Willis Group Holdings, Ltd.	35,585	915,602	0.86%
XL Capital, Ltd., Class A (a)	254,344	2,914,781	2.76%
OTHER SECURITIES		6,038,501	5.71%
		20,567,687
Industrial - 15.99%
Cooper Industries, Ltd., Class A	55,646	1,727,808	1.63%
CSX Corp.	30,599	1,059,643	1.00%
Eaton Corp.	44,742	1,995,941	1.88%
Goodrich Corp.	30,117	1,504,946	1.42%
Ingersoll-Rand PLC *	53,609	1,120,428	1.06%
Parker-Hannifin Corp.	21,136	908,002	0.85%
OTHER SECURITIES		8,628,008	8.15%
		16,944,776
Technology - 9.31%
BMC Software, Inc. *	27,477	928,448	0.88%
Celestica, Inc. *	174,258	1,188,440	1.12%
LSI Logic Corp. *	193,404	881,922	0.83%
Maxim Integrated Products, Inc.	73,702	1,156,385	1.10%
Microchip Technology, Inc. (a)	48,359	1,090,495	1.03%
OTHER SECURITIES		4,617,136	4.35%
		9,862,826
Utilities - 6.32%
Allegheny Energy, Inc.	45,588	1,169,332	1.10%
Pepco Holdings, Inc.	86,556	1,163,313	1.10%
Sempra Energy	39,224	1,946,687	1.84%
Wisconsin Energy Corp.	30,000	1,221,300	1.15%
OTHER SECURITIES		1,200,619	1.13%
		6,701,251

TOTAL COMMON STOCKS (Cost $104,319,995)		$102,482,714
CONVERTIBLE BONDS - 0.27%
Communications - 0.27%
Qwest
3.500%, due 11/15/2025	289,000	$284,665	0.27%

TOTAL CONVERTIBLE BONDS (Cost $390,873)		$284,665
SHORT TERM INVESTMENTS - 13.26%
Citigroup Funding, Inc.
0.150%, due 07/01/2009	2,800,000	2,800,000	2.64%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,124,145	11,253,591	10.62%

TOTAL SHORT TERM INVESTMENTS (Cost $14,043,723)		$14,053,591
Total Investments (Mid Cap Value Equity Trust) (Cost $118,754,591) - 110.26%		$116,820,970	110.26%
Other assets and liabilities, net - (10.26%)		(10,867,325)	(10.26%)
TOTAL NET ASSETS - 100.00%		$105,953,645	100.00%

Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.24%
Basic Materials - 5.96%
Weyerhaeuser Company	359,900	$10,951,757	1.88%
OTHER SECURITIES		23,870,246	4.08%
		34,822,003
Communications - 7.83%
Meredith Corp. (a)	348,100	8,893,955	1.52%
Motorola, Inc.	1,063,500	7,051,005	1.21%
Telephone & Data Systems, Inc.	53,900	1,525,370	0.26%
Telephone & Data Systems, Inc. - Special Shares	191,400	4,968,744	0.85%
OTHER SECURITIES		23,332,426	3.99%
		45,771,500
Consumer, Cyclical - 11.08%
BorgWarner, Inc. (a)	170,600	5,825,990	1.00%
International Game Technology	388,800	6,181,920	1.06%
Mattel, Inc.	485,100	7,785,855	1.33%
Scholastic Corp.	274,724	5,436,788	0.93%
Southwest Airlines Company	1,492,800	10,046,544	1.72%
The Gap, Inc.	602,500	9,881,000	1.69%
OTHER SECURITIES		19,571,301	3.35%
		64,729,398
Consumer, Non-cyclical - 19.44%
Alberto-Culver Company	287,700	7,316,211	1.25%
Campbell Soup Company	282,100	8,299,383	1.41%
Career Education Corp. * (a)	214,400	5,336,416	0.91%
Estee Lauder Companies, Inc., Class A	161,200	5,266,404	0.90%
Healthsouth Corp. *	802,470	11,587,666	1.98%
Hershey Company	159,100	5,727,600	0.98%
Hertz Global Holdings, Inc. * (a)	731,700	5,846,283	1.00%
Lincare Holdings, Inc. * (a)	262,400	6,171,648	1.06%
Manpower, Inc.	188,300	7,972,622	1.37%

The accompanying notes are an integral part of the financial statements.

Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Stryker Corp.	130,600	$5,190,044	0.90%
Sysco Corp.	326,600	7,341,968	1.25%
Weight Watchers International, Inc.	251,550	6,482,444	1.11%
OTHER SECURITIES		31,107,975	5.32%
		113,646,664
Energy - 9.65%
BJ Services Company	554,900	7,563,287	1.29%
Cimarex Energy Company	300,200	8,507,668	1.46%
Duke Energy Corp.	346,900	5,061,271	0.87%
Murphy Oil Corp.	181,100	9,837,352	1.68%
Nexen, Inc.	503,200	10,894,280	1.86%
Petro-Canada	215,000	8,260,300	1.42%
Williams Companies, Inc.	329,200	5,138,812	0.88%
OTHER SECURITIES		1,125,996	0.19%
		56,388,966
Financial - 20.73%
CIGNA Corp.	195,900	4,719,231	0.81%
Discover Financial Services	1,033,500	10,614,045	1.82%
E*TRADE Financial Corp. * (a)	4,440,700	5,684,096	0.97%
First Horizon National Corp. * (a)	419,553	5,034,630	0.86%
Janus Capital Group, Inc.	621,500	7,085,100	1.21%
Marsh & McLennan Companies, Inc.	282,800	5,692,764	0.98%
Progressive Corp. *	391,300	5,912,544	1.02%
The St. Joe Company * (a)	296,800	7,862,232	1.35%
WestAmerica Bancorp (a)	106,900	5,303,309	0.90%
OTHER SECURITIES		63,199,001	10.81%
		121,106,952
Industrial - 5.91%
AVX Corp.	482,000	4,786,260	0.82%
Molex, Inc.	572,700	8,235,426	1.41%
Nalco Holding Company	321,700	5,417,428	0.93%
Tyco Electronics, Ltd.	310,400	5,770,336	0.98%
OTHER SECURITIES		10,332,719	1.77%
		34,542,169
Technology - 5.16%
Novellus Systems, Inc. *	359,600	6,005,319	1.02%
Seagate Technology	544,300	5,693,378	0.97%
Total Systems Services, Inc.	419,186	5,612,901	0.96%
OTHER SECURITIES		12,831,165	2.21%
		30,142,763
Utilities - 8.48%
Mirant Corp. *	612,600	9,642,324	1.65%
NRG Energy, Inc. *	235,800	6,121,368	1.05%
Pinnacle West Capital Corp.	183,700	5,538,555	0.95%
OTHER SECURITIES		28,268,157	4.83%
		49,570,404

TOTAL COMMON STOCKS (Cost $491,076,725)		$550,720,819
PREFERRED STOCKS - 0.20%
Financial - 0.20%		1,188,870	0.20%

TOTAL PREFERRED STOCKS (Cost $1,150,000)		$1,188,870
CORPORATE BONDS - 0.66%
Consumer, Non-cyclical - 0.33%
Hertz Global Holdings
5.250%, due 06/01/2014	1,711,000	$1,967,650	0.33%
Industrial - 0.33%		1,904,750	0.33%

TOTAL CORPORATE BONDS (Cost $3,611,000)		$3,872,400
CONVERTIBLE BONDS - 0.57%
Basic Materials - 0.25%		1,488,562	0.25%
Communications - 0.23%		1,362,180	0.23%
Technology - 0.09%		509,318	0.09%

TOTAL CONVERTIBLE BONDS (Cost $3,141,313)		$3,360,060
SHORT TERM INVESTMENTS - 13.13%
T. Rowe Price Reserve Investment Fund, 0.3922%	27,210,805	27,228,628	4.65%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	4,946,867	49,522,095	8.48%

TOTAL SHORT TERM INVESTMENTS (Cost $76,727,736)		$76,750,723
REPURCHASE AGREEMENTS - 0.06%

TOTAL REPURCHASE AGREEMENTS (Cost $351,000)		$351,000
Total Investments (Mid Value Trust) (Cost $576,057,774) - 108.86%		$636,243,872	108.86%
Other assets and liabilities, net - (8.86%)		(51,787,493)	(8.86%)
TOTAL NET ASSETS - 100.00%		$584,456,379	100.00%

Mutual Shares Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 87.00%
Australia - 0.19%		$909,555	0.19%
Canada - 0.16%		738,298	0.16%
Denmark - 1.19%		5,643,355	1.19%
France - 4.09%
Carrefour SA	115,308	4,932,575	1.04%
Pernod-Ricard SA (a)	89,799	5,669,211	1.20%
OTHER SECURITIES		8,744,507	1.85%
		19,346,293
Germany - 4.59%
E.ON AG	191,900	6,811,365	1.44%
Linde AG	64,074	5,267,831	1.11%
Siemens AG	76,919	5,325,133	1.12%
OTHER SECURITIES		4,355,246	0.92%
		21,759,575
Hong Kong - 0.45%		2,140,004	0.45%
Italy - 0.38%		1,791,935	0.38%

The accompanying notes are an integral part of the financial statements.

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Japan - 0.76%
Japan Tobacco, Inc.	1,159	$3,612,552	0.76%
Netherlands - 4.10%
Koninklijke KPN NV	485,901	6,693,674	1.41%
Royal Dutch Shell PLC, A Shares	218,813	5,463,917	1.15%
OTHER SECURITIES		7,266,714	1.54%
		19,424,305
Norway - 1.41%
Orkla ASA (a)	915,395	6,668,660	1.41%
Singapore - 0.61%		2,886,978	0.61%
South Korea - 0.60%		2,840,236	0.60%
Spain - 0.89%
Telefonica SA	186,718	4,233,828	0.89%
Sweden - 0.44%		2,077,707	0.44%
Switzerland - 6.24%
Nestle SA	240,043	9,059,500	1.91%
Novartis AG	90,898	3,693,046	0.78%
Transocean, Ltd. *	89,944	6,681,940	1.41%
Tyco Electronics, Ltd. *	212,424	3,948,962	0.83%
Tyco International, Ltd. *	151,090	3,925,318	0.83%
OTHER SECURITIES		2,261,300	0.48%
		29,570,066
United Kingdom - 7.42%
British American Tobacco PLC	453,385	12,524,940	2.64%
Cadbury PLC	474,102	4,049,956	0.86%
Imperial Tobacco Group PLC	383,461	9,973,533	2.11%
OTHER SECURITIES		8,572,823	1.81%
		35,121,252
United States - 53.48%
ACE, Ltd.	99,509	4,401,283	0.93%
Alexander’s, Inc., REIT *	13,858	3,736,117	0.79%
Altria Group, Inc.	466,980	7,653,802	1.62%
Berkshire Hathaway, Inc., Class B *	5,232	15,150,457	3.19%
Comcast Corp., Class A	838,833	11,827,545	2.50%
Constellation Energy Group, Inc.	175,458	4,663,674	0.98%
CVS Caremark Corp.	402,403	12,824,584	2.71%
Dell, Inc. *	584,317	8,022,672	1.69%
Dr Pepper Snapple Group, Inc. *	336,976	7,140,521	1.51%
Exelon Corp.	77,130	3,949,827	0.83%
General Mills, Inc.	63,160	3,538,223	0.75%
International Paper Company	395,443	5,983,053	1.26%
Kraft Foods, Inc., Class A	298,289	7,558,643	1.60%
LSI Logic Corp. *	1,019,994	4,651,173	0.98%
Marathon Oil Corp.	225,660	6,799,136	1.44%
Mattel, Inc.	519,540	8,338,617	1.76%
Maxim Integrated Products, Inc.	244,218	3,831,780	0.81%
Microsoft Corp.	559,175	13,291,589	2.81%
Motorola, Inc.	771,782	5,116,915	1.08%
News Corp., Class A	941,222	8,574,532	1.81%
Pepsi Bottling Group, Inc.	128,199	4,338,254	0.92%
PepsiAmericas, Inc.	36,978	991,380	0.21%
Qwest Communications International, Inc. (a)	1,021,451	4,239,022	0.90%
Reynolds American, Inc.	118,039	4,558,666	0.96%
The Kroger Company	260,385	5,741,489	1.21%
United Technologies Corp.	90,250	4,689,390	0.99%
Weyerhaeuser Company	258,236	7,858,121	1.66%
White Mountains Insurance Group, Ltd.	20,381	4,665,415	0.99%
Wyeth	125,220	5,683,736	1.20%
OTHER SECURITIES		63,425,947	13.39%
		253,245,563

TOTAL COMMON STOCKS (Cost $529,943,103)		$412,010,162
TERM LOANS - 3.11%
United States - 3.11%
Calpine Corp.
4.095%, due 03/29/2014 (d)	5,183,807	4,577,593	0.97%
OTHER SECURITIES		10,160,311	2.14%
		14,737,904

TOTAL TERM LOANS (Cost $13,238,100)		$14,737,904
Special Purpose Vehicles - 0.20%
United States - 0.20%		935,409	0.20%

TOTAL SPECIAL PURPOSE VEHICLES (Cost $1,271,116)		$935,409
CORPORATE BONDS - 0.33%
United States - 0.33%		1,578,058	0.33%

TOTAL CORPORATE BONDS (Cost $2,995,441)		$1,578,058
OPTIONS - 0.13%
United States - 0.13%		613,350	0.13%

TOTAL OPTIONS (Cost $1,540,683)		$613,350
SHORT TERM INVESTMENTS - 13.04%
Federal Home Loan Bank Discount Notes
zero coupon, due 7/1/2009 to 12/01/09		12,275,138	2.59%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,150,806	11,520,488	2.44%
U.S. Treasury Bills
zero coupon, due 7/2/2009 to 12/24/2009		37,970,324	8.01%

TOTAL SHORT TERM INVESTMENTS (Cost $61,734,025)		$61,765,950
Total Investments (Mutual Shares Trust) (Cost $610,722,468) - 103.81%		$491,640,833	103.81%
Other assets and liabilities, net - (3.81%)		(18,059,211)	(3.81%)
TOTAL NET ASSETS - 100.00%		$473,581,622	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Food & Beverages		11.70%
Tobacco		9.62%
Insurance		3.83%
Electrical Utilities		3.82%
Cable & Television		3.41%

The accompanying notes are an integral part of the financial statements.

Natural Resources Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.28%
Basic Materials - 27.55%
Alumina, Ltd.	2,841,893	$3,261,881	1.53%
Anglo American PLC	114,766	3,348,956	1.58%
Anglo Platinum, Ltd.	73,658	5,222,758	2.45%
AngloGold Ashanti, Ltd., SADR	107,565	3,940,106	1.85%
ArcelorMittal	97,594	3,228,410	1.52%
Barrick Gold Corp.	85,572	2,870,941	1.35%
Cameco Corp. (a)	169,978	4,351,437	2.05%
Compania de Minas Buenaventura SA, ADR	32,300	776,169	0.37%
Gold Fields, Ltd.	251,227	3,032,537	1.43%
International Paper Company	216,600	3,277,158	1.54%
POSCO, SADR (a)	39,000	3,224,130	1.52%
Sumitomo Metal Industries, Ltd.	866,000	2,287,122	1.08%
Vale SA, SADR	606,996	9,317,389	4.38%
Vedanta Resources PLC	314,972	6,704,303	3.15%
Xstrata PLC	337,819	3,725,782	1.75%
		58,569,079
Energy - 69.73%
Baker Hughes, Inc.	106,100	3,866,284	1.82%
BP PLC, SADR	143,473	6,840,793	3.22%
Canadian Natural Resources, Ltd.	184,267	9,693,761	4.56%
Chesapeake Energy Corp.	273,500	5,423,505	2.55%
ConocoPhillips Company	99,359	4,179,040	1.97%
CONSOL Energy, Inc.	153,614	5,216,731	2.45%
Denbury Resources, Inc. *	267,500	3,940,275	1.85%
Devon Energy Corp.	57,700	3,144,650	1.48%
EnCana Corp.	146,908	7,283,828	3.43%
Eni SpA, SADR (a)	47,500	2,251,975	1.06%
EOG Resources, Inc.	122,231	8,301,930	3.90%
EQT Corp.	113,840	3,974,154	1.87%
Exxon Mobil Corp.	70,495	4,928,305	2.32%
Gazprom OAO, SADR	364,259	7,422,501	3.50%
Halliburton Company	128,198	2,653,699	1.25%
Lukoil Oil Company, ADR	53,073	2,349,542	1.11%
Marathon Oil Corp.	134,972	4,066,706	1.91%
Newfield Exploration Company *	66,748	2,180,657	1.03%
Noble Energy, Inc.	54,336	3,204,194	1.51%
Peabody Energy Corp.	99,300	2,994,888	1.41%
Petro-Canada	86,569	3,343,231	1.57%
Petroleo Brasileiro SA, ADR	161,404	6,614,336	3.11%
Reliance Industries, Ltd., GDR * (a)	45,506	3,794,232	1.78%
Royal Dutch Shell PLC, ADR	129,831	6,516,218	3.07%
Suncor Energy, Inc.	246,286	7,489,262	3.52%
Talisman Energy, Inc.	264,902	3,805,625	1.79%
Total SA, SADR	120,638	6,542,199	3.08%
Ultra Petroleum Corp. *	55,100	2,148,900	1.01%
Valero Energy Corp.	252,034	4,256,854	2.00%
Weatherford International, Ltd. *	112,900	2,208,324	1.04%
Williams Companies, Inc.	147,700	2,305,597	1.08%
XTO Energy, Inc.	138,142	5,268,736	2.48%
		148,210,932

TOTAL COMMON STOCKS (Cost $255,172,874)		$206,780,011
PREFERRED STOCKS - 0.24%
Basic Materials - 0.24%
Anglo Platinum, Ltd., 6.38% (f)	25,452	$511,598	0.24%

TOTAL PREFERRED STOCKS (Cost $706,784)		511,598
SHORT TERM INVESTMENTS - 6.06%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,286,985	12,883,748	6.06%

TOTAL SHORT TERM INVESTMENTS (Cost $12,879,289)		$12,883,748
REPURCHASE AGREEMENTS - 2.40%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.090% to be repurchased at $5,100,013 on 07/01/2009, collateralized by $5,802,773 Federal National Mortgage Association, 6.00% due 02/01/2038 (valued at $5,202,000, including interest)	5,100,000	5,100,000	2.40%

TOTAL REPURCHASE AGREEMENTS (Cost $5,100,000)		$5,100,000
Total Investments (Natural Resources Trust) (Cost $273,858,947) - 105.98%		$225,275,357	105.98%
Other assets and liabilities, net - (5.98%)		(12,705,157)	(5.98%)
TOTAL NET ASSETS - 100.00%		$212,570,200	100.00%

Optimized All Cap Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.91%
Basic Materials - 2.62%
Anglo American PLC, ADR	959,026	$14,040,141	1.25%
OTHER SECURITIES		15,357,591	1.37%
		29,397,732
Communications - 9.81%
AT&T, Inc.	646,021	16,047,161	1.43%
Cisco Systems, Inc. *	950,382	17,715,121	1.58%
Comcast Corp., Class A	691,428	10,018,792	0.89%
DISH Network Corp. *	743,031	12,044,532	1.08%
Nippon Telegraph & Telephone Corp., ADR	537,528	10,938,695	0.98%
OTHER SECURITIES		43,195,847	3.85%
		109,960,148

The accompanying notes are an integral part of the financial statements.

Optimized All Cap Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Cyclical - 7.97%
Dollar Tree, Inc. *	335,665	$14,131,497	1.26%
LKQ Corp. *	624,841	10,278,634	0.92%
Ross Stores, Inc.	493,594	19,052,728	1.69%
OTHER SECURITIES		45,874,153	4.10%
		89,337,012
Consumer, Non-cyclical - 24.44%
Aaron, Inc., Class B	421,486	12,568,713	1.12%
Abbott Laboratories	301,908	14,201,752	1.27%
Alliance Data Systems Corp. *	262,485	10,811,757	0.97%
Baxter International, Inc.	299,417	15,857,124	1.42%
Celgene Corp. *	235,310	11,257,230	1.00%
Coca-Cola Enterprises, Inc.	422,198	7,029,597	0.63%
Colgate-Palmolive Company	437,575	30,954,056	2.76%
Covidien PLC *	540,978	20,254,216	1.82%
Flowers Foods, Inc.	494,309	10,795,709	0.96%
Gilead Sciences, Inc. *	314,458	14,729,213	1.31%
Johnson & Johnson	344,474	19,566,123	1.75%
Lender Processing Services, Inc.	551,108	15,304,269	1.37%
Pfizer, Inc.	1,219,047	18,285,704	1.64%
St. Jude Medical, Inc. *	276,301	11,355,971	1.01%
The Coca-Cola Company	185,080	8,881,989	0.79%
OTHER SECURITIES		51,874,866	4.62%
		273,728,289
Energy - 13.47%
CMS Energy Corp.	1,296,593	15,662,843	1.40%
ConocoPhillips Company	347,531	14,617,154	1.30%
Eni SpA, SADR	323,645	15,344,009	1.37%
ENSCO International, Inc.	284,912	9,934,881	0.89%
Exxon Mobil Corp.	199,799	13,967,948	1.25%
Noble Corp.	437,873	13,245,658	1.18%
Sasol, Ltd., SADR	356,784	12,423,219	1.11%
Sunoco, Inc.	507,782	11,780,542	1.06%
Transocean, Ltd. *	264,285	19,633,734	1.74%
Valero Energy Corp.	761,470	12,861,228	1.15%
OTHER SECURITIES		11,476,639	1.02%
		150,947,855
Financial - 15.53%
ACE, Ltd.	429,084	18,978,385	1.69%
Allied World Assurance Holdings, Ltd.	323,724	13,217,651	1.18%
Deutsche Bank AG	252,935	15,429,035	1.38%
JPMorgan Chase & Company	374,934	12,788,999	1.14%
PNC Financial Services Group, Inc.	300,416	11,659,145	1.04%
The Goldman Sachs Group, Inc.	100,619	14,835,265	1.33%
OTHER SECURITIES		86,978,190	7.77%
		173,886,670
Industrial - 9.47%
Alliant Techsystems, Inc. *	218,011	17,955,386	1.61%
Emerson Electric Company	624,550	20,235,420	1.81%
General Dynamics Corp.	321,238	17,793,373	1.59%
OTHER SECURITIES		50,084,057	4.46%
		106,068,236
Technology - 13.46%
Apple, Inc. *	91,462	13,026,933	1.16%
Brocade Communications Systems, Inc. *	1,384,930	10,830,153	0.97%
Hewlett-Packard Company	304,944	11,786,086	1.05%
Intel Corp.	678,757	11,233,428	1.00%
International Business Machines Corp.	285,643	29,826,842	2.65%
Oracle Corp.	918,472	19,673,669	1.76%
Skyworks Solutions, Inc. *	1,021,254	9,987,864	0.89%
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	1,315,942	12,383,014	1.11%
OTHER SECURITIES		32,074,821	2.87%
		150,822,810
Utilities - 2.14%
FirstEnergy Corp.	253,567	9,825,721	0.87%
OTHER SECURITIES		14,182,762	1.27%
		24,008,483

TOTAL COMMON STOCKS (Cost $1,143,580,058)		$1,108,157,235
SHORT TERM INVESTMENTS - 0.69%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	772,665	7,734,999	0.69%

TOTAL SHORT TERM INVESTMENTS (Cost $7,733,869)		$7,734,999
REPURCHASE AGREEMENTS - 0.60%

TOTAL REPURCHASE AGREEMENTS (Cost $6,692,000)		$6,692,000
Total Investments (Optimized All Cap Trust) (Cost $1,158,005,927) - 100.20%		$1,122,584,234	100.20%
Other assets and liabilities, net - (0.20%)		(2,214,379)	(0.20%)
TOTAL NET ASSETS - 100.00%		$1,120,369,855	100.00%

Optimized Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.56%
Basic Materials - 1.87%
Celanese Corp., Series A	99,999	$2,374,976	1.05%
OTHER SECURITIES		1,865,009	0.82%
		4,239,985
Communications - 7.93%
AT&T, Inc.	182,946	4,544,379	2.00%
Cisco Systems, Inc. *	124,273	2,316,449	1.02%
Comcast Corp., Class A	201,156	2,914,750	1.29%
Embarq Corp.	123,840	5,208,710	2.30%
Viacom, Inc., Class B *	84,370	1,915,199	0.84%
OTHER SECURITIES		1,094,787	0.48%
		17,994,274
Consumer, Cyclical - 5.90%
CVS Caremark Corp.	67,876	2,163,208	0.95%
PetSmart, Inc.	107,037	2,297,014	1.01%
Ross Stores, Inc.	87,751	3,387,189	1.49%
Yum! Brands, Inc.	84,539	2,818,530	1.24%
OTHER SECURITIES		2,725,194	1.21%
		13,391,135

The accompanying notes are an integral part of the financial statements.

Optimized Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical - 18.05%
Abbott Laboratories	86,406	$4,064,539	1.80%
Alliance Data Systems Corp. *	67,686	2,787,986	1.23%
Baxter International, Inc.	71,063	3,763,497	1.66%
Colgate-Palmolive Company	31,647	2,238,709	0.99%
DaVita, Inc. *	51,455	2,544,964	1.12%
Express Scripts, Inc. *	45,241	3,110,319	1.37%
Gen-Probe, Inc. *	47,646	2,047,825	0.90%
Johnson & Johnson	46,373	2,633,986	1.16%
McCormick & Company, Inc.	90,216	2,934,726	1.29%
Pfizer, Inc.	187,680	2,815,200	1.24%
OTHER SECURITIES		12,016,240	5.29%
		40,957,991
Energy - 19.02%
Apache Corp.	49,902	3,600,429	1.59%
Chevron Corp.	87,234	5,779,253	2.55%
ConocoPhillips Company	103,200	4,340,592	1.91%
ENSCO International, Inc.	62,072	2,164,451	0.95%
Exxon Mobil Corp.	128,842	9,007,344	3.97%
Marathon Oil Corp.	78,843	2,375,540	1.05%
Noble Corp.	85,296	2,580,204	1.14%
Plains Exploration & Production Company *	92,901	2,541,771	1.12%
Total SA, SADR	39,075	2,119,037	0.93%
Transocean, Ltd. *	46,117	3,426,032	1.51%
XTO Energy, Inc.	103,930	3,963,890	1.74%
OTHER SECURITIES		1,272,919	0.56%
		43,171,462
Financial - 25.36%
Bank of America Corp.	263,682	3,480,602	1.53%
JPMorgan Chase & Company	205,420	7,006,875	3.08%
Lincoln National Corp.	173,782	2,990,788	1.31%
Morgan Stanley	84,944	2,421,753	1.07%
NASDAQ OMX Group, Inc. *	150,502	3,207,198	1.41%
PNC Financial Services Group, Inc.	107,570	4,174,792	1.83%
State Street Corp.	63,806	3,011,643	1.33%
The Goldman Sachs Group, Inc.	18,899	2,786,469	1.23%
Wells Fargo & Company	210,276	5,101,295	2.24%
OTHER SECURITIES		23,390,735	10.33%
		57,572,150
Industrial - 11.97%
General Dynamics Corp.	53,258	2,949,960	1.30%
General Electric Company	572,842	6,713,708	2.96%
Owens-Illinois, Inc. *	107,398	3,008,218	1.33%
Pactiv Corp. *	98,438	2,136,105	0.94%
Republic Services, Inc.	152,297	3,717,570	1.63%
Stanley Works	63,014	2,132,394	0.94%
Stericycle, Inc. *	45,606	2,350,077	1.04%
OTHER SECURITIES		4,153,575	1.83%
		27,161,607
Technology - 3.83%
PMC-Sierra, Inc. *	266,745	2,123,290	0.94%
OTHER SECURITIES		6,560,990	2.89%
		8,684,280
Utilities - 5.63%
Dominion Resources, Inc.	94,055	3,143,318	1.39%
Sempra Energy	90,197	4,476,477	1.97%
OTHER SECURITIES		5,151,420	2.27%
		12,771,215

TOTAL COMMON STOCKS (Cost $227,599,899)		$225,944,099
SHORT TERM INVESTMENTS - 0.81%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	183,198	1,833,962	0.81%

TOTAL SHORT TERM INVESTMENTS (Cost $1,833,386)		$1,833,962
REPURCHASE AGREEMENTS - 0.51%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $1,160,000 on 07/01/2009, collateralized by $955,000 U.S. Treasury Bonds, 6.25% due 08/15/2023 (valued at $1,188,975, including interest)	1,160,000	1,160,000	0.51%

TOTAL REPURCHASE AGREEMENTS (Cost $1,160,000)		$1,160,000
Total Investments (Optimized Value Trust) (Cost $230,593,285) - 100.88%		$228,938,061	100.88%
Other assets and liabilities, net - (0.88%)		(2,007,567)	(0.88%)
TOTAL NET ASSETS - 100.00%		$226,930,494	100.00%

Overseas Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.02%
Australia - 1.57%		$2,190,936	1.57%
Austria - 0.17%		234,226	0.17%
Belgium - 0.30%		420,699	0.30%
Bermuda - 0.92%
SeaDrill, Ltd., GDR	89,200	1,281,708	0.92%
Brazil - 0.32%		441,714	0.32%
Canada - 5.91%
Cameco Corp.	60,500	1,552,096	1.11%
Canadian Natural Resources, Ltd.	23,600	1,241,529	0.89%
Potash Corp. of Saskatchewan, Inc.	20,400	1,902,762	1.35%
OTHER SECURITIES		3,568,986	2.56%
		8,265,373
Chile - 0.53%		744,341	0.53%
China - 4.39%
Bank of China, Ltd.	5,660,000	2,681,894	1.91%
China Shenhua Energy Company, Ltd.	465,000	1,694,440	1.21%
Industrial & Commercial Bank of China, Ltd.	2,342,000	1,629,460	1.17%
OTHER SECURITIES		134,555	0.10%
		6,140,349

The accompanying notes are an integral part of the financial statements.

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Denmark - 0.94%
Novo Nordisk AS	24,160	$1,313,145	0.94%
Egypt - 0.30%		419,920	0.30%
Finland - 1.22%
Nokia AB Oyj	78,357	1,143,516	0.81%
OTHER SECURITIES		567,370	0.41%
		1,710,886
France - 10.38%
BNP Paribas SA (a)	17,487	1,134,799	0.81%
Bouygues SA	37,066	1,393,870	1.00%
L’Oreal SA	31,664	2,370,633	1.70%
Pernod-Ricard SA (a)	34,569	2,182,418	1.56%
Veolia Environnement SA (a)	73,945	2,184,551	1.56%
OTHER SECURITIES		5,251,346	3.75%
		14,517,617
Germany - 5.71%
Allianz SE	14,928	1,380,418	0.99%
Deutsche Bank AG	31,600	1,922,951	1.37%
Siemens AG	15,900	1,100,763	0.79%
OTHER SECURITIES		3,584,124	2.56%
		7,988,256
Greece - 0.16%		225,401	0.16%
Hong Kong - 4.45%
Anhui Conch Cement Company, Ltd., Class H	204,000	1,271,528	0.91%
OTHER SECURITIES		4,958,467	3.54%
		6,229,995
India - 3.32%
Bharti Telecom, Ltd. *	109,900	1,846,993	1.32%
DLF, Ltd.	283,425	1,845,382	1.32%
OTHER SECURITIES		957,749	0.68%
		4,650,124
Ireland - 1.63%
CRH PLC - London Exchange	99,455	2,274,209	1.63%
Israel - 0.23%		322,012	0.23%
Italy - 0.20%		281,534	0.20%
Japan - 13.10%
Fanuc, Ltd.	16,100	1,284,629	0.92%
Mitsubishi Corp.	80,400	1,476,561	1.06%
Murata Manufacturing Company, Ltd.	24,700	1,046,897	0.75%
Nintendo Company, Ltd.	6,900	1,898,908	1.35%
SMC Corp.	12,700	1,361,230	0.97%
Softbank Corp.	114,940	2,232,128	1.59%
Tokyo Electron, Ltd.	22,100	1,061,468	0.76%
Toyota Motor Corp.	34,800	1,315,589	0.94%
Trend Micro, Inc.	49,000	1,559,774	1.12%
OTHER SECURITIES		5,083,861	3.64%
		18,321,045
Luxembourg - 0.24%		332,592	0.24%
Malaysia - 0.18%		247,219	0.18%
Mexico - 6.42%
America Movil SAB de CV, Series L, ADR	54,400	2,106,368	1.51%
Grupo Financiero Inbursa SA de CV	536,235	1,424,856	1.02%
Telefonos de Mexico SAB de CV, Series L, SADR	100,011	1,621,178	1.16%
Telmex Internacional SAB de CV, ADR	122,411	1,548,499	1.11%
OTHER SECURITIES		2,282,221	1.62%
		8,983,122
Netherlands - 4.96%
Koninklijke KPN NV	221,400	3,049,962	2.17%
Royal Dutch Shell PLC, A Shares	78,151	1,951,486	1.40%
Unilever NV	51,100	1,233,232	0.88%
OTHER SECURITIES		707,154	0.51%
		6,941,834
Poland - 0.08%		114,223	0.08%
Russia - 0.67%		942,030	0.67%
Singapore - 0.31%		436,330	0.31%
South Africa - 0.99%		1,384,397	0.99%
South Korea - 1.46%
Samsung Electronics Company, Ltd.	2,574	1,192,079	0.85%
OTHER SECURITIES		847,128	0.61%
		2,039,207
Spain - 1.38%
Banco Bilbao Vizcaya Argentaria SA	121,732	1,533,997	1.10%
OTHER SECURITIES		398,445	0.28%
		1,932,442
Sweden - 0.28%		395,111	0.28%
Switzerland - 6.08%
Holcim, Ltd. *	31,383	1,787,668	1.28%
Roche Holdings AG - Genusschein	29,674	4,037,110	2.89%
OTHER SECURITIES		2,674,585	1.91%
		8,499,363
Taiwan - 1.19%		1,670,782	1.19%
Thailand - 0.38%		526,496	0.38%
United Kingdom - 13.70%
Barclays PLC	247,800	1,154,185	0.83%
BG Group PLC	129,600	2,177,532	1.56%
HSBC Holdings PLC	389,817	3,236,112	2.32%
Imperial Tobacco Group PLC	106,634	2,773,470	1.99%
SABMiller PLC	76,800	1,563,440	1.12%
Standard Chartered PLC	119,146	2,244,066	1.60%
Tesco PLC	327,100	1,906,541	1.36%
OTHER SECURITIES		4,102,665	2.92%
		19,158,011
United States - 0.95%		1,326,793	0.95%

TOTAL COMMON STOCKS (Cost $138,291,481)		$132,903,442
PREFERRED STOCKS - 0.23%
Brazil - 0.23%		317,734	0.23%

TOTAL PREFERRED STOCKS (Cost $250,302)		$317,734
SHORT TERM INVESTMENTS - 2.41%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	336,131	3,364,941	2.41%

TOTAL SHORT TERM INVESTMENTS (Cost $3,363,883)		$3,364,941

The accompanying notes are an integral part of the financial statements.

Overseas Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 4.06%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $5,679,002 on 07/01/2009, collateralized by $5,780,000 Federal Home Loan Bank, 5.648% due 11/27/2037 (valued at $5,794,450, including interest)	5,679,000	$5,679,000	4.06%

TOTAL REPURCHASE AGREEMENTS (Cost $5,679,000)		$5,679,000
Total Investments (Overseas Equity Trust) (Cost $147,584,666) - 101.72%		$142,265,117	101.72%
Other assets and liabilities, net - (1.72%)		(2,403,490)	(1.72%)
TOTAL NET ASSETS - 100.00%		$139,861,627	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Banking		10.46%
Telecommunications Equipment & Services		8.06%
Food & Beverages		4.84%
Pharmaceuticals		4.19%
Financial Services		3.96%

Pacific Rim Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.12%
Australia - 11.72%
Australia and New Zealand Banking Group, Ltd.	94,426	$1,248,280	1.40%
BHP Billiton, Ltd.	75,514	2,069,644	2.32%
Commonwealth Bank of Australia, Ltd.	33,667	1,052,669	1.18%
Santos, Ltd.	71,942	845,140	0.95%
Woodside Petroleum, Ltd.	30,000	1,039,545	1.17%
OTHER SECURITIES		4,184,724	4.70%
		10,440,002
China - 6.54%
China Shenhua Energy Company, Ltd.	194,000	706,928	0.79%
Industrial & Commercial Bank of China, Ltd.	2,238,000	1,557,101	1.76%
PetroChina Company, Ltd., Class H	682,000	752,386	0.84%
OTHER SECURITIES		2,805,954	3.15%
		5,822,369
Hong Kong - 9.87%
Cheung Kong Holdings, Ltd.	70,000	800,693	0.90%
China Mobile, Ltd.	125,000	1,253,421	1.41%
CNOOC, Ltd.	634,000	780,663	0.88%
MTR Corp., Ltd.	300,000	904,823	1.02%
Sun Hung Kai Properties, Ltd.	70,000	873,996	0.98%
Tencent Holdings, Ltd.	77,000	893,059	1.00%
OTHER SECURITIES		3,285,284	3.68%
		8,791,939
Indonesia - 0.93%		825,664	0.93%
Japan - 46.63%
Asahi Glass Company, Ltd.	117,130	934,730	1.05%
Chiba Bank, Ltd.	118,690	772,253	0.87%
East Japan Railway Company	15,300	921,312	1.03%
Honda Motor Company, Ltd.	55,290	1,513,903	1.69%
JSR Corp.	60,900	1,037,825	1.17%
Kao Corp.	44,850	977,430	1.10%
KDDI Corp.	243	1,288,328	1.45%
Keyence Corp.	3,810	775,371	0.87%
Komatsu, Ltd.	82,400	1,264,614	1.42%
Mitsubishi Corp.	87,270	1,602,729	1.79%
Mitsubishi Estate Company, Ltd.	82,090	1,359,899	1.53%
Mitsubishi Materials Corp.	273,230	849,067	0.95%
Mitsubishi UFJ Lease & Finance Company, Ltd.	24,450	790,621	0.89%
Mitsui O.S.K. Lines, Ltd.	125,510	809,713	0.91%
Mitsui Sumitomo Insurance Group Holdings, Inc.	51,100	1,332,531	1.50%
Seven & I Holdings Company, Ltd.	53,950	1,265,729	1.42%
Shimadzu Corp.	88,290	704,958	0.79%
Sumitomo Electric Industries, Ltd.	106,720	1,196,351	1.34%
Sumitomo Mitsui Financial Group, Inc.	25,500	1,031,179	1.16%
Sumitomo Trust & Banking Company, Ltd.	134,840	725,860	0.82%
The Bank of Yokohama, Ltd.	184,010	980,077	1.10%
Tokuyama Corp.	100,580	734,818	0.83%
Tokyo Electron, Ltd.	17,070	819,876	0.92%
Toyota Motor Corp.	25,370	959,095	1.08%
Tsumura & Company, Ltd.	25,000	779,008	0.87%
OTHER SECURITIES		16,093,607	18.08%
		41,520,884
Malaysia - 2.08%		1,855,443	2.08%
Singapore - 3.82%
Allgreen Properties, Ltd.	1,181,000	815,560	0.92%
DBS Group Holdings, Ltd.	200,000	1,623,100	1.83%
Singapore Exchange, Ltd.	150,000	732,827	0.82%
OTHER SECURITIES		226,989	0.25%
		3,398,476
South Korea - 7.33%
GS Engineering & Construction Corp.	13,540	781,379	0.88%
LG Electronics, Inc.	12,000	1,096,329	1.23%
Samsung Electronics Company, Ltd.	2,600	1,204,121	1.36%
Shinsegae Company, Ltd.	1,800	712,133	0.80%
OTHER SECURITIES		2,731,977	3.06%
		6,525,939
Taiwan - 7.84%
AU Optronics Corp.	825,000	800,255	0.90%
Hon Hai Precision Industry Company, Ltd.	533,600	1,642,519	1.85%
OTHER SECURITIES		4,540,309	5.09%
		6,983,083
Thailand - 1.36%		1,209,789	1.36%

TOTAL COMMON STOCKS (Cost $97,897,829)		$87,373,588

The accompanying notes are an integral part of the financial statements.

Pacific Rim Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED STOCKS - 0.26%
South Korea - 0.26%		$235,879	0.26%

TOTAL PREFERRED STOCKS (Cost $167,858)		$235,879
WARRANTS - 0.01%
Malaysia - 0.01%		6,142	0.01%

TOTAL WARRANTS (Cost $0)		$6,142
RIGHTS - 0.01%
Hong Kong - 0.01%		7,776	0.01%

TOTAL RIGHTS (Cost $0)		$7,776
SHORT TERM INVESTMENTS - 1.27%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	113,260	1,133,828	1.27%

TOTAL SHORT TERM INVESTMENTS (Cost $1,133,678)		$1,133,828
REPURCHASE AGREEMENTS - 1.59%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $1,412,000 on 07/01/2009, collateralized by $1,160,000 U.S. Treasury Bonds, 6.25% due 08/15/2023 (valued at $1,444,200, including interest)	1,412,000	1,412,000	1.59%

TOTAL REPURCHASE AGREEMENTS (Cost $1,412,000)		$1,412,000
Total Investments (Pacific Rim Trust) (Cost $100,611,365) - 101.26%		$90,169,213	101.26%
Other assets and liabilities, net - (1.26%)		(1,117,250)	(1.26%)
TOTAL NET ASSETS - 100.00%		$89,051,963	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Banking		12.47%
Financial Services		8.85%
Holdings Companies/Conglomerates		5.86%
Chemicals		5.12%
Real Estate		5.03%

Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.89%
Financial - 98.89%
AMB Property Corp., REIT	439,350	$8,264,174	3.29%
American Campus Communities, Inc., REIT	370,350	8,214,363	3.27%
Apartment Investment & Management Company, Class A, REIT	223,550	1,978,418	0.79%
Avalon Bay Communities, Inc., REIT	189,180	10,582,729	4.21%
BioMed Realty Trust, Inc., REIT	435,550	4,455,677	1.77%
Boston Properties, Inc., REIT	347,000	16,551,899	6.59%
Cogdell Spencer, Inc., REIT	325,100	1,394,679	0.55%
DCT Industrial Trust, Inc., REIT	233,700	953,496	0.38%
DiamondRock Hospitality Company, REIT	325,700	2,038,882	0.81%
Digital Realty Trust, Inc., REIT	292,229	10,476,410	4.17%
Duke Realty Corp., REIT	670,550	5,880,724	2.34%
Entertainment Properties Trust, REIT	51,694	1,064,896	0.42%
Equity Lifestyle Properties, Inc., REIT	71,878	2,672,424	1.06%
Equity Residential, REIT	435,384	9,678,586	3.85%
Essex Property Trust, Inc., REIT	88,000	5,476,240	2.18%
Government Properties Income Trust, REIT *	62,250	1,277,993	0.51%
HCP, Inc., REIT	339,500	7,194,005	2.86%
Host Hotels & Resorts, Inc., REIT	379,494	3,183,955	1.27%
Kilroy Realty Corp., REIT	264,650	5,435,911	2.16%
Kimco Realty Corp., REIT	1,099,100	11,045,955	4.40%
LaSalle Hotel Properties, REIT	266,750	3,291,695	1.31%
LTC Properties, Inc., REIT	114,370	2,338,867	0.93%
Medical Properties Trust, Inc., REIT (a)	429,100	2,604,637	1.04%
Nationwide Health Properties, Inc., REIT	381,908	9,830,312	3.91%
Post Properties, Inc., REIT	262,650	3,530,016	1.40%
ProLogis, REIT (a)	1,166,200	9,399,572	3.74%
Public Storage, Inc., REIT	312,580	20,467,737	8.14%
Regency Centers Corp., REIT	348,672	12,172,139	4.84%
Senior Housing Properties Trust, REIT	501,050	8,177,136	3.25%
Simon Property Group, Inc., REIT	580,864	29,873,835	11.89%
SL Green Realty Corp., REIT (a)	154,450	3,543,083	1.41%
Sunstone Hotel Investors, Inc., REIT	425,800	2,278,030	0.91%
The Macerich Company, REIT (a)	72,685	1,279,983	0.51%
Ventas, Inc., REIT	352,395	10,522,515	4.19%
Vornado Realty Trust, REIT	253,140	11,398,894	4.54%
		248,529,867

TOTAL COMMON STOCKS (Cost $272,570,390)		$248,529,867
SHORT TERM INVESTMENTS - 1.63%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	408,937	4,093,789	1.63%

TOTAL SHORT TERM INVESTMENTS (Cost $4,090,700)		$4,093,789
REPURCHASE AGREEMENTS - 0.27%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $671,000 on 7/1/2009, collateralized by $650,000 Federal National Mortgage Association, 5.25% due 08/01/2012 (valued at $687,375, including interest)	671,000	671,000	0.27%

TOTAL REPURCHASE AGREEMENTS (Cost $671,000)		$671,000
Total Investments (Real Estate Securities Trust) (Cost $277,332,090) - 100.79%		$253,294,656	100.79%
Other assets and liabilities, net - (0.79%)		(1,993,257)	(0.79%)
TOTAL NET ASSETS - 100.00%		$251,301,399	100.00%

The accompanying notes are an integral part of the financial statements.

Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.43%
Basic Materials - 0.67%
Monsanto Company	22,225	$1,652,207	0.67%
Communications - 28.60%
Amazon.com, Inc. *	44,390	3,713,667	1.51%
American Tower Corp., Class A *	118,205	3,727,004	1.51%
Cisco Systems, Inc. *	417,500	7,782,200	3.16%
Equinix, Inc. *	22,620	1,645,379	0.67%
Google, Inc., Class A *	17,920	7,554,893	3.07%
Juniper Networks, Inc. *	179,737	4,241,793	1.72%
McAfee, Inc. *	142,810	6,025,154	2.45%
MetroPCS Communications, Inc. *	132,800	1,767,568	0.72%
Netease.com, Inc., ADR * (a)	47,030	1,654,515	0.67%
QUALCOMM, Inc.	205,935	9,308,263	3.80%
Tencent Holdings, Ltd.	146,400	1,697,972	0.69%
Time Warner, Inc.	66,866	1,684,354	0.68%
VeriSign, Inc. *	107,700	1,990,296	0.81%
Yahoo!, Inc. *	133,740	2,094,368	0.85%
OTHER SECURITIES		15,528,748	6.29%
		70,416,174
Consumer, Cyclical - 4.01%
CVS Caremark Corp.	58,900	1,877,143	0.76%
Macrovision Solutions Corp. *	98,200	2,141,742	0.87%
Nintendo Company, Ltd.	20,100	5,531,603	2.24%
OTHER SECURITIES		334,705	0.14%
		9,885,193
Consumer, Non-cyclical - 6.34%
Accenture, Ltd., Class A	209,300	7,003,177	2.84%
OTHER SECURITIES		8,610,772	3.50%
		15,613,949
Energy - 0.76%
First Solar, Inc. *	11,505	1,865,191	0.76%
Industrial - 2.45%		6,037,424	2.45%
Investment Companies - 0.16%		403,818	0.16%
Technology - 50.44%
Altera Corp.	239,000	3,890,920	1.59%
Analog Devices, Inc.	86,420	2,141,488	0.87%
Apple, Inc. *	79,380	11,306,093	4.59%
Autodesk, Inc. *	191,300	3,630,874	1.47%
Cognizant Technology Solutions Corp., Class A *	86,160	2,300,472	0.93%
Data Domain, Inc. *	118,920	3,965,982	1.61%
Dell, Inc. *	156,430	2,147,784	0.87%
Electronic Arts, Inc. *	131,686	2,860,220	1.16%
Hewlett-Packard Company (a)	166,190	6,423,244	2.61%
Intel Corp.	119,615	1,979,628	0.81%
International Business Machines Corp.	47,635	4,974,047	2.02%
Linear Technology Corp. (a)	90,400	2,110,840	0.86%
Marvell Technology Group, Ltd. *	181,800	2,116,152	0.86%
Maxim Integrated Products, Inc.	125,900	1,975,371	0.80%
Microsoft Corp.	753,735	17,916,281	7.26%
National Semiconductor Corp.	141,600	1,777,080	0.72%
NVIDIA Corp. * (a)	136,200	1,537,698	0.62%
Omniture, Inc. *	172,000	2,160,320	0.88%
ON Semiconductor Corp. *	310,030	2,126,806	0.86%
Oracle Corp.	222,240	4,760,381	1.93%
Red Hat, Inc. *	215,900	4,346,067	1.77%
Research In Motion, Ltd. *	41,000	2,913,050	1.19%
Riverbed Technology, Inc. *	126,005	2,922,056	1.19%
Salesforce.com, Inc. * (a)	104,480	3,988,001	1.62%
Samsung Electronics Company, Ltd.	4,907	2,272,544	0.92%
Texas Instruments, Inc.	170,790	3,637,827	1.48%
Xilinx, Inc.	165,700	3,390,222	1.38%
OTHER SECURITIES		18,603,256	7.57%
		124,174,704

TOTAL COMMON STOCKS (Cost $220,539,965)		$230,048,660
SHORT TERM INVESTMENTS - 9.47%
T. Rowe Price Reserve Investment Fund, 0.3922%	7,943,919	7,943,919	3.23%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,535,721	15,373,800	6.24%

TOTAL SHORT TERM INVESTMENTS (Cost $23,308,931)		$23,317,719
REPURCHASE AGREEMENTS - 3.08%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $7,574,002 on 07/01/2009, collateralized by $7,265,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $7,728,144, including interest)	7,574,000	7,574,000	3.08%

TOTAL REPURCHASE AGREEMENTS (Cost $7,574,000)		$7,574,000
Total Investments (Science & Technology Trust) (Cost $251,422,896) - 105.98%		$260,940,379	105.98%
Other Assets and Liabilities, Net - (5.98%)		(14,733,273)	(5.98%)
TOTAL NET ASSETS - 100.00%		$246,207,106	100.00%

Small Cap Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 1.69%
Investment Companies - 1.69%
iShares Russell 2000 Growth Index Fund (a)	86,100	$4,881,009	1.69%

TOTAL INVESTMENT COMPANIES (Cost $4,874,371)		$4,881,009
COMMON STOCKS - 95.96%
Basic Materials - 0.57%		1,651,594	0.57%
Communications - 10.64%
Atheros Communications, Inc. * (a)	150,190	2,889,656	1.00%
Constant Contact, Inc. *	177,810	3,527,750	1.22%
Equinix, Inc. *	64,760	4,710,642	1.63%
NeuStar, Inc., Class A *	131,340	2,910,494	1.01%
NICE Systems, Ltd., ADR *	116,580	2,689,501	0.93%
Polycom, Inc. *	219,990	4,459,198	1.55%
RF Micro Devices, Inc. *	1,012,900	3,808,504	1.32%
Starent Networks Corp. *	112,400	2,743,684	0.95%
Vocus, Inc. *	151,000	2,983,760	1.03%
		30,723,189

The accompanying notes are an integral part of the financial statements.

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Cyclical - 17.48%
Advance Auto Parts, Inc.	77,340	$3,208,837	1.11%
BJ’s Wholesale Club, Inc. * (a)	116,500	3,754,795	1.30%
Copa Holdings SA, Class A	62,850	2,565,537	0.89%
Gymboree Corp. *	69,732	2,474,091	0.86%
Hanesbrands, Inc. *	362,550	5,441,877	1.88%
Life Time Fitness, Inc. * (a)	150,368	3,008,864	1.04%
Marvel Entertainment, Inc. *	91,270	3,248,299	1.13%
RC2 Corp. *	189,200	2,503,116	0.87%
Warnaco Group, Inc. *	83,200	2,695,680	0.92%
OTHER SECURITIES		21,569,327	7.48%
		50,470,423
Consumer, Non-cyclical - 32.94%
Corinthian Colleges, Inc. *	325,150	5,504,790	1.91%
Corrections Corp. of America *	175,540	2,982,425	1.03%
Cougar Biotechnology, Inc. *	69,901	3,002,947	1.04%
Health Net, Inc. *	193,030	3,001,617	1.04%
Healthsouth Corp. * (a)	306,855	4,430,985	1.53%
Herbalife, Ltd.	135,200	4,264,207	1.48%
ICON PLC, SADR *	180,450	3,894,111	1.35%
Inverness Medical Innovations, Inc. *	132,340	4,708,656	1.64%
Jarden Corp. *	287,510	5,390,813	1.87%
Parexel International Corp. *	217,590	3,128,944	1.08%
The Scotts Company, Class A	91,380	3,202,869	1.11%
VistaPrint, Ltd. *	98,910	4,218,512	1.46%
Volcano Corp. *	261,970	3,662,341	1.27%
Wright Express Corp. *	131,310	3,344,466	1.16%
Zoll Medical Corp. *	131,210	2,537,601	0.88%
OTHER SECURITIES		37,798,514	13.09%
		95,073,798
Energy - 2.91%		8,395,615	2.91%
Financial - 4.74%
Signature Bank *	96,407	2,614,558	0.90%
OTHER SECURITIES		11,063,456	3.84%
		13,678,014
Industrial - 14.44%
BE Aerospace, Inc. *	214,700	3,083,092	1.07%
Lennox International, Inc.	82,673	2,654,631	0.92%
Pentair, Inc.	108,505	2,779,898	0.96%
Plexus Corp. *	131,260	2,685,580	0.93%
Regal-Beloit Corp. (a)	87,690	3,483,047	1.21%
Teledyne Technologies, Inc. *	121,742	3,987,050	1.38%
OTHER SECURITIES		23,015,321	7.97%
		41,688,619
Technology - 12.24%
Allscripts Healthcare Solution, Inc. *	227,300	3,604,978	1.25%
ArcSight, Inc. *	221,700	3,939,609	1.36%
ON Semiconductor Corp. *	579,630	3,976,262	1.37%
Red Hat, Inc. *	140,960	2,837,525	0.98%
Riverbed Technology, Inc. *	107,600	2,495,244	0.86%
Seagate Technology	486,370	5,087,430	1.76%
Solera Holdings, Inc. *	196,210	4,983,734	1.73%
OTHER SECURITIES		8,407,477	2.93%
		35,332,259

TOTAL COMMON STOCKS (Cost $257,146,642)		$277,013,511
SHORT TERM INVESTMENTS - 14.29%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	4,120,693	$41,251,432	14.29%

TOTAL SHORT TERM INVESTMENTS (Cost $41,228,503)		$41,251,432
REPURCHASE AGREEMENTS - 2.49%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.090% to be repurchased at $7,200,018 on 07/01/2009, collateralized by $8,637,363 Federal National Mortgage Association, 4.50% due 06/01/2023 (valued at $7,344,000, including interest)	7,200,000	7,200,000	2.49%

TOTAL REPURCHASE AGREEMENTS (Cost $7,200,000)		$7,200,000
Total Investments (Small Cap Growth Trust) (Cost $310,449,516) - 114.43%		$330,345,952	114.43%
Other assets and liabilities, net - (14.43%)		(41,665,241)	(14.43%)
TOTAL NET ASSETS - 100.00%		$288,680,711	100.00%

Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.70%
Basic Materials - 4.38%
Compass Minerals International, Inc.	11,496	$631,245	0.55%
OTHER SECURITIES		4,457,969	3.83%
		5,089,214
Communications - 8.93%
Ariba, Inc. *	103,471	1,018,155	0.88%
Arris Group, Inc. *	79,626	968,252	0.84%
Cincinnati Bell, Inc. *	233,570	663,339	0.57%
Comtech Telecommunications Corp. *	19,398	618,408	0.54%
Cybersource Corp. *	54,186	829,045	0.72%
World Wrestling Entertainment, Inc., Class A	52,382	657,917	0.58%
OTHER SECURITIES		5,612,490	4.80%
		10,367,606
Consumer, Cyclical - 17.28%
Beacon Roofing Supply, Inc. *	47,145	681,717	0.58%
Brinker International, Inc. (a)	38,326	652,691	0.55%
Carter’s, Inc. *	28,866	710,391	0.62%
Citi Trends, Inc. *	23,797	615,866	0.52%
Collective Brands, Inc. *	53,659	781,812	0.66%
DineEquity, Inc. (a)	23,911	745,784	0.64%
J. Crew Group, Inc. *	24,706	667,556	0.56%
Owens & Minor, Inc.	15,368	673,426	0.58%
Phillips-Van Heusen Corp.	29,995	860,556	0.74%
OTHER SECURITIES		13,691,981	11.83%
		20,081,780
Consumer, Non-cyclical - 14.66%
ABM Industries, Inc.	46,580	841,700	0.73%

The accompanying notes are an integral part of the financial statements.

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Alberto-Culver Company	25,174	$640,175	0.56%
Euronet Worldwide, Inc. *	38,898	754,232	0.66%
Haemonetics Corp. *	12,130	691,410	0.61%
Invacare Corp. (a)	35,230	621,810	0.53%
Quidel Corp. *	53,102	773,165	0.67%
Universal Health Services, Inc., Class B	13,908	679,405	0.59%
Vivus, Inc. *	138,352	841,181	0.73%
Wright Express Corp. *	28,316	721,209	0.62%
OTHER SECURITIES		10,460,019	8.96%
		17,024,306
Diversified - 0.01%		10,222	0.01%
Energy - 7.22%
Complete Production Services, Inc. *	97,961	623,031	0.54%
NATCO Group, Inc. *	22,182	730,232	0.63%
Oceaneering International, Inc. *	17,063	771,247	0.66%
OTHER SECURITIES		6,260,966	5.39%
		8,385,476
Financial - 17.06%
Community Trust Bancorp, Inc.	23,597	631,219	0.55%
Hanover Insurance Group, Inc.	16,608	632,931	0.55%
KBW, Inc. *	29,478	847,786	0.72%
Texas Capital Bancshares, Inc. *	43,243	668,968	0.58%
OTHER SECURITIES		17,035,327	14.66%
		19,816,231
Industrial - 16.71%
AAR Corp. *	42,563	683,137	0.59%
AptarGroup, Inc.	18,755	633,356	0.54%
Cymer, Inc. *	22,167	659,025	0.57%
Dionex Corp. *	10,510	641,426	0.55%
Landstar Systems, Inc.	18,771	674,067	0.58%
MYR Group, Inc. *	32,602	659,213	0.57%
Northwest Pipe Company * (a)	18,755	651,924	0.56%
Old Dominion Freight Lines, Inc. *	24,223	813,166	0.70%
Valmont Industries, Inc.	11,136	802,684	0.68%
OTHER SECURITIES		13,185,845	11.37%
		19,403,843
Investment Companies - 0.00%		0	0.00%
Technology - 10.13%
CACI International, Inc., Class A *	19,857	848,092	0.72%
Omnicell, Inc. *	63,688	684,646	0.59%
ON Semiconductor Corp. *	95,348	654,087	0.57%
Open Text Corp. * (a)	24,610	896,296	0.77%
Power Integrations, Inc.	27,805	661,481	0.58%
Semtech Corp. *	63,739	1,014,086	0.88%
Synaptics, Inc. * (a)	23,834	921,183	0.78%
OTHER SECURITIES		6,086,448	5.24%
		11,766,319
Utilities - 2.32%
UGI Corp.	24,360	620,936	0.53%
OTHER SECURITIES		2,072,142	1.79%
		2,693,078

TOTAL COMMON STOCKS (Cost $122,437,213)		$114,638,075
SHORT TERM INVESTMENTS - 5.46%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	633,349	$6,340,326	5.46%

TOTAL SHORT TERM INVESTMENTS (Cost $6,336,736)		$6,340,326
Total Investments (Small Cap Opportunities Trust) (Cost $128,773,949) - 104.16%		$120,978,401	104.16%
Other assets and liabilities, net - (4.16%)		(4,826,527)	(4.16%)
TOTAL NET ASSETS - 100.00%		$116,151,874	100.00%

Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.77%
Basic Materials - 2.45%
Deltic Timber Corp.	129,300	$4,586,271	1.23%
Zep, Inc.	378,550	4,561,528	1.22%
		9,147,799
Communications - 1.71%
Websense, Inc. *	358,000	6,386,720	1.71%
Consumer, Cyclical - 15.65%
Casey’s General Stores, Inc.	159,000	4,084,710	1.09%
Cato Corp., Class A	508,746	8,872,530	2.39%
CEC Entertainment, Inc. *	131,150	3,866,302	1.04%
Choice Hotels International, Inc.	199,800	5,316,678	1.42%
Sonic Corp. *	417,800	4,190,534	1.12%
Stage Stores, Inc.	690,649	7,666,204	2.05%
Unifirst Corp.	114,400	4,252,248	1.14%
United Stationers, Inc. *	212,694	7,418,767	1.99%
OTHER SECURITIES		12,780,744	3.41%
		58,448,717
Consumer, Non-cyclical - 17.38%
AmSurg Corp. *	246,030	5,274,883	1.41%
Arbitron, Inc.	354,700	5,636,183	1.51%
Centene Corp. *	267,200	5,338,656	1.43%
Charles River Laboratories International, Inc. *	212,500	7,171,875	1.92%
Helen of Troy, Ltd. *	267,500	4,491,325	1.20%
Herbalife, Ltd.	264,400	8,339,176	2.23%
ICU Medical, Inc. *	87,700	3,608,855	0.97%
Lance, Inc.	287,200	6,642,936	1.78%
MAXIMUS, Inc. (a)	199,500	8,229,375	2.20%
OTHER SECURITIES		10,145,549	2.73%
		64,878,813
Energy - 4.67%
Penn Virginia Corp.	251,600	4,118,692	1.10%
SEACOR Holdings, Inc. *	51,244	3,855,599	1.03%
Whiting Petroleum Corp. *	130,350	4,583,106	1.23%
OTHER SECURITIES		4,878,727	1.31%
		17,436,124

The accompanying notes are an integral part of the financial statements.

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial - 22.11%
Ares Capital Corp.	624,266	$5,031,584	1.35%
Delphi Financial Group, Inc.	408,350	7,934,240	2.12%
IPC Holdings, Ltd.	145,300	3,972,502	1.06%
Platinum Underwriters Holdings, Ltd.	221,509	6,332,941	1.69%
Realty Income Corp., REIT (a)	288,100	6,315,152	1.70%
Reinsurance Group of America, Inc.	133,700	4,667,467	1.25%
Universal American Financial Corp. *	551,400	4,808,208	1.29%
Webster Financial Corp. (a)	492,900	3,967,845	1.07%
OTHER SECURITIES		39,507,667	10.58%
		82,537,606
Industrial - 21.20%
Acuity Brands, Inc. (a)	137,900	3,868,095	1.04%
Albany International Corp., Class A	399,934	4,551,249	1.22%
AptarGroup, Inc.	158,738	5,360,582	1.43%
Belden, Inc.	510,549	8,526,168	2.27%
Carlisle Companies, Inc.	495,100	11,902,205	3.18%
GATX Corp. (a)	278,000	7,150,160	1.92%
Genesee & Wyoming, Inc., Class A *	199,625	5,292,059	1.42%
Kirby Corp. *	139,500	4,434,705	1.19%
Matthews International Corp., Class A	149,200	4,643,104	1.24%
Mueller Industries, Inc.	303,810	6,319,248	1.70%
Zebra Technologies Corp., Class A *	226,600	5,361,356	1.44%
OTHER SECURITIES		11,760,803	3.15%
		79,169,734
Technology - 5.04%
Diebold, Inc.	261,500	6,893,140	1.84%
Electronics for Imaging, Inc. *	392,200	4,180,852	1.12%
OTHER SECURITIES		7,735,143	2.08%
		18,809,135
Utilities - 6.56%
Atmos Energy Corp.	166,500	4,169,160	1.11%
Unisource Energy Corp.	224,600	5,960,884	1.60%
Westar Energy, Inc.	266,200	4,996,574	1.34%
WGL Holdings, Inc.	128,500	4,114,570	1.10%
OTHER SECURITIES		5,247,374	1.41%
		24,488,562

TOTAL COMMON STOCKS (Cost $406,315,608)		$361,303,210
SHORT TERM INVESTMENTS - 7.82%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	2,916,033	29,191,820	7.82%

TOTAL SHORT TERM INVESTMENTS (Cost $29,173,416)		$29,191,820
REPURCHASE AGREEMENTS - 3.06%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $11,440,003 on 07/01/2009, collateralized by $10,970,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $11,669,338, including interest)	11,440,000	11,440,000	3.06%

TOTAL REPURCHASE AGREEMENTS (Cost $11,440,000)		$11,440,000
Total Investments (Small Cap Value Trust) (Cost $446,929,024) - 107.65%		$401,935,030	107.65%
Other assets and liabilities, net - (7.65%)		$(28,565,626)	(7.65%)
TOTAL NET ASSETS - 100.00%		$373,369,404	100.00%

Small Company Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.84%
Basic Materials - 0.46%		$357,224	0.46%
Communications - 8.05%
NeuStar, Inc., Class A *	32,679	724,167	0.93%
NICE Systems, Ltd., ADR *	28,723	662,640	0.85%
Polycom, Inc. *	38,175	773,807	1.00%
SBA Communications Corp. * (a)	29,872	733,059	0.94%
Starent Networks Corp. * (a)	47,645	1,163,013	1.50%
OTHER SECURITIES		2,198,435	2.83%
		6,255,121
Consumer, Cyclical - 14.02%
Brinker International, Inc.	41,497	706,694	0.91%
Jack in the Box, Inc. *	36,914	828,719	1.07%
Marvel Entertainment, Inc. *	30,805	1,096,350	1.41%
P.F. Chang’s China Bistro, Inc. * (a)	27,880	893,833	1.14%
Tech Data Corp. *	27,198	889,647	1.15%
Warnaco Group, Inc. *	26,492	858,340	1.10%
OTHER SECURITIES		5,620,027	7.24%
		10,893,610
Consumer, Non-cyclical - 26.03%
Acorda Therapeutics, Inc. *	24,081	678,843	0.87%
AMAG Pharmaceuticals, Inc. *	14,424	788,561	1.02%
Chemed Corp.	19,569	772,584	1.00%
Church & Dwight, Inc.	15,316	831,812	1.07%
CoStar Group, Inc. *	25,650	1,022,667	1.31%
Informatica Corp. *	49,063	843,393	1.09%
LifePoint Hospitals, Inc. * (a)	28,126	738,308	0.95%
Meridian Bioscience, Inc.	31,303	706,822	0.91%
Nuvasive, Inc. * (a)	17,763	792,230	1.02%
Ralcorp Holdings, Inc. *	15,870	966,800	1.24%
Techne Corp.	10,982	700,761	0.90%
Tetra Tech, Inc. *	33,109	948,573	1.21%
United Therapeutics Corp. *	9,023	751,887	0.97%
VCA Antech, Inc. *	28,875	770,962	0.99%
OTHER SECURITIES		8,914,739	11.48%
		20,228,942
Energy - 4.64%
Arena Resources, Inc. *	29,483	939,033	1.21%
Dril-Quip, Inc. *	22,528	858,317	1.10%
OTHER SECURITIES		1,805,404	2.33%
		3,602,754

The accompanying notes are an integral part of the financial statements.

Small Company Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial - 8.81%
Greenhill & Company, Inc. (a)	15,172	$1,095,570	1.41%
ProAssurance Corp. *	15,062	696,015	0.90%
Stifel Financial Corp. *	16,822	808,970	1.04%
OTHER SECURITIES		4,240,203	5.46%
		6,840,758
Industrial - 15.03%
General Cable Corp. *	22,711	853,479	1.10%
Greif, Inc., Class A	16,654	736,440	0.95%
Knight Transportation, Inc. (a)	56,144	929,183	1.19%
Regal-Beloit Corp. (a)	19,321	767,430	0.99%
TransDigm Group, Inc. *	26,406	955,897	1.23%
Varian, Inc. * (a)	25,462	1,003,968	1.29%
OTHER SECURITIES		6,426,994	8.28%
		11,673,391
Technology - 17.94%
Aspen Technology, Inc. *	79,539	678,468	0.87%
Cogent, Inc. *	67,875	728,298	0.94%
Eclipsys Corp. *	49,771	884,928	1.14%
Hittite Microwave Corp. *	21,565	749,384	0.96%
Monolithic Power Systems, Inc. *	36,414	816,037	1.05%
Power Integrations, Inc.	28,237	671,758	0.86%
Quality Systems, Inc. (a)	24,676	1,405,546	1.82%
Silicon Laboratories, Inc. *	20,473	776,746	1.00%
Syntel, Inc. (a)	23,592	741,733	0.95%
Varian Semiconductor Equipment Associates, Inc. * (a)	32,148	771,231	0.99%
OTHER SECURITIES		5,710,302	7.36%
		13,934,431
Utilities - 1.86%
ITC Holdings Corp.	16,075	729,162	0.94%
Pike Electric Corp. *	59,329	714,914	0.92%
		1,444,076

TOTAL COMMON STOCKS (Cost $81,933,704)		$75,230,307
SHORT TERM INVESTMENTS - 16.72%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,297,331	12,987,324	16.72%

TOTAL SHORT TERM INVESTMENTS (Cost $12,977,756)		$12,987,324
REPURCHASE AGREEMENTS - 3.14%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $2,441,001 on 07/01/2009, collateralized by $2,330,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $2,493,100, including interest)	2,441,000	2,441,000	3.14%

TOTAL REPURCHASE AGREEMENTS (Cost $2,441,000)		$2,441,000
Total Investments (Small Company Growth Trust) (Cost $97,352,460) - 116.70%		$90,658,631	116.70%
Other assets and liabilities, net - (16.70%)		(12,970,250)	(16.70%)
TOTAL NET ASSETS - 100.00%		$77,688,381	100.00%

Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.79%
Basic Materials - 8.39%
Airgas, Inc.	112,000	$4,539,360	1.35%
Arch Chemicals, Inc.	118,400	2,911,456	0.86%
Deltic Timber Corp.	74,000	2,624,780	0.78%
Potlatch Corp.	106,500	2,586,885	0.76%
OTHER SECURITIES		15,606,819	4.64%
		28,269,300
Communications - 2.85%
Premiere Global Services, Inc. *	288,000	3,121,920	0.92%
Websense, Inc. *	146,775	2,618,466	0.78%
OTHER SECURITIES		3,861,854	1.15%
		9,602,240
Consumer, Cyclical - 12.91%
Beacon Roofing Supply, Inc. *	361,200	5,222,952	1.55%
Meritage Homes Corp. *	152,000	2,866,720	0.85%
Orient Express Hotels, Ltd., Class A	298,600	2,535,114	0.76%
Owens & Minor, Inc.	174,000	7,624,680	2.26%
The Men’s Wearhouse, Inc. (a)	134,000	2,570,120	0.76%
OTHER SECURITIES		22,683,055	6.73%
		43,502,641
Consumer, Non-cyclical - 14.87%
Aaron, Inc., Class B	270,500	8,066,310	2.39%
Corinthian Colleges, Inc. *	154,000	2,607,220	0.77%
FTI Consulting, Inc. *	95,000	4,818,399	1.44%
Landauer, Inc.	43,250	2,652,955	0.79%
McGrath Rentcorp	195,000	3,716,700	1.10%
MPS Group, Inc. *	393,600	3,007,104	0.89%
National Healthcare Corp.	76,000	2,883,440	0.86%
Navigant Consulting Company *	222,000	2,868,240	0.85%
West Pharmaceutical Services, Inc.	104,000	3,624,400	1.07%
OTHER SECURITIES		15,864,841	4.71%
		50,109,609
Energy - 4.48%
Penn Virginia Corp.	187,000	3,061,190	0.91%
Whiting Petroleum Corp. *	84,300	2,963,988	0.88%
OTHER SECURITIES		9,081,246	2.69%
		15,106,424
Financial - 18.07%
Ares Capital Corp.	319,000	2,571,140	0.76%
Glacier Bancorp, Inc. (a)	175,159	2,587,098	0.77%
Hatteras Financial Corp., REIT (a)	102,400	2,927,616	0.88%
Kilroy Realty Corp., REIT	150,000	3,081,000	0.92%
Max Capital Group, Ltd.	161,100	2,973,906	0.88%
ProAssurance Corp. *	143,000	6,608,030	1.97%
Stifel Financial Corp. *	72,000	3,462,480	1.02%
SVB Financial Group * (a)	131,000	3,565,821	1.05%
OTHER SECURITIES		33,074,380	9.82%
		60,851,471
Industrial - 23.69%
Ameron International Corp.	53,000	3,553,120	1.06%
AptarGroup, Inc.	161,300	5,447,100	1.62%
Genesee & Wyoming, Inc., Class A *	160,300	4,249,553	1.26%
IDEX Corp.	154,350	3,792,380	1.12%
Insituform Technologies, Inc., Class A *	190,000	3,224,300	0.96%
Kirby Corp. *	159,606	5,073,875	1.50%

The accompanying notes are an integral part of the financial statements.

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrial (continued)
Landstar Systems, Inc.	214,000	$7,684,740	2.28%
Matthews International Corp., Class A	142,000	4,419,040	1.32%
Nordson Corp.	109,400	4,229,404	1.26%
Sims Group, Ltd.	200,000	4,124,000	1.23%
Universal Forest Products, Inc. (a)	87,100	2,882,139	0.86%
Waste Connections, Inc. *	128,000	3,316,480	0.98%
Woodward Governor Company	197,000	3,900,600	1.16%
OTHER SECURITIES		23,876,062	7.08%
		79,772,793
Technology - 7.62%
Palm, Inc. * (a)	213,200	3,532,724	1.05%
Progress Software Corp. *	162,000	3,429,540	1.02%
SPSS, Inc. *	118,000	3,937,660	1.17%
SYNNEX Corp. * (a)	112,300	2,806,377	0.83%
OTHER SECURITIES		11,975,339	3.55%
		25,681,640
Utilities - 3.91%
Cleco Corp.	149,000	3,340,580	0.99%
OTHER SECURITIES		9,839,873	2.92%
		13,180,453

TOTAL COMMON STOCKS (Cost $388,801,402)		$326,076,571
PREFERRED STOCKS - 1.36%
Energy - 0.39%
Whiting Petroleum Corp., 6.25% *	13,400	1,321,776	0.39%
Financial - 0.97%		3,249,852	0.97%

TOTAL PREFERRED STOCKS (Cost $5,831,526)		$4,571,628
INVESTMENT COMPANY - 0.69%
Investment Companies - 0.69%		2,326,500	0.69%

TOTAL INVESTMENT COMPANY (Cost $2,249,198)		$2,326,500
SHORT TERM INVESTMENTS - 9.03%
T. Rowe Price Reserve Investment Fund, 0.3922%	3,107,420	3,107,420	0.92%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	2,727,891	27,308,375	8.11%

TOTAL SHORT TERM INVESTMENTS (Cost $30,403,239)		$30,415,795
REPURCHASE AGREEMENTS - 0.19%

TOTAL REPURCHASE AGREEMENTS (Cost $648,000)		$648,000
Total Investments (Small Company Value Trust) (Cost $427,933,365) - 108.06%		364,038,494	108.06%
Other assets and liabilities, net - (8.06%)		(27,147,776)	(8.06%)
TOTAL NET ASSETS - 100.00%		$336,890,718	100.00%

Smaller Company Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.12%
Basic Materials - 2.29%
Albemarle Corp.	35,500	$907,735	0.93%
OTHER SECURITIES		1,333,854	1.36%
		2,241,589
Communications - 17.31%
Amdocs, Ltd. *	44,900	963,106	0.98%
American Tower Corp., Class A *	36,800	1,160,305	1.18%
CommScope, Inc. *	39,515	1,037,665	1.06%
Cybersource Corp. *	23,654	361,908	0.38%
Equinix, Inc. *	21,500	1,563,910	1.59%
GeoEye, Inc. * (a)	14,662	345,437	0.36%
Mastec, Inc. *	123,720	1,449,999	1.49%
MetroPCS Communications, Inc. *	80,300	1,068,792	1.10%
NII Holdings, Inc. *	47,400	903,918	0.93%
Premiere Global Services, Inc. *	111,777	1,211,664	1.25%
OTHER SECURITIES		6,908,115	6.99%
		16,974,819
Consumer, Cyclical - 14.77%
Chico’s FAS, Inc. *	97,875	952,325	0.98%
Kohl’s Corp. *	28,700	1,226,924	1.25%
Navistar International Corp. *	35,000	1,526,000	1.56%
Tractor Supply Company *	26,275	1,085,683	1.10%
Watsco, Inc.	29,000	1,418,969	1.45%
OTHER SECURITIES		8,271,518	8.43%
		14,481,419
Consumer, Non-cyclical - 24.61%
American Medical Systems Holdings, Inc. *	24,444	386,215	0.40%
Bruker BioSciences Corp. *	36,991	342,536	0.35%
C.R. Bard, Inc.	10,300	766,835	0.78%
Career Education Corp. *	14,363	357,496	0.36%
Illumina, Inc. * (a)	31,500	1,226,609	1.24%
Jarden Corp. *	18,540	347,625	0.35%
Omnicare, Inc.	35,000	901,599	0.93%
St. Jude Medical, Inc. *	19,600	805,561	0.82%
Synovis Life Technologies, Inc. *	17,691	367,442	0.38%
The Cooper Companies, Inc.	37,700	932,322	0.95%
United Therapeutics Corp. *	14,286	1,190,452	1.21%
VCA Antech, Inc. *	26,030	695,000	0.72%
Wright Medical Group, Inc. *	42,695	694,221	0.70%
OTHER SECURITIES		15,124,884	15.42%
		24,138,797
Energy - 5.69%
Arena Resources, Inc. *	38,001	1,210,331	1.23%
Dril-Quip, Inc. *	33,028	1,258,367	1.28%
OTHER SECURITIES		3,106,180	3.18%
		5,574,878
Financial - 6.72%
Annaly Capital Management, Inc., REIT	72,400	1,096,135	1.11%
Everest Re Group, Ltd.	12,400	887,467	0.90%
Raymond James Financial, Inc. (a)	45,400	781,333	0.79%
Stifel Financial Corp. *	7,378	354,807	0.35%
W.R. Berkley Corp.	21,700	465,899	0.48%
OTHER SECURITIES		3,004,289	3.09%
		6,589,930

The accompanying notes are an integral part of the financial statements.

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Government - 0.02%		$15,785	0.02%
Industrial - 14.63%
A.O. Smith Corp.	24,500	797,964	0.81%
Chicago Bridge & Iron Company N.V.	58,000	719,200	0.73%
Crown Holdings, Inc. *	73,300	1,769,461	1.81%
Cymer, Inc. *	14,353	426,715	0.43%
General Cable Corp. *	10,154	381,586	0.39%
McDermott International, Inc. *	51,600	1,047,996	1.07%
Pall Corp.	26,000	690,560	0.71%
Waste Connections, Inc. *	38,032	985,409	1.01%
OTHER SECURITIES		7,523,586	7.67%
		14,342,477
Investment Companies - 0.00%		0	0.00%
Technology - 10.70%
ATMI, Inc. *	29,102	451,955	0.47%
Commvault Systems, Inc. *	47,450	786,722	0.80%
PMC-Sierra, Inc. *	46,303	368,572	0.39%
Solera Holdings, Inc. *	14,487	367,969	0.38%
OTHER SECURITIES		8,517,812	8.66%
		10,493,030
Utilities - 0.38%		375,712	0.38%

TOTAL COMMON STOCKS (Cost $83,346,121)		$95,228,436
SHORT TERM INVESTMENTS - 4.34%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	424,605	4,250,637	4.34%

TOTAL SHORT TERM INVESTMENTS (Cost $4,248,450)		$4,250,637
REPURCHASE AGREEMENTS - 2.55%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $2,501,001 on 07/01/2009, collateralized by $215,000 U.S. Treasury Bills, 0.00% due 12/24/2009 (valued at $214,635, including interest) and $2,220,000 Federal National Mortgage Association, 5.25% due 08/01/2012 (valued at $2,347,650, including interest)	2,501,000	2,501,000	2.55%

TOTAL REPURCHASE AGREEMENTS (Cost $2,501,000)		$2,501,000
Total Investments (Smaller Company Growth Trust) (Cost $90,095,571) - 104.01%		$101,980,073	104.01%
Other assets and liabilities, net - (4.01%)		(3,929,124)	(4.01%)
TOTAL NET ASSETS - 100.00%		$98,050,949	100.00%

U.S. Multi Sector Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.30%
Basic Materials - 1.77%
Eli Lilly & Company	311,100	$10,776,504	1.41%
OTHER SECURITIES		2,808,267	0.36%
		13,584,771
Communications - 11.23%
AT&T, Inc.	276,805	6,875,836	0.89%
Cisco Systems, Inc. *	1,141,000	21,268,240	2.77%
Comcast Corp., Class A	147,700	2,140,174	0.28%
eBay, Inc. *	152,400	2,610,612	0.34%
Google, Inc., Class A *	31,460	13,263,221	1.72%
QUALCOMM, Inc.	608,800	27,517,760	3.57%
Verizon Communications, Inc.	260,600	8,008,238	1.04%
OTHER SECURITIES		4,642,539	0.62%
		86,326,620
Consumer, Cyclical - 11.02%
Coach, Inc.	89,200	2,397,696	0.31%
Home Depot, Inc.	327,500	7,738,825	1.01%
Lowe’s Companies, Inc.	136,100	2,641,701	0.34%
McDonald’s Corp.	98,600	5,668,514	0.74%
Walgreen Company	348,700	10,251,780	1.33%
Wal-Mart Stores, Inc.	867,200	42,007,167	5.46%
OTHER SECURITIES		14,017,727	1.83%
		84,723,410
Consumer, Non-cyclical - 42.21%
Abbott Laboratories	286,600	13,481,664	1.75%
Altria Group, Inc.	449,100	7,360,749	0.96%
Amgen, Inc. *	446,300	23,627,122	3.07%
Apollo Group, Inc., Class A *	65,300	4,644,136	0.60%
Bristol-Myers Squibb Company	253,800	5,154,678	0.67%
Colgate-Palmolive Company	137,600	9,733,824	1.27%
Forest Laboratories, Inc. *	117,900	2,960,469	0.39%
General Mills, Inc.	59,000	3,305,180	0.43%
Gilead Sciences, Inc. *	64,000	2,997,760	0.39%
Johnson & Johnson	654,000	37,147,200	4.83%
Kimberly-Clark Corp.	79,400	4,162,942	0.54%
Medtronic, Inc.	178,700	6,234,843	0.81%
Merck & Company, Inc.	377,300	10,549,308	1.37%
PepsiCo, Inc.	377,300	20,736,408	2.69%
Pfizer, Inc.	2,853,000	42,795,001	5.57%
Philip Morris International, Inc.	418,000	18,233,160	2.37%
Procter & Gamble Company	343,700	17,563,070	2.29%
The Coca-Cola Company	588,800	28,256,512	3.66%
UnitedHealth Group, Inc.	621,500	15,525,070	2.02%
WellPoint, Inc. *	121,900	6,203,491	0.81%
Wyeth	252,700	11,470,053	1.49%
Zimmer Holdings, Inc. *	69,500	2,960,700	0.39%
OTHER SECURITIES		29,537,934	3.84%
		324,641,274
Energy - 11.08%
Chevron Corp.	441,600	29,256,000	3.80%
ConocoPhillips Company	127,700	5,371,062	0.69%
Exxon Mobil Corp.	627,700	43,882,507	5.72%
OTHER SECURITIES		6,679,633	0.87%
		85,189,202
Financial - 2.56%
The Travelers Companies, Inc.	73,900	3,032,856	0.39%
Wells Fargo & Company	131,700	3,195,042	0.41%

The accompanying notes are an integral part of the financial statements.

U.S. Multi Sector Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
OTHER SECURITIES		$13,472,700	1.76%
		19,700,598
Industrial - 3.03%
3M Company	94,500	5,679,449	0.73%
General Dynamics Corp.	50,200	2,780,578	0.36%
United Parcel Service, Inc., Class B	40,600	2,029,594	0.26%
United Technologies Corp.	56,000	2,909,760	0.37%
OTHER SECURITIES		9,936,744	1.31%
		23,336,125
Technology - 13.07%
International Business Machines Corp.	101,630	10,612,205	1.39%
Microsoft Corp.	1,843,200	43,812,864	5.70%
Oracle Corp.	1,720,200	36,846,684	4.79%
OTHER SECURITIES		9,210,525	1.19%
		100,482,278
Utilities - 0.33%		2,517,223	0.33%

TOTAL COMMON STOCKS (Cost $787,634,374)		$740,501,501
SHORT TERM INVESTMENTS - 0.39%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	296,194	2,965,140	0.39%

TOTAL SHORT TERM INVESTMENTS (Cost $2,963,201)		$2,965,140
REPURCHASE AGREEMENTS - 3.36%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $25,802,007 on 07/01/2009, collateralized by $25,645,000 Federal National Mortgage Association, 5.625% due 09/18/2017 (valued at $26,318,181, including interest)	25,802,000	25,802,000	3.36%

TOTAL REPURCHASE AGREEMENTS (Cost $25,802,000)		$25,802,000
Total Investments (U.S. Multi Sector Trust) (Cost $816,399,575) - 100.05%		$769,268,641	100.05%
Other assets and liabilities, net - (0.05%)		(356,043)	(0.05%)
TOTAL NET ASSETS - 100.00%		$768,912,598	100.00%

Utilities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 91.63%
Communications - 29.23%
America Movil SAB de CV, Series L, ADR	51,580	$1,997,178	1.43%
AT&T, Inc.	135,010	3,353,648	2.40%
Cellcom Israel, Ltd.	151,830	4,034,122	2.88%
Comcast Corp., Class A	178,400	2,515,440	1.80%
Koninklijke KPN NV	173,090	2,384,453	1.71%
MetroPCS Communications, Inc. *	97,400	1,296,394	0.93%
Mobile Telesystems, SADR	34,210	1,263,375	0.90%
MTN Group, Ltd.	82,860	1,273,163	0.91%
NII Holdings, Inc. *	54,770	1,044,464	0.75%
Rogers Communications, Inc., Class B	121,550	3,124,571	2.24%
Telefonica SA	131,670	2,985,616	2.14%
Time Warner Cable, Inc. *	64,400	2,039,548	1.46%
Virgin Media, Inc.	301,900	2,822,765	2.02%
Vivo Participacoes SA	74,375	1,408,663	1.01%
Vodafone Group PLC	1,586,360	3,066,390	2.20%
Windstream Corp.	264,088	2,207,776	1.58%
OTHER SECURITIES		4,017,084	2.87%
		40,834,650
Energy - 15.99%
CMS Energy Corp. (a)	354,600	4,283,568	3.07%
El Paso Corp.	265,680	2,452,226	1.76%
Entergy Corp.	17,700	1,372,104	0.98%
EQT Corp.	145,460	5,078,009	3.63%
Questar Corp.	134,951	4,191,578	2.99%
Spectra Energy Corp.	101,450	1,716,534	1.23%
Williams Companies, Inc.	139,451	2,176,830	1.56%
OTHER SECURITIES		1,070,913	0.77%
		22,341,762
Utilities - 46.41%
AES Corp. *	527,850	6,128,338	4.39%
Allegheny Energy, Inc.	133,730	3,430,175	2.46%
American Electric Power Company, Inc.	111,750	3,228,458	2.31%
CEZ AS (a)	73,981	3,359,758	2.41%
Constellation Energy Group, Inc.	72,771	1,934,253	1.38%
DPL, Inc.	99,630	2,308,427	1.65%
E.ON AG	139,317	4,944,965	3.54%
Enagas	63,591	1,251,696	0.90%
FirstEnergy Corp.	29,500	1,143,125	0.82%
FPL Group, Inc.	24,100	1,370,326	0.98%
GDF Suez (a)	48,492	1,811,551	1.30%
NiSource, Inc.	83,900	978,274	0.70%
Northeast Utilities	86,370	1,926,915	1.38%
NRG Energy, Inc. *	262,652	6,818,445	4.88%
PPL Corp.	147,000	4,845,120	3.47%
Progress Energy, Inc.	51,190	1,936,518	1.39%
Public Service Enterprise Group, Inc.	112,190	3,660,760	2.62%
Red Electrica De Espana	62,480	2,826,841	2.02%
Sempra Energy	78,060	3,874,118	2.77%
Westar Energy, Inc.	50,400	946,008	0.68%
Wisconsin Energy Corp.	26,400	1,074,744	0.77%
OTHER SECURITIES		5,018,777	3.59%
		64,817,592

TOTAL COMMON STOCKS (Cost $150,029,595)		$127,994,004
PREFERRED STOCKS - 4.23%
Energy - 0.84%
El Paso Corp., 4.99% (a)	1,510	1,170,250	0.84%
Utilities - 3.39%
AES Tiete SA (f)	169,736	1,767,091	1.27%
Eletropaulo Metropolitana de Sao Paulo SA (f)	155,100	2,748,978	1.96%

The accompanying notes are an integral part of the financial statements.

Utilities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED STOCKS (continued)
Utilities (continued)
OTHER SECURITIES		$224,825	0.16%
		4,740,894

TOTAL PREFERRED STOCKS (Cost $5,378,582)		$5,911,144
CORPORATE BONDS - 2.13%
Communications - 0.35%
Virgin Media
9.500%, due 08/15/2016	230,000	226,550	0.16%
OTHER SECURITIES		267,438	0.19%
		493,988
Energy - 1.21%
Covanta Holding Corp.
3.250%, due 06/01/2014 (e)	1,004,130	1,077,732	0.77%
OTHER SECURITIES		619,612	0.44%
		1,697,344
Utilities - 0.57%
AES
9.750%, due 04/15/2016 (e)	781,000	790,763	0.57%

TOTAL CORPORATE BONDS (Cost $2,822,754)		$2,982,095
CONVERTIBLE BONDS - 1.16%
Communications - 1.16%
Virgin Media, Inc.
6.500%, due 11/15/2016 (e)	1,834,000	1,421,350	1.01%
OTHER SECURITIES		203,719	0.15%
		1,625,069

TOTAL CONVERTIBLE BONDS (Cost $1,183,477)		$1,625,069
SHORT TERM INVESTMENTS - 4.10%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	571,634	5,722,517	4.10%

TOTAL SHORT TERM INVESTMENTS (Cost $5,721,447)		$5,722,517
REPURCHASE AGREEMENTS - 0.57%

TOTAL REPURCHASE AGREEMENTS (Cost $794,000)		$794,000
Total Investments (Utilities Trust) (Cost $165,929,855) - 103.82%		$145,028,829	103.82%
Other assets and liabilities, net - (3.82%)		(5,339,359)	(3.82%)
TOTAL NET ASSETS - 100.00%		$139,689,470	100.00%

Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.16%
Basic Materials - 3.92%
Valspar Corp.	321,140	$7,235,284	3.92%
Consumer, Cyclical - 8.94%
Autoliv, Inc.	249,500	7,178,116	3.90%
Harley-Davidson, Inc. (a)	254,168	4,120,063	2.23%
Newell Rubbermaid, Inc.	321,440	3,346,190	1.81%
O’Reilly Automotive, Inc. *	48,400	1,843,072	1.00%
		16,487,441
Consumer, Non-cyclical - 20.42%
Avery Dennison Corp.	185,100	4,753,368	2.58%
Beckman Coulter, Inc.	128,830	7,361,346	3.99%
Brookdale Senior Living, Inc.	367,900	3,583,346	1.94%
ConAgra Foods, Inc.	223,520	4,260,291	2.31%
Estee Lauder Companies, Inc., Class A (a)	104,990	3,430,023	1.86%
Healthsouth Corp. *	512,744	7,404,024	4.01%
Robert Half International, Inc.	171,900	4,060,278	2.20%
Sysco Corp.	125,300	2,816,744	1.53%
		37,669,420
Energy - 6.81%
El Paso Corp.	810,670	7,482,484	4.06%
EOG Resources, Inc.	30,600	2,078,352	1.13%
Hess Corp.	55,880	3,003,550	1.62%
		12,564,386
Financial - 21.90%
ACE, Ltd.	121,243	5,362,578	2.90%
Aspen Insurance Holdings, Ltd.	191,956	4,288,297	2.32%
BB&T Corp.	106,717	2,345,640	1.27%
Charles Schwab Corp.	97,200	1,704,888	0.92%
Comerica, Inc.	55,400	1,171,710	0.64%
Fidelity National Information Services, Inc.	223,800	4,467,048	2.43%
Invesco, Ltd.	179,554	3,199,652	1.73%
KeyCorp	180,506	945,851	0.51%
Marsh & McLennan Companies, Inc.	230,011	4,630,121	2.51%
Northern Trust Corp.	101,239	5,434,510	2.94%
Simon Property Group, Inc., REIT	17,855	918,283	0.50%
Weingarten Realty Investors, REIT	66,000	957,660	0.52%
Willis Group Holdings, Ltd.	194,000	4,991,620	2.71%
		40,417,858
Industrial - 16.23%
Flextronics International, Ltd. *	688,231	2,828,629	1.53%
Goodrich Corp.	135,090	6,750,447	3.66%
Pentair, Inc.	286,360	7,336,544	3.98%
Snap-on, Inc.	119,700	3,440,178	1.86%
Sonoco Products Company	144,600	3,463,170	1.88%
Zebra Technologies Corp., Class A *	258,600	6,118,476	3.32%
		29,937,444
Technology - 10.98%
Agilent Technologies, Inc. *	182,100	3,698,451	2.00%
Diebold, Inc.	210,270	5,542,717	3.00%
Perot Systems Corp., Class A *	553,880	7,937,101	4.31%
Teradata Corp. *	131,400	3,078,702	1.67%
		20,256,971
Utilities - 7.96%
American Electric Power Company, Inc.	200,890	5,803,712	3.14%
Edison International	102,500	3,224,650	1.75%

The accompanying notes are an integral part of the financial statements.

Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities (continued)
Wisconsin Energy Corp.	139,070	$5,661,540	3.07%
		14,689,902

TOTAL COMMON STOCKS (Cost $203,990,986)		$179,258,706
SHORT TERM INVESTMENTS - 6.66%
Federal Home Loan Bank Discount Notes
zero coupon, due 07/01/2009	5,300,000	5,300,000	2.87%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	697,946	6,986,993	3.79%

TOTAL SHORT TERM INVESTMENTS (Cost $12,281,041)		$12,286,993

Total Investments (Value Trust) (Cost $216,272,027) - 103.82%		191,545,699	103.82%
Other assets and liabilities, net - (3.82%)		(7,043,634)	(3.82%)
TOTAL NET ASSETS - 100.00%		$184,502,065	100.00%

Value & Restructuring Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.79%
Basic Materials - 11.55%
Celanese Corp., Series A	220,250	$5,230,938	2.15%
Freeport-McMoRan Copper & Gold, Inc., Class B	77,950	3,906,075	1.60%
Grupo Mexico SA	2,476,501	2,708,151	1.11%
Lanxess AG (a)	85,800	2,128,410	0.87%
PPG Industries, Inc.	65,100	2,857,890	1.17%
Schnitzer Steel Industries, Inc. (a)	69,050	3,649,983	1.50%
Southern Copper Corp. (a)	233,250	4,767,630	1.96%
Vale SA	164,700	2,903,661	1.19%
		28,152,738
Communications - 9.86%
America Movil SAB de CV, Series L, ADR	237,700	9,203,744	3.78%
CommScope, Inc. *	121,000	3,177,460	1.30%
Harris Corp.	237,700	6,741,172	2.76%
Nokia Oyj, SADR	224,800	3,277,584	1.35%
OTHER SECURITIES		1,635,420	0.67%
		24,035,380
Consumer, Cyclical - 4.09%
Copa Holdings SA, Class A	88,700	3,620,734	1.49%
TJX Companies, Inc.	146,700	4,615,182	1.89%
OTHER SECURITIES		1,733,786	0.71%
		9,969,702
Consumer, Non-cyclical - 13.84%
AmerisourceBergen Corp.	215,500	3,822,970	1.57%
Avon Products, Inc.	159,550	4,113,199	1.69%
Baxter International, Inc.	86,120	4,560,915	1.87%
Bristol-Myers Squibb Company	207,650	4,217,372	1.73%
Dean Foods Company *	142,300	2,730,737	1.12%
Lorillard, Inc.	168,600	11,426,022	4.69%
OTHER SECURITIES		2,868,960	1.17%
		33,740,175
Energy - 24.96%
Alpha Natural Resources, Inc. *	172,550	4,532,888	1.86%
Anadarko Petroleum Corp.	101,600	4,611,624	1.89%
ConocoPhillips Company	132,000	5,551,920	2.28%
CONSOL Energy, Inc.	200,950	6,824,261	2.80%
Devon Energy Corp.	105,650	5,757,925	2.37%
El Paso Corp.	190,200	1,755,546	0.72%
Entergy Corp.	34,850	2,701,572	1.11%
Foundation Coal Holdings, Inc.	86,550	2,432,921	1.00%
Murphy Oil Corp.	43,050	2,338,476	0.96%
Noble Energy, Inc.	88,650	5,227,691	2.14%
PetroHawk Energy Corp. *	172,600	3,848,980	1.58%
Petroleo Brasileiro SA, ADR	330,800	13,556,183	5.56%
OTHER SECURITIES		1,676,451	0.69%
		60,816,438
Financial - 16.45%
ACE, Ltd.	160,110	7,081,665	2.91%
Invesco, Ltd.	255,600	4,554,792	1.87%
JPMorgan Chase & Company	125,250	4,272,278	1.75%
Loews Corp.	101,800	2,789,320	1.14%
MetLife, Inc.	116,300	3,490,163	1.43%
Morgan Stanley	159,550	4,548,771	1.87%
PNC Financial Services Group, Inc.	82,000	3,182,420	1.31%
The Goldman Sachs Group, Inc.	36,800	5,425,791	2.22%
OTHER SECURITIES		4,739,147	1.95%
		40,084,347
Industrial - 14.44%
Aecom Technology Corp. *	82,000	2,624,000	1.08%
AGCO Corp. *	163,500	4,752,945	1.95%
Black & Decker Corp. (a)	111,800	3,204,188	1.31%
Eaton Corp.	94,900	4,233,489	1.74%
Ryder Systems, Inc.	86,550	2,416,476	0.99%
Tyco International, Ltd. *	138,350	3,594,333	1.47%
Union Pacific Corp.	162,250	8,446,735	3.47%
United Technologies Corp.	86,500	4,494,540	1.85%
OTHER SECURITIES		1,431,252	0.58%
		35,197,958
Technology - 2.97%
International Business Machines Corp.	69,350	7,241,527	2.97%
Utilities - 0.63%		1,525,844	0.63%

TOTAL COMMON STOCKS (Cost $294,470,723)		$240,764,109
PREFERRED STOCKS - 0.48%
Basic Materials - 0.27%
Celanese Corp., 4.25%	21,310	669,134	0.27%
Financial - 0.21%		503,166	0.21%

TOTAL PREFERRED STOCKS (Cost $916,381)		$1,172,300

The accompanying notes are an integral part of the financial statements.

Value & Restructuring Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 4.99%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,215,603	$12,169,154	4.99%

TOTAL SHORT TERM INVESTMENTS (Cost $12,165,838)		$12,169,154
REPURCHASE AGREEMENTS - 0.50%

TOTAL REPURCHASE AGREEMENTS (Cost $1,224,000)		$1,224,000

Total Investments (Value & Restructuring Trust) (Cost $308,776,942) - 104.76%		255,329,563	104.76%
Other assets and liabilities, net - (4.76%)		(11,612,979)	(4.76%)
TOTAL NET ASSETS - 100.00%		$243,716,584	100.00%

Vista Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.10%
Basic Materials - 7.64%
Celanese Corp., Series A	73,200	$1,738,500	1.68%
Freeport-McMoRan Copper & Gold, Inc., Class B	32,400	1,623,564	1.56%
OTHER SECURITIES		4,565,612	4.40%
		7,927,676
Communications - 14.28%
American Tower Corp., Class A *	34,200	1,078,326	1.04%
CommScope, Inc. *	50,700	1,331,382	1.28%
Corning, Inc.	120,500	1,935,230	1.87%
Ctrip.com International, Ltd., ADR *	19,100	884,330	0.85%
McAfee, Inc. *	42,966	1,812,736	1.74%
Netease.com, Inc., ADR * (a)	37,800	1,329,804	1.28%
SBA Communications Corp. * (a)	107,024	2,626,369	2.54%
Shanda Interactive Entertainment, Ltd. * (a)	24,300	1,270,647	1.23%
Sprint Nextel Corp. *	204,900	985,569	0.95%
OTHER SECURITIES		1,549,841	1.50%
		14,804,234
Consumer, Cyclical - 20.32%
Advance Auto Parts, Inc.	25,600	1,062,144	1.02%
Aeropostale, Inc. *	35,900	1,230,293	1.19%
BorgWarner, Inc. (a)	24,400	833,260	0.80%
Chico’s FAS, Inc. *	101,100	983,703	0.95%
Dollar Tree, Inc. *	36,800	1,549,280	1.49%
Family Dollar Stores, Inc.	51,600	1,460,280	1.41%
KB Home (a)	70,600	965,808	0.94%
Macrovision Solutions Corp. *	72,900	1,589,949	1.53%
O’Reilly Automotive, Inc. * (a)	35,900	1,367,072	1.32%
Ross Stores, Inc.	34,024	1,313,326	1.27%
OTHER SECURITIES		8,706,413	8.40%
		21,061,528
Consumer, Non-cyclical - 11.62%
Alexion Pharmaceuticals, Inc. *	26,700	1,097,904	1.06%
Express Scripts, Inc. *	29,900	2,055,625	1.97%
Medco Health Solutions, Inc. *	22,900	1,044,469	1.01%
Mylan, Inc. * (a)	79,300	1,034,865	1.00%
Quanta Services, Inc. *	91,444	2,115,100	2.04%
St. Jude Medical, Inc. *	24,800	1,019,280	0.99%
OTHER SECURITIES		3,687,055	3.55%
		12,054,298
Energy - 9.83%
Atwood Oceanics, Inc. *	41,700	1,038,747	1.00%
Cameron International Corp. *	37,300	1,055,590	1.02%
PetroHawk Energy Corp. *	85,307	1,902,346	1.82%
Southwestern Energy Company *	24,600	955,710	0.93%
Suntech Power Holdings Company, Ltd., ADR * (a)	73,300	1,309,138	1.27%
OTHER SECURITIES		3,931,983	3.79%
		10,193,514
Financial - 9.11%
IntercontinentalExchange, Inc. *	10,200	1,165,248	1.12%
Janus Capital Group, Inc.	181,700	2,071,380	2.00%
Jefferies Group, Inc. *	65,000	1,386,450	1.34%
Morgan Stanley	74,700	2,129,697	2.04%
OTHER SECURITIES		2,700,019	2.61%
		9,452,794
Industrial - 14.12%
Aecom Technology Corp. *	59,750	1,912,000	1.84%
Crown Holdings, Inc. *	69,400	1,675,316	1.61%
Joy Global, Inc.	23,600	842,992	0.82%
McDermott International, Inc. *	63,500	1,289,685	1.24%
URS Corp. *	21,900	1,084,488	1.05%
OTHER SECURITIES		7,843,910	7.56%
		14,648,391
Technology - 12.18%
Broadcom Corp., Class A *	65,600	1,626,224	1.57%
Cerner Corp. * (a)	19,700	1,227,113	1.18%
Marvell Technology Group, Ltd. *	84,000	977,760	0.94%
Microsemi Corp. *	76,544	1,056,307	1.02%
PMC-Sierra, Inc. *	174,500	1,389,020	1.34%
Semtech Corp. *	65,200	1,037,332	1.00%
Silicon Laboratories, Inc. *	29,500	1,119,230	1.08%
OTHER SECURITIES		4,195,229	4.05%
		12,628,215

TOTAL COMMON STOCKS (Cost $94,364,802)		$102,770,650
SHORT TERM INVESTMENTS - 12.42%
John Hancock Collateral Investment Trust, 0.3952% (b) (c)	1,286,728	12,881,178	12.42%

TOTAL SHORT TERM INVESTMENTS (Cost $12,874,802)		$12,881,178

The accompanying notes are an integral part of the financial statements.

Vista Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 1.40%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $1,449,000 on 07/01/2009, collateralized by $1,475,000 Federal Home Loan Bank, 5.648% due 11/27/2037 (valued at $1,478,688, including interest)	1,449,000	$1,449,000	1.40%

TOTAL REPURCHASE AGREEMENTS (Cost $1,449,000)		$1,449,000
Total Investments (Vista Trust) (Cost $108,688,604) - 112.92%		117,100,828	112.92%
Other assets and liabilities, net - (12.92%)		(13,394,451)	(12.92%)
TOTAL NET ASSETS - 100.00%		$103,706,377	100.00%

Footnotes:

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PLC	- Public Limited Company
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(c)
John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at June 30, 2009.

(d)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(e)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Variable Rate Preferred
(g)	The Underlying Fund’s subadviser is shown parenthetically.
(h)	The subadvisor is an affiliated of the adviser and the fund.
***	At 6/30/2009, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	All Cap Core Trust	All Cap Growth Trust	All Cap Value Trust	Alpha Opportunities Trust
Investments in unaffiliated issuers, at value	$272,131,396	$95,926,080	$68,233,499	$451,493,063
Investments in affiliated issuers, at value (Note 2)	16,224,368	1,031,053	5,362,315	29,280,432
Securities loaned, at value (Note 2)	15,474,547	998,116	5,162,439	28,559,547
Repurchase agreements, at value (Note 2)	11,126,000	2,184,000	517,000	24,200,000
Total investments, at value	314,956,311	100,139,249	79,275,253	533,533,042
Cash	359	806	224	29,339
Foreign currency, at value	—	21,132	—	49,177
Receivable for investments sold	—	155,195	941,352	14,423,642
Receivable for fund shares sold	—	—	33,528	12
Dividends and interest receivable	267,340	69,947	48,660	600,438
Receivable for security lending income	63,612	85	2,555	21,821
Receivable due from adviser	—	—	—	—
Other assets	43	—	—	4,974
Total assets	315,287,665	100,386,414	80,301,572	548,662,445

Liabilities
Payable for investments purchased	—	185,589	221,274	21,405,115
Payable for fund shares repurchased	96,490	23,946	5,625	—
Payable upon return of securities loaned (Note 2)	16,216,552	1,030,550	5,358,988	29,259,628
Payable for futures variation margin	52,735	—	—	—
Payable to affiliates
Accounting and legal services fees	6,826	2,997	2,885	12,889
Trustees’ fees	5,991	2,418	977	12
Other liabilities and accrued expenses	102,882	53,765	28,626	—
Total liabilities	16,481,476	1,299,265	5,618,375	50,677,644

Net assets
Capital paid-in	$913,214,857	$297,401,441	$97,866,773	$448,965,435
Undistributed net investment income (loss)	2,720,569	470,539	218,019	909,807
Accumulated undistributed net realized gain (loss) on investments	(618,747,983)	(194,301,354)	(16,454,181)	2,345,994
Net unrealized appreciation (depreciation) on investments	1,618,746	(4,483,477)	(6,947,414)	45,763,565
Net assets	$298,806,189	$99,087,149	$74,683,197	$497,984,801
Investments in unaffiliated issuers, including repurchase agreements, at cost	$296,500,970	$103,592,110	$80,861,562	$458,502,060
Investments in affiliated issuers, at cost	$16,221,100	$1,030,585	$5,360,966	$29,267,767
Foreign currency, at cost	—	$21,163	—	$49,327

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	$77,094,399	$85,968,157	$31,571,694	$24,027
Shares outstanding	6,261,742	7,264,848	5,433,562	1,990
Net asset value, offering price and redemption price per share	$12.31	$11.83	$5.81	$12.07

Series II
Net assets	$8,216,294	$11,902,686	$28,841,940	—
Shares outstanding	668,812	1,016,114	4,977,038	—
Net asset value, offering price and redemption price per share	$12.28	$11.71	$5.80	—

Series III
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value, offering price and redemption price per share	—	—	—	—

Series NAV
Net assets	$213,495,496	$1,216,306	$14,269,563	$497,960,774
Shares outstanding	17,334,000	102,696	2,464,195	41,227,762
Net asset value, offering price and redemption price per share	$12.32	$11.84	$5.79	$12.08

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

American Asset Allocation Trust	American Blue Chip Income and Growth Trust	American Bond Trust	American Diversified Growth & Income Trust	American Fundamental Holdings Trust	American Global Diversification Trust
$1,473,202,042	$150,210,087	$795,997,024	$827,276	$983,678,865	$736,766,246
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
1,473,202,042	150,210,087	795,997,024	827,276	983,678,865	736,766,246
206,488	—	—	—	—	—
—	—	—	—	—	—
42,190	569,045	—	—	174,760	252,177
232,507	288	48,269,440	—	—	—
21,188	—	—	—	—	—
—	—	—	—	—	—
—	—	—	1,962	—	—
—	—	46	—	44	52
1,473,704,415	150,779,420	844,266,510	829,238	983,853,669	737,018,475

208,420	410	48,255,170	148	—	—
38,153	566,754	—	—	155,109	237,037
—	—	—	—	—	—
—	—	—	—	—	—

51,590	3,844	19,595	26	30,973	21,778
2,496	377	2,844	4	1,026	1,218
253,158	24,626	80,948	768	42,155	46,504
553,817	596,011	48,358,557	946	229,263	306,537

$1,730,299,003	$200,383,866	$921,747,611	$1,063,122	$1,102,986,649	$905,514,304
3,704,935	419,851	3,432,840	1,561	2,129,876	1,282,158
(12,622,020)	(9,542,631)	(39,246,011)	(30,859)	(4,850,026)	(16,811,151)
(248,231,320)	(41,077,677)	(90,026,487)	(205,532)	(116,642,093)	(153,273,373)
$1,473,150,598	$150,183,409	$795,907,953	$828,292	$983,624,406	$736,711,938

$1,721,433,362	$191,287,764	$886,023,511	$1,032,808	$1,100,320,958	$890,039,619
—	—	—	—	—	—
—	—	—	—	—	—

$200,217,569	$15,947,614	$9,861,328	$123,001	$111,993	$319,439
23,095,466	1,901,574	871,851	12,922	13,455	39,670
$8.67	$8.39	$11.31	$9.52	$8.32	$8.05

$1,167,753,133	$71,754,564	$705,755,768	$547,805	$942,372,246	$736,319,732
134,729,961	8,554,940	62,440,918	57,558	113,091,530	91,406,327
$8.67	$8.39	$11.30	$9.52	$8.33	$8.06

$105,179,896	$62,481,231	$80,290,857	$78,648	$41,140,167	$72,767
12,130,552	7,453,211	7,097,084	8,255	4,934,278	9,029
$8.67	$8.38	$11.31	$9.53	$8.34	$8.06

—	—	—	$78,838	—	—
—	—	—	8,271	—	—
—	—	—	$9.53	—	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	American Global Growth Trust	American Global Small Capitalization Trust	American Growth Trust	American Growth- Income Trust
Investments in unaffiliated issuers, at value	$164,357,554	$79,779,369	$1,119,992,393	$1,110,178,908
Investments in affiliated issuers, at value (Note 2)	—	—	—	—
Securities loaned, at value (Note 2)	—	—	—	—
Repurchase agreements, at value (Note 2)	—	—	—	—
Total investments, at value	164,357,554	79,779,369	1,119,992,393	1,110,178,908
Cash	—	—	—	233,571
Foreign currency, at value	—	—	—	—
Receivable for investments sold	2,866,159	4,827,231	20,852,247	8,560,895
Receivable for fund shares sold	—	—	—	104,190
Dividends and interest receivable	—	—	—	—
Receivable for security lending income	—	—	—	—
Receivable due from adviser	87	89	—	—
Other assets	21	6	4	—
Total assets	167,223,821	84,606,695	1,140,844,644	1,119,077,564
Liabilities
Payable for investments purchased	—	—	6,875	140,670
Payable for fund shares repurchased	2,862,825	4,825,889	20,822,726	8,543,208
Payable upon return of securities loaned (Note 2)	—	—	—	—
Payable for futures variation margin	—	—	—	—
Payable to affiliates
Accounting and legal services fees	5,183	1,692	32,674	38,743
Trustees’ fees	568	192	3,973	4,579
Other liabilities and accrued expenses	25,090	16,491	106,418	278,944
Total liabilities	2,893,666	4,844,264	20,972,666	9,006,144
Net assets
Capital paid-in	$257,496,811	$127,792,886	$1,675,869,868	$1,514,210,894
Undistributed net investment income (loss)	49,196	(208,735)	(1,050,864)	1,229,800
Accumulated undistributed net realized gain (loss) on investments	(16,381,336)	(21,116,013)	(64,401,693)	(47,986,865)
Net unrealized appreciation (depreciation) on investments	(76,834,516)	(26,705,707)	(490,545,333)	(357,382,409)
Net assets	$164,330,155	$79,762,431	$1,119,871,978	$1,110,071,420
Investments in unaffiliated issuers, including repurchase agreements, at cost	$241,192,070	$106,485,076	$1,610,537,726	$1,467,561,317
Investments in affiliated issuers, at cost	—	—	—	—
Foreign currency, at cost	—	—	—	—
Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	—	—	$71,894,895	$226,419,215
Shares outstanding	—	—	6,667,609	20,095,656
Net asset value, offering price and redemption price per share	—	—	$10.78	$11.27
Series II
Net assets	$163,261,383	$59,179,980	$1,012,067,216	$836,664,423
Shares outstanding	19,792,366	8,917,514	94,177,603	74,385,645
Net asset value, offering price and redemption price per share	$8.25	$6.64	$10.75	$11.25
Series III
Net assets	$1,068,772	$20,582,451	$35,909,867	$46,987,782
Shares outstanding	129,593	3,108,164	3,340,979	4,175,992
Net asset value, offering price and redemption price per share	$8.25	$6.62	$10.75	$11.25
Series NAV
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value, offering price and redemption price per share	—	—	—	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

American High Income Bond Trust	American International Trust	American New World Trust	Balanced Trust		Blue Chip Growth Trust	Capital Appreciation Trust
$48,531,710	$744,788,216	$55,353,315	$13,083,931		$1,320,324,328	$774,805,679
—	—	—	—		15,669,112	28,414,659
—	—	—	—		15,297,730	27,930,993
—	—	—	—		506,000	1,862,000
48,531,710	744,788,216	55,353,315	13,083,931		1,351,797,170	833,013,331
—	—	—	66,759		—	738
—	—	—	—		234,182	—
—	31,346,330	453,427	4,259		1,927,942	11,199,687
805,324	19,872	—	44,745		—	115,335
—	—	—	33,534		860,545	533,465
—	—	—	—		4,625	6,205
90	—	96	—		—	—
5	8	6	—		23	55
49,337,129	776,154,426	55,806,844	13,233,228		1,354,824,487	844,868,816

804,439	21,070	—	357,919		566,282	9,956,773
—	31,329,529	452,388	—		1,307,961	57,205
—	—	—	—		15,655,900	28,386,474
—	—	—	11,500		—	—

1,386	20,739	1,438	164		28,734	21,988
125	2,669	183	283		14,897	4,638
16,168	74,613	16,817	9,309		283,051	119,697
822,118	31,448,620	470,826	379,175		17,856,825	38,546,775

$59,902,005	$1,045,906,486	$82,107,924	$12,592,387		$2,083,394,063	$1,152,616,997)
421,266	(647,562)	11,857	12,003		1,297,974	1,685,267
(4,923,123)	(30,486,417)	(9,126,490)	145,536		(695,612,964)	(358,144,773)
(6,885,137)	(270,066,701)	(17,657,273)	104,127		(52,111,411)	10,164,550
$48,515,011	$744,705,806	$55,336,018	$12,854,053		$1,336,967,662	$806,322,041

$55,416,847	$1,014,854,917	$73,010,588	$12,919,115		$1,388,243,834	$794,446,988
—	—	—	—		$15,661,626	$28,401,793
—	—	—	—		$236,949	—

—	$80,848,456	$450,555	$29,901		$295,583,416	$117,833,559
—	6,400,662	46,922	2,301		20,737,912	16,438,918
—	$12.63	$9.60	$13.00	[1]	$14.25	$7.17

$48,090,043	$663,112,691	$54,209,641	—		$111,569,619	$59,030,818
5,233,043	52,555,511	5,649,526	—		7,846,785	8,307,487
$9.19	$12.62	$9.60	—		$14.22	$7.11

$424,968	$744,659	$675,822	—		—	—
46,245	59,075	70,487	—		—	—
$9.19	$12.61	$9.59	—		—	—

—	—	—	$12,824,152		$929,814,627	$629,457,664
—	—	—	986,666		65,370,122	87,814,226
—	—	—	$13.00		$14.22	$7.17

1	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2009.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	Capital Appreciation Value Trust	Core Allocation Trust		Core Allocation Plus Trust		Core Balanced Trust
Investments in unaffiliated issuers, at value	$292,343,476	—		$135,580,518		—
Investments in affiliated issuers, at value (Note 2)	2,499,646	$8,153,620	[1]	3,923,030		$12,754,405
Securities loaned, at value (Note 2)	2,394,749	—		3,703,117		—
Repurchase agreements, at value (Note 2)	501,000	—		40,645,000		—
Total investments, at value	297,738,871	8,153,620		183,851,665		12,754,405
Cash	—	—		480		—
Foreign currency, at value	1,143	—		752,226		—
Cash held at broker for futures contracts	—	—		1,878,429		—
Receivable for investments sold	1,461,368	—		3,595,451		—
Receivable for delayed delivery securities sold	—	—		246,117		—
Receivable for forward foreign currency exchange contracts (Note 3)	—	—		107,229		—
Receivable for fund shares sold	31,963	156,784		256,388		78,372
Dividends and interest receivable	1,048,906	—		574,509		—
Receivable for security lending income	449	—		8,282		—
Swap contracts, at value (Note 3)	—	—		3,917		—
Receivable due from adviser	—	130		—		122
Other assets	716	—		—		—
Total assets	300,283,416	8,310,534		191,274,693		12,832,899

Liabilities
Due to custodian	—	—		—		—
Capital gains tax withholding	—	—		109,774		—
Payable for investments purchased	1,835,014	156,664		12,535,801		78,385
Payable for delayed delivery securities purchased	—	—		648,955		—
Payable for forward foreign currency exchange contracts (Note 3)	—	—		129,145		—
Payable for fund shares repurchased	—	173		479		—
Payable upon return of securities loaned (Note 2)	2,498,518	—		3,919,194		—
Options written, at value (Note 3)	316,487	—		478,563		—
Payable for futures variation margin	—	—		106,777		—
Payable to affiliates
Accounting and legal services fees	9,863	2		5,612		2
Trustees’ fees	—	2		85		2
Other liabilities and accrued expenses	17,626	8,625		4,368		8,626
Total liabilities	4,677,508	165,466		17,938,753		87,015

Net assets
Capital paid-in	$285,010,754	$8,090,446		$171,941,503		$12,645,380
Undistributed net investment income (loss)	2,270,807		(2,177)	483,385		(3,105)
Accumulated undistributed net realized gain (loss) on investments	(14,482,958)	2,919			(6,369,490)	—
Net unrealized appreciation (depreciation) on investments	22,807,305	53,880		7,280,542	[2]	103,609
Net assets	$295,605,908	$8,145,068		$173,335,940		$12,745,884
Investments in unaffiliated issuers, including repurchase agreements, at cost	$272,465,672	—		$172,114,546		—
Investments in affiliated issuers, at cost	$2,499,385	$8,099,740		$3,921,909		$12,650,796
Foreign currency, at cost	$1,147	—		$749,094		—
Premiums received on written options	$349,981	—		$281,937		—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	$439,148	$494,878		$25,614,865		$512,347
Shares outstanding	43,360	37,416		2,771,870		39,324
Net asset value, offering price and redemption price per share	$10.13	$13.23		$9.24		$13.03
Series II
Net assets	$293,943,774	$7,650,190		$138,131,256		$12,233,537
Shares outstanding	29,047,048	578,884		14,947,204		939,066
Net asset value, offering price and redemption price per share	$10.12	$13.22		$9.24		$13.03
Series III
Net assets	—	—		—		—
Shares outstanding	—	—		—		—
Net asset value, offering price and redemption price per share	—	—		—		—
Series NAV
Net assets	$1,222,986	—		$9,589,819		—
Shares outstanding	120,742	—		1,037,682		—
Net asset value, offering price and redemption price per share	$10.13	—		$9.24		—

1	See note 10.
2	Net of deferred India withholding taxes of $109,774.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Core Disciplined Diversification Trust		Core Fundamental Holdings Trust		Core Global Diversification Trust		Disciplined Diversification Trust	Emerging Markets Value Trust		Emerging Small Company Trust
—		$15,745,411		$11,729,048		$232,201,957	$810,253,412		$89,358,279
$15,127,952	[1]	10,496,940	[1]	7,819,366	[1]	5,460,853	35,606,197		15,396,939
—		—		—		5,237,747	33,856,216		14,915,804
—		—		—		—	—		902,000
15,127,952		26,242,351		19,548,414		242,900,557	879,715,825		120,573,022
—		—		—		—	—		205
—		—		—		259,089	810,856		39,566
—		—		—		—	—		—
—		—		—		2,173,930	4,654,305		604,705
—		—		—		—	—		—
—		—		—		—	—		—
406,519		312,326		394,166		240,517	—		63,019
—		—		—		1,124,370	1,681,329		37,165
—		—		—		8,399	89,057		19,216
—		—		—		—	—		—
118		110		119		351	—		—
—		—		—		10,894	—		—
15,534,589		26,554,787		19,942,699		246,718,107	886,951,372		121,336,898

—		—		—		1,218,819	2,503,917		—
—		—		—		54,855	4,177,037		—
406,523		312,044		393,978		56,970	79,863		1,114,124
—		—		—		—	—		—
—		—		—		—	—		—
—		—		—		119,687	134,852		56,876
—		—		—		5,456,116	35,570,631		15,384,491
—		—		—		—	—		—
—		—		—		—	—		—

1		33		2		7,977	31,822		3,760
—		51		3		145	1,773		1,122
8,622		8,768		8,625		—	52,202		28,855
415,146		320,896		402,608		6,914,569	42,552,097		16,589,228

$14,964,527		$26,124,819		$19,399,744		$242,114,185	$843,808,693		$163,776,996
(4,216)		45,982		29,206		1,825,610	3,940,192		(92,023)
5,700		58,152		51,555		(3,323,754)		(19,753,250)	(59,700,913)
153,432		4,938		59,586		(812,503)[2]	16,403,640	[3]	763,610
$15,119,443		$26,233,891		$19,540,091		$239,803,538	$844,399,275		$104,747,670

—		$15,806,961		$11,713,180		$238,197,032	$823,547,357		$104,420,749
$14,974,520		$10,430,452		$7,775,648		$5,457,585	$35,584,156		$15,388,449
—		—		—		$259,181	$797,301		$39,514
—		—		—		—	—		—

—		—		—		$824,139	$5,035,746		$81,648,184
—		—		—		85,373	509,421		5,423,857
—		—		—		$9.65	$9.89		$15.05

$15,119,443		$24,035,447		$19,002,807		$225,068,425	—		$21,092,069
1,130,881		1,844,115		1,427,278		23,313,575	—		1,423,934
$13.37		$13.03		$13.31		$9.65	—		$14.81

—		$2,198,444		$537,284		—	—		—
—		168,585		40,334		—	—		—
—		$13.04		$13.32		—	—		—

—		—		—		$13,910,974	$839,363,529		$2,007,417
—		—		—		1,441,166	84,960,902		132,962
—		—		—		$9.65	$9.88		$15.10

1	See note 10.
2	Net of deferred India withholding taxes of $54,855.
3	Net of deferred India withholding taxes of $4,177,037.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	Equity-Income Trust	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental Value Trust
Investments in unaffiliated issuers, at value	$1,512,960,953	$84,729,333	—	$1,488,407,109
Investments in affiliated issuers, at value (Note 2)	77,643,267	2,864,297	$1,206,336,943 [1]	28,495,619
Securities loaned, at value (Note 2)	74,463,070	2,771,106	—	26,838,339
Repurchase agreements, at value (Note 2)	1,005,000	—	—	—
Total investments, at value	1,666,072,290	90,364,736	1,206,336,943	1,543,741,067
Cash	—	318	—	955
Foreign currency, at value	—	—	—	226,822
Cash held at broker for futures contracts	—	—	—	—
Receivable for investments sold	—	248,550	174,201	9,369,544
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	—
Receivable for fund shares sold	—	—	28	2,045
Dividends and interest receivable	2,796,157	192,646	—	2,383,187
Receivable for security lending income	18,264	903	—	16,279
Receivable due from adviser	1,236	—	1,568	1,501
Other assets	—	—	117	47
Total assets	1,668,887,947	90,807,153	1,206,512,857	1,555,741,447

Liabilities
Due to custodian	—	—	—	—
Payable for investments purchased	—	830,060	28	12,092,273
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	—
Payable for fund shares repurchased	938,859	32,322	166,231	1,936,550
Payable upon return of securities loaned (Note 2)	77,595,405	2,861,750	—	28,463,905
Options written, at value (Note 3)	—	—	—	—
Payable for futures variation margin	—	—	—	—
Payable to affiliates
Accounting and legal services fees	51,210	2,811	33,760	43,373
Trustees’ fees	7,424	1,541	4,498	6,697
Other liabilities and accrued expenses	266,077	24,549	113,200	561,058
Total liabilities	78,858,975	3,753,033	317,717	43,103,856

Net assets
Capital paid-in	$2,070,812,274	$116,153,302	$1,754,490,241	$2,144,509,543
Undistributed net investment income (loss)	18,101,014	448,532	15,942,857	8,913,446
Accumulated undistributed net realized gain (loss) on investments	(222,603,989)	(11,531,444)	(45,390,659)	(338,507,707)
Net unrealized appreciation (depreciation) on investments	(276,280,327)	(18,016,270)	(518,847,299)	(302,277,691)
Net assets	$1,590,028,972	$87,054,120	$1,206,195,140	$1,512,637,591
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,864,753,229	$105,520,005	$1,725,184,242	$1,817,544,800
Investments in affiliated issuers, at cost	$77,600,823	$2,862,677	—	$28,481,109
Foreign currency, at cost	—	—	—	$227,119
Premiums received on written options	—	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	$313,380,298	$38,219,462	$31,191,914	$393,148,391
Shares outstanding	31,315,881	4,567,872	3,911,513	38,051,282
Net asset value, offering price and redemption price per share	$10.01	$8.37	$7.97	$10.33
Series II
Net assets	$145,720,584	$27,671,615	$1,173,065,132	$298,038,617
Shares outstanding	14,603,909	3,320,421	146,956,808	28,916,643
Net asset value, offering price and redemption price per share	$9.98	$8.33	$7.98	$10.31
Series NAV
Net assets	$1,130,928,090	$21,163,043	$1,938,094	$821,450,583
Shares outstanding	113,302,198	2,531,925	243,171	79,737,642
Net asset value, offering price and redemption price per share	$9.98	$8.36	$7.97	$10.30

1	See note 10.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Global Trust	Global Allocation Trust	Global Real Estate Trust	Growth Equity	Health Sciences Trust	International Core Trust
$571,010,708	$168,718,758	$15,684,091	$424,975,029	$161,290,662	$642,044,428
16,673,438	3,565,820	487,635	5,569,237	—	22,623,990
15,928,457	3,410,319	466,117	5,351,467	—	21,291,682
—	16,988,000	—	2,759,000	350,000	6,958,000
603,612,603	192,682,897	16,637,843	438,654,733	161,640,662	692,918,100
53,974	916	—	918	—	784
221,395	680,631	382,177	—	5,947	2,784,820
—	3,473,042	—	—	—	10,544,439
—	1,369,551	40,025	9,941,772	1,084,164	—
—	103,656	42,357	—	—	1,349,043
77	3,259	5,847	—	68,239	35,969
1,355,520	436,507	171,510	157,046	167,787	1,926,414
18,507	1,878	217	1,959	—	76,535
—	—	—	—	—	—
27	—	30	47	—	—
605,262,103	198,752,337	17,280,006	448,756,475	162,966,799	709,636,104

—	—	266,610	—	—	—
2,681,775	1,376,532	186,546	10,098,837	1,007,763	—
—	459,221	20,029	—	—	1,018,696
820,198	1,588,130	—	—	189,408	—
16,642,412	3,559,827	487,063	5,565,095	—	22,581,145
—	—	—	—	3,139,269	—
—	165,197	—	—	—	48,016

16,446	5,352	1,922	13,127	3,576	17,633
2,925	1,861	4,943	746	1,713	4,911
193,214	73,727	199,287	55,027	57,284	406,604
20,356,970	7,229,847	1,166,400	15,732,832	4,399,013	24,077,005

$884,755,834	$290,067,041	$504,324,781	$596,849,722	$191,995,748	$1,038,472,611
6,718,989	(239,792)	12,477,812	723,574	(281,724)	(1,154,052)
(83,637,505)	(82,781,236)	(499,565,739)	(163,509,388)	(9,055,851)	(166,915,720)
(222,932,185)	(15,523,523)	(1,123,248)	(1,040,265)	(24,090,387)	(184,843,740)
$584,905,133	$191,522,490	$16,113,606	$433,023,643	$158,567,786	$685,559,099

$809,893,775	$204,326,334	$17,289,408	$434,126,941	$185,913,808	$853,947,088
$16,667,119	$3,563,787	$487,439	$5,568,057	—	$22,613,037
$220,914	$679,236	$381,884	—	$6,017	$2,799,743
—	—	—	—	$3,320,554	—

$149,259,520	$41,272,239	$226,784	—	$90,416,804	$58,730,236
13,306,462	5,575,810	38,368	—	8,084,893	7,498,389
$11.22	$7.40	$5.91	—	$11.18	$7.83

$30,037,915	$136,505,718	—	—	$46,974,025	$24,642,400
2,687,807	18,548,407	—	—	4,275,188	3,124,906
$11.18	$7.36	—	—	$10.99	$7.89

$405,607,698	$13,744,533	$15,886,822	$433,023,643	$21,176,957	$602,186,463
36,187,833	1,862,216	2,690,739	53,489,620	1,888,796	77,077,037
$11.21	$7.38	$5.90	$8.10	$11.21	$7.81

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	International Opportunities Trust	International Small Cap Trust	International Small Company Trust	International Value Trust
Investments in unaffiliated issuers, at value	$439,031,566	$88,892,230	$96,023,546	$721,407,895
Investments in affiliated issuers, at value (Note 2)	37,434,590	450,611	310,796	11,861,289
Securities loaned, at value (Note 2)	34,421,812	416,526	293,986	11,160,201
Repurchase agreements, at value (Note 2)	34,936,000	—	183,000	—
Total investments, at value	545,823,968	89,759,367	96,811,328	744,429,385
Cash	761	51,039	689	54,620
Foreign currency, at value	699,568	1,439,584	348,537	555,906
Receivable for investments sold	671,805	—	56,686	421,061
Receivable for fund shares sold	139	3,575	—	9,968
Dividends and interest receivable	1,892,356	115,504	259,136	2,740,890
Receivable for security lending income	19,993	2,295	395	39,929
Receivable due from adviser	—	—	—	—
Other assets	24	—	20	—
Total assets	549,108,614	91,371,364	97,476,791	748,251,759

Liabilities
Payable for investments purchased	4,306,399	1,113,162	79,802	3,523,248
Payable for fund shares repurchased	32,318	7,132	36,966	482,043
Payable upon return of securities loaned (Note 2)	37,419,748	449,600	310,357	11,816,328
Payable for futures variation margin	—	—	—	—
Payable to affiliates
Accounting and legal services fees	12,387	239	217	17,663
Trustees’ fees	3,205	2,908	2,314	5,905
Other liabilities and accrued expenses	258,463	178,515	95,297	492,968
Total liabilities	42,032,520	1,751,556	524,953	16,338,155

Net assets
Capital paid-in	$875,314,257	$310,369,264	$295,946,219	$1,204,740,899
Undistributed net investment income (loss)	4,188,649	1,449,101	1,078,284	12,078,462
Accumulated undistributed net realized gain (loss) on investments	(384,151,483)	(182,957,113)	(154,217,652)	(267,037,268)
Net unrealized appreciation (depreciation) on investments	11,724,671	(39,241,444)	(45,855,013)	(217,868,489)
Net assets	$507,076,094	$89,619,808	$96,951,838	$731,913,604
Investments in unaffiliated issuers, including repurchase agreements, at cost	$496,696,426	$128,588,825	$142,353,508	$950,492,329
Investments in affiliated issuers, at cost	$37,428,708	$450,540	$310,524	$11,850,453
Foreign currency, at cost	$704,777	$1,405,748	$349,625	$556,026

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	$4,055,523	$52,539,340	—	$153,238,690
Shares outstanding	426,182	7,633,914	—	16,478,677
Net asset value, offering price and redemption price per share	$9.52	$6.88	—	$9.30
Series II
Net assets	$33,435,488	$26,649,132	—	$117,203,285
Shares outstanding	3,503,644	3,824,461	—	12,635,510
Net asset value, offering price and redemption price per share	$9.54	$6.97	—	$9.28
Series NAV
Net assets	$469,585,083	$10,431,336	$96,951,838	$461,471,629
Shares outstanding	49,370,696	1,523,336	13,236,274	49,897,951
Net asset value, offering price and redemption price per share	$9.51	$6.85	$7.32	$9.25

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Large Cap Trust	Large Cap Value Trust	Mid Cap Intersection Trust	Mid Cap Stock Trust	Mid Cap Value Equity Trust	Mid Value Trust
$147,004,710	$290,309,456	$12,465,825	$563,649,674	$94,829,095	$539,149,046
4,916,181	15,907,035	341,127	42,465,655	11,253,591	49,522,095
4,696,410	15,254,554	334,723	41,639,522	10,738,284	47,221,731
461,000	657,000	200,000	10,100,000	—	351,000
157,078,301	322,128,045	13,341,675	657,854,851	116,820,970	636,243,872
406	163	56,480	26,502	19,984	—
—	—	—	138,151	—	16,451
917,126	30,290,812	—	12,248,871	170,862	1,912,884
—	122,254	5,206	88,981	—	—
173,448	163,136	16,632	236,009	196,294	785,752
283	2,283	584	61,479	9,011	13,897
—	—	—	—	2	12,598
16	65	—	—	—	—
158,169,580	352,706,758	13,420,577	670,654,844	117,217,123	638,985,454

—	30,792,811	—	10,362,540	—	4,331,398
95,807	—	40	186,122	—	530,933
4,914,175	15,901,297	340,629	42,432,574	11,241,708	49,488,296
—	—	400	—	—	—

1,812	8,780	191	16,565	3,747	26,447
3,579	3,824	2,162	4,189	787	2,242
102,000	81,355	30,321	150,013	17,236	149,759
5,117,373	46,788,067	373,743	53,152,003	11,263,478	54,529,075

$799,490,327	$555,403,549	$148,290,794	$1,010,272,540	$122,871,380	$548,103,984
1,307,021	2,433,648	94,097	101,499	794,328	2,085,944
(623,627,721)	(220,606,911)	(134,678,394)	(410,463,743)	(15,778,442)	(25,916,358)
(24,117,420)	(31,311,595)	(659,663)	17,592,545	(1,933,621)	60,182,809
$153,052,207	$305,918,691	$13,046,834	$617,502,841	$105,953,645	$584,456,379

$176,280,911	$337,535,743	$13,657,882	$597,815,020	$107,510,868	$526,558,666
$4,914,810	$15,903,897	$340,980	$42,446,057	$11,243,723	$49,499,108
—	—	—	$139,531	—	$16,544

$137,061,092	$29,273,907	$84,138 [1]	$169,886,396	—	$195,101,042
15,425,727	2,227,862	11,994	18,883,227	—	25,475,172
$8.89	$13.14	$7.01	$9.00	—	$7.66

$8,593,594	$21,344,183	$3,339,349	$101,799,015	—	$85,757,969
970,014	1,629,622	476,038	11,517,689	—	11,202,802
$8.86	$13.10	$7.01	$8.84	—	$7.66

$7,397,521	$255,300,601	$9,623,347	$345,817,430	$105,953,645	$303,597,368
834,608	19,424,558	1,374,467	38,293,520	13,433,406	39,743,269
$8.86	$13.14	$7.00	$9.03	$7.89	$7.64

1	Net assets and shares outstanding have been rounded for presentation purpose. The net asset value is as reported on June 30, 2009.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	Mutual Shares Trust	Natural Resources Trust	Optimized All Cap Trust	Optimized Value Trust
Investments in unaffiliated issuers, at value	$469,079,894	$195,100,234	$1,100,869,199	$224,135,991
Investments in affiliated issuers, at value (Note 2)	11,520,488	12,883,748	7,734,999	1,833,962
Securities loaned, at value (Note 2)	11,040,451	12,191,375	7,288,036	1,808,108
Repurchase agreements, at value (Note 2)	—	5,100,000	6,692,000	1,160,000
Total investments, at value	491,640,833	225,275,357	1,122,584,234	228,938,061
Cash	163,566	59,717	250	533
Foreign currency, at value	672,126	1,110	—	—
Receivable for investments sold	1,119,360	—	171,788,769	12,742,844
Receivable for forward foreign currency exchange contracts (Note 3)	543,920	—	—	—
Receivable for fund shares sold	—	85,333	—	2,865
Dividends and interest receivable	1,080,676	686,413	1,628,430	235,397
Receivable for security lending income	6,878	8,822	84,741	50,777
Receivable due from adviser	—	—	—	—
Other assets	24	—	143	26
Total assets	495,227,383	226,116,752	1,296,086,567	241,970,503

Liabilities
Due to custodian	—	—	—	—
Capital gains tax withholding	—	—	—	—
Payable for investments purchased	3,909,328	437,694	166,807,785	13,091,442
Payable for forward foreign currency exchange contracts (Note 3)	5,200,518	—	—	—
Payable for fund shares repurchased	761,422	72,827	839,137	29,033
Payable upon return of securities loaned (Note 2)	11,507,399	12,866,689	7,693,130	1,825,380
Options written, at value (Note 3)	98,500	—	—	—
Payable to affiliates
Accounting and legal services fees	13,412	2,174	30,743	4,078
Trustees’ fees	2,217	3,141	7,727	5,116
Other liabilities and accrued expenses	152,965	164,027	338,190	84,960
Total liabilities	21,645,761	13,546,552	175,716,712	15,040,009

Net assets
Capital paid-in	$671,928,021	$398,765,872	$2,198,982,816	$686,465,972
Undistributed net investment income (loss)	5,195,444	990,959	7,185,077	2,611,508
Accumulated undistributed net realized gain (loss) on investments	(79,727,460)	(138,598,054)	(1,050,376,345)	(460,491,762)
Net unrealized appreciation (depreciation) on investments	(123,814,383)	(48,588,577)	(35,421,693)	(1,655,224)
Net assets	$473,581,622	$212,570,200	$1,120,369,855	$226,930,494
Investments in unaffiliated issuers, including repurchase agreements, at cost	$599,203,159	$260,979,658	$1,150,272,058	$228,759,899
Investments in affiliated issuers, at cost	$11,519,309	$12,879,289	$7,733,869	$1,833,386
Foreign currency, at cost	$671,436	$1,116	—	—
Premiums received on written options	$38,123	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	$72,629,304	$13,584,076	$120,053,863	$544,188
Shares outstanding	9,729,404	1,572,203	13,519,444	73,136
Net asset value, offering price and redemption price per share	$7.46	$8.64	$8.88	$7.44
Series II
Net assets	—	$149,141,794	$60,081,845	$12,304,328
Shares outstanding	—	17,465,359	6,774,722	1,643,318
Net asset value, offering price and redemption price per share	—	$8.54	$8.87	$7.49
Series NAV
Net assets	$400,952,318	$49,844,330	$940,234,147	$214,081,978
Shares outstanding	53,712,453	5,861,209	105,503,292	28,767,192
Net asset value, offering price and redemption price per share	$7.46	$8.50	$8.91	$7.44

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Overseas Equity Trust	Pacific Rim Trust	Real Estate Securities Trust	Science and Technology Trust		Small Cap Growth Trust	Small Cap Opportunities Trust
$130,014,691	$86,550,560	$244,548,204	$223,008,787		$241,475,563	$108,507,584
3,364,941	1,133,828	4,093,789	15,373,800		41,251,432	6,340,326
3,206,485	1,072,825	3,981,663	14,983,792		40,418,957	6,130,491
5,679,000	1,412,000	671,000	7,574,000		7,200,000	—
142,265,117	90,169,213	253,294,656	260,940,379		330,345,952	120,978,401
725	216	131	189		13,760	—
573,077	280,110	—	570,042		—	—
2,820,725	673,846	2,244,799	1,883,072		2,111,534	3,323,608
110,002	—	—	—		—	—
—	2,338	—	176,989		32,488	—
416,957	184,176	1,038,063	52,832		40,710	90,995
5,439	238	4,889	9,220		28,318	8,878
—	—	—	—		6	—
3,245	—	—	—		—	—
146,195,287	91,310,137	256,582,538	263,632,723		332,572,768	124,401,882

—	—	—	—		—	1,817,059
112,225	—	—	10,620		—	—
2,469,107	787,536	625,139	1,963,583		2,428,477	—
21,578	—	—	—		—	—
160,761	233,374	492,510	480		99,448	81,675
3,357,830	1,133,410	4,088,581	15,358,607		41,221,255	6,334,054
—	—	—	—		—	—

838	2,562	6,534	3,452		9,365	1,864
3,698	1,492	3,320	1,851		2,636	1,162
207,623	99,800	65,055	87,024		130,876	14,194
6,333,660	2,258,174	5,281,139	17,425,617		43,892,057	8,250,008

$377,625,389	$126,986,377	$574,757,450	$1,224,013,897		$394,798,325	$223,340,700
1,411,461	187,546	7,610,011	127,168		(416,327)	(20,805)
(233,836,736)	(27,680,446)	(307,028,628)		(987,429,333)	(125,597,723)	(99,372,473)
(5,338,487)[1]	(10,441,514)	(24,037,434)	9,495,374	[2]	19,896,436	(7,795,548)
$139,861,627	$89,051,963	$251,301,399	$246,207,106		$288,680,711	$116,151,874

$144,220,783	$99,477,687	$273,241,390	$236,057,885		$269,221,013	$122,437,213
$3,363,883	$1,133,678	$4,090,700	$15,365,011		$41,228,503	$6,336,736
$575,337	$281,851	—	$582,179		—	—
—	—	—	—		—	—

—	$59,289,190	$70,164,241	$196,049,587		$36,171,161	$31,741,242
—	8,919,429	11,152,709	18,209,220		5,482,714	2,613,405
—	$6.65	$6.29	$10.77		$6.60	$12.15

$3,189,681	$21,076,468	$51,973,312	$44,085,083		$26,822,140	$26,840,846
406,344	3,178,437	8,250,654	4,139,287		4,109,664	2,218,264
$7.85	$6.63	$6.30	$10.65		$6.53	$12.10

$136,671,946	$8,686,305	$129,163,846	$6,072,436		$225,687,410	$57,569,786
17,510,113	1,299,034	20,639,687	562,502		34,134,477	4,770,333
$7.81	$6.69	$6.26	$10.80		$6.61	$12.07

1	Net of deferred India withholding taxes of $112,225.
2	Net of deferred India withholding taxes of $10,620.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Smaller Company Growth Trust
Investments in unaffiliated issuers, at value	$333,106,278	$62,602,134	$309,623,296	$91,128,223
Investments in affiliated issuers, at value (Note 2)	29,191,820	12,987,324	27,308,375	4,250,637
Securities loaned, at value (Note 2)	28,196,932	12,628,173	26,458,823	4,100,213
Repurchase agreements, at value (Note 2)	11,440,000	2,441,000	648,000	2,501,000
Total investments, at value	401,935,030	90,658,631	364,038,494	101,980,073
Cash	533	752	519	2,686
Foreign currency, at value	—	—	—	—
Cash held at broker for futures contracts	—	—	—	105,000
Receivable for investments sold	1,238,104	5,149	1,204,236	525,022
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	—
Receivable for fund shares sold	104,890	—	446	—
Dividends and interest receivable	383,246	28,124	302,342	64,328
Receivable for security lending income	12,591	11,025	13,005	11,451
Receivable due from adviser	—	—	248	—
Other assets	—	6	—	—
Total assets	403,674,394	90,703,687	365,559,290	102,688,560

Liabilities
Capital gains tax withholding	—	—	—	—
Payable for investments purchased	826,997	—	1,217,632	347,140
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	—
Payable for fund shares repurchased	246,982	—	39,896	—
Payable upon return of securities loaned (Note 2)	29,166,946	12,976,297	27,286,948	4,246,157
Payable for futures variation margin	—	—	—	480
Payable to affiliates
Accounting and legal services fees	12,129	891	7,096	4,863
Trustees’ fees	2,040	1,416	4,212	350
Other liabilities and accrued expenses	49,896	36,702	112,788	38,621
Total liabilities	30,304,990	13,015,306	28,668,572	4,637,611

Net assets
Capital paid-in	$464,923,734	$153,974,561	$456,044,349	$91,121,351
Undistributed net investment income (loss)	1,558,194	(161,751)	829,009	(342,990)
Accumulated undistributed net realized gain (loss) on investments	(48,118,530)	(69,430,600)	(56,087,414)	(4,613,441)
Net unrealized appreciation (depreciation) on investments	(44,993,994)	(6,693,829)	(63,895,226)	11,886,029
Net assets	$373,369,404	$77,688,381	$336,890,718	$98,050,949
Investments in unaffiliated issuers, including repurchase agreements, at cost	$417,755,608	$84,374,704	$400,637,546	$85,847,121
Investments in affiliated issuers, at cost	$29,173,416	$12,977,756	$27,295,819	$4,248,450
Foreign currency, at cost	—	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	$102,409,659	—	$95,971,783	—
Shares outstanding	8,635,501	—	8,440,409	—
Net asset value, offering price and redemption price per share	$11.86	—	$11.37	—

Series II
Net assets	$37,382,103	—	$77,324,211	—
Shares outstanding	3,160,391	—	6,856,969	—
Net asset value, offering price and redemption price per share	$11.83	—	$11.28	—

Series NAV
Net assets	$233,577,642	$77,688,381	$163,594,724	$98,050,949
Shares outstanding	19,728,188	7,428,909	14,421,432	8,154,688
Net asset value, offering price and redemption price per share	$11.84	$10.46	$11.34	$12.02

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

U.S. Multi Sector Trust	Utilities Trust	Value Trust	Value & Restructuring Trust	Vista Trust
$737,661,815	$133,020,160	$177,940,724	$230,430,868	$90,413,752
2,965,140	5,722,517	6,986,993	12,169,154	12,881,178
2,839,686	5,492,152	6,617,982	11,505,541	12,356,898
25,802,000	794,000	—	1,224,000	1,449,000
769,268,641	145,028,829	191,545,699	255,329,563	117,100,828
460	615	21,054	910	875
—	2,825	—	—	—
1,863,000	—	—	—	—
—	248,843	991,472	123,712	71,154
—	44,433	—	—	512
—	38,485	13,647	—	—
972,499	886,896	262,853	498,474	29,846
15,429	1,387	1,624	7,283	11,776
—	—	—	—	—
—	6	—	34	—
772,120,029	146,252,319	192,836,349	255,959,976	117,214,991

—	10,314	—	—	—
—	125,880	966,472	—	606,631
—	616,709	—	—	—
—	6,197	343,579	—	—
2,961,232	5,720,131	6,979,379	12,159,800	12,870,351
98,325	—	—	—	—

23,210	3,534	5,951	5,775	3,506
3,554	1,934	1,323	2,625	806
121,110	78,150	37,580	75,192	27,320
3,207,431	6,562,849	8,334,284	12,243,392	13,508,614

$1,052,705,929	$194,266,383	$285,255,215	$443,567,274	$113,217,388
6,008,434	4,133,115	1,246,362	2,194,807	(29,921)
(242,238,367)	(37,261,832)	(77,273,184)	(148,599,941)	(17,893,943)
(47,563,398)	(21,448,196)[1]	(24,726,328)	(53,445,556)	8,412,853
$768,912,598	$139,689,470	$184,502,065	$243,716,584	$103,706,377

$813,436,374	$160,208,408	$209,290,986	$296,611,104	$95,813,802
$2,963,201	$5,721,447	$6,981,041	$12,165,838	$12,874,802
—	$2,838	—	—	—

—	$95,876,280	$148,648,655	—	—
—	10,728,386	13,852,851	—	—
—	$8.94	$10.73	—	—

—	$29,029,544	$26,094,733	—	—
—	3,271,455	2,439,974	—	—
—	$8.87	$10.69	—	—

$768,912,598	$14,783,646	$9,758,677	$243,716,584	$103,706,377
81,017,900	1,655,662	910,092	26,115,209	11,958,526
$9.49	$8.93	$10.72	$9.33	$8.67

1	Net of deferred India withholding taxes of $10,314.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	All Cap Core Trust	All Cap Growth Trust	All Cap Value Trust	Alpha Opportunities Trust
Dividends	$3,924,269	$979,226	$598,276	$3,174,061
Securities lending	141,823	4,052	19,556	144,917
Interest	14,566	1,155	279	22,945
Income from affiliated issuers	7,410	474	333	—
Income distributions received from affiliated underlying funds	—	—	—	—
Less foreign taxes withheld	—	(6,525)	(4,537)	(50,202
Total investment income	4,088,068	978,382	613,907	3,291,721

Expenses
Investment management fees (Note 6)	1,231,355	412,291	310,612	1,995,864
Series I distribution and service fees (Note 6)	19,077	21,140	8,310	—
Series II distribution and service fees (Note 6)	9,724	14,283	34,748	—
Series III distribution and service fees (Note 6)	—	—	—	—
Accounting and legal services fees (Note 6)	25,342	7,659	7,095	42,705
Audit and legal fees	19,788	15,948	14,347	12,637
Printing and postage fees (Note 6)	24,075	7,777	3,431	8,025
Custodian fees	33,694	22,454	13,998	160,032
Trustees’ fees (Note 7)	8,829	3,108	1,748	6,776
Registration and filing fees	7,092	2,427	1,157	4,525
Miscellaneous	2,496	617	366	1,689
Total expenses	1,381,472	507,704	395,812	2,232,253
Net expense reduction (Note 6)	—	—	—	—
Net expenses	1,381,472	507,704	395,812	2,232,253
Net investment income (loss)	2,706,596	470,678	218,095	1,059,468

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(84,367,320)	(13,754,646)	(7,261,972)	23,170,419
Investments in affiliated issuers	—	35	(1,978)	8,139
Capital gain distributions received from affiliated underlying funds	—	—	—	—
Futures contracts	3,209,139	—	—	—
Foreign currency transactions	—	(1,512)	49	(14,776)
	(81,158,181)	(13,756,123)	(7,263,901)	23,163,782

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	84,253,635	15,203,691	9,376,635	43,731,944
Investments in affiliated issuers	3,268	468	1,349	12,665
Futures contracts	(2,160,177)	—	—	—
Translation of assets and liabilities in foreign currencies	—	1,320	(139)	254
	82,096,726	15,205,479	9,377,845	43,744,863
Net realized and unrealized gain (loss)	938,545	1,449,356	2,113,944	66,908,645

Increase (decrease) in net assets from operations	$3,645,141	$1,920,034	$2,332,039	$67,968,113

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

American Asset Allocation Trust	American Blue Chip Income and Growth Trust	American Bond Trust	American Diversified Growth & Income Trust	American Fundamental Holdings Trust	American Global Diversification Trust
$7,748,931	$800,147	$6,083,859	—	$5,092,520	$3,665,824
—	—	—	—	—	—
703	—	—	—	—	—
—	—	—	—	—	—
—	—	—	$3,959	—	—
—	—	—	—	—	—
7,749,634	800,147	6,083,859	3,959	5,092,520	3,665,824

—	—	—	159	168,632	132,620
192,813	46,294	27,404	234	209	261
3,606,446	254,219	2,431,253	1,858	2,809,876	2,282,185
80,382	42,166	52,548	89	31,474	80
102,157	10,179	59,794	66	72,478	55,524
15,788	12,448	17,990	14,384	12,805	12,568
30,509	4,525	32,706	21	8,288	8,265
5,819	5,819	5,819	4,988	5,819	5,819
16,132	1,839	11,963	12	11,236	9,166
9,232	1,879	9,112	670	7,327	6,695
2,553	901	1,928	1,802	2,450	2,605
4,061,831	380,269	2,650,517	24,283	3,130,594	2,515,788
(17,279)	—	—	(21,885)	(168,632)	(132,619)
4,044,552	380,269	2,650,517	2,398	2,961,962	2,383,169
3,705,082	419,878	3,433,342	1,561	2,130,558	1,282,655

(10,408,223)	(6,214,652)	(8,140,937)	(19,726)	(362,599)	(4,001,497)
—	—	—	—	—	—
—	—	—	280	692,362	—
—	—	—	—	—	—
—	—	—	—	—	—
(10,408,223)	(6,214,652)	(8,140,937)	(19,446)	329,763	(4,001,497)
86,960,852	11,815,781	44,052,472	85,575	86,088,116	94,791,179
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
86,960,852	11,815,781	44,052,472	85,575	86,088,116	94,791,179
76,552,629	5,601,129	35,911,535	66,129	86,417,879	90,789,682

$80,257,711	$6,021,007	$39,344,877	$67,690	$88,548,437	$92,072,337

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	American Global Growth Trust	American Global Small Capitalization Trust	American Growth Trust	American Growth- Income Trust
Dividends	$619,136	—	$2,929,229	$4,656,816
Securities lending	—	—	—	—
Interest	—	—	—	959
Income from affiliated issuers	—	—	—	—
Less foreign taxes withheld	—	—	—	—
Total investment income	619,136	—	2,929,229	4,657,775

Expenses
Investment management fees (Note 6)	—	—	—	—
Series I distribution and service fees (Note 6)	—	—	212,631	250,198
Series II distribution and service fees (Note 6)	545,909	$183,703	3,542,417	2,965,439
Series III distribution and service fees (Note 6)	716	14,549	25,389	32,317
Accounting and legal services fees (Note 6)	13,581	4,914	92,586	79,579
Audit and legal fees	12,068	11,339	24,740	23,656
Printing and postage fees (Note 6)	6,477	2,133	45,325	42,052
Custodian fees	5,819	5,819	5,819	5,819
Trustees’ fees (Note 7)	2,424	940	16,480	14,926
Registration and filing fees	2,643	1,522	12,625	12,153
Miscellaneous	1,698	1,467	1,702	1,538
Total expenses	591,335	226,386	3,979,714	3,427,677
Net expense reduction (Note 6)	(21,438)	(17,690)	—	—
Net expenses	569,897	208,696	3,979,714	3,427,677
Net investment income (loss)	49,239	(208,696)	(1,050,485)	1,230,098

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(10,548,611)	(10,905,168)	(46,236,425)	(38,582,189)
Investments in affiliated issuers	—	—	—	—
Capital gain distributions received from affiliated underlying funds	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
	(10,548,611)	(10,905,168)	(46,236,425)	(38,582,189)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	30,156,367	27,056,373	172,589,382	111,299,277
Investments in affiliated issuers	—	—	—	—
Futures contracts	—	—	—	—
Translation of assets and liabilities in foreign currencies	—	—	—	—
	30,156,367	27,056,373	172,589,382	111,299,277
Net realized and unrealized gain (loss)	19,607,756	16,151,205	126,352,957	72,717,088

Increase (decrease) in net assets from operations	$19,656,995	$15,942,509	$125,302,472	$73,947,186

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

American High Income Bond Trust	American International Trust	American New World Trust	Balanced Trust	Blue Chip Growth Trust	Capital Appreciation Trust
$579,639	$1,989,097	$180,622	$14,991	$7,141,832	$4,755,609
—	—	—	—	189,318	53,399
—	—	—	18,651	27,070	4,721
—	—	—	—	17,154	1,077
—	—	—	(101)	(73,957)	(171,793)
579,639	1,989,097	180,622	33,541	7,301,417	4,643,013

—	—	—	12,209	5,613,018	2,684,266
—	210,605	139	2	68,296	27,992
151,053	2,284,847	160,343	—	127,937	66,621
295	629	439	—	—	—
3,632	62,351	3,835	165	113,399	64,325
11,356	20,290	11,301	6,748	45,017	22,808
1,565	30,920	1,995	363	84,030	33,578
5,819	5,819	5,819	2,000	98,494	28,975
648	10,779	698	318	29,337	13,237
1,158	8,807	1,491	202	23,128	9,236
974	1,520	1,465	—	4,739	6,023
176,500	2,636,567	187,525	22,007	6,207,395	2,957,061
(18,175)	—	(18,765)	(469)	(204,227)	—
158,325	2,636,567	168,760	21,538	6,003,168	2,957,061
421,314	(647,470)	11,862	12,003	1,298,249	1,685,952

(1,816,131)	(25,490,672)	(5,471,895)	(15,764)	(229,706,782)	(58,423,451)
—	—	—	—	—	15,319
—	4,143,951	—	—	—	—
—	—	—	161,315	—	—
—	—	—	(15)	23,430	415
(1,816,131)	(21,346,721)	(5,471,895)	145,536	(229,683,352)	(58,407,717)
8,291,798	121,591,179	13,371,759	164,816	394,207,537	162,540,864
—	—	—	—	7,486	12,866
—	—	—	(60,690)	—	—
—	—	—	1	1,287	—
8,291,798	121,591,179	13,371,759	104,127	394,216,310	162,553,730
6,475,667	100,244,458	7,899,864	249,663	164,532,958	104,146,013

$6,896,981	$99,596,988	$7,911,726	$261,666	$165,831,207	$105,831,965

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	Capital Appreciation Value Trust	Core Allocation Trust	Core Allocation Plus Trust	Core Balanced Trust
Dividends	$2,219,522	—	$742,859	—
Securities lending	12,769	—	37,324	—
Interest	1,471,031	—	589,620	—
Income from affiliated issuers	105	—	—	—
Less foreign taxes withheld	(33,074)	—	(23,669)	—
Total investment income	3,670,353	—	1,346,134	—

Expenses
Investment management fees (Note 6)	1,005,372	$354	523,529	$495
Series I distribution and service fees (Note 6)	98	23	3,803	16
Series II distribution and service fees (Note 6)	264,438	1,659	118,247	2,397
Series III distribution and service fees (Note 6)	—	—	—	—
Accounting and legal services fees (Note 6)	20,609	—	11,288	2
Audit and legal fees	18,451	6,623	22,594	6,623
Printing and postage fees (Note 6)	3,104	—	2,044	5
Custodian fees	34,829	2,000	114,344	2,000
Trustees’ fees (Note 7)	2,169	13	1,593	17
Registration and filing fees	5,649	—	713	—
Miscellaneous	165	6	1,447	—
Total expenses	1,354,884	10,678	799,602	11,555
Net expense reduction (Note 6)	(43,261)	(8,501)	—	(8,450)
Net expenses	1,311,623	2,177	799,602	3,105
Net investment income (loss)	2,358,730	(2,177)	546,532	(3,105)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(7,035,592)	2,919	(575,961)	—
Investments in affiliated issuers	867	—	—	—
Capital gain distributions received from affiliated underlying funds	—	—	—	—
Futures contracts	—	—	1,912,587	—
Options written	(33,153)	—	(68,098)	—
Swap contracts	—	—	(525)	—
Foreign currency transactions	(14,792)	—	(313,929)	—
	(7,082,670)	2,919	954,074	—

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	38,121,603	—	14,063,037 [1]	—
Investments in affiliated issuers	261	53,880	1,121	103,609
Futures contracts	—	—	(316,849)	—
Options written	32,944	—	(200,261)	—
Swap contracts	—	—	(4,687)	—
Translation of assets and liabilities in foreign currencies	127	—	(72,644)	—
	38,154,935	53,880	13,469,717	103,609
Net realized and unrealized gain (loss)	31,072,265	56,799	14,423,791	103,609

Increase (decrease) in net assets from operations	$33,430,995	$54,622	$14,970,323	$100,504

1	Net of $109,774 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Core Disciplined Diversification Trust[1]	Core Fundamental Holdings Trust	Core Global Diversification Trust	Disciplined Diversification Trust	Emerging Markets Value Trust	Emerging Small Company Trust
—	$56,871	$37,112	$2,231,552	$7,184,676	$337,846
—	—	—	53,592	329,589	127,566
—	—	—	522,626	—	3,200
—	—	—	50	—	2,048
—	—	—	(153,140)	(466,390)	(2,450)
—	56,871	37,112	2,654,680	7,047,875	468,210

$659	970	671	657,153	2,579,453	466,244
—	—	—	180	881	18,864
3,295	9,636	7,180	210,259	—	23,811
—	283	55	—	—	—
—	33	2	16,816	56,994	9,248
6,623	6,648	6,623	20,105	17,426	14,943
6	83	5	2,667	12,911	4,827
2,000	2,000	2,000	57,119	223,173	17,941
15	74	20	2,433	8,130	2,154
—	41	1	711	4,654	1,600
—	—	—	1,539	4,802	552
12,598	19,768	16,557	968,982	2,908,424	560,184
(8,382)	(8,879)	(8,651)	(149,629)	—	—
4,216	10,889	7,906	819,353	2,908,424	560,184
(4,216)	45,982	29,206	1,835,327	4,139,451	(91,974)

—	—	11,285	(3,179,483)	1,042,260	(23,312,003)
5,700	—	—	1,469	(13,526)	3,958
—	58,152	40,270	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	(26,624)	(839,703)	(8,468)
5,700	58,152	51,555	(3,204,638)	189,031	(23,316,513)
—	(61,550)	15,868	24,150,192 [1]	288,801,364 [2]	30,944,592
153,432	66,488	43,718	3,268	22,041	8,490
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	(7,991)	33,641	180
153,432	4,938	59,586	24,145,469	288,857,046	30,953,262
159,132	63,090	111,141	20,940,831	289,046,077	7,636,749

$154,916	$109,072	$140,347	$22,776,158	$293,185,528	$7,544,775

1	Net of $54,855 increase in deferred India foreign withholding taxes.
2	Net of $4,177,037 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	Equity-Income Trust	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental Value Trust
Dividends	$23,246,517	$827,857	$17,428,704	$13,554,690
Securities lending	575,790	18,102	—	351,913
Interest	359,175	3,606	—	1,153,293
Income from affiliated issuers	28,094	6	—	22,612
Less foreign taxes withheld	(161,396)	(15,939)	—	(221,054)
Total investment income	24,048,180	833,632	17,428,704	14,861,454

Expenses
Investment management fees (Note 6)	5,539,632	308,952	243,546	5,125,984
Series I distribution and service fees (Note 6)	74,438	7,943	4,722	90,871
Series II distribution and service fees (Note 6)	163,589	29,728	1,341,898	330,376
Accounting and legal services fees (Note 6)	125,413	6,896	96,157	122,738
Audit and legal fees	33,060	15,270	32,098	25,698
Printing and postage fees (Note 6)	61,756	3,543	42,322	57,733
Custodian fees	110,107	8,293	5,040	151,754
Trustees’ fees (Note 7)	22,272	2,289	18,698	22,126
Registration and filing fees	16,864	1,424	12,147	15,419
Miscellaneous	2,244	681	3,291	3,587
Tax expenses	—	—	—	—
Total expenses	6,149,375	385,019	1,799,919	5,946,286
Net expense reduction (Note 6)	(202,760)	—	(314,842)	—
Net expenses	5,946,615	385,019	1,485,077	5,946,286
Net investment income (loss)	18,101,565	448,613	15,943,627	8,915,168

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(112,263,555)	(10,025,286)	(30,800,303)	(176,382,596)
Investments in affiliated issuers	5,418	927	—	17,204
Futures contracts	—	—	—	—
Options written	—	—	—	—
Foreign currency transactions	8,234	(4,005)	—	(34,453)
	(112,249,903)	(10,028,364)	(30,800,303)	(176,399,845)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	176,230,180	17,895,141	(518,847,299)	258,544,856
Investments in affiliated issuers	42,444	1,620	624,246,012	14,510
Futures contracts	—	—	—	—
Options written	—	—	—	—
Translation of assets and liabilities in foreign currencies	4,928	1,539	—	5,826
	176,277,552	17,898,300	105,398,713	258,565,192
Net realized and unrealized gain (loss)	64,027,649	7,869,936	74,598,410	82,165,347

Increase (decrease) in net assets from operations	$82,129,214	$8,318,549	$90,542,037	$91,080,515

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Global Trust	Global Allocation Trust	Global Real Estate Trust	Growth Equity	Health Sciences Trust	International Core Trust
$9,412,560	$1,939,637	$5,188,100	$2,210,159	$717,106	$15,324,660
400,183	56,129	120,444	10,085	—	845,341
45,201	628,977	269,995	2,689	4,916	3,766
5,187	122	4,445	481	—	4,267
(744,931)	(134,491)	(183,107)	(23,408)	(53,327)	(1,456,901)
9,118,200	2,490,374	5,399,877	2,200,006	668,695	14,721,133

2,145,127	746,151	961,762	1,384,325	802,813	2,809,979
31,915	9,705	35	—	21,686	13,786
35,143	155,647	—	—	57,744	28,318
46,565	15,491	20,204	33,980	12,884	55,356
18,863	16,425	18,078	18,439	15,499	25,955
21,801	8,459	16,718	8,623	7,070	34,902
141,320	70,992	155,055	21,183	63,077	298,160
9,423	3,962	7,213	5,239	3,558	12,229
6,418	2,767	5,455	2,625	2,315	9,586
2,573	860	4,543	1,786	1,358	6,134
—	—	232,556	—	—	—
2,459,148	1,030,459	1,421,619	1,476,200	988,004	3,294,405
(60,321)	—	—	—	(37,585)	—
2,398,827	1,030,459	1,421,619	1,476,200	950,419	3,294,405
6,719,373	1,459,915	3,978,258	723,806	(281,724)	11,426,728

(26,955,922)	(37,769,123)	(279,641,880)	(69,975,591)	(5,736,282)	(125,902,845)
24,707	3,960	376	—	—	31,892
—	870,492	—	—	—	(2,608,189)
—	—	—	—	1,152,673	—
63,218	490,972	(5,898,466)	—	(9,446)	2,838,613
(26,867,997)	(36,403,699)	(285,539,970)	(69,975,591)	(4,593,055)	(125,640,529)
57,737,856	49,319,753	178,321,718	111,551,522	15,654,532	124,518,613
6,319	2,033	196	1,180	—	10,953
—	295,031	—	—	—	900,521
—	—	—	—	1,784,653	—
46,219	(277,817)	11,581,577	—	2,582	(12,184,049)
57,790,394	49,339,000	189,903,491	111,552,702	17,441,767	113,246,038
30,922,397	12,935,301	(95,636,479)	41,577,111	12,848,712	(12,394,491)

$37,641,770	$14,395,216	($91,658,221)	$42,300,917	$12,566,988	($967,763)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	International Opportunities Trust	International Small Cap Trust	International Small Company Trust	International Value Trust
Dividends	$6,842,467	$2,464,526	$2,124,561	$16,189,938
Securities lending	211,319	83,279	53,738	928,920
Interest	8,377	11,968	1,076	23,351
Income from affiliated issuers	4,223	1,103	2,644	9,257
Less foreign taxes withheld	(585,656)	(247,374)	(193,365)	(1,655,629)
Total investment income	6,480,730	2,313,502	1,988,654	15,495,837

Expenses
Investment management fees (Note 6)	2,096,444	695,609	669,290	2,922,801
Series I distribution and service fees (Note 6)	809	11,537	—	36,135
Series II distribution and service fees (Note 6)	35,437	27,482	—	134,047
Accounting and legal services fees (Note 6)	41,821	10,350	9,981	61,629
Audit and legal fees	20,904	19,862	15,902	27,414
Printing and postage fees (Note 6)	22,526	12,413	8,579	40,363
Custodian fees	90,001	78,889	51,356	240,096
Trustees’ fees (Note 7)	8,439	4,286	3,937	13,930
Registration and filing fees	6,523	3,526	2,907	11,093
Miscellaneous	2,124	1,094	2,611	3,541
Total expenses	2,325,028	865,048	764,563	3,491,049
Net expense reduction (Note 6)	—	—	—	(74,225)
Net expenses	2,325,028	865,048	764,563	3,416,824
Net investment income (loss)	4,155,702	1,448,454	1,224,091	12,079,013

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(134,263,079)	(155,977,717)	(150,832,497)	(259,629,064)
Investments in affiliated issuers	—	940	167	(34,125)
Futures contracts	—	—	—	—
Foreign currency transactions	185,249	(448,091)	94,611	(540,483)
	(134,077,830)	(156,424,868)	(150,737,719)	(260,203,672)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	189,060,508	157,662,178	139,504,203	276,628,944
Investments in affiliated issuers	5,882	71	272	10,836
Futures contracts	—	—	—	—
Translation of assets and liabilities in foreign currencies	130,576	(57,895)	(1,596)	104,390
	189,196,966	157,604,354	139,502,879	276,744,170
Net realized and unrealized gain (loss)	55,119,136	1,179,486	(11,234,840)	16,540,498

Increase (decrease) in net assets from operations	$59,274,838	$2,627,940	($10,010,749)	$28,619,511

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Large Cap Trust	Large Cap Value Trust	Mid Cap Intersection Trust	Mid Cap Stock Trust	Mid Cap Value Equity Trust	Mid Value Trust
$2,162,273	$3,719,095	$289,593	$2,452,896	$1,134,340	$3,598,702
5,618	23,583	14,464	424,797	53,953	61,236
842	553	164	12,108	7,426	162,690
1,390	2,887	—	14,206	294	2,116
—	—	—	(22,949)	(6,023)	(19,029)
2,170,123	3,746,118	304,221	2,881,058	1,189,990	3,805,715

737,808	1,181,035	156,039	2,429,248	351,590	1,519,044
32,364	7,611	16	41,764	—	20,996
10,256	26,010	3,580	121,919	—	40,186
14,595	24,994	2,832	50,818	7,923	34,592
19,767	17,922	15,761	24,625	14,082	15,870
15,950	16,989	5,797	28,931	2,579	7,204
18,292	17,001	17,557	62,285	16,059	36,197
5,998	6,741	2,368	10,277	1,713	5,289
4,635	5,034	2,532	8,049	1,140	2,319
4,638	9,073	1,644	1,643	523	39,923
864,303	1,312,410	208,126	2,779,559	395,609	1,721,620
—	—	—	—	—	(66,779)
864,303	1,312,410	208,126	2,779,559	395,609	1,654,841
1,305,820	2,433,708	96,095	101,499	794,381	2,150,874

(126,099,697)	(67,470,916)	(39,794,835)	(116,011,214)	(5,583,826)	(6,579,673)
635	2,600	351	13,482	2,015	10,812
—	—	(7,496)	—	—	—
—	—	—	(121,320)	656	3,687
(126,099,062)	(67,468,316)	(39,801,980)	(116,119,052)	(5,581,155)	(6,565,174)
109,049,658	50,151,766	29,435,168	135,802,411	20,446,303	85,412,162
1,371	3,138	147	19,598	9,868	22,987
—	—	(2,476)	—	—	—
—	—	—	(649)	—	(3,373)
109,051,029	50,154,904	29,432,839	135,821,360	20,456,171	85,431,776
(17,048,033)	(17,313,412)	(10,369,141)	19,702,308	14,875,016	78,866,602

($15,742,213)	($14,879,704)	($10,273,046)	$19,803,807	$15,669,397	$81,017,476

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	Mutual Shares Trust	Natural Resources Trust	Optimized All Cap Trust	Optimized Value Trust
Dividends	$6,549,236	$2,846,926	$10,797,969	$3,385,862
Securities lending	282,625	92,224	427,345	187,745
Interest	961,306	8,537	5,138	4,559
Income from affiliated issuers	—	3,467	10,161	38
Less foreign taxes withheld	(450,659)	(283,567)	(84,318)	(15,872)
Total investment income	7,342,508	2,667,587	11,156,295	3,562,332

Expenses
Investment management fees (Note 6)	1,924,492	1,392,272	3,556,911	879,892
Series I distribution and service fees (Note 6)	9,893	3,663	28,645	102
Series II distribution and service fees (Note 6)	—	155,133	71,881	14,769
Accounting and legal services fees (Note 6)	35,816	21,247	91,892	19,769
Audit and legal fees	29,070	21,683	50,752	19,119
Printing and postage fees (Note 6)	14,211	19,892	20,998	20,097
Custodian fees	105,808	51,125	64,922	23,388
Trustees’ fees (Note 7)	7,403	6,799	18,055	7,547
Registration and filing fees	4,744	5,801	13,179	5,788
Miscellaneous	3,317	2,492	5,353	1,766
Total expenses	2,134,754	1,680,107	3,922,588	992,237
Net expense reduction (Note 6)	(378)	—	—	—
Net expenses	2,134,376	1,680,107	3,922,588	992,237
Net investment income (loss)	5,208,132	987,480	7,233,707	2,570,095

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(29,116,526)	(115,786,532)	(285,377,431)	(103,883,147)
Investments in affiliated issuers	(11,910)	12,599	40,739	(8,006)
Futures contracts	—	—	—	1,395,414
Options written	32,590	—	—	—
Foreign currency transactions	449,972	(72,276)	4,055	634
	(28,645,874)	(115,846,209)	(285,332,637)	(102,495,105)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	52,804,446	155,236,371	313,239,009	87,294,020
Investments in affiliated issuers	1,179	4,459	1,130	576
Options written	(83,826)	—	—	—
Translation of assets and liabilities in foreign currencies	(4,698,342)	(3,043)	(1,126)	(185)
	48,023,457	155,237,787	313,239,013	87,294,411
Net realized and unrealized gain (loss)	19,377,583	39,391,578	27,906,376	(15,200,694)

Increase (decrease) in net assets from operations	$24,585,715	$40,379,058	$35,140,083	($12,630,599)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Overseas Equity Trust	Pacific Rim Trust	Real Estate Securities Trust	Science and Technology Trust	Small Cap Growth Trust	Small Cap Opportunities Trust
$2,919,536	$1,028,450	$8,258,732	$1,258,371	$759,930	$683,281
131,885	7,209	50,937	76,207	273,270	62,003
50,423	432	626	15,309	10,169	572
588	—	3,285	1,560	4,779	2,755
(279,848)	(70,164)	—	(20,104)	—	(159)
2,822,584	965,927	8,313,580	1,331,343	1,048,148	748,452

902,680	294,340	835,433	1,067,780	1,323,370	582,963
—	12,604	17,092	41,041	7,817	7,388
3,792	20,590	60,888	43,405	30,714	29,970
13,820	6,693	21,673	18,262	22,832	8,859
19,393	15,304	18,793	17,098	17,534	17,174
13,478	3,635	13,956	8,730	9,785	71,225
154,099	26,047	15,801	26,247	41,671	88,271
5,622	2,326	5,213	4,403	4,971	2,767
4,286	1,453	4,089	2,918	3,063	2,896
2,430	3,435	1,406	353	2,718	679
1,119,600	386,427	994,344	1,230,237	1,464,475	812,192
—	—	—	(26,062)	—	(44,417)
1,119,600	386,427	994,344	1,204,175	1,464,475	767,775
1,702,984	579,500	7,319,236	127,168	(416,327)	(19,323)

(117,291,015)	(7,892,635)	(128,441,446)	(34,923,148)	(32,664,094)	(27,306,521)
6,052	(268)	2,119	6,405	7,249	2,682
—	—	—	—	—	—
—	—	—	—	—	—
519,844	(52,861)	—	(7,590)	—	4,612
(116,765,119)	(7,945,764)	(128,439,327)	(34,924,333)	(32,656,845)	(27,299,227)
97,538,638 [1]	15,984,305	88,640,012	90,988,737 [2]	56,565,344	27,353,436
1,058	150	3,089	8,789	22,929	3,590
—	—	—	—	—	—
(182,416)	(14,153)	—	2,011	—	—
97,357,280	15,970,302	88,643,101	90,999,537	56,588,273	27,357,026
(19,407,839)	8,024,538	(39,796,226)	56,075,204	23,931,428	57,799

($17,704,855)	$8,604,038	($32,476,990)	$56,202,372	$23,515,101	$38,476

1	Net of $112,225 increase in deferred India foreign withholding taxes.
2	Net of $10,620 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Smaller Company Growth Trust
Dividends	$3,262,499	$257,648	$3,328,120	$297,877
Securities lending	105,825	113,231	134,572	22,612
Interest	3,652	833	18,072	1,125
Income from affiliated issuers	8,234	6,076	16,775	—
Less foreign taxes withheld	(2,645)	—	(1,606)	(134)
Total investment income	3,377,565	377,788	3,495,933	321,480

Expenses
Investment management fees (Note 6)	1,627,418	490,793	1,830,006	499,516
Series I distribution and service fees (Note 6)	22,444	—	23,145	—
Series II distribution and service fees (Note 6)	43,558	—	89,908	—
Accounting and legal services fees (Note 6)	28,781	7,094	29,264	5,829
Audit and legal fees	16,910	14,882	18,938	16,521
Printing and postage fees (Note 6)	11,467	6,013	18,851	2,208
Custodian fees	42,082	15,015	53,002	187,852
Trustees’ fees (Note 7)	5,605	2,576	7,527	2,011
Registration and filing fees	3,546	1,817	5,410	4,525
Miscellaneous	1,218	1,349	931	107
Total expenses	1,803,029	539,539	2,076,982	718,569
Net expense reduction (Note 6)	—	—	(84,765)	(54,483)
Net expenses	1,803,029	539,539	1,992,217	664,086
Net investment income (loss)	1,574,536	(161,751)	1,503,716	(342,606)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(28,567,036)	(47,321,224)	(48,716,980)	(1,993,879)
Investments in affiliated issuers	6,471	1,459	8,871	2,293
Futures contracts	—	—	—	(229,132)
Foreign currency transactions	—	—	(3,440)	9
	(28,560,565)	(47,319,765)	(48,711,549)	(2,220,709)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	51,029,138	45,404,709	22,918,712	15,407,524
Investments in affiliated issuers	18,404	9,568	12,556	2,187
Futures contracts	—	—	—	(139,493)
Translation of assets and liabilities in foreign currencies	—	—	(355)	—
	51,047,542	45,414,277	22,930,913	15,270,218
Net realized and unrealized gain (loss)	22,486,977	(1,905,488)	(25,780,636)	13,049,509

Increase (decrease) in net assets from operations	$24,061,513	($2,067,239)	($24,276,920)	$12,706,903

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

U.S. Multi Sector Trust	Utilities Trust	Value Trust	Value & Restructuring Trust	Vista Trust
$8,541,750	$5,313,101	$1,938,571	$3,256,676	$250,542
77,322	74,775	38,555	41,778	65,798
9,331	179,180	5,148	1,063	1,068
2,400	133	—	2,791	315
—	(203,180)	—	(41,899)	(6,979)
8,630,803	5,364,009	1,982,274	3,260,409	310,744

2,426,434	535,874	614,688	982,108	358,392
—	22,141	32,770	—	—
—	34,380	30,717	—	—
57,062	11,071	15,377	20,634	7,734
30,034	15,173	15,844	22,732	14,173
18,678	6,691	7,816	12,408	2,617
67,547	51,647	12,196	15,964	19,571
10,916	3,322	3,198	5,095	1,711
8,780	2,362	2,561	3,814	950
2,121	3,968	696	2,804	78
2,621,572	686,629	735,863	1,065,559	405,226
—	—	—	—	—
2,621,572	686,629	735,863	1,065,559	405,226
6,009,231	4,677,380	1,246,411	2,194,850	(94,482)

(41,985,914)	(23,506,911)	(33,235,663)	(72,055,535)	(9,689,897)
1,969	1,316	1,662	(6,038)	4,451
3,296,594	—	—	—	—
—	660,700	—	(9,057)	(96,303)
(38,687,351)	(22,844,895)	(33,234,001)	(72,070,630)	(9,781,749)
69,087,126	32,244,828 [1]	47,989,462	86,548,466	15,376,396
1,939	1,070	5,952	3,316	6,376
(468,049)	—	—	—	—
(355)	(1,077,172)	—	5,127	65,369
68,620,661	31,168,726	47,995,414	86,556,909	15,448,141
29,933,310	8,323,831	14,761,413	14,486,279	5,666,392

$35,942,541	$13,001,211	$16,007,824	$16,681,129	$5,571,910

1	Net of $10,314 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	All Cap Core Trust		All Cap Growth Trust		All Cap Value Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$2,706,596	$9,814,479	$470,678	$620,590	$218,095	$700,976
Net realized gain (loss)	(81,158,181)	(350,398,497)	(13,756,123)	(64,670,409)	(7,263,901)	(9,042,887)
Change in net unrealized appreciation (depreciation)	82,096,726	(77,032,654)	15,205,479	(87,392,575)	9,377,845	(27,120,881)
Increase (decrease) in net assets resulting from operations	3,645,141	(417,616,672)	1,920,034	(151,442,394)	2,332,039	(35,462,792)
Distributions to shareholders
From net investment income
Series I	(383,659)	(2,052,597)	(32,287)	(426,567)	(58,788)	(387,321)
Series II	(36,298)	(179,003)	(581)	(19,652)	(40,920)	(222,181)
Series NAV	(997,598)	(8,268,518)	(489)	(5,216)	(24,348)	(137,699)
From net realized gain
Series I	—	—	—	—	—	(1,259,274)
Series II	—	—	—	—	—	(1,053,978)
Series NAV	—	—	—	—	—	(374,762)
Total distributions	(1,417,555)	(10,500,118)	(33,357)	(451,435)	(124,056)	(3,435,215)
From Fund share transactions (Note 8)	(93,528,962)	(135,423,005)	(10,637,060)	(120,485,494)	(5,397,562)	(16,317,964)
Total increase (decrease)	(91,301,376)	(563,539,795)	(8,750,383)	(272,379,323)	(3,189,579)	(55,215,971)
Net assets
Beginning of period	390,107,565	953,647,360	107,837,532	380,216,855	77,872,776	133,088,747
End of period	$298,806,189	$390,107,565	$99,087,149	$107,837,532	$74,683,197	$77,872,776

Undistributed net investment income (loss)	$2,720,569	$1,431,528	$470,539	$33,218	$218,019	$123,980

	Alpha Opportunities Trust		American Asset Allocation Trust		American Blue Chip Income and Growth Trust
Increase (decrease) in net assets	Six months ended 6/30/09 [1] (Unaudited)	Year ended 12/31/08 [2]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08 [3]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08 [4]
From operations
Net investment income (loss)	$1,059,468	$398,722	$3,705,082	$22,874,977	$419,878	$2,329,550
Net realized gain (loss)	23,163,782	(20,817,358)	(10,408,223)	27,805,706	(6,214,652)	7,761,837
Change in net unrealized appreciation (depreciation)	43,744,863	2,018,702	86,960,852	(317,378,019)	11,815,781	(71,467,651)
Increase (decrease) in net assets resulting from operations	67,968,113	(18,399,934)	80,257,711	(266,697,336)	6,021,007	(61,376,264)
Distributions to shareholders
From net investment income
Series I	—	—	(1,042)	(56,734)	(1,048)	(632,837)
Series II	—	—	(150,176)	(21,558,711)	—	(3,476,869)
Series III	—	—	(75,911)	(1,032,550)	(20,019)	(392,575)
Series NAV	(457,801)	(91,012)	—	—	—	—
From net realized gain
Series I	—	—	(68,893)	(1,822)	(1,170,948)	(390,355)
Series II	—	—	(27,108,036)	(779,329)	(5,308,632)	(2,336,029)
Series III	—	—	(2,031,254)	(30,169)	(3,298,963)	(179,459)
Total distributions	(457,801)	(91,012)	(29,435,312)	(23,459,315)	(9,799,610)	(7,408,124)
From Fund share transactions (Note 8)	150,527,489	298,437,946	553,836,407	648,027,373	44,855,905	2,650,244
Total increase (decrease)	218,037,801	279,947,000	604,658,806	357,870,722	41,077,302	(66,134,144)
Net assets
Beginning of period	279,947,000	—	868,491,792	510,621,070	109,106,107	175,240,251
End of period	$497,984,801	$279,947,000	$1,473,150,598	$868,491,792	$150,183,409	$109,106,107

Undistributed net investment income (loss)	$909,807	$308,140	$3,704,935	$226,982	$419,851	$21,040

1	Series I shares began operation on 6-2-09.
2	Period from 10-7-08 (commencement of operations) to 12-31-08.
3	Series I and Series III shares began operation on 4-28-08 and 1-2-08, respectively.
4	Series III shares began operation on 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	American Bond Trust		American Diversified Growth & Income Trust		American Fundamental Holdings Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[2]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$3,433,342	$43,946,585	$1,561	$18,117	$2,130,558	$18,616,589
Net realized gain (loss)	(8,140,937)	(29,138,548)	(19,446)	(11,413)	329,763	18,878,698
Change in net unrealized appreciation (depreciation)	44,052,472	(106,687,057)	85,575	(291,107)	86,088,116	(201,696,561)
Increase (decrease) in net assets resulting from operations	39,344,877	(91,879,020)	67,690	(284,403)	88,548,437	(164,201,274)
Distributions to shareholders
From net investment income
Series I	(4,498)	(835,499)	(133)	(1,827)	(3)	(2,216)
Series II	(152,895)	(80,166,506)	(811)	(12,341)	(33,176)	(18,181,487)
Series III	(55,511)	(1,230,322)	(175)	(1,977)	(1,178)	(507,803)
Series NAV	—	—	(204)	(2,084)	—	—
From net realized gain
Series I	—	(15,109)	—	—	—	(2,672)
Series II	—	(1,574,226)	—	—	—	(23,506,439)
Series III	—	(6,410)	—	—	—	(549,795)
Total distributions	(212,904)	(83,828,072)	(1,323)	(18,229)	(34,357)	(42,750,412)
From Fund share transactions (Note 8)	63,881,195	(137,299,869)	46,326	1,018,231	280,975,498	762,701,845
Total increase (decrease)	103,013,168	(313,006,961)	112,693	715,599	369,489,578	555,750,159
Net assets
Beginning of period	692,894,785	1,005,901,746	715,599	—	614,134,828	58,384,669
End of period	$795,907,953	$692,894,785	$828,292	$715,599	$983,624,406	$614,134,828

Undistributed net investment income (loss)	$3,432,840	$212,402	$1,561	$1,323	$2,129,876	$33,675

	American Global Diversification Trust		American Global Growth Trust		American Global Small Capitalization Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]
From operations
Net investment income (loss)	$1,282,655	$15,918,799	$49,239	$2,621,707	($208,696)	($549,532)
Net realized gain (loss)	(4,001,497)	18,146,903	(10,548,611)	6,259,243	(10,905,168)	155,548
Change in net unrealized appreciation (depreciation)	94,791,179	(246,855,992)	30,156,367	(107,195,277)	27,056,373	(50,525,538)
Increase (decrease) in net assets resulting from operations	92,072,337	(212,790,290)	19,656,995	(98,314,327)	15,942,509	(50,919,522)
Distributions to shareholders
From net investment income
Series I	(5)	(1,766)	—	—	—	—
Series II	(48,492)	(15,955,078)	(40,954)	(2,573,597)	(911)	(70)
Series III	(5)	(2,051)	(753)	(6,446)	(10,886)	—
From net realized gain
Series I	—	(3,911)	—	—	—	—
Series II	—	(30,948,979)	(9,672,607)	(2,369,991)	(6,725,030)	(869,047)
Series III	—	(3,914)	(45,126)	(4,244)	(1,901,873)	(128,180)
Total distributions	(48,502)	(46,915,699)	(9,759,440)	(4,954,278)	(8,638,700)	(997,297)
From Fund share transactions (Note 8)	102,449,972	693,972,714	4,141,723	26,250,468	20,512,022	16,958,600
Total increase (decrease)	194,473,807	434,266,725	14,039,278	(77,018,137)	27,815,831	(34,958,219)
Net assets
Beginning of period	542,238,131	107,971,406	150,290,877	227,309,014	51,946,600	86,904,819
End of period	$736,711,938	$542,238,131	$164,330,155	$150,290,877	$79,762,431	$51,946,600

Undistributed net investment income (loss)	$1,282,158	$48,005	$49,196	$41,664	($208,735)	$11,758

1	Series III shares began operation on 1-2-08.
2	Period from 7-1-08 (commencement of operations) to 12-31-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	American Growth Trust		American Growth-Income Trust		American High Income Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]
From operations
Net investment income (loss)	($1,050,485)	$5,890,744	$1,230,098	$14,850,817	$421,314	$2,984,641
Net realized gain (loss)	(46,236,425)	192,360,451	(38,582,189)	80,571,623	(1,816,131)	(3,049,655)
Change in net unrealized appreciation (depreciation)	172,589,382	(993,436,431)	111,299,277	(633,474,100)	8,291,798	(11,781,434)
Increase (decrease) in net assets resulting from operations	125,302,472	(795,185,236)	73,947,186	(538,051,660)	6,896,981	(11,846,448)
Distributions to shareholders
From net investment income
Series I	(33,197)	(658,677)	(5,161)	(364,041)	—	—
Series II	(207,619)	(5,845,519)	(220,113)	(13,983,769)	(10,471)	(2,966,203)
Series III	(24,838)	(110,936)	(8,516)	(269,515)	(292)	(7,723)
From net realized gain
Series I	(13,170,013)	(2,486,492)	(1,797,682)	(660,236)	—	—
Series II	(173,989,652)	(33,814,772)	(76,675,519)	(29,587,921)	—	—
Series III	(4,427,316)	(166,847)	(2,966,602)	(121,244)	—	—
Total distributions	(191,852,635)	(43,083,243)	(81,673,593)	(44,986,726)	(10,763)	(2,973,926)
From Fund share transactions (Note 8)	128,675,505	55,544,274	250,725,564	(18,946,942)	7,053,573	3,360,002
Total increase (decrease)	62,125,342	(782,724,205)	242,999,157	(601,985,328)	13,939,791	(11,460,372)

Net assets
Beginning of period	1,057,746,636	1,840,470,841	867,072,263	1,469,057,591	34,575,220	46,035,592
End of period	$1,119,871,978	$1,057,746,636	$1,110,071,420	$867,072,263	$48,515,011	$34,575,220

Undistributed net investment income (loss)	($1,050,864)	$265,275	$1,229,800	$233,492	$421,266	$10,715

	American International Trust		American New World Trust		Balanced Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]	Six months ended 6/30/09[2] (Unaudited)	Year ended 12/31/08[1]	Period ended 6/30/09[3] (Unaudited)
From operations
Net investment income (loss)	($647,470)	$14,963,236	$11,862	$564,748	$12,003
Net realized gain (loss)	(21,346,721)	170,363,652	(5,471,895)	(2,086,577)	145,536
Change in net unrealized appreciation (depreciation)	121,591,179	(713,227,593)	13,371,759	(34,251,315)	104,127
Increase (decrease) in net assets resulting from operations	99,596,988	(527,900,705)	7,911,726	(35,773,144)	261,666
Distributions to shareholders
From net investment income
Series I	(35,459)	(2,249,959)	—	—	—
Series II	(135,462)	(19,979,737)	(11,119)	(615,538)	—
Series III	(627)	(7,908)	(438)	(2,342)	—
From net realized gain
Series I	(18,112,575)	(3,205,644)	—	—	—
Series II	(146,273,188)	(32,474,140)	(650,494)	(885,770)	—
Series III	(143,620)	(6,274)	(6,394)	(2,419)	—
Total distributions	(164,700,931)	(57,923,662)	(668,445)	(1,506,069)	—
From Fund share transactions (Note 8)	103,510,423	18,790,312	6,613,077	(4,521,266)	12,592,387
Total increase (decrease)	38,406,480	(567,034,055)	13,856,358	(41,800,479)	12,854,053

Net assets
Beginning of period	706,299,326	1,273,333,381	41,479,660	83,280,139	—
End of period	$744,705,806	$706,299,326	$55,336,018	$41,479,660	$12,854,053

Undistributed net investment income (loss)	($647,562)	$171,456	$11,857	$11,552	$12,003

1	Series III shares began operation on 1-2-08.
2	Series I shares began operation on 5-6-09.
3	Period from 4-30-09 (commencement of operations) to 6-30-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]
From operations
Net investment income (loss)	$1,298,249	$5,806,274	$1,685,952	$4,807,353	$2,358,730	$905,209
Net realized gain (loss)	(229,683,352)	(268,103,043)	(58,407,717)	(166,090,650)	(7,082,670)	(7,408,260)
Change in net unrealized appreciation (depreciation)	394,216,310	(1,156,057,218)	162,553,730	(315,137,328)	38,154,935	(15,347,630)
Increase (decrease) in net assets resulting from operations	165,831,207	(1,418,353,987)	105,831,965	(476,420,625)	33,430,995	(21,850,681)
Distributions to shareholders
From net investment income
Series I	(362,124)	(1,372,409)	(101,659)	(737,204)	(270)	(3,029)
Series II	(105,707)	(203,853)	(32,068)	(161,754)	(165,467)	(815,057)
Series NAV	(1,177,832)	(8,084,114)	(563,937)	(3,879,389)	(629)	(5,342)
From net realized gain
Series I	—	(7,726,669)	—	—	—	—
Series II	—	(2,442,182)	—	—	—	—
Series III	—	—	—	—	—	—
Series NAV	—	(40,797,684)	—	—	—	—
Total distributions	(1,645,663)	(60,626,911)	(697,664)	(4,778,347)	(166,366)	(823,428)
From Fund share transactions (Note 8)	(509,631,207)	(98,065,143)	9,291,331	69,092,799	120,502,393	164,512,995
Total increase (decrease)	(345,445,663)	(1,577,046,041)	114,425,632	(412,106,173)	153,767,022	141,838,886
Net assets
Beginning of period	1,682,413,325	3,259,459,366	691,896,409	1,104,002,582	141,838,886	—
End of period	$1,336,967,662	$1,682,413,325	$806,322,041	$691,896,409	$295,605,908	$141,838,886

Undistributed net investment income (loss)	$1,297,974	$1,645,388	$1,685,267	$696,979	$2,270,807	$78,443

	Core Allocation Trust	Core Allocation Plus Trust		Core Balanced Trust
Increase (decrease) in net assets	Period ended 6/30/09[2] (Unaudited)	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[3]	Period ended 6/30/09[2] (Unaudited)
From operations
Net investment income (loss)	($2,177)	$546,532	$339,716	($3,105)
Net realized gain (loss)	2,919	954,074	(7,397,112)	—
Change in net unrealized appreciation (depreciation)	53,880	13,469,717	(6,189,175)	103,609
Increase (decrease) in net assets resulting from operations	54,622	14,970,323	(13,246,571)	100,504
Distributions to shareholders
From net investment income
Series I	—	—	(76,746)	—
Series II	—	—	(245,455)	—
Series NAV	—	—	(27,132)	—
Total distributions	—	—	(349,333)	—
From Fund share transactions (Note 8)	8,090,446	87,759,902	84,201,619	12,645,380
Total increase (decrease)	8,145,068	102,730,225	70,605,715	12,745,884
Net assets
Beginning of period	—	70,605,715	—	—
End of period	$8,145,068	$173,335,940	$70,605,715	$12,745,884

Undistributed net investment income (loss)	($2,177)	$483,385	($63,147)	($3,105)

1	Period from 4-28-08 (commencement of operations) to 12-31-08.
2	Period from 5-1-09 (commencement of operations) to 6-30-09.
3	Period from 1-2-08 (commencement of operations) to 12-31-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Core Disciplined Diversification Trust	Core Fundamental Holdings Trust	Core Global Diversification Trust
Increase (decrease) in net assets	Period ended 6/30/09[1] (Unaudited)	Period ended 6/30/09[1] (Unaudited)	Period ended 6/30/09[1] (Unaudited)
From operations
Net investment income (loss)	($4,216)	$45,982	$29,206
Net realized gain (loss)	5,700	58,152	51,555
Change in net unrealized appreciation (depreciation)	153,432	4,938	59,586
Increase (decrease) in net assets resulting from operations	154,916	109,072	140,347
Distributions to shareholders
From Fund share transactions (Note 8)	14,964,527	26,124,819	19,399,744
Total increase (decrease)	15,119,443	26,233,891	19,540,091

Net assets
Beginning of period	—	—	—
End of period	$15,119,443	$26,233,891	$19,540,091

Undistributed net investment income (loss)	($4,216)	$45,982	$29,206

	Disciplined Diversification Trust		Emerging Markets Value Trust		Emerging Small Company Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[2]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$1,835,327	$1,078,389	$4,139,451	$11,100,906	($91,974)	($338,799)
Net realized gain (loss)	(3,204,638)	(72,680)	189,031	(19,055,923)	(23,316,513)	(35,449,999)
Change in net unrealized appreciation (depreciation)	24,145,469	(24,957,972)	288,857,046	(326,475,103)	30,953,262	(50,751,210)
Increase (decrease) in net assets resulting from operations	22,776,158	(23,952,263)	293,185,528	(334,430,120)	7,544,775	(86,540,008)
Distributions to shareholders
From net investment income
Series I	—	(8,756)	(3,112)	(69,179)	—	—
Series II	—	(1,070,903)	—	—	—	—
Series NAV	—	(30,265)	(614,036)	(11,345,395)	—	—
From net realized gain
Series I	—	(461)	(6,088)	(2,076)	—	(72,129)
Series II	—	(69,847)	—	—	—	(17,902)
Series NAV	—	(1,520)	(1,112,723)	(1,067,105)	—	(910)
Total distributions	—	(1,181,752)	(1,735,959)	(12,483,755)	—	(90,941)
From Fund share transactions (Note 8)	96,416,472	145,744,923	249,863,339	131,688,625	(7,116,559)	(33,372,713)
Total increase (decrease)	119,192,630	120,610,908	541,312,908	(215,225,250)	428,216	(120,003,662)

Net assets
Beginning of period	120,610,908	—	303,086,367	518,311,617	104,319,454	224,323,116
End of period	$239,803,538	$120,610,908	$844,399,275	$303,086,367	$104,747,670	$104,319,454

Undistributed net investment income (loss)	$1,825,610	($9,717)	$3,940,192	$417,889	($92,023)	($49)

1	Period from 5-1-09 (commencement of operations) to 6-30-09.
2	Period from 4-28-08 (commencement of operations) to 12-31-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Equity-Income Trust		Financial Services Trust		Franklin Templeton Founding Allocation Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]

From operations
Net investment income (loss)	$18,101,565	$48,824,461	$448,613	$953,791	$15,943,627	$36,717,072
Net realized gain (loss)	(112,249,903)	(102,273,695)	(10,028,364)	(1,352,028)	(30,800,303)	(14,010,121)
Change in net unrealized appreciation (depreciation)	176,277,552	(770,937,662)	17,898,300	(62,493,832)	105,398,713	(567,855,745)
Increase (decrease) in net assets resulting from operations	82,129,214	(824,386,896)	8,318,549	(62,892,069)	90,542,037	(545,148,794)
Distributions to shareholders
From net investment income
Series I	(1,951,647)	(11,793,936)	(31,168)	(425,798)	(9,396)	(402,150)
Series II	(797,992)	(4,451,596)	(15,154)	(231,920)	(102,758)	(36,166,682)
Series NAV	(6,915,483)	(27,950,242)	(20,054)	(269,972)	(822)	(34,127)
From net realized gain
Series I	—	(14,193,408)	—	(2,500,438)	—	(22,488)
Series II	—	(5,674,350)	—	(2,027,759)	—	(20,899,798)
Series NAV	—	(31,852,586)	—	(1,848,022)	—	—
Total distributions	(9,665,122)	(95,916,118)	(66,376)	(7,303,909)	(112,976)	(57,525,245)
From Fund share transactions (Note 8)	219,035,506	(184,791,129)	1,337	11,504,710	(8,475,728)	588,413,627
Total increase (decrease)	291,499,598	(1,105,094,143)	8,253,510	(58,691,268)	81,953,333	(14,260,412)

Net assets
Beginning of period	1,298,529,374	2,403,623,517	78,800,610	137,491,878	1,124,241,807	1,138,502,219
End of period	$1,590,028,972	$1,298,529,374	$87,054,120	$78,800,610	$1,206,195,140	$1,124,241,807

Undistributed net investment income (loss)	$18,101,014	$9,664,571	$448,532	$66,295	$15,942,857	$112,206

	Fundamental Value Trust		Global Trust		Global Allocation Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$8,915,168	$16,080,863	$6,719,373	$15,199,136	$1,459,915	$4,725,038
Net realized gain (loss)	(176,399,845)	(52,307,593)	(26,867,997)	(54,629,650)	(36,403,699)	(32,460,183)
Change in net unrealized appreciation (depreciation)	258,565,192	(741,530,764)	57,790,394	(300,849,251)	49,339,000	(75,354,482)
Increase (decrease) in net assets resulting from operations	91,080,515	(777,757,494)	37,641,770	(340,279,765)	14,395,216	(103,089,627)
Distributions to shareholders
From net investment income
Series I	(633,721)	(4,384,669)	(246,688)	(3,664,100)	(5,465)	(3,107,068)
Series II	(371,704)	(2,316,300)	(43,883)	(755,666)	—	(9,031,517)
Series NAV	(1,382,958)	(8,526,269)	(737,460)	(10,317,479)	(2,089)	(910,284)
From net realized gain
Series I	—	(1,664,822)	—	—	—	(144,339)
Series II	—	(4,414,567)	—	—	—	(400,186)
Series NAV	—	(10,148,139)	—	—	—	(26,885)
Total distributions	(2,388,383)	(31,454,766)	(1,028,031)	(14,737,245)	(7,554)	(13,620,279)
From Fund share transactions (Note 8)	51,833,613	770,040,937	10,844,633	140,589,289	(11,385,017)	(24,665,304)
Total increase (decrease)	140,525,745	(39,171,323)	47,458,372	(214,427,721)	3,002,645	(141,375,210)

Net assets
Beginning of period	1,372,111,846	1,411,283,169	537,446,761	751,874,482	188,519,845	329,895,055
End of period	$1,512,637,591	$1,372,111,846	$584,905,133	$537,446,761	$191,522,490	$188,519,845

Undistributed net investment income (loss)	$8,913,446	$2,386,661	$6,718,989	$1,027,647	($239,792)	($1,692,153)

1	Series I and Series NAV shares began operation on 1-28-08 and 4-28-08, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Global Real Estate Trust		Growth Equity		Health Sciences Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[2]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$3,978,258	$13,169,808	$723,806	$575,038	($281,724)	($1,350,471)
Net realized gain (loss)	(285,539,970)	(171,773,497)	(69,975,591)	(93,533,797)	(4,593,055)	1,205,740
Change in net unrealized appreciation (depreciation)	189,903,491	(177,045,525)	111,552,702	(112,592,967)	17,441,767	(77,984,783)
Increase (decrease) in net assets resulting from operations	(91,658,221)	(335,649,214)	42,300,917	(205,551,726)	12,566,988	(78,129,514)
Distributions to shareholders
From net investment income
Series I	(1,064)	(6,148)	—	—	—	—
Series NAV	(3,482,903)	(28,861,655)	(377,226)	(198,044)	—	—
From net realized gain
Series I	—	—	—	—	(1,253,929)	(2,842,701)
Series II	—	—	—	—	(703,435)	(1,595,215)
Series NAV	—	—	—	—	(287,726)	(678,662)
Total distributions	(3,483,967)	(28,867,803)	(377,226)	(198,044)	(2,245,090)	(5,116,578)
From Fund share transactions (Note 8)	(367,564,591)	313,692,212	92,501,906	504,347,816	(11,930,515)	(15,195,589)
Total increase (decrease)	(462,706,779)	(50,824,805)	134,425,597	298,598,046	(1,608,617)	(98,441,681)

Net assets
Beginning of period	478,820,385	529,645,190	298,598,046	—	160,176,403	258,618,084
End of period	$16,113,606	$478,820,385	$433,023,643	$298,598,046	$158,567,786	$160,176,403

Undistributed net investment income (loss)	$12,477,812	$11,831,217	$723,574	$376,994	($281,724)	—

	International Core Trust		International Opportunities Trust		International Small Cap Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$11,426,728	$31,321,988	$4,155,702	$10,736,405	$1,448,454	$11,447,891
Net realized gain (loss)	(125,640,529)	(8,898,011)	(134,077,830)	(251,035,730)	(156,424,868)	19,469,314
Change in net unrealized appreciation (depreciation)	113,246,038	(541,795,422)	189,196,966	(292,957,498)	157,604,354	(287,604,359)
Increase (decrease) in net assets resulting from operations	(967,763)	(519,371,445)	59,274,838	(533,256,823)	2,627,940	(256,687,154)
Distributions to shareholders
From net investment income
Series I	(874,638)	(4,701,012)	(1,930)	(85,744)	(240,220)	(2,397,542)
Series II	(345,310)	(1,830,240)	(8,851)	(507,093)	(69,348)	(977,884)
Series NAV	(8,766,408)	(48,525,999)	(297,264)	(9,945,948)	(652,031)	(7,563,162)
From net realized gain
Series I	(1,770,761)	(1,388,236)	—	(356,076)	(11,805,127)	(1,508,725)
Series II	(715,113)	(562,654)	—	(2,568,320)	(5,482,044)	(694,669)
Series NAV	(17,649,353)	(17,581,885)	—	(31,656,868)	(29,273,846)	(4,723,318)
Total distributions	(30,121,583)	(74,590,026)	(308,045)	(45,120,049)	(47,522,616)	(17,865,300)
From Fund share transactions (Note 8)	(938,188)	(357,462,201)	(61,574,043)	124,235,260	(95,212,325)	(113,759,228)
Total increase (decrease)	(32,027,534)	(951,423,672)	(2,607,250)	(454,141,612)	(140,107,001)	(388,311,682)

Net assets
Beginning of period	717,586,633	1,669,010,305	509,683,344	963,824,956	229,726,809	618,038,491
End of period	$685,559,099	$717,586,633	$507,076,094	$509,683,344	$89,619,808	$229,726,809

Undistributed net investment income (loss)	($1,154,052)	($2,594,424)	$4,188,649	$340,992	$1,449,101	$962,246

1	Series I shares began operation on 4-28-08.
2	Period from 4-28-08 (commencement of operations) to 12-31-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	International Small Company Trust		International Value Trust		Large Cap Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$1,224,091	$5,179,702	$12,079,013	$46,993,087	$1,305,820	$7,545,084
Net realized gain (loss)	(150,737,719)	(225,488)	(260,203,672)	31,175,399	(126,099,062)	(156,229,573)
Change in net unrealized appreciation (depreciation)	139,502,879	(195,808,658)	276,744,170	(795,807,224)	109,051,029	(115,425,292)
Increase (decrease) in net assets resulting from operations	(10,010,749)	(190,854,444)	28,619,511	(717,638,738)	(15,742,213)	(264,109,781)
Distributions to shareholders
From net investment income
Series I	—	—	(413,434)	(8,580,638)	(1,240,082)	(2,927,709)
Series II	—	—	(272,820)	(5,659,760)	(75,401)	(158,714)
Series NAV	(542,181)	(4,403,797)	(1,215,120)	(31,115,936)	(65,577)	(3,077,758)
From net realized gain
Series I	—	—	(7,654,527)	(9,095,938)	—	—
Series II	—	—	(5,726,886)	(6,240,589)	—	—
Series NAV	(3,491,485)	—	(21,846,381)	(30,448,163)	—	—
Total distributions	(4,033,666)	(4,403,797)	(37,129,168)	(91,141,024)	(1,381,060)	(6,164,181)
From Fund share transactions (Note 8)	(126,920,584)	206,163,516	(124,428,580)	(75,975,107)	(130,907,714)	(113,359,575)
Total increase (decrease)	(140,964,999)	10,905,275	(132,938,237)	(884,754,869)	(148,030,987)	(383,633,537)

Net assets
Beginning of period	237,916,837	227,011,562	864,851,841	1,749,606,710	301,083,194	684,716,731
End of period	$96,951,838	$237,916,837	$731,913,604	$864,851,841	$153,052,207	$301,083,194

Undistributed net investment income (loss)	$1,078,284	$396,374	$12,078,462	$1,900,823	$1,307,021	$1,382,261

	Large Cap Value Trust		Mid Cap Intersection Trust		Mid Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$2,433,708	$6,976,705	$96,095	$598,904	$101,499	($1,241,960)
Net realized gain (loss)	(67,468,316)	(149,200,280)	(39,801,980)	(80,859,963)	(116,119,052)	(214,562,502)
Change in net unrealized appreciation (depreciation)	50,154,904	(141,912,096)	29,432,839	(22,265,190)	135,821,360	(311,838,391)
Increase (decrease) in net assets resulting from operations	(14,879,704)	(284,135,671)	(10,273,046)	(102,526,249)	19,803,807	(527,642,853)
Distributions to shareholders
From net investment income
Series I	(174,518)	(798,297)	(464)	(128)	—	—
Series II	(116,829)	(428,753)	(17,719)	—	—	—
Series NAV	(1,478,826)	(5,568,962)	(349,552)	(264,335)	—	—
From net realized gain
Series I	—	—	—	—	—	(7,877,634)
Series II	—	—	—	—	—	(4,688,037)
Series NAV	—	—	—	—	—	(16,280,182)
Total distributions	(1,770,173)	(6,796,012)	(367,735)	(264,463)	—	(28,845,853)
From Fund share transactions (Note 8)	19,795,947	(34,898,630)	(58,551,853)	(121,624,066)	8,813,372	(118,295,931)
Total increase (decrease)	3,146,070	(325,830,313)	(69,192,634)	(224,414,778)	28,617,179	(674,784,637)

Net assets
Beginning of period	302,772,621	628,602,934	82,239,468	306,654,246	588,885,662	1,263,670,299
End of period	$305,918,691	$302,772,621	$13,046,834	$82,239,468	$617,502,841	$588,885,662

Undistributed net investment income (loss)	$2,433,648	$1,770,113	$94,097	$365,737	$101,499	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Mid Cap Value Equity Trust		Mid Value Trust		Mutual Shares Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]
From operations
Net investment income (loss)	$794,381	$797,729	$2,150,874	$1,698,145	$5,208,132	$6,956,781
Net realized gain (loss)	(5,581,155)	(7,034,158)	(6,565,174)	(18,512,982)	(28,645,874)	(41,710,482)
Change in net unrealized appreciation (depreciation)	20,456,171	(32,125,838)	85,431,776	(35,225,941)	48,023,457	(161,341,923)
Increase (decrease) in net assets resulting from operations	15,669,397	(38,362,267)	81,017,476	(52,040,778)	24,585,715	(196,095,624)
Distributions to shareholders
From net investment income
Series I	—	—	(131,695)	(388,400)	(1,460,431)	(193,407)
Series II	—	—	(9,032)	(107,213)	—	—
Series NAV	(249,160)	(811,173)	(406,724)	(1,393,548)	(11,031,148)	(4,598,576)
From net realized gain
Series I	—	—	—	(224,179)	—	—
Series II	—	—	—	(267,487)	—	—
Series NAV	(2,718,617)	(2,565,484)	—	(2,749,549)	—	—
Total distributions	(2,967,777)	(3,376,657)	(547,451)	(5,130,376)	(12,491,579)	(4,791,983)
From Fund share transactions (Note 8)	45,774,506	(57,135,252)	388,846,081	(13,073,342)	70,078,109	212,850,295
Total increase (decrease)	58,476,126	(98,874,176)	469,316,106	(70,244,496)	82,172,245	11,962,688

Net assets
Beginning of period	47,477,519	146,351,695	115,140,273	185,384,769	391,409,377	379,446,689
End of period	$105,953,645	$47,477,519	$584,456,379	$115,140,273	$473,581,622	$391,409,377

Undistributed net investment income (loss)	$794,328	$249,107	$2,085,944	$482,521	$5,195,444	$12,478,891

	Natural Resources Trust		Optimized All Cap Trust		Optimized Value Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$987,480	$4,611,100	$7,233,707	$18,949,098	$2,570,095	$13,218,068
Net realized gain (loss)	(115,846,209)	105,659,403	(285,332,637)	(412,055,058)	(102,495,105)	(310,271,005)
Change in net unrealized appreciation (depreciation)	155,237,787	(553,660,160)	313,239,013	(414,612,818)	87,294,411	(68,685,337)
Increase (decrease) in net assets resulting from operations	40,379,058	(443,389,657)	35,140,083	(807,718,778)	(12,630,599)	(365,738,274)
Distributions to shareholders
From net investment income
Series I	(68,947)	(170,479)	(513,114)	(1,642,293)	(3,328)	(7,986)
Series II	(386,948)	(701,259)	(238,116)	(596,955)	(81,723)	(418,123)
Series NAV	(1,079,861)	(2,915,120)	(4,020,424)	(12,372,101)	(1,456,315)	(12,556,984)
From net realized gain
Series I	(5,290,887)	(1,000,711)	—	—	—	—
Series II	(47,045,936)	(8,486,096)	—	—	—	—
Series NAV	(75,865,754)	(15,363,338)	—	—	—	—
Total distributions	(129,738,333)	(28,637,003)	(4,771,654)	(14,611,349)	(1,541,366)	(12,983,093)
From Fund share transactions (Note 8)	(68,263,932)	(302,255,448)	(57,652,137)	1,566,233,867	(103,693,511)	(106,836,312)
Total increase (decrease)	(157,623,207)	(774,282,108)	(27,283,708)	743,903,740	(117,865,476)	(485,557,679)

Net assets
Beginning of period	370,193,407	1,144,475,515	1,147,653,563	403,749,823	344,795,970	830,353,649
End of period	$212,570,200	$370,193,407	$1,120,369,855	$1,147,653,563	$226,930,494	$344,795,970

Undistributed net investment income (loss)	$990,959	$1,539,235	$7,185,077	$4,723,024	$2,611,508	$1,582,779

1	Series I shares began operation on 1-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Overseas Equity Trust		Pacific Rim Trust		Real Estate Securities Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08[1]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$1,702,984	$10,353,465	$579,500	$2,066,796	$7,319,236	$12,307,868
Net realized gain (loss)	(116,765,119)	(99,462,171)	(7,945,764)	(19,658,065)	(128,439,327)	(174,498,167)
Change in net unrealized appreciation (depreciation)	97,357,280	(163,097,383)	15,970,302	(41,530,171)	88,643,101	(45,418,857)
Increase (decrease) in net assets resulting from operations	(17,704,855)	(252,206,089)	8,604,038	(59,121,440)	(32,476,990)	(207,609,156)
Distributions to shareholders
From net investment income
Series I	—	—	(281,688)	(1,298,170)	(989,706)	(4,752,142)
Series II	(13,315)	(89,395)	(88,787)	(339,360)	(706,316)	(2,859,553)
Series NAV	(607,786)	(8,675,165)	(41,234)	(146,716)	(1,787,086)	(8,333,653)
From net realized gain
Series I	—	(292,362)	—	(2,185,152)	—	(2,255,580)
Series II	—	(349,065)	—	(814,139)	—	(1,462,316)
Series NAV	—	(28,318,349)	—	(209,742)	—	(3,787,606)
Total distributions	(621,101)	(37,724,336)	(411,709)	(4,993,279)	(3,483,108)	(23,450,850)
From Fund share transactions (Note 8)	(138,872,928)	(5,378,858)	1,896,399	(23,575,038)	(16,220,645)	(77,280,416)
Total increase (decrease)	(157,198,884)	(295,309,283)	10,088,728	(87,689,757)	(52,180,743)	(308,340,422)

Net assets
Beginning of period	297,060,511	592,369,794	78,963,235	166,652,992	303,482,142	611,822,564
End of period	$139,861,627	$297,060,511	$89,051,963	$78,963,235	$251,301,399	$303,482,142

Undistributed net investment income (loss)	$1,411,461	$329,578	$187,546	$19,755	$7,610,011	$3,773,883

	Science and Technology Trust		Small Cap Growth Trust		Small Cap Opportunities Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$127,168	($725,797)	($416,327)	($680,677)	($19,323)	$2,322,112
Net realized gain (loss)	(34,924,333)	(40,896,808)	(32,656,845)	(49,656,290)	(27,299,227)	(71,224,892)
Change in net unrealized appreciation (depreciation)	90,999,537	(121,143,265)	56,588,273	(78,644,802)	27,357,026	(49,024,806)
Increase (decrease) in net assets resulting from operations	56,202,372	(162,765,870)	23,515,101	(128,981,769)	38,476	(117,927,586)
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(1,078,501)
Series II	—	—	—	—	—	(726,352)
Series NAV	—	—	—	—	—	(2,991,421)
From net realized gain
Series I	—	—	—	(296,246)	—	(1,682,699)
Series II	—	—	—	(399,717)	—	(1,249,611)
Series NAV	—	—	—	(2,365,461)	—	(4,591,061)
From tax return of capital
Series I	—	—	—	—	—	(129,334)
Series II	—	—	—	—	—	(101,049)
Series NAV	—	—	—	—	—	(344,670)
Total distributions	—	—	—	(3,061,424)	—	(12,894,698)
From Fund share transactions (Note 8)	5,984,996	(65,209,565)	26,124,072	57,932,829	(28,785,942)	(94,701,939)
Total increase (decrease)	62,187,368	(227,975,435)	49,639,173	(74,110,364)	(28,747,466)	(225,524,223)

Net assets
Beginning of period	184,019,738	411,995,173	239,041,538	313,151,902	144,899,340	370,423,563
End of period	$246,207,106	$184,019,738	$288,680,711	$239,041,538	$116,151,874	$144,899,340

Undistributed net investment income (loss)	$127,168	—	($416,327)	—	($20,805)	($1,482)

1	Series I shares were terminated on 10-24-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Small Cap Value Trust		Small Company Growth Trust		Small Company Value Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$1,574,536	$3,769,306	($161,751)	($788,407)	$1,503,716	$2,921,001
Net realized gain (loss)	(28,560,565)	(16,650,492)	(47,319,765)	(22,007,707)	(48,711,549)	38,433,281
Change in net unrealized appreciation (depreciation)	51,047,542	(91,790,249)	45,414,277	(61,266,970)	22,930,913	(226,413,728)
Increase (decrease) in net assets resulting from operations	24,061,513	(104,671,435)	(2,067,239)	(84,063,084)	(24,276,920)	(185,059,446)
Distributions to shareholders
From net investment income
Series I	(196,916)	(1,420,832)	—	—	(264,554)	(1,111,495)
Series II	(58,870)	(599,454)	—	—	(185,844)	(556,369)
Series NAV	(487,538)	(2,326,013)	—	—	(446,254)	(2,551,581)
From net realized gain
Series I	—	(343,437)	—	—	(13,025,415)	(3,006,726)
Series II	—	(197,059)	—	—	(10,363,804)	(2,179,430)
Series NAV	—	(661,076)	—	(4,080,626)	(21,352,417)	(4,520,831)
Total distributions	(743,324)	(5,547,871)	—	(4,080,626)	(45,638,288)	(13,926,432)
From Fund share transactions (Note 8)	71,310,589	(33,423,584)	(58,736,363)	(40,925,653)	(66,055,366)	32,903,308
Total increase (decrease)	94,628,778	(143,642,890)	(60,803,602)	(129,069,363)	(135,970,574)	(166,082,570)

Net assets
Beginning of period	278,740,626	422,383,516	138,491,983	267,561,346	472,861,292	638,943,862
End of period	$373,369,404	$278,740,626	$77,688,381	$138,491,983	$336,890,718	$472,861,292

Undistributed net investment income (loss)	$1,558,194	$726,982	($161,751)	—	$829,009	$221,945

	Smaller Company Growth Trust		U.S. Multi Sector Trust		Utilities Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Period ended 12/31/08[1]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	($342,606)	($55,019)	$6,009,231	$15,120,887	$4,677,380	$5,472,752
Net realized gain (loss)	(2,220,709)	(2,392,732)	(38,687,351)	(180,392,797)	(22,844,895)	(13,438,452)
Change in net unrealized appreciation (depreciation)	15,270,218	(3,384,189)	68,620,661	(176,425,360)	31,168,726	(93,077,624)
Increase (decrease) in net assets resulting from operations	12,706,903	(5,831,940)	35,942,541	(341,697,270)	13,001,211	(101,043,324)
Distributions to shareholders
From net investment income
Series I	—	—	—	—	(1,260,478)	(4,036,196)
Series II	—	—	—	—	(382,231)	(1,197,658)
Series NAV	—	—	(2,561,035)	(17,550,299)	(193,981)	(608,627)
From net realized gain
Series I	—	—	—	—	—	(5,726,639)
Series II	—	—	—	—	—	(2,247,433)
Series NAV	—	—	—	—	—	(518,408)
Total distributions	—	—	(2,561,035)	(17,550,299)	(1,836,690)	(14,334,961)
From Fund share transactions (Note 8)	(7,399,314)	98,575,300	228,040,646	(835,334,309)	(10,726,747)	(32,874,683)
Total increase (decrease)	5,307,589	92,743,360	261,422,152	(1,194,581,878)	437,774	(148,252,968)

Net assets
Beginning of period	92,743,360	—	507,490,446	1,702,072,324	139,251,696	287,504,664
End of period	$98,050,949	$92,743,360	$768,912,598	$507,490,446	$139,689,470	$139,251,696

Undistributed net investment income (loss)	($342,990)	($384)	$6,008,434	$2,560,238	$4,133,115	$1,292,425

1	Period from 10-7-08 (commencement of operations) on 12-31-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Value Trust		Value & Restructuring Trust		Vista Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$1,246,411	$2,738,955	$2,194,850	$6,336,343	($94,482)	($448,850)
Net realized gain (loss)	(33,234,001)	(43,980,475)	(72,070,630)	(74,407,020)	(9,781,749)	(4,726,522)
Change in net unrealized appreciation (depreciation)	47,995,414	(82,925,533)	86,556,909	(204,914,970)	15,448,141	(45,802,533)
Increase (decrease) in net assets resulting from operations	16,007,824	(124,167,053)	16,681,129	(272,985,647)	5,571,910	(50,977,905)
Distributions to shareholders
From net investment income
Series I	(651,491)	(2,131,035)	—	—	—	—
Series II	(110,727)	(323,859)	—	—	—	—
Series NAV	(43,213)	(137,479)	(1,475,955)	(5,280,482)	—	—
From net realized gain
Series I	—	(6,382,985)	—	—	—	—
Series II	—	(1,293,001)	—	—	—	—
Series NAV	—	(323,731)	—	—	(3,405,223)	(3,565,846)
Total distributions	(805,431)	(10,592,090)	(1,475,955)	(5,280,482)	(3,405,223)	(3,565,846)
From Fund share transactions (Note 8)	1,183,824	(36,645,172)	(55,822,321)	118,404,728	55,107,954	(57,333,761)
Total increase (decrease)	16,386,217	(171,404,315)	(40,617,147)	(159,861,401)	57,274,641	(111,877,512)

Net assets
Beginning of period	168,115,848	339,520,163	284,333,731	444,195,132	46,431,736	158,309,248
End of period	$184,502,065	$168,115,848	$243,716,584	$284,333,731	$103,706,377	$46,431,736

Undistributed net investment income (loss)	$1,246,362	$805,382	$2,194,807	$1,475,912	($29,921)	$64,561

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
All Cap Core Trust
SERIES I
06-30-2009[1]	11.69	0.09	[2]	0.59	0.68	(0.06)	—	—	(0.06)	12.31	5.82	[3,4]	0.92	[5]	0.92	[5]	1.66	[5]	77		107
12-31-2008	19.83	0.19	[2]	(8.04)	(7.85)	(0.29)	—	—	(0.29)	11.69	(39.63)[4,6]		0.87	[7]	0.86		1.11		83		239
12-31-2007	19.60	0.23	[2]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[4,6,8]	0.86	[7]	0.86		1.12		172		257
12-31-2006	17.20	0.20	[2]	2.33	2.53	(0.13)	—	—	(0.13)	19.60	14.75	[4,6]	0.88	[7]	0.88		1.08		213		240
12-31-2005	15.89	0.11	[2]	1.32	1.43	(0.12)	—	—	(0.12)	17.20	9.08	[4]	0.92		0.92		0.70		228		317
12-31-2004	13.72	0.11	[2]	2.12	2.23	(0.06)	—	—	(0.06)	15.89	16.33	[4]	0.92		0.92		0.75		257		257
SERIES II
06-30-2009[1]	11.67	0.08	[2]	0.58	0.66	(0.05)	—	—	(0.05)	12.28	5.71	[3,4]	1.12	[5]	1.12	[5]	1.46	[5]	8		107
12-31-2008	19.77	0.16	[2]	(8.01)	(7.85)	(0.25)	—	—	(0.25)	11.67	(39.75)[4,6]		1.07	[7]	1.06		0.91		8		239
12-31-2007	19.52	0.19	[2]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[4,6,8]	1.06	[7]	1.06		0.92		19		257
12-31-2006	17.13	0.16	[2]	2.32	2.48	(0.09)	—	—	(0.09)	19.52	14.54	[4,6]	1.08	[7]	1.08		0.87		11		240
12-31-2005	15.83	0.08	[2]	1.32	1.40	(0.10)	—	—	(0.10)	17.13	8.89	[4]	1.12		1.12		0.50		11		317
12-31-2004	13.69	0.08	[2]	2.11	2.19	(0.05)	—	—	(0.05)	15.83	16.06	[4]	1.12		1.12		0.56		13		257
SERIES NAV
06-30-2009[1]	11.69	0.10	[2]	0.59	0.69	(0.06)	—	—	(0.06)	12.32	5.92	[3,4]	0.87	[5]	0.87	[5]	1.77	[5]	213		107
12-31-2008	19.84	0.20	[2]	(8.05)	(7.85)	(0.30)	—	—	(0.30)	11.69	(39.61)[4,6]		0.82	[7]	0.81		1.15		299		239
12-31-2007	19.62	0.24	[2]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[4,6,8]	0.81	[7]	0.81		1.17		763		257
12-31-2006	17.22	0.24	[2]	2.29	2.53	(0.13)	—	—	(0.13)	19.62	14.77	[4,6]	0.83	[7]	0.83		1.32		385		240
12-31-2005[9]	15.22	0.10	[2]	1.90	2.00	—	—	—	—	17.22	13.14	[3]	0.88	[5]	0.88	[5]	0.83	[5]	—	[10]	317
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
All Cap Core Series I							$0.02						2.56%
All Cap Core Series II							0.02						2.31%
All Cap Core Series NAV							0.01						2.65%

9. Series NAV shares began operations on 4-29-05. 10. Less than $500,000.

All Cap Growth Trust
SERIES I
06-30-2009[1]	11.54	0.05	[2]	0.24	0.29	— [3]	—	—	— [3]	11.83	2.55	[4,6]	1.02	[5]	1.02	[5]	0.99	[5]	86		42
12-31-2008	19.97	0.04	[2]	(8.42)	(8.38)	(0.05)	—	—	(0.05)	11.54	(41.94)[6,7]		1.00	[8]	1.00		0.23		94		111
12-31-2007	17.83	—	[2,3]	2.15	2.15	(0.01)	—	—	(0.01)	19.97	12.06	[6,7,9]	0.95	[8]	0.95		—	[10]	209		74
12-31-2006	16.73	—	[2,3]	1.10	1.10	—	—	—	—	17.83	6.58	[7]	0.95	[8]	0.95		0.03		246		117
12-31-2005	15.35	—	[2,3]	1.38	1.38	—	—	—	—	16.73	8.99		1.00		1.00		(0.02)		288		99
12-31-2004	14.41	—	[2,3]	0.94	0.94	—	—	—	—	15.35	6.52		1.00		1.00		(0.01)		475		77
SERIES II
06-30-2009[1]	11.43	0.04	[2]	0.24	0.28	— [3]	—	—	— [3]	11.71	2.45	[4,6]	1.22	[5]	1.22	[5]	0.79	[5]	12		42
12-31-2008	19.76	—	[2,3]	(8.31)	(8.31)	(0.02)	—	—	(0.02)	11.43	(42.06)[6,7]		1.20	[8]	1.20		0.02		12		111
12-31-2007	17.67	(0.04)[2]		2.13	2.09	—	—	—	—	19.76	11.83	[7,9]	1.15	[8]	1.15		(0.21)		28		74
12-31-2006	16.62	(0.03)[2]		1.08	1.05	—	—	—	—	17.67	6.32	[7]	1.15	[8]	1.15		(0.17)		30		117
12-31-2005	15.28	(0.04)[2]		1.38	1.34	—	—	—	—	16.62	8.77		1.20		1.20		(0.24)		34		99
12-31-2004	14.37	(0.02)[2]		0.93	0.91	—	—	—	—	15.28	6.33		1.20		1.20		(0.11)		150		77
SERIES NAV
06-30-2009[1]	11.55	0.06	[2]	0.24	0.30	(0.01)	—	—	(0.01)	11.84	2.56	[4,6]	0.97	[5]	0.97	[5]	1.05	[5]	1		42
12-31-2008	19.99	0.04	[2]	(8.42)	(8.38)	(0.06)	—	—	(0.06)	11.55	(41.91)[6,7]		0.95	[8]	0.95		0.25		1		111
12-31-2007	17.86	0.01	[2]	2.15	2.16	(0.03)	—	—	(0.03)	19.99	12.08	[6,7,9]	0.90	[8]	0.90		0.04		143		74
12-31-2006	16.75	0.01	[2]	1.10	1.11	—	—	—	—	17.86	6.63	[7]	0.90	[8]	0.90		0.08		121		117
12-31-2005[11]	15.20	—	[2,3]	1.55	1.55	—	—	—	—	16.75	10.20	[4]	0.91	[5]	0.91	[5]	0.04	[5]	69		99
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Less than $0.01 per share. 4. Not annualized. 5. Annualized. 6. Assumes dividend reinvestment. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
All Cap Growth Series I							$0.05						11.77%
All Cap Growth Series II							0.04						11.60%
All Cap Growth Series NAV							0.04						11.85%

10. Less than 0.01%. 11. Series NAV shares began operations on 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
All Cap Value Trust
SERIES I
06-30-2009[1]	5.62	0.02	[2]	0.18	0.20	(0.01)	—	—	(0.01)	5.81	3.56	[3,4]	1.01	[5]	1.01	[5]	0.67	[5]	32		58
12-31-2008	8.16	0.05	[2]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)[3]		0.99	[6]	0.99		0.72		36		77
12-31-2007	13.03	0.09	[2]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[3,7,8]	0.95	[6]	0.95		0.68		63		63
12-31-2006	14.70	0.11	[2]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[3,7]	0.92	[6]	0.92		0.86		68		57
12-31-2005	14.54	0.11	[2]	0.67	0.78	(0.08)	(0.54)	—	(0.62)	14.70	5.71	[3]	0.94		0.94		0.78		70		78
12-31-2004	12.58	0.12	[2]	1.88	2.00	(0.04)	—	—	(0.04)	14.54	15.96	[3]	0.95		0.95		0.94		204		43
SERIES II
06-30-2009[1]	5.61	0.01	[2]	0.19	0.20	(0.01)	—	—	(0.01)	5.80	3.53	[3,4]	1.21	[5]	1.21	[5]	0.46	[5]	29		58
12-31-2008	8.14	0.04	[2]	(2.35)	(2.31)	(0.04)	(0.18)	—	(0.22)	5.61	(28.95)[3]		1.19	[6]	1.19		0.53		30		77
12-31-2007	12.99	0.06	[2]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[3,7,8]	1.15	[6]	1.15		0.49		53		63
12-31-2006	14.66	0.09	[2]	1.67	1.76	(0.12)	(3.31)	—	(3.43)	12.99	13.53	[3,7]	1.12	[6]	1.12		0.66		66		57
12-31-2005	14.48	0.09	[2]	0.65	0.74	(0.02)	(0.54)	—	(0.56)	14.66	5.42	[3]	1.14		1.14		0.61		66		78
12-31-2004	12.54	0.11	[2]	1.87	1.98	(0.04)	—	—	(0.04)	14.48	15.79	[3]	1.15		1.15		0.81		192		43
SERIES NAV
06-30-2009[1]	5.60	0.02	[2]	0.18	0.20	(0.01)	—	—	(0.01)	5.79	3.58	[3,4]	0.96	[5]	0.96	[5]	0.69	[5]	14		58
12-31-2008	8.14	0.06	[2]	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)[3]		0.94	[6]	0.94		0.79		12		77
12-31-2007	12.99	0.12	[2]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[3,7,8]	0.85	[6]	0.85		0.86		17		63
12-31-2006	14.66	0.12	[2]	1.68	1.80	(0.16)	(3.31)	—	(3.47)	12.99	13.82	[3,7]	0.87	[6]	0.87		0.93		232		57
12-31-2005[9]	14.55	0.08	[2]	0.69	0.77	(0.12)	(0.54)	—	(0.66)	14.66	5.68	[3,4]	0.87	[5]	0.87	[5]	0.68	[5]	127		78
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
All Cap Value Series I							$0.01						8.20%
All Cap Value Series II							0.02						7.91%
All Cap Value Series NAV							0.01						8.54%

9. Series NAV shares began operations on 2-28-05.

Alpha Opportunities Trust
SERIES I
06-30-2009[1,2]	12.57	—	[3,4]	(0.50)	(0.50)	—	—	—	—	12.07	(3.98)[5]		1.46	[6]	1.46	[6]	0.05	[6]	—	[7]	146
SERIES NAV
06-30-2009[1]	10.89	0.03	[4]	1.17	1.20	(0.01)	—	—	(0.01)	12.08	11.04	[5,8]	1.12	[6]	1.12	[6]	0.53	[6]	498		146
12-31-2008[9]	12.50	0.02	[4]	(1.63)	(1.61)	— [3]	—	—	— [3]	10.89	(12.85)[5,8]		1.06	[6,10]	1.06	[6]	0.70	[6]	280		52
1. Unaudited. 2. Series I shares began operation on 6-2-09. 3. Less than $0.01 per share. 4. Based on the average of the shares outstanding. 5. Not annualized. 6. Annualized. 7. Less than $500,000. 8. Assumes dividend reinvestment. 9. Series NAV shares began operations on 10-7-08. 10. Does not take into consideration expense reductions during the periods shown.

American Asset Allocation Trust
SERIES I
06-30-2009[1]	8.44	0.11	[6,7]	0.34	0.45	— [2]	(0.22)	—	(0.22)	8.67	5.48	[3,8,9]	0.63	[4,12]	0.63	[4,12]	2.67	[4,7]	200		2	[15]
12-31-2008[5]	12.00	0.60	[6,7]	(3.90)	(3.30)	(0.25)	(0.01)	—	(0.26)	8.44	(27.39)[3,8,9]		0.64	[4,10,11,12]	0.63	[4,10,12]	9.72	[4,7]	2		1
SERIES II
06-30-2009[1]	8.45	0.02	[6,7]	0.42	0.44	— [2]	(0.22)	—	(0.22)	8.67	5.33	[3,8,9]	0.78	[4,12]	0.78	[4,12]	0.50	[4,7]	1,168		2	[15]
12-31-2008	12.39	0.32	[6,7]	(4.02)	(3.70)	(0.23)	(0.01)	—	(0.24)	8.45	(29.83)[8,9]		0.79	[10,11,12]	0.78	[10,12]	3.07	[7]	832		1
12-31-2007[13]	12.50	0.48	[6,7]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[3,8]	0.79	[4,10,11,12]	0.79	[4,10,12]	5.57	[4,7]	511		—
SERIES III
06-30-2009[1]	8.44	0.06	[6,7]	0.40	0.46	(0.01)	(0.22)	—	(0.23)	8.67	5.54	[3,8,9]	0.28	[4,12]	0.28	[4,12]	1.41	[4,7]	105		2	[15]
12-31-2008[14]	12.34	0.78	[6,7]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[3,8,9]		0.29	[4,10,11,12]	0.28	[4,10,12]	8.21	[4,7]	34		1
1. Unaudited. 2. Less than $0.01 per share. 3. Not annualized. 4. Annualized. 5. Series I shares began operations on 4-28-08. 6. Based on the average of the shares outstanding. 7. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. 8. Assumes dividend reinvestment. 9. Total returns would have been lower had certain expenses not been reduced during the periods shown. 10. Does not include expenses of the investment companies in which the Portfolio invests. 11. Does not take into consideration expense reductions during the periods shown. 12. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25 – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 13. Series II shares began operations on 5-1-07. 14. Series III shares began operation on 1-2-08. 15. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Blue Chip Income and Growth Trust
SERIES I
06-30-2009[1]	8.85	0.02	[2,3]	0.18	0.20	— [4]	(0.66)	—	(0.66)	8.39	2.69	[5,6]	0.67	[7,8]	0.67	[7,8]	0.45	[2,8]	16		10
12-31-2008	14.88	0.24	[2,3]	(5.60)	(5.36)	(0.41)	(0.26)	—	(0.67)	8.85	(36.72)[6]		0.58	[7]	0.58	[7]	2.02	[2]	18		131
12-31-2007	18.29	0.40	[2,3]	(0.12)[10]	0.28	(0.31)	(3.38)	—	(3.69)	14.88	1.65	[6]	0.38	[7]	0.38	[7]	2.24	[2]	19		12
12-31-2006	16.00	0.13	[2,3]	2.54	2.67	(0.09)	(0.29)	—	(0.38)	18.29	16.99	[6]	0.39	[9]	0.39	[9]	0.79	[2]	17		15
12-31-2005	16.90	0.09	[2,3]	0.89	0.98	(0.05)	(1.83)	—	(1.88)	16.00	6.76	[6]	0.39	[9]	0.39	[9]	0.60	[2]	7		10
12-31-2004	15.46	0.04	[2,3]	1.40	1.44	—	—	—	—	16.90	9.31		0.39	[9]	0.39	[9]	0.29	[2]	3		54
SERIES II
06-30-2009[1]	8.86	0.01	[2,3]	0.18	0.19	—	(0.66)	—	(0.66)	8.39	2.56	[5,6]	0.81	[7,8]	0.81	[7,8]	0.33	[2,8]	72		10
12-31-2008	14.87	0.17	[2,3]	(5.54)	(5.37)	(0.38)	(0.26)	—	(0.64)	8.86	(36.76)[6]		0.71	[7]	0.71	[7]	1.39	[2]	76		131
12-31-2007	18.26	0.33	[2,3]	(0.08)[10]	0.25	(0.26)	(3.38)	—	(3.64)	14.87	1.48	[6]	0.53	[7]	0.53	[7]	1.85	[2]	156		12
12-31-2006	15.98	0.11	[2,3]	2.53	2.64	(0.07)	(0.29)	—	(0.36)	18.26	16.79	[6]	0.54	[9]	0.54	[9]	0.63	[2]	198		15
12-31-2005	16.85	0.07	[2,3]	0.90	0.97	(0.01)	(1.83)	—	(1.84)	15.98	6.66	[6]	0.53	[9]	0.53	[9]	0.47	[2]	185		10
12-31-2004	15.44	0.01	[2,3]	1.40	1.41	—	—	—	—	16.85	9.13		0.54	[9]	0.54	[9]	0.05	[2]	180		54
SERIES III
06-30-2009[1]	8.84	0.06	[2,3]	0.14	0.20	— [4]	(0.66)	—	(0.66)	8.38	2.72	[5,6]	0.31	[7,8]	0.31	[7,8]	1.62	[8]	62		10
12-31-2008[11]	14.66	0.73	[2,3]	(5.84)	(5.11)	(0.45)	(0.26)	—	(0.71)	8.84	(35.51)[6]		0.33	[7]	0.33	[7]	7.12	[2]	15		131
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average of the shares outstanding. 4. Less than $0.01 per share. 5. Not annualized. 6. Assumes dividend reinvestment. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 8. Annualized. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 11. Series III shares began operation on 1-2-08.

American Bond Trust
SERIES I
06-30-2009[1]	10.70	0.06	[2,3]	0.56	0.62	(0.01)	—	—	(0.01)	11.31	5.75	[4,5]	0.64	[6,7]	0.64	[6,7]	1.13	[6]	10		7
12-31-2008	13.13	0.68	[2,3]	(1.91)	(1.23)	(1.18)	(0.02)	—	(1.20)	10.70	(9.72)[5]		0.55	[7]	0.55	[7]	5.57	[3]	9		121
12-31-2007	13.32	1.04	[2,3]	(0.65)	0.39	(0.58)	— [8]	—	(0.58)	13.13	2.96	[5]	0.37	[7]	0.37	[7]	7.85	[3]	10		4
12-31-2006	12.50	0.35	[2,3]	0.47	0.82	—	—	—	—	13.32	6.56		0.38	[9]	0.38	[9]	2.73	[3]	2		1
12-31-2005[10]	12.36	(0.01)[2,3]		0.15	0.14	—	—	—	—	12.50	1.13	[4]	0.40	[6,9]	0.40	[6,9]	(0.40)[3,6]		—	[11]	2
SERIES II
06-30-2009[1]	10.70	0.05	[2,3]	0.55	0.60	— [8]	—	—	— [8]	11.30	5.63	[4,5]	0.79	[6,7]	0.79	[6,7]	0.88	[6]	706		7
12-31-2008	13.12	0.58	[2,3]	(1.83)	(1.25)	(1.15)	(0.02)	—	(1.17)	10.70	(9.82)[5]		0.70	[7]	0.70	[7]	4.67	[3]	665		121
12-31-2007	13.30	1.06	[2,3]	(0.70)	0.36	(0.54)	— [8]	—	(0.54)	13.12	2.76	[5]	0.52	[7]	0.52	[7]	7.97	[3]	996		4
12-31-2006	12.49	0.41	[2,3]	0.40	0.81	—	—	—	—	13.30	6.49		0.53	[9]	0.53	[9]	3.24	[3]	550		1
12-31-2005[10]	12.50	(0.02)[2,3]		0.01	(0.01)	—	—	—	—	12.49	(0.08)[4]		0.55	[6,9]	0.55	[6,9]	(0.55)[3,6]		148		2
SERIES III
06-30-2009[1]	10.70	0.14	[2,3]	0.48	0.62	(0.01)	—	—	(0.01)	11.31	5.81	[4,5]	0.29	[6,7]	0.29	[6,7]	2.57	[6]	80		7
12-31-2008[12]	13.19	1.89	[2,3]	(3.14)	(1.25)	(1.22)	(0.02)	—	(1.24)	10.70	(9.76)[4,5]		0.30	[6,7]	0.30	[6,7]	16.52	[3,6]	19		121
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Assumes dividend reinvestment. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 8. Less than $0.01 per share. 9. Does not take into consideration expense reductions during the periods shown. 10. Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively. 11. Less than $500,000. 12. Series III shares began operation on 1-2-08.

American Diversified Growth & Income Trust
SERIES I
06-30-2009[1]	8.71	0.04	[2,3]	0.79	0.83	(0.02)	—	—	(0.02)	9.52	9.27	[4,5,6]	7.07	[7,8]	0.66	[7,8]	0.85	[3,7]	—	[10]	5
12-31-2008[11]	12.50	0.23	[2,3]	(3.79)	(3.56)	(0.23)	—	—	(0.23)	8.71	(28.43)[4,5,6]		5.68	[7,8,9]	0.66	[7,8]	4.41	[3,7]	—	[10]	7
SERIES II
06-30-2009[1]	8.71	0.01	[2,3]	0.81	0.82	(0.01)	—	—	(0.01)	9.52	9.24	[4,5,6]	6.89	[7,8]	0.81	[7,8]	0.25	[3,7]	1		5
12-31-2008[11]	12.50	0.22	[2,3]	(3.79)	(3.57)	(0.22)	—	—	(0.22)	8.71	(28.49)[4,5,6]		5.83	[7,8,9]	0.82	[7,8]	4.26	[3,7]	1		7
SERIES III
06-30-2009[1]	8.71	0.03	[2,3]	0.81	0.84	(0.02)	—	—	(0.02)	9.53	9.44	[4,5,6]	6.39	[7,8]	0.31	[7,8]	0.74	[3,7]	—	[10]	5
12-31-2008[11]	12.50	0.25	[2,3]	(3.79)	(3.54)	(0.25)	—	—	(0.25)	8.71	(28.27)[4,5,6]		5.33	[7,8,9]	0.31	[7,8]	4.77	[3,7]	—	[10]	7

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Diversified Growth & Income Trust (continued)
SERIES NAV
06-30-2009[1]	8.70	0.04	[2,3]	0.81	0.85	(0.02)	—	—	(0.02)	9.53	9.61 [4,5,6]	6.15	[7,8]	0.06	[7,8]	0.98	[3,7]	—	[10]	5
12-31-2008[11]	12.50	0.26	[2,3]	(3.80)	(3.54)	(0.26)	—	—	(0.26)	8.70	(28.24)[4,5,6]	5.09	[8,9]	0.06	[7,8]	5.02	[3,7]	—	[10]	7
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Annualized. 8. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 9. Does not take into consideration expense reductions during the periods shown. 10. Less than $500,000. 11. Series I, Series II, Series III and Series NAV shares began operations on 7-1-08.

American Fundamental Holdings Trust
SERIES I
06-30-2009[1]	7.61	0.03	[2,3]	0.68	0.71	— [4]	—	—	— [4]	8.32	9.33 [5,6,7]	0.67	[8,9]	0.63	[8,9]	0.67	[3,8]	—	[10]	—
12-31-2008	11.91	0.26	[2,3]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)[5,6]	0.69	[9,11]	0.64	[9]	2.50	[3]	—	[10]	1
12-31-2007[12]	12.50	0.24	[2,3]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[5,6,7]	3.26	[8,9,11]	1.04	[8,9,11]	12.00	[3,8]	—	[10]	—
SERIES II
06-30-2009[1]	7.62	0.02	[2,3]	0.69	0.71	— [4]	—	—	— [4]	8.33	9.32 [5,6,7]	0.82	[8,9]	0.78	[8,9]	0.52	[3,8]	942		—
12-31-2008	11.91	0.48	[2,3]	(4.18)	(3.70)	(0.26)	(0.33)	—	(0.59)	7.62	(30.97)[5,6]	0.84	[9,11]	0.79	[9]	4.98	[3]	600		1
12-31-2007[12]	12.50	0.51	[2,3]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[5,6,7]	1.25	[8,9,11]	1.20	[8,9,11]	24.93	[3,8]	58		—
SERIES III
06-30-2009[1]	7.61	0.05	[2,3]	0.68	0.73	— [4]	—	—	— [4]	8.34	9.60 [5,6,7]	0.33	[8,9]	0.28	[8,9]	1.38	[3,8]	41		—
12-31-2008	11.91	0.75	[2,3]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)[5,6]	0.34	[9,11]	0.29	[9]	8.29	[3]	14		1
12-31-2007[12]	12.50	0.25	[2,3]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[5,6,7]	2.90	[8,9,11]	0.70	[8,9,11]	12.35	[3,8]	—	[10]	—
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than $0.01 per share. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Annualized. 9. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 10. Less than $500,000. 11. Does not take into consideration expense reductions during the periods shown. 12. Series I, Series II and Series III shares began operations on 10-31-07.

American Global Diversification Trust
SERIES I
06-30-2009[1]	7.04	0.11	[2,3]	0.90	1.01	— [4]	—	—	— [4]	8.05	14.36 [5,6,7]	0.67	[9,10]	0.63	[9,10]	3.02	[2,9]	—	[11]	1
12-31-2008	11.88	0.23	[2,3]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)[6,7]	0.69	[8,10]	0.64	[10]	2.31	[2]	—	[11]	6
12-31-2007[12]	12.50	0.27	[2,3]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[5,6,7]	2.85	[8,9,10]	0.93	[9,10]	13.38	[2,9]	—	[11]	—
SERIES II
06-30-2009[1]	7.04	0.02	[2,3]	1.00	1.02	— [4]	—	—	— [4]	8.06	14.50 [5,6,7]	0.83	[9,10]	0.78	[9,10]	0.42	[2,9]	736		1
12-31-2008	11.88	0.35	[2,3]	(4.51)	(4.16)	(0.23)	(0.45)	—	(0.68)	7.04	(34.85)[6,7]	0.84	[8,10]	0.79	[10]	3.69	[2]	542		6
12-31-2007[12]	12.50	0.49	[2,3]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[5,6,7]	1.03	[8,9,10]	0.98	[9,10]	24.24	[2,9]	108		—
SERIES III
06-30-2009[1]	7.03	0.03	[2,3]	1.00	1.03	— [4]	—	—	— [4]	8.06	14.66 [5,6,7]	0.33	[9,10]	0.29	[9,10]	0.84	[2,9]	—	[11]	1
12-31-2008	11.87	0.27	[2,3]	(4.38)	(4.11)	(0.28)	(0.45)	—	(0.73)	7.03	(34.44)[6,7]	0.34	[8,10]	0.29	[10]	2.66	[2]	—	[11]	6
12-31-2007[12]	12.50	0.28	[2,3]	(0.68)	(0.40)	(0.23)	—	—	(0.23)	11.87	(3.19)[5,6,7]	2.50	[8,9,10]	0.58	[9,10]	13.73	[2,9]	—	[11]	—
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average of the shares outstanding. 4. Less than $0.01 per share. 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Assumes dividend reinvestment. 8. Does not take into consideration expense reductions during the periods shown. 9. Annualized. 10. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 11. Less than $500,000. 12. Series I, Series II and Series III shares began operations on 10-31-07.

American Global Growth Trust
SERIES II
06-30-2009[1]	7.76	—	[4,5,6]	1.00	1.00	— [6]	(0.51)	—	(0.51)	8.25	13.67 [2,7,8]	0.81	[3,9]	0.78	[3,9]	0.06	[3,5]	163		5
12-31-2008	13.11	0.14	[4,5]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)[7,8]	0.80	[9,10]	0.78	[9]	1.24	[5]	150		15
12-31-2007[11]	12.50	0.43	[4,5]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92 [2,7]	0.81	[3,9]	0.81	[3,9]	4.89	[3,5]	227		1
SERIES III
06-30-2009[1]	7.74	0.04	[4,5]	0.99	1.03	(0.01)	(0.51)	—	(0.52)	8.25	14.06 [2,7,8]	0.31	[3,9]	0.28	[3,9]	1.09	[3,5]	1		5
12-31-2008[12]	13.07	0.66	[4,5]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[2,7,8]	0.30	[9,10]	0.28	[3,9]	7.23	[5]	—	[13]	15
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 6. Less than $0.01 per share. 7. Assumes dividend reinvestment. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown. 9. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 10. Does not take into consideration expense reductions during the periods shown. 11. Series II shares began operations on 5-1-07. 12. Series III shares began operation on 1-2-08. 13. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Small Capitalization Trust
SERIES II
06-30-2009[1]	6.03	(0.02)[4,5]		1.52	1.50	— [6]	(0.89)	—	(0.89)	6.64	26.82	[2,7]	0.84	[3,8]	0.78	[3,10]	(0.78)[3]		59	15
12-31-2008	13.35	(0.08)[4,5]		(7.11)	(7.19)	— [6]	(0.13)	—	(0.13)	6.03	(53.79)[7]		0.83	[8,9]	0.78	[10]	(0.78)[5]		47	25
12-31-2007[11]	12.50	0.32	[4,5]	0.78 [12]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[2,7]	0.86	[3,8,9]	0.86	[3,10]	3.49	[3,5]	87	4
SERIES III
06-30-2009[1]	6.01	(0.01)[4,5]		1.51	1.50	— [6]	(0.89)	—	(0.89)	6.62	27.01	[2,7]	0.34	[3]	0.28	[3]	(0.29)[3]		21	15
12-31-2008[13]	13.31	(0.02)[4,5]		(7.09)	(7.11)	—	(0.19)	—	(0.19)	6.01	(53.39)[7]		0.33	[8,9]	0.28	[8,10]	(0.28)[5]		5	25
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 6. Less than $0.01 per share. 7. Assumes dividend reinvestment. 8. Does not include expenses of the investment companies in which the Portfolio invests. 9. Does not take into consideration expense reductions during the periods shown. 10. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 11. Series II shares began operations on 5-1-07. 12. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 13. Series III shares began operation on 1-2-08.

American Growth Trust
SERIES I
06-30-2009[1]	11.61	(0.01)[2,3]		1.35	1.34	(0.01)	(2.16)	—	(2.17)	10.78	12.70	[4,5]	0.64	[6,7]	0.64	[6,7]	(0.11)[2,6]		72	5
12-31-2008	21.65	0.11	[2,3]	(9.60)	(9.49)	(0.11)	(0.44)	—	(0.55)	11.61	(44.20)[5]		0.56	[7]	0.56	[7]	0.64	[2]	75	16
12-31-2007	21.73	0.10	[2,3]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93	[5]	0.37	[7]	0.37	[7]	0.43	[2]	102	9
12-31-2006	19.98	0.13	[2,3]	1.81	1.94	(0.06)	(0.13)	—	(0.19)	21.73	9.80	[5]	0.38	[8]	0.38	[8]	0.62	[2]	99	3
12-31-2005	17.28	0.10	[2,3]	2.62	2.72	—	(0.02)	—	(0.02)	19.98	15.78	[5]	0.38	[8]	0.38	[8]	0.54	[2]	57	3
12-31-2004	15.42	(0.01)[2]		1.88	1.87	—	(0.01)	—	(0.01)	17.28	12.10	[5]	0.37	[8]	0.37	[8]	(0.12)[2]		17	1
SERIES II
06-30-2009[1]	11.58	(0.01)[2,3]		1.34	1.33	— [9]	(2.16)	—	(2.16)	10.75	12.71	[4,5]	0.79	[6,7]	0.79	[6,7]	(0.23)[2,6]		1,012	5
12-31-2008	21.57	0.07	[2,3]	(9.54)	(9.47)	(0.08)	(0.44)	—	(0.52)	11.58	(44.28)[5]		0.69	[7]	0.69	[7]	0.37	[2]	974	16
12-31-2007	21.64	0.06	[2,3]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	[5]	0.52	[7]	0.52	[7]	0.28	[2]	1,739	9
12-31-2006	19.90	0.07	[2,3]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64	[5]	0.53	[8]	0.53	[8]	0.33	[2]	1,485	3
12-31-2005	17.24	0.05	[2,3]	2.63	2.68	—	(0.02)	—	(0.02)	19.90	15.59	[5]	0.53	[8]	0.53	[8]	0.25	[2]	1,134	3
12-31-2004	15.41	(0.04)[2]		1.88	1.84	—	(0.01)	—	(0.01)	17.24	11.91	[5]	0.52	[8]	0.52	[8]	(0.30)[2]		708	1
SERIES III
06-30-2009[1]	11.57	0.03	[2,3]	1.32	1.35	(0.01)	(2.16)	—	(2.17)	10.75	12.91	[4,5]	0.29	[6,7]	0.29	[6,7]	0.60	[6]	36	5
12-31-2008[10]	21.53	0.53	[2,3]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)[5]		0.29	[7]	0.29	[7,8]	3.80	[2]	10	16
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average of the shares outstanding. 4. Not annualized. 5. Assumes dividend reinvestment. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 8. Does not include expenses of the investment companies in which the Portfolio invests. 9. Less than $0.01 per share. 10. Series III shares began operation on 1-2-08.

American Growth-Income Trust
SERIES I
06-30-2009[1]	11.53	0.09	[2,3]	0.73	0.82	— [4]	(1.08)	—	(1.08)	11.27	7.65	[5,6]	0.64	[8,9]	0.64	[7,8,9]	1.63	[2,8]	226	9	[11]
12-31-2008	19.53	0.22	[2,3]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)[6]		0.55	[7]	0.55	[7]	1.39	[2]	19	15
12-31-2007	20.19	0.26	[2,3]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64	[6]	0.37	[7]	0.37	[7,9]	1.24	[2]	29	5
12-31-2006	17.81	0.25	[2,3]	2.36	2.61	(0.21)	(0.02)	—	(0.23)	20.19	14.80	[6]	0.38	[7]	0.38	[7]	1.35	[2]	20	2
12-31-2005	17.00	0.27	[2,3]	0.65	0.92	(0.08)	(0.03)	—	(0.11)	17.81	5.44	[6]	0.38	[7]	0.38	[7]	1.55	[2]	14	1
12-31-2004	15.55	0.05	[2]	1.49	1.54	(0.07)	(0.02)	—	(0.09)	17.00	9.96	[6]	0.37	[7]	0.37	[7]	1.01	[2]	9	1
SERIES II
06-30-2009[1]	11.52	0.01	[2,3]	0.80	0.81	— [4]	(1.08)	—	(1.08)	11.25	7.57	[5,6]	0.79	[8,9]	0.79	[7,8,9]	0.10	[2,8]	837	9	[11]
12-31-2008	19.50	0.20	[2,3]	(7.56)	(7.36)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)[6]		0.69	[7]	0.69	[7]	1.22	[2]	836	15
12-31-2007	20.14	0.22	[2,3]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	[6]	0.52	[7]	0.52	[7,9]	1.05	[2]	1,440	5
12-31-2006	17.77	0.22	[2,3]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62	[6]	0.53	[7]	0.53	[7]	1.17	[2]	1,237	2
12-31-2005	16.97	0.24	[2,3]	0.66	0.90	(0.07)	(0.03)	—	(0.10)	17.77	5.29	[6]	0.53	[7]	0.53	[7]	1.41	[2]	873	1
12-31-2004	15.53	0.04	[2]	1.48	1.52	(0.06)	(0.02)	—	(0.08)	16.97	9.83	[6]	0.52	[7]	0.52	[7]	0.68	[2]	558	1
SERIES III
06-30-2009[1]	11.50	0.06	[2,3]	0.77	0.83	— [4]	(1.08)	—	(1.08)	11.25	7.76	[5,6]	0.29	[8,9]	0.29	[7,8,9]	1.17	[2,8]	47	9	[11]
12-31-2008[10]	19.30	0.84	[2,3]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[6]		0.29	[7]	0.29	[7]	6.24	[2]	12	15
1. Unaudited. 2. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. 3. Based on the average of the shares outstanding. 4. Less than $0.01 per share. 5. Not annualized. 6. Assumes dividend reinvestment. 7. Does not include expenses of the investment companies in which the Portfolio invests. 8. Annualized. 9. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 10. Series III shares began operation on 1-2-08. 11. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American High Income Bond Trust
SERIES II
06-30-2009[1]	7.81	0.09	[4,5]	1.29	1.38	— [6]	—	—	— [6]	9.19	17.70	[2,7,8]	0.87	[3,9]	0.78	[3,9]	2.07	[3,5]	48		10
12-31-2008	11.33	0.68	[4,5]	(3.46)	(2.78)	(0.74)	—	—	(0.74)	7.81	(24.39)[7,8]		0.86	[9,10]	0.78	[9]	6.45	[5]	34		26
12-31-2007[11]	12.50	1.58	[4,5]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[2,7]		0.96	[3,9]	0.96	[3,9]	19.47	[3,5]	46		3
SERIES III
06-30-2009[1]	7.80	0.16	[4,5]	1.24	1.40	(0.01)	—	—	(0.01)	9.19	17.95	[2,7,8]	0.37	[3,9]	0.28	[3,9]	3.99	[3,5]	—	[12]	10
12-31-2008[13]	11.32	2.53	[4,5]	(5.26)	(2.73)	(0.79)	—	—	(0.79)	7.80	(23.93)[2,7,8]		0.36	[3,9,10]	0.28	[3,9]	26.70	[3,5]	—	[12]	26
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 6. Less than $0.01 per share. 7. Assumes dividend reinvestment. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown. 9. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 10. Does not take into consideration expense reductions during the periods shown. 11. Series II shares began operations on 5-1-07. 12. Less than $500,000. 13. Series III shares began operation on 1-2-08.

American International Trust
SERIES I
06-30-2009[1]	14.31	—	[2,3,4]	1.74	1.74	(0.01)	(3.41)	—	(3.42)	12.63	14.96	[5,6]	0.64	[7,8]	0.64	[7,8]	(0.05)[3,7]		81		6
12-31-2008	26.71	0.39	[2,3]	(11.51)	(11.12)	(0.51)	(0.77)	—	(1.28)	14.31	(42.37)[6]		0.55	[8]	0.55	[8]	1.86	[3]	69		18
12-31-2007	24.92	0.33	[2,3]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58	[6]	0.37	[8]	0.37	[8]	1.23	[3]	106		10
12-31-2006	21.44	0.36	[2,3]	3.57	3.93	(0.21)	(0.24)	—	(0.45)	24.92	18.53	[6]	0.38	[9]	0.38	[9]	1.56	[3]	70		6
12-31-2005	19.37	0.34	[2,3]	3.40	3.74	(0.14)	(1.53)	—	(1.67)	21.44	21.07	[6]	0.38	[9]	0.38	[9]	1.75	[3]	35		6
12-31-2004	16.68	0.13	[2]	2.97	3.10	(0.12)	(0.29)	—	(0.41)	19.37	18.88	[6]	0.38	[9]	0.38	[9]	1.57	[3]	10		65
SERIES II
06-30-2009[1]	14.30	(0.01)[2,3]		1.74	1.73	— [10]	(3.41)	—	(3.41)	12.62	14.95	[5,6]	0.79	[7,8]	0.79	[7,8]	(0.21)[3,7]		663		6
12-31-2008	26.67	0.31	[2,3]	(11.43)	(11.12)	(0.48)	(0.77)	—	(1.25)	14.30	(42.47)[6]		0.69	[8]	0.69	[8]	1.46	[3]	637		18
12-31-2007	24.86	0.27	[2,3]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	[6]	0.52	[8]	0.52	[8]	1.01	[3]	1,168		10
12-31-2006	21.40	0.30	[2,3]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32	[6]	0.53	[9]	0.53	[9]	1.30	[3]	951		6
12-31-2005	19.34	0.25	[2,3]	3.45	3.70	(0.11)	(1.53)	—	(1.64)	21.40	20.87	[6]	0.53	[9]	0.53	[9]	1.31	[3]	624		6
12-31-2004	16.66	0.11	[2]	2.96	3.07	(0.10)	(0.29)	—	(0.39)	19.34	18.74	[6]	0.53	[9]	0.53	[9]	1.07	[3]	307		65
SERIES III
06-30-2009[1]	14.27	0.03	[2,3]	1.74	1.77	(0.02)	(3.41)	—	(3.43)	12.61	15.24	[5,6]	0.29	[7]	0.29	[7,9]	0.46	[3,7]	1		6
12-31-2008[11]	26.60	1.07	[2,3]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[5,6]		0.29	[9]	0.29	[9]	6.08	[3]	—	[12]	18
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than $0.01 per share. 5. Not annualized. 6. Assumes dividend reinvestment. 7. Annualized. 8. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. Less than (0.01) per share. 11. Series III shares began operation on 1-2-08. 12. Less than $500,000.

American New World Trust
SERIES I
06-30-2009[1,2]	8.94	0.07	[3,4]	0.59	0.66	—	—	—	—	9.60	7.38	[5]	0.75	[6,7]	0.63	[6,7]	5.63	[4,6]	—[8]		13
SERIES II
06-30-2009[1]	8.15	—	[3,4,9]	1.58	1.58	—[9]	(0.13)	—	(0.13)	9.60	19.64	[5,10,11]	0.87	[6,7]	0.78	[6,7]	0.04	[4,6]	54		13
12-31-2008	14.76	0.10	[3,4]	(6.40)	(6.30)	(0.13)	(0.18)	—	(0.31)	8.15	(42.66)[10,11]		0.83	[7,12]	0.78	[7]	0.82	[4]	41		60
12-31-2007[13]	12.50	0.56	[3,4]	2.02	2.58	(0.23)	(0.09)	—	(0.32)	14.76	20.73	[5,10]	0.88	[6,7]	0.88	[6,7]	5.79	[4,6]	83		8
SERIES III
06-30-2009[1]	8.13	0.04	[3,4]	1.56	1.60	(0.01)	(0.13)	—	(0.14)	9.59	19.91	[5,10,11]	0.37	[6,7]	0.28	[6,7]	0.94	[4,6]	1		13
12-31-2008[14]	14.71	0.47	[3,4]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[5,10,11]		0.33	[7,11,12]	0.28	[6,7]	4.60	[4,6]	—	[8]	60
1. Unaudited. 2. Series I shares began operations on 5-6-09 3. Based on the average of the shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.30% – 0.84%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively. 8. Less than $500,000. 9. Less than $0.01 per share. 10. Assumes dividend reinvestment. 11 Total returns would have been lower had certain expenses not been reduced during the periods shown. 12. Does not take into consideration expense reductions during the periods shown. 13. Series II shares began operations on 5-1-07. 14. Series III shares began operation on 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Balanced Trust
SERIES I
06-30-2009[1,2]	12.50	0.02	[3]	0.48	0.50	—	—	—	—	13.00	4.00	[4,5]	1.60	[6]	1.57	[6]	0.76	[6]	—	[8]	33
SERIES NAV
06-30-2009[1,2]	12.50	0.02	[3]	0.48	0.50	—	—	—	—	13.00	4.00	[4,5]	1.53	[6]	1.50	[6]	0.83	[6]	13		33
1. Unaudited. 2. Series I and Series NAV shares began operations on 4-30-09. 3. Based on the average of the shares outstanding. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Less than $500,000.

Blue Chip Growth Trust
SERIES I
06-30-2009[1]	12.23	0.01	[2]	2.03	2.04	(0.02)	—	—	(0.02)	14.25	16.67	[3,4,5]	0.92	[7]	0.89	[7]	0.15	[7]	296		26
12-31-2008	21.70	0.03	[2]	(9.14)	(9.11)	(0.05)	(0.31)	—	(0.36)	12.23	(42.53)[3,5]		0.90	[6]	0.87		0.18		281		58
12-31-2007	19.39	0.08	[2]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[3,5,8]	0.88	[6]	0.85		0.40		593		34
12-31-2006	17.73	0.10	[2]	1.60	1.70	(0.04)	—	—	(0.04)	19.39	9.58	[3,5,9]	0.88	[6]	0.86		0.53		668		37
12-31-2005	16.86	0.04	[2]	0.90	0.94	(0.07)	—	—	(0.07)	17.73	5.60	[3,5]	0.92	[6]	0.89		0.24		769		65
12-31-2004	15.48	0.08	[2]	1.32	1.40	(0.02)	—	—	(0.02)	16.86	9.03	[3,5]	0.91	[6]	0.88		0.53		1,309		31
SERIES II
06-30-2009[1]	12.21	—	[2,10]	2.02	2.02	(0.01)	—	—	(0.01)	14.22	16.58	[3,4,5]	1.12	[7]	1.09	[7]	(0.05)[7]		112		26
12-31-2008	21.65	—	[2,10]	(9.11)	(9.11)	(0.02)	(0.31)	—	(0.33)	12.21	(42.63)[3,5]		1.10	[6]	1.07		(0.02)		102		58
12-31-2007	19.32	0.04	[2]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[3,5,8]	1.08	[6]	1.05		0.21		176		34
12-31-2006	17.68	0.06	[2]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[3,5,9]	1.08	[6]	1.06		0.32		176		37
12-31-2005	16.78	0.01	[2]	0.89	0.90	—	—	—	—	17.68	5.36	[3]	1.12	[6]	1.09		0.04		181		65
12-31-2004	15.43	0.07	[2]	1.29	1.36	(0.01)	—	—	(0.01)	16.78	8.83	[3,5]	1.11	[6]	1.08		0.47		471		31
SERIES NAV
06-30-2009[1]	12.20	0.01	[2]	2.03	2.04	(0.02)	—	—	(0.02)	14.22	16.72	[3,4,5]	0.87	[7]	0.84	[7]	0.22	[7]	930		26
12-31-2008	21.66	0.04	[2]	(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)[3,5]		0.85	[6]	0.82		0.23		1,299		58
12-31-2007	19.36	0.10	[2]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[3,5,8]	0.83	[6]	0.80		0.46		2,491		34
12-31-2006	17.71	0.10	[2]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[3,5,9]	0.83	[6]	0.81		0.56		1,880		37
12-31-2005[11]	16.32	0.04	[2]	1.45	1.49	(0.10)	—	—	(0.10)	17.71	9.19	[3,4,5]	0.87	[6,7]	0.84	[7]	0.28	[7]	1,480		65
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Assumes dividend reinvestment. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Blue Chip Growth Series I							$0.01						12.70%
Blue Chip Growth Series II							—[10]						12.51%
Blue Chip Growth Series NAV							0.01						12.76%
9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Less than $0.01 per share. 11. Series NAV shares began operations on 2-28-05.

Capital Appreciation Trust
SERIES I
06-30-2009[1]	6.27	0.01	[2]	0.90	0.91	(0.01)	—	—	(0.01)	7.17	14.45	[3]	0.83	[4]	0.83	[4]	0.43	[4]	118		54
12-31-2008	10.05	0.04	[2]	(3.78)	(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)[5]		0.81		0.81		0.41		114		97
12-31-2007	9.07	0.03	[2]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[5,6,7]	0.82	[8]	0.82		0.31		227		73
12-31-2006	10.02	0.01	[2]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[5,6,9]	0.83	[8]	0.83		0.11		263		114	[10]
12-31-2005	8.79	(0.01)[2]		1.24	1.23	—	—	—	—	10.02	13.99		0.95		0.95		(0.10)		52		101
12-31-2004	8.04	0.01	[2]	0.74	0.75	—	—	—	—	8.79	9.33		0.97		0.97		0.15		129		79
SERIES II
06-30-2009[1]	6.22	0.01	[2]	0.88	0.89	—	—	—	—	7.11	14.37	[3]	1.03	[4]	1.03	[4]	0.23	[4]	59		54
12-31-2008	9.96	0.02	[2]	(3.74)	(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)[5]		1.01		1.01		0.21		52		97
12-31-2007	8.99	0.01	[2]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[5,6,7]	1.02	[8]	1.02		0.11		97		73
12-31-2006	9.96	(0.01)[2]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[5,6,9]	1.03	[8]	1.03		(0.09)		113		114	[10]
12-31-2005	8.76	(0.02)[2]		1.22	1.20	—	—	—	—	9.96	13.70		1.15		1.15		(0.27)		47		101
12-31-2004	8.02	—	[2,11]	0.74	0.74	—	—	—	—	8.76	9.23		1.17		1.17		0.02		125		79

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Trust (continued)
SERIES NAV
06-30-2009[1]	6.27	0.02	[2]	0.89	0.91	(0.01)	—	—	(0.01)	7.17	14.46	[3,5]	0.78	[4]	0.78	[4]	0.49	[4]	629		54
12-31-2008	10.06	0.04	[2]	(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)[5]		0.76		0.76		0.46		526		97
12-31-2007	9.08	0.03	[2]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[5,6,7]	0.77	[8]	0.77		0.36		780		73
12-31-2006	10.02	0.01	[2]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[5,6,9]	0.78	[8]	0.78		0.15		627		114	[10]
12-31-2005[12]	8.51	(0.01)[2]		1.53	1.52	(0.01)	—	—	(0.01)	10.02	17.88	[3,5]	0.88	[4]	0.88	[4]	(0.18)[4]		207		101
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Annualized. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per Share from Affiliate for the year ended 12-31-2007						Total Return Excluding Payment from Affiliate for the year ended 12-31-2007
Capital Appreciation Series I							—[11]						11.61%
Capital Appreciation Series II							—[11]						11.36%
Capital Appreciation Series NAV							$0.01						11.58%

8. Does not take into consideration expense reductions during the periods shown. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Excludes merger activity. 11. Less than $0.01 per share. 12. Series NAV shares began operations on 2-28-05.

Capital Appreciation Value Trust
SERIES I
06-30-2009[1]	9.02	0.11	[2]	1.01	1.12	(0.01)	—	—	(0.01)	10.13	12.38	[3,4,5]	1.07	[6]	1.03	[6]	2.44	[6]	—	[8]	54
12-31-2008[9]	12.50	0.15	[2]	(3.56)	(3.41)	(0.07)	—	—	(0.07)	9.02	(27.26)[3,4,5]		1.22	[6,7]	1.18	[6]	2.01	[6]	—	[8]	55	[10]
SERIES II
06-30-2009[1]	9.02	0.10	[2]	1.01	1.11	(0.01)	—	—	(0.01)	10.12	12.27	[3,4,5]	1.27	[6]	1.23	[6]	2.21	[6]	294		54
12-31-2008[9]	12.50	0.16	[2]	(3.58)	(3.42)	(0.06)	—	—	(0.06)	9.02	(27.37)[3,4,5]		1.42	[6,7]	1.38	[6]	2.46	[6]	141		55	[10]
SERIES NAV
06-30-2009[1]	9.02	0.11	[2]	1.01	1.12	(0.01)	—	—	(0.01)	10.13	12.38	[3,4,5]	1.02	[6]	0.98	[6]	2.47	[6]	1		54
12-31-2008[9]	12.50	0.16	[2]	(3.56)	(3.40)	(0.08)	—	—	(0.08)	9.02	(27.23)[3,4,5]		1.17	[6,7]	1.13	[6]	2.26	[6]	1		55	[10]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Less than $500,000. 9. Series I, II and Series NAV shares began operations on 4-28-08. 10. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended is 63%.

Core Allocation Trust
SERIES I
06-30-2009[1,2]	12.50	—	[3,4]	0.73	0.73	—	—	—	—	13.23	5.25	[5]	1.30	[6]	0.12	[6]	(0.12)[6]		—	[7]	—
SERIES II
06-30-2009[1,2]	12.50	(0.01)[4]		0.73	0.72	—	—	—	—	13.22	5.17	[5]	1.52	[6]	0.32	[6]	(0.32)[6]		8		—
1. Series I and Series II shares began operation on 5-1-09. 2. Unaudited. 3. Less than (0.01) per share. 4. Based on the average of the shares outstanding. 5. Not annualized. 6. Annualized. 7. Less than $500,000.

Core Allocation Plus Trust
SERIES I
06-30-2009[1]	8.50	0.05	[5]	0.69	0.74	—	—	—	—	9.24	8.71	[2]	1.24	[3]	1.24	[3]	1.10	[3]	26		104	[8]
12-31-2008[4]	12.50	0.12	[5]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[6]		1.63	[3,7]	1.63	[3]	1.12	[3]	11		97	[8]
SERIES II
06-30-2009[1]	8.50	0.04	[5]	0.70	0.74	—	—	—	—	9.24	8.71	[2]	1.43	[3]	1.43	[3]	0.92	[3]	138		104	[8]
12-31-2008[4]	12.50	0.09	[5]	(4.05)	(3.96)	(0.04)	—	—	(0.04)	8.50	(31.67)[6]		1.83	[3,7]	1.83	[3]	0.92	[3]	56		97	[8]
SERIES NAV
06-30-2009[1]	8.49	0.05	[5]	0.70	0.75	—	—	—	—	9.24	8.83	[2]	1.21	[3]	1.21	[3]	1.11	[3]	10		104	[8]
12-31-2008[4]	12.50	0.13	[5]	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[6]		1.59	[3,7]	1.59	[3]	1.15	[3]	4		97	[8]
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Series I, Series II and Series NAV shares began operations on 1-2-08. 5. Based on the average of the shares outstanding. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. The Portfolio turnover rate including the effect of “TBA” (to be announced) is 104% and 122% for the period ended 6-30-09 and the year ended 12-31-08, respectively.

Core Balanced Trust
SERIES I
06-30-2009[1,2]	12.50	—	[3,4]	0.53	0.53	— [4]	—	—	—	13.03	4.32	[5,6]	1.21	[7]	0.12	[7]	(0.13)[7]		1		—
SERIES II
06-30-2009[1,2]	12.50	(0.01)[3]		0.54	0.53	— [4]	—	—	—	13.03	4.32	[5,6]	1.17	[7]	0.32	[7]	(0.32)[7]		12		—
1. Series I and Series II shares began operations on 5-1-09. 2. Unaudited. 3. Based on the average of the shares outstanding. 4. Less than $0.01 per share. 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Annualized. 8. Does not take into consideration expense reductions during the periods shown.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Core Disciplined Diversification Trust
SERIES II
06-30-2009[1,4]	12.50	(0.01)[5,6]		0.88	0.87	—	—	—	—	13.37	6.96	[2,7]	0.96	[3,8]	0.32	[3,10]	(0.32)[3,6]		15	1
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Series II shares began operations on 5-1-09. 5. Based on the average of the shares outstanding. 6. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.49% – 0.70%, based on the mix of underlying funds held by the portfolio for 2009.

Core Fundamental Holdings Trust
SERIES II
06-30-2009[1,2]	12.50	0.05	[5,6]	0.48	0.53	—	—	—	—	13.03	4.24	[3,7]	1.04	[4]	0.60	[4,9,10]	2.42	[4,6]	24	—
SERIES III
06-30-2009[1,2]	12.50	0.04	[5,6]	0.50	0.54	—	—	—	—	13.04	4.32	[3,7]	0.77	[4]	0.20	[4,9,10]	1.89	[4,6]	2	—
1. Series II and Series III shares began operation on 5-1-09 2. Unaudited. 3. Not annualized. 4. Annualized. 5. Based on the average of the shares outstanding. 6. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.49% – 0.50%, based on the mix of underlying funds held by the portfolio for 2009.

Core Global Diversification Trust
SERIES II
06-30-2009[1,2]	12.50	0.04	[3,4]	0.77	0.81	—	—	—	—	13.31	6.48	[5,6]	1.24	[8,9]	0.60	[8,9]	2.15	[8]	19	3
SERIES III
06-30-2009[1,2]	12.50	0.07	[3,4]	0.75	0.82	—	—	—	—	13.32	6.96	[5,6]	0.96	[8,9]	0.20	[8,9]	3.08	[8]	1	3
1. Series II and Series III shares began operations on 5-1-09. 2. Unaudited. 3. Based on the average of the shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Annualized. 9. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.49% – 0.55%, based on the mix of underlying funds held by the portfolio for 2009.

Disciplined Diversification Trust
SERIES I
06-30-2009[1]	8.90	0.09	[2]	0.66	0.75	—	—	—	—	9.65	8.43	[3,4]	0.92	[5]	0.75	[5]	2.08	[5]	1	20
12-31-2008[7]	12.50	0.19	[2]	(3.67)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.87)[3,8]		1.04	[5,6,9]	0.75	[5,9]	2.63	[5]	1	7
SERIES II
06-30-2009[1]	8.91	0.09	[2]	0.65	0.74	—	—	—	—	9.65	8.31	[3,4]	1.12	[5]	0.95	[5]	2.11	[5]	225	20
12-31-2008[7]	12.50	0.15	[2]	(3.64)	(3.49)	(0.09)	(0.01)	—	(0.10)	8.91	(27.96)[3,8]		1.24	[5,6,9]	0.95	[5,9]	2.13	[5]	117	7
SERIES NAV
06-30-2009[1]	8.90	0.10	[2]	0.65	0.75	—	—	—	—	9.65	8.43	[3,4]	0.92	[5]	0.70	[5]	2.31	[5]	14	20
12-31-2008[7]	12.50	0.16	[2]	(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[3,8]		0.99	[5,6,9]	0.70	[5,9]	2.40	[5]	2	7
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Series I, II and NAV shares began operations on 4-28-08. 8. Assumes dividend reinvestment. 9. Does not include expenses of the investment companies in which the Portfolio invests.

Emerging Markets Value Trust
SERIES I
06-30-2009[1]	6.74	0.05	[2]	3.12	3.17	(0.01)	(0.01)	—	(0.02)	9.89	47.10	[3,4]	1.13	[5]	1.13	[5]	1.34	[5]	5	14
12-31-2008	14.64	0.25	[2]	(7.86)	(7.61)	(0.26)	(0.03)	—	(0.29)	6.74	(52.17)[4,6]		1.14	[7]	1.14		2.53		3	19
12-31-2007[8]	12.50	0.14	[2]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[3,4,6]	1.14	[5,7]	1.13	[5]	1.46	[5]	1	9
SERIES NAV
06-30-2009[1]	6.73	0.06	[2]	3.11	3.17	(0.01)	(0.01)	—	(0.02)	9.88	47.18	[3,4]	1.08	[5]	1.08	[5]	1.53	[5]	839	14
12-31-2008	14.56	0.27	[2]	(7.80)	(7.53)	(0.27)	(0.03)	—	(0.30)	6.73	(51.93)[4,6]		1.09	[7]	1.09		2.42		300	19
12-31-2007[8]	12.50	0.15	[2]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[3,4,6]	1.09	[5,7]	1.08	[5]	1.61	[5]	517	9
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Series I and Series NAV shares began operations on 5-1-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)		Portfolio turnover (%)

Emerging Small Company Trust
SERIES I
06-30-2009[1]	13.89	(0.01)[2]		1.17	1.16	—	—	—	—	15.05	8.35	[3]	1.13	[4]	1.13	[4]	(0.15)[4]	82		88
12-31-2008	24.50	(0.04)[2]		(10.56)	(10.60)	—	(0.01)	—	(0.01)	13.89	(43.28)[5,6]		1.10	[7]	1.10		(0.17)	82		128
12-31-2007	29.42	(0.15)[2]		2.27	2.12	—	(7.04)	—	(7.04)	24.50	8.05	[5,6,8]	1.07	[7]	1.07		(0.54)	179		70
12-31-2006	30.20	(0.17)[2]		1.00	0.83	—	(1.61)	—	(1.61)	29.42	2.41	[5,6]	1.08	[7]	1.08		(0.57)	213		164
12-31-2005	28.75	(0.18)[2]		1.63	1.45	—	—	—	—	30.20	5.04		1.12		1.12		(0.63)	259		54
12-31-2004	25.78	(0.21)[2]		3.18	2.97	—	—	—	—	28.75	11.52		1.11		1.11		(0.76)	393		55
SERIES II
06-30-2009[1]	13.68	(0.02)[2]		1.15	1.13	—	—	—	—	14.81	8.26	[3]	1.33	[4]	1.33	[4]	(0.35)[4]	21		88
12-31-2008	24.18	(0.07)[2]		(10.42)	(10.49)	—	(0.01)	—	(0.01)	13.68	(43.40)[5,6]		1.30	[7]	1.30		(0.36)	21		128
12-31-2007	29.17	(0.20)[2]		2.25	2.05	—	(7.04)	—	(7.04)	24.18	7.84	[5,6,8]	1.27	[7]	1.27		(0.74)	43		70
12-31-2006	30.02	(0.23)[2]		0.99	0.76	—	(1.61)	—	(1.61)	29.17	2.18	[5,6]	1.28	[7]	1.28		(0.77)	53		164
12-31-2005	28.63	(0.23)[2]		1.62	1.39	—	—	—	—	30.02	4.86		1.32		1.32		(0.83)	71		54
12-31-2004	25.72	(0.26)[2]		3.17	2.91	—	—	—	—	28.63	11.31		1.31		1.31		(0.98)	120		55
SERIES NAV
06-30-2009[1]	13.93	(0.01)[2]		1.18	1.17	—	—	—	—	15.10	8.40	[3]	1.08	[4]	1.08	[4]	(0.10)[4]	2		88
12-31-2008	24.55	(0.02)[2]		(10.59)	(10.61)	—	(0.01)	—	(0.01)	13.93	(43.23)[5,6]		1.05	[7]	1.05		(0.09)	2		128
12-31-2007	29.46	(0.12)[2]		2.25	2.13	—	(7.04)	—	(7.04)	24.55	8.08	[5,6,8]	1.02	[7]	1.02		(0.44)	2		70
12-31-2006	30.23	(0.15)[2]		0.99	0.84	—	(1.61)	—	(1.61)	29.46	2.44	[5,6]	1.03	[7]	1.03		(0.50)	1		164
12-31-2005[9]	28.21	(0.15)[2]		2.17	2.02	—	—	—	—	30.23	7.16	[3]	1.03	[4]	1.03	[4]	(0.61)[4]	—	[10]	54
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Annualized. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Emerging Small Company Series I							$0.04						7.87%
Emerging Small Company Series II							0.04						7.66%
Emerging Small Company Series NAV							0.02						7.99%

9. Series NAV shares began operations on 2-28-05. 10. Less than $500,000.

Equity-Income Trust
SERIES I
06-30-2009[1]	9.96	0.12	[2]	(0.01)	0.11	(0.06)	—	—	(0.06)	10.01	1.14	[3,4,5]	0.92	[6]	0.89	[6]	2.72 [6]	313		8	[7]
12-31-2008	16.47	0.34	[2]	(6.14)	(5.80)	(0.35)	(0.36)	—	(0.71)	9.96	(35.96)[3,4]		0.91		0.87		2.48	344		32
12-31-2007	18.52	0.32	[2]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[3,4,8]	0.89		0.86		1.73	694		25
12-31-2006	16.87	0.27	[2]	2.75	3.02	(0.27)	(1.10)	—	(1.37)	18.52	19.02	[3,4,9]	0.89		0.87		1.60	830		16
12-31-2005	17.04	0.25	[2]	0.38	0.63	(0.21)	(0.59)	—	(0.80)	16.87	3.92	[3,4]	0.91		0.89		1.53	846		48	[7]
12-31-2004	15.22	0.24	[2]	1.96	2.20	(0.20)	(0.18)	—	(0.38)	17.04	14.81	[3,4]	0.91		0.88		1.53	1,364		21
SERIES II
06-30-2009[1]	9.93	0.11	[2]	— [10]	0.11	(0.06)	—	—	(0.06)	9.98	1.11	[3,4,5]	1.12	[6]	1.09	[6]	2.52 [6]	146		8	[7]
12-31-2008	16.42	0.32	[2]	(6.14)	(5.82)	(0.31)	(0.36)	—	(0.67)	9.93	(36.16)[3,4]		1.11		1.07		2.30	147		32
12-31-2007	18.44	0.28	[2]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[3,4,8]	1.09		1.06		1.54	278		25
12-31-2006	16.81	0.24	[2]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[3,4,9]	1.09		1.07		1.40	320		16
12-31-2005	16.96	0.22	[2]	0.38	0.60	(0.16)	(0.59)	—	(0.75)	16.81	3.72	[3,4]	1.11		1.08		1.35	304		48	[7]
12-31-2004	15.17	0.21	[2]	1.95	2.16	(0.19)	(0.18)	—	(0.37)	16.96	14.61	[3,4]	1.11		1.08		1.38	573		21
SERIES NAV
06-30-2009[1]	9.93	0.12	[2]	(0.01)	0.11	(0.06)	—	—	(0.06)	9.98	1.15	[3,4,5]	0.87	[6]	0.84	[6]	2.65 [6]	1,131		8	[7]
12-31-2008	16.43	0.35	[2]	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)[3,4]		0.86		0.82		2.55	808		32
12-31-2007	18.49	0.33	[2]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[3,4,8]	0.84		0.81		1.79	1,431		25
12-31-2006	16.85	0.28	[2]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[3,4,9]	0.84		0.82		1.65	1,290		16
12-31-2005[11]	17.11	0.23	[2]	0.34	0.57	(0.24)	(0.59)	—	(0.83)	16.85	3.57	[3,4,5]	0.86	[6]	0.83	[6]	1.64 [6]	1,189		48	[7]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Excludes merger activity. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Equity-Income Series I							—[10]						3.35%
Equity-Income Series II							$0.01						3.10%
Equity-Income Series NAV							—[10]						3.39%
9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Less than 0.01 per share. 11. Series NAV shares began operations on 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Services Trust
SERIES I
06-30-2009[1]	7.53	0.05	[2]	0.80	0.85	(0.01)	—	—	(0.01)	8.37	11.26	[3,4,5]	0.99	[6]	0.99	[6]	1.27	[6]	38	12
12-31-2008	14.54	0.10	[2]	(6.34)	(6.24)	(0.09)	(0.68)	—	(0.77)	7.53	(44.65)[3,5]		0.95	[7]	0.95		0.91		33	11
12-31-2007	18.78	0.13	[2]	(1.45)	(1.32)	(0.24)	(2.68)	—	(2.92)	14.54	(6.82)[3,5,8]		0.91	[7]	0.91		0.68		52	12
12-31-2006	15.31	0.10	[2]	3.43	3.53	(0.06)	— [9]	—	(0.06)	18.78	23.12	[3,5,10]	0.91	[7]	0.91		0.58		80	12
12-31-2005	14.00	0.07	[2]	1.29	1.36	(0.05)	—	—	(0.05)	15.31	9.78	[3,5]	1.01	[7]	0.99		0.47		54	51
12-31-2004	12.73	0.05	[2]	1.27	1.32	(0.05)	—	—	(0.05)	14.00	10.38	[3]	1.01		1.01		0.36		53	12
SERIES II
06-30-2009[1]	7.51	0.04	[2]	0.78	0.82	— [9]	—	—	— [9]	8.33	10.98	[3,4,5]	1.19	[6]	1.19	[6]	1.06	[6]	28	12
12-31-2008	14.48	0.08	[2]	(6.30)	(6.22)	(0.07)	(0.68)	—	(0.75)	7.51	(44.75)[3,5]		1.15	[7]	1.15		0.71		26	11
12-31-2007	18.67	0.09	[2]	(1.43)	(1.34)	(0.17)	(2.68)	—	(2.85)	14.48	(6.93)[3,5,8]		1.11	[7]	1.11		0.49		43	12
12-31-2006	15.24	0.06	[2]	3.40	3.46	(0.03)	— [9]	—	(0.03)	18.67	22.77	[3,5,10]	1.11	[7]	1.11		0.38		62	12
12-31-2005	13.93	0.04	[2]	1.30	1.34	(0.03)	—	—	(0.03)	15.24	9.62	[3,5]	1.21	[7]	1.19		0.27		44	51
12-31-2004	12.69	0.02	[2]	1.26	1.28	(0.04)	—	—	(0.04)	13.93	10.09	[3]	1.21		1.21		0.17		43	12
SERIES NAV
06-30-2009[1]	7.52	0.05	[2]	0.80	0.85	(0.01)	—	—	(0.01)	8.36	11.28	[3,4,5]	0.94	[6]	0.94	[6]	1.30	[6]	21	12
12-31-2008	14.53	0.11	[2]	(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)[3,5]		0.90	[7]	0.90		0.97		20	11
12-31-2007	18.77	0.14	[2]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[3,5,8]		0.86	[7]	0.86		0.75		42	12
12-31-2006	15.31	0.10	[2]	3.43	3.53	(0.07)	— [9]	—	(0.07)	18.77	23.16	[3,5,10]	0.86	[7]	0.86		0.63		55	12
12-31-2005[11]	13.32	0.05	[2]	1.94	1.99	—	—	—	—	15.31	14.94	[4,5]	0.92	[6,7]	0.88	[6]	0.52	[6]	54	51
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Financial Services Series I							—[9]						–6.82%
Financial Services Series II							$0.01						–6.99%
Financial Services Series NAV							—[9]						–6.74%

9. Less than $0.01 per share. 10. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 11. Series NAV shares began operations on 4-29-05.

Franklin Templeton Founding Allocation Trust
SERIES I
06-30-2009[1]	7.36	0.13	[2,3]	0.48	0.61	— [4]	—	—	— [4]	7.97	8.33	[5,6,7]	0.13	[8,10]	0.08	[8,9]	3.56	[3,8]	31	4
12-31-2008[11]	11.16	0.59	[2,3]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[5,6,7]		0.15	[8,9,10]	0.08	[8,9,12]	7.77	[3,8]	12	4
SERIES II
06-30-2009[1]	7.38	0.10	[2,3]	0.50	0.60	— [4]	—	—	— [4]	7.98	8.14	[5,6,7]	0.33	[8,10]	0.28	[8,9]	2.90	[3,8]	1,173	4
12-31-2008	12.05	0.29	[2,3]	(4.53)	(4.24)	(0.25)	(0.18)	—	(0.43)	7.38	(35.55)[6,7]		0.33	[8,9,10]	0.28	[9,12]	2.94	[3,8]	1,111	4
12-31-2007[13]	12.50	0.12	[2,3]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[5,6,7]		0.33	[8,9,10]	0.28	[8,9]	1.47	[3,8]	1,139	2
SERIES NAV
06-30-2009[1]	7.36	0.13	[2,3]	0.48	0.61	— [4]	—	—	— [4]	7.97	8.34	[5,6]	0.08	[8,10]	0.03	[8,9]	3.64	[3,8]	2	4
12-31-2008[14]	11.26	0.60	[2,3]	(4.22)	(3.62)	(0.28)	—	—	(0.28)	7.36	(32.08)[5,6,7]		0.08	[8,9,10]	0.03	[8,9,12]	10.86	[3,8]	1	4
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than $0.01 per share. 5. Not annualized. 6. Assumes dividend reinvestment. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Annualized. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. Does not take into consideration expense reductions during the periods shown. 11. Series I shares began operations on 1-28-08. 12. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.87%–1.06%, 0.87%–1.06% and 0.86%–1.06%, based on the mix of underlying funds held by the Portfolio for 2009, 2008 and 2007, respectively. 13. Series II shares began operations on 5-1-07. 14. Series NAV shares began operations on 4-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Fundamental Value Trust
SERIES I
06-30-2009[1]	9.79	0.06	[2]	0.50	0.56	(0.02)	—	—	(0.02)	10.33	5.70	[3,4]	0.87	[5]	0.87	[5]	1.34	[5]	393		16	[6]
12-31-2008	16.50	0.13	[2]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)[3,7]		0.86	[8]	0.86		1.04		406		28	[6]
12-31-2007	16.82	0.19	[2]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[3,7]	0.85	[8]	0.85		1.13		177		8
12-31-2006	15.32	0.13	[2]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51	[3,7]	0.86	[8]	0.86		0.86		204		18
12-31-2005	14.14	0.12	[2]	1.12	1.24	(0.06)	—	—	(0.06)	15.32	8.84	[3,7]	0.92	[8]	0.90		0.84		202		36
12-31-2004	12.71	0.10	[2]	1.39	1.49	(0.06)	—	—	(0.06)	14.14	11.80	[3]	0.94		0.94		0.74		429		6
SERIES II
06-30-2009[1]	9.77	0.05	[2]	0.50	0.55	(0.01)	—	—	(0.01)	10.31	5.67	[3,4]	1.07	[5]	1.07	[5]	1.14	[5]	298		16	[6]
12-31-2008	16.45	0.12	[2]	(6.55)	(6.43)	(0.08)	(0.17)	—	(0.25)	9.77	(39.46)[3,7]		1.06	[8]	1.06		0.84		282		28	[6]
12-31-2007	16.74	0.16	[2]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[3,7]	1.05	[8]	1.05		0.92		445		8
12-31-2006	15.26	0.10	[2]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[3,7]	1.06	[8]	1.06		0.66		391		18
12-31-2005	14.07	0.09	[2]	1.13	1.22	(0.03)	—	—	(0.03)	15.26	8.70	[3,7]	1.12	[8]	1.10		0.63		270		36
12-31-2004	12.68	0.07	[2]	1.38	1.45	(0.06)	—	—	(0.06)	14.07	11.44	[3]	1.14		1.14		0.56		386		6
SERIES NAV
06-30-2009[1]	9.76	0.06	[2]	0.50	0.56	(0.02)	—	—	(0.02)	10.30	5.72	[3,4]	0.82	[5]	0.82	[5]	1.38	[5]	821		16	[6]
12-31-2008	16.45	0.15	[2]	(6.55)	(6.40)	(0.12)	(0.17)	—	(0.29)	9.76	(39.27)[3,7]		0.81	[8]	0.81		1.11		684		28	[6]
12-31-2007	16.78	0.20	[2]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[3,7]	0.80	[7]	0.80		1.18		789		8
12-31-2006	15.29	0.14	[2]	2.01	2.15	(0.14)	(0.52)	—	(0.66)	16.78	14.56	[3,7]	0.81	[8]	0.81		0.91		612		18
12-31-2005[9]	14.37	0.13	[2]	0.89	1.02	(0.10)	—	—	(0.10)	15.29	7.14	[3,4,7]	0.85	[5,8]	0.82	[5]	1.08	[5]	482		36
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Series NAV shares began operations on 2-28-05.

Global Trust
SERIES I
06-30-2009[1]	10.54	0.13	[2]	0.57	0.70	(0.02)	—	—	(0.02)	11.22	6.65	[3,4,5]	0.97	[6]	0.94	[6]	2.56	[6]	149		13
12-31-2008	17.91	0.33	[2]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)[3,5]		1.00	[7]	0.99		2.26		131		12
12-31-2007	19.20	0.26	[2]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[3,5,8]	0.97	[7]	0.96		1.35		303		40
12-31-2006	16.17	0.27	[2]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[3,5]	1.01	[7]	0.99		1.58		359		27
12-31-2005	14.79	0.22	[2]	1.35	1.57	(0.19)	—	—	(0.19)	16.17	10.72	[3,5]	1.05	[7]	1.00		1.43		344		24
12-31-2004	13.11	0.18	[2]	1.73	1.91	(0.23)	—	—	(0.23)	14.79	14.75	[3,5]	1.05	[7]	1.00		1.36		358		39
SERIES II
06-30-2009[1]	10.51	0.12	[2]	0.57	0.69	(0.02)	—	—	(0.02)	11.18	6.54	[3,4,5]	1.17	[6]	1.15	[6]	2.32	[6]	30		13
12-31-2008	17.84	0.30	[2]	(7.37)	(7.07)	(0.26)	—	—	(0.26)	10.51	(39.64)[3,5]		1.20	[7]	1.19		2.04		31		12
12-31-2007	19.10	0.25	[2]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[3,5,8]	1.17	[7]	1.16		1.27		65		40
12-31-2006	16.09	0.24	[2]	2.97	3.21	(0.20)	—	—	(0.20)	19.10	20.09	[3,5]	1.21	[7]	1.19		1.38		41		27
12-31-2005	14.73	0.18	[2]	1.35	1.53	(0.17)	—	—	(0.17)	16.09	10.50	[3,5]	1.25	[7]	1.19		1.21		36		24
12-31-2004	13.07	0.16	[2]	1.72	1.88	(0.22)	—	—	(0.22)	14.73	14.53	[3,5]	1.25	[7]	1.20		1.21		28		39
SERIES NAV
06-30-2009[1]	10.53	0.13	[2]	0.57	0.70	(0.02)	—	—	(0.02)	11.21	6.66	[3,4,5]	0.92	[6]	0.90	[6]	2.61	[6]	406		13
12-31-2008	17.90	0.32	[2]	(7.38)	(7.06)	(0.31)	—	—	(0.31)	10.53	(39.49)[3,5]		0.95	[7]	0.94		2.22		375		12
12-31-2007	19.20	0.21	[2]	0.04 [9]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[3,5,8]	0.92	[7]	0.91		1.12		384		40
12-31-2006	16.17	0.27	[2]	3.00	3.27	(0.24)	—	—	(0.24)	19.20	20.42	[3,5]	0.96	[7]	0.96		1.56		2		27
12-31-2005[10]	14.36	0.11	[2]	1.70	1.81	—	—	—	—	16.17	12.60	[4,5]	0.97	[6,7]	0.91	[6]	0.99	[6]	—	[11]	24
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Global Series I							$0.03						1.11%
Global Series II							0.04						0.87%
Global Series NAV							—[12]						1.32%

9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 10. Series NAV shares began operations on 4-29-05. 11. Less than $500,000. 12. Less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Global Allocation Trust
SERIES I
06-30-2009[1]	6.82	0.06	[2]	0.52	0.58	— [3]	—	—	— [3]	7.40	8.52	[4,5]	1.04	[6]	1.04	[6]	1.79	[6]	41		90
12-31-2008	11.22	0.19	[2]	(4.04)	(3.85)	(0.53)	(0.02)	—	(0.55)	6.82	(34.29)[4,7]		1.05	[8]	1.04		1.90		43		110	[9]
12-31-2007	12.78	0.23	[2]	0.39	0.62	(0.84)	(1.34)	—	(2.18)	11.22	5.13	[4,7,10]	1.01	[8]	1.01		1.82		87		94
12-31-2006	11.38	0.21	[2]	1.31	1.52	(0.12)	—	—	(0.12)	12.78	13.50	[4,7]	1.02	[8]	1.02		1.77		94		90
12-31-2005	10.82	0.16	[2]	0.50	0.66	(0.10)	—	—	(0.10)	11.38	6.20	[4]	1.09		1.09		1.44		80		129
12-31-2004	9.70	0.14	[2]	1.08	1.22	(0.10)	—	—	(0.10)	10.82	12.73	[4]	1.10		1.10		1.38		110		76
SERIES II
06-30-2009[1]	6.79	0.05	[2]	0.52	0.57	—	—	—	—	7.36	8.39	[5]	1.24	[6]	1.24	[6]	1.60	[6]	137		90
12-31-2008	11.16	0.16	[2]	(4.00)	(3.84)	(0.51)	(0.02)	—	(0.53)	6.79	(34.39)[4,7]		1.25	[8]	1.24		1.69		133		110	[9]
12-31-2007	12.71	0.20	[2]	0.39	0.59	(0.80)	(1.34)	—	(2.14)	11.16	4.87	[4,7,10]	1.21	[8]	1.21		1.62		228		94
12-31-2006	11.32	0.19	[2]	1.30	1.49	(0.10)	—	—	(0.10)	12.71	13.28	[4,7]	1.22	[8]	1.22		1.57		199		90
12-31-2005	10.78	0.13	[2]	0.50	0.63	(0.09)	—	—	(0.09)	11.32	5.93	[4]	1.29		1.29		1.21		113		129
12-31-2004	9.68	0.11	[2]	1.09	1.20	(0.10)	—	—	(0.10)	10.78	12.52	[4]	1.30		1.30		1.12		93		76
SERIES NAV
06-30-2009[1]	6.80	0.06	[2]	0.52	0.58	— [3]	—	—	— [3]	7.38	8.55	[4,5]	0.98	[6]	0.98	[6]	1.87	[6]	14		90
12-31-2008	11.18	0.19	[2]	(4.02)	(3.83)	(0.53)	(0.02)	—	(0.55)	6.80	(34.21)[4,7]		1.00	[8]	0.99		1.92		13		110	[9]
12-31-2007	12.76	0.23	[2]	0.38	0.61	(0.85)	(1.34)	—	(2.19)	11.18	5.06	[4,7,10]	0.98	[8]	0.98		1.84		15		94
12-31-2006	11.37	0.22	[2]	1.31	1.53	(0.14)	—	—	(0.14)	12.76	13.58	[4,7]	0.97	[8]	0.97		1.80		2		90
12-31-2005[11]	10.87	0.16	[2]	0.46	0.62	(0.12)	—	—	(0.12)	11.37	5.81	[4,5]	0.94	[6]	0.94	[6]	1.92	[6]	—	[12]	129
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Less than $0.01 per share. 4. Assumes dividend reinvestment. 5. Not annualized. 6. Annualized. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. The Portfolio turnover rate including the effect of ″TBA″ (to be announced) is 167% for the year ended 12-31-07. Prior years exclude the effect of TBA transactions. 10. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per Share from Affiliate for the year ended 12-31-2007						Total Return Excluding Payment from Affiliate for the year ended 12-31-2007
Global Allocation Series I							$0.01						5.04%
Global Allocation Series II							0.01						4.78%
Global Allocation Series NAV							—[3]						5.06%

11. Series NAV shares began operations on 2-28-05. 12. Less than $500,000.

Global Real Estate Trust
SERIES I
06-30-2009[1]	6.17	0.13	[2,3]	(0.33)	(0.20)	(0.06)	—	—	(0.06)	5.91	(2.83)[4]		1.25	[3]	1.25	[3]	4.75	[3,5]	—	[6]	44
12-31-2008[7]	11.81	0.15	[2]	(5.40)	(5.25)	(0.39)	—	—	(0.39)	6.17	(44.31)[4,8,9]		1.19	[5,10]	1.19	[5]	2.52	[5]	—	[6]	77
SERIES NAV
06-30-2009[1]	6.17	0.10	[2,3]	(0.31)	(0.21)	(0.06)	—	—	(0.06)	5.90	(2.92)[4]		1.27	[3]	1.27	[3]	3.89	[3,5]	16		44
12-31-2008	12.11	0.22	[2]	(5.76)	(5.54)	(0.40)	—	—	(0.40)	6.17	(45.64)[8,9]		1.11	[10]	1.11		2.35		479		77
12-31-2007	15.26	0.21	[2]	(1.57)	(1.36)	(0.87)	(0.82)	(0.10)	(1.79)	12.11	(9.88)[8,9]		1.06	[10]	1.06		1.42		530		87
12-31-2006[11]	12.50	0.16	[2]	2.60	2.76	—	—	—	—	15.26	22.08	[4,8]	1.07	[5,10]	1.07	[5]	1.84	[5]	431		112
1. Unaudited. 2. Based on the average of the shares outstanding. 3. All expenses have been annualized except Tax expense which was 0.04% and 0.11% of average net assets for Series I and Series NAV, respectively. This expense decreased the net investment income (loss) by less than $0.01 and by $0.01 for Series I and Series NAV, respectively, and the net investment income (loss) ratio by 0.04% and 0.11% for Series I and Series NAV, respectively. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. Series I shares began operations on 4-28-08. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown. 9. Assumes dividend reinvestment. 10. Does not take into consideration expense reductions during the periods shown. 11. Series NAV shares began operations on 4-28-06.

Growth Equity
SERIES NAV
06-30-2009[1]	7.45	0.01	[4]	0.65	0.66	(0.01)	—	—	(0.01)	8.10	8.69	[2,5]	0.80	[3]	0.80	[3]	0.39	[3]	433		57
12-31-2008[6]	12.50	0.02	[4]	(5.06)	(5.04)	(0.01)	—	—	(0.01)	7.45	(40.36)[2,5,7]		0.80	[3,8]	0.80	[3]	0.23	[3]	299		74
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Assumes dividend reinvestment. 6. Class NAV shares began operation on 4-28-08. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
SERIES I
06-30-2009[1]	10.35	(0.02)[2]	1.00	0.98	—	(0.15)	—	(0.15)	11.18	9.65	[3,4]	1.24	[6]	1.19	[6]	(0.32)[6]	90	14
12-31-2008	15.10	(0.07)[2]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.35	(29.90)[3,7]		1.22	[5]	1.17		(0.58)	91	51
12-31-2007	15.71	(0.08)[2]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[3,7,8]	1.19	[5]	1.14		(0.52)[9]	143	50
12-31-2006	15.97	(0.12)[2]	1.35	1.23	—	(1.49)	—	(1.49)	15.71	8.51	[3,7]	1.19	[5]	1.16		(0.77)	133	52
12-31-2005	15.44	(0.13)[2]	1.81	1.68	—	(1.15)	—	(1.15)	15.97	12.50	[3,7]	1.22	[5]	1.19		(0.89)	132	67	[10]
12-31-2004	13.39	(0.12)[2]	2.17	2.05	—	—	—	—	15.44	15.31	[3]	1.21	[5]	1.18		(0.84)	121	48
SERIES II
06-30-2009[1]	10.18	(0.03)[2]	0.99	0.96	—	(0.15)	—	(0.15)	10.99	9.61	[3,4]	1.44	[6]	1.39	[6]	(0.51)[6]	47	14
12-31-2008	14.89	(0.10)[2]	(4.30)	(4.40)	—	(0.31)	—	(0.31)	10.18	(30.06)[3,7]		1.42	[5]	1.37		(0.77)	48	51
12-31-2007	15.56	(0.11)[2]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[3,7,8]	1.39	[5]	1.34		(0.72)[9]	81	50
12-31-2006	15.86	(0.15)[2]	1.34	1.19	—	(1.49)	—	(1.49)	15.56	8.30	[3,7]	1.39	[5]	1.36		(0.97)	81	52
12-31-2005	15.37	(0.16)[2]	1.80	1.64	—	(1.15)	—	(1.15)	15.86	12.28	[3,7]	1.42	[5]	1.39		(1.09)	85	67	[10]
12-31-2004	13.36	(0.15)[2]	2.16	2.01	—	—	—	—	15.37	15.04	[3]	1.41	[5]	1.38		(1.04)	78	48
SERIES NAV
06-30-2009[1]	10.37	(0.01)[2]	1.00	0.99	—	(0.15)	—	(0.15)	11.21	9.72	[3,4]	1.19	[6]	1.14	[6]	(0.27)[6]	21	14
12-31-2008	15.12	(0.07)[2]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)[3,7]		1.17	[5]	1.12		(0.53)	21	51
12-31-2007	15.72	(0.08)[2]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[3,7,8]	1.14	[5]	1.09		(0.48)[9]	34	50
12-31-2006	15.98	(0.11)[2]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[3,7]	1.14	[5]	1.11		(0.72)	30	52
12-31-2005[11]	12.99	(0.08)[2]	3.07	2.99	—	—	—	—	15.98	23.02	[3,4]	1.12	[5,6]	1.12	[6]	(0.81)[6]	29	67	[10]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Does not take into consideration expense reductions during the periods shown. 6. Annualized. 7. Assumes dividend reinvestment. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio						Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Health Sciences Series I						$0.01						17.60%
Health Sciences Series II						0.01						17.37%
Health Sciences Series NAV						—[12]						17.73%

9. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts:

Portfolio						Series			Per share				Percentage of average net assets
Health Sciences						I			$0.03				0.18%
Health Sciences						II			0.03				0.18%
Health Sciences						NAV			0.02				0.17%

10. Excludes merger activity. 11. Series NAV shares began operations on 4-29-05. 12. Less than $0.01 per share.

International Core Trust
SERIES I
06-30-2009[1]	8.12	0.13 [2]	(0.06)	0.07	(0.12)	(0.24)	—	(0.36)	7.83	1.38	[3,4]	1.08	[5]	1.08	[5]	3.60 [5]	59	37
12-31-2008	14.39	0.30 [2]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)[4,6]		1.11	[7]	1.11		2.52	64	63
12-31-2007	15.16	0.32 [2]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[4,6,8]	1.07	[7]	1.07		2.07	129	39
12-31-2006	12.78	0.28 [2]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[4,6]	1.04	[7]	1.04		2.01	141	39
12-31-2005	11.11	0.12 [2]	1.64	1.76	(0.09)	—	—	(0.09)	12.78	15.94	[4]	1.19		1.19		1.03	134	147
12-31-2004	9.69	0.12 [2]	1.38	1.50	(0.08)	—	—	(0.08)	11.11	15.59	[4]	1.16		1.16		1.18	366	76
SERIES II
06-30-2009[1]	8.18	0.12 [2]	(0.05)	0.07	(0.12)	(0.24)	—	(0.36)	7.89	1.34	[3,4]	1.28	[5]	1.28	[5]	3.38 [5]	25	37
12-31-2008	14.46	0.27 [2]	(5.80)	(5.53)	(0.59)	(0.16)	—	(0.75)	8.18	(38.70)[4,6]		1.31		1.31		2.32	26	63
12-31-2007	15.21	0.29 [2]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[4,6,8]	1.27	[7]	1.27		1.85	53	39
12-31-2006	12.82	0.24 [2]	2.82	3.06	(0.06)	(0.61)	—	(0.67)	15.21	24.54	[4,6]	1.24	[7]	1.24		1.76	46	39
12-31-2005	11.08	0.01 [2]	1.73	1.74	—	—	—	—	12.82	15.70		1.36		1.36		0.05	33	147
12-31-2004	9.68	0.10 [2]	1.38	1.48	(0.08)	—	—	(0.08)	11.08	15.35	[4]	1.36		1.36		0.99	253	76

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Core Trust (continued)
SERIES NAV
06-30-2009[1]	8.10	0.13	[2]	(0.06)	0.07	(0.12)	(0.24)	—	(0.36)	7.81	1.39	[3,4]	1.03	[5]	1.03	[5]	3.64	[5]	602		37
12-31-2008	14.36	0.31	[2]	(5.78)	(5.47)	(0.63)	(0.16)	—	(0.79)	8.10	(38.58)[4,6]		1.06		1.06		2.65		627		63
12-31-2007	15.14	0.32	[2]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[4,6,8]	1.02	[7]	1.02		2.06		1,487		39
12-31-2006	12.76	0.27	[2]	2.80	3.07	(0.08)	(0.61)	—	(0.69)	15.14	24.73	[4,6]	0.99	[7]	0.99		1.95		1,160		39
12-31-2005[9]	11.44	0.17	[2]	1.27	1.44	(0.12)	—	—	(0.12)	12.76	12.78	[3,4]	1.19	[5]	1.19	[5]	1.72	[5]	702		147
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
International Core Series I							$0.01						11.42%
International Core Series II							—[10]						11.21%
International Core Series NAV							0.01						11.46%

9. Series NAV shares began operations on 2-28-05. 10. Less than $0.01.

International Opportunities Trust
SERIES I
06-30-2009[1]	8.24	0.07	[2]	1.21	1.28	— [10]	—	—	— [10]	9.52	15.61	[3,4]	1.00	[5]	1.00	[5]	1.74	[5]	4		62
12-31-2008	17.66	0.20	[2]	(8.83)	(8.63)	(0.17)	(0.62)	—	(0.79)	8.24	(50.56)[4]		1.08	[6]	1.07		1.51		4		128
12-31-2007	18.15	0.23	[2]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[4,7]	1.04	[6]	1.04		1.22		10		122
12-31-2006	15.53	0.12	[2]	3.47	3.59	(0.10)	(0.87)	—	(0.97)	18.15	23.83	[4,7]	1.07	[6]	1.07		0.74		6		102
12-31-2005[8]	12.50	0.02	[2]	3.01	3.03	—	—	—	—	15.53	24.24	[3]	1.19	[5]	1.19	[5]	0.22	[5]	—	[9]	101
SERIES II
06-30-2009[1]	8.27	0.06	[2]	1.21	1.27	— [10]	—	—	— [10]	9.54	15.39	[1,3]	1.20	[5]	1.20	[5]	1.56	[5]	33		62
12-31-2008	17.69	0.16	[2]	(8.82)	(8.66)	(0.14)	(0.62)	—	(0.76)	8.27	(50.66)[4]		1.28	[6]	1.27		1.14		32		128
12-31-2007	18.17	0.23	[2]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[4,7]	1.24	[6]	1.24		1.24		84		122
12-31-2006	15.51	0.07	[2]	3.53	3.60	(0.07)	(0.87)	—	(0.94)	18.17	23.90	[4,7]	1.25	[6]	1.25		0.43		44		102
12-31-2005[8]	12.50	0.03	[2]	2.98	3.01	—	—	—	—	15.51	24.08	[3]	1.42	[5]	1.42	[5]	0.25	[5]	13		101
SERIES NAV
06-30-2009[1]	8.24	0.07	[2]	1.20	1.27	— [10]	—	—	— [10]	9.51	15.50	[3,4]	0.97	[5]	0.97	[5]	1.77	[5]	470		62
12-31-2008	17.66	0.18	[2]	(8.80)	(8.62)	(0.18)	(0.62)	—	(0.80)	8.24	(50.51)[4]		1.03	[6]	1.02		1.36		474		128
12-31-2007	18.17	0.26	[2]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[4,7]	0.99	[6]	0.99		1.43		870		122
12-31-2006	15.54	0.11	[2]	3.50	3.61	(0.11)	(0.87)	—	(0.98)	18.17	23.96	[4,7]	1.00	[6]	1.00		0.66		666		102
12-31-2005[8]	12.50	0.14	[2]	2.90	3.04	—	—	—	—	15.54	24.32	[3]	1.11	[5]	1.11	[5]	1.48	[5]	332		101
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Series I, Series II and Series NAV shares began operations on 4-29-05. 9. Less than $500,000. 10. Less than $0.01 per share.

International Small Cap Trust
SERIES I
06-30-2009[1]	8.34	0.08	[2]	0.62	0.70	(0.05)	(2.11)	—	(2.16)	6.88	20.61	[3,4]	1.28	[5]	1.28	[5]	2.98	[5]	53		7
12-31-2008	18.79	0.40	[2]	(10.22)	(9.82)	(0.41)	(0.22)	—	(0.63)	8.34	(52.98)[4,6]		1.23	[7]	1.22		2.70		51		24
12-31-2007	24.30	0.27	[2]	2.10	2.37	(0.71)	(7.17)	—	(7.88)	18.79	10.18	[4,6,8]	1.17	[7]	1.17		1.13		144		24
12-31-2006	19.29	0.31	[2]	4.93	5.24	(0.23)	—	—	(0.23)	24.30	27.34	[4,6]	1.16	[7]	1.16		1.45		156		41
12-31-2005	17.63	0.23	[2]	1.59	1.82	(0.16)	—	—	(0.16)	19.29	10.39	[4]	1.22		1.22		1.31		139		47
12-31-2004	14.56	0.22	[2]	2.87	3.09	(0.02)	—	—	(0.02)	17.63	21.23	[4]	1.24		1.24		1.44		309		32
SERIES II
06-30-2009[1]	8.39	0.08	[2]	0.64	0.72	(0.03)	(2.11)	—	(2.14)	6.97	20.68	[3,4]	1.48	[5]	1.48	[5]	2.78	[5]	27		7
12-31-2008	18.87	0.37	[2]	(10.26)	(9.89)	(0.37)	(0.22)	—	(0.59)	8.39	(53.11)[4,6]		1.43	[7]	1.42		2.49		24		24
12-31-2007	24.35	0.21	[2]	2.11	2.32	(0.63)	(7.17)	—	(7.80)	18.87	9.90	[4,6,8]	1.37	[7]	1.37		0.90		71		24
12-31-2006	19.31	0.27	[2]	4.97	5.24	(0.20)	—	—	(0.20)	24.35	27.29	[4,6]	1.36	[7]	1.36		1.28		59		41
12-31-2005	17.58	0.15	[2]	1.62	1.77	(0.04)	—	—	(0.04)	19.31	10.10	[4]	1.41		1.41		0.83		47		47
12-31-2004	14.54	0.17	[2]	2.89	3.06	(0.02)	—	—	(0.02)	17.58	21.03	[4]	1.44		1.44		1.10		187		32

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Cap Trust (continued)
SERIES NAV
06-30-2009[1]	8.30	0.06	[2]	0.65	0.71	(0.05)	(2.11)	—	(2.16)	6.85	20.98	[3,4]	1.21	[5]	1.21	[5]	3.05	[5]	10	7
12-31-2008	18.73	0.41	[2]	(10.20)	(9.79)	(0.42)	(0.22)	—	(0.64)	8.30	(53.00)[4,6]		1.18	[7]	1.17		2.80		155	24
12-31-2007	24.26	0.28	[2]	2.09	2.37	(0.73)	(7.17)	—	(7.90)	18.73	10.20	[4,6,8]	1.12	[7]	1.12		1.18		403	24
12-31-2006	19.25	0.30	[2]	4.95	5.25	(0.24)	—	—	(0.24)	24.26	27.46	[4,6]	1.11	[7]	1.11		1.38		413	41
12-31-2005[9]	18.52	0.23	[2]	0.70	0.93	(0.20)	—	—	(0.20)	19.25	5.11	[3,4]	1.16	[5]	1.16	[5]	1.52	[5]	381	47
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
International Small Cap Series I							$0.02						10.06%
International Small Cap Series II							0.01						9.84%
International Small Cap Series NAV							0.01						10.14%

9. Series NAV shares began operations on 2-28-05.

International Small Company Trust
SERIES NAV
06-30-2009[1]	6.53	0.05	[4]	0.88	0.93	(0.02)	(0.12)	—	(0.14)	7.32	15.35	[2,5]	1.10	[3]	1.10	[3]	1.76	[3]	97	21
12-31-2008	12.18	0.18	[4]	(5.71)	(5.53)	(0.12)	—	—	(0.12)	6.53	(45.35)[5,7]		1.11	[6]	1.11		1.89		238	10
12-31-2007	13.24	0.15	[4]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[5,7]	1.11	[6]	1.10		1.08		227	29
12-31-2006[8]	12.50	0.08	[4]	0.66	0.74	—	—	—	—	13.24	5.92	[2,7]	1.12	[3,6]	1.12	[3]	0.96	[3]	235	51
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Assumes dividend reinvestment. 6. Does not take into consideration expense reductions during the periods shown. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Series NAV shares began operations on 4-28-06.

International Value Trust
SERIES I
06-30-2009[1]	9.06	0.15	[2]	0.58	0.73	(0.02)	(0.47)	—	(0.49)	9.30	8.66	[3,4,5]	0.97	[7]	0.95	[7]	3.56	[7]	153	24
12-31-2008	17.14	0.47	[2]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[3,4]		1.04	[6]	1.02		3.47		165	18
12-31-2007	19.38	0.43	[2]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[3,4,8]	1.02	[6]	1.00		2.32		387	24
12-31-2006	15.99	0.46	[2]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[3,4]	0.98	[6]	0.97		2.67		453	38
12-31-2005	14.80	0.33	[2]	1.20	1.53	(0.15)	(0.19)	—	(0.34)	15.99	10.54	[3,4]	1.06	[6]	1.02		2.23		404	76
12-31-2004	12.33	0.21	[2]	2.42	2.63	(0.16)	—	—	(0.16)	14.80	21.54	[3,4]	1.07	[6]	1.00		1.64		462	29
SERIES II
06-30-2009[1]	9.04	0.14	[2]	0.59	0.73	(0.02)	(0.47)	—	(0.49)	9.28	8.64	[3,4,5]	1.17	[7]	1.15	[7]	3.38	[7]	117	24
12-31-2008	17.09	0.44	[2]	(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)[3,4]		1.24	[6]	1.22		3.27		118	18
12-31-2007	19.30	0.39	[2]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[3,4,8]	1.22	[6]	1.20		2.12		259	24
12-31-2006	15.94	0.42	[2]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[3,4]	1.18	[6]	1.17		2.46		252	38
12-31-2005	14.74	0.27	[2]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[3,4]	1.26	[6]	1.22		1.80		213	76
12-31-2004	12.29	0.19	[2]	2.41	2.60	(0.15)	—	—	(0.15)	14.74	21.37	[3,4]	1.27	[6]	1.20		1.50		371	29
SERIES NAV
06-30-2009[1]	9.01	0.14	[2]	0.59	0.73	(0.02)	(0.47)	—	(0.49)	9.25	8.72	[3,4,5]	0.94	[7]	0.92	[7]	3.34	[7]	461	24
12-31-2008	17.06	0.47	[2]	(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)[3,4]		0.99	[6]	0.97		3.49		582	18
12-31-2007	19.31	0.43	[2]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[3,4,8]	0.97	[6]	0.95		2.32		1,103	24
12-31-2006	15.94	0.46	[2]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[3,4]	0.93	[6]	0.92		2.67		921	38
12-31-2005[9]	15.29	0.34	[2]	0.68	1.02	(0.18)	(0.19)	—	(0.37)	15.94	6.87	[3,4,5]	1.01	[6,7]	0.97	[7]	2.65	[7]	682	76
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate from the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate from the Year Ended 12-31-2007
International Value Series I							$0.01						9.46%
International Value Series II							0.01						9.29%
International Value Series NAV							0.01						9.54%

9. Series NAV shares began operations on 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Large Cap Trust
SERIES I
06-30-2009[1]	8.55	0.05	[2]	0.37	0.42	(0.08)	—	—	(0.08)	8.89	4.95	[3,4]	0.90	[5]	0.90	[5]	1.20	[5]	137		32
12-31-2008	14.44	0.17	[2]	(5.88)	(5.71)	(0.18)	—	—	(0.18)	8.55	(39.52)[4,6]		0.80	[7]	0.80		1.36		145		71
12-31-2007	15.74	0.17	[2]	0.05 [8]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[4,6,9]	0.80	[7]	0.79		1.08		295		43	[12]
12-31-2006	14.13	0.16	[2]	1.82	1.98	(0.03)	(0.34)	—	(0.37)	15.74	14.36	[4,6]	0.85	[7]	0.85		1.14		1		31
12-31-2005[10]	12.50	0.05	[2]	1.58	1.63	—	—	—	—	14.13	13.04	[3]	1.15	[5]	1.15	[5]	0.58	[5]	—	[11]	46
SERIES II
06-30-2009[1]	8.53	0.04	[2]	0.37	0.41	(0.08)	—	—	(0.08)	8.86	4.81	[3,4]	1.10	[5]	1.10	[5]	1.01	[5]	9		32
12-31-2008	14.40	0.14	[2]	(5.86)	(5.72)	(0.15)	—	—	(0.15)	8.53	(39.67)[4,6]		1.00	[7]	1.00		1.15		9		71
12-31-2007	15.66	0.14	[2]	0.06 [8]	0.20	(0.14)	(1.32)	—	(1.46)	14.40	1.27	[4,6,9]	1.00	[7]	1.00		0.88		20		43	[12]
12-31-2006	14.09	0.12	[2]	1.83	1.95	(0.04)	(0.34)	—	(0.38)	15.66	14.15	[4,6]	1.08	[7]	1.08		0.80		2		31
12-31-2005[10]	12.50	0.05	[2]	1.54	1.59	—	—	—	—	14.09	12.72	[3]	1.11	[5]	1.11	[5]	0.53	[5]	1		46
SERIES NAV
06-30-2009[1]	8.52	0.07	[2]	0.35	0.42	(0.08)	—	—	(0.08)	8.86	4.98	[3,4]	0.84	[5]	0.84	[5]	1.75	[5]	7		32
12-31-2008	14.41	0.17	[2]	(5.88)	(5.71)	(0.18)	—	—	(0.18)	8.52	(39.55)[4,6]		0.75	[7]	0.75		1.38		147		71
12-31-2007	15.70	0.17	[2]	0.07 [8]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[4,6,9]	0.78	[7]	0.77		1.09		370		43	[12]
12-31-2006	14.12	0.15	[2]	1.83	1.98	(0.06)	(0.34)	—	(0.40)	15.70	14.38	[4,6]	0.83	[7]	0.83		1.03		209		31
12-31-2005[10]	12.50	0.07	[2]	1.55	1.62	—	—	—	—	14.12	12.96	[3]	0.94	[5]	0.94	[5]	0.75	[5]	125		46
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Large Cap Series I							$0.07						0.90%
Large Cap Series II							0.07						0.78%
Large Cap Series NAV							0.06						1.11%

10. Series I, Series II and Series NAV shares began operations on 4-29-05. 11. Less than $500,000. 12. Excludes merger activity.

Large Cap Value Trust
SERIES I
06-30-2009[1]	14.05	0.11	[2]	(0.94)	(0.83)	(0.08)	—	—	(0.08)	13.14	(5.93)[3,4]		0.93	[5]	0.93	[5]	1.69	[5]	29		68
12-31-2008	22.37	0.22	[2]	(8.25)	(8.03)	(0.29)	—	—	(0.29)	14.05	(35.91)[4,6]		0.91	[7]	0.90		1.15		37		107
12-31-2007	23.07	0.21	[2]	0.79	1.00	(0.23)	(1.47)	—	(1.70)	22.37	4.38	[4,6,8]	0.90	[7]	0.90		0.87		75		67
12-31-2006	21.70	0.20	[2]	3.08	3.28	(0.10)	(1.81)	—	(1.91)	23.07	15.93	[4,6]	0.96	[7]	0.96		0.90		87		61	[9]
12-31-2005	18.79	0.10	[2]	2.81	2.91	—	—	—	—	21.70	15.49		0.97		0.97		0.50		10		105
12-31-2004	15.66	0.20	[2]	3.19	3.39	(0.12)	(0.14)	—	(0.26)	18.79	21.80	[4]	1.03		1.03		1.22		71		109
SERIES II
06-30-2009[1]	14.02	0.09	[2]	(0.94)	(0.85)	(0.07)	—	—	(0.07)	13.10	(6.04)[3,4]		1.14	[5]	1.14	[5]	1.47	[5]	21		68
12-31-2008	22.29	0.18	[2]	(8.20)	(8.02)	(0.25)	—	—	(0.25)	14.02	(36.02)[4,6]		1.11	[7]	1.10		0.97		24		107
12-31-2007	22.96	0.16	[2]	0.80	0.96	(0.16)	(1.47)	—	(1.63)	22.29	4.18	[4,6,8]	1.10	[7]	1.10		0.68		48		67
12-31-2006	21.60	0.11	[2]	3.12	3.23	(0.06)	(1.81)	—	(1.87)	22.96	15.75	[4,6]	1.14	[7]	1.14		0.52		63		61	[9]
12-31-2005	18.74	0.08	[2]	2.78	2.86	—	—	—	—	21.60	15.26		1.18		1.18		0.39		90		105
12-31-2004	15.64	0.17	[2]	3.18	3.35	(0.11)	(0.14)	—	(0.25)	18.74	21.53	[4]	1.23		1.23		1.00		102		109
SERIES NAV
06-30-2009[1]	14.05	0.11	[2]	(0.94)	(0.83)	(0.08)	—	—	(0.08)	13.14	(5.92)[3,4]		0.88	[5]	0.88	[5]	1.70	[5]	255		68
12-31-2008	22.38	0.23	[2]	(8.25)	(8.02)	(0.31)	—	—	(0.31)	14.05	(35.89)[4,6]		0.86	[7]	0.85		1.22		242		107
12-31-2007	23.09	0.22	[2]	0.80	1.02	(0.26)	(1.47)	—	(1.73)	22.38	4.45	[4,6,8]	0.85	[7]	0.85		0.93		506		67
12-31-2006	21.71	0.19	[2]	3.11	3.30	(0.11)	(1.81)	—	(1.92)	23.09	16.03	[4,6]	0.89	[7]	0.89		0.86		386		61	[9]
12-31-2005[10]	19.80	0.10	[2]	1.81	1.91	—	—	—	—	21.71	9.65	[3,4]	0.91	[5]	0.91	[5]	0.56	[5]	146		105
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per Share from Affiliate for the year ended 12-31-2007						Total Return Excluding Payment from Affiliate for the year ended 12-31-2007
Large Cap Value Series I							$0.01						4.33%
Large Cap Value Series II							0.01						4.14%
Large Cap Value Series III							0.01						4.40%

9. Excludes merger activity. 10. Series NAV shares began operation on 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Mid Cap Intersection Trust
SERIES I
06-30-2009[1]	6.73	0.02	[2]	0.31	0.33	(0.05)	—	—	(0.05)	7.01	5.23	[3,4]	1.21	[5]	1.21	[5]	0.50 [5]	—	[6]	54
12-31-2008	11.64	0.03	[2]	(4.92)	(4.89)	(0.02)	—	—	(0.02)	6.73	(42.05)[4,7]		0.98	[8]	0.98		0.36	—	[6]	84
12-31-2007[9]	12.50	—	[2]	(0.86)	(0.86)	—	—	—	—	11.64	(6.88)[3,7]		0.98	[5,8]	0.98	[5]	— [5]	—	[6]	87
SERIES II
06-30-2009[1]	6.72	0.01	[2]	0.32	0.33	(0.04)	—	—	(0.04)	7.01	5.12	[3,4]	1.57	[5]	1.57	[5]	0.13 [5]	3		54
12-31-2008	11.62	0.02	[2]	(4.92)	(4.90)	—	—	—	—	6.72	(42.17)[7]		1.18	[8]	1.18		0.22	3		84
12-31-2007[9]	12.50	(0.02)[2]		(0.86)	(0.88)	—	—	—	—	11.62	(7.04)[3,7]		1.18	[5,8]	1.18	[5]	(0.24)[5]	2		87
SERIES NAV
06-30-2009[1]	6.73	0.02	[2]	0.31	0.33	(0.06)	—	—	(0.06)	7.00	5.15	[3,4]	1.13	[5]	1.13	[5]	0.58 [5]	10		54
12-31-2008	11.64	0.02	[2]	(4.91)	(4.89)	(0.02)	—	—	(0.02)	6.73	(42.00)[4,7]		0.93	[8]	0.93		0.28	79		84
12-31-2007[9]	12.50	—	[2]	(0.86)	(0.86)	— [10]	—	—	—	11.64	(6.87)[3,4,7]		0.93	[5,8]	0.93	[5]	0.03 [5]	304		87
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Less than $500,000. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Series I, Series II and Series NAV shares began operations on 5-1-07. 10. Less than $0.01 per share.

Mid Cap Stock Trust
SERIES I
06-30-2009[1]	8.74	—	[2,3]	0.26	0.26	—	—	—	—	9.00	2.97	[4,7]	0.96	[5]	0.96	[5]	0.04 [5]	170		107
12-31-2008	15.98	(0.02)[2]		(6.84)	(6.86)	—	(0.38)	—	(0.38)	8.74	(43.76)[7,8]		0.94	[6]	0.94		(0.12)	186		130	[9]
12-31-2007	16.97	(0.03)[2]		3.63	3.60	—	(4.59)	—	(4.59)	15.98	23.57	[7,8,10]	0.94	[6]	0.93		(0.20)	355		133
12-31-2006	15.57	—	[2,3]	2.07	2.07	—	(0.67)	—	(0.67)	16.97	13.55	[7,8,11]	0.93	[6]	0.93		— [12]	361		123
12-31-2005	14.13	(0.04)[2]		1.99	1.95	—	(0.51)	—	(0.51)	15.57	14.57	[7]	0.97		0.97		(0.31)	383		196	[9]
12-31-2004	11.87	(0.05)[2]		2.31	2.26	—	—	—	—	14.13	19.04		0.96		0.96		(0.43)	349		128
SERIES II
06-30-2009[1]	8.59	(0.01)[2]		0.26	0.25	—	—	—	—	8.84	2.91	[4,7]	1.16	[5]	1.16	[5]	(0.16)[5]	102		107
12-31-2008	15.76	(0.04)[2]		(6.75)	(6.79)	—	(0.38)	—	(0.38)	8.59	(43.93)[7,8]		1.14	[6]	1.14		(0.32)	107		130	[9]
12-31-2007	16.82	(0.07)[2]		3.60	3.53	—	(4.59)	—	(4.59)	15.76	23.35	[7,8,10]	1.14	[6]	1.13		(0.40)	206		133
12-31-2006	15.47	(0.03)[2]		2.05	2.02	—	(0.67)	—	(0.67)	16.82	13.31	[7,8,11]	1.13	[6]	1.13		(0.18)	183		123
12-31-2005	14.06	(0.07)[2]		1.99	1.92	—	(0.51)	—	(0.51)	15.47	14.42	[7]	1.17		1.17		(0.52)	178		196	[9]
12-31-2004	11.84	(0.07)[2]		2.29	2.22	—	—	—	—	14.06	18.75		1.16		1.16		(0.58)	226		128
SERIES NAV
06-30-2009[1]	8.77	—	[2,3]	0.26	0.26	—	—	—	—	9.03	2.96	[4,7]	0.91	[5]	0.91	[5]	0.10 [5]	346		107
12-31-2008	16.03	(0.01)[2]		(6.87)	(6.88)	—	(0.38)	—	(0.38)	8.77	(43.75)[7,8]		0.89	[6]	0.89		(0.07)	296		130	[9]
12-31-2007	17.01	(0.02)[2]		3.63	3.61	— [3]	(4.59)	—	(4.59)	16.03	23.59	[7,8,10]	0.89	[6]	0.88		(0.13)	702		133
12-31-2006	15.59	0.02	[2]	2.07	2.09	—	(0.67)	—	(0.67)	17.01	13.66	[7,8,11]	0.88	[6]	0.88		0.09	473		123
12-31-2005[13]	13.50	(0.02)[2]		2.62	2.60	—	(0.51)	—	(0.51)	15.59	20.07	[4,7]	0.91	[5]	0.91	[5]	(0.21)[5]	399		196	[9]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Less than $0.01 per share. 4. Not annualized. 5. Annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Assumes dividend reinvestment. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown. 9. Excludes merger activity. 10. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Mid Cap Stock Series I							$0.01						23.49%
Mid Cap Stock Series II							0.01						23.27%
Mid Cap Stock Series NAV							0.01						23.51%

11. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 12. Less than 0.01%. 13. Series NAV shares began operations on 2-28-05.

Mid Cap Value Equity Trust
SERIES NAV
06-30-2009[1]	7.48	0.07	[4]	0.57	0.64	(0.02)	(0.21)	—	(0.23)	7.89	8.63	[2,7]	0.98	[3]	0.98	[3]	1.98 [3]	106		16
12-31-2008	13.91	0.11	[4]	(6.13)	(6.02)	(0.12)	(0.29)	—	(0.41)	7.48	(44.21)[5,7]		1.01	[6]	1.01		0.92	47		51
12-31-2007	13.07	0.15	[4]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[5,7]	0.92	[6]	0.92		1.03	146		30
12-31-2006[8]	12.50	0.09	[4]	0.48	0.57	—	—	—	—	13.07	4.56	[2,5]	0.99	[3,6]	0.99	[3]	1.07 [3]	112		25
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Does not take into consideration expense reductions during the periods shown. 7. Assumes dividend reinvestment. 8. Series NAV shares began operations on 4-28-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value Trust
SERIES I
06-30-2009[1]	6.74	0.05	[2]	0.88	0.93	(0.01)	—	—	(0.01)	7.66	13.81	[3,4,5]	1.10	[7]	1.06	[7]	1.30	[7]	195	52	[11]
12-31-2008	10.69	0.13	[2]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)[3,4]		1.13	[6]	1.08		1.56		33	85
12-31-2007	13.67	0.22	[2]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[3,4]	1.09	[6]	1.04		1.70		11	69
12-31-2006	12.36	0.09	[2]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[3,4]	1.10	[6]	1.06		0.72		6	59
12-31-2005[8]	11.05	0.06	[2]	1.42	1.48	—	(0.17)	—	(0.17)	12.36	13.49	[3,4,5]	1.19	[6,7]	1.17	[7]	0.66	[7]	1	47
SERIES II
06-30-2009[1]	6.74	0.04	[2]	0.89	0.93	(0.01)	—	—	(0.01)	7.66	13.77	[3,4,5]	1.31	[7]	1.26	[7]	1.01	[7]	86	52	[11]
12-31-2008	10.68	0.08	[2]	(3.73)	(3.65)	(0.09)	(0.20)	—	(0.29)	6.74	(34.88)[3,4]		1.33	[6]	1.28		0.91		8	85
12-31-2007	13.64	0.21	[2]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[3,4]	1.29	[6]	1.24		1.60		16	69
12-31-2006	12.34	0.06	[2]	2.27	2.33	(0.01)	(1.02)	—	(1.03)	13.64	20.05	[3,4]	1.30	[6]	1.27		0.49		17	59
12-31-2005[8]	11.05	0.03	[2]	1.43	1.46	—	(0.17)	—	(0.17)	12.34	13.30	[3,4,5]	1.37	[6,7]	1.35	[7]	0.38	[7]	5	47
SERIES NAV
06-30-2009[1]	6.72	0.05	[2]	0.88	0.93	(0.01)	—	—	(0.01)	7.64	13.86	[3,4,5]	1.05	[7]	1.01	[7]	1.45	[7]	304	52	[11]
12-31-2008	10.67	0.11	[2]	(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)[3,4]		1.08	[6]	1.03		1.16		75	85
12-31-2007	13.65	0.24	[2]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[3,4]	1.04	[6]	0.99		1.87		159	69
12-31-2006	12.35	0.09	[2]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[3,4]	1.06	[6]	1.03		0.70		167	59
12-31-2005[9]	11.67	0.05	[2]	0.81	0.86	(0.01)	(0.17)	—	(0.18)	12.35	7.39	[3,4]	1.10	[6]	1.08		0.40		162	47
12-31-2004[10]	10.98	0.06		1.97	2.03	(0.04)	(1.30)	—	(1.34)	11.67	18.74	[3,4]	1.22	[6]	1.15		0.50		179	196
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Series I and Series II shares began operations on 4-29-05. 9. Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value. 10. Audited by previous Independent Registered Public Accounting Firm. 11. Excludes merger activity.

Mutual Shares Trust
SERIES I
06-30-2009[1]	7.33	0.09	[2]	0.25	0.34	(0.21)	—	—	(0.21)	7.46	4.82	[3,4]	1.10	[6]	1.10	[6]	2.61	[6]	73	32
12-31-2008[8]	10.91	0.11	[2]	(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[3,4,5]		1.13	[6,7]	1.11	[6]	1.38	[6]	18	44
SERIES NAV
06-30-2009[1]	7.33	0.09	[2]	0.25	0.34	(0.21)	—	—	(0.21)	7.46	4.83	[3,4]	1.06	[6]	1.06	[6]	2.60	[6]	401	32
12-31-2008[8]	11.95	0.16	[2]	(4.69)	(4.53)	(0.09)	—	—	(0.09)	7.33	(37.86)[4,5]		1.07	[7]	1.06		1.67	[6]	373	44
12-31-2007[9]	12.50	0.12	[2]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[3,5]		1.22	[6,7]	1.06	[6]	1.52	[6]	379	48
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Series I shares began operations on 1-28-08. 9. Series NAV shares began operations on 5-1-07.

Natural Resources Trust
SERIES I
06-30-2009[1]	13.43	0.04	[2]	0.69	0.73	(0.07)	(5.45)	—	(5.52)	8.64	22.72	[3,4,5]	1.13	[6]	1.13	[6]	0.95	[6]	14	31
12-31-2008	28.81	0.16	[2]	(14.58)	(14.42)	(0.15)	(0.81)	—	(0.96)	13.43	(51.61)[4,5]		1.13	[7]	1.13		0.66		14	24
12-31-2007	31.83	0.17	[2]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[4,5,8]	1.13	[7]	1.13		0.47		35	35
12-31-2006	31.50	0.32	[2]	6.47	6.79	(0.19)	(6.27)	—	(6.46)	31.83	22.30	[4,5]	1.11	[7]	1.11		1.02		19	28
12-31-2005	21.96	0.13	[2]	9.97	10.10	—	(0.56)	—	(0.56)	31.50	46.77	[5]	1.11		1.11		0.52		15	38
12-31-2004	18.00	0.12	[2]	4.19	4.31	(0.02)	(0.33)	—	(0.35)	21.96	24.32	[5]	1.13		1.13		0.63		226	20
SERIES II
06-30-2009[1]	13.33	0.03	[2]	0.68	0.71	(0.05)	(5.45)	—	(5.50)	8.54	22.61	[3,4,5]	1.31	[6]	1.31	[6]	0.76	[6]	149	31
12-31-2008	28.54	0.11	[2]	(14.43)	(14.32)	(0.08)	(0.81)	—	(0.89)	13.33	(51.71)[4,5]		1.33	[7]	1.33		0.43		112	24
12-31-2007	31.59	0.09	[2]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[4,5,8]	1.33	[7]	1.33		0.27		302	35
12-31-2006	31.32	0.26	[2]	6.42	6.68	(0.14)	(6.27)	—	(6.41)	31.59	22.03	[4,5]	1.31	[7]	1.31		0.83		237	28
12-31-2005	21.89	0.10	[2]	9.89	9.99	—	(0.56)	—	(0.56)	31.32	46.42	[5]	1.32		1.32		0.39		204	38
12-31-2004	17.98	0.08	[2]	4.17	4.25	(0.01)	(0.33)	—	(0.34)	21.89	24.05	[5]	1.33		1.33		0.41		318	20

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Natural Resources Trust (continued)
SERIES NAV
06-30-2009[1]	13.33	0.03	[2]	0.67	0.70	(0.08)	(5.45)	—	(5.53)	8.50	22.67	[3,4,5]	1.13	[6,7]	1.13	[6]	0.64	[6]	50		31
12-31-2008	28.63	0.17	[2]	(14.49)	(14.32)	(0.17)	(0.81)	—	(0.98)	13.33	(51.60)[4,5]		1.08	[7]	1.08		0.71		244		24
12-31-2007	31.70	0.19	[2]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[4,5,8]	1.08	[7]	1.08		0.54		808		35
12-31-2006	31.40	0.31	[2]	6.46	6.77	(0.20)	(6.27)	—	(6.47)	31.70	22.31	[4,5]	1.06	[7]	1.06		1.02		826		28
12-31-2005[9]	25.42	0.17	[2]	6.46	6.63	(0.09)	(0.56)	—	(0.65)	31.40	26.89	[3,5]	1.06	[6]	1.06	[6]	0.75	[6]	496		38
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Assumes dividend reinvestment. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Natural Resources Series I							—[10]						40.68%
Natural Resources Series II							—[10]						40.44%
Natural Resources Series NAV							—[10]						40.81%

9. Series NAV shares began operations on 2-28-05. 10. Less than $0.01.

Optimized All Cap Trust
SERIES I
06-30-2009[1]	8.61	0.05	[2]	0.26	0.31	(0.04)	—	—	(0.04)	8.88	3.59	[3,4]	0.78	[5]	0.78	[5]	1.34	[5]	120		76
12-31-2008	15.35	0.18	[2]	(6.81)	(6.63)	(0.11)	—	—	(0.11)	8.61	(43.18)[3,6]		0.79	[7]	0.79		1.42		127		151
12-31-2007	17.36	0.22	[2]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[3,6,8]	0.80	[7]	0.80		1.26		271		159
12-31-2006	16.55	0.15	[2]	2.28	2.43	(0.17)	(1.45)	—	(1.62)	17.36	15.17	[3,6]	0.81	[7]	0.81		0.91		301		141
12-31-2005	16.64	0.13	[2]	1.27	1.40	(0.14)	(1.35)	—	(1.49)	16.55	8.58	[3]	0.82		0.82		0.77		300		133
12-31-2004	15.05	0.16	[2]	2.02	2.18	(0.11)	(0.48)	—	(0.59)	16.64	14.91	[3]	0.81		0.81		1.05		327		158
SERIES II
06-30-2009[1]	8.61	0.05	[2]	0.24	0.29	(0.03)	—	—	(0.03)	8.87	3.44	[3,4]	0.98	[5]	0.98	[5]	1.14	[5]	60		76
12-31-2008	15.32	0.15	[2]	(6.77)	(6.62)	(0.09)	—	—	(0.09)	8.61	(43.24)[3,6]		0.99	[7]	0.99		1.21		63		151
12-31-2007	17.33	0.17	[2]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[3,6,8]	1.00	[7]	1.00		0.97		132		159
12-31-2006	16.53	0.12	[2]	2.26	2.38	(0.13)	(1.45)	—	(1.58)	17.33	14.91	[3,6]	1.01	[7]	1.01		0.71		6		141
12-31-2005	16.63	0.10	[2]	1.27	1.37	(0.12)	(1.35)	—	(1.47)	16.53	8.36	[3]	1.02		1.02		0.58		6		133
12-31-2004	15.05	0.09	[2]	2.06	2.15	(0.09)	(0.48)	—	(0.57)	16.63	14.67	[3]	1.13		1.13		0.60		5		158
SERIES NAV
06-30-2009[1]	8.64	0.06	[2]	0.25	0.31	(0.04)	—	—	(0.04)	8.91	3.59	[3,4]	0.73	[5]	0.73	[5]	1.39	[5]	940		76
12-31-2008	15.41	0.19	[2]	(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)[3,6]		0.74	[7]	0.74		1.62		958		151
12-31-2007	17.41	0.24	[2]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[3,6,8]	0.75	[7]	0.75		1.35		1		159
12-31-2006	16.59	0.16	[2]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[3,6]	0.76	[7]	0.76		0.92		—	[9]	141
12-31-2005[10]	15.38	0.11	[2]	2.26	2.37	(0.16)	(1.00)	—	(1.16)	16.59	15.35	[3,4]	0.78	[5]	0.78	[5]	0.78	[5]	—	[9]	133
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per Share from Affiliate for the year ended 12-31-2007						Total Return Excluding Payment from Affiliate for the year ended 12-31-2007
Quantitative All Cap Series I							—[11]						3.78%
Quantitative All Cap Series II							—[11]						3.57%
Quantitative All Cap Series NAV							—[11]						3.88%

9. Less than $500,000. 10. Series NAV shares began operations on 4-29-05. 11. Less than $0.01 per share.

Optimized Value Trust
SERIES I
06-30-2009[1]	7.24	0.07	[2]	0.18	0.25	(0.05)	—	—	(0.05)	7.44	3.51	[3,4]	0.82	[5]	0.82	[5]	2.00	[5]	1		90
12-31-2008	12.77	0.20	[2]	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)[4,6]		0.75	[7]	0.75		1.74		—	[8]	176
12-31-2007	15.24	0.25	[2]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[4,6]		0.74	[7]	0.74		1.72		1		159
12-31-2006	15.16	0.23	[2]	2.55	2.78	(0.28)	(2.42)	—	(2.70)	15.24	21.09	[4,6]	0.78	[7]	0.78		1.59		1		155
12-31-2005	14.67	0.17	[2]	1.11	1.28	(0.08)	(0.71)	—	(0.79)	15.16	9.19	[4]	0.80		0.80		1.23		1		225
12-31-2004[9]	12.50	0.10	[2]	2.07	2.17	—	—	—	—	14.67	17.36	[3]	0.83	[5]	0.83	[5]	1.13	[5]	183		108
SERIES II
06-30-2009[1]	7.28	0.06	[2]	0.20	0.26	(0.05)	—	—	(0.05)	7.49	3.59	[3,4]	1.02	[5]	1.02	[5]	1.76	[5]	12		90
12-31-2008	12.83	0.18	[2]	(5.49)	(5.31)	(0.24)	—	—	(0.24)	7.28	(41.36)[4,6]		0.95	[7]	0.95		1.65		13		176
12-31-2007	15.28	0.20	[2]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[4,6]		0.94	[7]	0.94		1.34		27		159
12-31-2006	15.18	0.20	[2]	2.57	2.77	(0.25)	(2.42)	—	(2.67)	15.28	20.97	[4,6]	0.98	[7]	0.98		1.37		5		155
12-31-2005	14.66	0.11	[2]	1.12	1.23	—	(0.71)	—	(0.71)	15.18	8.82	[4]	1.00		1.00		0.78		3		225
12-31-2004[9]	12.50	0.08	[2]	2.08	2.16	—	—	—	—	14.66	17.28	[3]	1.03	[5]	1.03	[5]	0.96	[5]	43		108

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Optimized Value Trust (continued)
SERIES NAV
06-30-2009[1]	7.24	0.07	[2]	0.18	0.25	(0.05)	—	—	(0.05)	7.44	3.52	[3,4]	0.77	[5]	0.77	[5]	2.03	[5]	214	90
12-31-2008	12.77	0.21	[2]	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)[4,6]		0.70	[7]	0.70		1.91		331	176
12-31-2007	15.25	0.25	[2]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[4,6]		0.69	[7]	0.69		1.72		802	159
12-31-2006	15.15	0.23	[2]	2.57	2.80	(0.28)	(2.42)	—	(2.70)	15.25	21.29	[4,6]	0.73	[7]	0.73		1.62		513	155
12-31-2005[9]	14.94	0.18	[2]	0.83	1.01	(0.09)	(0.71)	—	(0.80)	15.15	7.26	[3,4]	0.76	[5]	0.76	[5]	1.50	[5]	191	225
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Less than $500,000. 9. Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.

Overseas Equity Trust
SERIES II
06-30-2009[1]	7.46	0.08	[5]	0.34	0.42	(0.03)	—	—	(0.03)	7.85	5.70	[2,3]	1.44	[4]	1.44	[4]	2.14	[4]	3	49
12-31-2008	13.98	0.22	[5]	(5.85)	(5.63)	(0.20)	(0.69)	—	(0.89)	7.46	(42.19)[2,6]		1.42	[7]	1.42		1.97		3	90
12-31-2007	14.40	0.15	[5]	1.53	1.68	(0.30)	(1.80)	—	(2.10)	13.98	12.21	[2,6]	1.36	[7]	1.36		1.00		8	69
12-31-2006	12.51	0.16	[5]	2.24	2.40	(0.06)	(0.45)	—	(0.51)	14.40	19.64	[2,6,8]	1.40	[7]	1.40		1.23		8	32
12-31-2005[9]	10.47	(0.02)[5]		2.32	2.30	—	(0.26)	—	(0.26)	12.51	22.17	[2,3]	1.87	[4]	1.87	[4]	(0.24)[4]		5	34
SERIES NAV
06-30-2009[1]	7.41	0.06		0.37	0.43	(0.03)	—	—	(0.03)	7.81	5.92	[2,3]	1.22	[4]	1.22	[4]	1.86	[4]	137	49
12-31-2008	13.91	0.24	[5]	(5.82)	(5.58)	(0.23)	(0.69)	—	(0.92)	7.41	(42.05)[2,6]		1.17	[7]	1.17		2.19		294	90
12-31-2007	14.36	0.19	[5]	1.52	1.71	(0.36)	(1.80)	—	(2.16)	13.91	12.53	[2,6]	1.11	[7]	1.11		1.24		579	69
12-31-2006	12.51	0.19	[5]	2.23	2.42	(0.12)	(0.45)	—	(0.57)	14.36	19.86	[2,6,8]	1.13	[7]	1.13		1.44		511	32
12-31-2005[10]	10.87	0.14	[5]	1.82	1.96	(0.06)	(0.26)	—	(0.32)	12.51	18.31	[2]	1.33		1.33		1.22		244	34
12-31-2004[11]	9.85	0.07		1.01	1.08	(0.06)	—	—	(0.06)	10.87	11.02	[2,6]	1.64	[7]	1.53		0.24		245	103
1. Unaudited. 2. Assumes dividend reinvestment. 3. Not annualized. 4. Annualized. 5. Based on the average of the shares outstanding. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively. 9. Series II shares began operations on 4-29-05. 10. Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity. 11. Audited by previous Independent Registered Public Accounting Firm.

Pacific Rim Trust
SERIES I
06-30-2009[1]	6.00	0.05	[2]	0.63	0.68	(0.03)	—	—	(0.03)	6.65	11.47	[3,4]	1.02	[5]	1.02	[5]	1.61	[5]	59	46
12-31-2008	10.46	0.15	[2]	(4.25)	(4.10)	(0.15)	(0.21)	—	(0.36)	6.00	(39.91)[3,6]		1.25	[7]	1.25		1.73		56	61
12-31-2007	13.04	0.12	[2]	0.95	1.07	(0.24)	(3.41)	—	(3.65)	10.46	9.14	[3,6]	1.12	[7]	1.11		0.93		114	89
12-31-2006	11.84	0.10	[2]	1.21	1.31	(0.11)	—	—	(0.11)	13.04	11.05	[3,6]	1.06	[7]	1.06		0.80		124	46
12-31-2005	9.50	0.11	[2]	2.31	2.42	(0.08)	—	—	(0.08)	11.84	25.75	[3]	1.09		1.09		1.12		118	26
12-31-2004	8.14	0.05	[2]	1.35	1.40	(0.04)	—	—	(0.04)	9.50	17.19	[3]	1.13		1.13		0.52		80	43
SERIES II
06-30-2009[1]	5.99	0.04	[2]	0.63	0.67	(0.03)	—	—	(0.03)	6.63	11.28	[3,4]	1.20	[5]	1.20	[5]	1.45	[5]	21	46
12-31-2008	10.43	0.13	[2]	(4.24)	(4.11)	(0.12)	(0.21)	—	(0.33)	5.99	(40.04)[3,6]		1.45	[7]	1.45		1.57		17	61
12-31-2007	12.99	0.09	[2]	0.96	1.05	(0.20)	(3.41)	—	(3.61)	10.43	8.95	[3,6]	1.32	[7]	1.31		0.71		44	89
12-31-2006	11.79	0.07	[2]	1.22	1.29	(0.09)	—	—	(0.09)	12.99	10.92	[3,6]	1.26	[7]	1.26		0.60		44	46
12-31-2005	9.47	0.09	[2]	2.30	2.39	(0.07)	—	—	(0.07)	11.79	25.42	[3]	1.29		1.29		0.87		51	26
12-31-2004	8.12	0.03	[2]	1.36	1.39	(0.04)	—	—	(0.04)	9.47	17.09	[3]	1.33		1.33		0.31		28	43
SERIES NAV
06-30-2009[1]	6.03	0.05	[2]	0.64	0.69	(0.03)	—	—	(0.03)	6.69	11.59	[4]	0.94	[5]	0.94	[5]	1.64	[5]	9	46
12-31-2008	10.53	0.15	[2]	(4.29)	(4.14)	(0.15)	(0.21)	—	(0.36)	6.03	(39.98)[3,6]		1.20	[7]	1.20		1.72		7	61
12-31-2007	13.10	0.13	[2]	0.97	1.10	(0.26)	(3.41)	—	(3.67)	10.53	9.29	[3,6]	1.07	[7]	1.06		0.97		9	89
12-31-2006	11.88	0.11	[2]	1.22	1.33	(0.11)	—	—	(0.11)	13.10	11.21	[3,6]	1.01	[7]	1.01		0.89		7	46
12-31-2005[8]	9.36	0.06	[2]	2.46	2.52	—	—	—	—	11.88	26.92	[4]	1.05	[5]	1.05	[5]	0.82	[5]	6	26
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Series NAV shares began operations on 4-29-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Real Estate Securities Trust
SERIES I
06-30-2009[1]	7.10	0.18	[2]	(0.90)	(0.72)	(0.09)	—	—	(0.09)	6.29	(10.21)[3,4]		0.82	[5]	0.82	[5]	6.13 [5]	70		71
12-31-2008	12.40	0.27	[2]	(5.03)	(4.76)	(0.38)	(0.16)	—	(0.54)	7.10	(39.42)[3,6]		0.80	[7]	0.80		2.45	89		84
12-31-2007	27.64	0.35	[2]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[3,6]		0.78	[7]	0.78		1.68	188		77
12-31-2006	24.87	0.62	[2]	7.42	8.04	(0.50)	(4.77)	—	(5.27)	27.64	38.10	[3,6,8]	0.78	[7]	0.78		2.48	313		67
12-31-2005	26.81	0.79	[2]	1.61	2.40	(0.55)	(3.79)	—	(4.34)	24.87	11.85	[3]	0.81		0.81		3.31	265		92	[9]
12-31-2004	20.85	0.76	[2]	5.74	6.50	(0.54)	—	—	(0.54)	26.81	32.04	[3]	0.80		0.80		3.38	612		82
SERIES II
06-30-2009[1]	7.11	0.17	[2]	(0.90)	(0.73)	(0.08)	—	—	(0.08)	6.30	(10.23)[3,4]		1.02	[5]	1.02	[5]	5.94 [5]	52		71
12-31-2008	12.40	0.25	[2]	(5.03)	(4.78)	(0.35)	(0.16)	—	(0.51)	7.11	(39.58)[3,6]		1.00	[7]	1.00		2.26	61		84
12-31-2007	27.59	0.32	[2]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[3,6]		0.98	[7]	0.98		1.55	123		77
12-31-2006	24.84	0.57	[2]	7.41	7.98	(0.46)	(4.77)	—	(5.23)	27.59	37.82	[3,6,8]	0.98	[7]	0.98		2.30	169		67
12-31-2005	26.69	0.71	[2]	1.65	2.36	(0.42)	(3.79)	—	(4.21)	24.84	11.65	[3]	1.00		1.00		2.92	131		92	[9]
12-31-2004	20.79	0.74	[2]	5.69	6.43	(0.53)	—	—	(0.53)	26.69	31.77	[3]	1.00		1.00		3.29	374		82
SERIES NAV
06-30-2009[1]	7.06	0.18	[2]	(0.89)	(0.71)	(0.09)	—	—	(0.09)	6.26	(10.12)[3,4]		0.77	[5]	0.77	[5]	6.21 [5]	129		71
12-31-2008	12.34	0.28	[2]	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)[3,6]		0.75	[7]	0.75		2.52	153		84
12-31-2007	27.58	0.37	[2]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[3,6]		0.73	[7]	0.73		1.79	301		77
12-31-2006	24.83	0.59	[2]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[3,6,8]	0.73	[7]	0.73		2.31	437		67
12-31-2005[10]	25.30	0.78	[2]	3.14	3.92	(0.60)	(3.79)	—	(4.39)	24.83	18.62	[3,4]	0.75	[5]	0.75	[5]	3.87 [5]	828		92	[9]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 9. Excludes merger activity. 10. Series NAV shares began operations on 2-28-05.

Science and Technology Trust
SERIES I
06-30-2009[1]	8.25	0.01	[2]	2.51	2.52	—	—	—	—	10.77	30.55	[3,4]	1.18	[6]	1.15	[6]	0.16 [6]	196		80
12-31-2008	14.85	(0.03)[2]		(6.57)	(6.60)	—	—	—	—	8.25	(44.44)[3]		1.20	[5]	1.18		(0.21)	151		132
12-31-2007	12.42	(0.06)[2]		2.49	2.43	—	—	—	—	14.85	19.57	[3,7]	1.19	[5]	1.16		(0.40)	338		128
12-31-2006	11.77	(0.06)[2]		0.71	0.65	—	—	—	—	12.42	5.52	[3]	1.18	[5]	1.16		(0.48)	347		194
12-31-2005	11.53	(0.07)[2]		0.31	0.24	—	—	—	—	11.77	2.08	[3]	1.17	[5]	1.14		(0.59)	403		54
12-31-2004	11.43	(0.03)[2]		0.13	0.10	—	—	—	—	11.53	0.87	[3]	1.16	[5]	1.13		(0.28)	490		55
SERIES II
06-30-2009[1]	8.16	—	[2]	2.49	2.49	—	—	—	—	10.65	30.51	[3,4]	1.37	[6]	1.35	[6]	(0.06)[6]	44		80
12-31-2008	14.73	(0.05)[2]		(6.52)	(6.57)	—	—	—	—	8.16	(44.60)[3]		1.40	[5]	1.38		(0.41)	30		132
12-31-2007	12.35	(0.08)[2]		2.46	2.38	—	—	—	—	14.73	19.27	[3,7]	1.39	[5]	1.36		(0.60)	70		128
12-31-2006	11.72	(0.08)[2]		0.71	0.63	—	—	—	—	12.35	5.38	[3]	1.39	[5]	1.36		(0.68)	61		194
12-31-2005	11.51	(0.09)[2]		0.30	0.21	—	—	—	—	11.72	1.82	[3]	1.37	[5]	1.34		(0.79)	62		54
12-31-2004	11.42	(0.05)[2]		0.14	0.09	—	—	—	—	11.51	0.79	[3]	1.36	[5]	1.33		(0.42)	71		55
SERIES NAV
06-30-2009[1]	8.27	0.01	[2]	2.52	2.53	—	—	—	—	10.80	30.59	[3,4]	1.12	[6]	1.10	[6]	0.24 [6]	6		80
12-31-2008	14.88	(0.02)[2]		(6.59)	(6.61)	—	—	—	—	8.27	(44.42)[3]		1.15	[5]	1.13		(0.16)	3		132
12-31-2007	12.44	(0.05)[2]		2.49	2.44	—	—	—	—	14.88	19.61	[3,7]	1.14	[5]	1.11		(0.34)	4		128
12-31-2006	11.78	(0.04)[2]		0.70	0.66	—	—	—	—	12.44	5.60	[3]	1.15	[5]	1.12		(0.51)	1		194
12-31-2005[8]	10.45	(0.05)[2]		1.38	1.33	—	—	—	—	11.78	12.73	[3,4]	1.13	[5,6]	1.10	[6]	(0.58)[6]	—	[9]	54
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Does not take into consideration expense reductions during the periods shown. 6. Annualized. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per Share from Affiliate for the year ended 12-31-2007						Total Return Excluding Payment from Affiliate for the year ended 12-31-2007
Science and Technology Series I							$0.02						19.40%
Science and Technology Series II							0.01						19.19%
Science and Technology Series NAV							0.01						19.53%

8. Series NAV shares began operations on 4-29-05. 9. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Growth Trust
SERIES I
06-30-2009[1]	6.16	(0.01)[2]		0.45	0.44	—	—	—	—	6.60	7.14	[3,4]	1.20	[5]	1.20	[5]	(0.36)[5]	36	35
12-31-2008	10.33	(0.02)[2]		(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)[4,6]		1.19	[7]	1.19		(0.28)	31	191	[8]
12-31-2007	11.53	(0.02)[2]		1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[4,6,9]	1.18	[7]	1.17		(0.20)	29	104
12-31-2006	10.16	(0.08)[2]		1.45	1.37	—	—	—	—	11.53	13.48	[6,10]	1.22	[7]	1.22		(0.73)	23	162
12-31-2005[11]	8.06	(0.06)[2]		2.38	2.32	—	(0.22)	—	(0.22)	10.16	29.00	[3,4]	1.23	[5]	1.23	[5]	(0.90)[5]	1	140
SERIES II
06-30-2009[1]	6.10	(0.02)[2]		0.45	0.43	—	—	—	—	6.53	7.05	[3,4]	1.40	[5]	1.40	[5]	(0.56)[5]	27	35
12-31-2008	10.25	(0.04)[2]		(4.01)	(4.05)	—	(0.10)	—	(0.10)	6.10	(39.80)[4,6]		1.39	[7]	1.39		(0.47)	27	191	[8]
12-31-2007	11.48	(0.05)[2]		1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[4,6,9]	1.38	[7]	1.37		(0.41)	40	104
12-31-2006	10.14	(0.10)[2]		1.44	1.34	—	—	—	—	11.48	13.21	[6,10]	1.40	[7]	1.40		(0.95)	31	162
12-31-2005[11]	8.06	(0.07)[2]		2.37	2.30	—	(0.22)	—	(0.22)	10.14	28.75	[3,4]	1.41	[5]	1.41	[5]	(1.07)[5]	19	140
SERIES NAV
06-30-2009[1]	6.18	(0.01)[2]		0.44	0.43	—	—	—	—	6.61	6.96	[3,4]	1.15	[5]	1.15	[5]	(0.30)[5]	226	35
12-31-2008	10.34	(0.02)[2]		(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)[4,6]		1.14	[7]	1.14		(0.23)	181	191	[8]
12-31-2007	11.54	(0.02)[2]		1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[4,6,9]	1.13	[7]	1.12		(0.16)	245	104
12-31-2006	10.17	(0.08)[2]		1.45	1.37	—	—	—	—	11.54	13.47	[6,10]	1.15	[7]	1.14		(0.70)	241	162
12-31-2005[13]	8.87	(0.08)[2]		1.60	1.52	—	(0.22)	—	(0.22)	10.17	17.34	[4]	1.13		1.13		(0.84)	253	140
12-31-2004[12]	8.10	—	[14]	0.77	0.77	—	—	—	—	8.87	9.45	[6]	1.35	[7]	1.14		(0.71)	228	160
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Excludes merger activity. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per Share from Affiliate for the year ended 12-31-2007						Total Return Excluding Payment from Affiliate for the year ended 12-31-2007
Small Cap Growth Series I							—[14]						13.99%
Small Cap Growth Series II							—[14]						13.77%
Small Cap Growth Series NAV							—[14]						13.98%
10. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 11. Series I and Series II shares began operations on 4-29-05. 12. Audited by previous Independent Registered Public Accounting Firm. 13. Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth. 14. Less than $0.01 per share.

Small Cap Opportunities Trust
SERIES I
06-30-2009[1]	11.28	—	[2,3]	0.87	0.87	—	—	—	—	12.15	7.71	[4,5,6]	1.40	[7]	1.33	[7]	(0.04)[7]	32	40
12-31-2008	20.65	0.17	[2]	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28	(42.13)[4,6]		1.11	[8]	1.11		1.03	33	107
12-31-2007	24.40	0.30	[2]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[4,6,9]		1.08	[8]	1.08		1.23	73	41
12-31-2006	22.82	0.29	[2]	2.09	2.38	(0.17)	(0.63)	—	(0.80)	24.40	10.45	[4,6]	1.07	[8]	1.07		1.23	110	36
12-31-2005	21.62	0.17	[2]	1.45	1.62	—	(0.42)	—	(0.42)	22.82	7.77	[4]	1.12		1.12		0.76	124	113
12-31-2004	17.50	0.16	[2]	4.28	4.44	(0.02)	(0.30)	—	(0.32)	21.62	25.78	[4]	1.13		1.13		0.88	95	40
SERIES II
06-30-2009[1]	11.25	(0.01)[2]		0.86	0.85	—	—	—	—	12.10	7.56	[4,5,6]	1.61	[7]	1.53	[7]	(0.25)[7]	27	40
12-31-2008	20.57	0.14	[2]	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25	(42.25)[4,6]		1.31	[8]	1.31		0.83	26	107
12-31-2007	24.26	0.25	[2]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[4,6,9]		1.28	[8]	1.28		1.05	54	41
12-31-2006	22.71	0.24	[2]	2.07	2.31	(0.13)	(0.63)	—	(0.76)	24.26	10.19	[4,6]	1.27	[8]	1.27		1.03	76	36
12-31-2005	21.55	0.11	[2]	1.47	1.58	—	(0.42)	—	(0.42)	22.71	7.61	[4]	1.32		1.32		0.49	83	113
12-31-2004	17.48	0.15	[2]	4.24	4.39	(0.02)	(0.30)	—	(0.32)	21.55	25.48	[4]	1.33		1.33		0.81	127	40
SERIES NAV
06-30-2009[1]	11.20	—	[2,3]	0.87	0.87	—	—	—	—	12.07	7.77	[4,5,6]	1.31	[7]	1.23	[7]	0.05 [7]	58	40
12-31-2008	20.53	0.17	[2]	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20	(42.13)[4,6]		1.06	[8]	1.06		1.04	86	107
12-31-2007	24.28	0.32	[2]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[4,6,9]		1.03	[8]	1.03		1.34	243	41
12-31-2006	22.72	0.32	[2]	2.05	2.37	(0.18)	(0.63)	—	(0.81)	24.28	10.47	[4,6]	1.02	[8]	1.02		1.39	272	36
12-31-2005[10]	21.40	0.18	[2]	1.67	1.85	(0.11)	(0.42)	—	(0.53)	22.72	8.98	[4,5]	1.06	[7]	1.06	[7]	1.00 [7]	183	113
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Less than $0.01 per share. 4. Assumes dividend reinvestment. 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Annualized. 8. Does not take into consideration expense reductions during the periods shown. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per Share from Affiliate for the year ended 12-31-2007						Total Return Excluding Payment from Affiliate for the year ended 12-31-2007
Small Cap Opportunities Series I							$0.01						–7.70%
Small Cap Opportunities Series II							0.02						–7.89%
Small Cap Opportunities Series NAV							0.01						–7.65%

10. Series NAV shares began operation on 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Value Trust
SERIES I
06-30-2009[1]	11.76	0.06	[2]	0.06	0.12	(0.02)	—	—	(0.02)	11.86	1.06	[3,4]	1.19	[5]	1.19	[5]	1.03	[5]	102	20
12-31-2008	16.20	0.16	[2]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)[3,6]		1.17	[7]	1.17		1.08		96	42
12-31-2007	20.58	0.18	[2]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[3,6]		1.16	[7]	1.16		0.92		117	46	[8]
12-31-2006	20.94	0.17	[2]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[3,6,9]	1.19	[7]	1.19		0.88		74	49
12-31-2005[10]	18.45	0.04	[2]	2.68	2.72	—	(0.23)	—	(0.23)	20.94	14.78	[3,4]	1.18	[5]	1.18	[5]	0.27	[5]	1	68
SERIES II
06-30-2009[1]	11.73	0.04	[2]	0.08	0.12	(0.02)	—	—	(0.02)	11.83	1.03	[3,4]	1.39	[5]	1.39	[5]	0.76	[5]	37	20
12-31-2008	16.16	0.13	[2]	(4.36)	(4.23)	(0.15)	(0.05)	—	(0.20)	11.73	(26.31)[3,6]		1.37	[7]	1.37		0.87		48	42
12-31-2007	20.50	0.12	[2]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[3,6]		1.36	[7]	1.36		0.63		69	46	[8]
12-31-2006	20.90	0.09	[2]	3.39	3.48	—	(3.88)	—	(3.88)	20.50	19.03	[3,6,9]	1.37	[7]	1.37		0.48		69	49
12-31-2005[10]	18.45	—	[2,11]	2.68	2.68	—	(0.23)	—	(0.23)	20.90	14.56	[3,4]	1.38	[5]	1.38	[5]	0.01	[5]	34	68
SERIES NAV
06-30-2009[1]	11.73	0.06		0.07	0.13	(0.02)	—	—	(0.02)	11.84	1.15	[3,4]	1.14	[5]	1.14	[5]	1.08	[5]	234	20
12-31-2008	16.18	0.16	[2]	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73	(26.12)[3,6]		1.12	[7]	1.12		1.10		134	42
12-31-2007	20.57	0.17	[2]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[3,6]		1.11	[7]	1.11		0.87		237	46	[8]
12-31-2006	20.94	0.13	[2]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[3,6,9]	1.11	[7]	1.11		0.67		278	49
12-31-2005[12]	19.42	0.05	[2]	1.73	1.78	(0.03)	(0.23)	—	(0.26)	20.94	9.21	[3]	1.10		1.10		0.25		265	68
12-31-2004[13]	16.56	0.19		3.99	4.18	—	(1.16)	(0.16)	(1.32)	19.42	25.45	[3,6]	1.06	[7]	1.05		1.11		247	33
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Excludes merger activity. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Series I and Series II shares began operations on 4-29-05. 11. Less than $0.01 per share. 12. Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value Trust. Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust. 13. Audited by previous Independent Registered Public Accounting Firm.

Small Company Growth Trust
SERIES NAV
06-30-2009[1]	9.54	(0.02)[4]		0.94	0.92	—	—	—	—	10.46	9.64	[2]	1.15	[3]	1.15	[3]	(0.35)[3]		78	35
12-31-2008	15.81	(0.05)[4]		(5.97)	(6.02)	—	(0.25)	—	(0.25)	9.54	(38.57)[5,6]		1.13	[7]	1.13		(0.41)		138	40
12-31-2007	15.11	(0.09)[4]		1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[5,6]	1.08	[7]	1.08		(0.57)		268	37
12-31-2006	13.29	(0.10)[4]		1.94	1.84	—	(0.02)	—	(0.02)	15.11	13.83	[5,6]	1.11	[7]	1.11		(0.68)		106	49
12-31-2005[8]	12.50	(0.02)[4]		0.81	0.79	—	—	—	—	13.29	6.32	[2]	1.13	[3]	1.13	[3]	(0.76)[3]		58	7	[2]
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Series NAV shares began operations on 10-24-05.

Small Company Value Trust
SERIES I
06-30-2009[1]	12.97	0.05	[2]	0.12	0.17	(0.04)	(1.73)	—	(1.77)	11.37	1.71	[3,4,5]	1.16	[6]	1.11	[6]	0.87	[6]	96	17	[11]
12-31-2008	18.24	0.08	[2]	(4.92)	(4.84)	(0.13)	(0.30)	—	(0.43)	12.97	(27.05)[3,5]		1.13	[7]	1.08		0.48		108	30
12-31-2007	21.89	0.05	[2]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[3,5,8]		1.11	[7]	1.06		0.23		200	18
12-31-2006	22.21	0.04	[2]	3.27	3.31	(0.02)	(3.61)	—	(3.63)	21.89	15.42	[3,5]	1.12	[7]	1.08		0.19		275	16
12-31-2005	21.18	0.03	[2]	1.40	1.43	(0.06)	(0.34)	—	(0.40)	22.21	6.93	[3,5]	1.12	[7]	1.10		0.13		291	12
12-31-2004	17.14	0.09	[2]	4.20	4.29	(0.03)	(0.22)	—	(0.25)	21.18	25.31	[3]	1.10		1.10		0.50		521	9
SERIES II
06-30-2009[1]	12.88	0.04	[2]	0.12	0.16	(0.03)	(1.73)	—	(1.76)	11.28	1.69	[3,4,5]	1.36	[6]	1.31	[6]	0.67	[6]	77	17	[11]
12-31-2008	18.11	0.05	[2]	(4.90)	(4.85)	(0.08)	(0.30)	—	(0.38)	12.88	(27.26)[3,5]		1.33	[7]	1.28		0.28		82	30
12-31-2007	21.76	0.01	[2]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[3,5,8]		1.31	[7]	1.26		0.03		145	18
12-31-2006	22.13	—	[2,9]	3.24	3.24	—	(3.61)	—	(3.61)	21.76	15.16	[3,5]	1.32	[7]	1.28		(0.01)		195	16
12-31-2005	21.10	(0.01)[2]		1.39	1.38	(0.01)	(0.34)	—	(0.35)	22.13	6.73	[3,5]	1.32	[7]	1.30		(0.03)		199	12
12-31-2004	17.10	0.06	[2]	4.18	4.24	(0.02)	(0.22)	—	(0.24)	21.10	25.06	[3]	1.30		1.30		0.32		278	9

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust (continued)
SERIES NAV
06-30-2009[1]	12.94	0.05	[2]	0.12	0.17	(0.04)	(1.73)	—	(1.77)	11.34	1.72	[3,4,5]	1.11	[6]	1.06	[6]	0.91	[6]	164	17	[11]
12-31-2008	18.21	0.09	[2]	(4.92)	(4.83)	(0.14)	(0.30)	—	(0.44)	12.94	(27.04)[3,5]		1.08	[7]	1.03		0.58		283	30
12-31-2007	21.86	0.07	[2]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[3,5,8]		1.06	[7]	1.01		0.35		294	18
12-31-2006	22.18	0.06	[2]	3.26	3.32	(0.03)	(3.61)	—	(3.64)	21.86	15.50	[3,5]	1.06	[7]	1.03		0.26		234	16
12-31-2005[10]	21.03	0.06	[2]	1.52	1.58	(0.09)	(0.34)	—	(0.43)	22.18	7.72	[3,4,5]	1.06	[6,7]	1.04	[6]	0.33	[6]	148	12
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per Share from Affiliate for the year ended 12-31-2007						Total Return Excluding Payment from Affiliate for the year ended 12-31-2007
Small Company Value Series I							—[9]						–1.20%
Small Company Value Series II							—[9]						–1.35%
Small Company Value Series NAV							—[9]						–1.14%

9. Less than $0.01 per share. 10. Series NAV shares began operations on 2-28-05. 11. Excludes merger activity.

Smaller Company Growth Trust
SERIES NAV
06-30-2009[1]	10.61	(0.04)[5]		1.45	1.41	—	—	—	—	12.02	13.29	[2,6]	1.55	[3,7]	1.43	[3]	(0.74)[3]		98	54
12-31-2008[4]	12.50	(0.01)[5]		(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[2,6]		1.30	[3,7]	1.18	[3]	(0.30)[3]		93	16
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Series NAV shares began operations on 10-7-08. 5. Based on the average of the shares outstanding. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown.

U.S. Multi Sector Trust
SERIES NAV
06-30-2009[1]	9.45	0.08	[4]	(0.01)	0.07	(0.03)	—	—	(0.03)	9.49	0.78	[2,5]	0.83	[3]	0.83	[3]	1.90	[3]	769	15
12-31-2008	13.38	0.16	[4]	(3.81)	(3.65)	(0.28)	—	—	(0.28)	9.45	(27.30)[5,6]		0.81	[7]	0.80		1.34		507	77
12-31-2007	14.00	0.18	[4]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[5,6]	0.80	[7]	0.79		1.24		1,702	65
12-31-2006	13.05	0.14	[4]	0.86	1.00	(0.02)	(0.03)	—	(0.05)	14.00	7.63	[5,6]	0.81	[7]	0.81		1.06		1,408	61
12-31-2005[8]	12.50	0.02	[4]	0.53	0.55	—	—	—	—	13.05	4.40	[2]	0.77	[3]	0.77	[3]	0.84	[3]	855	5
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Series NAV shares began operations on 10-24-05.

Utilities Trust
SERIES I
06-30-2009[1]	8.16	0.29	[2]	0.61	0.90	(0.12)	—	—	(0.12)	8.94	11.17	[3,4]	1.02	[5]	1.02	[5]	7.23	[5]	96	45
12-31-2008	14.34	0.30	[2]	(5.67)	(5.37)	(0.35)	(0.46)	—	(0.81)	8.16	(38.64)[3,6]		1.02	[7]	1.02		2.49		94	68
12-31-2007	14.66	0.32	[2]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[3,8]	1.02		1.01		2.07		188	92
12-31-2006	13.18	0.29	[2]	3.25	3.54	(0.33)	(1.73)	—	(2.06)	14.66	31.00	[3,6]	1.00	[7]	1.00		2.24		134	98
12-31-2005	12.08	0.20	[2]	1.72	1.92	(0.06)	(0.76)	—	(0.82)	13.18	16.82	[3]	1.09		1.09		1.62		89	100
12-31-2004	9.43	0.19	[2]	2.56	2.75	(0.10)	—	—	(0.10)	12.08	29.42	[3]	1.15		1.15		1.87		60	106
SERIES II
06-30-2009[1]	8.11	0.28	[2]	0.59	0.87	(0.11)	—	—	(0.11)	8.87	10.96	[3,4]	1.22	[5]	1.22	[5]	7.01	[5]	29	45
12-31-2008	14.23	0.27	[2]	(5.61)	(5.34)	(0.32)	(0.46)	—	(0.78)	8.11	(38.73)[3,6]		1.22	[7]	1.22		2.23		30	68
12-31-2007	14.56	0.29	[2]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[3,8]	1.22		1.21		1.86		74	92
12-31-2006	13.10	0.27	[2]	3.23	3.50	(0.31)	(1.73)	—	(2.04)	14.56	30.77	[3,6]	1.20	[7]	1.20		2.08		66	98
12-31-2005	12.02	0.18	[2]	1.70	1.88	(0.04)	(0.76)	—	(0.80)	13.10	16.56	[3]	1.29		1.29		1.43		54	100
12-31-2004	9.39	0.17	[2]	2.55	2.72	(0.09)	—	—	(0.09)	12.02	29.23	[3]	1.35		1.35		1.68		38	106

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Utilities Trust (continued)
SERIES NAV
06-30-2009[1]	8.16	0.29	[2]	0.60	0.89	(0.12)	—	—	(0.12)	8.93	11.06	[3,4]	0.97	[5]	0.97	[5]	7.39	[5]	15	45
12-31-2008	14.32	0.31	[2]	(5.66)	(5.35)	(0.35)	(0.46)	—	(0.81)	8.16	(38.50)[3,6]		0.97	[7]	0.97		2.62		15	68
12-31-2007	14.65	0.32	[2]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[3,8]	0.97		0.96		2.04		25	92
12-31-2006	13.17	0.30	[2]	3.25	3.55	(0.34)	(1.73)	—	(2.07)	14.65	31.07	[3,6]	0.95	[7]	0.95		2.29		7	98
12-31-2005[9]	11.34	0.13	[2]	1.70	1.83	—	—	—	—	13.17	16.14	[4]	1.04	[5]	1.04	[5]	1.34	[5]	3	100
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Utilities Series I							$0.01						27.31%
Utilities Series II							—[10]						27.10%
Utilities Series NAV							—[10]						27.43%

9. Series NAV shares began operations on 4-29-05. 10. Less than $0.01 per share.

Value Trust
SERIES I
06-30-2009[1]	9.84	0.07	[2]	0.87	0.94	(0.05)	—	—	(0.05)	10.73	9.55	[4,5]	0.87	[6]	0.87	[6]	1.54	[6]	149	34
12-31-2008	17.36	0.16	[2]	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)[4,7]		0.85	[8]	0.85		1.09		133	50
12-31-2007	22.72	0.18	[2]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[4,7,9]	0.83	[8]	0.83		0.80		273	73
12-31-2006	21.89	0.18	[2]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[4,7]	0.83	[8]	0.83		0.83		290	65
12-31-2005	19.57	0.08	[2]	2.36	2.44	(0.12)	—	—	(0.12)	21.89	12.56	[4]	0.86		0.86		0.39		263	67
12-31-2004	17.09	0.10	[2]	2.48	2.58	(0.10)	—	—	(0.10)	19.57	15.18	[4]	0.85		0.85		0.58		307	80
SERIES II
06-30-2009[1]	9.82	0.06	[2]	0.85	0.91	(0.04)	—	—	(0.04)	10.69	9.33	[4,5]	1.07	[6]	1.07	[6]	1.35	[6]	26	34
12-31-2008	17.29	0.13	[2]	(7.05)	(6.92)	(0.12)	(0.43)	—	(0.55)	9.82	(40.96)[4,7]		1.05	[8]	1.05		0.88		27	50
12-31-2007	22.62	0.13	[2]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[4,7,9]	1.03	[8]	1.03		0.60		56	73
12-31-2006	21.81	0.13	[2]	3.94	4.07	(0.05)	(3.21)	—	(3.26)	22.62	20.80	[4,7]	1.03	[8]	1.03		0.64		59	65
12-31-2005	19.50	0.04	[2]	2.36	2.40	(0.09)	—	—	(0.09)	21.81	12.35	[4]	1.06		1.06		0.20		46	67
12-31-2004	17.04	0.07	[2]	2.48	2.55	(0.09)	—	—	(0.09)	19.50	15.04	[4]	1.05		1.05		0.40		49	80
SERIES NAV
06-30-2009[1]	9.83	0.08	[2]	0.86	0.94	(0.05)	—	—	(0.05)	10.72	9.57	[4,5]	0.82	[6]	0.82	[6]	1.59	[6]	10	34
12-31-2008	17.35	0.17	[2]	(7.09)	(6.92)	(0.17)	(0.43)	—	(0.60)	9.83	(40.84)[4,7]		0.80	[8]	0.80		1.20		9	50
12-31-2007	22.72	0.19	[2]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[4,7,9]	0.78	[8]	0.78		0.86		11	73
12-31-2006	21.90	0.19	[2]	3.94	4.13	(0.10)	(3.21)	—	(3.31)	22.72	21.03	[4,7]	0.78	[8]	0.78		0.90		4	65
12-31-2005[3]	18.90	0.11	[2]	2.89	3.00	—	—	—	—	21.90	15.87	[5]	0.82	[6]	0.82	[6]	0.77	[6]	1	67
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Series NAV shares began operations on 4-29-05. 4. Assumes dividend reinvestment. 5. Not annualized. 6. Annualized. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

Portfolio							Impact on NAV per share from Payment from Affiliate for the Year Ended 12-31-2007						Total Return Excluding Payment from Affiliate for the Year Ended 12-31-2007
Value Series I							$0.03						8.03%
Value Series II							0.03						7.82%
Value Series NAV							0.02						8.14%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Value & Restructuring Trust
SERIES NAV
06-30-2009[1]	8.42	0.08	[2]	0.89	0.97	(0.06)	—	—	(0.06)	9.33	11.54	[3,4]	0.89	[5]	0.89	[5]	1.83 [5]	244	29
12-31-2008	16.13	0.19	[2]	(7.74)	(7.55)	(0.16)	—	—	(0.16)	8.42	(46.81)[4,6]		0.87	[7]	0.87		1.43	284	23
12-31-2007	15.14	0.23	[2,8]	1.36	1.59	(0.32)	(0.28)	—	(0.60)	16.13	10.56	[4,6]	0.86	[7]	0.85		1.40	444	22
12-31-2006	13.31	0.17	[2]	1.74	1.91	(0.04)	(0.04)	—	(0.08)	15.14	14.43	[4,6]	0.89	[7]	0.89		1.21	337	14
12-31-2005[9]	12.50	0.04	[2]	0.77	0.81	—	—	—	—	13.31	6.48	[3]	0.91	[5]	0.91	[5]	1.80 [5]	153	4
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts:

Portfolio							Series			Per share				Percentage of average net assets
Value & Restructuring							NAV			$0.07				0.42%

9. Series NAV shares began operations on 10-24-05.

Vista Trust
SERIES NAV
06-30-2009[1]	8.83	(0.01)[5]		0.16	0.15	—	(0.31)	—	(0.31)	8.67	1.70	[2,6]	1.01	[3]	1.01	[3]	(0.24)[3]	104	119
12-31-2008	17.81	(0.07)[5]		(8.44)	(8.51)	—	(0.47)	—	(0.47)	8.83	(48.88)[6,7]		1.03	[8]	1.02		(0.50)	46	205
12-31-2007	14.26	(0.08)[5]		5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.44	[6,7]	0.96	[8]	0.96		(0.49)	158	121
12-31-2006	13.12	(0.04)[5]		1.18	1.14	—	—	—	—	14.26	8.69	[7]	1.02	[8]	1.02		(0.30)	120	219
12-31-2005[4]	12.50	(0.01)[5]		0.63	0.62	—	—	—	—	13.12	4.96	[2]	1.00	[3]	1.00	[3]	(0.30)[3]	69	32
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Series NAV shares began operations on 10-24-05. 5. Based on the average of the shares outstanding. 6. Assumes dividend reinvestment. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the Trust or JHT) is a no-load, open-end investment management company organized as a Massachusetts business trust. It is a series company, which means it has several Portfolios (the Portfolios), each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and four separate investment Portfolios, sixty-nine of which are presented in this report.

Each of the Portfolios, with the exception of Financial Services Trust, Global Bond Trust, Global Real Estate Trust, Growth Opportunities Trust, Growth Trust, Health Sciences Trust, Intrinsic Value Trust, Natural Resources Trust, Real Estate Securities Trust, Real Return Bond Trust, Utilities Trust and U.S. Multi Sector Trust, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International and American New World (the JHT Feeder Funds), American Diversified Growth and Income, American Fundamental Holding, American Global Diversification and Franklin Templeton Founding Allocation operate as a “Fund of Funds”, investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. These funds are not covered by this report.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (John Hancock New York). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (JHVLICO) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (JHLICO). Series NAV shares are also offered to Lifestyle Trust and the Franklin Templeton Founding Allocation Trust. The Lifestyle Portfolios are offered by John Hancock Trust and operate as a “fund of funds”, investing in Series NAV shares of the underlying funds of the Trust and in other permitted investments. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (JHD or the Distributor), an affiliate of the Adviser, serves as principal underwriter to the Trust and to the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Portfolios described in this report offer four classes of shares as follows:

Series I and II:
Core Allocation Trust	Core Balanced Trust

Series II:
Core Disciplined Diversification Trust

Series I, II, III and NAV:
American Diversified Growth and Income Trust

Series I, II and III:
American Asset Allocation Trust	American Blue Chip Income and Growth Trust	American Bond Trust	American Fundamental Holdings Trust
American Global Diversification Trust	American Growth Trust	American Growth-Income Trust	American International Trust
American New World Trust

Series II and III:
American Global Growth Trust	American Global Small Cap Trust	American High-Income Bond Trust
Core Fundamental Holdings Trust	Core Global Diversification Trust

Series I and NAV:
Alpha Opportunities Trust	Balanced Trust	Emerging Markets Value Trust	Global Real Estate Trust
Mutual Shares Trust

Series I, II and NAV:
All Cap Core Trust	All Cap Growth Trust	All Cap Value Trust	Blue Chip Growth Trust
Capital Appreciation Trust	Capital Appreciation Value Trust	Core Allocation Plus Trust	Disciplined Diversification Trust
Emerging Small Company Trust	Equity-Income Trust	Financial Services Trust	Franklin Templeton Founding Allocation Trust
Fundamental Value Trust	Global Trust	Global Allocation Trust	Health Sciences Trust
International Core Trust	International Opportunities Trust	International Small Cap Trust	International Value Trust
Large Cap Trust	Large Cap Value Trust	Mid Cap Intersection Trust	Mid Cap Stock Trust
Mid Value Trust	Natural Resources Trust	Optimized All Cap Trust	Optimized Value Trust
Pacific Rim Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust
Small Cap Opportunities Trust	Small Cap Value Trust	Small Company Value Trust	Utilities Trust
Value Trust

Series II and NAV:
Overseas Equity Trust

ORGANIZATION OF THE TRUST, CONTINUED

Series NAV:
Growth Equity Trust	International Small Company Trust	Mid Cap Value Equity Trust	Small Company Growth Trust
Smaller Company Growth Trust	U.S. Multi Sector Trust	Value & Restructuring Trust	Vista Trust

Series I, Series II, Series III and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. At June 30, 2009, John Hancock USA owned shares of beneficial interest for the following Portfolios:

PORTFOLIO	SHARES AS OF 6/30/09	% BY SERIES	% BY FUND
Alpha Opportunities Trust Series I	1,989	100%	0	%*
American Diversified Growth & Income Trust Series I	8,232	64%	9%
American Diversified Growth & Income Trust Series II	57,558	100%	66%
American Diversified Growth & Income Trust Series III	8,255	100%	9%
American Diversified Growth & Income Trust Series NAV	8,271	100%	10%
American Global Diversification Trust Series I	8,980	23%	0	%*
American Global Diversification Trust Series III	9,028	100%	0	%*
Balanced Trust Series I	2,000	87%	0	%*
Balanced Trust Series NAV	398,000	40%	40%
Capital Appreciation Value Trust Series I	40,350	0%*	0	%*
Capital Appreciation Value Trust Series NAV	40,365	0%*	0	%*
Core Allocation Plus Trust Series I	805,927	29%	4%
Core Allocation Plus Trust Series NAV	403,213	39%	2%
Disciplined Diversification Trust Series I	81,042	95%	0	%*
Mid Cap Intersection Trust Series I	8,101	68%	0	%*

*	Less than 1%

New Portfolios  Balanced Trust commenced operations on April 30, 2009. Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust and Core Global Diversification Trust commenced operations on May 1, 2009.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are readily available are valued at fair value as determined in good faith by the Portfolios’ Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements  The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

•	Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

•	Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

•	Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Totals
All Cap Core Trust
Basic Materials	$15,644,546	—	—	$15,644,546
Communications	33,582,696	—	—	33,582,696
Consumer, Cyclical	20,379,880	—	—	20,379,880
Consumer, Non-cyclical	66,366,995	—	—	66,366,995
Energy	29,211,695	—	—	29,211,695
Financials	36,271,836	—	—	36,271,836
Industrials	37,580,260	—	—	37,580,260
Technology	26,338,043	—	—	26,338,043
Utilities	11,283,551	—	—	11,283,551
Short Term Investments	16,224,368	$22,072,441	—	38,296,809
Total Investments in Securities	$292,883,870	$22,072,441	—	$314,956,311

Other Financial Instruments	($615,495)	—	—	($615,495)
Totals	$292,268,375	$22,072,441	—	$314,340,816

All Cap Growth Trust
Basic Materials	$1,631,002	$378,250	—	$2,009,252
Communications	9,233,772	2,555,325	—	11,789,097
Consumer, Cyclical	7,854,760	—	—	7,854,760
Consumer, Non- Cyclical	35,735,264	806,569	—	36,541,833
Energy	4,987,904	—	—	4,987,904
Financials	6,387,152	—	—	6,387,152
Industrials	12,116,252	—	—	12,116,252
Technology	15,237,946	—	—	15,237,946
Short Term Investments	1,031,053	2,184,000	—	3,215,053
Total Investments in Securities	$94,215,105	$5,924,144	—	$100,139,249

All Cap Value Trust
Basic Materials	$3,682,853	—	—	$3,682,853
Communications	2,167,165	—	—	2,167,165
Consumer, Cyclical	12,187,861	—	—	12,187,861
Consumer, Non-cyclical	12,838,658	—	—	12,838,658
Energy	10,158,730	—	—	10,158,730
Financials	14,527,402	—	—	14,527,402
Industrials	15,547,711	—	—	15,547,711
Technology	2,285,558	—	—	2,285,558
Short Term Investments	5,362,315	$517,000	—	5,879,315
Total Investments in Securities	$78,758,253	$517,000	—	$79,275,253

Alpha Opportunities Trust
Basic Materials	$24,976,738	$1,128,438	—	$26,105,176
Communications	45,358,703	1,990,478	—	47,349,181
Consumer, Cyclical	50,136,691	3,572,175	—	53,708,866
Consumer, Non- Cyclical	93,710,368	3,646,879	—	97,357,247
Diversified	—	669,636	—	669,636
Energy	57,230,420	5,493,730	—	62,724,150
Financials	64,934,449	8,530,214	—	73,464,663
Industrials	46,482,207	3,814,923	—	50,297,130
Investment Companies	8,207,342	—	—	8,207,342
Technology	55,681,455	891,375	—	56,572,830
Utilities	3,596,389	—	—	3,596,389
Short Term Investments	29,280,432	24,200,000	—	53,480,432
Total Investments in Securities	$479,595,194	$53,937,848	—	$533,533,042

American Asset Allocation Trust
Investment Companies	$1,473,202,042	—	—	$1,473,202,042

American Blue Chip Income & Growth Trust
Investment Companies	$150,210,087	—	—	$150,210,087

American Bond Trust
Investment Companies	$795,997,024	—	—	$795,997,024

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
American Diversified Growth & Income Trust
Investment Companies	$827,276	—	—	$827,276

American Fundamental Holdings Trust
Investment Companies	$983,678,865	—	—	$983,678,865

American Global Diversification Trust
Investment Companies	$736,766,246	—	—	$736,766,246

American Global Growth Trust
Investment Companies	$164,357,554	—	—	$164,357,554

American Global Small Capitalization Trust
Investment Companies	$79,779,369	—	—	$79,779,369

American Growth Trust
Investment Companies	$1,119,992,393	—	—	$1,119,992,393

American Growth-Income Trust
Investment Companies	$1,110,178,908	—	—	$1,110,178,908

American High Income Trust
Investment Companies	$48,531,710	—	—	$48,531,710

American International Trust
Investment Companies	$744,788,216	—	—	$744,788,216

American New World Trust
Investment Companies	$55,353,315	—	—	$55,353,315

Balanced Trust
Equity Securities
Basic Materials	$259,708	—	—	$259,708
Communications	908,591	$43,178	—	951,769
Consumer, Cyclical	547,156	—	—	547,156
Consumer, Non-cyclical	931,031	17,308	—	948,339
Energy	751,795	—	—	751,795
Financials	1,110,350	11,378	—	1,121,728
Industrials	557,127	—	—	557,127
Technology	623,994	—	—	623,994
Utilities	161,348	—	—	161,348
Fixed Income Securities
Collateralized Mortgage Obligations	—	102,674	—	102,674
Convertible Bonds	—	16,900	—	16,900
Corporate Bonds	—	775,035	—	775,035
Municipal Bonds	—	39,912	—	39,912
U.S. Government Agency Obligations	—	1,982,541	—	1,982,541
U.S. Treasury Obligations	—	1,627,918	—	1,627,918
Short Term Investments	—	2,615,987	—	2,615,987
Total Investments in Securities	$5,851,100	$7,232,831	—	$13,083,931

Other Financial Instruments	($60,690)	—	—	($60,690)
Totals	$5,790,410	$7,232,831	—	$13,023,241

Blue Chip Growth Trust
Basic Materials	$35,813,637	—	—	$35,813,637
Communications	273,764,531	$12,120,085	—	285,884,616
Consumer, Cyclical	119,068,825	1,293,459	—	120,362,284
Consumer, Non-cyclical	254,338,527	1,413,818	—	255,752,345
Energy	102,270,411	—	—	102,270,411
Financials	231,078,291	488,451	—	231,566,742
Industrials	82,236,304	—	—	82,236,304
Technology	209,631,478	—	—	209,631,478
Utilities	8,665,448	—	—	8,665,448
Short Term Investments	15,669,112	3,944,793	—	19,613,905
Total Investments in Securities	$1,332,536,564	$19,260,606	—	$1,351,797,170

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Capital Appreciation Trust
Basic Materials	$13,515,011	—	—	$13,515,011
Communications	135,361,339	—	—	135,361,339
Consumer, Cyclical	87,506,424	—	—	87,506,424
Consumer, Non-cyclical	236,297,794	—	—	236,297,794
Energy	88,975,040	—	—	88,975,040
Financials	62,218,127	—	—	62,218,127
Industrials	11,855,550	—	—	11,855,550
Technology	167,007,387	—	—	167,007,387
Short Term Investments	28,414,659	$1,862,000	—	30,276,659
Total Investments in Securities	$831,151,331	$1,862,000	—	$833,013,331

Capital Appreciation Value Trust
Basic Materials	$994,210	$3,677,197	—	$4,671,407
Communications	15,683,393	15,957,344	—	31,640,737
Consumer, Cyclical	9,917,976	7,597,305	—	17,515,281
Consumer, Non-cyclical	54,195,948	12,078,159	—	66,274,107
Energy	28,090,610	10,553,259	—	38,643,869
Financials	25,468,357	6,850,739	—	32,319,096
Government	—	468,264	—	468,264
Industrials	25,672,564	2,209,169	—	27,881,733
Other Securities	33,810	6,925,091	—	6,958,901
Technology	8,675,201	5,015,589	—	13,690,790
Utilities	19,254,814	2,647,355	—	21,902,169
Short Term Investments	2,499,646	33,272,871	—	35,772,517
Total Investments in Securities	$190,486,529	$107,252,342	—	$297,738,871

Other Financial Instruments	($316,487)	—	—	($316,487)
Totals	$190,170,042	$107,252,342	—	$297,422,384

Core Allocation Trust
Investment Companies	$8,153,620	—	—	$8,153,620

Core Allocation Plus Trust
Equity Securities
Basic Materials	$7,889,208	$459,907	—	$8,349,115
Communications	16,506,358	2,576,109	—	19,082,467
Consumer, Cyclical	4,895,562	2,070,503	—	6,966,065
Consumer, Non-cyclical	16,326,684	2,524,632	—	18,851,316
Diversified	—	242,043	—	242,043
Energy	9,878,155	579,156	—	10,457,311
Financials	9,291,393	3,571,261	—	12,862,654
Industrials	6,750,179	2,226,611	$189,278	9,166,068
Technology	11,957,575	1,216,265	—	13,173,840
Utilities	2,002,366	298,589	—	2,300,955
Fixed Income Securities
Asset Backed Securities	—	220,990	—	220,990
Collateralized Mortgage Obligations	—	3,858,206	—	3,858,206
Corporate Bonds	—	17,745,624	—	17,745,624
Foreign Government Obligations	—	469,154	—	469,154
Investment Companies	45,960	—	—	45,960
Municipal Bonds	—	262,001	—	262,001
U.S. Government Agency Obligations	—	4,286,478	—	4,286,478
U.S. Treasury Obligation	—	10,943,388	—	10,943,388
Short Term Investments	3,923,030	40,645,000	—	44,568,030
Total Investments in Securities	$89,466,470	$94,195,917	$189,278	$183,851,665

Other Financial Instruments	($713,715)	$(17,999)	—	($731,714)
Totals	$88,752,755	$94,177,918	$189,278	$183,119,951

Core Balanced Trust
Investment Companies	$12,754,405	—	—	$12,754,405

Core Disciplined Diversification Trust
Investment Companies	$15,127,952	—	—	$15,127,952

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Core Fundamental Holdings Trust
Investment Companies	$26,242,351	—	—	$26,242,351

Core Global Diversification Trust
Investment Companies	$19,548,414	—	—	$19,548,414

Disciplined Diversification Trust
Equity Securities
Basic Materials	$6,828,163	$4,384,254	—	$11,212,417
Communications	12,224,926	3,123,852	—	15,348,778
Consumer, Cyclical	12,442,012	6,135,149	—	18,577,161
Consumer, Non-cyclical	23,087,742	7,724,196	—	30,811,938
Diversified	159,901	727,963	—	887,864
Energy	13,742,806	2,494,807	—	16,237,613
Financials	17,406,766	12,766,952	—	30,173,718
Industrials	12,175,828	9,237,239	—	21,413,067
Technology	13,445,462	2,152,301	—	15,597,763
Utilities	3,351,383	2,608,977	—	5,960,360
Fixed Income Securities
Corporate Bonds	—	25,969,257	—	25,969,257
Foreign Government Obligations	—	3,476,631	—	3,476,631
Preferred Stocks	325,498	39,777	—	365,275
Rights	6,930	1,109	—	8,039
Supranational Obligations	—	1,762,634	—	1,762,634
U.S. Government Agency Obligations	—	12,007,305	—	12,007,305
U.S. Treasury Obligations	—	27,629,253	—	27,629,253
Warrants	631	—	—	631
Short Term Investments	5,460,853	—	—	5,460,853
Total Investments in Securities	$120,658,901	$122,241,656	—	$242,900,557

Emerging Markets Value Trust
India	$29,137,066	$79,858,706	$33,566	$109,029,338
South Africa	14,234,268	88,260,469	—	102,494,737
Taiwan	8,519,368	90,532,349	—	99,051,717
South Korea	22,875,788	74,602,615	—	97,478,403
Brazil	84,771,256	799	—	84,772,055
Hong Kong	968,015	79,713,899	—	80,681,914
Mexico	57,815,626	—	—	57,815,626
Malaysia	9,166	33,187,256	—	33,196,422
China	1,200,150	28,460,256	—	29,660,406
Israel	159,669	27,128,998	—	27,288,667
Other Securities	30,067,894	92,572,449	—	122,640,343
Short Term Investment	35,606,197	—	—	35,606,197
Total Investments in Securities	$285,364,463	$594,317,796	$33,566	$879,715,825

Emerging Small Company Trust
Basic Materials	$2,966,866	—	—	$2,966,866
Communications	8,374,514	$337,516	—	8,712,030
Consumer, Cyclical	17,306,832	1,082,010	—	18,388,842
Consumer, Non-cyclical	27,571,909	—	—	27,571,909
Energy	4,188,534	646,244	—	4,834,778
Financials	9,751,091	—	—	9,751,091
Industrials	12,622,423	911,477	—	13,533,900
Technology	18,167,107	347,560	—	18,514,667
Short Term Investments	15,396,939	902,000	—	16,298,939
Total Investments in Securities	$116,346,215	$4,226,807	—	$120,573,022

Equity Income Trust
Basic Materials	$94,248,811	—	—	$94,248,811
Communications	157,883,470	$10,740,835	—	168,624,305
Consumer, Cyclical	145,284,671	7,981,025	—	153,265,696
Consumer, Non-cyclical	190,581,111	8,166,025	—	198,747,136
Energy	257,628,458	—	—	257,628,458
Financials	310,599,355	5,478,159	—	316,077,514
Industrials	187,548,552	—	—	187,548,552
Technology	80,745,329	—	—	80,745,329

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Equity Income Trust (continued)
Utilities	$80,799,097	—	—	$80,799,097
Short Term Investments	77,643,267	$50,744,125	—	128,387,392
Total Investments in Securities	$1,582,962,121	$83,110,169	—	$1,666,072,290

Financials Services Trust
Consumer, Non-cyclical	$9,700,709	—	—	$9,700,709
Energy	4,267,438	—	—	4,267,438
Financials	55,488,938	$10,201,419	$3,294,000	68,984,357
Industrials	2,440,935	—	—	2,440,935
Short Term Investments	2,864,297	2,107,000		4,971,297
Technology	—	—	—	—
Utilities	—	—	—	—
Total Investments in Securities	$74,762,317	$12,308,419	$3,294,000	$90,364,736

Franklin Templeton Founding Allocation Trust
Investment Companies	$1,206,336,943	—	—	$1,206,336,943

Fundamental Value Trust
Basic Materials	$22,303,876	$14,634,504	—	$36,938,380
Communications	106,461,595	3,815,500	—	110,277,095
Consumer, Cyclical	148,722,766	12,288,077	—	161,010,843
Consumer, Non-cyclical	271,434,693	18,753,931	—	290,188,624
Diversified	—	14,351,401	—	14,351,401
Energy	235,045,450	10,672,094	—	245,717,544
Financials	373,498,030	38,875,142	—	412,373,172
Industrials	75,005,377	17,310,334	—	92,315,711
Short Term Investments	28,495,619	45,796,000	—	74,291,619
Technology	103,016,358	—	—	103,016,358
Utilities	3,260,320	—	—	3,260,320
Total Investments in Securities	$1,367,244,084	$176,496,983	—	$1,543,741,067

Global Trust
United States	$202,233,914	—	—	$202,233,914
United Kingdom	—	$79,751,902	—	79,751,902
France	—	41,611,819	—	41,611,819
Switzerland	12,041,461	22,996,842	—	35,038,303
Germany	—	31,509,993	—	31,509,993
Netherlands	—	18,749,306	—	18,749,306
South Korea	2,165,150	15,840,450	—	18,005,600
Japan	—	17,881,283	—	17,881,283
Italy	—	15,710,620	—	15,710,620
Bermuda	13,643,650	—	—	13,643,650
Other Securities	17,476,068	57,986,707	—	75,462,775
Short Term Investment	16,673,438	37,340,000	—	54,013,438
Total Investments in Securities	$264,233,681	$339,378,922	—	$603,612,603

Global Allocation Trust
United States	$76,934,226	$31,532,689	—	$108,466,915
Japan	—	13,641,384	—	13,641,384
United Kingdom	248,644	11,218,506	—	11,467,150
Germany	—	6,008,837	—	6,008,837
Switzerland	476,092	4,572,758	—	5,048,850
France	699,567	3,823,212	—	4,522,779
Netherlands	257,880	2,294,285	—	2,552,165
Australia	—	2,389,701	—	2,389,701
Canada	2,279,088	42,399	—	2,321,487
Hong Kong	—	2,225,293	—	2,225,293
Other Securities	1,749,465	11,735,051	—	13,484,516
Short Term Investment	3,565,820	16,988,000	—	20,553,820
Total Investments in Securities	$86,210,782	$106,472,115	—	$192,682,897

Other Financial Instruments	$35,636	($355,565)	—	($319,929)
Totals	$86,246,418	$106,116,550	—	$192,362,968

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Global Real Estate Trust
United States	$5,149,630	—	—	$5,149,630
Hong Kong	140,709	$2,634,774	—	2,775,483
United Kingdom	698,741	2,031,296	—	2,730,037
Japan	524,259	1,799,110	—	2,323,369
Australia	657,575	294,618	—	952,193
Singapore	204,171	496,147	—	700,318
France	—	692,061	—	692,061
Canada	365,680	—	—	365,680
Guernsey	—	222,102	—	222,102
Cayman Islands	—	79,962	—	79,962
Netherlands	—	73,115	—	73,115
Other Securities	19,094	67,164	—	86,258
Short Term Investment	487,635	—	—	487,635
Total Investments in Securities	$8,247,494	$8,390,349	—	$16,637,843

Other Financial Instruments	—	$22,328	—	$22,328
Totals	$8,247,494	$8,412,677	—	$16,660,171

Growth Equity Trust
Basic Materials	$19,449,967	—	—	$19,449,967
Communications	65,986,736	—	—	65,986,736
Consumer, Cyclical	61,812,988	—	—	61,812,988
Consumer, Non-cyclical	102,601,792	—	—	102,601,792
Energy	28,714,744	—		28,714,744
Financials	28,123,491	—	—	28,123,491
Industrials	45,246,060	—	—	45,246,060
Short Term Investments	5,569,237	$2,759,000	—	8,328,237
Technology	78,390,718	—	—	78,390,718
Total Investments in Securities	$435,895,733	$2,759,000	—	$438,654,733

Health Sciences Trust
Basic Materials	$1,923,795	$265,270	—	$2,189,065
Consumer, Cyclical	2,330,776	—	—	2,330,776
Consumer, Non-cyclical	129,552,669	16,050,383	$137,970	145,741,022
Financials	4,875,666	—	—	4,875,666
Industrials	2,457,666	—	—	2,457,666
Technology	1,860,628	—	—	1,860,628
Short Term Investments	—	2,185,839	—	2,185,839
Total Investments in Securities	$143,001,200	$18,501,492	$137,970	$161,640,662

Other Financial Instruments	($3,139,269)	—	—	($3,139,269)
Totals	$139,861,931	$18,501,492	$137,970	$158,501,393

International Core Trust
Japan	—	$188,063,304	—	$188,063,304
United Kingdom	—	147,168,235	—	147,168,235
France	—	66,277,064	—	66,277,064
Switzerland	—	54,469,222	—	54,469,222
Germany	—	33,606,214	—	33,606,214
Italy	—	26,755,989	—	26,755,989
Australia	$1,294,799	20,753,385	—	22,048,184
Canada	21,811,048	—	—	21,811,048
Netherlands	—	15,645,679	—	15,645,679
Spain	—	15,239,225	—	15,239,225
Other Securities	—	72,251,946	—	72,251,946
Short Term Investment	22,623,990	6,958,000	—	29,581,990
Total Investments in Securities	$45,729,837	$647,188,263	—	$692,918,100

Other Financial Instruments	($1,455,613)	$330,347	—	($1,125,266)
Totals	$44,274,224	$647,518,610	—	$691,792,834

International Opportunities Trust
Switzerland	$17,475,830	$64,714,436	—	$82,190,266
United Kingdom	—	47,204,310	—	47,204,310
Japan	—	46,044,426	—	46,044,426
Spain	—	33,484,326	—	33,484,326

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
International Opportunities Trust (continued)
Brazil	$29,341,926	—	—	$29,341,926
Denmark	—	$22,990,663	—	22,990,663
Taiwan	12,345,873	9,669,092	—	22,014,965
Hong Kong	—	21,480,122	—	21,480,122
Singapore	—	19,658,290	—	19,658,290
France	—	19,156,969	—	19,156,969
Other Securities	64,296,155	65,590,960	—	129,887,115
Short Term Investments	37,434,590	34,936,000	—	72,370,590
Total Investments in Securities	$160,894,374	$384,929,594	—	$545,823,968

International Small Cap Trust
Hong Kong	—	$11,363,788	—	$11,363,788
South Korea	—	8,911,669	—	8,911,669
Taiwan	—	8,593,466	—	8,593,466
United Kingdom	—	7,866,343	—	7,866,343
Japan	—	7,239,634	—	7,239,634
Australia	—	7,191,148	—	7,191,148
Netherlands	—	6,254,376	—	6,254,376
Canada	$6,167,781	—	—	6,167,781
Thailand	—	5,010,415	—	5,010,415
Finland	—	3,623,371	—	3,623,371
Other Securities	1,453,655	12,648,110	—	14,101,765
Short Term Investment	450,611	2,985,000	—	3,435,611
Total Investments in Securities	$8,072,047	$81,687,320	—	$89,759,367

International Small Company Trust
Japan	$28,641	$22,588,674	—	$22,617,315
United Kingdom	426,220	17,427,805	—	17,854,025
Canada	7,057,288	865	—	7,058,153
France	—	6,162,437	—	6,162,437
Germany	—	5,779,849	—	5,779,849
Australia	78,096	5,232,082	$1,848	5,312,026
Switzerland	—	4,570,642	—	4,570,642
Finland	—	3,631,720	—	3,631,720
Italy	—	2,676,917	—	2,676,917
Ireland	—	2,523,010	—	2,523,010
Other Securities	331,074	17,800,364	—	18,131,438
Short Term Investment	310,796	183,000	—	493,796
Total Investments in Securities	$8,232,115	$88,577,365	$1,848	$96,811,328

International Value Trust
United Kingdom	—	$168,216,899	—	$168,216,899
France	—	74,302,181	—	74,302,181
Germany	—	65,583,151	—	65,583,151
Switzerland	—	54,386,751	—	54,386,751
Taiwan	—	48,724,244	—	48,724,244
Japan	—	47,945,220	—	47,945,220
Norway	—	38,396,269	—	38,396,269
Netherlands	—	35,126,503	—	35,126,503
South Korea	$6,537,987	17,057,745	—	23,595,732
Spain	—	19,093,382	—	19,093,382
Other Securities	53,940,508	73,947,256	—	127,887,764
Short Term Investments	11,861,289	29,310,000	—	41,171,289
Total Investments in Securities	$72,339,784	$672,089,601	—	$744,429,385

Large Cap Trust
Basic Materials	$2,059,218	—	—	$2,059,218
Communications	12,924,986	—	—	12,924,986
Consumer, Cyclical	12,627,014	—	—	12,627,014
Consumer, Non-cyclical	31,938,351	—	—	31,938,351
Energy	22,558,224	—	—	22,558,224
Financials	18,722,876	—	—	18,722,876
Industrials	18,099,727	—	—	18,099,727
Investment Companies	735,360	—	—	735,360
Technology	22,943,026	—	—	22,943,026

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Large Cap Trust (continued)
Utilities	$9,092,338	—	—	$9,092,338
Short Term Investments	4,916,181	$461,000	—	5,377,181
Total Investments in Securities	$156,617,301	$461,000	—	$157,078,301

Large Cap Value Trust
Basic Materials	$5,230,640	—	—	$5,230,640
Communications	35,065,650	—	—	35,065,650
Consumer, Cyclical	33,972,700	—	—	33,972,700
Consumer, Non-cyclical	73,102,310	—	—	73,102,310
Energy	54,768,920	—	—	54,768,920
Financials	46,357,110	—	—	46,357,110
Industrials	24,844,850	—	—	24,844,850
Technology	28,349,230	—	—	28,349,230
Utilities	3,872,600	—	—	3,872,600
Short Term Investments	15,907,035	$657,000	—	16,564,035
Total Investments in Securities	$321,471,045	$657,000	—	$322,128,045

Mid Cap Intersection Trust
Basic Materials	$669,069	—	—	$669,069
Communications	704,666	—	—	704,666
Consumer, Cyclical	1,868,788	—	—	1,868,788
Consumer, Non-cyclical	2,772,990	—	—	2,772,990
Energy	804,755	—	—	804,755
Financials	2,324,988	—	—	2,324,988
Industrials	1,707,307	—	—	1,707,307
Technology	985,957	—	—	985,957
Utilities	962,028	—	—	962,028
Short Term Investments	341,127	$200,000	—	541,127
Total Investments in Securities	$13,141,675	$200,000	—	$13,341,675

Other Financial Instruments	($2,476)	—	—	($2,476)
Totals	$13,139,199	$200,000	—	$13,339,199

Mid Cap Stock Trust
Basic Materials	$2,540,032	—	—	$2,540,032
Communications	50,379,839	—	—	50,379,839
Consumer, Cyclical	144,489,877	$6,794,120	—	151,283,997
Consumer, Non-cyclical	148,325,805	18,768,892	—	167,094,697
Energy	28,684,667	857,565	—	29,542,232
Financials	25,390,806	—	—	25,390,806
Industrials	93,961,881	6,238,778	—	100,200,659
Technology	78,856,934	—	—	78,856,934
Short Term Investments	42,465,655	10,100,000	—	52,565,655
Total Investments in Securities	$615,095,496	$42,759,355	—	$657,854,851

Mid Cap Value Equity Trust
Basic Materials	$9,331,639	—	—	$9,331,639
Communications	5,622,442	$284,665	—	5,907,107
Consumer, Cyclical	11,972,814	—	—	11,972,814
Consumer, Non-cyclical	11,051,076	—	—	11,051,076
Energy	10,316,256	—	—	10,316,256
Financials	20,942,388	—	—	20,942,388
Industrials	17,870,463	—	—	17,870,463
Technology	8,674,386	—	—	8,674,386
Utilities	6,701,251	—	—	6,701,251
Short Term Investments	11,253,590	2,800,000	—	14,053,590
Total Investments in Securities	$113,736,305	$3,084,665	—	$116,820,970

Mid Value Trust
Basic Materials	$34,822,003	$1,488,563	—	$36,310,566
Communications	45,771,500	1,362,180	—	47,133,680
Consumer, Cyclical	64,729,398	—	—	64,729,398
Consumer, Non-cyclical	113,646,664	1,967,650	—	115,614,314
Energy	56,388,966	—	—	56,388,966
Financials	121,106,951	1,188,870	—	122,295,821
Industrials	34,542,169	1,904,750	—	36,446,919

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Mid Value Trust (continued)
Technology	$30,142,763	$509,318	—	$30,652,081
Utilities	49,570,404	—	—	49,570,404
Short Term Investments	49,522,095	27,579,628	—	77,101,723
Total Investments in Securities	$600,242,913	$36,000,959	—	$636,243,872

Mutual Shares Trust
United States	$253,666,817	$16,147,254	$1,296,213	$271,110,284
United Kingdom	—	35,121,252	—	35,121,252
Switzerland	14,556,220	15,013,846	—	29,570,066
Germany	—	21,759,575	—	21,759,575
Netherlands	—	19,424,305	—	19,424,305
France	—	19,346,293	—	19,346,293
Norway	—	6,668,660	—	6,668,660
Denmark	—	5,643,355	—	5,643,355
Spain	—	4,233,828	—	4,233,828
Japan	—	3,612,552	—	3,612,552
Other Securities	2,878,302	10,506,411	—	13,384,713
Short Term Investments	11,520,488	50,245,462	—	61,765,950
Total Investments in Securities	$282,621,827	$207,722,793	$1,296,213	$491,640,833

Other Financial Instruments	($98,500)	($4,656,598)	—	($4,755,098)
Totals	$282,523,327	$203,066,195	$1,296,213	$486,885,735

Natural Resources Trust
Basic Materials	$30,985,738	$28,094,939	—	$59,080,677
Energy	134,644,657	13,566,275	—	148,210,932
Short Term Investments	12,883,748	5,100,000	—	17,983,748
Total Investments in Securities	$178,514,143	$46,761,214	—	$225,275,357

Optimized All Cap Trust
Basic Materials	$29,397,732	—	—	$29,397,732
Communications	109,960,148	—	—	109,960,148
Consumer, Cyclical	89,337,012	—	—	89,337,012
Consumer, Non-cyclical	273,728,290	—	—	273,728,290
Energy	150,947,855	—	—	150,947,855
Financials	173,886,670	—	—	173,886,670
Industrials	106,068,235	—	—	106,068,235
Technology	150,822,810	—	—	150,822,810
Utilities	24,008,483	—	—	24,008,483
Short Term Investments	7,734,999	$6,692,000	—	14,426,999
Total Investments in Securities	$1,115,892,234	$6,692,000	—	$1,122,584,234

Optimized Value Trust
Basic Materials	$4,239,985	—	—	$4,239,985
Communications	17,994,274	—	—	17,994,274
Consumer, Cyclical	13,391,135	—	—	13,391,135
Consumer, Non Cyclical	40,957,991	—	—	40,957,991
Energy	43,171,462	—	—	43,171,462
Financials	57,572,150	—	—	57,572,150
Industrials	27,161,607	—	—	27,161,607
Technology	8,684,280	—	—	8,684,280
Utilities	12,771,215	—	—	12,771,215
Short Term Investments	1,833,962	$1,160,000	—	2,993,962
Total Investments in Securities	$227,778,061	$1,160,000	—	$228,938,061

Overseas Equity Trust
United Kingdom	$506,056	$18,651,955	—	$19,158,011
Japan	—	18,321,044	—	18,321,044
France	—	14,517,617	—	14,517,617
Mexico	8,983,122	—	—	8,983,122
Switzerland	—	8,499,363	—	8,499,363
Canada	8,265,373	—	—	8,265,373
Germany	—	7,988,256	—	7,988,256
Netherlands	—	6,941,834	—	6,941,834
Hong Kong	—	6,229,995	—	6,229,995
China	—	6,140,349	—	6,140,349

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Overseas Equity Trust (continued)
Other Securities	$5,302,135	$22,874,077	—	$28,176,212
Short Term Investments	3,364,941	5,679,000	—	9,043,941
Total Investments in Securities	$26,421,627	$115,843,490	—	$142,265,117

Other Financial Instruments	—	$88,424	—	$88,424
Totals	$26,421,627	$115,931,914	—	$142,353,541

Pacific Rim Trust
Japan	—	$41,520,884	—	$41,520,884
Australia	—	10,440,002	—	10,440,002
Hong Kong	—	8,799,715	—	8,799,715
Taiwan	—	6,983,083	—	6,983,083
South Korea	—	6,761,818	—	6,761,818
China	—	5,822,369	—	5,822,369
Singapore	—	3,398,476	—	3,398,476
Malaysia	$6,142	1,855,443	—	1,861,585
Thailand	—	1,209,789	—	1,209,789
Indonesia	—	825,664	—	825,664
Short Term Investments	1,133,828	1,412,000	—	2,545,828
Total Investments in Securities	$1,139,970	$89,029,243	—	$90,169,213

Real Estate Securities Trust
Financials	$248,529,867	—	—	$248,529,867
Short Term Investments	4,093,789	$671,000	—	4,764,789
Total Investments in Securities	$252,623,656	$671,000	—	$253,294,656

Science & Technology Trust
Basic Materials	$1,652,207	—	—	$1,652,207
Communications	66,936,403	$3,479,770	—	70,416,173
Consumer, Cyclical	4,353,590	5,531,603	—	9,885,193
Consumer, Non-cyclical	14,866,223	747,726	—	15,613,949
Energy	1,865,191	—	—	1,865,191
Industrials	4,129,410	1,908,014	—	6,037,424
Investment Companies	403,818	—	—	403,818
Technology	120,106,064	4,068,641	—	124,174,705
Short Term Investments	15,373,800	15,517,919	—	30,891,719
Total Investments in Securities	$229,686,706	$31,253,673	—	$260,940,379

Small Cap Growth Trust
Basic Materials	$1,651,594	—	—	$1,651,594
Communications	30,723,189	—	—	30,723,189
Consumer, Cyclical	50,470,423	—	—	50,470,423
Consumer, Non-cyclical	95,073,798	—	—	95,073,798
Energy	8,395,615	—	—	8,395,615
Financials	13,678,014	—	—	13,678,014
Industrials	41,688,619	—	—	41,688,619
Investment Companies	4,881,009	—	—	4,881,009
Short Term Investments	35,332,259	—	—	35,332,259
Technology	41,251,432	$7,200,000	—	48,451,432
Total Investments in Securities	$323,145,952	$7,200,000	—	$330,345,952

Small Cap Opportunities Trust
Basic Materials	$5,089,214	—	—	$5,089,214
Communications	10,367,606	—	—	10,367,606
Consumer, Cyclical	20,081,779	—	—	20,081,779
Consumer, Non-cyclical	17,024,306	—	—	17,024,306
Diversified	10,222	—	—	10,222
Energy	8,385,476	—	—	8,385,476
Financials	19,787,453	$28,778	—	19,816,231
Industrials	19,403,843	—	—	19,403,843
Technology	11,766,319	—	—	11,766,319
Utilities	2,693,078	—	—	2,693,078
Short Term Investments	6,340,327	—	—	6,340,327
Total Investments in Securities	$120,949,623	$28,778	—	$120,978,401

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Small Cap Value Trust
Basic Materials	$9,147,798	—	—	$9,147,798
Communications	6,386,720	—	—	6,386,720
Consumer, Cyclical	58,448,717	—	—	58,448,717
Consumer, Non-cyclical	64,878,813	—	—	64,878,813
Energy	17,436,124	—	—	17,436,124
Financials	82,537,607	—	—	82,537,607
Industrials	79,169,734	—	—	79,169,734
Technology	18,809,135	—	—	18,809,135
Utilities	24,488,562	—	—	24,488,562
Short Term Investments	29,191,820	$11,440,000	—	40,631,820
Total Investments in Securities	$390,495,030	$11,440,000	—	$401,935,030

Small Company Growth Trust
Basic Materials	$357,225	—	—	$357,225
Communications	6,255,121	—	—	6,255,121
Consumer, Cyclical	10,893,610	—	—	10,893,610
Consumer, Non-cyclical	20,228,941	—	—	20,228,941
Energy	3,602,754	—	—	3,602,754
Financials	6,840,758	—	—	6,840,758
Industrials	11,673,391	—	—	11,673,391
Technology	13,934,431	—	—	13,934,431
Utilities	1,444,076	—	—	1,444,076
Short Term Investments	12,987,324	$2,441,000	—	15,428,324
Total Investments in Securities	$88,217,631	$2,441,000	—	$90,658,631

Small Company Value Trust
Basic Materials	$28,269,300	—	—	$28,269,300
Communications	9,602,240	—	—	9,602,240
Consumer, Cyclical	43,502,642	—	—	43,502,642
Consumer, Non-cyclical	50,109,609	—	—	50,109,609
Energy	16,428,200	—	—	16,428,200
Financials	60,851,471	$3,249,852	—	64,101,323
Industrials	79,772,792	—	—	79,772,792
Investment Companies	2,326,500	—	—	2,326,500
Technology	25,681,640	—	—	25,681,640
Utilities	13,180,453	—	—	13,180,453
Short Term Investments	27,308,375	3,755,420	—	31,063,795
Total Investments in Securities	$357,033,222	$7,005,272	—	$364,038,494

Smaller Company Growth Trust
Basic Materials	$2,241,590	—	—	$2,241,590
Communications	16,974,818	—	—	16,974,818
Consumer, Cyclical	14,481,419	—	—	14,481,419
Consumer, Non-cyclical	24,138,796	—	—	24,138,796
Energy	5,574,878	—	—	5,574,878
Financials	6,588,403	$1,527	—	6,589,930
Government	15,785	—	—	15,785
Industrials	14,342,477	—	—	14,342,477
Technology	10,493,030	—	—	10,493,030
Utilities	375,713	—	—	375,713
Short Term Investments	4,250,637	2,501,000	—	6,751,637
Total Investments in Securities	$99,477,546	$2,502,527	—	$101,980,073

Other Financials Instruments	$1,527	—	—	$1,527
Totals	$99,479,073	$2,502,527	—	$101,981,600

U.S. Multi Sector Trust
Basic Materials	$13,584,771	—	—	$13,584,771
Communications	86,326,620	—	—	86,326,620
Consumer, Cyclical	84,829,854	—	—	84,829,854
Consumer, Non-cyclical	324,641,274	—	—	324,641,274
Energy	85,189,202	—	—	85,189,202
Financials	19,700,598	—	—	19,700,598
Industrials	23,229,681	—	—	23,229,681
Technology	100,482,278	—	—	100,482,278

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
U.S. Multi Sector Trust (continued)
Utilities	$2,517,223	—	—	$2,517,223
Short Term Investments	2,965,140	$25,802,000	—	28,767,140
Total Investments in Securities	$743,466,641	$25,802,000	—	$769,268,641

Other Financials Instruments	($432,109)	—	—	($432,109)
Totals	$743,034,532	$25,802,000	—	$768,836,532
Utilities Trust
Communications	$30,833,979	$12,119,727	—	$42,953,706
Energy	22,341,763	2,867,595	—	25,209,358
Utilities	54,020,780	16,328,468	—	70,349,248
Short Term Investments	5,722,517	794,000	—	6,516,517
Total Investments in Securities	$112,919,039	$32,109,790	—	$145,028,829

Other Financials Instruments	—	($572,276)	—	($572,276)
Totals	$112,919,039	$31,537,514	—	$144,456,553

Value Trust
Basic Materials	$7,235,284	—	—	$7,235,284
Consumer, Cyclical	16,487,441	—	—	16,487,441
Consumer, Non-cyclical	37,669,420	—	—	37,669,420
Energy	12,564,386	—	—	12,564,386
Financials	40,417,858	—	—	40,417,858
Industrials	29,937,444	—	—	29,937,444
Technology	20,256,971	—	—	20,256,971
Utilities	14,689,902	—	—	14,689,902
Short Term Investments	6,986,993	$5,300,000	—	12,286,993
Total Investments in Securities	$186,245,699	$5,300,000	—	$191,545,699

Value & Restructuring Trust
Basic Materials	$26,024,327	$2,797,544	—	$28,821,871
Communications	24,035,380	—	—	24,035,380
Consumer, Cyclical	9,969,702	—	—	9,969,702
Consumer, Non-cyclical	33,740,175	—	—	33,740,175
Energy	60,816,439	—	—	60,816,439
Financials	40,563,621	—	$23,892	40,587,513
Industrials	35,197,958	—	—	35,197,958
Technology	7,241,527	—	—	7,241,527
Utilities	—	1,525,844	—	1,525,844
Short Term Investments	12,169,154	1,224,000	—	13,393,154
Total Investments in Securities	$249,758,283	$5,547,388	$23,892	$255,329,563

Vista Trust
Basic Materials	$7,927,676	—	—	$7,927,676
Communications	14,804,234	—	—	14,804,234
Consumer, Cyclical	21,061,528	—	—	21,061,528
Consumer, Non-cyclical	12,054,298	—	—	12,054,298
Energy	10,193,514	—	—	10,193,514
Financials	9,452,794	—	—	9,452,794
Industrials	14,130,799	$517,592	—	14,648,391
Technology	12,628,215	—	—	12,628,215
Short Term Investments	12,881,178	1,449,000	—	14,330,178
Total Investments in Securities	$115,134,236	$1,966,592	—	$117,100,828

Other Financials Instruments	—	$512	—	$512
Totals	$115,134,236	$1,967,104	—	$117,101,340

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Allocation Plus Trust
	Industrials	Other Financial Instruments
Balance as of 12/31/08	—	($7,060)
Accrued discounts/premiums	—	—
Realized gain (loss)	$46,351	7,031
Change in Unrealized appreciation (depreciation)	—	7
Net purchases (sales)	142,927	22
Transfers in and/or out of Level 3	—	—
Balance as of 6/30/09	$189,278	—

Emerging Markets Value Trust
	Hong Kong	India	Turkey	Totals
Balance as of 12/31/08	$114,645	$33,004	$540	$148,189
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in Unrealized appreciation (depreciation)	(114,645)	562	(11,074)	(125,157)
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	10,534	10,534
Balance as of 6/30/09	—	$33,566	—	$33,566

Equity-Income Trust
	Financials
Balance as of 12/31/08	$3,605,116
Accrued discounts/premiums	—
Realized gain (loss)	5,921,892
Change in Unrealized appreciation (depreciation)	—
Net purchases (sales)	(9,527,008)
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	—

Financial Services Trust
	Financials
Balance as of 12/31/08	$2,777,800
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in Unrealized appreciation (depreciation)	256,460
Net purchases (sales)	259,740
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	$3,294,000

Global Allocation Trust
	Collateralized Mortgage Obligations
Balance as of 12/31/08	$407,872
Accrued discounts/premiums	25
Realized gain (loss)	(53,400)
Change in Unrealized appreciation (depreciation)	—
Net purchases (sales)	(47,875)
Transfers in and/or out of Level 3	(306,622)
Balance as of 6/30/09	—

Health Sciences Trust
	Consumer, Non-cyclical
Balance as of 12/31/08	$351,993
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in Unrealized appreciation (depreciation)	—
Net purchases (sales)
Transfers in and/or out of Level 3	(214,023)
Balance as of 6/30/09	$137,970

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

International Small Company Trust
	Australia	Canada	Hong Kong	Japan	Totals
Balance as of 12/31/08	$1,599	—	$26,503	—	$28,102
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)		($20,813)		($126,611)	(147,424)
Change in Unrealized appreciation (depreciation)	(14,650)	16,535	(40,541)	120,985	82,329
Net purchases (sales)		(203)			(203)
Transfers in and/or out of Level 3	14,899	4,481	14,038	5,626	39,044
Balance as of 6/30/09	$1,848	—	—	—	$1,848

Mutual Shares Trust
	United States
Balance as of 12/31/08	$1,296,022
Accrued discounts/premiums	8,204
Realized gain (loss)	(117,419)
Change in Unrealized appreciation (depreciation)	(368,025)
Net purchases (sales)	477,431
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	$1,296,213

Small Cap Growth Trust
	Convertible Bonds
Balance as of 12/31/08	$68,750
Accrued discounts/premiums	2,401
Realized gain (loss)	(3,184)
Change in Unrealized appreciation (depreciation)	24,533
Net purchases (sales)	(92,500)
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	—

Small Cap Opportunities Trust
	Communications
Balance as of 12/31/08	$920
Accrued discounts/premiums
Realized gain (loss)	(973,592)
Change in Unrealized appreciation (depreciation)	1,011,355
Net purchases (sales)	(38,683)
Transfers in and/or out of Level 3	—
Balance as of 6/30/09	—

Value & Restructuring Trust
	Communications	Financials	Totals
Balance as of 12/31/08	$780	$41,193	$41,973
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(825,213)	—	(825,213)
Change in Unrealized appreciation (depreciation)	857,220	9,886	867,106
Net purchases (sales)	(32,787)	(27,187)	(59,974)
Transfers in and/or out of Level 3	—	—	—
Balance as of 6/30/09	—	$23,892	$23,892

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to a rate of inflation both increase or decrease, such as the Consumer Price Index. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid on a principal value, which is adjusted for inflation as described above. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations. Any decrease in this amount is included in interest income, only to the extent of income recorded, with the excess

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

recorded as an adjustment to cost. Investors do not receive principal until maturity. Interest income includes accretion of discounts and amortizations of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities Lending  The Portfolios may lend portfolio securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities it has loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan.

The market value of the loaned securities is determined at the close of business of the Portfolios. Any additional required cash collateral is delivered to the Portfolios or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Portfolios receive the benefit of any gains and bear any losses generated by JHCIT.

The Portfolios may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of Credit  All Portfolios described in this report have entered into an agreement which enables them to participate in a $300 million unsecured committed line of credit with State Street Corporation (the Custodian). The Portfolios are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets.

Pursuant to the custodian agreements, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Portfolio property, that is not segregated, to the maximum extent of any overdraft.

Expenses  The majority of expenses are directly identifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations  Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each series of shares based on the appropriate net asset value of the respective series. Class-specific expenses, such as distribution and service fees, if any, are calculated daily at the series level based on the appropriate net asset value of each series and the specific expense rate(s) applicable to each class.

Foreign Currency Translation  The books and records of the Portfolios are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

When-issued/Delayed-Delivery Securities  All Portfolios of the Trust described in this report may purchase or sell debt securities on a when issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. The Portfolio may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments

In a “To Be Announced” (TBA) transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later.

Stripped Securities  Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives interest cash flows IO (interest only). Both PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater then anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Portfolios may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Broker Commission Rebates  The Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios. Commission rebates are reflected as a realized gain on securities in the Statement of Operations. For the period ended June 30, 2009, the following funds received rebates:

Portfolio	Rebate Amount
All Cap Growth Trust	$13,042
All Cap Value Trust	2,163
Alpha Opportunities Trust	18,746
Blue Chip Growth Trust	20,454
Capital Appreciation Trust	72,982
Capital Appreciation Value Trust	2,308
Core Allocation Plus Trust	1,155
Emerging Small Company Trust	22,668
Equity Income Trust	6,754
Fundamental Value Trust	28,554
Global Allocation Trust	8,190
Health Sciences Trust	2,315
Large Cap Trust	33,900
Mid Cap Intersection Trust	21
Mid Cap Stock Trust	53,887
Mid Cap Value Equity Trust	11,254
Mid Value Trust	6,884
Overseas Equity Trust	12,792
Science & Technology Trust	16,871
Small Cap Growth Trust	32,394
Small Cap Opportunities Trust	8,281
Small Cap Value Trust	7,214
Small Company Growth	4,958
Small Company Value Trust	2,131
Smaller Company Growth Trust	24,879
Utilities Trust	11,112

Federal Income Taxes  Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios had a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Portfolio, it will reduce the amount of capital gain distribution to be paid.

At December 31, 2008, capital loss carryforwards available to offset future realized gains were as follows:

	CAPITAL LOSS CARRYFORWARD
	EXPIRING AT DECEMBER 31
PORTFOLIO	2009	2010	2011	2012	2013	2014	2015	2016
All Cap Core Trust	$34,792,317	$137,078,416	—	—	—	—	—	$200,514,392
All Cap Growth Trust	—	79,999,200	$34,184,832	—	—	—	—	—
All Cap Value Trust	—	—	—	—	—	—	—	4,197,134
Alpha Opportunities Trust	—	—	—	—	—	—	—	922,230
American Bond Trust	—	—	—	—	—	—	—	8,026,754
American Diversified Growth & Income Trust	—	—	—	—	—	—	—	5,898
American High Income Bond Trust	—	—	—	—	—	—	—	901,609
Blue Chip Growth Trust	137,939,990	35,898,826	—	—	—	—	—	151,150,685
Capital Appreciation Trust *	115,232,744	16,888,611	—	—	—	—	—	108,669,437
Capital Appreciation Value Trust	—	—	—	—	—	—	—	668,602
Classic Value Trust	—	—	—	—	—	—	—	8,215,730
Core Allocation Plus Trust	—	—	—	—	—	—	—	3,142,946
Core Equity Trust	—	—	—	—	—	—	—	248,642,087
Emerging Small Company Trust	—	—	—	—	—	—	—	23,030,035
Equity-Income Trust	—	—	—	—	—	—	—	20,592,440
Financial Services Trust	129,566	—	—	—	—	—	—	1,012,980
Fundamental Value Trust	—	—	—	—	—	—	$97,805,531	42,189,296
Global Trust	—	—	—	—	—	—	—	37,340,711
Global Allocation Trust	—	—	—	—	—	—	—	23,690,746
Global Real Estate Trust	—	—	—	—	—	—	—	54,281,719
Growth Equity Trust	—	—	—	—	—	—	—	43,407,383
Income & Value Trust	—	—	—	—	—	—	—	54,783,411
International Opportunities Trust	—	—	—	—	—	—	—	163,856,210
Large Cap Trust	340,294,964	—	—	—	—	—	—	67,731,200
Large Cap Value Trust	—	—	—	—	—	—	—	62,137,397
Mid Cap Intersection Trust	—	—	—	—	—	—	6,924,693	45,943,644
Mid Cap Stock Trust *	67,380,221	3,570,266	—	—	—	—	7,568,745	89,072,639
Mid Cap Value Trust	—	—	—	—	—	—	—	31,430,227
Mid Value Trust	—	—	—	—	—	—	—	6,546,980
Mutual Shares Trust	—	—	—	—	—	—	27,735	37,035,399
Optimized All Cap Trust *	232,197,130	54,590,189	—	—	—	—	47,568,575	292,788,612
Optimized Value Trust	—	—	—	—	—	—	—	233,562,920
Overseas Equity Trust *	—	6,479,491	11,856,814	—	—	—	—	54,199,349
Pacific Rim Trust	—	—	—	—	—	—	—	11,218,076
Real Estate Equity Trust	—	—	—	—	—	—	—	7,212,616
Real Estate Securities Trust	—	—	—	—	—	—	—	41,274,740
Science & Technology Trust	588,634,397	226,181,322	83,276,818	—	—	—	—	9,259,887

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	CAPITAL LOSS CARRYFORWARD
	EXPIRING AT DECEMBER 31
PORTFOLIO	2009	2010	2011	2012	2013	2014	2015	2016
Small Cap Growth Trust *	$35,469,158	$7,507,297	—	—	—	—	—	$16,867,292
Small Cap Intrinsic Value Trust	—	—	—	—	—	—	—	15,209,791
Small Cap Opportunities Trust	—	—	—	—	—	—	—	33,537,850
Small Cap Value Trust	—	—	—	—	—	—	—	470,423
Small Company Trust	—	—	—	—	—	—	—	4,943,069
Small Company Growth Trust	—	—	—	—	—	—	—	11,723,702
Smaller Company Growth Trust	—	—	—	—	—	—	—	273,604
U.S. Large Cap Trust	338,209	43,421,072	$33,690,308	—	—	—	—	198,458,360
U.S. Multi Sector Trust	—	—	—	—	—	—	—	124,937,105
Utilities Trust	—	—	—	—	—	—	—	763,989
Value Trust	—	—	—	—	—	—	—	27,255,034
Value & Restructuring Trust	—	—	—	—	—	—	—	46,392,456

*	Availability of a certain amount of the loss carryforwards, which were acquired in a merger, may be limited in a given year.

As of June 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

The cost of investments owned on June 30, 2009, including short-term investments, for federal income tax purposes, was as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Cap Core Trust	$340,740,575	$23,665,273	($49,449,537)	($25,784,264)
All Cap Growth Trust	113,552,266	4,260,936	(17,673,953)	(13,413,017)
All Cap Value Trust	86,730,758	4,347,382	(11,802,887)	(7,455,505)
Alpha Opportunities Trust	500,857,721	50,968,522	(18,293,201)	32,675,321
American Asset Allocation Trust	1,723,646,468	—	(250,444,426)	(250,444,426)
American Blue Chip Income & Growth Trust	194,606,860	—	(44,396,773)	(44,396,773)
American Bond Trust	898,845,212	—	(102,848,188)	(102,848,188)
American Diversified Growth & Income Trust	1,038,302	—	(211,026)	(211,026)
American Fundamental Holdings Trust	1,105,500,747	—	(121,821,882)	(121,821,882)
American Global Diversification Trust	902,849,273	—	(166,083,027)	(166,083,027)
American Global Growth Trust	246,399,553	—	(82,041,999)	(82,041,999)
American Global Small Capitalization Trust	116,611,260	—	(36,831,891)	(36,831,891)
American Growth Trust	1,628,667,342	—	(508,674,949)	(508,674,949)
American Growth-Income Trust	1,475,855,661	—	(365,676,753)	(365,676,753)
American High-Income Bond Trust	57,593,505	—	(9,061,795)	(9,061,795)
American International Trust	1,023,951,996	—	(279,163,780)	(279,163,780)
American New World Trust	76,211,016	—	(20,857,701)	(20,857,701)
Balanced Trust	12,920,802	273,061	(109,932)	163,129
Blue Chip Growth Trust	1,435,731,958	91,688,045	(175,622,833)	(83,934,788)
Capital Appreciation Trust	847,491,049	56,441,687	(70,919,405)	(14,477,718)
Capital Appreciation Value Trust	279,755,159	24,827,348	(6,843,636)	17,983,712
Core Allocation Trust	8,099,740	53,880	—	53,880
Core Allocation Plus Trust	179,191,822	9,777,306	(5,117,463)	4,659,843
Core Balanced Trust	12,650,796	103,609	—	103,609
Core Disciplined Diversification Trust	14,974,520	153,432	—	153,432
Core Fundamental Holding Trust	26,237,413	76,330	(71,392)	4,938
Core Global Diversification Trust	19,488,828	89,043	(29,457)	59,586
Disciplined Diversification Trust	243,944,086	13,447,646	(14,491,175)	(1,043,529)
Emerging Markets Value Trust	859,131,716	134,533,318	(113,949,209)	20,584,109
Emerging Small Company Trust	122,449,930	9,747,698	(11,624,606)	(1,876,908)
Equity-Income Trust	1,961,431,409	94,813,819	(390,172,938)	(295,359,119)
Financial Services Trust	108,411,878	6,672,213	(25,048,755)	(18,376,542)
Franklin Templeton Founding Allocation Trust	1,739,773,710	—	(533,436,767)	(533,436,767)
Fundamental Value Trust	1,860,207,312	64,968,234	(381,434,479)	(316,466,245)
Global Trust	826,618,242	8,932,558	(231,938,197)	(223,005,639)
Global Allocation Trust	218,679,834	9,711,949	(35,708,886)	(25,996,937)
Global Real Estate Trust	110,076,432	2,028,097	(95,466,686)	(93,438,589)
Growth Equity Trust	450,183,739	22,907,299	(34,436,305)	(11,529,006)
Health Sciences Trust	189,001,356	11,369,415	(38,730,109)	(27,360,694)
International Core Trust	886,275,187	18,853,194	(212,210,281)	(193,357,087)
International Opportunities Trust	581,488,656	50,261,778	(85,926,466)	(35,664,688)
International Small Cap Trust	129,712,424	8,777,508	(48,730,565)	(39,953,057)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
International Small Company Trust	$142,816,930	$4,226,424	($50,232,026)	($46,005,602)
International Value Trust	965,716,231	30,693,719	(251,980,565)	(221,286,846)
Large Cap Trust	200,912,162	8,932,013	(52,765,874)	(43,833,861)
Large Cap Value Trust	375,662,876	12,813,286	(66,348,117)	(53,534,831)
Mid Cap Intersection Trust	15,593,869	1,150,845	(3,403,039)	(2,252,194)
Mid Cap Stock Trust	650,095,013	49,188,945	(41,429,107)	7,759,838
Mid Cap Value Equity Trust	121,142,592	6,442,128	(10,763,750)	(4,321,622)
Mid Value Trust	583,422,289	74,100,769	(21,279,186)	52,821,583
Mutual Shares Trust	614,161,840	7,658,779	(130,179,786)	(122,521,007)
Natural Resources Trust	277,811,782	7,745,034	(60,281,459)	(52,536,425)
Optimized All Cap Trust	1,160,573,124	74,414,223	(112,403,113)	(37,988,890)
Optimized Value Trust	244,908,617	18,968,649	(34,939,205)	(15,970,556)
Overseas Equity Trust	155,236,022	10,574,947	(23,545,852)	(12,970,905)
Pacific Rim Trust	101,568,170	7,173,018	(18,571,975)	(11,398,957)
Real Estate Securities Trust	324,176,797	9,221,695	(80,103,836)	(70,882,141)
Science & Technology Trust	276,566,859	26,073,839	(41,700,319)	(15,626,480)
Small Cap Growth Trust	318,938,017	30,333,675	(18,925,740)	11,407,935
Small Cap Opportunities Trust	131,995,781	14,443,626	(25,461,006)	(11,017,380)
Small Cap Value Trust	455,650,440	24,154,619	(77,870,029)	(53,715,410)
Small Company Growth Trust	99,564,361	5,214,232	(14,119,962)	(8,905,730)
Small Company Value Trust	435,788,131	29,296,134	(101,045,771)	(71,749,637)
Smaller Company Growth Trust	90,610,157	15,548,912	(4,178,996)	11,369,916
U.S. Multi Sector Trust	849,863,065	18,935,788	(99,530,212)	(80,594,424)
Utilities Trust	170,981,854	6,539,060	(32,492,085)	(25,953,025)
Value Trust	216,323,253	6,076,043	(30,853,597)	(24,777,554)
Value & Restructuring Trust	316,545,479	8,274,297	(69,490,213)	(61,215,916)
Vista Trust	110,412,133	10,335,114	(3,646,419)	6,688,695

Distribution of Income and Gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually. Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

During the year ended December 31, 2008, tax character of distributions paid was as follows:

	2008 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
All Cap Core Trust	$10,500,118	—	—	$10,500,118
All Cap Growth Trust	451,435	—	—	451,435
All Cap Value Trust	981,495	$2,453,720	—	3,435,215
Alpha Opportunities Trust	91,012	—	—	91,012
American Asset Allocation Trust	23,459,315	—	—	23,459,315
American Blue Chip Income and Growth Trust	5,813,538	1,594,586	—	7,408,124
American Bond Trust	83,800,397	27,675	—	83,828,072
American Diversified Growth & Income Trust	18,229	—	—	18,229
American Fundamental Holding Trust	21,539,331	21,211,081	—	42,750,412
American Global Diversification Trust	20,429,162	26,486,537	—	46,915,699
American Global Growth Trust	4,954,278	—	—	4,954,278
American Global Small Capitalization Trust	997,297	—	—	997,297
American Growth Trust	25,553,554	17,529,689	—	43,083,243
American Growth-Income Trust	23,153,794	21,832,932	—	44,986,726
American High Income Bond Trust	2,973,926	—	—	2,973,926
American International Trust	37,211,389	20,712,273	—	57,923,662
American New World Trust	1,506,069	—	—	1,506,069
Blue Chip Growth Trust	9,661,405	50,965,506	—	60,626,911
Capital Appreciation Trust	4,778,347	—	—	4,778,347
Capital Appreciation Value Trust	823,428	—	—	823,428
Classic Value Trust	700,733	625,412	—	1,326,145
Core Allocation Plus Trust	349,333	—	—	349,333
Core Equity Trust	4,510,330	16,057,609	—	20,567,939
Disciplined Diversification Trust	1,181,752	—	—	1,181,752
Emerging Markets Value Trust	12,483,755	—	—	12,483,755
Emerging Small Company Trust	90,941	—	—	90,941
Equity-Income Trust	44,197,003	51,719,115	—	95,916,118

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	2008 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Financial Services Trust	$927,777	$6,376,132	—	$7,303,909
Franklin Templeton Founding Allocation Trust	36,604,866	20,920,379	—	57,525,245
Fundamental Value Trust	15,227,321	16,227,445	—	31,454,766
Global Trust	14,737,245	—	—	14,737,245
Global Allocation Trust	13,620,279	—	—	13,620,279
Global Real Estate Trust	28,867,803	—	—	28,867.803
Growth Equity Trust	198,044	—	—	198,044
Health Sciences Trust	3,504,464	1,612,114	—	5,116,578
Income & Value Trust	11,122,108	8,598,612	—	19,720,720
International Core Trust	62,443,362	12,146,664	—	74,590,026
International Opportunities Trust	34,725,923	10,394,126	—	45,120,049
International Small Cap Trust	11,351,644	6,513,656	—	17,865,300
International Small Company Trust	4,403,797	—	—	4,403,797
International Value Trust	48,402,532	42,738,492	—	91,141,024
Large Cap Trust	6,164,181	—	—	6,164,181
Large Cap Value Trust	6,796,012	—	—	6,796,012
Mid Cap Intersection Trust	264,463	—	—	264,463
Mid Cap Stock Trust	2,499,000	26,346,853	—	28,845,853
Mid Cap Value Trust	6,258,030	15,125,772	—	21,383,802
Mid Cap Value Equity Trust	1,496,205	1,880,452	—	3,376,657
Mid Value Trust	2,984,413	2,145,963	—	5,130,376
Mutual Shares Trust	4,791,983	—	—	4,791,983
Natural Resources Trust	3,786,858	24,850,145	—	28,637,003
Optimized All Cap Trust	14,481,412	129,937	—	14,611,349
Optimized Value Trust	12,983,093	—	—	12,983,093
Overseas Equity Trust	8,764,859	28,959,477	—	37,724,336
Pacific Rim Trust	3,513,284	1,479,995	—	4,993,279
Real Estate Equity Trust	6,037,357	—	—	6,037,357
Real Estate Securities Trust	16,385,614	7,065,236	—	23,450,850
Small Cap Growth Trust	—	3,061,424	—	3,061,424
Small Cap Intrinsic Value Trust	2,165,484	—	—	2,165,484
Small Cap Opportunities Trust	4,796,409	7,523,237	$575,052	12,894,698
Small Cap Value Trust	3,924,789	1,623,082	—	5,547,871
Small Company Trust	48,520	—	—	48,520
Small Company Growth Trust	1,479,123	2,601,503	—	4,080,626
Small Company Value Trust	4,409,597	9,516,835	—	13,926,432
U.S. Large Cap Trust	8,494,070	—	—	8,494,070
U.S. Multi Sector Trust	17,550,299	—	—	17,550,299
Utilities Trust	8,526,126	5,808,835	—	14,334,961
Value Trust	3,727,320	6,864,770	—	10,592,090
Value & Restructuring Trust	5,280,482	—	—	5,280,482
Vista Trust	1,611,740	1,954,106	—	3,565,846

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

3.  FINANCIAL INSTRUMENTS The Trust has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Trust to disclose information to assist investors in understanding how the Trust uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Trust’s financial position, results of operations and Statements of Changes in net assets. This disclosure for the period ended June 30, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Options  Each Portfolio of the Trust described in this report may purchase and sell put and call options on securities, securities indices, currencies, swaps (“swaptions”) and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Portfolios may use options to manage against possible changes in the market value of the Portfolios’ assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Portfolios’ unrealized gains. In addition, a Portfolio may use options to facilitate Portfolio investment transactions by protecting the Portfolio against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Using an independent source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

Writing puts and buying calls may increase the Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

During the period ended June 30, 2009, the Portfolios used options to enhance potential gain, hedge against anticipated changes in securities markets, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio. Notional amounts of purchased options held at June 30, 2009, are representative of the activity during the period. Purchased options held by the Portfolios at June 30, 2009, are detailed in the Portfolio of Investments.

The following summarizes the written options contracts activity during the period ended June 30, 2009:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Capital Appreciation Value Trust
Outstanding, beginning of period	166	$100,549
Options written	2,484	470,762
Option closed	(12)	(4,579)
Options expired	(1,059)	(216,751)
Outstanding, end of period	1,579	$349,981
Core Allocation Plus Trust
Outstanding, beginning of period	279	$14,965
Options written	46,057	501,766
Option closed	(26,599)	(219,513)
Options expired	(18,527)	(15,281)
Outstanding, end of period	1,210	$281,937
Health Sciences Trust
Outstanding, beginning of period	6,366	$3,511,093
Options written	8,864	3,104,594
Option closed	(5,044)	(2,503,574)
Options expired	(3,270)	(791,559)
Outstanding, end of period	6,916	$3,320,554
Mutual Shares Trust
Outstanding, beginning of period	202	$32,590
Options written	500	38,123
Option closed	—	—
Options expired	(202)	(32,590)
Outstanding, end of period	500	$38,123

The following summarizes the Trusts’ use of option contracts and the contracts held as of June 30, 2009:

Option on Securities

Capital Appreciation Value Trust

The Trust used options to hedge against potential changes in securities markets, enhance potential gain, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Capital Appreciation Value Trust	CALLS
	Coca Cola Company	$47.50	Jan 2010	91	$9,100	$25,480	($32,760)
	Heinz Company	40.00	Jan 2010	142	14,200	13,774	(7,100)
	Kellogg Company	45.00	Jan 2010	195	19,500	41,207	(72,150)
	Kohls Corp.	50.00	Jan 2010	136	13,600	67,379	(34,000)

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Capital Appreciation Value Trust, continued	CALLS
	Kraft Foods, Inc.	$27.50	Jan 2010	162	$16,200	$19,764	($12,960)
	Microsoft Corp.	22.50	Jan 2010	434	43,400	77,911	(129,332)
	Pepsi Company, Inc.	60.00	Jan 2010	75	7,500	17,580	(12,375)
	Procter and Gamble Company	60.00	Jan 2010	114	11,400	28,158	(6,840)
	Walmart Stores, Inc.	60.00	Jan 2010	230	23,000	58,728	(8,970)
				1,579	$157,900	$349,981	($316,487)

Core Allocation Plus Trust

The Trust used options contracts to enhance potential gain.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Core Allocation Plus Trust	CALLS
	Apple, Inc.	$100.00	Jul 2009	9	$900	$8,302	($38,340)
	BHP Billiton Ltd.	55.00	Jan 2010	56	5,600	45,192	(41,440)
	Cameco Corp.	22.50	Jan 2010	194	19,400	21,922	(104,760)
	Companhia Vale Do Rio Doce	20.00	Jan 2010	190	19,000	29,450	(32,680)
	Corning, Inc.	17.50	Nov 2009	20	2,000	2,720	(2,100)
	Corning, Inc.	15.00	Jan 2010	53	5,300	3,392	(12,985)
	Corning, Inc.	17.50	Jan 2010	105	10,500	14,430	(14,175)
	Electronic Arts, Inc.	25.00	Jan 2010	89	8,900	14,791	(14,240)
	Google, Inc.	390.00	Sep 2009	3	300	4,890	(12,540)
	Humana, Inc.	50.00	Aug 2009	33	3,300	10,626	(165)
	New Oriental Education & Technology	80.00	Jan 2010	16	1,600	4,352	(6,400)
	New Oriental Education & Technology	70.00	Jan 2010	13	1,300	5,363	(10,010)
	New Oriental Education & Technology	55.00	Jan 2010	19	1,900	9,690	(31,160)
	Shanda Interactive Entertainment, Ltd.	70.00	Jan 2010	31	3,100	8,773	(7,440)
	Shanda Interactive Entertainment, Ltd.	45.00	Jan 2010	67	6,700	20,117	(76,715)
	Sina Corp.	35.00	Jan 2010	135	13,500	26,267	(36,113)
	Sina Corp.	40.00	Jan 2010	48	4,800	7,824	(6,840)
	Sohu.com, Inc.	65.00	Sep 2009	19	1,900	5,463	(9,690)
	Sohu.com, Inc.	90.00	Jan 2010	14	1,400	5,139	(2,905)
	Sohu.com, Inc.	80.00	Jan 2010	39	3,900	19,573	(15,015)
	Verisign, Inc.	25.00	Jan 2010	57	5,700	13,661	(2,850)
				1,210	$121,000	$281,937	($478,563)

Health Sciences Trust

The Trust used options to hedge against potential changes in securities markets, enhance potential gain, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Health Sciences Trust	CALLS
	Acorda Therapeutics, Inc.	$30.00	Oct 2009	23	$2,300	$4,531	($10,810)
	Acorda Therapeutics, Inc.	50.00	Jan 2010	17	1,700	8,619	(3,145)
	Aetna, Inc.	35.00	Jan 2010	26	2,600	3,172	(2,340)
	Alexion Pharmaceuticals, Inc.	45.00	Aug 2009	22	2,200	6,301	(2,970)
	Allergan, Inc.	60.00	Jan 2010	44	4,400	9,803	(4,510)
	Amerigroup Corp.	35.00	Jan 2010	72	7,200	19,584	(8,640)
	Amerigroup Corp.	40.00	Jan 2010	39	3,900	8,238	(1,950)
	Amgen, Inc.	62.50	Jan 2010	49	4,900	9,898	(9,800)
	Baxter International, Inc.	70.00	Jan 2010	24	2,400	5,928	(720)
	Baxter International, Inc.	75.00	Jan 2010	24	2,400	3,768	(240)
	Baxter International, Inc.	55.00	Jan 2010	50	5,000	8,850	(16,750)
	Biogen Idec, Inc.	50.00	Aug 2009	70	7,000	20,226	(6,650)
	Celgene Corp.	60.00	Jan 2010	17	1,700	2,882	(2,678)
	Cephalon, Inc.	90.00	Aug 2009	19	1,900	6,422	(95)
	Cephalon, Inc.	85.00	Aug 2009	48	4,800	7,421	(480)
	Cephalon, Inc.	80.00	Aug 2009	23	2,300	5,221	(230)
	Cephalon, Inc.	90.00	Jan 2010	2	200	334	(20)
	Cerner Corp.	70.00	Jan 2010	12	1,200	2,964	(4,560)
	Cigna Corp.	30.00	Jan 2010	19	1,900	4,518	(3,848)
	Community Health Systems, Inc.	20.00	Sep 2009	46	4,600	5,382	(28,520)
	Community Health Systems, Inc.	30.00	Jan 2010	84	8,400	18,380	(21,420)
	Community Health Systems, Inc.	40.00	Jan 2010	49	4,900	5,733	(2,695)
	Covance, Inc.	50.00	Aug 2009	24	2,400	6,103	(5,880)

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Health Sciences Trust (continued)	CALLS
	Covance, Inc.	$45.00	Aug 2009	27	$2,700	$4,509	($14,850)
	Covance, Inc.	50.00	Jan 2010	17	1,700	3,179	(8,330)
	Covance, Inc.	60.00	Jan 2010	6	600	1,062	(1,050)
	Covidien Ltd.	45.00	Jan 2010	95	9,500	19,493	(6,888)
	CVS Caremark Corp.	35.00	Jan 2010	96	9,600	18,432	(14,400)
	Dentsply International, Inc.	35.00	Jul 2009	40	4,000	4,280	(400)
	Dentsply International, Inc.	35.00	Jan 2010	14	1,400	3,388	(1,470)
	Elan Corp. PLC	10.00	Jan 2010	49	4,900	5,487	(2,450)
	Express Scripts, Inc.	70.00	Jan 2010	37	3,700	7,309	(23,273)
	Express Scripts, Inc.	75.00	Jan 2010	46	4,600	10,787	(20,240)
	Genzyme Corp.	75.00	Jan 2010	38	3,800	5,396	(1,900)
	Gilead Sciences, Inc.	57.50	Aug 2009	61	6,100	8,357	(610)
	Gilead Sciences, Inc.	55.00	Nov 2009	67	6,700	15,585	(6,030)
	Gilead Sciences, Inc.	60.00	Nov 2009	134	13,400	19,105	(3,886)
	Gilead Sciences, Inc.	52.50	Nov 2009	22	2,200	3,784	(3,410)
	Gilead Sciences, Inc.	55.00	Jan 2010	37	3,700	6,131	(5,365)
	Gilead Sciences, Inc.	65.00	Jan 2010	144	14,400	37,728	(3,600)
	Gilead Sciences, Inc.	60.00	Jan 2010	157	15,700	28,872	(9,813)
	Humana, Inc.	30.00	Aug 2009	56	5,600	10,482	(20,216)
	Humana, Inc.	40.00	Jan 2010	46	4,600	7,912	(7,360)
	IDEXX Laboratories, Inc.	50.00	Oct 2009	17	1,700	2,584	(3,230)
	Illumina, Inc.	50.00	Jan 2010	69	6,900	14,628	(9,315)
	Immucor Corp.	30.00	Sep 2009	16	1,600	1,819	(160)
	Intuitive Surgical, Inc.	150.00	Jul 2009	26	2,600	17,630	(38,740)
	Intuitive Surgical, Inc.	110.00	Jul 2009	14	1,400	14,951	(75,245)
	Intuitive Surgical, Inc.	120.00	Jul 2009	9	900	5,502	(39,780)
	Intuitive Surgical, Inc.	180.00	Jul 2009	12	1,200	4,523	(1,440)
	Laboratory Corp. of America Holdings	70.00	Jan 2010	23	2,300	4,531	(8,970)
	Mckesson Corp.	60.00	Jan 2010	47	4,700	9,259	(1,058)
	Mckesson Corp.	50.00	Jan 2010	37	3,700	4,164	(6,383)
	Medco Health Solutions, Inc.	60.00	Jan 2010	72	7,200	18,194	(3,600)
	Medtronic, Inc.	45.00	Jan 2010	48	4,800	5,136	(2,640)
	Merck & Company, Inc.	35.00	Jul 2009	73	7,300	7,446	(365)
	Merck & Company, Inc.	30.00	Oct 2009	66	6,600	6,534	(6,534)
	Mindray Medical International Ltd.	30.00	Jan 2010	86	8,600	15,917	(25,800)
	Monsanto Company	105.00	Jul 2009	23	2,300	5,106	(115)
	Monsanto Company	100.00	Oct 2009	28	2,800	12,236	(1,400)
	Monsanto Company	105.00	Jan 2010	45	4,500	27,314	(4,725)
	Monsanto Company	100.00	Jan 2010	83	8,300	42,538	(12,865)
	Myriad Genetics, Inc.	45.00	Jan 2010	37	3,700	8,590	(4,255)
	OSI Pharmaceuticals, Inc.	45.00	Oct 2009	2	200	364	(30)
	OSI Pharmaceuticals, Inc.	35.00	Jan 2010	19	1,900	3,223	(3,135)
	Pharmerica Corp.	22.50	Dec 2009	69	6,900	10,161	(8,108)
	Schein Henry, Inc.	45.00	Jul 2009	23	2,300	2,346	(6,958)
	St. Jude Medical, Inc.	45.00	Jan 2010	70	7,000	11,938	(16,800)
	Stericycle, Inc.	60.00	Nov 2009	50	5,000	7,850	(5,250)
	Teva Pharmaceutical Industries, Ltd.	52.50	Dec 2009	20	2,000	2,040	(3,050)
	Unitedhealth Group, Inc.	35.00	Jan 2010	16	1,600	2,368	(920)
	Vertex Pharmaceuticals, Inc.	40.00	Oct 2009	69	6,900	14,973	(11,730)
	WellPoint, Inc.	65.00	Dec 2009	95	9,500	14,108	(12,350)
	WellPoint, Inc.	60.00	Jan 2010	68	6,800	19,912	(18,700)
	WellPoint, Inc.	55.00	Jan 2010	23	2,300	6,141	(10,120)
	Wyeth	45.00	Jul 2009	170	17,000	24,560	(17,000)
	Wyeth	50.00	Jan 2010	248	24,800	31,824	(21,080)
	Xenoport, Inc.	40.00	Sep 2009	2	200	374	(40)
	Zimmer Holdings, Inc.	60.00	Jan 2010	21	2,100	2,877	(578)
				3,788	$378,800	$779,217	($676,961)

	PUTS
	Abbott Labs	$50.00	Jan 2010	9	$900	$8,883	($5,310)
	Abbott Labs	55.00	Jan 2010	14	1,400	11,268	(13,510)
	Abbott Labs	60.00	Jan 2010	31	3,100	34,897	(44,950)
	Aetna, Inc.	25.00	Jan 2010	11	1,100	7,716	(4,180)
	Alcon, Inc.	170.00	Jan 2010	15	1,500	38,849	(80,925)
	Alexion Pharmaceuticals, Inc.	35.00	Aug 2009	5	500	3,135	(400)

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Health Sciences Trust (continued)	PUTS
	Alexion Pharmaceuticals, Inc.	$30.00	Aug 2009	9	$900	$3,393	($135)
	Alexion Pharmaceuticals, Inc.	40.00	Aug 2009	12	1,200	5,560	(2,850)
	Alexion Pharmaceuticals, Inc.	32.50	Jan 2010	4	400	2,148	(810)
	Alexion Pharmaceuticals, Inc.	40.00	Jan 2010	17	1,700	11,143	(7,990)
	AMAG Pharmaceuticals, Inc.	55.00	Jan 2010	20	2,000	22,939	(17,600)
	Amerigroup Corp.	35.00	Jan 2010	30	3,000	29,785	(27,900)
	Amerigroup Corp.	40.00	Jan 2010	31	3,100	40,073	(41,850)
	Amerigroup Corp.	30.00	Jan 2010	40	4,000	29,153	(22,800)
	Amgen, Inc.	50.00	Jul 2009	5	500	2,535	(215)
	Amgen, Inc.	55.00	Jan 2010	14	1,400	15,808	(9,170)
	Amgen, Inc.	60.00	Jan 2010	27	2,700	36,120	(25,853)
	Amgen, Inc.	50.00	Jan 2010	27	2,700	20,064	(11,340)
	Amylin Pharmaceuticals, Inc.	25.00	Jan 2010	30	3,000	21,810	(35,550)
	Amylin Pharmaceuticals, Inc.	20.00	Jan 2010	31	3,100	18,197	(23,095)
	Amylin Pharmaceuticals, Inc.	15.00	Jan 2010	45	4,500	25,034	(16,650)
	Baxter International, Inc.	75.00	Jan 2010	10	1,000	10,970	(22,500)
	Baxter International, Inc.	70.00	Jan 2010	26	2,600	24,657	(46,150)
	Becton, Dickinson & Company	70.00	Sep 2009	14	1,400	9,058	(3,570)
	Boston Scientific Corp.	12.50	Jan 2010	66	6,600	18,128	(19,140)
	Bristol Myers Squibb Company	20.00	Jan 2010	22	2,200	9,614	(4,576)
	Bristol Myers Squibb Company	25.00	Jan 2010	60	6,000	35,420	(34,650)
	C.R. Bard, Inc.	70.00	Jan 2010	8	800	5,315	(3,000)
	C.R. Bard, Inc.	75.00	Jan 2010	8	800	7,164	(4,720)
	C.R. Bard, Inc.	80.00	Jan 2010	21	2,100	21,357	(18,270)
	Cardinal Health, Inc.	45.00	Jan 2010	26	2,600	24,622	(38,350)
	Catalyst Health Solutions, Inc.	20.00	Sep 2009	22	2,200	8,624	(880)
	Celgene Corp.	40.00	Jan 2010	9	900	7,443	(2,340)
	Celgene Corp.	55.00	Jan 2010	10	1,000	13,070	(9,900)
	Celgene Corp.	70.00	Jan 2010	21	2,100	32,504	(47,250)
	Celgene Corp.	50.00	Jan 2010	37	3,700	45,914	(25,160)
	Cephalon, Inc.	90.00	Jan 2010	1	100	1,727	(3,325)
	Cephalon, Inc.	60.00	Jan 2010	20	2,000	14,740	(14,700)
	Cerner Corp.	60.00	Jan 2010	7	700	5,719	(4,620)
	Cerner Corp.	70.00	Jan 2010	7	700	10,339	(8,540)
	Cigna Corp.	20.00	Jan 2010	23	2,300	10,523	(5,290)
	Cigna Corp.	25.00	Jan 2010	28	2,800	21,195	(13,020)
	Community Health Systems, Inc.	22.50	Sep 2009	9	900	1,323	(1,395)
	Community Health Systems, Inc.	30.00	Jan 2010	50	5,000	31,349	(34,750)
	Covidien Ltd.	35.00	Jan 2010	1	100	377	(230)
	Covidien Ltd.	50.00	Jan 2010	40	4,000	30,005	(51,000)
	Covidien Ltd.	55.00	Jan 2010	50	5,000	41,358	(88,750)
	CVS Caremark Corp.	35.00	Jan 2010	44	4,400	25,057	(20,680)
	CVS Caremark Corp.	30.00	Jan 2010	55	5,500	32,805	(11,550)
	Davita, Inc.	50.00	Jan 2010	28	2,800	23,313	(13,020)
	Edwards Lifesciences Corp.	55.00	Jan 2010	3	300	1,941	(518)
	Edwards Lifesciences Corp.	65.00	Jan 2010	3	300	1,791	(1,365)
	Elan Corp. PLC	25.00	Jan 2010	32	3,200	25,631	(59,680)
	Elan Corp. PLC	20.00	Jan 2010	49	4,900	22,393	(66,640)
	Eli Lilly & Company	40.00	Jan 2010	28	2,800	19,516	(20,160)
	Express Scripts, Inc.	55.00	Jan 2010	5	500	4,635	(1,188)
	Express Scripts, Inc.	65.00	Jan 2010	9	900	10,478	(5,040)
	Express Scripts, Inc.	60.00	Jan 2010	16	1,600	14,947	(5,920)
	Express Scripts, Inc.	70.00	Jan 2010	36	3,600	48,017	(27,900)
	Express Scripts, Inc.	80.00	Jan 2010	43	4,300	70,639	(60,415)
	Forest Laboratories	40.00	Jan 2010	2	200	1,634	(3,000)
	Genzyme Corp.	50.00	Jan 2010	12	1,200	8,964	(3,960)
	Genzyme Corp.	75.00	Jan 2010	14	1,400	19,658	(27,650)
	Genzyme Corp.	60.00	Jan 2010	14	1,400	15,068	(11,130)
	Gilead Sciences, Inc.	45.00	Aug 2009	5	500	2,485	(750)
	Gilead Sciences, Inc.	45.00	Nov 2009	14	1,400	8,347	(4,130)
	Gilead Sciences, Inc.	52.50	Nov 2009	26	2,600	18,382	(18,382)
	Gilead Sciences, Inc.	45.00	Jan 2010	7	700	4,389	(2,590)
	Gilead Sciences, Inc.	55.00	Jan 2010	9	900	8,613	(8,613)
	Gilead Sciences, Inc.	60.00	Jan 2010	21	2,100	26,397	(28,980)
	Healthways, Inc.	20.00	Nov 2009	39	3,900	30,302	(26,520)
	Humana, Inc.	45.00	Aug 2009	9	900	7,083	(11,475)
	Humana, Inc.	30.00	Aug 2009	14	1,400	6,158	(2,380)
	Illumina, Inc.	30.00	Jan 2010	14	1,400	10,008	(2,170)

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Health Sciences Trust (continued)	PUTS
	Illumina, Inc.	$35.00	Jan 2010	14	$1,400	$10,738	($4,480)
	Illumina, Inc.	40.00	Jan 2010	18	1,800	14,913	(9,810)
	Illumina, Inc.	45.00	Jan 2010	39	3,900	45,591	(33,150)
	Immucor Corp.	12.50	Jan 2010	45	4,500	7,965	(6,525)
	Intuitive Surgical, Inc.	120.00	Jul 2009	4	400	6,268	(50)
	Intuitive Surgical, Inc.	140.00	Jul 2009	8	800	7,826	(464)
	Intuitive Surgical, Inc.	115.00	Jul 2009	9	900	11,943	(90)
	Intuitive Surgical, Inc.	200.00	Jan 2010	5	500	22,835	(23,425)
	Intuitive Surgical, Inc.	120.00	Jan 2010	9	900	32,463	(6,930)
	Johnson & Johnson	60.00	Jan 2010	10	1,000	6,420	(5,900)
	Johnson & Johnson	55.00	Jan 2010	14	1,400	10,710	(4,480)
	Laboratory Corp. of America Holdings	55.00	Jan 2010	9	900	5,373	(1,035)
	Laboratory Corp. of America Holdings	60.00	Jan 2010	29	2,900	20,702	(6,163)
	Life Technologies Corp.	35.00	Jan 2010	13	1,300	8,086	(2,503)
	Life Technologies Corp.	45.00	Jan 2010	23	2,300	17,181	(14,145)
	Mckesson Corp.	45.00	Jan 2010	14	1,400	9,338	(6,580)
	Mckesson Corp.	40.00	Jan 2010	14	1,400	9,428	(3,605)
	Medco Health Solutions, Inc.	35.00	Jan 2010	5	500	3,485	(575)
	Medco Health Solutions, Inc.	45.00	Jan 2010	14	1,400	11,146	(5,880)
	Medco Health Solutions, Inc.	55.00	Jan 2010	32	3,200	39,614	(33,760)
	Medicines Company	15.00	Oct 2009	26	2,600	15,690	(17,420)
	Medtronic, Inc.	40.00	Jan 2010	21	2,100	18,117	(15,015)
	Medtronic, Inc.	35.00	Jan 2010	28	2,800	21,291	(11,060)
	Medtronic, Inc.	30.00	Jan 2010	34	3,400	21,453	(6,290)
	Merck & Company, Inc.	20.00	Jan 2010	22	2,200	7,854	(1,210)
	Momenta Pharmaceuticals, Inc.	15.00	Jan 2011	13	1,300	10,588	(9,945)
	Monsanto Company	75.00	Jan 2010	4	400	3,628	(3,668)
	Monsanto Company	120.00	Jan 2010	15	1,500	42,855	(69,150)
	Monsanto Company	140.00	Jan 2010	55	5,500	201,844	(361,896)
	Mylan, Inc.	15.00	Jan 2010	9	900	4,113	(2,543)
	Onyx Pharmaceuticals, Inc.	30.00	Jan 2010	27	2,700	18,766	(14,175)
	OSI Pharmaceuticals, Inc.	35.00	Jan 2010	41	4,100	31,426	(32,390)
	Pfizer, Inc.	17.50	Jan 2010	185	18,500	76,374	(61,050)
	Schein Henry, Inc.	45.00	Jul 2009	9	900	4,905	(270)
	Schein Henry, Inc.	35.00	Jan 2010	3	300	1,281	(180)
	Schein Henry, Inc.	45.00	Jan 2010	4	400	2,728	(1,080)
	Schein Henry, Inc.	30.00	Jan 2010	5	500	2,635	(150)
	Schein Henry, Inc.	60.00	Jan 2010	13	1,300	17,051	(16,510)
	Schering-Plough Corp.	15.00	Jan 2010	31	3,100	11,696	(465)
	Schering-Plough Corp.	20.00	Jan 2010	46	4,600	9,027	(2,530)
	Schering-Plough Corp.	25.00	Jan 2010	46	4,600	14,614	(8,625)
	Sepracor, Inc.	15.00	Jan 2010	28	2,800	14,021	(3,990)
	St. Jude Medical, Inc.	35.00	Jan 2010	40	4,000	22,918	(7,100)
	Stericycle, Inc.	50.00	Aug 2009	5	500	2,910	(825)
	Stryker Corp.	35.00	Jan 2010	37	3,700	18,659	(7,030)
	Teva Pharmaceutical Industries, Ltd.	52.50	Dec 2009	43	4,300	20,933	(20,933)
	Teva Pharmaceutical Industries, Ltd.	40.00	Jan 2010	28	2,800	12,796	(1,820)
	United Therapeutics Corp.	60.00	Jan 2010	6	600	9,436	(2,760)
	Unitedhealth Group, Inc.	25.00	Jan 2010	20	2,000	8,540	(7,000)
	Universal Health Services, Inc.	60.00	Oct 2009	18	1,800	19,026	(21,420)
	Valeant Pharmaceuticals International	20.00	Jan 2010	26	2,600	15,002	(2,080)
	Vertex Pharmaceuticals, Inc.	20.00	Jan 2010	14	1,400	7,658	(700)
	Vertex Pharmaceuticals, Inc.	35.00	Jan 2016	10	1,000	8,970	(4,750)
	Walgreen Company	40.00	Jan 2010	141	14,100	135,613	(153,690)
	WellPoint, Inc.	55.00	Jan 2010	4	400	3,347	(3,400)
	WellPoint, Inc.	30.00	Jan 2010	8	800	4,456	(500)
	WellPoint, Inc.	50.00	Jan 2010	9	900	8,973	(5,265)
	Wright Medical Group, Inc.	15.00	Aug 2009	21	2,100	7,287	(1,523)
	Wright Medical Group, Inc.	20.00	Nov 2009	20	2,000	9,501	(9,000)
	Wyeth	45.00	Jul 2009	24	2,400	9,048	(1,800)
	Wyeth	45.00	Jan 2010	30	3,000	18,210	(9,000)
	Wyeth	50.00	Jan 2010	39	3,900	29,710	(22,425)
	Zimmer Holdings, Inc.	70.00	Jan 2010	8	800	7,416	(21,960)
	Zimmer Holdings, Inc.	40.00	Jan 2010	10	1,000	7,270	(3,200)
				3,128	$312,800	$2,541,337	($2,462,308)

FINANCIAL INSTRUMENTS, CONTINUED

Mutual Shares Trust

The Trust used options to enhance potential gain, hedge against anticipated changes in securities markets, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Mutual Shares Trust	CALLS
	Microsoft Corp.	$22.00	Jul 2009	500	$50,000	$38,123	($98,500)
				500	$50,000	$38,123	($98,500)

Futures  All Portfolios of the Trust described in this report may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. A Portfolio uses futures contracts to manage against a decline in the value of securities owned by the Portfolio due to anticipated interest rate, currency or market changes. In addition, the Portfolio will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Portfolio may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Portfolio to invest in the underlying securities over time. Investing in index futures also permits the Portfolio to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Notional amounts of futures contracts at June 30, 2009 are representative of futures contracts activities during the period ended June 30, 2009.

The following is a summary of open futures contracts at June 30, 2009:

All Cap Core Trust

The Trust used equity index futures to equitize cash while keeping transaction costs low.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
All Cap Core Trust	Russell 2000 Mini Index Futures	335	Long	Sep 2009	$16,991,200	($503,994)
	S&P 500 E Mini Index Futures	91	Long	Sep 2009	4,165,525	(111,501)
					$21,156,725	($615,495)

Balanced Trust

The Trust used futures contracts to enhance potential gain, hedge against anticipated changes in securities markets and gain exposure to certain securities markets of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Balanced Trust	MSCI EAFE EMini Index Futures	28	Long	Sep 2009	$1,824,060	($43,680)
	Russell 2000 Mini Index Futures	17	Long	Sep 2009	862,240	(17,010)
					$2,686,300	($60,690)

Core Allocation Plus Trust

The Trust used futures to gain exposure to certain securities markets, manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Core Allocation Plus Trust	Dow Jones EURO STOXX 50 Index Futures	19	Long	Sep 2009	$455,620	$2,884
	MSCI EAFE E-Mini Index Futures	119	Long	Sep 2009	7,752,255	(151,945)
	S&P 500 E-Mini Index Futures	178	Long	Sep 2009	8,147,950	(78,009)
	S&P TSE 60 Index Futures	1	Long	Sep 2009	125,420	5,602
	U.S. Treasury 30-Year Bond Futures	10	Long	Sep 2009	1,183,594	(3,922)
	U.S. Treasury 5-Year Note Futures	6	Long	Sep 2009	688,313	(9,810)
	FTSE 100 Index Futures	1	Short	Sep 2009	(42,180)	126
	TOPIX Index Futures	1	Short	Sep 2009	(9,245,000)	208
	U.S. Treasury 10-Year Note Futures	2	Short	Sep 2009	(232,531)	(286)
					$8,833,441	($235,152)

FINANCIAL INSTRUMENTS, CONTINUED

Global Allocation Trust

The Trust used futures contracts to enhance potential gain, hedge against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and maintain the diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Allocation Trust	AEX Index Futures	28	Long	Jul 2009	$1,998,948	$7,361
	Dow Jones EURO STOXX 50 Index Futures	175	Long	Sep 2009	5,887,057	(75,312)
	FTSE 100 Index Futures	84	Long	Sep 2009	5,829,139	(113,183)
	FTSE MIB Index Futures	14	Long	Sep 2009	1,874,431	707
	German Euro Bond Futures	53	Long	Sep 2009	9,002,420	152,827
	Nikkei 225 Index Futures	29	Long	Sep 2009	2,989,256	5,870
	S&P 500 Index Futures	42	Long	Sep 2009	9,612,750	(210,647)
	U.K. Long Gilt Bond Futures	11	Long	Sep 2009	2,136,917	12,095
	U.S. Treasury 10 -Year Note Futures	84	Long	Sep 2009	9,766,313	123,031
	U.S. Treasury 30-Year Bond Futures	33	Long	Sep 2009	3,905,858	84,283
	ASX SPI 200 Index Futures	18	Short	Sep 2009	1,414,541	46,004
	DAX Index Futures	12	Short	Sep 2009	2,028,310	9,383
	Hang Seng Index Futures	4	Short	Jul 2009	475,352	(8,583)
	S&P/TSE 60 Index Futures	26	Short	Sep 2009	2,803,525	73,284
	U.S. Treasury 2 -Year Note Futures	125	Short	Sep 2009	27,027,344	(71,484)
					$86,752,161	$35,636

International Core Trust

The Trust used futures contracts to enhance potential gain, hedge against anticipated changes in securities markets, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core Trust	CAC 40 Index Futures	184	Long	Jul 2009	$8,094,777	($249,582)
	DAX Index Futures	74	Long	Sep 2009	12,507,909	(244,174)
	FTSE 100 Index Futures	136	Long	Sep 2009	9,437,654	(228,569)
	FTSE MIB Index Futures	83	Long	Sep 2009	11,112,698	(307,081)
	Topix Index Futures	108	Long	Sep 2009	10,364,457	9,566
	ASX SPI 200 Index Futures	26	Short	Sep 2009	2,043,226	2,022
	Hang Seng Index Futures	58	Short	Jul 2009	6,892,601	9,779
	IBEX 35 Index Futures	90	Short	Jul 2009	12,268,337	(292,227)
	S&P/TSE 60 Index Futures	149	Short	Sep 2009	16,066,354	(155,347)
					$88,788,013	($1,455,613)

Mid Cap Intersection Trust

The Trust used futures contracts to gain exposure to certain securities markets.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Mid Cap Intersection Trust	S&P Midcap 400 E-Mini Index Futures	2	Long	Sep 2009	$115,340	($2,476)
					$115,340	($2,476)

Smaller Company Growth Trust

The Trust used equity index futures to equitize cash while keeping transaction costs low.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATe	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Smaller Company Growth Trust	Russell 2000 Mini Index Futures	6	Long	Sep 2009	$304,320	$1,527
					$304,320	$1,527

U.S. Multi Sector Trust

The Trust used futures contracts to hedge against anticipated changes in securities markets, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
U.S. Multi Sector Trust	E-Mini S&P 500 Index Futures	345	Long	Sep 2009	$15,792,375	($432,109)
					$15,792,375	($432,109)

FINANCIAL INSTRUMENTS, CONTINUED

Swap Contracts  All Portfolios of the Trust described in this report may enter into interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks, to gain exposure in lieu of buying in the physical market, or to enhance income. Swaps are privately negotiated agreements between counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, the Portfolio will hold cash and/or liquid securities equal to the net amount of the Portfolio’s exposure, in order to satisfy the Portfolio’s obligations in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Portfolio’s Statements of Assets and Liabilities. If market quotations are not readily available or deemed reliable, certain swaps may be fair valued in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that a counterparty may default on its obligation under the swap or disagree as to the meaning of the swap’s terms, and that there may be unfavorable interest changes. The Portfolio may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Portfolios are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over the counter derivative transactions, which may include foreign exchange derivative transactions, entered into a Portfolio and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, as well as a Credit Support Annex (“CSA”) that accompanies a schedule to ISDA Master Agreements provisions outlining the general obligations for Portfolios and counterparties relating to events of default, termination events and other standard provisions. Termination events may include a decline in a Portfolio’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle the counterparty to elect to terminate early and calculate damages based on that termination, with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact to the financial statements of a Portfolio.

Credit Default Swap Agreements

Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller) receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Portfolio may enter into CDS in which the Portfolio may act as the Buyer or Seller. By acting as the Seller, in circumstances in which the Portfolio does not hold offsetting cash equivalent positions equaling the notional amount of the swap, the Portfolio effectively incurs economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

If the Portfolio is the Seller and a credit event occurs, the Portfolio will either pay to the Buyer the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or securities comprising the referenced index, or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or securities comprising the referenced index. If the Portfolio is the Buyer of protection and a credit event occurs the Portfolio will either receive an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations, or securities comprising the referenced index, or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers, considering either industry standard recovery rates or entity specific factors and considerations, until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues, sovereign issues of an emerging country and asset-backed securities involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific referenced obligation, as performance for asset-backed securities can vary. Prepayments, principal paydowns and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent. The Portfolio may use CDS on these types of securities to provide a measure of protection against the issuer’s defaults or to take an active long or short position with respect to the likelihood of default.

CDS agreements on credit indices involve the Buyer making a stream of payments to the seller in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every year, and for most indices, each name has an equal weight in the index. The Portfolio may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, and are disclosed in the table below. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of June 30, 2009 for which the Portfolio is the Seller are disclosed in the footnotes to the tables below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received, or net amounts received from the settlement of buy protection CDS agreements entered into by the Portfolio for the same referenced entity or entities.

FINANCIAL INSTRUMENTS, CONTINUED

The following summarizes the contracts the Portfolios held as Buyer of protection, as of June 30, 2009:

Core Allocation Plus Trust

The Trust used credit default swaps to hedge against potential credit events and to gain exposure to a credit index.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Core Allocation Plus Trust
	Goldman Sachs International	CDS USD SP 1.75% 12-20-13	$50,000	USD	$50,000	(1.750%)	Dec 2013	—	$3,917	$3,917
									$3,917	$3,917

CDS notional amounts at the period ended June 30, 2009, (in USD) are representative of the activity during this period.

Forward Foreign Currency Contracts  All Portfolios of the Trust described in this report may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, a Portfolio may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to a Portfolio’s securities denominated or generally quoted in a specific currency. A Portfolio may utilize currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which a Portfolio has or expects to have an exposure. A Portfolio may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which a Portfolio is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Portfolio’s securities are (or are expected to be) denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Portfolio’s securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. A Portfolio could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, a Portfolio could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Portfolio assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

The following summarizes the foreign currency exchange contracts held as of June 30, 2009:

Core Allocation Plus Trust

The Trust used forward foreign currency contracts to hedge against potential currency exchange rate and to gain exposure to foreign currency.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Core Allocation Plus Trust	BUYS
	Australian Dollar	196,000	$139,983	7/24/2009	$17,696
	Brazilian Real	312,000	140,225	7/24/2009	18,371
	Canadian Dollar	235,000	204,602	9/17/2009	(2,468)
	Euro	476,000	670,256	9/18/2009	(2,600)
	Japanese Yen	54,466,000	572,796	9/10/2009	(6,955)
	Mexican Peso	1,905,000	143,287	7/24/2009	935
	Mexican Peso	800,000	59,446	9/17/2009	655
	Mexican Peso	4,200,000	312,523	9/17/2009	3,011
	New Zealand Dollar	520,000	324,610	9/16/2009	9,319
	Norwegian Krone	917,000	133,686	7/24/2009	8,847
	Philippine Peso	4,384,000	89,707	7/24/2009	1,204
	Polish Zloty	470,000	142,606	7/24/2009	5,278
	Pound Sterling	200,000	326,010	9/16/2009	2,986
	Pound Sterling	335,000	551,243	9/18/2009	(178)
	South Korean Won	187,934,000	141,336	7/24/2009	7,114
	Swiss Franc	416,000	363,204	7/24/2009	19,773
			$4,315,520		$82,988

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Core Allocation Plus Trust (continued)	SELLS
	Australian Dollar	196,000	$139,552	7/24/2009	($18,127)
	Brazilian Real	312,000	139,099	7/24/2009	(19,495)
	Brazilian Real	283,000	140,775	9/16/2009	(1,574)
	Brazilian Real	282,000	142,424	9/16/2009	578
	Canadian Dollar	250,000	217,095	9/17/2009	2,059
	Canadian Dollar	131,000	115,985	9/17/2009	3,306
	Euro	360,000	506,592	9/18/2009	1,643
	Euro	344,000	475,855	9/18/2009	(6,652)
	Japanese Yen	27,636,000	281,034	9/10/2009	(6,074)
	Japanese Yen	36,760,000	385,406	9/10/2009	3,510
	Japanese Yen	32,000,000	331,467	9/16/2009	(1,001)
	Mexican Peso	1,905,000	136,496	7/24/2009	(7,726)
	Norwegian Krone	917,000	136,234	7/24/2009	(6,300)
	Philippine Peso	4,384,000	89,069	7/24/2009	(1,842)
	Polish Zloty	470,000	135,232	7/24/2009	(12,651)
	Pound Sterling	253,000	417,121	9/18/2009	944
	Pound Sterling	131,000	214,316	9/18/2009	(1,175)
	South Korean Won	187,934,000	139,936	7/24/2009	(8,514)
	Swiss Franc	416,000	357,164	7/24/2009	(25,813)
			$4,500,852		($104,904)

Global Allocation Trust

The Trust used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Allocation Trust	BUYS
	Australian Dollar	1,345,000	$1,034,440	9/2/2009	$44,412
	Canadian Dollar	4,980,000	4,422,862	9/2/2009	(139,617)
	Euro	760,000	1,065,723	9/2/2009	366
	Euro	1,265,000	1,762,145	9/2/2009	12,333
	Japanese Yen	824,200,000	8,716,159	9/2/2009	(154,457)
	Japanese Yen	88,700,000	905,592	9/2/2009	15,814
	Pound Sterling	630,000	1,005,663	9/2/2009	30,731
	Swedish Krona	65,200,000	8,583,464	9/2/2009	(132,997)
	Swiss Franc	880,000	812,250	9/2/2009	(1,706)
			$28,308,298		($325,121)

	SELLS
	Euro	1,265,000	$1,755,542	9/2/2009	($18,936)
	Hong Kong Dollar	7,340,000	947,586	9/2/2009	(26)
	Singapore Dollar	1,125,000	773,728	9/2/2009	(2,809)
	Swiss Franc	2,200,000	2,025,307	9/2/2009	(1,054)
	Swiss Franc	1,895,000	1,737,814	9/2/2009	(7,619)
			$7,239,977		($30,444)

Global Real Estate Trust

The Trust used forward foreign currency contracts to hedge against anticipated currency exchange rates.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Real Estate Trust	BUYS
	Canadian Dollar	98,000	$84,599	7/31/2009	($333)
	Euro	160,000	223,200	7/31/2009	1,257
	Pound Sterling	170,000	279,016	7/31/2009	661
			$586,815		$1,585

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Real Estate Trust (continued)	SELLS
	Australian Dollar	1,214,000	$961,682	7/31/2009	($14,456)
	Canadian Dollar	533,000	463,547	7/31/2009	5,239
	Euro	790,000	1,112,999	7/31/2009	4,741
	Indonesian Rupiah	1,961,000	3,225,002	7/31/2009	(1,146)
	Japanese Yen	249,000,000	2,616,065	7/31/2009	30,459
	Philippine Peso	1,449,000	29,741	7/31/2009	(287)
	Pound Sterling	340,000,000	31,540	7/31/2009	(1,563)
	Singapore Dollar	846,000	581,743	7/31/2009	(2,244)
			$9,022,319		$20,743

International Core Trust

The Trust used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currency and maintain the diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core Trust	BUYS
	Euro	353,295	$495,535	8/21/2009	$65
	Japanese Yen	195,399,007	2,041,638	8/21/2009	(12,132)
	Japanese Yen	740,143,898	7,739,500	8/21/2009	(52,021)
	Japanese Yen	740,143,898	7,786,112	8/21/2009	(98,633)
	New Zealand Dollar	6,579,599	4,172,880	8/21/2009	59,456
	Pound Sterling	6,399,173	10,491,291	8/21/2009	35,999
	Swedish Krona	94,059,013	11,845,671	8/21/2009	345,355
	Swedish Krona	94,059,013	11,865,874	8/21/2009	325,153
	Swedish Krona	96,909,286	12,193,329	8/21/2009	367,123
	Swiss Franc	28,929,817	26,987,777	8/21/2009	(345,125)
			$95,619,607		$625,240

	SELLS
	Australian Dollar	11,233,174	$11,233,174	8/21/2009	($291,355)
	Canadian Dollar	15,263,696	15,263,696	8/21/2009	101,219
	Danish Krone	1,523,825	1,523,825	8/21/2009	(1,316)
	Euro	6,412,095	6,412,095	8/21/2009	37,611
	Hong Kong Dollar	1,271,283	1,271,283	8/21/2009	(43)
	Pound Sterling	27,418,034	27,418,034	8/21/2009	(172,620)
	Singapore Dollar	8,946,342	8,946,342	8/21/2009	(45,451)
	Swiss Franc	5,382,568	5,382,568	8/21/2009	77,062
			$77,451,017		($294,893)

Mutual Shares Trust

The Trust used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Mutual Shares Trust	BUYS
	Australian Dollar	3,900	$3,104	9/17/2009	$21
	Canadian Dollar	360,500	304,420	8/31/2009	2,283
	Danish Krone	1,804,000	327,232	10/23/2009	12,119
	Japanese Yen	11,000,000	111,979	10/20/2009	2,364
	Norwegian Krone	4,400,000	684,335	8/19/2009	(843)
	Pound Sterling	2,104,911	3,013,852	7/13/2009	449,110
	Singapore Dollar	54,500	37,636	9/24/2009	(18)
	South Korean Won	115,000,000	90,055	7/8/2009	370
	Swedish Krona	2,380,000	299,565	9/16/2009	8,902
	Swiss Franc	1,090,000	935,214	8/10/2009	68,479
			$5,807,392		$542,787

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Mutual Shares Trust (continued)	SELLS
	Australian Dollar	197,953	$155,947	9/17/2009	($2,653)
	Australian Dollar	812,032	640,158	9/17/2009	(10,445)
	Canadian Dollar	53,000	42,412	8/31/2009	(3,172)
	Canadian Dollar	398,204	321,184	8/31/2009	(21,301)
	Danish Krone	5,296,299	922,528	10/23/2009	(73,762)
	Danish Krone	7,279,953	1,291,083	10/23/2009	(78,353)
	Euro	99,885	140,033	8/13/2009	(88)
	Euro	1,700,000	2,342,090	8/13/2009	(42,708)
	Euro	425,264	584,698	8/13/2009	(11,872)
	Euro	35,477,348	48,465,865	8/13/2009	(1,302,558)
	Japanese Yen	256,788,137	2,611,938	10/20/2009	(57,319)
	Norwegian Krone	42,827,258	6,596,760	8/19/2009	(55,982)
	Pound Sterling	88,477	137,104	7/13/2009	(8,457)
	Pound Sterling	20,596,234	31,174,976	8/12/2009	(2,709,495)
	Singapore Dollar	2,152,407	1,432,125	9/24/2009	(53,539)
	South Korean Won	1,957,665,245	1,507,752	7/8/2009	(31,566)
	South Korean Won	198,750,000	150,000	7/8/2009	(6,278)
	Swedish Krona	700,000	90,998	9/16/2009	272
	Swedish Krona	16,043,779	1,914,056	9/16/2009	(165,340)
	Swiss Franc	7,892,071	6,804,485	8/10/2009	(462,689)
	Swiss Franc	2,269,810	1,988,005	8/10/2009	(102,080)
			$109,314,197		($5,199,385)

Overseas Equity Trust

The Trust used forward foreign currency contracts to enhance potential gain and to hedge against anticipated currency exchange rates.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Overseas Equity Trust	BUYS
	Euro	1,264,122	$1,788,986	7/8/2009	($15,610)
	Euro	483,285	683,944	7/8/2009	(5,968)
			$2,472,930		($21,578)

	SELLS
	Canadian Dollar	1,964,572	$1,788,986	7/8/2009	$99,922
	Swiss Franc	732,128	683,944	7/8/2009	10,080
			$2,472,930		$110,002

Utilities Trust

The Trust used forward foreign currency contracts to earn income and enhance returns, increase or decrease exposure to a particular market, managed or adjust the risk profile of the fund and as alternative to direct investments.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Utilities Trust	BUYS
	Euro	56,380	$76,273	7/15/2009	$2,820
	Euro	35,247	48,900	7/15/2009	546
	Euro	119,644	165,019	7/15/2009	2,824
	Euro	40,699	56,841	7/15/2009	254
	Euro	53,445	74,168	7/15/2009	807
	Euro	32,019	43,589	7/15/2009	1,329
	Euro	27,373	38,014	7/20/2009	386
	Euro	23,589	32,555	7/20/2009	536
	Euro	664,979	939,529	7/20/2009	(6,660)
	Euro	200,791	282,580	7/20/2009	(899)
	Pound Sterling	75,061	117,247	7/15/2009	6,242
	Pound Sterling	232,743	375,879	7/15/2009	7,024

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Utilities Trust (continued)	BUYS
	Pound Sterling	196,761	$302,132	7/15/2009	$21,575
	Pound Sterling	27,724	45,688	7/20/2009	(77)
			$2,598,414		$36,707

	SELLS
	Euro	13,418	$18,914	7/15/2009	$90
	Euro	190,069	264,925	7/15/2009	(1,714)
	Euro	43,556	59,122	7/15/2009	(1,980)
	Euro	45,754	64,142	7/15/2009	(43)
	Euro	67,036	90,901	7/20/2009	(3,141)
	Euro	17,563	23,824	7/20/2009	(814)
	Euro	28,905	40,306	7/20/2009	(244)
	Euro	161,190	218,742	7/20/2009	(7,385)
	Euro	253,756	344,217	7/20/2009	(11,765)
	Euro	7,944,177	10,781,043	7/20/2009	(363,484)
	Pound Sterling	592,320	897,460	7/15/2009	(77,013)
	Pound Sterling	1,115,929	1,694,413	7/15/2009	(141,490)
			$14,498,009		($608,983)

Vista Trust

The Trust used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currency and maintain the diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Vista Trust	SELLS
	Danish Krone	1,387,800	$261,839	7/31/2009	$512
			$261,839		$512

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at the period ended June 30, 2009 are representative of the activity during this period.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Portfolios at June 30, 2009 by risk category:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Statements of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
All Cap Core Trust	Interest rate contracts	Receivable/Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($615,495)
	Total			—	($615,495)
Balanced Trust	Interest rate contracts	Receivable/Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($60,690)
	Total			—	($60,690)
Capital Appreciation Value Trust	Equity Contracts	Investments in unaffiliated issuers, at value*	Options	$33,810	—
	Equity	Options written, at value	Options	—	($316,487)
	Total			$33,810	($316,487)
Core Allocation Plus Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	$8,820	($243,972)
	Equity	Options written, at value	Options	—	(478,563)
	Credit Contracts	Swap contracts, at value	Credit default swaps	3,917	—
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	107,229	(129,145)
	Total			$119,966	($851,680)

FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Statements of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Global Allocation Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	$514,845	($479,209)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	103,656	(459,221)
	Total			$618,501	($938,430)
Global Real Estate Trust	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	$42,357	($20,029)
	Total			$42,357	($20,029)
Health Sciences Trust	Interest rate contracts	Options written, at value	Options	—	($3,139,269)
	Total			—	($3,139,269)
International Core Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	$21,367	($1,476,980)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	1,349,043	(1,018,696)
	Total			$1,370,410	($2,495,676)
Mid Cap Intersection Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($2,476)
	Total			—	($2,476)
Mutual Shares Trust	Equity Contracts	Investments in unaffiliated issuers, at value*	Options	$613,350	—
	Foreign exchange contracts	Options written, at value; Investments in unaffiliated issuers, at value*	Options	—	($98,500)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	543,920	(5,200,518)
	Total			$1,157,270	($5,299,018)
Overseas Equity Trust	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	$110,002	($21,578)
	Total			$110,002	($21,578)
Smaller Company Growth Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	$1,527	—
	Total			$1,527	—
U.S. Multi Sector Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($432,109)
	Total			—	($432,109)
Utilities Trust	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	$44,433	($616,709)
	Total			$44,433	($616,709)
Vista Trust	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	$512	—
	Total			$512	—

*	Purchased options are included in the Portfolio’s Portfolio of Investments.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended June 30, 2009:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statements of Operations location – Net realized gain (loss) on	Investments	Options	Futures contracts	Swap contracts	Foreign currency transactions
All Cap Core Trust	Interest rate contracts	—	—	$3,209,139	—	—	$3,209,139
	Total	—	—	$3,209,139	—	—	$3,209,139

FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statements of Operations location – Net realized gain (loss) on	Investments	Options	Futures contracts	Swap contracts	Foreign currency transactions
Balanced Trust	Interest rate contracts	—	—	$161,315	—	—	$161,315
	Total	—	—	$161,315	—	—	$161,315

Capital Appreciation Value Trust	Interest rate contracts	($926)	($33,153)	—	—	—	($34,079)
	Total	(926)	($33,153)	—	—	—	($34,079)

Core Allocation Plus Trust	Interest rate contracts	($4,061)	($68,098)	$1,912,587	—	—	$1,840,428
	Credit contracts	—	—	—	($525)	—	($525)
	Foreign exchange contracts	—	—	—	—	($19,393)	(19,393)
	Total	($4,061)	($68,098)	$1,912,587	($525)	($19,393)	$1,820,510

Global Allocation Trust	Interest rate contracts	—	—	$870,492	—	—	$870,492
	Foreign exchange contracts	—	—	—	—	$759,114	759,114
	Total	—	—	$870,492	—	$759,114	$1,629,606

Global Real Estate Trust	Foreign exchange contracts	—	—	—	—	($4,967,982)	($4,967,982)
	Total	—	—	—	—	($4,967,982)	($4,967,982)

Health Sciences Trust	Interest rate contracts	($21,377)	$1,152,673	—	—	—	$1,131,296
	Total	($21,377)	$1,152,673	—	—	—	$1,131,296

International Core Trust	Interest rate contracts	—	—	($2,608,189)	—	—	($2,608,189)
	Foreign exchange contracts	—	—	—	—	$4,967,544	$4,967,544
	Total	—	—	($2,608,189)	—	$4,967,544	$2,359,355

Mid Cap Intersection Trust	Interest rate contracts	—	—	($7,496)	—	—	($7,496)
	Total	—	—	($7,496)	—	—	($7,496)

Mutual Shares Trust	Interest rate contracts	(891)	32,590	—	—	—	$31,699
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts			—	—	$926,195	926,195
	Total	($891)	$32,590	—	—	$926,195	$31,699

Optimized Value Trust	Interest rate contracts	—	—	$1,395,414	—	—	$1,395,414
	Total	—	—	$1,395,414	—	—	$1,395,414

Overseas Equity Trust	Foreign exchange contracts	—	—	—	—	$444,149	$444,149
	Total	—	—	—	—	$444,149	$444,149

Smaller Company Growth Trust	Interest rate contracts	—	—	($229,132)	—	—	($229,132)
	Total	—	—	($229,132)	—	—	($229,132)

U.S. Multi Sector Trust	Interest rate contracts	—		$3,296,694	—	—	$3,296,694
	Total	—	—	$3,296,694	—	—	$3,296,694

Utilities Trust	Interest rate contracts	—	—	—	—	662,595	$662,595
	Total	—	—	—	—	662,595	$662,595

Vista Trust	Interest rate contracts	—	—	—	—	(105,739)	($105,739)
	Total	—	—	—	—	(105,739)	($105,739)

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended June 30, 2009:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statements of Operations location—Change in unrealized appreciation (depreciation) on	Investments	Options written	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies
All Cap Core Trust	Interest rate contracts	—	—	($2,160,177)	—	—	($2,160,177)
	Total	—	—	($2,160,177)	—	—	($2,160,177)

FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statements of Operations location—Change in unrealized appreciation (depreciation) on	Investments	Options written	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies
Balanced Trust	Interest rate contracts	—	—	($60,690)	—	—	($60,690)
	Total	—	—	($60,690)	—	—	($60,690)

Capital Appreciation Value Trust	Equity contracts	$17,931	$32,944	—	—	—	($50,875)
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	—	—
	Total	$17,931	$32,944	—	—	—	($50,875)

Core Allocation Plus Trust	Interest rate contracts	—	—	($316,849)	—	—	($316,849)
	Equity contracts	—	($200,261)	—	—	—	(200,261)
	Credit contracts	—	—	—	($4,687)	—	(4,687)
	Foreign exchange contracts	—	—	—	—	($78,163)	(78,163)
	Total	—	($200,261)	($316,849)	($4,687)	($78,163)	($599,960)

Global Allocation Trust	Interest rate contracts	—	—	$295,031	—	—	$295,031
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	($218,917)	(218,917)
	Total	—	—	$295,031	—	($218,917)	$76,114

Global Real Estate Trust	Interest rate contracts	—	—	—	—	—	—
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	$11,621,577	11,621,577
	Total	—	—	—	—	$11,621,577	$11,621,577

Health Sciences Trust	Equity contracts	—	$1,784,653	—	—	—	$1,784,653
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	—	—
	Total	—	$1,784,653	—	—	—	$1,784,653

International Core Trust	Interest rate contracts	—	—	$900,521	—	—	$900,521
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	($12,173,430)	(12,173,430)
	Total	—	—	$900,521	—	($12,173,430)	($11,272,909)

Mid Cap Intersection Trust	Interest rate contracts	—	—	($2,476)	—	—	($2,476)
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	—	—
	Total	—	—	($2,476)	—	—	($2,476)
Mutual Shares Trust	Interest rate contracts	—	—	—	—	—	—
	Equity contracts	($927,333)	($89,826)	—	—	—	($1,011,159)
	Foreign exchange contracts	—	—	—	—	($4,632,766)	(4,632,766)
	Total	($927,333)	($89,826)	—	—	($4,632,766)	($5,643,925)

Overseas Equity Trust	Interest rate contracts	—	—	—	—	—	—
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	($200,776)	(200,776)
	Total	—	—	—	—	($200,776)	($200,776)

Smaller Company Growth Trust	Interest rate contracts	—	—	($139,493)	—	—	($139,493)
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	—	—
	Total	—	—	($139,493)	—	—	($139,493)

U.S. Multi Sector Trust	Interest rate contracts	—	—	($468,049)	—	—	($468,049)
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	—	—
	Total	—	—	($468,049)	—	—	($468,049)

Utilities	Interest rate contracts	—	—	—	—	—	—
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	($1,115,240)	(1,115,240)
	Total	—	—	—	—	($1,115,240)	($1,115,240)

FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statements of Operations location—Change in unrealized appreciation (depreciation) on	Investments	Options written	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies
Vista	Interest rate contracts	—	—	—	—	—	—
	Credit contracts	—	—	—	—	—	—
	Foreign exchange contracts	—	—	—	—	$512	$512
	Total	—	—	—	—	$512	$512

4.  RISKS & UNCERTAINTIES

Fixed income risk  Fixed Income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Derivatives and counterparty risk  The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments exposes a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolio will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Portfolio will succeed in enforcing them.

Mortgage securities risk  Certain Portfolios of the Trust may invest a portion of their assets in issuers and/or securities of issuers that hold mortgage securities, including sub-prime mortgage securities. The value of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increase the risk of loss on the IO investment.

Concentration risk  The Portfolios may concentrate investments in a particular industry or sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly. In addition, a Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks associated with foreign investments  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash, securities or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Emerging Markets Risk  Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Non-diversification risk.  Certain Portfolios are non-diversified. Since a non-diversified Portfolio may invest a high percentage of its assets in the securities of a small number of companies, if may be affected more than a diversified Portfolio by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.

5.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from each of the Portfolios. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to all other Portfolios are as follows:

Portfolio	Average Net Assets All Asset Levels
Mutual Shares Trust	0.960%
Real Estate Securities Trust	0.700*

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Between $1 billion and $1.5 billion of Aggregate Net Assets*	Between $1.5 billion and $2.0 billion of Aggregate Net Assets*	Excess Over $2 billion of Aggregate Net Assets*
All Cap Core Trust	0.800%	0.750%	0.750%	0.750%	0.750%
All Cap Growth Trust	0.850	0.825	0.800	0.800	0.800
American Diversified Growth and Income Trust	0.050	0.040	0.040	0.040	0.040
American Fundamental Holdings Trust	0.050	0.040	0.040	0.040	0.040
American Global Diversification Trust	0.050	0.040	0.040	0.040	0.040
Blue Chip Growth Trust	0.825	0.825	0.800	0.800	0.800
Core Allocation Plus Trust	0.915	0.865	0.865	0.865	0.865
Emerging Small Company Trust	0.970	0.900	0.900	0.900	0.900
Equity-Income Trust	0.825	0.825	0.800	0.800	0.800
Global Allocation Trust	0.850	0.800	0.800	0.800	0.800
Health Sciences Trust	1.050	1.000	1.000	1.000	1.000
International Index Trust	0.490	0.475	0.475	0.475	0.475
Large Cap Value Trust	0.825	0.800	0.775	0.720	0.700
Mid Cap Intersection Trust	0.875	0.850	0.850	0.850	0.850
Optimized Value Trust	0.700	0.650	0.600	0.600	0.600
Overseas Equity Trust	0.990	0.850	0.850	0.850	0.850
Pacific Rim Trust	0.800	0.700	0.700	0.700	0.700
Science & Technology Trust	1.050	1.000	1.000	1.000	1.000
Small Cap Opportunities Trust	1.000	0.950	0.900	0.900	0.850
Small Company Value Trust	1.050	1.000	1.000	1.000	1.000
Value & Restructuring Trust	0.825	0.800	0.775	0.775	0.775

Portfolio	First $50 million of Aggregate Net Assets*	Between $50 million and $200 million of Aggregate Net Assets*	Between $200 million and $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Excess Over $500 million of Aggregate Net Assets*
Financial Services Trust	0.850%	0.800%	0.800%	0.800%	0.750%
Fundamental Value Trust	0.850	0.800	0.800	0.800	0.750
International Small Cap Trust	1.050	1.050	0.950	0.950	0.850
International Value Trust	0.950	0.950	0.850	0.850	0.800
Mid Cap Stock Trust	0.875	0.875	0.850	0.850	0.825
Mid Value Trust	1.050	0.950	0.950	0.950	0.950
Natural Resources Trust	1.050	1.000	1.000	1.000	1.000
Value Trust	0.750	0.750	0.725	0.725	0.650

Portfolio	First $200 million of Aggregate Net Assets*	Between $200 million and $400 million of Aggregate Net Assets*	Between $400 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Vista Trust	0.900%	0.850%	0.825%	0.800%

Portfolio	First $300 million of Aggregate Net Assets*	Between $300 million and $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Between $1 billion and $2.5 billion of Aggregate Net Assets*	Excess Over $2.5 billion of Aggregate Net Assets*
Capital Appreciation Trust	0.850%	0.800%	0.700%	0.670%	0.670%
U.S. Multi Sector Trust	0.780	0.780	0.760	0.750	0.740

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $100 million of Aggregate Net Assets*	Between $100 million and $500 million of Aggregate Net Assets*	Between $500 million and $1 billion of Aggregate Net Assets*	Between $1 billion and $2 billion of Aggregate Net Assets*	Excess Over $2 billion of Aggregate Net Assets*
Disciplined Diversification Trust	0.800%	0.700%	0.700%	0.650%	0.650%
Emerging Markets Value Trust	1.000	0.950	0.950	0.950	0.950
Global Trust	0.850	0.850	0.850	0.800	0.800
International Core Trust	0.920	0.895	0.895	0.880	0.880
International Small Company Trust	1.000	0.950	0.950	0.950	0.950
Small Cap Growth Trust	1.100	1.050	1.050	1.050	1.050
Small Cap Value Trust	1.100	1.050	1.050	1.050	1.050

Portfolio	First $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Between $500 million and $750 million of Aggregate Net Assets*	Between $750 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
All Cap Value Trust	0.850%	0.800%	0.750%	0.750%	0.750%
Alpha Opportunities	1.025	1.000	0.975	0.975	0.975
Balanced Trust	0.840	0.810	0.800	0.800	0.780
Global Real Estate	0.950	0.950	0.925	0.900	0.900
Large Cap Trust	0.780	0.730	0.680	0.650	0.650
Mid Cap Value Equity Trust	0.875	0.850	0.825	0.825	0.800
Small Company Growth Trust[1]	1.050	1.000	1.000	1.000	1.000

1 When aggregate net assets exceed $1 billion, the advisory fee for Small Company Growth is 1.000% on all assets.

Portfolio	First $600 million of Aggregate Net Assets*	Between $600 million and $900 million of Aggregate Net Assets*	Between $900 million and $1.5 billion of Aggregate Net Assets*	Excess Over $1.5 billion of Aggregate Net Assets*
Utilities Trust	0.825%	0.800%	0.775%	0.700%

Portfolio	First $750 million of Aggregate Net Assets*	Between $750 million and $1.5 billion of Aggregate Net Assets*	Excess Over $1.5 billion of Aggregate Net Assets*
International Opportunities Trust	0.900%	0.850%	0.800%

Portfolio	First $3 Billion of Aggregate Net Assets*	$3 Billion and $6 Billion of Aggregate Net Assets*	Excess Over $6 billion of Aggregate Net Assets*
Growth Equity Trust	0.750%	0.725%	0.700%

Portfolio	First $2.5 billion of Aggregate Net Assets*	Excess over $2.5 billion of Aggregate Net Assets*
Optimized All Cap Trust	0.675%	0.650%

Portfolio	First $125 million of Aggregate Net Assets*	Between $125 million and $375 million of Aggregate Net Assets*	Between $375 million and $1 billion of Aggregate Net Assets*	Excess Over $1 billion of Aggregate Net Assets*
Smaller Company Growth Trust	1.10%	1.05%	1.00%	0.95%

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio
Capital Appreciation Value Trust

If net assets are less than $500 million, the following fee schedule shall apply:

First $250 million of Net Assets	Excess Over $250 million of Net Assets
0.950%	0.850%

If net assets equal or exceed $500 million but are less than $2 billion, the following fee schedule shall apply:

First $1 billion of Net Assets	Excess Over $1 billion of Net Assets
0.850%	0.800%

If net assets equal or exceed $2 billion but are less than $3 billion, the following fee schedule shall apply:

First $500 million of Net Assets	Excess Over $500 million of Net Assets
0.850%	0.800%

If net assets equal or exceed $3 billion, the following fee schedule shall apply:

All Asset Levels
0.800%

The advisor fee for Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust, Core Fundamental Value Trust, Core Global Diversification Trust and Franklin Templeton Founding Allocation Trust has two components: (a) a fee on net assets invested in Affiliated Funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in Affiliated Funds (Other Assets). Affiliated Funds are any fund of John Hancock Trust, John Hancock Funds II and John Hancock Funds III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the net assets of the Portfolio list below determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of the following portfolios.

Portfolio	First $500 million	Excess Over $500 million
Core Allocation Trust	0.050%	0.040%
Core Balanced Trust	0.050	0.040
Core Disciplined Diversification Trust	0.050	0.040
Core Fundamental Value Trust	0.050	0.040
Core Global Diversification Trust	0.050	0.040
Franklin Templeton Founding Allocation Trust	0.050	0.040

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Portfolio list below determined in accordance with the following schedule, and that rate is applied to the Other Assets of the following portfolios.

Portfolio	First $500 million	Excess Over $500 million
Core Allocation Trust	0.500%	0.490%
Core Balanced Trust	0.500	0.490
Core Disciplined Diversification Trust	0.500	0.490
Core Fundamental Value Trust	0.500	0.490
Core Global Diversification Trust	0.500	0.490
Franklin Templeton Founding Allocation Trust	0.500	0.490

*	Aggregate Net Assets include not only the net assets of a particular series of the Trust but also include the net assets of a similar series of John Hancock Funds II and John Hancock Funds III.

John Hancock Funds II and John Hancock Funds III are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The organizations described below act as Subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. The following subadvisors are used by the Funds.

Portfolios	Subadviser
Vista Trust	American Century Investment Management, Inc.
American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust,
American Global Growth Trust, American Global Small Cap Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American
New World Trust
American Funds
Large Cap Value Trust	BlackRock Investment Management, LLC
Overseas Equity Trust	Capital Guardian Trust Company
Value & Restructuring Trust	Columbia Management Advisors, LLC
Financial Services Trust, Fundamental Value Trust	Davis Advisers, L.P.
All Cap Core Trust	Deutsche Investment Management Americas, Inc.
Global Real Estate Trust, Real Estate Securities Trust	Deutsche Investment Management Americas, Inc. (Sub-subadviser: RREEF America LLC)
Disciplined Diversification Trust, Emerging Markets Value Trust, International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities	Dimensional Fund Advisors LP; Invesco Aim Capital Management, Inc.
Mutual Shares Trust	Franklin Mutual Advisers, LLC.
International Core Trust, U.S. Multi Sector Trust	Grantham, Mayo, Van Otterloo & Co. LLC
All Cap Growth Trust, Small Company Growth Trust	Invesco Aim Capital Management, Inc.
Capital Appreciation Trust	Jennison Associates, LLC
All Cap Value Trust	Lord, Abbett & Co. LLC
International Opportunities Trust	Marsico Capital Management, LLC
Utilities Trust	Massachusetts Financial Services Company
Smaller Company Growth Trust	MFC Global Investment Management (U.S.A.) Limited; Frontier Capital Management Company, LLC; Perimeter Capital Management
American Diversified Growth and Income Trust, American Fundamental Holdings Trust, American Global Diversification, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Pacific Rim Trust, Optimized All Cap Trust, Optimized Value Trust
MFC Global Investment Management (U.S.A.) Limited*
Value Trust	Morgan Stanley Investment Management Inc. (doing business as Van Kampen)
Growth Equity Trust	Rainier Investment Management, Inc.
Emerging Small Company Trust	RCM Capital Management, LLC
Mid Cap Value Equity Trust	RiverSource Investments, LLC
Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Small Company Value	T. Rowe Price Associates, Inc.
Science & Technology Trust	T. Rowe Price Associates, Inc. and RCM Capital Management, LLC
Global Trust	Templeton Global Advisors Limited
Franklin Templeton Founding Allocation Trust, International Small Cap Trust,	Templeton Investment Counsel, LLC
International Value Trust	Templeton Investment Counsel, LLC (sub-subadviser: Templeton Global Advisors Limited)
Global Allocation Trust, Large Cap Trust	UBS Global Asset Management (Americas) Inc.
Alpha Opportunities Trust, Core Allocation Plus Trust, Mid Cap Intersection Trust, Mid Cap Stock Trust, Natural Resources Trust, Small Cap Growth Trust, Small Cap Value Trust	Wellington Management Company, LLP

*	An affiliate of the Adviser.

The investment management fees incurred for the period ended June 30, 2009, were equivalent to an annual gross effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate
All Cap Core Trust	0.79%
All Cap Growth Trust	0.85%
All Cap Value Trust	0.85%
Alpha Opportunities Trust	1.00%
American Asset Allocation Trust	0.00%*
American Blue Chip Income and Growth Trust	0.00%*
American Bond Trust	0.00%*
American Diversified Growth & Income Trust	0.04%
American Fundamental Holdings Trust	0.04%
American Global Diversification Trust	0.04%
American Global Growth Trust	0.00%*
American Global Small Capitalization Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American High-Income Bond Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Balanced Trust	0.85%
Blue Chip Growth Trust	0.81%
Capital Appreciation Trust	0.73%
Capital Appreciation Value Trust	0.94%
Core Allocation Trust	0.05%
Core Allocation Plus Trust	0.92%
Core Balanced Trust	0.05%

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	Annual Effective Rate
Core Disciplined Diversification Trust	0.05%
Core Fundamental Holdings Trust	0.05%
Core Global Diversification Trust	0.05%
Disciplined Diversification Trust	0.76%
Emerging Markets Value Trust	0.95%
Emerging Small Company Trust	0.97%
Equity-Income Trust	0.81%
Financial Services Trust	0.83%
Franklin Templeton Founding Allocation Trust	0.04%
Fundamental Value Trust	0.76%
Global Trust	0.82%
Global Allocation Trust	0.85%
Global Real Estate Trust	0.94%
Growth Equity Trust	0.75%
Health Sciences Trust	1.05%
International Core Trust	0.89%
International Opportunities Trust	0.88%
International Small Cap Trust	1.00%
International Small Company Trust	0.96%
International Value Trust	0.82%
Large Cap Trust	0.76%
Large Cap Value Trust	0.82%
Mid Cap Intersection Trust	0.88%
Mid Cap Stock Trust	0.84%
Mid Cap Value Equity Trust	0.87%
Mid Value Trust	0.96%
Mutual Shares Trust	0.96%
Natural Resources Trust	1.00%
Optimized All Cap Trust	0.68%
Optimized Value Trust	0.69%
Overseas Equity Trust	0.99%
Pacific Rim Trust	0.80%
Real Estate Securities Trust	0.70%
Science & Technology Trust	1.05%
Small Cap Growth Trust	1.06%
Small Cap Opportunities Trust	1.00%
Small Cap Value Trust	1.07%
Small Company Growth Trust	1.05%
Small Company Value Trust	1.03%
Smaller Company Growth Trust	0.96%
U.S. Multi Sector Trust	0.77%
Utilities Trust	0.82%
Value Trust	0.75%
Value & Restructuring Trust	0.82%
Vista Trust	0.90%

The JHT Feeder Funds do not incur investment advisory fees. For more information on these Portfolios, see Note 1.

The Adviser has contractually agreed to waive advisory fees for Global and Mutual Shares if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business) exceed 0.15% and 0.10% of average daily net assets. The expense reimbursement shall continue in effect until May 1, 2010, and thereafter until termination by the Adviser on notice of the Trust.

The Adviser has contractually agreed to waive advisory fees for American Asset Allocation, American Global Growth, American High Income Bond, American New World and American Global Small Cap or reimburse the Portfolio if the total of all expenses ( excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business) exceed 0.03% of average daily net assets. This expense reimbursement took effect on May 1, 2008 and shall continue in effect until May 1, 2010, and thereafter until termination by the Adviser on notice of the Trust.

The Adviser has contractually agreed to waive advisory fees for Disciplined Diversification or reimburse the Portfolio if the total of all expenses (excluding Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business) exceed 0.70% of average daily net assets. This expense reimbursement shall continue in effect until May 1, 2010, and thereafter until termination by the Adviser on notice of the Trust.

The Adviser has agreed to waive advisory fees for Franklin Templeton Founding Allocation that exceed 0.025% of the average daily net assets. For purposes of the expense reimbursement, total expenses would include the advisory fee but exclude the expenses of the underlying funds and Rule 12b-1 fees. This contractual expense reimbursement may be terminated at any time after May 1, 2010.

The Adviser contractually agreed to waive a portion of its advisory fee for American Diversified Growth & Income, American Fundamental Holdings, American Global Diversification, Smaller Company Growth, Small Cap Opportunities, Core Allocation, Core Balanced, Core Disciplined Diversification, Core Fundamental Holdings, Core Global Diversification, Global and International Value. This Expense reimbursement shall continue in effect until May 1, 2010, and thereafter until termination by the adviser on notice of the trust. In addition, the adviser has voluntarily agreed to reimburse certain other expenses for American Diversified Growth & Income, Core Allocation, Core Balanced, Core Disciplined Diversification, Core Fundamental Holdings, and Core Global Diversification. This reimbursement may be terminated or modified at any time on notice to the trust.

The Adviser voluntarily agreed to waive a portion of its advisory fee for Blue Chip Growth, Capital Appreciation Value, Equity-Income, Health Sciences, Mid Value, Real Estate Equity and Small Company Value. This reimbursement may be terminated or modified at any time on notice to the trust.

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust. The Participating Portfolios include all portfolios of the Trust covered in this Report, with the exception of the following: American Asset Allocation, American Bond, American Blue Chip Income and Growth Trust, American Diversified Growth & Income, American Fundamental Holding, American Global Diversification, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income Bond, American International, American New World, Franklin Templeton Founding Allocation and Mutual Shares. The waiver equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. The Adviser reserves the right to terminate this limitation in the future.

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

All expense reimbursements are shown as a reduction of total expenses in the Statement of Operations. Expense reductions for the period ended June 30, 2009 are as follows:

Portfolio	Expense Reductions	Portfolio	Expense Reductions
American Asset Allocation Trust	$17,279	Core Fundamental Holdings Trust	$8,879
American Diversification Growth & Income Trust	21,885	Core Global Diversification Trust	8,651
American Fundamental Holding Trust	168,632	Disciplined Diversification Trust	149,629
American Global Diversification Trust	132,619	Equity Income Trust	202,760
American Global Growth Trust	21,438	Franklin Temple Found Allocation Trust	314,842
American Global Small Cap Trust	17,690	Global Trust	60,321
American High-Income Bond Trust	18,175	Health Sciences Trust	37,585
American New World Trust	18,765	International Value Trust	74,225
Balanced Trust	469	Mid Value Trust	66,779
Blue Chip Growth Trust	204,227	Mutual Shares Trust	378
Capital Appreciation Value Trust	43,261	Science & Technology Trust	26,062
Core Allocation Trust	8,501	Small Cap Opportunities Trust	44,417
Core Balanced Trust	8,450	Small Company Value Trust	84,765
Core Disciplined Diversification Trust	8,382	Smaller Company Growth Trust	54,483

Expense Recapture  Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees under previous expense limitation or waiver arrangements that were made subsequent to January 1, 2009. Amounts are subject to recapture for a period of three years following the month in which such reimbursement or waiver occurred. The following table shows the waived or reimbursed expenses subject to potential recovery that expire in 2012:

Portfolio	Reimbursement Amount Subject to Recapture
American Asset Allocation Trust	$17,279
American Diversified Growth & Income Trust	21,726
American Global Growth Trust	21,438
American Global Small Cap Trust	17,690
American High-Income Bond Trust	18,175
American Asset Allocation Trust	17,279
American New World Trust	18,765
Core Allocation Trust	8,147
Core Balanced Trust	7,955
Core Disciplined Diversification Trust	7,723
Core Fundamental Holdings Trust	7,908
Core Global Diversification Trust	7,979
Disciplined Diversification Trust	149,629
Franklin Temple Found Allocation Trust	314,842
Mutual Shares Trust	378

Accounting and Legal Services Fees  Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.02% of the Portfolio’s average daily net assets, with the exception of Balanced Trust, International Small Cap Trust, International Small Company Trust and Smaller Company Growth Trust, in which the effective rate was 0.01%, and Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust and Core Global Diversification Trust in which the effective rate was less than 0.01%.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the Plans) for Series I, Series II and Series III of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. Accordingly, the Portfolios, except for JHT American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Diversified Growth & Income, American Fundamental Holdings, American Global Diversification, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income, American International, American New World, Core Fundamental Holdings and Core Global Diversification make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value. American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Fundamental Holdings, American Diversified Growth & Income, American Global Diversification, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High- Income Bond and American New World make payments to JHT at annual rate not to exceed 0.60% of Series I average daily net asset value, 0.75% of Series II average daily net asset value, and 0.25% of Series III average daily net asset value. Core Fundamental Holdings and Core Global Diversification make payments to JHT at annual rate not to exceed 0.55% of Series II average daily net asset value and 0.15% of Series III average daily net asset value.

7.  TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

8.  PORTFOLIO SHARE TRANSACTIONS Share activity for the Portfolios for the period ended June 30, 2009 and the year ended December 31, 2008, were as follows:

All Cap Core Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	96,774	$1,092,040	184,389	$2,531,303
Distributions reinvested	33,275	383,659	170,434	2,052,597
Repurchased	(968,343)	(11,093,748)	(1,921,676)	(31,680,043)
Net increase (decrease)	(838,294)	($9,618,049)	(1,566,853)	($27,096,143)
Series II shares
Sold	9,284	$106,071	45,488	$730,404
Distributions reinvested	3,153	36,298	14,873	179,003
Repurchased	(71,776)	(792,169)	(279,270)	(4,658,090)
Net increase (decrease)	(59,339)	($649,800)	(218,909)	($3,748,683)
Series NAV shares
Sold	876,919	$8,157,528	8,854,665	$152,442,691
Distributions reinvested	86,522	997,598	666,932	8,268,518
Repurchased	(9,170,585)	(92,416,239)	(22,443,191)	(265,289,388)
Net increase (decrease)	(8,207,144)	($83,261,113)	(12,921,594)	($104,578,179)
Net increase (decrease)	(9,104,777)	($93,528,962)	(14,707,356)	($135,423,005)

All Cap Growth Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	72,185	$826,771	127,253	$1,836,810
Distributions reinvested	2,906	32,287	38,086	426,567
Repurchased	(992,947)	(10,911,211)	(2,441,256)	(39,456,655)
Net increase (decrease)	(917,856)	($10,052,153)	(2,275,917)	($37,193,278)
Series II shares
Sold	28,701	$315,255	85,252	$1,346,963
Distributions reinvested	53	581	1,770	19,652
Repurchased	(99,677)	(1,078,260)	(420,157)	(6,925,036)
Net increase (decrease)	(70,923)	($762,424)	(333,135)	($5,558,421)
Series NAV shares
Sold	25,148	$270,754	879,121	$13,216,330
Distributions reinvested	44	489	466	5,216
Repurchased	(8,815)	(93,726)	(7,965,089)	(90,955,341)
Net increase (decrease)	16,377	$177,517	(7,085,502)	($77,733,795)
Net increase (decrease)	(972,402)	($10,637,060)	(9,694,554)	($120,485,494)

All Cap Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	235,059	$1,298,987	602,985	$3,958,349
Distributions reinvested	10,442	58,788	233,578	1,646,595
Repurchased	(1,249,559)	(6,830,392)	(2,146,427)	(14,934,021)
Net increase (decrease)	(1,004,058)	($5,472,617)	(1,309,864)	($9,329,077)
Series II shares
Sold	205,261	$1,117,643	383,141	$2,597,632
Distributions reinvested	7,294	40,920	178,544	1,276,159
Repurchased	(578,787)	(3,079,082)	(1,707,511)	(11,752,158)
Net increase (decrease)	(366,232)	($1,920,519)	(1,145,826)	($7,878,367)
Series NAV shares
Sold	558,957	$3,000,494	1,401,207	$9,785,297
Distributions reinvested	4,340	24,348	73,830	512,461
Repurchased	(193,051)	(1,029,268)	(1,479,610)	(9,408,278)
Net increase (decrease)	370,246	$1,995,574	(4,573)	$889,480
Net increase (decrease)	(1,000,044)	($5,397,562)	(2,460,263)	($16,317,964)

Alpha Opportunities Trust	Six months ended 6-30-09[1]		Year ended 12-31-08[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,990	$25,011	—	—
Net increase (decrease)	1,990	$25,011	—	—
Series NAV shares
Sold	15,786,777	$153,413,259	26,357,923	$305,420,737
Distributions reinvested	40,549	457,801	8,545	91,012
Repurchased	(295,991)	(3,368,582)	(670,041)	(7,073,803)
Net increase (decrease)	15,533,325	$150,527,489	25,696,427	$298,437,946

1	Series I shares began operation on 6-2-09.

2	Period from 10-7-08 (commencement of operations) to 12-31.08.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Asset Allocation Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,835,400	$24,035,204	280,254	$2,764,559
Issued in reorganization (Note 11)	20,818,060	174,472,766	—	—
Distributions reinvested	8,386	69,935	7,167	58,556
Repurchased	(815,842)	(7,058,235)	(37,959)	(350,491)
Net increase (decrease)	22,846,004	$191,519,670	249,462	$2,472,624
Series II shares
Sold	29,056,979	$236,260,588	54,986,983	$586,819,369
Issued in reorganization (Note 11)	5,183,997	43,450,610	—	—
Distributions reinvested	3,268,371	27,258,212	2,734,154	22,338,040
Repurchased	(1,313,645)	(11,310,595)	(407,897)	(3,861,742)
Net increase (decrease)	36,195,702	$295,658,815	57,313,240	$605,295,667
Series III shares
Sold	7,842,931	$64,690,657	3,989,342	$39,820,168
Distributions reinvested	252,658	2,107,165	130,235	1,062,719
Repurchased	(15,802)	(139,900)	(68,812)	(623,805)
Net increase (decrease)	8,079,787	$66,657,922	4,050,765	$40,259,082
Net increase (decrease)	67,121,493	$553,836,407	61,613,467	$648,027,373

1	Series I and Series III shares began operations on 4-28-08 and 1-2-08, respectively.

American Blue Chip Income and Growth Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	221,607	$1,805,570	925,280	$11,339,229
Distributions reinvested	147,793	1,171,996	100,470	1,023,192
Repurchased	(460,637)	(3,717,312)	(318,856)	(3,973,312)
Net increase (decrease)	(91,237)	($739,746)	706,894	$8,389,109
Series II shares
Sold	171,910	$1,367,042	190,227	$2,248,610
Distributions reinvested	668,594	5,308,632	538,354	5,812,898
Repurchased	(868,828)	(6,940,769)	(2,641,577)	(32,357,149)
Net increase (decrease)	(28,324)	($265,095)	(1,912,996)	($24,295,641)
Series III shares
Sold	5,347,513	$43,040,804	1,711,720	$18,359,364
Distributions reinvested	418,535	3,318,982	66,764	572,034
Repurchased	(59,551)	(499,040)	(31,770)	(374,622)
Net increase (decrease)	5,706,497	$45,860,746	1,746,714	$18,556,776
Net increase (decrease)	5,586,936	$44,855,905	540,612	$2,650,244

1	Series III shares began operations on 1-2-08.

American Bond Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	212,948	$2,280,009	415,583	$5,134,522
Distributions reinvested	413	4,498	75,526	850,608
Repurchased	(173,400)	(1,865,051)	(445,356)	(5,674,625)
Net increase (decrease)	39,961	$419,456	45,753	$310,505
Series II shares
Sold	4,581,383	$51,492,540	2,288,131	$29,608,651
Distributions reinvested	14,027	152,895	7,156,225	81,740,732
Repurchased	(4,280,234)	(46,024,728)	(23,201,008)	(269,997,280)
Net increase (decrease)	315,176	$5,620,707	(13,756,652)	($158,647,897)
Series III shares
Sold	5,369,428	$58,472,542	1,817,779	$21,425,887
Distributions reinvested	5,093	55,511	116,702	1,236,732
Repurchased	(64,268)	(687,021)	(147,650)	(1,625,096)
Net increase (decrease)	5,310,253	$57,841,032	1,786,831	$21,037,523
Net increase (decrease)	5,665,390	$63,881,195	(11,924,068)	($137,299,869)

1	Series III shares began operations on 1-2-08.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Diversified Growth & Income Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,786	$45,941	8,000	$100,000
Distributions reinvested	15	133	217	1,827
Repurchased	(96)	(938)	—	—
Net increase (decrease)	4,705	$45,136	8,217	$101,827
Series II shares
Sold	—	—	56,000	$700,001
Distributions reinvested	91	$811	1,467	12,341
Net increase (decrease)	91	$811	57,467	$712,342
Series III shares
Sold	—	—	8,000	$100,000
Distributions reinvested	20	$175	235	1,977
Net increase (decrease)	20	$175	8,235	$101,977
Series NAV shares
Sold	—	—	8,000	$100,001
Distributions reinvested	23	$204	248	2,084
Net increase (decrease)	23	$204	8,248	$102,085
Net increase (decrease)	4,839	$46,326	82,167	$1,018,231

1	Period from 7-1-08 (commencement of operations) to 12-31-08.

American Fundamental Holdings Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,749	$38,861	—	—
Distributions reinvested	1	3	660	$4,888
Repurchased	(95)	(806)	—	—
Net increase (decrease)	4,655	$38,058	660	$4,888
Series II shares
Sold	34,437,138	$257,832,476	68,173,649	$703,066,180
Distributions reinvested	4,216	33,176	5,636,125	41,687,926
Repurchased	(44,502)	(370,526)	—	—
Net increase (decrease)	34,396,852	$257,495,126	73,809,774	$744,754,106
Series III shares
Sold	3,052,752	$23,442,776	1,748,358	$17,031,763
Distributions reinvested	150	1,178	143,279	1,057,598
Repurchased	(197)	(1,640)	(18,209)	(146,510)
Net increase (decrease)	3,052,705	$23,442,314	1,873,428	$17,942,851
Net increase (decrease)	37,454,212	$280,975,498	75,683,862	$762,701,845

American Global Diversification Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	30,830	$246,241	—	—
Distributions reinvested	1	5	829	$5,677
Repurchased	(140)	(1,141)	—	—
Net increase (decrease)	30,691	$245,105	829	$5,677
Series II shares
Sold	15,347,946	$108,922,547	62,796,308	$661,656,547
Distributions reinvested	6,579	48,492	6,842,366	46,904,057
Repurchased	(933,497)	(6,766,177)	(1,728,347)	(14,599,532)
Net increase (decrease)	14,421,028	$102,204,862	67,910,327	$693,961,072
Series III shares
Distributions reinvested	1	$5	872	$5,965
Net increase (decrease)	1	$5	872	$5,965
Net increase (decrease)	14,451,720	$102,449,972	67,912,028	$693,972,714

American Global Growth Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	844,796	$6,321,708	4,326,736	$51,000,356
Distributions reinvested	1,305,586	9,713,561	658,267	4,943,588
Repurchased	(1,695,607)	(12,617,462)	(2,980,664)	(30,028,828)
Net increase (decrease)	454,775	$3,417,807	2,004,339	$25,915,116
Series III shares
Sold	96,265	$729,963	34,892	$338,388
Distributions reinvested	6,175	45,879	1,425	10,690
Repurchased	(7,688)	(51,926)	(1,476)	(13,726)
Net increase (decrease)	94,752	$723,916	34,841	$335,352
Net increase (decrease)	549,527	$4,141,723	2,039,180	$26,250,468

1	Series III shares began operations on 1-2-08.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Global Small Capitalization Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,142,422	$7,236,932	2,937,033	$27,234,561
Distributions reinvested	1,151,702	6,725,941	151,408	869,117
Repurchased	(1,155,823)	(7,047,096)	(1,820,798)	(17,733,151)
Net increase (decrease)	1,138,301	$6,915,777	1,267,643	$10,370,527
Series III shares
Sold	2,275,417	$13,832,483	814,593	$6,476,758
Distributions reinvested	328,653	1,912,759	22,409	128,180
Repurchased	(330,730)	(2,148,997)	(2,178)	(16,865)
Net increase (decrease)	2,273,340	$13,596,245	834,824	$6,588,073
Net increase (decrease)	3,411,641	$20,512,022	2,102,467	$16,958,600

1	Series III shares began operations on 1-2-08.

American Growth Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,832,529	$20,335,417	2,918,466	$53,689,010
Distributions reinvested	1,302,092	13,203,210	236,629	3,145,169
Repurchased	(2,891,782)	(30,804,112)	(1,437,890)	(23,390,224)
Net increase (decrease)	242,839	$2,734,515	1,717,205	$33,443,955
Series II shares
Sold	613,438	$6,773,857	12,267,581	$173,203,866
Distributions reinvested	17,230,195	174,197,271	2,885,468	39,660,291
Repurchased	(7,709,115)	(82,065,996)	(11,699,426)	(202,910,851)
Net increase (decrease)	10,134,518	$98,905,132	3,453,623	$9,953,306
Series III shares
Sold	2,133,031	$23,251,079	804,623	$11,880,366
Distributions reinvested	440,807	4,452,154	24,942	277,783
Repurchased	(61,600)	(667,375)	(824)	(11,136)
Net increase (decrease)	2,512,238	$27,035,858	828,741	$12,147,013
Net increase (decrease)	12,889,595	$128,675,505	5,999,569	$55,544,274

1	Series III shares began operations on 1-2-08.

American Growth-Income Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,903,882	$74,268,842	554,147	$9,200,858
Issued in reorganization (Note 11)	12,193,148	130,881,325	—	—
Distributions reinvested	169,281	1,802,843	76,266	1,024,277
Repurchased	(780,736)	(8,597,736)	(485,861)	(6,773,874)
Net increase (decrease)	18,485,575	$198,355,274	144,552	$3,451,261
Series II shares
Sold	1,738,818	$18,614,248	5,970,123	$83,429,403
Issued in reorganization (Note 11)	4,174,198	44,741,810	—	—
Distributions reinvested	7,233,832	76,895,632	3,198,888	43,571,690
Repurchased	(11,373,468)	(121,944,842)	(10,430,211)	(164,176,994)
Net increase (decrease)	1,773,380	$18,306,848	(1,261,200)	($37,175,901)
Series III shares
Sold	2,863,149	$31,234,253	1,013,133	$14,417,497
Distributions reinvested	279,879	2,975,118	35,151	390,759
Repurchased	(12,971)	(145,929)	(2,349)	(30,558)
Net increase (decrease)	3,130,057	$34,063,442	1,045,935	$14,777,698
Net increase (decrease)	23,389,012	$250,725,564	(70,713)	($18,946,942)

1	Series III shares began operations on 1-2-08.

American High Income Bond Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	1,315,404	$10,865,440	1,139,079	$12,103,018
Distributions reinvested	1,245	10,471	389,265	2,966,203
Repurchased	(494,959)	(4,099,255)	(1,180,245)	(11,824,946)
Net increase (decrease)	821,690	$6,776,656	348,099	$3,244,275
Series III shares
Sold	34,274	$286,621	13,727	$125,086
Distributions reinvested	35	292	1,015	7,722
Repurchased	(1,260)	(9,996)	(1,546)	(17,081)
Net increase (decrease)	33,049	$276,917	13,196	$115,727
Net increase (decrease)	854,739	$7,053,573	361,295	$3,360,002

1	Series III shares began operations on 1-2-08.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American International Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,440,243	$19,032,161	1,915,489	$39,595,868
Distributions reinvested	1,606,021	18,148,034	322,604	5,455,603
Repurchased	(1,467,547)	(18,672,516)	(1,369,967)	(27,533,901)
Net increase (decrease)	1,578,717	$18,507,679	868,126	$17,517,570
Series II shares
Sold	889,496	$11,791,870	4,784,032	$90,675,576
Distributions reinvested	12,967,994	146,408,650	3,003,704	52,453,877
Repurchased	(5,838,262)	(73,697,572)	(7,034,692)	(142,244,551)
Net increase (decrease)	8,019,228	$84,502,948	753,044	$884,902
Series III shares
Sold	28,831	$381,510	18,749	$377,391
Distributions reinvested	12,799	144,247	1,017	14,182
Repurchased	(2,082)	(25,961)	(239)	(3,733)
Net increase (decrease)	39,548	$499,796	19,527	$387,840
Net increase (decrease)	9,637,493	$103,510,423	1,640,697	$18,790,312

1	Series III shares began operations on 1-2-08.

American New World Trust	Six months ended 6-30-09[1]		Year ended 12-31-08[2]
	Shares	Amount	Shares	Amount
Series I shares
Sold	46,965	$446,277	—	—
Repurchased	(43)	(414)	—	—
Net increase (decrease)	46,922	$445,863	—	—
Series II shares
Sold	1,193,242	$10,733,381	2,689,394	$35,317,224
Distributions reinvested	77,563	661,614	185,379	1,501,308
Repurchased	(697,970)	(5,699,024)	(3,441,393)	(41,486,550)
Net increase (decrease)	572,835	$5,695,971	(566,620)	($4,668,018)
Series III shares
Sold	57,023	$476,091	14,327	$151,061
Distributions reinvested	802	6,832	600	4,761
Repurchased	(1,438)	(11,680)	(827)	(9,070)
Net increase (decrease)	56,387	$471,243	14,100	$146,752
Net increase (decrease)	676,144	$6,613,077	(552,520)	($4,521,266)

1	Series I shares began operations on 5-6-09.
2	Series III shares began operations on 1-2-08.

Balanced Trust	Period ended 6-30-09[1]
	Shares	Amount
Series I shares
Sold	2,779	$35,123
Repurchased	(478)	(6,285)
Net increase (decrease)	2,301	$28,838
Series NAV shares
Sold	986,666	$12,563,549
Net increase (decrease)	986,666	$12,563,549
Net increase (decrease)	988,967	$12,592,387

1	Period from 4-30-09 (commencement of operations) to 6-30-09.

Blue Chip Growth Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	196,673	$2,563,012	493,474	$7,097,723
Issued in reorganization (Note 11)	—	—	1,330,863	26,526,609
Distributions reinvested	27,248	362,124	487,954	9,099,078
Repurchased	(2,447,483)	(30,578,270)	(6,661,650)	(117,672,393)
Net increase (decrease)	(2,223,562)	($27,653,134)	(4,349,359)	($74,948,983)
Series II shares
Sold	388,994	$5,116,424	959,529	$14,542,700
Issued in reorganization (Note 11)	—	—	1,066,307	21,203,725
Distributions reinvested	7,966	105,707	137,242	2,646,035
Repurchased	(930,216)	(11,689,944)	(1,921,619)	(33,750,804)
Net increase (decrease)	(533,256)	($6,467,813)	241,459	$4,641,656
Series NAV shares
Sold	2,616,164	$30,760,718	27,210,946	$492,404,325
Issued in reorganization (Note 11)	—	—	47,340	941,822
Distributions reinvested	88,759	1,177,832	2,642,801	48,881,798
Repurchased	(43,787,726)	(507,448,810)	(38,454,530)	(569,985,761)
Net increase (decrease)	(41,082,803)	($475,510,260)	(8,553,443)	($27,757,816)
Net increase (decrease)	(43,839,621)	($509,631,207)	(12,661,343)	($98,065,143)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	528,785	$3,181,607	412,894	$3,220,507
Distributions reinvested	14,972	101,659	114,552	737,204
Repurchased	(2,254,432)	(14,543,203)	(4,959,613)	(41,917,597)
Net increase (decrease)	(1,710,675)	($11,259,937)	(4,432,167)	($37,959,886)
Series II shares
Sold	495,522	$3,215,745	529,783	$4,246,471
Distributions reinvested	4,765	32,068	25,944	161,754
Repurchased	(569,968)	(3,576,481)	(1,942,697)	(16,539,610)
Net increase (decrease)	(69,681)	($328,668)	(1,386,970)	($12,131,385)
Series NAV shares
Sold	11,292,074	$67,363,201	36,648,792	$338,014,943
Distributions reinvested	83,054	563,937	598,099	3,879,389
Repurchased	(7,479,626)	(47,047,202)	(30,870,030)	(222,710,262)
Net increase (decrease)	3,895,502	$20,879,936	6,376,861	$119,184,070
Net increase (decrease)	2,115,146	$9,291,331	557,724	$69,092,799

Capital Appreciation Value Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	689	$5,997	42,625	$525,158
Distributions reinvested	29	270	344	3,029
Repurchased	(303)	(2,972)	(24)	(207)
Net increase (decrease)	415	$3,295	42,945	$527,980
Series II shares
Sold	13,861,854	$124,279,787	15,571,315	$162,666,334
Distributions reinvested	17,547	165,467	92,410	815,057
Repurchased	(429,399)	(4,249,722)	(66,679)	(506,765)
Net increase (decrease)	13,450,002	$120,195,532	15,597,046	$162,974,626
Series NAV shares
Sold	45,434	$423,598	96,312	$1,072,175
Distributions reinvested	67	629	606	5,342
Repurchased	(14,364)	(120,661)	(7,313)	(67,128)
Net increase (decrease)	31,137	$303,566	89,605	$1,010,389
Net increase (decrease)	13,481,554	$120,502,393	15,729,596	$164,512,995

1	Period from 4-28-08 (commencement of operations) to 12-31-08.

Core Allocation Trust	Period ended 6-30-09[1]
	Shares	Amount
Series I shares
Sold	43,573	$571,045
Repurchased	(6,157)	(81,654)
Net increase (decrease)	37,416	$489,391
Series II shares
Sold	610,264	$8,003,323
Repurchased	(31,380)	(402,268)
Net increase (decrease)	578,884	$7,601,055
Net increase (decrease)	616,300	$8,090,446

1	Period from 5-1-09 (commencement of operations) to 6-30-09.

Core Allocation Plus Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,477,668	$12,827,527	1,308,941	$14,923,854
Distributions reinvested	—	—	9,136	76,746
Repurchased	(1,691)	(13,964)	(22,184)	(252,288)
Net increase (decrease)	1,475,977	$12,813,563	1,295,893	$14,748,312
Series II shares
Sold	8,429,966	$69,955,485	6,587,836	$64,369,695
Distributions reinvested	—	—	29,186	245,455
Repurchased	(68,059)	(623,500)	(31,725)	(359,183)
Net increase (decrease)	8,361,907	$69,331,985	6,585,297	$64,255,967
Series NAV shares
Sold	639,146	$5,832,111	421,519	$5,185,005
Distributions reinvested	—	—	3,230	27,132
Repurchased	(24,431)	(217,757)	(1,782)	(14,797)
Net increase (decrease)	614,715	$5,614,354	422,967	$5,197,340
Net increase (decrease)	10,452,599	$87,759,902	8,304,157	$84,201,619

1	Period from 1-2-08 (commencement of operations) to 12-31-08.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Core Balanced Trust	Period ended 6-30-09[1]
	Shares	Amount
Series I shares
Sold	41,301	$532,114
Repurchased	(1,977)	(25,881)
Net increase (decrease)	39,324	$506,233
Series II shares
Sold	939,066	$12,139,147
Net increase (decrease)	939,066	$12,139,147
Net increase (decrease)	978,390	$12,645,380

1	Period from 5-1-09 (commencement of operations) to 6-30-09.

Core Disciplined Diversification Trust	Period ended 6-30-09[1]
	Shares	Amount
Series II shares
Sold	1,140,075	$15,085,428
Repurchased	(9,194)	(120,901)
Net increase (decrease)	1,130,881	$14,964,527

1	Period from 5-1-09 (commencement of operations) to 6-30-09.

Core Fundamental Holdings Trust	Period ended 6-30-09[1]
	Shares	Amount
Series II shares
Sold	1,844,115	$23,962,831
Net increase (decrease)	1,844,115	$23,962,831
Series III shares
Sold	172,853	$2,217,756
Repurchased	(4,268)	(55,768)
Net increase (decrease)	168,585	$2,161,988
Net increase (decrease)	2,012,700	$26,124,819

1	Period from 5-1-09 (commencement of operations) to 6-30-09.

Core Global Diversification Trust	Period ended 6-30-09[1]
	Shares	Amount
Series II shares
Sold	1,461,422	$19,316,427
Repurchased	(34,144)	(449,766)
Net increase (decrease)	1,427,278	$18,866,661
Series III shares
Sold	48,830	$645,868
Repurchased	(8,496)	(112,785)
Net increase (decrease)	40,334	$533,083
Net increase (decrease)	1,467,612	$19,399,744

1	Period from 5-1-09 (commencement of operations) to 6-30-09.

Disciplined Diversification Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,788	$43,806	85,690	$1,066,286
Distributions reinvested	—	—	1,050	9,217
Repurchased	(1,056)	(10,194)	(5,099)	(59,186)
Net increase (decrease)	3,732	$33,612	81,641	$1,016,317
Series II shares
Sold	11,147,456	$94,677,627	13,488,619	$145,950,685
Distributions reinvested	—	—	129,778	1,140,750
Repurchased	(1,006,679)	(9,294,572)	(445,599)	(5,196,219)
Net increase (decrease)	10,140,777	$85,383,055	13,172,798	$141,895,216
Series NAV shares
Sold	1,169,085	$11,062,784	301,531	$3,000,493
Distributions reinvested	—	—	3,620	31,785
Repurchased	(7,345)	(62,979)	(25,725)	(198,888)
Net increase (decrease)	1,161,740	$10,999,805	279,426	$2,833,390
Net increase (decrease)	11,306,249	$96,416,472	13,533,865	$145,744,923

1	Period from 4-28-08 (commencement of operations) to 12-31-08.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Emerging Markets Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	88,421	$750,588	449,665	$4,495,770
Distributions reinvested	1,171	9,200	10,277	71,255
Repurchased	(34,812)	(279,876)	(84,424)	(1,058,520)
Net increase (decrease)	54,780	$479,912	375,518	$3,508,505
Series NAV shares
Sold	44,157,984	$281,401,428	17,548,655	$188,437,432
Distributions reinvested	219,689	1,726,759	1,686,493	12,412,500
Repurchased	(3,994,120)	(33,744,760)	(10,179,670)	(72,669,812)
Net increase (decrease)	40,383,553	$249,383,427	9,055,478	$128,180,120
Net increase (decrease)	40,438,333	$249,863,339	9,430,996	$131,688,625

Emerging Small Company Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	134,607	$1,789,648	245,058	$4,735,752
Distributions reinvested	—	—	3,369	72,129
Repurchased	(631,662)	(8,296,313)	(1,641,189)	(32,589,925)
Net increase (decrease)	(497,055)	($6,506,665)	(1,392,762)	($27,782,044)
Series II shares
Sold	176,948	$2,302,139	401,433	$7,972,897
Distributions reinvested	—	—	848	17,902
Repurchased	(251,602)	(3,190,560)	(685,837)	(14,163,345)
Net increase (decrease)	(74,654)	($888,421)	(283,556)	($6,172,546)
Series NAV shares
Sold	38,644	$533,129	56,952	$1,112,638
Distributions reinvested	—	—	42	910
Repurchased	(19,054)	(254,602)	(27,086)	(531,671)
Net increase (decrease)	19,590	$278,527	29,908	$581,877
Net increase (decrease)	(552,119)	($7,116,559)	(1,646,410)	($33,372,713)

Equity-Income Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,023,077	$9,034,553	441,238	$5,498,032
Issued in reorganization (Note 11)	175,931	1,682,453	—	—
Distributions reinvested	205,436	1,951,647	2,096,014	25,987,344
Repurchased	(4,608,302)	(41,788,740)	(10,157,680)	(139,001,196)
Net increase (decrease)	(3,203,858)	($29,120,087)	(7,620,428)	($107,515,820)
Series II shares
Sold	1,348,239	$12,445,771	909,601	$10,785,096
Issued in reorganization (Note 11)	1,070,772	10,213,706	—	—
Distributions reinvested	84,176	797,992	816,475	10,125,946
Repurchased	(2,655,319)	(23,839,568)	(3,913,752)	(53,530,612)
Net increase (decrease)	(152,132)	($382,099)	(2,187,676)	($32,619,570)
Series NAV shares
Sold	35,343,370	$279,483,293	12,668,346	$160,783,540
Issued in reorganization (Note 11)	744,149	7,097,663	—	—
Distributions reinvested	729,481	6,915,483	4,862,498	59,802,828
Repurchased	(4,913,160)	(44,958,747)	(23,244,156)	(265,242,107)
Net increase (decrease)	31,903,840	$248,537,692	(5,713,312)	($44,655,739)
Net increase (decrease)	28,547,850	$219,035,506	(15,521,416)	($184,791,129)

Financial Services Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	996,324	$7,358,981	1,783,439	$19,544,455
Distributions reinvested	4,022	31,168	259,868	2,926,236
Repurchased	(857,420)	(6,038,447)	(1,173,044)	(12,562,433)
Net increase (decrease)	142,926	$1,351,702	870,263	$9,908,258
Series II shares
Sold	392,851	$2,888,703	1,079,339	$11,910,605
Distributions reinvested	1,963	15,154	197,257	2,259,679
Repurchased	(528,462)	(3,639,713)	(819,777)	(8,963,432)
Net increase (decrease)	(133,648)	($735,856)	456,819	$5,206,852
Series NAV shares
Sold	318,248	$2,246,079	282,236	$2,948,380
Distributions reinvested	2,591	20,054	185,968	2,117,994
Repurchased	(389,361)	(2,880,642)	(786,783)	(8,676,774)
Net increase (decrease)	(68,522)	($614,509)	(318,579)	($3,610,400)
Net increase (decrease)	(59,244)	$1,337	1,008,503	$11,504,710

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Franklin Templeton Founding Allocation Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,306,504	$16,702,563	1,582,550	$15,054,688
Distributions reinvested	1,270	9,396	58,997	424,638
Repurchased	(529)	(4,031)	(37,279)	(365,424)
Net increase (decrease)	2,307,245	$16,707,928	1,604,268	$15,113,902
Series II shares
Sold	2,563,453	$18,456,759	54,000,141	$560,122,058
Distributions reinvested	13,867	102,758	7,006,898	57,066,480
Repurchased	(6,299,509)	(44,525,011)	(4,842,972)	(45,023,843)
Net increase (decrease)	(3,722,189)	($25,965,494)	56,164,067	$572,164,695
Series NAV shares
Sold	151,897	$1,078,080	153,319	$1,306,419
Distributions reinvested	111	822	4,834	34,127
Repurchased	(42,834)	(297,064)	(24,156)	(205,516)
Net increase (decrease)	109,174	$781,838	133,997	$1,135,030
Net increase (decrease)	(1,305,770)	($8,475,728)	57,902,332	$588,413,627

1	Series I and Series NAV shares began operations on 1-28-08 and 4-28-08, respectively.

Fundamental Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	627,606	$6,307,667	447,877	$5,499,955
Issued in reorganization (Note 11)	87,596	857,272	33,365,186	348,058,014
Distributions reinvested	65,198	633,721	558,618	6,049,491
Repurchased	(4,189,348)	(37,942,810)	(3,658,936)	(44,471,451)
Net increase (decrease)	(3,408,948)	($30,144,150)	30,712,745	$315,136,009
Series II shares
Sold	488,239	$4,249,412	2,145,915	$24,554,676
Issued in reorganization (Note 11)	1,918,145	18,732,540	3,673,043	38,146,978
Distributions reinvested	38,320	371,704	517,469	6,730,867
Repurchased	(2,426,247)	(21,880,831)	(4,520,983)	(60,666,081)
Net increase (decrease)	18,457	$1,472,825	1,815,444	$8,766,440
Series NAV shares
Sold	12,627,456	$105,563,019	48,120,870	$702,854,865
Issued in reorganization (Note 11)	194,271	1,895,559	146,014	1,519,594
Distributions reinvested	142,720	1,382,958	1,508,198	18,674,408
Repurchased	(3,269,810)	(28,336,598)	(27,660,791)	(276,910,379)
Net increase (decrease)	9,694,637	$80,504,938	22,114,291	$446,138,488
Net increase (decrease)	6,304,146	$51,833,613	54,642,480	$770,040,937

Global Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,207,768	$12,326,067	156,612	$1,949,331
Distributions reinvested	23,858	246,688	341,678	3,664,100
Repurchased	(392,894)	(3,931,857)	(4,938,415)	(63,204,765)
Net increase (decrease)	838,732	$8,640,898	(4,440,125)	($57,591,334)
Series II shares
Sold	38,500	$372,024	98,869	$1,416,577
Distributions reinvested	4,260	43,883	71,365	755,666
Repurchased	(300,043)	(2,960,687)	(849,938)	(12,369,614)
Net increase (decrease)	(257,283)	($2,544,780)	(679,704)	($10,197,371)
Series NAV shares
Sold	1,457,812	$14,492,627	13,701,253	$205,355,025
Distributions reinvested	71,390	737,460	974,091	10,317,479
Repurchased	(967,065)	(10,481,572)	(515,747)	(7,294,510)
Net increase (decrease)	562,137	$4,748,515	14,159,597	$208,377,994
Net increase (decrease)	1,143,586	$10,844,633	9,039,768	$140,589,289

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Global Allocation Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	137,818	$931,090	348,251	$3,542,026
Distributions reinvested	805	5,465	477,032	3,251,407
Repurchased	(846,745)	(5,439,388)	(2,285,835)	(22,456,084)
Net increase (decrease)	(708,122)	($4,502,833)	(1,460,552)	($15,662,651)
Series II shares
Sold	703,833	$4,503,848	857,856	$7,048,380
Distributions reinvested	—	—	1,391,105	9,431,703
Repurchased	(1,754,771)	(11,487,422)	(3,131,225)	(29,626,732)
Net increase (decrease)	(1,050,938)	($6,983,574)	(882,264)	($13,146,649)
Series NAV shares
Sold	96,583	$622,777	509,987	$4,225,157
Distributions reinvested	309	2,089	138,753	937,169
Repurchased	(81,598)	(523,476)	(103,947)	(1,018,330)
Net increase (decrease)	15,294	$101,390	544,793	$4,143,996
Net increase (decrease)	(1,743,766)	($11,385,017)	(1,798,023)	($24,665,304)

Global Real Estate Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	23,990	$128,071	15,837	$163,225
Distributions reinvested	255	1,064	1,035	6,148
Repurchased	(2,624)	(15,043)	(125)	(942)
Net increase (decrease)	21,621	$114,092	16,747	$168,431
Series NAV shares
Sold	2,734,031	$14,915,060	37,017,472	$345,790,495
Distributions reinvested	836,556	3,482,903	4,858,865	28,861,655
Repurchased	(78,432,065)	(386,076,646)	(8,060,799)	(61,128,369)
Net increase (decrease)	(74,861,478)	($367,678,683)	33,815,538	$313,523,781
Net increase (decrease)	(74,839,857)	($367,564,591)	33,832,285	$313,692,212

1	Series I shares began operations on 4-28-08.

Growth Equity Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	13,933,055	$96,123,936	44,953,321	$544,440,410
Distributions reinvested	48,177	377,226	26,799	198,044
Repurchased	(548,422)	(3,999,256)	(4,923,310)	(40,290,638)
Net increase (decrease)	13,432,810	$92,501,906	40,056,810	$504,347,816

1	Period from 4-28-08 (commencement of operations) to 12-31-08.

Health Sciences Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	662,664	$6,928,494	2,125,542	$29,086,274
Distributions reinvested	123,906	1,253,929	210,415	2,842,701
Repurchased	(1,534,918)	(15,008,463)	(3,000,456)	(37,359,402)
Net increase (decrease)	(748,348)	($6,826,040)	(664,499)	($5,430,427)
Series II shares
Sold	458,704	$4,794,390	1,029,762	$13,913,530
Distributions reinvested	70,697	703,435	119,851	1,595,215
Repurchased	(923,108)	(9,120,802)	(1,914,218)	(23,578,517)
Net increase (decrease)	(393,707)	($3,622,977)	(764,605)	($8,069,772)
Series NAV shares
Sold	183,282	$1,898,731	446,470	$6,229,658
Distributions reinvested	28,347	287,726	50,123	678,662
Repurchased	(365,935)	(3,667,955)	(722,868)	(8,603,710)
Net increase (decrease)	(154,306)	($1,481,498)	(226,275)	($1,695,390)
Net increase (decrease)	(1,296,361)	($11,930,515)	(1,655,379)	($15,195,589)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Core Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	195,745	$1,488,365	232,079	$2,629,666
Distributions reinvested	375,234	2,645,399	661,609	6,089,248
Repurchased	(987,835)	(7,113,018)	(1,968,251)	(22,617,917)
Net increase (decrease)	(416,856)	($2,979,254)	(1,074,563)	($13,899,003)
Series II shares
Sold	157,714	$1,173,848	386,406	$4,571,628
Distributions reinvested	149,355	1,060,423	258,039	2,392,894
Repurchased	(414,950)	(2,919,913)	(1,081,982)	(12,714,311)
Net increase (decrease)	(107,881)	($685,642)	(437,537)	($5,749,789)
Series NAV shares
Sold	6,787,273	$47,416,565	10,032,139	$115,975,196
Distributions reinvested	3,757,576	26,415,761	7,004,235	66,107,884
Repurchased	(10,863,121)	(71,105,618)	(43,186,940)	(519,896,489)
Net increase (decrease)	(318,272)	$2,726,708	(26,150,566)	($337,813,409)
Net increase (decrease)	(843,009)	($938,188)	(27,662,666)	($357,462,201)

International Opportunities Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	149,191	$1,344,460	705,330	$10,219,283
Distributions reinvested	228	1,930	32,466	441,820
Repurchased	(208,648)	(1,719,819)	(827,745)	(11,780,522)
Net increase (decrease)	(59,229)	($373,429)	(89,949)	($1,119,419)
Series II shares
Sold	532,039	$5,000,740	660,779	$8,991,967
Distributions reinvested	1,043	8,851	221,543	3,075,413
Repurchased	(847,226)	(6,696,772)	(1,793,922)	(24,914,711)
Net increase (decrease)	(314,144)	($1,687,181)	(911,600)	($12,847,331)
Series NAV shares
Sold	8,441,134	$63,718,434	13,151,310	$172,974,045
Distributions reinvested	35,179	297,264	3,168,797	41,602,817
Repurchased	(16,674,172)	(123,529,131)	(8,029,228)	(76,374,852)
Net increase (decrease)	(8,197,859)	($59,513,433)	8,290,879	$138,202,010
Net increase (decrease)	(8,571,232)	($61,574,043)	7,289,330	$124,235,260

International Small Cap Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	415,188	$2,855,054	479,336	$6,369,127
Distributions reinvested	2,579,304	12,045,347	355,532	3,906,267
Repurchased	(1,425,356)	(9,799,942)	(2,457,362)	(36,787,475)
Net increase (decrease)	1,569,136	$5,100,459	(1,622,494)	($26,512,081)
Series II shares
Sold	374,397	$2,449,016	404,924	$4,835,070
Distributions reinvested	1,173,656	5,551,392	148,989	1,672,553
Repurchased	(580,057)	(3,921,736)	(1,459,059)	(22,448,991)
Net increase (decrease)	967,996	$4,078,672	(905,146)	($15,941,368)
Series NAV shares
Sold	282,975	$1,970,962	3,253,526	$38,891,039
Distributions reinvested	6,449,543	29,925,877	1,121,525	12,286,480
Repurchased	(23,896,417)	(136,288,295)	(7,187,637)	(122,483,298)
Net increase (decrease)	(17,163,899)	($104,391,456)	(2,812,586)	($71,305,779)
Net increase (decrease)	(14,626,767)	($95,212,325)	(5,340,226)	($113,759,228)

International Small Company Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	27,691	$156,079	18,625,418	$212,225,567
Distributions reinvested	787,825	4,033,666	694,605	4,403,797
Repurchased	(24,019,200)	(131,110,329)	(1,516,008)	(10,465,848)
Net increase (decrease)	(23,203,684)	($126,920,584)	17,804,015	$206,163,516

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	229,625	$1,911,156	467,736	$5,430,265
Distributions reinvested	961,616	8,067,961	1,528,578	17,676,577
Repurchased	(2,881,101)	(24,213,838)	(6,406,236)	(86,740,991)
Net increase (decrease)	(1,689,860)	($14,234,721)	(4,409,922)	($63,634,149)
Series II shares
Sold	230,116	$1,950,800	633,376	$7,542,764
Distributions reinvested	716,811	5,999,706	1,029,808	11,900,349
Repurchased	(1,417,596)	(11,640,579)	(3,725,831)	(51,393,990)
Net increase (decrease)	(470,669)	($3,690,073)	(2,062,647)	($31,950,877)
Series NAV shares
Sold	3,369,012	$27,831,701	10,494,980	$137,430,158
Distributions reinvested	2,765,168	23,061,501	5,406,814	61,564,099
Repurchased	(20,840,040)	(157,396,988)	(15,975,313)	(179,384,338)
Net increase (decrease)	(14,705,860)	($106,503,786)	(73,519)	$19,609,919
Net increase (decrease)	(16,866,389)	($124,428,580)	(6,546,088)	($75,975,107)

Large Cap Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	37,639	$321,625	110,976	$1,057,175
Distributions reinvested	146,755	1,240,082	355,305	2,927,709
Repurchased	(1,677,472)	(13,403,168)	(3,999,293)	(49,285,283)
Net increase (decrease)	(1,493,078)	($11,841,461)	(3,533,012)	($45,300,399)
Series II shares
Sold	30,367	$241,057	113,673	$1,180,061
Distributions reinvested	8,944	75,401	19,308	158,714
Repurchased	(170,492)	(1,344,332)	(405,367)	(4,883,952)
Net increase (decrease)	(131,181)	($1,027,874)	(272,386)	($3,545,177)
Series NAV shares
Sold	135,063	$1,093,959	4,684,449	$55,085,687
Distributions reinvested	7,779	65,577	374,879	3,077,758
Repurchased	(16,574,790)	(119,197,915)	(13,443,972)	(122,677,444)
Net increase (decrease)	(16,431,948)	($118,038,379)	(8,384,644)	($64,513,999)
Net increase (decrease)	(18,056,207)	($130,907,714)	(12,190,042)	($113,359,575)

Large Cap Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	368,787	$4,526,212	449,941	$8,101,337
Distributions reinvested	13,613	174,518	54,642	798,297
Repurchased	(803,764)	(10,416,684)	(1,211,707)	(22,794,155)
Net increase (decrease)	(421,364)	($5,715,954)	(707,124)	($13,894,521)
Series II shares
Sold	141,125	$1,786,391	269,173	$5,235,879
Distributions reinvested	9,142	116,829	29,497	428,753
Repurchased	(221,705)	(2,764,667)	(731,835)	(14,158,727)
Net increase (decrease)	(71,438)	($861,447)	(433,165)	($8,494,095)
Series NAV shares
Sold	3,412,595	$40,403,008	9,998,901	$200,452,090
Distributions reinvested	115,353	1,478,826	377,472	5,568,962
Repurchased	(1,300,033)	(15,508,486)	(15,787,032)	(218,531,066)
Net increase (decrease)	2,227,915	$26,373,348	(5,410,659)	($12,510,014)
Net increase (decrease)	1,735,113	$19,795,947	(6,550,948)	($34,898,630)

Mid Cap Intersection Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,189	$20,837	6,324	$70,960
Distributions reinvested	91	464	19	128
Repurchased	(25)	(148)	(5,693)	(43,308)
Net increase (decrease)	3,255	$21,153	650	$27,780
Series II shares
Sold	226,197	$1,502,507	716,635	$7,478,055
Distributions reinvested	3,495	17,719	—	—
Repurchased	(156,908)	(989,885)	(507,362)	(4,935,326)
Net increase (decrease)	72,784	$530,341	209,273	$2,542,729
Series NAV shares
Sold	263,042	$1,782,397	156,164	$1,691,662
Distributions reinvested	68,891	349,552	38,620	264,335
Repurchased	(10,764,760)	(61,235,296)	(14,523,169)	(126,150,572)
Net increase (decrease)	(10,432,827)	($59,103,347)	(14,328,385)	($124,194,575)
Net increase (decrease)	(10,356,788)	($58,551,853)	(14,118,462)	($121,624,066)

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	705,585	$5,828,016	969,528	$11,490,848
Issued in reorganization (Note 11)	—	—	4,626,777	65,256,243
Distributions reinvested	—	—	580,091	7,877,634
Repurchased	(3,116,320)	(25,620,528)	(7,123,250)	(89,831,678)
Net increase (decrease)	(2,410,735)	($19,792,512)	(946,854)	($5,206,953)
Series II shares
Sold	1,118,746	$8,963,195	1,119,692	$12,841,384
Issued in reorganization (Note 11)	—	—	1,616,943	22,457,599
Distributions reinvested	—	—	350,638	4,688,037
Repurchased	(2,004,346)	(15,881,313)	(3,767,159)	(47,314,244)
Net increase (decrease)	(885,600)	($6,918,118)	(679,886)	($7,327,224)
Series NAV shares
Sold	6,614,522	$52,774,660	3,313,140	$37,381,807
Issued in reorganization (Note 11)	—	—	65,397	925,306
Distributions reinvested	—	—	1,195,314	16,280,182
Repurchased	(2,115,333)	(17,250,658)	(14,569,911)	(160,349,049)
Net increase (decrease)	4,499,189	$35,524,002	(9,996,060)	($105,761,754)
Net increase (decrease)	1,202,854	$8,813,372	(11,622,800)	($118,295,931)

Mid Cap Value Equity Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	6,979,554	$44,762,320	852,857	$6,808,840
Distributions reinvested	391,011	2,967,777	299,341	3,376,657
Repurchased	(280,900)	(1,955,591)	(5,332,522)	(67,320,749)
Net increase (decrease)	7,089,665	$45,774,506	(4,180,324)	($57,135,252)
Net increase (decrease)	7,089,665	$45,774,506	(4,180,324)	($57,135,252)

Mid Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	9,771,789	$70,043,970	4,057,313	$28,509,828
Issued in reorganization (Note 11)	11,375,995	82,658,470	—	—
Distributions reinvested	18,291	131,695	79,218	612,579
Repurchased	(526,116)	(3,769,806)	(304,595)	(2,745,969)
Net increase (decrease)	20,639,959	$149,064,329	3,831,936	$26,376,438
Series II shares
Sold	203,266	$1,594,910	328,495	$3,014,544
Issued in reorganization (Note 11)	10,779,092	78,310,800	—	—
Distributions reinvested	1,254	9,032	40,770	374,700
Repurchased	(961,052)	(7,046,583)	(647,022)	(5,825,497)
Net increase (decrease)	10,022,560	$72,868,159	(277,757)	($2,436,253)
Series NAV shares
Sold	28,921,485	$168,221,047	1,135,430	$8,432,498
Issued in reorganization (Note 11)	1,248,705	9,049,426	—	—
Distributions reinvested	56,647	406,724	460,553	4,143,097
Repurchased	(1,590,600)	(10,763,604)	(5,404,906)	(49,589,122)
Net increase (decrease)	28,636,237	$166,913,593	(3,808,923)	($37,013,527)
Net increase (decrease)	59,298,756	$388,846,081	(254,744)	($13,073,342)

Mutual Shares Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,117,064	$49,509,391	2,513,353	$21,953,988
Distributions reinvested	206,276	1,460,431	27,012	193,407
Repurchased	(102,067)	(761,422)	(32,234)	(315,950)
Net increase (decrease)	7,221,273	$50,208,400	2,508,131	$21,831,445
Series NAV shares
Sold	1,709,989	$11,863,667	19,223,212	$193,953,114
Distributions reinvested	1,558,072	11,031,148	642,259	4,598,576
Repurchased	(427,931)	(3,025,106)	(746,600)	(7,532,840)
Net increase (decrease)	2,840,130	$19,869,709	19,118,871	$191,018,850
Net increase (decrease)	10,061,403	$70,078,109	21,627,002	$212,850,295

1	Series I shares began operations on 1-28-08.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Natural Resources Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	488,561	$4,452,196	694,948	$15,545,042
Distributions reinvested	881,551	5,359,834	45,856	1,171,190
Repurchased	(862,204)	(8,274,519)	(884,529)	(18,631,496)
Net increase (decrease)	507,908	$1,537,511	(143,725)	($1,915,264)
Series II shares
Sold	2,866,858	$27,406,037	2,730,467	$69,083,592
Distributions reinvested	7,892,326	47,432,883	341,021	9,187,355
Repurchased	(1,687,808)	(14,339,218)	(5,243,653)	(118,156,165)
Net increase (decrease)	9,071,376	$60,499,702	(2,172,165)	($39,885,218)
Series NAV shares
Sold	651,232	$5,998,299	4,822,436	$103,976,952
Distributions reinvested	12,867,160	76,945,614	729,353	18,278,458
Repurchased	(25,966,529)	(213,245,058)	(15,470,829)	(382,710,376)
Net increase (decrease)	(12,448,137)	($130,301,145)	(9,919,040)	($260,454,966)
Net increase (decrease)	(2,868,853)	($68,263,932)	(12,234,930)	($302,255,448)

Optimized All Cap Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	147,559	$1,193,760	255,740	$3,280,006
Distributions reinvested	61,085	513,114	193,193	1,642,293
Repurchased	(1,409,888)	(11,403,941)	(3,351,930)	(40,988,429)
Net increase (decrease)	(1,201,244)	($9,697,067)	(2,902,997)	($36,066,130)
Series II shares
Sold	32,745	$257,078	487,309	$4,789,845
Distributions reinvested	28,381	238,116	69,799	596,955
Repurchased	(621,093)	(5,039,009)	(1,864,491)	(23,724,765)
Net increase (decrease)	(559,967)	($4,543,815)	(1,307,383)	($18,337,965)
Series NAV shares
Sold	879,886	$7,076,644	968,181	$9,607,212
Issued in reorganization (Note 11)	—	—	118,281,586	1,718,113,023
Distributions reinvested	477,485	4,020,424	1,478,137	12,372,101
Repurchased	(6,656,527)	(54,508,323)	(9,978,958)	(119,454,374)
Net increase (decrease)	(5,299,156)	($43,411,255)	110,748,946	$1,620,637,962
Net increase (decrease)	(7,060,367)	($57,652,137)	106,538,566	$1,566,233,867

Optimized Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,703	$344,089	15,241	$180,847
Distributions reinvested	479	3,328	1,089	7,986
Repurchased	(5,915)	(38,231)	(65,697)	(759,421)
Net increase (decrease)	43,267	$309,186	(49,367)	($570,588)
Series II shares
Sold	20,258	$135,163	74,058	$634,710
Distributions reinvested	11,708	81,723	57,301	418,123
Repurchased	(187,946)	(1,280,477)	(474,278)	(5,181,426)
Net increase (decrease)	(155,980)	($1,063,591)	(342,919)	($4,128,593)
Series NAV shares
Sold	2,361,195	$15,373,677	8,982,680	$93,975,280
Distributions reinvested	209,844	1,456,315	1,704,038	12,556,984
Repurchased	(19,618,827)	(119,769,098)	(27,675,569)	(208,669,395)
Net increase (decrease)	(17,047,788)	($102,939,106)	(16,988,851)	($102,137,131)
Net increase (decrease)	(17,160,501)	($103,693,511)	(17,381,137)	($106,836,312)

Overseas Equity Trust	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	—	—	156,756	$1,894,878
Distributions reinvested	—	—	23,185	292,362
Repurchased	—	—	(587,534)	(4,478,438)
Net increase (decrease)	—	—	(407,593)	($2,291,198)
Series II shares
Sold	28,667	$206,150	131,996	$1,596,112
Distributions reinvested	1,889	13,315	39,917	438,460
Repurchased	(90,666)	(637,993)	(246,755)	(2,738,188)
Net increase (decrease)	(60,110)	($418,528)	(74,842)	($703,616)
Series NAV shares
Sold	364,840	$2,602,428	2,670,696	$30,222,179
Distributions reinvested	86,703	607,786	3,447,576	36,993,514
Repurchased	(22,534,363)	(141,664,614)	(8,143,424)	(69,599,737)
Net increase (decrease)	(22,082,820)	($138,454,400)	(2,025,152)	($2,384,044)
Net increase (decrease)	(22,142,930)	($138,872,928)	(2,507,587)	($5,378,858)

1	Series I shares were terminated on 10-24-08.

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Pacific Rim Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,033,187	$6,211,460	1,493,290	$12,275,997
Distributions reinvested	49,332	281,688	448,501	3,483,322
Repurchased	(1,438,739)	(8,055,328)	(3,535,614)	(29,125,569)
Net increase (decrease)	(356,220)	($1,562,180)	(1,593,823)	($13,366,250)
Series II shares
Sold	948,214	$5,577,576	910,088	$7,815,411
Distributions reinvested	15,577	88,787	143,690	1,153,499
Repurchased	(579,504)	(3,398,752)	(2,488,808)	(21,487,909)
Net increase (decrease)	384,287	$2,267,611	(1,435,030)	($12,518,999)
Series NAV shares
Sold	392,258	$2,225,786	557,130	$4,771,909
Distributions reinvested	7,184	41,234	46,525	356,458
Repurchased	(195,745)	(1,076,052)	(343,671)	(2,818,156)
Net increase (decrease)	203,697	$1,190,968	259,984	$2,310,211
Net increase (decrease)	231,764	$1,896,399	(2,768,869)	($23,575,038)

Real Estate Securities Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	431,186	$2,395,448	768,742	$8,349,509
Distributions reinvested	156,352	989,706	732,045	7,007,722
Repurchased	(1,963,339)	(11,508,228)	(4,112,653)	(45,057,200)
Net increase (decrease)	(1,375,801)	($8,123,074)	(2,611,866)	($29,699,969)
Series II shares
Sold	741,563	$3,922,027	1,363,628	$14,363,635
Distributions reinvested	111,406	706,316	444,327	4,321,869
Repurchased	(1,193,133)	(6,910,976)	(3,105,397)	(34,184,432)
Net increase (decrease)	(340,164)	($2,282,633)	(1,297,442)	($15,498,928)
Series NAV shares
Sold	698,802	$4,175,786	1,454,790	$13,982,812
Distributions reinvested	284,115	1,787,086	1,286,307	12,121,259
Repurchased	(2,079,952)	(11,777,810)	(5,428,974)	(58,185,590)
Net increase (decrease)	(1,097,035)	($5,814,938)	(2,687,877)	($32,081,519)
Net increase (decrease)	(2,813,000)	($16,220,645)	(6,597,185)	($77,280,416)

Science and Technology Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,298,783	$12,135,474	856,283	$10,446,387
Repurchased	(1,360,620)	(12,027,380)	(5,318,353)	(63,780,798)
Net increase (decrease)	(61,837)	$108,094	(4,462,070)	($53,334,411)
Series II shares
Sold	897,494	$8,409,303	551,797	$6,857,485
Repurchased	(443,090)	(3,919,123)	(1,617,579)	(19,939,176)
Net increase (decrease)	454,404	$4,490,180	(1,065,782)	($13,081,691)
Series NAV shares
Sold	307,727	$2,721,701	315,508	$3,803,895
Repurchased	(142,719)	(1,334,979)	(218,719)	(2,597,358)
Net increase (decrease)	165,008	$1,386,722	96,789	$1,206,537
Net increase (decrease)	557,575	$5,984,996	(5,431,063)	($65,209,565)

Small Cap Growth Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	865,667	$5,039,661	2,674,498	$18,543,249
Issued in reorganization (Note 11)	—	—	201,032	1,238,199
Distributions reinvested	—	—	32,806	296,246
Repurchased	(439,298)	(2,599,987)	(622,428)	(4,985,098)
Net increase (decrease)	426,369	$2,439,674	2,285,908	$15,092,596
Series II shares
Sold	465,809	$2,748,576	1,182,211	$10,269,525
Issued in reorganization (Note 11)	—	—	757,798	4,623,567
Distributions reinvested	—	—	44,611	399,717
Repurchased	(814,123)	(4,587,535)	(1,398,013)	(11,255,223)
Net increase (decrease)	(348,314)	($1,838,959)	586,607	$4,037,586
Series NAV shares
Sold	6,379,890	$34,304,962	9,067,572	$68,355,234
Issued in reorganization (Note 11)	—	—	500,528	3,088,838
Distributions reinvested	—	—	261,666	2,365,461
Repurchased	(1,502,175)	(8,781,605)	(4,248,196)	(35,006,886)
Net increase (decrease)	4,877,715	$25,523,357	5,581,570	$38,802,647
Net increase (decrease)	4,955,770	$26,124,072	8,454,085	$57,932,829

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Opportunities Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	250,832	$2,949,843	160,983	$2,275,630
Distributions reinvested	—	—	181,757	2,890,534
Repurchased	(535,118)	(5,722,904)	(978,768)	(16,155,614)
Net increase (decrease)	(284,286)	($2,773,061)	(636,028)	($10,989,450)
Series II shares
Sold	174,253	$1,891,766	142,211	$1,839,248
Distributions reinvested	—	—	129,753	2,077,012
Repurchased	(275,135)	(2,821,497)	(601,815)	(10,145,035)
Net increase (decrease)	(100,882)	($929,731)	(329,851)	($6,228,775)
Series NAV shares
Sold	557,999	$5,865,882	366,171	$5,804,130
Distributions reinvested	—	—	502,317	7,927,152
Repurchased	(3,474,483)	(30,949,032)	(5,017,162)	(91,214,996)
Net increase (decrease)	(2,916,484)	($25,083,150)	(4,148,674)	($77,483,714)
Net increase (decrease)	(3,301,652)	($28,785,942)	(5,114,553)	($94,701,939)

Small Cap Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,019,424	$11,118,232	1,850,538	$26,478,222
Distributions reinvested	17,034	196,916	138,695	1,764,269
Repurchased	(596,245)	(5,712,526)	(994,372)	(13,439,399)
Net increase (decrease)	440,213	$5,602,622	994,861	$14,803,092
Series II shares
Sold	526,741	$5,955,651	1,227,288	$18,442,680
Distributions reinvested	5,106	58,870	61,160	796,513
Repurchased	(1,465,628)	(14,606,662)	(1,438,825)	(20,137,779)
Net increase (decrease)	(933,781)	($8,592,141)	(150,377)	($898,586)
Series NAV shares
Sold	9,545,578	$87,801,857	789,567	$10,978,547
Distributions reinvested	42,248	487,538	230,538	2,987,089
Repurchased	(1,310,536)	(13,989,287)	(4,224,940)	(61,293,726)
Net increase (decrease)	8,277,290	$74,300,108	(3,204,835)	($47,328,090)
Net increase (decrease)	7,783,722	$71,310,589	(2,360,351)	($33,423,584)

Small Company Growth Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	562,558	$5,070,340	2,778,763	$28,971,854
Distributions reinvested	—	—	292,099	4,080,626
Repurchased	(7,648,310)	(63,806,703)	(5,477,045)	(73,978,133)
Net increase (decrease)	(7,085,752)	($58,736,363)	(2,406,183)	($40,925,653)

Small Company Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	193,598	$2,206,368	569,965	$10,023,106
Issued in reorganization (Note 11)	45,770	503,744	—	—
Distributions reinvested	1,204,893	13,289,969	246,134	4,118,221
Repurchased	(1,342,137)	(15,059,994)	(3,442,245)	(55,863,784)
Net increase (decrease)	102,124	$940,087	(2,626,146)	($41,722,457)
Series II shares
Sold	99,418	$1,199,640	675,300	$11,994,496
Issued in reorganization (Note 11)	169,787	1,853,869	—	—
Distributions reinvested	964,319	10,549,648	160,753	2,735,799
Repurchased	(736,405)	(8,013,712)	(2,458,580)	(39,821,653)
Net increase (decrease)	497,119	$5,589,445	(1,622,527)	($25,091,358)
Series NAV shares
Sold	688,886	$7,873,910	9,882,634	$165,641,222
Issued in reorganization (Note 11)	46,542	510,997	—	—
Distributions reinvested	1,981,697	21,798,671	441,102	7,072,412
Repurchased	(10,148,574)	(102,768,476)	(4,634,553)	(72,996,511)
Net increase (decrease)	(7,431,449)	($72,584,898)	5,689,183	$99,717,123
Net increase (decrease)	(6,832,206)	($66,055,366)	1,440,510	$32,903,308

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Smaller Company Growth Trust	Six months ended 6-30-09		Period ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	295,890	$2,723,880	9,633,146	$109,662,321
Repurchased	(882,056)	(10,123,194)	(892,292)	(11,087,021)
Net increase (decrease)	(586,166)	($7,399,314)	8,740,854	$98,575,300

1	Period from 10-7-08 (commencement of operations) on 12-31-08.

U.S. Multi Sector Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	27,486,725	$229,514,128	10,870,500	$128,492,341
Distributions reinvested	285,830	2,561,035	1,763,877	17,550,299
Repurchased	(470,982)	(4,034,517)	(86,108,750)	(981,376,949)
Net increase (decrease)	27,301,573	$228,040,646	(73,474,373)	($835,334,309)

Utilities Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	498,084	$4,062,983	1,711,596	$20,291,449
Distributions reinvested	158,750	1,260,478	921,184	9,762,835
Repurchased	(1,501,299)	(11,716,990)	(4,205,100)	(46,977,273)
Net increase (decrease)	(844,465)	($6,393,529)	(1,572,320)	($16,922,989)
Series II shares
Sold	140,190	$1,147,477	1,069,056	$13,991,412
Distributions reinvested	48,506	382,231	315,723	3,445,092
Repurchased	(623,824)	(4,731,583)	(2,865,288)	(34,150,925)
Net increase (decrease)	(435,128)	($3,201,875)	(1,480,509)	($16,714,421)
Series NAV shares
Sold	119,822	$943,365	1,651,419	$20,939,250
Distributions reinvested	24,462	193,981	114,543	1,127,035
Repurchased	(288,974)	(2,268,689)	(1,728,255)	(21,303,558)
Net increase (decrease)	(144,690)	($1,131,343)	37,707	$762,727
Net increase (decrease)	(1,424,283)	($10,726,747)	(3,015,122)	($32,874,683)

Value Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,510,643	$14,665,835	445,617	$5,410,662
Distributions reinvested	64,060	651,491	611,386	8,514,019
Repurchased	(1,225,220)	(12,027,864)	(3,256,070)	(46,516,076)
Net increase (decrease)	349,483	$3,289,462	(2,199,067)	($32,591,395)
Series II shares
Sold	122,262	$1,220,311	458,386	$6,077,367
Distributions reinvested	10,931	110,727	113,715	1,616,860
Repurchased	(406,291)	(3,799,341)	(1,105,286)	(15,678,678)
Net increase (decrease)	(273,098)	($2,468,303)	(533,185)	($7,984,451)
Series NAV shares
Sold	138,021	$1,278,316	399,013	$5,827,365
Distributions reinvested	4,253	43,213	34,092	461,210
Repurchased	(104,832)	(958,864)	(185,067)	(2,357,901)
Net increase (decrease)	37,442	$362,665	248,038	$3,930,674
Net increase (decrease)	113,827	$1,183,824	(2,484,214)	($36,645,172)

Value & Restructuring Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	871,407	$6,087,529	15,414,027	$206,091,204
Distributions reinvested	171,623	1,475,955	616,133	5,280,482
Repurchased	(8,705,976)	(63,385,805)	(9,787,452)	(92,966,958)
Net increase (decrease)	(7,662,946)	($55,822,321)	6,242,708	$118,404,728

Vista Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	6,552,132	$53,699,470	683,070	$7,629,825
Distributions reinvested	392,759	3,405,223	236,462	3,565,846
Repurchased	(242,586)	(1,996,739)	(4,554,337)	(68,529,432)
Net increase (decrease)	6,702,305	$55,107,954	(3,634,805)	($57,333,761)

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the Portfolios are affiliated Funds of the Portfolios and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolio’s net assets. For the period ended June 30, 2009, the following Portfolios had an affiliate Fund ownership concentration of 5% or more of the Portfolios’ net assets:

FUND	AFFILIATE CONCENTRATION
All Cap Core Trust	71.2%
Alpha Opportunities Trust	100.0%
Balanced Trust	59.5%
Blue Chip Growth Trust	42.3%
Capital Appreciation Trust	63.9%
Emerging Markets Value Trust	97.4%
Equity-Income Trust	51.8%
Fundamental Value Trust	53.4%
Global Trust	68.7%
Global Real Estate Trust	94.7%
Growth Equity Trust	99.9%
Income Trust	100.0%
International Core Trust	85.2%
International Opportunities Trust	89.0%
International Small Company Trust	100.0%
International Value Trust	60.9%
Large Cap Value Trust	76.2%
Mid Cap Index Trust	57.7%
Mid Cap Intersection Trust	60.2%
Mid Cap Stock Trust	33.4%
Mid Cap Value Equity Trust	100.0%
Mid Value Trust	36.8%
Mutual Shares Trust	84.6%
Optimized Value Trust	93.4%
Small Cap Growth Trust	32.7%
Small Cap Opportunities Trust	47.7%
Small Cap Value Trust	29.1%
Small Company Growth Trust	100.0%
Small Company Value Trust	45.3%
Smaller Company Growth Trust	100.0%
U.S. Multi Sector Trust	100.0%
Value & Restructuring Trust	100.0%
Vista Trust	100.0%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Franklin Templeton Founding Allocation Trust invests primarily in affiliated underlying funds that are managed by affiliates of the subadvisor. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Franklin Templeton Founding Allocation Trust transactions in the securities of affiliated issuers during the period ended June 30, 2009, is set forth below:

PORTFOLIO	AFFILIATE SERIES NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Core Balanced Trust	Balanced Trust	59.5%

11.  PURCHASES AND SALES OF SECURITIES The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the period ended June 30, 2009:

PORTFOLIO	PURCHASES OTHER ISSUERS	SALES AND MATURITIES OTHER ISSUERS
All Cap Core Trust	$294,384,800	$355,687,118
All Cap Growth Trust	39,100,980	41,498,357
All Cap Value Trust	43,013,594	42,789,345
Alpha Opportunities Trust	734,630,417	533,572,739
American Asset Allocation Trust	329,087,472	18,895,856
American Blue Chip Income and Growth Trust	47,121,996	11,650,211
American Bond Trust	117,794,303	50,670,317
American Diversified Growth & Income Trust	68,364	38,537
American Fundamental Holdings Trust	284,263,572	499,821
American Global Diversification Trust	110,855,919	7,174,537
American Global Growth Trust	7,504,129	13,075,895
American Global Small Capitalization Trust	20,941,627	9,285,176
American Growth Trust	54,544,541	118,737,753
American Growth-Income Trust	83,498,054	89,956,325
American High-Income Bond Trust	11,610,624	4,155,003
American International Trust	38,660,389	96,335,217
American New World Trust	11,743,066	5,794,192
Balanced Trust	5,576,966	77,963
Blue Chip Growth Trust	362,865,532	848,884,875
Capital Appreciation Trust	373,777,502	322,503,102
Capital Appreciation Value Trust	199,687,883	99,725,701
Core Allocation Trust	8,455,264	358,442
Core Allocation Plus Trust	158,034,598	89,849,551
Core Balanced Trust	12,650,796	—
Core Disciplined Diversification Trust	15,089,709	120,889
Core Fundamental Holdings Trust	26,237,413	—
Core Global Diversification Trust	19,870,712	393,169
Disciplined Diversification Trust	117,774,286	32,804,837
Emerging Markets Value Trust	359,265,499	75,445,818
Emerging Small Company Trust	95,921,418	86,042,248
Equity-Income Trust	385,658,916	102,982,788
Financial Services Trust	12,918,818	8,343,543
Franklin Templeton Founding Allocation Trust	52,997,311	45,635,497
Fundamental Value Trust	296,397,103	203,303,647
Global Trust	131,265,629	58,908,626
Global Allocation Trust	75,591,495	88,754,951
Global Real Estate Trust	87,221,034	449,966,381
Growth Equity Trust	308,599,078	205,642,081
Health Sciences Trust	22,268,715	37,176,428
International Core Trust	225,655,969	229,755,647
International Opportunities	277,250,969	288,662,936
International Small Cap Trust	9,189,801	122,458,776
International Small Company Trust	28,230,337	157,025,784
International Value Trust	168,050,648	311,166,778
Large Cap Trust	63,209,959	183,675,366
Large Cap Value Trust	234,084,296	198,547,447
Mid Cap Intersection Trust	19,341,702	76,922,209
Mid Cap Stock Trust	677,097,521	620,429,172
Mid Cap Value Equity Trust	65,316,769	12,554,251
Mid Value Trust	399,439,118	156,533,443
Mutual Shares Trust	190,998,589	105,891,998
Natural Resources Trust	84,062,013	264,364,835
Optimized All Cap Trust	802,048,930	847,010,527
Optimized Value Trust	223,725,367	308,784,300
Overseas Equity Trust	86,816,122	212,255,148
Pacific Rim Trust	38,216,213	33,811,358

PURCHASES AND SALES OF SECURITIES, CONTINUED

PORTFOLIO	PURCHASES OTHER ISSUERS	SALES AND MATURITIES OTHER ISSUERS
Real Estate Securities Trust	$172,630,722	$179,999,516
Science & Technology Trust	167,540,134	155,564,641
Small Cap Growth Trust	412,506,939	349,681,072
Small Cap Opportunities Trust	46,534,444	67,169,940
Small Cap Value Trust	156,093,743	60,739,428
Small Company Growth Trust	32,698,799	75,133,057
Small Company Value Trust	60,414,658	139,693,487
Smaller Company Growth Trust	49,006,515	51,609,869
U.S. Multi Sector Trust	321,039,542	93,100,930
Utilities Trust	59,156,089	60,126,807
Value Trust	69,653,131	54,445,675
Value & Restructuring Trust	68,411,866	104,131,571
Vista Trust	158,088,358	93,326,910

The following summarizes the U.S. Government securities transactions (excluding for short-term investments) for all Portfolios for the period ended June 30, 2009:

PORTFOLIO	Purchases	Sales
All Cap Core Trust	$10,945,529	—
Balanced Trust	6,958,795	$2,637,314
Capital Appreciation Value Trust	6,727,185	—
Core Allocation Plus Trust	8,118,497	1,282,797
Disciplined Diversification Trust	19,821,971	1,380,996
Global Allocation Trust	70,751,798	64,470,365
Mutual Shares Trust	56,280,587	14,482,707

12.  FUND MERGERS On April 20, 2009, the shareholders of Income & Value Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Income & Value Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the American Asset Allocation Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The Acquiring Portfolio did not recognize gain or loss upon the receipt of assets of the Transferor Portfolio. The expenses of the reorganization were borne by the Transferor Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on May 1, 2009.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
American Asset Allocation Trust	Income & Value Trust	$217,923,376	26,002,057	$1,145,836,833	$1,363,760,209

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On April 20, 2009, the shareholders of U.S. Large Cap Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the U.S. Large Cap Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the American Growth-Income Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The Acquiring Portfolio did not recognize gain or loss upon the receipt of assets of the Transferor Portfolio. The expenses of the reorganization were borne by the Transferor Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on May 1, 2009.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
American Growth-Income Trust	U.S. Large Cap Trust	$175,623,135	16,367,346	$893,520,026	$1,069,143,161

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On April 20, 2009, the shareholders of Classic Value Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Classic Value Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Equity-Income Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The Acquiring Portfolio did not recognize gain or loss upon the receipt of assets of the Transferor Portfolio. The expenses of the reorganization were borne by the Transferor Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on May 1, 2009.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	DEPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
Equity-Income Trust	Classic Value Trust	$18,993,822	$788,068	1,990,852	$1,530,762,983	$1,549,756,805

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On April 20, 2009, the shareholders of Core Equity Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Core Equity Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Fundamental Value Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio

FUND MERGERS, CONTINUED

shares. Based on the opinion of tax counsel, this reorganization qualified as tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Adviser. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on May 1, 2009.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	DEPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
Fundamental Value Trust	Core Equity Trust	$21,485,371	$514,840	2,200,012	$1,425,423,022	$1,446,908,393

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On April 20, 2009, the shareholders of Mid Cap Value Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Mid Cap Value Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Mid Value Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on May 1, 2009.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
Mid Value Trust	Mid Cap Value Trust	$170,018,696	$9,135,243	23,403,792	$387,844,896	$557,863,592

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On April 20, 2009, the shareholders of Small Company Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Small Company Trust (the Transferor Portfolio) in exchange for representative amount of shares of the Small Company Value Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Adviser. The effective time of the reorganization occurred immediately the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on May 1, 2009.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
Small Company Value Trust	Small Company Trust	$2,868,610	$159,227	262,099	$328,712,906	$331,581,516

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On October 14, 2008, the shareholders of the U.S. Core Trust voted to approve an Agreement and Plan of Reorganization (“the Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the U.S. Core Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Fundamental Value Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on November 7, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	DEPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Fundamental Value Trust	U.S. Core Trust	$387,724,586	$115,438,928	37,184,243	$1,192,278,564	$1,580,003,150

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On October 14, 2008, the shareholders of the Emerging Growth Trust and Small Cap Trust voted to approve an Agreement and Plan of Reorganization (“the Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Emerging Growth Trust and Small Cap Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Small Cap Growth Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as a tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The Acquiring Portfolio will not recognize gain or loss upon the receipt of the assets of the Transferor Portfolio. The expenses of the reorganization were borne by the Adviser. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on November 7, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Small Cap Growth Trust	Emerging Growth Trust	$6,227,432	1,016,442	$232,072,907	$238,300,339
Small Cap Growth Trust	Small Cap Trust	$2,723,172	442,916	$238,300,339	$241,023,511

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

FUND MERGERS, CONTINUED

On April 14, 2008, the shareholders of Dynamic Growth Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Dynamic Growth Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Mid Cap Stock Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 25, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Mid Cap Stock Trust	Dynamic Growth Trust	$88,639,148	$705,866	6,309,117	$1,086,781,249	$1,175,420,397

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On April 14, 2008, the shareholders of Growth & Income Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Growth & Income Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Optimized All Cap Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 25, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Optimized All Cap Trust	Growth & Income Trust	$1,718,113,023	$53,862,692	118,281,586	$354,488,715	$2,072,601,738

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

On April 14, 2008, the shareholders of the U.S. Global Leaders Growth Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the U.S. Global Leaders Growth Trust (the Transferor Portfolio) in exchange for a representative amount of shares of the Blue Chip Growth Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as a tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The Acquiring Portfolio will not recognize gain or loss upon the receipt of the assets of the Transferor Portfolio. The expenses of the reorganization were borne by the Transferor Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 25, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Blue Chip Growth Trust	U.S. Global Leaders Growth Trust	$48,672,156	2,444,510	$3,371,331,898	$3,420,004,054

See Note 8 for capital shares issued in connection with the above referenced reorganizations.

13.  SUBSEQUENT EVENTS The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). The objective of FAS 165 is to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

For the period ended June 30, 2009, Management has evaluated subsequent events until August 27, 2009, which is the date the financial statements were available to be issued. As of August 27, 2009, there were no material events that required adjustments or additional disclosures within the financial statements.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust” or “JHT”) discussed in this semi annual report except those noted below.

The Advisory Agreement and Subadvisory Agreements for the following portfolios were not considered for renewal at this time since each of these portfolios recently commenced operations.

Frontier Capital Management Company
    Smaller Company Growth Trust

MFC Global Investment Management (U.S.A.) Limited
    Smaller Company Growth Trust
    Core Fundamental Holdings Trust
    Core Global Diversification Trust
    Core Disciplined Diversification Trust
    Core Allocation Trust
    Core Balanced Trust

Perimeter Capital Management LLC
    Smaller Company Growth Trust

T. Rowe Price Associates, Inc.
    Balanced Trust

Wellington Management Company, LLP
    Alpha Opportunities Trust

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the Funds of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Total Bond Market Trust B, Absolute Return Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Diversified Growth & Income Trust, Core Fundamental

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Holdings Trust, Core Global Diversification Trust, Core Disciplined Diversification Trust, Core Allocation Trust, Core Balanced Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(e) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust, the Core Strategy Trust, the Franklin Templeton Founding Allocation Trust, the American Fundamental Holdings Trust, the American Global Diversification Trust and American Diversified Growth & Income Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the Adviser and Western Asset Management Company. See (8) below for information relating to the business arrangement between the Adviser and Dimensional Fund Advisors. See (9) below for information

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

relating to the business arrangement between the Adviser and Rainer Investment Management Inc.

(6)	As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that, subject to its fiduciary duties as an investment adviser to each portfolio and its shareholders, it will seek to maintain at least $4 billion of assets in JHT and JHF III funds subadvised by GMO during this 5 year period. Neither JHT nor JHF II is a party to any of these arrangements, and they are not binding upon JHT, JHF II, the portfolios subadvised by GMO or the Board of Trustees of JHT/JHF II. However, such arrangement presents certain conflicts of interest since the Adviser may have incentive to allocate Lifestyle and Lifecycle assets to GMO subadvised funds in order to comply with this requirement.

In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

(8)	In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisers (“DFA”) in which DFA agrees that it will not for a period of five years serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $150 million on the first anniversary of the Fund’s commencement to $450 million on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the fund, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the fund for a five year period.

DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Fund, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)

(9)	Rainier Investment Management Inc. (“Rainier”) the subadviser to the Growth Equity Trust is also the subadviser to the JHF III John Hancock Rainier Growth Fund (the “JHF III Rainier Fund”). In connection with the management of the JHF III Rainer Fund, the Adviser and Rainier have entered into an overall business arrangement under which Rainier has agreed not to offer investment management services to certain competitors of the Adviser for the investment strategies it manages for the Adviser for a period of up to three years. As part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier specified amounts if total assets of John Hancock investment products subadvised by Rainier do not equal or exceed certain thresholds for a period of up to three years. Such amounts may total up to $7.5 million per year for each of the three years. As a further part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier a specified amount if the Rainier subadvisory agreement for the JHF III Rainier Fund is terminated within a three-year period. Such amount may total up to $22.5 million. The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the JHF III Rainier Fund and its shareholders, it will not support or recommend to the board of trustees of JHF III any termination of the Rainier subadvisory agreement with respect to the JHF III Rainier Fund for a three-year period. Neither JHF III nor the JHF III Rainier Fund is a party to any of these arrangements, and they are not binding upon the JHF III Rainier Fund or the JHF III board of trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the JHF III Rainier subadvisory agreements for as long as these arrangements remain in effect.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

John Hancock Trust

Appendix A†
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

All Cap Core Trust (Deutsche Asset Management, Inc.)
The Trust slightly underperformed the benchmark index over the one- and five-year periods, modestly underperformed over the three-year period, and underperformed over the ten-year period.

The Trust slightly underperformed the Lipper Category Average over the one-, three-, and five-year periods and underperformed over the ten-year period.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and current market conditions.

The Board also took into account the Trust’s consistent overall performance record since the current subadviser began managing the Trust.

The Board also noted that the performance history prior to November 2002 reflects the performance of the Trust’s prior subadviser.

The Board took into account management’s discussion of the Trust’s performance, including the advisory / subadvisory fee structure.

All Cap Growth Trust (Invesco Aim Capital Management, Inc.)
The Trust outperformed the benchmark index over the ten year period and underperformed over the one-, three- and five-year periods.

The Trust slightly underperformed the Lipper Category Average over the one-year period, modestly underperformed over the three-year period and underperformed over the five- and ten-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that a new portfolio manager assumed responsibility for the Trust in February 2008; therefore, the Trust’s long term performance reflects the performance of the previous portfolio manager.

The Board also considered management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board requested that management monitor the Trust closely due to the change in the portfolio manager and the Trust’s underperformance.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

All Cap Value Trust (Lord, Abbett & Co. LLC)	The Trust outperformed the benchmark index over the one-, three-, and five-year periods. The Trust outperformed the Lipper Category Average over the one-, three-, and five-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also took note of the expenses of the Trust in the context of its performance.

American Diversified Growth & Income Trust (MFC Global Investment Management (U.S.A.) Limited)	See Other Comments.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust recently commenced operations and took into account the relatively limited performance history of the Trust.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

American Fundamental Holdings Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-year period. The Trust modestly underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust recently commenced operations and took into account the relatively limited performance history of the Trust.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

American Global Diversification Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-year period. The Trust slightly underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Fund recently commenced operations and took into account the relatively limited performance history of the Fund.

The Board noted that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)
The Trust modestly outperformed the benchmark index over the one- and three-year periods and slightly outperformed over the five- and ten-year periods.

The Trust modestly outperformed the Morningstar Category Average over ten year period and slightly outperformed over the one-, three-, and five-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that although the management fees of the Trust are modestly higher than the peer group median, the overall performance of the Trust has been favorable and the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Capital Appreciation Trust (Jennison Associates LLC)
The Trust outperformed the benchmark index over the five-year period, modestly outperformed over the one-year period and slightly outperformed over the three-year period.

The Trust outperformed the Morningstar Category Average over five year period and modestly outperformed over the one- and three-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Capital Appreciation Value Trust (T. Rowe Price)	See Other Comments.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that the Fund recently commenced operations and took into account the relatively limited performance history of the Fund.

Although the management fees of the Trust are higher than the peer group median, the Board took into account the favorable long term performance over the one, three and five year periods of a mutual fund managed in a similar style by T. Rowe Price and that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Core Allocation Plus Trust (Wellington Management Company, LLP)	The Trust slightly outperformed the benchmark index over the one-year period. The Trust modestly underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Trust commenced operations in December 2007 and, in reviewing the Trust, the Board took into account its limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure, the differentiated nature of the Trust’s investments and the relatively small asset base during the Trust’s first year of operation.

Disciplined Diversification Trust (Dimensional Fund Advisors)	See Other Comments.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.
The Board noted that that the Trust recently commenced operations and took into account the relatively limited performance history of the Trust.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Emerging Markets Value Trust (Dimensional Fund Advisors)	The Trust slightly underperformed the benchmark index over the one-year period. The Trust slightly outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board noted that performance and fees of the Trust were acceptable.

Emerging Small Company Trust (RCM)
The Trust slightly underperformed the benchmark index over the ten-year period, modestly underperformed over the one-year period and underperformed over the three- and five-year periods.

The Trust slightly underperformed the Morningstar Category Average over the one-year period and underperformed over the three-, five- and ten-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that the Trust underperformed its benchmark index and Morningstar Category Average for the one-, three-, five- and ten-year periods and requested management to present the Board with proposals to remedy the underperformance which the Board will consider acting upon at its next meeting.

Equity-Income Trust (T. Rowe Price Associates, Inc.)
The Trust outperformed the benchmark index over the ten-year period and slightly outperformed over the one-, three-, and five-year periods.

The Trust outperformed the Morningstar Category Average over the ten-year period, slightly outperformed over the three-year period, and slightly underperformed over the one- and five-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that although the management fees of the Trust are modestly higher than the peer group median, the overall performance of the Trust has been favorable and the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Financial Services Trust (Davis Selected Advisers, L.P.)
The Trust outperformed the benchmark index over the three- and five-year periods and modestly outperformed over the one-year period.

The Trust modestly outperformed the Morningstar Category Average over the five- year period, modestly outperformed over the three- year period, and slightly outperformed over the one-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board noted that performance and fees of the Trust were acceptable.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Franklin Templeton Founding Allocation Trust (MFC Global Investment Management (U.S.A.) Limited)	The Trust underperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are equal to the peer group median.
The Trust commenced operations in May 2007. In reviewing the Trust, the Board took into account its limited performance history.

Fundamental Value Trust (Davis Selected Advisers, L.P.)
The Trust modestly underperformed the benchmark index over the one- and three-year periods and underperformed over the five-year period.

The Trust slightly underperformed the Morningstar Category Average over the one- and three-year periods, and modestly underperformed over the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that although the Trust underperformed its benchmark index and Morningstar Category Average for the one-, three- and five-year periods, a substantial portion of the underperformance is attributable to poor performance during 2008 when the performance of the securities markets was extremely poor.

The board also noted that the Trust’s 2009 year to date performance (through May 22, 2009) has been favorable with the Trust outperforming its benchmark index and Morningstar Category Average.

The Board also noted that the net management fee and total expenses of the Trust were modestly higher than the peer group median.

Global Trust (Templeton Global Advisors Limited)
The Trust outperformed the benchmark index over the ten-year period, slightly outperformed over the one-year period, slightly underperformed over the three-year period and underperformed over the five-year period.

The Trust slightly outperformed the Morningstar Category Average over the one-year period, slightly underperformed over the three-year period and underperformed over the five- and ten-year periods.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that a new lead portfolio manager assumed responsibility for the portfolio in December 2007 and, since that time, the Trust’s performance has improved.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board requested that management continue to closely monitor the Trust.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Global Allocation Trust (UBS Global Asset Management (Americas) Inc.)	The Trust underperformed the benchmark index over the one-, three- and five-year periods. The Trust underperformed the Morningstar Category Average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.
The Board took into account management’s proposed plan to merge the Trust with another fund.

Global Real Estate Trust (Deutsche Asset Management, Inc.*) *RREEF America L.L.C. serves as sub-subadviser.	The Trust slightly outperformed the benchmark index over the one-year period. The Trust slightly outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Trust commenced operations April 28, 2006, and has limited performance. In reviewing the Trust, the Board considered this limited performance. The Board also took into account management’s discussion of the factors that contributed to the Trust’s performance, including the real estate market conditions during this period.

The Board also took into account management’s discussion of the Trust’s peer group, noting that such peer group was relatively small and contained funds with varying geographical exposures.

The Board also noted management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also noted management’s plans to propose liquidating the Trust in 2009.

Growth Equity Trust (Rainier Investment Management, Inc.)	Performance for the Trust is not available because it is a new fund.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Trust commenced operations April 28, 2008, and has limited performance. In reviewing the Trust, the Board considered this limited performance as well as market conditions during this period.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Health Sciences Trust (T. Rowe Price Associates, Inc.)
The Trust outperformed the benchmark index over the five-year period, modestly outperformed over the three-year period, and underperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the five-year period, modestly outperformed over the three-year period, and modestly underperformed over the one-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the management fees of the Trust are slightly higher than the peer group median, the overall performance of the Trust has been favorable and the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

International Core Trust (Grantham, Mayo, Van Otterloo & Co., LLC)
The Trust modestly outperformed the benchmark index over the five-year period, slightly outperformed over the one- and three-year periods, and underperformed over the ten-year period.

The Trust outperformed the Morningstar Category Average over the five-year period, slightly outperformed over the one- and three-year periods, and underperformed over the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that GMO assumed subadvisory responsibilities on August 1, 2005, and that, therefore, the Trust’s long term performance reflects the performance of the previous subadviser.

In addition, the Board also noted the longer-term performance history of the subadviser’s comparably managed institutional fund.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

International Opportunities Trust (Marsico Capital Management, LLC)	The Trust slightly underperformed the benchmark index over the one- and three-year periods. The Trust slightly underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions.

The Board also took into account the longer-term performance history of the subadviser’s comparably managed retail fund.

The Board noted that performance has improved year-to-date (through May 22, 2009).

The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

International Small Cap Trust (Franklin Templeton Investments Corp.)
The Trust modestly underperformed the benchmark index over the one-year period, and underperformed over the three-, five- and ten-year periods.

The Trust modestly underperformed the Morningstar Category Average over the one- and three-year periods, and underperformed over the five- and ten-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that a new lead portfolio manager assumed responsibility for the Trust in March 2008; therefore, the Trust’s long term performance reflects the performance of the previous portfolio manager.

The Board took into account management’s proposed plan to merge the Trust into another fund.

International Small Company Trust (Dimensional Fund Advisors)	The Trust slightly underperformed the benchmark index over the one-year period. The Trust slightly underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that while the Trust slightly underperformed its benchmark index and Morningstar Category Average over the one year period, the long term performance over the three- and five-year periods of a mutual fund managed in a similar style by Dimensional Fund Advisors has been favorable.

The Board also noted that the Trust’s 2009 year to date performance (through May 22, 2009) was favorable.

International Value Trust (Templeton Investment Counsel, LLC*) *Templeton Global Advisors Limited serves as sub-subadviser.
The Trust modestly outperformed the benchmark index over the three-year period, and slightly outperformed over the one- and five-year periods.

The Trust outperformed the Morningstar Category Average over the five-year period, modestly outperformed over the three-year period, and slightly outperformed over the one-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that the Trust consistently outperformed the peer group and benchmark over the short and long-term periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board also took note of the expenses in the context of the Trust’s overall performance.

Large Cap Trust (UBS Global Asset Management (Americas) Inc.)
The Trust slightly underperformed the benchmark index over the one-year period and modestly underperformed over the three-year period.

The Trust slightly underperformed the Morningstar Category Average over the one-year period and modestly underperformed over the three-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account the longer-term performance history of the comparable mutual fund after which the Trust is modeled, noting that it has outperformed its peer group average over the ten-year period.

The Board requested that management continue to closely monitor the Trust’s performance.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Large Cap Value Trust (BlackRock Investment Management, LLC)
The Trust outperformed the benchmark index over the five-year period and slightly outperformed over the one- and three-year periods.

The Trust outperformed the Morningstar Category Average over the five-year period, slightly outperformed over the one-year period and slightly underperformed over the three-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also took note of the expenses of the Trust in the context of its overall performance.

Mid Cap Intersection Trust (Wellington Management Company, LLP)	The Trust modestly underperformed the benchmark index over the one-year period. The Trust modestly underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Trust commenced operations in April 2007. In reviewing the Trust, the Board took into account the Trust’s limited performance history and the portfolio management change in March 2009.

The Board took into account management’s proposed plan to merge the Trust with another fund.

Mid Cap Stock Trust (Wellington Management Company, LLP)
The Trust outperformed the benchmark index over the five-year period, modestly outperformed over the three-year period and slightly outperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the five-year period, modestly outperformed over the three-year period, and slightly underperformed over the one-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also took note of the expenses of the Trust in the context of its overall performance.

Mid Cap Value Equity Trust (RiverSource Investments LLC)	The Trust slightly underperformed the benchmark index over the one-year period. The Trust modestly underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that while the Trust underperformed its benchmark index and Morningstar Category Average over the one year period, the Trust’s 2009 year to date performance (through May 22, 2009) has been favorable with the Trust outperforming its index and Morningstar Category Average.

The Board noted that performance was good in 2007 and poor in 2008.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Mid Value Trust (T. Rowe Price Associates, Inc.)
The Trust outperformed the benchmark index over the three-, five-, and ten-year periods and modestly outperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the three- and five-year periods, slightly outperformed over the one-year period, and slightly underperformed over the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the management fees of the Trust are modestly higher than the peer group median, the overall performance of the Trust has been favorable and the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Mutual Shares Trust (Franklin Mutual Advisers, LLC)	The Trust slightly underperformed the benchmark index over the one-year period. The Trust slightly outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Trust commenced operations in April 2007. In reviewing the Trust’s performance, the Board took into account the Trust’s limited performance history.

The Board further noted that performance of the comparable retail fund the Trust is modeled after outperformed its peer group average over the three-, five- and ten-year periods.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board noted that the limited availability of this strategy resulted in higher management fees.

Natural Resources Trust (Wellington Management Company, LLP)
The Trust outperformed the benchmark index over the five-year period, slightly underperformed over the three-year period and modestly underperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the five-year period, slightly outperformed over the three-year period and slightly underperformed over the one-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that while advisory fees are slightly higher than the peer group median, the Trust outperformed its peer group and index over the five-year period.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also took note of the expenses of the Trust in the context of its overall performance.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Optimized All Cap Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust modestly underperformed the benchmark index over the one-year period and underperformed over the three- and five-year periods.

The Trust modestly underperformed the Lipper Category Average over the one-, three- and five-year periods.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and current market conditions.

The Board also noted the subadviser’s performance over the longer term.

The Board requested that management continue to closely monitor performance.

Optimized Value Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust slightly underperformed the benchmark index over the one-year period and modestly underperformed over the three-year period.

The Trust slightly underperformed the Morningstar Category Average over the one-, and three-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and current market conditions.

The Board also noted that prior to 2007 and 2008, the Trust performed very well in the 2005-2006 time period.

The Board noted that performance has improved year-to-date.

The Board requested that management continue to closely monitor performance.

Overseas Equity Trust (Capital Guardian Trust Company)
The Trust slightly outperformed the benchmark index over the one- and three-year periods and underperformed over the five- and ten-year periods.

The Trust slightly outperformed the Morningstar Category Average over the one- and three-year periods and underperformed over the five- and ten-year periods.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that the investment strategy changed in 2007 and since that time performance has improved. The Board also noted that the Trust’s 2009 year to date performance (through May 22, 2009) has outperformed the Morningstar Category Average.

The Board also noted that management will continue to closely monitor the Trust.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Pacific Rim Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust slightly outperformed the benchmark index over the ten-year period, slightly underperformed over the one-year period and underperformed over the three- and five-year periods.

The Trust slightly outperformed the Morningstar Category Average over the one-year period, modestly underperformed over the three-year period and underperformed over the five- and ten-year periods.
Subadvisory Fees: Limited Peer Group. Net management fees for this Trust are modestly lower than the peer group median. Total expenses for this Trust are slightly lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including current market conditions and the subadviser’s investment style.

The Board also took into account management’s discussion of the Fund’s peer group, noting that such peer group was relatively small and contained funds with varying geographical exposures.

The Board further noted that a portfolio manager change had occurred in March 2008 and the Trust’s performance since that time.

The Board requested that management continue to closely monitor performance.

Real Estate Equity Trust (T. Rowe Price, Inc.)	The Trust slightly underperformed the benchmark index over the one-year period. The Trust slightly underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are slightly lower to the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board noted that the Trust currently has no assets and that management will request the Board to terminate the Trust at its next meeting.

Real Estate Securities Trust (Deutsche Asset Management, Inc.*) *RREEF America L.L.C. serves as sub-subadviser.
The Trust slightly outperformed the benchmark index over the three- and five-year periods, slightly underperformed over the one-year period and underperformed over the ten-year period.

The Trust modestly outperformed the Morningstar Category Average over the five-year period, slightly outperformed over the three-year period and slightly underperformed over the one-year period and underperformed over the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s more recent performance, including current market conditions and the subadviser’s investment style.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Science & Technology Trust (T. Rowe Price Associates, Inc.)
The Trust modestly outperformed the benchmark index over the three-year period, slightly underperformed over the one- and five-year periods, and underperformed over the ten-year period.

The Trust modestly outperformed the Morningstar Category Average over the three-year period, slightly outperformed over the one-year period, slightly underperformed over the five-year period and underperformed over the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the management fees of the Trust are modestly higher than the peer group median, the overall performance of the Trust has been favorable and the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Small Cap Growth Trust (Wellington Management Company, LLP)
The Trust outperformed the benchmark index over the five-, and ten-year periods, modestly outperformed over the three-year period, and slightly underperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the five-year period, modestly outperformed over the three-year period, slightly outperformed over the one-year period and underperformed over the ten-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also took note of the expenses of the Trust in the context of its overall performance.

Small Cap Opportunities Trust (Invesco Aim Capital Management, Inc. and Dimensional Fund Advisors LP)
The Trust underperformed the benchmark index over the one-, three- and five-year periods.

The Trust modestly underperformed the Morningstar Category Average over the one-year period and underperformed over the three- and five-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that the Trust’s long-term performance reflects the performance of the previous subadviser.

The Board took into account the steps taken by management to address the Trust’s underperformance. Specifically, the Board noted that the previous subadviser was replaced by two new subadvisers during 2008 and considered the Trust’s performance since the implementation of the subadviser change.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board requested that management continue to closely monitor the Trust’s performance.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Small Cap Value Trust (Wellington Management Company, LLP)
The Trust outperformed the benchmark index over the three- and five-year periods, and modestly outperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the three- and five-year periods, and modestly outperformed over the one-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure. The Board also took note of the expenses of the Trust in the context of its performance.

Small Company Growth Trust (Invesco Aim Capital Management, Inc.)
The Trust modestly outperformed the benchmark index over the three-year period, and slightly outperformed over the one-year period.

The Trust modestly outperformed the Morningstar Category Average over the three-year period, and slightly outperformed over the one-year period.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses. The Board also took note of the expenses of the Trust in the context of its overall performance.

Small Company Value Trust (T. Rowe Price Associates, Inc.)
The Trust outperformed the benchmark index over the five-year period, modestly outperformed over the three-year period, slightly outperformed over the one-year period and slightly underperformed over the ten-year period.

The Trust outperformed the Morningstar Category Average over the five-year period, modestly outperformed over the three-year period, slightly outperformed over the one-year period and modestly underperformed over the ten-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that although the management fees of the Trust are modestly higher than the peer group median, the overall performance of the Trust has been favorable and the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

U.S. Multi Sector Trust (Grantham, Mayo, Van Otterloo & Co., LLC)
The Trust outperformed the benchmark index over the one-year period and modestly outperformed over the three-year period.

The Trust outperformed the Lipper Category Average over the one- and three-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure and also took note of the fees in the context of the overall performance of the Trust.

John Hancock Trust

Appendix A
PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Utilities Trust (Massachusetts Financial Services Company)
The Trust outperformed the benchmark index over the five-year period, and underperformed over the one- and three-year periods.

The Trust outperformed the Morningstar Category Average over the three- and five-year periods, and modestly underperformed over the one-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board noted that while net management fees are modestly higher than the peer group median, the Trust outperformed its peer group over the three- and five-year periods.

Value Trust (Morgan Stanley Investment Management Inc. (Van Kampen))
The Trust outperformed the benchmark index over the three- and five-year periods and slightly outperformed over the one-year period and underperformed over the ten-year period.

The Trust outperformed the Morningstar Category Average over the five-year period, modestly outperformed over the three-year period and slightly underperformed over the one-year period and underperformed over the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.
The Board noted that performance and fees of the Trust were acceptable.

Value & Restructuring Trust (UST Advisers, Inc.)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust underperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and the long term performance of a retail mutual fund managed in a similar style by UST Advisers.

The Board also took into account the more recent performance of the Trust year-to-date.

The Board took note of management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Vista Trust (American Century Investment Management, Inc.)
The Trust modestly outperformed the benchmark index over the three-year period and slightly underperformed over the one-year period.

The Trust modestly outperformed the Morningstar Category Average over the three-year period and slightly underperformed over the one-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also took note of the expenses of the Trust in the context of its overall performance.

John Hancock Trust

Appendix A
†	The terms noted below have the following meaning in the chart:

Performance

“Slightly outperformed” means the performance is no more than 10% above the median for the benchmark or index.

“Slightly underperformed” means the performance is no more than 10% below the median for the benchmark or index.

“Modestly outperformed” means the performance is more than 10% above the median for the benchmark or index but not more than 20% above the median for the benchmark or index.

“Modestly underperformed” means the performance is more than 10% below the median for the benchmark or index but not more than 20% below the median for the benchmark or index.

“Outperformed” means the performance is more than 20% above the median for the benchmark or index.

“Underperformed” means the performance is more than 20% below the median for the benchmark or index.

Fees and Expenses

“Slightly higher” means the fee is no more than 10% above the median for the peer group.

“Slightly lower” means the fee is no more than 10% below the median for the peer group.

“Modestly higher” means the fee is more than 10% above the median for the peer group but not more than 20% above the median for the peer group.

“Modestly lower” means the fee is more than 10% below the median for the peer group but not more than 20% below the median for the peer group.

“Higher” means the fee is more than 20% above the median for the peer group.

“Lower” means the fee is more than 20% below the median for the peer group.

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Balanced Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust

At its meeting on March 18-20, 2009, the Board, including all of the Independent Trustees, approved the following new portfolios for John Hancock Trust (the “Trust”):

    Balanced Trust
    Core Fundamental Holdings Trust
    Core Global Diversification Trust
    Core Allocation Trust
    Core Balanced Trust
    Core Disciplined Diversification Trust
        (collectively, the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Trust (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b) an amendment to the subadvisory agreement between the Adviser and T. Rowe Price Associates, Inc. (the “T. Rowe Price”) to add the Balanced Trust (the “T. Rowe Price Subadvisory Agreement Amendment”).

(c) an amendment to the subadvisory agreement between the Adviser and MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) to add the Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust (the “MFC Global (U.S.A.) Subadvisory Agreement Amendment”).

MFC Global (U.S.A.) and T. Rowe Price Associates, Inc. are collectively referred to as the “Subadvisers.”

The T. Rowe Price Subadvisory Agreement Amendment and the MFC Global (U.S.A.) Subadvisory Agreement Amendment are collectively referred to as the “Subadvisory Agreement Amendments.”

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on March 18-20, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the New Portfolios and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2)–reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(3) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Total Bond Market Trust B, Absolute Return Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust.)

(4)–(a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of the JHIMS’s and its affiliates’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios,

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios is not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to each New Portfolio and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with each New Portfolio was reasonable and not excessive.

(4) reviewed comparative information with respect to the advisory fee rates and concluded that anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on March 18-20, 2009, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendments.

In making its determination with respect to the Subadvisory Agreement Amendments and with reference to the factors that it considers, the Board reviewed or considered:

(1)	information relating to each Subadviser’s business, including, in the case of T. Rowe Price and MFC Global (U.S.A.), with respect to current subadvisory services to the Trust,

(2)	that T. Rowe Price and MFC Global (U.S.A.) currently provides subadvisory services to the Trust or John Hancock Funds II,

(3)	that each Subadviser has extensive experience and demonstrated skills as a manager;

(3)	the investment performance of any other Trust or John Hancock Funds II funds managed by T. Rowe Price or MFC Global (U.S.A.);

(4)	the proposed subadvisory fee for each New Portfolio and comparative fee information.

The Board’s decision to approve the Subadvisory Agreements and the Subadvisory Agreement Amendments was based on a number of considerations, including the following:

(1)	With respect to the Subadvisory Agreement Amendments, T. Rowe Price and MFC Global (U.S.A.) currently manages other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with each Subadviser’s management of these funds;

(2)	The subadvisory fees under the Subadvisory Agreements and the Subadvisory Agreement Amendments are: (i) within industry norms, (ii) paid by the Adviser and not by the New Portfolios, and (iii) in the case of the T. Rowe Subadvisory Agreement, are a product of arms-length negotiation between the Adviser and the Subadviser; and

(3)	Subadvisory breakpoints are reflected as breakpoints in the advisory fees for each New Portfolio.

John Hancock Trust

Appendix A
TRUST (SUBADVISER)	Comparable Fund Performance as of December 31, 2008	Estimated Fees and Expenses as of December 31, 2008	Other Comments
Core Fundamental Holdings Trust (MFC Global (U.S.A.))	There is no related performance for this portfolio.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were lower than its peer group median.
The Board noted that the Trust has not yet commenced operations.

The Board further noted that the subadviser manages several other JHT and JHF II asset allocation funds that are similar to this Fund and that it is generally satisfied with the performance of these funds.

Core Global Diversification Trust (MFC Global (U.S.A.))	There is no related performance for this portfolio.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were lower than its peer group median.
The Board noted that the Trust has not yet commenced operations and that the peer group for the Trust is very small.

The Board further noted that the subadviser manages several other JHT and JHF II asset allocation funds that are similar to this Trust and that it is generally satisfied with the performance of these funds.

Core Allocation Trust (MFC Global (U.S.A.))	There is no related performance for this portfolio.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were lower than its peer group median.
The Board noted that the Trust has not yet commenced operations.

The Board further noted that the subadviser manages several other JHT and JHF II asset allocation funds that are similar to this Trust and that it is generally satisfied with the performance of these funds.

Core Balanced Trust (MFC Global (U.S.A.))	There is no related performance for this portfolio.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were lower than its peer group median.
The Board noted that the Trust has not yet commenced operations.

The Board further noted that the subadviser manages several other JHT and JHF II asset allocation funds that are similar to this Trust and that it is generally satisfied with the performance of these funds.

Core Disciplined Diversification Trust (MFC Global (U.S.A.))	There is no related performance for this portfolio.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were lower than its peer group median.
The Board noted that the Trust has not yet commenced operations and that the peer group for the Trust is very small.

The Board further noted that the subadviser manages several other JHT and JHF II asset allocation funds that are similar to this Trust and that it is generally satisfied with the performance of these funds.

John Hancock Trust

Appendix A
TRUST (SUBADVISER)	Comparable Fund Performance as of December 31, 2008	Estimated Fees and Expenses as of December 31, 2008	Other Comments
Balanced Trust (T. Rowe Price Associates, Inc.)	There is no related performance for this portfolio.	Subadvisory fees for this Trust were higher than its peer group median. Advisory fees for this Trust were higher than its peer group median.
The Board noted that the Trust has not yet commenced operations.

The Board further noted that the subadviser manages several other JHT and JHF II funds and that it is generally satisfied with the performance of these funds.

John Hancock Trust
Special Shareholder Meeting (Unaudited)

On April 20, 2009, a Special Meeting of the Shareholders of the Core Equity Trust, U.S. Large Cap Trust, Income & Value Trust, Mid Cap Value Trust, Small Company Trust, and Classic Value Trust, each a series of JHT was held at 601 Congress Street, Boston, Massachusetts at 10 a.m., Eastern Time for the purpose of considering and voting upon:

Proposal 1:	Approval of the Agreement and Plan of Reorganization between the Core Equity Trust and Fundamental Value Trust.

FOR	AGAINST	ABSTAIN
3,865,507.575	227,878.014	468,088.711

Proposal 2:	Approval of the Agreement and Plan of Reorganization between the U.S. Large Cap Trust and American Growth-Income Trust.

FOR	AGAINST	ABSTAIN
17,532,046.890	595,075.197	1,606,297.907

Proposal 3:	Approval of the Agreement and Plan of Reorganization between the Income & Value Trust and American Asset Allocation Trust.

FOR	AGAINST	ABSTAIN
28,414,886.921	1,252,996.125	2,624,874.435

Proposal 4:	Approval of the Agreement and Plan of Reorganization between the Mid Cap Value Trust and Mid Value Trust.

FOR	AGAINST	ABSTAIN
20,328,901.002	638,692.474	2,072,171.568

Proposal 5:	Approval of the Agreement and Plan of Reorganization between the Small Company Trust and Small Company Value Trust.

FOR	AGAINST	ABSTAIN
493,801.347	25,303.018	3,274.225

Proposal 6:	Approval of the Agreement and Plan of Reorganization between the Classic Value Trust and Equity-Income Trust.

FOR	AGAINST	ABSTAIN
2,625,420.646	50,460.747	311,368.297

John Hancock Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Examples	6
Portfolio of Investments (See below for each Portfolio’s page #)	9
Statements of Assets and Liabilities	48
Statements of Operations	52
Statements of Changes in Net Assets	56
Financial Highlights	60
Notes to Financial Statements	67
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	109
For More Information	121

Portfolio	Portfolio of Investments
Active Bond Trust	9
Core Bond Trust	11
Floating Rate Income Trust	13
Global Bond Trust	15
High Income Trust	17
High Yield Trust	19
Income Trust	22
Investment Quality Bond Trust	24
Money Market Trust	26
Money Market Trust B	27
Real Return Bond Trust	28
Short-Term Bond Trust	30
Short Term Government Income Trust	32
Spectrum Income Trust	33
Strategic Bond Trust	36
Strategic Income Trust	38
Total Return Trust	40
U.S. Government Securities Trust	43
U.S. High Yield Bond Trust	44

3

John Hancock Trust
Sector Weightings*

Active Bond Trust
Sector Weighting	% of Total
Federal National Mortgage Association	21.52
Financial	19.11
Mortgage Securities	13.73
Communications	6.04
Energy	6.02
Consumer, Non-cyclical	5.68
Utilities	4.77
Federal Home Loan Mortgage Corp.	3.55
Consumer, Cyclical	3.19
Industrial	2.70

Core Bond Trust
Sector Weighting	% of Total
Federal National Mortgage Association	21.68
Mortgage Securities	17.38
U.S. Treasury Notes	16.53
Financial	6.90
Federal Home Loan Mortgage Corp.	6.82
Government National Mortgage Association	4.34
Asset Backed Securities	4.14
Communications	3.26
Consumer, Non-cyclical	2.68
Energy	2.61

Floating Rate Income Trust
Sector Weighting	% of Total
Consumer, Cyclical	36.33
Communications	18.83
Consumer, Non-cyclical	11.79
Basic Materials	10.73
Energy	9.76
Industrial	4.37
Financial	1.73
Utilities	1.28
Technology	0.34

Global Bond Trust
Sector Weighting	% of Total
Financial	30.87
Government	25.24
Government National Mortgage Association	10.07
Mortgage Securities	9.99
Federal National Mortgage Association	6.91
Asset Backed Securities	2.72
Communications	2.27
Consumer, Cyclical	2.02
Energy	1.93
Consumer, Non-cyclical	0.89

High Income Trust
Sector Weighting	% of Total
Consumer, Cyclical	43.45
Communications	25.53
Financial	7.26
Basic Materials	6.57
Consumer, Non-cyclical	4.22
Mortgage Securities	3.60
Utilities	3.07
Industrial	1.40
Call Options	0.85
Asset Backed Securities	0.42

High Yield Trust
Sector Weighting	% of Total
Communications	17.04
Energy	13.43
Consumer, Non-cyclical	13.24
Consumer, Cyclical	12.62
Financial	12.33
Basic Materials	9.33
Utilities	7.04
Industrial	5.70
Government	4.30
Technology	0.80

Income Trust
Sector Weighting	% of Total
Financial	23.48
Utilities	17.91
Energy	17.80
Consumer, Non-cyclical	14.29
Communications	8.30
Technology	3.91
Consumer, Cyclical	3.83
Basic Materials	3.57
Industrial	3.23
Securities Lending Collateral	3.10

Investment Quality Bond Trust
Sector Weighting	% of Total
U.S. Treasury Bonds	24.43
Financial	19.93
Mortgage Securities	8.69
Communications	8.49
Consumer, Non-cyclical	7.30
Utilities	5.97
Energy	3.22
Government	2.22
Federal National Mortgage Association	1.97
Consumer, Cyclical	1.97

Money Market Trust
Sector Weighting	% of Total
Financial	50.30
Federal Home Loan Bank	19.26
U.S. Treasury Bills	12.53
Federal National Mortgage Association	9.49
Federal Home Loan Mortgage Corp.	7.48
Government	0.93

Money Market Trust B
Sector Weighting	% of Total
Financial	48.79
Federal Home Loan Bank	24.75
U.S. Treasury Bills	15.80
Federal National Mortgage Association	6.28
Federal Home Loan Mortgage Corp.	2.20

Real Return Bond Trust
Sector Weighting	% of Total
Treasury Inflation-Protected Securities (d)	72.87
Financial	9.55
Mortgage Securities	8.89
Asset Backed Securities	2.57
Government	2.42
Consumer, Cyclical	1.02
Communications	0.79
Government National Mortgage Association	0.75
Basic Materials	0.64
Consumer, Non-cyclical	0.56

Short-Term Bond Trust
Sector Weighting	% of Total
Mortgage Securities	41.12
Financial	22.08
Asset Backed Securities	7.00
Federal National Mortgage Association	5.38
Communications	3.31
Consumer, Non-cyclical	2.85
Consumer, Cyclical	2.18
Energy	2.08
Utilities	1.64
Federal Home Loan Mortgage Corp.	1.24

Short Term Government Income Trust
Sector Weighting	% of Total
U.S. Treasury Notes	17.60
Federal Home Loan Mortgage Corp.	15.93
Federal National Mortgage Association	14.75
Federal Agricultural Mortgage Corp.	14.43
Federal Farm Credit Bank	13.44
Federal Home Loan Bank	11.45
Tennessee Valley Authority	7.19
Mortgage Securities	2.72
Treasury Inflation-Protected Securities (d)	2.49

* Top Sectors as a percentage of market value. Does not include short-term securities and investments in the John Hancock Cash Investment Trust.

4

John Hancock Trust
Sector Weightings*

Spectrum Income Trust
Sector Weighting	% of Total
Government	12.87
Financial	12.28
Government National Mortgage Association	10.53
Communications	8.97
Federal National Mortgage Association	8.09
Energy	6.84
Consumer, Non-cyclical	6.13
Consumer, Cyclical	4.94
Industrial	4.48
Utilities	3.33

Strategic Bond Trust
Sector Weighting	% of Total
Federal National Mortgage Association	16.87
Financial	14.78
Federal Home Loan Bank	9.27
Mortgage Securities	6.19
Energy	6.15
U.S. Treasury Notes	5.23
Communications	4.60
Government	4.26
Consumer, Non-cyclical	4.20
Utilities	4.14

Strategic Income Trust
Sector Weighting	% of Total
Government	26.91
Communications	13.01
Consumer, Cyclical	11.44
Mortgage Securities	11.10
Federal National Mortgage Association	8.07
Industrial	5.44
Financial	4.79
Consumer, Non-cyclical	4.05
Basic Materials	3.03
Energy	2.65

Total Return Trust
Sector Weighting	% of Total
Federal National Mortgage Association	51.86
Financial	18.53
Treasury Inflation-Protected Securities (d)	8.48
Mortgage Securities	6.34
Federal Home Loan Mortgage Corp.	3.51
Government	2.57
Asset Backed Securities	2.16
Consumer, Non-cyclical	1.14
Communications	0.98
Energy	0.55

U.S. Government Securities Trust
Sector Weighting	% of Total
Federal National Mortgage Association	35.44
Federal Home Loan Mortgage Corp.	24.60
Treasury Inflation-Protected Securities (d)	7.03
Mortgage Securities	6.70
Federal Home Loan Bank	6.61
Asset Backed Securities	3.22
Government National Mortgage Association	2.45
U.S. Treasury Notes	0.72
U.S. Treasury Bonds	0.65
Industrial	0.10

U.S. High Yield Bond Trust
Sector Weighting	% of Total
Communications	22.71
Consumer, Non-cyclical	18.61
Financial	12.93
Consumer, Cyclical	11.59
Energy	9.84
Industrial	5.25
Technology	5.24
Basic Materials	5.13
Utilities	4.27
Mortgage Securities	0.15

* Top Sectors as a percentage of market value. Does not include short-term securities and investments in the John Hancock Cash Investment Trust.

5

John Hancock Trust
Shareholder Expense Examples

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period* 1/1/2009– 6/30/2009	Annualized Expense Ratio
Active Bond Trust
Series I — Actual	$1,000.00	$1,096.40	$3.64	0.70%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70
Series II — Actual	1,000.00	1,096.00	4.68	0.90
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90
Series NAV — Actual	1,000.00	1,097.70	3.38	0.65
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65
Core Bond Trust
Series I — Actual	$1,000.00	$1,047.30	$3.96	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78
Series II — Actual	1,000.00	1,045.30	4.97	0.98
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98
Series NAV — Actual	1,000.00	1,047.50	3.60	0.71
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71
Floating Rate Income Trust
Series NAV — Actual	$1,000.00	$1,293.60	$4.21	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74
Global Bond Trust
Series I — Actual	$1,000.00	$1,045.20	$4.36	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86
Series II — Actual	1,000.00	1,044.30	5.37	1.06
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06
Series NAV — Actual	1,000.00	1,045.50	4.06	0.80
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80
High Income Trust
Series II — Actual	$1,000.00	$1,290.60	$5.57	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98
Series NAV — Actual	1,000.00	1,293.70	4.15	0.73
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73

6

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period* 1/1/2009– 6/30/2009	Annualized Expense Ratio
High Yield Trust
Series I — Actual	$1,000.00	$1,268.10	$4.27	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76
Series II — Actual	1,000.00	1,267.60	5.40	0.96
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96
Series NAV — Actual	1,000.00	1,267.90	3.99	0.71
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71
Income Trust
Series NAV — Actual	$1,000.00	$1,132.60	$4.60	0.87%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$1,047.30	$3.65	0.72%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72
Series II — Actual	1,000.00	1,046.00	4.67	0.92
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92
Series NAV — Actual	1,000.00	1,047.50	3.40	0.67
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67
Money Market Trust
Series I — Actual	$1,000.00	$1,001.80	$2.93	0.59%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59
Series II — Actual	1,000.00	1,000.80	3.92	0.79
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79
Money Market Trust B
Series NAV — Actual	$1,000.00	$1,003.50	$1.49	0.30%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30
Real Return Bond Trust
Series I — Actual	$1,000.00	$1,101.40	$4.12	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79
Series II — Actual	1,000.00	1,101.20	5.16	0.99
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99
Series NAV — Actual	1,000.00	1,102.50	3.86	0.74
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74
Short-Term Bond Trust
Series NAV — Actual	$1,000.00	$1,082.60	$3.77	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73
Short Term Government Income Trust
Series NAV — Actual	$1,000.00	$1,008.80	$4.68	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94
Spectrum Income Trust
Series NAV — Actual	$1,000.00	$1,076.70	$4.17	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81
Strategic Bond Trust
Series I — Actual	$1,000.00	$1,086.80	$4.09	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79
Series II — Actual	1,000.00	1,086.30	5.12	0.99
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99
Series NAV — Actual	1,000.00	1,087.20	3.83	0.74
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74
Strategic Income Trust
Series I — Actual	$1,000.00	$1,108.80	$4.30	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.12	0.82
Series II — Actual	1,000.00	1,108.30	5.34	1.02
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.12	1.02
Series NAV — Actual	1,000.00	1,110.00	4.03	0.77
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,010.50	3.86	0.77

7

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period* 1/1/2009– 6/30/2009	Annualized Expense Ratio
Total Return Trust
Series I — Actual	$1,000.00	$1,067.60	$4.05	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79
Series II — Actual	1,000.00	1,065.80	5.07	0.99
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99
Series NAV — Actual	1,000.00	1,067.90	3.79	0.74
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74
U.S. Government Securities Trust
Series I — Actual	$1,000.00	$1,027.40	$3.72	0.74%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74
Series II — Actual	1,000.00	1,027.00	4.72	0.94
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94
Series NAV — Actual	1,000.00	1,028.40	3.47	0.69
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69
U.S. High Yield Bond Trust
Series I — Actual	$1,000.00	$1,258.00	$4.65	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83
Series II — Actual	1,000.00	1,257.80	5.77	1.03
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03
Series NAV — Actual	1,000.00	1,258.90	4.37	0.78
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

8

John Hancock Trust
Portfolio of Investments — June 30, 2009 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 0.84%
U.S. Treasury Bonds - 0.39%
3.500%, due 02/15/2039	9,255,000	$8,002,706	0.39%
U.S. Treasury Notes - 0.45%		9,055,070	0.45%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,123,192)		$17,057,776
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.42%
Federal Farm Credit Bank - 0.17%		3,356,349	0.17%
Federal Home Loan Bank - 0.59%
5.895%, due 09/01/2036 (a)	11,431,319	11,938,053	0.59%
Federal Home Loan Mortgage Corp. - 3.68%
4.500%, due 04/01/2039	32,786,332	32,676,189	1.61%
5.500%, due 03/01/2036	14,817,496	15,347,104	0.76%
5.865%, due 03/01/2037 (a)	6,455,204	6,772,675	0.33%
1.750% to 5.875%, due 3/21/2011 to 4/1/2037		19,727,755	0.98%
		74,523,723
Federal National Mortgage Association - 22.31%
4.000%, due 06/01/2024	19,695,000	19,728,852	0.98%
4.000%, due 07/01/2024	17,650,000	17,680,337	0.87%
4.500% TBA **	32,660,000	33,313,200	1.65%
5.000%, due 08/01/2035	6,023,880	6,152,829	0.30%
5.000%, due 03/01/2036	18,646,464	19,045,614	0.94%
5.000%, due 05/01/2036	16,446,428	16,798,484	0.83%
5.000%, due 11/01/2036	16,989,261	17,342,318	0.86%
5.000%, due 03/01/2038	8,582,519	8,750,146	0.43%
5.000%, due 03/01/2038	17,482,151	17,823,598	0.88%
5.000%, due 05/01/2038	12,425,221	12,667,901	0.63%
5.000%, due 05/01/2038	6,304,294	6,427,424	0.32%
5.000% TBA **	41,400,000	42,829,591	2.12%
5.500%, due 09/01/2034	7,333,209	7,606,199	0.38%
5.500%, due 02/01/2035	13,111,845	13,595,856	0.67%
5.500%, due 06/01/2035	9,810,788	10,171,412	0.50%
5.500%, due 04/01/2036	20,263,887	20,989,747	1.04%
5.500%, due 01/01/2037	6,352,836	6,574,441	0.33%
5.500%, due 01/01/2037	10,199,570	10,566,516	0.52%
5.500%, due 07/01/2037	13,185,138	13,634,772	0.67%
5.500% TBA **	16,900,000	17,681,625	0.87%
6.000%, due 05/01/2035	7,895,766	8,300,732	0.41%
6.000%, due 02/01/2036	22,912,914	24,088,097	1.19%
6.000%, due 02/01/2036	24,708,684	25,975,970	1.28%
6.000% TBA **	19,930,000	20,826,850	1.03%
4.709% to 7.500%, due 9/1/2010 to 10/25/2041 (a)		53,499,185	2.61%
		452,071,696
Government National Mortgage Association - 0.67%		13,635,562	0.67%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $542,029,137)		$555,525,383
FOREIGN GOVERNMENT OBLIGATIONS - 0.61%
Argentina - 0.07%		1,400,177	0.07%
Canada - 0.01%		242,676	0.01%
Colombia - 0.07%		1,353,208	0.07%
Denmark - 0.01%		229,587	0.01%
Germany - 0.16%		3,172,533	0.16%
Japan - 0.10%		2,129,345	0.10%
Mexico - 0.09%		1,821,132	0.09%
Panama - 0.03%		578,530	0.03%
Peru - 0.01%		180,930	0.01%
Philippines - 0.01%		213,331	0.01%
Sweden - 0.01%		238,220	0.01%
Ukraine - 0.02%		382,500	0.02%
United Kingdom - 0.02%		437,931	0.02%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,890,865)		$12,380,100
CORPORATE BONDS - 50.93%
Basic Materials - 1.68%		34,084,085	1.68%
Communications - 6.18%
Vivendi
5.750%, due 04/04/2013 (b)	6,073,000	6,111,333	0.30%
OTHER SECURITIES		119,120,772	5.88%
		125,232,105
Consumer, Cyclical - 3.29%		66,618,393	3.29%
Consumer, Non-cyclical - 5.82%
Medco Health Solutions, Inc.
7.250%, due 08/15/2013	5,285,000	5,668,654	0.28%
Schering Plough Corp.
6.000%, due 09/15/2017	5,500,000	5,857,522	0.29%
OTHER SECURITIES		106,361,561	5.25%
		117,887,737
Diversified - 0.07%		1,445,135	0.07%
Energy - 6.24%
Talisman Energy, Inc.
6.250%, due 02/01/2038	7,125,000	6,417,288	0.32%
OTHER SECURITIES		119,989,430	5.92%
		126,406,718

9

The accompanying notes are an integral part of the financial statements.

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financial - 19.48%
Bank of America Corp.
7.625%, due 06/01/2019	6,275,000	$6,302,993	0.31%
Bank of America Corp.
5.750%, due 12/01/2017	9,203,000	8,194,609	0.40%
Bank of America
5.650%, due 05/01/2018	1,950,000	1,723,080	0.08%
Citigroup
5.500% to 8.500%, due 8/27/2012 to 12/11/2034		20,505,961	1.02%
Credit Suisse
6.500%, due 01/15/2012	491,000	529,848	0.03%
Goldman Sachs
1.501% to 7.500%, due 5/1/2014 to 12/29/2049 (a)		18,371,615	0.91%
JPMorgan Chase & Company
0.854%, due 12/26/2012 (a)	7,595,000	7,639,233	0.38%
JPMorgan Chase & Company, Series 1
7.90%%, due 12/31/2049 (a) (c)	8,535,000	7,468,979	0.37%
JPMorgan Chase
1.883% to 6.750%, due 2/1/2011 to 5/15/2047 (a)		8,756,303	0.43%
Merrill Lynch & Company, Inc.
7.750%, due 05/14/2038	7,525,000	6,990,010	0.34%
Merrill Lynch
1.566% to 6.875%, due 4/25/2013 to 4/25/2018 (a)		8,678,152	0.44%
Morgan Stanley
1.557% to 7.300%, due 10/18/2016 to 5/13/2019 (a)		9,501,996	0.46%
OTHER SECURITIES		290,052,185	14.31%
		394,714,964
Industrial - 2.81%
Tyco Electronics Group SA
6.550%, due 10/01/2017	6,840,000	6,210,214	0.31%
OTHER SECURITIES		50,619,565	2.50%
		56,829,779
Technology - 0.41%		8,367,243	0.41%
Utilities - 4.95%
Commonwealth Edison Company
5.800%, due 03/15/2018	7,090,000	7,200,001	0.36%
Israel Electric Corp., Ltd.
7.250%, due 01/15/2019 (b)	7,280,000	7,190,944	0.35%
OTHER SECURITIES		85,761,021	4.24%
		100,151,966

TOTAL CORPORATE BONDS (Cost $1,101,764,483)		$1,031,738,125
MUNICIPAL BONDS - 0.33%
District of Columbia - 0.22%		4,541,570	0.22%
New Jersey - 0.11%		2,235,007	0.11%

TOTAL MUNICIPAL BONDS (Cost $6,818,957)		6,776,577
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.22%
Bank of America
0.092% to 6.007%, due 8/10/2013 to 9/10/2047 (a) (b) (d)		31,465,355	1.54%
Citigroup
4.910% to 5.917%, due 4/25/2035 to 3/15/2049 (a)		5,441,110	0.26%
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A2
5.246%, due 12/15/2039	6,500,000	5,965,071	0.29%
Credit Suisse
0.243% to 6.250%, due 9/15/2020 to 10/15/2039 (a) (b) (d)		15,315,591	0.77%
Crown Castle Towers LLC, Series 2006-1A, Class F
6.650%, due 11/15/2036 (b)	6,825,000	6,688,500	0.33%
DB Master Finance LLC, Series 2006-1, Class-A2
5.779%, due 06/20/2031 (b)	13,660,000	12,339,488	0.60%
Federal Home Loan Mortgage
4.750% to 7.500%, due 1/15/2031 to 7/25/2032		1,267,611	0.06%
Federal National Mortgage Association
7.500%, due 11/25/2041	300,788	300,700	0.02%
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class B
5.684%, due 05/10/2040 (a)	6,983,000	5,752,534	0.28%
Goldman Sachs
0.235% to 0.862%, due 7/10/2039 to 11/10/2039 (b) (d)		2,518,237	0.13%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.344%, due 12/15/2044 (a)	7,990,000	6,754,660	0.33%
JPMorgan Chase
4.996% to 6.500%, due 9/25/2035 to 1/15/2049 (a)		20,458,815	1.02%
Merrill Lynch
0.090% to 6.104%, due 8/12/2020 to 2/14/2051 (a) (b) (d)		13,121,136	0.66%
Morgan Stanley
0.196% to 5.803%, due 12/31/2041 to 7/15/2056 (a) (b) (d)		22,400,080	1.11%
OTHER SECURITIES		138,268,053	6.82%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $398,455,148)		$288,056,941
ASSET BACKED SECURITIES - 2.36%
TOTAL ASSET BACKED SECURITIES (Cost $136,205,332)		$47,756,204
SUPRANATIONAL OBLIGATIONS - 0.12%
Financial - 0.09%		1,798,880	0.09%
Government - 0.03%		670,142	0.03%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,521,280)		$2,469,022
PREFERRED STOCKS - 0.45%
Basic Materials - 0.05%		1,117,501	0.05%
Communications - 0.08%		1,646,055	0.08%
Consumer, Non-cyclical - 0.07%		1,378,780	0.07%

10

The accompanying notes are an integral part of the financial statements.

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED STOCKS (continued)
Financial - 0.25%
Bank of America Corp., Series MER, 8.625%	94,700	$1,920,516	0.10%
Citigroup, Inc., Series E, 8.40%	4,160,000	3,120,291	0.15%
		5,040,807

TOTAL PREFERRED STOCKS (Cost $11,645,869)		$9,183,143
TERM LOANS - 0.02%
Consumer, Cyclical - 0.02%		435,000	0.02%

TOTAL TERM LOANS (Cost $720,067)		$435,000
WARRANTS - 0.00%
Basic Materials - 0.00%		6,572	0.00%

TOTAL WARRANTS (Cost $0)		$6,572
SHORT TERM INVESTMENTS - 6.00%
Federal Home Loan Bank Discount Notes
zero coupon, due 07/01/2009	8,300,000	8,300,000	0.41%
zero coupon, due 07/10/2009	20,700,000	20,699,224	1.02%
zero coupon, due 07/15/2009	92,037,000	92,032,036	4.55%
John Hancock Collateral Investment Trust, 0.3952% (e) (f)	32,393	324,276	0.02%

TOTAL SHORT TERM INVESTMENTS (Cost $121,355,218)		$121,355,536
REPURCHASE AGREEMENTS - 0.40%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $8,118,002 on 07/01/2009, collateralized by $1,645,000 Federal Home Loan Bank, 1.625% due 07/27/2011 (valued at $1,653,225, including interest) and $6,615,000 Federal Home Loan Bank, 5.648% due 11/27/2037 (valued at $6,631,538, including interest)	8,118,000	8,118,000	0.40%

TOTAL REPURCHASE AGREEMENTS (Cost $8,118,000)		$8,118,000
Total Investments (Active Bond Trust) (Cost $2,359,647,548) - 103.70%		$2,100,858,379	103.70%
Other Assets and Liabilities, Net - (3.70%)		(74,961,960)	(3.70%)
TOTAL NET ASSETS - 100.00%		$2,025,896,419	100.00%

Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 20.69%
U.S. Treasury Bonds - 2.42%
3.500%, due 02/15/2039	16,271,000	$14,069,371	2.05%
6.250% to 8.875%, due 2/15/2019 to 5/15/2030		2,560,317	0.37%
		16,629,688
U.S. Treasury Notes - 18.27%
0.875%, due 05/31/2011	37,760,000	37,624,442	5.47%
1.875%, due 04/30/2014	8,400,000	8,152,265	1.19%
2.250%, due 05/31/2014	17,327,000	17,096,877	2.48%
2.625%, due 06/30/2014	11,205,000	11,240,072	1.63%
2.750%, due 02/15/2019	27,645,000	25,891,201	3.76%
3.125%, due 05/15/2019	25,627,000	24,786,178	3.60%
1.875%, due 06/15/2012	956,000	962,950	0.14%
		125,753,985

TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,323,170)		$142,383,673
U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.21%
Federal Home Loan Mortgage Corp. - 9.03%
5.000%, due 04/01/2023	10,261,494	10,703,620	1.55%
5.000%, due 12/01/2034	3,646,746	3,722,245	0.54%
5.500%, due 12/01/2018	5,977,543	6,321,251	0.92%
5.500%, due 09/01/2035	5,665,883	5,869,279	0.85%
5.500%, due 10/01/2035	6,319,050	6,545,894	0.95%
5.500% TBA **	3,000,000	3,095,859	0.45%
5.993%, due 01/01/2037 (a)	5,098,312	5,358,008	0.78%
3.570% to 6.500%, due 10/1/2014 to 12/1/2037 (a)		20,551,202	2.99%
		62,167,358
Federal National Mortgage Association - 30.38%
5.000%, due 06/01/2035	5,129,675	5,241,886	0.76%
5.000%, due 07/01/2035	8,429,230	8,617,242	1.25%
5.500%, due 03/01/2020	3,904,020	4,133,381	0.60%
5.500%, due 12/01/2023	22,347,107	23,639,049	3.43%
5.500%, due 04/01/2024	19,298,000	20,419,696	2.97%
5.500%, due 07/01/2034	5,755,285	5,969,534	0.87%
5.500%, due 09/01/2035	7,595,293	7,878,040	1.14%
5.500% TBA **	72,500,000	74,561,755	10.83%
5.746%, due 05/01/2037 (a)	2,917,215	3,065,811	0.45%
6.000%, due 04/01/2035	8,280,138	8,715,169	1.27%
6.000%, due 02/01/2039	4,786,588	5,044,054	0.73%
6.500%, due 12/01/2037	3,637,865	3,859,689	0.56%
6.500% TBA **	3,500,000	3,694,687	0.54%
4.500% to 7.000%, due 1/1/2019 to 5/1/2039 (a)		34,233,240	4.98%
		209,073,233
Government National Mortgage Association - 4.80%
4.500% TBA **	14,500,000	14,427,500	2.10%
4.500% TBA **	7,500,000	7,435,840	1.08%
5.000% TBA **	4,000,000	4,050,625	0.59%
6.000% TBA **	5,500,000	5,723,437	0.83%
6.500%, due 12/15/2032	1,255,967	1,355,535	0.20%
		32,992,937

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $302,009,270)		$304,233,528

11

The accompanying notes are an integral part of the financial statements.

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 1.24%
Canada - 0.59%
Province of Ontario
4.100%, due 06/16/2014	3,990,000	$4,064,365	0.59%
South Africa - 0.15%		1,001,812	0.15%
South Korea - 0.50%
Republic of Korea
7.125%, due 04/16/2019	3,230,000	3,477,379	0.50%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,334,798)		$8,543,556
CORPORATE BONDS - 20.55%
Basic Materials - 1.02%		7,031,651	1.02%
Communications - 3.61%
British Sky Broadcasting Group PLC
9.500%, due 11/15/2018 (b)	3,275,000	3,914,319	0.57%
Verizon Wireless Capital LLC
7.375%, due 11/15/2013 (b)	3,125,000	3,495,337	0.51%
Verizon
3.750% to 8.500%, due 5/20/2011 to 11/15/2018 (b)		3,721,068	0.54%
OTHER SECURITIES		13,674,151	1.99%
		24,804,875
Consumer, Cyclical - 0.14%		987,537	0.14%
Consumer, Non-cyclical - 2.96%
Roche Holdings, Inc.
6.000%, due 03/01/2019	2,866,000	3,055,961	0.44%
OTHER SECURITIES		17,331,273	2.52%
		20,387,234
Diversified - 0.15%		1,031,498	0.15%
Energy - 2.89%		19,862,837	2.89%
Financial - 7.63%
Credit Suisse
5.000% to 6.000%, due 5/15/2013 to 2/15/2018		3,271,734	0.47%
Goldman Sachs
5.125% to 7.500%, due 11/1/2012 to 12/29/2049 (a)		9,459,451	1.38%
JPMorgan Chase
0.854% to 6.800%, due 10/1/2012 to 10/1/2037 (a)		7,313,729	1.08%
Morgan Stanley
5.300% to 7.300%, due 3/1/2013 to 5/13/2019		3,408,845	0.50%
Morgan Stanley
6.000%, due 05/13/2014	4,775,000	4,834,535	0.70%
OTHER SECURITIES		24,209,995	3.50%
		52,498,289
Technology - 0.55%		3,813,499	0.55%
Utilities - 1.60%
Dominion Resources, Inc.
8.875%, due 01/15/2019	2,695,000	3,213,898	0.47%
OTHER SECURITIES		7,818,805	1.13%
		11,032,703

TOTAL CORPORATE BONDS (Cost $137,677,338)		$141,450,123
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.22%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2, Class A2
6.480%, due 02/15/2035	8,814,000	8,939,428	1.30%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2
5.857%, due 06/11/2040 (a)	4,158,000	3,846,627	0.56%
Bear Stearns
4.240% to 7.780%, due 2/15/2032 to 9/11/2042 (a)		8,355,817	1.21%
Commercial Mortgage Asset Trust
6.975%, due 01/17/2032	3,112,000	3,293,758	0.48%
Credit Suisse
4.597% to 6.530%, due 2/15/2034 to 4/15/2037 (a)		7,171,662	1.03%
Federal Home Loan Mortgage Corp., Series 2005-3035, Class PA
5.500%, due 09/15/2035	5,041,388	5,283,484	0.77%
Federal Home Loan Mortgage
3.000% to 6.000%, due 7/15/2014 to 9/15/2035		8,339,455	1.20%
Federal Home Loan Mortgage
4.000% to 5.000%, due 9/15/2016 to 1/15/2029		2,649,354	0.38%
Federal National Mortgage Association, Series 2001-81, Class HE
6.500%, due 01/25/2032	12,887,206	13,756,887	2.00%
Federal National Mortgage Association, Series 2004-80, Class LE
4.000%, due 11/25/2019	3,200,000	3,119,491	0.45%
Federal National Mortgage Association, Series 2007-77, Class MH
6.000%, due 12/25/2036	9,171,388	9,699,091	1.41%
Federal National Mortgage Association
3.500% to 5.500%, due 10/25/2015 to 2/25/2037		7,005,502	1.03%
Government National Mortgage Association
5.000%, due 07/20/2036	254,000	254,713	0.04%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5
5.224%, due 04/10/2037 (a)	5,711,000	4,885,039	0.71%
JPMorgan Chase
3.765% to 7.371%, due 8/15/2032 to 2/12/2049 (a)		5,589,547	0.82%
LB-UBS
4.166% to 6.653%, due 12/15/2026 to 2/15/2040		5,859,597	0.85%
LB-UBS
5.084% to 7.370%, due 8/15/2026 to 2/15/2031		1,211,998	0.18%
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2
4.920%, due 03/12/2035	4,083,000	3,851,509	0.56%
Morgan Stanley
0.424% to 6.660%, due 2/15/2033 to 4/15/2049 (a)		8,991,178	1.32%
OTHER SECURITIES		20,135,227	2.92%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $130,935,423)		$132,239,364

12

The accompanying notes are an integral part of the financial statements.

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 4.57%
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3
5.050%, due 02/15/2016	3,965,000	$4,107,671	0.60%
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4
4.900%, due 06/23/2014	3,015,000	3,048,919	0.44%
Morgan Stanley
0.354% to 0.364%, due 12/25/2036 to 1/25/2037 (a)		125,128	0.02%
OTHER SECURITIES		24,181,647	3.51%

TOTAL ASSET BACKED SECURITIES (Cost $30,560,946)		$31,463,365
SUPRANATIONAL OBLIGATIONS - 0.15%
Government - 0.15%		1,023,536	0.15%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,013,777)		$1,023,536
REPURCHASE AGREEMENTS - 7.81%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $53,783,015 on 07/01/2009, collateralized by $54,385,000 Federal National Mortgage Association, 1.75% due 04/15/2011 (valued at $54,860,869, including interest)	53,783,000	53,783,000	7.81%

TOTAL REPURCHASE AGREEMENTS (Cost $53,783,000)		$53,783,000
Total Investments (Core Bond Trust) (Cost $805,637,722) - 118.44%		$815,120,145	118.44%
Other Assets and Liabilities, Net - (18.44%)		(126,932,584)	(18.44%)
TOTAL NET ASSETS - 100.00%		$688,187,561	100.00%

Schedule of Securities Sold Short
	Shares or Principal Amount	Value
FEDERAL HOME LOAN MORTGAGE CORP. - 18.95%
Federal Home Loan Mortgage Corp.
5.000% TBA **	5,000,000	$5,168,750
5.000% TBA **	5,000,000	5,151,562

TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (Proceeds $10,240,625)		$10,320,312
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 81.05%
Federal National Mortgage Association
6.000% TBA **	500,000	529,297
6.000% TBA **	17,000,000	17,765,000
5.500% TBA **	15,500,000	16,167,831
5.000% TBA **	9,500,000	9,670,704

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Procceds $44,062,988)		$44,132,832
Total Securities Sold Short (Core Bond Trust) (Proceeds $54,303,613)		$54,453,144

Floating Rate Income Trust
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS - 88.85%
Basic Materials - 9.54%
Berry Plastics Holding Company
2.321%, due 04/03/2015 (a)	7,930,628	$6,719,439	0.94%
Georgia Pacific LLC, Tranche B1
2.314%, due 12/23/2013 (a)	14,198,573	13,321,168	1.86%
Georgia Pacific
2.556%, due 12/20/2012 (a)	2,455,251	2,303,529	0.32%
Graham Packaging Company, Inc., Tranche C
3.749%, due 04/05/2014	6,666,097	6,566,314	0.91%
Graphic Packaging, Inc., Tranche B
3.030%, due 05/03/2014 (a)	6,119,776	5,682,891	0.79%
Graphic Packaging
3.896%, due 05/16/2014 (a)	5,172,439	4,881,489	0.68%
Lyondell Chemical
3.815% to 10.285%, due 12/15/2009 to 12/20/2014 (a)		14,695,770	2.05%
OTHER SECURITIES		14,338,579	1.99%
		68,509,179
Communications - 17.50%
Cablevision Systems Corp., Tranche B
6.450%, due 03/30/2013 (a)	6,935,187	6,493,628	0.90%
Charter Communications, Inc., Tranche B
9.250%, due 03/15/2014 (a)	19,259,853	17,345,905	2.42%
Charter
6.250%, due 03/06/2014 (a)	3,523,153	3,452,690	0.48%
Level 3 Communications, Inc., Tranche B
3.155%, due 03/01/2014 (a)	8,000,000	6,637,504	0.92%
Nielsen Finance, Tranche B
2.321%, due 08/15/2013 (a)	6,432,874	5,837,833	0.81%
Panamsat Corp., Tranche B
8.000%, due 06/30/2013 (a)	14,106,858	12,947,415	1.80%
Qwest Corp., Term Loan B
6.950%, due 06/30/2010 (a)	5,500,000	5,493,125	0.77%
Telesat Canada, Tranche D Delayed Draw
3.310%, due 10/15/2014 (a)	6,352,479	5,871,735	0.82%
Univision Communications, Inc., Tranche B
2.560%, due 09/15/2014 (a)	14,375,000	10,683,701	1.49%
OTHER SECURITIES		50,832,306	7.09%
		125,595,842
Consumer, Cyclical - 36.05%
Amscan Holdings, Inc., Tranche B
2.910%, due 05/01/2013 (a)	7,626,574	6,654,186	0.93%
Aramark Corp.
2.472%, due 01/31/2014 (a)	9,342,961	8,573,465	1.19%
Carmike Cinemas
4.100% to 5.190%, due 05/19/2012 (a)		7,994,065	1.11%
Cedar Fair LP, Tranche B
2.310%, due 06/13/2012 (a)	6,034,048	5,610,781	0.78%
Community Health Systems, Inc., Tranche B
2.897%, due 07/02/2014 (a)	14,575,332	13,094,610	1.82%
Dubai Aerospace Enterprise, Term Loan Strip
8.450%, due 07/31/2014 (a)	7,812,542	5,976,595	0.83%
First Data Corp., Tranche B2
3.064%, due 10/15/2014 (a)	16,394,591	12,221,595	1.70%

13

The accompanying notes are an integral part of the financial statements.

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Consumer, Cyclical (continued)
General Nutrition Center, Tranche B
7.600%, due 09/06/2013 (a)	7,264,476	$6,305,382	0.88%
Harrahs Operating Company, Inc., Tranche B2
4.091%, due 02/28/2015 (a)	18,504,945	13,508,610	1.88%
HCA, Inc., Tranche B
2.847%, due 11/01/2013 (a)	16,451,359	14,824,501	2.06%
HCA
2.347%, due 11/16/2012 (a)	3,382,909	3,066,820	0.43%
Health Management Associates, Inc., Tranche B
2.347%, due 01/16/2014 (a)	6,630,204	5,827,326	0.81%
Iasis Healthcare Corp., Tranche B
2.310%, due 05/01/2014 (a)	7,302,050	6,656,379	0.93%
Las Vegas Sands LLC, Tranche B
2.060%, due 05/08/2014 (a)	11,931,647	8,364,106	1.16%
Michaels Stores, Inc., Tranche B
2.676%, due 10/31/2013 (a)	9,926,303	7,855,567	1.09%
Neiman Marcus Group, Inc., Tranche B
2.509%, due 03/13/2013 (a)	9,444,036	7,077,776	0.99%
Rental Service Corp., 2nd Lien
4.479%, due 12/01/2013 (a)	8,500,000	6,502,500	0.91%
Sally Holdings LLC, Tranche B
2.706%, due 11/15/2013 (a)	6,891,934	6,426,728	0.90%
Transdigm, Term Loan B
2.430%, due 07/01/2012 (a)	7,505,000	7,076,164	0.99%
OTHER SECURITIES		105,176,263	14.66%
		258,793,419
Consumer, Non-cyclical - 12.21%
Affinion Group, Tranche B
2.810%, due 10/17/2012 (a)	5,941,374	5,599,745	0.78%
Biomet, Inc., Tranche B
3.580%, due 03/25/2015 (a)	9,367,654	8,712,101	1.21%
Fenwal, Inc.
2.923%, due 03/01/2014 (a)	8,943,921	6,871,829	0.96%
Ford Motor Company, Tranche B
3.594%, due 11/29/2013 (a)	12,937,537	9,327,964	1.30%
Hertz Corp.
2.074%, due 01/21/2012 (a)	7,846,576	7,181,314	1.00%
Thomson Learning, Tranche B
2.810%, due 07/05/2014 (a)	7,686,559	6,419,023	0.89%
US Investigations Services, Inc., Tranche B
3.358%, due 02/21/2015 (a)	7,040,916	6,143,199	0.86%
OTHER SECURITIES		37,375,046	5.21%
		87,630,221
Energy - 8.63%
Ashmore Energy International, Tranche B
3.520%, due 05/30/2014 (a)	7,004,916	5,545,771	0.77%
Dynegy Holdings, Inc.
2.020%, due 04/02/2013 (a)	7,484,195	6,692,492	0.93%
Energy Future Holdings Corp., Tranche B3
8.500%, due 10/10/2014 (a)	22,396,422	15,923,360	2.22%
Hercules Offshore LLC, Tranche B
2.960%, due 07/11/2013 (a)	6,944,546	6,041,755	0.84%
NRG Energy, Inc., Tranche B
2.720%, due 02/01/2013 (a)	7,527,055	7,066,881	0.99%
NRG Energy
2.347% to 6.600%, due 02/01/2013 (a)		2,673,833	0.38%
TXU Energy, Tranche B2
8.500%, due 10/10/2014 (a)	8,683,366	6,190,154	0.86%
Venoco, Inc.
4.375%, due 05/01/2014 (a)	7,472,428	5,679,045	0.79%
OTHER SECURITIES		6,128,453	0.85%
		61,941,744
Financial - 0.45%		3,228,402	0.45%
Industrial - 2.87%
Sunguard Homes, Tranche B
4.337%, due 08/15/2012 (a)	11,671,032	10,795,705	1.50%
Sunguard
2.462%, due 02/28/2016	965,809	898,202	0.12%
Swift Transport, Term Loan B
3.625%, due 05/15/2014 (a)	7,742,293	5,724,457	0.80%
OTHER SECURITIES		3,208,212	0.45%
		20,626,576
Technology - 0.27%		1,969,661	0.27%
Utilities - 1.33%
Calpine Corp.,Tranche B
3.475%, due 03/29/2014 (a)	10,855,292	9,559,333	1.33%

TOTAL TERM LOANS (Cost $640,174,752)		$637,854,377
CORPORATE BONDS - 9.88%
Basic Materials - 1.60%		11,449,484	1.60%
Communications - 2.04%		14,645,000	2.04%
Consumer, Cyclical - 1.64%
Neiman Marcus
9.000%, due 10/15/2015 (b)	1,229,250	725,257	0.10%
OTHER SECURITIES		11,071,345	1.54%
		11,796,602
Consumer, Non-cyclical - 0.03%		209,000	0.03%
Energy - 1.50%
Chesapeake Energy Corp.
7.625%, due 07/15/2013	8,795,000	8,355,250	1.17%
OTHER SECURITIES		2,390,754	0.33%
		10,746,004
Financial - 1.34%
Ford Motor
12.000%, due 05/15/2015	5,400,000	5,049,848	0.70%
OTHER SECURITIES		4,590,775	0.64%
		9,640,623
Industrial - 1.66%
RailAmerica, Inc.
9.250%, due 07/01/2017 (b)	6,750,000	6,513,750	0.91%
OTHER SECURITIES		5,389,750	0.75%
		11,903,500
Technology - 0.07%		537,200	0.07%

TOTAL CORPORATE BONDS (Cost $73,279,007)		$70,927,413

14

The accompanying notes are an integral part of the financial statements.

Floating Rate Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 5.03%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2009 at 0.070% to be repurchased at $26,500,052 on 07/01/2009, collateralized by $26,829,000 Federal Home Loan Mortgage Corp., 1.722% due 04/27/2011 (valued at $27,029,949, including interest)	26,500,000	$26,500,000	3.69%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $9,584,003 on 07/01/2009, collateralized by $9,600,000 Federal Home Loan Bank, 3.75% due 08/18/2009 (valued at $9,780,000 including interest)	9,584,000	9,584,000	1.34%

TOTAL REPURCHASE AGREEMENTS (Cost $36,084,000)		$36,084,000
Total Investments (Floating Rate Income Trust) (Cost $749,537,759) - 103.76%		$744,865,790	103.76%
Other Assets and Liabilities, Net - (3.76%)		(26,990,982)	(3.76%)
TOTAL NET ASSETS - 100.00%		$717,874,808	100.00%

Global Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 0.28%
U.S. Treasury Notes - 0.28%		$2,416,898	0.28%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,421,581)		$2,416,898
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.40%
Federal Home Loan Bank - 0.27%		2,301,649	0.27%
Federal Home Loan Mortgage Corp. - 0.34%		2,926,951	0.34%
Federal National Mortgage Association - 7.58%
5.500%, due 03/01/2048	9,493,294	9,790,332	1.15%
6.000%, due 08/01/2038	11,581,644	12,124,988	1.43%
0.664% to 6.000%, due 9/25/2032 to 3/25/2044 (a)		42,773,247	5.00%
		64,688,567
Government National Mortgage Association - 11.04%
5.500% TBA **	24,000,000	24,779,999	2.91%
6.000%, due 06/20/2038	5,512,654	5,705,167	0.67%
6.000%, due 09/20/2038 ***	16,657,622	17,385,091	2.05%
6.000%, due 11/20/2038	7,779,121	8,118,849	0.96%
6.000%, due 01/15/2039	5,825,332	6,087,017	0.71%
4.125% to 6.500%, due 11/20/2023 to 12/15/2038 (a)		32,198,100	3.74%
		94,274,223
Small Business Administration - 0.17%		1,427,190	0.17%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $163,474,111)		$165,618,580
FOREIGN GOVERNMENT OBLIGATIONS - 26.21%
Canada - 1.80%
Province of British Columbia, Canada
4.700% to 6.350%, due 6/1/2029 to 12/1/2038		15,379,892	1.80%
Denmark - 0.03%		245,557	0.03%
France - 7.60%
Government of France
2.500%, due 01/12/2014	17,200,000	24,009,326	2.81%
3.750%, due 01/12/2013	8,000,000	11,783,484	1.38%
4.000%, due 10/25/2038	13,300,000	17,579,468	2.06%
4.250%, due 04/25/2019	7,300,000	10,666,407	1.25%
5.5%, due 04/25/2010	600,000	872,701	0.10%
		64,911,386
Germany - 3.49%
Federal Republic of Germany
3.750%, due 01/04/2015	6,700,000	9,893,387	1.16%
4.250%, due 07/04/2014	5,800,000	8,774,592	1.03%
4.250%, due 07/04/2039	5,100,000	7,226,219	0.85%
4.000% to 5.500%, due 1/4/2031 to 1/4/2037		3,884,811	0.45%
		29,779,009
Japan - 7.72%
Government of Japan
1.000%, due 06/10/2016 (g)	1,484,700,000	13,531,599	1.59%
1.200%, due 06/10/2017 (g)	2,901,570,000	26,366,684	3.10%
0.800% to 2.500%, due 12/10/2015 to 9/20/2036 (g)		25,914,278	3.03%
		65,812,561
Netherlands - 5.49%
Kingdom of Netherlands
3.250%, due 07/15/2015	5,400,000	7,638,261	0.89%
3.750%, due 07/15/2014	16,200,000	23,682,246	2.77%
4.000%, due 07/15/2019	8,300,000	11,830,063	1.39%
2.500% to 5.000%, due 7/15/2011 to 1/15/2012 (g)		3,743,003	0.44%
		46,893,573
United Kingdom - 0.08%		677,546	0.08%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $216,490,374)		$223,699,524
CORPORATE BONDS - 42.44%
Australia - 3.97%
Citigroup
5.500%, due 06/18/2012	3,000,000	2,421,983	0.28%
Commonwealth Bank of Australia
1.108%, due 06/25/2014 (a) (b)	14,800,000	14,800,402	1.73%
Commonwealth Bank of Australia
2.500% to 4.500%, due 12/10/2012 to 2/20/2014 (b)		8,495,683	1.00%
ING Bank Australia, Ltd., Series RTD
3.870%, due 06/24/2014 (a)	10,000,000	7,999,980	0.94%
OTHER SECURITIES		192,949	0.02%
		33,910,997

15

The accompanying notes are an integral part of the financial statements.

Global Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Canada - 1.03%
Honda Canada Finance, Inc., Series E, MTN
0.620%, due 03/26/2012 (a) (h)	10,200,000	$7,676,212	0.90%
OTHER SECURITIES		1,136,567	0.13%
		8,812,779
Cayman Islands - 1.70%		14,481,394	1.70%
Denmark - 0.01%		42,790	0.01%
France - 3.63%
Societe Financement de l’Economie Francaise
2.250%, due 06/11/2012 (b)	8,800,000	8,793,510	1.02%
Societe Financement
2.125% to 3.375%, due 5/20/2012 to 5/5/2014 (b)		6,808,611	0.80%
OTHER SECURITIES		15,358,913	1.81%
		30,961,034
Germany - 1.92%
Kreditanstalt Fuer Wiederaufbau, Series INTL
4.250%, due 07/04/2014	4,300,000	6,345,651	0.74%
Kreditanstalt
4.875% to 5.500%, due 7/4/2011 to 6/17/2019		8,074,763	0.95%
OTHER SECURITIES		1,937,806	0.23%
		16,358,220
Ireland - 0.19%		1,646,939	0.19%
Japan - 0.24%		2,038,500	0.24%
Jersey Channel Islands - 0.15%		1,258,578	0.15%
Luxembourg - 0.01%		91,000	0.01%
Netherlands - 1.93%
Fortis Bank Nederland Holding NV, EMTN
3.375%, due 05/19/2014	5,900,000	8,280,990	0.97%
OTHER SECURITIES		8,236,274	0.96%
		16,517,264
Norway - 0.46%		3,910,834	0.46%
South Korea - 0.29%		2,475,863	0.29%
Spain - 0.39%		3,330,206	0.39%
Switzerland - 0.34%		2,886,906	0.34%
United Kingdom - 4.39%
Bank of Scotland PLC, EMTN
5.625%, due 05/23/2013	7,100,000	9,911,667	1.17%
OTHER SECURITIES		27,553,286	3.22%
		37,464,953
United States - 21.79%
Bear Stearns Companies, Inc.
7.250%, due 02/01/2018	6,800,000	7,167,124	0.83%
Citigroup, Inc.
6.000%, due 08/15/2017	7,300,000	6,363,884	0.74%
Citigroup
0.631% to 8.300%, due 12/28/2009 to 6/28/2067 (a)		15,853,347	1.86%
Citigroup Funding, Inc., MTN
2.036%, due 05/07/2010 (a)	5,600,000	5,484,377	0.64%
Goldman Sachs
1.059% to 6.150%, due 2/15/2013 to 4/1/2018 (a)		9,249,865	1.08%
JPMorgan Chase
0.854% to 6.550%, due 12/26/2012 to 2/2/2037 (a)		8,975,226	1.05%
Merrill Lynch
1.644% to 6.875%, due 5/12/2010 to 4/25/2018 (a)		7,676,545	0.90%
OTHER SECURITIES		125,354,298	14.69%
		186,124,666

TOTAL CORPORATE BONDS (Cost $409,765,496)		$362,312,923
MUNICIPAL BONDS - 0.93%
California - 0.63%		5,301,920	0.63%
Illinois - 0.02%		200,358	0.02%
Iowa - 0.04%		342,542	0.04%
New York - 0.06%		542,714	0.06%
Ohio - 0.18%		1,520,154	0.18%
Puerto Rico - 0.00%		41,656	0.00%

TOTAL MUNICIPAL BONDS (Cost $11,680,459)		$7,949,344
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.95%
Australia - 1.05%		8,983,609	1.05%
Ireland - 0.27%		2,309,076	0.27%
Italy - 0.48%		4,086,012	0.48%
Netherlands - 0.27%		2,320,418	0.27%
Spain - 0.08%		715,226	0.08%
United Kingdom - 0.30%		2,531,085	0.30%
United States - 8.50%
Bear Stearns
2.264% to 5.733%, due 8/25/2033 to 9/25/2036 (a)		14,500,083	1.69%
Citigroup
4.248% to 5.888%, due 2/10/2017 to 12/11/2049 (a)		7,097,222	0.85%
JPMorgan Chase
5.429%, due 12/12/2043	1,700,000	1,374,330	0.16%
Merrill Lynch
0.524% to 6.156%, due 2/25/2033 to 8/12/2049 (a)		12,103,941	1.41%
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR11, Class 1A1
4.612%, due 06/25/2035 (a)	6,588,910	5,777,802	0.69%
OTHER SECURITIES		31,699,689	3.70%
		72,553,067

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,094,729)		$93,498,493

16

The accompanying notes are an integral part of the financial statements.

Global Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 2.99%
Canada - 0.53%		$4,552,512	0.53%
Ireland - 0.37%		3,171,507	0.37%
Netherlands - 0.07%		612,126	0.07%
United States - 2.02%		17,221,579	2.02%

TOTAL ASSET BACKED SECURITIES (Cost $27,762,400)		$25,557,724
SUPRANATIONAL OBLIGATIONS - 0.12%
Japan - 0.12%		1,038,227	0.12%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $827,740)		$1,038,227
PREFERRED STOCKS - 0.25%
United States - 0.25%		2,158,490	0.25%

TOTAL PREFERRED STOCKS (Cost $2,611,850)		$2,158,490
TERM LOANS - 1.05%
Australia - 0.19%		1,657,334	0.19%
United States - 0.86%		7,291,068	0.86%

TOTAL TERM LOANS (Cost $10,402,787)		$8,948,402
OPTIONS - 0.00%
Germany - 0.00%		5,380	0.00%

TOTAL OPTIONS (Cost $5,667)		$5,380
SHORT TERM INVESTMENTS - 0.47%
TOTAL SHORT TERM INVESTMENTS (Cost $4,235,544)		$3,972,351
REPURCHASE AGREEMENTS - 2.40%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.090% to be repurchased at $19,100,048 on 07/01/2009, collateralized by $19,220,000 Federal National Mortgage Association, 1.75% due 03/23/2011 (valued at $19,527,904, including interest)	19,100,000	19,100,000	2.24%
OTHER SECURITIES		1,380,000	0.16%

TOTAL REPURCHASE AGREEMENTS (Cost $20,480,000)		$20,480,000
Total Investments (Global Bond Trust) (Cost $997,252,738) - 107.49%		$917,656,336	107.49%
Other Assets and Liabilities, Net - (7.49%)		(64,027,585)	(7.49%)
TOTAL NET ASSETS - 100.00%		$853,628,751	100.00%

High Income Trust
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 61.41%
Basic Materials - 6.58%
American Pacific Corp.
9.000%, due 02/01/2015	9,050,000	$8,020,562	1.67%
CII Carbon LLC
11.125%, due 11/15/2015 (b)	21,435,000	15,459,994	3.23%
OTHER SECURITIES		8,036,195	1.68%
		31,516,751
Communications - 20.26%
Charter Communications Holdings II LLC
10.250%, due 09/15/2010 ˆ	13,640,000	14,322,000	2.99%
Charter Communications Holdings II LLC
10.250%, due 09/15/2010 ˆ	4,220,000	4,452,100	0.93%
Charter Communications Holdings II LLC
10.250%, due 10/01/2013 ˆ (b)	4,149,000	4,107,510	0.86%
Charter Communications, Inc.
10.875%, due 09/15/2014 ˆ (b)	2,820,000	2,918,700	0.61%
Charter Communications
8.750% to 12.125%, due 11/15/2013 to 10/1/2015 ˆ		3,454,725	0.72%
Digicel Group, Ltd.
8.875%, due 01/15/2015 (b)	3,685,000	3,058,550	0.64%
Idearc
8.000%, due 11/15/2016 ˆ	19,805,000	519,881	0.11%
Intelsat Jackson Holdings, Ltd.
11.500%, due 06/15/2016 (b)	2,980,000	2,920,400	0.61%
Nextel Communications, Inc., Series D
7.375%, due 08/01/2015	7,545,000	6,017,138	1.26%
Sirius XM Radio, Inc.
7.000%, due 12/01/2014 (b)	12,225,000	5,608,219	1.17%
Sirius XM Radio, Inc.
13.000%, due 08/01/2013 (b)	22,590,000	18,382,612	3.84%
Sirius XM Radio, Inc.
9.625%, due 08/01/2013	7,905,000	5,829,938	1.22%
Sirius XM Radio, Inc., Series AI
10.000%, due 06/01/2011	16,820,000	13,287,800	2.77%
XM Satellite Radio, Inc.
11.250%, due 06/15/2013 (b)	7,000,000	6,947,500	1.45%
OTHER SECURITIES		5,209,607	1.08%
		97,036,680
Consumer, Cyclical - 25.74%
Allison Transmission, Inc.
11.000%, due 11/01/2015 (b)	7,905,000	6,244,950	1.31%
Allison Transmission, Inc., PIK
11.250%, due 11/01/2015 (b)	18,525,000	12,967,500	2.71%
Continental Airlines, Inc.
5.000%, due 06/15/2023	9,900,000	9,108,000	1.90%
Delta Air Lines, Inc., Series 01-1
7.711%, due 03/18/2013	8,150,000	6,846,000	1.43%
Duane Reade, Inc.
9.750%, due 08/01/2011	3,610,000	3,068,500	0.64%
Exide Technologies, Series B
10.500%, due 03/15/2013	10,900,000	8,883,500	1.86%
Goodyear Tire & Rubber Company
8.625%, due 12/01/2011	3,440,000	3,388,400	0.71%
Goodyear Tire & Rubber
10.500%, due 05/15/2016	2,230,000	2,252,300	0.47%
Greektown Holdings
10.750%, due 12/01/2013 ˆ (b)	8,419,000	526,188	0.11%

17

The accompanying notes are an integral part of the financial statements.

High Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer, Cyclical - (continued)
Isle of Capri Casinos, Inc.
7.000%, due 03/01/2014	16,982,000	$13,670,510	2.86%
Little Traverse Bay Bands of Odawa Indians
10.250%, due 02/15/2014 (b)	8,130,000	3,414,600	0.71%
Majestic Star Casino LLC
9.500%, due 10/15/2010 ˆ	13,489,000	8,160,845	1.70%
Majestic Star Casino
9.750%, due 01/15/2011 ˆ	4,870,000	596,575	0.13%
Mashantucket Western Pequot Tribe
8.500%, due 11/15/2015 (b)	12,740,000	6,370,000	1.33%
Tenneco Automotive, Inc.
8.625%, due 11/15/2014	8,585,000	6,181,200	1.29%
Travelport LLC
9.875%, due 09/01/2014	4,415,000	2,935,975	0.61%
US Airways Group, Inc.
7.000%, due 09/30/2020	6,275,000	4,902,344	1.02%
US Airways
7.250%, due 05/15/2014	3,650,000	2,454,625	0.51%
OTHER SECURITIES		21,277,496	4.44%
		123,249,508
Consumer, Non-cyclical - 1.60%
ASG Consolidated LLC/ASG Finance, Inc.
11.500%, due 11/01/2011 (b) (c)	3,280,000	3,001,200	0.63%
OTHER SECURITIES		4,675,800	0.97%
		7,677,000
Diversified - 0.14%		658,350	0.14%
Energy - 0.33%		1,562,253	0.33%
Financial - 2.26%
iStar Financial
5.875% to 10.000%, due 6/15/2014 to 3/15/2016 (b)		2,406,140	0.50%
JPMorgan Chase & Company, Series 1
7.90%%, due 12/31/2049 (a) (c)	6,715,000	5,876,297	1.23%
OTHER SECURITIES		2,540,567	0.53%
		10,823,004
Industrial - 1.41%
Smurfit-Stone Container Enterprises, Inc.
8.000%, due 03/15/2017 ˆ	11,520,000	4,262,400	0.89%
OTHER SECURITIES		2,479,013	0.52%
		6,741,413
Utilities - 3.09%
Texas Competitive Electric Holdings Company LLC, PIK
10.500%, due 11/01/2016	6,084,000	2,798,640	0.58%
Texas Competitive Electric Holdings Company LLC, Series A
10.250%, due 11/01/2015	19,285,000	12,004,912	2.51%
		14,803,552

TOTAL CORPORATE BONDS (Cost $425,268,852)		$294,068,511
CONVERTIBLE BONDS - 4.27%
Communications - 1.40%
Charter Communications, Inc.
6.500%, due 10/01/2027 ˆ	30,219,000	6,723,728	1.40%
Consumer, Cyclical - 2.65%
UAL Corp.
4.500%, due 06/30/2021	33,398,000	11,326,364	2.37%
OTHER SECURITIES		1,339,123	0.28%
		12,665,487
Financial - 0.22%		1,037,400	0.22%

TOTAL CONVERTIBLE BONDS (Cost $33,593,443)		$20,426,615
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.62%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285%, due 06/20/2031 (b)	10,845,000	9,037,247	1.89%
OTHER SECURITIES		8,303,308	1.73%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,714,012)		$17,340,555
ASSET BACKED SECURITIES - 0.42%

TOTAL ASSET BACKED SECURITIES (Cost $3,729,975)		$2,014,200
COMMON STOCKS - 5.24%
Basic Materials - 0.00%		13,025	0.00%
Communications - 1.70%
Comcast Corp., Class A	212,659	2,998,492	0.63%
Sirius XM Radio, Inc. *	4,473,205	1,923,478	0.40%
OTHER SECURITIES		3,192,729	0.67%
		8,114,699
Consumer, Cyclical - 3.40%
Delta Air Lines, Inc. *	2,252,794	13,043,677	2.72%
UAL Corp. *	49,000	156,310	0.03%
OTHER SECURITIES		3,102,229	0.65%
		16,302,216
Energy - 0.09%		450,470	0.09%
Financial - 0.05%		220,438	0.05%
Industrial - 0.00%		0	0.00%

TOTAL COMMON STOCKS (Cost $70,776,367)		$25,100,848
PREFERRED STOCKS - 6.08%
Consumer, Cyclical - 1.52%
Continental Airlines Finance Trust II, 6.00%	546,898	7,280,580	1.52%
Financial - 4.56%
Bank of America Corp., 8.20%	437,000	8,630,750	1.80%
Bank of America Corp., Series L, 7.25%	2,183	1,825,053	0.38%
iStar Financial, Inc., Series E, 7.875%	381,900	2,730,585	0.57%
iStar Financial, Inc., Series F, 7.80%	257,166	1,828,450	0.38%
iStar Financial, Inc., Series G, 7.65%	109,058	774,312	0.16%

18

The accompanying notes are an integral part of the financial statements.

High Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED STOCKS (continued)
Financial (continued)
iStar Financial, Inc., Series I, 7.50%	244,180	$1,636,006	0.34%
Wells Fargo & Company, Series L, 7.50%	4,912	3,855,773	0.81%
OTHER SECURITIES		569,879	0.12%
		21,850,808
Industrial - 0.00%		$193	0.00%

TOTAL PREFERRED STOCKS (Cost $29,051,446)		$29,131,581
TERM LOANS - 15.59%
Basic Materials - 0.03%		120,800	0.03%
Communications - 2.33%
Idearc, Inc.
4.250%, due 04/11/2017 (a)	18,277,665	7,768,008	1.62%
Idearc
zero coupon, due 11/17/2014 ˆ (a)	1,100,000	467,500	0.10%
Sirius XM Radio
2.625%, due 12/20/2012 (a)	358,613	307,510	0.06%
OTHER SECURITIES		2,633,556	0.55%
		11,176,574
Consumer, Cyclical - 10.42%
Delta Airlines, Inc.
3.568%, due 04/30/2014 (a)	9,283,195	6,332,467	1.32%
Delta Airlines
2.318%, due 04/30/2012 (a)	1,607,200	1,383,196	0.29%
Greektown Holdings LLC
zero coupon, due 09/09/2009	6,033,085	5,882,258	1.23%
Greektown Holdings LLC
zero coupon, due 12/03/2012	13,080,932	7,979,369	1.66%
Greektown Holdings
9.750%, due 9/9/2009 to 12/3/2012 (a)		1,999,592	0.42%
Saint Acquisition Corp.
3.625%, due 05/06/2014 (a)	17,062,343	12,615,470	2.63%
US Airways Group, Inc.
2.811%, due 03/26/2014 (a)	15,370,556	8,035,388	1.68%
OTHER SECURITIES		5,685,209	1.19%
		49,912,949
Consumer, Non-cyclical - 2.59%
Community Health Systems, Inc.
2.560%, due 07/25/2014 (a)	8,245,556	7,407,881	1.55%
Community Health
2.569%, due 07/25/2014 (a)		377,917	0.08%
HCA, Inc.
2.848%, due 11/18/2013 (a)	5,123,578	4,616,913	0.96%
		12,402,711
Financial - 0.22%		1,061,100	0.22%

TOTAL TERM LOANS (Cost $89,104,855)		$74,674,134
WARRANTS - 0.00%
Basic Materials - 0.00%		15,011	0.00%

TOTAL WARRANTS (Cost $0)		$15,011
OPTIONS - 0.86%
Call Options - 0.86%
Delta Airlines, Inc.
Expiration 01/16/2010 at $7.50 *	50,000	47,500	0.01%
Expiration 01/16/2010 at $10.00 *	50,000	22,500	0.01%
Expiration 01/16/2010 at $5.00 *	250,000	475,000	0.10%
OTHER SECURITIES		3,576,550	0.74%
		4,121,550

TOTAL OPTIONS (Cost $4,618,178)		$4,121,550
SHORT TERM INVESTMENTS - 3.15%
Federal Home Loan Bank Discount Notes
zero coupon, due 07/01/2009	14,800,000	14,800,000	3.09%
John Hancock Collateral Investment Trust, 0.3952% (e) (f)	19	186	0.00%
OTHER SECURITIES		268,527	0.06%

TOTAL SHORT TERM INVESTMENTS (Cost $15,068,713)		$15,068,713
Total Investments (High Income Trust) (Cost $695,925,841) - 100.64%		$481,961,718	100.64%
Other Assets and Liabilities, Net - (0.64%)		(3,070,098)	(0.64%)
TOTAL NET ASSETS - 100.00%		$478,891,620	100.00%

High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 2.86%
Argentina - 0.04%		$805,214	0.04%
Brazil - 0.96%
Federative Republic of Brazil
10.000%, due 07/01/2010	20,477,000	11,016,156	0.60%
OTHER SECURITIES		6,474,293	0.36%
		17,490,449
Indonesia - 0.27%		4,958,303	0.27%
Panama - 0.17%		3,074,750	0.17%
Peru - 0.13%		2,413,033	0.13%
Turkey - 0.86%
Republic of Turkey
6.875%, due 03/17/2036	13,115,000	12,000,225	0.66%
OTHER SECURITIES		3,622,243	0.20%
		15,622,468
Venezuela - 0.43%		7,901,703	0.43%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $59,849,111)		$52,265,920
CORPORATE BONDS - 85.48%
Basic Materials - 8.95%
Abitibi-Consolidated Company of Canada
13.750%, due 04/01/2011 ˆ (b)	23,160,000	21,307,200	1.17%

19

The accompanying notes are an integral part of the financial statements.

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Basic Materials (continued)
FMG Finance Pty, Ltd.
10.625%, due 09/01/2016 (b)	13,670,000	$13,123,200	0.72%
Georgia-Pacific LLC
8.250%, due 05/01/2016 (b)	9,470,000	9,185,900	0.50%
Noranda Aluminium Acquisition Corp., PIK
5.413%, due 05/15/2015 (a)	21,431,435	11,814,078	0.65%
Novelis, Inc.
7.250%, due 02/15/2015	14,815,000	11,259,400	0.62%
Ryerson, Inc.
12.000%, due 11/01/2015	15,445,000	12,587,675	0.69%
OTHER SECURITIES		84,205,037	4.60%
		163,482,490
Communications - 14.92%
Affinion Group, Inc.
11.500%, due 10/15/2015	13,670,000	11,687,850	0.64%
Affinion Group
10.125%, due 10/15/2013 (b)		10,371,100	0.57%
Charter Communications, Inc.
10.875%, due 09/15/2014 ˆ (b)	17,180,000	17,781,300	0.97%
Charter Communications
10.250% to 12.125%, due 5/15/2011 to 10/1/2015 ˆ (i)		7,790,335	0.43%
Intelsat Jackson Holdings, Ltd.
11.500%, due 06/15/2016 (b)	24,055,000	23,573,900	1.29%
Intelsat
9.250% to 11.250%, due 8/15/2014 to 6/15/2016 (b) (c)		17,426,330	0.96%
Nordic Telephone Company Holdings
8.875%, due 05/01/2016 (b)	10,910,000	10,528,150	0.58%
Sprint Capital Corp.
8.750%, due 03/15/2032	20,205,000	16,265,025	0.89%
Sprint Capital Corp.
8.375%, due 03/15/2012	14,240,000	14,026,400	0.77%
Sprint
6.875% to 7.625%, due 1/30/2011 to 11/15/2028		9,740,694	0.53%
True Move Company, Ltd.
10.750%, due 12/16/2013 (b)	23,634,000	18,080,010	0.99%
True Move
10.375% to 10.750%, due 12/16/2013 to 8/1/2014 (b)		2,804,000	0.15%
Windstream Corp.
8.625%, due 08/01/2016	9,300,000	8,904,750	0.49%
OTHER SECURITIES		103,470,660	5.66%
		272,450,504
Consumer, Cyclical - 11.84%
Park Place Entertainment Corp.
8.125%, due 05/15/2011	14,120,000	11,719,600	0.64%
DAE Aviation Holdings, Inc.
11.250%, due 08/01/2015 (b)	22,725,000	13,180,500	0.72%
Harrahs Operating Escrow LLC
11.250%, due 06/01/2017 (b)	11,990,000	11,330,550	0.62%
K Hovnanian Enterprises, Inc.
11.500%, due 05/01/2013	11,800,000	10,207,000	0.56%
Neiman Marcus Group, Inc., PIK
9.000%, due 10/15/2015 (b)	15,958,474	9,415,500	0.52%
Norcraft Companies LP
9.000%, due 11/01/2011	9,120,000	9,028,800	0.49%
Suburban Propane Partners LP
6.875%, due 12/15/2013	10,380,000	9,549,600	0.52%
OTHER SECURITIES		141,754,606	7.77%
		216,186,156
Consumer, Non-cyclical - 12.19%
Biomet, Inc., PIK
10.375%, due 10/15/2017	12,890,000	12,471,075	0.68%
CRC Health Corp.
10.750%, due 02/01/2016	17,635,000	11,815,450	0.65%
DI Finance/DynCorp International LLC, Series B
9.500%, due 02/15/2013	14,348,000	13,845,820	0.76%
Education Management Corp.
10.250%, due 06/01/2016	14,550,000	14,222,625	0.78%
HCA, Inc., PIK
9.625%, due 11/15/2016	24,130,000	23,888,700	1.31%
HCA
5.750% to 8.750%, due 9/1/2010 to 11/6/2033		5,164,147	0.29%
Tenet Healthcare Corp.
10.000%, due 05/01/2018 (b)	12,072,000	12,675,600	0.69%
Tenet Healthcare
8.875% to 9.000%, due 5/1/2015 to 7/1/2019 (b)		10,752,485	0.59%
U.S. Oncology Holdings, Inc., PIK
6.904%, due 03/15/2012	14,628,000	12,324,090	0.67%
US Oncology
9.125%, due 08/15/2017 (b)	8,120,000	8,059,100	0.44%
OTHER SECURITIES		97,386,025	5.33%
		222,605,117
Diversified - 0.40%		7,317,113	0.40%
Energy - 12.55%
Belden & Blake Corp.
8.750%, due 07/15/2012	15,776,000	12,778,560	0.70%
Chesapeake Energy Corp.
7.250%, due 12/15/2018	12,851,000	11,180,370	0.61%
Chesapeake Energy
6.250% to 6.500%, due 8/15/2017 to 1/15/2018		8,221,850	0.45%
Corral Finans AB, PIK
2.631%, due 04/15/2010 (a) (b)	17,711,676	10,272,772	0.56%
Dynegy Holdings, Inc.
7.750%, due 06/01/2019	25,520,000	19,873,700	1.09%
Dynegy Holdings
7.500%, due 06/01/2015	1,850,000	1,542,438	0.08%
El Paso Corp.
7.875%, due 06/15/2012	8,750,000	8,582,779	0.47%
Exco Resources, Inc.
7.250%, due 01/15/2011	9,721,000	9,429,370	0.52%
SandRidge Energy, Inc., PIK
8.625%, due 04/01/2015	14,220,000	12,762,450	0.70%
OTHER SECURITIES		134,512,529	7.37%
		229,156,818
Financial - 11.15%
Ford Motor Credit Company LLC
12.000%, due 05/15/2015	44,470,000	41,586,432	2.28%
Ford Motor
5.879% to 9.875%, due 6/15/2011 to 8/10/2011 (a)		5,898,009	0.33%
GMAC LLC
8.000%, due 11/01/2031 (b)	24,082,000	16,857,400	0.92%

20

The accompanying notes are an integral part of the financial statements.

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financial (continued)
GMAC
6.500% to 8.000%, due 10/15/2009 to 12/31/2018 (b)		$3,091,290	0.17%
JPMorgan Chase
7.90%%, due 12/31/2049 (a) (c)	9,605,000	8,405,335	0.46%
OTHER SECURITIES		127,775,182	6.99%
		203,613,648
Government - 0.18%		3,323,241	0.18%
Industrial - 5.61%
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375%, due 05/01/2012	15,045,000	14,292,750	0.78%
RailAmerica, Inc.
9.250%, due 07/01/2017 (b)	9,125,000	8,805,625	0.48%
OTHER SECURITIES		79,303,496	4.35%
		102,401,871
Technology - 0.79%		14,413,818	0.79%
Utilities - 6.90%
AES Corp.
8.000%, due 10/15/2017	11,770,000	10,946,100	0.60%
AES
8.000% to 9.375%, due 9/15/2010 to 6/1/2020 (b)		14,884,775	0.81%
Energy Future Holdings Corp., PIK
11.250%, due 11/01/2017	82,788,800	50,501,166	2.76%
Mirant Mid Atlantic LLC, Series C
10.060%, due 12/30/2028	9,216,825	8,859,673	0.48%
OTHER SECURITIES		40,875,230	2.25%
		126,066,944

TOTAL CORPORATE BONDS (Cost $1,830,981,661)		$1,561,017,720
CONVERTIBLE BONDS - 0.75%
Communications - 0.75%
Virgin Media, Inc.
6.500%, due 11/15/2016 (b)	17,545,000	13,597,375	0.75%

TOTAL CONVERTIBLE BONDS (Cost $9,455,063)		$13,597,375
DEFAULTED BONDS BEYOND MATURITY DATES - 0.09%
Argentina - 0.09%		1,641,775	0.09%

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $5,226,379)		$1,641,775
COMMON STOCKS - 0.00%
Communications - 0.00%		37,693	0.00%
Consumer, Cyclical - 0.00%		12,912	0.00%
Utilities - 0.00%		2,249	0.00%

TOTAL COMMON STOCKS (Cost $12,772,012)		$52,854
PREFERRED STOCKS - 0.78%
Communications - 0.00%		19,345	0.00%
Financial - 0.78%
Bank of America Corp., Series L, 7.25%	11,220	9,380,256	0.51%
OTHER SECURITIES		4,904,551	0.27%
		14,284,807

TOTAL PREFERRED STOCKS (Cost $14,109,676)		$14,304,152
TERM LOANS - 3.66%
Basic Materials - 0.23%		4,234,296	0.23%
Communications - 1.10%
Wind Acquisition Finance SA, PIK
8.357%, due 12/21/2011 (a)	11,507,114	11,550,266	0.63%
OTHER SECURITIES		8,586,312	0.47%
		20,136,578
Consumer, Cyclical - 0.58%
Ford Motor
3.560%, due 11/29/2013 (a)	2,493,684	1,797,946	0.10%
OTHER SECURITIES		8,811,128	0.48%
		10,609,074
Consumer, Non-cyclical - 0.84%		15,289,845	0.84%
Energy - 0.67%		12,266,054	0.67%
Financial - 0.21%		3,811,177	0.21%
Industrial - 0.00%		57,851	0.00%
Utilities - 0.03%		457,966	0.03%

TOTAL TERM LOANS (Cost $78,352,377)		$66,862,841
WARRANTS - 0.01%
		1,565	0.00%
Consumer, Cyclical - 0.00%		0	0.00%
Government - 0.01%		65,740	0.01%

TOTAL WARRANTS (Cost $108,825)		$67,305
SHORT TERM INVESTMENTS - 1.25%
Federal National Mortgage Association Discount Notes
zero coupon, due 08/03/2009	20,000,000	19,997,434	1.09%
John Hancock Collateral Investment Trust, 0.3952% (e) (f)		2,844,393	0.16%

TOTAL SHORT TERM INVESTMENTS (Cost $22,838,975)		$22,841,827

21

The accompanying notes are an integral part of the financial statements.

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS - 3.54%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2009 at 0.030% to be repurchased at $25,000,021 on 07/01/2009, collateralized by $25,350,000 Federal National Mortgage Association, 2.20% due 04/23/2012 (valued at $25,508,438, including interest)	25,000,000	$25,000,000	1.37%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.040% to be repurchased at $33,300,037 on 07/01/2009, collateralized by $34,020,000 Federal Home Loan Mortgage Corp., 0.00% due 09/30/2009 (valued at $33,966,010, including interest)	33,300,000	33,300,000	1.82%
OTHER SECURITIES		6,392,000	0.35%

TOTAL REPURCHASE AGREEMENTS (Cost $64,692,000)		$64,692,000
Total Investments (High Yield Trust) (Cost $2,098,386,079) - 98.42%		$1,797,343,769	98.42%
Other Assets and Liabilities, Net - 1.58%		28,931,237	1.58%
TOTAL NET ASSETS - 100.00%		$1,826,275,006	100.00%

Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.59%
Federal Home Loan Bank - 0.59%		$2,395,722	0.59%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,287,259)		$2,395,722
CORPORATE BONDS - 61.98%
Basic Materials - 2.41%		9,725,000	2.41%
Communications - 6.63%
Cablevision Systems Corp., Series B
8.000%, due 04/15/2012	2,700,000	2,673,000	0.66%
Charter Communications Holdings II LLC
10.250%, due 09/15/2010 ˆ	6,500,000	6,857,500	1.70%
Charter Communications
11.000% to 13.500%, due 1/15/2014 to 10/1/2015 ˆ		426,250	0.11%
DirecTV Holdings LLC
5.250%, due 05/15/2016	4,000,000	3,890,000	0.96%
EchoStar DBS Corp.
7.750%, due 05/31/2015	5,000,000	4,762,500	1.18%
OTHER SECURITIES		8,186,625	2.02%
		26,795,875
Consumer, Cyclical - 3.27%
Dollar General Corp.
10.625%, due 07/15/2015	3,500,000	3,780,000	0.94%
Dollar General Corp., PIK
11.875%, due 07/15/2017	2,500,000	2,700,000	0.67%
OTHER SECURITIES		6,704,555	1.66%
		13,184,555
Consumer, Non-cyclical - 11.68%
Ceridian Corp.
11.250%, due 11/15/2015	3,500,000	2,926,875	0.72%
Community Health Systems, Inc.
8.875%, due 07/15/2015	3,500,000	3,430,000	0.85%
HCA, Inc.
9.250%, due 11/15/2016	4,000,000	3,940,000	0.98%
HCA
6.500% to 8.500%, due 2/15/2016 to 4/15/2019 (b)		4,226,500	1.05%
Hertz Corp.
8.875%, due 01/01/2014	3,200,000	2,944,000	0.73%
Hertz
10.500%, due 01/01/2016	1,250,000	1,112,500	0.28%
Tenet Healthcare Corp.
9.000%, due 05/01/2015 (b)	3,250,000	3,274,375	0.81%
Tenet Healthcare Corp.
10.000%, due 05/01/2018 (b)	3,250,000	3,412,500	0.84%
Tenet Healthcare Corp.
9.250%, due 02/01/2015 (i)	7,000,000	6,405,000	1.59%
Tenet Healthcare
7.375%, due 02/01/2013	1,000,000	900,000	0.22%
OTHER SECURITIES		14,607,989	3.61%
		47,179,739
Energy - 13.42%
Chesapeake Energy Corp.
7.250%, due 12/15/2018	4,500,000	3,915,000	0.97%
Chesapeake Energy
6.500% to 9.500%, due 2/15/2015 to 11/15/2020		4,877,000	1.21%
Dynegy Holdings, Inc.
8.375%, due 05/01/2016	4,000,000	3,390,000	0.84%
Dynegy Holdings, Inc.
6.875%, due 04/01/2011	3,500,000	3,368,750	0.83%
Dynegy Holdings
7.500% to 8.750%, due 2/15/2012 to 6/1/2019		2,183,925	0.54%
PetroHawk Energy Corp.
7.875%, due 06/01/2015 (b)	4,000,000	3,700,000	0.92%
PetroHawk Energy
10.500%, due 08/01/2014	1,600,000	1,636,000	0.41%
OTHER SECURITIES		31,114,050	7.70%
		54,184,725
Financial - 15.14%
Aflac, Inc.
8.500%, due 05/15/2019	2,500,000	2,671,335	0.66%
Bank of America
8.125%, due 12/29/2049 (a)	1,500,000	1,252,785	0.31%
Duke Realty
3.750% to 6.250%, due 12/1/2011 to 2/15/2017 (b)		3,101,974	0.77%
Ford Motor Credit Company LLC
12.000%, due 05/15/2015	3,000,000	2,805,471	0.69%
Ford Motor Credit Company LLC
7.875%, due 06/15/2010	5,000,000	4,749,325	1.18%

22

The accompanying notes are an integral part of the financial statements.

Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financial (continued)
Ford Motor
7.250% to 9.750%, due 9/15/2010 to 10/25/2011		$5,264,639	1.31%
GMAC LLC
7.750%, due 01/19/2010 (b)	4,210,000	4,104,750	1.02%
Goldman Sachs
7.500% to 12.500%, due 4/1/2010 to 2/15/2019		3,658,336	0.90%
JPMorgan Chase & Company, Series 1
7.90%%, due 12/31/2049 (a) (c)	7,250,000	6,344,475	1.57%
Liberty Mutual Group, Inc.
10.750%, due 06/15/2058 (a) (b)	5,000,000	3,600,000	0.89%
Wells Fargo Capital XV
9.750%, due 12/29/2049 (a)	4,800,000	4,644,000	1.15%
Wells Fargo
7.700%, due 12/29/2049 (a)	900,000	747,000	0.19%
OTHER SECURITIES		18,213,477	4.50%
		61,157,567
Industrial - 3.27%
Allied Waste North America, Inc., Series B
7.375%, due 04/15/2014	4,000,000	4,080,000	1.01%
Allied Waste North America
7.125%, due 05/15/2016	1,000,000	1,005,000	0.25%
OTHER SECURITIES		8,132,876	2.01%
		13,217,876
Technology - 1.12%
First Data
9.875%, due 09/24/2015	2,500,000	1,775,000	0.44%
OTHER SECURITIES		2,750,900	0.68%
		4,525,900
Utilities - 5.04%
Energy Future Holdings Corp., PIK
11.250%, due 11/01/2017	4,346,000	2,651,060	0.66%
Sempra Energy
8.900%, due 11/15/2013	1,000,000	1,117,434	0.28%
Texas Competitive Electric Holdings Company LLC, Series A
10.250%, due 11/01/2015	7,500,000	4,668,750	1.16%
Texas Competitive Electric Holdings
10.250% to 10.500%, due 11/1/2015 to 11/1/2016		1,283,000	0.32%
OTHER SECURITIES		10,632,904	2.62%
		20,353,148

TOTAL CORPORATE BONDS (Cost $279,378,706)		$250,324,385
CONVERTIBLE BONDS - 1.31%
Financial - 0.85%
Goldman Sachs
9.000%, due 08/18/2009	35,000	1,331,985	0.33%
OTHER SECURITIES		2,115,240	0.52%
		3,447,225
Technology - 0.46%		1,845,000	0.46%

TOTAL CONVERTIBLE BONDS (Cost $7,977,830)		$5,292,225
COMMON STOCKS - 26.68%
Basic Materials - 1.22%
Newmont Mining Corp.	110,000	4,495,700	1.11%
OTHER SECURITIES		422,730	0.11%
		4,918,430
Communications - 0.82%
AT&T, Inc.	125,000	3,105,000	0.77%
OTHER SECURITIES		215,539	0.05%
		3,320,539
Consumer, Non-cyclical - 2.25%
Merck & Company, Inc. (i)	180,000	5,032,800	1.25%
OTHER SECURITIES		4,067,116	1.00%
		9,099,916
Energy - 3.91%
Canadian Oil Sands Trust	200,000	4,778,403	1.18%
ConocoPhillips Company	100,000	4,206,000	1.04%
Duke Energy Corp.	300,000	4,377,000	1.08%
OTHER SECURITIES		2,453,400	0.61%
		15,814,803
Financial - 4.80%
Bank of America Corp.	400,000	5,280,000	1.31%
Capital One Financial Corp.	132,000	2,888,160	0.72%
Duke Realty Corp., REIT	150,000	1,315,500	0.33%
JPMorgan Chase & Company	75,000	2,558,250	0.63%
Wells Fargo & Company	174,800	4,240,648	1.05%
OTHER SECURITIES		3,087,032	0.76%
		19,369,590
Technology - 1.08%		4,365,300	1.08%
Utilities - 12.60%
American Electric Power Company, Inc.	120,100	3,469,689	0.86%
Consolidated Edison, Inc.	80,000	2,993,600	0.74%
Dominion Resources, Inc.	100,000	3,342,000	0.83%
FPL Group, Inc.	50,000	2,843,000	0.70%
PG&E Corp. (i)	150,000	5,766,000	1.43%
Progress Energy, Inc.	100,000	3,783,000	0.94%
Public Service Enterprise Group, Inc.	150,000	4,894,500	1.21%
Sempra Energy	60,800	3,017,504	0.75%
Southern Company	140,000	4,362,400	1.08%
Xcel Energy, Inc.	190,000	3,497,900	0.87%
OTHER SECURITIES		12,909,050	3.19%
		50,878,643

TOTAL COMMON STOCKS (Cost $146,399,895)		$107,767,221
PREFERRED STOCKS - 3.79%
Consumer, Cyclical - 0.05%		192,950	0.05%
Energy - 0.72%		2,891,818	0.72%
Financial - 3.02%
Bank of America Corp., Series L, 7.25%	4,000	3,344,120	0.83%

23

The accompanying notes are an integral part of the financial statements.

Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED STOCKS (continued)
Financial (continued)
Wells Fargo & Company, Series L, 7.50%	4,100	$3,218,377	0.80%
OTHER SECURITIES		5,648,251	1.39%
		12,210,748
TOTAL PREFERRED STOCKS (Cost $28,017,603)		$15,295,516
TERM LOANS - 3.92%
Communications - 0.96%
Clear Channel Communications, Term Loan B
3.958%, due 11/13/2015 (a)	5,500,000	3,272,500	0.81%
OTHER SECURITIES		614,189	0.15%
		3,886,689
Consumer, Cyclical - 0.57%		2,300,096	0.57%
Consumer, Non-cyclical - 0.56%		2,257,366	0.56%
Technology - 1.31%
First Data
3.065%, due 09/24/2014 (a)		2,948,225	0.73%
OTHER SECURITIES		2,330,300	0.58%
		5,278,525
Utilities - 0.52%
Texas Competitive Electric Holdings
3.821%, due 10/10/2014 (a)	2,964,950	2,113,638	0.52%

TOTAL TERM LOANS (Cost $23,708,385)		$15,836,314
SHORT TERM INVESTMENTS - 3.14%
John Hancock Collateral Investment Trust, 0.3952% (e) (f)	1,266,988	12,683,560	3.14%

TOTAL SHORT TERM INVESTMENTS (Cost $12,679,211)		$12,683,560
Total Investments (Income Trust) (Cost $500,448,889) - 101.41%		$409,594,943	101.41%
Other Assets and Liabilities, Net - (1.41%)		(5,685,496)	(1.41%)
TOTAL NET ASSETS - 100.00%		$403,909,447	100.00%

Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 25.31%
U.S. Treasury Bonds - 23.87%
5.375%, due 02/15/2031	3,000,000	$3,443,436	0.87%
7.500%, due 11/15/2016	6,975,000	8,896,940	2.25%
7.875%, due 02/15/2021	19,256,000	26,143,024	6.63%
8.125%, due 08/15/2019 ***	8,000,000	10,968,752	2.78%
8.125%, due 08/15/2021	8,477,000	11,763,160	2.98%
8.750%, due 05/15/2017	3,000,000	4,108,125	1.04%
8.750%, due 08/15/2020	20,150,000	28,864,879	7.32%
		94,188,316
U.S. Treasury Notes - 1.44%
3.125%, due 08/31/2013	5,475,000	5,672,188	1.44%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,689,886)		$99,860,504
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.92%
Federal Home Loan Mortgage Corp. - 1.43%
5.000%, due 12/01/2034	4,477,869	4,570,574	1.16%
4.000% to 7.500%, due 6/1/2010 to 8/1/2034		1,043,627	0.27%
		5,614,201
Federal National Mortgage Association - 1.93%
4.918%, due 02/01/2013	1,644,601	1,742,280	0.44%
5.629%, due 12/01/2011	1,299,404	1,385,026	0.35%
4.654% to 7.000%, due 10/1/2011 to 2/1/2036		4,487,281	1.14%
		7,614,587
Government National Mortgage Association - 0.43%		1,694,258	0.43%
Housing & Urban Development - 0.13%		522,010	0.13%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,251,493)		$15,445,056
FOREIGN GOVERNMENT OBLIGATIONS - 1.06%
Brazil - 1.06%
Federative Republic of Brazil
5.875%, due 01/15/2019	1,725,000	1,744,838	0.44%
10.000%, due 01/01/2017	5,500,000	2,446,156	0.62%
		4,190,994

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,786,414)		$4,190,994
CORPORATE BONDS - 49.04%
Basic Materials - 1.58%		6,230,571	1.58%
Communications - 8.30%
Comcast Corp.
6.550%, due 07/01/2039	1,750,000	1,747,009	0.44%
Time Warner Cable, Inc.
5.850%, due 05/01/2017	1,895,000	1,892,349	0.48%
Verizon Wireless Capital LLC
5.550%, due 02/01/2014 (b)	1,295,000	1,374,808	0.35%
OTHER SECURITIES		27,737,078	7.03%
		32,751,244
Consumer, Cyclical - 1.92%		7,596,187	1.92%
Consumer, Non-cyclical - 7.13%
Cargill, Inc.
5.600%, due 09/15/2012 (b)	1,285,000	1,337,168	0.34%
Erac USA Finance Company
8.000%, due 01/15/2011 (b)	1,816,000	1,806,731	0.46%
Philip Morris International, Inc.
5.650%, due 05/16/2018	1,800,000	1,886,747	0.48%
OTHER SECURITIES		23,088,940	5.85%
		28,119,586

24

The accompanying notes are an integral part of the financial statements.

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy - 3.15%
NGPL PipeCo LLC
6.514%, due 12/15/2012 (b)	1,850,000	$1,939,152	0.49%
OTHER SECURITIES		10,491,755	2.66%
		12,430,907
Financial - 19.46%
Bank of America Corp.
5.420%, due 03/15/2017	1,700,000	1,411,751	0.36%
Bank of America Corp.
4.375%, due 12/01/2010	1,514,000	1,517,882	0.38%
Bank of America
5.750%, due 12/01/2017	200,000	178,086	0.05%
Bear Stearns
5.350% to 6.950%, due 2/1/2012 to 10/2/2017		1,191,719	0.30%
Citigroup, Inc.
5.500%, due 08/27/2012	1,525,000	1,477,763	0.37%
Citigroup
6.500% to 8.300%, due 8/19/2013 to 12/21/2057 (a)		1,578,610	0.40%
First Union National Bank
7.800%, due 08/18/2010	1,500,000	1,561,080	0.40%
General Electric Capital Corp.
6.750%, due 03/15/2032	1,641,000	1,473,136	0.37%
General Electric
4.800% to 6.125%, due 2/22/2011 to 5/13/2014		1,977,138	0.51%
Goldman Sachs Group, Inc.
6.750%, due 10/01/2037	2,030,000	1,804,658	0.46%
Goldman Sachs
5.450% to 7.500%, due 1/15/2011 to 2/15/2019		3,618,853	0.92%
JPMorgan Chase
5.375% to 6.000%, due 10/1/2012 to 1/15/2018		2,212,255	0.56%
Merrill Lynch & Company, Inc.
6.400%, due 08/28/2017	1,800,000	1,593,468	0.40%
Morgan Stanley
5.550% to 6.750%, due 4/15/2011 to 4/1/2018		4,078,695	1.03%
NBD Bancorp
8.250%, due 11/01/2024	1,730,000	1,676,775	0.43%
Realty Income Corp.
6.750%, due 08/15/2019	1,515,000	1,364,865	0.35%
Sun Canada Financial Company
7.250%, due 12/15/2015 (b)	1,471,000	1,452,034	0.37%
Wells Fargo & Company
4.950%, due 10/16/2013	2,410,000	2,400,117	0.61%
OTHER SECURITIES		44,219,012	11.19%
		76,787,897
Industrial - 0.96%
General Electric
5.250%, due 12/06/2017	1,125,000	1,104,801	0.28%
OTHER SECURITIES		2,683,497	0.68%
		3,788,298
Technology - 0.71%		2,786,531	0.71%
Utilities - 5.83%
Carolina Power & Light Company
6.500%, due 07/15/2012	1,254,000	1,365,896	0.35%
Duke Energy Corp.
5.650%, due 06/15/2013	1,300,000	1,362,587	0.34%
NSTAR
8.000%, due 02/15/2010	1,730,000	1,791,090	0.45%
Union Electric Company
6.400%, due 06/15/2017	1,930,000	1,981,668	0.50%
OTHER SECURITIES		16,504,417	4.19%
		23,005,658

TOTAL CORPORATE BONDS (Cost $201,415,792)		$193,496,879
CONVERTIBLE BONDS - 0.00%
Consumer, Non-cyclical - 0.00%		16,187	0.00%

TOTAL CONVERTIBLE BONDS (Cost $15,463)		$16,187
MUNICIPAL BONDS - 1.11%
Florida - 0.25%		998,063	0.25%
Illinois - 0.25%		966,952	0.25%
Indiana - 0.03%		122,515	0.03%
Maryland - 0.07%		276,762	0.07%
New Jersey - 0.29%		1,149,785	0.29%
New York - 0.22%		860,630	0.22%

TOTAL MUNICIPAL BONDS (Cost $4,196,109)		$4,374,707
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.50%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4
5.929%, due 05/10/2045 (a)	2,500,000	2,084,914	0.53%
Banc of America Commercial Mortgage, Inc., Series 2002-PB2 Class A4
6.186%, due 06/11/2035	2,594,203	2,658,340	0.67%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12, Class A4
4.680%, due 08/13/2039 (a)	2,594,203	2,390,471	0.61%
Bear Stearns
4.871% to 5.742%, due 9/11/2042 to 6/11/2050 (a)		2,959,791	0.75%
Citigroup
5.322%, due 12/11/2049	1,425,000	1,051,461	0.27%
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
5.961%, due 06/10/2046 (a)	2,000,000	1,692,888	0.43%
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%, due 09/15/2039	2,500,000	1,749,338	0.44%
General Electric
5.743%, due 05/12/2035 (a) (b)	570,725	473,155	0.12%
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%, due 04/10/2038 (a)	2,500,000	2,058,910	0.52%

25

The accompanying notes are an integral part of the financial statements.

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
6.065%, due 04/15/2045 (a)	2,150,000	$1,824,847	0.46%
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4
6.080%, due 06/15/2038 (a)	1,700,000	1,423,358	0.36%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.840%, due 05/12/2039 (a)	2,000,000	1,628,316	0.41%
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447%, due 02/12/2044 (a)	2,095,000	1,600,704	0.41%
Morgan Stanley
5.980% to 6.458%, due 6/15/2011 to 1/11/2043 (a)		1,231,207	0.32%
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2
4.493%, due 02/11/2036	2,594,203	2,447,629	0.62%
OTHER SECURITIES		6,252,240	1.58%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,559,664)		$33,527,569
ASSET BACKED SECURITIES - 0.73%

TOTAL ASSET BACKED SECURITIES (Cost $3,013,073)		$2,866,759
PREFERRED STOCKS - 0.01%
Financial - 0.01%
Citigroup Capital IX, 6.00%	2,000	27,120	0.00%
OTHER SECURITIES		29,050	0.01%
		56,170

TOTAL PREFERRED STOCKS (Cost $51,882)		$56,170
REPURCHASE AGREEMENTS - 8.01%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.090% to be repurchased at $31,600,079 on 07/01/2009, collateralized by $38,725,583 Federal National Mortgage Association, 6.00% due 02/01/2023 (valued at $32,232,000, including interest)	31,600,000	31,600,000	8.01%

TOTAL REPURCHASE AGREEMENTS (Cost $31,600,000)		$31,600,000
Total Investments (Investment Quality Bond Trust) (Cost $391,579,776) - 97.69%		$385,434,825	97.69%
Other Assets and Liabilities, Net - 2.31%		9,116,350	2.31%
TOTAL NET ASSETS - 100.00%		$394,551,175	100.00%

Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 12.53%
U.S. Treasury Bills - 12.53%
0.390%, due 02/11/2010	45,765,000	$45,653,448	0.85%
0.490%, due 10/22/2009	75,000,000	74,884,646	1.40%
0.510%, due 12/17/2009	80,000,000	79,808,467	1.49%
0.580%, due 11/19/2009	75,000,000	74,829,625	1.40%
0.640%, due 10/22/2009	100,000,000	99,799,111	1.87%
0.910%, due 10/22/2009	70,000,000	69,800,053	1.31%
1.070%, due 07/02/2009	100,000,000	99,997,028	1.87%
1.080%, due 07/30/2009	50,000,000	49,956,500	0.94%
1.110%, due 07/30/2009	75,000,000	74,932,938	1.40%
		669,661,816

TOTAL U.S. TREASURY OBLIGATIONS (Cost $669,661,816)		$669,661,816
U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.26%
Federal Home Loan Bank - 19.28%
0.440%, due 10/02/2009	63,530,000	63,457,788	1.19%
0.500%, due 11/20/2009	80,000,000	80,000,000	1.50%
0.500%, due 06/15/2010	50,000,000	50,000,000	0.93%
0.530%, due 07/28/2009	56,460,000	56,437,557	1.05%
0.540%, due 07/28/2009	40,000,000	39,983,800	0.75%
0.570%, due 08/01/2009	130,000,000	129,999,987	2.43%
0.650%, due 08/04/2009	150,000,000	150,000,000	2.81%
0.700%, due 05/13/2010	80,000,000	80,001,280	1.50%
0.800%, due 04/30/2010	125,000,000	125,000,000	2.34%
0.810%, due 08/04/2009	80,000,000	80,000,000	1.50%
1.022%, due 07/27/2009	150,000,000	150,000,000	2.81%
0.440%, due 09/16/2009	25,000,000	24,976,472	0.47%
		1,029,856,884
Federal Home Loan Mortgage Corp. - 7.49%
0.500%, due 08/11/2009	50,000,000	49,971,528	0.94%
0.702%, due 09/09/2009	200,000,000	200,046,000	3.74%
1.268%, due 07/01/2009	150,000,000	150,092,850	2.81%
		400,110,378
Federal National Mortgage Association - 9.49%
0.590%, due 09/01/2009	100,000,000	99,898,389	1.87%
0.650%, due 09/01/2009	96,790,000	96,681,649	1.81%
0.800%, due 08/11/2009	150,000,000	150,000,000	2.81%
1.100%, due 07/20/2009	100,000,000	99,941,945	1.87%
0.500%, due 7/16/2009 to 7/27/2009		60,646,148	1.13%
		507,168,131

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,937,135,393)		$1,937,135,393
COMMERCIAL PAPER - 51.28%
Financial - 50.34%
Abbey National North America LLC
0.390%, due 10/08/2009	48,215,000	48,163,289	0.90%
American Honda Finance
0.500% to 0.640%, due 8/10/2009 to 8/18/2009		56,568,691	1.06%
ANZ National (Int’l), Ltd.
0.520%, due 09/14/2009	50,000,000	49,945,833	0.93%
Bank of America Corp.
1.339%, due 07/30/2009	75,000,000	75,000,000	1.40%
Bank of Nova Scotia
0.570%, due 07/06/2009	50,000,000	49,996,042	0.94%
Bank of Nova Scotia
0.940%, due 10/02/2009	20,000,000	19,951,433	0.37%

26

The accompanying notes are an integral part of the financial statements.

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMERCIAL PAPER (continued)
Financial (continued)
Barclays Bank PLC
1.270%, due 11/16/2009	75,000,000	$75,057,852	1.41%
Barclays Bank PLC
1.230%, due 08/27/2009	100,000,000	100,000,000	1.87%
BNP Paribas Financial, Inc.
0.680%, due 07/08/2009	50,000,000	49,993,389	0.94%
BNP Paribas Financial, Inc.
1.080%, due 07/13/2009	50,000,000	49,982,000	0.94%
BNP Paribas
1.070%, due 09/15/2009	30,000,000	29,932,233	0.56%
CAFCO LLC
0.400%, due 09/23/2009	50,000,000	49,953,333	0.94%
CAFCO LLC
0.400%, due 10/01/2009	100,000,000	99,897,778	1.87%
CAFCO
0.400% to 0.850%, due 8/5/2009 to 9/11/2009		68,889,059	1.29%
Citigroup Funding, Inc.
0.760%, due 07/30/2009	75,000,000	75,000,000	1.40%
Citigroup Funding, Inc.
1.369%, due 07/30/2009	130,420,000	130,872,906	2.45%
General Electric Capital Corp.
0.838%, due 09/14/2009	100,000,000	100,000,000	1.87%
General Electric
0.240% to 1.563%, due 8/31/2009 to 9/9/2009		95,340,275	1.78%
GOVCO LLC
0.720%, due 10/27/2009	50,000,000	49,882,000	0.93%
GOVCO LLC
0.330%, due 08/21/2009	50,000,000	49,976,625	0.94%
GOVCO
0.350% to 0.870%, due 7/20/2009 to 9/23/2009		126,044,983	2.36%
ING US Funding LLC
0.570%, due 07/15/2009	50,000,000	49,988,917	0.94%
ING US Funding LLC
0.720%, due 07/08/2009	50,000,000	49,993,000	0.94%
ING US Funding LLC
0.670%, due 07/20/2009	44,385,000	44,369,305	0.83%
ING US Funding
0.650% to 0.670%, due 7/16/2009 to 7/23/2009		52,049,046	0.97%
JPMorgan Chase Company
0.854%, due 09/28/2009 (a)	64,000,000	64,182,976	1.20%
Morgan Stanley
0.829%, due 09/13/2009	75,000,000	75,000,000	1.40%
Park Avenue Receivables Corp.
0.450%, due 07/02/2009	50,000,000	49,999,375	0.94%
Rabobank USA Financial Company
0.610%, due 07/09/2009	100,000,000	99,986,444	1.87%
Rabobank
0.620%, due 07/02/2009	43,550,000	43,549,250	0.82%
Royal Bank of Canada
1.000%, due 06/23/2011	100,000,000	100,000,000	1.87%
Societe Generale
0.480% to 0.920%, due 7/31/2009 to 10/9/2009		94,378,277	1.77%
UBS Finance Delaware LLC
0.695% to 1.320%, due 08/27/2009	60,395,000	60,300,832	1.13%
UBS Finance Delaware LLC
1.050% to 1.080%, due 07/29/2009	54,850,000	54,804,039	1.03%
UBS Finance Delaware LLC
1.200%, due 07/09/2009	75,000,000	74,980,000	1.40%
UBS
1.205% to 1.215%, due 7/2/2009 to 7/6/2009		64,993,766	1.22%
Westpac Banking Corp.
0.780%, due 07/13/2009	43,850,000	43,838,599	0.82%
Westpac Banking
0.520% to 0.720%, due 7/6/2009 to 9/28/2009		111,814,625	2.09%
OTHER SECURITIES		104,179,793	1.95%
		2,688,855,965
Government - 0.94%
Government of Canada
0.210%, due 07/08/2009	50,000,000	49,997,958	0.94%

TOTAL COMMERCIAL PAPER (Cost $2,738,853,923)		$2,738,853,923
REPURCHASE AGREEMENTS - 0.01%

TOTAL REPURCHASE AGREEMENTS (Cost $374,000)		$374,000
Total Investments (Money Market Trust) (Cost $5,346,025,132) - 100.08%		$5,346,025,132	100.08%
Other Assets and Liabilities, Net - (0.08%)		(4,190,151)	(0.08%)
TOTAL NET ASSETS - 100.00%		$5,341,834,981	100.00%

Money Market Trust B
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 18.00%
U.S. Treasury Bills - 18.00%
0.390%, due 02/11/2010	19,825,000	$19,776,677	2.16%
0.490%, due 10/22/2009	20,000,000	19,969,239	2.19%
0.510%, due 12/17/2009	20,000,000	19,952,117	2.18%
0.580%, due 11/19/2009	15,000,000	14,965,925	1.64%
0.640%, due 10/22/2009	20,000,000	19,959,822	2.18%
0.910%, due 10/22/2009	20,000,000	19,942,872	2.18%
1.070%, due 07/02/2009	20,000,000	19,999,405	2.19%
1.080%, due 07/30/2009	15,000,000	14,986,950	1.64%
1.110%, due 07/30/2009	15,000,000	14,986,587	1.64%
		164,539,594

TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,539,594)		$164,539,594
U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.28%
Federal Home Loan Bank - 24.79%
0.500%, due 11/20/2009	20,000,000	20,000,000	2.19%
0.500%, due 06/15/2010	10,000,000	10,000,000	1.09%
0.530%, due 07/28/2009	34,570,000	34,556,258	3.78%
0.570%, due 08/01/2009	20,000,000	19,999,998	2.19%
0.650%, due 08/04/2009	30,000,000	30,000,000	3.28%
0.700%, due 05/13/2010	20,000,000	20,000,320	2.19%
0.800%, due 04/30/2010	25,000,000	25,000,000	2.74%
0.810%, due 08/04/2009	27,000,000	27,000,000	2.95%
1.022%, due 07/27/2009	40,000,000	40,000,000	4.38%
		226,556,576

27

The accompanying notes are an integral part of the financial statements.

Money Market Trust B (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 2.21%
0.350%, due 07/24/2009	163,000	$162,964	0.02%
1.267%, due 07/01/2009	20,000,000	20,012,380	2.19%
		20,175,344
Federal National Mortgage Association - 6.28%
0.550%, due 08/17/2009	27,464,000	27,444,279	3.00%
0.800%, due 08/11/2009	30,000,000	30,000,000	3.28%
		57,444,279

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $304,176,199)		$304,176,199
COMMERCIAL PAPER - 48.86%
Financial - 48.86%
American Honda Finance Corp.
0.400%, due 08/19/2009	10,000,000	9,994,556	1.09%
Bank of America Corp.
1.339%, due 07/30/2009	15,000,000	15,000,000	1.64%
Bank of Nova Scotia
0.590%, due 07/01/2009	25,000,000	25,000,000	2.74%
Barclays Bank PLC
1.270%, due 11/16/2009	20,000,000	20,012,903	2.19%
Barclays Bank PLC
1.230%, due 08/27/2009	25,000,000	25,000,000	2.74%
CAFCO LLC
0.380%, due 09/14/2009	20,000,000	19,984,167	2.19%
CAFCO LLC
0.400%, due 09/11/2009	25,000,000	24,980,000	2.73%
Government of Canada
0.210%, due 07/08/2009	10,000,000	9,999,592	1.09%
Citibank NA
0.500%, due 09/04/2009	10,000,000	10,000,000	1.09%
Citigroup Funding, Inc.
0.760%, due 07/30/2009	15,000,000	15,000,000	1.64%
Citigroup Funding, Inc.
1.369%, due 07/30/2009	28,800,000	28,910,970	3.16%
General Electric Capital Corp.
0.886%, due 09/08/2009	5,000,000	5,024,840	0.55%
General Electric Capital Corp.
1.562%, due 09/09/2009	10,000,000	10,241,470	1.12%
GOVCO LLC
0.380%, due 09/01/2009	30,000,000	29,980,367	3.28%
GOVCO LLC
0.700%, due 07/20/2009	15,000,000	14,994,458	1.64%
JPMorgan Chase & Company
0.854%, due 09/28/2009 (a)	11,000,000	11,031,449	1.21%
National Australia Funding
0.340%, due 08/26/2009	15,000,000	14,992,067	1.64%
Royal Bank of Canada
1.000%, due 06/23/2011	25,000,000	25,000,000	2.74%
Societe Generale North America
0.350%, due 10/01/2009	19,000,000	18,983,005	2.08%
Societe Generale North America
1.000%, due 09/10/2009	24,850,000	24,800,990	2.71%
Toronto Dominion Holdings USA, Inc.
0.350%, due 07/01/2009	16,613,000	16,613,000	1.82%
UBS Finance Delaware LLC
1.200%, due 07/09/2009	45,000,000	44,988,000	4.92%
Westpac Banking Corp.
0.320%, due 09/03/2009	26,099,000	26,084,153	2.85%
		446,615,987

TOTAL COMMERCIAL PAPER (Cost $446,615,987)		$446,615,987
Total Investments (Money Market Trust B) (Cost $915,331,780) - 100.14%		$915,331,780	100.14%
Other Assets and Liabilities, Net - (0.14%)		(1,288,862)	(0.14%)
TOTAL NET ASSETS - 100.00%		$914,042,918	100.00%

Real Return Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 96.57%
Treasury Inflation Protected Securities (d) - 96.45%
1.625%, due 01/15/2015	43,103,462	$42,901,393	3.79%
1.875%, due 07/15/2013	86,799,311	89,023,543	7.86%
1.875%, due 07/15/2015	104,325,651	105,466,765	9.31%
2.000%, due 01/15/2014	77,517,263	79,285,587	7.00%
2.000%, due 07/15/2014	35,179,387	36,003,922	3.18%
2.000%, due 01/15/2016	26,320,105	26,714,907	2.36%
2.000%, due 01/15/2026	58,871,092	57,638,449	5.09%
2.125%, due 01/15/2019	20,756,208	21,437,261	1.89%
2.375%, due 04/15/2011	27,715,392	28,538,207	2.52%
2.375%, due 01/15/2017	30,767,721	32,104,209	2.83%
2.375%, due 01/15/2025	110,477,390	113,549,987	10.03%
2.500%, due 07/15/2016	23,438,982	24,603,618	2.17%
2.625%, due 07/15/2017	90,163,083	96,080,035	8.48%
3.000%, due 07/15/2012	28,061,715	29,727,879	2.63%
3.375%, due 01/15/2012	7,325,002	7,785,100	0.69%
3.375%, due 04/15/2032	12,733,250	15,980,229	1.41%
3.500%, due 01/15/2011	100,980,298	105,366,680	9.30%
3.625%, due 04/15/2028	69,700,080	84,816,285	7.49%
3.875%, due 04/15/2029	73,318,390	93,022,707	8.21%
2.000% to 2.500%, due 4/15/2012 to 1/15/2029		2,369,776	0.21%
		1,092,416,539
U.S. Treasury Notes - 0.12%
0.875%, due 04/30/2011 ***	1,335,000	1,331,088	0.12%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,058,918,617)		$1,093,747,627
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.22%
Federal Home Loan Mortgage Corp. - 10.07%
5.500%, due 12/01/2038	91,400,147	94,481,328	8.34%
0.888% to 6.701%, due 2/1/2011 to 1/1/2038 (a)		19,576,119	1.73%
		114,057,447
Federal National Mortgage Association - 2.16%
2.638% to 6.500%, due 2/1/2029 to 10/1/2044 (a)		24,467,873	2.16%
Government National Mortgage Association - 0.99%		11,262,461	0.99%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $147,603,778)		$149,787,781

28

The accompanying notes are an integral part of the financial statements.

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 2.50%
Japan - 2.50%
Government of Japan
1.100%, due 12/10/2016	1,073,210,000	$9,835,855	0.87%
1.200%, due 06/10/2017	1,011,000,000	9,186,998	0.81%
0.800% to 1.400%, due 12/10/2015 to 6/10/2018		9,296,385	0.82%
		28,319,238

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $26,889,298)		$28,319,238
CORPORATE BONDS - 16.74%
Basic Materials - 0.77%		8,745,096	0.77%
Communications - 1.04%		11,780,407	1.04%
Consumer, Cyclical - 1.36%		15,367,302	1.36%
Consumer, Non-cyclical - 0.42%		4,795,546	0.42%
Energy - 0.19%		2,153,689	0.19%
Financial - 12.07%
American Express
5.500% to 7.000%, due 4/16/2013 to 3/19/2018		4,739,110	0.41%
Citigroup
0.631% to 8.300%, due 12/28/2009 to 12/21/2057 (a)		9,729,553	0.86%
Countrywide Financial Corp, Series MTN
1.426%, due 05/07/2012 (a)	6,405,000	5,825,046	0.51%
Hartford Financial Services Group, Inc., MTN
6.000%, due 01/15/2019	15,500,000	11,875,821	1.05%
Metropolitan Life Global Funding I
2.550%, due 06/10/2011 (a) (b)	10,100,000	10,081,901	0.89%
National Australia Bank, Ltd.
1.424%, due 02/08/2010 (a) (b)	9,300,000	9,298,270	0.82%
National Australia Bank
5.350%, due 06/12/2013 (b)	2,100,000	2,163,013	0.19%
Rockies Express Pipeline LLC
4.500%, due 08/20/2009 (a) (b)	5,900,000	5,900,560	0.52%
OTHER SECURITIES		77,096,139	6.82%
		136,709,413
Industrial - 0.26%		2,891,467	0.26%
Technology - 0.36%		4,087,316	0.36%
Utilities - 0.27%		3,034,841	0.27%

TOTAL CORPORATE BONDS (Cost $206,414,661)		$189,565,077
MUNICIPAL BONDS - 0.60%
California - 0.10%		1,120,539	0.10%
Rhode Island - 0.04%		445,776	0.04%
Texas - 0.39%		4,441,484	0.39%
West Virginia - 0.07%		732,826	0.07%

TOTAL MUNICIPAL BONDS (Cost $7,422,607)		$6,740,625
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.77%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 21A1
4.828%, due 01/25/2035 (a)	6,620,307	$5,572,271	0.49%
Bear Stearns
0.474% to 6.440%, due 6/16/2030 to 12/26/2046 (a)		15,154,994	1.34%
Citigroup
2.850% to 5.888%, due 8/25/2035 to 12/10/2049 (a)		3,174,865	0.29%
Federal Home Loan Mortgage Corp., Series 2007-3335, Class AF
0.469%, due 10/15/2020 (a)	7,144,542	7,122,178	0.63%
Federal Home Loan Mortgage Corp., Series 2007-3335, Class BF
0.469%, due 07/15/2019 (a)	6,972,564	6,953,767	0.61%
Federal Home Loan Mortgage Corp., Series 2007-3346, Class FA
0.549%, due 02/15/2019 (a)	15,033,316	14,747,429	1.30%
Federal National Mortgage Association
0.374% to 5.950%, due 8/25/2034 to 2/25/2044 (a)		6,557,711	0.57%
JPMorgan Chase
5.336%, due 05/15/2047	340,000	260,642	0.02%
OTHER SECURITIES		73,755,516	6.52%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,283,657)		$133,299,373
ASSET BACKED SECURITIES - 3.40%
American Express Credit Account Master Trust, Series 2008-3, Class A
1.269%, due 08/15/2012 (a)	7,900,000	7,918,352	0.70%
Bear Stearns
0.364% to 1.314%, due 10/25/2032 to 8/25/2037 (a)		3,540,956	0.31%
Citigroup
0.389% to 0.394%, due 8/15/2021 to 1/25/2037 (a) (b)		1,002,162	0.09%
OTHER SECURITIES		26,055,960	2.30%

TOTAL ASSET BACKED SECURITIES (Cost $45,286,785)		$38,517,430
SUPRANATIONAL OBLIGATIONS - 0.11%
Government - 0.11%		1,202,467	0.11%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,199,230)		$1,202,467
DEFAULTED BONDS BEYOND MATURITY DATES - 0.07%
Financial - 0.07%		752,250	0.07%

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $5,100,087)		$752,250
PREFERRED STOCKS - 0.11%
Financial - 0.11%		1,300,982	0.11%

TOTAL PREFERRED STOCKS (Cost $1,600,000)		$1,300,982

29

The accompanying notes are an integral part of the financial statements.

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS - 0.77%
Basic Materials - 0.07%		$814,269	0.07%
Consumer, Non-cyclical - 0.31%		3,553,290	0.31%
Financial - 0.39%		4,357,396	0.39%

TOTAL TERM LOANS (Cost $9,371,163)		$8,724,955
SHORT TERM INVESTMENTS - 0.02%
U.S. Treasury Bills
zero coupon, due 07/02/2009 ***	190,000	190,000	0.02%

TOTAL SHORT TERM INVESTMENTS (Cost $190,000)		$190,000
REPURCHASE AGREEMENTS - 5.07%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.090% to be repurchased at $56,200,140 on 07/01/2009, collateralized by $52,708,000 Federal National Mortgage Association, 4.625% due 10/15/2014 (valued at $57,791,160, including interest)	56,200,000	56,200,000	4.96%
OTHER SECURITIES		1,291,000	0.11%

TOTAL REPURCHASE AGREEMENTS (Cost $57,491,000)		$57,491,000
Total Investments (Real Return Bond Trust) (Cost $1,730,770,883) - 150.95%		$1,709,638,805	150.95%
Other Assets and Liabilities, Net - (50.95%)		(577,032,951)	(50.95%)
TOTAL NET ASSETS - 100.00%		$1,132,605,854	100.00%

Schedule of Securities Sold Short
	Shares or Principal Amount	Value
FEDERAL HOME LOAN MORTGAGE CORP. - 91.85%
Federal Home Loan Mortgage Corp.
5.500% TBA *** (a)	96,900,000	$100,016,691
5.500% TBA **	96,900,000	99,996,255

TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (Proceeds $198,478,629)		$200,012,946
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.15%
Federal National Mortgage Association
6.500% TBA **	1,300,000	1,384,159
6.500% TBA **	1,300,000	1,383,891
6.500% TBA **	3,400,000	3,604,000
6.000% TBA **	2,100,000	2,223,047
6.000% TBA **	4,800,000	5,016,000
5.500% TBA **	4,000,000	4,128,125

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $17,655,148)		$17,739,222
Total Securities Sold Short (Real Return Bond Trust) (Proceeds $216,133,777)		$217,752,168

Short-Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.93%
Federal Home Loan Mortgage Corp. - 1.24%
5.044% to 8.500%, due 12/1/2009 to 11/1/2033 (a)		$1,135,699	1.24%
Federal National Mortgage Association - 5.35%
6.500%, due 04/01/2017	758,325	815,161	0.89%
6.500%, due 08/01/2017	1,012,453	1,082,613	1.18%
7.000%, due 07/01/2034	896,077	976,759	1.06%
3.750% to 8.000%, due 8/1/2009 to 3/1/2035 (a)		2,043,791	2.22%
		4,918,324
Government National Mortgage Association - 0.34%		315,404	0.34%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,317,779)		$6,369,427
CORPORATE BONDS - 34.97%
Basic Materials - 0.54%		493,645	0.54%
Communications - 3.29%
Time Warner, Inc.
1.150%, due 11/13/2009 (a)	1,000,000	997,614	1.08%
Walt Disney Company, MTN
0.750%, due 09/10/2009 (a)	1,000,000	1,000,431	1.09%
OTHER SECURITIES		1,028,229	1.12%
		3,026,274
Consumer, Cyclical - 2.17%
CVS Caremark Corp.
0.968%, due 06/01/2010 (a)	1,000,000	992,909	1.08%
Home Depot, Inc.
0.749%, due 12/16/2009 (a)	1,000,000	996,950	1.09%
		1,989,859
Consumer, Non-cyclical - 2.83%
UnitedHealth Group, Inc.
0.789%, due 06/21/2010 (a)	2,000,000	1,981,124	2.15%
OTHER SECURITIES		624,359	0.68%
		2,605,483
Energy - 2.07%
ONEOK Partners LP
5.900%, due 04/01/2012	900,000	923,354	1.00%
OTHER SECURITIES		983,574	1.07%
		1,906,928
Financial - 21.96%
Bear Stearns
1.269%, due 01/31/2011 (a)	500,000	494,416	0.54%
Citigroup, Inc.
5.500%, due 04/11/2013	1,120,000	1,049,714	1.14%
CNA Financial Corp.
6.000%, due 08/15/2011	1,500,000	1,427,388	1.55%
Credit Suisse First Boston USA, Inc.
0.865%, due 11/20/2009 (a)	700,000	699,232	0.76%
The Goldman Sachs Group, Inc.
4.750%, due 07/15/2013	1,000,000	1,001,334	1.09%
Goldman Sachs
5.793%, due 12/29/2049 (a)	500,000	304,725	0.33%
ING Security Life Institutional Funding
4.250%, due 01/15/2010 (b)	895,000	874,775	0.95%

30

The accompanying notes are an integral part of the financial statements.

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financial (continued)
Janus Capital Group, Inc.
6.125%, due 09/15/2011	1,000,000	$944,750	1.03%
Lehman Brothers
5.750%, due 04/25/2011 ˆ	1,000,000	147,500	0.16%
Merrill Lynch & Company, Inc., MTN
0.409%, due 08/14/2009 (a)	857,000	854,657	0.93%
PNC Funding Corp.
4.500%, due 03/10/2010	1,000,000	1,006,764	1.10%
Rockies Express Pipeline LLC
4.500%, due 08/20/2009 (a) (b)	1,500,000	1,500,143	1.63%
Vita Capital III, Ltd., Series B-I
2.308%, due 01/01/2011 (a) (b)	850,000	776,815	0.84%
W.R. Berkley Corp.
5.125%, due 09/30/2010	1,300,000	1,256,876	1.37%
Westfield Capital Corp., Ltd.
4.375%, due 11/15/2010 (b)	1,000,000	978,770	1.06%
Westfield Group
5.400%, due 10/01/2012 (b)	2,000,000	1,919,206	2.09%
Xstrata Finance Dubai, Ltd.
1.270%, due 11/13/2009 (a) (b)	1,500,000	1,481,173	1.61%
OTHER SECURITIES		3,475,153	3.78%
		20,193,391
Industrial - 0.48%		441,911	0.48%
Utilities - 1.63%
Dominion Resources, Inc.
4.750%, due 12/15/2010	1,000,000	1,027,763	1.12%
OTHER SECURITIES		471,234	0.51%
		1,498,997

TOTAL CORPORATE BONDS (Cost $34,795,393)		$32,156,488
COLLATERALIZED MORTGAGE OBLIGATIONS - 40.90%
Banc of America Funding Corp., Series 2005-H, Class 1A1
5.335%, due 11/20/2035 (a)	1,757,183	993,464	1.08%
Bank of America
0.579% to 0.784%, due 3/15/2022 to 7/10/2042 (a) (b) (d)		1,136,492	1.24%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1
5.761%, due 10/25/2036 (a)	4,184,863	2,430,944	2.64%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR10, Class X2
0.162%, due 12/11/2040 (d)	354,129,217	979,203	1.06%
Bear Stearns Commercial Mortgage Securities, Series 2006-PWR12, Class A1
5.546%, due 09/11/2038	1,101,305	1,119,061	1.22%
Bear Stearns
0.759%, due 03/15/2019 (b)	1,000,000	491,945	0.53%
Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class AJFX
5.478%, due 02/05/2019 (b)	2,700,000	2,184,393	2.38%
Commercial Mortgage Pass Through Certificates, Series 2006-FL12, Class B
0.489%, due 12/15/2020 (a) (b)	1,698,288	729,062	0.79%
Commercial Mortgage
0.519% to 1.025%, due 11/15/2017 to 5/10/2043 (a) (b) (d)		1,064,278	1.16%
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class SVA2
0.589%, due 10/15/2021 (a) (b)	2,000,000	969,894	1.05%
Credit Suisse
0.549%, due 04/15/2021 (a) (b)	675,000	449,126	0.49%
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate, Series 2006-HC1A, Class A2
0.579%, due 05/15/2023 (a) (b)	1,000,000	678,265	0.74%
Crown Castle Towers LLC, Series 2006-1A, Class C
5.470%, due 11/15/2036 (b)	1,500,000	1,470,000	1.60%
Federal Home Loan Mortgage
8.500%, due 01/15/2016	69,656	70,093	0.08%
Federal National Mortgage Association
8.000%, due 09/25/2016	152,654	166,768	0.18%
First Horizon Alternative Mortgage Securities, Series 2004-AA2, Class 2A1
4.681%, due 08/25/2034 (a)	1,451,028	1,015,734	1.10%
GE Capital Commercial Mortgage Corp, Series 2002-2A, Class A2
4.970%, due 08/11/2036	781,957	788,537	0.86%
Global Tower Partners Acquisition Partners LLC, Series 2007-1A, Class AFX
5.393%, due 05/15/2037 (b)	2,000,000	1,900,000	2.07%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class X2
0.694%, due 05/12/2045 (d)	97,358,891	1,512,548	1.64%
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.950%, due 05/15/2025	1,213,474	1,233,207	1.34%
Lehman XS Trust, Series 2007-10H, Class 2A2
7.500%, due 07/25/2037	1,755,614	1,126,306	1.22%
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCP
0.663%, due 09/15/2039 (d)	78,233,553	1,542,077	1.68%
Lehman Brothers
0.489%, due 10/15/2017 (a) (b)	465,889	443,672	0.48%
Lehman Brothers
0.361%, due 09/15/2040 (d)	33,468,804	313,680	0.34%
Morgan Stanley Capital I, Series 2005-HQ5, Class A2
4.809%, due 01/14/2042	816,766	824,463	0.90%
Merrill Lynch
0.964% to 5.528%, due 6/25/2028 to 5/12/2039 (a)		956,326	1.04%
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A
4.882%, due 08/13/2042	1,000,000	974,635	1.06%
Morgan Stanley
0.359% to 0.715%, due 8/13/2042 to 12/20/2049 (a) (b) (d)		526,481	0.57%
Multi Security Asset Trust, Series 2005-RR4A, Class A1
4.380%, due 11/28/2035 (b)	1,466,402	1,099,801	1.20%

31

The accompanying notes are an integral part of the financial statements.

Short-Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A2
4.467%, due 03/18/2036	1,225,062	$1,213,537	1.32%
SBA CMBS Trust, Series 2006-1A, Class A
5.314%, due 11/15/2036 (b)	2,000,000	1,870,000	2.03%
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1
5.340%, due 10/25/2036 (a)	2,632,577	1,587,258	1.73%
Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6
5.250%, due 02/25/2018	1,016,942	1,012,119	1.10%
OTHER SECURITIES		2,733,846	2.98%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,518,022)		$37,607,215
ASSET BACKED SECURITIES - 6.97%
American Express Issuance Trust, Series 2008-1, Class A
1.269%, due 12/15/2010 (a)	1,000,000	1,003,373	1.09%
Anthracite
0.677% to 5.488%, due 5/24/2017 to 12/24/2037 (a) (b)		1,329,802	1.44%
Crest, Ltd., Series 2002-IGA, Class A
1.523%, due 07/28/2017 (a) (b)	1,392,190	877,080	0.95%
Crest
1.614% to 7.750%, due 8/31/2036 to 5/28/2038 (a) (b)		448,000	0.49%
OTHER SECURITIES		2,745,706	3.00%

TOTAL ASSET BACKED SECURITIES (Cost $20,309,769)		$6,403,961
REPURCHASE AGREEMENTS - 9.71%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $8,929,002 on 07/01/2009, collateralized by $9,085,000 Federal Home Loan Bank, 5.648% due 11/27/2037 (valued at $9,107,713, including interest)	8,929,000	8,929,000	9.71%

TOTAL REPURCHASE AGREEMENTS (Cost $8,929,000)		$8,929,000
Total Investments (Short-Term Bond Trust) (Cost $123,869,963) - 99.48%		$91,466,091	99.48%
Other Assets and Liabilities, Net - 0.52%		481,266	0.52%
TOTAL NET ASSETS - 100.00%		$91,947,357	100.00%

Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 19.89%
Treasury Inflation Protected Securities (d) - 2.47%
2.375%, due 04/15/2011	338,386	$348,432	2.47%
U.S. Treasury Notes - 17.42%
0.875%, due 01/31/2011	350,000	350,193	2.48%
1.125%, due 01/15/2012	400,000	397,438	2.81%
1.375%, due 04/15/2012	225,000	224,174	1.59%
1.500%, due 12/31/2013	845,000	813,906	5.75%
1.750%, due 03/31/2014	700,000	677,031	4.79%
		2,462,742

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,856,715)		$2,811,174
U.S. GOVERNMENT AGENCY OBLIGATIONS - 76.46%
Federal Agricultural Mortgage Corp. - 10.69%
5.500%, due 07/15/2011	1,415,000	1,509,479	10.69%
Federal Farm Credit Bank - 13.32%
2.125%, due 06/18/2012	900,000	902,877	6.39%
3.875%, due 10/07/2013	930,000	978,821	6.93%
		1,881,698
Federal Home Loan Bank - 11.34%
1.625%, due 07/27/2011	950,000	955,227	6.76%
3.625%, due 12/17/2010	160,000	166,332	1.18%
3.625%, due 10/18/2013	465,000	480,789	3.40%
		1,602,348
Federal Home Loan Mortgage Corp. - 19.38%
1.625%, due 04/26/2011	1,365,000	1,375,392	9.73%
2.250%, due 02/02/2012	850,000	853,601	6.04%
4.500%, due 07/01/2024	500,000	510,645	3.61%
		2,739,638
Federal National Mortgage Association - 14.61%
1.875%, due 04/20/2012	580,000	582,357	4.13%
2.500%, due 05/15/2014	245,000	240,477	1.70%
2.680%, due 12/23/2011	500,000	504,575	3.57%
3.765%, due 07/01/2039 (a)	200,000	202,625	1.43%
4.253%, due 05/01/2034 (a)	296,474	304,899	2.16%
4.908%, due 12/01/2038 (a)	161,034	167,098	1.18%
4.997%, due 04/01/2048 (a)	60,336	62,601	0.44%
		2,064,632
Tennessee Valley Authority - 7.12%
5.625%, due 01/18/2011	940,000	1,005,970	7.12%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,766,332)		$10,803,765
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.70%
Federal Home Loan Mortgage Corp., REMICS, Series 2009-3545, Class PA
4.000%, due 06/15/2039	375,000	380,859	2.70%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $380,859)		$380,859
Total Investments (Short Term Government Income Trust) (Cost $14,003,906) - 99.05%		$13,995,798	99.05%
Other Assets and Liabilities, Net - 0.95%		134,586	0.95%
TOTAL NET ASSETS - 100.00%		$14,130,384	100.00%

32

The accompanying notes are an integral part of the financial statements.

Spectrum Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 15.39%
Basic Materials - 0.97%		$11,396,488	0.97%
Communications - 1.70%
AT&T, Inc.	158,365	3,933,787	0.33%
Time Warner, Inc.	104,566	2,634,017	0.22%
OTHER SECURITIES		13,505,427	1.15%
		20,073,231
Consumer, Cyclical - 1.43%
Home Depot, Inc.	126,800	2,996,284	0.26%
OTHER SECURITIES		13,843,253	1.17%
		16,839,537
Consumer, Non-cyclical - 2.01%
Hershey Company	87,800	3,160,800	0.27%
Wyeth	67,000	3,041,130	0.26%
OTHER SECURITIES		17,435,057	1.48%
		23,636,987
Energy - 2.58%
Chevron Corp.	78,000	5,167,500	0.44%
Exxon Mobil Corp.	78,000	5,452,980	0.46%
Murphy Oil Corp.	48,800	2,650,816	0.22%
Royal Dutch Shell PLC, ADR	74,800	3,754,212	0.32%
OTHER SECURITIES		13,374,683	1.14%
		30,400,191
Financial - 3.22%
American Express Company	126,400	2,937,536	0.25%
Bank of America Corp.	382,386	5,047,495	0.43%
Bank of New York Mellon Corp.	91,100	2,670,141	0.23%
Federal National Mortgage Association	44,683	25,916	0.00%
JPMorgan Chase & Company	197,400	6,733,314	0.57%
The Goldman Sachs Group, Inc.	18,400	2,712,896	0.23%
U.S. Bancorp	149,600	2,680,832	0.23%
Wells Fargo & Company	130,100	3,156,226	0.27%
OTHER SECURITIES		11,967,846	1.01%
		37,932,202
Industrial - 1.88%
3M Company	48,800	2,932,880	0.25%
General Electric Company	344,700	4,039,884	0.34%
OTHER SECURITIES		15,206,408	1.29%
		22,179,172
Technology - 0.79%
Microsoft Corp.	120,300	2,859,531	0.24%
OTHER SECURITIES		6,437,648	0.55%
		9,297,179
Utilities - 0.81%		9,535,285	0.81%

TOTAL COMMON STOCKS (Cost $220,447,773)		$181,290,272
PREFERRED STOCKS - 0.21%
Communications - 0.21%		2,443,668	0.21%
Financial - 0.00%
Federal Home Loan Mortgage Corp., Series Z *	8,000	9,760	0.00%
Federal National Mortgage Association, Series S *	6,575	8,810	0.00%
		18,570

TOTAL PREFERRED STOCKS (Cost $3,159,100)		$2,462,238
TERM LOANS - 1.83%
Basic Materials - 0.04%		430,936	0.04%
Communications - 0.48%		5,625,059	0.48%
Consumer, Cyclical - 0.45%		5,253,030	0.45%
Consumer, Non-cyclical - 0.32%		3,749,178	0.32%
Energy - 0.05%		653,551	0.05%
Financial - 0.16%		1,851,745	0.16%
Industrial - 0.11%		1,298,517	0.11%
Technology - 0.19%		2,263,076	0.19%
Utilities - 0.03%		386,675	0.03%

TOTAL TERM LOANS (Cost $20,946,725)		$21,511,767
U.S. TREASURY OBLIGATIONS - 2.45%
Treasury Inflation Protected Securities (d) - 0.25%
1.375% to 2.000%, due 7/15/2014 to 7/15/2018		2,910,007	0.25%
U.S. Treasury Bonds - 0.78%
1.750% to 7.875%, due 4/30/2016 to 2/15/2039		9,209,874	0.78%
U.S. Treasury Notes - 1.41%
2.250%, due 05/31/2014	8,460,000	8,347,641	0.71%
0.875% to 4.500%, due 9/30/2010 to 2/15/2019		8,202,727	0.70%
		16,550,368
U.S. Treasury Strips - 0.01%
zero coupon, due 05/15/2021	220,000	130,813	0.01%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,577,475)		$28,801,062
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.22%
Federal Home Loan Bank - 0.05%		562,883	0.05%
Federal Home Loan Mortgage Corp. - 2.50%
4.125%, due 10/18/2010	2,400,000	2,509,637	0.21%
4.397% to 10.500%, due 6/15/2011 to 8/1/2038 (a)		26,894,046	2.29%
		29,403,683
Federal National Mortgage Association - 8.11%
4.500%, due 06/01/2039	5,584,000	5,579,637	0.47%
5.000%, due 05/01/2023	3,266,754	3,387,087	0.29%
5.000%, due 02/01/2036	6,814,673	6,960,549	0.59%
5.500%, due 12/01/2035	2,475,514	2,572,310	0.22%
5.500%, due 09/01/2037	5,652,026	5,844,769	0.50%
3.297% to 7.000%, due 5/15/2011 to 9/1/2038 (a)		71,243,229	6.04%
		95,587,581

33

The accompanying notes are an integral part of the financial statements.

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association - 10.56%
4.500%, due 05/20/2039	4,925,018	$4,911,359	0.42%
5.000%, due 07/20/2033	2,758,212	2,821,133	0.24%
5.000%, due 12/15/2033	2,688,530	2,757,003	0.24%
5.000%, due 05/20/2039	2,962,778	3,018,793	0.26%
5.500%, due 07/15/2033	4,355,932	4,538,167	0.39%
6.000%, due 11/20/2033	2,371,034	2,492,364	0.21%
6.000%, due 09/20/2034	3,410,620	3,574,490	0.30%
4.000% to 12.750%, due 8/15/2009 to 6/20/2039		97,008,690	8.21%
OTHER SECURITIES		3,321,096	0.29%
		124,443,095

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $241,883,324)		$249,997,242
FOREIGN GOVERNMENT OBLIGATIONS - 12.35%
Argentina - 0.03%		341,138	0.03%
Austria - 0.01%		78,217	0.01%
Belgium - 0.17%		2,028,457	0.17%
Brazil - 1.02%
Federative Republic of Brazil
10.000%, due 01/01/2014	7,247,000	3,422,788	0.29%
5.875% to 11.000%, due 1/1/2012 to 8/17/2040		8,640,318	0.73%
		12,063,106
Canada - 0.18%		2,086,406	0.18%
Colombia - 0.03%		357,459	0.03%
Denmark - 0.05%		586,061	0.05%
El Salvador - 0.04%		495,000	0.04%
France - 1.10%
Government of France
4.250%, due 10/25/2017	2,890,000	4,250,532	0.36%
3.750% to 5.750%, due 4/25/2010 to 10/25/2032		7,514,663	0.64%
OTHER SECURITIES		1,140,147	0.10%
		12,905,342
Gabon - 0.04%		522,435	0.04%
Germany - 1.22%
Federal Republic of Germany
3.500%, due 07/04/2019	2,000,000	2,832,998	0.24%
4.000%, due 01/04/2037	2,292,000	3,092,826	0.26%
5.000%, due 01/04/2012	2,514,000	3,808,869	0.32%
3.500% to 5.250%, due 1/4/2011 to 7/4/2028		4,640,978	0.40%
		14,375,671
Ghana - 0.06%		755,250	0.06%
Greece - 0.36%		4,256,054	0.36%
Grenada - 0.02%		170,400	0.02%
Hungary - 0.01%		136,848	0.01%
Indonesia - 0.29%		3,361,613	0.29%
Iraq - 0.19%		2,281,427	0.19%
Ireland - 0.01%		130,989	0.01%
Italy - 0.86%
Republic of Italy
4.250%, due 08/01/2014	2,084,000	3,062,961	0.26%
OTHER SECURITIES		7,078,390	0.60%
		10,141,351
Jamaica - 0.07%		760,450	0.07%
Japan - 3.37%
Government of Japan
1.300%, due 12/20/2013	587,450,000	6,273,010	0.53%
1.300%, due 03/20/2015	336,000,000	3,578,994	0.30%
1.400%, due 03/20/2018	688,750,000	7,271,272	0.62%
1.500%, due 06/20/2012	503,650,000	5,391,285	0.46%
1.000% to 3.750%, due 3/21/2011 to 12/20/2033		17,220,918	1.46%
		39,735,479
Malaysia - 0.05%		631,986	0.05%
Mexico - 1.05%
Government of Mexico
8.000%, due 12/19/2013	100,015,000	7,823,785	0.66%
5.625% to 10.000%, due 12/17/2015 to 11/20/2036		4,588,408	0.39%
		12,412,193
Netherlands - 0.13%		1,500,833	0.13%
Peru - 0.07%		848,086	0.07%
Poland - 0.17%		1,951,382	0.17%
Portugal - 0.02%		170,338	0.02%
Russia - 0.33%
Government of Russia
7.500%, due 03/31/2030	3,938,880	3,877,827	0.33%
Serbia - 0.15%		1,814,800	0.15%
South Africa - 0.09%		1,027,584	0.09%
South Korea - 0.01%		149,606	0.01%
Spain - 0.17%		1,948,960	0.17%
Sweden - 0.08%		937,826	0.08%
Turkey - 0.25%		2,917,676	0.25%
Ukraine - 0.06%		717,000	0.06%
United Kingdom - 0.48%
Government of United Kingdom
4.250%, due 06/07/2032	2,265,000	3,675,698	0.31%
OTHER SECURITIES		2,021,136	0.17%
		5,696,834
Venezuela - 0.08%		955,195	0.08%
Vietnam - 0.03%		299,269	0.03%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $139,694,195)		$145,426,548

34

The accompanying notes are an integral part of the financial statements.

Spectrum Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 34.15%
Basic Materials - 2.06%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/2017	2,760,000	$2,780,700	0.24%
OTHER SECURITIES		21,480,562	1.82%
		24,261,262
Communications - 6.49%		76,416,330	6.49%
Consumer, Cyclical - 2.93%		34,569,465	2.93%
Consumer, Non-cyclical - 3.82%		44,994,618	3.82%
Diversified - 0.02%		193,125	0.02%
Energy - 4.21%		49,603,683	4.21%
Financial - 8.80%
JPMorgan Chase
0.854% to 6.450%, due 12/26/2012 to 5/15/2038 (a)		5,559,354	0.47%
OTHER SECURITIES		98,064,499	8.33%
		103,623,853
Government - 0.03%		340,098	0.03%
Industrial - 2.50%		29,424,051	2.50%
Technology - 0.79%		9,352,519	0.79%
Utilities - 2.50%		29,470,057	2.50%

TOTAL CORPORATE BONDS (Cost $407,665,862)		$402,249,061
CONVERTIBLE BONDS - 0.37%
Basic Materials - 0.02%		215,654	0.02%
Communications - 0.12%		1,434,450	0.12%
Consumer, Cyclical - 0.14%		1,632,359	0.14%
Energy - 0.01%		143,750	0.01%
Financial - 0.04%		482,191	0.04%
Industrial - 0.01%		73,223	0.01%
Technology - 0.03%		369,000	0.03%

TOTAL CONVERTIBLE BONDS (Cost $3,767,184)		$4,350,627
MUNICIPAL BONDS - 0.32%
Connecticut - 0.01%		130,276	0.01%
District of Columbia - 0.00%		33,260	0.00%
Florida - 0.03%		361,752	0.03%
Georgia - 0.05%		587,232	0.05%
Illinois - 0.02%		275,213	0.02%
Kansas - 0.01%		101,026	0.01%
Maryland - 0.02%		215,595	0.02%
New York - 0.07%		779,036	0.07%
North Carolina - 0.04%		431,561	0.04%
Oregon - 0.00%		57,682	0.00%
Pennsylvania - 0.02%		289,619	0.02%
Utah - 0.03%		293,506	0.03%
West Virginia - 0.02%		203,917	0.02%

TOTAL MUNICIPAL BONDS (Cost $3,888,971)		$3,759,675
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.16%
Federal Home Loan Mortgage
3.320% to 6.500%, due 12/15/2011 to 8/15/2030 (d) (j)		5,171,793	0.46%
Federal National Mortgage Association
4.000% to 6.500%, due 11/25/2013 to 2/1/2032 (d)		1,467,344	0.12%
Government National Mortgage Association
2.822% to 6.500%, due 12/16/2019 to 10/20/2031 (a) (j)		3,328,743	0.28%
JPMorgan Chase
5.336% to 5.814%, due 6/12/2043 to 5/15/2047 (a)		1,678,670	0.14%
OTHER SECURITIES		25,627,384	2.16%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,288,627)		$37,273,934
ASSET BACKED SECURITIES - 2.09%

TOTAL ASSET BACKED SECURITIES (Cost $24,589,970)		$24,579,878
SUPRANATIONAL OBLIGATIONS - 0.31%
Government - 0.31%		3,682,551	0.31%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,838,667)		$3,682,551
SHORT TERM INVESTMENTS - 6.15%
T. Rowe Price Reserve Investment Fund, 0.3922%	64,514,647	64,508,647	5.48%
John Hancock Collateral Investment Trust, 0.3952% (e) (f)	788,101	7,889,521	0.67%

TOTAL SHORT TERM INVESTMENTS (Cost $72,394,736)		$72,398,168
REPURCHASE AGREEMENTS - 0.30%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $3,589,001 on 07/01/2009, collateralized by $3,475,000 Federal Home Loan Bank, 1.625% due 07/27/2011 (valued at $3,492,375, including interest) and $175,000 Federal National Mortgage Association, 1.875% due 04/20/2012 (valued at $176,094, including interest).	3,589,000	3,589,000	0.30%

TOTAL REPURCHASE AGREEMENTS (Cost $3,589,000)		$3,589,000
Total Investments (Spectrum Income Trust) (Cost $1,210,731,609) - 100.30%		$1,181,372,023	100.30%
Other Assets and Liabilities, Net - (0.30%)		(3,516,122)	(0.30%)
TOTAL NET ASSETS - 100.00%		$1,177,855,901	100.00%

35

The accompanying notes are an integral part of the financial statements.

Strategic Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 10.46%
Treasury Inflation Protected Securities (d) - 4.09%
2.375%, due 01/15/2025	10,180,530	$10,463,671	1.57%
2.500%, due 01/15/2029	13,407,120	14,245,065	2.14%
2.625% to 3.875%, due 7/15/2017 to 4/15/2029		2,512,285	0.38%
		27,221,021
U.S. Treasury Bonds - 0.33%
3.500% to 4.500%, due 5/15/2038 to 2/15/2039		2,235,264	0.33%
U.S. Treasury Notes - 5.89%
2.625%, due 06/30/2014	30,190,000	30,284,495	4.55%
3.250%, due 06/30/2016	3,790,000	3,801,844	0.57%
2.250% to 3.125%, due 5/31/2014 to 5/15/2019		5,109,117	0.77%
		39,195,456
U.S. Treasury Strips - 0.15%
zero coupon, due 05/15/2018	1,360,000	983,911	0.15%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,686,784)		$69,635,652
U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.99%
Federal Home Loan Bank - 10.43%
4.500%, due 10/09/2009	39,300,000	39,755,173	5.97%
5.000%, due 09/18/2009	28,100,000	28,377,122	4.26%
1.625%, due 07/27/2011	1,320,000	1,327,263	0.20%
		69,459,558
Federal Home Loan Mortgage Corp. - 4.35%
5.500%, due 11/01/2037	7,309,190	7,563,583	1.14%
5.500%, due 01/01/2038	11,281,954	11,665,804	1.75%
0.926% to 5.500%, due 5/4/2011 to 11/1/2035 (a)		9,700,758	1.46%
		28,930,145
Federal National Mortgage Association - 18.97%
5.000%, due 06/01/2035	4,189,523	4,281,169	0.64%
5.000% TBA **	60,800,000	61,892,503	9.30%
5.500%, due 02/01/2035	11,901,410	12,348,178	1.85%
5.500%, due 04/01/2036	4,036,132	4,157,374	0.62%
5.500%, due 11/01/2036	3,747,750	3,880,239	0.58%
5.500%, due 05/01/2038	7,188,383	7,431,272	1.12%
5.500% TBA **	12,140,000	12,528,859	1.88%
6.000% TBA **	5,200,000	5,434,000	0.82%
6.250%, due 02/01/2011	3,160,000	3,323,656	0.50%
2.500% to 10.400%, due 8/1/2012 to 10/1/2037		11,066,280	1.66%
		126,343,530
Government National Mortgage Association - 2.58%
6.000% TBA **	9,900,000	10,314,563	1.55%
5.000% to 7.500%, due 4/15/2022 to 4/15/2035		6,884,616	1.03%
		17,199,179
The Financing Corp. - 0.66%		4,381,043	0.66%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $244,819,779)		$246,313,455
FOREIGN GOVERNMENT OBLIGATIONS - 3.29%
Brazil - 1.81%
Federative Republic of Brazil
10.000%, due 07/01/2010	18,700,000	10,060,170	1.51%
6.000% to 10.000%, due 1/1/2010 to 5/15/2015		1,994,326	0.30%
		12,054,496
Indonesia - 0.26%		1,760,821	0.26%
Italy - 0.28%		1,873,534	0.28%
Russia - 0.15%		1,003,717	0.15%
Turkey - 0.79%
Republic of Turkey
6.875%, due 03/17/2036	5,731,000	5,243,865	0.79%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $21,758,020)		$21,936,433
CORPORATE BONDS - 44.13%
Basic Materials - 2.55%
Ryerson, Inc.
12.000%, due 11/01/2015	4,235,000	3,451,525	0.52%
OTHER SECURITIES		13,552,544	2.03%
		17,004,069
Communications - 5.18%
News America, Inc.
5.300%, due 12/15/2014	5,010,000	5,045,816	0.76%
Sprint Capital Corp.
8.375%, due 03/15/2012	2,920,000	2,876,200	0.43%
OTHER SECURITIES		26,538,628	3.99%
		34,460,644
Consumer, Cyclical - 2.63%		17,534,797	2.63%
Consumer, Non-cyclical - 4.25%
HCA, Inc., PIK
9.625%, due 11/15/2016	4,210,000	4,167,900	0.63%
HCA
6.375% to 9.250%, due 11/15/2014 to 11/15/2095		3,355,721	0.50%
Rental Service Corp.
9.500%, due 12/01/2014	3,565,000	2,860,912	0.43%
Tenet Healthcare Corp.
6.875%, due 11/15/2031	6,200,000	3,720,000	0.56%
OTHER SECURITIES		14,176,087	2.13%
		28,280,620
Diversified - 0.20%		1,320,375	0.20%
Energy - 6.65%
El Paso Corp.
7.750%, due 01/15/2032	9,555,000	7,777,971	1.17%
El Paso
7.000% to 8.375%, due 6/15/2012 to 6/15/2032		6,443,748	0.97%
Pemex Project Funding Master Trust
6.625%, due 06/15/2035	9,623,000	8,703,349	1.31%
OTHER SECURITIES		21,374,717	3.20%
		44,299,785

36

The accompanying notes are an integral part of the financial statements.

Strategic Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financial - 15.89%
Bear Stearns Companies, Inc.
7.250%, due 02/01/2018	3,860,000	$4,068,398	0.61%
Citigroup, Inc.
5.875%, due 05/29/2037	12,160,000	9,501,556	1.43%
Citigroup
2.125% to 6.875%, due 7/12/2012 to 3/5/2038		4,632,894	0.70%
CDX North America High Yield, Series 8-T1
7.625%, due 06/29/2012 (b)	12,393,000	10,781,910	1.62%
Ford Motor Credit Company LLC
12.000%, due 05/15/2015	16,410,000	15,345,926	2.30%
Ford Motor
3.889% to 9.875%, due 10/28/2009 to 10/1/2013 (a)		5,320,268	0.79%
General Electric Capital Corp.
2.125%, due 12/21/2012	4,930,000	4,896,077	0.74%
GMAC LLC
8.000%, due 11/01/2031 (b)	13,140,000	9,198,000	1.38%
GMAC
2.200% to 8.000%, due 4/1/2011 to 12/31/2018 (b)		3,873,598	0.58%
Goldman Sachs
4.500%, due 06/15/2010	1,090,000	1,116,935	0.17%
JPMorgan Chase
2.125% to 6.625%, due 3/15/2012 to 12/26/2012		3,210,538	0.48%
Morgan Stanley
4.750%, due 04/01/2014	3,110,000	2,937,675	0.44%
Morgan Stanley
1.557% to 1.950%, due 6/20/2012 to 10/18/2016 (a)		3,042,282	0.45%
Wachovia Corp.
5.250%, due 08/01/2014	3,280,000	3,209,716	0.48%
OTHER SECURITIES		24,704,803	3.72%
		105,840,576
Industrial - 2.50%
Eastman Kodak Company
3.375%, due 10/15/2033	4,260,000	3,429,300	0.51%
Tyco International, Ltd.
6.875%, due 01/15/2021	5,130,000	4,851,000	0.73%
OTHER SECURITIES		8,351,914	1.26%
		16,632,214
Technology - 0.14%		926,131	0.14%
Utilities - 4.14%
AES Corp.
8.000%, due 10/15/2017	3,505,000	3,259,650	0.49%
AES Corp.
7.750%, due 03/01/2014	4,966,000	4,705,285	0.71%
AES
7.750% to 9.375%, due 9/15/2010 to 10/15/2015		1,361,800	0.21%
Energy Future Holdings Corp., PIK
11.250%, due 11/01/2017	5,628,600	3,433,446	0.52%
TXU Corp., Series R
6.550%, due 11/15/2034	6,710,000	3,225,893	0.48%
OTHER SECURITIES		11,571,342	1.73%
		27,557,416

TOTAL CORPORATE BONDS (Cost $366,141,673)		$293,856,627
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.96%
Bear Stearns
5.203% to 5.771%, due 11/25/2034 to 2/25/2036 (a)		1,406,537	0.21%
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB15, Class A4
5.814%, due 06/12/2043 (a)	3,580,000	2,815,754	0.42%
JPMorgan Chase
4.957% to 4.959%, due 7/25/2034 to 8/25/2035 (a)		1,110,181	0.17%
Morgan Stanley
0.634% to 5.274%, due 10/25/2034 to 6/25/2036 (a)		3,031,159	0.46%
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 1A3
5.841%, due 08/25/2046 (a)	16,200,000	8,503,698	1.28%
Washington Mutual
0.544% to 0.714%, due 4/25/2045 to 12/25/2045 (a)		2,517,490	0.37%
OTHER SECURITIES		26,947,671	4.05%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,180,748)		$46,332,490
ASSET BACKED SECURITIES - 2.75%
Bear Stearns
6.000% to 6.500%, due 10/25/2036		2,842,893	0.43%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A1
1.814%, due 10/25/2037 (a)	4,675,796	2,934,548	0.44%
Morgan Stanley
0.464%, due 03/25/2036 (a)	1,522,886	276,167	0.04%
Structured Asset Securities Corp., Series 2007-TC1, Class A
0.614%, due 04/25/2031 (a) (b)	5,160,020	2,881,395	0.43%
OTHER SECURITIES		9,369,609	1.41%

TOTAL ASSET BACKED SECURITIES (Cost $36,582,082)		$18,304,612
SUPRANATIONAL OBLIGATIONS - 0.34%
Financial - 0.34%		2,287,424	0.34%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,320,037)		$2,287,424
COMMON STOCKS - 0.00%
Consumer, Cyclical - 0.00%		516	0.00%

TOTAL COMMON STOCKS (Cost $307,781)		$516
PREFERRED STOCKS - 0.43%
Consumer, Cyclical - 0.05%		307,017	0.05%
Financial - 0.38%
Federal Home Loan Mortgage Corp., Series V *	178,375	164,105	0.02%
Federal Home Loan Mortgage Corp., Series Z *	83,825	102,267	0.02%

37

The accompanying notes are an integral part of the financial statements.

Strategic Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED STOCKS (continued)
Financial (continued)
Federal National Mortgage Association, Series S *	57,200	$76,648	0.01%
OTHER SECURITIES		2,204,839	0.33%
		2,547,859

TOTAL PREFERRED STOCKS (Cost $11,562,224)		$2,854,876
TERM LOANS - 2.04%
Consumer, Cyclical - 0.38%		2,561,274	0.38%
Consumer, Non-cyclical - 0.48%		3,187,580	0.48%
Energy - 0.27%		1,787,186	0.27%
Industrial - 0.19%		1,242,531	0.19%
Technology - 0.20%		1,366,019	0.20%
Utilities - 0.52%
Calpine Corp.,Tranche B
4.095%, due 03/29/2014 (a)	3,940,000	3,479,241	0.52%

TOTAL TERM LOANS (Cost $14,213,340)		$13,623,831
WARRANTS - 0.00%
Consumer, Cyclical - 0.00%		0	0.00%

TOTAL WARRANTS (Cost $0)		$0
SHORT TERM INVESTMENTS - 0.07%
Federal National Mortgage Association Discount Notes
zero coupon, due 08/03/2009	10,000,000	9,998,716	1.50%
U.S. Treasury Bills
zero coupon, due 10/29/2009 ***	5,300,000	5,296,856	0.80%
John Hancock Collateral Investment Trust, 0.3952% (e) (f)	44,281	443,286	0.07%

TOTAL SHORT TERM INVESTMENTS (Cost $15,738,402)		$15,738,858
REPURCHASE AGREEMENTS - 2.54%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2009 at 0.030% to be repurchased at $16,600,014 on 07/01/2009, collateralized by $16,855,000 Federal National Mortgage Association, 2.75% due 03/13/2014 (valued at $16,939,275, including interest)	16,600,000	16,600,000	2.49%
OTHER SECURITIES		319,000	0.05%

TOTAL REPURCHASE AGREEMENTS (Cost $16,919,000)		$16,919,000
Total Investments (Strategic Bond Trust) (Cost $872,229,870) - 112.30%		$747,803,774	112.30%
Other Assets and Liabilities, Net - (12.30%)		(81,900,119)	(12.30%)
TOTAL NET ASSETS - 100.00%		$665,903,655	100.00%

Strategic Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 2.73%
U.S. Treasury Bonds - 0.75%
8.125% to 9.250%, due 2/15/2016 to 8/15/2019		$4,746,360	0.75%
U.S. Treasury Notes - 1.98%
4.750%, due 05/15/2014	4,610,000	5,082,525	0.81%
4.875%, due 08/15/2016	5,535,000	6,119,202	0.98%
4.250%, due 08/15/2015	1,135,000	1,216,667	0.19%
		12,418,394

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,986,919)		$17,164,754
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.09%
Federal Home Loan Mortgage Corp. - 1.00%
4.500%, due 04/01/2039	6,096,577	6,076,096	0.97%
4.500%, due 04/01/2039	160,296	159,758	0.03%
		6,235,854
Federal National Mortgage Association - 8.09%
4.000%, due 07/01/2024	24,845,000	24,887,713	3.97%
5.000%, due 01/01/2023	6,206,302	6,436,856	1.03%
5.000%, due 02/01/2038	7,449,239	7,594,732	1.21%
5.375%, due 06/12/2017	8,000,000	8,925,624	1.42%
5.000% to 6.000%, due 8/1/2022 to 6/1/2023		2,940,594	0.46%
		50,785,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,170,845)		$57,021,373
FOREIGN GOVERNMENT OBLIGATIONS - 17.77%
Canada - 4.74%
Province of Ontario, GMTN
4.400%, due 03/08/2016	5,630,000	5,061,942	0.81%
4.500%, due 03/08/2015	4,024,000	3,668,494	0.58%
4.750%, due 06/02/2013	6,039,000	5,565,495	0.89%
6.250%, due 06/16/2015	12,802,000	8,086,228	1.29%
6.375%, due 10/12/2010	6,870,000	4,558,674	0.72%
OTHER SECURITIES		2,804,091	0.45%
		29,744,924
Colombia - 0.02%		127,050	0.02%
France - 2.56%
Government of France
4.250%, due 04/25/2019	4,152,000	6,066,702	0.97%
4.750%, due 10/25/2012	5,659,000	8,591,366	1.37%
2.500%, due 01/12/2014	1,000,000	1,395,891	0.22%
		16,053,959
Germany - 7.48%
Federal Republic of Germany
3.750%, due 01/04/2019	13,614,000	19,739,522	3.14%
4.000%, due 09/10/2010	4,095,000	5,947,971	0.95%
4.250%, due 07/04/2018	9,268,000	13,979,457	2.23%
5.000%, due 07/04/2012	2,876,000	4,389,437	0.70%
3.500%, due 04/12/2013	1,974,000	2,896,913	0.46%
		46,953,300
Mexico - 0.30%		1,876,555	0.30%
New Zealand - 0.23%		1,449,950	0.23%

38

The accompanying notes are an integral part of the financial statements.

Strategic Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 0.89%
Kingdom of Spain
5.350%, due 10/31/2011	3,678,000	$5,575,446	0.89%
United Kingdom - 1.55%
Government of United Kingdom
5.000%, due 03/07/2012	3,139,000	5,529,551	0.88%
5.000%, due 03/07/2018	2,284,000	4,228,355	0.67%
		9,757,906

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $107,323,555)		$111,539,090
CORPORATE BONDS - 47.42%
Basic Materials - 3.03%		19,036,215	3.03%
Communications - 12.12%
Charter Communications Holdings II LLC
10.250%, due 10/01/2013 ˆ (b)	6,496,000	6,431,040	1.03%
Charter Communications Holdings II LLC
10.250%, due 09/15/2010 ˆ	3,420,000	3,608,100	0.58%
Charter Communications
8.750% to 11.000%, due 9/15/2010 to 10/1/2015 ˆ		2,298,975	0.36%
Nextel Communications, Inc., Series D
7.375%, due 08/01/2015	4,435,000	3,536,913	0.56%
Sirius XM Radio, Inc.
13.000%, due 08/01/2013 (b)	6,965,000	5,667,769	0.90%
Sirius XM Radio, Inc.
9.625%, due 08/01/2013	8,525,000	6,287,188	1.00%
Sirius XM Radio
7.000% to 10.000%, due 6/1/2011 to 12/1/2014 (b)		2,693,144	0.43%
Sprint Capital Corp.
8.375%, due 03/15/2012	4,685,000	4,614,725	0.74%
Verizon Wireless Capital LLC
7.375%, due 11/15/2013 (b)	4,000,000	4,474,032	0.71%
OTHER SECURITIES		36,479,198	5.81%
		76,091,084
Consumer, Cyclical - 9.52%
Allison Transmission, Inc.
11.000%, due 11/01/2015 (b)	4,555,000	3,598,450	0.57%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375%, due 03/21/2013	4,048,000	5,650,788	0.90%
Mohegan Tribal Gaming Authority
8.000%, due 04/01/2012	4,835,000	3,674,600	0.59%
Mohegan Tribal Gaming Authority
6.375% to 7.125%, due 7/15/2009 to 8/15/2014		5,725,000	0.91%
OTHER SECURITIES		41,121,457	6.55%
		59,770,295
Consumer, Non-cyclical - 3.44%		21,604,663	3.44%
Diversified - 0.25%		1,584,100	0.25%
Energy - 2.66%
Regency Energy Partners LP
9.375%, due 06/01/2016 (b)	3,785,000	3,661,987	0.58%
OTHER SECURITIES		13,005,957	2.08%
		16,667,944
Financial - 4.80%
CCM Merger, Inc.
8.000%, due 08/01/2013 (b)	6,680,000	4,609,200	0.73%
Drummond Company, Inc.
7.375%, due 02/15/2016 (b)	5,040,000	3,679,200	0.59%
General Electric Capital Corp, Series GMTN
7.625%, due 12/10/2014	6,125,000	3,700,939	0.59%
General Electric
6.500% to 6.625%, due 2/4/2010 to 11/15/2011		6,003,384	0.96%
OTHER SECURITIES		12,149,643	1.93%
		30,142,366
Government - 4.61%
Canada Housing Trust No. 1
4.600%, due 09/15/2011	7,320,000	6,701,876	1.07%
New South Wales Treasury Corp., Series 10RG
7.000%, due 12/01/2010	23,047,000	19,377,113	3.09%
New South Wales
5.500%, due 08/01/2014	3,600,000	2,866,745	0.45%
		28,945,734
Industrial - 5.41%
Graphic Packaging International Corp.
9.500%, due 08/15/2013	4,415,000	4,216,325	0.67%
Graphic Packaging
8.500% to 9.500%, due 8/15/2011 to 6/15/2017 (b)		2,674,350	0.43%
Viterra, Inc.
8.500%, due 07/07/2014	5,210,000	4,479,216	0.72%
OTHER SECURITIES		22,567,796	3.59%
		33,937,687
Technology - 0.51%		3,162,578	0.51%
Utilities - 1.07%		6,700,095	1.07%

TOTAL CORPORATE BONDS (Cost $318,845,072)		$297,642,761
CONVERTIBLE BONDS - 0.12%
Communications - 0.12%
Charter Communications
6.500%, due 10/01/2027 ˆ	3,405,000	757,613	0.12%

TOTAL CONVERTIBLE BONDS (Cost $360,444)		$757,613
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.13%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.399%, due 09/15/2020 (a)	3,850,000	3,413,556	0.54%
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 3A1
6.000%, due 01/25/2035	4,108,754	3,347,993	0.53%
Countrywide
1.842% to 6.500%, due 11/20/2035 to 9/20/2046 (d) (j)		4,104,214	0.66%
Federal Home Loan Mortgage Corp., Series 3154, Class PM
5.500%, due 05/15/2034	4,435,000	4,635,910	0.74%

39

The accompanying notes are an integral part of the financial statements.

Strategic Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 3228, Class PL
5.500%, due 10/15/2034	5,740,000	$5,993,060	0.95%
Federal National Mortgage Association, Series 2006-117, Class PD
5.500%, due 07/25/2035	6,300,000	6,492,120	1.03%
Federal National Mortgage Association, Series 2006-84, Class MP
5.500%, due 08/25/2035	7,172,000	7,453,000	1.19%
Federal National Mortgage Association
5.500%, due 05/25/2035	2,438,217	2,540,032	0.40%
OTHER SECURITIES		31,847,049	5.09%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,271,587)		$69,826,934
ASSET BACKED SECURITIES - 0.33%

TOTAL ASSET BACKED SECURITIES (Cost $4,075,566)		$2,085,030
SUPRANATIONAL OBLIGATIONS - 4.59%
Government - 4.59%
Council of Europe Development Bank
5.250%, due 05/27/2013	4,310,000	3,396,893	0.54%
Instituto de Credito Oficial, EMTN
5.000%, due 12/07/2009	2,259,000	3,776,267	0.60%
Inter-American Development Bank, Series INTL
7.250%, due 05/24/2012	11,565,000	7,981,374	1.27%
Inter-American Development Bank, Series MTN
5.375%, due 05/27/2014	7,880,000	6,154,659	0.98%
Inter-American Development Bank
4.250%, due 12/02/2012	480,000	436,145	0.07%
OTHER SECURITIES		7,058,482	1.13%
		28,803,820

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $29,266,858)		$28,803,820
COMMON STOCKS - 0.72%
Communications - 0.14%
Sirius XM Radio, Inc. *	1,688,351	725,991	0.12%
OTHER SECURITIES		135,696	0.02%
		861,687
Consumer, Cyclical - 0.42%		2,661,145	0.42%
Consumer, Non-cyclical - 0.12%		765,000	0.12%
Industrial - 0.04%		258,100	0.04%

TOTAL COMMON STOCKS (Cost $6,505,538)		$4,545,932
TERM LOANS - 2.67%
Communications - 0.66%		4,102,479	0.66%
Consumer, Cyclical - 1.52%		9,561,013	1.52%
Consumer, Non-cyclical - 0.49%		3,087,108	0.49%

TOTAL TERM LOANS (Cost $17,046,167)		$16,750,600
OPTIONS - 0.28%
Call Options - 0.22%		1,352,554	0.22%
Put Options - 0.06%		386,851	0.06%

TOTAL OPTIONS (Cost $3,521,929)		$1,739,405
SHORT TERM INVESTMENTS - 3.38%
U.S. Treasury Bills
zero coupon, due 08/20/2009	21,200,000	21,194,971	3.38%

TOTAL SHORT TERM INVESTMENTS (Cost $21,194,971)		$21,194,971
Total Investments (Strategic Income Trust) (Cost $655,569,451) - 100.23%		$629,072,283	100.23%
Other Assets and Liabilities, Net - (0.23%)		(1,454,071)	(0.23%)
TOTAL NET ASSETS - 100.00%		$627,618,212	100.00%

Total Return Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 11.05%
Treasury Inflation Protected Securities (d) - 10.85%
1.625%, due 01/15/2015	17,542,866	$17,460,625	0.68%
2.000%, due 07/15/2014	15,961,200	16,335,299	0.64%
2.125%, due 01/15/2019	150,885,060	155,835,901	6.11%
3.000%, due 07/15/2012	63,242,650	66,997,682	2.63%
1.875% to 2.625%, due 7/15/2013 to 7/15/2017		20,097,964	0.79%
		276,727,471
U.S. Treasury Bonds - 0.16%
1.750%, due 01/15/2028	4,379,679	4,133,322	0.16%
U.S. Treasury Notes - 0.04%
0.875%, due 04/30/2011 ***	1,000,000	997,070	0.04%

TOTAL U.S. TREASURY OBLIGATIONS (Cost $277,880,014)		$281,857,863
U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.05%
Federal Home Loan Bank - 0.06%		1,456,711	0.06%
Federal Home Loan Mortgage Corp. - 4.50%
0.926%, due 05/04/2011 *** (a)	38,469,000	38,547,015	1.51%
0.937%, due 08/05/2011 *** (a)	28,400,000	28,411,604	1.11%
0.888% to 6.000%, due 2/1/2011 to 8/1/2038 (a)		47,807,314	1.88%
		114,765,933
Federal National Mortgage Association - 66.96%
5.000%, due 06/01/2035	18,184,289	18,582,069	0.73%
5.000%, due 03/01/2036 ***	61,667,679	62,987,750	2.47%
5.500%, due 12/01/2033	14,956,437	15,515,552	0.61%
5.500%, due 04/01/2034	13,405,255	13,906,382	0.55%
5.500%, due 09/01/2034	13,228,413	13,720,862	0.54%
5.500%, due 02/01/2038	14,236,781	14,740,074	0.58%
5.500%, due 06/01/2038	39,003,889	40,327,891	1.58%
5.500%, due 09/01/2038	27,243,820	28,168,622	1.10%
5.500%, due 10/01/2038	33,718,356	34,894,550	1.37%
5.500%, due 10/01/2038	49,343,787	51,119,009	2.00%
5.500%, due 10/01/2038	52,421,769	54,348,683	2.13%
5.500%, due 11/01/2038	29,000,028	29,979,912	1.18%

40

The accompanying notes are an integral part of the financial statements.

Total Return Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.500%, due 11/01/2038	36,916,211	$38,278,939	1.50%
5.500%, due 11/01/2038	16,135,412	16,736,079	0.66%
5.500%, due 12/01/2038	31,171,286	32,224,535	1.26%
5.500%, due 12/01/2038	29,115,881	30,099,681	1.18%
5.500%, due 01/01/2039	26,002,580	26,881,184	1.05%
6.000%, due 08/01/2036	17,933,740	18,803,106	0.74%
6.000%, due 09/01/2036	13,780,108	14,448,121	0.57%
6.000%, due 07/01/2037	22,336,481	23,394,848	0.92%
6.000%, due 09/01/2037	14,637,849	15,326,859	0.60%
6.000%, due 12/01/2037	12,650,766	13,246,243	0.52%
6.000% TBA **	460,000,000	480,700,000	18.84%
2.638% to 6.500%, due 7/1/2009 to 6/1/2043 (a)		620,313,260	24.28%
		1,708,744,211
Government National Mortgage Association - 0.29%		7,553,505	0.29%
Small Business Administration - 0.24%		6,066,603	0.24%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,810,659,430)		$1,838,586,963
FOREIGN GOVERNMENT OBLIGATIONS - 0.07%
Brazil - 0.05%		1,306,966	0.05%
South Africa - 0.02%		461,875	0.02%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,019,914)		$1,768,841
CORPORATE BONDS - 24.55%
Basic Materials - 0.36%		9,042,665	0.36%
Communications - 1.25%		31,891,864	1.25%
Consumer, Cyclical - 0.14%		3,593,274	0.14%
Consumer, Non-cyclical - 1.41%
President and Fellows of Harvard College
6.500%, due 01/15/2039 (b)	21,300,000	24,086,040	0.94%
OTHER SECURITIES		11,940,698	0.47%
		36,026,738
Energy - 0.70%		17,877,774	0.70%
Financial - 20.23%
ASIF I, EMTN
1.242%, due 07/26/2010 (a)	41,535,000	34,584,940	1.35%
Barclays Bank PLC
5.450%, due 09/12/2012	32,500,000	33,884,792	1.33%
Bear Stearns
0.843% to 6.950%, due 7/16/2009 to 8/10/2012 (a)		29,825,978	1.16%
Citigroup
0.631% to 8.300%, due 12/28/2009 to 12/21/2057 (a)		43,269,352	1.70%
Countrywide
1.659% to 5.800%, due 9/15/2009 to 6/7/2012 (a)		20,183,446	0.79%
General Electric
0.749% to 5.875%, due 12/15/2009 to 9/15/2067 (a) (b)		36,123,645	1.41%
Goldman Sachs
0.934% to 6.375%, due 7/23/2009 to 5/2/2018 (a)		33,321,644	1.31%
JPMorgan Chase
1.026% to 6.550%, due 5/7/2010 to 12/31/2049 (a) (c)		15,374,584	0.61%
Merrill Lynch
0.996% to 6.875%, due 8/14/2009 to 4/25/2018 (a)		22,811,022	0.89%
Royal Bank of Scotland PLC
3.000%, due 12/09/2011 (b)	12,900,000	13,172,190	0.52%
OTHER SECURITIES		233,651,625	9.16%
		516,203,218
Industrial - 0.19%		4,895,585	0.19%
Technology - 0.24%		6,071,967	0.24%
Utilities - 0.03%		804,292	0.03%

TOTAL CORPORATE BONDS (Cost $655,324,083)		$626,407,377
CONVERTIBLE BONDS - 0.03%
Financial - 0.03%		861,000	0.03%

TOTAL CONVERTIBLE BONDS (Cost $1,958,781)		$861,000
MUNICIPAL BONDS - 3.17%
Alaska - 0.25%		6,506,640	0.25%
California - 1.01%		25,566,302	1.01%
Florida - 0.30%		7,673,851	0.30%
Illinois - 0.31%		7,789,344	0.31%
Iowa - 0.01%		285,452	0.01%
New Jersey - 0.56%
New Jersey State Turnpike Authority
7.414%, due 01/01/2040	12,000,000	14,228,160	0.56%
North Carolina - 0.39%		9,882,124	0.39%
Rhode Island - 0.01%		386,305	0.01%
Texas - 0.19%		4,996,000	0.19%
Wisconsin - 0.14%		3,576,315	0.14%

TOTAL MUNICIPAL BONDS (Cost $79,636,380)		$80,890,493
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.11%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1
2.900%, due 03/25/2035 (a)	20,534,336	17,746,574	0.70%
Bear Stearns
0.474% to 5.700%, due 1/25/2033 to 6/11/2050 (a)		12,823,922	0.50%
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.748%, due 08/25/2035 (a)	17,789,809	14,138,104	0.55%
Citigroup
4.700%, due 12/25/2035	810,928	653,792	0.03%
Countrywide
0.514% to 6.500%, due 5/25/2033 to 6/25/2037 (a) (b)		8,848,346	0.35%

41

The accompanying notes are an integral part of the financial statements.

Total Return Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Countrywide
4.711% to 5.250%, due 11/20/2025 to 2/20/2035 (a)		$4,883,768	0.19%
Federal Home Loan Mortgage Corp., Series 2007-3335, Class AF
0.469%, due 10/15/2020 (a)	18,730,286	18,671,656	0.73%
Federal Home Loan Mortgage
0.469% to 7.500%, due 7/15/2019 to 2/25/2045 (a)		21,325,075	0.84%
Federal Home Loan Mortgage
6.000% to 7.500%, due 8/15/2030 to 9/15/2032		2,748,156	0.11%
Federal National Mortgage Association, Series 2002-56, Class ZQ
6.000%, due 08/01/2032	13,536,067	14,333,468	0.56%
Federal National Mortgage Association
0.434% to 6.000%, due 2/25/2017 to 2/25/2044 (a)		2,567,729	0.09%
Federal National Mortgage Association
6.500%, due 01/01/2033	486,202	513,721	0.02%
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%, due 12/10/2049	19,150,000	15,397,418	0.60%
JPMorgan Chase
5.420% to 6.007%, due 1/15/2049 to 2/15/2051 (a)		1,437,030	0.06%
Merrill Lynch
0.524% to 5.485%, due 10/25/2035 to 3/12/2051 (a)		2,714,423	0.11%
Wells Fargo
4.947%, due 01/25/2035 (a)	3,836,501	3,206,729	0.13%
Wells Fargo
4.950%, due 03/25/2036 (a)	3,527,688	2,490,700	0.10%
OTHER SECURITIES		62,405,937	2.44%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $247,961,887)		$206,906,548
ASSET BACKED SECURITIES - 2.76%
Bear Stearns
0.404%, due 06/25/2047 (a)	1,225,211	929,905	0.04%
Chase Issuance Trust, Series 2008-A7, Class A7
0.969%, due 11/15/2011 (a)	23,300,000	23,317,846	0.91%
Countrywide
0.364% to 0.424%, due 10/25/2046 to 6/25/2047 (a)		2,384,516	0.09%
Merrill Lynch
0.384%, due 08/25/2036 (a)	674,471	670,555	0.03%
SLM Student Loan Trust, Series 2008-9, Class A
2.592%, due 04/25/2023 (a)	20,823,043	21,238,284	0.83%
OTHER SECURITIES		21,972,135	0.86%

TOTAL ASSET BACKED SECURITIES (Cost $74,458,036)		$70,513,241
SUPRANATIONAL OBLIGATIONS - 0.02%
Government - 0.02%		519,512	0.02%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $496,023)		$519,512
DEFAULTED BONDS BEYOND MATURITY DATES - 0.07%
United States - 0.07%		1,829,000	0.07%

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $12,402,765)		$1,829,000
PREFERRED STOCKS - 2.98%
Financial - 2.98%
Citigroup, Inc., Series E, 8.40%	2,500,000	1,875,175	0.07%
Wells Fargo & Company, Series K (k)	75,400,000	62,582,000	2.45%
OTHER SECURITIES		11,647,125	0.46%
		76,104,300

TOTAL PREFERRED STOCKS (Cost $93,773,973)		$76,104,300
TERM LOANS - 0.45%
Consumer, Non-cyclical - 0.06%		1,367,482	0.06%
Financial - 0.39%		10,001,444	0.39%

TOTAL TERM LOANS (Cost $12,000,602)		$11,368,926
OPTIONS - 0.59%
Call Options - 0.59%		15,132,954	0.59%

TOTAL OPTIONS (Cost $4,259,512)		$15,132,954
SHORT TERM INVESTMENTS - 0.03%

TOTAL SHORT TERM INVESTMENTS (Cost $699,950)		$699,950
REPURCHASE AGREEMENTS - 2.06%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.090% to be repurchased at $37,500,094 on 07/01/2009, collateralized by $34,286,000 Federal National Mortgage Association, 5.375% due 06/12/2017 (valued at $38,250,319, including interest).	37,500,000	37,500,000	1.47%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.010% to be repurchased at $900,000 on 07/01/2009, collateralized by $932,600 U.S. Treasury Notes, 2.00% due 11/30/2013 (valued at $921,597, including interest).	900,000	900,000	0.04%
OTHER SECURITIES		14,148,000	0.55%

TOTAL REPURCHASE AGREEMENTS (Cost $52,548,000)		$52,548,000
Total Investments (Total Return Trust) (Cost $3,326,079,350) - 127.99%		$3,265,994,968	127.99%
Other Assets and Liabilities, Net - (27.99%)		(714,307,999)	(27.99%)
TOTAL NET ASSETS - 100.00%		$2,551,686,969	100.00%

42

The accompanying notes are an integral part of the financial statements.

Schedule of Securities Sold Short
	Shares or Principal Amount	Value	% of Net Assets
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 100.00%
Federal National Mortgage Association
5.500% TBA **	11,000,000	$11,352,344
5.000% TBA **	4,000,000	4,071,875

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $15,412,266)		$15,424,219
Total Securities Sold Short (Total Return Trust) (Proceeds $15,412,266)		$15,424,219

U.S. Government Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 10.63%
Treasury Inflation Protected Securities (d) - 8.89%
0.875%, due 04/15/2010	22,948,922	$22,948,935	6.98%
2.000%, due 01/15/2026 ***	3,201,384	3,134,354	0.95%
2.375%, due 01/15/2027 ***	3,055,626	3,163,526	0.96%
		29,246,815
U.S. Treasury Bonds - 0.82%
3.500%, due 02/15/2039	2,510,000	2,170,372	0.66%
8.875%, due 02/15/2019	370,000	527,655	0.16%
		2,698,027
U.S. Treasury Notes - 0.92%
2.375%, due 03/31/2016	1,560,000	1,486,510	0.46%
4.000% to 4.750%, due 5/31/2012 to 8/15/2018		1,519,598	0.46%
		3,006,108

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,598,400)		$34,950,950
U.S. GOVERNMENT AGENCY OBLIGATIONS - 87.39%
Federal Home Loan Bank - 8.36%
4.500%, due 10/09/2009	11,700,000	$11,835,509	3.60%
5.000%, due 09/18/2009	15,500,000	15,652,861	4.76%
		27,488,370
Federal Home Loan Mortgage Corp. - 31.12%
0.926%, due 05/04/2011 (a)	46,000,000	46,093,288	14.02%
2.125%, due 03/23/2012	2,160,000	2,179,531	0.66%
5.250%, due 04/18/2016	2,850,000	3,154,993	0.96%
5.351%, due 01/01/2037 (a)	1,865,405	1,924,690	0.59%
5.500%, due 11/01/2035	2,134,421	2,211,043	0.67%
5.500%, due 11/01/2037	13,035,978	13,489,690	4.10%
5.500%, due 01/01/2038	24,120,039	24,940,685	7.58%
5.854%, due 01/01/2037 (a)	4,107,062	4,301,459	1.31%
5.500% to 12.000%, due 10/1/2010 to 7/1/2037 (a)		4,032,378	1.23%
		102,327,757
Federal National Mortgage Association - 44.81%
1.875%, due 04/20/2012	2,300,000	2,309,352	0.70%
4.750%, due 11/19/2012	3,000,000	3,262,674	0.99%
5.000%, due 04/01/2019	2,790,961	2,924,295	0.89%
5.000%, due 06/01/2035	2,126,027	2,172,533	0.66%
5.000%, due 04/01/2038	1,598,460	1,629,680	0.50%
5.000%, due 04/01/2038	1,479,988	1,508,894	0.46%
5.000%, due 04/01/2038	1,828,018	1,863,721	0.57%
5.000%, due 04/01/2038	1,710,210	1,743,612	0.53%
5.000%, due 04/01/2038	1,409,446	1,436,974	0.44%
5.000%, due 04/01/2038	1,771,845	1,806,451	0.55%
5.000%, due 05/01/2038	1,386,980	1,414,070	0.43%
5.000%, due 05/01/2038	1,683,367	1,716,245	0.52%
5.000%, due 05/01/2038	1,456,773	1,485,225	0.45%
5.000%, due 05/01/2038	1,521,132	1,550,842	0.47%
5.000% TBA **	2,900,000	3,000,140	0.91%
5.000% TBA **	59,925,000	61,001,780	18.55%
5.500%, due 05/01/2018	2,969,811	3,140,575	0.96%
5.500%, due 03/01/2035	10,688,993	11,081,898	3.37%
5.500%, due 11/01/2036	3,522,065	3,646,575	1.11%
5.500%, due 08/01/2037	2,309,128	2,392,202	0.73%
5.500% TBA **	6,800,000	7,114,500	2.16%
5.500% TBA **	1,900,000	1,960,859	0.60%
5.574%, due 05/01/2036 (a)	2,075,665	2,181,394	0.66%
5.738%, due 08/01/2037 (a)	2,934,815	3,084,307	0.94%
6.000%, due 10/01/2036	3,859,704	4,052,237	1.23%
6.000%, due 03/01/2037	4,416,845	4,637,170	1.41%
6.000% TBA **	5,420,000	5,737,578	1.75%
5.000% to 13.500%, due 1/1/2013 to 4/1/2038 (a)		7,519,799	2.27%
		147,375,582
Government National Mortgage Association - 3.10%
6.000% TBA **	6,100,000	6,355,438	1.93%
6.000% TBA **	1,600,000	1,665,000	0.51%
5.000% to 11.000%, due 9/15/2015 to 9/15/2034		2,171,243	0.66%
		10,191,681

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $281,685,409)		$287,383,390
CORPORATE BONDS - 0.12%
Industrial - 0.12%		395,650	0.12%

TOTAL CORPORATE BONDS (Cost $393,315)		$395,650
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.47%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306%, due 12/10/2046	3,080,000	2,245,507	0.68%
Federal Home Loan Mortgage
4.500%, due 04/15/2032	692,679	682,774	0.21%
Federal National Mortgage Association
5.262%, due 01/25/2043 (a)	1,350,998	1,374,217	0.42%
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB17, Class A4
5.429%, due 12/12/2043	3,400,000	2,748,659	0.84%
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3
5.347%, due 11/15/2038	2,620,000	2,082,782	0.63%
OTHER SECURITIES		18,724,636	5.69%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,740,957)		$27,858,575

43

The accompanying notes are an integral part of the financial statements.

U.S. Government Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 4.07%
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A1
1.814%, due 10/25/2037 (a)	2,304,970	1,446,608	0.44%
OTHER SECURITIES		$11,937,866	3.63%

TOTAL ASSET BACKED SECURITIES (Cost $33,704,210)		$13,384,474
PREFERRED STOCKS - 0.02%
Financial - 0.02%
Federal Home Loan Mortgage Corp., Series Z *	39,750	48,495	0.01%
Federal National Mortgage Association, Series S *	28,575	38,291	0.01%
		86,786

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$86,786
REPURCHASE AGREEMENTS - 15.76%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2009 at 0.010% to be repurchased at $18,950,005 on 07/01/2009, collateralized by $17,695,000 U.S. Treasury Bonds, 4.75% due 02/15/2037 (valued at $19,331,788, including interest)	18,950,000	18,950,000	5.76%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $32,871,009 on 07/01/2009, collateralized by $33,490,000 Federal National Mortgage Association, 1.00% due 05/18/2011 (valued at $33,531,863, including interest)	32,871,000	32,871,000	10.00%

TOTAL REPURCHASE AGREEMENTS (Cost $51,821,000)		$51,821,000
Total Investments (U.S. Government Securities Trust) (Cost $453,651,416) - 126.46%		$415,880,825	126.46%
Other Assets and Liabilities, Net - (26.46%)		(87,024,434)	(26.46%)
TOTAL NET ASSETS - 100.00%		$328,856,391	100.00%

U.S. High Yield Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 75.09%
Basic Materials - 3.93%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/2017	10,025,000	$10,100,187	1.47%
Freeport-McMoRan
8.250%, due 04/01/2015	1,475,000	1,489,750	0.22%
Huntsman International LLC
7.875%, due 11/15/2014	5,550,000	4,398,375	0.64%
OTHER SECURITIES		10,940,427	1.60%
		26,928,739
Communications - 20.08%
Alltel Corp.
7.875%, due 07/01/2032	4,600,000	5,341,410	0.78%
CC Holdings GS V LLC
7.750%, due 05/01/2017 (b)	4,700,000	4,582,500	0.67%
Centennial Communications Corp.
10.000%, due 01/01/2013	6,051,000	6,383,805	0.93%
Charter Communications Operating LLC
10.375%, due 04/30/2014 ˆ (b)	7,865,000	7,530,737	1.10%
Charter Communications Operating LLC
10.000%, due 04/30/2012 ˆ (b)	9,201,000	8,855,962	1.29%
Charter Communications
10.250%, due 09/15/2010 ˆ	1,975,000	2,083,625	0.30%
Cricket Communications, Inc.
9.375%, due 11/01/2014	7,830,000	7,712,550	1.13%
CSC Holdings, Inc., Series B
7.625%, due 04/01/2011	4,985,000	4,935,150	0.72%
CSC Holdings
6.750% to 8.500%, due 4/15/2012 to 4/15/2014 (b)		4,310,850	0.62%
DirecTV Holdings LLC
8.375%, due 03/15/2013	11,239,000	11,267,098	1.64%
DirecTV
6.375%, due 06/15/2015	320,000	296,000	0.04%
EchoStar
6.375% to 7.750%, due 10/1/2011 to 2/1/2016		10,312,376	1.51%
Intelsat
9.250%, due 8/15/2014 to 6/15/2016 (b)		4,009,812	0.58%
MetroPCS Wireless, Inc.
9.250%, due 11/01/2014	4,475,000	4,447,031	0.65%
Nielsen Finance LLC
zero coupon, due 08/01/2016 (c)	6,150,000	3,951,375	0.58%
Qwest
3.879% to 8.875%, due 8/3/2009 to 6/15/2023 (a) (b)		14,052,012	2.06%
Sprint Capital Corp.
8.750%, due 03/15/2032	21,695,000	17,464,475	2.55%
Sprint
6.875%, due 11/15/2028	600,000	426,000	0.06%
Time Warner Telecom Holdings, Inc.
9.250%, due 02/15/2014	3,955,000	3,925,338	0.57%
OTHER SECURITIES		15,768,106	2.30%
		137,656,212
Consumer, Cyclical - 5.51%
AMC Entertainment, Inc.
8.750%, due 06/01/2019 (b)	4,625,000	4,347,500	0.63%
Cinemark USA, Inc.
8.625%, due 06/15/2019 (b)	5,000,000	4,925,000	0.72%
Ford Motor
9.500%, due 09/15/2011	600,000	498,000	0.07%
General Motors
6.750% to 7.200%, due 1/15/2011 to 5/1/2028 ˆ		317,875	0.05%
O’Charleys, Inc.
9.000%, due 11/01/2013	5,700,000	4,959,000	0.72%
OTHER SECURITIES		22,726,272	3.32%
		37,773,647

44

The accompanying notes are an integral part of the financial statements.

U.S. High Yield Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer, Non-cyclical - 15.14%
Biomet, Inc.
11.625%, due 10/15/2017	5,900,000	$5,782,000	0.84%
Community Health Systems, Inc.
8.875%, due 07/15/2015	7,970,000	7,810,600	1.14%
The Cooper Companies, Inc.
7.125%, due 02/15/2015	5,050,000	4,709,125	0.69%
Cornell Companies, Inc.
10.750%, due 07/01/2012	3,915,000	3,875,850	0.56%
Geo Group, Inc.
8.250%, due 07/15/2013	4,545,000	4,431,375	0.65%
HCA, Inc.
9.250%, due 11/15/2016	8,700,000	8,569,500	1.25%
HCA
7.875% to 9.625%, due 2/1/2011 to 4/15/2019 (b)		4,372,545	0.63%
Lender Processing Services, Inc.
8.125%, due 07/01/2016	5,150,000	5,047,000	0.74%
Mac-Gray Corp.
7.625%, due 08/15/2015	3,950,000	3,757,437	0.55%
Reynolds American, Inc.
7.625%, due 06/01/2016	5,407,000	5,423,205	0.79%
Service Corp. International
7.500%, due 04/01/2027	4,810,000	3,775,850	0.55%
Service Corp. International
6.750% to 7.875%, due 2/1/2013 to 10/1/2018		5,476,400	0.80%
OTHER SECURITIES		40,730,250	5.95%
		103,761,137
Energy - 7.49%
El Paso Corp.
7.750%, due 01/15/2032	6,315,000	5,140,543	0.75%
El Paso
6.875% to 8.250%, due 6/15/2014 to 10/15/2030		8,127,183	1.19%
Key Energy Services, Inc.
8.375%, due 12/01/2014	4,450,000	3,927,125	0.57%
Sabine Pass LNG LP
7.500%, due 11/30/2016	14,100,000	11,385,750	1.66%
Sabine Pass LNG
7.500%, due 11/30/2016 (b)	1,250,000	1,009,375	0.15%
OTHER SECURITIES		21,736,045	3.17%
		51,326,021
Financial - 10.93%
CIT Group
5.400% to 12.000%, due 11/30/2012 to 10/1/2036 (b)		8,109,410	1.18%
Citigroup, Inc.
5.875%, due 02/22/2033	5,225,000	3,864,603	0.56%
Ford Motor Credit Company LLC
8.000%, due 12/15/2016	8,800,000	6,727,855	0.98%
Ford Motor
7.000% to 7.375%, due 10/28/2009 to 10/1/2013		5,661,062	0.83%
HUB International Holdings, Inc.
10.250%, due 06/15/2015 (b)	5,525,000	4,067,781	0.59%
KAR Holdings, Inc.
10.000%, due 05/01/2015	10,555,000	8,655,100	1.26%
KAR Holdings
8.750%, due 05/01/2014	1,375,000	1,179,062	0.17%
Nuveen Investments, Inc.
10.500%, due 11/15/2015 (b)	15,245,000	10,519,050	1.53%
Nuveen Investments
5.500%, due 09/15/2015	1,425,000	719,625	0.10%
OTHER SECURITIES		25,450,621	3.73%
		74,954,169
Industrial - 4.52%
Crown Holdings, Inc.
8.000%, due 04/15/2023	5,165,000	4,441,900	0.65%
OTHER SECURITIES		26,556,113	3.87%
		30,998,013
Technology - 4.31%
Affiliated Computer Services, Inc.
5.200%, due 06/01/2015	6,900,000	5,865,000	0.86%
First Data Corp.
9.875%, due 09/24/2015	7,500,000	5,325,000	0.78%
SunGard Data Systems, Inc.
10.250%, due 08/15/2015	12,365,000	11,422,169	1.67%
SunGard Data Systems
4.875% to 9.125%, due 8/15/2013 to 1/15/2014		1,680,825	0.24%
OTHER SECURITIES		5,224,950	0.76%
		29,517,944
Utilities - 3.18%
Ipalco Enterprises, Inc.
7.250%, due 04/01/2016 (b)	5,860,000	5,596,300	0.82%
NRG Energy, Inc.
7.375%, due 01/15/2017	8,050,000	7,587,125	1.11%
NRG Energy, Inc.
7.375%, due 02/01/2016	6,159,000	5,827,954	0.85%
NRG Energy
7.250%, due 02/01/2014	450,000	436,500	0.06%
OTHER SECURITIES		2,345,875	0.34%
		21,793,754

TOTAL CORPORATE BONDS (Cost $540,257,972)		$514,709,636
CONVERTIBLE BONDS - 0.26%
Consumer, Cyclical - 0.26%		1,766,895	0.26%

TOTAL CONVERTIBLE BONDS (Cost $1,391,048)		$1,766,895
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.15%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,249,977)		$1,041,637
DEFAULTED BONDS BEYOND MATURITY DATES - 0.02%
United States - 0.02%		148,125	0.02%

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $750,000)		$148,125
PREFERRED STOCKS - 0.05%
Financial - 0.05%		364,263	0.05%

TOTAL PREFERRED STOCKS (Cost $169,400)		$364,263

45

The accompanying notes are an integral part of the financial statements.

U.S. High Yield Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS - 19.91%
Basic Materials - 1.19%		$8,155,859	1.19%
Communications - 2.57%
Charter Communications
6.250% to 6.750%, due 3/1/2014 to 3/6/2014 (a)		2,155,225	0.32%
Intelsat
2.819%, due 7/28/2011 to 1/3/2014 (a)		4,204,536	0.61%
OTHER SECURITIES		11,225,057	1.64%
		17,584,818
Consumer, Cyclical - 5.79%
Ford Motor Company, Tranche B
3.594%, due 11/29/2013 (a)	6,759,158	4,873,353	0.71%
General Motors Corp., Tranche B
7.055%, due 11/17/2013 (a)	9,107,000	9,015,930	1.31%
Greektown Holdings, LLC
11.750%, due 09/09/2009 (a)	4,258,348	4,151,889	0.61%
Penn National Gaming, Inc.
2.103%, due 05/26/2012 (a)	4,737,298	4,533,002	0.66%
OTHER SECURITIES		17,136,912	2.50%
		39,711,086
Consumer, Non-cyclical - 3.42%
Community Health Systems, Inc., Tranche B
2.898%, due 06/30/2014 (a)	4,584,951	4,119,161	0.60%
Community Health
2.560%, due 06/30/2014 (a)	233,904	210,141	0.03%
OTHER SECURITIES		19,112,452	2.79%
		23,441,754
Energy - 2.33%
Texas Competitive Electric Holdings Company LLC
3.821%, due 10/10/2014 (a)	10,481,875	7,469,646	1.09%
OTHER SECURITIES		8,486,257	1.24%
		15,955,903
Financial - 1.89%
Nuveen Investments
3.309%, due 11/13/2014	897,727	709,483	0.10%
OTHER SECURITIES		12,240,341	1.79%
		12,949,824
Industrial - 0.72%		4,898,772	0.72%
Technology - 0.92%
SunGard Data Systems
2.463%, due 01/31/2013 (a)	673,582	623,063	0.09%
OTHER SECURITIES		5,714,657	0.83%
		6,337,720
Utilities - 1.08%
Calpine Corp.
3.475%, due 03/29/2014 (a)	5,730,970	5,060,768	0.74%
NRG Energy
2.016% to 2.348%, due 02/01/2013 (a)		2,197,677	0.32%
OTHER SECURITIES		153,907	0.02%
		7,412,352

TOTAL TERM LOANS (Cost $136,997,036)		$136,448,088
REPURCHASE AGREEMENTS - 4.27%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $29,250,008 on 07/01/2009, collateralized by $7,450,000 U.S. Treasury Bills, zero coupon due 04/01/2010 (valued at $7,427,650, including interest) and $22,215,000 Federal National Mortgage Association, 1.75% due 04/15/2011 (valued at $22,409,381, including interest)	29,250,000	29,250,000	4.27%

TOTAL REPURCHASE AGREEMENTS (Cost $29,250,000)		$29,250,000
Total Investments (U.S. High Yield Bond Trust) (Cost $710,065,433) - 99.75%		$683,728,644	99.75%
Other Assets and Liabilities, Net - 0.25%		1,729,231	0.25%
TOTAL NET ASSETS - 100.00%		$685,457,875	100.00%

46

The accompanying notes are an integral part of the financial statements.

Footnotes
Percentages are stated as a percent of net assets.
ADR	- American Depositary Receipts
EMTN	- European Medium Term Note
GMTN	- Global Medium Term Note
MTN	- Medium Term Note
PLC	- Public Limited Company
PIK	- Paid In Kind
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
TBA	- To Be Announced

*	Non-Income Producing
ˆ	Non-Income Producing, issuer is in bankruptcy and/or is in default of interest payments
**	Purchased on a forward commitment.
***	At period end, all or a portion of this security has been held at broker to meet the margin requirements on open financial futures.
(a)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(b)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Step Up
(d)	Interest Only
(e)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(f)
John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at June 30, 2009.

(g)	Security Purchased on a when-issued or delayed delivery basis.
(h)	Security Fair Valued on June 30, 2009
(i)	All or a portion of this security was out on loan
(j)	Principal Only
(k)	Variable Rate Preferred

47

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	Active Bond Trust	Core Bond Trust	Floating Rate Income Trust	Global Bond Trust
Investments in unaffiliated issuers, at value	$2,092,098,589	$761,337,145	$708,781,790	$897,176,336
Investments in affiliated issuers, at value (Note 2)	324,275	—	—	—
Securities loaned, at value (Note 2)	317,515	—	—	—
Repurchase agreements, at value (Note 2)	8,118,000	53,783,000	36,084,000	20,480,000
Total investments, at value	2,100,858,379	815,120,145	744,865,790	917,656,336
Cash	—	2,862,243	—	—
Foreign currency, at value	4,776,263	—	—	10,186,347
Cash held at broker for futures contracts	—	—	—	276,000
Receivable for investments sold	1,546,176	44,066,529	20,959,624	4,457,409
Receivable for delayed delivery securities sold	2,565,182	204,367,094	—	296,743,285
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	4,006,072
Receivable for fund shares sold	13,020,865	3,094,237	—	6,508,466
Dividends and interest receivable	25,544,225	4,548,485	5,072,926	9,441,103
Receivable for security lending income	278	—	—	—
Swap contracts, at value (Note 3)	—	—	—	14,174,233
Receivable due from adviser	—	—	—	—
Other assets	94,965	15	57	—
Total assets	2,148,406,333	1,074,058,748	770,898,397	1,263,449,251

Liabilities
Due to custodian	1,979,659	—	8,654,218	899,380
Payable for collateral held by Portfolio	—	—	—	15,620,000
Payable for investments purchased	30,266,568	48,600,284	44,031,862	3,966,348
Payable for delayed delivery securities purchased	88,909,242	282,601,462	—	381,833,514
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	1,584,000
Payable for fund shares repurchased	576,420	4,879	226,042	236,445
Payable upon return of securities loaned (Note 2)	323,938	—	—	—
Options written, at value (Note 3)	—	—	—	82,121
Investments sold short, at value (Note 2)	—	54,453,144	—	—
Payable for interest on securities sold short	—	113,563	—	—
Swap contracts, at value (Note 3)	—	—	—	4,771,354
Payable for futures variation margin	—	—	—	504,348
Distributions payable	—	—	—	—
Payable to affiliates
Accounting and legal services fees	53,022	16,897	20,509	22,883
Trustees’ fees	7,034	1,310	1,279	3,816
Other liabilities and accrued expenses	394,031	79,648	89,679	296,291
Total liabilities	122,509,914	385,871,187	53,023,589	409,820,500

Net assets
Capital paid-in	$2,278,949,893	$678,626,884	$721,532,108	$995,701,595
Undistributed net investment income (loss)	64,347,657	7,268,094	25,608,259	(26,547,406)
Accumulated undistributed net realized gain (loss) on investments	(58,257,346)	(7,040,309)	(24,593,590)	(48,195,314)
Net unrealized appreciation (depreciation) on investments	(259,143,785)	9,332,892	(4,671,969)	(67,330,124)
Net assets	$2,025,896,419	$688,187,561	$717,874,808	$853,628,751
Investments in unaffiliated issuers, including repurchase agreements, at cost	$2,359,323,590	$805,637,722	$749,537,759	$997,252,738
Investments in affiliated issuers, at cost	$323,958	—	—	—
Foreign currency, at cost	$5,136,948	—	—	$10,130,087
Proceeds received on short sales	—	$54,303,613	—	—
Premiums received on written options	—	—	—	$198,007
Net unamortized upfront payment on swaps	—	—	—	$1,677,336

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	$77,699,593	$1,359,607	—	$87,683,324
Shares outstanding	9,064,876	105,875	—	7,799,638
Net asset value, offering price and redemption price per share	$8.57	$12.84	—	$11.24
Series II
Net assets	$325,635,063	$13,334,263	—	$167,867,564
Shares outstanding	37,989,180	1,039,893	—	15,042,398
Net asset value, offering price and redemption price per share	$8.57	$12.82	—	$11.16
Series NAV
Net assets	$1,622,561,763	$673,493,691	$717,874,808	$598,077,863
Shares outstanding	189,180,009	52,583,873	61,139,650	53,355,271
Net asset value, offering price and redemption price per share	$8.58	$12.81	$11.74	$11.21

48

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

High Income Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust	Money Market Trust	Money Market Trust B
$481,961,365	$1,727,019,951	$384,551,255	$353,834,825	$5,345,651,132	$915,331,780
186	2,844,393	12,683,560	—	—	—
167	2,787,425	12,360,128	—	—	—
—	64,692,000	—	31,600,000	374,000	—
481,961,718	1,797,343,769	409,594,943	385,434,825	5,346,025,132	915,331,780
—	38,470	—	49,930	243	699
—	424,264	—	126	—	—
—	—	—	—	—	—
5,744,210	11,660,425	6,952,173	—	—	—
—	—	—	—	—	—
17,803	—	—	152,668	—	—
127,904	167,362	—	6,474,651	—	—
12,660,650	43,509,762	6,754,340	5,571,480	2,894,603	584,090
—	6,025	3,715	—	—	—
—	—	—	364,358	—	—
—	—	—	—	12,663	6,071
18	—	23	—	117	27
500,512,303	1,853,150,077	423,305,194	398,048,038	5,348,932,758	915,922,667

681,579	—	5,043,235	—	—	—
—	—	—	—	—	—
17,302,745	21,027,598	950,238	2,752,966	—	—
—	2,569,227	465,030	—	—	—
6,755	—	—	23,604	—	—
75,996	74,646	174,201	398,100	6,682,622	1,790,419
186	2,841,420	12,675,750	—	—	—
3,465,960	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	212,714	—	—
—	—	—	2,500	—	—
—	—	—	—	3,072	—

13,985	50,897	11,041	10,236	153,234	24,662
1,687	5,387	2,207	1,700	11,428	2,776
71,790	305,896	74,045	95,043	247,421	61,892
21,620,683	26,875,071	19,395,747	3,496,863	7,097,777	1,879,749

$693,218,231	$2,399,755,494	$543,290,229	$427,415,532	$5,341,834,981	$914,001,049
22,667,598	103,196,417	15,072,130	8,241,970	(331,962)	(233,594)
(23,289,967)	(375,677,255)	(63,602,172)	(35,418,156)	331,962	275,463
(213,704,242)	(300,999,650)	(90,850,740)	(5,688,171)	—	—
$478,891,620	$1,826,275,006	$403,909,447	$394,551,175	$5,341,834,981	$914,042,918
$695,925,655	$2,095,544,537	$487,769,678	$391,579,776	$5,346,025,132	$915,331,780
$186	$2,841,542	$12,679,211	—	—	—
—	$430,049	—	$151	—	—
—	—	—	—	—	—
$3,666,900	—	—	—	—	—
—	—	—	—	—	—

—	$73,353,037	—	$165,527,839	$3,804,625,599	—
—	9,999,821	—	15,481,747	380,462,561	—
—	$7.34	—	$10.69	$10.00	—

$7,640,513	$68,330,702	—	$117,892,184	$1,537,209,382	—
1,042,035	9,251,035	—	11,031,993	153,720,940	—
$7.33	$7.39	—	$10.69	$10.00	—

$471,251,107	$1,684,591,267	$403,909,447	$111,131,152	—	$914,042,918
64,763,326	230,875,541	44,919,074	10,417,651	—	914,000,957
$7.28	$7.30	$8.99	$10.67	—	$1.00

49

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	Real Return Bond Trust	Short-Term Bond Trust	Short Term Government Income Trust	Spectrum Income Trust
Investments in unaffiliated issuers, at value	$1,652,147,805	$82,537,091	$13,995,798	$1,162,257,181
Investments in affiliated issuers, at value (Note 2)	—	—	—	7,889,521
Securities loaned, at value (Note 2)	—	—	—	7,636,321
Repurchase agreements, at value (Note 2)	57,491,000	8,929,000	—	3,589,000
Total investments, at value	1,709,638,805	91,466,091	13,995,798	1,181,372,023
Cash	—	265	46,438	32,485
Foreign currency, at value	2,025,990	—	—	869,308
Cash held at broker for futures contracts	—	—	—	—
Foreign currency held at broker for futures contracts	—	—	—	—
Receivable for investments sold	3,197,615	—	—	1,439,257
Receivable for delayed delivery securities sold	425,166,528	—	—	1,343,345
Receivable for forward foreign currency exchange contracts (Note 3)	165,063	—	—	833,646
Receivable for fund shares sold	10,485	—	—	—
Dividends and interest receivable	14,404,841	787,168	104,255	12,346,578
Receivable for security lending income	—	—	—	3,438
Swap contracts, at value (Note 3)	9,113,890	—	—	—
Receivable for futures variation margin	—	—	—	35,342
Other assets	25	—	—	36
Total assets	2,163,723,242	92,253,524	14,146,491	1,198,275,458

Liabilities
Due to custodian	999,849	—	—	—
Payable for collateral held by Portfolio	7,180,000	—	—	—
Payable for investments purchased	6,955,762	—	—	5,751,675
Payable for delayed delivery securities purchased	793,533,983	—	—	4,975,069
Payable for forward foreign currency exchange contracts (Note 3)	569,306	—	—	1,473,501
Payable for fund shares repurchased	42,069	254,908	—	—
Payable upon return of securities loaned (Note 2)	—	—	—	7,879,673
Options written, at value (Note 3)	2,343,258	—	—	—
Investments sold short, at value (Note 2)	217,752,168	—	—	—
Swap contracts, at value (Note 3)	1,431,582	—	—	5,596
Payable for futures variation margin	45,348	—	—	—
Payable to affiliates
Accounting and legal services fees	30,772	1,667	92	33,918
Trustees’ fees	3,378	1,954	357	3,095
Other liabilities and accrued expenses	229,913	47,638	15,658	297,030
Total liabilities	1,031,117,388	306,167	16,107	20,419,557

Net assets
Capital paid-in	$1,241,556,044	$137,483,468	$14,034,877	$1,238,187,157
Undistributed net investment income (loss)	(1,578,170)	2,411,707	44,473	25,960,996
Accumulated undistributed net realized gain (loss) on investments	(89,880,663)	(15,543,946)	59,142	(56,200,047)
Net unrealized appreciation (depreciation) on investments	(17,491,357)	(32,403,872)	(8,108)	(30,092,205)
Net assets	$1,132,605,854	$91,947,357	$14,130,384	$1,177,855,901
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,730,770,883	$123,869,963	$14,003,906	$1,202,845,520
Investments in affiliated issuers, at cost	—	—	—	$7,886,089
Foreign currency, at cost	$2,004,528	—	—	$869,427
Proceeds received on short sales	$216,133,777	—	—	—
Premiums received on written options	$2,561,975	—	—	—
Net unamortized upfront payment on swaps	$2,268,792	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each series of shares by the number of outstanding shares in the series.

Series I
Net assets	$7,045,441	—	—	—
Shares outstanding	608,897	—	—	—
Net asset value, offering price and redemption price per share	$11.57	—	—	—
Series II
Net assets	$90,866,336	—	—	—
Shares outstanding	7,937,083	—	—	—
Net asset value, offering price and redemption price per share	$11.45	—	—	—
Series NAV
Net assets	$1,034,694,077	$91,947,357	$14,130,384	$1,177,855,901
Shares outstanding	90,290,799	12,392,669	1,120,633	97,510,394
Net asset value, offering price and redemption price per share	$11.46	$7.42	$12.61	$12.08

50

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Strategic Bond Trust	Strategic Income Trust	Total Return Trust	U.S. Government Securities Trust	U.S. High Yield Bond Trust
$730,007,680	$629,072,283	$3,213,446,968	$364,059,825	$654,478,644
443,286	—	—	—	—
433,808	—	—	—	—
16,919,000	—	52,548,000	51,821,000	29,250,000
747,803,774	629,072,283	3,265,994,968	415,880,825	683,728,644
—	76,353	—	1,220,716	—
732,339	1,357,459	3,613,683	—	—
—	766,800	—	—	—
1,198,271	—	—	—	—
4,287,065	76,204	71,026,645	1,200,307	4,985,469
13,119,500	521,638	296,672,769	18,948,484	—
—	1,012,704	895,082	—	—
1,178,549	106,755	1,186,680	76,715	2,206
9,210,899	11,673,104	20,094,114	1,404,044	12,365,471
970	—	—	—	—
—	—	23,394,228	—	—
—	53,250	—	—	—
—	36	56	—	28
777,531,367	644,716,586	3,682,878,225	438,731,091	701,081,818

64,961	—	489,807	—	7,023,484
—	—	12,420,000	—	—
184,729	7,428,067	72,317,643	2,115,201	8,063,216
110,036,615	6,537,952	1,019,968,921	106,689,383	—
—	2,334,817	2,847,584	—	—
666	20,028	544,391	38,034	426,626
442,813	—	—	—	—
486,138	652,242	118,624	793,988	—
—	—	15,424,219	—	—
—	—	6,130,988	—	—
242,990	—	501,988	150,881	—

18,459	17,939	73,635	9,295	18,986
2,315	1,892	6,701	1,564	1,872
148,026	105,437	346,755	76,354	89,759
111,627,712	17,098,374	1,131,191,256	109,874,700	15,623,943

$818,897,167	$667,070,231	$2,539,562,739	$361,175,804	$716,719,232
17,960,869	7,540,126	60,021,127	3,601,830	30,173,129
(46,374,111)	(19,366,178)	(17,199,121)	3,436,245	(35,097,697)
(124,580,270)	(27,625,967)	(30,697,776)	(39,357,488)	(26,336,789)
$665,903,655	$627,618,212	$2,551,686,969	$328,856,391	$685,457,875
$871,787,040	$655,569,451	$3,326,079,350	$453,651,416	$710,065,433
$442,830	—	—	—	—
$676,252	$1,372,177	$3,594,203	—	—
—	—	$15,412,266	—	—
$379,815	$808,840	$337,815	$144,320	—
—	—	($1,098,906)	—	—

$85,236,058	$18,218,231	$332,695,617	$131,136,306	$3,954,697
9,477,811	1,501,887	24,613,581	10,809,456	346,463
$8.99	$12.13	$13.52	$12.13	$11.41

$70,366,308	$11,812,574	$306,306,553	$93,707,420	$6,608,726
7,819,550	972,478	22,703,739	7,719,783	576,969
$9.00	$12.15	$13.49	$12.14	$11.45

$510,301,289	$597,587,407	$1,912,684,799	$104,012,665	$674,894,452
56,961,005	49,309,103	141,920,757	8,604,970	59,026,727
$8.96	$12.12	$13.48	$12.09	$11.43

51

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	Active Bond Trust	Core Bond Trust	Floating Rate Income Trust	Global Bond Trust
Interest	$73,122,085	$8,549,181	$27,994,905	$20,755,067
Dividends	247,619	—	—	46,209
Securities lending	51,024	6,637	34,623	1,027
Income from affiliated issuers	13,116	—	—	—
Less foreign taxes withheld	(98,947)	—	(7,359)	(13,557)
Total investment income	73,334,897	8,555,818	28,022,169	20,788,746

Expenses
Investment management fees (Note 6)	5,970,925	1,142,990	2,261,787	2,778,659
Series I distribution and service fees (Note 6)	19,068	688	—	22,056
Series II distribution and service fees (Note 6)	380,371	15,976	—	196,349
Accounting and legal services fees (Note 6)	168,355	33,330	55,568	68,027
Audit and legal fees	45,943	21,712	29,905	39,877
Printing and postage fees (Note 6)	86,415	5,478	17,486	38,239
Custodian fees	149,473	57,169	28,980	234,575
Trustees’ fees (Note 7)	34,929	5,800	10,012	14,203
Registration and filing fees	22,685	2,977	5,817	10,011
Guarantee fees (Note 11)	—	—	—	—
Miscellaneous	10,545	2,789	4,071	15,393
Total expenses	6,888,709	1,288,909	2,413,626	3,417,389
Net expense reduction (Note 6)	—	—	—	—
Net expenses	6,888,709	1,288,909	2,413,626	3,417,389
Net investment income (loss)	66,446,188	7,266,909	25,608,543	17,371,357

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(33,037,643)	(3,368,201)	(23,558,685)	19,376,064
Investments in affiliated issuers	—	—	—	—
Futures contracts	544,121	—	—	6,925,947
Options written	—	—	—	(13,524,452)
Short sales	—	—	—	(8,749)
Swap contracts	—	—	—	(22,798,535)
Foreign currency transactions	(26,699)	—	—	(4,644,533)
	(32,520,221)	(3,368,201)	(23,558,685)	(14,674,258)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	151,484,617	13,569,997	166,468,046	(13,092,345)
Investments in affiliated issuers	317	—	—	—
Futures contracts	(196,608)	—	—	(13,221,982)
Bond forward contracts	—	—	—	—
Options written	—	—	—	20,529,099
Short sales	—	(140,312)	—	36,209
Swap contracts	—	—	—	31,882,527
Translation of assets and liabilities in foreign currencies	12,172	—	—	8,827,285
	151,300,498	13,429,685	166,468,046	34,960,793
Net realized and unrealized gain (loss)	118,780,277	10,061,484	142,909,361	20,286,535

Increase (decrease) in net assets from operations	$185,226,465	$17,328,393	$168,517,904	$37,657,892

52

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

High Income Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust	Money Market Trust	Money Market Trust B
$27,595,756	$108,403,144	$13,342,538	$10,056,081	$25,010,802	$4,506,481
3,522,712	627,172	3,487,952	—	—	—
3,206	94,074	70,662	8,489	—	—
—	5,938	—	—	—	—
—	(169,174)	(12,543)	(7,623)	—	—
31,121,674	108,961,154	16,888,609	10,056,947	25,010,802	4,506,481

1,367,987	5,238,204	1,502,246	1,058,628	12,892,714	2,294,904
—	16,583	—	36,060	968,718	—
4,675	78,880	—	138,783	1,974,673	—
35,986	139,196	32,093	30,873	464,800	77,912
24,485	38,704	20,346	26,509	173,789	45,238
7,810	60,842	14,210	14,974	79,824	11,333
27,830	145,449	31,417	50,682	297,741	45,110
6,911	26,194	7,032	6,305	84,721	15,706
4,844	16,250	4,737	4,205	46,461	8,447
—	—	—	—	553,903	94,201
2,630	3,106	3,117	733	20,219	1,375
1,483,158	5,763,408	1,615,198	1,367,752	17,557,563	2,594,226
—	—	—	—	—	(1,176,276)
1,483,158	5,763,408	1,615,198	1,367,752	17,557,563	1,417,950
29,638,516	103,197,746	15,273,411	8,689,195	7,453,239	3,088,531

(7,425,354)	(157,345,812)	(25,162,548)	(4,399,730)	331,962	134,234
—	(122)	3,461	—	—	—
—	—	—	1,164,573	—	—
—	—	—	(60,199)	—	—
—	—	—	—	—	—
—	—	—	(266,174)	—	—
323,694	(1,528,762)	(5,955)	(627,614)	—	—
(7,101,660)	(158,874,696)	(25,165,042)	(4,189,144)	331,962	134,234

78,705,362	445,562,050	56,183,229	10,928,871	—	—
—	2,851	4,349	—	—	—
—	—	—	6,759	—	—
—	—	—	324,535	—	—
9,919,704	—	—	—	—	—
—	—	—	—	—	—
—	—	—	1,561,987	—	—
(605,054)	256,960	1,915	(43,372)	—	—
88,020,012	445,821,861	56,189,493	12,778,780	—	—
80,918,352	286,947,165	31,024,451	8,589,636	331,962	134,234

$110,556,868	$309,144,911	$46,297,862	$17,278,831	$7,785,201	$3,222,765

53

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	Real Return Bond Trust	Short-Term Bond Trust	Short Term Government Income Trust	Spectrum Income Trust
Interest	$14,513,128	$2,756,295	$101,999	$29,085,133
Dividends	40,646	—	—	3,064,838
Securities lending	3,230	—	—	129,009
Income from affiliated issuers	—	—	—	1,334
Less foreign taxes withheld	(5,115)	—	—	(52,562)
Total investment income	14,551,889	2,756,295	101,999	32,227,752

Expenses
Investment management fees (Note 6)	3,580,991	283,214	34,888	3,940,414
Series I distribution and service fees (Note 6)	1,983	—	—	—
Series II distribution and service fees (Note 6)	111,832	—	—	—
Accounting and legal services fees (Note 6)	91,485	8,604	831	93,558
Audit and legal fees	37,854	27,152	13,718	30,885
Printing and postage fees (Note 6)	22,862	5,353	—	40,705
Custodian fees	152,179	10,918	5,256	336,553
Trustees’ fees (Note 7)	17,450	2,821	531	16,818
Registration and filing fees	10,589	1,772	1,966	10,681
Miscellaneous	13,134	4,685	336	4,444
Tax expenses	—	—	—	—
Total expenses	4,040,359	344,519	57,526	4,474,058
Net expense reduction (Note 6)	—	—	—	(125,266)
Net expenses	4,040,359	344,519	57,526	4,348,792
Net investment income (loss)	10,511,530	2,411,776	44,473	27,878,960

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	51,389,454	(2,552,223)	59,142	(29,084,112)
Investments in affiliated issuers	—	—	—	6,416
Futures contracts	20,243,417	—	—	(774,983)
Options written	(1,216,988)	—	—	—
Short sales	(299,220)	—	—	—
Swap contracts	(19,585,173)	—	—	(19,258)
Foreign currency transactions	(1,749,627)	—	—	(3,908,719)
	48,781,863	(2,552,223)	59,142	(33,780,656)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	30,884,068	7,541,841	(8,108)	91,300,865
Investments in affiliated issuers	—	—	—	3,432
Futures contracts	(19,765,752)	—	—	477,098
Options written	2,829,302	—	—	—
Short sales	(1,771,547)	—	—	—
Swap contracts	29,225,256	—	—	22,300
Translation of assets and liabilities in foreign currencies	4,392,183	—	—	(2,628,827)
	45,793,510	7,541,841	(8,108)	89,174,868
Net realized and unrealized gain (loss)	94,575,373	4,989,618	51,034	55,394,212

Increase (decrease) in net assets from operations	$105,086,903	$7,401,394	$95,507	$83,273,172

54

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Strategic Bond Trust	Strategic Income Trust	Total Return Trust	U.S. Government Securities Trust	U.S. High Yield Bond Trust
$19,866,414	$23,305,656	$54,251,834	$4,468,913	$32,479,083
205,192	16,481	226,173	—	23,001
35,160	—	40	59,238	5,314
—	—	—	—	1,437
(9,935)	(16,246)	(3,496)	—	—
20,096,831	23,305,891	54,474,551	4,528,151	32,508,835

2,029,528	1,942,239	7,557,770	1,006,662	2,179,485
20,691	3,978	81,236	33,920	663
74,586	13,228	352,381	118,718	5,461
52,420	48,851	195,158	27,883	52,658
28,693	24,101	47,363	26,941	23,070
23,468	19,725	84,202	13,649	19,010
84,673	87,319	230,363	40,138	38,435
10,215	9,380	35,945	5,869	9,809
6,426	5,613	22,093	3,781	5,307
1,802	1,846	15,892	2,613	1,323
—	232,375	—	—	—
2,332,502	2,388,655	8,622,403	1,280,174	2,335,221
—	—	—	—	—
2,332,502	2,388,655	8,622,403	1,280,174	2,335,221
17,764,329	20,917,236	45,852,148	3,247,977	30,173,614

(34,842,024)	(13,151,018)	25,586,407	457,190	(16,161,587)
17	—	—	—	—
(2,322,744)	(1,546,572)	34,619,748	2,786,112	—
991,763	461,286	(13,505,152)	73,009	—
—	—	—	—	—
—	—	(6,256,591)	—	—
(789,603)	1,426,860	(5,668,650)	—	—
(36,962,591)	(12,809,444)	34,775,762	3,316,311	(16,161,587)

73,335,455	67,393,590	37,737,289	2,849,984	127,052,478
456	—	—	—	—
(1,667,481)	(157,848)	(36,969,987)	(273,392)	—
68,124	1,063,105	22,564,441	(246,450)	—
—	—	(11,953)	—	—
—	—	47,835,376	—	—
790,282	(14,442,735)	3,165,029	—	—
72,526,836	53,856,112	74,320,195	2,330,142	127,052,478
35,564,245	41,046,668	109,095,957	5,646,453	110,890,891

$53,328,574	$61,963,904	$154,948,105	$8,894,430	$141,064,505

55

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Active Bond Trust		Core Bond Trust		Floating Rate Income Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Period ended 12/31/08 [1]
From operations
Net investment income (loss)	$66,446,188	$128,039,379	$7,266,909	$12,820,825	$25,608,543	$30,337,189
Net realized gain (loss)	(32,520,221)	(5,171,550)	(3,368,201)	2,549,365	(23,558,685)	(909,670)
Change in net unrealized appreciation (depreciation)	151,300,498	(375,723,955)	13,429,685	(7,766,852)	166,468,046	(171,140,015)
Increase (decrease) in net assets resulting from operations	185,226,465	(252,856,126)	17,328,393	7,603,338	168,517,904	(141,712,496)
Distributions to shareholders
From net investment income
Series I	(886,034)	(5,125,318)	(24,303)	(46,193)	—	—
Series II	(3,416,050)	(21,569,328)	(75,251)	(408,387)	—	—
Series NAV	(19,041,180)	(103,299,322)	(1,851,770)	(13,067,224)	(8,266,556)	(22,196,152)
Total distributions	(23,343,264)	(129,993,968)	(1,951,324)	(13,521,804)	(8,266,556)	(22,196,152)
From Portfolio share transactions (Note 8)	(215,278,737)	(84,192,624)	409,683,470	(19,071,261)	(60,096,767)	781,628,875
Total increase (decrease)	(53,395,536)	(467,042,718)	425,060,539	(24,989,727)	100,154,581	617,720,227

Net assets
Beginning of period	2,079,291,955	2,546,334,673	263,127,022	288,116,749	617,720,227	—
End of period	$2,025,896,419	$2,079,291,955	$688,187,561	$263,127,022	$717,874,808	$617,720,227

Undistributed net investment income (loss)	$64,347,657	$21,244,733	$7,268,094	$1,952,509	$25,608,259	$8,266,272

1	Series NAV shares began operations on 1-2-08.

	Global Bond Trust		High Income Trust		High Yield Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$17,371,357	$51,661,407	$29,638,516	$47,839,494	$103,197,746	$181,031,514
Net realized gain (loss)	(14,674,258)	113,753,692	(7,101,660)	(14,498,241)	(158,874,696)	(113,948,964)
Change in net unrealized appreciation (depreciation)	34,960,793	(192,074,369)	88,020,012	(263,165,111)	445,821,861	(642,216,748)
Increase (decrease) in net assets resulting from operations	37,657,892	(26,659,270)	110,556,868	(229,823,858)	390,144,911	(575,134,198)
Distributions to shareholders
From net investment income
Series I	(9,223,341)	(784,606)	—	—	(1,207,322)	(7,185,386)
Series II	(16,407,765)	(1,336,848)	(117,789)	(121,734)	(1,284,906)	(4,954,775)
Series NAV	(60,675,732)	(5,260,606)	(12,983,006)	(48,158,425)	(26,022,332)	(168,973,777)
From net realized gain
Series I	(12,700,533)	—	—	—	—	—
Series II	(22,661,872)	—	—	(7,930)	—	—
Series NAV	(83,487,037)	—	—	(3,951,112)	—	—
Total distributions	(205,156,280)	(7,382,060)	(13,100,795)	(52,239,201)	(28,514,560)	(181,113,938)
From Portfolio share transactions (Note 8)	148,380,838	(373,455,608)	6,709,266	219,879,551	(58,378,409)	193,373,080
Total increase (decrease)	(19,117,550)	(407,496,938)	104,165,339	(62,183,508)	303,251,942	(562,875,056)

Net assets
Beginning of period	872,746,301	1,280,243,239	374,726,281	436,909,789	1,523,023,064	2,085,898,120
End of period	$853,628,751	$872,746,301	$478,891,620	$374,726,281	$1,826,275,006	$1,523,023,064

Undistributed net investment income (loss)	($26,547,406)	$42,388,075	$22,667,598	$6,129,877	$103,196,417	$28,513,231

56

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Income Trust		Investment Quality Bond Trust		Money Market Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$15,273,411	$27,321,333	$8,689,195	$21,503,029	$7,453,239	$62,289,960
Net realized gain (loss)	(25,165,042)	(34,594,097)	(4,189,144)	(7,093,120)	331,962	1,319,950
Change in net unrealized appreciation (depreciation)	56,189,493	(135,510,658)	12,778,780	(24,693,361)	—	—
Increase (decrease) in net assets resulting from operations	46,297,862	(142,783,422)	17,278,831	(10,283,452)	7,785,201	63,609,910
Distributions to shareholders
From net investment income
Series I	—	—	(2,189,290)	(9,729,684)	(6,839,973)	(50,762,752)
Series II	—	—	(1,598,295)	(8,650,108)	(1,201,660)	(12,895,006)
Series NAV	(5,666,607)	(25,290,703)	(1,543,712)	(7,248,010)	—	—
Total distributions	(5,666,607)	(25,290,703)	(5,331,297)	(25,627,802)	(8,041,633)	(63,657,758)
From Portfolio share transactions (Note 8)	(16,815,617)	168,604,326	31,840,081	(55,474,036)	131,012,315	2,220,302,653
Total increase (decrease)	23,815,638	530,201	43,787,615	(91,385,290)	130,755,883	2,220,254,805

Net assets
Beginning of period	380,093,809	379,563,608	350,763,560	442,148,850	5,211,079,098	2,990,824,293
End of period	$403,909,447	$380,093,809	$394,551,175	$350,763,560	$5,341,834,981	$5,211,079,098

Undistributed net investment income (loss)	$15,072,130	$5,465,326	$8,241,970	$4,884,072	($331,962)	$256,432

	Money Market Trust B		Real Return Bond Trust		Short-Term Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$3,088,531	$13,794,823	$10,511,530	$39,668,994	$2,411,776	$9,811,262
Net realized gain (loss)	134,234	354,135	48,781,863	(44,527,466)	(2,552,223)	(4,021,974)
Change in net unrealized appreciation (depreciation)	—	—	45,793,510	(100,571,264)	7,541,841	(36,015,702)
Increase (decrease) in net assets resulting from operations	3,222,765	14,148,958	105,086,903	(105,429,736)	7,401,394	(30,226,414)
Distributions to shareholders
From net investment income
Series I	—	—	(336,701)	(63,376)	—	—
Series II	—	—	(3,721,786)	(616,432)	—	—
Series NAV	(3,322,125)	(14,203,358)	(40,760,799)	(5,327,821)	(1,546,108)	(8,473,341)
From net realized gain
Series I	—	—	(484,002)	(268,240)	—	—
Series II	—	—	(5,390,743)	(2,768,803)	—	—
Series NAV	—	—	(58,483,379)	(22,228,886)	—	—
Total distributions	(3,322,125)	(14,203,358)	(109,177,410)	(31,273,558)	(1,546,108)	(8,473,341)
From Portfolio share transactions (Note 8)	(49,247,346)	351,300,144	73,238,721	(21,986,917)	(6,112,738)	(113,353,017)
Total increase (decrease)	(49,346,706)	351,245,744	69,148,214	(158,690,211)	(257,452)	(152,052,772)

Net assets
Beginning of period	963,389,624	612,143,880	1,063,457,640	1,222,147,851	92,204,809	244,257,581
End of period	$914,042,918	$963,389,624	$1,132,605,854	$1,063,457,640	$91,947,357	$92,204,809

Undistributed net investment income (loss)	($233,594)	—	($1,578,170)	$32,729,586	$2,411,707	$1,546,039

57

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Short Term Government Income Trust		Spectrum Income Trust		Strategic Bond Trust
Increase (decrease) in net assets	Period ended 6/30/09 (Unaudited)	[1]	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$44,473		$27,878,960	$52,379,363	$17,764,329	$46,309,190
Net realized gain (loss)	59,142		(33,780,656)	(13,342,773)	(36,962,591)	9,952,870
Change in net unrealized appreciation (depreciation)	(8,108)		89,174,868	(143,532,435)	72,526,836	(169,383,675)
Increase (decrease) in net assets resulting from operations	95,507		83,273,172	(104,495,845)	53,328,574	(113,121,615)
Distributions to shareholders
From net investment income
Series I	—		—	—	(1,443,464)	(7,561,474)
Series II	—		—	—	(1,016,115)	(5,237,712)
Series NAV	—		(1,044,342)	(68,860,461)	(8,549,545)	(35,741,377)
From net realized gain
Series NAV	—		—	(5,555,900)	—	—
Total distributions	—		(1,044,342)	(74,416,361)	(11,009,124)	(48,540,563)
From Portfolio share transactions (Note 8)	14,034,877		42,663,868	148,908,349	32,435,050	41,251,172
Total increase (decrease)	14,130,384		124,892,698	(30,003,857)	74,754,500	(120,411,006)

Net assets
Beginning of period	—		1,052,963,203	1,082,967,060	591,149,155	711,560,161
End of period	$14,130,384		$1,177,855,901	$1,052,963,203	$665,903,655	$591,149,155

Undistributed net investment income (loss)	$44,473		$25,960,996	($873,622)	$17,960,869	$11,205,664

1	Period from 1-2-09 (commencement of operations) to 6-30-09.

	Strategic Income Trust		Total Return Trust		U.S. Government Securities Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$20,917,236	$31,389,065	$45,852,148	$93,006,293	$3,247,977	$10,224,585
Net realized gain (loss)	(12,809,444)	11,766,028	34,775,762	128,973,832	3,316,311	15,081,433
Change in net unrealized appreciation (depreciation)	53,856,112	(85,508,582)	74,320,195	(166,606,967)	2,330,142	(31,390,515)
Increase (decrease) in net assets resulting from operations	61,963,904	(42,353,489)	154,948,105	55,373,158	8,894,430	(6,084,497)
Distributions to shareholders
From net investment income
Series I	(373,781)	(1,754,106)	(3,885,236)	(16,264,551)	(666,083)	(5,556,637)
Series II	(239,938)	(1,301,902)	(3,297,817)	(12,467,721)	(441,848)	(3,341,494)
Series NAV	(13,120,712)	(54,949,360)	(20,114,150)	(75,990,224)	(492,813)	(3,692,217)
From net realized gain
Series I	—	—	(15,912,065)	(3,714,536)	(3,422,059)	—
Series II	—	—	(13,890,919)	(2,789,923)	(2,435,774)	—
Series NAV	—	—	(81,815,363)	(18,044,890)	(2,489,821)	—
Total distributions	(13,734,431)	(58,005,368)	(138,915,550)	(129,271,845)	(9,948,398)	(12,590,348)
From Portfolio share transactions (Note 8)	35,099,797	151,104,589	422,101,276	(91,220,839)	5,273,872	(2,839,736)
Total increase (decrease)	83,329,270	50,745,732	438,133,831	(165,119,526)	4,219,904	(21,514,581)

Net assets
Beginning of period	544,288,942	493,543,210	2,113,553,138	2,278,672,664	324,636,487	346,151,068
End of period	$627,618,212	$544,288,942	$2,551,686,969	$2,113,553,138	$328,856,391	$324,636,487

Undistributed net investment income (loss)	$7,540,126	$357,321	$60,021,127	$41,466,182	$3,601,830	$1,954,597

58

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	U.S. High Yield Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$30,173,614	$39,228,602
Net realized gain (loss)	(16,161,587)	(16,260,295)
Change in net unrealized appreciation (depreciation)	127,052,478	(140,347,705)
Increase (decrease) in net assets resulting from operations	141,064,505	(117,379,398)
Distributions to shareholders
From net investment income
Series I	(45,298)	(48,167)
Series II	(66,489)	(129,333)
Series NAV	(8,053,323)	(36,608,019)
Total distributions	(8,165,110)	(36,785,519)
From Portfolio share transactions (Note 8)	(8,083,151)	268,888,832
Total increase (decrease)	124,816,244	114,723,915

Net assets
Beginning of period	560,641,631	445,917,716
End of period	$685,457,875	$560,641,631

Undistributed net investment income (loss)	$30,173,129	$8,164,625

59

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2009[1]	7.91	0.27	[2]	0.49	0.76	(0.10)	—	—	(0.10)	8.57	9.64	[3,4]	0.70	[5]	0.70	[5]	6.67	[5]	78		48	[8]
12-31-2008	9.40	0.49	[2]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.54)[3,6]		0.69	[7]	0.69		5.36		79		100	[8]
12-31-2007	9.88	0.51	[2]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[3,6]	0.68	[7]	0.68		5.26		117		140	[8]
12-31-2006	9.73	0.44	[2]	(0.02)	0.42	(0.27)	—	—	(0.27)	9.88	4.42	[3,6,9]	0.69	[7]	0.69		4.53		139		207
12-31-2005[10]	9.60	0.29	[2]	(0.14)	0.15	—	(0.02)	—	(0.02)	9.73	1.59	[3,4]	0.72	[5]	0.72	[5]	4.33	[5]	166		305	[11]
SERIES II
06-30-2009[1]	7.91	0.26	[2]	0.49	0.75	(0.09)	—	—	(0.09)	8.57	9.60	[3,4]	0.90	[5]	0.90	[5]	6.47	[5]	326		48	[8]
12-31-2008	9.40	0.47	[2]	(1.47)	(1.00)	(0.49)	—	—	(0.49)	7.91	(10.76)[3,6]		0.89	[7]	0.89		5.15		315		100	[8]
12-31-2007	9.87	0.49	[2]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[3,6]	0.88	[7]	0.88		5.06		559		140	[8]
12-31-2006	9.72	0.41	[2]	(0.01)	0.40	(0.25)	—	—	(0.25)	9.87	4.21	[3,6,9]	0.89	[7]	0.89		4.28		553		207
12-31-2005[10]	9.60	0.28	[2]	(0.14)	0.14	—	(0.02)	—	(0.02)	9.72	1.49	[3,4]	0.92	[5]	0.92	[5]	4.25	[5]	559		305	[11]
SERIES NAV
06-30-2009[1]	7.91	0.27	[2]	0.50	0.77	(0.10)	—	—	(0.10)	8.58	9.77	[3,4]	0.65	[5]	0.65	[5]	6.72	[5]	1,623		48	[8]
12-31-2008	9.40	0.49	[2]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.48)[3,6]		0.64	[7]	0.64		5.44		1,685		100	[8]
12-31-2007	9.89	0.52	[2]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[3,6]	0.63	[7]	0.63		5.31		1,871		140	[8]
12-31-2006	9.73	0.40	[2]	0.03	0.43	(0.27)	—	—	(0.27)	9.89	4.54	[3,6,9]	0.64	[7]	0.64		4.18		1,774		207
12-31-2005[13]	9.63	0.43	[2]	(0.19)	0.24	(0.12)	(0.02)	—	(0.14)	9.73	2.54	[3]	0.70		0.70		4.41		1,220		305	[11]
12-31-2004[12]	9.64	0.34	[2]	0.11	0.45	(0.34)	(0.12)	—	(0.46)	9.63	4.75	[3]	0.70		0.70		3.56		1,002		444
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 99% for 6-30-09, 255% for 12-31-08 and 284% for 12-31-07. Prior years exclude the effect of TBA transactions. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Series I and Series II shares began operations on 4-29-05. 11. Excludes merger activity. 12. Audited by previous Independent Registered Public Accounting Firm. 13. Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.

Core Bond Trust
SERIES I
06-30-2009[1]	12.33	0.25	[2]	0.33	0.58	(0.07)	—	—	(0.07)	12.84	4.73	[3,4]	0.78	[5]	0.78	[5]	3.96	[5]	1		220	[8]
12-31-2008	12.55	0.56	[2]	(0.14)	0.42	(0.64)	—	—	(0.64)	12.33	3.38	[4,6]	0.85	[7]	0.85		4.52		1		467	[8]
12-31-2007	12.68	0.59	[2]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[4,6]	0.80	[7]	0.79		4.71		—	[9]	336	[8]
12-31-2006	12.64	0.56	[2]	(0.11)	0.45	(0.41)	—	—	(0.41)	12.68	3.72	[4,6]	0.84	[7]	0.84		4.50		—	[9]	359
12-31-2005[10]	12.50	0.34	[2]	(0.20)	0.14	—	—	—	—	12.64	1.12	[3]	0.93	[5]	0.93	[5]	4.01	[5]	—	[9]	619	[3]
SERIES II
06-30-2009[1]	12.33	0.24	[2]	0.32	0.56	(0.07)	—	—	(0.07)	12.82	4.53	[3,4]	0.98	[5]	0.98	[5]	3.89	[5]	13		220	[8]
12-31-2008	12.54	0.53	[2]	(0.13)	0.40	(0.61)	—	—	(0.61)	12.33	3.23	[4,6]	1.03	[7]	1.03		4.28		9		467	[8]
12-31-2007	12.66	0.57	[2]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[4,6]	1.00	[7]	1.00		4.50		4		336	[8]
12-31-2006	12.61	0.53	[2]	(0.09)	0.44	(0.39)	—	—	(0.39)	12.66	3.61	[4,6]	1.04	[7]	1.04		4.28		2		359
12-31-2005[10]	12.50	0.31	[2]	(0.20)	0.11	—	—	—	—	12.61	0.88	[3]	1.11	[5]	1.11	[5]	3.49	[5]	1		619	[3]
SERIES NAV
06-30-2009[1]	12.30	0.25	[2]	0.33	0.58	(0.07)	—	—	(0.07)	12.81	4.75	[3,4]	0.71	[5]	0.71	[5]	4.04	[5]	673		220	[8]
12-31-2008	12.52	0.57	[2]	(0.14)	0.43	(0.65)	—	—	(0.65)	12.30	3.44	[4,6]	0.77	[7]	0.77		4.50		253		467	[8]
12-31-2007	12.66	0.60	[2]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[4,6]	0.75	[7]	0.74		4.75		284		336	[8]
12-31-2006	12.62	0.56	[2]	(0.10)	0.46	(0.42)	—	—	(0.42)	12.66	3.84	[4,6]	0.79	[7]	0.79		4.48		222		359
12-31-2005[10]	12.50	0.30	[2]	(0.18)	0.12	—	—	—	—	12.62	0.96	[3]	0.82	[5]	0.82	[5]	3.55	[5]	153		619	[3]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 580% for 6-30-09, 1,049% for 12-31-08 and 621% for 12-31-07. 9. Less than $500,000. 10. Series I, Series II and Series NAV shares began operations on 4-29-05.

Floating Rate Income Trust
SERIES NAV
06-30-2009[1]	9.19	0.41	[4]	2.28	2.69	(0.14)	—	—	(0.14)	11.74	29.36	[2,5]	0.74	[3]	0.74	[3]	7.88	[3]	718		32
12-31-2008[6]	12.50	0.79	[4]	(3.75)	(2.96)	(0.35)	—	—	(0.35)	9.19	(23.61)[5,7]		0.76	[8]	0.76		6.79		618		18
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Assumes dividend reinvestment. 6. Series NAV shares began operations on 1-2-08. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown.

60

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Global Bond Trust
SERIES I
06-30-2009[1]	14.44	0.28	[2]	0.12	0.40	(1.51)	(2.09)	—	(3.60)	11.24	4.52	[3,4]	0.86	[5]	0.86	[5]	4.38	[5]	88	293	[6]
12-31-2008	15.20	0.72	[2]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)[3,7]		0.89	[8]	0.89		4.69		99	487	[6]
12-31-2007	14.93	0.59	[2]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[3,7]	0.86	[8,9]	0.86	[9]	3.96		117	325	[6]
12-31-2006	14.37	0.53	[2]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[3,7,10]	0.85	[8,11]	0.85	[11]	3.61		115	204
12-31-2005	16.28	0.44	[2]	(1.49)	(1.05)	(0.73)	(0.13)	—	(0.86)	14.37	(6.66)[3]		0.86		0.86		2.89		132	327	[12]
12-31-2004[13]	15.34	0.32	[2]	1.21	1.53	(0.59)	—	—	(0.59)	16.28	10.38	[3]	0.85		0.85		2.13		438	174
SERIES II
06-30-2009[1]	14.37	0.26	[2]	0.12	0.38	(1.50)	(2.09)	—	(3.59)	11.16	4.43	[3,4]	1.06	[5]	1.06	[5]	4.17	[5]	168	293	[6]
12-31-2008	15.15	0.68	[2]	(1.38)	(0.70)	(0.08)	—	—	(0.08)	14.37	(4.66)[3,7]		1.09	[8]	1.09		4.48		172	487	[6]
12-31-2007	14.87	0.56	[2]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[3,7]	1.06	[8,9]	1.06	[9]	3.78		234	325	[6]
12-31-2006	14.34	0.50	[2]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[3,7,10]	1.05	[8,11]	1.05	[11]	3.44		200	204
12-31-2005	16.20	0.41	[2]	(1.47)	(1.06)	(0.67)	(0.13)	—	(0.80)	14.34	(6.77)[3]		1.06		1.06		2.67		143	327	[12]
12-31-2004[13]	15.29	0.29	[2]	1.21	1.50	(0.59)	—	—	(0.59)	16.20	10.21	[3]	1.05		1.05		1.93		368	174
SERIES NAV
06-30-2009[1]	14.41	0.28	[2]	0.12	0.40	(1.51)	(2.09)	—	(3.60)	11.21	4.55	[3,4]	0.80	[5]	0.80	[5]	4.43	[5]	598	293	[6]
12-31-2008	15.16	0.72	[2]	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)[3,7]		0.84	[8]	0.84		4.72		602	487	[6]
12-31-2007	14.91	0.60	[2]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[3,7]	0.81	[8,9]	0.81	[9]	4.04		929	325	[6]
12-31-2006	14.34	0.54	[2]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[3,7,10]	0.80	[8,11]	0.80	[11]	3.69		733	204
12-31-2005[14]	16.11	0.40	[2]	(1.26)	(0.86)	(0.78)	(0.13)	—	(0.91)	14.34	(5.58)[3,4]		0.80	[5]	0.80	[5]	3.16	[5]	520	327	[12]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 309% for 6-30-09, 800% for 12-31-08 and 877% for 12-31-07. Prior years exclude the effect of TBA transactions. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%. 10. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 11. Includes interest expense on securities sold short. The interest expense amounted to less than 0.01% of average net assets. 12. Excludes merger activity. 13. As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. 14. Series NAV shares began operations on 2-28-05.

High Income Trust
SERIES II
06-30-2009[1]	5.86	0.30	[4]	1.37	1.67	(0.20)	—	—	(0.20)	7.33	29.06	[2,5]	0.98	[3]	0.98	[3]	9.36	[3]	8	30
12-31-2008	11.99	1.09	[4]	(6.23)	(5.14)	(0.88)	(0.11)	—	(0.99)	5.86	(43.53)[5,6]		0.99	[7]	0.98		11.49		2	47
12-31-2007[8]	14.13	0.61	[4]	(1.61)	(1.00)	(0.61)	(0.53)	—	(1.14)	11.99	(7.03)[2,5,6]		0.97	[3,7]	0.97	[3]	6.58	[3]	1	73
SERIES NAV
06-30-2009[1]	5.81	0.46		1.21	1.67	(0.20)	—	—	(0.20)	7.28	29.37	[2,5]	0.73	[3]	0.73	[3]	14.72	[3]	471	30
12-31-2008	11.98	1.09	[4]	(6.25)	(5.16)	(0.90)	(0.11)	—	(1.01)	5.81	(43.65)[5,6]		0.74	[7]	0.73		11.35		373	47
12-31-2007	14.24	0.90	[4]	(1.34)	(0.44)	(1.23)	(0.59)	—	(1.82)	11.98	(3.40)[5,6]		0.72	[7]	0.72		6.41		436	73
12-31-2006[8]	12.50	0.60	[4]	1.14	1.74	—	—	—	—	14.24	13.92	[2,6]	0.74	[3,7]	0.74	[3]	6.87	[3]	347	81	[2]
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Series II and Series NAV shares began operations on 5-1-07 and 4-28-06, respectively.

High Yield Trust
SERIES I
06-30-2009[1]	5.89	0.41	[2]	1.15	1.56	(0.11)	—	—	(0.11)	7.34	26.81	[3,4]	0.76	[5]	0.76	[5]	12.93	[5]	73	51
12-31-2008	9.50	0.86	[2]	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)[3,6]		0.77	[7]	0.77		9.96		63	61
12-31-2007	10.66	0.82	[2]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[3,6]	0.75	[7]	0.75		7.86		110	75	[8]
12-31-2006	10.32	0.77	[2]	0.25	1.02	(0.68)	—	—	(0.68)	10.66	10.37	[3,6,9]	0.76	[7]	0.76		7.53		154	90
12-31-2005	10.51	0.76	[2]	(0.40)	0.36	(0.55)	—	—	(0.55)	10.32	3.70	[3]	0.78		0.78		7.41		179	92	[10]
12-31-2004	9.95	0.72	[2]	0.33	1.05	(0.49)	—	—	(0.49)	10.51	11.06	[3]	0.80		0.80		7.28		755	69

61

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust (continued)
SERIES II
06-30-2009[1]	5.93	0.41	[2]	1.16	1.57	(0.11)	—	—	(0.11)	7.39	26.76	[3,4]	0.96	[5]	0.96	[5]	12.72	[5]	68	51
12-31-2008	9.55	0.85	[2]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)[3,6]		0.97	[7]	0.97		9.78		57	61
12-31-2007	10.70	0.80	[2]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[3,6]	0.95	[7]	0.95		7.69		76	75	[8]
12-31-2006	10.35	0.75	[2]	0.26	1.01	(0.66)	—	—	(0.66)	10.70	10.24	[3,6,9]	0.96	[7]	0.96		7.33		101	90
12-31-2005	10.45	0.74	[2]	(0.39)	0.35	(0.45)	—	—	(0.45)	10.35	3.56	[3]	0.98		0.98		7.13		109	92	[10]
12-31-2004	9.91	0.69	[2]	0.34	1.03	(0.49)	—	—	(0.49)	10.45	10.85	[3]	1.00		1.00		6.99		691	69
SERIES NAV
06-30-2009[1]	5.86	0.41	[2]	1.14	1.55	(0.11)	—	—	(0.11)	7.30	26.79	[3,4]	0.71	[5]	0.71	[5]	13.00	[5]	1,685	51
12-31-2008	9.46	0.86	[2]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[3,6]		0.72	[7]	0.72		10.17		1,404	61
12-31-2007	10.63	0.83	[2]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[3,6]	0.70	[7]	0.70		8.07		1,900	75	[8]
12-31-2006	10.29	0.77	[2]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[3,6,9]	0.71	[7]	0.71		7.57		1,526	90
12-31-2005[11]	10.63	0.64	[2]	(0.38)	0.26	(0.60)	—	—	(0.60)	10.29	2.70	[3,4]	0.72	[5]	0.72	[5]	7.58	[5]	1,349	92	[10]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 75% for 12-31-07. Prior years exclude the effect of TBA transactions. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Excludes merger activity. 11. Series NAV shares began operations on 2-28-05.

Income Trust
SERIES NAV
06-30-2009[1]	8.06	0.33	[4]	0.73	1.06	(0.13)	—	—	(0.13)	8.99	13.26	[2,5]	0.87	[3]	0.87	[3]	8.25	[3]	404	33
12-31-2008	12.13	0.70	[4]	(4.18)	(3.48)	(0.59)	—	—	(0.59)	8.06	(28.64)[5,6]		0.87	[7]	0.87		6.59		380	42
12-31-2007[8]	12.50	0.45	[4]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[2,5,6]		0.86	[3,7]	0.86	[3]	5.38	[3]	380	129	[2]
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Series NAV shares began operations on 5-1-07.

Investment Quality Bond Trust
SERIES I
06-30-2009[1]	10.36	0.25	[2]	0.24	0.49	(0.16)	—	—	(0.16)	10.69	4.73	[3,5]	0.72	[4]	0.72	[4]	4.97	[4]	166	22
12-31-2008	11.30	0.56	[2]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)[5,6]		0.73	[7]	0.73		5.08		139	105
12-31-2007	11.66	0.59	[2]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[5,6]	0.71	[7]	0.71		5.08		164	70
12-31-2006	11.98	0.55	[2]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[5,6]	0.72	[7]	0.72		4.79		183	28
12-31-2005	12.41	0.61	[2]	(0.34)	0.27	(0.70)	—	—	(0.70)	11.98	2.26	[5]	0.74		0.74		5.08		227	30
12-31-2004	12.58	0.61	[2]	(0.03)	0.58	(0.75)	—	—	(0.75)	12.41	4.81	[5]	0.74		0.74		4.94		362	23
SERIES II
06-30-2009[1]	10.37	0.24	[2]	0.23	0.47	(0.15)	—	—	(0.15)	10.69	4.60	[3,5]	0.92	[4]	0.92	[4]	4.76	[4]	118	22
12-31-2008	11.29	0.54	[2]	(0.73)	(0.19)	(0.73)	—	—	(0.73)	10.37	(1.72)[5,6]		0.93	[7]	0.93		4.88		113	105
12-31-2007	11.64	0.56	[2]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[5,6]	0.91	[7]	0.91		4.89		161	70
12-31-2006	11.96	0.53	[2]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[5,6]	0.92	[7]	0.92		4.60		143	28
12-31-2005	12.37	0.59	[2]	(0.35)	0.24	(0.65)	—	—	(0.65)	11.96	2.03	[5]	0.94		0.94		4.90		90	30
12-31-2004	12.55	0.57	[2]	(0.01)	0.56	(0.74)	—	—	(0.74)	12.37	4.65	[5]	0.94		0.94		4.67		110	23
SERIES NAV
06-30-2009[1]	10.34	0.26	[2]	0.23	0.49	(0.16)	—	—	(0.16)	10.67	4.75	[3,5]	0.67	[4]	0.67	[4]	5.00	[4]	111	22
12-31-2008	11.27	0.57	[2]	(0.74)	(0.17)	(0.76)	—	—	(0.76)	10.34	(1.52)[5,6]		0.68	[7]	0.68		5.14		99	105
12-31-2007	11.65	0.59	[2]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[5,6]	0.66	[7]	0.66		5.13		117	70
12-31-2006	11.97	0.55	[2]	(0.15)	0.40	(0.72)	—	—	(0.72)	11.65	3.65	[5,6]	0.67	[7]	0.67		4.82		96	28
12-31-2005[8]	12.45	0.52	[2]	(0.28)	0.24	(0.72)	—	—	(0.72)	11.97	2.06	[3,5]	0.67	[4]	0.67	[4]	5.14	[4]	59	30
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Annualized. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Series NAV shares began operations on 2-28-05.

Money Market Trust
SERIES I
06-30-2009[1]	10.00	0.02	[2]	—	(0.02)	(0.02)	—	—	(0.02)	10.00	0.18	[3,4]	0.59	[5]	0.59	[5]	0.33	[5]	3,805	—
12-31-2008	10.00	0.18	[2]	—	0.18	(0.18)	—	—	(0.18)	10.00	1.76	[3,6]	0.58	[7]	0.58		1.66		3,708	—
12-31-2007	10.00	0.45	[2]	—	0.45	(0.45)	—	—	(0.45)	10.00	4.56	[3,6]	0.56	[7]	0.55		4.43		2,504	—
12-31-2006	10.00	0.44	[2]	—	0.44	(0.44)	—	—	(0.44)	10.00	4.43	[3,6]	0.56	[7]	0.56		4.36		2,316	—
12-31-2005	10.00	0.26	[2]	—	0.26	(0.26)	—	—	(0.26)	10.00	2.60	[3]	0.56		0.56		2.63		2,113	—
12-31-2004	10.00	0.09	[2]	—	0.09	(0.09)	—	—	(0.09)	10.00	0.90	[3]	0.53		0.53		0.89		2,186	—

62

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust (continued)
SERIES II
06-30-2009[1]	10.00	0.01	[2]	—	0.01	(0.01)	—	—	(0.01)	10.00	0.08	[3,4]	0.79	[5]	0.79	[5]	0.13	[5]	1,537	—
12-31-2008	10.00	0.16	[2]	—	0.16	(0.16)	—	—	(0.16)	10.00	1.56	[3,6]	0.78	[7]	0.78		1.36		1,503	—
12-31-2007	10.00	0.43	[2]	—	0.43	(0.43)	—	—	(0.43)	10.00	4.35	[3,6]	0.76	[7]	0.75		4.22		487	—
12-31-2006	10.00	0.42	[2]	—	0.42	(0.42)	—	—	(0.42)	10.00	4.23	[3,6]	0.76	[7]	0.76		4.22		339	—
12-31-2005	10.00	0.25	[2]	—	0.25	(0.25)	—	—	(0.25)	10.00	2.50	[3]	0.76		0.76		2.47		231	—
12-31-2004	10.00	0.06	[2]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.60	[3]	0.73		0.73		0.62		186	—
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown.

Money Market Trust B
SERIES NAV
06-30-2009[1]	1.00	—	[2]	—	—	— [2]	—	—	—	1.00	0.35	[3,4,5]	0.55	[7]	0.30	[7]	0.65	[7]	914	—
12-31-2008	1.00	0.02	[8]	—	0.02	(0.02)	—	—	(0.02)	1.00	2.11	[3,4]	0.53	[6]	0.29		1.97		963	—
12-31-2007	1.00	0.05	[8]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.82	[3,4]	0.51	[6]	0.28		4.67		612	—
12-31-2006	1.00	0.05	[8]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.70	[3,4]	0.51	[6]	0.28		4.61		480	—
12-31-2005[9]	1.00	0.03	[8]	—	0.03	(0.03)	—	—	(0.03)	1.00	2.97	[3,4]	0.50	[6]	0.28		2.91		442	—
12-31-2004[10]	1.00	0.01		—	0.01	(0.01)	—	—	(0.01)	1.00	1.09	[3]	0.33		0.33		1.05		472	—
1. Unaudited. 2. Less than $0.01 per share. 3. Assumes dividend reinvestment.4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Based on the average of the shares outstanding. 9. Effective 4-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the former VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B. 10. Audited by previous Independent Registered Public Accounting Firm.

Real Return Bond Trust
SERIES I
06-30-2009[1]	11.66	0.12	[2]	1.01	1.13	(0.50)	(0.72)	—	(1.22)	11.57	10.14	[3,4]	0.79	[5]	0.79	[5]	2.07	[5]	7	223	[9]
12-31-2008	13.54	0.49	[2]	(1.96)	(1.47)	(0.08)	(0.33)	—	(0.41)	11.66	(11.28)[3,6]		0.83	[7,8]	0.83	[8]	3.69		9	1,032	[9]
12-31-2007	12.99	0.70	[2]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[3,6]	0.80	[7,8]	0.79	[8]	5.31		10	911	[9]
12-31-2006	13.55	0.54	[2]	(0.52)	0.02	(0.33)	(0.25)	—	(0.58)	12.99	0.23	[3,6]	0.82	[7,8]	0.82	[8]	4.09		5	989
12-31-2005	14.00	0.27	[2]	(0.08)	0.19	—	(0.64)	—	(0.64)	13.55	1.44	[3]	0.81		0.81		1.93		4	1,239
12-31-2004	13.11	0.09	[2]	1.08	1.17	(0.06)	(0.22)	—	(0.28)	14.00	9.06	[3]	0.82		0.82		0.68		196	1,151
SERIES II
06-30-2009[1]	11.55	0.10	[2]	1.02	1.12	(0.50)	(0.72)	—	(1.22)	11.45	10.12	[3,4]	0.99	[5]	0.99	[5]	1.77	[5]	91	223	[9]
12-31-2008	13.45	0.46	[2]	(1.96)	(1.50)	(0.07)	(0.33)	—	(0.40)	11.55	(11.54)[3,6]		1.03	[7,8]	1.03	[8]	3.50		87	1,032	[9]
12-31-2007	12.88	0.67	[2]	0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35	[3,6]	1.00	[7,8]	0.99	[8]	5.13		100	911	[9]
12-31-2006	13.45	0.50	[2]	(0.51)	(0.01)	(0.31)	(0.25)	—	(0.56)	12.88	(0.04)[3,6]		1.02	[7,8]	1.02	[8]	3.84		108	989
12-31-2005	13.95	0.29	[2]	(0.13)	0.16	(0.02)	(0.64)	—	(0.66)	13.45	1.21	[3]	1.02		1.02		2.14		145	1,239
12-31-2004	13.10	0.06	[2]	1.07	1.13	(0.06)	(0.22)	—	(0.28)	13.95	8.73	[3]	1.02		1.02		0.50		343	1,151
SERIES NAV
06-30-2009[1]	11.55	0.12	[2]	1.01	1.13	(0.50)	(0.72)	—	(1.22)	11.46	10.25	[3,4]	0.74	[5]	0.74	[5]	2.01	[5]	1,035	223	[9]
12-31-2008	13.42	0.48	[2]	(1.94)	(1.46)	(0.08)	(0.33)	—	(0.41)	11.55	(11.30)[3,6]		0.78	[7,8]	0.78	[8]	3.71		967	1,032	[9]
12-31-2007	12.88	0.70	[2]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[3,6]	0.75	[7,8]	0.74	[8]	5.38		1,112	911	[9]
12-31-2006	13.45	0.54	[2]	(0.52)	0.02	(0.34)	(0.25)	—	(0.59)	12.88	0.20	[3,6]	0.77	[7,8]	0.77	[8]	4.15		872	989
12-31-2005[10]	13.93	0.31	[2]	(0.05)	0.26	(0.10)	(0.64)	—	(0.74)	13.45	1.95	[3,4]	0.76	[5]	0.76	[5]	2.70	[5]	542	1,239
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets. 9. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 290% for 6-30-09, 1,169% for 12-31-08 and 1,037% for 12-31-07. Prior years exclude the effect of TBA transactions. 10. Series NAV shares began operation on 2-28-05.

Short-Term Bond Trust
SERIES NAV
06-30-2009[1]	6.97	0.18	[5]	0.39	0.57	(0.12)	—	—	(0.12)	7.42	8.26	[2,4]	0.73	[3]	0.73	[3]	5.11	[3]	92	21
12-31-2008	9.44	0.44	[5]	(2.23)	(1.79)	(0.68)	—	—	(0.68)	6.97	(18.92)[4,6]		0.66	[7]	0.66		4.81		92	47
12-31-2007	10.08	0.45	[5]	(0.12)	0.33	(0.93)	—	(0.04)	(0.97)	9.44	3.35	[4,6]	0.60	[7]	0.60		4.55		244	60
12-31-2006	9.98	0.41	[5]	0.03	0.44	(0.34)	—	—	(0.34)	10.08	4.55	[4,6,8]	0.62	[7]	0.62		4.15		297	99
12-31-2005[9]	9.93	0.31	[5]	(0.11)	0.20	(0.15)	—	—	(0.15)	9.98	2.07	[4]	0.72		0.72		3.08		207	36
12-31-2004[10]	10.13	0.30		(0.15)	0.15	(0.30)	—	(0.05)	(0.35)	9.93	1.42	[4]	0.69		0.69		2.96		253	39
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Assumes dividend reinvestment. 5. Based on the average of the shares outstanding. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 9. Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond Trust. Additionally, the accounting and performance history of the former VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond Trust. 10. Audited by previous Independent Registered Public Accounting Firm.

63

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Short Term Government Income Trust
SERIES NAV
06-30-2009[1,4]	12.50	0.04	[5]	0.07	0.11	—	—	—	—	12.61	0.88	[2]	0.94	[3]	0.94	[3]	0.73	[3]	14	113	[6]
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Series NAV shares began operations on 1-2-09. 5. Based on the average of the shares outstanding. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 117% for 6-30-09.

Spectrum Income Trust
SERIES NAV
06-30-2009[1]	11.23	0.29	[4]	0.57	0.86	(0.01)	—	—	(0.01)	12.08	7.67	[2,5,8]	0.83	[3]	0.81	[3]	5.20	[3]	1,178	31	[7]
12-31-2008	13.31	0.61	[4]	(1.84)	(1.23)	(0.79)	(0.06)	—	(0.85)	11.23	(9.30)[5,8]		0.86	[6,9]	0.84	[9]	4.76		1,053	69	[7]
12-31-2007	13.63	0.61	[4]	0.17	0.78	(0.95)	(0.15)	—	(1.10)	13.31	5.88	[5,8]	0.88	[6]	0.86		4.48		1,083	83	[7]
12-31-2006	12.71	0.55	[4]	0.45	1.00	(0.08)	— [10]	—	(0.08)	13.63	7.90	[5,8]	0.93	[6]	0.92		4.19		867	75
12-31-2005[11]	12.50	0.09	[4]	0.12	0.21	—	—	—	—	12.71	1.68	[2,5]	0.77	[3,6]	0.75	[3]	3.84	[3]	551	21
1. Unaudited. 2. Not annualized. 3. Annualized. 4. Based on the average of the shares outstanding. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Does not take into consideration expense reductions during the periods shown. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 48% for 6-30-09, 121% for 12-31-08 and 117% for 12-31-07, respectively. Prior years exclude the effect of TBA transactions. 8. Assumes dividend reinvestment. 9. Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.86% and 0.84% for the year ended 12-31-08. 10. Less than $0.01 per share. 11. Series NAV shares began operations on 10-24-05.

Strategic Bond Trust
SERIES I
06-30-2009[1]	8.42	0.25	[2]	0.47	0.72	(0.15)	—	—	(0.15)	8.99	8.68	[3,4]	0.79	[5]	0.79	[5]	5.92	[5]	85	37	[6]
12-31-2008	10.91	0.71	[2]	(2.47)	(1.76)	(0.73)	—	—	(0.73)	8.42	(16.08)[3,7]		0.81	[8]	0.81		6.96		86	65	[6]
12-31-2007	12.01	0.66	[2]	(0.66)	— [9]	(1.10)	—	—	(1.10)	10.91	(0.07)[3,7]		0.79	[8]	0.79		5.71		147	83	[6]
12-31-2006	12.03	0.61	[2]	0.17	0.78	(0.80)	—	—	(0.80)	12.01	6.97	[3,7]	0.80	[8]	0.80		5.26		170	141
12-31-2005	12.05	0.52	[2]	(0.21)	0.31	(0.33)	—	—	(0.33)	12.03	2.70	[3]	0.81		0.81		4.35		188	59
12-31-2004	11.73	0.45	[2]	0.31	0.76	(0.44)	—	—	(0.44)	12.05	6.66	[3]	0.83		0.83		3.88		539	52
SERIES II
06-30-2009[1]	8.43	0.24	[2]	0.48	0.72	(0.15)	—	—	(0.15)	9.00	8.63	[3,4]	0.99	[5]	0.99	[5]	5.70	[5]	70	37	[6]
12-31-2008	10.91	0.69	[2]	(2.46)	(1.77)	(0.71)	—	—	(0.71)	8.43	(16.22)[3,7]		1.01	[8]	1.01		6.77		60	65	[6]
12-31-2007	12.00	0.64	[2]	(0.67)	(0.03)	(1.06)	—	—	(1.06)	10.91	(0.35)[3,7]		0.99	[8]	0.99		5.51		99	83	[6]
12-31-2006	12.01	0.59	[2]	0.18	0.77	(0.78)	—	—	(0.78)	12.00	6.86	[3,7]	1.00	[8]	1.00		5.07		111	141
12-31-2005	11.98	0.49	[2]	(0.20)	0.29	(0.26)	—	—	(0.26)	12.01	2.44	[3]	1.01		1.01		4.09		114	59
12-31-2004	11.69	0.42	[2]	0.30	0.72	(0.43)	—	—	(0.43)	11.98	6.39	[3]	1.03		1.03		3.63		407	52
SERIES NAV
06-30-2009[1]	8.39	0.25	[2]	0.47	0.72	(0.15)	—	—	(0.15)	8.96	8.72	[3,4]	0.74	[5]	0.74	[5]	5.93	[5]	510	37	[6]
12-31-2008	10.88	0.71	[2]	(2.46)	(1.75)	(0.74)	—	—	(0.74)	8.39	(16.06)[3,7]		0.76	[8]	0.76		7.05		445	65	[6]
12-31-2007	11.98	0.67	[2]	(0.66)	0.01	(1.11)	—	—	(1.11)	10.88	0.03	[3,7]	0.74	[8]	0.74		5.79		466	83	[6]
12-31-2006	12.00	0.61	[2]	0.18	0.79	(0.81)	—	—	(0.81)	11.98	7.05	[3,7]	0.75	[8]	0.75		5.24		335	141
12-31-2005[10]	12.11	0.46	[2]	(0.20)	0.26	(0.37)	—	—	(0.37)	12.00	2.25	[3,4]	0.74	[5]	0.74	[5]	4.55	[5]	401	59
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 126% for 6-30-09, 300% for 12-31-08 and 463% for 12-31-07. Prior years exclude the effect of TBA transactions. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Less than $0.01 per share. 10. Series NAV shares began operations on 2-28-05.

Strategic Income Trust
SERIES I
06-30-2009[1]	11.20	0.42	[2,6]	0.78	1.20	(0.27)	—	—	(0.27)	12.13	10.88	[3,4]	0.82	[6]	0.82	[6]	7.40	[5,6]	18	29	[7]
12-31-2008	13.73	0.81	[2]	(1.96)	(1.15)	(1.38)	—	—	(1.38)	11.20	(8.61)[4,8]		0.82	[9]	0.81		6.17		16	40	[7]
12-31-2007	13.24	0.77	[2]	0.01	0.78	(0.29)	—	—	(0.29)	13.73	5.87	[4,8]	0.83	[9]	0.83		5.62		14	80	[7]
12-31-2006	13.15	0.59	[2]	(0.05)	0.54	(0.45)	— [10]	—	(0.45)	13.24	4.13	[4,8]	0.90	[9]	0.90		4.42		10	125
12-31-2005	13.41	0.45	[2]	(0.17)	0.28	(0.51)	(0.03)	—	(0.54)	13.15	2.13	[4]	1.07		1.07		3.30		11	33
12-31-2004[11]	12.50	0.25	[2]	0.87	1.12	(0.21)	—	—	(0.21)	13.41	8.93	[3,4]	1.24	[5]	1.24	[5]	2.95	[5]	6	24	[3]
SERIES II
06-30-2009[1]	11.22	0.41	[2,6]	0.79	1.20	(0.27)	—	—	(0.27)	12.15	10.83	[3,4]	1.02	[6]	1.02	[6]	7.19	[5,6]	12	29	[7]
12-31-2008	13.74	0.78	[2]	(1.95)	(1.17)	(1.35)	—	—	(1.35)	11.22	(8.76)[4,8]		1.02	[9]	1.01		5.89		10	40	[7]
12-31-2007	13.27	0.73	[2]	— [10]	0.73	(0.26)	—	—	(0.26)	13.74	5.54	[4,8]	1.03	[9]	1.03		5.37		17	80	[7]
12-31-2006	13.15	0.56	[2]	(0.05)	0.51	(0.39)	— [10]	—	(0.39)	13.27	3.95	[4,8]	1.10	[9]	1.10		4.22		20	125
12-31-2005	13.41	0.42	[2]	(0.16)	0.26	(0.49)	(0.03)	—	(0.52)	13.15	1.92	[4]	1.27		1.27		3.09		22	33
12-31-2004[11]	12.50	0.23	[2]	0.88	1.11	(0.20)	—	—	(0.20)	13.41	8.87	[3,4]	1.44	[5]	1.44	[5]	2.67	[5]	13	24	[3]

64

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Strategic Income Trust (continued)
SERIES NAV
06-30-2009[1]	11.18	0.42	[2,6]	0.79	1.21	(0.27)	—	—	(0.27)	12.12	11.00	[3,4]	0.77	[6]	0.77	[6]	7.43	[5,6]	598		29	[7]
12-31-2008	13.71	0.82	[2]	(1.96)	(1.14)	(1.39)	—	—	(1.39)	11.18	(8.57)[4,8]		0.77	[9]	0.76		6.23		518		40	[7]
12-31-2007	13.23	0.77	[2]	— [10]	0.77	(0.29)	—	—	(0.29)	13.71	5.84	[4,8]	0.78	[9]	0.78		5.65		463		80	[7]
12-31-2006	13.15	0.60	[2]	(0.06)	0.54	(0.46)	— [10]	—	(0.46)	13.23	4.15	[4,8]	0.80	[9]	0.80		4.56		335		125
12-31-2005[11]	13.33	0.29	[2]	0.07	0.36	(0.51)	(0.03)	—	(0.54)	13.15	2.75	[3,4]	1.03	[5]	1.03	[5]	2.96	[5]	—	[12]	33
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Annualized. 6. All expenses have been annualized except Tax expense which was 0.04% of average net assets for Series I, Series II and Series NAV, respectively. This expense decreased the net investment income (loss) by less than $0.01 for Series I and Series NAV and by $0.01 for Series II, and the net investment income (loss) ratio by 0.04% for Series I, Series II and Series NAV, respectively. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 37% for 6-30-09, 46% for 12-31-08 and 86% for 12-31-07. Prior years exclude the effect of TBA transactions. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown. 9. Does not take into consideration expense reductions during the periods shown. 10. Less than $0.01 per share. 11. Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively. 12. Less than $500,000.

Total Return Trust
SERIES I
06-30-2009[1]	13.47	0.27	[2]	0.60	0.87	(0.16)	(0.66)	—	(0.82)	13.52	6.76	[3,4]	0.79	[5]	0.79	[5]	4.12	[5]	333		257	[8]
12-31-2008	13.92	0.57	[2]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	[3,6]	0.80	[7]	0.79		4.10		327		145	[8]
12-31-2007	13.83	0.64	[2]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[3,6]	0.81	[7,9,10]	0.81	[9,10]	4.67		339		196	[8]
12-31-2006	13.81	0.57	[2]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[3,6]	0.81	[7]	0.81		4.21		368		254
12-31-2005	14.17	0.44	[2]	(0.11)	0.33	(0.34)	(0.35)	—	(0.69)	13.81	2.40	[3]	0.82		0.82		3.18		438		409	[11]
12-31-2004[12]	14.21	0.27	[2]	0.40	0.67	(0.54)	(0.17)	—	(0.71)	14.17	4.96	[3]	0.80		0.80		1.93		903		251
SERIES II
06-30-2009[1]	13.46	0.26	[2]	0.59	0.85	(0.16)	(0.66)	—	(0.82)	13.49	6.58	[3,4]	0.99	[5]	0.99	[5]	3.93	[5]	306		257	[8]
12-31-2008	13.90	0.54	[2]	(0.19)	0.35	(0.64)	(0.15)	—	(0.79)	13.46	2.53	[3,6]	1.00	[7]	0.99		3.90		264		145	[8]
12-31-2007	13.79	0.61	[2]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[3,6]	1.01	[7,9,10]	1.01	[9,10]	4.47		236		196	[8]
12-31-2006	13.78	0.54	[2]	(0.09)	0.45	(0.44)	—	—	(0.44)	13.79	3.42	[3,6]	1.01	[7]	1.01		4.01		248		254
12-31-2005	14.11	0.41	[2]	(0.10)	0.31	(0.29)	(0.35)	—	(0.64)	13.78	2.25	[3]	1.01		1.01		2.92		286		409	[11]
12-31-2004[12]	14.17	0.23	[2]	0.41	0.64	(0.53)	(0.17)	—	(0.70)	14.11	4.71	[3]	1.00		1.00		1.69		620		251
SERIES NAV
06-30-2009[1]	13.43	0.28	[2]	0.59	0.87	(0.16)	(0.66)	—	(0.82)	13.48	6.79	[3,4]	0.74	[5]	0.74	[5]	4.18	[5]	1,913		257	[8]
12-31-2008	13.88	0.57	[2]	(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	[3,6]	0.75	[7]	0.74		4.15		1,522		145	[8]
12-31-2007	13.80	0.64	[2]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[3,6]	0.76	[7,9,10]	0.76	[9,10]	4.73		1,704		196	[8]
12-31-2006	13.79	0.58	[2]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[3,6]	0.76	[7]	0.76		4.27		1,319		254
12-31-2005[13]	14.16	0.43	[2]	(0.08)	0.35	(0.37)	(0.35)	—	(0.72)	13.79	2.56	[3,4]	0.76	[5]	0.76	[5]	3.71	[5]	834		409	[11]
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 272% for 6-30-09, 476% for 12-31-08 and 286% for 12-31-07. Prior years exclude the effect of TBA transactions. 9. Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets. 10 Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%. 11 Excludes merger activity. 12 As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04. 13 Series NAV shares began operations on 2-28-05.

U.S. Government Securities Trust
SERIES I
06-30-2009[1]	12.17	0.12	[2]	0.21	0.33	(0.06)	(0.31)	—	(0.37)	12.13	2.74	[3,4]	0.74	[5]	0.74	[5]	2.04	[5]	131		18	[8]
12-31-2008	12.83	0.37	[2]	(0.55)	(0.18)	(0.48)	—	—	(0.48)	12.17	(1.41)[3,6]		0.75	[7]	0.74		2.95		140		44	[8]
12-31-2007	13.53	0.59	[2]	(0.17)	0.42	(1.12)	—	—	(1.12)	12.83	3.15	[3,6]	0.73	[7]	0.73		4.47		163		108	[8]
12-31-2006	13.64	0.56	[2]	0.01	0.57	(0.68)	—	—	(0.68)	13.53	4.39	[3,6]	0.75	[7]	0.75		4.20		181		57
12-31-2005	13.93	0.37	[2]	(0.16)	0.21	(0.24)	(0.26)	—	(0.50)	13.64	1.58	[3]	0.74		0.74		2.74		218		26
12-31-2004	14.01	0.24	[2]	0.15	0.39	(0.28)	(0.19)	—	(0.47)	13.93	2.89	[3]	0.74		0.74		1.76		471		77

65

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
U.S. Government Securities Trust (continued)
SERIES II
06-30-2009[1]	12.18	0.11	[2]	0.22	0.33	(0.06)	(0.31)	—	(0.37)	12.14	2.70	[3,4]	0.94	[5]	0.94	[5]	1.85	[5]	94		18	[8]
12-31-2008	12.84	0.34	[2]	(0.55)	(0.21)	(0.45)	—	—	(0.45)	12.18	(1.64)[3,6]		0.95	[7]	0.94		2.69		93		44	[8]
12-31-2007	13.52	0.57	[2]	(0.18)	0.39	(1.07)	—	—	(1.07)	12.84	2.93	[3,6]	0.93	[7]	0.93		4.26		81		108	[8]
12-31-2006	13.63	0.53	[2]	0.01	0.54	(0.65)	—	—	(0.65)	13.52	4.19	[3,6]	0.95	[7]	0.95		4.00		85		57
12-31-2005	13.88	0.35	[2]	(0.15)	0.20	(0.19)	(0.26)	—	(0.45)	13.63	1.45	[3]	0.94		0.94		2.53		103		26
12-31-2004	13.97	0.21	[2]	0.15	0.36	(0.26)	(0.19)	—	(0.45)	13.88	2.70	[3]	0.94		0.94		1.56		264		77
SERIES NAV
06-30-2009[1]	12.12	0.13	[2]	0.21	0.34	(0.06)	(0.31)	—	(0.37)	12.09	2.84	[3,4]	0.69	[5]	0.69	[5]	2.09	[5]	104		18	[8]
12-31-2008	12.79	0.38	[2]	(0.56)	(0.18)	(0.49)	—	—	(0.49)	12.12	(1.44)[3,6]		0.70	[7]	0.69		3.00		91		44	[8]
12-31-2007	13.49	0.60	[2]	(0.17)	0.43	(1.13)	—	—	(1.13)	12.79	3.25	[3,6]	0.68	[7]	0.68		4.50		102		108	[8]
12-31-2006	13.61	0.57	[2]	— [9,10]	0.57	(0.69)	—	—	(0.69)	13.49	4.39	[3,6]	0.70	[7]	0.70		4.29		116		57
12-31-2005[11]	13.90	0.33	[2]	(0.08)	0.25	(0.28)	(0.26)	—	(0.54)	13.61	1.82	[3,4]	0.67	[5]	0.67	[5]	2.90	[5]	96		26
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 211% for 6-30-09, 520% for 12-31-08 and 775% for 12-31-07. 9. Less than $0.01 per share. 10. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 11. Series NAV shares began operations on 2-28-05.

U.S. High Yield Bond Trust
SERIES I
06-30-2009[1]	9.19	0.52	[2]	1.84	2.36	(0.14)	—	—	(0.14)	11.41	25.80	[3,4]	0.83	[6]	0.83	[6]	10.23	[6]	4		25
12-31-2008	12.49	0.65	[2]	(3.25)	(2.60)	(0.70)	—	—	(0.70)	9.19	(20.86)[4,5]		0.84	[7]	0.83		5.64		1		46
12-31-2007	13.52	0.96	[2]	(0.58)	0.38	(1.41)	—	—	(1.41)	12.49	2.87	[4,5]	0.83	[7]	0.82		7.27		1		84
12-31-2006	13.01	0.92	[2]	0.28	1.20	(0.69)	—	—	(0.69)	13.52	9.58	[4,5]	0.80	[7]	0.80		7.11		1		118
12-31-2005[8]	12.50	0.61	[2]	(0.10)	0.51	—	—	—	—	13.01	4.08	[3]	0.87	[6]	0.87	[6]	7.35	[6]	—	[9]	134
SERIES II
06-30-2009[1]	9.22	0.51	[2]	1.86	2.37	(0.14)	—	—	(0.14)	11.45	25.78	[3,4]	1.03	[6]	1.03	[6]	10.00	[6]	7		25
12-31-2008	12.52	0.88	[2]	(3.51)	(2.63)	(0.67)	—	—	(0.67)	9.22	(21.05)[4,5]		1.04	[7]	1.03		7.57		2		46
12-31-2007	13.52	0.94	[2]	(0.58)	0.36	(1.36)	—	—	(1.36)	12.52	2.69	[4,5]	1.03	[7]	1.02		7.07		2		84
12-31-2006	13.00	0.90	[2]	0.29	1.19	(0.67)	—	—	(0.67)	13.52	9.46	[4,5]	1.04	[7]	1.04		6.94		3		118
12-31-2005[8]	12.50	0.57	[2]	(0.07)	0.50	—	—	—	—	13.00	4.00	[3]	1.06	[6]	1.06	[6]	6.48	[6]	1		134
SERIES NAV
06-30-2009[1]	9.20	0.51	[2]	1.86	2.37	(0.14)	—	—	(0.14)	11.43	25.89	[3,4]	0.78	[6]	0.78	[6]	10.04	[6]	675		25
12-31-2008	12.50	0.90	[2]	(3.50)	(2.60)	(0.70)	—	—	(0.70)	9.20	(20.79)[4,5]		0.79	[7]	0.78		7.87		557		46
12-31-2007	13.53	0.97	[2]	(0.58)	0.39	(1.42)	—	—	(1.42)	12.50	2.92	[4,5]	0.78	[7]	0.77		7.33		443		84
12-31-2006	13.02	0.93	[2]	0.27	1.20	(0.69)	—	—	(0.69)	13.53	9.62	[4,5]	0.79	[7]	0.79		7.17		348		118
12-31-2005[8]	12.50	0.51	[2]	0.01	0.52	—	—	—	—	13.02	4.16	[3]	0.83	[6]	0.83	[6]	5.83	[6]	147		134
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Assumes dividend reinvestment. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Series I, Series II and Series NAV shares began operations on 4-29-05. 9. Less than $500,000.

66

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the Trust or JHT) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means it has multiple Portfolios (the Portfolios), each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and four separate investment Portfolios, nineteen of which are presented in this report. Each of the Portfolios, with the exception of Floating Rate Income Trust, Global Bond Trust and Real Return Bond Trust, are diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M and N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (John Hancock New York). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I, issued by John Hancock Variable Life Insurance Company (JHVLICO), and to separate accounts U, V, UV and H, issued by John Hancock Life Insurance Company (JHLICO). Series NAV shares are also offered to the Lifestyle Trust. The Lifestyle Portfolios are offered by the John Hancock Trust and operate as a “fund of funds,” investing in Series NAV shares of the underlying funds of the Trust and in other permitted investments. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust, and John Hancock Distributors, LLC (JHD or the Distributor), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA, John Hancock New York, JHLICO and JHVLICO.

The Portfolios described in this report may offer three classes of shares. All Portfolios, except Floating Rate Income Trust, High Income Trust, Income Trust, Money Market Trust B, Short-Term Bond Trust, Short Term Government Income Trust and Spectrum Income Trust, offer Series I. All Portfolios, except Floating Rate Income Trust, Income Trust, Money Market Trust B, Short-Term Bond Trust, Short Term Government Income Trust and Spectrum Income Trust, offer Series II. All Portfolios, except Money Market Trust, offer Series NAV.

Each series of shares represents an interest in the same portfolio of investments of each respective Portfolio, and has equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each series of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a series that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

New Portfolios  Effective January 2, 2009, Short Term Government Income Trust commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities sold short are valued at the closing asking price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued, as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Portfolios’ shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements  The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

•	Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

•	Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

67

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

•	Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments as of June 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Totals
Active Bond Trust
Asset Backed Securities	—	$29,878,308	$17,877,896	$47,756,204
Collateralized Mortgage Obligations	—	270,021,126	18,035,815	288,056,941
Corporate Bonds	—	1,028,849,725	2,888,400	1,031,738,125
Foreign Government Obligations	—	12,380,100	—	12,380,100
Municipal Bonds	—	6,776,577	—	6,776,577
Preferred Stocks	$4,684,072	4,499,071	—	9,183,143
Supranational Obligations	—	2,469,022	—	2,469,022
Term Loans	—	435,000	—	435,000
U.S. Government Agency Obligations	—	555,525,383	—	555,525,383
U.S. Treasury Obligations	—	17,057,776	—	17,057,776
Warrants	6,572	—	—	6,572
Short Term Investments	324,276	129,149,260	—	129,473,536
Total Investments in Securities	$5,014,920	$2,057,041,348	$38,802,111	$2,100,858,379

Core Bond Trust
Asset Backed Securities	—	$31,463,365	—	$31,463,365
Collateralized Mortgage Obligations	—	131,134,440	$1,104,924	132,239,364
Corporate Bonds	—	141,450,123	—	141,450,123
Foreign Government Obligations	—	8,543,556	—	8,543,556
Supranational Obligations	—	1,023,536	—	1,023,536
U.S. Government Agency Obligations	—	304,233,528	—	304,233,528
U.S. Treasury Obligations	—	142,383,673	—	142,383,673
Short Term Investments	—	53,783,000	—	53,783,000
Total Investments in Securities	—	$814,015,221	$1,104,924	$815,120,145

Floating Rate Income Trust
Corporate Bonds	—	$70,927,413	—	$70,927,413
Term Loans	—	637,854,377	—	637,854,377
Short Term Investments	—	36,084,000	—	36,084,000
Total Investments in Securities	—	$744,865,790	—	$744,865,790

Global Bond Trust
Asset Backed Securities	—	$20,393,086	$5,164,638	$25,557,724
Collateralized Mortgage Obligations	—	88,738,353	4,760,140	93,498,493
Corporate Bonds	—	352,778,624	9,534,299	362,312,923
Foreign Government Obligations	—	223,699,524	—	223,699,524
Municipal Bonds	—	7,949,344	—	7,949,344
Options	—	5,380	—	5,380
Preferred Stocks	$122,990	2,035,500	—	2,158,490
Supranational Obligations	—	1,038,227	—	1,038,227
Term Loans	—	8,948,402	—	8,948,402
U.S. Government Agency Obligations	—	165,618,580	—	165,618,580
U.S. Treasury Obligations	—	2,416,898	—	2,416,898
Short Term Investments	—	24,452,351	—	24,452,351
Total Investments in Securities	$122,990	$898,074,269	$19,459,077	$917,656,336
Other Financial Instruments	$1,113,541	$11,746,930	—	$12,860,471
Totals	$1,236,531	$909,821,199	$19,459,077	$930,516,807

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
High Income Trust
Asset Backed Securities	—	—	$2,014,200	$2,014,200
Collateralized Mortgage Obligations	—	$13,207,705	4,132,851	17,340,556
Common Stocks	$24,344,641	670,908	85,299	25,100,848
Convertible Bonds	—	20,426,615	—	20,426,615
Corporate Bonds	—	271,093,631	22,974,880	294,068,511
Purchased Options	655,590	—	3,465,960	4,121,550
Preferred Stocks	21,850,808	7,280,773	—	29,131,581
Term Loans	—	72,423,388	2,250,745	74,674,133
Warrants	15,011	—	—	15,011
Short Term Investments	186	15,068,527	—	15,068,713
Total Investments in Securities	$46,866,236	$400,171,547	$34,923,935	$481,961,718
Other Financial Instruments	—	$11,048	($3,465,960)	($3,454,912)
Totals	$46,866,236	$400,182,595	$31,457,975	$478,506,806

High Yield Trust
Common Stocks	$52,854	—	—	$52,854
Convertible Bonds	—	$13,597,375	—	13,597,375
Corporate Bonds	—	1,560,170,535	$847,185	1,561,017,720
Foreign Government Obligations	—	53,380,209	527,486	53,907,695
Preferred Stocks	9,380,257	4,904,550	19,345	14,304,152
Term Loans	—	65,420,727	1,442,114	66,862,841
Warrants	—	—	67,305	67,305
Short Term Investments	2,844,393	84,689,434	—	87,533,827
Total Investments in Securities	$12,277,504	$1,782,162,830	$2,903,435	$1,797,343,769

Income Trust
Common Stocks	$103,198,041	$4,569,180	—	$107,767,221
Convertible Bonds	—	5,292,225	—	5,292,225
Corporate Bonds	—	250,324,385	—	250,324,385
Preferred Stocks	10,703,025	4,592,491	—	15,295,516
Term Loans	—	15,836,314	—	15,836,314
U.S. Government Agency Obligations	—	2,395,722	—	2,395,722
Short Term Investments	12,683,560	—	—	12,683,560
Total Investments in Securities	$126,584,626	$283,010,317	—	$409,594,943

Investment Quality Bond Trust
Asset Backed Securities	—	$2,866,759	—	$2,866,759
Collateralized Mortgage Obligations	—	33,527,569	—	33,527,569
Convertible Bonds	—	16,187	—	16,187
Corporate Bonds	—	193,496,879	—	193,496,879
Foreign Government Obligations	—	4,190,994	—	4,190,994
Municipal Bonds	—	4,374,707	—	4,374,707
Preferred Stocks	$27,120	29,050	—	56,170
U.S. Government Agency Obligations	—	15,445,056	—	15,445,056
U.S. Treasury Obligation	—	99,860,504	—	99,860,504
Short Term Investments	—	31,600,000	—	31,600,000
Total Investments in Securities	$27,120	$385,407,705	—	$385,434,825
Other Financial Instruments	$171,948	$280,708	—	$452,656
Totals	$199,068	$385,688,413	—	$385,887,481

Money Market Trust
Commercial Papers	—	$2,738,853,923	—	$2,738,853,923
U.S. Government Agency Obligations	—	1,937,135,393	—	1,937,135,393
U.S. Treasury Obligations	—	669,661,816	—	669,661,816
Short Term Investments	—	374,000	—	374,000
Total Investments in Securities	—	$5,346,025,132	—	$5,346,025,132

Money Market Trust B
Commercial Papers	—	$446,615,987	—	$446,615,987
U.S. Government Agency Obligations	—	304,176,199	—	304,176,199
U.S. Treasury Obligations	—	164,539,594	—	164,539,594
Total Investments in Securities	—	$915,331,780	—	$915,331,780

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Real Return Bond Trust
Asset Backed Securities	—	$38,331,906	$185,524	$38,517,430
Collateralized Mortgage Obligations	—	133,299,373	—	133,299,373
Corporate Bonds	—	190,317,327	—	190,317,327
Foreign Government Obligations	—	28,319,238	—	28,319,238
Municipal Bonds	—	6,740,625	—	6,740,625
Preferred Stocks	$470,982	830,000	—	1,300,982
Supranational Obligations	—	1,202,467	—	1,202,467
Term Loans	—	8,724,955	—	8,724,955
U.S. Government Agency Obligations	—	149,787,781	—	149,787,781
U.S. Treasury Obligations	—	1,093,747,627	—	1,093,747,627
Short Term Investments	—	57,681,000	—	57,681,000
Total Investments in Securities	$470,982	$1,708,982,299	$185,524	$1,709,638,805
Other Financial Instruments	($184,876)	$5,106,451	—	$4,921,575
Totals	$286,106	$1,714,088,750	$185,524	$1,714,560,380

Short-Term Bond Trust
Asset Backed Securities	—	$2,784,428	$3,619,533	$6,403,961
Collateralized Mortgage Obligations	—	34,402,414	3,204,801	37,607,215
Corporate Bonds	—	32,156,488	—	32,156,488
U.S. Government Agency Obligations	—	6,369,427	—	6,369,427
Short Term Investments	—	8,929,000	—	8,929,000
Total Investments in Securities	—	$84,641,757	$6,824,334	$91,466,091

Short-Term Government Income Trust
Collateralized Mortgage Obligations	—	—	$380,859	$380,859
U.S. Government Agency Obligations	—	$10,803,765	—	10,803,765
U.S. Treasury Obligations	—	2,811,174	—	2,811,174
Total Investments in Securities	—	$13,614,939	$380,859	$13,995,798

Spectrum Income Trust
Asset Backed Securities	—	$24,579,878	—	$24,579,878
Collateralized Mortgage Obligations	—	37,273,934	—	37,273,934
Common Stocks	$178,112,608	3,177,664	—	181,290,272
Convertible Bonds	—	4,350,627	—	4,350,627
Corporate Bonds	—	401,569,393	$679,668	402,249,061
Foreign Government Obligations	—	145,256,148	170,400	145,426,548
Municipal Bonds	—	3,759,675	—	3,759,675
Preferred Stocks	2,390,238	—	72,000	2,462,238
Supranational Obligations	—	3,682,551	—	3,682,551
Term Loans	—	21,511,767	—	21,511,767
U.S. Government Agency Obligations	—	249,997,242	—	249,997,242
U.S. Treasury Obligations	—	28,801,062	—	28,801,062
Short Term Investments	7,889,521	68,097,647	—	75,987,168
Total Investments in Securities	$188,392,367	$992,057,588	$922,068	$1,181,372,023
Other Financial Instruments	$15,006	($645,451)	—	($630,445)
Totals	$188,407,373	$991,412,137	$922,068	$1,180,741,578

Strategic Bond Trust
Asset Backed Securities	—	$18,304,612	—	$18,304,612
Collateralized Mortgage Obligations	—	46,332,490	—	46,332,490
Common Stocks	$516	—	—	516
Corporate Bonds	—	293,594,895	$261,732	293,856,627
Foreign Government Obligations	—	21,936,433	—	21,936,433
Preferred Stocks	650,036	2,204,840	—	2,854,876
Supranational Obligations	—	2,287,424	—	2,287,424
Term Loans	—	13,623,831	—	13,623,831
U.S. Government Agency Obligations	—	246,313,455	—	246,313,455
U.S. Treasury Obligations	—	69,635,652	—	69,635,652
Short Term Investments	443,286	32,214,572	—	32,657,858
Total Investments in Securities	$1,093,838	$746,448,204	$261,732	$747,803,774
Other Financial Instruments	($568,925)	—	—	($568,925)
Totals	$524,913	$746,448,204	$261,732	$747,234,849

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Strategic Income Trust
Asset Backed Securities	—	$1,183,230	$901,800	$2,085,030
Collateralized Mortgage Obligations	—	61,628,209	8,198,725	69,826,934
Common Stocks	$3,780,932	765,000	—	4,545,932
Convertible Bonds	—	757,613	—	757,613
Corporate Bonds	—	294,360,381	3,280,537	297,640,918
Foreign Government Obligations	—	111,539,090	—	111,539,090
Purchased Options	30,000	756,756	952,649	1,739,405
Supranational Obligations	—	28,803,820	—	28,803,820
Term Loans	—	16,106,845	645,598	16,752,443
U.S. Government Agency Obligations	—	57,021,373	—	57,021,373
U.S. Treasury Obligations	—	17,164,754	—	17,164,754
Short Term Investments	—	21,194,971	—	21,194,971
Total Investments in Securities	$3,810,932	$611,282,042	$13,979,309	$629,072,283
Other Financial Instruments	($157,848)	($1,322,113)	($652,242)	($2,132,203)
Totals	$3,653,084	$609,959,929	$13,327,067	$626,940,080

Total Return Trust
Asset Backed Securities	—	$69,290,787	$1,222,454	$70,513,241
Collateralized Mortgage Obligations	—	206,906,548	—	206,906,548
Convertible Bonds	—	861,000	—	861,000
Corporate Bonds	—	628,236,377	—	628,236,377
Foreign Government Obligations	—	1,768,841	—	1,768,841
Municipal Bonds	—	80,890,493	—	80,890,493
Options	—	15,132,954	—	15,132,954
Preferred Stocks	—	76,104,300	—	76,104,300
Supranational Obligations	—	519,512	—	519,512
Term Loans	—	11,368,926	—	11,368,926
U.S. Government Agency Obligations	—	1,838,586,963	—	1,838,586,963
U.S. Treasury Obligations	—	281,857,863	—	281,857,863
Short Term Investments	—	53,247,950	—	53,247,950
Total Investments in Securities	—	$3,264,772,514	$1,222,454	$3,265,994,968
Other Financial Instruments	$12,623,490	$15,196,314	—	$27,819,804
Totals	$12,623,490	$3,279,968,828	$1,222,454	$3,293,814,772

U.S. Government Securities Trust
Asset Backed Securities	—	$12,290,861	$1,093,613	$13,384,474
Collateralized Mortgage Obligations	—	27,858,575	—	27,858,575
Corporate Bonds	—	395,650	—	395,650
Preferred Stocks	$86,786	—	—	86,786
U.S. Government Agency Obligations	—	287,383,390	—	287,383,390
U.S. Treasury Obligations	—	34,950,950	—	34,950,950
Short Term Investments	—	51,821,000	—	51,821,000
Total Investments in Securities	$86,786	$414,700,426	$1,093,613	$415,880,825
Other Financial Instruments	($1,731,217)	—	—	($1,731,217)
Totals	($1,644,431)	$414,700,426	$1,093,613	$414,149,608

U.S. High Yield Bond Trust
Collateralized Mortgage Obligations	—	$1,041,637	—	$1,041,637
Convertible Bonds	—	1,766,895	—	1,766,895
Corporate Bonds	—	514,822,761	35,000	514,857,761
Preferred Stocks	—	364,263	—	364,263
Term Loans	—	136,448,088	—	136,448,088
Short Term Investments	—	29,250,000	—	29,250,000
Total Investments in Securities	—	$683,693,644	$35,000	$683,728,644

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The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Active Bond Trust
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Totals
Balance as of 12/31/08	$27,322,533	$34,888,893	$6,082,494	$68,293,920
Accrued discounts/premiums	131,657	77,851	355	209,863
Realized gain (loss)	(747,302)	1,970,223	—	1,222,921
Change in unrealized appreciation (depreciation)	(5,593,323)	(147,892)	84,107	(5,657,108)
Net purchases (sales)	(3,360,769)	(3,107,065)	—	(6,467,834)
Transfers in and/out of Level 3	125,100	(15,646,195)	(3,278,556)	(18,799,651)
Balance as of 6/30/09	$17,877,896	$18,035,815	$2,888,400	$38,802,111

Core Bond Trust
	Collateralized Mortgage Obligations
Balance as of 12/31/08	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	$1,104,924
Transfers in and/out of Level 3	—
Balance as of 6/30/09	$1,104,924

Global Bond Trust
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Totals
Balance as of 12/31/08	$743,878	$5,405,377	$8,936,435	$15,085,690
Accrued discounts/premiums	3,615	6,018	—	9,633
Realized gain (loss)	—	(143,584)	—	(143,584)
Change in unrealized appreciation (depreciation)	(182,352)	287,482	335,308	440,438
Net purchases (sales)	4,599,497	(795,153)	1,860,056	5,664,400
Transfers in and/out of Level 3	—	—	(1,597,500)	(1,597,500)
Balance as of 6/30/09	$5,164,638	$4,760,140	$9,534,299	$19,459,077

High Income Trust
	Asset Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds	Purchased Options	Term Loans	Totals	Other Financial Instruments
Balance as of 12/31/08	$1,492,000	$12,131,137	$82,748	$4,357,507	$13,385,664	$1,470,858	$32,919,914	($13,385,664)
Accrued discounts/premiums	—	18,291	—	330,494	—	126,804	475,589	—
Realized gain (loss)	—	(220,313)	—	(775,068)	—	—	(995,381)	—
Change in unrealized appreciation (depreciation)	522,200	1,674,250	11,572	6,507,663	(9,919,704)	(159,649)	(1,363,668)	9,919,704
Net purchases (sales)	—	(6,731,371)	—	11,579,947	—	1,642,232	6,490,808	—
Transfers in and/out of Level 3	—	(2,739,143)	(9,021)	974,337	—	(829,500)	(2,603,327)	—
Balance as of 6/30/09	$2,014,200	$4,132,851	$85,299	$22,974,880	$3,465,960	$2,250,745	$34,923,935	($3,465,960)

High Yield Trust
	Common Stocks	Corporate Bonds	Foreign Government Obligations	Preferred Stocks	Term Loans	Warrants	Totals
Balance as of 12/31/08	$81,568	$4,964,218	$1,435,639	—	$4,646,050	$84,735	$11,212,210
Accrued discounts/premiums	—	36,915	(212,024)	—	—	—	(175,109)
Realized gain (loss)	(3,372,213)	—	(82,378)	—	(1,879,690)	—	(5,334,281)
Change in unrealized appreciation (depreciation)	$3,290,645	(126,613)	426,431	—	3,016,061	(18,995)	6,587,529
Net purchases (sales)	—	936,883	122,927	$19,345	(4,340,307)	1,565	(3,259,587)
Transfers in and/out of Level 3	—	(4,964,218)	(1,163,109)	—	—	—	(6,127,327)
Balance as of 6/30/09	—	$847,185	$527,486	$19,345	$1,442,114	$67,305	$2,903,435

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Real Return Bond Trust
Asset Backed Securities
Balance as of 12/31/08	$781,220
Accrued discounts/premiums	37
Realized gain (loss)	740
Change in unrealized appreciation (depreciation)	(4,428)
Net purchases (sales)	(128,868)
Transfers in and/out of Level 3	(463,177)
Balance as of 6/30/09	$185,524

Short Term Bond Trust
	Asset Backed Securities	Collateralized Mortgage Obligations	Totals
Balance as of 12/31/08	$4,805,176	$3,759,688	$8,564,864
Accrued discounts/premiums	3,532	—	3,532
Realized gain (loss)	5,429	229	5,658
Change in unrealized appreciation (depreciation)	(850,774)	402,713	(448,061)
Net purchases (sales)	(343,830)	(957,829)	(1,301,659)
Transfers in and/out of Level 3	—	—	—
Balance as of 6/30/09	$3,619,533	$3,204,801	$6,824,334

Short Term Government Income Trust
Collateralized Mortgage Obligations
Balance as of 12/31/08	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	$380,859
Transfers in and/out of Level 3	—
Balance as of 6/30/09	$380,859

Spectrum Income Trust
	Corporate Bonds	Foreign Government Obligations	Preferred Stocks	Totals
Balance as of 12/31/08	$902,785	$86,250	—	$989,035
Accrued discounts/premiums	14	2,171	—	2,185
Realized gain (loss)	(130,574)	(24)	—	(130,598)
Change in unrealized appreciation (depreciation)	842,076	(11,746)	—	830,330
Net purchases (sales)	(934,633)	93,749	—	(840,884)
Transfers in and/out of Level 3	—	—	$72,000	72,000
Balance as of 6/30/09	$679,668	$170,400	$72,000	$922,068

Strategic Bond Trust
	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds	Totals
Balance as of 12/31/08	$6,493,446	$11,039	$2,975,080	$9,479,565
Accrued discounts/premiums	209	—	22,072	22,281
Realized gain (loss)	99,651	(441,132)	—	(341,481)
Change in unrealized appreciation (depreciation)	83,897	$430,093	52,772	566,762
Net purchases (sales)	($6,677,203)	—	25,350	(6,651,853)
Transfers in and/out of Level 3	—	—	(2,813,542)	(2,813,542)
Balance as of 6/30/09	—	—	$261,732	$261,732

Strategic Income Trust
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Purchased Options	Term Loans	Totals	Other Financial Instruments
Balance as of 12/31/08	$668,000	$6,857,961	$408,199	$1,828,331	—	$9,762,491	($1,510,665)
Accrued discounts/premiums	—	36,044	43,748	—	—	79,792	—
Realized gain (loss)	—	9,598	—	(648,246)	—	(638,648)	—
Change in unrealized appreciation (depreciation)	233,800	1,435,078	1,294,820	(1,342,308)	($13,176)	1,608,214	1,063,105
Net purchases (sales)	—	978,594	1,533,770	1,114,872	658,774	4,286,010	(204,682)
Transfers in and/out of Level 3	—	(1,118,550)	—	—	—	(1,118,550)	—
Balance as of 6/30/09	$901,800	$8,198,725	$3,280,537	$952,649	$645,598	$13,979,309	($652,242)

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Total Return Trust
Asset Backed Securities
Balance as of 12/31/08	—
Accrued discounts/premiums	$181
Realized gain (loss)	859
Change in unrealized appreciation (depreciation)	(158,910)
Net purchases (sales)	(181,415)
Transfers in and/out of Level 3	1,561,739
Balance as of 6/30/09	$1,222,454

U.S. Government Securities Trust
	Asset Backed Securities	Collateralized Mortgage Obligations	Totals
Balance as of 12/31/08	$1,494,585	$3,383,909	$4,878,494
Accrued discounts/premiums	102	220	322
Realized gain (loss)	3,729	52,084	55,813
Change in unrealized appreciation (depreciation)	38,681	43,455	82,136
Net purchases (sales)	(443,484)	($3,479,668)	(3,923,152)
Transfers in and/out of Level 3	—	—	—
Balance as of 6/30/09	$1,093,613	—	$1,093,613

U.S. High Yield Bond Trust
Corporate Bonds
Balance as of 12/31/08	$1,300,929
Accrued discounts/premiums	22,854
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(162,854)
Net purchases (sales)	(1,125,929)
Transfers in and/out of Level 3	—
Balance as of 6/30/09	$35,000

When-Issued/Delayed-Delivery Securities  All Portfolios of the Trust described in this report, may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio has sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. The Portfolio may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments

In a “To Be Announced” (TBA) transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later.

Short Sales  Certain Portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open a Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).

In addition, certain Portfolios may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. A Portfolio is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Portfolio. Until the security is replaced, a Portfolio is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Portfolio replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Portfolio replaced the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale.

Interest expense relates to the Portfolios’ liability with respect to short sale transactions by the Portfolios. Interest expense is recorded as incurred.

At June 30, 2009, all short sales of securities, held by the Portfolios, were “against the box”.

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Loan participations and assignments  A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Portfolio to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of a Portfolio and would likely reduce the value of its assets. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Portfolio to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A Portfolio may have limited rights to enforce the terms of an underlying loan. Fees associated with loan amendments are accrued daily. At period end, Floating Rate Income Trust and Spectrum Income Trust had $1,744,540 and $11,495 in unfunded loan commitments outstanding, respectively.

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status, and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to a rate of inflation both increase or decrease, such as the Consumer Price Index. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid on a principal value, which is adjusted for inflation as described above. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations. Any decrease in this amount is included in interest income, only to the extent of income recorded, with the excess recorded as an adjustment to cost. Investors do not receive principal until maturity. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain Portfolios may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities Lending  The Portfolios may lend portfolio securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities it has loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan.

The market value of the loaned securities is determined at the close of business of the Portfolios. Any additional required cash collateral is delivered to the Portfolios or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Portfolios receive the benefit of any gains and bear any losses generated by JHCIT.

The Portfolios may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign Currency Translation  The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped securities  Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represent an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Portfolios may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Line of Credit  All Portfolios and other affiliated portfolios have entered into an agreement which enables them to participate in a $300 million unsecured committed line of credit with the custodian. The Portfolios are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum

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equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Portfolio property, to the maximum extent permitted by law to the extent of any overdraft.

Expenses  The majority of expenses are directly identifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations  Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each series of shares based on the appropriate net asset value of the respective series. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at the Portfolio level. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are calculated and accrued daily at the series level based on the appropriate net asset value of each series and the specific expense rate(s) applicable to each class.

Federal Income Taxes  Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios have a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Portfolio, it will reduce the amount of capital gain distributions to be paid.

At December 31, 2008, capital loss carryforwards available to offset future realized gains were as follows:

	CAPITAL LOSS CARRYFORWARDS EXPIRING AT DECEMBER 31
PORTFOLIO	2009	2010	2011	2012	2013	2014	2015	2016
Active Bond Trust	$1,816,891	$2,190,489	—	$924,172	$2,479,241	$6,070,696	—	$1,583,332
Core Bond Trust	—	—	—	—	613,997	1,904,716	—	—
Floating Rate Income Trust	—	—	—	—	—	—	—	325,635
High Income Trust	—	—	—	—	—	—	—	10,696,343
High Yield Trust*	—	68,262,108	$19,188,070	—	—	6,065,748	—	85,323,973
Income Trust	—	—	—	—	—	—	$64,386	32,447,294
Investment Quality Bond Trust	2,481,588	7,691,089	2,513,599	413,477	—	1,807,662	—	8,251,460
Short-Term Bond Trust	—	—	—	152,948	3,753,718	3,171,452	841,336	1,923,302
Spectrum Income Trust	—	—	—	—	—	—	—	12,558,370
Strategic Bond Trust	—	4,422,124	—	—	1,109,364	2,955,146	2,558,125	—
Strategic Income Trust	—	—	—	—	—	333,737	2,339,137	1,968,592
U.S. High Yield Bond Trust	—	—	—	—	852,471	700,831	—	15,041,473

*	Availability of a certain amount of the loss carryforwards, which were acquired in a merger, may be limited in a given year.

As of June 30, 2009, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service.

The costs of investments owned on June 30, 2009, including short-term investments, for federal income tax purposes, was as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Trust	$2,366,920,011	$62,615,903	($328,677,535)	($266,061,632)
Core Bond Trust	806,411,832	12,175,977	(3,467,664)	8,708,313
Floating Rate Income Trust	750,066,177	32,533,727	(37,734,114)	(5,200,387)
Global Bond Trust	1,018,663,753	18,794,337	(119,801,754)	(101,007,417)
High Income Trust	696,950,622	41,228,585	(256,217,489)	(214,988,904)
High Yield Trust	2,106,915,253	79,410,091	(388,981,575)	(309,571,484)
Income Trust	500,485,984	17,124,889	(108,015,930)	(90,891,041)
Investment Quality Bond Trust	396,786,377	7,528,683	(18,880,235)	(11,351,552)
Real Return Bond Trust	1,826,585,388	42,971,621	(159,918,204)	(116,946,583)
Short-Term Bond Trust	124,119,090	287,139	(32,940,138)	(32,652,999)
Short Term Government Income Trust	14,043,694	31,824	(79,720)	(47,896)
Spectrum Income Trust	1,215,296,092	40,556,210	(74,480,279)	(33,924,069)
Strategic Bond Trust	875,932,750	10,060,773	(138,189,749)	(128,128,976)
Strategic Income Trust	657,036,475	29,682,904	(57,647,096)	(27,964,192)
Total Return Trust	3,328,836,993	64,403,518	(127,245,543)	(62,842,025)
U.S. Government Securities Trust	454,147,948	5,988,672	(44,255,795)	(38,267,123)
U.S. High Yield Bond Trust	711,374,796	17,527,563	(45,173,715)	(27,646,152)

Distribution of Income and Gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Portfolios, with the exception of Money Market Trust and Money Market Trust B, generally declare and pay dividends and capital gain distributions at least annually. For Money Market Trust and Money Market Trust B, dividends from net investment income and net capital gain, if any, for each of these Portfolios will be declared and reinvested, or paid in cash, as to a class daily so long as class income exceeds class expenses on each day. If class expenses exceed class income on any day, the Portfolios will not pay a dividend on the class on that day. The Portfolios will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.:

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During the year ended December 31, 2008, tax character of distributions paid was as follows:

	2008 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Active Bond Trust	$129,993,968	—	—	$129,993,968
Core Bond Trust	13,521,804	—	—	13,521,804
Floating Rate Income Trust	22,196,152	—	—	22,196,152
Global Bond Trust	7,382,060	—	—	7,382,060
High Income Trust	51,962,239	$276,962	—	52,239,201
High Yield Trust	181,113,938	—	—	181,113,938
Income Trust	25,290,703	—	—	25,290,703
Investment Quality Bond Trust	25,627,802	—	—	25,627,802
Money Market Trust	63,657,758	—	—	63,657,758
Money Market Trust B	14,203,358	—	—	14,203,358
Real Return Bond Trust	31,273,558	—	—	31,273,558
Short-Term Bond Trust	8,473,341	—	—	8,473,341
Spectrum Income Trust	70,459,212	3,957,149	—	74,416,361
Strategic Bond Trust	48,540,563	—	—	48,540,563
Strategic Income Trust	58,005,368	—	—	58,005,368
Total Return Trust	104,722,496	24,549,349	—	129,271,845
U.S. Government Securities Trust	12,590,348	—	—	12,590,348
U.S. High Yield Bond Trust	36,785,519	—	—	36,785,519

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

3.  FINANCIAL INSTRUMENTS

The Portfolios have adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Portfolios to disclose information to assist investors in understanding how the Portfolios use derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Portfolios’ financial position, results of operations and Statements of Changes in net assets. This disclosure for the period ended June 30, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Options  Each Portfolio of the Trust described in this report, with the exception of Money Market Trust and Money Market Trust B, may purchase and sell put and call options on securities, securities indices, currencies, swaps (“swaptions”) and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Portfolio may use options to manage against possible changes in the market value of the Portfolio’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Portfolio’s unrealized gains. In addition, the Portfolio may use options to facilitate Portfolio investment transactions by protecting the Portfolio against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Portfolio purchases an option, the premium paid by the Portfolio is included in the Schedule of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

Writing puts and buying calls may increase the Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

During the period ended June 30, 2009, the Portfolios used purchased options for the following reasons: Global Bond Trust used purchased options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio. High Income Trust used purchased options to hedge against anticipated currency exchange rates and maintain the diversity and liquidity of the portfolio. Strategic Income Trust used purchased options to gain exposure to foreign currencies, hedge against anticipated currency exchange rates, enhance potential gain, and maintain the diversity and liquidity of the portfolio. Total Return Trust used purchased options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Notional amounts of purchased options at June 30, 2009 are representative of the options activities during the period ended June 30, 2009. Purchased options help by the Portfolios are detailed in the accompanying Portfolio of Investments.

The following summarizes the written options contracts activity during the period ended June 30, 2009:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Global Bond Trust
Outstanding, beginning of period	208,002,567	$ 6,298,427
Options written	69,001,987	1,042,551
Option closed	(162,800,483)	(4,875,316)
Options expired	(70,703,989)	(2,267,655)
Outstanding, end of period	43,500,082	$ 198,007

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	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
High Income Trust
Outstanding, beginning of period	204,000,000	$ 3,666,900
Options written	—	—
Option closed	—	—
Options expired	—	—
Outstanding, end of period	204,000,000	$ 3,666,900
Real Return Bond Trust
Outstanding, beginning of period	63,800,074	$ 1,474,393
Options written	238,801,591	2,642,217
Option closed	(58,600,000)	(985,024)
Options expired	(69,300,789)	(569,611)
Outstanding, end of period	174,700,876	$ 2,561,975
Strategic Bond Trust
Outstanding, beginning of period	70	$ 53,722
Options written	2,322	1,679,811
Option closed	(594)	(454,368)
Options expired	(1,411)	(899,350)
Outstanding, end of period	387	$ 379,815
Strategic Income Trust
Outstanding, beginning of period	23,560,000	$ 604,158
Options written	62,177,500	652,141
Option closed	—	—
Options expired	(47,777,500)	(447,459)
Outstanding, end of period	37,960,000	$ 808,840
Total Return Trust
Outstanding, beginning of period	276,600,870	$ 8,060,509
Options written	212,501,123	1,277,189
Option closed	(218,400,000)	(6,596,000)
Options expired	(193,701,909)	(2,403,883)
Outstanding, end of period	77,000,084	$ 337,815
U.S. Government Securities Trust
Outstanding, beginning of period	186	$ 144,320
Options written	223	73,009
Option closed	—	—
Options expired	(223)	(73,009)
Outstanding, end of period	186	$ 144,320

The following summarizes the Trusts’ use of option contracts and the contracts held as of June 30, 2009:

Options on Exchange-Traded Futures Contracts

Global Bond Trust

The Trust used options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	CALLS
	Eurodollar Futures	$98.625	Sep 2009	82	20,500	$13,545	($4,100)
				82	20,500	$13,545	($4,100)

Real Return Bond Trust

The Trust used options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	CALLS
	U.S. Treasury 10-Year Note Futures	$120.00	Aug 2009	240	240,000	$90,087	($101,250)
				240	240,000	$90,087	($101,250)
	PUTS
	Eurodollar Futures	$98.50	Sep 2009	305	762,500	$71,188	($13,344)

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PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
	Eurodollar Futures	98.625	Sep 2009	91	227,500	14,335	(4,550)
	U.S. Treasury 10-Year Note Futures	110.00	Aug 2009	240	240,000	153,884	(52,500)
				636	1,230,000	239,407	($70,394)

Strategic Bond Trust

The Trust used options contracts to enhance potential gain, manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to securities markets and foreign currency and to maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Strategic Bond Trust	CALLS
	Eurodollar Futures	$99.25	Sep 2009	22	55,000	$5,951	($8,525)
	U.S. Treasury 10-Year Note Futures	124.00	Aug 2009	33	33,000	24,602	(1,547)
	U.S. Treasury 10-Year Note Futures	118.00	Aug 2009	42	42,000	48,842	(40,688)
	U.S. Treasury 10-Year Note Futures	115.50	Aug 2009	65	65,000	91,114	(140,156)
	U.S. Treasury 10-Year Note Futures	115.00	Jul 2009	38	38,000	39,907	(76,000)
	U.S. Treasury 10-Year Note Futures	116.00	Jul 2009	31	31,000	30,860	(43,109)
	U.S. Treasury 30-Year Bond Futures	117.00	Jul 2009	39	39,000	69,903	(105,422)
				270	303,000	$311,179	($415,447)

	PUTS
	Eurodollar Futures	$99.00	Sep 2009	58	145,000	$11,339	($5,800)
	U.S. Treasury 10-Year Note Futures	112.00	Aug 2009	26	26,000	32,180	(11,781)
	U.S. Treasury 10-Year Note Futures	116.00	Aug 2009	33	33,000	25,117	(53,110)
				117	204,000	$68,636	($70,691)

Total Return Trust

The Trust used options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	PUTS
	Eurodollar Futures	$98.625	Sep 2009	84	210,000	$13,665	($4,200)
				84	210,000	$13,665	($4,200)

U.S. Government Securities Trust

The Trust used options contracts to enhance potential gain, manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to securities markets and foreign currency and to maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	PREMIUM	VALUE
U.S. Government Securities Trust	CALLS
	Eurodollar Futures	$97.625	Sep 2009	186	465,000	$144,320	($793,988)
				186	465,000	$144,320	($793,988)

Interest Rate Swaptions

Global Bond Trust

The Trust used options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	PUTS
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	6,700,000	$15,182	($5,371)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	36,800,000	169,280	(72,650)
								43,500,000	$184,462	($78,021)

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Real Return Bond Trust

The Trust used options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATIONDATE		NOTIONALAMOUNT	PREMIUM	VALUE
Real Return Bond Trust	CALLS
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	12,600,000	$201,600	($306,321)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	9,800,000	170,520	(238,250)
	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	10,100,000	141,400	(245,543)
	7-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	2.95%	Aug 2009	USD	5,000,000	36,000	(31,363)
								37,500,000	$549,520	($821,477)

	PUTS
	2-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	1.75%	Aug 2009	USD	9,600,000	$19,680	($36,444)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.95%	Dec 2009	USD	24,400,000	336,970	(72,641)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	12,600,000	225,050	(229,297)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	9,800,000	297,360	(178,342)
	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	10,100,000	225,400	(183,801)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	21,400,000	74,900	(42,248)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.25%	Aug 2009	USD	7,300,000	45,450	(39,158)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.25%	Aug 2009	USD	9,000,000	82,960	(48,277)
	7-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	4.25%	Aug 2009	USD	5,000,000	24,750	(26,821)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	21,000,000	284,820	(369,831)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	7,000,000	65,621	(123,277)
								137,200,000	$1,682,961	($1,350,137)

Total Return Trust

The Trust used options to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATIONDATE		NOTIONALAMOUNT	PREMIUM	VALUE
Total Return Trust	PUTS
	2-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	8,000,000	$34,700	($6,953)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	6,000,000	24,300	(5,215)
	2-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	6,000,000	24,900	(5,215)
	2-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	USD	2,500,000	10,750	(2,173)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	28,000,000	104,700	(55,278)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	7,500,000	38,800	(14,807)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	19,000,000	86,000	(24,783)
								77,000,000	$324,150	($114,424)

Foreign Currency Options

High Income Trust

The Trust primarily used foreign currency options to hedge against anticipated currency exchange rates. In addition, the Trust used the contracts to maintain the diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
High Income Trust	CALLS
	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	102,000,000	$1,785,000	($1,732,980)
	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	102,000,000	1,881,900	(1,732,980)
				204,000,000	$3,666,900	($3,465,960)

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Strategic Income Trust

The Trust primarily used foreign currency options to gain exposure to foreign currencies. In addition, the Trust used the contracts to hedge against anticipated currency exchange rates, enhance potential gain, and maintain the diversity and liquidity of the portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Strategic Income Trust	CALLS
	Euro Dollar versus Canadian Dollar	$1.57	Jul 2009	(14,400,000)	$204,682	($283,016)
	U.S. Dollar versus Canadian Dollar	1.30	Feb 2010	(11,900,000)	297,500	(171,122)
	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	(11,660,000)	306,658	(198,104)
				(37,960,000)	$808,840	($652,242)

Futures  All Portfolios of the Trust described in this report, with the exception of Money Market Trust and Money Market Trust B, may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Portfolios use futures contracts to manage against a decline in the value of securities owned by the Portfolio due to anticipated interest rate, currency or market changes. In addition, the Portfolios will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Portfolio may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Portfolio to invest in the underlying securities over time. Investing in index futures also permits the Portfolio to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When a Portfolio sells a futures contract based on a financial instrument, a Portfolio becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Notional amounts of futures contracts at June 30, 2009 are representative of the futures contracts activities during the period ended June 30, 2009.

The following summarizes the Trusts’ use of futures contracts and the contracts held as of June 30, 2009:

Global Bond Trust

The Trust used futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and maintain diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust	3-Month EURIBOR Futures	163	Long	Dec 2010	$55,874,150	($11,161)
	3-Month EURIBOR Futures	42	Long	Mar 2011	14,357,250	(22,831)
	3-Month Sterling Futures	979	Long	Sep 2010	196,036,282	(168,717)
	3-Month Sterling Futures	601	Long	Dec 2010	119,714,714	(327,861)
	3-Month Sterling Futures	2	Long	Mar 2011	396,740	(1,870)
	5-Year German Euro-BOBL Futures	28	Long	Sep 2009	4,534,850	27,054
	10-Year German Euro-BUND Futures	270	Long	Sep 2009	45,861,384	783,990
	10-Year Japan Government Bond Futures	40	Long	Sep 2009	57,341,569	942,337
	Eurodollar Futures	135	Long	Dec 2010	32,972,063	(40,500)
	Eurodollar Futures	180	Long	Mar 2011	43,809,750	(49,500)
	Eurodollar Futures	56	Long	Jun 2011	13,582,800	(13,300)
					$584,481,552	$1,117,641

Investment Quality Bond Trust

The Trust used futures contracts to manage the duration of the portfolio, hedge against anticipated interest rate changes, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust	U.S. Treasury 30-Year Bond Futures	40	Long	Sep 2009	$4,734,375	$143,915
	U.S. Treasury 5-Year Note Futures	36	Short	Sep 2009	4,129,875	28,033
					$8,864,250	$171,948

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Real Return Bond Trust

The Trust used futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and maintain diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust
	3-Month EURIBOR Futures	47	Long	Jun 2010	$16,221,391	$25,549
	3-Month EURIBOR Futures	39	Long	Sep 2010	13,417,218	(2,052)
	3-Month EURIBOR Futures	43	Long	Dec 2010	14,739,807	(15,080)
	3-Month Sterling Futures	67	Long	Jun 2010	13,485,063	(30,312)
	Eurodollar Futures	323	Long	Dec 2009	80,019,213	8,663
					$137,882,692	($13,232)

Spectrum Income Trust

The Trust used futures to hedge against anticipated interest rate changes and foreign exchange rates.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income Trust	2-Year German Euro-SCHATZ Futures	40	Long	Sep 2009	$6,054,697	($2,245)
	5-Year German Euro-BOBL Futures	18	Long	Sep 2009	2,915,261	16,918
	10-Year German Euro-BUND Futures	5	Long	Sep 2009	849,285	12,556
	U.S. Treasury 30-Year Bond Futures	2	Long	Sep 2009	236,719	6,586
	10-Year Canada Government Bond Futures	7	Short	Sep 2009	729,760	(5,175)
	Eurodollar Futures	33	Short	Sep 2009	5,791,500	(12,975)
	U.K. Long Gilt Bond Futures	4	Short	Sep 2009	777,061	(3,685)
	U.S. Treasury 5-Year Note Futures	4	Short	Sep 2009	458,875	2,648
	U.S. Treasury 10-Year Note Futures	40	Short	Sep 2009	4,650,625	378
					$22,463,783	$15,006

Strategic Bond Trust

The Trust used futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Bond Trust	Eurodollar Futures	90	Long	Sep 2009	$22,349,250	$122,164
	Eurodollar Futures	3	Long	Dec 2009	743,213	3,436
	Eurodollar Futures	177	Long	Mar 2010	43,730,062	96,016
	Eurodollar Futures	54	Long	Jun 2010	13,291,425	(11,231)
	Eurodollar Futures	71	Long	Sep 2010	17,409,200	(31,695)
	U.S. Treasury 2-Year Note Futures	68	Long	Sep 2009	14,702,875	(39,525)
	U.S. Treasury 5-Year Note Futures	819	Long	Sep 2009	93,954,656	(506,029)
	U.S. Treasury 10-Year Note Futures	297	Long	Sep 2009	34,530,891	(75,508)
	U.S. Treasury 30-Year Bond Futures	113	Long	Sep 2009	13,374,609	359,585
					$254,086,181	($82,787)

Strategic Income Trust

The Trust used futures to hedge against anticipated interest rate changes.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Income Trust	U.S. Treasury 10-Year Note Futures	284	Short	Sep 2009	$33,019,437	($157,848)
					$33,019,437	($157,848)

Total Return Trust

The Trust used futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and maintain diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust	3-Month EURIBOR Futures	66	Long	Dec 2009	$22,872,719	$59,832
	3-Month EURIBOR Futures	110	Long	Mar 2010	38,074,905	153,962
	3-Month Sterling Futures	50	Long	Dec 2009	10,144,712	357,255
	3-Month Sterling Futures	30	Long	Mar 2010	6,068,319	21,114
	3-Month Sterling Futures	63	Long	Jun 2010	12,679,985	(5,166)
	3-Month Sterling Futures	63	Long	Sep 2010	12,615,205	(30,572)
	3-Month Sterling Futures	63	Long	Dec 2010	12,549,130	(53,229)

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PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust, (continued)	3-Month Sterling Futures	33	Long	Mar 2011	$6,546,208	($43,667)
	Eurodollar Futures	1,004	Long	Sep 2009	249,318,300	5,824,663
	Eurodollar Futures	1,262	Long	Dec 2009	312,644,725	4,749,613
	Eurodollar Futures	547	Long	Mar 2010	135,143,188	3,324,713
	Eurodollar Futures	378	Long	Jun 2010	93,039,975	235,375
	Eurodollar Futures	59	Long	Sep 2010	14,466,800	141,700
	Eurodollar Futures	433	Long	Dec 2010	105,754,838	(305,575)
	U.S. Treasury 5-Year Note Futures	1,112	Long	Sep 2009	127,567,250	(1,802,328)
					$1,159,486,259	$12,627,690

U.S. Government Securities Trust

The Trust used futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate or currency exchange rates, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
U.S. Government Securities Trust	Eurodollar Futures	186	Long	Sep 2009	$46,188,450	$656,616
	Eurodollar Futures	145	Long	Jun 2010	35,689,938	185,822
	Eurodollar Futures	93	Long	Sep 2010	22,803,600	54,219
	Eurodollar Futures	60	Long	Mar 2011	14,603,250	(64,020)
	U.S. Treasury 2-Year Note Futures	117	Long	Sep 2009	25,297,594	(67,746)
	U.S. Treasury 5-Year Note Futures	1,094	Long	Sep 2009	125,502,312	(1,630,424)
	U.S. Treasury 10-Year Bond Futures	396	Short	Sep 2009	(46,041,187)	(71,696)
					$224,043,957	($937,229)

Swap Contracts  All Portfolios of the Trust described in this report with the exception of Money Market Trust and Money Market Trust B, may enter interest rate, credit default, cross-currency, and other forms of swap transactions to manage their exposure to credit, currency and interest rate risks to gain exposure in lieu of buying in the physical market, or to enhance income. Swap agreements are privately negotiated agreements between a Portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, the Portfolio will hold cash and/or liquid securities equal to the net amount of the Portfolio’s exposure, in order to satisfy the Portfolio’s obligations in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Portfolio’s Statements of Assets and Liabilities. If market quotations are not readily available or deemed reliable, certain swap agreements may be fair valued in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Upfront payments made/received by the Portfolio represent payments to compensate for differences between the stated terms of the swap and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. These payments are amortized or accreted for financial reporting purposes, with the un-amortized/un-accreted portion included in the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that a counterparty may default on its obligation under the swap or disagree as to the meaning of the swap terms in the agreements and that there may be unfavorable interest rate changes. The Portfolio may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Certain Portfolios are parties to International Swap Dealers Association, Inc. Master Agreements (ISDA Master Agreements) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Portfolios and those counterparties. The ISDA Master Agreements typically include standard representations and warranties as well as a Credit Support Annex (“CSA”) that accompanies a schedule to ISDA master agreements provisions listing types of collateral agreed to by the Portfolio and counterparty and outlining the general obligations of the Portfolios and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in a Portfolio’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Portfolios

Interest Rate Swap Agreements  Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net receivable or payable under the swap contracts on a periodic basis.

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty

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may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

The following summarizes the interest rate swap contracts held as of June 30, 2009:

Global Bond Trust

The Trust used interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and as a substitute for securities purchased.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	1,670,000,000	JPY	$16,964,648	6 Month LIBOR	Fixed 1.000%	Dec 2014	($36,142)	$59,602	$23,460
	Bank of America N.A.	890,000,000	JPY	9,003,541	6 Month LIBOR	Fixed 1.500%	Dec 2019	(14,402)	23,299	8,897
	Barclays Bank PLC	2,500,000	EUR	3,311,877	FRCPXTOB	Fixed 1.948%	Mar 2012	—	48,122	48,122
	Barclays Bank PLC	200,000	GBP	327,130	6 Month LIBOR	Fixed 3.500%	Mar 2015	(10,359)	488	(9,871)
	Deutsche Bank AG	75,200,000	AUD	48,331,037	3 Month BBR-BBSW	Fixed 4.500%	Jun 2012	30,582	(960,951)	(930,369)
	Deutsche Bank AG	8,400,000	AUD	6,777,959	3 Month BBR-BBSW	Fixed 6.500%	Jun 2012	11,742	4,873	16,615
	Goldman Sachs	54,000,000	SEK	8,120,667	6 Month STIBOR	Fixed 4.500%	Mar 2014	(53,626)	661,781	608,155
	Goldman Sachs	14,600,000	GBP	23,477,094	6 Month LIBOR	Fixed 3.500%	Mar 2015	(598,018)	(122,570)	(720,588)
	JP Morgan Chase Bank	8,100,000	AUD	5,858,731	3 Month BBR-BBSW	Fixed 5.000%	Dec 2011	11,937	(47,429)	(35,492)
	JP Morgan Chase Bank	11,000,000	EUR	14,576,100	6 Month EURIBOR	Fixed 3.000%	Sep 2012	73,617	(47,981)	25,636
	The Royal Bank of Scotland PLC	2,100,000	EUR	2,800,351	FRCPXTOB	Fixed 1.955%	Mar 2012	—	36,587	36,587
	The Royal Bank of Scotland PLC	1,500,000	EUR	2,000,400	FRCPXTOB	Fixed 1.950%	Mar 2012	—	25,164	25,164
	The Royal Bank of Scotland PLC	53,800,000	AUD	43,142,230	3 Month BBR-BBSW	Fixed 6.500%	Jun 2012	38,458	67,956	106,414
	The Royal Bank of Scotland PLC	5,400,000	EUR	7,144,738	6 Month EURIBOR	Fixed 3.000%	Sep 2012	31,548	(18,963)	12,585
	The Royal Bank of Scotland PLC	2,310,000,000	JPY	23,413,403	6 Month LIBOR	Fixed 1.000%	Dec 2014	(21,642)	54,093	32,451
	The Royal Bank of Scotland PLC	490,000,000	JPY	5,064,076	6 Month LIBOR	Fixed 1.500%	Dec 2019	7,578	(2,680)	4,898
	UBS AG	2,680,000,000	JPY	27,589,562	6 Month LIBOR	Fixed 1.000%	Dec 2014	(1,343)	38,991	37,648
				$247,903,544				($530,070)	($179,618)	($709,688)

Investment Quality Bond Trust

The Trust used interest rate swaps in order to hedge against anticipated interest rate changes and to manage the duration of the portfolio.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	JP Morgan Chase Bank	5,100,000	USD	$5,100,000	3 Month LIBOR	Fixed 4.318%	Dec 2028	—	($162,321)	($162,321)
	JP Morgan Chase Bank	2,100,000	USD	2,100,000	3 Month LIBOR	Fixed 3.425%	Jun 2039	—	263,673	263,673
				$7,200,000				—	$101,352	101,352

Real Return Bond Trust

The Trust used interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and as a substitute for securities purchased.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Barclays Bank PLC	1,800,000	EUR	$2,163,511	FRCPXTOB	Fixed 2.103%	Oct 2010	—	$100,820	$100,820
	Barclays Bank PLC	17,288,294	BRL	13,052,104	CDI	Fixed 10.680%	Jan 2012	($133,224)	(160,144)	(293,368)
	Barclays Bank PLC	3,400,000	EUR	4,108,220	FRCPXTOB	Fixed 2.138%	Jan 2016	—	20,326	20,326
	Barclays Bank PLC	3,700,000	GBP	7,517,101	UKRPI	Fixed 3.250%	Dec 2017	13,356	156,513	169,870
	BNP Paribas	2,000,000	EUR	2,430,500	FRCPXTOB	Fixed 2.090%	Oct 2010	—	96,618	96,618
	BNP Paribas	2,600,000	EUR	3,089,321	FRCPXTOB	Fixed 2.040%	Feb 2011	—	109,924	109,924
	BNP Paribas	4,500,000	EUR	5,946,749	FRCPXTOB	Fixed 1.988%	Dec 2011	—	109,800	109,800
	Citibank N.A	15,000,000	EUR	21,635,250	FRCPXTOB	Fixed 2.110%	Nov 2012	—	277,617	277,617
	Credit Suisse International	6,900,000	GBP	13,331,144	6 Month LIBOR	Fixed 5.000%	Sep 2010	(86,111)	618,878	532,767
	Deutsche Bank AG	11,200,000	GBP	$22,473,939	6 Month LIBOR	Fixed 6.000%	Mar 2010	72,920	718,135	791,055
	Goldman Sachs	10,800,000	EUR	15,781,491	6 Month EURIBOR	Fixed 4.500%	Mar 2011	(16,696)	839,824	823,128
	Goldman Sachs	3,200,000	GBP	6,315,200	CPI-U	Fixed 3.110%	Jan 2018	—	63,069	63,069
	Goldman Sachs Bank	100,000	USD	100,000	3 Month LIBOR	Fixed 3.50%	Jun 2016	—	651	651

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PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust (continued)
	JP Morgan Chase Bank	2,000,000	EUR	2,539,299	FRCPXTOB	Fixed 2.028%	Oct 2011	—	$77,844	$77,844
	JP Morgan Chase Bank	14,300,000	USD	14,300,000	3 Month LIBOR	Fixed 4.000%	Dec 2014	$112,970	323,003	435,973
	JP Morgan Chase Bank	1,900,000	EUR	2,422,024	FRCPXTOB	Fixed 2.353%	Oct 2016	—	(62,019)	(62,019)
	Merrill Lynch Capital Services, Inc.	9,372,726	BRL	8,138,790	CDI	Fixed 12.540%	Jan 2012	(33,393)	258,238	224,845
	Morgan Stanley Capital Services, Inc.	6,692,910	BRL	5,201,204	CDI	Fixed 10.115%	Jan 2012	(109,682)	(99,857)	(209,539)
	Morgan Stanley Capital Services, Inc.	1,300,000	GBP	2,286,309	6 Month LIBOR	Fixed 5.000%	Sep 2013	(17,643)	162,101	144,458
	The Royal Bank of Scotland PLC	4,800,000	GBP	9,261,832	6 Month LIBOR	Fixed 5.000%	Sep 2010	(55,721)	426,342	370,621
	The Royal Bank of Scotland PLC	13,700,000	USD	13,700,000	3 Month LIBOR	Fixed 4.000%	Dec 2014	15,999	401,682	417,680
	The Royal Bank of Scotland PLC	6,100,000	GBP	12,158,022	UKRPI	Fixed 3.183%	Dec 2017	3,875	169,940	173,815
	The Royal Bank of Scotland PLC	1,300,000	GBP	2,637,179	UKRPI	Fixed 3.440%	Sep 2027	—	(53,386)	(53,386)
	UBS AG	2,700,000	EUR	3,287,655	FRCPXTOB	Fixed 2.146%	Oct 2010	—	155,139	155,139
	UBS AG	4,100,000	EUR	5,185,062	FRCPXTOB	Fixed 2.095%	Oct 2011	—	180,682	180,682
	UBS AG	2,000,000	EUR	2,536,301	FRCPXTOB	Fixed 2.350%	Oct 2016	—	(63,858)	(63,858)
	UBS AG	2,000,000	EUR	2,536,301	Fixed 2.275%	FRCPXTOB	Oct 2016	—	20,950	20,950
				$204,134,508				($233,350)	$4,848,832	$4,615,482

Total Return Trust

The Trust used interest rate swaps to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate and currency exchange rates and as a substitute for securities purchased.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust
	Bank of America N.A.	3,100,000	USD	$3,100,000	3 Month LIBOR	Fixed 4.000%	Dec 2019	($67,766)	$79,468	$11,702
	Barclays Bank PLC	8,859,511	BRL	4,724,991	CDI	Fixed 11.360%	Jan 2010	—	6,690	6,690
	Barclays Bank PLC	4,800,000	EUR	5,800,402	FRCPXTOB	Fixed 2.103%	Oct 2010	—	268,854	268,854
	Barclays Bank PLC	154,200,000	USD	154,200,000	3 Month LIBOR	Fixed 3.000%	Feb 2011	(1,216,993)	6,545,488	5,328,495
	Barclays Bank PLC	693,352	BRL	426,658	CDI	Fixed 10.600%	Jan 2012	—	(4,616)	(4,616)
	Barclays Bank PLC	700,000	EUR	935,305	FRCPXTOB	Fixed 1.960%	Apr 2012	—	12,075	12,075
	BNP Paribas	1,100,000	EUR	1,336,775	FRCPXTOB	Fixed 2.090%	Oct 2010	—	53,140	53,140
	BNP Paribas	4,400,000	EUR	6,433,021	6 Month EURIBOR	Fixed 4.500%	Mar 2014	(62,965)	570,434	507,469
	Credit Suisse International	18,000,000	USD	18,000,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	668,822	223,536	892,358
	Deutsche Bank AG	3,100,000	AUD	2,200,845	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	8,429	(17,602)	(9,173)
	Deutsche Bank AG	5,100,000	AUD	3,603,150	6 Month BBR-BBSW	Fixed 5.000%	Jun 2013	19,287	(124,246)	(104,959)
	Deutsche Bank AG	1,800,000	GBP	3,188,612	6 Month LIBOR	Fixed 5.000%	Mar 2014	865	200,736	201,601
	Deutsche Bank AG	20,000,000	USD	20,000,000	3 Month LIBOR	Fixed 3.500%	Jun 2016	—	131,539	131,539
	Goldman Sachs	1,300,000	GBP	2,401,164	6 Month LIBOR	Fixed 5.250%	Mar 2014	(242)	170,719	170,477
	HSBC Bank	1,039,686	BRL	639,986	CDI	Fixed 10.610%	Jan 2012	—	(6,773)	(6,773)
	HSBC Bank	700,000	USD	445,434	CDI	Fixed 14.765%	Jan 2012	3,923	22,458	26,381
	HSBC Bank	2,900,000	GBP	5,227,684	6 Month LIBOR	Fixed 5.100%	Sep 2013	(6,400)	348,890	342,490
	HSBC Bank	4,400,000	GBP	8,728,288	6 Month LIBOR	Fixed 5.000%	Sep 2013	39,825	449,109	488,934
	JP Morgan Chase Bank, N.A.	416,011	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	—	(2,770)	(2,770)
	Merrill Lynch Capital Services, Inc.	8,117,412	BRL	4,318,594	CDI	Fixed 11.430%	Jan 2010	—	13,645	13,645
	Merrill Lynch Capital Services, Inc.	3,104,773	BRL	1,587,672	CDI	Fixed 12.948%	Jan 2010	511	65,405	65,916
	Merrill Lynch Capital Services, Inc.	10,200,000	USD	10,200,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	225,603	280,066	505,669
	Merrill Lynch Capital Services, Inc.	7,224,450	BRL	5,572,597	CDI	Fixed 11.980%	Jan 2012	—	92,670	92,670
	Merrill Lynch Capital Services, Inc.	1,394,200	BRL	1,455,699	CDI	Fixed 14.765%	Jan 2012	8,001	78,678	86,679
	Morgan Stanley Capital Services, Inc.	4,763,975	BRL	3,057,472	CDI	Fixed 12.670%	Jan 2010	(2,977)	70,176	67,199
	Morgan Stanley Capital Services, Inc.	7,587,720	BRL	3,877,565	CDI	Fixed 12.780%	Jan 2010	1,613	141,644	143,257
	Morgan Stanley Capital Services, Inc.	9,800,000	USD	9,800,000	3 Month LIBOR	Fixed 4.000%	Dec 2019	(151,890)	188,884	36,994
	The Royal Bank of Scotland PLC	246,700,000	USD	246,700,000	3 Month LIBOR	Fixed 3.150%	Dec 2010	—	7,318,325	7,318,325
	The Royal Bank of Scotland PLC	147,300,000	USD	147,300,000	3 Month LIBOR	Fixed 3.000%	Feb 2011	(349,659)	5,439,719	5,090,060
	The Royal Bank of Scotland PLC	9,000,000	USD	9,000,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	202,064	244,115	446,179
	The Royal Bank of Scotland PLC	1,900,000	EUR	2,533,651	FRCPXTOB	Fixed 1.955%	Mar 2012	—	33,103	33,103
	The Royal Bank of Scotland PLC	3,000,000	EUR	4,000,800	FRCPXTOB	Fixed 1.950%	Mar 2012	—	50,327	50,327
	The Royal Bank of Scotland PLC	3,000,000	GBP	5,541,149	6 Month LIBOR	Fixed 5.250%	Mar 2014	(2,240)	395,648	393,408
	UBS AG	4,449,010	BRL	3,060,176	CDI	Fixed 12.410%	Jan 2010	(3,761)	70,304	66,543
	UBS AG	1,100,000	EUR	1,348,876	FRCPXTOB	Fixed 2.146%	Oct 2010	—	63,205	63,205
	UBS AG	73,300,000	AUD	52,130,969	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	39,499	(256,404)	(216,905)
	UBS AG	25,500,000	AUD	16,776,448	6 Month BBR-BBSW	Fixed 4.250%	Sep 2011	212,426	(301,080)	(88,654)

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PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust, (continued)
	UBS AG	8,674,021	BRL	6,393,032	CDI	Fixed 10.575%	Jan 2012	($139,062)	($28,726)	($167,788)
	UBS AG	8,070,959	BRL	6,914,825	CDI	Fixed 12.540%	Jan 2012	(4,653)	198,270	193,617
				$783,217,835				($577,740)	$23,085,103	$22,507,363

*	The Statement of Assets and Liabilities includes an additional unamortized upfront payment (received)/paid of $2,357 for Global Bond Trust as a result of unsettled interest rate swap contracts.

Interest rate swap notional amounts at June 30, 2009 (in USD) are representative of the interest rate swap activity during the period ended June 30, 2009.

Credit Default Swap Agreements  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Portfolio may enter into CDS, in which the Portfolio may act as the Buyer or Seller. By acting as the Seller, in circumstances in which the Portfolio does not hold offsetting cash equivalent positions equaling the notional amount of the swap, the Portfolio effectively incurs economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

If the Portfolio is the Seller and a credit event occurs, the Portfolio will either pay to the Buyer the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or securities comprising the referenced index, or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or securities comprising the referenced index. If the Portfolio is the Buyer and a credit event occurs, the Portfolio will either receive an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations, or securities comprising the referenced index, or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers, considering either industry standard recovery rates or entity specific factors and considerations, until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS on corporate issues, sovereign issues of an emerging country and asset-backed securities, involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues, or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific referenced obligation as performance for asset-backed securities can vary. Prepayments, principal paydowns and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent. The Portfolios may use CDS on these types of securities to provide a measure of protection against defaults of the issuers, or to take an active long or short position with respect to the likelihood of default.

CDS agreements on credit indices involve the Buyer making a stream of payments to the seller in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market, based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms, including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every year, and for most indices, each name has an equal weight in the index. The Portfolios may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices, which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms are utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, and are disclosed in the table below. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of June 30, 2009, for which the Portfolio is the Seller, are disclosed in the tables below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received, or net amounts received from the settlement of buy protection CDS agreements entered into by the Portfolio for the same referenced entity or entities.

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The following summarizes the Trusts’ use of credit default swaps, as Buyers of protection, and the contracts held as of June 30, 2009:

Global Bond Trust

The Trust used credit default swaps to enhance potential gain, to hedge against potential credit events and to gain exposure to security or credit index.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	CNA Financial Corp.	4,000,000	USD	$4,000,000	(0.940)%	Dec 2014	—	$356,681	$356,681
	Bank of America N.A.	Computer Sciences Corp.	3,000,000	USD	3,000,000	(0.970)%	Mar 2018	—	(97,468)	(97,468)
	Bank of America N.A.	Harris Corp.	500,000	USD	500,000	(1.440)%	Dec 2017	—	(12,106)	(12,106)
	Bank of America N.A.	Rio Tinto Alcan, Inc.	1,100,000	USD	1,100,000	(0.290)%	Mar 2011	—	1,280	1,280
	Bank of America N.A.	Viacom, Inc.	900,000	USD	900,000	(3.200)%	Jun 2011	—	(31,237)	(31,237)
	Bank of America N.A.	CDX.NA.IG.8	15,616,000	USD	15,616,000	(0.600)%	Jun 2017	$189,049	708,766	897,815
	Bank of America N.A.	Marsh & McLennan Companies, Inc.	3,000,000	USD	3,000,000	(0.990)%	Sep 2015	—	(74,222)	(74,222)
	Bank of America N.A.	Nordstrom, Inc.	3,000,000	USD	3,000,000	(1.120)%	Mar 2018	—	168,021	168,021
	Bank of America N.A.	Prologis	2,000,000	USD	2,000,000	(1.480)%	Dec 2015	—	296,302	296,302
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	—	(129,649)	(129,649)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	—	307,836	307,836
	Barclays Bank PLC	Bank of America Corp.	1,800,000	USD	1,800,000	(1.700)%	Dec 2013	—	29,757	29,757
	Barclays Bank PLC	Citigroup, Inc.	5,500,000	USD	5,500,000	(0.870)%	Jun 2018	—	888,008	888,008
	Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	—	24,440	24,440
	Barclays Bank PLC	CDX.NA.IG.8	77,006,400	USD	77,006,400	(0.600)%	Jun 2017	2,376,321	2,051,031	4,427,352
	Barclays Bank PLC	CDX.NA.IG.8	19,715,200	USD	19,715,200	(0.600)%	Jun 2017	214,495	918,997	1,133,492
	Barclays Bank PLC	Citigroup, Inc.	5,500,000	USD	5,500,000	(1.350)%	Sep 2018	—	732,982	732,982
	Barclays Bank PLC	Marsh & McLennan Companies, Inc.	900,000	USD	900,000	(0.650)%	Sep 2010	—	(3,462)	(3,462)
	Barclays Bank PLC	National Grid PLC	1,700,000	USD	1,700,000	(0.2075)%	Jun 2011	—	26,363	26,363
	Bear Stearns	CNA Financial Corp.	900,000	USD	900,000	(0.440)%	Sep 2011	—	51,683	51,683
	Bear Stearns	Daimler Chrysler AG	300,000	USD	300,000	(0.520)%	Jun 2010	—	2,090	2,090
	Bear Stearns	Goldman Sachs Group, Inc.	1,100,000	USD	1,100,000	(0.330)%	Mar 2016	—	69,526	69,526
	Bear Stearns	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	—	5,887	5,887
	Bear Stearns	Nisource Finance Corp.	400,000	USD	400,000	(0.620)%	Sep 2014	—	31,261	31,261
	Bear Stearns	Ryder System, Inc.	1,100,000	USD	1,100,000	(0.460)%	Dec 2016	—	100,129	100,129
	Bear Stearns	Sprint Nextel Corp.	1,400,000	USD	1,400,000	(1.125)%	Dec 2016	—	183,252	183,252
	BNP Paribas	JP Morgan Chase & Company	2,700,000	USD	2,700,000	(0.737)%	Mar 2018	—	42,079	42,079
	BNP Paribas	The Bear Stearns Companies, Inc.	5,900,000	USD	5,900,000	(2.180)%	Mar 2018	—	(526,122)	(526,122)
	BNP Paribas	UBS AG	3,100,000	USD	3,100,000	(2.280)%	Dec 2017	—	(227,513)	(227,513)
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.743)%	Jun 2013	—	(27,691)	(27,691)
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	—	(29,548)	(29,548)
	BNP Paribas	Vivendi	1,100,000	USD	1,100,000	(1.820)%	Jun 2013	—	(26,657)	(26,657)
	Citibank N.A.	The Goldman Sachs Group, Inc.	1,000,000	USD	1,000,000	(1.370)%	Jun 2018	—	(380)	(380)
	Citibank N.A.	Autozone, Inc	800,000	USD	800,000	(0.680)%	Dec 2012	—	(2,299)	(2,299)
	Citibank N.A.	Darden Restaurants, Inc	3,000,000	USD	3,000,000	(1.450)%	Dec 2017	—	(69,740)	(69,740)
	Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	—	(12,598)	(12,598)
	Citibank N.A.	Sara Lee Corp.	800,000	USD	800,000	(0.330)%	Sep 2011	—	(12)	(12)
	Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	—	30,888	30,888
	Citibank N.A.	Valero Energy Corp.	3,000,000	USD	3,000,000	(1.120)%	Jun 2017	—	270,068	270,068
	Credit Suisse International	Johnson Controls, Inc.	900,000	USD	900,000	(0.240)%	Mar 2011	—	39,599	39,599
	Deutsche Bank AG	Altria Group, Inc.	4,000,000	USD	4,000,000	(1.455)%	Mar 2019	—	(172,630)	(172,630)
	Deutsche Bank AG	Bank of America Corp.	1,100,000	USD	1,100,000	(1.720)%	Dec 2013	—	17,301	17,301
	Deutsche Bank AG	Barclays Bank PLC	2,000,000	EUR	2,870,301	(4.350)%	Sep 2013	—	(246,770)	(246,770)
	Deutsche Bank AG	CDX.NA.IG.9	8,198,400	USD	8,198,400	(0.800)%	Dec 2017	268,407	165,247	433,654
	Deutsche Bank AG	Marsh & McLennan Companies, Inc.	2,000,000	USD	2,000,000	(0.800)%	Sep 2015	—	(27,783)	(27,783)
	Deutsche Bank AG	Merrill Lynch Capital Services, Inc.	1,200,000	USD	1,200,000	(4.450)%	Dec 2013	—	(96,986)	(96,986)
	Deutsche Bank AG	Nabors Industries, Inc.	3,000,000	USD	3,000,000	(0.630)%	Mar 2018	—	183,812	183,812
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	—	(44,745)	(44,745)
	Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000	USD	400,000	(0.510)%	Dec 2014	—	20,078	20,078
	Goldman Sachs	British Sky Broadcasting Group, Inc.	2,400,000	USD	2,400,000	(1.420)%	Mar 2018	—	(125,608)	(125,608)
	Goldman Sachs	CDX.NA.IG.10	15,713,600	USD	15,713,600	(1.500)%	Jun 2018	(473,286)	576,507	103,221
	JP Morgan Chase Bank	CNA Financial Corp.	700,000	USD	700,000	(0.440)%	Sep 2011	—	40,198	40,198
	JP Morgan Chase Bank	Health Care Property Investors, Inc.	300,000	USD	300,000	(0.610)%	Sep 2011	—	18,888	18,888
	Merrill Lynch International	Boston Scientific Corp.	800,000	USD	800,000	(0.510)%	Jun 2011	—	9,727	9,727
	Merrill Lynch International	Exelon Corp.	1,000,000	USD	1,000,000	(0.520)%	Jun 2015	—	83,872	83,872
	Merrill Lynch International	International Lease Finance Corp.	1,100,000	USD	1,100,000	(0.130)%	Mar 2012	—	230,017	230,017
	Morgan Stanley Capital Services, Inc.	British Sky Broadcasting Group, Inc.	1,800,000	USD	1,800,000	(1.400)%	Mar 2018	—	(91,528)	(91,528)
	Morgan Stanley Capital Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	Sep 2012	—	24,942	24,942
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	3,000,000	USD	3,000,000	(0.885)%	Jun 2018	—	249,606	249,606
	Morgan Stanley Capital Services, Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	—	(40,923)	(40,923)
	Morgan Stanley Capital Services, Inc.	Viacom, Inc.	300,000	USD	300,000	(0.640)%	Jun 2011	—	4,650	4,650
	The Royal Bank of Scotland PLC	American General Finance Corp.	3,000,000	USD	3,000,000	(1.820)%	Dec 2017	—	1,181,272	1,181,272
	The Royal Bank of Scotland PLC	Daimler Chrysler AG	400,000	USD	400,000	(0.620)%	Sep 2011	—	7,954	7,954
	The Royal Bank of Scotland PLC	Gatx Corp.	3,000,000	USD	3,000,000	(0.605)%	Mar 2012	—	112,998	112,998
	The Royal Bank of Scotland PLC	The Bear Stearns Companies, Inc.	900,000	USD	900,000	(2.223)%	Mar 2018	—	(83,065)	(83,065)
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	—	230,870	230,870

87

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PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust (continued)
	UBS AG	Boston Scientific Corp.	1,600,000	USD	$1,600,000	(2.060)%	Jun 2016	—	($92,901)	($92,901)
	UBS AG	JP Morgan Chase & Company	1,800,000	USD	1,800,000	(0.730)%	Mar 2018	—	28,968	28,968
					$254,819,901			$2,574,986	$8,230,190	$10,805,176

Investment Quality Bond Trust

The Trust used credit default swaps to hedge against potential credit events and to gain exposure to a credit index.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	Goldman Sachs International	CDS M 2.7 09-13	1,250,000	USD	$1,250,000	(2.700)%	Sep 2013	—	$52,074	$52,074
	UBS Securities LLC	CDSCYT1.612-13	1,250,000	USD	1,250,000	(1.600)%	Dec 2013	—	48,611	48,611
	UBS Securities LLC	CDSRE1.812-13	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	—	(50,393)	(50,393)
					3,950,000			—	$50,292	$50,292

Real Return Bond Trust

The Trust used credit default swaps to enhance potential gain, to hedge against potential credit events and to gain exposure to security or credit index.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Bank of America N.A.	Autozone, Inc.	3,600,000	USD	$3,600,000	(0.620)%	Dec 2012	—	($3,040)	($3,040)
	Bank of America N.A.	Baxter International, Inc.	1,100,000	USD	1,100,000	(0.310)%	Jun 2018	—	(4,063)	(4,063)
	Bank of America N.A.	Harris Corp.	5,000,000	USD	5,000,000	(1.440)%	Dec 2017	—	(121,061)	(121,061)
	Bank of America N.A.	Liberty Mutual Group, Inc.	900,000	USD	900,000	(1.390)%	Mar 2014	—	80,093	80,093
	Bank of America N.A.	Marriott International, Inc.	5,000,000	USD	5,000,000	(1.730)%	Jun 2017	—	71,693	71,693
	Bank of America N.A.	Marsh & Mclennan Companies, Inc.	1,000,000	USD	1,000,000	(0.830)%	Sep 2015	—	(15,605)	(15,605)
	Bank of America N.A.	Spectra Energy Capital, LLC.	1,300,000	USD	1,300,000	(0.830)%	Sep 2014	—	(14,783)	(14,783)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	1,000,000	USD	1,000,000	(1.490)%	Jun 2018	—	102,612	102,612
	Bank of America N.A.	UST, Inc.	1,900,000	USD	1,900,000	(0.340)%	Sep 2012	—	(5,172)	(5,172)
	Bank of America N.A.	Xstrata Canada Corp.	1,300,000	USD	1,300,000	(0.910)%	Jun 2012	—	58,891	58,891
	Bank of America N.A.	Xstrata Canada Corp.	3,900,000	USD	3,900,000	(1.100)%	Jun 2015	—	246,199	246,199
	Bank of America N.A.	YUM! Brands, Inc	3,000,000	USD	3,000,000	(1.245)%	Mar 2018	—	(130,067)	(130,067)
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	—	24,569	24,569
	Barclays Bank PLC	Genworth Financial, Inc.	700,000	USD	700,000	(0.960)%	Jun 2018	—	258,105	258,105
	Barclays Bank PLC	Genworth Financial, Inc.	1,000,000	USD	1,000,000	(0.830)%	Jun 2018	—	375,173	375,173
	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Jun 2013	—	22,434	22,434
	Barclays Bank PLC	The Black & Decker Corp.	1,000,000	USD	1,000,000	(1.180)%	Dec 2014	—	18,055	18,055
	BNP Paribas	International Lease Finance Corp.	800,000	USD	800,000	(1.600)%	Dec 2013	—	183,674	183,674
	Citibank N.A	Echostar DBS Corp.	2,200,000	USD	2,200,000	(3.650)%	Dec 2013	($2)	(12,275)	(12,277)
	Citibank N.A	Masco Corp.	1,200,000	USD	1,200,000	(1.910)%	Dec 2016	—	76,559	76,559
	Citibank N.A	Omnicom Group, Inc.	1,250,000	USD	1,250,000	(0.940)%	Jun 2016	—	(11,218)	(11,218)
	Credit Suisse International	The Hartford Financial Services Group, Inc.	5,500,000	USD	5,500,000	(5.000)%	Dec 2018	485,242	(308,281)	176,961
	Deutsche Bank AG	Alcoa, Inc.	2,000,000	USD	2,000,000	(1.270)%	Sep 2018	—	286,828	286,828
	Deutsche Bank AG	Cardinal Health, Inc.	1,500,000	USD	1,500,000	(0.590)%	Jun 2017	—	(8,963)	(8,963)
	Deutsche Bank AG	CDX.NA.IG.12	1,300,000	USD	1,300,000	(1.000)%	Jun 2014	34,807	(16,381)	18,426
	Deutsche Bank AG	Genworth Financial, Inc.	100,000	USD	100,000	(0.980)%	Jun 2018	—	36,773	36,773
	Deutsche Bank AG	Home Depot, Inc.	1,250,000	USD	1,250,000	(1.565)%	Mar 2016	—	(49,242)	(49,242)
	Deutsche Bank AG	Macy’s, Inc.	1,000,000	USD	1,000,000	(2.100)%	Sep 2017	—	75,028	75,028
	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	2,000,000	USD	2,000,000	(0.600)%	Sep 2015	—	(4,943)	(4,943)
	Deutsche Bank AG	Spectra Energy Capital, LLC.	1,000,000	USD	1,000,000	(0.670)%	Jun 2018	—	22,474	22,474
	Deutsche Bank AG	The Hartford Financial Services Group, Inc.	10,000,000	USD	10,000,000	(5.000)%	Dec 2018	928,342	(606,593)	321,749
	Goldman Sachs	Alcoa, Inc.	2,000,000	USD	2,000,000	(1.320)%	Sep 2018	—	280,601	280,601
	Goldman Sachs	Bank of America N.A.	1,000,000	USD	1,000,000	(2.910)%	Mar 2018	—	26,323	26,323
	Goldman Sachs	CDX.NA.IG.12	15,300,000	USD	15,300,000	(1.000)%	Jun 2014	468,942	(252,086)	216,856
	Goldman Sachs	Computer Sciences Corp.	4,000,000	USD	4,000,000	(1.100)%	Mar 2018	—	(169,060)	(169,060)
	Goldman Sachs	Telecom Italia SpA	800,000	USD	800,000	(1.550)%	Jun 2018	—	22,865	22,865
	JP Morgan Chase Bank	Qwest Capital Funding, Inc.	1,000,000	USD	1,000,000	(3.250)%	Sep 2009	—	5,306	5,306
	Merrill Lynch Capital Services, Inc.	Echostar DBS Corp.	1,600,000	USD	1,600,000	(3.650)%	Dec 2013	—	(8,928)	(8,928)
	Morgan Stanley Capital Services, Inc.	American Electric Power Company, Inc.	600,000	USD	600,000	(0.470)%	Jun 2015	—	4,514	4,514
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.12	15,900,000	USD	15,900,000	(1.000)%	Jun 2014	584,811	(359,451)	225,360
	Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	—	(29,858)	(29,858)
	Morgan Stanley Capital Services, Inc.	Prologis	1,300,000	USD	1,300,000	(1.320)%	Jun 2018	—	229,806	229,806
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	2,500,000	USD	2,500,000	(0.885)%	Jun 2018	—	208,005	208,005

88

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PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust (continued)
	The Royal Bank of Scotland PLC	Firstenergy Corp.	1,000,000	USD	1,000,000	(0.500)%	Dec 2011	—	$27,383	$27,383
	The Royal Bank of Scotland PLC	Macy’s, Inc.	1,000,000	USD	1,000,000	(2.111)%	Dec 2016	—	73,936	73,936
	The Royal Bank of Scotland PLC	Simon Property Group, L.P.	600,000	USD	600,000	(1.010)%	Dec 2015	—	38,987	38,987
					$115,900,000			$2,502,142	$725,816	$3,227,958

Spectrum Income Trust

The Trust used credit default swaps to hedge against anticipated potential credit events.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Spectrum Income Trust
	JP Morgan Chase Bank	United Utilities	100,000	EUR	($148,715)	(0.950)%	Mar 2013	—	($2,040)	($2,040)
	JP Morgan Chase Bank	Rentokil Initial	50,000	EUR	(75,908)	(2.500)%	Mar 2013	—	(1,835)	(1,835)
	JP Morgan Chase Bank	Electrolux AB	75,000	EUR	(118,661)	(1.180)%	Jun 2013	—	(1,507)	(1,507)
	JP Morgan Chase Bank	British Telecommunications LLC	40,000	EUR	(51,938)	(1.760)%	Mar 2014	—	(214)	(214)
					($395,222)			—	($5,596)	($5,596)

The following summarizes the Trusts’ use of credit default swaps, as Sellers of protection and the contracts held as of June 30, 2009

Global Bond Trust

The Trust used credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

TRUST	COUNTERPARTY	ISSUER	IMPLIED CREDIT SPREAD AT 6-30-2009	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)*	MARKET VALUE
Global Bond Trust
	Barclays Bank PLC	General Electric Capital Corp.	3.73%	500,000	USD	$500,000	0.750%	Jun 2010	—	($14,123)	($14,123)
	Citibank N.A.	General Electric Capital Corp.	3.71%	1,900,000	USD	1,900,000	0.950%	Sep 2009	—	(11,511)	(11,511)
	Deutsche Bank AG	ABX.HE.AAA.06-2	n/a	997,850	USD	997,850	0.110%	May 2046	($369,895)	(306,867)	(676,762)
	Goldman Sachs	Berkshire Hathaway Fin.	2.39%	1,500,000	USD	1,500,000	0.980%	Sep 2013	—	(78,995)	(78,995)
	JP Morgan Chase Bank	Federative Republic of Brazil	1.22%	3,300,000	USD	3,300,000	1.345%	Aug 2011	—	25,106	25,106
	Merrill Lynch International	Federative Republic of Brazil	1.22%	3,300,000	USD	3,300,000	1.340%	Aug 2011	—	24,698	24,698
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.22%	4,600,000	USD	4,600,000	1.380%	Aug 2011	—	38,978	38,978
						$16,097,850			($369,895)	($322,714)	($692,609)

Real Return Bond Trust

The Trust used credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

TRUST	COUNTERPARTY	ISSUER	IMPLIED CREDIT SPREAD AT 6-30-2009	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)*	MARKET VALUE
Real Return Bond Trust
	Barclays Bank PLC	Ford Motor Credit Company LLC	9.29%	500,000	USD	$500,000	3.800%	Sep 2012	—	($71,649)	($71,649)
	Barclays Bank PLC	General Electric Capital Corp.	4.22%	800,000	USD	800,000	1.010%	Mar 2013	—	(82,352)	(82,352)
	BNP Paribas	General Electric Capital Corp.	3.72%	400,000	USD	400,000	1.100%	Dec 2009	—	(4,862)	(4,862)
	The Royal Bank of Scotland PLC	General Electric Capital Corp.	3.71%	400,000	USD	400,000	1.100%	Sep 2009	—	(2,269)	(2,269)
						$2,100,000			—	($161,132)	($161,132)

Total Return Trust

The Trust used credit default swaps to enhance potential gain, to take a long position in the exposure of the benchmark credit and to gain exposure to security or credit index.

TRUST	COUNTERPARTY	ISSUER	IMPLIED CREDIT SPREAD AT 6-30-2009	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)*	MARKET VALUE
Total Return Trust
	Barclays Bank PLC	American International Group, Inc.	14.86%	500,000	USD	$500,000	1.670%	Mar 2013	—	($164,331)	($164,331)
	Barclays Bank PLC	American International Group, Inc.	14.29%	4,800,000	USD	4,800,000	5.000%	Dec 2013	($387,821)	(857,201)	(1,245,022)
	Barclays Bank PLC	Ford Motor Credit Company LLC	9.29%	2,500,000	USD	2,500,000	4.150%	Sep 2012	—	(334,974)	(334,974)
	Barclays Bank PLC	Ford Motor Credit Company LLC	9.29%	500,000	USD	500,000	5.800%	Sep 2012	—	(45,055)	(45,055)
	Barclays Bank PLC	General Electric Capital Corp.	3.73%	1,600,000	USD	1,600,000	0.770%	Jun 2010	—	(44,878)	(44,878)
	Barclays Bank PLC	General Electric Capital Corp.	3.88%	1,800,000	USD	1,800,000	1.020%	Sep 2010	—	(60,544)	(60,544)
	Barclays Bank PLC	General Electric Capital Corp.	3.99%	300,000	USD	300,000	0.935%	Dec 2010	—	(12,879)	(12,879)
	Barclays Bank PLC	GMAC LLC	9.39%	2,500,000	USD	2,500,000	3.650%	Sep 2012	—	(372,466)	(372,466)

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TRUST	COUNTERPARTY	ISSUER	IMPLIED CREDIT SPREAD AT 6-30-2009	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)*	MARKET VALUE
Total Return Trust (continued)
	Barclays Bank PLC	GMAC LLC	9.39%	1,900,000	USD	1,900,000	4.800%	Sep 2012	—	($225,400)	($225,400)
	Barclays Bank PLC	United Mexican States	1.70%	1,000,000	USD	1,000,000	0.390%	Jan 2012	—	(30,584)	(30,584)
	BNP Paribas	General Electric Capital Corp.	3.99%	1,200,000	USD	1,200,000	0.940%	Dec 2010	—	(51,428)	(51,428)
	Citibank N.A	CDX.NA.HY.8	n/a	8,253,670	USD	8,253,670	0.355%	Jun 2012	—	(384,235)	(384,235)
	Citibank N.A	CDX.NA.HY.8	n/a	4,855,100	USD	4,855,100	0.360%	Jun 2012	—	(225,362)	(225,362)
	Citibank N.A	CDX.NA.HY.8	n/a	2,039,142	USD	2,039,142	0.401%	Jun 2012	—	(92,386)	(92,386)
	Citibank N.A	CDX.NA.HY.8	n/a	500,000	USD	500,000	2.179%	Jun 2012	—	(114,424)	(114,424)
	Citibank N.A	General Electric Capital Corp.	3.73%	200,000	USD	200,000	1.100%	Mar 2010	—	(3,707)	(3,707)
	Citibank N.A	General Electric Capital Corp.	3.73%	100,000	USD	100,000	1.150%	Mar 2010	—	(1,816)	(1,816)
	Citibank N.A	General Electric Capital Corp.	3.99%	500,000	USD	500,000	1.120%	Dec 2010	—	(20,130)	(20,130)
	Citibank N.A	General Electric Capital Corp.	4.09%	1,000,000	USD	1,000,000	5.000%	Jun 2011	($46,031)	64,241	18,210
	Citibank N.A	General Electric Capital Corp.	4.09%	2,000,000	USD	2,000,000	5.000%	Jun 2011	(87,314)	123,734	36,420
	Citibank N.A	General Electric Capital Corp.	4.17%	1,500,000	USD	1,500,000	4.325%	Dec 2013	—	10,204	10,204
	Citibank N.A	GMAC LLC	9.39%	1,000,000	USD	1,000,000	3.720%	Sep 2012	—	(147,139)	(147,139)
	Deutsche Bank AG	Berkshire Hathaway Fin.	2.42%	2,000,000	USD	2,000,000	0.850%	Mar 2013	—	(105,302)	(105,302)
	Deutsche Bank AG	CDX.NA.IG.10	n/a	2,430,711	USD	2,430,711	0.530%	Jun 2013	—	(2,748)	(2,748)
	Deutsche Bank AG	CDX.NA.IG.9	n/a	12,250,786	USD	12,250,786	0.705%	Dec 2012	—	136,666	136,666
	Deutsche Bank AG	Ford Motor Credit Company LLC	9.29%	1,100,000	USD	1,100,000	5.650%	Sep 2012	—	(103,508)	(103,508)
	Deutsche Bank AG	General Electric Capital Corp.	3.88%	1,900,000	USD	1,900,000	1.070%	Sep 2010	—	(62,753)	(62,753)
	Deutsche Bank AG	General Electric Capital Corp.	3.99%	500,000	USD	500,000	0.950%	Dec 2010	—	(21,356)	(21,356)
	Deutsche Bank AG	General Electric Capital Corp.	4.19%	700,000	USD	700,000	1.500%	Sep 2011	—	(38,642)	(38,642)
	Deutsche Bank AG	General Electric Capital Corp.	4.17%	1,400,000	USD	1,400,000	4.900%	Dec 2013	—	39,708	39,708
	Deutsche Bank AG	GMAC LLC	9.39%	1,400,000	USD	1,400,000	4.000%	Sep 2012	—	(195,647)	(195,647)
	Goldman Sachs	CDX.NA.IG.10	n/a	3,014,082	USD	3,014,082	0.463%	Jun 2013	—	(10,992)	(10,992)
	Goldman Sachs	CDX.NA.IG.9	n/a	972,285	USD	972,285	0.548%	Dec 2017	—	1,843	1,843
	Goldman Sachs	General Electric Capital Corp.	3.72%	500,000	USD	500,000	0.830%	Dec 2009	—	(6,757)	(6,757)
	Goldman Sachs	General Electric Capital Corp.	3.99%	700,000	USD	700,000	0.900%	Dec 2010	—	(30,404)	(30,404)
	HSBC Bank	Republic of Panama	1.61%	1,400,000	USD	1,400,000	0.760%	Jan 2012	—	(24,680)	(24,680)
	JP Morgan Chase Bank	CDX.NA.IG.9	n/a	2,139,026	USD	2,139,026	0.553%	Dec 2017	—	4,801	4,801
	JP Morgan Chase Bank	Republic of Panama	2.21%	700,000	USD	700,000	1.250%	Jan 2017	—	(37,913)	(37,913)
	Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	n/a	2,000,000	USD	2,000,000	1.833%	Jun 2012	—	(476,333)	(476,333)
	Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	n/a	1,000,000	USD	1,000,000	2.070%	Jun 2012	—	(231,783)	(231,783)
	Merrill Lynch Capital Services, Inc.	Federative Republic of Brazil	1.92%	1,000,000	USD	1,000,000	1.950%	Apr 2016	—	5,822	5,822
	Merrill Lynch Capital Services, Inc.	General Electric Capital Corp.	3.72%	4,500,000	USD	4,500,000	1.080%	Dec 2009	—	(55,150)	(55,150)
	Merrill Lynch Capital Services, Inc.	GMAC LLC	11.91%	4,000,000	USD	4,000,000	1.850%	Sep 2009	—	(89,099)	(89,099)
	Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	n/a	1,000,000	USD	1,000,000	2.080%	Jun 2012	—	(231,514)	(231,514)
	Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	n/a	600,000	USD	600,000	2.170%	Jun 2012	—	(137,454)	(137,454)
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	—	19,460	19,460
	Morgan Stanley Capital Services, Inc.	GAZPROM	4.93%	100,000	USD	100,000	2.180%	Feb 2013	—	(7,923)	(7,923)
	The Royal Bank of Scotland PLC	General Electric Capital Corp.	3.71%	600,000	USD	600,000	1.100%	Sep 2009	—	(3,404)	(3,404)
	UBS AG	GAZPROM	4.93%	1,000,000	USD	1,000,000	2.180%	Feb 2013	—	(79,228)	(79,228)
	UBS AG	Republic Of Korea	1.55%	1,000,000	USD	1,000,000	3.850%	Dec 2009	—	12,093	12,093
						$95,254,802			($521,166)	($4,722,957)	($5,244,123)

*	The Statement of Assets and Liabilities includes an additional unamortized upfront payment (received)/paid of ($42) for Global Bond as a result of unsettled interest rate swap contracts.

CDS notional amounts at June 30, 2009 (in USD) are representative of the CDS activity during the period ended June 30, 2009.

Forward Foreign Currency Contracts  All Portfolios of the Trust described in this report, with the exception of Money Market Trust and Money Market Trust B may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Portfolio may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to a Portfolio’s securities denominated or generally quoted in a specific currency. The Portfolios utilize currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Portfolio has or expects to have an exposure. The Portfolio may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which a Portfolio is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Portfolio’s securities are (or are expected to be) denominated, and to buy dollars. The amount of the contract would not exceed the market value of a Portfolio’s securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Portfolios could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

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Additionally, the Portfolios could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, a Portfolio will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that a Portfolio will succeed in pursuing contractual remedies. Thus, a Portfolio assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

The following summarizes the Trusts’ use of forward foreign currency contracts and contracts held as of June 30, 2009:

Global Bond Trust

The Trust used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust	BUYS
	Australian Dollar	1,318,000	$1,065,840	7/23/2009	($5,450)
	Brazilian Real	252,027	123,000	8/4/2009	4,855
	Brazilian Real	7,502	3,422	8/4/2009	384
	Brazilian Real	251,966	123,000	8/4/2009	4,823
	Canadian Dollar	223,000	199,351	8/4/2009	(7,597)
	Canadian Dollar	464,000	420,552	8/4/2009	(21,566)
	Chilean Peso	57,900,000	100,242	11/19/2009	8,695
	Chinese Yuan Renminbi	3,657,575	568,000	7/15/2009	(32,478)
	Chinese Yuan Renminbi	2,277,990	330,000	9/8/2009	3,862
	Chinese Yuan Renminbi	2,221,120	320,000	9/8/2009	5,527
	Chinese Yuan Renminbi	10,185,995	1,470,000	9/8/2009	22,858
	Chinese Yuan Renminbi	4,576,275	660,000	9/8/2009	10,698
	Chinese Yuan Renminbi	1,863,810	270,000	9/8/2009	3,160
	Chinese Yuan Renminbi	10,303,900	1,670,000	5/17/2010	(147,865)
	Chinese Yuan Renminbi	11,612,440	1,876,000	5/17/2010	(160,562)
	Danish Krone	31,892,000	6,088,211	7/2/2009	(80,431)
	Danish Krone	31,892,000	5,998,401	10/1/2009	2,065
	Euro	42,454,000	59,238,613	7/27/2009	318,277
	Euro	633,000	880,320	7/27/2009	7,689
	Euro	1,151,000	1,614,266	7/27/2009	422
	Hong Kong Dollar	55,047	7,108	9/15/2009	—
	Hong Kong Dollar	21,427	2,767	9/15/2009	—
	Hong Kong Dollar	28,174	3,638	9/15/2009	—
	Hong Kong Dollar	29,984	3,871	9/15/2009	—
	Hong Kong Dollar	29,982	3,871	9/15/2009	—
	Hungarian Forint	120,077	583	10/20/2009	22
	Indian Rupee	58,091	1,100	7/6/2009	112
	Indian Rupee	57,827	1,100	7/6/2009	107
	Indian Rupee	46,660	895	7/6/2009	78
	Indian Rupee	23,372	478	10/6/2009	7
	Indian Rupee	71,056	1,471	10/6/2009	2
	Indian Rupee	23,392	480	10/6/2009	5
	Indian Rupee	23,498	476	10/6/2009	11
	Indian Rupee	21,534	443	10/6/2009	4
	Japanese Yen	438,903,000	4,520,121	7/2/2009	35,886
	Japanese Yen	24,338,916,000	252,369,737	7/2/2009	278,999
	Japanese Yen	36,661,000	372,675	7/2/2009	7,882
	Japanese Yen	24,406,958,000	253,447,124	8/4/2009	5,536
	Malaysian Ringgit	1,393,928	379,300	8/12/2009	16,729
	Malaysian Ringgit	1,077,331	295,119	8/12/2009	10,962
	Malaysian Ringgit	1,243,497	338,689	8/12/2009	14,601
	Philippine Peso	20,869,750	432,713	8/6/2009	(418)
	Philippine Peso	13,293,850	274,100	8/6/2009	1,268
	Philippine Peso	8,852,345	183,146	8/6/2009	222
	Philippine Peso	2,300,000	51,385	12/24/2010	(3,699)
	Pound Sterling	550,000	907,495	7/2/2009	(2,635)
	Pound Sterling	22,456,000	34,744,485	7/2/2009	2,200,117
	Pound Sterling	11,978,000	19,733,276	7/2/2009	(27,076)
	Pound Sterling	148,000	243,441	7/2/2009	48
	Pound Sterling	126,000	204,824	7/2/2009	2,471
	Pound Sterling	114,000	185,641	7/2/2009	1,912
	Pound Sterling	1,134,000	1,790,724	7/2/2009	74,932

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust, continued	BUYS
	Pound Sterling	522,000	$848,365	7/2/2009	$10,429
	Pound Sterling	21,492,000	35,504,784	8/6/2009	(147,402)
	South African Rand	273,692	28,054	11/18/2009	6,515
	Swedish Krona	24,444,000	3,319,626	7/2/2009	(151,109)
	Swedish Krona	24,444,000	3,165,259	10/1/2009	2,848
	Taiwan Dollar	272,970	8,100	8/10/2009	290
	Taiwan Dollar	96,465	2,877	8/10/2009	88
	Taiwan Dollar	125,490	3,730	8/10/2009	127
	Taiwan Dollar	254,106	7,600	8/10/2009	211
			$696,409,889		$2,277,448

	SELLS
	Australian Dollar	10,000,000	$8,051,400	7/23/2009	$5,949
	Australian Dollar	2,819,000	2,215,232	7/23/2009	(52,780)
	Australian Dollar	840,000	668,270	7/23/2009	(7,547)
	Australian Dollar	2,991,000	2,365,313	7/23/2009	(41,082)
	Australian Dollar	14,670,712	11,662,116	7/31/2009	(134,136)
	Canadian Dollar	5,100,000	4,403,156	8/4/2009	17,757
	Canadian Dollar	13,022,000	11,857,048	8/4/2009	659,663
	Chilean Peso	68,148,800	117,478	11/19/2009	(10,742)
	Chinese Yuan Renminbi	1,239,125	177,525	7/15/2009	(3,901)
	Chinese Yuan Renminbi	2,418,450	345,000	7/15/2009	(9,096)
	Chinese Yuan Renminbi	21,125,190	2,992,237	9/8/2009	(103,868)
	Chinese Yuan Renminbi	21,916,340	3,052,415	5/17/2010	(185,157)
	Euro	3,218,000	4,547,349	7/27/2009	32,956
	Euro	841,000	1,172,812	7/27/2009	(6,991)
	Euro	441,000	623,318	7/27/2009	4,658
	Euro	6,438,000	8,929,764	7/27/2009	(101,830)
	Indian Rupee	23,372	481	7/6/2009	(6)
	Indian Rupee	70,781	1,477	7/6/2009	—
	Indian Rupee	23,392	484	7/6/2009	(4)
	Indian Rupee	23,498	481	7/6/2009	(10)
	Indian Rupee	21,534	446	7/6/2009	(3)
	Japanese Yen	367,108,760	3,731,000	7/2/2009	(79,752)
	Japanese Yen	20,450,000	208,028	7/2/2009	(4,252)
	Japanese Yen	30,319,000	310,977	7/2/2009	(3,748)
	Malaysian Ringgit	3,737,925	1,053,534	8/12/2009	(8,449)
	Mexican Peso	154,855	10,389	11/27/2009	(1,132)
	New Zealand Dollar	277,000	170,905	7/23/2009	(7,595)
	Philippine Peso	43,256,300	898,653	8/6/2009	2,643
	Philippine Peso	2,300,000	47,589	12/24/2010	(97)
	Pound Sterling	563,000	916,496	7/2/2009	(9,751)
	Pound Sterling	775,000	1,251,410	7/2/2009	(23,620)
	Pound Sterling	2,434,000	4,040,197	7/2/2009	35,781
	Pound Sterling	21,492,000	35,505,966	7/2/2009	147,337
	Pound Sterling	11,764,000	19,387,719	7/2/2009	33,592
	Singapore Dollar	1,969	1,294	7/30/2009	(65)
	South Korean Won	539,460	400	7/30/2009	(27)
	South Korean Won	536,080	400	7/30/2009	(24)
	South Korean Won	536,600	400	7/30/2009	(25)
	South Korean Won	493,505	369	7/30/2009	(22)
			$130,719,528		$144,624

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High Income Trust

The Trust primarily used forward foreign currency contracts to hedge against anticipated currency exchange rates. In addition, the Trust uses the contracts to maintain the diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
High Income Trust	SELLS
	Canadian Dollar	2,800,000	$2,426,343	9/30/09	$17,803
	Pound Sterling	630,000	1,029,527	9/30/09	(6,755)
			$3,455,870		$11,048

Investment Quality Bond Trust

The Trust used foreign forward currency contracts to hedge against anticipated currency exchange rates and to gain exposure to foreign currencies.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust	BUYS
	Mexican Peso	7,400,000	$549,879	9/17/2009	$6,063
	Mexican Peso	38,500,000	2,864,796	9/17/2009	27,603
	New Zealand Dollar	4,800,000	2,996,400	9/16/2009	86,023
	Pound Sterling	1,850,000	3,015,593	9/16/2009	27,622
			$9,426,668		$147,311

	SELLS
	Brazilian Real	2,613,000	$1,299,806	9/16/2009	($14,532)
	Brazilian Real	2,612,000	1,319,192	9/16/2009	5,357
	Japanese Yen	290,000,000	3,003,920	9/16/2009	(9,072)
			$5,622,918		($18,247)

Real Return Bond Trust

The Trust used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust	BUYS
	Brazilian Real	304,337	$138,808	8/4/09	$15,584
	Chinese Yuan Renminbi	16,800	2,486	3/29/10	(8)
	Chinese Yuan Renminbi	1,792,195	265,000	3/29/10	(685)
	Chinese Yuan Renminbi	1,862,587	275,735	3/29/10	(1,039)
	Chinese Yuan Renminbi	2,264,343	333,900	3/29/10	47
	Chinese Yuan Renminbi	3,654,085	530,000	9/8/09	5,542
	Chinese Yuan Renminbi	3,740,765	547,776	9/8/09	470
	Chinese Yuan Renminbi	4,065,828	600,557	3/29/10	(925)
	Chinese Yuan Renminbi	8,198,841	1,214,981	3/29/10	(5,808)
	Chinese Yuan Renminbi	8,814,420	1,350,000	7/15/09	(59,442)
	Chinese Yuan Renminbi	10,124,686	1,571,000	7/15/09	(88,602)
	Chinese Yuan Renminbi	12,695,640	1,880,000	9/8/09	(19,329)
	Chinese Yuan Renminbi	15,714,138	2,322,083	9/8/09	(19,021)
	Japanese Yen	2,356,322,541	24,538,892	7/2/09	(79,219)
	Malaysian Ringgit	94,960	26,781	8/12/09	198
	Mexican Peso	140,652	9,604	11/27/09	861
	Mexican Peso	356,072	23,889	11/27/09	2,603
	Philippine Peso	3,800,000	84,897	12/24/10	(6,111)
	Pound Sterling	270,000	423,383	7/2/09	20,821
	Pound Sterling	1,609,000	2,658,157	7/2/09	(11,030)
	Singapore Dollar	1,099,264	760,000	7/30/09	(1,182)
	Swiss Franc	1,011,000	934,826	7/2/09	(4,358)
			$40,492,755		($250,633)

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PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust, continued	SELLS
	Australian Dollar	600,000	$483,084	7/23/09	$357
	Chinese Yuan Renminbi	8,190,769	1,198,951	7/15/09	(296)
	Chinese Yuan Renminbi	10,748,337	1,575,563	7/15/09	1,852
	Euro	4,897,000	6,833,078	7/27/09	(36,713)
	Japanese Yen	3,665,000	37,282	7/2/09	(762)
	Japanese Yen	127,180,000	1,320,665	8/4/09	4,073
	Japanese Yen	2,356,323,000	24,545,031	7/22/09	79,640
	Japanese Yen	2,479,837,000	25,713,381	7/2/09	(28,427)
	Philippine Peso	3,800,000	78,626	12/24/10	(160)
	Philippine Peso	8,367,410	173,889	8/6/09	567
	Pound Sterling	1,609,000	2,658,068	8/6/09	11,035
	Pound Sterling	1,609,000	2,907,236	7/2/09	(184,094)
	Singapore Dollar	1,099,264	736,723	7/30/09	(22,095)
	Swiss Franc	1,011,000	935,964	10/1/09	4,377
	Swiss Franc	1,011,000	947,504	7/2/09	17,036
			$70,145,045		($153,610)

Spectrum Income Trust

The Trust used forward foreign currency contracts to hedge against anticipated currency exchange rates.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income Trust	BUYS
	Australian Dollar	471,636	$355,882	7/21/2009	$23,626
	Brazilian Real	700,000	327,562	7/20/2009	28,517
	Brazilian Real	3,554,049	1,791,417	8/4/2009	11,570
	Canadian Dollar	1,203,754	1,038,533	7/21/2009	(3,522)
	Czech Koruna	4,713,756	235,514	7/21/2009	19,142
	Danish Krone	1,473,029	266,091	7/21/2009	11,323
	Euro	385,000	529,910	7/13/2009	10,188
	Euro	4,058,378	5,486,781	7/21/2009	206,536
	Hungarian Forint	318,245,000	1,497,316	7/13/2009	139,559
	Hungarian Forint	16,225,055	75,543	7/21/2009	7,761
	Indian Rupee	46,535,560	970,000	7/21/2009	1
	Indian Rupee	30,812,650	605,000	7/27/2009	36,973
	Indian Rupee	15,750,560	328,000	8/20/2009	(423)
	Indonesian Rupiah	3,306,435,000	319,000	7/21/2009	3,609
	Japanese Yen	78,831,440	830,000	7/21/2009	(11,513)
	Mexican Peso	8,238,870	621,426	7/21/2009	2,575
	Mexican Peso	2,402,994	180,541	8/20/2009	695
	Norwegian Krone	5,615,152	863,261	7/21/2009	9,590
	Pound Sterling	1,773,195	2,766,025	7/21/2009	151,182
	Pound Sterling	445,000	654,729	7/28/2009	77,367
	South African Rand	2,703,616	320,000	7/21/2009	29,268
	South Korean Won	483,347,250	366,311	7/20/2009	15,051
	South Korean Won	425,470,500	315,000	7/28/2009	21,467
	South Korean Won	1,600,082,400	1,288,000	8/20/2009	(17,606)
	Swedish Krona	13,534,798	1,748,215	7/21/2009	6,132
	Taiwan Dollar	26,330,780	797,000	7/27/2009	10,329
	Turkish Lira	100,000	64,008	7/21/2009	591
	Turkish Lira	121,509	76,460	8/20/2009	1,490
			$24,717,525		$791,478

	SELLS
	Australian Dollar	123,831	$101,102	7/21/2009	$1,459
	Brazilian Real	10,636,722	4,906,463	7/20/2009	(504,270)
	Brazilian Real	8,086,400	3,610,000	8/4/2009	(492,273)
	Canadian Dollar	72,179	63,914	7/21/2009	1,852
	Euro	385,000	522,545	7/13/2009	(17,553)

94

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income Trust, continued	SELLS
	Euro	4,029,346	$5,638,679	7/21/2009	($13,909)
	Hungarian Forint	318,245,000	1,530,760	7/13/2009	(106,114)
	Japanese Yen	187,000,000	1,923,710	7/13/2009	(17,682)
	Japanese Yen	94,318,894	985,083	7/21/2009	5,793
	Malaysian Ringgit	1,942,488	538,981	7/14/2009	(13,423)
	Mexican Peso	26,935,000	2,009,175	7/20/2009	(31,133)
	Mexican Peso	58,156,438	4,366,832	7/21/2009	(37,864)
	Mexican Peso	22,670,000	1,674,509	8/17/2009	(35,998)
	Mexican Peso	14,522,891	1,090,962	8/20/2009	(4,362)
	Mexican Peso	22,215,000	1,636,090	9/23/2009	(31,483)
	Polish Zloty	4,491,931	1,351,961	7/21/2009	(61,708)
	Pound Sterling	143,896	235,116	7/21/2009	(1,618)
	South African Rand	2,954,254	338,364	7/21/2009	(43,282)
	Turkish Lira	286,523	174,923	7/21/2009	(10,168)
	Turkish Lira	1,551,581	977,774	8/20/2009	(17,597)
			$33,676,943		($1,431,333)

Strategic Income Trust

The Trust primarily used foreign currency options to gain exposure to foreign currencies. In addition, the Trust used the contracts to hedge against anticipated currency exchange rates, enhance potential gain, and maintain the diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)

Strategic Income Trust	BUYS
	Canadian Dollar	5,182,886	$4,497,862	9/30/2009	($39,580)
	Canadian Dollar	16,508,520	14,326,582	9/30/2009	(126,071)
	Canadian Dollar	7,832,210	6,797,024	9/30/2009	(59,812)
	Canadian Dollar	15,644,834	13,572,927	9/30/2009	(115,352)
	New Zealand Dollar	20,000,000	12,675,998	9/30/2009	155,679
			$51,870,393		($185,136)

	SELLS
	Australian Dollar	5,680,000	$4,497,862	9/30/2009	($48,476)
	Australian Dollar	18,000,000	14,326,582	9/30/2009	(80,827)
	Australian Dollar	8,550,000	6,797,024	9/30/2009	(46,495)
	Australian Dollar	14,200,000	11,147,284	9/30/2009	(218,560)
	Canadian Dollar	14,353,400	12,675,998	9/30/2009	329,306
	Canadian Dollar	82,997,204	71,921,321	9/30/2009	527,719
	Euro	39,924,912	55,302,790	9/30/2009	(694,022)
	Pound Sterling	9,500,000	15,524,615	9/30/2009	(101,861)
	New Zealand Dollar	21,400,000	13,572,927	9/30/2009	(156,968)
	New Zealand Dollar	48,580,431	30,521,628	9/30/2009	(646,793)
			$236,288,031		($1,136,977)

Total Return Trust

The Trust used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust	BUYS
	Australian Dollar	5,036,000	$3,957,400	7/23/2009	$94,290
	Australian Dollar	572,954	455,455	7/31/2009	5,239
	Brazilian Real	13,792,373	6,718,155	8/4/2009	278,787
	Brazilian Real	8,764,302	4,079,265	8/4/2009	366,910
	Canadian Dollar	3,300,000	3,013,396	8/4/2009	(175,785)
	Chinese Yuan Renminbi	18,851,124	2,913,000	7/15/2009	(152,923)

95

FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust, (continued)	BUYS
	Chinese Yuan Renminbi	58,741,867	$9,080,900	7/15/2009	($480,243)
	Chinese Yuan Renminbi	17,526,568	2,689,000	7/15/2009	(122,858)
	Chinese Yuan Renminbi	18,563,256	2,880,100	7/15/2009	(162,172)
	Chinese Yuan Renminbi	6,136,325	886,962	7/15/2009	12,377
	Chinese Yuan Renminbi	3,956,370	570,000	9/8/2009	9,845
	Chinese Yuan Renminbi	17,946,895	2,590,000	9/8/2009	40,294
	Chinese Yuan Renminbi	8,043,150	1,160,000	9/8/2009	18,803
	Chinese Yuan Renminbi	3,244,410	470,000	9/8/2009	5,500
	Chinese Yuan Renminbi	3,376,500	500,000	3/29/2010	(2,031)
	Chinese Yuan Renminbi	3,384,400	500,000	3/29/2010	(866)
	Chinese Yuan Renminbi	20,591,775	3,045,000	3/29/2010	(8,107)
	Japanese Yen	90,248,000	935,780	7/2/2009	1,035
	Japanese Yen	90,248,000	937,155	8/4/2009	—
	Philippine Peso	5,900,000	131,814	12/24/2010	(9,489)
	Pound Sterling	198,000	317,764	7/2/2009	7,985
	Pound Sterling	7,876,000	13,011,585	7/2/2009	(53,993)
	Singapore Dollar	1,938,176	1,340,000	7/30/2009	(2,085)
			$62,182,731		($329,487)

	SELLS
	Brazilian Real	803,726	$1,762,167	8/4/2009	($90,232)
	Chinese Yuan Renminbi	1,457,000	10,418,630	7/15/2009	(68,438)
	Chinese Yuan Renminbi	3,746,783	26,293,455	7/15/2009	(102,958)
	Chinese Yuan Renminbi	6,903,800	48,401,663	7/15/2009	(182,902)
	Chinese Yuan Renminbi	2,570,455	18,023,984	7/15/2009	(68,516)
	Chinese Yuan Renminbi	1,474,792	10,545,084	7/15/2009	(69,160)
	Chinese Yuan Renminbi	2,253,722	15,771,373	9/8/2009	(57,728)
	Chinese Yuan Renminbi	1,784,782	12,471,226	9/8/2009	(42,999)
	Chinese Yuan Renminbi	636,000	4,458,360	9/8/2009	(17,417)
	Chinese Yuan Renminbi	945,000	6,626,192	9/8/2009	(26,134)
	Euro	25,451,366	18,240,000	7/27/2009	(136,745)
	Euro	472,442	337,000	7/27/2009	(321)
	Pound Sterling	639,757	393,000	7/2/2009	(6,807)
	Pound Sterling	11,577,885	7,483,000	7/2/2009	(733,119)
	Pound Sterling	316,382	198,000	7/2/2009	(9,367)
	Pound Sterling	13,011,152	7,876,000	8/6/2009	54,017
	Philippine Peso	122,077	5,900,000	12/24/2010	(248)
	Singapore Dollar	1,273,974	1,938,176	7/30/2009	(63,941)
			$197,137,310		($1,623,015)

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at June 30, 2009 are representative of the foreign forward currency exchange contract activity during the period ended June 30, 2009.

96

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Fair Value of Derivative Instruments by Risk Category

The table below summarized the fair value of derivatives held by the Portfolios at June 30, 2009 by risk category:

Portfolio	Derivatives Not Accounted for as Hedging Instruments Under FAS 133	Statement of Assets and Liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Global Bond Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments/Options written/Swap contracts, at value	Futures/Options/Interest rate swaps	$2,740,013	($2,414,181)
	Credit Contracts	Swap contracts, at value	Credit default swaps	13,187,601	(3,075,034)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	4,006,072	(1,584,000)
	Foreign exchange contracts	Investments in unaffiliated issuers, at value*	Options	5,380	—
	Total			$19,939,066	($7,073,215)

* Purchased options are included in the Portfolio’s Investments

High Income Trust	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	$17,803	($6,755)
	Foreign exchange contracts	Options written, at value; Investments in unaffiliated issuers, at value*	Options	3,465,960	(3,465,960)
	Equity Contracts	Investments in unaffiliated issuers, at value*	Options	655,590	—
	Total			$4,139,353	($3,472,715)

* Purchased options are included in the Portfolio’s Investments

Investment Quality Bond Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments/Swap contracts, at value	Futures/Interest rate swaps	$435,621	($162,321)
	Credit Contracts	Swap contracts, at value	Credit default swaps	100,685	(50,393)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	152,668	(23,604)
	Total			$688,974	($236,318)

Real Return Bond Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments/Options written/Swap contracts, at value	Futures/Options/Interest rate swaps	$5,331,864	($3,072,872)
	Credit Contracts	Swap contracts, at value	Credit default swaps	3,816,238	(749,412)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	165,063	(569,306)
	Total			$9,313,165	($4,391,590)

Spectrum Income Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	$39,086	($24,080)
	Credit Contracts	Swap contracts, at value	Credit default swaps	—	(5,596)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	833,646	(1,473,501)
	Total			$872,732	($1,503,177)

Strategic Bond Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments/Options written, at value	Futures/Options	$581,201	($1,120,126)
	Total			$581,201	($1,120,126)

97

FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives Not Accounted for as Hedging Instruments Under FAS 133	Statement of Assets and Liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Strategic Income Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($157,848)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	$1,012,704	(2,334,817)
	Foreign exchange contracts	Options written, at value; Investments in unaffiliated issuers, at value*	Options	1,322,554	(652,242)

	Equity Contracts	Investments in unaffiliated issuers, at value*	Options	30,000	—
	Total			$2,365,258	($3,144,907)

* Purchased options are included in the Portfolio’s Investments

Total Return Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments/Options written/Swap contracts, at value	Futures/Interest rate swaps	$37,977,228	($2,842,175)
	Interest rate contracts	Options written, at value; Investments in unaffiliated issuers, at value*	Options	15,132,954	(118,624)
	Credit Contracts	Swap contracts, at value	Credit default swaps	285,227	(5,529,350)
	Foreign exchange contracts	Receivable/Payable for foreign forward currency exchange contracts	Foreign forward currency contracts	895,082	(2,847,584)
	Total			$54,290,491	($11,337,733)

* Purchased options are included in the Portfolio’s Investments

U.S. Government Securities Trust	Interest rate contracts	Receivable for futures variation margin; Net unrealized appreciation (depreciation) on investments/Options written, at value	Futures/Options	$896,657	($2,627,874)
	Total			$896,657	($2,627,874)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended June 30, 2009:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statement of Operations location — Net realized gain (loss) on	Investments	Options	Futures contracts	Swap contracts	Foreign currency transactions
Active Bond Trust	Interest rate contracts	—	—	$544,121	—	—	$544,121
	Total	—	—	$544,121	—	—	$544,121
Global Bond Trust	Interest rate contracts	$17,448,794	($13,524,452)	$6,925,947	($23,175,896)	—	($12,325,607)
	Credit contracts	—	—	—	377,361	—	377,361
	Foreign exchange contracts	(24,958)	—	—	—	$13,651,547	13,626,589
	Total	$17,423,836	($13,524,452)	$6,925,947	($22,798,535)	$13,651,547	$1,678,343

High Income Trust	Foreign exchange contracts	—	—	—	—	$329,805	$329,805
	Total	—	—	—	—	$329,805	$329,805

Investment Quality Bond Trust	Interest rate contracts	—	—	$1,164,573	($269,719)	—	$894,854
	Credit contracts	—	—	—	3,545	—	3,545
	Foreign exchange contracts	—	—	—	—	($473,056)	(473,056)
	Total	—	—	$1,164,573	($266,174)	($473,056)	$425,343

Real Return Bond Trust	Interest rate contracts	$144,679	($1,216,988)	$20,243,417	($25,202,526)	—	($6,031,418)
	Credit contracts	—	—	—	5,617,353	—	5,617,353
	Foreign exchange contracts	—	—	—	—	($3,317,554)	(3,317,554)
	Total	$144,679	($1,216,988)	$20,243,417	($19,585,173)	($3,317,554)	($3,731,619)

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FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statement of Operations location — Net realized gain (loss) on	Investments	Options	Futures contracts	Swap contracts	Foreign currency transactions
Spectrum Income Trust	Interest rate contracts	—	—	($358,748)	$193,896	—	($164,852)
	Credit contracts	—	—	—	(213,154)	—	(213,154)
	Foreign exchange contracts	—	—	(416,235)	—	$180,205	(236,030)
	Total	—	—	($774,983)	($19,258)	$180,205	($614,036)

Strategic Bond Trust	Interest rate contracts	($15,788)	$991,763	($2,322,744)	—	—	($1,346,769)
	Total	($15,788)	$991,763	($2,322,744)	—	—	($1,346,769)

Strategic Income Trust	Interest rate contracts	—	—	($1,546,572)	—	—	($1,546,572)
	Foreign exchange contracts	($705,067)	$461,286	—	—	$4,383,640	4,139,859
	Total	($705,067)	$461,286	($1,546,572)	—	$4,383,640	($2,593,287)

Total Return Trust	Interest rate contracts	($2,317,202)	($13,505,152)	$34,619,748	$1,524,920	—	$20,322,314
	Credit contracts	—	—	—	(7,781,511)	—	(7,781,511)
	Foreign exchange contracts	—	—	—	—	($4,982,479)	(4,982,479)
	Total	($2,317,202)	($13,505,152)	$34,619,748	($6,256,591)	($4,982,479)	$7,558,324

U.S. Government Securities Trust	Interest rate contracts	—	$73,009	$2,786,112	—	—	$2,859,121
	Total	—	$73,009	$2,786,112	—	—	$2,859,121

The table below summarizes the change in unrealized appreciation (depreciation) in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended June 30, 2009:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statement of Operations location — Change in unrealized appreciation (depreciation) on	Investments	Options written	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies
Active Bond Trust	Interest rate contracts	—	—	($196,608)	—	—	($196,608)
	Total	—	—	($196,608)	—	—	($196,608)

Global Bond Trust	Interest rate contracts	($17,317,890)	$20,529,099	($13,221,982)	$41,649,967	—	$31,639,194
	Credit contracts	—	—	—	(9,767,440)	—	(9,767,440)
	Foreign exchange contracts	—	—	—	—	($23,595,190)	(23,595,190)
	Total	($17,317,890)	$20,529,099	($13,221,982)	$31,882,527	($23,595,190)	$1,723,436

High Income Trust	Interest rate contracts	($65,550)	—	—	—	—	($65,550)
	Foreign exchange contracts	(9,919,704)	$9,919,704	—	—	($600,724)	($600,724)
	Equity contracts	(2,361,826)	—	—	—	—	(2,361,826)
	Total	($12,347,080)	$9,919,704	—	—	($600,724)	($3,028,100)

Investment Quality Bond Trust	Interest rate contracts	—	—	$6,759	$1,766,978	—	$1,773,737
	Credit contracts	—	—	—	(204,991)	—	(204,991)
	Foreign exchange contracts	—	—	—	—	($46,642)	(46,642)
	Total	—	—	$6,759	$1,561,987	($46,642)	$1,522,104

Real Return Bond Trust	Interest rate contracts	($140,776)	$2,829,302	($19,765,752)	$42,035,190	—	$24,957,964
	Credit contracts	—	—	—	(12,809,934)	—	(12,809,934)
	Foreign exchange contracts	—	—	—	—	$3,973,011	3,973,011
	Total	($140,776)	$2,829,302	($19,765,752)	$29,225,256	$3,973,011	$16,121,041

Spectrum Income Trust	Interest rate contracts	—	—	$171,473	($153,193)	—	$18,280
	Credit contracts	—	—	—	175,493	—	175,493
	Foreign exchange contracts	—	—	305,625	—	($2,588,544)	(2,282,919)
	Total	—	—	$477,098	$22,300	($2,588,544)	($2,089,146)

Strategic Bond Trust	Interest rate contracts	—	$68,124	$1,667,481	—	$574,640	$2,310,245
	Total	—	$68,124	$1,667,481	—	$574,640	$2,310,245

Strategic Income Trust	Interest rate contracts	($225,000)	—	($157,848)	—	—	($382,848)
	Foreign exchange contracts	(1,970,377)	$1,063,105	—	—	($14,624,370)	(15,531,642)
	Total	($2,195,377)	$1,063,105	($157,848)	—	($14,624,370)	($15,914,490)

Total Return Trust	Interest rate contracts	($9,723,060)	$22,564,441	($36,969,987)	$40,608,359	—	$16,479,753
	Credit contracts	—	—	—	7,227,017	—	7,227,017
	Foreign exchange contracts	—	—	—	—	$3,167,060	3,167,060
	Total	($9,723,060)	$22,564,441	($36,969,987)	$47,835,376	$3,167,060	$26,873,830

99

FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Purchased Options	Written Options	Futures	Swaps	Forward Foreign Currency Contracts	Total
	Statement of Operations location — Change in unrealized appreciation (depreciation) on	Investments	Options written	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies
U.S. Government Securities Trust	Interest rate contracts	—	($246,450)	($273,392)	—	—	($519,842)
	Total	—	($246,450)	($273,392)	—	—	($519,842)

4.  RISKS & UNCERTAINTIES

Fixed Income Risk  Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Derivatives and Counterparty Risk  The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolio will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Portfolio will succeed in enforcing them.

Mortgage Security Risk  Certain Portfolios of the Trust may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Concentration Risk  The Portfolios may concentrate investments in a particular industry or sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly. In addition, a Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks Associated with Foreign Investments  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash, securities or other assets of the Portfolio, political or financial instability, or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Investing in High Yield Securities  Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Portfolios may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Emerging Markets Risk  Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Floating Rate Loan Liquidity Risk  Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Non-diversification Risk  Certain Portfolios are non-diversified. Since a non-diversified Portfolio may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified Portfolio by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.

5.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from each of the Portfolios. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to the Portfolios are as follows:

100

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	Average Net Assets — All Asset Levels*
Active Bond Trust	0.600%
Global Bond Trust	0.700

Portfolio	First $1 billion of Aggregate Net Assets*	Excess over $1 billion of Aggregate Net Assets*
Real Return Bond Trust	0.700%	0.650%
Total Return Trust	0.700	0.675

Portfolio	First $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
High Yield Trust	0.700%	0.650%
Investment Quality Bond Trust	0.600	0.550
Money Market Trust	0.500	0.470
Money Market Trust B	0.500	0.470
Strategic Bond Trust	0.700	0.650
Strategic Income Trust	0.725	0.650
U.S. Government Securities Trust	0.620	0.550

Portfolio	First $200 million of Aggregate Net Assets*	Between $200 million and $400 million of Aggregate Net Assets*	Excess Over $400 million of Aggregate Net Assets*
Core Bond Trust	0.690%	0.640%	0.570%
U.S. High Yield Bond Trust	0.750	0.720	0.720

Portfolio	First $250 million of Aggregate Net Assets*	Excess Over $250 million of Aggregate Net Assets*
Short Term Government Income Trust	0.570%	0.550%
Spectrum Income Trust	0.800	0.725

Portfolio	First $1.1 billion of Aggregate Net Assets*	Between $1.1 billion and $2 billion of Aggregate Net Assets*	Excess Over $2 billion of Aggregate Net Assets*
Floating Rate Income Trust	0.700%	0.675%	0.650%

Portfolio	First $150 million of Aggregate Net Assets*	Between $150 million and $500 million of Aggregate Net Assets*	Between $500 million and $2.5 billion of Aggregate Net Assets*	Excess over $2.5 billion of Aggregate Net Assets*
High Income Trust	0.725%	0.675%	0.650%	0.600%

Portfolio	First $50 million of Aggregate Net Assets*	Between $50 million and $200 million of Aggregate Net Assets*	Between $200 million and $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
Income Trust	1.075%	0.915%	0.825%	0.800%

Portfolio	First $100 million of Aggregate Net Assets*	Between $100 million and $250 million of Aggregate Net Assets*	Excess over $250 million of Aggregate Net Assets*
Short-Term Bond Trust	0.600%	0.575%	0.550%

*	Aggregate Net Assets include not only the net assets of a particular series of the Trust, but also include the net assets of a similar series of John Hancock Funds II. John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

101

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The organizations described below act as Subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. The following subadvisors are used by the Portfolios:

Portfolio	Subadviser
Active Bond Trust	Declaration Management and Research, LLC and MFC Global Investment Management (U.S.), LLC*
Core Bond Trust	Wells Capital Management, Incorporated
Floating Rate Income Trust	Western Asset Management Company (sub-subadviser: Western Asset Management Company Limited)
Global Bond Trust	Pacific Investment Management Company, LLC
High Income Trust	MFC Global Investment Management (U.S.), LLC*
High Yield Trust	Western Asset Management Company (sub-subadviser: Western Asset Management Company Limited)
Income Trust	Franklin Advisers, Inc.
Investment Quality Bond Trust	Wellington Management Company, LLP
Money Market Trust	MFC Global Investment Management (U.S.A.) Limited*
Money Market Trust B	MFC Global Investment Management (U.S.A.) Limited*
Real Return Bond Trust	Pacific Investment Management Company, LLC
Short-Term Bond Trust	Declaration Management and Research, LLC*
Short Term Government Income Trust	MFC Global Investment Management (U.S.), LLC*
Spectrum Income Trust	T. Rowe Price Associates, Inc.
Strategic Bond Trust	Western Asset Management Company (sub-subadviser: Western Asset Management Company Limited)
Strategic Income Trust	MFC Global Investment Management (U.S.), LLC*
Total Return Trust	Pacific Investment Management Company, LLC
U.S. Government Securities Trust	Western Asset Management Company
U.S. High Yield Bond Trust	Wells Capital Management, Incorporated

*	An affiliate of the Adviser.

The investment management fees incurred for year ended December 31, 2008, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
Active Bond Trust	0.60%	Real Return Bond Trust	0.68%
Core Bond Trust	0.63%	Short-Term Bond Trust	0.60%
Floating Rate Income Trust	0.70%	Short Term Government Income Trust	0.57%
Global Bond Trust	0.70%	Spectrum Income Trust	0.73%
High Income Trust	0.68%	Strategic Bond Trust	0.67%
High Yield Trust	0.66%	Strategic Income Trust	0.69%
Income Trust	0.81%	Total Return Trust	0.68%
Investment Quality Bond Trust	0.60%	U.S. Government Securities Trust	0.62%
Money Market Trust	0.47%	U.S. High Yield Bond Trust	0.73%
Money Market Trust B	0.49%

Expense Reimbursements  The Adviser has contractually agreed to waive advisory fees for Income Trust if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, printing and postage, blue sky and litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business) exceed 0.10% of average daily net assets. The expense reimbursement shall continue in effect until May 1, 2010, and thereafter, until termination by the Adviser on notice of the Trust.

The Adviser has contractually agreed to waive its advisory fee on Money Market Trust B in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market Trust B Portfolio’s average net assets (excluding extraordinary expenses not incurred in the ordinary course of the Portfolio’s business). The expense cap will remain in effect until May 1, 2010, and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of JHLICO or any of its affiliates that are specified in the agreement. The amount of this waiver was $1,176,276 for the period ended June 30, 2009 and is shown as a reduction of total expenses in the Statement of Operations.

The Adviser has voluntarily agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust. The Participating Portfolios include all portfolios of the Trust covered in this report, with the exception of Money Market Trust B. The waiver equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. In addition, the Adviser agreed to waive a portion of its advisory fee for Spectrum Income Trust. For the Period ended June 30, 2009, the waiver amounted to $125,266 for Spectrum Income Trust. This expense reimbursement is shown as a reduction of total expenses in the Statement of Operations.

Expense Recapture  Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. The waived or reimbursed expenses subject to potential recovery that expire in 2012 are as follows: Money Market Trust B — $1,176,276. For the period ended June 30, 2009, there were no Portfolios that recaptured expenses.

102

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Accounting and legal services fees  Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.02% of each Portfolio’s average daily net assets, with the exception of Short Term Government Income Trust, in which the effective rate was 0.01%.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the Plans) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust’s Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

7.  TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

8.  PORTFOLIO SHARE TRANSACTIONS Share activity for the Portfolios for the period ended June 30, 2009 and year ended December 31, 2008, were as follows:

Active Bond Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	82,188	$662,016	257,360	$2,313,037
Distributions reinvested	110,203	886,033	630,019	5,125,318
Repurchased	(1,160,809)	(9,349,306)	(3,262,203)	(29,067,890)
Net increase (decrease)	(968,418)	($7,801,257)	(2,374,824)	($21,629,535)
Series II shares
Sold	1,572,789	$13,473,287	—	—
Distributions reinvested	424,882	3,416,050	2,648,065	$21,569,328
Repurchased	(3,776,227)	(30,242,371)	(22,312,450)	(197,103,147)
Net increase (decrease)	(1,778,556)	($13,353,034)	(19,664,385)	($175,533,819)
Series NAV shares
Sold	8,898,451	$70,459,162	21,154,538	$185,582,541
Distributions reinvested	2,368,306	19,041,180	12,744,456	103,299,322
Repurchased	(35,062,700)	(283,624,788)	(19,919,343)	(175,911,133)
Net increase (decrease)	(23,795,943)	($194,124,446)	13,979,651	$112,970,730
Net increase (decrease)	(26,542,917)	($215,278,737)	(8,059,558)	($84,192,624)

Core Bond Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	280,800	$3,499,480	82,556	$1,020,912
Distributions reinvested	1,921	24,303	3,755	46,193
Repurchased	(267,273)	(3,401,527)	(5,626)	(71,336)
Net increase (decrease)	15,448	$122,256	80,685	$995,769
Series II shares
Sold	831,885	$10,382,703	851,972	$10,712,410
Distributions reinvested	5,949	75,251	33,172	408,387
Repurchased	(541,705)	(6,814,112)	(448,385)	(5,614,030)
Net increase (decrease)	296,129	$3,643,842	436,759	$5,506,767
Series NAV shares
Sold	33,740,963	$427,165,207	7,434,135	$91,812,802
Distributions reinvested	146,617	1,851,770	1,059,881	13,067,224
Repurchased	(1,854,964)	(23,099,605)	(10,632,878)	(130,453,823)
Net increase (decrease)	32,032,616	$405,917,372	(2,138,862)	($25,573,797)
Net increase (decrease)	32,344,193	$409,683,470	(1,621,418)	($19,071,261)

Floating Rate Income Trust	Six months ended 6-30-09		Period ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	864,625	$8,321,844	67,750,757	$795,248,706
Distributions reinvested	767,554	8,266,556	2,502,385	22,196,152
Repurchased	(7,680,572)	(76,685,167)	(3,065,099)	(35,815,983)
Net increase (decrease)	(6,048,393)	($60,096,767)	67,188,043	$781,628,875

1	Period from 1-2-08 (commencement of operations) to 12-31-08.

103

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Global Bond Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	219,169	$2,682,743	2,312,811	$36,904,087
Distributions reinvested	2,087,988	21,923,874	48,076	784,606
Repurchased	(1,350,844)	(17,355,790)	(3,236,544)	(48,943,304)
Net increase (decrease)	956,313	$7,250,827	(875,657)	($11,254,611)
Series II shares
Sold	849,353	$9,614,140	3,365,054	$52,953,243
Distributions reinvested	3,745,890	39,069,637	82,217	1,336,848
Repurchased	(1,492,667)	(19,524,188)	(6,941,582)	(104,908,733)
Net increase (decrease)	3,102,576	$29,159,589	(3,494,311)	($50,618,642)
Series NAV shares
Sold	4,781,445	$65,055,499	10,297,500	$153,928,649
Distributions reinvested	13,769,128	144,162,769	323,332	5,260,606
Repurchased	(7,011,438)	(97,247,846)	(30,107,299)	(470,771,610)
Net increase (decrease)	11,539,135	$111,970,422	(19,486,467)	($311,582,355)
Net increase (decrease)	15,598,024	$148,380,838	(23,856,435)	($373,455,608)

High Income Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series II shares
Sold	977,455	$6,531,594	297,823	$2,621,774
Distributions reinvested	18,637	117,789	21,367	129,664
Repurchased	(215,717)	(1,444,544)	(164,607)	(1,665,513)
Net increase (decrease)	780,375	$5,204,839	154,583	$1,085,925
Series NAV shares
Sold	2,146,694	$11,849,687	20,270,989	$173,009,447
Distributions reinvested	2,070,655	12,983,006	8,476,397	52,109,536
Repurchased	(3,700,080)	(23,328,266)	(860,771)	(6,325,357)
Net increase (decrease)	517,269	$1,504,427	27,886,615	$218,793,626
Net increase (decrease)	1,297,644	$6,709,266	28,041,198	$219,879,551

High Yield Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,118,144	$19,498,234	3,322,465	$25,052,971
Distributions reinvested	186,892	1,207,322	1,180,947	7,185,386
Repurchased	(3,951,877)	(25,298,307)	(5,446,331)	(46,961,541)
Net increase (decrease)	(646,841)	($4,592,751)	(942,919)	($14,723,184)
Series II shares
Sold	6,359,604	$39,318,695	4,803,379	$33,804,075
Distributions reinvested	197,374	1,284,906	809,159	4,954,775
Repurchased	(6,848,320)	(43,637,401)	(4,021,426)	(35,648,330)
Net increase (decrease)	(291,342)	($3,033,800)	1,591,112	$3,110,520
Series NAV shares
Sold	4,806,376	$28,455,830	33,440,402	$237,820,813
Distributions reinvested	4,047,019	26,022,332	28,700,913	168,973,777
Repurchased	(17,535,118)	(105,230,020)	(23,406,813)	(201,808,846)
Net increase (decrease)	(8,681,723)	($50,751,858)	38,734,502	$204,985,744
Net increase (decrease)	(9,619,906)	($58,378,409)	39,382,695	$193,373,080

Income Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	740,116	$6,156,310	15,890,400	$174,803,991
Distributions reinvested	688,531	5,666,607	3,179,746	25,290,703
Repurchased	(3,651,475)	(28,638,534)	(3,219,884)	(31,490,368)
Net increase (decrease)	(2,222,828)	($16,815,617)	15,850,262	$168,604,326

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PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Investment Quality Bond Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,410,288	$25,091,717	732,979	$7,958,079
Distributions reinvested	212,346	2,189,290	929,007	9,729,684
Repurchased	(510,918)	(5,285,354)	(2,791,020)	(30,858,809)
Net increase (decrease)	2,111,716	$21,995,653	(1,129,034)	($13,171,046)
Series II shares
Sold	828,884	$8,715,470	1,249,471	$14,083,791
Distributions reinvested	155,024	1,598,295	825,071	8,650,108
Repurchased	(892,475)	(9,234,484)	(5,402,154)	(58,877,849)
Net increase (decrease)	91,433	$1,079,281	(3,327,612)	($36,143,950)
Series NAV shares
Sold	1,965,187	$20,076,959	3,273,512	$36,825,342
Distributions reinvested	150,021	1,543,712	692,468	7,248,010
Repurchased	(1,252,848)	(12,855,524)	(4,809,854)	(50,232,392)
Net increase (decrease)	862,360	$8,765,147	(843,874)	($6,159,040)
Net increase (decrease)	3,065,509	$31,840,081	(5,300,520)	($55,474,036)

Money Market Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	50,032,769	$500,327,684	151,815,134	$1,518,151,349
Distributions reinvested	683,997	6,839,973	5,076,275	50,762,752
Repurchased	(41,021,663)	(410,216,634)	(36,516,771)	(365,167,714)
Net increase (decrease)	9,695,103	$96,951,023	120,374,638	$1,203,746,387
Series II shares
Sold	32,012,611	$320,126,134	119,072,461	$1,190,724,589
Distributions reinvested	120,166	1,201,660	1,289,501	12,895,006
Repurchased	(28,726,650)	(287,266,502)	(18,706,333)	(187,063,329)
Net increase (decrease)	3,406,127	$34,061,292	101,655,629	$1,016,556,266
Net increase (decrease)	13,101,230	$131,012,315	222,030,267	$2,220,302,653

Money Market Trust B	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	168,326,363	$168,326,369	591,244,014	$591,244,014
Distributions reinvested	3,322,125	3,322,125	14,203,358	14,203,358
Repurchased	(220,895,840)	(220,895,840)	(254,147,228)	(254,147,228)
Net increase (decrease)	(49,247,352)	($49,247,346)	351,300,144	$351,300,144

Real Return Bond Trust	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Series I shares
Sold	183,569	$2,154,440	666,876	$8,897,819
Distributions reinvested	73,804	820,703	24,294	331,616
Repurchased	(405,422)	(4,704,118)	(672,333)	(8,505,162)
Net increase (decrease)	(148,049)	($1,728,975)	18,837	$724,273
Series II shares
Sold	658,634	$7,708,846	4,175,567	$57,178,648
Distributions reinvested	828,412	9,112,529	250,017	3,385,235
Repurchased	(1,104,798)	(12,789,306)	(4,283,864)	(55,169,738)
Net increase	382,248	$4,032,069	141,720	$5,394,145
Series NAV shares
Sold	10,019,298	$119,221,739	32,974,215	$397,438,046
Distributions reinvested	9,014,003	99,244,178	2,038,218	27,556,707
Repurchased	(12,477,318)	(147,530,290)	(34,162,396)	(453,100,088)
Net increase (decrease)	6,555,983	$70,935,627	850,037	($28,105,335)
Net increase (decrease)	6,790,182	$73,238,721	1,010,594	($21,986,917)

Short-Term Bond Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,284,352	$9,148,594	905,336	$8,176,715
Distributions reinvested	215,636	1,546,108	1,222,704	8,473,341
Repurchased	(2,335,697)	(16,807,440)	(14,782,151)	(130,003,073)
Net increase (decrease)	(835,709)	($6,112,738)	(12,654,111)	($113,353,017)

105

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Trust	Period ended 6-30-09[1]
	Shares	Amount
Series NAV shares
Sold	1,132,794	$14,187,254
Distributions reinvested	—	—
Repurchased	(12,161)	(152,377)
Net increase (decrease)	1,120,633	$14,034,877

1	Period from 1-2-09 (commencement of operations) to 6-30-09.

Spectrum Income Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	9,182,548	$101,517,008	20,386,873	$253,874,764
Distributions reinvested	90,419	1,044,342	6,493,605	74,416,361
Repurchased	(5,516,013)	(59,897,482)	(14,498,757)	(179,382,776)
Net increase (decrease)	3,756,954	$42,663,868	12,381,721	$148,908,349

Strategic Bond Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	269,304	$2,297,810	172,233	$1,683,835
Distributions reinvested	169,620	1,443,464	880,554	7,561,474
Repurchased	(1,191,051)	(10,070,827)	(4,292,109)	(42,487,283)
Net increase (decrease)	(752,127)	($6,329,553)	(3,239,322)	($33,241,974)
Series II shares
Sold	1,238,389	$10,960,126	351,745	$3,496,296
Distributions reinvested	119,403	1,016,115	611,827	5,237,712
Repurchased	(634,692)	(5,340,790)	(2,927,255)	(28,921,422)
Net increase (decrease)	723,100	$6,635,451	(1,963,683)	($20,187,414)
Series NAV shares
Sold	6,391,119	$52,781,663	11,328,955	$108,960,911
Distributions reinvested	1,009,391	8,549,545	4,240,094	35,741,377
Repurchased	(3,517,874)	(29,202,056)	(5,317,461)	(50,021,728)
Net increase (decrease)	3,882,636	$32,129,152	10,251,588	$94,680,560
Net increase (decrease)	3,853,609	$32,435,050	5,048,583	$41,251,172

Strategic Income Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	284,957	$3,288,695	615,069	$8,139,754
Distributions reinvested	32,788	373,781	150,253	1,754,106
Repurchased	(238,233)	(2,715,009)	(369,490)	(4,805,953)
Net increase (decrease)	79,512	$947,467	395,832	$5,087,907
Series II shares
Sold	169,369	$1,968,038	209,541	$2,820,729
Distributions reinvested	21,010	239,938	109,545	1,301,902
Repurchased	(132,111)	(1,514,808)	(630,556)	(8,310,870)
Net increase (decrease)	58,268	$693,168	(311,470)	($4,188,239)
Series NAV shares
Sold	6,321,365	$70,858,415	16,210,451	$202,541,120
Distributions reinvested	1,151,950	13,120,712	4,734,263	54,949,360
Repurchased	(4,490,985)	(50,519,965)	(8,348,562)	(107,285,559)
Net increase (decrease)	2,982,330	$33,459,162	12,596,152	$150,204,921
Net increase (decrease)	3,120,110	$35,099,797	12,680,514	$151,104,589

Total Return Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,265,305	$30,361,539	4,604,851	$64,187,903
Distributions reinvested	1,532,299	19,797,301	1,471,071	19,979,087
Repurchased	(3,465,277)	(46,514,847)	(6,154,694)	(84,476,186)
Net increase (decrease)	332,327	$3,643,993	(78,772)	($309,196)
Series II shares
Sold	3,201,009	$42,662,420	6,243,569	$86,918,146
Distributions reinvested	1,332,460	17,188,736	1,125,393	15,257,644
Repurchased	(1,476,917)	(19,813,728)	(4,688,260)	(64,400,277)
Net increase (decrease)	3,056,552	$40,037,428	2,680,702	$37,775,513
Series NAV shares
Sold	30,396,479	$405,922,005	22,344,614	$305,442,209
Distributions reinvested	7,913,782	101,929,512	6,933,224	94,035,114
Repurchased	(9,682,785)	(129,431,662)	(38,763,672)	(528,164,479)
Net increase (decrease)	28,627,476	$378,419,855	(9,485,834)	($128,687,156)
Net increase (decrease)	32,016,355	$422,101,276	(6,883,904)	($91,220,839)

106

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

U.S. Government Securities Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	793,391	$9,699,067	3,083,777	$39,172,141
Distributions reinvested	338,984	4,088,142	454,117	5,556,637
Repurchased	(1,857,841)	(22,674,833)	(4,724,483)	(59,415,769)
Net increase (decrease)	(725,466)	($8,887,624)	(1,186,589)	($14,686,991)
Series II shares
Sold	1,371,927	$16,776,152	4,962,163	$62,570,068
Distributions reinvested	238,411	2,877,622	273,124	3,341,494
Repurchased	(1,510,103)	(18,432,369)	(3,944,403)	(49,567,072)
Net increase (decrease)	100,235	$1,221,405	1,290,884	$16,344,490
Series NAV shares
Sold	1,309,413	$15,933,935	3,751,732	$47,469,295
Distributions reinvested	248,346	2,982,634	302,420	3,692,217
Repurchased	(494,297)	(5,976,478)	(4,462,362)	(55,658,747)
Net increase (decrease)	1,063,462	$12,940,091	(408,210)	($4,497,235)
Net increase (decrease)	438,231	$5,273,872	(303,915)	($2,839,736)

U.S. High Yield Bond Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	416,221	$4,225,774	228,139	$2,504,857
Distributions reinvested	4,322	45,298	5,239	48,167
Repurchased	(188,556)	(2,024,134)	(190,047)	(2,080,468)
Net increase (decrease)	231,987	$2,246,938	43,331	$472,556
Series II shares
Sold	452,215	$4,584,346	208,827	$2,318,223
Distributions reinvested	6,320	66,489	13,874	129,333
Repurchased	(122,435)	(1,264,226)	(167,823)	(2,023,394)
Net increase (decrease)	336,100	$3,386,609	54,878	$424,162
Series NAV shares
Sold	2,583,849	$25,929,009	25,154,562	$272,672,148
Distributions reinvested	766,983	8,053,323	4,011,165	36,608,019
Repurchased	(4,903,562)	(47,699,030)	(3,988,997)	(41,288,053)
Net increase (decrease)	(1,552,730)	($13,716,698)	25,176,730	$267,992,114
Net increase (decrease)	(984,643)	($8,083,151)	25,274,939	$268,888,832

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the Portfolios are affiliated Funds of the Portfolios and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolio’s net assets. For the period ended June 30, 2009, the following Portfolios had an affiliate Fund ownership concentration of 5% or more of the Portfolios’ net assets:

Fund	Affiliate Concentration
Active Bond Trust	32.6%
Core Bond Trust	96.9%
Floating Rate Income Trust	100.0%
Global Bond Trust	59.7%
High Income Trust	98.6%
High Yield Trust	89.2%
Investment Quality Bond Trust	24.9%
Real Return Bond Trust	89.7%
Short Term Government Income Trust	100.0%
Spectrum Income Trust	100.0%
Strategic Bond Trust	75.8%
Strategic Income Trust	94.5%
Total Return Trust	68.8%
U.S. Government Securities Trust	29.1%
U.S. High Yield Bond Trust	93.7%

10.  PURCHASES AND SALES OF SECURITIES The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the period ended June 30, 2009:

	Purchases		Sales and Maturities
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Active Bond Trust	$587,348,544	$378,890,868	$803,172,800	$251,581,577
Core Bond Trust	1,293,227,812	226,253,802	742,293,994	127,639,963
Floating Rate Income Trust	—	207,145,274	105,237,477	198,021,412
Global Bond Trust	1,759,966,555	1,478,784,235	1,936,341,105	1,758,231,922
High Income Trust	—	152,643,786	—	111,043,148
High Yield Trust	—	776,980,859	69,926,850	701,615,821
Income Trust	7,839,991	166,413,973	7,840,000	107,516,326
Investment Quality Bond Trust	7,973,813	65,126,789	9,287,720	75,486,643
Real Return Bond Trust	3,759,299,805	65,778,216	3,756,905,769	84,902,008
Short-Term Bond Trust	—	18,458,121	—	24,004,578
Short Term Government Income Trust	28,353,943	557,325	14,900,805	—

107

PURCHASES AND SALES OF SECURITIES, CONTINUED

	Purchases		Sales and Maturities
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Spectrum Income Trust	133,139,422	295,991,893	156,094,678	187,736,606
Strategic Bond Trust	223,804,216	71,793,973	148,908,113	97,849,310
Strategic Income Trust	60,100,632	182,311,995	58,114,418	91,855,100
Total Return Trust	7,311,369,022	96,479,665	6,885,774,317	329,019,609
U.S. Government Securities Trust	91,126,024	2,744,960	39,601,479	23,538,683
U.S. High Yield Bond Trust	3,545,490	160,538,919	2,559,621	141,539,942

11.  U.S. DEPARTMENT OF TREASURY TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Trustees have approved the participation of the Portfolios in the U.S. Department of Treasury Temporary Guarantee Program for Money Market Funds (the “Program”), under which the Treasury will guarantee that shareholders of the Portfolios will receive $1.00 for each share of the Portfolios held by them as of the close of business on September 19, 2008, in the event that the Portfolios liquidate and the per share value at the time of liquidation is less than $1.00 (a “Guarantee Event”).

Recovery under the Program is subject to certain conditions and limitations, including the following:

•	For investors who held shares of the Portfolios on September 19, 2008, the Program provides a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of September 19, 2008; or (b) the number of shares owned by the shareholder on the date of a Guarantee Event.

•	The guarantee is not available to investors who were not Portfolios shareholders on September 19, 2008. In addition, this guarantee is not available to investors who were Portfolios shareholders on September 19, 2008, but who sold all their Portfolios shares prior to the date of a Guarantee Event.

•	The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

•	In order to recover, a Guarantee Event must occur during the term of the Program. Recovery under the Program requires the Portfolios to liquidate.

The Program was in effect until December 18, 2008. However, the U.S. Department of Treasury has extended the program two times until September 19, 2009. On December 4, 2008, the Board of Trustees approved continuation in the first extension, which expired on April 30, 2009. The Portfolios’ participation was not extended under the secondary extension. Participation in the Program requires a payment to the U.S. Treasury in the amount of 0.025% of the net asset value of the Portfolios, as of September 19, 2008 (0.01% for the original program and 0.015% for the extended program). The Trustees considered whether the Portfolios should continue to participate in the Program. Participation in any further extension of the Program required payment of an additional fee. The cost of participating in the Program and any extension will be borne by the Portfolios, and will not be subject to any expense limitation or reimbursement agreement. However, all shareholders will benefit from the Extended Program to the extent that the Extended Program helps to stabilize the Portfolios by discouraging shareholders from withdrawing their assets from the Portfolios.

12.  SUBSEQUENT EVENTS The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). The objective of FAS 165 is to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

For the period ended June 30, 2009, Management has evaluated subsequent events until August 27, 2009, which is the date the financial statements were available to be issued. As of August 27, 2009, there were no material events that required adjustments or additional disclosures within the financial statements.

108

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report except those noted below.

The Advisory Agreement and Subadvisory Agreement for the following portfolio were not considered for renewal at this time since this portfolio recently commenced operations.

MFC Global Investment Management (U.S.A.) Limited
    Short Term Government Income Trust

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the Funds and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Total Bond Market Trust B, Absolute Return Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Disciplined Diversification Trust, Core Allocation Trust, Core Balanced Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

109

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(e) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Adviser and Western Asset Management Company.

(6)	The Adviser has entered into an agreement with Western Asset Management Company (“WAMCO”) regarding the Floating Rate Income Fund, a series of John Hancock Funds II, in which WAMCO agrees that it will not serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the Fund’s commencement to $2 billion on the fourth anniversary of the Fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the fund for a five year period.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

110

Appendix A†

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Active Bond Trust (Declaration Management & Research LLC) (MFC Global Investment Management (U.S.), LLC)
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.
The Trust underperformed the Morningstar Category Average over the one-, three-, and five-year periods and slightly underperformed over the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and recent conditions of the credit markets.
The Board also noted the Trust’s past performance history prior to the current period of underperformance.
The Board further noted that performance has improved year-to-date (through May 22, 2009).
The Board requested that management continue to closely monitor the Trust’s performance.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Core Bond Trust (Wells Capital Management, Incorporated)
The Trust outperformed the benchmark index over the one-year period and slightly underperformed over the three-year period.
The Trust outperformed the Morningstar Category Average over the one- and three-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Floating Rate Income Trust (Western Asset Management Company)	The Trust modestly outperformed the benchmark index over the one-year period. The Trust outperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Trust commenced operations December 31, 2007, and has limited performance. In reviewing the Trust, the Board considered this limited performance as well as market conditions during this period.
The Board noted the Trust’s favorable performance since inception.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

111

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Global Bond Trust (Pacific Investment Management Company)
The Trust underperformed the benchmark index over the one-, three-, five- and ten-year periods.
The Trust modestly underperformed the Morningstar Category Average over the ten- year period and underperformed over the one-, three- and five-year periods.

Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board noted that although the Trust underperformed its benchmark index and Morningstar Category Average for the one-, three-, five- and ten-year periods, much of the underperformance is attributable to poor performance during 2008 when the performance of the securities markets was extremely poor and the Trust’s 2009 year to date performance (through May 22, 2009) has been favorable with the Trust outperforming its benchmark index and the Trust’s performance being equal to its Morningstar Category Average.
The Board requested that management continue to monitor the Trust.

High Income Trust (MFC Global Investment Management, U.S.)	The Trust underperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are modestly lower than the peer group median.
Net management fees for this Trust are slightly lower than the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that although the Trust underperformed its benchmark index and Morningstar Category Average for the one-year period, the performance of the Trust can be volatile due to the investment style of the portfolio manager but that the Trust’s 2009 year to date performance (through May 22, 2009) has been favorable with the Trust outperforming the Morningstar Category Average.
The Board noted that management will continue to closely monitor the Trust.

High Yield Trust (Western Asset Management Company)* *Western Asset Management Company Limited serves as the sub-subadviser
The Trust underperformed the benchmark index over the one-, three-, five- and ten-year periods.
The Trust underperformed the Morningstar Category Average over the one-, three-, five- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and recent credit market conditions. The Board noted that performance has improved year-to-date (through May 22, 2009).
The Board also noted that Western Asset Management Company assumed responsibility of the Trust in April 2006 and that performance prior to that date reflects that of the previous subadviser.
The Board requested that management continue to closely monitor performance.

112

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Income Trust (Franklin Advisers)	The Trust underperformed the benchmark index over the one-year period. The Trust underperformed the Morningstar Category Average over the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.
Net management fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Trust commenced operations in April 2007. In reviewing the Trust, the Board took into account the Trust’s limited performance history, but noted the favorable ten-year performance record of the subadviser’s comparable retail mutual fund. Also, the Board took into account management’s discussion of the Trust’s more recent performance.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Investment Quality Bond Trust (Wellington Management Company, LLP)
The Trust modestly underperformed the benchmark index over the ten-year period, and underperformed over the one-, three- and five-year periods.
The Trust slightly outperformed the Morningstar Category Average over the one-, three-, five- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board noted the Trust’s consistent outperformance relative to the peer group average.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure. The Board also took note of the expenses of the Trust in the context of its performance over the long and short term.

Money Market Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust slightly outperformed the benchmark index over the one-year period, and slightly underperformed over the three-, five- and ten-year periods.
The Trust slightly underperformed the Morningstar Category Average over the three-, five- and ten-year periods, and modestly underperformed over the one-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.
With respect to the Trust’s performance, the Board took into account the relatively small difference among the performance rankings in the Trust’s peer group.

Money Market Trust B (MFC Global Investment Management (U.S.A.) Limited)
The Trust outperformed the benchmark index over the one-year period, and slightly outperformed over the three-, five- and ten-year periods.
The Trust modestly outperformed the Morningstar Category Average over the one-year period, and slightly outperformed over the three-, five- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

113

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Real Return Bond Trust (Pacific Investment Management Company)	The Trust underperformed the benchmark index over the one-, three- and five-year periods. The Trust underperformed the Morningstar Category Average over the one-, three- and five-year periods.
Subadvisory fees for this Trust are slightly lower than the peer group median.
Net management fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that although the Trust underperformed its benchmark index and Morningstar Category Average for the one-, three- and five-year periods, a significant portion of the underperformance is attributable to poor performance during 2008 when the performance of the securities markets was extremely poor.
The Trust’s 2009 year to date performance (through May 22, 2009) has been favorable with the Trust outperforming its benchmark index and Morningstar Category Average.

Short-Term Bond Trust (Declaration Management and Research LLC)
The Trust underperformed the benchmark index over the one-, three-, five- and ten-year periods.
The Trust underperformed the Morningstar Category Average over the one-, three-, five- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s more recent performance, including the subadviser’s investment style and recent credit market conditions.
The Board further noted the Trust’s past performance history prior to the current period of underperformance.
The Board requested that management continue to closely monitor performance.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Spectrum Income Trust (T. Rowe Price Associates, Inc.)	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust outperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are slightly higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that although the management fees of the Trust are higher than the peer group median, the overall performance of the Trust has been favorable and the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

114

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Strategic Bond Trust (Western Asset Management Company)* *Western Asset Management Company Limited serves as the sub-subadviser
The Trust underperformed the benchmark index over the one-, three-, five-, and ten-year periods.
The Trust slightly underperformed the Morningstar Category Average over the one-year period, modestly underperformed over the ten-year period, and underperformed over the three- and five-year periods.

Subadvisory fees for this Trust are slightly lower than the peer group median.
Net management fees for this Trust are modestly higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and the holding of non-agency mortgage-backed securities.
The Board took note of the expenses in the context of management’s overall discussion of these factors. Also, the Board noted that performance had improved modestly year-to-date (through May 22, 2009).
The Board also noted that Western Asset Management Company assumed responsibility of the Trust in April 2006 and that performance prior to that date reflects that of the previous subadviser.

Strategic Income Trust (MFC Global Investment Management (U.S.))	The Trust underperformed the benchmark index over the one- and three-year periods. The Trust outperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are modestly higher than the peer group median.

The Board noted that while the Trust underperformed its benchmark index over the one and three year periods, the Trust outperformed the Morningstar Category Average during the same periods.
The Board noted that the subadviser’s investment style of purchasing securities in sectors that are not included in the benchmark index also contributed to the Trust underperforming the index.
The Board noted that net management fees are higher than the peer group median and total expenses are modestly higher than the peer group median.

115

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Total Return Trust (Pacific Investment Management Company)
The Trust slightly underperformed the benchmark index over the three- and five-year periods, and underperformed over the one-year period.
The Trust outperformed the Morningstar Category Average over the one-, three-, and five-year periods.

Subadvisory fees for this Trust are slightly lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that although the Trust underperformed its benchmark index over the one, three and five year periods, a significant portion of the underperformance is attributable to poor performance during 2008 when the performance of the securities markets was extremely poor.
The Board noted that although the Trust’s net management fees are higher than the peer group median, the Trust’s 2009 year to date performance (through May 22, 2009) has been favorable with the Trust outperforming its benchmark index and Morningstar Category Average.
The Board also noted that the Trust outperformed its Morningstar Category Average during the same one-, three- and five-year periods.

U.S. Government Securities Trust (Western Asset Management Company)
The Trust underperformed the benchmark index over the one-, three-, five- and ten-year periods.
The Trust underperformed the Morningstar Category Average over the one-, three- and five-year periods and slightly underperformed on the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the effect of the subadviser’s investment style and the holding of non-agency mortgage-backed securities.
The Board also noted that the year-to-date performance (through May 22, 2009) had improved.
The Board requested that management continue to closely monitor performance.

U.S. High Yield Bond Trust (Wells Capital Management, Incorporated)	The Trust outperformed the benchmark index over the one- and three-year periods. The Trust outperformed the Morningstar Category Average over the one- and three-year periods.
Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are slightly higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and also took note of the fees in the context of the overall performance of the Trust.

116

Appendix A

†	The terms noted below have the following meaning in the chart:

Performance

“Slightly outperformed” means the performance is no more than 10% above the median for the benchmark or index.

“Slightly underperformed” means the performance is no more than 10% below the median for the benchmark or index.

“Modestly outperformed” means the performance is more than 10% above the median for the benchmark or index but not more than 20% above the median for the benchmark or index.

“Modestly underperformed” means the performance is more than 10% below the median for the benchmark or index but not more than 20% below the median for the benchmark or index.

“Outperformed” means the performance is more than 20% above the median for the benchmark or index.

“Underperformed” means the performance is more than 20% below the median for the benchmark or index.

Fees and Expenses

“Slightly higher” means the fee is no more than 10% above the median for the peer group.

“Slightly lower” means the fee is no more than 10% below the median for the peer group.

“Modestly higher” means the fee is more than 10% above the median for the peer group but not more than 20% above the median for the peer group.

“Modestly lower” means the fee is more than 10% below the median for the peer group but not more than 20% below the median for the peer group.

“Higher” means the fee is more than 20% above the median for the peer group.

“Lower” means the fee is more than 20% below the median for the peer group.

117

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees — Short Term Government Income Trust

At its meeting on December 17-19, 2008, the Board, including all of the Independent Trustees, approved the following new portfolio for John Hancock Trust (the “Trust”):

Short Term Government Income Trust
    (the “New Portfolio”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Trust (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolio.

(b) an amendment to the subadvisory agreement between the Adviser and MFC Global Investment Management (U.S.) Limited (“MFC Global (U.S.)”) to add the New Portfolio (the “Subadvisory Agreement Amendment”).

MFC Global (U.S.) is also referred to as the “Subadviser.”

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on December 17-19, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the New Portfolio and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2) reviewed the advisory fee structure for the New Portfolio and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of the New Portfolio grow;

(3) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Total Bond Market Trust B, Absolute Return Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Diversified Growth & Income Trust and the BlackRock Global Allocation Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

(4) (a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of the JHIMS’s and its affiliates’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio,

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fees to be paid by the Trust with respect to the New Portfolio is not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolio

118

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees — Short Term Government Income Trust

and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with the New Portfolio was reasonable and not excessive.

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolio are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreement

At its meeting on December 17-19, 2008, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

(1)	information relating to the Subadviser’s business, including, the current subadvisory services to the Trust and John Hancock Funds II;

(2)	that the Subadviser has extensive experience and demonstrated skills as a manager;

(3)	the investment performance of any other Trust or John Hancock Funds II funds managed by the Subadviser; and

(4)	the proposed subadvisory fee for the New Portfolio and comparative fee information.

The Board’s decision to approve the Subadvisory Agreement Amendment was based on a number of considerations, including the following:

(1)	The Subadviser currently manages other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with the Subadviser’s management of these funds;

(2)	The subadvisory fees to be paid under the Subadvisory Agreement Amendment is: (i) within industry norms and (ii) paid by the Adviser and not by the New Portfolio; and

(3)	Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio.

119

Appendix A

TRUST (SUBADVISER)	Comparable Fund Performance as of September 30, 2008	Estimated Fees and Expenses as of September 30, 2008	Other Comments
Short Term Government Income Trust (MFC Global (U.S.))	The subadviser does not currently manage a comparable fund.	Estimated subadvisory fees for this Trust were lower than its peer group median. Estimated advisory fees for this Trust were higher than its peer group median.
The Board further noted that the subadviser manages several other John Hancock Trust and John Hancock Funds II fixed income funds and that it is generally satisfied with the performance of these funds.

120

John Hancock Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

121

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	4

Shareholder Expense Examples	5

Portfolio of Investments (See below for each Portfolio’s page #)	7-21

Statements of Assets and Liabilities	22

Statements of Operations	24

Statements of Changes in Net Assets	26

Financial Highlights	28

Notes to Financial Statements	33

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	50

Appendix A	52

For More Information	58

Portfolio	Portfolio of Investments
500 Index Trust	7
500 Index Trust B	8
Core Strategy Trust	9
International Equity Index Trust A	9
International Equity Index Trust B	11
International Index Trust	12
Mid Cap Index Trust	14
Small Cap Index Trust	15
Total Bond Market Trust A	16
Total Bond Market Trust B	18
Total Stock Market Index Trust	19

3

John Hancock Trust
Sector Weightings*

500 Index Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	22.43
Financial	13.49
Energy	12.56
Technology	12.44
Communications	10.75
Industrial	9.63
Consumer, Cyclical	8.72
Basic Materials	3.56
Utilities	3.41
Diversified	0.05

500 Index Trust B

Sector Weighting*	% of Total
Consumer, Non-cyclical	22.14
Financial	13.32
Energy	12.40
Technology	12.28
Communications	10.61
Industrial	9.51
Consumer, Cyclical	8.60
Basic Materials	3.51
Utilities	3.36
Diversified	0.05

Core Strategy Trust
(formerly, Index Allocation Trust)

Sector Weighting*	% of Total
U.S. Large Cap	34.28
Intermediate Bond	30.32
International Large Cap	18.63
U.S. Mid Cap	10.76
U.S. Small Cap	6.01

International Equity Index Trust A

Sector Weighting*	% of Total
Financial	22.23
Consumer, Non-cyclical	14.87
Industrial	10.24
Energy	9.70
Basic Materials	9.52
Communications	8.18
Consumer, Cyclical	7.92
Utilities	4.93
Technology	3.14
Diversified	0.89

International Equity Index Trust B

Sector Weighting*	% of Total
Financial	23.24
Consumer, Non-cyclical	14.35
Energy	10.41
Industrial	10.15
Basic Materials	10.14
Communications	8.75
Consumer, Cyclical	7.70
Utilities	5.03
Technology	3.46
Diversified	1.00

International Index Trust

Sector Weighting*	% of Total
Financial	23.75
Consumer, Non-cyclical	18.56
Industrial	11.98
Consumer, Cyclical	9.50
Communications	8.57
Basic Materials	8.50
Energy	8.46
Utilities	6.22
Technology	2.20
Diversified	0.81

Mid Cap Index Trust

Sector Weighting*	% of Total
Consumer, Non-cyclical	18.83
Financial	15.47
Industrial	15.06
Consumer, Cyclical	12.00
Technology	6.82
Energy	5.74
Utilities	5.60
Basic Materials	4.94
Communications	3.90

Small Cap Index Trust

Sector Weighting*	% of Total
Consumer, Non-cyclical	21.13
Financial	16.12
Industrial	11.46
Consumer, Cyclical	11.11
Technology	8.79
Communications	6.63
Energy	3.40
Utilities	3.39
Basic Materials	2.92
Real Estate	0.06

Total Bond Market Trust A

Sector Weighting*	% of Total
Federal National Mortgage Association	22.95
U.S. Treasury Notes	20.27
Federal Home Loan Mortgage Corp.	15.01
Financial	9.94
U.S. Treasury Bonds	7.18
Government National Mortgage Association	4.88
Mortgage Securities	3.29
Consumer, Non-cyclical	2.65
Communications	2.56
Utilities	1.85

Total Bond Market Trust B

Sector Weighting*	% of Total
Federal National Mortgage Association	32.44
Financial	10.99
U.S. Treasury Bonds	9.91
U.S. Treasury Notes	9.54
Federal Home Loan Mortgage Corp.	8.78
Government National Mortgage Association	4.48
Mortgage Securities	4.25
Communications	2.87
Consumer, Non-cyclical	2.79
Energy	2.30

Total Stock Market Index Trust

Sector Weighting*	% of Total
Consumer, Non-cyclical	21.38
Financial	14.10
Technology	11.49
Energy	11.34
Communications	9.96
Industrial	9.80
Consumer, Cyclical	9.55
Basic Materials	3.65
Utilities	3.25
Diversified	0.07

* Top Sectors as a percentage of market value. Does not include short-term and investments in the John Hancock Cash Investment Trust, if applicable.

4

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period 1/1/2009– 6/30/2009	*	Annualized Expense Ratio
500 Index Trust
Series I — Actual	$1000.00	$1,029.30	$2.72		0.54%
Series I — Hypothetical (5% annualized return before expenses)	1000.00	1,022.10	2.71		0.54%
Series II — Actual	1000.00	1,029.10	3.72		0.74%
Series II — Hypothetical (5% annualized return before expenses)	1000.00	1,021.10	3.71		0.74%
Series NAV — Actual	1000.00	1,029.80	2.47		0.49%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,022.40	2.46		0.49%
500 Index Trust B
Series NAV — Actual	$1000.00	$1,031.70	$1.26		0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,023.60	1.25		0.25%
Core Strategy Trust**
Series I — Actual	$1000.00	$1,043.50	$0.35		0.07%†
Series I — Hypothetical (5% annualized return before expenses)	1000.00	1,024.40	0.35		0.07%†
Series II — Actual	1000.00	1,043.10	1.37		0.27%†
Series II — Hypothetical (5% annualized return before expenses)	1000.00	1,023.50	1.35		0.27%†
Series NAV — Actual	1000.00	1,044.60	0.10		0.02%†
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,024.70	0.10		0.02%†
International Equity Index Trust A
Series I — Actual	$1000.00	$1,115.40	$3.30		0.63%
Series I — Hypothetical (5% annualized return before expenses)	1000.00	1,021.70	3.16		0.63%
Series II — Actual	1000.00	1,114.10	4.35		0.83%
Series II — Hypothetical (5% annualized return before expenses)	1000.00	1,020.70	4.16		0.83%
Series NAV — Actual	1000.00	1,115.70	2.99		0.56%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,022.00	2.86		0.56%
International Equity Index Trust B
Series NAV — Actual	$1000.00	$1,122.10	$1.79		0.34%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,023.10	1.71		0.34%
International Index Trust***
Series NAV — Actual	$1000.00	$1,108.80	$0.88		0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,022.30	2.51		0.50%
Mid Cap Index Trust
Series I — Actual	$1000.00	$1,081.90	$2.89		0.56%
Series I — Hypothetical (5% annualized return before expenses)	1000.00	1,022.00	2.81		0.56%
Series II — Actual	1000.00	1,080.80	3.92		0.76%
Series II — Hypothetical (5% annualized return before expenses)	1000.00	1,021.00	3.81		0.76%
Series NAV — Actual	1000.00	1,082.00	2.63		0.51%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,022.30	2.56		0.51%
Small Cap Index Trust
Series I — Actual	$1000.00	$1,025.60	$2.86		0.57%
Series I — Hypothetical (5% annualized return before expenses)	1000.00	1,022.00	2.86		0.57%
Series II — Actual	1000.00	1,024.20	3.86		0.77%
Series II — Hypothetical (5% annualized return before expenses)	1000.00	1,021.00	3.86		0.77%
Series NAV — Actual	1000.00	1,026.80	2.61		0.52%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,022.20	2.61		0.52%
Total Bond Market Trust A
Series I — Actual	$1000.00	$1,008.90	$2.74		0.55%
Series I — Hypothetical (5% annualized return before expenses)	1000.00	1,022.10	2.76		0.55%
Series II — Actual	1000.00	1,008.10	3.73		0.75%
Series II — Hypothetical (5% annualized return before expenses)	1000.00	1,021.10	3.76		0.75%
Series NAV — Actual	1000.00	1,009.60	2.49		0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,022.30	2.51		0.50%
Total Bond Market Trust B
Series NAV — Actual	$1000.00	$1,020.70	$1.25		0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,023.60	1.25		0.25%

5

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period 1/1/2009– 6/30/2009	*	Annualized Expense Ratio
Series I — Actual	$1000.00	$1,047.80	$3.00		0.59%
Series I — Hypothetical (5% annualized return before expenses)	1000.00	1,021.90	2.96		0.59%
Series II — Actual	1000.00	1,045.00	4.01		0.79%
Series II — Hypothetical (5% annualized return before expenses)	1000.00	1,020.90	3.96		0.79%
Series NAV — Actual	1000.00	1,046.70	2.74		0.54%
Series NAV — Hypothetical (5% annualized return before expenses)	1000.00	1,022.10	2.71		0.54%

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

**	Core Strategy’s expense ratios do note include fees and expenses indirectly incurred by underlying funds.

†	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 0.52% based on the mix of underlying funds held by the portfolio.

***	Portfolio commenced operations on May 1, 2009. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (61), and divided by 365 (to reflect the period).

6

John Hancock Trust
Portfolio of Investments — June 30, 2009 (Unaudited) (showing percentage of net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.50%
Basic Materials - 3.61%
Monsanto Company	291,411	$21,663,494	0.50%
OTHER SECURITIES		136,004,226	3.11%
		157,667,720
Communications - 10.91%
AT&T, Inc.	3,150,398	78,255,886	1.78%
Cisco Systems, Inc. *	3,079,851	57,408,423	1.32%
Comcast Corp., Class A	1,539,624	22,309,152	0.50%
Google, Inc., Class A *	128,212	54,052,897	1.24%
QUALCOMM, Inc.	883,726	39,944,414	0.91%
Verizon Communications, Inc.	1,516,769	46,610,311	1.07%
OTHER SECURITIES		177,336,124	4.09%
		475,917,207
Consumer, Cyclical - 8.78%
CVS Caremark Corp.	777,391	24,775,451	0.57%
Home Depot, Inc.	905,755	21,402,991	0.49%
McDonald’s Corp.	589,094	33,867,013	0.77%
Wal-Mart Stores, Inc.	1,191,608	57,721,492	1.32%
Walt Disney Company	991,442	23,130,341	0.53%
OTHER SECURITIES		222,352,740	5.10%
		383,250,028
Consumer, Non-cyclical - 22.84%
Abbott Laboratories	825,222	38,818,443	0.89%
Amgen, Inc. *	540,572	28,617,881	0.66%
Bristol-Myers Squibb Company	1,057,724	21,482,374	0.49%
Coca-Cola Enterprises, Inc.	169,327	2,819,295	0.06%
Colgate-Palmolive Company	266,751	18,869,966	0.43%
Gilead Sciences, Inc. *	483,984	22,669,811	0.52%
Johnson & Johnson	1,471,378	83,574,270	1.91%
Kraft Foods, Inc., Class A	786,394	19,927,224	0.46%
Medtronic, Inc.	597,094	20,832,610	0.48%
Merck & Company, Inc. (g)	1,125,957	31,481,758	0.72%
Pepsi Bottling Group, Inc.	72,967	2,469,203	0.06%
PepsiCo, Inc.	831,273	45,686,764	1.05%
Pfizer, Inc.	3,603,190	54,047,850	1.24%
Philip Morris International, Inc.	1,047,415	45,688,242	1.05%
Procter & Gamble Company	1,556,351	79,529,535	1.82%
Schering-Plough Corp.	869,475	21,841,212	0.50%
The Coca-Cola Company	1,063,072	51,016,826	1.17%
Wyeth	712,075	32,321,084	0.74%
OTHER SECURITIES		374,592,401	8.59%
		996,286,749
Diversified - 0.05%		$2,041,259	0.05%
Energy - 12.75%
Chevron Corp.	1,070,426	70,915,723	1.63%
ConocoPhillips Company	791,099	33,273,624	0.77%
Exxon Mobil Corp.	2,605,598	182,157,355	4.17%
Occidental Petroleum Corp.	432,820	28,483,883	0.64%
Schlumberger, Ltd.	638,840	34,567,631	0.79%
OTHER SECURITIES		206,950,179	4.75%
		556,348,395
Financial - 13.63%
Bank of America Corp.	4,318,389	57,002,734	1.30%
JPMorgan Chase & Company	2,083,086	71,054,062	1.62%
Morgan Stanley	721,754	20,577,207	0.47%
State Street Corp.	263,643	12,443,950	0.29%
The Goldman Sachs Group, Inc.	268,810	39,633,346	0.91%
Wells Fargo & Company	2,486,150	60,313,999	1.38%
OTHER SECURITIES		333,599,038	7.66%
		594,624,336
Industrial - 9.84%
3M Company	370,777	22,283,697	0.50%
General Electric Company	5,654,471	66,270,400	1.52%
United Parcel Service, Inc., Class B	531,317	26,560,536	0.61%
United Technologies Corp.	503,015	26,136,658	0.61%
OTHER SECURITIES		287,986,318	6.60%
		429,237,609
Technology - 12.63%
Apple, Inc. *	476,356	67,847,385	1.56%
Hewlett-Packard Company	1,274,182	49,247,134	1.13%
Intel Corp.	2,982,199	49,355,394	1.12%
International Business Machines Corp.	705,581	73,676,768	1.68%
Microsoft Corp.	4,086,846	97,144,328	2.24%
Oracle Corp.	2,022,339	43,318,501	0.99%
OTHER SECURITIES		170,270,868	3.91%
		550,860,378
Utilities - 3.46%		150,900,136	3.46%

TOTAL COMMON STOCKS (Cost $4,637,927,800)		$4,297,133,817
SHORT TERM INVESTMENTS - 1.90%
Short-term Securities - 1.90%
John Hancock Collateral Investment Trust, 0.3952% (d) (e)	8,294,906	83,038,645	1.90%

TOTAL SHORT TERM INVESTMENTS (Cost $82,972,018)		$83,038,645
REPURCHASE AGREEMENTS - 1.10%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $47,838,013 on 07/01/2009, collateralized by $47,630,000 U.S. Treasury Notes, 3.75% due 11/15/2018 (valued at $48,796,935, including interest)	47,838,000	47,838,000	1.10%

7

The accompanying notes are an integral part of the financial statements.

500 Index Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENTS (continued)
TOTAL REPURCHASE AGREEMENTS (Cost $47,838,000)	$47,838,000
Total Investments (500 Index Trust) (Cost $4,768,737,818) - 101.50%	$4,428,010,462	101.50%
Other Assets and Liabilities, net - (1.50%)	(65,229,515)	(1.50%)
TOTAL NET ASSETS - 100.00%	$4,362,780,947	100.00%

500 Index Trust B
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.50%
Basic Materials - 3.54%
Monsanto Company	44,547	$3,311,624	0.49%
OTHER SECURITIES		20,791,351	3.05%
		24,102,975
Communications - 10.69%
AT&T, Inc.	481,594	11,962,796	1.76%
Cisco Systems, Inc. *	470,810	8,775,899	1.29%
Comcast Corp., Class A	235,359	3,410,352	0.50%
Google, Inc., Class A *	19,600	8,263,164	1.22%
QUALCOMM, Inc.	135,093	6,106,204	0.89%
Verizon Communications, Inc.	231,865	7,125,211	1.05%
OTHER SECURITIES		27,101,601	3.98%
		72,745,227
Consumer, Cyclical - 8.61%
CVS Caremark Corp.	118,838	3,787,368	0.55%
Home Depot, Inc.	138,461	3,271,834	0.48%
McDonald’s Corp.	90,053	5,177,148	0.76%
Wal-Mart Stores, Inc.	182,158	8,823,735	1.29%
Walt Disney Company	151,559	3,535,871	0.51%
OTHER SECURITIES		33,987,007	5.02%
		58,582,963
Consumer, Non-cyclical - 22.37%
Abbott Laboratories	126,150	5,934,096	0.87%
Amgen, Inc. *	82,636	4,374,750	0.64%
Bristol-Myers Squibb Company	161,692	3,283,965	0.48%
Coca-Cola Enterprises, Inc.	25,885	430,985	0.06%
Colgate-Palmolive Company	40,778	2,884,636	0.42%
Gilead Sciences, Inc. *	73,986	3,465,504	0.51%
Johnson & Johnson	224,926	12,775,796	1.89%
Kraft Foods, Inc., Class A	120,214	3,046,223	0.45%
Medtronic, Inc.	91,276	3,184,619	0.48%
Merck & Company, Inc.	172,122	4,812,531	0.71%
Pepsi Bottling Group, Inc.	11,154	377,451	0.06%
PepsiCo, Inc.	127,075	6,984,043	1.03%
Pfizer, Inc.	550,811	8,262,164	1.21%
Philip Morris International, Inc.	160,116	6,984,260	1.02%
Procter & Gamble Company	237,916	12,157,507	1.79%
Schering-Plough Corp.	132,915	3,338,825	0.49%
The Coca-Cola Company	162,509	7,798,808	1.14%
Wyeth	108,853	4,940,838	0.73%
OTHER SECURITIES		57,254,566	8.39%
		152,291,567
Diversified - 0.05%		$312,048	0.05%
Energy - 12.49%
Chevron Corp.	163,634	10,840,753	1.59%
ConocoPhillips Company	120,934	5,086,485	0.75%
Exxon Mobil Corp.	398,312	27,845,992	4.10%
Occidental Petroleum Corp.	66,164	4,354,252	0.65%
Schlumberger, Ltd.	97,658	5,284,273	0.77%
OTHER SECURITIES		31,636,034	4.63%
		85,047,789
Financial - 13.35%
Bank of America Corp.	660,142	8,713,875	1.28%
JPMorgan Chase & Company	318,437	10,861,885	1.59%
Morgan Stanley	110,333	3,145,594	0.46%
State Street Corp.	40,303	1,902,302	0.28%
The Goldman Sachs Group, Inc.	41,092	6,058,604	0.88%
Wells Fargo & Company	380,052	9,220,062	1.34%
OTHER SECURITIES		50,998,020	7.52%
		90,900,342
Industrial - 9.64%
3M Company	56,680	3,406,469	0.50%
General Electric Company	864,386	10,130,604	1.50%
United Parcel Service, Inc., Class B	81,221	4,060,238	0.59%
United Technologies Corp.	76,895	3,995,463	0.59%
OTHER SECURITIES		44,015,455	6.46%
		65,608,229
Technology - 12.37%
Apple, Inc. *	72,819	10,371,609	1.52%
Hewlett-Packard Company	194,781	7,528,286	1.11%
Intel Corp.	455,882	7,544,847	1.10%
International Business Machines Corp.	107,861	11,262,845	1.65%
Microsoft Corp.	624,747	14,850,236	2.19%
Oracle Corp.	309,150	6,621,993	0.97%
OTHER SECURITIES		26,026,329	3.83%
		84,206,145
Utilities - 3.39%		23,066,416	3.39%

TOTAL COMMON STOCKS (Cost $831,138,159)		$656,863,701
SHORT TERM INVESTMENTS - 1.47%
Short-term Securities - 1.47%
John Hancock Collateral Investment Trust, 0.3952% (d) (e)	999,759	10,008,386	1.47%

TOTAL SHORT TERM INVESTMENTS (Cost $10,000,953)		$10,008,386
REPURCHASE AGREEMENTS - 2.78%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $18,901,005 on 07/01/2009, collateralized by $15,490,000 U.S. Treasury Bonds, 6.25% due 08/15/2023 (valued at $19,285,050, including interest)	18,901,000	18,901,000	2.78%

TOTAL REPURCHASE AGREEMENTS (Cost $18,901,000)		$18,901,000

8

The accompanying notes are an integral part of the financial statements.

500 Index Trust B (continued)
Shares or Principal Amount	Value	% of Net Assets
Total Investments (500 Index Trust B) (Cost $860,040,112) - 100.75%	$685,773,087	100.75%
Other Assets and Liabilities, net - (0.75%)	(5,115,521)	(0.75%)
TOTAL NET ASSETS - 100.00%	$680,657,566	100.00%

Core Strategy Trust
	Shares or Principal Amount	Value	% of Net Assets
INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (a) (b) - 100.01%
500 Index (MFC Global U.S.A.)	20,285,183	$161,267,204	34.29%
International Index (MFC Global U.S.A.)	6,323,580	87,644,819	18.63%
Mid Cap Index (MFC Global U.S.A.)	4,466,816	50,609,029	10.76%
Small Cap Index (MFC Global U.S.A.)	3,108,521	28,256,452	6.01%
Total Bond Market A (Declaration)	10,667,310	142,621,933	30.32%

TOTAL INVESTMENT COMPANIES (Cost $519,433,358)		$470,399,437
Total Investments (Core Strategy Trust) (Cost $519,433,358) - 100.01%		$470,399,437	100.01%
Other Assets and Liabilities, net - (0.01%)		(62,116)	(0.01%)
TOTAL NET ASSETS - 100.00%		$470,337,321	100.00%

International Equity Index Trust A
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 79.77%
Argentina - 0.00%		$19,688	0.00%
Australia - 4.53%
BHP Billiton, Ltd.	158,650	4,348,187	0.70%
Commonwealth Bank of Australia, Ltd.	69,121	2,161,213	0.35%
Westpac Banking Corp., Ltd.	135,829	2,200,208	0.35%
OTHER SECURITIES		18,844,700	3.13%
		27,554,308
Austria - 0.20%		1,230,121	0.20%
Belgium - 0.60%		3,660,429	0.60%
Bermuda - 0.05%		274,606	0.05%
Brazil - 0.88%		5,376,013	0.88%
Canada - 4.77%
Royal Bank of Canada	44,224	1,808,655	0.29%
OTHER SECURITIES		27,244,003	4.48%
		29,052,658
Cayman Islands - 0.02%		143,184	0.02%
Chile - 0.22%		1,366,341	0.22%
China - 1.69%		10,258,038	1.69%
Colombia - 0.10%		632,052	0.10%
Czech Republic - 0.07%		424,759	0.07%
Denmark - 0.54%		3,297,282	0.54%
Egypt - 0.09%		$526,458	0.09%
Finland - 0.82%
Nokia AB Oyj	156,344	2,281,631	0.36%
OTHER SECURITIES		2,701,466	0.46%
		4,983,097
France - 6.22%
BNP Paribas SA	39,404	2,557,077	0.43%
France Telecom SA	90,773	2,062,382	0.34%
GDF Suez	55,160	2,060,652	0.34%
Sanofi-Aventis SA	48,767	2,868,045	0.48%
Total SA	100,984	5,469,512	0.91%
OTHER SECURITIES		22,859,601	3.72%
		37,877,269
Germany - 4.54%
Allianz SE	19,928	1,842,776	0.30%
Bayer AG	33,705	1,809,825	0.30%
E.ON AG	88,052	3,125,347	0.52%
Siemens AG	37,615	2,604,101	0.43%
OTHER SECURITIES		18,229,895	2.99%
		27,611,944
Greece - 0.28%		1,707,107	0.28%
Hong Kong - 2.18%
China Mobile, Ltd.	189,500	1,900,183	0.32%
OTHER SECURITIES		11,348,601	1.86%
		13,248,784
Hungary - 0.07%		402,733	0.07%
India - 1.09%
Reliance Industries, Ltd., GDR * (f)	25,745	2,136,834	0.35%
OTHER SECURITIES		4,496,618	0.74%
		6,633,452
Indonesia - 0.24%		1,483,717	0.24%
Ireland - 0.24%		1,475,474	0.24%
Israel - 0.42%		2,537,226	0.42%
Italy - 2.22%
Eni SpA	114,078	2,706,256	0.45%
OTHER SECURITIES		10,817,927	1.77%
		13,524,183
Japan - 14.76%
Honda Motor Company, Ltd.	76,838	2,103,913	0.35%
Mitsubishi UFJ Financial Group, Inc.	438,500	2,695,545	0.43%
Toyota Motor Corp.	130,447	4,931,458	0.80%
OTHER SECURITIES		80,091,028	13.18%
		89,821,944
Luxembourg - 0.26%		1,560,245	0.26%
Malaysia - 0.41%		2,483,122	0.41%
Mexico - 0.63%		3,831,752	0.63%
Netherlands - 1.39%
Unilever NV	80,634	1,945,996	0.32%
OTHER SECURITIES		6,490,696	1.07%
		8,436,692

9

The accompanying notes are an integral part of the financial statements.

International Equity Index Trust A (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
New Zealand - 0.05%		$327,197	0.05%
Norway - 0.39%		2,348,818	0.39%
Peru - 0.21%		1,280,985	0.21%
Philippines - 0.06%		386,087	0.06%
Poland - 0.15%		907,340	0.15%
Portugal - 0.26%		1,592,801	0.26%
Russia - 0.82%
Gazprom OAO, SADR	109,296	2,213,243	0.37%
OTHER SECURITIES		2,778,156	0.45%
		4,991,399
Singapore - 0.81%		4,928,066	0.81%
South Africa - 1.09%		6,647,551	1.09%
South Korea - 1.74%		10,577,420	1.74%
Spain - 2.84%
Banco Bilbao Vizcaya Argentaria SA	158,060	1,991,782	0.33%
Banco Santander Central Hispano SA	382,229	4,612,730	0.76%
Telefonica SA	200,044	4,535,995	0.75%
OTHER SECURITIES		6,145,079	1.00%
		17,285,586
Sweden - 1.28%		7,799,005	1.28%
Switzerland - 5.34%
ABB, Ltd. *	114,782	1,806,726	0.30%
Credit Suisse Group AG	58,711	2,680,138	0.44%
Nestle SA	189,817	7,163,913	1.18%
Novartis AG	110,332	4,482,620	0.74%
Roche Holdings AG - Genusschein	36,651	4,986,324	0.82%
UBS AG *	152,981	1,871,682	0.31%
OTHER SECURITIES		9,484,965	1.55%
		32,476,368
Taiwan - 1.23%		7,475,583	1.23%
Thailand - 0.18%		1,115,002	0.18%
Turkey - 0.20%		1,199,910	0.20%
United Kingdom - 13.57%
Anglo American PLC	61,994	1,809,031	0.30%
AstraZeneca Group PLC	68,199	3,003,305	0.49%
Barclays PLC	455,155	2,119,989	0.35%
BG Group PLC	155,790	2,617,575	0.43%
BHP Billiton PLC	103,900	2,346,896	0.39%
BP PLC	887,362	7,021,834	1.14%
British American Tobacco PLC	93,316	2,577,891	0.42%
GlaxoSmithKline PLC	243,282	4,284,090	0.70%
HSBC Holdings PLC	814,538	6,761,984	1.10%
Royal Dutch Shell PLC, A Shares	167,556	4,196,303	0.69%
Royal Dutch Shell PLC, B Shares	125,009	3,156,022	0.52%
Standard Chartered PLC	92,982	1,751,278	0.29%
Tesco PLC	369,662	2,154,619	0.35%
Vodafone Group PLC	2,480,143	4,794,050	0.79%
OTHER SECURITIES		33,997,003	5.61%
		82,591,870
United States - 0.02%		100,597	0.02%

TOTAL COMMON STOCKS (Cost $413,484,629)		$485,466,263
PREFERRED STOCKS - 1.43%
Brazil - 1.21%		$7,353,375	1.21%
Germany - 0.16%		995,529	0.16%
Malaysia - 0.00%		303	0.00%
Russia - 0.01%		68,430	0.01%
South Korea - 0.05%		302,229	0.05%

TOTAL PREFERRED STOCKS (Cost $7,003,230)		$8,719,866
WARRANTS - 0.00%
Indonesia - 0.00%		397	0.00%
Italy - 0.00%		5,829	0.00%
Malaysia - 0.00%		182	0.00%

TOTAL WARRANTS (Cost $157)		$6,408
RIGHTS - 0.01%
Belgium - 0.00%		0	0.00%
Brazil - 0.00%		8	0.00%
France - 0.01%		17,578	0.01%
Hong Kong - 0.00%		5,100	0.00%
Italy - 0.00%		2,675	0.00%
Japan - 0.00%		930	0.00%
Norway - 0.00%		1,424	0.00%
Singapore - 0.00%		11,497	0.00%

TOTAL RIGHTS (Cost $19,491)		$39,212
SHORT TERM INVESTMENTS - 5.19%
United States - 5.19%
John Hancock Collateral Investment Trust, 0.3952% (d) (e)	1,332,079	13,335,178	2.19%

AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class	18,241,868	18,241,868	3.00%

TOTAL SHORT TERM INVESTMENTS (Cost $31,566,423)		$31,577,046
Total Investments (International Equity Index Trust A) (Cost $452,073,930) - 86.40%		$525,808,795	86.40%
Other Other Assets and Liabilities, net - 13.60%		82,789,974	13.60%
TOTAL NET ASSETS - 100.00%		$608,598,769	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Banking			10.43%
International Oil			4.44%
Telecommunications Equipment & Services			4.17%
Financial Services			3.73%
Insurance			3.51%

10

The accompanying notes are an integral part of the financial statements.

International Equity Index Trust B
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 92.08%
Argentina - 0.02%		$48,548	0.02%
Australia - 4.63%
BHP Billiton, Ltd.	80,550	2,207,666	0.77%
Commonwealth Bank of Australia, Ltd.	33,649	1,052,105	0.37%
Westpac Banking Corp., Ltd.	66,541	1,077,854	0.38%
OTHER SECURITIES		9,210,040	3.11%
		13,547,665
Austria - 0.26%		757,571	0.26%
Belgium - 0.69%		2,013,659	0.69%
Bermuda - 0.08%		220,265	0.08%
Brazil - 1.27%
Petroleo Brasileiro SA	53,900	1,102,755	0.37%
OTHER SECURITIES		2,617,721	0.90%
		3,720,476
Canada - 6.70%
Royal Bank of Canada	33,876	1,385,445	0.46%
Toronto Dominion Bank Ontario	20,500	1,059,058	0.35%
OTHER SECURITIES		17,159,685	5.89%
		19,604,188
Cayman Islands - 0.05%		133,435	0.05%
Chile - 0.36%		1,040,151	0.36%
China - 2.42%		7,070,324	2.42%
Colombia - 0.13%		391,346	0.13%
Czech Republic - 0.12%		339,109	0.12%
Denmark - 0.67%		1,963,124	0.67%
Egypt - 0.14%		405,725	0.14%
Finland - 0.93%
Nokia AB Oyj	89,406	1,304,762	0.45%
OTHER SECURITIES		1,400,680	0.48%
		2,705,442
France - 6.42%
BNP Paribas SA	19,704	1,278,668	0.44%
France Telecom SA (g)	44,243	1,005,210	0.34%
GDF Suez	29,107	1,087,371	0.37%
Sanofi-Aventis SA	24,773	1,456,930	0.49%
Total SA	51,200	2,773,102	0.94%
OTHER SECURITIES		11,188,179	3.84%
		18,789,460
Germany - 5.24%
Allianz SE	10,698	989,262	0.34%
Bayer AG	17,973	965,079	0.33%
E.ON AG	45,725	1,622,978	0.55%
Siemens AG	19,802	1,370,900	0.46%
Volkswagen AG	3,121	1,056,514	0.35%
OTHER SECURITIES		9,299,808	3.21%
		15,304,541
Greece - 0.40%		1,157,185	0.40%
Hong Kong - 3.02%
China Mobile, Ltd.	144,530	1,449,254	0.49%
OTHER SECURITIES		7,380,206	2.53%
		8,829,460
Hungary - 0.11%		$313,754	0.11%
India - 1.56%
Reliance Industries, Ltd., GDR * (f)	23,981	1,990,423	0.69%
OTHER SECURITIES		2,560,541	0.87%
		4,550,964
Indonesia - 0.33%		972,147	0.33%
Ireland - 0.32%		924,777	0.32%
Israel - 0.64%
Teva Pharmaceutical Industries, Ltd.	21,014	1,035,767	0.36%
OTHER SECURITIES		825,679	0.28%
		1,861,446
Italy - 2.43%
Eni SpA	61,045	1,448,160	0.50%
OTHER SECURITIES		5,651,331	1.93%
		7,099,491
Japan - 15.61%
Honda Motor Company, Ltd.	38,962	1,066,825	0.35%
Mitsubishi UFJ Financial Group, Inc.	219,300	1,348,080	0.45%
Toyota Motor Corp.	66,153	2,500,869	0.85%
OTHER SECURITIES		40,754,707	13.96%
		45,670,481
Luxembourg - 0.32%		931,140	0.32%
Malaysia - 0.56%		1,647,030	0.56%
Mexico - 0.94%		2,760,769	0.94%
Netherlands - 1.65%
Unilever NV (g)	39,943	963,973	0.34%
OTHER SECURITIES		3,846,065	1.31%
		4,810,038
New Zealand - 0.08%		222,811	0.08%
Norway - 0.44%		1,284,392	0.44%
Peru - 0.20%		573,314	0.20%
Philippines - 0.09%		256,518	0.09%
Poland - 0.23%		679,154	0.23%
Portugal - 0.29%		842,329	0.29%
Russia - 1.38%
Gazprom OAO, SADR	69,426	1,405,876	0.48%
OTHER SECURITIES		2,634,729	0.90%
		4,040,605
Singapore - 0.96%		2,811,310	0.96%
South Africa - 1.57%		4,582,275	1.57%
South Korea - 2.47%
Samsung Electronics Company, Ltd.	2,537	1,174,942	0.39%
OTHER SECURITIES		6,036,515	2.08%
		7,211,457
Spain - 3.01%
Banco Bilbao Vizcaya Argentaria SA	85,943	1,083,005	0.37%
Banco Santander Central Hispano SA	192,500	2,323,085	0.78%
Telefonica SA	101,692	2,305,865	0.79%
OTHER SECURITIES		3,099,451	1.07%
		8,811,406

11

The accompanying notes are an integral part of the financial statements.

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Sweden - 1.48%		$4,331,818	1.48%
Switzerland - 5.36%
Credit Suisse Group AG	29,765	1,358,762	0.47%
Nestle SA	86,560	3,266,875	1.13%
Novartis AG	55,936	2,272,594	0.79%
Roche Holdings AG - Genusschein	16,714	2,273,919	0.79%
UBS AG *	77,566	949,000	0.32%
OTHER SECURITIES		5,541,693	1.86%
		15,662,843
Taiwan - 1.91%		5,575,153	1.91%
Thailand - 0.28%		831,255	0.28%
Turkey - 0.29%		833,258	0.29%
United Kingdom - 13.94%
AstraZeneca Group PLC	34,101	1,501,719	0.50%
Barclays PLC	233,403	1,087,129	0.37%
BG Group PLC	79,083	1,328,748	0.45%
BHP Billiton PLC	52,040	1,175,481	0.40%
BP PLC	449,095	3,553,757	1.21%
British American Tobacco PLC	48,090	1,328,505	0.45%
GlaxoSmithKline PLC	121,951	2,147,503	0.72%
HSBC Holdings PLC	412,386	3,423,470	1.16%
Royal Dutch Shell PLC, A Shares	83,310	2,086,430	0.70%
Royal Dutch Shell PLC, B Shares	63,426	1,601,275	0.54%
Tesco PLC	189,690	1,105,631	0.38%
Vodafone Group PLC	1,232,865	2,383,094	0.81%
OTHER SECURITIES		18,066,024	6.25%
		40,788,766
United States - 0.08%		240,100	0.08%

TOTAL COMMON STOCKS (Cost $306,080,857)		$269,162,475
PREFERRED STOCKS - 2.08%
Brazil - 1.78%
Petroleo Brasileiro SA (h)	74,100	1,227,123	0.41%
OTHER SECURITIES		3,996,058	1.37%
		5,223,181
Germany - 0.20%		575,706	0.20%
Malaysia - 0.00%		497	0.00%
Russia - 0.02%		64,230	0.02%
South Korea - 0.08%		222,632	0.08%

TOTAL PREFERRED STOCKS (Cost $5,138,462)		$6,086,246
WARRANTS - 0.00%
Indonesia - 0.00%		800	0.00%
Italy - 0.00%		1,765	0.00%
Malaysia - 0.00%		224	0.00%

TOTAL WARRANTS (Cost $316)		$2,789
RIGHTS - 0.01%
Belgium - 0.00%		0	0.00%
Brazil - 0.00%		12	0.00%
France - 0.00%		$3,337	0.00%
Hong Kong - 0.00%		1,203	0.00%
Italy - 0.00%		1,011	0.00%
Japan - 0.00%		1,360	0.00%
Norway - 0.00%		2,892	0.00%
Singapore - 0.01%		6,672	0.01%

TOTAL RIGHTS (Cost $20,267)		$16,487
SHORT TERM INVESTMENTS - 4.89%
United States - 4.89%
John Hancock Collateral Investment Trust, 0.3952% (d) (e)	779,799	7,806,411	2.67%

AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class	6,470,662	6,470,662	2.21%
OTHER SECURITIES		28,143	0.01%

TOTAL SHORT TERM INVESTMENTS (Cost $14,298,284)		$14,305,216
Total Investments (International Equity Index Trust B) (Cost $325,538,186) - 99.06%		$289,573,213	99.06%
Other Assets and Liabilities, net - 0.94%		2,745,909	0.94%
TOTAL NET ASSETS - 100.00%		$292,319,122	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Banking			12.72%
International Oil			5.52%
Telecommunications Equipment & Services			4.97%
Financial Services			4.16%
Insurance			4.06%

International Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.04%
Australia - 7.26%
BHP Billiton, Ltd.	488,095	$13,377,422	1.10%
Commonwealth Bank of Australia, Ltd.	213,965	6,690,061	0.55%
National Australia Bank, Ltd.	278,824	5,019,972	0.42%
Westpac Banking Corp., Ltd.	423,192	6,855,017	0.56%
OTHER SECURITIES		55,863,280	4.63%
		87,805,752
Austria - 0.31%		3,779,826	0.31%
Belgium - 0.92%		11,088,547	0.92%
Bermuda - 0.06%		754,426	0.06%
China - 0.02%		204,834	0.02%
Denmark - 0.92%		11,129,766	0.92%
Finland - 1.28%
Nokia AB Oyj	552,777	8,067,043	0.67%
OTHER SECURITIES		7,369,433	0.61%
		15,436,476

12

The accompanying notes are an integral part of the financial statements.

International Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
France - 9.87%
BNP Paribas SA	121,646	$7,894,076	0.65%
France Telecom SA	266,155	6,047,098	0.50%
GDF Suez	175,469	6,555,122	0.54%
Sanofi-Aventis SA	153,060	9,001,640	0.75%
Total SA	310,452	16,814,747	1.38%
OTHER SECURITIES		73,033,043	6.05%
		119,345,726
Germany - 7.48%
Allianz SE	65,890	6,092,960	0.50%
BASF SE	134,256	5,354,987	0.44%
Bayer AG	111,163	5,969,013	0.50%
E.ON AG	276,466	9,812,979	0.81%
SAP AG	124,789	5,030,975	0.42%
Siemens AG	119,663	8,284,318	0.68%
OTHER SECURITIES		49,909,589	4.13%
		90,454,821
Greece - 0.51%		6,187,263	0.51%
Hong Kong - 2.39%		28,929,795	2.39%
Ireland - 0.47%		5,663,907	0.47%
Italy - 3.53%
Eni SpA	378,640	8,982,418	0.74%
UniCredit Italiano SpA *	2,096,163	5,370,298	0.45%
OTHER SECURITIES		28,297,097	2.34%
		42,649,813
Japan - 23.78%
Canon, Inc.	155,200	5,051,288	0.43%
Honda Motor Company, Ltd.	240,200	6,576,950	0.54%
Mitsubishi UFJ Financial Group, Inc.	1,353,500	8,320,225	0.68%
Toyota Motor Corp.	401,100	15,163,302	1.26%
OTHER SECURITIES		252,418,540	20.87%
		287,530,305
Luxembourg - 0.46%		5,509,962	0.46%
Netherlands - 2.36%
Unilever NV	236,913	5,717,588	0.48%
OTHER SECURITIES		22,845,242	1.88%
		28,562,830
New Zealand - 0.10%		1,258,737	0.10%
Norway - 0.61%		7,364,353	0.61%
Portugal - 0.32%		3,929,169	0.32%
Singapore - 1.32%		15,994,697	1.32%
Spain - 4.47%
Banco Bilbao Vizcaya Argentaria SA	517,835	6,525,463	0.54%
Banco Santander Central Hispano SA	1,186,118	14,314,041	1.18%
Telefonica SA	615,848	13,964,345	1.15%
OTHER SECURITIES		19,258,673	1.60%
		54,062,522
Sweden - 2.33%		28,235,044	2.33%
Switzerland - 7.41%
ABB, Ltd. *	319,990	$5,036,801	0.42%
Credit Suisse Group AG	163,675	7,471,709	0.62%
Nestle SA	529,168	19,971,412	1.65%
Novartis AG	307,582	12,496,585	1.03%
Roche Holdings AG - Genusschein	102,178	13,901,189	1.15%
UBS AG *	426,500	5,218,116	0.43%
OTHER SECURITIES		25,523,579	2.11%
		89,619,391
United Kingdom - 20.86%
Anglo American PLC	191,465	5,587,089	0.46%
AstraZeneca Group PLC	210,540	9,271,629	0.77%
Barclays PLC	1,407,722	6,556,788	0.54%
BG Group PLC	488,317	8,204,675	0.67%
BHP Billiton PLC	320,978	7,250,257	0.59%
BP PLC	2,725,369	21,566,267	1.79%
British American Tobacco PLC	290,331	8,020,509	0.66%
Diageo PLC	363,520	5,220,484	0.43%
GlaxoSmithKline PLC	754,549	13,287,277	1.10%
HSBC Holdings PLC	2,502,199	20,772,299	1.71%
Rio Tinto PLC	199,307	6,938,500	0.57%
Royal Dutch Shell PLC, A Shares	515,667	12,914,458	1.07%
Royal Dutch Shell PLC, B Shares	392,067	9,898,265	0.82%
Standard Chartered PLC	275,777	5,194,147	0.43%
Tesco PLC	1,143,729	6,666,360	0.55%
Vodafone Group PLC	7,632,204	14,752,844	1.22%
OTHER SECURITIES		90,179,349	7.48%
		252,281,197

TOTAL COMMON STOCKS (Cost $1,188,340,582)		$1,197,779,159
INVESTMENT COMPANIES - 0.21%
United States - 0.21%		2,519,550	0.21%

TOTAL INVESTMENT COMPANIES (Cost $2,524,016)		$2,519,550
PREFERRED STOCKS - 0.27%
Germany - 0.27%		3,296,438	0.27%

TOTAL PREFERRED STOCKS (Cost $3,220,188)		$3,296,438
WARRANTS - 0.00%
Italy - 0.00%		809	0.00%

TOTAL WARRANTS (Cost $0)		$809
RIGHTS - 0.01%
France - 0.01%		34,481	0.01%
Italy - 0.00%		4,858	0.00%
Norway - 0.00%		13,219	0.00%
Singapore - 0.00%		25,169	0.00%

TOTAL RIGHTS (Cost $47,961)		$77,727

13

The accompanying notes are an integral part of the financial statements.

International Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT TERM INVESTMENTS - 1.05%
United States - 1.05%
John Hancock Collateral Investment Trust, 0.3952% (d) (e)	1,265,285	$12,666,520	1.05%

TOTAL SHORT TERM INVESTMENTS (Cost $12,660,733)		$12,666,520
REPURCHASE AGREEMENTS - 0.41%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $4,988,001 on 07/01/2009, collateralized by $5,070,000 U.S. Treasury Notes, 1.375% due 02/15/2012 (valued at $5,089,013, including interest)	4,988,000	$4,988,000	0.41%

TOTAL REPURCHASE AGREEMENTS (Cost $4,988,000)		$4,988,000
Total Investments (International Index Trust) (Cost $1,211,781,480) - 100.99%		$1,221,328,203	100.99%
Other Assets and Liabilities, Net - (0.99%)		(11,983,993)	(0.99%)
TOTAL NET ASSETS - 100.00%		$1,209,344,210	100.00%
The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Banking			11.69%
Telecommunications Equipment & Services			5.56%
Financial Services			4.84%
International Oil			4.45%
Food & Beverages			4.41%

Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.93%
Basic Materials - 5.43%
Airgas, Inc.	94,014	$3,810,387	0.45%
Cliffs Natural Resources, Inc. (g)	150,784	3,689,684	0.44%
FMC Corp.	83,667	3,957,449	0.47%
Lubrizol Corp.	77,641	3,673,196	0.43%
OTHER SECURITIES		30,803,970	3.64%
		45,934,686
Communications - 4.28%
Priceline.com, Inc. * (g)	47,956	5,349,492	0.63%
OTHER SECURITIES		30,881,184	3.65%
		36,230,676
Consumer, Cyclical - 13.16%
Advance Auto Parts, Inc.	109,368	4,537,678	0.54%
BorgWarner, Inc. (g)	134,151	4,581,256	0.54%
CarMax, Inc. *	253,725	3,729,758	0.44%
Dollar Tree, Inc. *	103,492	4,357,013	0.51%
Ross Stores, Inc.	145,925	5,632,705	0.66%
OTHER SECURITIES		88,602,853	10.47%
		111,441,263
Consumer, Non-cyclical - 20.65%
Beckman Coulter, Inc.	72,675	$4,152,650	0.49%
Church & Dwight, Inc.	80,842	4,390,529	0.52%
Covance, Inc. *	73,588	3,620,530	0.42%
Edwards Lifesciences Corp. *	64,475	4,386,234	0.51%
Global Payments, Inc.	92,552	3,466,998	0.41%
Henry Schein, Inc. *	103,812	4,977,785	0.58%
Hologic, Inc. *	295,345	4,202,759	0.50%
ITT Educational Services, Inc. * (g)	35,739	3,597,487	0.42%
Manpower, Inc.	90,187	3,818,517	0.45%
Ralcorp Holdings, Inc. *	65,126	3,967,476	0.48%
ResMed, Inc. *	86,758	3,533,653	0.42%
SAIC, Inc. *	234,706	4,353,795	0.51%
Strayer Education, Inc. (g)	16,134	3,518,987	0.42%
Vertex Pharmaceuticals, Inc. *	199,309	7,103,374	0.83%
OTHER SECURITIES		115,789,664	13.69%
		174,880,438
Energy - 6.30%
Helmerich & Payne, Inc. (g)	121,391	3,747,340	0.44%
Newfield Exploration Company *	152,673	4,987,826	0.59%
Plains Exploration & Production Company *	140,337	3,839,620	0.45%
Pride International, Inc. *	199,832	5,007,789	0.59%
OTHER SECURITIES		35,743,556	4.23%
		53,326,131
Financial - 16.97%
Eaton Vance Corp.	134,584	3,600,122	0.43%
Everest Re Group, Ltd.	70,829	5,069,231	0.60%
Federal Realty Investment Trust, REIT	68,045	3,505,678	0.42%
Fidelity National Financial, Inc., Class A	270,336	3,657,646	0.42%
New York Community Bancorp, Inc. (g)	397,419	4,248,409	0.50%
W.R. Berkley Corp.	158,390	3,400,633	0.40%
OTHER SECURITIES		120,166,398	14.20%
		143,648,117
Industrial - 16.52%
Aecom Technology Corp. *	105,546	3,377,472	0.40%
AMETEK, Inc.	123,670	4,276,509	0.51%
Avnet, Inc. *	173,901	3,657,137	0.43%
Energizer Holdings, Inc. *	79,763	4,166,819	0.49%
Joy Global, Inc.	117,670	4,203,173	0.50%
KBR, Inc.	184,737	3,406,550	0.40%
Martin Marietta Materials, Inc. (g)	51,252	4,042,758	0.48%
Roper Industries, Inc.	104,238	4,723,023	0.55%
URS Corp. *	95,781	4,743,075	0.56%
OTHER SECURITIES		103,279,195	12.20%
		139,875,711
Technology - 7.48%
Cerner Corp. * (g)	77,891	4,851,830	0.57%
Lam Research Corp. *	145,512	3,783,313	0.45%
OTHER SECURITIES		54,670,742	6.46%
		63,305,885

14

The accompanying notes are an integral part of the financial statements.

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities - 6.14%
MDU Resources Group, Inc.	211,784	$4,017,543	0.47%
NSTAR	122,962	3,948,309	0.46%
ONEOK, Inc.	121,228	3,575,014	0.42%
OTHER SECURITIES		40,436,973	4.79%
		51,977,839

TOTAL COMMON STOCKS (Cost $1,032,847,475)		$820,620,746
WARRANTS - 0.00%
Consumer, Cyclical - 0.00%		37	0.00%

TOTAL WARRANTS (Cost $0)		$37
SHORT TERM INVESTMENTS - 11.15%
Short-term Securities - 11.15%
John Hancock Collateral Investment Trust, 0.3952% (d) (e)	9,425,489	$94,356,683	11.15%

TOTAL SHORT TERM INVESTMENTS (Cost $94,291,387)		$94,356,683
REPURCHASE AGREEMENTS - 1.63%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $13,768,004 on 07/01/2009, collateralized by $11,280,000 U.S. Treasury Bonds, 6.25% due 08/15/2023 (valued at $14,043,600, including interest)	13,768,000	13,768,000	1.63%

TOTAL REPURCHASE AGREEMENTS (Cost $13,768,000)		$13,768,000
Total Investments (Mid Cap Index Trust) (Cost $1,140,906,862) - 109.71%		$928,745,466	109.71%
Liabilities in Excess of Other Assets - (9.71%)		(82,225,146)	(9.71%)
TOTAL NET ASSETS - 100.00%		$846,520,320	100.00%

Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.98%
Basic Materials - 3.33%
Compass Minerals International, Inc.	21,674	$1,190,118	0.20%
OTHER SECURITIES		18,055,600	3.13%
		19,245,718
Communications - 7.57%
3Com Corp. *	259,760	1,223,471	0.21%
Polycom, Inc. *	55,976	1,134,633	0.20%
OTHER SECURITIES		41,387,909	7.16%
		43,746,013
Consumer, Cyclical - 12.66%
Aeropostale, Inc. *	45,220	1,549,690	0.27%
Bally Technologies, Inc. *	36,619	1,095,641	0.19%
Chico’s FAS, Inc. *	118,904	1,156,935	0.21%
Macrovision Solutions Corp. *	67,759	$1,477,825	0.26%
Marvel Entertainment, Inc. *	32,592	1,159,949	0.20%
Owens & Minor, Inc.	27,716	1,214,515	0.21%
OTHER SECURITIES		65,528,127	11.32%
		73,182,682
Consumer, Non-cyclical - 24.10%
Alexion Pharmaceuticals, Inc. *	54,972	2,260,448	0.40%
Dendreon Corp. * (g)	77,679	1,930,324	0.34%
Flowers Foods, Inc.	52,011	1,135,920	0.20%
Green Mountain Coffee Roasters, Inc. * (g)	20,158	1,191,741	0.21%
Myriad Genetics, Inc. *	64,129	2,286,198	0.39%
Netflix, Inc. * (g)	28,313	1,170,459	0.21%
Nuvasive, Inc. * (g)	24,489	1,092,210	0.20%
Onyx Pharmaceuticals, Inc. *	38,072	1,075,915	0.19%
OSI Pharmaceuticals, Inc. * (g)	38,778	1,094,703	0.19%
Ralcorp Holdings, Inc. *	38,116	2,322,027	0.39%
Tetra Tech, Inc. *	40,480	1,159,753	0.21%
Tupperware Brands Corp.	41,874	1,089,562	0.20%
United Therapeutics Corp. *	15,574	1,297,780	0.22%
Valeant Pharmaceuticals International * (g)	45,747	1,176,612	0.20%
VistaPrint, Ltd. * (g)	28,373	1,210,109	0.21%
Watson Wyatt Worldwide, Inc., Class A (g)	28,510	1,069,980	0.20%
OTHER SECURITIES		116,712,531	20.14%
		139,276,272
Energy - 3.88%
Concho Resources, Inc. *	51,332	1,472,714	0.25%
EXCO Resources, Inc. *	93,159	1,203,613	0.21%
OTHER SECURITIES		19,763,866	3.42%
		22,440,193
Financial - 18.46%
Aspen Insurance Holdings, Ltd.	55,020	1,229,146	0.20%
Chimera Investment Corp.	445,749	1,555,663	0.28%
Corporate Office Properties Trust, REIT	38,087	1,117,092	0.19%
First Niagara Financial Group, Inc.	100,944	1,152,779	0.19%
Highwoods Properties, Inc., REIT	46,896	1,049,064	0.18%
Knight Capital Group, Inc. *	62,238	1,061,159	0.17%
Realty Income Corp., REIT (g)	69,123	1,515,176	0.26%
Senior Housing Properties Trust, REIT	80,104	1,307,297	0.23%
OTHER SECURITIES		96,695,886	16.76%
		106,683,262
Industrial - 13.07%
Wabtec Corp.	32,032	1,030,469	0.18%
Waste Connections, Inc. *	53,435	1,384,501	0.23%
OTHER SECURITIES		73,150,811	12.66%
		75,565,781
Investment Companies - 0.01%		86,671	0.01%
Technology - 10.03%
Data Domain, Inc. *	31,783	1,059,963	0.18%
Jack Henry & Associates, Inc.	55,765	1,157,124	0.20%
MICROS Systems, Inc. *	53,752	1,361,001	0.24%
PMC-Sierra, Inc. *	148,838	1,184,751	0.20%
Skyworks Solutions, Inc. *	111,931	1,094,686	0.19%

15

The accompanying notes are an integral part of the financial statements.

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Technology (continued)
Solera Holdings, Inc. *	46,704	$1,186,282	0.20%
Sybase, Inc. *	55,388	1,735,860	0.29%
OTHER SECURITIES		49,193,808	8.53%
		57,973,475
Utilities - 3.87%
ITC Holdings Corp.	33,230	1,507,314	0.26%
Piedmont Natural Gas, Inc.	47,686	1,149,708	0.20%
Westar Energy, Inc.	71,433	1,340,798	0.23%
WGL Holdings, Inc.	32,627	1,044,717	0.18%
OTHER SECURITIES		17,328,573	3.00%
		22,371,110

TOTAL COMMON STOCKS (Cost $536,523,438)		$560,571,177
PREFERRED STOCKS - 0.02%
Consumer, Non-cyclical - 0.02%		120,812	0.02%

TOTAL PREFERRED STOCKS (Cost $125,857)		$120,812
WARRANTS - 0.00%
Consumer, Cyclical - 0.00%		10	0.00%

TOTAL WARRANTS (Cost $0)		$10
RIGHTS - 0.01%
Consumer, Cyclical - 0.01%		68,703	0.01%

TOTAL RIGHTS (Cost $29,329)		$68,703
SHORT TERM INVESTMENTS - 13.88%
Short-term Securities - 13.88%
John Hancock Collateral Investment Trust, 0.3952% (d) (e)	8,016,102	80,247,598	13.88%

TOTAL SHORT TERM INVESTMENTS (Cost $80,184,022)		$80,247,598
REPURCHASE AGREEMENTS - 3.21%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $18,533,005 on 07/01/2009, collateralized by $15,185,000 U.S. Treasury Bonds, 6.25% due 08/15/2023 (valued at $18,905,325, including interest)	18,533,000	18,533,000	3.21%

TOTAL REPURCHASE AGREEMENTS (Cost $18,533,000)		$18,533,000

Small Cap Index Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
Total Investments (Small Cap Index Trust) (Cost $635,395,646) - 114.10%	$659,541,300	114.10%
Other Assets and Liabilities, net - (14.10%)	(81,480,384)	(14.10%)
TOTAL NET ASSETS - 100.00%	$578,060,916	100.00%

Total Bond Market Trust A
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 27.44%
U.S. Treasury Bonds - 7.18%
2.750%, due 10/31/2013	43,730,000	$44,539,704	4.71%
4.500%, due 05/15/2038	7,845,000	8,098,738	0.86%
5.250%, due 02/15/2029	6,770,000	7,614,138	0.81%
3.500% to 9.250%, due 2/15/2016 to 2/15/2039		7,572,799	0.80%
		67,825,379
U.S. Treasury Notes - 20.26%
0.875%, due 01/31/2011	8,000,000	8,004,400	0.85%
0.875%, due 02/28/2011	21,000,000	20,985,300	2.22%
0.875%, due 03/31/2011	21,900,000	21,870,063	2.31%
1.250%, due 11/30/2010	20,000,000	20,147,600	2.13%
1.500%, due 10/31/2010	51,000,000	51,565,793	5.46%
1.750%, due 03/31/2014	15,400,000	14,894,695	1.58%
1.875%, due 02/28/2014	13,890,000	13,530,805	1.43%
2.000%, due 11/30/2013	4,795,000	4,724,571	0.50%
2.750%, due 02/15/2019	9,600,000	8,990,976	0.95%
3.750%, due 11/15/2018	21,736,000	22,111,381	2.34%
1.750% to 4.750%, due 1/31/2014 to 5/15/2014		4,691,770	0.49%
		191,517,354

TOTAL U.S. TREASURY OBLIGATIONS (Cost $262,199,467)		$259,342,733
U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.26%
Federal Farm Credit Bank - 0.39%		3,725,791	0.39%
Federal Home Loan Bank - 0.86%
5.000%, due 11/17/2017	4,090,000	4,377,215	0.46%
OTHER SECURITIES		3,748,363	0.40%
		8,125,578
Federal Home Loan Mortgage Corp. - 15.00%
2.875%, due 11/23/2010	6,000,000	6,169,626	0.65%
3.750%, due 06/28/2013	4,000,000	4,200,212	0.44%
3.875%, due 06/29/2011	6,000,000	6,304,812	0.67%
4.125%, due 09/27/2013	5,500,000	5,827,124	0.62%
4.500%, due 07/01/2023	5,150,137	5,261,388	0.56%
4.500%, due 10/01/2035	5,207,798	5,204,950	0.55%
5.000%, due 02/01/2036	11,166,348	11,392,291	1.22%
5.000%, due 03/01/2038	5,237,787	5,333,950	0.56%
5.500%, due 06/01/2033	5,443,075	5,646,978	0.60%
5.500%, due 01/01/2034	5,285,051	5,481,382	0.58%
5.500%, due 11/01/2038	4,015,061	4,150,412	0.44%
6.000%, due 06/01/2035	8,015,364	8,410,808	0.89%
6.000%, due 07/01/2038	4,771,301	4,988,806	0.53%
6.000%, due 10/01/2038	4,204,586	4,396,256	0.47%
4.000% to 7.000%, due 6/15/2011 to 5/1/2039 (c)		59,012,540	6.22%
		141,781,535

16

The accompanying notes are an integral part of the financial statements.

Total Bond Market Trust A (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association - 22.93%
3.250%, due 04/09/2013	4,000,000	$4,153,168	0.44%
3.875%, due 07/12/2013	6,000,000	6,315,720	0.67%
4.375%, due 10/15/2015	4,850,000	5,125,834	0.54%
4.500%, due 06/01/2023	5,160,243	5,274,132	0.56%
4.500%, due 08/01/2033	2,307,404	2,312,812	0.24%
4.500%, due 04/01/2039	9,355,163	9,345,953	0.99%
5.000%, due 11/01/2023	7,520,421	7,795,091	0.82%
5.000%, due 03/01/2036	6,453,978	6,592,133	0.70%
5.000%, due 03/01/2037	7,152,098	7,294,021	0.77%
5.000%, due 03/01/2038	6,982,814	7,119,196	0.75%
5.500%, due 03/01/2022	3,885,032	4,079,284	0.43%
5.500%, due 06/01/2035	3,898,015	4,041,298	0.43%
5.500%, due 09/01/2035	8,251,242	8,548,093	0.90%
5.500%, due 12/01/2035	7,447,186	7,715,110	0.82%
5.500%, due 11/01/2038	4,270,842	4,415,149	0.47%
6.000%, due 08/01/2023	4,343,745	4,616,756	0.49%
6.000%, due 03/01/2037	3,930,087	4,126,132	0.44%
6.000%, due 10/01/2038	4,447,674	4,656,333	0.49%
6.500%, due 10/01/2038	7,002,514	7,484,209	0.79%
4.000% to 7.250%, due 6/15/2010 to 5/1/2039 (c)		105,780,627	11.19%
		216,791,051
Government National Mortgage Association - 4.88%
5.000%, due 11/20/2038	5,503,215	5,607,261	0.60%
5.500%, due 08/15/2038	5,004,317	5,180,836	0.55%
6.000%, due 06/20/2038	3,764,834	3,929,251	0.42%
4.500% to 6.500%, due 6/15/2023 to 5/15/2039		31,359,267	3.31%
		46,076,615
Tennessee Valley Authority - 0.13%		1,193,647	0.13%
The Financing Corp. - 0.07%		699,625	0.07%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $406,807,292)		$418,393,842
FOREIGN GOVERNMENT OBLIGATIONS - 1.42%
Austria - 0.06%		570,799	0.06%
Brazil - 0.25%		2,349,915	0.25%
Canada - 0.45%		4,393,749	0.45%
Israel - 0.09%		843,055	0.09%
Italy - 0.20%		1,870,733	0.20%
Mexico - 0.29%		2,701,315	0.29%
Peru - 0.08%		715,225	0.08%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,535,313)		$13,444,791
CORPORATE BONDS - 21.50%
Basic Materials - 0.56%		5,277,708	0.56%
Communications - 2.56%		24,196,836	2.56%
Consumer, Cyclical - 0.72%		6,777,419	0.72%
Consumer, Non-cyclical - 2.65%		25,057,265	2.65%
Energy - 1.84%		17,385,823	1.84%
Financial - 9.12%
Morgan Stanley
2.250% to 7.300%, due 4/15/2011 to 5/13/2019		$4,726,074	0.51%
OTHER SECURITIES		81,406,692	8.61%
		86,132,766
Government - 0.08%		762,480	0.08%
Industrial - 1.53%		14,499,032	1.53%
Technology - 0.59%		5,562,502	0.59%
Utilities - 1.85%		17,526,254	1.85%

TOTAL CORPORATE BONDS (Cost $197,568,336)		$203,178,085
MUNICIPAL BONDS - 0.19%
California - 0.10%		955,999	0.10%
Illinois - 0.09%		814,571	0.09%

TOTAL MUNICIPAL BONDS (Cost $1,896,554)		$1,770,570
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.29%
Morgan Stanley
4.800% to 5.803%, due 12/18/2032 to 11/12/2049 (c)		9,302,183	1.00%
OTHER SECURITIES		21,827,959	2.29%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,134,678)		$31,130,142
ASSET BACKED SECURITIES - 0.20%

TOTAL ASSET BACKED SECURITIES (Cost $1,876,576)		$1,847,781
SUPRANATIONAL OBLIGATIONS - 0.83%
Financial - 0.83%		7,811,318	0.83%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,902,625)		$7,811,318
REPURCHASE AGREEMENTS - 0.84%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $7,911,002 on 07/01/2009, collateralized by $7,545,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $8,073,150, including interest)	7,911,000	7,911,000	0.84%

TOTAL REPURCHASE AGREEMENTS (Cost $7,911,000)		$7,911,000
Total Investments (Total Bond Market Trust A) (Cost $930,831,841) - 99.97%		$944,830,262	99.97%
Other Assets and Liabilities, net - 0.03%		278,498	0.03%
TOTAL NET ASSETS - 100.00%		$945,108,760	100.00%

17

The accompanying notes are an integral part of the financial statements.

Total Bond Market Trust B
	Shares or Principal Amount	Value	% of Net Assets
U.S. TREASURY OBLIGATIONS - 19.40%
U.S. Treasury Bonds - 9.89%
4.375%, due 02/15/2038	1,415,000	$1,428,929	0.91%
6.750%, due 08/15/2026	775,000	1,008,590	0.64%
7.500%, due 11/15/2016	1,270,000	1,619,945	1.03%
7.875%, due 02/15/2021	900,000	1,221,890	0.78%
8.750%, due 08/15/2020	1,400,000	2,005,500	1.28%
9.250%, due 02/15/2016	3,550,000	4,860,171	3.10%
11.250%, due 02/15/2015	2,010,000	2,897,069	1.84%
11.750%, due 11/15/2014	465,000	484,072	0.31%
		15,526,166
U.S. Treasury Notes - 9.51%
0.875%, due 01/31/2011	1,000,000	1,000,550	0.64%
0.875%, due 03/31/2011	5,100,000	5,093,027	3.24%
1.750%, due 01/31/2014	1,760,000	1,710,509	1.09%
1.875%, due 04/30/2014	1,100,000	1,067,559	0.68%
2.000%, due 11/30/2013	3,000,000	2,955,936	1.88%
3.125%, due 05/15/2019	900,000	870,471	0.55%
5.000%, due 08/15/2011	1,385,000	1,497,963	0.95%
1.500% to 1.875%, due 12/31/2013 to 2/28/2014		744,620	0.48%
		14,940,635

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,271,143)		$30,466,801
U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.05%
Federal Farm Credit Bank - 0.41%		643,769	0.41%
Federal Home Loan Bank - 1.75%
3.875%, due 01/15/2010	900,000	916,836	0.58%
3.875%, due 06/14/2013	1,750,000	1,835,285	1.17%
		2,752,121
Federal Home Loan Mortgage Corp. - 8.76%
5.000%, due 07/01/2035	598,727	611,217	0.39%
5.500%, due 08/23/2017	530,000	596,150	0.38%
5.500%, due 01/01/2038	2,061,874	2,132,026	1.36%
5.750%, due 01/15/2012	1,200,000	1,323,877	0.84%
5.817%, due 02/01/2037 (c)	2,077,997	2,176,912	1.39%
6.000%, due 06/15/2011	1,000,000	1,090,111	0.69%
6.019%, due 08/01/2037 (c)	2,300,565	2,417,751	1.53%
6.500%, due 08/01/2037	884,323	940,804	0.60%
4.500% to 8.000%, due 2/1/2016 to 9/1/2038		2,468,963	1.58%
		13,757,811
Federal National Mortgage Association - 32.34%
3.250%, due 04/09/2013	1,000,000	1,038,292	0.66%
4.000%, due 08/01/2020	995,956	1,016,031	0.65%
4.500%, due 12/01/2020	3,421,410	3,527,928	2.25%
4.500%, due 05/01/2039	896,750	896,041	0.57%
4.632%, due 01/01/2035 (c)	2,945,557	3,017,953	1.92%
5.000%, due 07/01/2020	611,498	638,418	0.41%
5.000%, due 02/01/2021	1,892,373	1,973,317	1.26%
5.000%, due 12/01/2034	6,230,662	6,372,799	4.06%
5.468%, due 04/01/2036 (c)	638,078	664,595	0.42%
5.500%, due 08/01/2021	819,874	863,686	0.55%
5.500%, due 09/01/2034	7,767,101	8,056,243	5.13%
5.500%, due 02/01/2035	714,918	741,532	0.47%
5.500%, due 09/01/2036	2,718,511	2,814,615	1.79%
5.680%, due 04/01/2037 (c)	4,646,678	4,883,368	3.11%
6.000%, due 08/01/2034	1,907,046	2,007,240	1.28%
6.000%, due 05/01/2035	2,660,298	2,796,743	1.78%
6.000%, due 08/01/2036	1,048,247	1,099,062	0.70%
6.125%, due 03/15/2012	1,900,000	2,122,830	1.35%
6.500%, due 02/01/2036	900,691	$962,930	0.61%
6.500%, due 02/01/2036	890,704	952,253	0.61%
7.250%, due 05/15/2030	450,000	585,890	0.37%
4.000% to 8.500%, due 11/1/2010 to 6/1/2034		3,775,772	2.39%
		50,807,538
Government National Mortgage Association - 4.47%
5.500%, due 08/20/2038	653,763	675,599	0.44%
6.000%, due 09/15/2038	1,158,408	1,210,447	0.78%
4.500% to 9.000%, due 1/15/2016 to 1/15/2039		5,134,566	3.25%
		7,020,612
Tennessee Valley Authority - 0.19%		299,853	0.19%
The Financing Corp. - 0.13%		199,893	0.13%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $72,091,679)		$75,481,597
FOREIGN GOVERNMENT OBLIGATIONS - 1.97%
Brazil - 0.34%		527,073	0.34%
Canada - 0.81%		1,282,731	0.81%
Israel - 0.11%		169,527	0.11%
Italy - 0.33%		516,312	0.33%
Mexico - 0.38%		597,225	0.38%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,080,454)		$3,092,868
CORPORATE BONDS - 23.43%
Basic Materials - 0.59%		919,171	0.59%
Communications - 2.87%		4,501,762	2.87%
Consumer, Cyclical - 0.84%		1,315,605	0.84%
Consumer, Non-cyclical - 2.78%		4,366,879	2.78%
Energy - 2.29%		3,595,411	2.29%
Financial - 9.78%
General Electric
3.000% to 6.875%, due 2/22/2011 to 1/10/2039		985,457	0.63%
Merrill Lynch
5.450% to 7.750%, due 7/15/2014 to 5/14/2038		668,385	0.42%
OTHER SECURITIES		13,714,997	8.73%
		15,368,839
Government - 0.17%		273,062	0.17%
Industrial - 1.50%
General Electric
5.000%, due 02/01/2013	190,000	197,698	0.13%
OTHER SECURITIES		2,163,256	1.37%
		2,360,954

18

The accompanying notes are an integral part of the financial statements.

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Technology - 0.50%		$786,282	0.50%
Utilities - 2.11%		3,307,649	2.11%

TOTAL CORPORATE BONDS (Cost $36,223,116)		$36,795,614
MUNICIPAL BONDS - 0.11%
California - 0.05%		73,538	0.05%
Illinois - 0.06%		102,411	0.06%

TOTAL MUNICIPAL BONDS (Cost $187,169)		$175,949
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.23%
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A2
7.631%, due 07/15/2032	898,377	908,434	0.57%
General Electric
6.290%, due 08/11/2033	550,000	547,741	0.34%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.344%, due 12/15/2044 (c)	835,000	705,900	0.44%
Merrill Lynch
5.690% to 5.773%, due 6/12/2046 to 2/12/2051		643,683	0.41%
Merrill Lynch
5.656%, due 05/12/2039 (c)	800,000	465,869	0.30%
OTHER SECURITIES		3,378,616	2.17%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,610,558)		$6,650,243
ASSET BACKED SECURITIES - 0.65%

TOTAL ASSET BACKED SECURITIES (Cost $1,031,108)		$1,021,109
SUPRANATIONAL OBLIGATIONS - 1.17%
Financial - 1.17%		1,835,921	1.17%

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,831,859)		$1,835,921
REPURCHASE AGREEMENTS - 0.70%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $1,092,000 on 07/01/2009, collateralized by $1,050,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $1,116,938, including interest)	1,092,000	1,092,000	0.70%

TOTAL REPURCHASE AGREEMENTS (Cost $1,092,000)		$1,092,000
Total Investments (Total Bond Market Trust B) (Cost $152,419,086) - 99.71%		$156,612,102	99.71%
Other Assets and Liabilities, net - 0.29%		450,541	0.29%
TOTAL NET ASSETS - 100.00%		$157,062,643	100.00%

Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.38%
Basic Materials - 3.84%
Eli Lilly & Company	31,193	$1,080,525	0.36%
Monsanto Company	14,909	1,108,335	0.37%
OTHER SECURITIES		9,329,190	3.11%
		11,518,050
Communications - 10.46%
AT&T, Inc.	163,763	4,067,873	1.36%
Cisco Systems, Inc. *	162,335	3,025,924	1.01%
Comcast Corp., Class A	79,516	1,152,187	0.39%
Google, Inc., Class A *	8,693	3,664,882	1.22%
QUALCOMM, Inc.	45,204	2,043,221	0.68%
Verizon Communications, Inc.	78,803	2,421,616	0.81%
OTHER SECURITIES		15,021,359	4.99%
		31,397,062
Consumer, Cyclical - 9.98%
CVS Caremark Corp.	39,458	1,257,526	0.42%
Home Depot, Inc.	46,784	1,105,506	0.37%
McDonald’s Corp.	30,691	1,764,426	0.59%
Wal-Mart Stores, Inc.	108,903	5,275,261	1.76%
Walt Disney Company	51,092	1,191,976	0.40%
OTHER SECURITIES		19,340,208	6.44%
		29,934,903
Consumer, Non-cyclical - 22.51%
Abbott Laboratories	42,394	1,994,214	0.67%
Amgen, Inc. *	29,146	1,542,989	0.52%
Bristol-Myers Squibb Company	54,189	1,100,579	0.37%
Coca-Cola Bottling Company Consolidated	267	14,720	0.01%
Coca-Cola Enterprises, Inc.	13,477	224,392	0.08%
Gilead Sciences, Inc. *	25,086	1,175,028	0.39%
Johnson & Johnson	76,235	4,330,148	1.44%
Medtronic, Inc.	30,958	1,080,125	0.36%
Merck & Company, Inc. (g)	58,271	1,629,257	0.54%
PepsiCo, Inc.	43,160	2,372,074	0.79%
Pfizer, Inc. (g)	185,791	2,786,865	0.93%
Philip Morris International, Inc.	55,774	2,432,862	0.81%
Procter & Gamble Company	80,794	4,128,573	1.38%
Schering-Plough Corp.	44,641	1,121,382	0.37%
The Coca-Cola Company	63,830	3,063,202	1.02%
Visa, Inc.	23,331	1,452,588	0.49%
Wyeth	36,761	1,668,582	0.56%
OTHER SECURITIES		35,414,788	11.78%
		67,532,368
Diversified - 0.07%		220,683	0.07%
Energy - 11.92%
Chevron Corp.	55,237	3,659,451	1.22%
ConocoPhillips Company	41,085	1,728,035	0.58%
Exxon Mobil Corp.	136,230	9,523,839	3.17%
Occidental Petroleum Corp.	22,299	1,467,497	0.49%
Schlumberger, Ltd.	32,850	1,777,513	0.59%
OTHER SECURITIES		17,597,336	5.87%
		35,753,671
Financial - 14.76%
Bank of America Corp.	176,547	2,330,420	0.78%
Berkshire Hathaway, Inc., Class A *	42	3,780,000	1.26%

19

The accompanying notes are an integral part of the financial statements.

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financial (continued)
JPMorgan Chase & Company	102,910	$3,510,260	1.17%
State Street Corp.	11,905	561,916	0.19%
The Goldman Sachs Group, Inc.	12,731	1,877,059	0.63%
Wells Fargo & Company	116,859	2,834,999	0.95%
OTHER SECURITIES		29,407,375	9.78%
		44,302,029
Industrial - 10.36%
3M Company	19,249	1,156,865	0.39%
General Electric Company	291,279	3,413,790	1.14%
United Parcel Service, Inc., Class B	27,416	1,370,526	0.46%
United Technologies Corp.	26,194	1,361,040	0.45%
OTHER SECURITIES		23,769,490	7.92%
		31,071,711
Investment Companies - 0.00%		0	0.00%
Technology - 12.07%
Apple, Inc. *	24,507	3,490,532	1.16%
Hewlett-Packard Company	66,352	2,564,505	0.86%
Intel Corp.	153,275	2,536,701	0.85%
International Business Machines Corp.	37,346	3,899,669	1.30%
Microsoft Corp.	245,245	5,829,474	1.94%
Oracle Corp.	139,097	2,979,458	0.99%
OTHER SECURITIES		14,905,794	4.97%
		36,206,133
Utilities - 3.41%		10,243,267	3.41%

TOTAL COMMON STOCKS (Cost $361,435,377)		$298,179,877
PREFERRED STOCKS - 0.01%
Consumer, Non-cyclical - 0.01%		11,814	0.01%

TOTAL PREFERRED STOCKS (Cost $13,130)		$11,814
WARRANTS - 0.00%
Consumer, Cyclical - 0.00%		2	0.00%

TOTAL WARRANTS (Cost $0)		$2
RIGHTS - 0.00%
Consumer, Cyclical - 0.00%		$5,798	0.00%
Consumer, Non-cyclical - 0.00%		0	0.00%
Diversified - 0.00%		1,159	0.00%
Energy - 0.00%		792	0.00%

TOTAL RIGHTS (Cost $22,492)		$7,749
SHORT TERM INVESTMENTS - 3.87%
Short-term Securities - 3.87%
John Hancock Collateral Investment Trust, 0.3952% (d) (e)	1,159,693	11,609,451	3.87%

TOTAL SHORT TERM INVESTMENTS (Cost $11,604,762)		$11,609,451
REPURCHASE AGREEMENTS - 1.80%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.010% to be repurchased at $5,401,002 on 07/01/2009, collateralized by $5,295,000 U.S. Treasury Bonds, 4.50% due 05/15/2038 (valued at $5,511,566, including interest)	5,401,000	5,401,000	1.80%

TOTAL REPURCHASE AGREEMENTS (Cost $5,401,000)		$5,401,000
Total Investments (Total Stock Market Index Trust) (Cost $378,476,761) - 105.06%		$315,209,893	105.06%
Other Assets and Liabilities, net - (5.06%)		(15,180,235)	(5.06%)
TOTAL NET ASSETS - 100.00%		$300,029,658	100.00%

20

The accompanying notes are an integral part of the financial statements.

Footnotes
Percentages are stated as a percent of net assets.

GDR	- Global Depositary Receipts
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SADR	- Sponsored American Depositary Receipts

*	Non-Income Producing
(a)	The Underlying Fund’s subadviser is shown parenthetically.
(b)	The subadviser is an affiliate of the adviser and the fund.
(c)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(d)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(e)
John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at June 30, 2009.

(f)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	All or a portion of this security was out on loan
(h)	Variable Rate Preferred

The accompanying notes are an integral part of the financial statements.

21

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	500 Index Trust	500 Index Trust B	Core Strategy Trust	International Equity Index Trust A
Investments in unaffiliated issuers, at value	$4,218,016,033	$647,339,483	—	$499,973,075
Investments in affiliated issuers, at value (Note 2)	83,038,645	10,008,386	$470,399,437 [1]	13,335,178
Securities loaned, at value (Note 2)	79,117,784	9,524,218	—	12,500,542
Repurchase agreements, at value (Note 2)	47,838,000	18,901,000	—	—
Total investments, at value	4,428,010,462	685,773,087	470,399,437	525,808,795
Cash	27,793	3,605,162	—	—
Foreign currency, at value	—	—	—	27,630,887
Cash held at broker for futures contracts	11,700,000	—	—	—
Foreign currency held at broker for futures contracts	—	—	—	13,649,350
Receivable for investments sold	8,100,257	1,238,281	479	53,110,024
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	174,603
Receivable for fund shares sold	507,610	443,545	204,390	—
Dividends and interest receivable	5,935,281	902,596	—	3,487,117
Receivable for security lending income	499,912	74,470	—	65,968
Receivable due from adviser	—	49	742	—
Other assets	15,506	—	25	—
Total assets	4,454,796,821	692,037,190	470,605,073	623,926,744

Liabilities
Due to custodian	—	—	—	—
Payable for investments purchased	7,297,223	1,115,249	201,276	1,672,086
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	24,479
Payable for fund shares repurchased	1,084,972	—	481	112,721
Payable upon return of securities loaned (Note 2)	82,959,512	9,999,059	—	13,280,020
Payable for futures variation margin	369,139	139,659	—	139,181
Payable to affiliates
Accounting and legal services fees	119,182	18,578	13,768	61,296
Trustees’ fees	2,075	4,103	2,017	1,239
Other liabilities and accrued expenses	183,771	102,976	50,210	36,953
Total liabilities	92,015,874	11,379,624	267,752	15,327,975

Net assets
Capital paid-in	$4,745,610,599	$922,622,540	$563,476,885	$374,608,826
Undistributed net investment income (loss)	44,302,142	7,913,064	247,665	19,248,114
Accumulated undistributed net realized gain (loss) on investments	(85,350,266)	(75,157,264)	(44,353,308)	140,434,365
Net unrealized appreciation (depreciation) on investments	(341,781,528)	(174,720,774)	(49,033,921)	74,307,464
Net assets	$4,362,780,947	$680,657,566	$470,337,321	$608,598,769
Investments in unaffiliated issuers, including repurchase agreements, at cost	$4,685,765,800	$850,039,159	—	$438,749,375
Investments in affiliated issuers, at cost	$82,972,018	$10,000,953	$519,433,358	$13,324,555
Foreign currency, at cost	—	—	—	$27,398,181

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$836,605,994	—	$206,388	$180,186,679
Shares outstanding	103,708,431	—	20,572	13,533,066
Net asset value, offering price and redemption price per share	$8.07	—	$10.03	$13.31
Series II
Net assets	$48,001,084	—	$468,676,944	$15,676,392
Shares outstanding	5,973,197	—	46,600,999	1,177,510
Net asset value, offering price and redemption price per share	$8.04	—	$10.06	$13.31
Series NAV
Net assets	$3,478,173,869	$680,657,566	$1,453,989	$412,735,698
Shares outstanding	437,304,727	59,018,444	144,864	31,049,720
Net asset value, offering price and redemption price per share	$7.95	$11.53	$10.04	$13.29

1	See Note 11.

22

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

International Equity Index Trust B	International Index Trust	Mid Cap Index Trust	Small Cap Index Trust	Total Bond Market Trust A	Total Bond Market Trust B	Total Stock Market Index Trust
$274,432,503	$1,191,836,214	$729,037,185	$483,483,305	$936,919,262	$155,520,102	$287,071,708
7,806,411	12,666,520	94,356,683	80,247,598	—	—	11,609,451
7,334,299	11,837,469	91,583,598	77,277,397	—	—	11,127,734
—	4,988,000	13,768,000	18,533,000	7,911,000	1,092,000	5,401,000
289,573,213	1,221,328,203	928,745,466	659,541,300	944,830,262	156,612,102	315,209,893
—	—	97	1,764	—	909	1,601
7,609,467	—	—	—	—	—	—
—	1,800,000	4,400,000	2,200,000	—	—	1,050,000
2,528,926	—	—	—	—	—	—
291,353	12,690	11,982,908	44,750,762	—	78,747	25,165
95,191	—	—	—	—	—	—
—	346,260	18,630	12,833	280,445	—	—
1,062,626	1,223,754	858,027	607,656	7,013,435	1,590,197	373,844
17,751	17,023	91,933	121,554	—	—	32,522
432	—	—	—	—	421	—
—	—	83	—	11	—	—
301,178,959	1,224,727,930	946,097,144	707,235,869	952,124,153	158,282,376	316,693,025

—	579	—	—	71	—	—
722,219	2,675,776	4,722,023	48,624,267	6,947,650	949,011	—
16,056	—	—	—	—	—	—
50,072	—	437,632	276,138	3,180	224,601	4,965,359
7,792,676	12,652,341	94,264,516	80,173,189	—	—	11,601,240
200,656	42,494	59,548	33,300	—	—	31,909

10,360	2,005	23,740	20,456	29,320	4,132	8,465
5,581	266	2,273	1,417	1,100	1,576	2,197
62,217	10,259	67,092	46,186	34,072	40,413	54,197
8,859,837	15,383,720	99,576,824	129,174,953	7,015,393	1,219,733	16,663,367

$353,464,355	$1,197,326,604	$1,068,687,151	$623,671,717	$915,442,760	$153,287,858	$374,749,331
6,691,009	2,008,064	5,721,781	2,994,972	15,000,992	3,968,716	2,993,807
(31,932,045)	489,368	(15,315,131)	(72,113,521)	666,587	(4,386,947)	(14,299,640)
(35,904,197)	9,520,174	(212,573,481)	23,507,748	13,998,421	4,193,016	(63,413,840)
$292,319,122	$1,209,344,210	$846,520,320	$578,060,916	$945,108,760	$157,062,643	$300,029,658

$317,738,707	$1,199,120,747	$1,046,615,475	$555,211,624	$930,831,841	$152,419,086	$11,604,762
$7,799,479	$12,660,733	$94,291,387	$80,184,022	—	—	$366,871,999
$7,634,024	—	—	—	—	—	—

—	—	$260,965,469	$140,458,746	$47,912,148	—	$193,154,203
—	—	23,024,264	15,467,404	3,590,611	—	23,228,816
—	—	$11.33	$9.08	$13.34	—	$8.32

—	—	$69,016,990	$56,593,736	$1,126,350	—	$41,783,465
—	—	6,106,401	6,252,050	84,279	—	5,039,591
—	—	$11.30	$9.05	$13.36	—	$8.29

$292,319,122	$1,209,344,210	$516,537,861	$381,008,434	$896,070,262	$157,062,643	$65,091,990
23,925,931	87,235,370	45,572,652	41,933,400	67,028,434	15,714,934	7,829,647
$12.22	$13.86	$11.33	$9.09	$13.37	$9.99	$8.31

23

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	500 Index Trust	500 Index Trust B	Core Strategy Trust	International Equity Index Trust A
Dividends	$51,661,544	$8,360,211	—	$22,796,295
Interest	62,831	8,995	—	51,473
Securities lending	2,444,488	339,493	—	1,083,730
Income distributions received from affiliated underlying funds	—	—	775,112	—
Income from affiliated issuers	8,905	1,613	—	312
Less foreign taxes withheld	(2,424)	(417)	—	(2,375,603)
Total investment income	54,175,344	8,709,895	775,112	21,556,207

Expenses
Investment management fees (Note 6)	9,060,767	1,482,474	97,682	2,107,073
Series I distribution and service fees (Note 6)	190,209	—	38	38,278
Series II distribution and service fees (Note 6)	56,195	—	487,367	17,323
Accounting and legal services fees (Note 6)	352,707	55,098	35,370	98,323
Audit and legal fees	26,728	23,926	19,478	16,518
Printing and postage fees (Note 6)	91,838	30,662	12,594	9,468
Custodian fees	5,747	5,747	4,970	5,749
Trustees’ fees (Note 7)	54,796	11,940	7,114	10,911
Registration and filing fees	23,841	8,422	3,533	3,126
Miscellaneous	6,765	5,590	1,374	12,874
Total expenses	9,869,593	1,623,859	669,520	2,319,643
Net expense reduction (Note 6)	—	(827,205)	(142,142)	(7,148)
Net expenses	9,869,593	796,654	527,378	2,312,495
Net investment income (loss)	44,305,751	7,913,241	247,734	19,243,712

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(15,049,774)	(16,073,987)	—	133,100,087
Investments in affiliated issuers	12,506	1,894	(47,024,730)	44,536
Capital gain distributions received from affiliated underlying funds	—	—	3,367,104	—
Futures contracts	(6,252,820)	(679,579)	—	9,443,394
Foreign currency transactions	(1,093)	—	—	5,113,159
	(21,291,181)	(16,751,672)	(43,657,626)	147,701,176

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	132,295,335	27,594,322	—	165,643,231[1]
Investments in affiliated issuers	66,627	7,433	66,743,590	10,623
Futures contracts	(2,483,518)	(672,547)	—	(363,836)
Translation of assets and liabilities in foreign currencies	192	—	—	734,938
	129,878,636	26,929,208	66,743,590	166,024,956
Net realized and unrealized gain (loss)	108,587,455	10,177,536	23,085,964	313,726,132
Increase (decrease) in net assets from operations	$152,893,206	$18,090,777	$23,333,698	$332,969,844

1	Net of $1,636 decrease of deferred India foreign withholding taxes.

24

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

International Equity Index Trust B	International Index Trust [2]	Mid Cap Index Trust	Small Cap Index Trust	Total Bond Market Trust A	Total Bond Market Trust B	Total Stock Market Index Trust
$7,876,780	$2,715,327	$6,935,963	$3,532,928	—	—	$3,565,707
2,907	5,036	18,399	13,546	16,916,587	4,171,161	4,889
339,156	25,825	742,577	651,368	121,105	1,305	160,663
—	—	—	—	—	—	—
540	—	9,295	9,420	—	—	1,690
(827,541)	(302,094)	—	(613)	—	(5,998)	(643)
7,391,842	2,444,094	7,706,234	4,206,649	17,037,692	4,166,468	3,732,306

876,380	422,378	1,749,076	1,036,187	1,900,601	368,615	679,985
—	—	57,772	31,377	11,027	—	44,240
—	—	79,410	65,629	1,436	—	49,201
30,226	2,005	67,185	42,903	71,759	13,332	24,428
17,790	6,960	23,226	16,702	19,002	19,083	17,528
13,155	1,069	24,111	10,574	9,690	6,262	12,672
5,742	2,000	5,790	5,556	5,974	6,464	5,009
9,692	1,240	12,254	6,804	12,143	3,585	5,598
3,924	378	6,941	3,361	4,780	1,872	3,911
29,284	—	6,018	1,121	2,131	1,881	987
986,193	436,030	2,031,783	1,220,214	2,038,543	421,094	843,559
(429,930)	—	—	—	—	(223,410)	(457)
556,263	436,030	2,031,783	1,220,214	2,038,543	197,684	843,102
6,835,579	2,008,064	5,674,451	2,986,435	14,999,149	3,968,784	2,889,204

(25,045,020)	619,972	(4,906,472)	(44,298,270)	1,562,141	(631,912)	(1,671,725)
6,804	8,392	(26,871)	10,833	—	—	—
—	—	—	—	—	—	—
4,820,911	425,472	2,120,682	1,256,161	—	—	356,069
1,061,239	(564,468)	—	(426)	—	—	31
(19,156,066)	489,368	(2,812,661)	(43,031,702)	1,562,141	(631,912)	(1,315,625)

73,124,477[1]	9,540,936	70,845,590	114,530,682	(6,490,088)	(79,722)	12,049,816
6,932	5,787	65,296	63,576	—	—	4,689
(448,812)	(36,597)	(1,596,901)	(1,294,490)	—	—	(497,245)
409,858	10,048	—	—	—	—	(7)
73,092,455	9,520,174	69,313,985	113,299,768	(6,490,088)	(79,722)	11,557,253
53,936,389	10,009,542	66,501,324	70,268,066	(4,927,947)	(711,634)	10,241,628
$60,771,968	$12,017,606	$72,175,775	$73,254,501	$10,071,202	$3,257,150	$13,130,832

1	Net of $1,769 decrease in deferred India foreign withholding taxes.
2	Period from 5-1-09 (commencement of operations) to 6-30-09.

25

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	500 Index Trust		500 Index Trust B		Core Strategy Trust (formerly Index Allocation Trust)
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08 [1]
From operations
Net investment income (loss)	$44,305,751	$41,521,176	$7,913,241	$19,865,853	$247,734	$4,612,037
Net realized gain (loss)	(21,291,181)	(39,048,374)	(16,751,672)	(23,250,312)	(43,657,626)	2,023,273
Change in net unrealized appreciation (depreciation)	129,878,636	(761,451,121)	26,929,208	(417,180,867)	66,743,590	(114,261,814)
Increase (decrease) in net assets resulting from operations	152,893,206	(758,978,319)	18,090,777	(420,565,326)	23,333,698	(107,626,504)

Distributions to shareholders
From net investment income
Series I	(3,008,671)	(7,682,386)	—	—	(81)	(1,256)
Series II	(159,687)	(329,636)	—	—	(33,072)	(4,571,166)
Series NAV	(12,796,541)	(22,522,194)	(3,731,601)	(20,630,815)	(377)	(6,154)
From net realized gain
Series I	—	—	—	—	(1,133)	(73)
Series II	—	—	—	—	(2,369,454)	(456,439)
Series NAV	—	—	—	(6,271,754)	(4,523)	(350)
Total distributions	(15,964,899)	(30,534,216)	(3,731,601)	(26,902,569)	(2,408,640)	(5,035,438)
From Fund share transactions (Note 8)	171,067,995	3,062,470,732	(31,309,905)	(69,817,679)	95,026,903	129,709,379
Total increase (decrease)	307,996,302	2,272,958,197	(16,950,729)	(517,285,574)	115,951,961	17,047,437

Net assets
Beginning of period	4,054,784,645	1,781,826,448	697,608,295	1,214,893,869	354,385,360	337,337,923
End of period	$4,362,780,947	$4,054,784,645	$680,657,566	$697,608,295	$470,337,321	$354,385,360
Undistributed net investment income (loss)	$44,302,142	$15,961,290	$7,913,064	$3,731,424	$247,665	$33,461

	International Equity Index Trust A		International Equity Index Trust B		International Index Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Period ended 6/30/09 (Unaudited)	[2]
From operations
Net investment income (loss)	$19,243,712	$9,258,016	$6,835,579	$14,012,920	$2,008,064
Net realized gain (loss)	147,701,176	(8,129,081)	(19,156,066)	(5,221,251)	489,368
Change in net unrealized appreciation (depreciation)	166,024,956	(177,904,899)	73,092,455	(254,729,193)	9,520,174
Increase (decrease) in net assets resulting from operations	332,969,844	(176,775,964)	60,771,968	(245,937,524)	12,017,606

Distributions to shareholders
From net investment income
Series I	(97,940)	(5,221,019)	—	—	—
Series II	(4,167)	(430,970)	—	—	—
Series NAV	(854,253)	(1,640,353)	(1,288,291)	(12,394,564)	—
From net realized gain
Series I	—	(1,972,848)	—	—	—
Series II	—	(206,534)	—	—	—
Series NAV	—	(369,044)	(8,159,295)	(4,171,068)	—
Total distributions	(956,360)	(9,840,768)	(9,447,586)	(16,565,632)	—
From Fund share transactions (Note 8)	51,312,453	25,887,782	(63,433,754)	16,762,197	1,197,326,604
Total increase (decrease)	383,325,937	(160,728,950)	(12,109,372)	(245,740,959)	1,209,344,210

Net assets
Beginning of period	225,272,832	386,001,782	304,428,494	550,169,453	—
End of period	$608,598,769	$225,272,832	$292,319,122	$304,428,494	$1,209,344,210
Undistributed net investment income (loss)	$19,248,114	$960,762	$6,691,009	$1,143,721	$2,008,064

1	Series I and Series NAV began operations on 4-28-08.
2	Period from 5-1-09 (commencement of operations) to 6-30-09.

26

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Mid Cap Index Trust		Small Cap Index Trust		Total Bond Market Trust A
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$5,674,451	$8,401,548	$2,986,435	$4,384,165	$14,999,149	$10,125,213
Net realized gain (loss)	(2,812,661)	1,592,769	(43,031,702)	(10,348,643)	1,562,141	9,717,876
Change in net unrealized appreciation (depreciation)	69,313,985	(309,333,964)	113,299,768	(124,096,535)	(6,490,088)	17,780,782
Increase (decrease) in net assets resulting from operations	72,175,775	(299,339,647)	73,254,501	(130,061,013)	10,071,202	37,623,871

Distributions to shareholders
From net investment income
Series I	(558,724)	(3,281,071)	(137,712)	(2,350,128)	(213)	(532,644)
Series II	(133,250)	(659,211)	(39,247)	(853,587)	(5)	(17,229)
Series NAV	(1,162,273)	(4,828,233)	(414,688)	(1,515,263)	(3,727)	(10,087,737)
From net realized gain
Series I	(4,006,128)	(8,748,781)	(4,387,747)	(1,750,555)	(487,937)	(136,367)
Series II	(1,101,147)	(2,242,186)	(1,827,023)	(881,115)	(12,200)	(2,373)
Series NAV	(8,063,711)	(7,634,755)	(12,252,752)	(742,709)	(8,526,668)	(752,131)
Total distributions	(15,025,233)	(27,394,237)	(19,059,169)	(8,093,357)	(9,030,750)	(11,528,481)
From Fund share transactions (Note 8)	92,175,933	94,784,209	236,789,512	24,143,192	254,338,358	497,493,252
Total increase (decrease)	149,326,475	(231,949,675)	290,984,844	(114,011,178)	255,378,810	523,588,642

Net assets
Beginning of period	697,193,845	929,143,520	287,076,072	401,087,250	689,729,950	166,141,308
End of period	$846,520,320	$697,193,845	$578,060,916	$287,076,072	$945,108,760	$689,729,950
Undistributed net investment income (loss)	$5,721,781	$1,901,577	$2,994,972	$600,184	$15,000,992	$5,788

	Total Bond Market Trust B		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$3,968,784	$8,381,786	$2,889,204	$6,169,030
Net realized gain (loss)	(631,912)	(303,988)	(1,315,625)	(8,526,522)
Change in net unrealized appreciation (depreciation)	(79,722)	1,169,454	11,557,253	(173,091,053)
Increase (decrease) in net assets resulting from operations	3,257,150	9,247,252	13,130,832	(175,448,545)

Distributions to shareholders
From net investment income
Series I	—	—	(695,440)	(3,913,395)
Series II	—	—	(138,240)	(834,719)
Series NAV	(1,317,201)	(8,410,151)	(243,671)	(1,610,003)
From net realized gain
Series I	—	—	—	(405,403)
Series II	—	—	—	(122,563)
Series NAV	—	—	—	(194,326)
Total distributions	(1,317,201)	(8,410,151)	(1,077,351)	(7,080,409)
From Fund share transactions (Note 8)	(6,424,311)	(7,937,019)	(5,519,278)	(10,539,769)
Total increase (decrease)	(4,484,362)	(7,099,918)	6,534,203	(193,068,723)

Net assets
Beginning of period	161,547,005	168,646,923	293,495,455	486,564,178
End of period	$157,062,643	$161,547,005	$300,029,658	$293,495,455
Undistributed net investment income (loss)	$3,968,716	$1,317,133	$2,993,807	$1,181,954

27

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations			Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)		Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
500 Index Trust
SERIES I
06-30-2009[1]	7.87	0.08	[2]	0.15	0.23	(0.03)	—	—	(0.03)	8.07	2.93	[3,4]	0.54	[5]	0.54	[5]	2.22	[5]	837	2
12-31-2008	12.64	0.19	[2]	(4.88)	(4.69)	(0.08)	—	—	(0.08)	7.87		(37.21)[3,6]	0.54	[7]	0.54		1.78		795	4
12-31-2007	12.33	0.18	[2]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[3,6]	0.54	[7]	0.54		1.44		1,317	5
12-31-2006	10.80	0.16	[2]	1.48	1.64	(0.11)	—	—	(0.11)	12.33	15.26	[3,6]	0.54	[7]	0.54		1.44		1,323	15
12-31-2005	10.52	0.14	[2]	0.30	0.44	(0.16)	—	—	(0.16)	10.80	4.29	[3]	0.56		0.56		1.31		1,097	11
12-31-2004	9.63	0.14	[2]	0.84	0.98	(0.09)	—	—	(0.09)	10.52	10.26	[3]	0.56		0.56		1.47		1,115	4
SERIES II
06-30-2009[1]	7.84	0.07	[2]	0.16	0.23	(0.03)	—	—	(0.03)	8.04	2.91	[3,4]	0.74	[5]	0.74	[5]	2.02	[5]	48	2
12-31-2008	12.59	0.17	[2]	(4.87)	(4.70)	(0.05)	—	—	(0.05)	7.84		(37.40)[3,6]	0.74	[7]	0.74		1.57		49	4
12-31-2007	12.26	0.16	[2]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[3,6]	0.74	[7]	0.74		1.24		95	5
12-31-2006	10.74	0.14	[2]	1.47	1.61	(0.09)	—	—	(0.09)	12.26	15.06	[3,6]	0.74	[7]	0.74		1.23		114	15
12-31-2005	10.46	0.11	[2]	0.31	0.42	(0.14)	—	—	(0.14)	10.74	4.12	[3]	0.76		0.76		1.11		129	11
12-31-2004	9.59	0.13	[2]	0.82	0.95	(0.08)	—	—	(0.08)	10.46	10.00	[3]	0.76		0.76		1.29		146	4
SERIES NAV
06-30-2009[1]	7.75	0.08	[2]	0.15	0.23	(0.03)	—	—	(0.03)	7.95	2.98	[3,4]	0.49	[5]	0.49	[5]	2.27	[5]	3,478	2
12-31-2008	12.47	0.20	[2]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75		(37.26)[3,6]	0.49	[7]	0.49		2.22		3,210	4
12-31-2007	12.16	0.19	[2]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[3,6]	0.49	[7]	0.49		1.53		370	5
12-31-2006	10.80	0.15	[2]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[3,6]	0.52	[7]	0.51		1.35		38	15
12-31-2005[8]	10.28	0.03	[2]	0.49	0.52	—	—	—	—	10.80	5.06	[4]	0.52	[5]	0.52	[5]	1.80	[5]	256	11
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown.
7. Does not take into consideration expense reductions during the periods shown. 8. Series NAV shares began operations on 10-27-05.

500 Index Trust B
SERIES NAV
06-30-2009[1]	11.24	0.13	[4]	0.22	0.35	(0.06)	—	—	(0.06)	11.53	3.17	[2,3,5]	0.51	[6]	0.25		2.50		681	7
12-31-2008	18.51	0.32	[4]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24		(37.19)[2,5]	0.50	[6]	0.25		2.05		698	7
12-31-2007	18.13	0.32	[4]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[2,5]	0.49	[6]	0.25		1.72		1,215	13
12-31-2006	15.87	0.29	[4]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[2,5,7]	0.49	[6]	0.25		1.72		1,160	6
12-31-2005[9]	15.42	0.25	[4]	0.46	0.71	(0.07)	(0.19)	—	(0.26)	15.87	4.65	[2,5]	0.43	[6]	0.24		1.65		1,110	13	[8]
12-31-2004[10]	14.18	0.27		1.23	1.50	(0.26)	—	—	(0.26)	15.42	10.70	[2]	0.22		0.22		1.85		842	14
1. Unaudited. 2. Assumes dividend reinvestment. 3. Not annualized. 4. Based on the average of the shares outstanding. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Does not take into consideration expense reductions during the periods shown. 7. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8. Excludes merger activity. 9. Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index Trust B. 10. Audited by previous Independent Registered Public Accounting Firm.

28

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations			Less distributions									Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)		Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Strategy Trust
SERIES I
06-30-2009[1,2]	9.67	0.02	[3,4]	0.40	0.42	— [5]	(0.06)	—	(0.06)	10.03		4.35	[6,7,8]	0.14	[9,10,11]	0.07	[10,11]	0.42	[4,10]	—	[12]	24
12-31-2008[13]	13.09	0.14	[3,4]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67		(24.84)[6,7,8]		0.15	[9,10,14]	0.07	[10,11,14]	1.79	[4,10]	81		5
SERIES II
06-30-2009[1,2]	9.70	0.01	[3,4]	0.41	0.42	— [5]	(0.06)	—	(0.06)	10.06		4.31	[6,7,8]	0.34	[9,10,11]	0.27	[10,11]	0.13	[4,10]	469		24
12-31-2008	13.39	0.15	[3,4]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70		(26.47)[6,7]		0.35	[9,14]	0.27	[11,14]	1.31	[4]	354		5
12-31-2007	13.37	0.45	[3,4]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39		6.55	[6,7]	0.33	[9,14]	0.27	[14]	3.23	[4]	337		2
12-31-2006[15]	12.50	0.28	[3,4]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37		9.50	[6,7,8]	0.39	[9,10,14]	0.27	[10,14]	2.41	[4,10]	109		3
SERIES NAV
06-30-2009[1,2]	9.67	0.02	[3,4]	0.41	0.43	— [5]	(0.06)	—	(0.06)	10.04		4.46	[6,7,8]	0.09	[9,10,11]	0.02	[10,11]	0.41	[4,10]	1		24
12-31-2008[13]	13.09	0.27	[3,4]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67		(24.82)[6,7,8]		0.10	[9,10,14]	0.02	[10,11,14]	3.85	[4,10]	—	[12]	5
1. Prior to 5/1/09, the Portfolio was named Index Allocation Trust. 2. Unaudited. 3. Based on the average of the shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Less than $0.01 per share. 6. Assumes dividend reinvestment. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Not annualized. 9. Does not take into consideration expense reductions during the periods shown. 10. Annualized. 11. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended																				Core Strategy Trust
6/30/2009																				0.49% – 0.52
12/31/2008																				0.49% – 0.55
12/31/2007																				0.49% – 0.55

12. Less than $500,000. 13. Series I and Series NAV shares began operations on 4-28-08. 14. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 15. Series II shares began operations on 2-10-06.

International Equity Index Trust A
SERIES I
06-30-2009	11.94	0.21	[1]	1.17	1.38	(0.01)	—	—	(0.01)	13.31		11.54	[2,3,8]	0.64	[9]	0.63	[9]	3.62	[9]	180		159
12-31-2008	22.38	0.53	[1]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[2,3]		0.62	[4]	0.62		2.93		159		9
12-31-2007	21.18	0.51	[1]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[5]	15.37	[2,3,5]	0.61	[4]	0.60		2.23		300		14
12-31-2006	17.09	0.42	[1]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[2,3]	0.60	[4]	0.60		2.24		239		9
12-31-2005[6,7]	14.42	0.19	[1]	2.48	2.67	—	—	—	—	17.09		18.52	[3,8]	0.79	[4,9]	0.64	[9]	1.78	[9]	121		7	[8]
4-29-2005[7,13]	16.33	0.14	[1]	(0.46)	(0.32)	(0.15)	(1.44)	—	(1.59)	14.42		(1.97)[8]		0.64	[9]	0.64	[9]	2.71	[9]	90		9	[8]
12-31-2004[10,11]	13.89	0.13		2.41	2.54	(0.10)	—	—	(0.10)	16.33		18.45	[2,8]	0.72	[9]	0.72	[9]	1.40	[9]	77		20	[8,12]
SERIES II
06-30-2009	11.95	0.19	[1]	1.17	1.36	—	—	—	—	13.31		11.41	[2,3,8]	0.85	[9]	0.83	[9]	3.39	[9]	16		159
12-31-2008	22.36	0.50	[1]	(10.41)	(9.91)	(0.35)	(0.15)	—	(0.50)	11.95		(44.62)[2,3]		0.82	[4]	0.82		2.74		15		9
12-31-2007	21.14	0.46	[1]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[5]	15.11	[2,3,5]	0.81	[4]	0.80		2.04		35		14
12-31-2006	17.06	0.40	[1]	3.95	4.35	(0.12)	(0.15)	—	(0.27)	21.14		25.70	[2,3]	0.80	[4]	0.80		2.11		44		9
12-31-2005[6,7]	14.41	0.17	[1]	2.48	2.65	—	—	—	—	17.06		18.39	[3,8]	0.98	[4,9]	0.84	[9]	1.59	[9]	34		7	[8]
4-29-2005[7,13]	16.31	0.13	[1]	(0.46)	(0.33)	(0.13)	(1.44)	—	(1.57)	14.41		(2.03)[8]		0.84	[9]	0.84	[9]	2.46	[9]	27		9	[8]
12-31-2004[10,11]	13.89	0.12		2.40	2.52	(0.10)	—	—	(0.10)	16.31		18.29	[2,8]	0.91	[9]	0.91	[9]	1.04	[9]	26		20	[8,12]
SERIES NAV
06-30-2009	11.92	0.30	[1]	1.08	1.38	(0.01)	—	—	(0.01)	13.29		11.57	[2,8]	0.56	[9]	0.56	[9]	5.19	[9]	413		159
12-31-2008	22.35	0.50	[1]	(10.37)	(9.87)	(0.41)	(0.15)	—	(0.56)	11.92		(44.48)[2,3]		0.57	[4]	0.57		2.89		51		9
12-31-2007	21.16	0.51	[1]	2.66	3.17	(0.91)	(1.07)	—	(1.98)	22.35	[5]	15.43	[2,3,5]	0.56	[4]	0.55		2.24		51		14
12-31-2006[11]	17.95	0.32	[1]	3.20	3.52	(0.16)	(0.15)	—	(0.31)	21.16		19.83	[2,3,8]	0.55	[4,9]	0.55	[9]	1.84	[9]	16		9	[8]
1. Based on the average of the shares outstanding. 2. Assumes dividend reinvestment. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Does not take into consideration expense reductions during the periods shown. 5. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and by $0.01 per share for Series NAV and the total return by less than 0.01% for Series I and Series II and by 0.05% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38, $22.36 and $22.34 and 15.37%, 15.11% and 15.38% for Series I, Series II and Series NAV, respectively. 6. Period from 4-30-05 to 12-31-05. 7. Period from 1-1-05 to 4-29-05. 8. Not annualized. 9. Annualized. 10. Audited by previous Independent Registered Public Accounting Firm. 11. Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-10-06, respectively. 12. Excludes merger activity. 13. Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series Trust, reorganized into a separate portfolio of John Hancock Trust: International Equity Index A.

29

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations			Less distributions									Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)		Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Equity Index Trust B
SERIES NAV
06-30-2009[1]	11.16	0.22	[2]	1.11	1.33	(0.04)	(0.23)	—	(0.27)	12.22		12.21	[5,6,7]	0.60	[9]	0.34	[9]	4.18	[9]	292	40
12-31-2008	21.05	0.54	[2]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16		(44.36)[5,6]		0.58	[8]	0.34		3.18		304	12
12-31-2007	21.28	0.54	[2]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05		15.76	[5,6]	0.57	[8]	0.34		2.51		550	9
12-31-2006	16.99	0.47	[2]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28		27.41	[5,6,10]	0.57	[8]	0.34		2.48		425	20
12-31-2005[3]	16.25	0.33	[2]	2.05	2.38	(0.20)	(1.44)	—	(1.64)	16.99		16.56	[5,6]	0.61	[8]	0.34		2.56		418	9
12-31-2004[4]	13.82	0.31		2.44	2.75	(0.32)	—	—	(0.32)	16.25		20.24	[5,6]	0.38	[8]	0.30		2.13		200	20
1. Unaudited. 2. Based on the average of the shares outstanding. 3. The financial highlights for the year ended 12-31-2005 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05. 4. Audited by previous Independent Registered Public Accounting Firm. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Not annualized. 8. Does not take into consideration expense reductions during the periods shown. 9. Annualized. 10. John Hancock Life Insurance Company made a voluntary payment to the portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%.

International Index Trust
SERIES NAV
06-30-2009[1,2]	12.50	0.05	[3]	1.31	1.36	—	—	—	—	13.86		10.88	[4]	0.50	[5]	0.50	[5]	2.30	[5]	1,209	4
1. Unaudited. 2. Series NAV shares began operations on 5-1-09. 3. Based on the average of the shares outstanding. 4. Not annualized. 5. Annualized.
Mid Cap Index Trust
SERIES I
06-30-2009[1]	10.67	0.08	[2]	0.79	0.87	(0.03)	(0.18)	—	(0.21)	11.33		8.19	[3,5]	0.56	[6]	0.56	[6]	1.51	[6]	261	12
12-31-2008	17.42	0.16	[2]	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67		(36.45)[3,4]		0.55	[7]	0.55		1.10		240	41
12-31-2007	18.84	0.20	[2,8]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[9]	7.57	[3,4,9]	0.55	[7]	0.54		0.99	[8]	397	29
12-31-2006	18.05	0.20	[2]	1.53	1.73	(0.12)	(0.82)	—	(0.94)	18.84		9.72	[3,4]	0.57	[7]	0.57		1.09		377	15	[10]
12-31-2005	16.78	0.16	[2]	1.77	1.93	(0.09)	(0.57)	—	(0.66)	18.05		12.02	[3]	0.57		0.57		0.95		220	19
12-31-2004	14.56	0.09	[2]	2.21	2.30	(0.06)	(0.02)	—	(0.08)	16.78		15.83	[3]	0.57		0.57		0.63		187	16
SERIES II
06-30-2009[1]	10.65	0.07	[2]	0.78	0.85	(0.02)	(0.18)	—	(0.20)	11.30		8.08	[3,5]	0.76	[6]	0.76	[6]	1.31	[6]	69	12
12-31-2008	17.36	0.14	[2]	(6.34)	(6.20)	(0.11)	(0.40)	—	(0.51)	10.65		(36.56)[3,4]		0.75	[7]	0.75		0.91		68	41
12-31-2007	18.75	0.15	[2,8]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[9]	7.39	[3,4,9]	0.75	[7]	0.74		0.73	[8]	103	29
12-31-2006	17.98	0.16	[2]	1.51	1.67	(0.08)	(0.82)	—	(0.90)	18.75		9.44	[3,4]	0.77	[7]	0.77		0.86		81	15	[10]
12-31-2005	16.72	0.13	[2]	1.76	1.89	(0.06)	(0.57)	—	(0.63)	17.98		11.79	[3]	0.77		0.77		0.74		63	19
12-31-2004	14.52	0.06	[2]	2.21	2.27	(0.05)	(0.02)	—	(0.07)	16.72		15.65	[3]	0.77		0.77		0.43		59	16
SERIES NAV
06-30-2009[1]	10.67	0.08	[2]	0.79	0.87	(0.03)	(0.18)	—	(0.21)	11.33		8.20	[3,5]	0.51	[6]	0.51	[6]	1.57	[6]	517	12
12-31-2008	17.42	0.18	[2]	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67		(36.39)[3,4]		0.50	[7]	0.50		1.23		389	41
12-31-2007	18.85	0.22	[2,8]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[9]	7.61	[3,4,9]	0.50	[7]	0.49		1.08	[8]	430	29
12-31-2006	18.06	0.22	[2]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[3,4]	0.52	[7]	0.52		1.21		603	15	[10]
12-31-2005[11]	15.40	0.12	[2]	2.54	2.66	—	—	—	—	18.06		17.27	[5]	0.54	[6]	0.54	[6]	1.01	[6]	74	19
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Does not take into consideration expense reductions during the periods shown. 8. Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio which amounted to the following amounts:

Portfolio	Series	Per share	Percentage of average net assets
Mid Cap Index	I	$0.04	0.21%
	II	$0.04	0.16%
	NAV	$0.05	0.25%

9. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively.
10. Excludes merger activity. 11. Series NAV shares began operations on 4-29-05.

30

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations			Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)		Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Small Cap Index Trust
SERIES I
06-30-2009[1]	9.16	0.06	[2]	0.16	0.22	(0.01)	(0.29)	—	(0.30)	9.08	2.56	[3,4]	0.57	[5]	0.57	[5]	1.37	[5]	140	21
12-31-2008	14.19	0.16	[2]	(4.90)	(4.74)	(0.17)	(0.12)	—	(0.29)	9.16		(33.71)[3,6]	0.58	[7]	0.58		1.33		135	41
12-31-2007	16.97	0.18	[2]	(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19		(2.16)[3,6]	0.56	[7]	0.56		1.07		209	15
12-31-2006	14.89	0.16	[2]	2.43	2.59	(0.08)	(0.43)	—	(0.51)	16.97	17.61	[3,6,8]	0.57	[7]	0.57		1.00		239	27
12-31-2005	14.97	0.11	[2]	0.41	0.52	(0.08)	(0.52)	—	(0.60)	14.89	3.89	[3]	0.57		0.57		0.76		189	29
12-31-2004	12.80	0.09	[2]	2.12	2.21	(0.04)	—	—	(0.04)	14.97	17.33	[3]	0.57		0.57		0.69		179	26
SERIES II
06-30-2009[1]	9.14	0.05	[2]	0.16	0.21	(0.01)	(0.29)	—	(0.30)	9.05	2.42	[3,4]	0.77	[5]	0.77	[5]	1.17	[5]	57	21
12-31-2008	14.14	0.13	[2]	(4.87)	(4.74)	(0.14)	(0.12)	—	(0.26)	9.14		(33.83)[3,6]	0.78	[7]	0.78		1.11		59	41
12-31-2007	16.89	0.15	[2]	(0.49)	(0.34)	(0.22)	(2.19)	—	(2.41)	14.14		(2.35)[3,6]	0.76	[7]	0.76		0.95		108	15
12-31-2006	14.83	0.12	[2]	2.42	2.54	(0.05)	(0.43)	—	(0.48)	16.89	17.35	[3,6,8]	0.77	[7]	0.77		0.78		51	27
12-31-2005	14.91	0.08	[2]	0.41	0.49	(0.05)	(0.52)	—	(0.57)	14.83	3.70	[3]	0.77		0.77		0.55		52	29
12-31-2004	12.76	0.07	[2]	2.11	2.18	(0.03)	—	—	(0.03)	14.91	17.13	[3]	0.77		0.77		0.49		54	26
SERIES NAV
06-30-2009[1]	9.16	0.06	[2]	0.17	0.23	(0.01)	(0.29)	—	(0.30)	9.09	2.68	[3,4]	0.52	[5]	0.52	[5]	1.44	[5]	381	21
12-31-2008	14.20	0.17	[2]	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16		(33.70)[3,6]	0.53	[7]	0.53		1.44		93	41
12-31-2007	16.98	0.17	[2]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20		(2.07)[3,6]	0.51	[7]	0.51		1.03		84	15
12-31-2006	14.90	0.17	[2]	2.43	2.60	(0.09)	(0.43)	—	(0.52)	16.98	17.64	[3,6,8]	0.52	[7]	0.52		1.07		179	27
12-31-2005[9]	12.77	0.09	[2]	2.04	2.13	—	—	—	—	14.90	16.68	[4]	0.53	[5]	0.53	[5]	0.92	[5]	93	29

1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown.
7. Does not take into consideration expense reductions during the periods shown. 8. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 9. Series NAV shares began operations on 4-29-05.

Total Bond Market Trust A
SERIES I
06-30-2009[1]	13.36	0.24	[2]	(0.12)	0.12	—[3]	(0.14)	—	(0.14)	13.34	0.89	[4,5]	0.55	[6]	0.55	[6]	3.67	[6]	48	13	[12]
12-31-2008	12.85	0.57	[2]	0.18	0.75	(0.21)	(0.03)	—	(0.24)	13.36	5.82	[4,7]	0.57	[8]	0.57		4.37		37	139
12-31-2007[9]	12.55	0.61	[2]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[4,7]	0.57	[8]	0.56		4.72		64	91
12-31-2006[10]	12.50	0.48	[2]	(0.02)[11]	0.46	(0.41)	—	—	(0.41)	12.55	3.65	[4,5,7]	0.60	[6,8]	0.59	[6]	4.28	[6]	53	66	[5]
SERIES II
06-30-2009[1]	13.39	0.23	[2]	(0.12)	0.11	—[3]	(0.14)	—	(0.14)	13.36	0.81	[4,5]	0.75	[6]	0.75	[6]	3.47	[6]	1	13	[12]
12-31-2008	12.89	0.53	[2]	0.18	0.71	(0.18)	(0.03)	—	(0.21)	13.39	5.52	[4,7]	0.77	[8]	0.77		4.04		1	139
12-31-2007[9]	12.79	0.37	[2]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[4,7]	0.76	[6,8]	0.76	[6]	4.34	[6]	1	91	[5]
SERIES NAV
06-30-2009[1]	13.38	0.24	[2]	(0.11)	0.13	—[3]	(0.14)	—	(0.14)	13.37	0.96	[4,5]	0.50	[6]	0.50	[6]	3.71	[6]	896	13	[12]
12-31-2008	12.87	0.53	[2]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[4,7]	0.52	[8]	0.52		4.04		651	139
12-31-2007[9]	12.57	0.61	[2]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[4,7]	0.52	[8]	0.51		4.76		102	91
12-31-2006[10]	12.50	0.52	[2]	(0.04)[11]	0.48	(0.41)	—	—	(0.41)	12.57	3.85	[4,5,7]	0.55	[6,8]	0.54	[6]	4.56	[6]	33	66	[5]

1. Unaudited. 2. Based on the average of the shares outstanding. 3. Less than $0.01 per share. 4. Assumes dividend reinvestment. 5. Not annualized. 6. Annualized. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Prior to 11-9-07, the Portfolio was named Bond Index Trust A. 10. Series I, Series II and Series NAV shares began operations on 2-10-06, 5-3-07 and 2-10-06, respectively. 11. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 12. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the period ended, were as follows: 22% for 6-30-09. Prior years exclude the effect of TBA transactions.

31

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations			Less distributions									Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)		Total distri- butions ($)	Net asset value, end of period ($)		Total return (%)	Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Total Bond Market Trust B
SERIES NAV
06-30-2009[1]	9.87	0.25	[4]	(0.05)	0.20	(0.08)	—	—		(0.08)	9.99	2.07	[5,6,8]	0.54	[7]	0.25	[7]	5.06	[7]	157	19
12-31-2008	9.83	0.50	[4]	0.07	0.57	(0.53)	—	—		(0.53)	9.87	5.79	[5,8]	0.54	[9]	0.26		5.07		162	68
12-31-2007	10.17	0.51	[4]	0.18	0.69	(1.03)	—	—		(1.03)	9.83	7.13	[5,8]	0.53	[9]	0.25		5.13		169	38
12-31-2006	10.13	0.50	[4]	(0.11)	0.39	(0.35)	—	—		(0.35)	10.17	4.07	[5,8]	0.53	[9]	0.25		5.01		162	53
12-31-2005[2]	10.05	0.46	[4]	(0.22)	0.24	(0.16)	—	—		(0.16)	10.13	2.39	[5,8]	0.42	[9]	0.25		4.55		182	18
12-31-2004[3]	10.13	0.46		(0.06)	0.40	(0.46)	(0.02)	—	[10]	(0.48)	10.05	4.05	[5,8]	0.27	[9]	0.25		4.56		202	18

1. Unaudited. 2. Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B. 3. Audited by previous Independent Registered Public Accounting Firm. 4. Based on the average of the shares outstanding. 5. Assumes dividend reinvestment. 6. Not annualized. 7. Annualized. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown. 9. Does not take into consideration expense reductions during the periods shown. 10. Less than $0.01 per share.

Total Stock Market Index Trust
SERIES I
06-30-2009[1]	7.97	0.08	[2]	0.30	0.38	(0.03)	—	—		(0.03)	8.32	4.78	[3,4]	0.59	[5]	0.59	[5]	2.09	[5]	193	4
12-31-2008	12.98	0.17	[2]	(4.99)	(4.82)	(0.17)	(0.02)	—		(0.19)	7.97		(37.20)[3,6]	0.58	[7]	0.58		1.59		182	5
12-31-2007	13.13	0.18	[2]	0.49	0.67	(0.30)	(0.52)	—		(0.82)	12.98	5.18	[3,6]	0.57	[7]	0.56		1.33		263	11
12-31-2006	11.56	0.16	[2]	1.59	1.75	(0.12)	(0.06)	—		(0.18)	13.13	15.29	[3,6,8]	0.57	[7]	0.57		1.30		238	2
12-31-2005	11.06	0.13	[2]	0.49	0.62	(0.12)	—	—		(0.12)	11.56	5.69	[3]	0.57		0.57		1.20		200	21
12-31-2004	9.96	0.13	[2]	1.03	1.16	(0.06)	—	—		(0.06)	11.06	11.74	[3]	0.57		0.57		1.30		175	5
SERIES II
06-30-2009[1]	7.96	0.07	[2]	0.29	0.36	(0.03)	—	—		(0.03)	8.29	4.50	[3,4]	0.79	[5]	0.79	[5]	1.90	[5]	42	4
12-31-2008	12.94	0.14	[2]	(4.95)	(4.81)	(0.15)	(0.02)	—		(0.17)	7.96		(37.29)[3,6]	0.78	[7]	0.78		1.36		44	5
12-31-2007	13.07	0.16	[2]	0.48	0.64	(0.25)	(0.52)	—		(0.77)	12.94	4.99	[3,6]	0.77	[7]	0.76		1.15		86	11
12-31-2006	11.51	0.13	[2]	1.59	1.72	(0.10)	(0.06)	—		(0.16)	13.07	15.09	[3,6,8]	0.77	[7]	0.77		1.09		37	2
12-31-2005	11.02	0.11	[2]	0.48	0.59	(0.10)	—	—		(0.10)	11.51	5.41	[3]	0.77		0.77		0.99		38	21
12-31-2004	9.93	0.11	[2]	1.04	1.15	(0.06)	—	—		(0.06)	11.02	11.60	[3]	0.77		0.77		1.08		37	5
SERIES NAV
06-30-2009[1]	7.97	0.08	[2]	0.29	0.37	(0.03)	—	—		(0.03)	8.31	4.67	[3,4]	0.54	[5]	0.54	[5]	2.15	[5]	65	4
12-31-2008	12.98	0.17	[2]	(4.98)	(4.81)	(0.18)	(0.02)	—		(0.20)	7.97		(37.15)[3,6]	0.53	[7]	0.53		1.61		68	5
12-31-2007	13.14	0.19	[2]	0.48	0.67	(0.31)	(0.52)	—		(0.83)	12.98	5.19	[3,6]	0.52	[7]	0.51		1.37		137	11
12-31-2006	11.57	0.16	[2]	1.59	1.75	(0.12)	(0.06)	—		(0.18)	13.14	15.33	[3,6,8]	0.52	[7]	0.52		1.34		160	2
12-31-2005[9]	10.41	0.10	[2]	1.06	1.16	—	—	—		—	11.57	11.14	[4]	0.52	[5]	0.52	[5]	1.30	[5]	170	21
1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown.
7. Does not take into consideration expense reductions during the periods shown. 8. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 9. Series NAV shares began on 4-29-05.

32

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust” or “JHT”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company which means it has multiple Portfolios (the Portfolios) each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and four separate investment Portfolios, eleven of which are covered by this report. Each of the Portfolios, with the exception of Core Strategy, International Equity Index Trust A and International Equity Index Trust B are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Core Strategy Portfolio operates as a “fund of funds,” investing in Series NAV shares of underlying funds of the Trust and in other permitted investments.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and to Separate Accounts A and B, and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (“JHLICO”). Series NAV shares are also offered to the Lifestyle Trust and Core Strategy Trust. The Lifestyle Portfolios are offered by the John Hancock Trust and operate as a “fund of funds,” investing in Series NAV shares of the underlying funds of the Trust and in other permitted investments. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD” or the “Distributor”), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Trust offers three classes of shares. Series I shares and Series II shares are offered for all Portfolios with the exception of 500 Index B, International Equity Index B, International Index Trust and Total Bond Market B. Series NAV shares are offered for all Portfolios. Series I, Series II and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Effective May 1, 2009, Index Allocation Trust changed its name to Core Strategy Trust.

At June 30, 2009, John Hancock USA owned shares of beneficial interest for the following Portfolio:

Portfolio	Shares as of 6/30/09	% By Series	% By Fund
Core Strategy Trust Series I	7,820	38%	0	%*
Core Strategy Trust Series NAV	7,823	5%	0	%*

* Less than 1%

2.  SIGNIFICANT ACCOUNTING POLICIES The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by the Adviser is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

•	Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

33

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

•	Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

•	Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June, 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Totals
500 Index Trust
Basic Materials	$157,667,721	—	—	$157,667,721
Communications	475,917,207	—	—	475,917,207
Consumer, Cyclical	385,970,737	—	—	385,970,737
Consumer, Non Cyclical	993,364,927	—	—	993,364,927
Diversified	2,041,259	—	—	2,041,259
Energy	556,348,395	—	—	556,348,395
Financial	597,546,156	—	—	597,546,156
Industrial	426,516,901	—	—	426,516,901
Short-term Securities	83,038,645	$47,838,000	—	130,876,645
Technology	550,860,378	—	—	550,860,378
Utilities	150,900,136	—	—	150,900,136
Total Investments in Securities	$4,380,172,462	$47,838,000	—	$4,428,010,462

Other Financial Instruments	($1,054,172)	—	—	($1,054,172)
Totals	$4,379,118,290	$47,838,000	—	$4,426,956,290

500 Index B Trust
Basic Materials	$24,102,975	—	—	$24,102,975
Communications	72,745,227	—	—	72,745,227
Consumer, Cyclical	58,998,913	—	—	58,998,913
Consumer, Non Cyclical	151,844,927	—	—	151,844,927
Diversified	312,048	—	—	312,048
Energy	85,047,789	—	—	85,047,789
Financial	91,346,982	—	—	91,346,982
Industrial	65,192,279	—	—	65,192,279
Short-term Securities	10,008,386	18,901,000	—	28,909,386
Technology	84,206,145	—	—	84,206,145
Utilities	23,066,416	—	—	23,066,416
Total Investments in Securities	$666,872,087	$18,901,000	—	$685,773,087

Other Financial Instruments	($453,749)	—	—	($453,749)
Totals	$666,418,338	$18,901,000	—	$685,319,338

Core Strategy Trust
Investment Companies	$470,399,437	—	—	$470,399,437

International Equity Index Trust A
Japan	$476,481	$89,346,393	—	$89,822,874
United Kingdom	1,148,128	81,443,740	—	82,591,868
France	64,455	37,830,390	—	37,894,845
Switzerland	—	32,476,367	—	32,476,367
Canada	29,052,658	—	—	29,052,658
Germany	—	28,607,473	—	28,607,473
Australia	1,165,182	26,389,126	—	27,554,308
Spain	—	17,285,586	—	17,285,586
Italy	8,504	13,524,183	—	13,532,687
Hong Kong	73,013	13,180,871		13,253,884
Other Countries	29,347,430	92,811,769	—	122,159,199
Short-term Securities	13,335,178	18,241,868	—	31,577,046
Total Investments in Securities	$74,671,029	$451,137,766	—	$525,808,795

Other Financial Instruments	($143,095)	$150,124	—	$7,029
Totals	$74,527,934	$451,287,890	—	$525,815,824

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
International Equity Index B Trust
Japan	$270,253	$45,401,589	—	$45,671,842
United Kingdom	451,011	40,337,752	—	40,788,763
Canada	19,604,189		—	19,604,189
France	31,051	18,761,749	—	18,792,800
Germany	—	15,880,247	—	15,880,247
Switzerland	—	15,662,843	—	15,662,843
Australia	591,603	12,956,064	—	13,547,667
Brazil	8,837,423	106,245	—	8,943,668
Hong Kong	84,600	8,746,063	—	8,830,663
Spain	—	8,811,406	—	8,811,406
Short term securities	7,806,411	6,498,804	—	14,305,215
Other securities	12,401,646	66,332,264	—	78,733,910
Total Investments in Securities	$50,078,187	$239,495,026	—	$289,573,213

Other Financial Instruments	($182,083)	$79,135	—	($102,948)
Totals	$49,896,104	$239,574,161	—	$289,470,265

International Index Trust
Japan	$1,839,606	$285,690,699	—	$287,530,305
United Kingdom	2,912,586	249,368,617	—	252,281,203
France	269,852	119,110,354	—	119,380,206
Germany	—	93,751,258	—	93,751,258
Switzerland	—	89,619,392	—	89,619,392
Australia	3,854,648	83,951,103	—	87,805,751
Spain	—	54,062,521	—	54,062,521
Italy	5,667	42,649,812	—	42,655,479
Hong Kong	671,568	28,258,227	—	28,929,795
Netherlands	—	28,562,830	—	28,562,830
Short term securities	12,666,519	4,988,000	—	17,654,519
Other Securities	3,029,895	116,065,049	—	119,094,944
Total Investments in Securities	$25,250,341	$1,196,077,862	—	$1,221,328,203

Other Financial Instruments	($36,597)	—	—	($36,597)
Totals	$25,213,744	$1,196,077,862	—	$1,221,291,606

Mid Cap Index Trust
Basic Materials	$45,934,685	—	—	$45,934,685
Communications	36,230,676	—	—	36,230,676
Consumer, Cyclical	111,441,301	—	—	111,441,301
Consumer, Non Cyclical	174,880,438	—	—	174,880,438
Energy	53,326,131	—	—	53,326,131
Financial	143,648,117	—	—	143,648,117
Industrial	139,875,711	—	—	139,875,711
Short-term Securities	94,356,683	$13,768,000	—	108,124,683
Technology	63,305,885	—	—	63,305,885
Utilities	51,977,839	—	—	51,977,839
Total Investments in Securities	$914,977,466	$13,768,000	—	$928,745,466

Other Financial Instruments	($412,085)	—	—	($412,085)
Totals	$914,565,381	$13,768,000	—	$928,333,381

Small Cap Index Trust
Basic Materials	$19,245,716	—	—	$19,245,716
Communications	43,746,013	—	—	43,746,013
Consumer, Cyclical	73,251,395	—	—	73,251,395
Consumer, Non Cyclical	139,354,903	—	$42,182	139,397,085
Energy	22,440,193	—	—	22,440,193
Financial	106,683,263	—	—	106,683,263
Industrial	75,565,781	—	—	75,565,781
Investment Companies	86,671	—	—	86,671
Short-term Securities	80,247,598	$18,533,000	—	98,780,598
Technology	57,782,110	191,365	—	57,973,475
Utilities	22,371,110	—	—	22,371,110
Total Investments in Securities	$640,774,753	$18,724,365	$42,182	$659,541,300

Other Financial Instruments	($637,906)	—	—	($637,906)
Totals	$640,136,847	$18,724,365	$42,182	$658,903,394

35

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Investments in Securities	Level 1	Level 2	Level 3	Totals
Total Bond Market A Index Trust
Asset Backed Securities	—	$1,847,780	—	$1,847,780
Collateralized Mortgage Obligation	—	31,130,142	—	31,130,142
Corporate Bond	—	203,178,085	—	203,178,085
Foreign Government Obligation	—	13,444,791	—	13,444,791
Municipal Bond	—	1,770,570	—	1,770,570
Repurchase Agreement	—	7,911,000	—	7,911,000
Supranational Obligation	—	7,811,318	—	7,811,318
U.S. Government Agency	—	418,393,843	—	418,393,843
U.S. Treasury Obligation	—	259,342,733	—	259,342,733
Total Investments in Securities	—	$944,830,262	—	$944,830,262

Total Bond Market B Index Trust
Asset Backed Securities	—	$1,021,109	—	$1,021,109
Collateralized Mortgage Obligation	—	6,650,243	—	6,650,243
Corporate Bond	—	36,795,614	—	36,795,614
Foreign Government Obligation	—	3,092,868	—	3,092,868
Municipal Bond	—	175,949	—	175,949
Repurchase Agreement	—	1,092,000	—	1,092,000
Supranational Obligation	—	1,835,921	—	1,835,921
U.S. Government Agency	—	75,481,597	—	75,481,597
U.S. Treasury Obligation	—	30,466,801	—	30,466,801
Total Investments in Securities	—	$156,612,102	—	$156,612,102

Total Stock Market Index Trust
Basic Materials	$11,518,051	—	—	$11,518,051
Communications	31,397,062	—	—	31,397,062
Consumer, Cyclical	30,111,177	—	—	30,111,177
Consumer, Non Cyclical	67,390,374	—	$2,798	67,393,172
Diversified	221,841	—	—	221,841
Energy	35,753,671	$792	—	35,754,463
Financial	44,449,476	3,563	—	44,453,039
Industrial	30,901,237	—	—	30,901,237
Short-term Securities	11,609,451	5,401,000	—	17,010,451
Technology	36,197,866	8,267	—	36,206,133
Utilities	10,243,267	—	—	10,243,267
Total Investments in Securities	$309,793,473	$5,413,622	$2,798	$315,209,893

Other Financial Instruments	($146,972)	—	—	($146,972)
Totals	$309,646,501	$5,413,622	$2,798	$315,062,921

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Small Cap Index Trust		Total Stock Index Trust
Consumer, Non-cyclical Securities		Consumer, Non-cyclical Securities
Balance as of 12/31/08	—	Balance as of 12/31/08	—
Accrued discounts/premiums	—	Accrued discounts/premiums	—
Realized gain (loss)	—	Realized gain (loss)	—
Change in Unrealized appreciation (depreciation)	—	Change in Unrealized appreciation (depreciation)	—
Net purchases (sales)	$42,182	Net purchases (sales)	$2,798
Transfers in and/or out of Level 3	—	Transfers in and/or out of Level 3	—
Balance as of 6/30/09	$42,182	Balance as of 6/30/09	$2,798

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of the discount or premium related to the principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities Lending  The Portfolios may lend portfolio securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities it has loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan.

The market value of the loaned securities is determined at the close of business of the Portfolios. Any additional required cash collateral is delivered to the Portfolios or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Portfolios receive the benefit of any gains and bear any losses generated by JHCIT.

The Portfolios may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of Credit  All Portfolios described in this report have entered into an agreement which enables them to participate in a $300 million unsecured committed line of credit with State Street Corporation (the Custodian). The Portfolios are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets.

Pursuant to the custodian agreements, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each series of shares based on the appropriate net asset value of the respective series. Distribution and service fees for all classes are calculated daily at the series level based on the appropriate net asset value of each series and the specific expense rate(s) applicable to each class.

Broker commission rebates  The Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios. Commission rebates are reflected as a realized gain on securities in the Statement of Operations. For the period ended June 30, 2009, International Equity Index A and International Equity Index B received rebates which amounted to $1,781 and $636, respectively.

Federal income taxes  Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios have a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Portfolio, it will reduce the amount of capital distribution to be paid.

At December 31, 2008, capital loss carryforwards available to offset future realized gains were as follows:

	CAPITAL LOSS CARRYFORWARDS EXPIRING AT DECEMBER 31
PORTFOLIO	2010	2011	2012	2013	2014	2015	2016
500 Index Trust	$13,767,724	$1,600	—	$2,754,508	—	—	$29,490,721
500 Index Trust B	—	—	—	—	—	—	15,438,652
International Equity Index Trust A	—	—	—	—	—	—	1,246,857
Total Bond Market Index Trust B	—	—	—	480,078	$1,497,016	$257,971	612,440
Total Stock Market Index Trust	—	—	—	—	—	—	2,498,453

As of June 30, 2009, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The cost and unrealized appreciation/depreciation of investments owned on June 30, 2009, including short-term investments, for federal income tax purposes, was as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
500 Index Trust	$4,785,353,005	$220,568,430	($577,910,973)	($357,342,543)
500 Index Trust B	899,132,533	60,750,366	(274,109,812)	(213,359,446)
Core Strategy Trust	520,128,878	11,523,759	(61,253,200)	(49,729,441)
International Equity Index Trust A	452,698,682	78,328,304	(5,218,191)	73,110,113
International Equity Index Trust B	326,242,026	17,884,664	(54,553,477)	(36,668,813)
International Index Trust	1,211,781,480	27,882,145	(18,335,422)	9,546,723
Mid Cap Index Trust	1,142,026,710	32,000,687	(245,281,931)	(213,281,244)
Small Cap Index Trust	647,065,515	65,338,888	(52,863,103)	12,475,785
Total Bond Market Index Trust A	932,449,954	22,564,687	(10,184,379)	12,380,308
Total Bond Market Index Trust B	153,129,886	5,833,842	(2,351,626)	3,482,216
Total Stock Market Index Trust	382,835,428	33,291,408	(100,916,943)	(67,625,535)

Distribution of income and gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The portfolios generally declare and pay dividends and capital gains distributions at least annually. Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

During the year ended December 31, 2008, tax character of distributions paid was as follows:

		2008 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
500 Index Trust	$30,534,216	—	—	$30,534,216
500 Index Trust B	20,630,963	$6,271,606	—	26,902,569
Core Strategy Trust	4,897,863	137,575	—	5,035,438
International Equity Index Trust A	7,292,353	2,548,415	—	9,840,768
International Equity Index Trust B	12,394,564	4,171,068	—	16,565,632
Mid Cap Index Trust	9,701,327	17,692,910	—	27,394,237
Small Cap Index Trust	4,719,792	3,373,565	—	8,093,357
Total Bond Market Index Trust A	11,528,481	—	—	11,528,481
Total Bond Market Index Trust B	8,410,151	—	—	8,410,151
Total Stock Market Index Trust	6,365,387	715,022	—	7,080,409

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Foreign currency translation  The books and records of the Portfolios are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

3.  FINANCIAL INSTRUMENTS The Portfolios have adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Portfolios to disclose information to assist investors in understanding how the Portfolios use derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. This disclosure for the period ended June 30, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Futures  The Portfolios, with the exception of Core Strategy Trust, may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Portfolio uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Portfolio will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Portfolio may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Portfolio to invest in the underlying securities over time. Investing in index futures also permits the Portfolio to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value “variation margin”) is recorded by the Portfolio. Gains or losses are

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FINANCIAL INSTRUMENTS, CONTINUED

recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

The following summarizes the Trusts’ use of futures contracts and the contracts held as of June 30, 2009:

PORTFOLIO	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
500 Index Trust
The Trust used futures contracts to gain exposure to certain securities markets.

500 Index Trust	S&P 500 Index Futures	244	Long	Sep 2009	$55,845,500	($1,054,172)
						($1,054,172)

500 Index Trust B
The Trust used futures contracts to gain exposure to certain securities markets.

500 Index Trust B	S&P 500 Index Futures	96	Long	Sep 2009	$21,972,000	($453,749)
						($453,749)

International Equity Index Trust A
The Trust used futures contracts to gain exposure to certain securities markets.

International Equity Index Trust A	AEX Index Futures	68	Long	Jul 2009	$4,854,588	$9,632
	ASX SPI 200 Index Futures	93	Long	Sep 2009	7,308,463	27,614
	CAC 40 Index Futures	198	Long	Sep 2009	8,699,573	(116,219)
	DAX Index Futures	48	Long	Sep 2009	8,113,238	(14,240)
	FTSE 100 Index Futures	183	Long	Sep 2009	12,699,197	(200,700)
	FTSE MIB Index Futures	35	Long	Sep 2009	4,686,077	49,125
	Hang Seng Index Futures	66	Long	Jul 2009	7,843,304	41,835
	IBEX 35 Index Futures	37	Long	Jul 2009	5,043,650	66,424
	MSCI Taiwan Index Futures	438	Long	Jul 2009	10,091,520	36,472
	OMX 30 Index Futures	555	Long	Jul 2009	5,719,313	32,411
	S&P TSE 60 Index Futures	162	Long	Sep 2009	17,468,117	(94,923)
	Topix Index Futures	181	Long	Sep 2009	17,370,063	19,474
						($143,095)

International Equity Index Trust B
The Trust used futures contracts to gain exposure to certain securities markets.

International Equity Index Trust B	AEX Index Futures	1	Long	Jul 2009	$71,391	($1,533)
	ASX SPI 200 Index Futures	24	Long	Sep 2009	1,886,055	(26,732)
	CAC 40 Index Futures	46	Long	Sep 2009	2,021,113	(57,518)
	DAX Index Futures	2	Long	Sep 2009	338,052	(10,947)
	FTSE 100 Index Futures	51	Long	Sep 2009	3,539,120	(93,017)
	FTSE MIB Index Futures	2	Long	Sep 2009	267,776	(11,118)
	Hang Seng Stock Index Futures	7	Long	Jul 2009	831,866	12,193
	IBEX 35 Index Futures	4	Long	Jul 2009	545,259	15,053
	MSCI Taiwan Index Futures	48	Long	Jul 2009	1,105,920	(596)
	OMX 30 Stock Index Futures	44	Long	Jul 2009	453,423	7,713
	S&P/TSE 60 Index Futures	12	Long	Sep 2009	1,293,935	(21,685)
	Topix Index Futures	49	Long	Sep 2009	4,702,393	6,104
						($182,083)

International Index Trust
The Trust used futures contracts to gain exposure to certain securities markets.

International Index Trust	Australian Dollar Currency Futures	5	Long	Sep 2009	$401,450	$10,754
	Euro Currency Futures	10	Long	Sep 2009	1,755,000	20,270
	Hang Seng Stock Index Futures	1	Long	Sep 2009	118,264	1,547
	Japanese Yen Currency Futures	9	Long	Sep 2009	1,168,650	23,868
	MSCI Euro Index Futures	159	Long	Sep 2009	3,093,745	(119,780)
	Pound Sterling Currency Futures	9	Long	Sep 2009	926,044	23,587
	SPI 200 Index Futures	5	Long	Sep 2009	392,928	(3,675)
	Swiss Franc Currency Futures	3	Long	Sep 2009	345,750	1,787
	Topix Index Futures	12	Long	Sep 2009	1,151,606	5,045
						($36,597)

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FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Mid Cap Index Trust
The Trust used futures contracts to gain exposure to certain securities markets.

Mid Cap Index Trust	S&P Midcap 400 E-Mini Index Futures	453	Long	Sep 2009	$26,124,510	($412,085)
						($412,085)

Small Cap Index Trust
The Trust used futures contracts to gain exposure to certain securities markets.

Small Cap Index Trust	Russell 2000 Mini Index Futures	417	Long	Sep 2009	$21,150,240	($637,906)
						($637,906)

Total Stock Market Index Trust
The Trust used futures contracts to gain exposure to certain securities markets.

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	14	Long	Sep 2009	$710,080	($23,646)
	S&P 500 Index Futures	23	Long	Sep 2009	$5,264,125	($105,136)
	S&P Midcap 400 E-Mini Index Futures	10	Long	Sep 2009	$576,700	($18,190)
					$6,550,905	($146,972)

Futures contracts notional amounts at June 30, 2009 are representative of the futures activity during the period.

Forward Foreign Currency Contracts  The Portfolios may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Portfolio may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to the Portfolio’s securities denominated or generally quoted in a specific currency. A portfolio utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Portfolio has or expects to have an exposure. A portfolio may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which the Portfolio is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Portfolio’s securities are (or are expected to be) denominated and to buy dollars. The amount of the contract would not exceed the market value of the Portfolio’s portfolio securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price in the future. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. The Portfolio could be exposed to risk if the value of the currency changes relative to the U.S. dollar. A transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations.

Additionally, the Portfolio could be exposed to loss if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the Fund will have contractual remedies. There is no assurance, however, that the counterparty will be able to meet its obligations or that the Portfolio will succeed in pursuing contractual remedies. Thus, the Portfolio assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

The following summarizes the Trusts’ use of forward foreign currency exchange contracts and contracts held as of June 30, 2009:

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Equity Index Trust A
The Trust used forward foreign currency contracts to gain exposure to foreign currency and as a substitute for a securities purchase (or securities to be purchased).

International Equity Index Trust A	BUYS
	Australian Dollar	$2,000,000	$1,567,260	Oct 2009	$33,319
	Canadian Dollar	1,300,000	1,127,278	Oct 2009	(9,018)
	Euro	5,000,000	6,919,750	Oct 2009	92,946
	Hong Kong Dollar	4,000,000	516,550	Oct 2009	(5)
	Japanese Yen	400,000,000	4,172,099	Oct 2009	(15,456)
	Pound Sterling	$2,200,000	$3,594,250	Oct 2009	$24,485
	Swedish Krona	5,000,000	624,181	Oct 2009	23,853
					$150,124

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FINANCIAL INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Equity Index Trust B
The Trust used forward foreign currency contracts to gain exposure to foreign currency and as a substitute for a securities purchase (or securities to be purchased).

International Equity Index Trust B	BUYS
	Australian Dollar	1,000,000	$783,630	Oct-2009	$16,660
	Canadian Dollar	1,200,000	1,040,565	Oct-2009	(8,324)
	Euro	2,300,000	3,183,085	Oct-2009	42,755
	Hong Kong Dollar	3,500,000	451,981	Oct-2009	(4)
	Japanese Yen	200,000,000	2,086,050	Oct-2009	(7,728)
	Pound Sterling	1,500,000	2,450,625	Oct-2009	16,694
	Swedish Krona	4,000,000	499,345	Oct-2009	19,082
					79,135

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at the end of the period ended June 30, 2009 are representative of the foreign forward currency contract activity during this period.

Fair value of derivative instruments by Risk Category

The table below summarizes the fair values of derivatives held by the Portfolios at June 30, 2009 by risk category:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Statement of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
500 Index Trust	Equity contracts	Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($1,054,172)
	Total			—	($1,054,172)

500 Index Trust B	Equity contracts	Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($453,749)
	Total			—	($453,749)

International Equity Index Trust A	Equity contracts	Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($143,095)
	Foreign exchange contracts	Receivable/Payable for forward foreign exchange currency contracts	Foreign forward currency contracts	$174,603	($24,479)
	Total			$174,603	($167,574)

International Equity Index Trust B	Equity contracts	Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($182,083)
	Foreign exchange contracts	Receivable/Payable for forward foreign exchange currency contracts	Foreign forward currency contracts	$95,191	($16,056)
	Total			$95,191	($198,139)

International Index Trust	Interest rate contracts	Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($36,597)
	Total			—	($36,597)

Mid Cap Index Trust	Equity contracts	Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($412,085)
	Total			—	($412,085)

Small Cap Index Trust	Equity contracts	Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($637,906)
	Total			—	($637,906)

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FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Statement of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Total Stock Market Index Trust	Equity contracts	Payable for futures variation margin; Net unrealized appreciation (depreciation) on investments	Futures	—	($146,972)
	Total			—	($146,972)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Futures	Forward Foreign Currency Contracts	Total
	Statement of Operations location — Net realized gain (loss) on		Foreign currency transactions
500 Index Trust	Equity contracts	($6,252,820)	—	($6,252,820)
	Foreign exchange contracts	—	($1,093)	(1,093)
	Total	($6,252,820)	($1,093)	($6,253,913)

500 Index Trust B	Equity contracts	($679,579)	—	($679,579)
	Foreign exchange contracts	—	—	—
	Total	($679,579)	—	($679,579)

International Equity Index Trust A	Equity contracts	$9,443,394	—	$9,443,394
	Foreign exchange contracts	—	$5,113,159	5,113,159
	Total	$9,443,394	$5,113,159	$14,556,553

International Equity Index Trust B	Equity contracts	$4,820,911	—	$4,820,911
	Foreign exchange contracts	—	$1,061,239	1,061,239
	Total	$4,820,911	$1,061,239	$5,882,150

International Index Trust	Interest rate contracts	$425,472	—	$425,472
	Foreign exchange contracts	—	($564,468)	(564,468)
	Total	$425,472	($564,468)	($138,996)

Mid Cap Index Trust	Equity contracts	$2,120,682	—	$2,120,682
	Foreign exchange contracts	—	—	—
	Total	$2,120,682	—	$2,120,682

Small Cap Index Trust	Equity contracts	$1,256,161	—	$1,256,161
	Foreign exchange contracts	—	($426)	(426)
	Total	$1,256,161	($426)	$1,255,735

Total Stock Market Index Trust	Equity contracts	$356,069	—	$356,069
	Foreign exchange contracts	—	$31	31
	Total	$356,069	$31	$356,100

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Futures	Forward Foreign Currency Contracts	Total
	Statement of Operations location — Change in unrealized appreciation (depreciation) on	Futures contracts	Translation of assets and liabilities in foreign currencies
500 Index Trust	Foreign exchange contracts	—	—	—
	Equity Contracts	($2,483,518)	—	($2,483,518)
	Total	($2,483,518)	—	($2,483,518)

500 Index Trust B	Interest rate contracts	—	—	—
	Foreign exchange contracts	—	—	—
	Equity Contracts	($672,547)	—	($672,547)
	Total	($672,547)	—	($672,547)

42

FINANCIAL INSTRUMENTS, CONTINUED

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Futures	Forward Foreign Currency Contracts	Total
	Statement of Operations location — Change in unrealized appreciation (depreciation) on	Futures contracts	Translation of assets and liabilities in foreign currencies
International Equity Index Trust A	Foreign exchange contracts	—	$217,751	$217,751
	Equity Contracts	($363,836)	—	(363,836)
	Total	($363,836)	$217,751	($146,085)

International Equity Index Trust B	Foreign exchange contracts	—	$164,154	$164,154
	Equity Contracts	($448,812)	—	(448,812)
	Total	($448,812)	$164,154	($284,658)

International Index Trust	Interest rate contracts	($36,597)	—	($36,597)
	Foreign exchange contracts	—	—	—
	Total	($36,597)	—	($36,597)

Mid Cap Index Trust	Foreign exchange contracts	—	—	—
	Equity Contracts	($1,596,901)	—	($1,596,901)
	Total	($1,596,901)	—	($1,596,901)

Small Cap Index Trust	Foreign exchange contracts	—	—	—
	Equity Contracts	($1,294,490)	—	($1,294,490)
	Total	($1,294,490)	—	($1,294,490)

Total Stock Market Index Trust	Foreign exchange contracts	—	—	—
	Equity Contracts	($497,245)	—	($497,245)
	Total	($497,245)	—	($497,245)

4.  RISKS & UNCERTAINTIES

Fixed income risk  Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Interest-rate risk  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Derivatives and counterparty risk  The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments exposes a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolio will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Portfolio will succeed in enforcing them.

Mortgage securities risk  Certain Portfolios of the Trust may invest a portion of their assets in issuers and/or securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions including delinquencies and/or defaults and may be adversely affected by shifts to the markets perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an Interest Only (IO) security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Risks associated with foreign investments  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Portfolios or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Emerging Markets Risk  Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Portfolios that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Non-diversification risk  The Portfolios and certain of the funds in which the Portfolios invest are non-diversified. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.

43

5.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. The Portfolios are not responsible for payment of the subadvisory fees. Advisory fees charged to all other Portfolios are as follows:

Portfolio	First $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
500 Index Trust	0.470%	0.460%
500 Index Trust B	0.470	0.460
International Index Trust	0.490	0.475

Portfolio	First $250 million of Aggregate Net Assets*	Between $250 million and $500 million of Aggregate Net Assets*	Excess over $500 million of Aggregate Net Assets*
Mid Cap Index Trust	0.490%	0.480%	0.460%
Small Cap Index Trust	0.490	0.480	0.460
Total Stock Market Index Trust	0.490	0.480	0.460

Portfolio	All Aggregate Net Assets Level*
Total Bond Market Trust A	0.470%
Total Bond Market Trust B	0.470

*	Aggregate Net Assets include not only the net assets of a particular series of the Trust but also include the net assets of a similar series of John Hancock Funds II. John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

First $500 million	Excess over $500 million
0.500%	0.490%

Portfolio	First $100 million of Aggregate Net Assets*	Excess over $100 million of Aggregate Net Assets*
International Equity Index Trust A	0.550%	0.530%
International Equity Index Trust B	0.550	0.530

Core Strategy Portfolio
(a) Fee on Affiliated Fund Assets

First $500 million	Excess over $500 million
0.050%	0.040%

(b) Fee on Other Assets

The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).

(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the schedule as detailed by the Fund and the rate is applied to the Affiliated Fund Assets of the Fund.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the schedule as detailed by Fund and the rate is applied to the Other Assets of the Fund.

44

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The organizations described below act as Subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
500 Index Trust	MFC Global Investment Management (U.S.A.) Limited*
500 Index Trust B	MFC Global Investment Management (U.S.A.) Limited*
Core Strategy Trust	MFC Global Investment Management (U.S.A.) Limited*
International Equity Index Trust A	SSgA Funds Management, Inc.
International Equity Index Trust B	SSgA Funds Management, Inc.
International Index Trust	MFC Global Investment Management (U.S.A.) Limited*
Mid Cap Index Trust	MFC Global Investment Management (U.S.A.) Limited*
Small Cap Index Trust	MFC Global Investment Management (U.S.A.) Limited*
Total Bond Market Trust A	Declaration Management and Research, LLC*
Total Bond Market Trust B	Declaration Management and Research, LLC*
Total Stock Market Index Trust	MFC Global Investment Management (U.S.A.) Limited*

*  An affiliate of Adviser.

The investment management fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
500 Index Trust	0.46%	Mid Cap Index	0.47%
500 Index Trust B	0.47%	Small Cap Index	0.48%
Core Strategy Trust	0.05%	Total Bond Market A	0.47%
International Equity Index Trust A	0.53%	Total Bond Market B	0.47%
International Equity Index Trust B	0.54%	Total Stock Market Index	0.49%
International Index Trust	0.49%

Expense Reimbursements  The Adviser has voluntarily agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust. The Participating Portfolios include all portfolios of the Trust covered in this Report, with the exception of 500 Index B, Core Strategy, International Equity Index B and Total Bond Market B. The waiver equals, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust

In addition, the Adviser agreed to voluntarily reduce its advisory fee or reimburse each Portfolio if the total of all expenses (excluding taxes, brokerage commissions, interest, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios) exceed the following:

–	0.05% of the average net assets of 500 Index, International Equity Index A, Mid Cap Index, Small Cap Index, Total Bond Market A and Total Stock Market Index;

The expense reimbursement may be terminated at any time by the Adviser upon notice to the Trust.

The Adviser has contractually agreed to waive its advisory fee for 500 Index B, International Equity Index B and Total Bond Market B in an amount so that the annual operating expenses do not exceed 0.25%, 0.34% and 0.25%, respectively. The expense waivers will remain in effect until May 1, 2010, and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of JHLICO or any of its affiliates that are specified in the agreement.

The Adviser has contractually agreed to limit the expenses of Core Strategy so that total expenses, excluding the expenses of the underlying funds and Rule 12b-1 fees, will not exceed 0.02% of the average daily net assets of the Portfolio. The expense reimbursement may be terminated at any time after May 1, 2010.

For the period ended June 30, 2009, the waivers detailed above amounted to $827,205, $142,142, $7,148, $429,930, $223,410 and $457 for 500 Index B, Core Strategy, International Equity Index A, International Equity Index B, Total Bond Market B and Total Stock Market Index, respectively.

Expense Recapture  Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred. The waived or reimbursed expenses subject to potential recovery that expire in 2012 are as follows:

Portfolio	Reimbursement amountsubject to recapture
500 Index Trust B	$827,205
Core Strategy Trust	142,142
International Equity Index Trust A	7,148
International Equity Index Trust B	429,930
Total Bond Market Trust B	223,410
Total Stock Market Index Trust	457

Accounting and Legal Services Fees  The Portfolios have an agreement with the Adviser that requires the Portfolios to reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

45

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The fund administration fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.02% of the Portfolio’s average daily net assets, with the exception of International Index Trust in which the effective rate was 0.00%.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor for distribution services pursuant to the Plans. JHD may use Rule12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

7.  TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

8.  PORTFOLIO SHARE TRANSACTIONS Share activity for the Portfolios for the period ended June 30, 2009 and year ended December 31, 2008 were as follows:

500 Index Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,028,885	$51,941,070	5,914,292	$55,308,151
Distributions reinvested	393,805	3,008,671	858,261	7,682,386
Repurchased	(4,832,775)	(36,227,943)	(9,789,306)	(104,776,815)
Net increase (decrease)	2,589,915	$18,721,798	(3,016,753)	($41,786,278)
Series II shares
Sold	412,200	$2,910,474	519,591	$5,347,252
Distributions reinvested	20,984	159,687	34,694	329,636
Repurchased	(736,687)	(5,208,203)	(1,805,245)	(19,693,459)
Net increase (decrease)	(303,503)	($2,138,042)	(1,250,960)	($14,016,571)
Series NAV shares
Sold	31,494,709	$210,348,554	381,960,706	$3,101,383,736
Distributions reinvested	1,699,408	12,796,541	2,891,541	22,522,194
Repurchased	(9,917,473)	(68,660,856)	(537,797)	(5,632,349)
Net increase (decrease)	23,276,644	$154,484,239	384,314,450	$3,118,273,581
Net increase (decrease)	25,563,056	$171,067,995	380,046,737	$3,062,470,732

500 Index Trust B	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,184,594	$12,614,999	3,543,466	$49,385,850
Distributions reinvested	342,035	3,731,601	2,096,233	26,902,569
Repurchased	(4,553,990)	(47,656,505)	(9,228,325)	(146,106,098)
Net increase (decrease)	(3,027,361)	($31,309,905)	(3,588,626)	($69,817,679)

Core Strategy Trust (formerly, Index Allocation Trust)	Six months ended 6-30-09		Year ended 12-31-08[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	12,862	$106,576	8,195	$106,613
Distributions reinvested	127	1,214	142	1,329
Repurchased	(742)	(7,130)	(12)	(120)
Net increase (decrease)	12,247	$100,660	8,325	$107,822
Series II shares
Sold	10,777,871	$100,290,242	12,280,937	$142,493,549
Distributions reinvested	250,003	2,402,526	532,546	5,027,605
Repurchased	(895,200)	(8,744,399)	(1,535,924)	(18,389,217)
Net increase (decrease)	10,132,674	$93,948,369	11,277,559	$129,131,937
Series NAV shares
Sold	112,410	$1,061,282	52,284	$597,314
Distributions reinvested	511	4,900	696	6,504
Repurchased	(9,503)	(88,308)	(11,534)	(134,198)
Net increase (decrease)	103,418	$977,874	41,446	$469,620
Net increase (decrease)	10,248,339	$95,026,903	11,327,330	$129,709,379

[1]	Series I and Series NAV shares began operations on 4-28-08.

46

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Equity Index Trust A	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	735,895	$8,536,685	1,583,725	$29,110,050
Distributions reinvested	8,364	97,940	516,807	7,193,867
Repurchased	(558,566)	(6,137,308)	(2,167,735)	(36,793,100)
Net increase (decrease)	185,693	$2,497,317	(67,203)	($489,183)
Series II shares
Sold	46,006	$547,144	318,777	$6,116,562
Distributions reinvested	356	4,167	44,695	637,504
Repurchased	(122,537)	(1,356,195)	(667,825)	(12,293,371)
Net increase (decrease)	(76,175)	($804,884)	(304,353)	($5,539,305)
Series NAV shares
Sold	99,552,955	$1,008,778,677	1,955,621	$32,173,930
Distributions reinvested	73,076	854,253	153,294	2,009,397
Repurchased	(72,849,262)	(960,012,910)	(114,721)	(2,267,057)
Net increase (decrease)	26,776,769	$49,620,020	1,994,194	$31,916,270
Net increase (decrease)	26,886,287	$51,312,453	1,622,638	$25,887,782

International Equity Index Trust B	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	10,444,314	$99,758,890	3,473,267	$61,252,843
Distributions reinvested	878,028	9,447,586	1,278,409	16,565,632
Repurchased	(14,664,749)	(172,640,230)	(3,615,026)	(61,056,278)
Net increase (decrease)	(3,342,407)	($63,433,754)	1,136,650	$16,762,197

International Index Trust	Period ended 6-30-09[1]
	Shares	Amount
Series NAV shares
Sold	87,340,724	$1,198,757,314
Repurchased	(105,354)	(1,430,710)
Net increase (decrease)	87,235,370	$1,197,326,604

[1]	Period from 5-1-09 (commence of operations) to 6-30-09.

Mid Cap Index Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Issued in reorganization (Note 12)	—	—	482,665	$8,061,097
Sold	1,564,652	$16,752,545	1,515,691	22,145,399
Distributions reinvested	415,742	4,564,852	824,003	12,029,852
Repurchased	(1,435,116)	(14,023,608)	(3,125,440)	(45,634,217)
Net increase (decrease)	545,278	$7,293,789	(303,081)	($3,397,869)
Series II shares
Issued in reorganization (Note 12)	—	—	1,348,947	$22,445,392
Sold	242,641	$2,560,321	567,198	8,063,051
Distributions reinvested	112,730	1,234,397	195,485	2,901,397
Repurchased	(619,992)	(6,105,782)	(1,647,030)	(23,716,262)
Net increase (decrease)	(264,621)	($2,311,064)	464,600	$9,693,578
Series NAV shares
Issued in reorganization (Note 12)	—	—	51,879	$866,494
Sold	9,459,375	$90,523,007	19,020,194	203,676,303
Distributions reinvested	840,254	9,225,984	908,584	12,462,988
Repurchased	(1,229,488)	(12,555,783)	(8,153,330)	(128,517,285)
Net increase (decrease)	9,070,141	$87,193,208	11,827,327	$88,488,500
Net increase (decrease)	9,350,798	$92,175,933	11,988,846	$94,784,209

Small Cap Index Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,259,821	$10,545,633	1,522,452	$18,463,925
Distributions reinvested	518,380	4,525,459	383,577	4,100,683
Repurchased	(1,072,216)	(8,968,946)	(1,876,836)	(22,501,974)
Net increase (decrease)	705,985	$6,102,146	29,193	$62,634
Series II shares
Sold	154,080	$1,272,257	287,739	$3,194,779
Distributions reinvested	214,514	1,866,270	157,342	1,734,702
Repurchased	(560,828)	(4,595,256)	(1,612,625)	(19,786,352)
Net increase (decrease)	(192,234)	($1,456,729)	(1,167,544)	($14,856,871)
Series NAV shares
Sold	33,345,065	$245,803,820	5,115,471	$50,617,892
Distributions reinvested	1,451,024	12,667,440	221,487	2,257,972
Repurchased	(3,019,095)	(26,327,165)	(1,120,239)	(13,938,435)
Net increase (decrease)	31,776,994	$232,144,095	4,216,719	$38,937,429
Net increase (decrease)	32,290,745	$236,789,512	3,078,368	$24,143,192

47

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Total Bond Market Trust A	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,248,622	$16,559,688	707,940	$9,342,737
Distributions reinvested	36,953	488,150	50,150	669,011
Repurchased	(468,758)	(6,222,180)	(2,942,227)	(38,570,044)
Net increase (decrease)	816,817	$10,825,658	(2,184,137)	($28,558,296)
Series II shares
Sold	42,437	$563,661	114,571	$1,496,346
Distributions reinvested	923	12,205	1,462	19,602
Repurchased	(56,588)	(752,280)	(57,393)	(746,779)
Net increase (decrease)	(13,228)	($176,414)	58,640	$769,169
Series NAV shares
Sold	19,356,020	$257,241,438	40,774,145	$525,092,103
Distributions reinvested	644,776	8,530,395	809,192	10,839,868
Repurchased	(1,664,838)	(22,082,719)	(809,527)	(10,649,592)
Net increase (decrease)	18,335,958	$243,689,114	40,773,810	$525,282,379
Net increase (decrease)	19,139,547	$254,338,358	38,648,313	$497,493,252

Total Bond Market Trust B	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,071,492	$10,596,435	1,881,685	$18,634,384
Distributions reinvested	133,726	1,317,201	850,750	8,410,151
Repurchased	(1,856,864)	(18,337,947)	(3,527,275)	(34,981,554)
Net increase (decrease)	(651,646)	($6,424,311)	(794,840)	($7,937,019)

Total Stock Market Index Trust	Six months ended 6-30-09		Year ended 12-31-08
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,160,394	$16,301,982	3,822,599	$39,515,063
Distributions reinvested	88,142	695,440	499,580	4,318,798
Repurchased	(1,842,528)	(14,251,360)	(1,773,781)	(18,821,283)
Net increase (decrease)	406,008	$2,746,062	2,548,398	$25,012,578
Series II shares
Sold	194,672	$1,394,155	155,936	$1,511,119
Distributions reinvested	17,565	138,240	107,857	957,282
Repurchased	(671,041)	(4,777,371)	(1,399,808)	(15,518,830)
Net increase (decrease)	(458,804)	($3,244,976)	(1,136,015)	($13,050,429)
Series NAV shares
Sold	361,317	$2,644,113	314,695	$3,488,679
Distributions reinvested	30,923	243,671	204,847	1,804,329
Repurchased	(1,068,070)	(7,908,148)	(2,600,675)	(27,794,926)
Net increase (decrease)	(675,830)	($5,020,364)	(2,081,133)	($22,501,918)
Net increase (decrease)	(728,626)	($5,519,278)	(668,750)	($10,539,769)

48

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the Portfolios are affiliated Funds of the Portfolios and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolio’s net assets. For the period ended June 30, 2009, the following Portfolios had an affiliate Fund ownership concentration of 5% or more of the Portfolios’ net assets:

Fund	Affiliate Concentration
500 Index Trust	79.5%
International Equity Index Trust A	67.8%
International Index Trust	100.0%
Small Cap Index Trust	61.8%
Total Bond Market Trust A	94.4%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Strategy invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolio’s investment in affiliated funds during the period ended June 30, 2009 is set forth below:

PORTFOLIO	Affiliated Series NAV	Percentage of Underlying Fund’s Net Assets
Core Strategy Trust	International Index Trust	7.25%
	Mid Cap Index Trust	5.98%
	Total Bond Market Trust A	15.09%

11.  PURCHASES AND SALES OF SECURITIES The following summarizes the securities transactions (excluding short-term investments) for the Portfolios for the period ended June 30, 2009:

	PURCHASES		SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
500 Index Trust	—	$386,858,757	—	$71,440,667
500 Index Trust B	—	44,371,936	—	68,750,716
International Equity Index Trust A	—	1,097,833,807	—	1,093,827,408
International Equity Index Trust B	—	119,864,830	—	175,297,137
International Index Trust	—	1,236,732,691	—	30,541,317
Mid Cap Index Trust	—	272,986,115	—	86,532,912
Small Cap Index Trust	—	386,047,405	—	89,096,842
Total Bond Market Index Trust A	$264,389,403	147,701,189	$94,416,038	12,524,499
Total Bond Market Index Trust B	19,989,901	15,063,791	16,465,423	13,059,728
Total Stock Market Trust	—	31,401,850	—	9,802,572

For Core Strategy, the purchases and sales of the affiliated underlying funds during the period ended June 30, 2009 were $189,062,131 and $92,831,929, respectively.

12.  FUND MERGER On April 14, 2008, the shareholders of the Quantitative Mid Cap Trust voted to approve an Agreement and Plan of Reorganization (“the Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Quantitative Mid Cap Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Mid Cap Index Trust (the Acquiring Portfolio); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization will be treated as a taxable transaction for federal income tax purposes. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 25, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	APPRECIATION (DEPRECIATION) OF TRANSFEROR PORTFOLIO’S INVESTMENTS	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Mid Cap Index Trust	Quantitative Mid Cap Trust	$31,372,983	—	1,883,491	$797,282,606	$828,655,589

See Note 8 for capital shares issued in connection with above reference reorganization.

13.  SUBSEQUENT EVENTS

The Portfolios have adopted the provisions of Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). The objective of FAS 165 is to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

For the period ended June 30, 2009, Management has evaluated subsequent events until August 27, 2009, which is the date the financial statements were available to be issued. As of August 27, 2009, there were no material events that required adjustments or additional disclosures within the financial statements.

49

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report except those noted below.

The Advisory Agreement and Subadvisory Agreements for the International Index Trust was not considered for renewal at this time since this portfolio recently commenced operations.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the Funds and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Total Bond Market Trust B, Absolute Return Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Disciplined Diversification Trust, Core Allocation Trust, Core Balanced Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the

50

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(e) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of the Core Strategy Trust, the Trustees reviewed the advisory fee to be paid to the Adviser for the Core Strategy Trust and concluded that the advisory fee to be paid to the Adviser with respect to the Core Strategy Trust is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Core Strategy Trust and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Core Strategy Trust and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of the Core Strategy Trust, the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Core Strategy Trust and concluded that the subadvisory fee to be paid to the subadviser with respect to the Core Strategy Trust is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Core Strategy Trust and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the Core Strategy Trust and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

51

Appendix A†

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

500 Index Trust (MFC Global Investment Management (U.S.A.) Limited
The Trust slightly underperformed the benchmark index over the one-, three- and five-year periods.
The Trust slightly outperformed the Morningstar Category Average over the three-year period and slightly underperformed over the one-and five-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.
The Board also noted the relatively small range among returns within the Trust’s peer group.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/sub-advisory fee structure.

500 Index Trust B (MFC Global Investment Management (U.S.A.) Limited)
The Trust slightly underperformed the benchmark index over the one-, three-, five- and ten-year periods.
The Trust slightly outperformed the Morningstar Category Average over the three-year period, slightly underperformed over the one- and five-year periods and underperformed over the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.
The Board also noted the relatively small range among returns within the Trust’s peer group.
The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

Core Strategy Trust (MFC Global Investment Management (U.S.A.) Limited
The Trust slightly underperformed the benchmark index over the one- and three-year periods.
The Trust slightly outperformed the Morningstar Category Average over the three-year period and slightly underperformed over the one-year period.
Subadvisory Fees: Limited Peer Group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board also took into account management’s discussion of the Trust’s peer group, noting that such peer group was mainly comprised of actively managed funds while this Trust is comprised of index funds.

International Equity Index Trust A (SSgA Funds Management, Inc.)
The Trust slightly underperformed the benchmark index over the one- and three-year periods.
The Trust slightly outperformed the Morningstar Category Average over the three-year period and slightly underperformed over the one-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account the narrow range among performance returns of the peer group.
The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

52

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	OTHER Comments

International Equity Index Trust B (SSgA Funds Management, Inc.)
The Trust slightly underperformed the benchmark index over the one- and three-year periods, and underperformed over the five- and ten-year periods.
The Trust outperformed the Morningstar Category Average over the five- and ten-year periods, outperformed over the three-year period and slightly outperformed over the one-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.
Net management fees for this Trust are modestly lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board took into account the narrow range among performance returns of the peer group.
The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.
The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

Mid Cap Index Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust slightly underperformed the benchmark index over the one- and three-year periods and modestly underperformed over the five-year period.
The Trust slightly outperformed the Morningstar Category Average over the one- and three-year periods and outperformed over the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that performance is within expected tracking error guidelines gross of fees over all available time periods.
The Board also noted relatively small range among returns within the Trust’s peer group.

Small Cap Index Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust slightly underperformed the benchmark index over the one-, three- and five-year periods.
The Trust slightly outperformed the Morningstar Category Average over the one- and three-year periods, and slightly underperformed over the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took note of the fees in the context of the overall performance of the Trust.
The Board noted that performance is within expected tracking error guidelines gross of fees over all available time periods.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Total Bond Market Trust A (Declaration Management & Research LLC)
The Trust slightly outperformed the benchmark index over the one-year period and slightly underperformed over the three-year period.
The Trust outperformed the Morningstar Category Average over the one- and three-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to that of the bond market generally.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and the relatively small size of the peer group.

53

Appendix A†

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Total Bond Market Trust B (Declaration Management & Research LLC)
The Trust modestly outperformed the benchmark index over the one-year period, slightly outperformed over the three and five-year periods and slightly underperformed for the ten-year period.
The Trust outperformed the Morningstar Category Average over the one-, three-, five- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to that of the bond market generally.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and the relatively small size of the peer group.
The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

Total Stock Market Index Trust (MFC Global Investment Management (U.S.A.) Limited)
The Trust slightly outperformed the benchmark index over the one-year period and slightly underperformed over the three- and five-year periods.
The Trust slightly outperformed the Morningstar Category Average over the one-, three- and five-year periods.
Subadvisory Fees: Limited Peer Group. Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took note of the fees in the context of the overall performance of the Trust.
The Board noted that performance of the Trust is within the expected tracking error guidelines gross of fees over all available time periods.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

†	The terms noted below have the following meaning in the chart:

Performance

“Slightly outperformed” means the performance is no more than 10% above the median for the benchmark or index.

“Slightly underperformed” means the performance is no more than 10% below the median for the benchmark or index.

“Modestly outperformed” means the performance is more than 10% above the median for the benchmark or index but not more than 20% above the median for the benchmark or index.

“Modestly underperformed” means the performance is more than 10% below the median for the benchmark or index but not more than 20% below the median for the benchmark or index.

“Outperformed” means the performance is more than 20% above the median for the benchmark or index.

“Underperformed” means the performance is more than 20% below the median for the benchmark or index.

Fees and Expenses

“Slightly higher” means the fee is no more than 10% above the median for the peer group.

“Slightly lower” means the fee is no more than 10% below the median for the peer group.

“Modestly higher” means the fee is more than 10% above the median for the peer group but not more than 20% above the median for the peer group.

“Modestly lower” means the fee is more than 10% below the median for the peer group but not more than 20% below the median for the peer group.

“Higher” means the fee is more than 20% above the median for the peer group.

“Lower” means the fee is more than 20% below the median for the peer group.

54

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees — International Index Trust

At its meeting on March 18-20, 2009, the Board, including all of the Independent Trustees, approved the following new portfolio for John Hancock Trust (the “Trust”):

    International Index Trust (the “New Portfolio”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between John Hancock Trust (the “Trust”) and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolio.

(b) an amendment to the subadvisory agreement between the Adviser and MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) to add the New Portfolio (the “Subadvisory Agreement Amendment”).

MFC Global (U.S.A.) is also referred to as the “Subadviser.”

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on March 18-20, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolio;

(2) reviewed the advisory fee structure for the New Portfolio and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of such funds grow;

(3) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Total Bond Market Trust B, Absolute Return Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust.)

(4) (a) reviewed and considered an analysis presented by JHIMS regarding the anticipated profitability of the JHIMS’s and its affiliates’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio and concluded that the advisory fees to be paid by the Trust with respect to the new Portfolio is not unreasonable in light of such information; and

(d) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolio and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the

55

John Hancock Trust
 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees — International Index Trust

Board concluded that the Advisor and its affiliates’ anticipated level of profitability from their relationship with the New Portfolio was reasonable and not excessive.

(4) reviewed comparative information with respect to the advisory fee rates and concluded that anticipated advisory fees for the New Portfolio are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolio. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreement

At its meeting on March 18-20, 2009, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers, the Board reviewed or considered:

(1)	information relating to the Subadviser’s business, including current subadvisory services to the Trust;

(2)	that MFC Global (U.S.A.) currently provides subadvisory services to the Trust or John Hancock Funds II;

(3)	that the Subadviser has extensive experience and demonstrated skills as a manager;

(4)	the investment performance of any other Trust or John Hancock Funds II funds managed by MFC Global (U.S.A.); and

(5)	the proposed subadvisory fee for the New Portfolio and comparative fee information.

The Board’s decision to approve the Subadvisory Agreement and the Subadvisory Agreement Amendments was based on a number of considerations, including the following:

(1)	With respect to the Subadvisory Agreement Amendment, MFC Global (U.S.A.) currently manages other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with each Subadviser’s management of these funds;

(2)	The subadvisory fees under the Subadvisory Agreement Amendment is: (i) within industry norms and (ii) paid by the Adviser and not by the New Portfolio; and

(3)	Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio.

56

John Hancock Trust
 JHT Appendix A

TRUST (SUBADVISER)	Comparable Fund Performance as of December 31, 2008	Estimated Fees and Expenses as of December 31, 2008	Other Comments
International Index Trust (MFC Global (U.S.A.))	There is no related performance for this portfolio.	Subadvisory fees for this Trust were lower than its peer group median. Advisory fees for this Trust were higher than its peer group median.
The Board noted that the Trust has not yet commenced operations.
The Board further noted that the subadviser manages several other JHT and JHF II index funds and that it is generally satisfied with the performance of these funds.

57

John Hancock Trust
 For More Information

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

58

John Hancock Trust
 Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Examples	4
Portfolio of Investments (See below for each Portfolio’s page #)	6–8
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	22
Appendix A	24
For More Information	26

Portfolio
Lifestyle Aggressive Trust	6
Lifestyle Growth Trust	6
Lifestyle Balanced Trust	6
Lifestyle Moderate Trust	7
Lifestyle Conservative Trust	7

2

John Hancock Trust
Sector Weightings*

Lifestyle Aggressive Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	42.90
U.S. Mid Cap	11.83
International Large Cap	9.18
International Small Cap	9.10
U.S. Small Cap	8.58
International Mid Cap	6.01
Emerging Markets	5.10
Natural Resources	2.94
Large Cap	2.23
Small Growth	2.13
Total	100.00

Lifestyle Growth Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	39.45
International Large Cap	9.47
U.S. Mid Cap	4.90
Emerging Markets	4.38
U.S. Small Cap	4.08
International Small Cap	2.83
International Mid Cap	2.55
Large Cap	2.46
Small Growth	0.43
Real Estate	0.14
Total Equity	70.69

Fixed Income Asset Allocation
High Yield Bond	7.90
Intermediate Bond	7.87
Multi-Sector Bond	5.08
Treasury Inflation-Protected Securities (d)	3.93
Bank Loan	3.36
Global Bond	1.17
Total Fixed Income	29.31
Total	100.00

Lifestyle Balanced Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	28.22
International Large Cap	6.94
U.S. Mid Cap	3.97
Emerging Markets	3.29
U.S. Small Cap	2.62
International Mid Cap	2.03
Large Cap	1.98
International Small Cap	1.51
Small Growth	0.36
Total Equity	50.92

Fixed Income Asset Allocation
Intermediate Bond	16.40
High Yield Bond	13.68
Multi-Sector Bond	10.54
Treasury Inflation-Protected Securities (d)	4.68
Bank Loan	1.94
Global Bond	1.84
Total Fixed Income	49.08
Total	100.00

Lifestyle Moderate Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	23.28
International Large Cap	6.27
U.S. Mid Cap	2.96
International Mid Cap	2.45
U.S. Small Cap	2.18
International Small Cap	1.48
Large Cap	0.97
Small Growth	0.30
Total Equity	39.89

Fixed Income Asset Allocation
Intermediate Bond	24.11
Multi-Sector Bond	13.33
High Yield Bond	12.33
Global Bond	3.31
Bank Loan	2.76
Treasury Inflation-Protected Securities (d)	2.61
Long Term Bond	1.66
Total Fixed Income	60.11
Total	100.00

Lifestyle Conservative Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	12.33
International Large Cap	3.20
U.S. Mid Cap	1.46
U.S. Small Cap	1.22
International Mid Cap	0.96
International Small cap	0.72
Total Equity	19.89

Fixed Income Asset Allocation
Intermediate Bond	34.12
Multi-Sector Bond	15.83
High Yield Bond	9.84
Global Bond	5.51
Short-Term Bond	5.38
Bank Loan	4.16
Long Term Bond	2.65
Treasury Inflation-Protected Securities (d)	2.62
Total Fixed Income	80.11
Total	100.00

* Percentages are based on net assets as of 06-30-2009

3

John Hancock Trust
Shareholder Expense Examples

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In addition to the operating expenses that the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio[2,3]
Lifestyle Aggressive Trust
Series I — Actual	$1,000.00	$1,094.00	$0.73	0.14%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Series II — Actual	1,000.00	1,094.10	1.77	0.34%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%
Series NAV — Actual	1,000.00	1,094.10	0.47	0.09%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.45	0.09%
Lifestyle Growth Trust
Series I — Actual	$1,000.00	$1,108.40	$0.63	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Series II — Actual	1,000.00	1,107.30	1.67	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Series NAV — Actual	1,000.00	1,109.50	0.37	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Lifestyle Balanced Trust
Series I — Actual	$1,000.00	$1,108.40	$0.63	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Series II — Actual	1,000.00	1,107.30	1.67	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Series NAV — Actual	1,000.00	1,109.50	0.37	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%

4

John Hancock Trust
Shareholder Expense Examples

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1] 1/1/2009– 6/30/2009	Annualized Expense Ratio[2,3]
Lifestyle Moderate Trust
Series I — Actual	$1,000.00	$1,096.60	$0.62	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Series II — Actual	1,000.00	1,095.40	1.66	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Series NAV — Actual	1,000.00	1,096.60	0.36	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Lifestyle Conservative Trust
Series I — Actual	$1,000.00	$1,000.00	$0.60	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Series II — Actual	1,000.00	1,000.00	1.59	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Series NAV — Actual	1,000.00	1,000.00	0.35	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

[2]	Lifestyle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the Portfolios from the underlying funds.

[3]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
6/30/2009	0.49% — 1.43%	0.49% — 1.43%	0.49% — 1.43%	0.49% — 1.43%	0.49% — 1.43%

5

John Hancock Trust

Portfolio of Investments — June 30, 2009 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust

	Shares	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (f)	5,456,840	$43,381,875
All Cap Core (Deutsche)	344,712	4,246,851
All Cap Value (Lord Abbett)	618,858	3,583,189
Alpha Opportunities Trust (Wellington)	615,019	7,429,424
Blue Chip Growth (T. Rowe Price)	1,479,566	21,039,430
Capital Appreciation (Jennison)	1,874,976	13,443,578
Emerging Markets Value (DFA)	1,724,288	17,035,966
Equity-Income (T. Rowe Price)	621,662	6,204,192
Fundamental Value (Davis)	1,086,455	11,190,489
Growth Equity (Rainier)	1,166,238	9,434,867
International Core (GMO)	2,571,521	20,083,581
International Index (MFC Global U.S.A.) (f)	251,888	3,491,173
International Opportunities (Marsico)	2,147,553	20,423,227
International Small Company (DFA)	1,394,486	10,221,580
International Value (Templeton)	2,181,324	20,177,248
Large Cap (UBS)	294,249	2,607,050
Large Cap Value (BlackRock)	446,667	5,869,199
Mid Cap Index (MFC Global U.S.A.) (f)	1,086,681	12,312,093
Mid Cap Intersection (Wellington)	1,122,649	7,858,544
Mid Cap Stock (Wellington)	639,669	5,776,215
Mid Cap Value Equity (RiverSource)	429,522	3,388,926
Mid Value (T. Rowe Price)	589,773	4,505,864
Natural Resources (Wellington)	1,156,664	9,831,647
Optimized Value (MFC Global U.S.A.) (f)	837,810	6,233,309
Overseas Equity (Capital Guardian)	863,399	6,743,148
Small Cap Growth (Wellington)	549,697	3,633,494
Small Cap Index (MFC Global U.S.A.) (f)	2,001,533	18,193,939
Small Company Value (T. Rowe Price)	601,640	6,822,603
Smaller Company Growth (Frontier/MFC Global U.S./Perimeter) (f)	591,397	7,108,590
U.S. Multi Sector (GMO)	1,014,399	9,626,651
Value & Restructuring (Columbia)	683,585	6,377,849
Vista (American Century)	651,097	5,645,010

TOTAL INVESTMENT COMPANIES (Cost $450,137,020)		$333,920,801

Total Investments (Lifestyle Aggressive Trust) (Cost $450,137,020) - 100.01%		$333,920,801
Other assets and liabilities, net - (0.01)%		(47,826)

TOTAL NET ASSETS - 100.00%		$333,872,975

Lifestyle Growth Trust

	Shares	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (f)	226,704,751	$1,802,302,768
Active Bond (MFC Global U.S./Declaration) (f)	6,436,079	55,221,561
All Cap Core (Deutsche)	9,033,363	111,291,034
Alpha Opportunities Trust (Wellington)	22,258,120	268,878,087
Blue Chip Growth (T. Rowe Price)	18,575,927	264,149,678
Capital Appreciation (Jennison)	37,418,091	268,287,709
Core Bond (Wells Capital)	12,276,383	157,260,465
Emerging Markets Value (DFA)	48,474,945	478,932,460
Equity-Income (T. Rowe Price)	40,136,821	400,565,470
JOHN HANCOCK TRUST (g)
Floating Rate Income (WAMCO)	31,301,019	$367,473,968
Fundamental Value (Davis)	40,919,989	421,475,884
Global Bond (PIMCO)	11,405,331	127,853,757
Global Real Estate (Deutsche)	2,586,542	15,260,596
Growth Equity (Rainier)	31,848,075	257,650,930
High Income (MFC Global U.S.) (f)	20,316,651	148,717,883
High Yield (WAMCO)	76,839,280	561,695,135
International Core (GMO)	35,631,007	278,278,162
International Equity Index A (SSgA)	16,827,679	223,639,858
International Index (MFC Global U.S.A.) (f)	42,201,451	584,912,117
International Opportunities (Marsico)	23,713,091	225,511,493
International Small Company (DFA)	11,841,789	86,800,311
International Value (Templeton)	24,026,360	222,243,830
Large Cap Value (BlackRock)	9,629,237	126,528,170
Mid Cap Index (MFC Global U.S.A.) (f)	18,894,954	214,079,832
Mid Cap Stock (Wellington)	11,606,975	104,810,982
Mid Cap Value Equity (RiverSource)	6,782,039	53,510,288
Mid Value (T. Rowe Price)	14,584,705	111,427,147
Optimized Value (MFC Global U.S.A.) (f)	17,767,115	132,187,337
Real Return Bond (PIMCO)	37,486,879	429,599,635
Small Cap Growth (Wellington)	7,288,616	48,177,752
Small Cap Index (MFC Global U.S.A.) (f)	18,148,713	164,971,799
Small Cap Opportunities (Munder)	4,593,445	55,442,878
Small Cap Value (Wellington)	4,570,150	54,110,579
Small Company Growth (AIM)	4,032,568	42,180,657
Small Company Value (T. Rowe Price)	7,139,083	80,957,199
Smaller Company Growth (Frontier/MFC Global U.S./Perimeter) (f)	3,924,012	47,166,622
Spectrum Income (T. Rowe Price)	22,379,118	270,339,750
Strategic Bond (WAMCO)	16,043,386	143,748,737
Strategic Income (MFC Global U.S.) (f)	11,661,341	141,218,840
Total Bond Market A (Declaration) (f)	4,141,417	55,370,748
Total Return (PIMCO)	43,887,084	591,597,888
U.S. High Yield Bond (Wells Capital)	13,377,967	152,910,166
U.S. Multi Sector (GMO)	40,956,785	388,679,891
Value & Restructuring (Columbia)	14,699,990	137,150,909
Vista (American Century)	5,903,096	51,179,842

TOTAL INVESTMENT COMPANIES (Cost $12,470,620,965)		$10,925,750,804

Total Investments (Lifestyle Growth Trust) (Cost $12,470,620,965) - 100.01%		$10,925,750,804
Other assets and liabilities, net - (0.01)%		(712,562)

TOTAL NET ASSETS - 100.00%		$10,925,038,242

Lifestyle Balanced Trust

	Shares	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (f)	138,102,721	$1,097,916,633
Active Bond (MFC Global U.S./Declaration) (f)	26,842,338	230,307,262
All Cap Core (Deutsche)	7,893,194	97,244,149
Alpha Opportunities Trust (Wellington)	16,227,206	196,024,651
Blue Chip Growth (T. Rowe Price)	11,859,668	168,644,478

The accompanying notes are an integral part of the financial statements.

6

John Hancock Trust

Portfolio of Investments — June 30, 2009 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced Trust (continued)

	Shares	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (g)
Capital Appreciation (Jennison)	23,605,439	$169,250,996
Core Bond (Wells Capital)	25,961,533	332,567,232
Emerging Markets Value (DFA)	33,019,910	326,236,715
Equity-Income (T. Rowe Price)	29,345,234	292,865,431
Floating Rate Income (WAMCO)	16,393,723	192,462,303
Fundamental Value (Davis)	28,608,121	294,663,649
Global Bond (PIMCO)	16,226,045	181,893,968
Growth Equity (Rainier)	20,475,307	165,645,230
High Income (MFC Global U.S.) (f)	29,478,835	215,785,070
High Yield (WAMCO)	117,421,709	858,352,692
International Core (GMO)	25,762,177	201,202,601
International Equity Index A (SSgA)	11,086,815	147,343,765
International Index (MFC Global U.S.A.) (f)	28,076,060	389,134,194
International Opportunities (Marsico)	15,861,571	150,843,540
International Value (Templeton)	16,158,817	149,469,053
Large Cap Value (BlackRock)	5,782,812	75,986,153
Mid Cap Index (MFC Global U.S.A.) (f)	13,201,827	149,576,699
Mid Cap Stock (Wellington)	8,036,713	72,571,518
Mid Cap Value Equity (RiverSource)	6,221,846	49,090,363
Mid Value (T. Rowe Price)	9,818,723	75,015,046
Optimized Value (MFC Global U.S.A.) (f)	9,875,218	73,471,623
Real Return Bond (PIMCO)	40,448,301	463,537,531
Small Cap Growth (Wellington)	5,217,138	34,485,283
Small Cap Index (MFC Global U.S.A.) (f)	10,903,569	99,113,446
Small Cap Value (Wellington)	3,724,947	44,103,375
Small Company Growth (AIM)	2,768,228	28,955,666
Small Company Value (T. Rowe Price)	4,694,932	53,240,525
Smaller Company Growth (Frontier/MFC Global U.S./Perimeter) (f)	2,981,031	35,831,990
Spectrum Income (T. Rowe Price)	44,676,631	539,693,702
Strategic Bond (WAMCO)	23,078,704	206,785,185
Strategic Income (MFC Global U.S.) (f)	24,627,096	298,234,129
Total Bond Market A (Declaration) (f)	25,013,759	334,433,956
Total Return (PIMCO)	54,024,307	728,247,662
U.S. High Yield Bond (Wells Capital)	24,620,395	281,411,114
U.S. Multi Sector (GMO)	30,511,948	289,558,386
Value & Restructuring (Columbia)	7,924,442	73,935,044
Vista (American Century)	5,404,333	46,855,571

TOTAL INVESTMENT COMPANIES (Cost $10,866,359,373)		$9,911,987,579

REPURCHASE AGREEMENTS - 0.01%
JOHN HANCOCK TRUST
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $915,000 on 07/01/2009,collateralized by $930,000 Federal National Mortgage Association, 1.722% due 05/10/2011 (valued at $934,650, including interest)	$915,000	$915,000

TOTAL REPURCHASE AGREEMENTS (Cost $915,000)		$915,000

Total Investments (Lifestyle Balanced Trust) (Cost $10,867,274,373) - 100.01%		$9,912,902,579
Other assets and liabilities, net - (0.01)%		(1,125,734)

TOTAL NET ASSETS - 100.00%		$9,911,776,845

Lifestyle Moderate Trust

	Shares	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (f)	32,048,580	$254,786,215
Active Bond (MFC Global U.S./Declaration) (f)	23,308,088	199,983,395
Alpha Opportunities Trust (Wellington)	2,127,342	25,698,296
Blue Chip Growth (T. Rowe Price)	4,597,330	65,374,036
Capital Appreciation (Jennison)	9,018,101	64,659,786
Core Bond (Wells Capital)	7,982,106	102,250,783
Equity-Income (T. Rowe Price)	7,786,347	77,707,746
Floating Rate Income (WAMCO)	6,200,826	72,797,692
Fundamental Value (Davis)	4,915,157	50,626,117
Global Bond (PIMCO)	7,799,322	87,430,396
High Income (MFC Global U.S.) (f)	11,284,008	82,598,939
High Yield (WAMCO)	16,195,931	118,392,256
International Core (GMO)	8,280,574	64,671,284
International Equity Index A (SSgA)	2,114,430	28,100,775
International Index (MFC Global U.S.A.) (f)	7,078,026	98,101,444
International Opportunities (Marsico)	4,166,097	39,619,582
International Value (Templeton)	4,237,590	39,197,706
Investment Quality Bond (Wellington)	4,115,854	43,916,161
Large Cap Value (BlackRock)	1,890,172	24,836,856
Mid Cap Index (MFC Global U.S.A.) (f)	2,744,513	31,095,327
Mid Cap Stock (Wellington)	2,555,688	23,077,862
Mid Value (T. Rowe Price)	3,134,857	23,950,308
Real Return Bond (PIMCO)	6,008,108	68,852,923
Small Cap Growth (Wellington)	1,210,960	8,004,443
Small Cap Index (MFC Global U.S.A.) (f)	2,309,316	20,991,684
Small Cap Value (Wellington)	869,474	10,294,568
Small Company Growth (AIM)	628,113	6,570,058
Small Company Value (T. Rowe Price)	1,029,940	11,679,518
Smaller Company Growth (Frontier/MFC Global U.S./Perimeter) (f)	658,248	7,912,147
Spectrum Income (T. Rowe Price)	16,514,904	199,500,040
Strategic Bond (WAMCO)	8,478,329	75,965,825
Strategic Income (MFC Global U.S.) (f)	6,336,081	76,729,946
Total Bond Market A (Declaration) (f)	9,778,001	130,731,872
Total Return (PIMCO)	15,146,651	204,176,852
U.S. High Yield Bond (Wells Capital)	10,929,305	124,921,952
U.S. Multi Sector (GMO)	5,385,010	51,103,741
Value & Restructuring (Columbia)	2,807,192	26,191,101

TOTAL INVESTMENT COMPANIES (Cost $2,887,906,696)		$2,642,499,632

Total Investments (Lifestyle Moderate Trust) (Cost $2,887,906,696) - 100.01%		$2,642,499,632
Other assets and liabilities, net - (0.01)%		(153,632)

TOTAL NET ASSETS - 100.00%		$2,642,346,000

Lifestyle Conservative Trust

	Shares	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (f)	12,380,476	$98,424,786
Active Bond (MFC Global U.S./Declaration) (f)	20,327,652	174,411,250
Blue Chip Growth (T. Rowe Price)	3,295,745	46,865,495

The accompanying notes are an integral part of the financial statements.

7

John Hancock Trust

Portfolio of Investments — June 30, 2009 (Unaudited) (showing percentage of total net assets)

Lifestyle Conservative Trust (continued)

	Shares	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (g)
Core Bond (Wells Capital)	5,813,862	$74,475,578
Equity-Income (T. Rowe Price)	4,708,207	46,987,909
Floating Rate Income (WAMCO)	7,244,083	85,045,532
Fundamental Value (Davis)	2,878,923	29,652,904
Global Bond (PIMCO)	10,035,931	112,502,789
High Income (MFC Global U.S.) (f)	3,683,833	26,965,657
High Yield (WAMCO)	12,448,809	91,000,794
International Core (GMO)	2,512,090	19,619,421
International Equity Index A (SSgA)	1,020,796	13,566,383
International Index (MFC Global U.S.A.) (f)	2,688,192	37,258,335
International Opportunities (Marsico)	1,540,638	14,651,463
International Value (Templeton)	1,581,048	14,624,691
Investment Quality Bond (Wellington)	5,081,698	54,221,712
Mid Cap Index (MFC Global U.S.A.) (f)	2,629,851	29,796,211
Real Return Bond (PIMCO)	4,667,349	53,487,819
Short Term Government Income (MFC Global U.S.) (f)	1,120,633	14,131,177
Small Cap Index (MFC Global U.S.A.) (f)	2,736,774	24,877,274
Spectrum Income (T. Rowe Price)	13,939,741	168,392,068
Strategic Bond (WAMCO)	8,714,250	78,079,678
Strategic Income (MFC Global U.S.) (f)	6,348,337	76,878,356
Total Bond Market A (Declaration) (f)	16,295,582	217,871,929
Total Return (PIMCO)	17,095,642	230,449,260
U.S. Government Securities (WAMCO)	7,916,586	95,711,526
U.S. High Yield Bond (Wells Capital)	7,259,077	82,971,251
U.S. Multi Sector (GMO)	3,149,758	29,891,202

TOTAL INVESTMENT COMPANIES (Cost $2,073,546,474)		$2,042,812,450

Total Investments (Lifestyle Conservative Trust) (Cost $2,073,546,474) - 100.00%		$2,042,812,450
Other assets and liabilities, net - 0.00%		(87,938)

TOTAL NET ASSETS - 100.00%		$2,042,724,512

Footnotes

Percentages are stated as a percent of net assets.

(f)	The subadviser is an affiliate of the adviser.

(g)	The Underlying Fund’s subadviser is shown parenthetically.

The accompanying notes are an integral part of the financial statements.

8

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2009 (Unaudited)

Assets	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Investments in affiliated funds, at value (Note 8)	333,920,801	10,925,750,804	9,911,987,579	2,642,499,632	2,042,812,450
Repurchase agreements, at value (Note 2)	—	—	915,000	—	—
Total investments, at value	333,920,801	10,925,750,804	9,912,902,579	2,642,499,632	2,042,812,450
Cash	—	—	134	—	—
Receivable for investments sold	210,361	—	1,205,311	—	1,146,503
Receivable for fund shares sold	7,560	1,880,811	1,015,122	1,623,488	17,457
Receivable due from adviser	—	—	34	—	—
Other assets	21	132	954	25	25
Total assets	334,138,743	10,927,631,747	9,915,124,134	2,644,123,145	2,043,976,435

Liabilities
Payable for investments purchased	—	1,798,312	1,968,939	1,603,848	—
Payable for fund shares repurchased	216,205	—	189,606	—	1,148,822
Payable to affiliates
Accounting and legal services fees	9,295	307,280	273,743	75,385	59,917
Trustees’ fees	2,244	34,093	26,804	7,000	3,974
Other payables and accrued expenses	38,024	453,820	888,197	90,912	39,210
Total liabilities	265,768	2,593,505	3,347,289	1,777,145	1,251,923

Net assets
Capital paid-in	$553,324,680	$15,499,971,593	$12,690,506,611	$3,161,827,164	$2,205,853,782
Undistributed net investment income	1,021,548	73,986,416	88,926,739	27,022,593	26,055,426
Accumulated undistributed net realized gain (loss) on investments	(104,257,034)	(3,104,049,606)	(1,913,284,711)	(301,096,693)	(158,450,672)
Net unrealized appreciation (depreciation) on investments	(116,216,219)	(1,544,870,161)	(954,371,794)	(245,407,064)	(30,734,024)
Net assets	$333,872,975	$10,925,038,242	$9,911,776,845	$2,642,346,000	$2,042,724,512
Investments in affiliated issuers, at cost	$450,137,020	$12,470,620,965	$10,866,359,373	$2,887,906,696	$2,073,546,474
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	—	$915,000	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$105,850,951	$556,407,756	$627,957,031	$234,124,963	$197,137,687
Shares outstanding	17,815,669	62,855,812	66,027,427	23,342,641	17,771,829
Net asset value, offering price and redemption price per share	$5.94	$8.85	$9.51	$10.03	$11.09

Series II
Net assets	$173,791,088	$10,119,620,494	$8,211,883,925	$2,382,716,712	$1,830,586,237
Shares outstanding	29,322,099	1,145,951,115	867,149,268	238,616,691	165,869,793
Net asset value, offering price and redemption price per share	$5.93	$8.83	$9.47	$9.99	$11.04

Series NAV
Net assets	$54,230,936	$249,009,992	$1,071,935,889	$25,504,325	$15,000,588
Shares outstanding	9,124,593	28,098,928	112,514,075	2,541,013	1,350,271
Net asset value, offering price and redemption price per share	$5.94	$8.86	$9.53	$10.04	$11.11

9

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — June 30, 2009 (Unaudited)

Investment income	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Income distributions received from affiliated underlying funds	$1,373,862	$88,725,881	$101,193,863	$30,425,866	$28,639,519
Interest	—	—	1,080	—	—
Total investment income	1,373,862	88,725,881	101,194,943	30,425,866	28,639,519

Expenses
Investment management fees (Note 5)	62,467	2,005,994	1,821,687	471,498	360,959
Series I distribution and service fees (Note 5)	24,008	124,659	141,358	53,184	43,855
Series II distribution and service fees (Note 5)	196,248	11,117,548	8,953,598	2,531,285	1,927,425
Accounting and legal services fees (Note 5)	26,461	853,714	775,428	201,106	155,553
Audit and legal fees	19,041	141,607	111,852	35,839	23,426
Printing and postage fees (Note 5)	8,788	242,521	250,959	48,325	27,925
Custodian fees	5,819	5,819	5,819	5,819	5,819
Trustees’ fees (Note 5)	5,403	153,718	137,262	36,533	26,831
Registration and filing fees	3,482	80,807	66,402	16,775	10,150
Miscellaneous	452	4,144	3,265	1,115	917
Total expenses	352,169	14,730,531	12,267,630	3,401,479	2,582,860
Net investment income	1,021,693	73,995,350	88,927,313	27,024,387	26,056,659

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated underlying funds	(39,600,994)	(1,818,458,496)	(1,211,787,144)	(248,275,061)	(125,887,549)
Capital gain distributions received from affiliated underlying funds	8,866,833	164,593,221	150,013,535	31,909,743	35,143,063
	(30,734,161)	(1,653,865,275)	(1,061,773,609)	(216,365,318)	(90,744,486)

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	57,806,392	2,628,743,527	1,925,731,834	416,917,201	230,370,145
Net realized and unrealized gain	27,072,231	974,878,252	863,958,225	200,551,883	139,625,659

Increase in net assets from operations	$28,093,924	$1,048,873,602	$952,885,538	$227,576,270	$165,682,318

10

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Lifestyle Aggressive Trust		Lifestyle Growth Trust		Lifestyle Balanced Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$1,021,693	$5,611,976	$73,995,350	$273,925,725	$88,927,313	$327,523,313
Net realized gain (loss)	(30,734,161)	(67,024,049)	(1,653,865,275)	(1,372,768,604)	(1,061,773,609)	(766,399,008)
Change in net unrealized appreciation (depreciation)	57,806,392	(172,707,454)	2,628,743,527	(4,275,709,547)	1,925,731,834	(3,017,503,586)
Increase (decrease) in net assets resulting from operations	28,093,924	(234,119,527)	1,048,873,602	(5,374,552,426)	952,885,538	(3,456,379,281)
Distributions to shareholders
From net investment income
Series I	(8,467)	(2,223,638)	(192,135)	(16,127,069)	(186,337)	(23,568,879)
Series II	—	(3,095,153)	(475,411)	(252,252,139)	—	(262,818,779)
Series NAV	(5,755)	(951,618)	(102,854)	(6,695,513)	(410,742)	(42,153,189)
From net realized gain
Series I	—	(21,055,507)	—	(43,417,625)	(497,981)	(39,170,758)
Series II	—	(34,154,356)	—	(650,888,309)	(6,497,348)	(381,706,124)
Class NAV	—	(5,764,730)	—	(13,143,915)	(879,997)	(7,198,752)
Total distributions	(14,222)	(67,245,002)	(770,400)	(982,524,570)	(8,472,405)	(756,616,481)
From Fund share transactions (Note 6)	(6,108,357)	19,756,825	328,600,145	1,706,550,380	393,189,760	2,122,988,541
Total increase (decrease)	21,971,345	(281,607,704)	1,376,703,347	(4,650,526,616)	1,337,602,893	(2,090,007,221)

Net assets
Beginning of period	311,901,630	593,509,334	9,548,334,895	14,198,861,511	8,574,173,952	10,664,181,173
End of period	$333,872,975	$311,901,630	$10,925,038,242	$9,548,334,895	$9,911,776,845	$8,574,173,952

Undistributed net investment income (loss)	$1,021,548	$14,077	$73,986,416	$761,466	$88,926,739	$596,505

	Lifestyle Moderate Trust		Lifestyle Conservative Trust
Increase (decrease) in net assets	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08	Six months ended 6/30/09 (Unaudited)	Year ended 12/31/08
From operations
Net investment income (loss)	$27,024,387	$95,675,409	$26,056,659	$66,797,240
Net realized gain (loss)	(216,365,318)	(63,838,161)	(90,744,486)	(49,198,778)
Change in net unrealized appreciation (depreciation)	416,917,201	(679,997,625)	230,370,145	(248,305,182)
Increase (decrease) in net assets resulting from operations	227,576,270	(648,160,377)	165,682,318	(230,706,720)
Distributions to shareholders
From net investment income
Series I	(78,912)	(10,079,415)	(63,866)	(7,931,972)
Series II	(72,747)	(84,566,852)	(41,624)	(58,323,424)
Series NAV	(9,634)	(867,662)	(5,329)	(435,433)
From net realized gain
Series I	—	(7,316,356)	(496,809)	(3,795,459)
Series II	—	(51,493,036)	(4,620,270)	(20,998,674)
Class NAV	—	(351,359)	(33,652)	(126,403)
Total distributions	(161,293)	(154,674,680)	(5,261,550)	(91,611,365)
From Fund share transactions (Note 6)	290,836,763	539,321,168	407,947,562	871,324,471
Total increase (decrease)	518,251,740	(263,513,889)	568,368,330	549,006,386

Net assets
Beginning of period	2,124,094,260	2,387,608,149	1,474,356,182	925,349,796
End of period	$2,642,346,000	$2,124,094,260	$2,042,724,512	$1,474,356,182

Undistributed net investment income (loss)	$27,022,593	$159,499	$26,055,426	$109,586

11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive Trust
SERIES I
06-30-2009[1]	5.43	0.02	[2],[3]	0.49	0.51	— [4]	—	—	— [4]	5.94	9.40	[5],[6]	0.14	[7,8,9]	0.14	[7],[8],[9]	0.78	[2],[8]	106	13
12-31-2008	10.82	0.10	[2],[3]	(4.22)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.99)[5]		0.13	[7]	0.13	[7],[9]	1.26	[2]	102	50
12-31-2007	11.27	0.16	[2],[3]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	[5]	0.11	[7]	0.11	[7],[9]	1.39	[2]	217	44
12-31-2006	13.46	0.06	[2],[3]	1.71	1.77	(0.09)	(3.87)	—	(3.96)	11.27	15.46	[5]	0.11	[7]	0.11	[7]	0.52	[2]	251	32
12-31-2005	12.59	0.06	[2],[3]	1.23	1.29	(0.07)	(0.35)	—	(0.42)	13.46	10.64	[5]	0.12	[7]	0.12	[7]	0.51	[2]	210	112
12-31-2004	10.93	0.04	[2]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[5]	0.07	[7]	0.07	[7]	0.31	[2]	486	57
SERIES II
06-30-2009[1]	5.42	0.02	[2],[3]	0.49	0.51	—	—	—	—	5.93	9.41	[5],[6]	0.34	[7,8,9]	0.34	[7],[8],[9]	0.58	[2],[8]	174	13
12-31-2008	10.79	0.09	[2],[3]	(4.21)	(4.12)	(0.10)	(1.15)	—	(1.25)	5.42	(42.10)[5]		0.33	[7]	0.33	[7],[9]	1.07	[2]	166	50
12-31-2007	11.22	0.14	[2],[3]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	[5]	0.31	[7]	0.31	[7],[9]	1.23	[2]	332	44
12-31-2006	13.44	0.04	[2],[3]	1.69	1.73	(0.09)	(3.86)	—	(3.95)	11.22	15.19	[5]	0.31	[7]	0.31	[7]	0.32	[2]	367	32
12-31-2005	12.59	0.03	[2],[3]	1.24	1.27	(0.07)	(0.35)	—	(0.42)	13.44	10.47	[5]	0.29	[7]	0.29	[7]	0.26	[2]	331	112
12-31-2004	10.93	0.04	[2]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[5]	0.07	[7]	0.07	[7]	0.30	[2]	294	57
SERIES NAV
06-30-2009[1]	5.43	0.02	[2],[3]	0.49	0.51	— [4]	—	—	— [4]	5.94	9.41	[5],[6]	0.09	[7,8,9]	0.09	[7],[8],[9]	0.84	[2],[8]	54	13
12-31-2008	10.82	0.14	[2],[3]	(4.26)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.94)[5]		0.08	[7]	0.08	[7],[9]	1.80	[2]	45	50
12-31-2007	11.28	0.19	[2],[3]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	[5]	0.06	[7]	0.06	[7],[9]	1.66	[2]	45	44
12-31-2006	13.47	0.03	[2],[3]	1.74	1.77	(0.09)	(3.87)	—	(3.96)	11.28	15.48	[5]	0.06	[7]	0.06	[7]	0.29	[2]	19	32
12-31-2005[10]	11.61	(0.01	) [2,3]	1.87	1.86	— [4]	— [4]	—	— [4]	13.47	16.03	[5,6]	0.07	[7,8]	0.07	[7,8]	(0.06	) [2,8]	2	112
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average of the shares outstanding. 4. Less than $0.01 per share. 5. Assumes dividend reinvestment. 6. Not annualized. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust
6/30/2009	0.49%–1.43%
12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

10. Series NAV shares began operations on 4-29-05.

Lifestyle Growth Trust
SERIES I
06-30-2009[1]	7.99	0.07	[2],[3]	0.79	0.86	— [4]	—	—	— [4]	8.85	10.80	[5],[6]	0.12	[7,8,9]	0.12	[7,8,9]	1.71	[2,8]	556	28
12-31-2008	13.76	0.25	[2,3]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)[5]		0.12	[7]	0.12	[7,9]	2.20	[2]	512	40
12-31-2007	13.94	0.40	[2],[3]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	[5]	0.11	[7]	0.11	[7,9]	2.84	[2]	946	17
12-31-2006	14.06	0.18	[2],[3]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	[5]	0.10	[7]	0.10	[7,9]	1.31	[2]	1,030	22
12-31-2005	13.40	0.17	[2],[3]	0.94	1.11	(0.17)	(0.28)	—	(0.45)	14.06	8.66	[5]	0.12	[7]	0.12	[7]	1.30	[2]	901	111
12-31-2004	11.86	0.13	[2]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.40	14.57	[5]	0.07	[7]	0.07	[7]	0.98	[2]	1,730	48
SERIES II
06-30-2009[1]	7.98	0.06	[2],[3]	0.79	0.85	— [4]	—	—	— [4]	8.83	10.66	[5],[6]	0.32	[7,8,9]	0.32	[7,8,9]	1.53	[2,8]	10,120	28
12-31-2008	13.73	0.25	[2],[3]	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)[5]		0.32	[7]	0.32	[7,9]	2.21	[2]	8,826	40
12-31-2007	13.88	0.40	[2],[3]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[5]	0.31	[7]	0.31	[7,9]	2.82	[2]	13,018	17
12-31-2006	14.03	0.13	[2],[3]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[5]	0.30	[7]	0.30	[7]	0.96	[2]	9,552	22
12-31-2005	13.39	0.10	[2],[3]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[5]	0.30	[7]	0.30	[7]	0.74	[2]	4,881	111
12-31-2004	11.85	0.13	[2]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.39	14.59	[5]	0.07	[7]	0.07	[7]	0.75	[2]	2,117	48
SERIES NAV
06-30-2009[1]	8.00	0.07	[2],[3]	0.79	0.86	— [4]	—	—	— [4]	8.86	10.80	[5],[6]	0.07	[7,8,9]	0.07	[7,8,9]	1.78	[2,8]	249	28
12-31-2008	13.78	0.30	[2],[3]	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)[5]		0.07	[7]	0.07	[7,9]	2.71	[2]	211	40
12-31-2007	13.96	0.45	[2],[3]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	[5]	0.06	[7]	0.06	[7,9]	3.22	[2]	234	17
12-31-2006	14.07	0.14	[2],[3]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58	[5]	0.05	[7]	0.05	[7]	1.03	[2]	115	22
12-31-2005[10]	12.46	—	[2,3,4]	1.63	1.63	— [4]	(0.02)	—	(0.02)	14.07	13.08	[5],[6]	0.06	[7,8]	0.06	[7,8]	(0.03)[2,8]		23	111
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average of the shares outstanding. 4. Less than $0.01 per share. 5. Assumes dividend reinvestment. 6. Not annualized. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Growth Trust
6/30/2009	0.49%–1.43%
12/31/2008	0.49%–1.18%
12/31/2007	0.49%–1.29%

10. Series NAV shares began operations on 4-29-05.

12

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced Trust
SERIES I
06-30-2009[1]	8.59	0.09	[2,3]	0.84	0.93	— [4]	(0.01)	—	(0.01)	9.51	10.84	[5,6]	0.12	[7,8,9]	0.12	[7,8,9]	2.15	[2,8]	628	24
12-31-2008	13.61	0.34	[2,3]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)[5]		0.12	[7]	0.12	[7,9]	2.94	[2]	581	36
12-31-2007	13.84	0.60	[2,3]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	[5]	0.11	[7]	0.11	[7,9]	4.28	[2]	1,065	13
12-31-2006	13.91	0.26	[2,3]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	[5]	0.10	[7]	0.10	[7]	1.96	[2]	1,132	19
12-31-2005	13.79	0.27	[2,3]	0.62	0.89	(0.28)	(0.49)	—	(0.77)	13.91	6.88	[5]	0.12	[7]	0.12	[7]	2.08	[2]	1,031	99
12-31-2004	12.43	0.24	[2]	1.40	1.64	(0.24)	(0.04)	—	(0.28)	13.79	13.49	[5]	0.07	[7]	0.07	[7]	1.75	[2]	1,846	51
SERIES II
06-30-2009[1]	8.56	0.09	[2,3]	0.83	0.92	—	(0.01)	—	(0.01)	9.47	10.73	[5,6]	0.32	[7,8,9]	0.32	[7,8,9]	2.01	[2,8]	8,212	24
12-31-2008	13.56	0.36	[2,3]	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)[5]		0.32	[7]	0.32	[7,9]	3.11	[2]	6,959	36
12-31-2007	13.79	0.60	[2,3]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[5]	0.31	[7]	0.31	[7,9]	4.30	[2]	9,496	13
12-31-2006	13.89	0.21	[2,3]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[5]	0.30	[7]	0.30	[7]	1.60	[2]	7,318	19
12-31-2005	13.78	0.18	[2,3]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[5]	0.30	[7]	0.30	[7]	1.34	[2]	4,538	99
12-31-2004	12.43	0.24	[2]	1.39	1.63	(0.24)	(0.04)	—	(0.28)	13.78	13.41	[5]	0.07	[7]	0.07	[7]	1.39	[2]	2,101	51
SERIES NAV
06-30-2009[1]	8.60	0.09	[2],[3]	0.85	0.94	— [4]	(0.01)	—	(0.01)	9.53	10.95	[5],[6]	0.07	[7],[8,9]	0.07	[7,8,9]	2.21	[2,8]	1,072	24
12-31-2008	13.63	1.43	[2,3]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)[5]		0.08	[7]	0.08	[7,9]	14.44	[2]	1,035	36
12-31-2007	13.86	0.65	[2,3]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	[5]	0.06	[7]	0.06	[7,9]	4.67	[2]	103	13
12-31-2006	13.92	0.21	[2,3]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	[5]	0.05	[7]	0.05	[7]	1.61	[2]	52	19
12-31-2005[10]	12.67	—	[2,3,4]	1.26	1.26	— [4]	(0.01)	—	(0.01)	13.92	9.94	[5,6]	0.06	[7,8]	0.06	[7,8]	(0.03)[2,8]		12	99
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average of the shares outstanding. 4. Less than $0.01 per share. 5. Assumes dividend reinvestment. 6. Not annualized. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust
6/30/2009	0.49%–1.43%
12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

10. Series NAV shares began operations on 4-29-05.

Lifestyle Moderate Trust
SERIES I
06-30-2009	9.15	0.12	[1],[2]	0.76	0.88	— [3]	—	—	— [3]	10.03	9.66	[4],[8]	0.12	[5,6,9]	0.12	[5],[6],[9]	2.52	[1],[9]	234	20
12-31-2008	13.00	0.43	[1,2]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)[4]		0.12	[5]	0.12	[5],[6]	3.72	[1]	215	28
12-31-2007	13.37	0.74	[1],[2]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	[4]	0.11	[5]	0.11	[5],[6]	5.54	[1]	333	13
12-31-2006	13.35	0.30	[1],[2]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	[4]	0.11	[5]	0.11	[5]	2.33	[1]	349	19
12-31-2005	13.80	0.33	[1],[2]	0.19	0.52	(0.33)	(0.64)	—	(0.97)	13.35	4.15	[4]	0.12	[5]	0.12	[5]	2.51	[1]	327	101
12-31-2004	12.79	0.31	[1]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[4]	0.07	[5]	0.07	[5]	2.26	[1]	582	55
SERIES II
06-30-2009	9.12	0.11	[1],[2]	0.76	0.87	— [3]	—	—	— [3]	9.99	9.54	[4],[8]	0.32	[5,6,9]	0.32	[5],[6],[9]	2.38	[1],[9]	2,383	20
12-31-2008	12.95	0.47	[1],[2]	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)[4]		0.32	[5]	0.32	[5],[6]	4.07	[1]	1,890	28
12-31-2007	13.32	0.74	[1,2]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[4]	0.31	[5]	0.31	[5],[6]	5.56	[1]	2,042	13
12-31-2006	13.33	0.26	[1],[2]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[4]	0.31	[5]	0.31	[5]	2.02	[1]	1,560	19
12-31-2005	13.80	0.24	[1],[2]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[4]	0.30	[5]	0.30	[5]	1.80	[1]	1,108	101
12-31-2004	12.79	0.31	[1]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[4]	0.07	[5]	0.07	[5]	1.90	[1]	631	55
SERIES NAV
06-30-2009	9.16	0.12	[1],[2]	0.76	0.88	— [3]	—	—	— [3]	10.04	9.66	[4],[8]	0.07	[5,6,9]	0.07	[5],[6],[9]	2.63	[1],[9]	26	20
12-31-2008	13.01	0.58	[1],[2]	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)[4]		0.07	[5]	0.07	[5],[6]	5.08	[1]	19	28
12-31-2007	13.38	0.84	[1],[2]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	[4]	0.06	[5]	0.06	[5],[6]	6.30	[1]	13	13
12-31-2006	13.35	0.24	[1],[2]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50	[4]	0.06	[5]	0.06	[5]	1.88	[1]	5	19
12-31-2005[7]	12.59	(0.01	)[1],[2]	0.77	0.76	—	—	—	—	13.35	6.04	[8]	0.06	[5,9]	0.06	[5,9]	(0.06)[1,9]		2	101
1. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 2. Based on the average of the shares outstanding. 3. Less than $0.01 per share. 4. Assumes dividend reinvestment. 5. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust
6/30/2009	0.49%–1.43%
12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

7. Series NAV shares began operations on 4-29-05. 8. Not annualized. 9. Annualized.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Ratio of gross expenses to average net assets (%)		Ratio of net expenses to average net assets (%)		Ratio of net investment income (loss) to average net assets (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Trust
SERIES I
06-30-2009[1]	10.26	0.16	[2],[3]	0.70	0.86	— [4]	(0.03)	—	(0.03)	11.09	8.43	[5],[6]	0.12	[7,8,9]	0.12	[7],[8],[9]	3.05	[2],[8]	197	14
12-31-2008	13.02	0.55	[2],[3]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)[5]		0.12	[7]	0.12	[7],[9]	4.52	[2]	168	31
12-31-2007	13.43	0.91	[2],[3]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	[5]	0.11	[7]	0.11	[7],[9]	6.84	[2]	182	27
12-31-2006	13.42	0.39	[2],[3]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	[5]	0.11	[7]	0.11	[7]	3.00	[2]	171	34
12-31-2005	14.20	0.42	[2],[3]	(0.05)	0.37	(0.43)	(0.72)	—	(1.15)	13.42	2.88	[5]	0.12	[7]	0.12	[7]	3.16	[2]	182	104
12-31-2004	13.64	0.42	[2]	0.71	1.13	(0.42)	(0.15)	—	(0.57)	14.20	8.59	[5]	0.07	[7]	0.07	[7]	2.80	[2]	373	44
SERIES II
06-30-2009[1]	10.22	0.15	[2],[3]	0.70	0.85	— [4]	(0.03)	—	(0.03)	11.04	8.32	[5],[6]	0.32	[7,8,9]	0.32	[7],[8],[9]	3.01	[2],[8]	1,831	14
12-31-2008	12.96	0.63	[2],[3]	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)[5]		0.32	[7]	0.32	[7],[9]	5.30	[2]	1,297	31
12-31-2007	13.37	0.91	[2],[3]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[5]	0.31	[7]	0.31	[7],[9]	6.85	[2]	738	27
12-31-2006	13.40	0.35	[2],[3]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[5]	0.31	[7]	0.31	[7]	2.71	[2]	524	34
12-31-2005	14.19	0.32	[2],[3]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[5]	0.30	[7]	0.30	[7]	2.39	[2]	422	104
12-31-2004	13.64	0.42	[2]	0.70	1.12	(0.42)	(0.15)	—	(0.57)	14.19	8.51	[5]	0.07	[7]	0.07	[7]	2.50	[2]	286	44
SERIES NAV
06-30-2009[1]	10.28	0.16	[2],[3]	0.70	0.86	— [4]	(0.03)	—	(0.03)	11.11	8.42	[6]	0.07	[7,8,9]	0.07	[7,8,9]	3.20	[2,8]	15	14
12-31-2008	13.03	0.68	[2,3]	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)[5]		0.07	[7]	0.07	[7],[9]	5.72	[2]	10	31
12-31-2007	13.45	1.02	[2,3]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	[5]	0.06	[7]	0.06	[7,9]	7.60	[2]	5	27
12-31-2006	13.44	0.29	[2,3]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43	[5]	0.06	[7]	0.06	[7]	2.22	[2]	3	34
12-31-2005[10]	12.99	(0.01)[2,3]		0.46	0.45	—	—	—	—	13.44	3.46	[6]	0.06	[7,8]	0.06	[7,8]	(0.06)[2,8]		1	104
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average of the shares outstanding. 4. Less than $0.01 per share. 5. Assumes dividend reinvestment. 6. Not annualized. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Annualized. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Conservative Trust
6/30/2009	0.49%–1.43%
12/31/2008	0.49%–1.11%
12/31/2007	0.63%–1.06%

10. Series NAV shares began operations on 4-29-05.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
 Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST John Hancock Trust (the Trust or JHT) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means it has multiple Portfolios (the Portfolios), each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers one hundred and four separate investment Portfolios, five of which are presented in this report and are non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act). The Lifestyle Portfolios operate as a “fund of funds,” investing in Series NAV shares of underlying funds of the Trust, and in other permitted security investments.

Lifestyle Portfolios’ underlying funds’ accounting policies are outlined in the funds’ shareholder reports, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, and N and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A) (John Hancock USA) and to Separate Accounts A and B and, in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (John Hancock New York). In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (JHVLICO) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (JHLICO). John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Distributors, LLC (JHD or the Distributor), an affiliate of the Adviser, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Trust offers three classes of shares: Series I, Series II and Series NAV, which represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Certain short-term debt instruments are valued at amortized cost.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements  The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

•	Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

•	Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

•	Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June, 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

Lifestyle Aggressive
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$333,920,801	—	—	$333,920,801

Lifestyle Growth
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$10,925,750,804	—	—	$10,925,750,804

15

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Lifestyle Balanced
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$9,911,987,579	—	—	$9,911,987,579
Short-term Investments	—	$915,000	—	$915,000
Total	$9,911,987,579	$915,000	—	$9,912,902,579

Lifestyle Moderate
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$2,642,499,632	—	—	$2,642,499,632

Lifestyle Conservative
Valuation Inputs:	Level 1	Level 2	Level 3	Totals
Investment Companies	$2,042,812,450	—	—	$2,042,812,450

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses  The majority of expenses are directly identifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations  Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each series of shares based on the appropriate net asset value of the respective series. Dividends from net investment income are determined at a series level and distributions from capital gains are determined at the Portfolio level. Series-specific expenses, such as Distribution (Rule 12b-1) fees, are calculated and accrued daily at the series level based on the appropriate net asset value of each series and the specific expense rate(s) applicable to each series.

Federal Income Taxes  Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios have capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Portfolio, they will reduce the amount of capital gain distribution to be paid.

At December 31, 2008, capital loss carryforwards available to offset future realized gains were as follows:

CAPITAL LOSS CARRYFORWARDS
PORTFOLIO	Expiring at December, 2016
Lifestyle Aggressive Trust	$18,106,211
Lifestyle Growth Trust	247,107,123
Lifestyle Balanced Trust	—
Lifestyle Moderate Trust	18,776,651
Lifestyle Conservative Trust	—

As of June 30, 2009, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

The cost of investments owned on June 30, 2009, including short-term investments, for federal income tax purposes, was as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Lifestyle Aggressive Trust	465,926,999	3,195,553	(135,201,751)	(132,006,198)
Lifestyle Growth Trust	12,780,836,920	252,773,452	(2,107,859,568)	(1,855,086,116)
Lifestyle Balanced Trust	11,169,368,368	208,888,663	(1,465,354,452)	(1,256,465,789)
Lifestyle Moderate Trust	2,920,451,129	47,872,413	(325,823,910)	(277,951,497)
Lifestyle Conservative Trust	2,107,361,242	58,256,758	(122,805,550)	(64,548,792)

16

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of Income and Gains  The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually. Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each series.

During the year ended December 31, 2008, the tax character of distributions paid was as follows:

	2008 Distributions
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Lifestyle Aggressive Trust	$7,678,021	$59,566,981	—	$67,245,002
Lifestyle Growth Trust	318,983,087	663,541,483	—	982,524,570
Lifestyle Balanced Trust	350,248,010	406,368,471	—	756,616,481
Lifestyle Moderate Trust	99,745,340	54,929,340	—	154,674,680
Lifestyle Conservative Trust	68,281,825	23,329,540	—	91,611,365

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital.

3.  RISKS & UNCERTAINTIES

Concentration Risk  The Portfolios may concentrate investments in funds with a focus in a particular industry or sector of the economy. A fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The advisory fee has two components: (a) a fee on assets invested in affiliated Funds (“Affiliated Fund Assets”) and (b) a fee on assets not invested in affiliated funds (“Other Assets”). Affiliated Funds are any Fund of JHT, JHF II and JHF III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. Under the Advisory Agreement, the Portfolios pay a monthly management fee to the Adviser as stated below:

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and the Lifestyle Portfolios that are a series of John Hancock Funds II as determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of each Portfolio.

Portfolio	First $7.5 billion of Aggregate Net Assets	Excess over $7.5 billion of Aggregate Net Assets
Lifestyle Portfolios	0.050%	0.040%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and the Lifestyle Portfolios that are a series of John Hancock Funds II determined in accordance with the following schedule, and that rate is applied to the Other Assets of each Portfolio.

Portfolio	First $7.5 billion of Aggregate Net Assets	Excess over $7.5 billion of Aggregate Net Assets
Lifestyle Portfolios	0.500%	0.490%

The Portfolios are not responsible for the payment of subadvisory fees.

The investment management fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as detailed below:

Portfolio	Annual Effective Rate
Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

The John Hancock Funds II Portfolios are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Deutsche Investment Management American, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited. MFC Global Investment Management (U.S.A.) Limited acts as Subadviser to the Lifestyle Portfolios.

Accounting and Legal Services Fees  Pursuant to the Service Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and record keeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

17

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

The accounting and legal services fees incurred for the period ended June 30, 2009, were equivalent to an annual effective rate of 0.02% of each Portfolio’s average daily net assets.

Distribution Plans  In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has approved Distribution Plans (the Plans) for Series I and Series II of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different series of shares with different Rule 12b-1 fees so that the Trust’s Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the series, for any expenses relating to shareholder or administrative services for holders of the shares of the series (or owners of contracts funded in insurance company separate accounts that invest in the shares of the series) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value and 0.25% of Series II average daily net asset value.

6.  PORTFOLIO SHARE TRANSACTIONS This listing illustrates the number of Portfolio shares sold, reinvested and repurchased during the six months ended June 30, 2009 and year ended December 31, 2008, along with the corresponding dollar value.

Lifestyle Aggressive Trust	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,156,582	$5,659,275	1,817,564	$14,600,017
Distributions reinvested	1,539	8,467	2,804,008	23,279,145
Repurchased	(2,045,054)	(10,383,838)	(5,990,579)	(50,188,862)
Net increase (decrease)	(886,933)	($4,716,096)	(1,369,007)	($12,309,700)
Series II shares
Sold	793,048	$4,090,659	3,134,462	$25,845,931
Distributions reinvested	—	—	4,463,180	37,249,509
Repurchased	(2,048,549)	(10,375,623)	(7,761,835)	(62,837,789)
Net increase (decrease)	(1,255,501)	($6,284,964)	(164,193)	$257,651
Series NAV shares
Sold	1,594,334	$8,363,504	4,157,769	$32,078,350
Distributions reinvested	1,045	5,755	839,953	6,716,348
Repurchased	(687,707)	(3,476,556)	(905,147)	(6,985,824)
Net increase (decrease)	907,672	$4,892,703	4,092,575	$31,808,874
Net increase (decrease)	(1,234,762)	($6,108,357)	2,559,375	$19,756,825

Lifestyle Growth Trust	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,886,067	$23,897,176	2,158,008	$22,815,030
Distributions reinvested	23,402	192,135	5,769,346	59,544,694
Repurchased	(4,083,789)	(31,911,708)	(12,652,488)	(141,661,262)
Net increase (decrease)	(1,174,320)	($7,822,397)	(4,725,134)	($59,301,538)
Series II shares
Sold	50,748,613	$405,242,926	99,775,444	$1,086,062,818
Distributions reinvested	58,048	475,411	88,461,605	903,140,448
Repurchased	(11,386,892)	(83,042,115)	(29,982,904)	(327,275,619)
Net increase (decrease)	39,419,769	$322,676,222	158,254,145	$1,661,927,647
Series NAV shares
Sold	2,507,021	$20,102,556	8,156,101	$92,640,509
Distributions reinvested	12,512	102,854	1,998,890	19,839,428
Repurchased	(815,221)	(6,459,090)	(762,172)	(8,555,666)
Net increase (decrease)	1,704,312	$13,746,320	9,392,819	$103,924,271
Net increase (decrease)	39,949,761	$328,600,145	162,921,830	$1,706,550,380

Lifestyle Balanced Trust	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,741,111	$24,464,737	1,297,087	$15,532,036
Distributions reinvested	77,324	684,318	5,999,323	62,739,637
Repurchased	(4,463,140)	(36,695,251)	(17,882,569)	(205,063,319)
Net increase (decrease)	(1,644,705)	($11,546,196)	(10,586,159)	($126,791,646)
Series II shares
Sold	59,107,676	$511,648,938	76,017,816	$855,639,963
Distributions reinvested	737,497	6,497,348	62,843,871	644,524,903
Repurchased	(5,985,500)	(47,742,533)	(26,027,211)	(284,791,523)
Net increase (decrease)	53,859,673	$470,403,753	112,834,476	$1,215,373,343
Series NAV shares
Sold	1,224,568	$11,096,674	5,058,151	$61,318,966
Issued in reorganization (Note 9)	—	—	105,346,226	956,466,306
Distributions reinvested	145,682	1,290,739	5,743,172	49,351,941
Repurchased	(9,143,198)	(78,055,210)	(3,439,950)	(32,730,369)
Net increase (decrease)	(7,772,948)	(65,667,797)	112,707,599	1,034,406,844
Net increase (decrease)	44,442,020	$393,189,760	214,955,916	$2,122,988,541

18

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Moderate Trust	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,708,243	$15,738,971	2,314,585	$26,990,571
Distributions reinvested	8,404	78,912	1,735,157	17,395,771
Repurchased	(1,861,959)	(16,901,980)	(6,211,127)	(71,610,841)
Net increase (decrease)	(145,312)	($1,084,097)	(2,161,385)	($27,224,499)
Series II shares
Sold	32,784,660	$300,544,921	40,142,427	$464,319,227
Distributions reinvested	7,780	72,747	13,820,064	136,059,888
Repurchased	(1,549,922)	(13,366,709)	(4,289,089)	(45,906,311)
Net increase (decrease)	31,242,518	$287,250,959	49,673,402	$554,472,804
Series NAV shares
Sold	595,606	$5,504,988	1,313,559	$15,056,006
Distributions reinvested	1,025	9,634	126,912	1,219,021
Repurchased	(95,649)	(844,721)	(365,973)	(4,202,164)
Net increase (decrease)	500,982	4,669,901	1,074,498	12,072,863
Net increase (decrease)	31,598,188	$290,836,763	48,586,515	$539,321,168

Lifestyle Conservative Trust	Six months ended 6/30/09		Year ended 12/31/08
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,018,239	$30,967,458	6,341,795	$77,210,133
Distributions reinvested	53,448	560,675	1,089,361	11,727,431
Repurchased	(1,665,490)	(17,464,962)	(5,044,566)	(60,285,460)
Net increase (decrease)	1,406,197	$14,063,171	2,386,590	$28,652,104
Series II shares
Sold	41,624,087	$417,634,355	67,645,076	$819,030,908
Distributions reinvested	446,541	4,661,894	7,505,987	79,322,098
Repurchased	(3,099,799)	(32,728,562)	(5,229,236)	(62,219,005)
Net increase (decrease)	38,970,829	$389,567,687	69,921,827	$836,134,001
Series NAV shares
Sold	480,820	$5,013,318	576,470	$6,852,282
Distributions reinvested	3,709	38,981	53,309	561,836
Repurchased	(71,697)	(735,595)	(72,503)	(875,752)
Net increase (decrease)	412,832	$4,316,704	557,276	$6,538,366
Net increase (decrease)	40,789,858	$407,947,562	72,865,693	$871,324,471

7.  PURCHASES AND SALES OF SECURITIES The following summarizes the purchases and sales of the affiliated underlying funds by the Portfolios for the period ended June 30, 2009:

PORTFOLIO	PURCHASES	SALES
Lifestyle Aggressive Trust	$42,804,494	$39,042,394
Lifestyle Growth Trust	3,280,692,551	2,714,034,063
Lifestyle Balanced Trust	2,747,136,976	2,122,982,394
Lifestyle Moderate Trust	800,117,913	450,481,043
Lifestyle Conservative Trust	700,273,977	236,381,380

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Portfolios invest primarily in underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the period ended June 30, 2009, the following Portfolios held 5% or more of the underlying funds’ net assets:

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS NET ASSETS
Lifestyle Aggressive Trust
	International Small Company	10.5%
	Mid Cap Intersection	60.3%
	Smaller Company Growth Trust	7.2%
	Vista Trust	5.4%
Lifestyle Growth Trust
	500 Index Trust	41.3%
	All Cap Core Trust	37.2%
	Alpha Opportunities Trust	54.0%
	Blue Chip Growth Trust	19.8%
	Capital Appreciation Trust	33.3%
	Core Bond Trust	22.9%
	Emerging Markets Value Trust	56.7%
	Equity-Income Trust	25.2%
	Floating Rate Income Trust	51.2%
	Fundamental Value Trust	27.9%
	Global Bond Trust	15.0%
	Growth Equity Trust	59.5%
	High Income Trust	30.9%
	High Yield Trust	30.7%

19

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS NET ASSETS
Lifestyle Growth Trust, continued
	International Core Trust	40.6%
	International Opportunities Trust	44.5%
	International Small Company Trust	89.5%
	International Value Trust	30.4%
	Large Cap Value Trust	41.4%
	Mid Cap Index Trust	25.3%
	Mid Cap Stock Trust	17.0%
	Mid Cap Value Equity Trust	50.5%
	Optimized Value Trust	58.3%
	Real Return Bond Trust	37.9%
	Small Cap Growth Trust	16.7%
	Small Cap Index Trust	28.5%
	Small Cap Opportunities Trust	47.7%
	Small Cap Value Trust	14.5%
	Small Company Growth Trust	54.3%
	Small Company Value Trust	24.0%
	Smaller Company Growth Trust	54.3%
	Spectrum Income Trust	23.0%
	Strategic Bond Trust	21.6%
	Strategic Income Trust	23.0%
	Total Bond Market A	5.9%
	Total Return Trust	23.2%
	U.S. High Yield Bond Trust	22.3%
	U.S. Multi Sector Trust	50.5%
	Value & Restructuring Trust	56.3%
	Vista Trust	49.4%
Lifestyle Balanced Trust
	500 Index Trust	25.2%
	Active Bond Trust	11.4%
	All Cap Core Trust	32.5%
	Alpha Opportunities Trust	39.4%
	Blue Chip Growth Trust	12.6%
	Capital Appreciation Trust	21.0%
	Core Bond Trust	48.3%
	Emerging Markets Value Trust	38.6%
	Equity-Income Trust	18.4%
	Floating Rate Income Trust	26.8%
	Fundamental Value Trust	19.5%
	Global Bond Trust	21.3%
	Growth Equity Trust	38.3%
	High Income Trust	44.8%
	High Yield Trust	46.9%
	International Core Trust	29.3%
	International Equity Index A Trust	24.2%
	International Index Trust	32.2%
	International Opportunities Trust	29.7%
	International Value Trust	20.4%
	Large Cap Value Trust	24.8%
	Mid Cap Index Trust	17.7%
	Mid Cap Stock Trust	11.8%
	Mid Cap Value Equity Trust	46.3%
	Mid Value Trust	12.8%
	Optimized Value Trust	32.4%
	Real Return Bond Trust	40.9%
	Small Cap Growth Trust	11.9%
	Small Cap Index Trust	17.1%
	Small Cap Value	11.8%
	Small Company Growth Trust	37.3%
	Small Company Value Trust	15.8%
	Smaller Company Growth Trust	36.5%
	Spectrum Income Trust	45.8%
	Strategic Bond Trust	31.1%
	Strategic Income Trust	47.5%
	Total Bond Market A Trust	35.4%
	Total Return Trust	28.5%
	U.S. High Yield Bond Trust	41.1%
	U.S. Multi Sector Trust	37.7%
	Value & Restructuring Trust	30.3%
	Vista Trust	45.2%

20

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS NET ASSETS
Lifestyle Moderate Trust
	500 Index Trust	5.8%
	Active Bond Trust	9.9%
	Alpha Opportunities Trust	5.2%
	Capital Appreciation Trust	8.0%
	Core Bond Trust	14.9%
	Floating Rate Income Trust	10.1%
	Global Bond Trust	10.2%
	High Income Trust	17.1%
	High Yield Trust	6.5%
	International Core Trust	9.4%
	International Index Trust	8.1%
	International Opportunities Trust	7.8%
	International Value Trust	5.4%
	Investment Quality Bond Trust	11.1%
	Large Cap Value Trust	8.1%
	Real Return Bond Trust	6.1%
	Small Company Growth Trust	8.5%
	Smaller Company Growth Trust	8.1%
	Spectrum Income Trust	16.9%
	Strategic Bond Trust	11.4%
	Strategic Income Trust	12.2%
	Total Bond Market A Trust	13.8%
	Total Return Trust	8.0%
	U.S. High Yield Bond Trust	18.2%
	U.S. Multi Sector Trust	6.6%
	Value & Restructuring Trust	10.7%
Lifestyle Conservative Trust
	Active Bond Trust	8.6%
	Bond Index A Trust	23.1%
	Core Bond Trust	10.8%
	Floating Rate Income Trust	11.8%
	Global Bond Trust	13.2%
	High Income Trust	5.6%
	Investment Quality Bond Trust	13.7%
	Short Term Government Income Trust	100.0%
	Spectrum Income Trust	14.3%
	Strategic Income Trust	12.2%
	Strategic Income Trust	11.7%
	Total Return Trust	9.0%
	U.S. Government Securities Trust	29.1%
	U.S. High Yield Bond Trust	12.1%

9.  FUND MERGER On October 14, 2008, the shareholders of the Managed Trust voted to approve an Agreement and Plan of Reorganization (the Agreement) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Managed Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Lifestyle Balanced Trust (the “Acquiring Portfolio”); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization does not qualify as a tax-free reorganization for federal income tax purposes and will be treated as a taxable transaction. The expenses of the reorganization were borne by the Transferor Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on November 7, 2008.

ACQUIRING PORTFOLIO	TRANSFEROR PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE TRANSFEROR PORTFOLIO	SHARES ISSUED BY ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Lifestyle Balanced	Managed	$956,466,306	$105,346,226	$7,590,062,221	$8,546,528,527

See Note 6 for capital shares issued in connection with above referenced reorganization.

10.  SUBSEQUENT EVENTS The Trust has adopted the provisions of Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). The objective of FAS 165 is to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

For the period ended June 30, 2009, Management has evaluated subsequent events until August 27, 2009, which is the date the financial statements were available to be issued. As of August 27, 2009, there were no material events that required adjustments or additional disclosures within the financial statements.

21

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”) discussed in this semi annual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the Funds and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)–reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are: each Lifestyle Trust, each Lifecycle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Trust, American New World Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Total Bond Market Trust B, Absolute Return Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Disciplined Diversification Trust, Core Allocation Trust, Core Balanced Trust.) The Board also noted that the Adviser is also currently waiving additional fees and/or reimbursing expenses with respect to certain of the Funds.

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under

22

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(e) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(f) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust, the Absolute Return Trust, the Core Strategy Trust, the Franklin Templeton Founding Allocation Trust, the American Fundamental Holdings Trust, the American Global Diversification Trust and American Diversified Growth & Income Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 28-29, 2009, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadviser fees generally are competitive within the range of industry norm and, with respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

23

Appendix A†

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Lifestyle Aggressive Trust (MFC Global Investment Management (U.S.A.) Limited*
The Trust outperformed the benchmark index over the ten-year period, modestly outperformed over the five-year period, modestly underperformed over the three-year period and slightly underperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the five- and ten-year periods, and slightly underperformed over the one- and three-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to its underperformance relative to its benchmark and peer group, and noted the Trust’s favorable longer-term performance for the five- and ten-year periods.

The Board also took into account management’s discussion of the Trust’s more recent improved performance for the year-to-date through May 22, 2009.

Lifestyle Balanced Trust (MFC Global Investment Management (U.S.A.) Limited*
The Trust outperformed the benchmark index over the ten-year period, and underperformed over the one-, three- and five-year periods.

The Trust outperformed the Morningstar Category Average over the five- and ten-year periods and slightly underperformed over the one- and three-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and noted the Trust’s favorable longer-term performance versus the Morningstar Category Average over the five- and ten -year periods.

The Board also took into account management’s discussion of the Trust’s more recent improved performance for the year-to-date through May 22, 2009.

Lifestyle Conservative Trust (MFC Global Investment Management (U.S.A.) Limited*
The Trust underperformed the benchmark index over the one-, three-, five- and ten-year periods.

The Trust outperformed the Morningstar Category Average over the three-, five- and ten-year periods and modestly outperformed over the one-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance and noted the Trust’s favorable performance versus the Morningstar Category Average over the one-, three-, five- and ten-year periods.

Lifestyle Growth Trust (MFC Global Investment Management (U.S.A.) Limited)*
The Trust outperformed the benchmark index over the ten-year period, slightly outperformed over the five-year period, underperformed over the three-year period and modestly underperformed over the one-year period.

The Trust outperformed the Morningstar Category Average over the five- and ten-year periods and modestly outperformed over the three-year period and slightly outperformed over the one-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and noted the Trust’s favorable performance versus the Morningstar Category Average over the one-, three-, five- and ten-year periods.

*	Deutsche Investment Management America Inc. provides subadvisory consulting services to MFC Global (U.S.A) in its management of the Trust.

24

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2009	Fees and Expenses	Other Comments

Lifestyle Moderate Trust (MFC Global Investment Management (U.S.A.) Limited)*
The Trust modestly underperformed the benchmark index over the ten-year period, and underperformed over the one-, three- and five-year periods.

The Trust outperformed the Morningstar Category Average over the three-, five- and ten-year periods and modestly outperformed over the one-year period.

No subadvisory fee comparative information recorded due to limited size of peer group.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance and noted the Trust’s favorable performance versus the Morningstar Category Average over the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

†	The terms noted below have the following meaning in the chart:

Performance

“Slightly outperformed” means the performance is no more than 10% above the median for the benchmark or index.

“Slightly underperformed” means the performance is no more than 10% below the median for the benchmark or index.

“Modestly outperformed” means the performance is more than 10% above the median for the benchmark or index but not more than 20% above the median for the benchmark or index.

“Modestly underperformed” means the performance is more than 10% below the median for the benchmark or index but not more than 20% below the median for the benchmark or index.

“Outperformed” means the performance is more than 20% above the median for the benchmark or index.

“Underperformed” means the performance is more than 20% below the median for the benchmark or index.

Fees and Expenses

“Slightly higher” means the fee is no more than 10% above the median for the peer group.

“Slightly lower” means the fee is no more than 10% below the median for the peer group.

“Modestly higher” means the fee is more than 10% above the median for the peer group but not more than 20% above the median for the peer group.

“Modestly lower” means the fee is more than 10% below the median for the peer group but not more than 20% below the median for the peer group.

“Higher” means the fee is more than 20% above the median for the peer group.

“Lower” means the fee is more than 20% below the median for the peer group.

*	Deutsche Investment Management America Inc. provides subadvisory consulting services to MFC Global (U.S.A) in its management of the Trust.

25

John Hancock Trust
 For More Information

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

26

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For nearly 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

Investment results, unless otherwise indicated, are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to additional risks, such as currency and interest rate fluctuations, local, regional or global political, social or economic instability, differing securities regulations and accounting standards, possible changes in taxation and periods of illiquidity. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. See the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investment portfolios

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund

Blue Chip Income and Growth Fund

Growth-Income Fund

Asset Allocation Fund

Bond Fund

High-Income Bond Fund

Fellow investors:

The six months ended June 30, 2009, encompassed the most difficult economic period we have seen since the 1930s. It was a time in which it seemed anything could happen ... and it nearly did! Later, there was a dramatic rise off the lows. Despite the volatility of the first six months of 2009, nearly every investment option in American Funds Insurance Series gained ground during the period.

For the first few months of the period, pessimism on the part of investors over global economic activity and the ongoing financial crisis drove the prices of many securities to new lows. Yet after the stock market reached a low on March 9, equities, corporate bonds and commodities all rallied as investor sentiment coalesced around the notion that the worst might now be behind us. Most global stock markets ended midyear with gains, but most are still down for the past 12 months.

The U.S. stock market, as measured by the unmanaged Standard & Poor’s 500 Composite Index, gained 3.2% during the first half of 2009. Improving sentiment in recent months has been sustained by the announcement of favorable stress-test results for major banks. In addition, the Federal Reserve continued to pump liquidity into the market, targeting the federal funds rate close to zero and increasing its bond purchases. As credit markets stabilized, investors overlooked weak economic and earnings data and began buying stocks of companies whose news was less bad than had been feared.

Outside the U.S., developing countries rallied. In the so-called BRIC countries, the four largest developing-market economies, Brazil (58.6%), Russia (45.9%), India (57.4%) and China (37.6%) all posted robust gains. For the past 12 months, however, Brazil (–38.1%) and Russia (–61.1%) were still down significantly, while China (–8.1%) and India (–5.0%) held up better. (Country returns outside the U.S. are measured by MSCI and are calculated in U.S. dollars with dividends reinvested.)

A coordinated global effort by governments to stimulate the economy also helped to stabilize investor confidence in developed-country stock markets, which managed to gain 6.8%, as measured by the MSCI World Index, during the first six months of the year. Some of the highest returns came from Hong Kong (35.1%), Singapore (32.8%), Norway (29.7%), Sweden (27.7%) and Australia (26.5%).

Results for many markets during the recent rally mirrored their relative results during the previous year’s decline. For example, developing markets, which had fallen the hardest in 2008, had the highest returns of the past six months. On the other hand, recent results for the U.S., which previously had held up better than many other countries, were muted. The same was true in the fixed-income markets, where investors who had previously shunned all but the highest quality securities now embraced risk. By far the strongest gains in the fixed-income market were in high-yield; the Credit Suisse High Yield Index gained 27.2%.

The Citigroup Broad Investment Grade (BIG) Index, a measure of the U.S. bond market, advanced 1.4%. Similarly, the Barclays Capital Global Aggregate Index, which measures the global bond market, was up 1.5%. As on the equity side, debt from developing markets fared much better; the J.P. Morgan Emerging Markets Bond Index Plus gained 12.7%.

Despite the gains made during the period, there is still a substantial amount of uncertainty about how economic activity will develop in the coming months. Unemployment remains high, and housing will be closely watched by investors for signs of improvement. Given that the stock market outlook can be very different from the economic outlook, it is possible to have concerns about the economy and feel somewhat more optimistic about the stock market.

However, the investment picture over the next few years may not typify the trends of recent decades. American consumers have experienced substantial losses to their net worth following the collapse in home prices and the sharp drop in the equity market. It seems unlikely that consumers in the near future will return to spending as they did before the downturn.

We are coming out of an extraordinary period that many of us might view as the watershed event in financial history in our lifetime. There already have been a number of occurrences

American Funds Insurance Series

one might never have suspected — including the collapse of stalwart companies and government intervention in the banking, automotive and insurance industries — and there will probably be more surprises. As such, we should not necessarily expect that the recovery will behave in a historically predictable fashion.

In order to mitigate the inherent risks of the marketplace, our investment professionals rely on their own comprehensive global research effort. We meet with thousands of companies each year with an eye toward selecting the very best securities for our funds. We believe that these efforts will continue to increase the probability of achieving success with our investment programs despite the vagaries of economic and financial conditions.

We look forward to reporting to you again in six months.

Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President

August 3, 2009

A volatile period ends on a positive note

Volatile markets often have unpredictable turning points. In March, equity markets began to reverse their steep declines. The change was not triggered as much by upbeat economic data or improved fundamentals as it was by a belief on the part of investors that the global economy was not going to completely melt down. Equity markets in the U.S., developed countries outside the U.S. and developing markets ended the period in positive territory. Developing markets, which fell precipitously last year, had by far the highest returns.

American Funds Insurance Series

Total returns for periods ended June 30, 2009

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual			Expense ratios

		6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund (since 4/30/97)	Class 1	14.12%	–21.99%	4.37%	3.96%	7.70%	.55%
	Class 2	14.01	–22.18	4.10	3.70	7.43	.80

Global Small Capitalization Fund (since 4/30/98)	Class 1	27.19	–32.41	5.16	5.77	8.37	.74
	Class 2	27.02	–32.61	4.90	5.50	8.11	.99

Growth Fund (since 2/8/84)	Class 1	13.07	–31.26	–0.17	1.63	11.73	.33
	Class 2	12.94	–31.43	–0.42	1.38	11.43	.58
	Class 3	13.00	–31.36	–0.34	1.45	11.53	.51

International Fund (since 5/1/90)	Class 1	15.35	–24.25	5.95	4.30	8.21	.52
	Class 2	15.18	–24.40	5.69	4.04	7.93	.77
	Class 3	15.22	–24.39	5.77	4.11	8.01	.70

New World Fund (since 6/17/99)	Class 1	20.07	–24.09	11.59	8.73	8.73	.81
	Class 2	19.96	–24.30	11.32	8.46	8.46	1.06

Blue Chip Income and Growth Fund (since 7/5/01)	Class 1	2.97	–22.77	–1.86	—	–1.38	.43
	Class 2	2.94	–22.98	–2.09	—	–1.63	.68

Growth-Income Fund (since 2/8/84)	Class 1	7.97	–24.40	–1.60	1.23	10.31	.28
	Class 2	7.89	–24.59	–1.85	0.98	10.00	.53
	Class 3	7.89	–24.54	–1.78	1.05	10.11	.46

Asset Allocation Fund (since 8/1/89)	Class 1	5.75	–20.27	1.33	2.04	7.21	.32
	Class 2	5.67	–20.45	1.08	1.79	6.93	.57
	Class 3	5.63	–20.43	1.15	1.85	7.02	.50

Bond Fund (since 1/2/96)	Class 1	6.05	–3.28	2.86	4.72	5.06	.40
	Class 2	5.96	–3.52	2.60	4.46	4.80	.65

High-Income Bond Fund (since 2/8/84)	Class 1	18.08	–8.59	2.44	4.53	8.99	.48
	Class 2	17.93	–8.68	2.20	4.27	8.64	.73
	Class 3	17.88	–8.73	2.27	4.34	8.80	.66

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of December 31, 2008, the funds’ most recent fiscal year-end. From September 1, 2004, through December 31, 2008, the series’ investment adviser waived a portion of its management fees as described in the funds’ annual report. Results shown reflect the waivers, without which the results would have been lower. Please see the Financial Highlights table in this report for details.

American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Europe
United Kingdom	7.3%
France	5.7
Germany	4.9
Netherlands	3.8
Switzerland	3.2
Belgium	2.8
Spain	2.7
Denmark	2.5
Other	4.2

37.1

The Americas
United States	26.7
Brazil	2.8
Mexico	2.3
Canada	1.7
Chile	.7

34.2

Asia/Pacific Basin
Japan	5.6%
China	2.9
Australia	2.7
India	2.6
South Korea	2.5
Taiwan	1.1
Other	1.4

18.8

Short-term securities & other assets less liabilities	9.9

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

Special characteristics: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company — not by country or region — relying on thorough research to find the best opportunities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Global Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Growth Fund gained 14.01% for the six months ended June 30, 2009, outpacing the MSCI World Index, which gained 6.79%.

Stock markets around the world whipsawed during the period. The volatility has been challenging, but we have had some success investing in companies whose prices fell to levels that we believed were unsustainably low. We made some fairly significant investments in metals and mining stocks and in retailing stocks that our investment analysts believed had better prospects than market prices reflected. We also invested in energy companies that had been hurt in the market by the expectation of continued low demand for petroleum products. We continue to see long-term value in information technology companies that have a strong track record of innovation and the development of high-quality products.

We are focused on investing in companies that are well-known to our analysts and in which our analysts and portfolio counselors agree there is long-term value. That approach has served us reasonably well over time, but it may still be a bumpy ride in the near term. This is precisely the time when we need to maintain our resolve.

American Funds Insurance Series

Global Small Capitalization Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Global Small Capitalization Fund gained 27.02% for the six months ended June 30, 2009, surpassing its benchmark, the S&P Global <$3 Billion Index, which was up 20.13%. The fund’s peer group, the Lipper Global Small-Cap Funds Average, advanced 15.95%.

Stocks of small-capitalization companies did well for the period but are still down over the past year. The fund’s significant investment in companies outside the U.S., particularly in Asia, proved beneficial during the period. The bounce-back in developing markets has contributed to the recent success of the fund.

The fund continues to invest in a diverse group of companies across various regions and industries. We have put more of the fund’s cash holdings to work to take advantage of strong companies at lower prices. Though our short-term view is cautious, we are optimistic about the long term.

Where the fund’s assets were invested based on total net assets as of June 30, 2009

The Americas
United States	36.6%
Canada	2.2
Brazil	1.9

40.7

Asia/Pacific Basin
Hong Kong	6.5
China	4.2
Australia	4.1
India	2.9
Singapore	2.7
Japan	1.9
Thailand	1.9
South Korea	1.5
Other	2.8

28.5

Europe
United Kingdom	8.1%
Greece	4.7
Germany	1.4
Italy	1.1
Other	6.1

21.4

Other regions	.1

Short-term securities & other assets less liabilities	9.3

Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world.

Special characteristics: Typically invests at least 80% of assets in stocks of companies with market capitalizations ranging from $50 million to $3.5 billion.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Objective: Seeks long-term growth of capital by investing primarily in U.S. common stocks.

Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth Fund gained 12.94% for the six months ended June 30, 2009, outpacing its benchmark, the S&P 500, which gained 3.19%.

The fund invests primarily in U.S. companies, which in general trailed companies outside the U.S. during the period. Despite this, the fund made strides, particularly in companies in the energy, materials, consumer discretionary and information technology sectors. We have increased our investment in health care companies; though their returns were fairly flat this period, we expect that they will do well over the longer term. Over the past year, we have been steadily decreasing our holdings in energy companies.

We believe that even as the economy begins to recover, the markets will remain fairly choppy for the time being as investors start taking profits. We believe that inflation could play a larger role going forward, but we also believe that the fund is well-positioned for this outcome because of our holdings in companies that can be flexible with pricing. We will continue to scrutinize the companies in the portfolio with an eye toward long-term growth.

American Funds Insurance Series

International Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

International Fund gained 15.18% for the six months ended June 30, 2009, narrowly ahead of its benchmark, the MSCI ACWI (All Country World Index) ex USA, which rose 14.35%.

After starting the year in negative territory, many stock markets outside the U.S. advanced during the period, and developing countries had the highest returns. The fund took advantage of volatility in the cyclical sectors by buying stocks of companies in the banking, media, consumer durables and automotive industries. The fund reduced some holdings in the real estate and materials industry groups.

We continue to believe, in general, that developing markets will grow faster than developed markets over time. As a result, we have tried to emphasize investing in those companies that will benefit the most from the faster growth of developing economies, regardless of where the companies are based.

We encourage investors to maintain a long-term perspective and to continue to use the fund as part of a diversified global investment strategy.

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Europe
France	11.5%
Germany	11.4
United Kingdom	9.2
Switzerland	8.1
Spain	4.7
Russia	3.3
Italy	2.8
Ireland	1.5
Sweden	1.4
Belgium	1.3
Hungary	1.1
Austria	1.1
Netherlands	1.0
Other	1.6

60.0

Asia/Pacific Basin
Japan	7.9
China	2.4
Taiwan	2.3
Hong Kong	2.1
India	2.0%
South Korea	1.1
Philippines	1.0
Other	1.3

20.1

The Americas
Brazil	2.9
Mexico	2.0
Canada	.2

5.1

Other regions
South Africa	2.4
Israel	1.9
Egypt	.1

4.4

Short-term securities & other assets less liabilities	10.4

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.

Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Europe
United Kingdom	6.5%
Turkey	3.4
Russia	3.1
Spain	2.8
Switzerland	2.5
France	1.7
Germany	1.7
Slovenia	1.5
Denmark	1.3
Belgium	1.2
Italy	1.2
Finland	1.1
Other	2.9

30.9

The Americas
Brazil	9.8
United States	8.7
Mexico	6.2
Colombia	2.1
Canada	1.3
Other	1.1

29.2

Asia/Pacific Basin
China	5.3%
India	5.1
Japan	3.2
Indonesia	2.0
Australia	1.8
South Korea	1.6
Malaysia	1.3
Hong Kong	1.3
Taiwan	1.2
Other	2.1

24.9

Other regions
South Africa	2.2
Israel	2.1
Other	.3

4.6

Short-term securities & other assets less liabilities	10.4

Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries that have developing economies and/or markets. The fund also may invest in bonds.

Special characteristics: Invests in securities of issuers based in qualified developing countries and in the developed world with significant assets or revenues attributable to developing countries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

New World Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

New World Fund gained 19.96% during the six months ended June 30, 2009. During that time, the MSCI ACWI (All Country World Index) rose 9.59%, while the MSCI Emerging Markets Index advanced 36.22%.

After recording steep declines in 2008, stock markets in developing countries rallied, particularly in Brazil, Russia, India and China. Emerging-market country debt also did well during the period, contributing to fund results. The fund’s holdings in cash, which helped stabilize returns during the downturn, were less beneficial during the bounce-back, and we have reduced the fund’s holdings in cash during the period.

The fund’s ability to invest in stocks of companies based in both developed and developing markets, as well as in bonds of companies in developing markets, gives us the flexibility to adapt to changing conditions. We have purchased securities of many companies that have thus far weathered the crisis and, as a result, are well-positioned to benefit from the improved financial landscape. We believe that these holdings have the potential to provide very positive returns, especially if markets continue to recover.

American Funds Insurance Series

Blue Chip Income and Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Blue Chip Income and Growth Fund gained 2.94% for the six months ended June 30, 2009, trailing the S&P 500, which gained 3.19%.

Because the fund invests primarily in stocks of companies based in the United States, and since these companies did not gain as much as those outside the U.S. over the short term, results were muted for the period.

Our hope is that we have endured the worst of the current economic downturn and that we may begin to see a recovery in business activity by the end of the year. The more critical question now is what might occur after an initial rebound in activity. It is our opinion that the next few years may be subdued ones compared with recent decades. That, in large measure, would reflect the deterioration of the financial net worth of consumers after severe declines in home values and stock prices.

We continue to scrutinize thousands of companies to select high-quality enterprises with strong management teams and the potential for growth, and that appear attractively valued.

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Objective: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

Special characteristics: Invests at least 90% of its assets in equity securities, primarily in dividend-paying common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Growth-Income Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth-Income Fund gained 7.89% for the six months ended June 30, 2009, while the fund’s benchmark, the S&P 500, gained 3.19%.

The efforts by the United States and governments around the world to stabilize deteriorating credit markets have helped to improve conditions. However, the length and depth of the economic contraction exceeds anything we have seen since the 1930s. Not surprisingly, the equity and corporate bond markets have amply reflected investors’ concern. The S&P 500 declined 55% from its high on October 9, 2007, to its low on March 9, 2009. The rally since then has been dramatic, but the market has not yet fully recovered.

In the short term, the fund’s ability to invest a certain percentage of its assets in securities of issuers outside the U.S. proved beneficial, as these investments recorded positive returns for the period. We continue to pay close attention to the companies in which we invest and to rely on our comprehensive research effort in all our decisions.

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks or other securities that appear to offer potential for capital appreciation and/or dividends.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Asset Allocation Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Asset Allocation Fund gained 5.67% for the six months ended June 30, 2009, surpassing the S&P 500, which was up 3.19%. On the bond side, the Barclays Capital U.S. Aggregate Index gained 1.90%.

The fund’s diversified portfolio proved beneficial during the period, as the fund outpaced both its equity and fixed-income benchmarks. Within its equity holdings, the fund’s investments in energy, materials and information technology companies contributed to positive results. Stocks of companies in the utilities, financials and industrials sectors detracted from results.

The bond portfolio was particularly helped by investments in high-yield securities, which had very strong returns following a period of steep declines. Over the past six months, we have decreased the cash position of the fund and have increased our investments in U.S. equities. We believe that the fund’s ability to invest in a broad range of securities will allow us to respond to dynamic market conditions and continue to pursue the fund’s objective.

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Objective: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Objective: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Bond Fund gained 5.96% for the six months ended June 30, 2009, while the Barclays Capital U.S. Aggregate Index gained 1.90%.

Investors in bond markets have begun to embrace risk again, which has helped corporate bonds, particularly those of lower quality. We took advantage of improved conditions to progressively upgrade the credit quality of the portfolio by selling off some high-yield assets as prices were rising.

The fund’s exposure to financials proved beneficial, and exposure to corporate bonds had a positive impact in general. We have lowered the fund’s exposure to mortgages, but this asset class has helped the fund in that it has done better than U.S. Treasuries.

Fundamentals in the market have improved, but liquidity has improved even more dramatically and that has helped to tighten credit spreads. Recovery from the financial crisis seems to be under way, as evidenced by credit spreads and improved interbank lending, but some challenges remain, such as continued weakness in the economy, housing and employment.

American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Objective: Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

High-Income Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

High-Income Bond Fund gained 17.93% during the six months ended June 30, 2009, while the Credit Suisse High Yield Index advanced 27.22%.

High-yield bonds rebounded sharply over the past few months, as hints of the economy having bottomed and stabilization in the banking system increased investors’ appetite for risk. Demand was driven in part by investor dissatisfaction with the low absolute level of interest rates on U.S. Treasuries and similar high-quality debt, which helped push high-yield bond prices higher. The fund’s holdings in issues of companies in the media, oil and gas, business services, wireless telecommunications and health care industries contributed to results. Conversely, holdings in the debt of electric utilities, building products, thrifts and mortgage finance, and semiconductor companies detracted from results.

The fund held a larger position in cash and money market securities than usual, and we have been working to get that invested. Overall, we look for good, long-term values that can survive in this market. We are also constantly monitoring the portfolio to reduce positions in securities that have an elevated probability of default with little expectation for a decent return.

American Funds Insurance Series

Global Growth Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets

Samsung Electronics	2.48%
Microsoft	2.13
Telefónica	2.04
Novo Nordisk	1.85
América Móvil	1.79
Koninklijke KPN	1.61%
Anheuser-Busch InBev	1.56
Roche	1.49
Yahoo	1.45
Cisco Systems	1.32

	Shares	Value (000)	Percent of net assets
Common stocks — 89.89%

Information technology — 16.17%

Samsung Electronics Co., Ltd.[1]	229,060	$106,204	2.48%
Microsoft Corp.	3,830,000	91,039	2.13
Yahoo! Inc.[2]	3,962,200	62,048	1.45
Cisco Systems, Inc.[2]	3,021,500	56,321	1.32
Google Inc., Class A2	111,200	46,881	1.10
Oracle Corp.	2,050,000	43,911	1.03
SAP AG1	510,300	20,567.67
SAP AG (ADR)	200,000	8,038
Hewlett-Packard Co.	700,000	27,055.63
Applied Materials, Inc.	2,301,000	25,242.59
Other securities		203,661	4.77

		690,967	16.17

Consumer staples — 11.24%

Anheuser-Busch InBev NV1	1,845,024	66,773	1.56
Unilever NV, depository receipts[1]	2,088,000	50,375	1.18
Avon Products, Inc.	1,695,800	43,718	1.02
Diageo PLC[1]	1,965,000	28,206.66
C&C Group PLC[1]	8,000,000	27,009.63
Other securities		264,173	6.19

		480,254	11.24

Health care — 10.04%

Novo Nordisk A/S, Class B1	1,455,200	79,113	1.85
Roche Holding AG1	468,500	63,771	1.49
UCB SA1	1,575,677	50,494	1.18
Other securities		235,838	5.52

		429,216	10.04

Financials — 9.75%

Macquarie Group Ltd.[1]	1,400,000	43,984	1.03
DLF Ltd.[1]	6,000,000	38,950.91
Allianz SE1	392,000	36,237.85
Prudential PLC[1]	4,232,269	28,784.67
UBS AG1,2	2,312,053	28,302.66
Royal Bank of Scotland Group PLC[1,2]	43,551,497	27,682.65
China Life Insurance Co. Ltd., Class H1	7,034,000	25,974.61
Banco Santander, SA1	2,100,148	25,336.59
Other securities		161,704	3.78

		416,953	9.75

American Funds Insurance Series

Global Growth Fund

	Shares	Value (000)	Percent of net assets
Common stocks

Consumer discretionary — 9.44%

Toyota Motor Corp.[1]	1,452,900	$54,923	1.29%
Virgin Media Inc.[2]	4,860,000	45,441	1.06
Honda Motor Co., Ltd.[1]	1,408,800	38,573.90
GOME Electrical Appliances Holding Ltd.[1]	154,457,000	38,467.90
News Corp., Class A	3,883,407	35,378.83
Other securities		190,641	4.46

		403,423	9.44

Telecommunication services — 8.96%

Telefónica, SA1	3,837,799	86,994	2.04
América Móvil, SAB de CV, Series L (ADR)	1,807,000	69,967	1.79
América Móvil, SAB de CV, Series L	3,350,000	6,470
Koninklijke KPN NV1	5,010,830	69,006	1.61
SOFTBANK CORP.[1]	2,060,000	40,003.94
Other securities		110,357	2.58

		382,797	8.96

Materials — 6.32%

Xstrata PLC[1]	3,044,400	33,560.79
Sigma-Aldrich Corp.	659,649	32,692.76
Alcoa Inc.	3,025,000	31,248.73
Sociedad Química y Minera de Chile SA, Class B (ADR)	750,992	27,179.64
Other securities		145,572	3.40

		270,251	6.32

Energy — 6.25%

TOTAL SA1	990,000	53,603	1.25
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	28,686	1.11
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	560,000	18,682
Reliance Industries Ltd.[1,2]	938,000	39,690.93
Royal Dutch Shell PLC, Class B1	574,666	14,501.62
Royal Dutch Shell PLC, Class B (ADR)	233,643	11,883
Other securities		100,254	2.34

		267,299	6.25

Industrials — 5.39%

KBR, Inc.	1,713,000	31,588.74
Vestas Wind Systems A/S1,2	357,370	25,697.60
United Technologies Corp.	492,000	25,564.60
Other securities		147,443	3.45

		230,292	5.39

Utilities — 3.52%

GDF Suez[1]	1,141,805	42,642	1.00
Other securities		107,681	2.52

		150,323	3.52

Miscellaneous — 2.81%

Other common stocks in initial period of acquisition		120,020	2.81

Total common stocks (cost: $3,853,094,000)		3,841,795	89.89

American Funds Insurance Series

Global Growth Fund

	Value (000)	Percent of net assets

Preferred stocks — 0.17%

Financials — 0.17%

Other securities	$7,215.17%

Total preferred stocks (cost: $6,891,000)	7,215.17

Rights & warrants — 0.06%

Miscellaneous — 0.06%

Other rights & warrants in initial period of acquisition	2,712.06

Total rights & warrants (cost: $2,652,000)	2,712.06

Short-term securities — 11.20%

	Principal amount (000)

Freddie Mac 0.15%–0.58% due 8/11–10/6/2009	$152,200	152,140	3.56
U.S. Treasury Bills 0.17%–0.305% due 7/16–8/27/2009	95,100	95,090	2.23
Fannie Mae 0.11%–0.52% due 7/1–7/29/2009	31,600	31,600.74
Federal Home Loan Bank 0.21%–0.40% due 7/2–9/29/2009	29,100	29,086.68
Total Capital SA 0.24% due 9/22/2009[3]	14,300	14,296.33
Other securities		156,541	3.66

Total short-term securities (cost: $478,709,000)		478,753	11.20

Total investment securities (cost: $4,341,346,000)		4,330,475	101.32
Other assets less liabilities		(56,319)	(1.32)

Net assets		$4,274,156	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,384,000, which represented .03% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the six months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/09 (000)

AMG Advanced Metallurgical Group NV4	1,600,800	—	1,600,800	—	—	—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,304,310,000, which represented 53.91% of the net assets of the fund. This amount includes $2,291,119,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $95,515,000, which represented 2.23% of the net assets of the fund.

[4]	Unaffiliated issuer at 6/30/2009.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets
Jumbo	2.89%

Xinao Gas Holdings	2.41

Heritage Oil	1.53

African Minerals	1.39

Fourlis	1.39

NuVasive	1.33%

Illumina	1.21

Volcano Corp.	1.16

Karoon Gas Australia	1.11

Semtech	1.11

	Shares	Value (000)	Percent of net assets

Common stocks — 90.21%

Consumer discretionary — 15.72%

Jumbo SA1,2	7,800,170	$75,662	2.89%
Fourlis[1,2]	2,804,285	36,297	1.39
Parkson Retail Group Ltd.[1]	12,215,500	17,423.67
priceline.com Inc.[3]	150,000	16,733.64
Pantaloon Retail (India) Ltd.[1]	2,500,000	15,915.61
Central European Media Enterprises Ltd., Class A3	790,000	15,555.59
Lions Gate Entertainment Corp.[3]	2,750,000	15,400.59
Other securities		218,588	8.34

		411,573	15.72

Information technology — 14.49%

Semtech Corp.[3]	1,820,000	28,956	1.11
Kingboard Chemical Holdings Ltd.[1]	11,482,000	28,541	1.09
Kingboard Laminates Holdings Ltd.[1]	51,386,509	25,874.99
VTech Holdings Ltd.[1]	3,600,000	24,677.94
AAC Acoustic Technologies Holdings Inc.[1]	23,881,000	18,984.72
Hittite Microwave Corp.[3]	525,000	18,244.70
Intersil Corp., Class A	1,444,600	18,159.69
Ultimate Software Group, Inc.[3]	708,500	17,174.66
Global Unichip Corp.[1]	3,439,956	16,103.61
Other securities		182,740	6.98

		379,452	14.49

Industrials — 13.46%

Monster Worldwide, Inc.[3]	2,400,000	28,344	1.08
Intertek Group PLC[1]	1,125,000	19,388.74
MSC Industrial Direct Co., Inc., Class A	477,000	16,924.65
International Container Terminal Services, Inc.[1]	47,285,000	15,150.58
Other securities		272,656	10.41

		352,462	13.46

Health care — 13.29%

NuVasive, Inc.[3]	778,700	34,730	1.33
Illumina, Inc.[3]	813,500	31,678	1.21
Volcano Corp.[3]	2,170,478	30,343	1.16
Inverness Medical Innovations, Inc.[3]	752,500	26,774	1.02
Myriad Genetics, Inc.[3]	656,400	23,401.89
Masimo Corp.[3]	780,000	18,806.72
EGIS Nyrt.[1]	175,825	15,844.60
OJSC Pharmstandard (GDR)[1,3]	946,865	14,385.55
Cochlear Ltd.[1]	308,079	14,314.55
Nakanishi Inc.[1]	188,900	13,885.53
Other securities		123,892	4.73
		348,052	13.29

American Funds Insurance Series

Global Small Capitalization Fund

	Shares	Value (000)	Percent of net assets
Common stocks

Financials — 8.76%

Redwood Trust, Inc.	1,350,000	$19,926.76%
City National Corp.	495,000	18,231.70
SVB Financial Group[3]	625,000	17,012.65
Other securities		174,319	6.65

		229,488	8.76

Materials — 7.17%

African Minerals Ltd.[1,2,3]	6,905,000	26,734	1.39
African Minerals Ltd.[1,2,3,4]	2,480,000	9,602
European Goldfields Ltd.[1,3]	4,691,100	13,575.52
Jaguar Mining Inc.[3,4]	952,500	7,227.51
Jaguar Mining Inc.[3]	817,500	6,202
Other securities		124,316	4.75

		187,656	7.17

Energy — 4.54%

Heritage Oil Ltd.[1,3]	4,563,000	40,065	1.53
Karoon Gas Australia Ltd.[1,3]	4,000,000	29,097	1.11
BJ Services Co.	1,332,500	18,162.69
Other securities		31,537	1.21

		118,861	4.54

Consumer staples — 3.85%

China Agri-Industries Holdings Ltd.[1]	25,258,000	15,709.60
Kernel Holding SA1,3	1,555,000	15,533.59
Hypermarcas SA, ordinary nominative[3]	1,189,500	14,732.56
Whole Foods Market, Inc.	725,000	13,761.53
Other securities		41,219	1.57

		100,954	3.85

Utilities — 2.41%

Xinao Gas Holdings Ltd.[1]	36,763,000	63,042	2.41

Telecommunication services — 1.60%

True Corp. PCL[1,3]	334,880,000	23,154.88
Other securities		18,669.72

		41,823	1.60

Miscellaneous — 4.92%

Other common stocks in initial period of acquisition		128,863	4.92

Total common stocks (cost: $2,694,452,000)		2,362,226	90.21

American Funds Insurance Series

Global Small Capitalization Fund

	Value (000)	Percent of net assets
Rights & warrants — 0.05%

Other — 0.03%

Other securities	$902.03%

Miscellaneous — 0.02%

Other rights & warrants in initial period of acquisition	467.02

Total rights & warrants (cost: $3,823,000)	1,369.05

Convertible securities — 0.11%

Other — 0.11%

Other securities	2,796.11

Total convertible securities (cost: $4,538,000)	2,796.11

Bonds, notes & other debt instruments — 0.29%

Financials — 0.29%

Other securities	7,478.29

Total bonds, notes & other debt instruments (cost: $7,504,000)	7,478.29

	Principal amount (000)

Short-term securities — 8.96%

Freddie Mac 0.15%–0.25% due 7/13–10/22/2009	$47,400	47,369	1.81
Canada Bills 0.21%–0.50% due 7/7–10/13/2009	44,500	44,476	1.70
Federal Home Loan Bank 0.15%–0.22% due 8/10–8/25/2009	27,700	27,693	1.06
Nestlé Finance International Ltd. 0.20% due 7/6/2009	15,100	15,099	1.04
Nestlé Capital Corp. 0.20% due 7/6/2009[5]	12,100	12,100
Calyon North America Inc. 0.26%–0.30% due 7/1–8/3/2009	17,700	17,697.68
U.S. Treasury Bills 0.215% due 7/30/2009	15,400	15,398.59
Other securities		54,792	2.08

Total short-term securities (cost: $234,613,000)		234,624	8.96

Total investment securities (cost: $2,944,930,000)		2,608,493	99.62
Other assets less liabilities		10,077.38

Net assets		$2,618,570	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/09 (000)

Jumbo SA1	7,800,170	—	—	7,800,170	$—	$75,662
African Minerals Ltd.[1,3]	6,905,000	—	—	6,905,000	—	26,734
African Minerals Ltd.[1,3,4]	2,480,000	—	—	2,480,000	—	9,602
Fourlis[1]	2,804,285	—	—	2,804,285	1,270	36,297
Allied Gold Ltd.[1,3]	22,715,274	3,325,000	—	26,040,274	—	8,695
Allied Gold Ltd. (GBP denominated)[1,3]	3,800,000	—	—	3,800,000	—	1,329
OSIM International Ltd[1,3]	28,920,000	6,426,667	—	35,346,667	—	9,123
OSIM International Ltd, rights, expire 2009	—	6,426,667	6,426,667	—	—	—
Rambler Media Ltd.[1,3]	924,894	—	—	924,894	—	6,211
JVM Co., Ltd.[1,3]	411,500	—	—	411,500	—	4,602
Airesis SA1,3	3,294,151	—	—	3,294,151	—	2,738
CallWave, Inc.[6]	1,348,700	—	1,348,700	—	—	—
Horizon North Logistics Inc.[3,6]	5,700,000	—	733,600	4,966,400	—	—
Ondine Biopharma Corp.[3,4,6]	2,620,000	—	—	2,620,000	—	—
Ondine Biopharma Corp.[3,6]	400,000	—	—	400,000	—	—
Ondine Biopharma Corp. (GBP denominated)[1,3,4,6]	490,000	—	—	490,000	—	—

					$1,270	$180,993

American Funds Insurance Series

Global Small Capitalization Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,311,045,000, which represented 50.07% of the net assets of the fund. This amount includes $1,307,568,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Security did not produce income during the last 12 months.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
African Minerals Ltd.	12/12/2006	$5,606	$9,602.37%
Jaguar Mining Inc.	3/22/2006	4,293	7,227.28
Other restricted securities		75,009	18,871.71

Total restricted securities		$84,908	$35,700	1.36%

[5]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $33,648,000, which represented 1.28% of the net assets of the fund.

[6]	Unaffiliated issuer at 6/30/2009.

Key to abbreviations

GDR = Global Depositary Receipts

GBP = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets

Google	3.09%
Cisco Systems	2.16
Wells Fargo	2.11
Microsoft	2.10
Berkshire Hathaway	2.09
Philip Morris International	1.92%
Barrick Gold	1.74
Apple	1.72
Gilead Sciences	1.64
Newmont Mining	1.48

	Shares	Value (000)	Percent of net assets
Common stocks — 93.21%

Information technology — 20.15%

Google Inc., Class A1	1,476,000	$622,267	3.09%
Cisco Systems, Inc.[1]	23,315,000	434,592	2.16
Microsoft Corp.	17,830,000	423,819	2.10
Apple Inc.[1]	2,435,000	346,817	1.72
Oracle Corp.	8,790,540	188,293.93
Fidelity National Information Services, Inc.	8,690,000	173,452.86
Lender Processing Services, Inc.[2]	5,785,000	160,650.80
QUALCOMM Inc.	3,250,000	146,900.73
Yahoo! Inc.[1]	9,365,000	146,656.73
Samsung Electronics Co., Ltd.[3]	310,000	143,732.71
EMC Corp.[1]	10,000,000	131,000.65
Other securities		1,142,653	5.67

		4,060,831	20.15

Energy — 12.85%

Suncor Energy Inc.	8,477,297	257,929	1.28
Canadian Natural Resources, Ltd.	4,625,700	243,481	1.21
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	174,575.87
Petro-Canada	4,130,300	159,598.79
Murphy Oil Corp.	2,698,800	146,599.73
Tenaris SA (ADR)	5,245,000	141,825.70
Noble Energy, Inc.	2,400,000	141,528.70
Petrohawk Energy Corp.[1]	5,490,000	122,427.61
BJ Services Co.	8,733,244	119,034.59
Other securities		1,082,901	5.37

		2,589,897	12.85

Consumer discretionary — 11.20%

Johnson Controls, Inc.	10,949,100	237,814	1.18
Target Corp.	5,362,800	211,670	1.05
Lowe’s Companies, Inc.	8,626,000	167,431.83
Best Buy Co., Inc.	4,100,000	137,309.68
Wynn Resorts, Ltd.[1]	3,720,000	131,316.65
CarMax, Inc.[1]	7,842,500	115,285.57
Other securities		1,256,423	6.24

		2,257,248	11.20

Financials — 10.59%

Wells Fargo & Co.	17,518,896	425,009	2.11
Berkshire Hathaway Inc., Class A1	4,681	421,290	2.09
Bank of America Corp.	18,530,000	244,596	1.21
Goldman Sachs Group, Inc.	1,000,000	147,440.73
Aon Corp.	3,130,000	118,533.59
Other securities		778,199	3.86

		2,135,067	10.59

American Funds Insurance Series

Growth Fund

	Shares	Value (000)	Percent of net assets
Common stocks

Materials — 10.33%

Barrick Gold Corp.	10,500,000	$352,275	1.74%
Newmont Mining Corp.	7,305,000	298,555	1.48
Monsanto Co.	3,295,000	244,950	1.22
Rio Tinto PLC[3]	6,134,233	213,448	1.06
Potash Corp. of Saskatchewan Inc.	1,800,000	167,490.83
Freeport-McMoRan Copper & Gold Inc.	2,803,700	140,493.70
Gold Fields Ltd.[3]	10,000,000	120,838.60
Other securities		543,971	2.70

		2,082,020	10.33

Health care — 9.16%

Gilead Sciences, Inc.[1]	7,100,000	332,564	1.64
Roche Holding AG3	1,312,500	178,654.89
Other securities		1,336,264	6.63

		1,847,482	9.16

Industrials — 8.62%

First Solar, Inc.[1]	1,286,595	208,583	1.04
Iron Mountain Inc.[1]	7,245,000	208,294	1.03
Boeing Co.	3,665,000	155,763.77
Other securities		1,165,100	5.78

		1,737,740	8.62

Consumer staples — 5.59%

Philip Morris International Inc.	8,895,000	388,000	1.92
Coca-Cola Co.	4,515,000	216,675	1.08
Wal-Mart Stores, Inc.	3,655,000	177,048.88
Other securities		345,056	1.71

		1,126,779	5.59

Telecommunication services — 2.11%

Other securities		425,493	2.11

Utilities — 1.51%

Other securities		304,400	1.51

Miscellaneous — 1.10%

Other common stocks in initial period of acquisition		221,222	1.10

Total common stocks (cost: $20,550,710,000)		18,788,179	93.21

American Funds Insurance Series

Growth Fund

	Shares	Value (000)	Percent of net assets
Rights & warrants — 0.14%

Materials — 0.14%

Rio Tinto PLC, rights, expire 2009[1,3]	2,485,472	$28,528.14%

Total rights & warrants (cost: $39,180,000)		28,528.14

Convertible securities — 0.05%

Miscellaneous — 0.05%

Other convertible securities in initial period of acquisition		10,062.05

Total convertible securities (cost: $8,750,000)		10,062.05

Bonds, notes & other debt instruments — 0.00%

Financials — 0.00%

Other securities		158.00

Total bonds, notes & other debt instruments (cost: $37,371,000)		158.00

	Principal amount (000)
Short-term securities — 6.54%

Federal Home Loan Bank 0.19%–0.27% due 7/1–10/5/2009	$321,850	321,758	1.60
U.S. Treasury Bills 0.155%–1.40% due 7/2–12/17/2009	253,910	253,863	1.26
Fannie Mae 0.18%–0.355% due 7/1–8/25/2009	184,200	184,161.91
Pfizer Inc 0.18%–0.22% due 7/8–8/11/2009[4]	128,600	128,581.64
Freddie Mac 0.205%–0.75% due 7/9–10/19/2009	112,738	112,699.56
Coca-Cola Co. 0.30% due 7/22/2009[4]	8,800	8,799.04
NetJets Inc. 0.18% due 8/19/2009[4]	3,800	3,799.02
Other securities		304,286	1.51

Total short-term securities (cost: $1,317,875,000)		1,317,946	6.54

Total investment securities (cost: $21,953,886,000)		20,144,873	99.94
Other assets less liabilities		11,121.06

Net assets		$20,155,994	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $103,278,000, which represented .51% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/09 (000)

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$1,157	$160,650
Chipotle Mexican Grill, Inc., Class B1	1,195,200	—	—	1,195,200	—	83,413
Chipotle Mexican Grill, Inc., Class A1	920,000	—	432,491	487,509	—	39,001
Core Laboratories NV	1,197,700	—	—	1,197,700	204	104,380
Pacific Rubiales Energy Corp.[1]	12,550,000	—	—	12,550,000	—	103,531
Panalpina Welttransport (Holding) AG3	1,483,282	60,970	260,000	1,284,252	2,250	93,597
Digital River, Inc.[1]	2,625,000	—	550,000	2,075,000	—	75,364
Uranium One Inc.[1]	24,544,500	1,000,000	—	25,544,500	—	58,670
lululemon athletica inc.[1]	4,185,000	—	—	4,185,000	—	54,530
Blue Nile, Inc.[1]	1,043,000	—	—	1,043,000	—	44,838
Minerals Technologies Inc.	1,025,000	—	—	1,025,000	102	36,921
Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	85	23,223
KGen Power Corp.[1,3]	3,166,128	—	—	3,166,128	—	17,414
DataPath, Inc.[5]	2,819,968	—	2,819,968	—	—	—
Graco Inc.[5]	3,018,707	—	443,707	2,575,000	1,134	—

					$4,932	$895,532

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,575,148,000, which represented 7.81% of the net assets of the fund. This amount includes $1,549,740,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[4]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $423,270,000, which represented 2.10% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2009.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets

Bayer	4.21%
Gazprom	2.97
América Móvil	2.01
Inditex	2.00
Novartis	1.99
Credit Suisse	1.97%
Teva Pharmaceutical Industries	1.89
MTN Group	1.86
Nestlé	1.68
Banco Santander	1.50

	Shares	Value (000)	Percent of net assets
Common stocks — 89.35%

Financials — 16.14%

Credit Suisse Group AG1	3,294,113	$150,451	1.97%
Banco Santander, SA1	9,521,231	114,865	1.50
BNP Paribas SA1	1,723,778	111,827	1.46
AXA SA1	5,071,611	95,850	1.25
Itaú Unibanco Banco Múltiplo SA (ADR)	5,255,591	83,196	1.09
Bank of China Ltd., Class H1	161,848,000	76,694	1.00
Prudential PLC[1]	11,175,242	76,004.99
Société Générale[1]	946,512	51,625.67
Other securities		474,979	6.21

		1,235,491	16.14

Consumer discretionary — 13.29%

Industria de Diseño Textil, SA1	3,181,000	152,822	2.00
Fiat SpA[1,2]	11,245,000	114,041	1.49
Esprit Holdings Ltd.[1]	14,785,900	82,333	1.08
British Sky Broadcasting Group PLC[1]	9,057,500	67,914.89
adidas AG1	1,566,000	59,651.78
Marks and Spencer Group PLC[1]	9,880,000	49,841.65
Other securities		490,289	6.40

		1,016,891	13.29

Health care — 12.84%

Bayer AG, non-registered shares[1]	6,000,023	322,074	4.21
Novartis AG1	3,739,613	152,012	1.99
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	144,467	1.89
Merck KGaA[1]	972,655	99,131	1.29
Roche Holding AG1	652,302	88,790	1.16
Richter Gedeon NYRT[1]	307,000	55,028.72
Other securities		121,594	1.58

		983,096	12.84

Telecommunication services — 9.73%

América Móvil, SAB de CV, Series L (ADR)	3,961,500	153,389	2.01
MTN Group Ltd.[1]	9,265,900	142,525	1.86
Telefónica, SA1	4,160,000	94,298	1.23
Philippine Long Distance Telephone Co.[1]	1,254,800	62,448
Philippine Long Distance Telephone Co. (ADR)	340,000	16,905	1.04
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	77,865,500	57,716.76
Other securities		217,266	2.83

		744,547	9.73

American Funds Insurance Series

International Fund

	Shares	Value (000)	Percent of net assets
Common stocks

Energy — 8.10%

OAO Gazprom (ADR)[1]	11,159,300	$227,393	2.97%
Aker Solutions ASA[1]	7,945,000	65,973.86
Reliance Industries Ltd.[1,2]	1,527,500	64,634.84
Eni SpA[1]	2,599,000	61,636.81
Royal Dutch Shell PLC, Class B1	2,122,719	53,565.70
Other securities		147,080	1.92

		620,281	8.10

Information technology — 7.51%

SAP AG1	2,340,000	94,309	1.23
HOYA CORP.[1]	4,158,300	83,255	1.09
Canon, Inc.[1]	1,534,500	49,941.65
Other securities		347,068	4.54

		574,573	7.51

Industrials — 7.04%

Siemens AG1	1,591,000	110,110	1.44
Ryanair Holdings PLC (ADR)[2]	3,311,400	94,011	1.23
SMC Corp.[1]	831,200	89,086	1.16
Wolseley PLC[1,2]	3,188,152	60,920.79
Samsung Engineering Co., Ltd.[1]	828,750	54,893.72
Other securities		129,971	1.70

		538,991	7.04

Consumer staples — 5.76%

Nestlé SA1	3,404,800	128,566	1.68
Anheuser-Busch InBev NV1	2,612,414	94,546	1.24
Pernod Ricard Co.[1]	857,754	54,135.71
Other securities		163,319	2.13

		440,566	5.76

Materials — 4.93%

ArcelorMittal[1]	2,927,500	96,113	1.26
Linde AG1	634,500	52,149.68
Rio Tinto PLC[1]	1,479,327	51,475.67
Other securities		177,966	2.32

		377,703	4.93

Utilities — 1.96%

GDF Suez[1]	2,401,164	89,673	1.17
Other securities		60,619.79

		150,292	1.96

Miscellaneous — 2.05%

Other common stocks in initial period of acquisition		157,070	2.05

Total common stocks (cost: $7,095,449,000)		6,839,501	89.35

American Funds Insurance Series

International Fund

	Value (000)	Percent of net assets
Preferred stocks — 0.13%

Financials — 0.13%

Other securities	$9,567.13%

Total preferred stocks (cost: $8,576,000)	9,567.13

Rights & warrants — 0.10%

Materials — 0.10%

Other securities	8,010.10

Total rights & warrants (cost: $7,223,000)	8,010.10

	Principal amount (000)
Short-term securities — 12.88%

Freddie Mac 0.20%–0.58% due 8/17–9/28/2009	$286,635	286,515	3.74
Federal Home Loan Bank 0.17%–0.58% due 7/2–9/23/2009	195,200	195,138	2.55
Fannie Mae 0.17%–0.70% due 7/13–11/16/2009	117,200	117,148	1.53
U.S. Treasury Bills 0.17%–0.305% due 7/16–9/24/2009	107,400	107,380	1.40
Caisse d’Amortissement de la Dette Sociale 0.45%–0.48% due 8/21/2009	50,700	50,685.66
Nestlé Finance International Ltd. 0.19% due 8/24/2009	34,000	33,985
Nestlé Capital Corp. 0.22% due 8/13/2009[3]	7,050	7,048.54
BNP Paribas Finance Inc. 0.37% due 7/13/2009	25,000	24,995.33
Other securities		162,665	2.13

Total short-term securities (cost: $985,510,000)		985,559	12.88

Total investment securities (cost: $8,096,758,000)		7,842,637	102.46

Other assets less liabilities		(188,060)	(2.46)

Net assets		$7,654,577	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $7,044,000, which represented .09% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,157,944,000, which represented 80.45% of the net assets of the fund. This amount includes $6,150,900,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $123,608,000, which represented 1.61% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

New World Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets
América Móvil	2.19%
Petróleo Brasileiro — Petrobras	1.84
Telefónica	1.83
Tesco	1.55
Samsung Electronics	1.44
Cochlear	1.38%
Toyota Motor	1.33
Krka	1.29
Anheuser-Busch InBev	1.24
Novo Nordisk	1.19

	Shares	Value (000)	Percent of net assets
Common stocks — 79.12%

Consumer staples — 13.36%

Tesco PLC[1]	4,242,418	$24,715	1.55%
Anheuser-Busch InBev NV1	546,000	19,760	1.24
Nestlé SA1	380,000	14,349.90
Coca-Cola Co.	287,000	13,773.86
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	393,000	11,600
Wal-Mart de México, SAB de CV, Series V	705,000	2,081.86
British American Tobacco PLC[1]	393,000	10,852.68
SABMiller PLC[1]	529,000	10,764.67
Beiersdorf AG1	220,000	10,368.65
Other securities		95,334	5.95

		213,596	13.36

Financials — 11.59%

DLF Ltd.[1]	2,800,000	18,177	1.14
Itaú Unibanco Banco Múltiplo SA, preferred nominative	534,500	8,472	1.03
Itaú Unibanco Banco Múltiplo SA (ADR)	508,257	8,046
Banco Santander, SA1	1,356,454	16,364	1.02
Türkiye Garanti Bankasi AS1,2	6,060,000	16,299	1.02
PT Bank Rakyat Indonesia (Persero) Tbk[1]	25,653,150	15,773.99
Housing Development Finance Corp. Ltd.[1]	290,000	14,213.89
Amil Participações SA, ordinary nominative	2,752,410	13,257.83
Industrial and Commercial Bank of China Ltd., Class H1	14,550,000	10,105.63
Other securities		64,597	4.04

		185,303	11.59

Telecommunication services — 8.25%

América Móvil, SAB de CV, Series L (ADR)	904,875	35,037	2.19
Telefónica, SA1	1,287,000	29,173	1.83
Telefónica 02 Czech Republic, AS1	610,000	13,872.87
China Telecom Corp. Ltd., Class H1	24,650,000	12,189.76
Other securities		41,587	2.60

		131,858	8.25

Information technology — 8.13%

Samsung Electronics Co., Ltd.[1]	49,725	23,055	1.44
Google Inc., Class A2	45,000	18,971	1.19
HTC Corp.[1]	1,102,000	15,515.97
Infosys Technologies Ltd.[1]	415,000	15,406.96
Nokia Corp.[1]	578,600	8,441
Nokia Corp. (ADR)	202,100	2,947.71
Other securities		45,565	2.86

		129,900	8.13

American Funds Insurance Series

New World Fund

	Shares	Value (000)	Percent of net assets
Common stocks

Industrials — 7.54%

Murray & Roberts Holdings Ltd.[1]	2,839,644	$18,520	1.16%
Schneider Electric SA1	153,326	11,723.73
China Railway Construction Corp. Ltd., Class H1,2	7,150,000	11,012.69
Other securities		79,284	4.96

		120,539	7.54

Materials — 7.14%

Holcim Ltd.[1,2]	316,075	18,014	1.13
Anglo American PLC (ZAR denominated)[1]	401,850	11,664.73
Antofagasta PLC[1]	1,200,000	11,647.73
Sigma-Aldrich Corp.	225,000	11,151.70
Other securities		61,638	3.85

		114,114	7.14

Energy — 6.31%

Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	545,200	22,342	1.84
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	212,000	7,072
OAO Gazprom (ADR)[1]	707,500	14,417.90
Saipem SpA, Class S1	466,000	11,372.71
Other securities		45,617	2.86

		100,820	6.31

Consumer discretionary — 5.25%

Toyota Motor Corp.[1]	563,400	21,298	1.33
Honda Motor Co., Ltd.[1]	485,000	13,279.83
Other securities		49,406	3.09

		83,983	5.25

Health care — 5.04%

Cochlear Ltd.[1]	475,000	22,070	1.38
Krka, dd, Novo mesto[1]	209,640	20,539	1.29
Novo Nordisk A/S, Class B1	350,320	19,045	1.19
Other securities		18,871	1.18

		80,525	5.04

Utilities — 2.41%

Cia. Energética de Minas Gerais — Cemig, preferred nominative	775,000	10,408.65
Other securities		28,049	1.76

		38,457	2.41

Miscellaneous — 4.10%

Other common stocks in initial period of acquisition		65,528	4.10

Total common stocks (cost: $1,222,113,000)		1,264,623	79.12

American Funds Insurance Series

New World Fund

			Value (000)	Percent of net assets
Rights & warrants — 0.06%

Miscellaneous — 0.06%

Other rights & warrants in initial period of acquisition			$906.06%

Total rights & warrants (cost: $467,000)			906.06

		Principal amount (000)
Bonds, notes & other debt instruments — 10.36%

Bonds & notes of governments outside the U.S. — 9.46%

Brazil (Federal Republic of) Global:
11.00% 2040		$13,375	17,468
5.875%–10.125% 2010–2037[3]		12,134	13,761
12.50% 2016-2022	BRL	4,100	2,330	3.11
Brazilian (Federal Republic of) 10.00% 2014–2017		18,100	8,181
Brazilian Treasury Bill 6.00% 2010–2045[4]		16,041	8,016
United Mexican States Government Global 5.625%–9.875% 2010–2040		$14,210	14,828
United Mexican States Government 7.75%–10.00% 2012–2024	MXN	100,671	8,085	1.43
Turkey (Republic of):
10.00%–16.00% 2011–2013[4]	TRY	15,851	10,831
6.75%–7.25% 2015–2036		$9,200	9,276	1.26
Colombia (Republic of) Global:
7.375%–11.75% 2012–2037		11,824	13,235
9.85%–12.00% 2010–2027	COP	10,882,000	5,397	1.17
Other securities			39,877	2.49

			151,285	9.46

Energy — 0.59%

Gaz Capital SA 6.51%–8.146% 2013–2037[5]		$3,800	5,978
Gazprom International SA 7.201% 2020[3]		1,467	1,404.49
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034		375	366
Other securities			1,630.10

			9,378.59

Other — 0.31%

Other securities			4,976.31

Total bonds, notes & other debt instruments (cost: $163,046,000)			165,639	10.36

American Funds Insurance Series

New World Fund

	Principal amount (000)	Value (000)	Percent of net assets
Short-term securities — 10.95%

Federal Home Loan Bank 0.17% due 7/15–8/6/2009	$31,200	$31,196	1.95%
Denmark (Kingdom of) 0.22% due 9/18/2009	25,000	24,981	1.56
Freddie Mac 0.38%–0.58% due 8/11–8/24/2009	22,800	22,794	1.43
Fannie Mae 0.17%–0.52% due 7/29–8/18/2009	19,900	19,895	1.25
U.S. Treasury Bills 0.305%–0.309% due 7/23–9/15/2009	19,800	19,795	1.24
General Electric Capital Corp. 0.15% due 7/1/2009	19,400	19,400	1.21
Pfizer Inc 0.22% due 8/4/2009[5]	17,400	17,397	1.09
BNP Paribas Finance Inc. 0.28% due 7/30/2009	12,500	12,497.78
Other securities		6,998.44

Total short-term securities (cost: $174,943,000)		174,953	10.95

Total investment securities (cost: $1,560,569,000)		1,606,121	100.49

Other assets less liabilities		(7,823)	(.49)

Net assets		$1,598,298	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $890,930,000, which represented 55.74% of the net assets of the fund. This amount includes $873,318,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2] Security did not produce income during the last 12 months.

[3] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[4] Index-linked bond whose principal amount moves with a government retail price index.

[5]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $33,677,000, which represented 2.11% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

MXN = Mexican pesos

TRY = New Turkish liras

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets

Microsoft	4.46%
AT&T	4.35
Hewlett-Packard	3.45
Merck	3.30
IBM	2.92
ConocoPhillips	2.66%
Medtronic	2.42
Target	2.34
Boeing	2.29
Schlumberger	2.28

	Shares	Value (000)	Percent of net assets
Common stocks — 92.47%

Information technology — 19.15%

Microsoft Corp.	5,580,000	$132,637	4.46%
Hewlett-Packard Co.	2,650,000	102,423	3.45
International Business Machines Corp.	830,000	86,669	2.92
Nokia Corp. (ADR)	4,500,000	65,610	2.21
Intel Corp.	2,200,000	36,410	1.22
Oracle Corp.	1,600,000	34,272	1.15
Yahoo! Inc.[1]	1,860,000	29,128.98
Texas Instruments Inc.	1,250,000	26,625.90
Cisco Systems, Inc.[1]	1,300,000	24,232.82
Other securities		30,788	1.04

		568,794	19.15

Health care — 17.56%

Merck & Co., Inc.	3,510,000	98,140	3.30
Medtronic, Inc.	2,060,000	71,873	2.42
Aetna Inc.	2,162,420	54,169	1.82
Amgen Inc.[1]	875,000	46,322	1.56
AstraZeneca PLC (ADR)	975,000	43,036	1.45
Eli Lilly and Co.	1,125,000	38,970	1.31
UnitedHealth Group Inc.	1,500,000	37,470	1.26
Abbott Laboratories	750,000	35,280	1.19
Pfizer Inc	1,900,000	28,500.96
Cardinal Health, Inc.	865,000	26,426.89
Bristol-Myers Squibb Co.	1,125,000	22,849.77
Other securities		18,789.63

		521,824	17.56

Industrials — 15.41%

Boeing Co.	1,600,000	68,000	2.29
General Electric Co.	5,100,000	59,772	2.01
United Parcel Service, Inc., Class B	850,000	42,491	1.43
United Technologies Corp.	760,000	39,490	1.33
CSX Corp.	850,000	29,435.99
Burlington Northern Santa Fe Corp.	340,000	25,004.84
Illinois Tool Works Inc.	650,000	24,271.82
Other securities		169,385	5.70

		457,848	15.41

Consumer discretionary — 10.44%

Target Corp.	1,765,000	69,665	2.34
Lowe’s Companies, Inc.	2,300,000	44,643	1.50
CBS Corp., Class B	6,000,000	41,520	1.40
Time Warner Inc.	1,453,333	36,609	1.23
Leggett & Platt, Inc.	2,000,000	30,460	1.03
Other securities		87,309	2.94

		310,206	10.44

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Shares	Value (000)	Percent of net assets
Common stocks

Energy — 7.63%

ConocoPhillips	1,880,000	$79,073	2.66%
Schlumberger Ltd.	1,250,000	67,637	2.28
Royal Dutch Shell PLC, Class A (ADR)	800,000	40,152	1.35
Other securities		39,953	1.34

		226,815	7.63

Telecommunication services — 7.08%

AT&T Inc.	5,200,000	129,168	4.35
Verizon Communications Inc.	2,000,000	61,460	2.07
Other securities		19,647.66

		210,275	7.08

Consumer staples — 5.60%

Walgreen Co.	1,107,083	32,548	1.09
PepsiCo, Inc.	550,000	30,228	1.02
Kimberly-Clark Corp.	555,000	29,099.98
Kellogg Co.	592,000	27,569.93
ConAgra Foods, Inc.	1,200,000	22,872.77
Other securities		24,080.81

		166,396	5.60

Financials — 4.80%

Bank of America Corp.	4,796,113	63,309	2.13
JPMorgan Chase & Co.	860,000	29,335.99
Other securities		49,821	1.68

		142,465	4.80

Utilities — 2.43%

Southern Co.	750,000	23,370.79
FPL Group, Inc.	400,000	22,744.77
Other securities		26,029.87

		72,143	2.43

Materials — 0.54%

Other securities		16,147.54

Miscellaneous — 1.83%

Other common stocks in initial period of acquisition		54,234	1.83

Total common stocks (cost: $3,166,751,000)		2,747,147	92.47

Preferred stocks — 0.01%

Financials — 0.01%

Other securities		469.01

Total preferred stocks (cost: $501,000)		469.01

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Value (000)	Percent of net assets
Rights & warrants — 0.00%

Financials — 0.00%

Other securities	—	.00%

Total rights & warrants (cost: $230,000)	—	.00

Convertible securities — 0.09%

Financials — 0.08%

Other securities	$2,468.08

Miscellaneous — 0.01%

Other convertible securities in initial period of acquisition	171.01

Total convertible securities (cost: $3,079,000)	2,639.09

Bonds, notes & other debt instruments — 0.09%

Financials — 0.09%

Other securities	2,557.09

Total bonds, notes & other debt instruments (cost: $2,192,000)	2,557.09

	Principal amount (000)
Short-term securities — 6.95%

U.S. Treasury Bills 0.187%–0.221% due 7/30–9/24/2009	$42,500	42,490	1.43
Pfizer Inc 0.18%–0.22% due 7/7–8/4/2009[2]	33,200	33,197	1.12
Federal Home Loan Bank 0.20%–0.27% due 7/16–9/11/2009	23,600	23,594.80
Abbott Laboratories 0.23% due 8/5/2009[2]	17,000	16,997.57
Merck & Co. Inc. 0.22% due 7/20/2009	16,200	16,198.55
PepsiCo Inc. 0.17% due 7/14/2009[2]	8,000	7,999.27
Medtronic Inc. 0.19% due 7/29/2009[2]	7,200	7,199.24
Jupiter Securitization Co., LLC 0.27% due 7/13/2009[2]	1,000	1,000.03
Other securities		57,694	1.94

Total short-term securities (cost: $206,363,000)		206,368	6.95

Total investment securities (cost: $3,379,116,000)		2,959,180	99.61
Other assets less liabilities		11,809.39

Net assets		$2,970,989	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,482,000, which represented .08% of the net assets of the fund. Some of these securities (with aggregate value of $69,000, which represented less than .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1] Security did not produce income during the last 12 months.

[2]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $105,889,000, which represented 3.56% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited

Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets

Microsoft	2.91%
Oracle	2.77
Yahoo	1.91
Hewlett-Packard	1.86
AT&T	1.49
Time Warner	1.49
Schlumberger	1.40
Philip Morris International	1.40
Google	1.39
Intel	1.36

	Shares	Value (000)	Percent of net assets
Common stocks — 85.94%

Information technology — 23.56%

Microsoft Corp.	24,650,100	$585,933	2.91%
Oracle Corp.	26,067,500	558,366	2.77
Yahoo! Inc.[1]	24,560,000	384,610	1.91
Hewlett-Packard Co.	9,685,000	374,325	1.86
Google Inc., Class A1	662,500	279,303	1.39
Intel Corp.	16,600,000	274,730	1.36
International Business Machines Corp.	2,500,000	261,050	1.29
Cisco Systems, Inc.[1]	12,400,000	231,136	1.15
Corning Inc.	11,500,000	184,690.92
SAP AG2	2,736,574	110,292
SAP AG (ADR)	920,000	36,975.73
Flextronics International Ltd.[1]	31,500,000	129,465.64
Other securities		1,339,103	6.63

		4,749,978	23.56

Consumer discretionary — 10.81%

Time Warner Inc.	11,899,589	299,751	1.49
Target Corp.	5,678,912	224,147	1.11
Lowe’s Companies, Inc.	9,930,477	192,750.95
Best Buy Co., Inc.	4,800,000	160,752.80
News Corp., Class A	14,500,200	132,097.65
Other securities		1,170,129	5.81

		2,179,626	10.81

Industrials — 10.33%

United Technologies Corp.	4,075,000	211,737	1.05
United Parcel Service, Inc., Class B	3,800,000	189,962.94
General Electric Co.	12,150,000	142,398.71
General Dynamics Corp.	2,357,000	130,554.65
Precision Castparts Corp.	1,654,000	120,792.60
CSX Corp.	3,466,623	120,049.60
Other securities		1,166,873	5.78

		2,082,365	10.33

Health care — 9.65%

Merck & Co., Inc.	7,500,000	209,700	1.04
Medtronic, Inc.	5,115,000	178,462.89
Abbott Laboratories	3,255,000	153,115.76
Schering-Plough Corp.	6,052,300	152,034.75
Aetna Inc.	6,000,000	150,300.75
Roche Holding AG2	925,000	125,909.62
Other securities		975,677	4.84

		1,945,197	9.65

American Funds Insurance Series

Growth-Income Fund

	Shares	Value (000)	Percent of net assets
Common stocks

Energy — 7.46%

Schlumberger Ltd.	5,225,000	$282,725	1.40%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	192,479
Royal Dutch Shell PLC, Class B (ADR)	831,402	42,285	1.18
Royal Dutch Shell PLC, Class B2	139,816	3,528
Chevron Corp.	2,913,200	192,999.96
ConocoPhillips	3,551,200	149,363.74
Other securities		640,780	3.18

		1,504,159	7.46

Consumer staples — 7.21%

Philip Morris International Inc.	6,475,000	282,440	1.40
PepsiCo, Inc.	4,568,419	251,080	1.25
Molson Coors Brewing Co., Class B	4,781,900	202,418	1.00
Avon Products, Inc.	5,207,674	134,254.67
Colgate-Palmolive Co.	1,767,323	125,020.62
Other securities		458,029	2.27

		1,453,241	7.21

Financials — 5.79%

Bank of America Corp.	13,341,452	176,107.87
JPMorgan Chase & Co.	4,247,900	144,896.72
HSBC Holdings PLC (Hong Kong)[2]	8,105,309	67,925.65
HSBC Holdings PLC (ADR)	1,538,570	64,266
Freddie Mac[1]	9,940,000	6,163.03
Other securities		708,780	3.52

		1,168,137	5.79

Telecommunication services — 4.23%

AT&T Inc.	12,077,400	300,003	1.49
Verizon Communications Inc.	6,014,831	184,836.91
Other securities		369,009	1.83

		853,848	4.23

Materials — 2.58%

Air Products and Chemicals, Inc.	2,000,000	129,180.64
Other securities		391,841	1.94

		521,021	2.58

Utilities — 2.25%

Exelon Corp.	3,035,000	155,422.77
Other securities		299,019	1.48

		454,441	2.25

Miscellaneous — 2.07%

Other common stocks in initial period of acquisition		417,699	2.07

Total common stocks (cost: $20,280,009,000)		17,329,712	85.94

American Funds Insurance Series

Growth-Income Fund

	Value (000)	Percent of net assets
Preferred stocks — 0.02%

Financials — 0.02%

Other securities	$4,123.02%

Total preferred stocks (cost: $3,840,000)	4,123.02

Rights & warrants — 0.03%

Financials — 0.00%

Other securities	—	.00

Miscellaneous — 0.03%

Other rights & warrants in initial period of acquisition	6,719.03

Total rights & warrants (cost: $14,634,000)	6,719.03

Convertible securities — 0.46%

Financials — 0.37%

Other securities	74,532.37

Miscellaneous — 0.09%

Other convertible securities in initial period of acquisition	19,238.09

Total convertible securities (cost: $114,732,000)	93,770.46

Bonds, notes & other debt instruments — 0.06%

Other — 0.06%

Other securities	12,652.06

Total bonds, notes & other debt instruments (cost: $11,504,000)	12,652.06

American Funds Insurance Series

Growth-Income Fund

	Principal amount (000)	Value (000)	Percent of net assets
Short-term securities — 13.60%

Federal Home Loan Bank 0.13%–0.27% due 7/1–9/11/2009	$661,886	$661,771	3.28%
U.S. Treasury Bills 0.155%–1.40% due 7/2–10/29/2009	595,390	595,272	2.95
Freddie Mac 0.20%–0.75% due 7/7–10/26/2009	571,400	571,119	2.83
Fannie Mae 0.18%–0.40% due 7/1–12/29/2009	239,900	239,772	1.19
Pfizer Inc 0.18%–0.34% due 7/7–12/28/2009[3]	130,800	130,691.65
Medtronic Inc. 0.19% due 7/9–7/30/2009[3]	88,000	87,983.44
Merck & Co. Inc. 0.20%–0.22% due 7/20–7/28/2009	73,100	73,089.36
Abbott Laboratories 0.17%–0.23% due 8/5–8/21/2009[3]	56,000	55,988.28
Other securities		325,870	1.62

Total short-term securities (cost: $2,741,527,000)		2,741,555	13.60

Total investment securities (cost: $23,166,246,000)		20,188,531	100.11
Other assets less liabilities		(22,718)	(.11)

Net assets		$20,165,813	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $1,228,000, which represented less than .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,541,054,000, which represented 7.64% of the net assets of the fund. This amount includes $1,466,026,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $508,472,000, which represented 2.52% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets

Johnson & Johnson	1.70%
Monsanto	1.59
Cisco Systems	1.56
Coca-Cola	1.53
IBM	1.51
BHP Billiton	1.46%
Hewlett-Packard	1.39
Chevron	1.38
Amgen	1.20
Oracle	1.19

	Shares	Value (000)	Percent of net assets
Common stocks — 66.94%

Information technology — 14.02%

Cisco Systems, Inc.[1]	6,810,000	$126,938	1.56%
International Business Machines Corp.	1,180,000	123,216	1.51
Hewlett-Packard Co.	2,930,000	113,244	1.39
Oracle Corp.	4,522,500	96,872	1.19
Microsoft Corp.	4,000,000	95,080	1.17
Applied Materials, Inc.	8,100,000	88,857	1.09
Yahoo! Inc.[1]	4,000,000	62,640.77
Google Inc., Class A1	145,000	61,131.75
Paychex, Inc.	2,420,000	60,984.75
Apple Inc.[1]	380,000	54,123.66
Other securities		259,853	3.18

		1,142,938	14.02

Materials — 8.61%

Monsanto Co.	1,740,000	129,352	1.59
BHP Billiton Ltd.[2]	4,340,000	118,978	1.46
Newmont Mining Corp.	2,165,000	88,483	1.09
Dow Chemical Co.	4,000,000	64,560.79
Vulcan Materials Co.	1,400,000	60,340.74
Praxair, Inc.	700,000	49,749.61
Other securities		190,137	2.33

		701,599	8.61

Health care — 8.31%

Johnson & Johnson	2,440,000	138,592	1.70
Amgen Inc.[1]	1,850,000	97,939	1.20
Abbott Laboratories	1,990,000	93,610	1.15
Wyeth	2,000,000	90,780	1.11
Boston Scientific Corp.[1]	5,500,000	55,770.68
Eli Lilly and Co.	1,500,000	51,960.64
Other securities		148,926	1.83

		677,577	8.31

Financials — 6.83%

JPMorgan Chase & Co.	2,650,000	90,392	1.11
ACE Ltd.	1,770,000	78,287.96
Wells Fargo & Co.	3,200,000	77,632.95
T. Rowe Price Group, Inc.	1,700,000	70,839.87
Marsh & McLennan Companies, Inc.	2,840,000	57,169.70
Berkshire Hathaway Inc., Class A1	600	54,000.66
Moody’s Corp.	2,035,000	53,622.66
Other securities		74,655.92

		556,596	6.83

American Funds Insurance Series

Asset Allocation Fund

	Shares	Value (000)	Percent of net assets
Common stocks

Industrials — 6.68%

Boeing Co.	2,250,000	$95,625	1.17%
Robert Half International Inc.	2,750,000	64,955.80
IDEX Corp.	1,950,000	47,911.59
Other securities		336,106	4.12

		544,597	6.68

Energy — 6.53%

Chevron Corp.	1,700,000	112,625	1.38
Schlumberger Ltd.	1,350,000	73,049.90
Smith International, Inc.	2,800,000	72,100.88
Suncor Energy Inc.	2,150,000	65,415.80
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,250,000	51,225.63
Other securities		158,038	1.94

		532,452	6.53

Consumer staples — 4.90%

Coca-Cola Co.	2,600,000	124,774	1.53
Philip Morris International Inc.	1,490,000	64,994.80
PepsiCo, Inc.	1,000,000	54,960.68
Other securities		154,259	1.89

		398,987	4.90

Consumer discretionary — 4.77%

Home Depot, Inc.	2,500,000	59,075.72
Johnson Controls, Inc.	2,650,000	57,558.71
Best Buy Co., Inc.	1,705,350	57,112.70
Other securities		214,986	2.64

		388,731	4.77

Telecommunication services — 1.94%

AT&T Inc.	3,300,000	81,972	1.01
Other securities		75,830.93

		157,802	1.94

Utilities — 1.47%

Other securities		119,723	1.47

Miscellaneous — 2.88%

Other common stocks in initial period of acquisition		234,753	2.88

Total common stocks (cost: $5,854,780,000)		5,455,755	66.94

Preferred stocks — 0.11%

Financials — 0.11%

Wells Fargo Capital XV 9.75%[3]	800,000	775.01
Other securities		8,282.10

Total preferred stocks (cost: $11,901,000)		9,057.11

American Funds Insurance Series

Asset Allocation Fund

	Value (000)	Percent of net assets
Rights & warrants — 0.08%

Other — 0.00%

Other securities	—	.00%

Miscellaneous — 0.08%

Other rights & warrants in initial period of acquisition	$6,646.08

Total rights & warrants (cost: $5,848,000)	6,646.08

	Principal amount (000)
Bonds, notes & other debt instruments — 26.28%

Bonds & notes of U.S. government & government agencies — 9.50%

U.S. Treasury:
3.875% 2010	$164,000	170,467
4.625% 2011	122,500	132,443
3.50% 2039	64,000	55,370	8.49
1.50%–8.875% 2009–2038[2,4]	306,937	333,845
Federal Home Loan Bank 5.25%–5.625% 2014–2016	28,670	28,993.36
Fannie Mae 6.25% 2029	15,575	18,186.22
Freddie Mac 6.625% 2009	1,070	1,084.01
Other securities		33,788.42

		774,176	9.50

Mortgage-backed obligations[5] — 6.73%

Fannie Mae 0%–7.50% 2009–2047	220,934	228,200	2.80
Freddie Mac 5.00%–7.50% 2016–2039[3]	110,081	113,395	1.39
Other securities		207,362	2.54

		548,957	6.73

Consumer discretionary — 1.98%

Other securities		161,200	1.98

Financials — 1.42%

JPMorgan Chase Bank NA 6.00% 2017	4,180	4,075.08
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[3]	2,560	2,053
Wells Fargo Capital XIII 7.70% (undated)[3]	585	486.07
Wells Fargo & Co. 4.375%–7.98% 2013–2017[3]	5,370	5,137
Other securities		103,869	1.27

		115,620	1.42

Industrials — 1.21%

Other securities		98,282	1.21

Utilities — 1.02%

Other securities		82,922	1.02

Health care — 0.95%

Abbott Laboratories 5.125% 2019	2,400	2,476.03
Other securities		75,243.92

		77,719.95

American Funds Insurance Series

Asset Allocation Fund

	Principal amount (000)	Value (000)	Percent of net assets
Bonds, notes & other debt instruments

Telecommunication services — 0.94%

AT&T Inc. 6.70% 2013	$4,340	$4,771.10%
SBC Communications Inc. 4.125%–5.625% 2009–2016	3,500	3,560
Other securities		68,560.84

		76,891.94

Other — 2.53%

Hewlett-Packard Co. 5.50% 2018	3,100	3,264.10
Electronic Data Systems Corp. 6.00%–7.45% 2013–2029[3]	4,635	5,198
BHP Billiton Finance (USA) Ltd. 5.50% 2014	2,200	2,363.03
Other securities		195,471	2.40
		206,296	2.53

Total bonds, notes & other debt instruments (cost: $2,246,366,000)		2,142,063	26.28

Short-term securities — 6.87%

Federal Home Loan Bank 0.15%–0.56% due 7/29–10/19/2009	199,800	199,697	2.45
Fannie Mae 0.17%–0.52% due 7/1–10/19/2009	118,700	118,647	1.45
Jupiter Securitization Co., LLC 0.27% due 7/15/2009[6]	39,900	39,896.49
Freddie Mac 0.18%–0.23% due 8/24/2009	34,200	34,188.42
U.S. Treasury Bills 0.176%–0.67% due 7/23–11/19/2009	25,920	25,912.32
Coca-Cola Co. 0.27% due 7/9/2009[6]	19,500	19,499.24
Johnson & Johnson 0.22% due 7/2/2009[6]	18,400	18,400.23
Abbott Laboratories 0.20% due 8/20/2009[6]	4,300	4,299.05
Other securities		99,265	1.22

Total short-term securities (cost: $559,800,000)		559,803	6.87

Total investment securities (cost: $8,678,695,000)		8,173,324	100.28
Other assets less liabilities		(22,536)	(.28)

Net assets		$8,150,788	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $374,744,000, which represented 4.60% of the net assets of the fund. This amount includes $282,460,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Coupon rate may change periodically.

[4]	Index-linked bond whose principal amount moves with a government retail price index.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[6]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $388,262,000, which represented 4.76% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund	unaudited
Summary investment portfolio June 30, 2009

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	24.76%
Fannie Mae	16.58
Freddie Mac	6.07
Germany Federal Republic	1.42
Federal Home Loan Bank	1.27
United Mexican States	1.09%
Bank of America	.78
Verizon Communications	.69
United Kingdom	.60
AT&T	.57

	Principal amount (000)	Value (000)	Percent of net assets
Bonds, notes & other debt instruments — 89.45%

Bonds & notes of U.S. government & government agencies — 30.03%

U.S. Treasury:
1.75% 2011	$179,810	$181,741
4.50% 2012	30,000	32,463
2.00% 2013	126,065	124,238
3.125% 2013	25,000	25,904
3.375% 2013	105,760	110,849
1.75% 2014	140,460	136,526	24.76%
1.875% 2014	25,000	24,263
2.25% 2014	115,000	113,473
4.00% 2014	53,000	56,737
4.25% 2015	79,250	84,977
2.375% 2016	104,000	99,124
3.25% 2016	25,000	25,106
5.125% 2016	34,750	38,983
7.50% 2016	46,000	58,733
3.75% 2018	89,000	90,550
3.875% 2018	41,250	42,515
2.75% 2019	213,930	200,393
3.125% 2019	169,530	163,954
8.50% 2020	25,500	35,883
3.125%–9.25% 2011–2038	72,445	82,809
Freddie Mac:
5.75% 2012	40,000	44,132
2.50% 2014	30,000	29,500	1.68
3.125%–5.75% 2010–2016	42,235	43,924
Federal Home Loan Bank:
3.625% 2013	25,000	25,873
4.00% 2013	30,000	31,590	1.27
2.25%–5.375% 2012–2016	30,250	31,489
Fannie Mae:
3.25% 2013	30,000	31,045	1.12
2.50%–5.50% 2011–2014	46,350	46,944
Other securities		83,036	1.20

		2,096,754	30.03

American Funds Insurance Series

Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Bonds, notes & other debt instruments

Mortgage-backed obligations[1] — 22.80%
Fannie Mae:
4.50% 2021	$74,794	$77,380
5.50% 2023	21,939	23,002
4.00% 2024	84,046	84,212
4.00% 2024	46,121	46,200	15.44%
4.00% 2024	45,900	45,991
4.50% 2024	36,393	37,185
4.50% 2024	33,073	33,806
4.50% 2024	21,839	22,314
6.00% 2037	51,437	53,841
5.00% 2038	44,526	45,395
6.00% 2038	36,948	38,722
6.00% 2038	34,492	36,110
6.50% 2039	41,025	43,698
4.00%–12.01% 2010–2042[2]	469,757	490,088
Freddie Mac:
4.00% 2024	35,040	35,084	4.38
6.00% 2036	41,285	43,212
6.50% 2039	22,780	24,239
0%–7.00% 2015–2039[2]	196,334	203,415
Other securities		208,123	2.98

		1,592,017	22.80

Bonds & notes of governments & government agencies outside the U.S. — 7.97%

German Government:
3.75% 2017	€27,610	40,277
Series 8, 4.25% 2018	23,320	35,190	1.42
3.50%–4.75% 2013–2034	15,860	23,503
United Mexican States Government 7.25%–10.00% 2014–2036	MXN769,800	59,798
United Mexican States Government Global 5.875%–9.875% 2010–2040	$16,890	16,555	1.09
Other securities		380,887	5.46

		556,210	7.97

Financials — 6.79%

Other securities		474,176	6.79

Consumer discretionary — 4.21%

Other securities		294,284	4.21

Telecommunication services — 3.42%

Other securities		238,583	3.42

Industrials — 3.19%

Other securities		223,122	3.19

Utilities — 2.50%

Other securities		174,266	2.50

American Funds Insurance Series

Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Bonds, notes & other debt instruments

Health care — 2.38%
Roche Holdings Inc. 6.00% 2019[3]	$29,320	$31,366.45%
Abbott Laboratories 5.125%–6.00% 2019–2039	13,550	14,034.20
Other securities		120,730	1.73

		166,130	2.38

Energy — 2.03%

Other securities		142,084	2.03

Information technology — 1.29%

Other securities		89,935	1.29

Consumer staples — 1.16%

Other securities		81,189	1.16

Asset-backed obligations — 1.12%

Other securities		78,486	1.12

Other — 0.56%

Other securities		39,049.56

Total bonds, notes & other debt instruments (cost: $6,428,694,000)		6,246,285	89.45

	Shares
Convertible securities — 0.04%

Financials — 0.04%

Fannie Mae, Series 2004-1, 5.375% convertible preferred	59	59.00

Other securities		2,467.04

Total convertible securities (cost: $7,297,000)		2,526.04

Preferred stocks — 1.03%

Financials — 0.97%

Fannie Mae, Series O, 7.00%[2,3]	787,526	1,418.02
Freddie Mac, Series Y, 6.55%[4]	437,381	359
Freddie Mac, Series Z, 8.375%[4]	284,300	330.01
Other securities		65,954.94
		68,061.97

U.S. government agency securities — 0.06%

Other securities		3,831.06

Total preferred stocks (cost: $126,877,000)		71,892	1.03

American Funds Insurance Series

Bond Fund

	Value (000)	Percent of net assets
Common stocks — 0.03%

Other — 0.03%

Other securities	$1,779.03%

Total common stocks (cost: $2,674,000)	1,779.03

Rights & warrants — 0.00%

Telecommunication services — 0.00%

Other securities	—	.00

Total rights & warrants (cost: $52,000)	—	.00

	Principal amount (000)
Short-term securities — 8.36%

Federal Home Loan Bank 0.16%–0.22% due 7/17–9/18/2009	$146,150	146,117	2.09
U.S. Treasury Bills 0.17%–0.225% due 7/16–9/24/2009	95,000	94,981	1.36
Abbott Laboratories 0.21%–0.22% due 7/20–8/31/2009[3]	64,900	64,885.93
Pfizer Inc 0.20%–0.22% due 7/21–8/18/2009[3]	50,000	49,995.72
Procter & Gamble International Funding S.C.A. 0.20%–0.21% due 8/6–9/1/2009[3]	41,300	41,284.59
General Electric Capital Corp., FDIC insured, 0.50% due 8/25/2009	25,000	24,989
General Electric Capital Corp. 0.15% due 7/1/2009	7,100	7,100.46
Private Export Funding Corp. 0.25%–0.35% due 7/20–8/13/2009[3]	31,600	31,594.45
Freddie Mac 0.33% due 8/21/2009	9,000	8,997.13

Other securities		113,989	1.63

Total short-term securities (cost: $583,922,000)		583,931	8.36

Total investment securities (cost: $7,149,516,000)		6,906,413	98.91
Other assets less liabilities		76,398	1.09

Net assets		$6,982,811	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,548,000, which represented .60% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[2]	Coupon rate may change periodically.

[3]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $877,648,000, which represented 12.57% of the net assets of the fund.

[4]	Security did not produce income during the last 12 months.

Key to symbol and abbreviation

€ = Euros

MXN = Mexican pesos

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund	unaudited

Summary investment portfolio June 30, 2009

Largest holdings (by issuer)	Percent of net assets

Nielsen Co.	2.33%
Edison International	1.97
American Tower	1.76
Univision Communications	1.75
Charter Communications	1.72
Virgin Media	1.47
Qwest Communications International	1.39
Leap Wireless International	1.27
Bank of America	1.26
HCA	1.15

Bonds, notes & other debt instruments — 77.29%

	Principal amount (000)	Value (000)	Percent of net assets
Consumer discretionary — 19.10%

Univision Communications, Inc.:
First Lien Term Loan B, 2.56% 2014[1,2,3]	$13,235	$9,955
10.50% 2015[1,4,5]	16,835	9,891	1.75%
7.85%–12.00% 2011–2014[4]	5,920	5,858
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	7,908	7,552
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,167	1,237
CCH I, LLC and CCH I Capital Corp. 11.00% 2015[6]	250	31	1.72
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00%–10.875% 2012–2014[4]	8,725	8,649
Charter Communications Operating, LLC, Term Loans, 4.25%–7.25% 2014[1,2,3]	8,330	7,752
NTL Cable PLC:
8.75% 2014	6,665	6,532
8.75% 2014	€500	659
9.75% 2014	£300	466	1.47
9.125% 2016	$7,800	7,546
9.50% 2016	6,475	6,410
Cinemark USA, Inc. 8.625% 2019[4]	7,400	7,344.50
Toys “R” Us, Inc. 7.625% 2011	7,190	6,687.46
AMC Entertainment Inc. 8.75% 2019[4]	7,050	6,662.45
Other securities		187,041	12.75

		280,272	19.10

Telecommunication services — 10.10%

American Tower Corp.:
7.125% 2012	6,740	6,816
7.00% 2017	10,850	10,552	1.75
7.25% 2019[4]	8,575	8,339
Qwest Capital Funding, Inc.:
7.25% 2011	11,100	10,823
7.00%–7.90% 2009–2010	4,360	4,377
Qwest Corp. 7.875% 2011	1,475	1,482	1.39
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	822
Qwest Communications International Inc. 7.25%–7.50% 2011–2014	3,100	2,879
Cricket Communications, Inc.:
9.375% 2014	8,205	8,123	1.27
7.75% 2016[4]	10,850	10,497
MetroPCS Wireless, Inc. 9.25% 2014	9,350	9,338.64
Other securities		74,107	5.05

		148,155	10.10

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets
Industrials — 9.68%

Nielsen Finance LLC and Nielsen Finance Co.:
10.00% 2014	$11,025	$10,488
0%/12.50% 2016[7]	16,990	11,001	2.33%
11.50%–11.625% 2014–2016[4]	10,380	10,231
Nielsen Finance LLC, Term Loan B, 2.321% 2013[1,2,3]	2,770	2,508
ARAMARK Corp. 8.50% 2015	9,000	8,775.60
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,491	7,229.50
RailAmerica Inc. 9.25% 2017[4]	7,150	6,935.47
Other securities		84,850	5.78

		142,017	9.68

Financials — 7.10%

Countrywide Financial Corp.:
Series B, 5.80% 2012	7,592	7,644
1.426%–4.50% 2010–2012[1]	4,255	3,852
Countrywide Home Loans, Inc., Series K, 5.625% 2009	1,775	1,776
Bank of America Corp. 5.30%–7.375% 2014–2017	4,250	3,945	1.26
Fleet Capital Trust II 7.92% 2026	1,300	1,068
BankAmerica Capital II, Series 2, 8.00% 2026	265	220
JPMorgan Chase Bank NA 6.00% 2017	1,500	1,462.10
Other securities		84,253	5.74

		104,220	7.10

Utilities — 6.13%

Edison Mission Energy:
7.50% 2013	7,950	7,155
7.00% 2017	10,525	8,131
7.20%–7.75% 2016–2027	13,850	9,920	1.97
Midwest Generation, LLC, Series B, 8.56% 2016[2]	3,777	3,702
Texas Competitive Electric Holdings Co. LLC:
Term Loan B2, 3.821% 2014[1,2,3]	5,118	3,671	1.02
10.25%–11.25% 2015–2016[1,5]	18,707	11,352
NRG Energy, Inc. 7.375% 2016	10,775	10,223.70
Intergen Power 9.00% 2017[4]	9,775	9,311.63
Other securities		26,566	1.81

		90,031	6.13

Materials — 5.49%

International Paper Co. 9.375% 2019	9,385	9,582.65
Owens-Brockway Glass Container Inc. 7.375% 2016[4]	7,705	7,512.51
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	7,240	7,305.50
Other securities		56,199	3.83

		80,598	5.49

Health care — 5.34%

HCA Inc.:
8.50% 2019[4]	7,030	6,924
Term Loan B, 2.848% 2013[1,2,3]	6,067	5,494	1.15
9.125%–9.625% 2014–2016[1,5]	4,527	4,493
Bausch & Lomb Inc. 9.875% 2015	9,780	9,389.64
Tenet Healthcare Corp. 8.875% 2019[4]	7,180	7,252.49
Other securities		44,854	3.06

		78,406	5.34

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets
Information technology — 4.87%

SunGard Data Systems Inc. 9.125% 2013	$8,160	$7,752.53%
First Data Corp., Term Loan B2, 3.065% 2014[1,2,3]	8,857	6,700.46
Electronic Data Systems Corp., Series B, 6.00% 2013[1]	1,000	1,093.07
Other securities		55,943	3.81

		71,488	4.87

Consumer staples — 3.98%

Other securities		58,432	3.98

Energy — 3.86%

Other securities		56,581	3.86

Mortgage-backed obligations — 1.12%

Other securities		16,445	1.12

Other — 0.52%

U.S. Treasury 6.00% 2026	2,000	2,413.16
Other securities		5,289.36
		7,702.52

Total bonds, notes & other debt instruments (cost: $1,302,240,000)		1,134,347	77.29

Convertible securities — 0.74%

Other — 0.51%

Other securities		7,579.51

Miscellaneous — 0.23%

Other convertible securities in initial period of acquisition		3,380.23

Total convertible securities (cost: $12,089,000)		10,959.74

American Funds Insurance Series

High-Income Bond Fund

	Shares	Value (000)	Percent of net assets
Preferred stocks — 0.99%

Financials — 0.99%

JPMorgan Chase & Co., Series I, 7.90%[1]	4,985,000	$4,375.30%
Freddie Mac, Series Z, 8.375%[8]	60,000	70.01
Other securities		10,043.68

Total preferred stocks (cost: $25,605,000)		14,488.99

Common stocks — 0.76%

Other — 0.32%

American Tower Corp., Class A8	3,522	111.01
Other securities		4,540.31

		4,651.32

Miscellaneous — 0.44%

Other common stocks in initial period of acquisition		6,518.44

Total common stocks (cost: $14,808,000)		11,169.76

Rights & warrants — 0.00%

Other — 0.00%

Other securities		—	.00

Total rights & warrants (cost: $208,000)		—	.00

American Funds Insurance Series

High-Income Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Short-term securities — 20.13%

Federal Home Loan Bank 0.16%–0.35% due 7/1–8/26/2009	$54,100	$54,090	3.69%
Freddie Mac 0.15%–0.20% due 8/31–9/28/2009	34,900	34,880	2.38
Hewlett-Packard Co. 0.18% due 7/1/2009[4]	25,000	25,000	1.70
Medtronic Inc. 0.19%–0.20% due 7/7–7/29/2009[4]	20,000	19,998	1.36
U.S. Treasury Bills 0.185%–0.20% due 7/2–9/24/2009	18,900	18,895	1.29
Pfizer Inc 0.18% due 8/11/2009[4]	18,500	18,496	1.26
Abbott Laboratories 0.22% due 8/24/2009[4]	14,410	14,404.98
Jupiter Securitization Co., LLC 0.25% due 7/8/2009[4]	12,300	12,299.84
Paccar Financial Corp. 0.35% due 7/23/2009	12,100	12,097.82
Merck & Co. Inc. 0.20% due 7/22/2009	10,400	10,399.71
Yale University 0.20% due 8/4/2009	10,000	9,998.68
NetJets Inc. 0.20% due 9/8/2009[4]	10,000	9,996.68
Private Export Funding Corp. 0.25% due 8/13/2009[4]	9,700	9,698.66
E.I. duPont de Nemours and Co. 0.22% due 7/14/2009[4]	8,500	8,499.58
Harvard University 0.20% due 7/15/2009	6,900	6,899.47
General Electric Capital Corp., FDIC insured, 0.23% due 7/28/2009	6,700	6,699.46
Fannie Mae 0.16% due 7/20/2009	6,600	6,599.45
Other securities		16,499	1.12

Total short-term securities (cost: $295,447,000)		295,445	20.13

Total investment securities (cost: $1,650,397,000)		1,466,408	99.91
Other assets less liabilities		1,278.09

Net assets		$1,467,686	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $1,385,000, which represented .09% of the net assets of the fund) may be subject to legal or contractual restrictions on resale. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,694,000, which represented 1.89% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.

[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[3]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $85,972,000, which represented 5.86% of the net assets of the fund.

[4]

Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $424,570,000, which represented 28.93% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

[6]	Scheduled interest and/or principal payment was not received.

[7]	Step bond; coupon rate will increase at a later date.

[8]	Security did not produce income during the last 12 months.

Key to symbols

€ = Euros

£ = British pounds

See Notes to Financial Statements

American Funds Insurance Series

This page intentionally left blank

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2009

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$190,216	$4,330,475	$2,427,500	$19,249,341
Affiliated issuers	—	—	180,993	895,532
Cash denominated in currencies other than U.S. dollars	38	474	1,513	—
Cash	94	64	149	129
Unrealized appreciation on open forward currency contracts	—	—	—	—
Receivables for:
Sales of investments	1,424	3,410	27,177	88,224
Sales of fund’s shares	143	563	916	10,030
Closed forward currency contracts	—	—	—	—
Dividends and interest	125	7,764	1,596	27,450
Other assets	—	—	627	—

	192,040	4,342,750	2,640,471	20,270,706

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Payables for:
Purchases of investments	2,510	45,987	11,334	77,989
Repurchases of fund’s shares	613	16,288	8,307	27,257
Closed forward currency contracts	—	—	—	—
Investment advisory services	91	1,915	1,583	5,589
Distribution services	34	720	453	3,133
Trustees’ deferred compensation	1	37	22	486
Other	2	3,647	202	258

	3,251	68,594	21,901	114,712

Net assets at June 30, 2009 (total: $82,129,200)	$188,789	$4,274,156	$2,618,570	$20,155,994

Investment securities, at cost:
Unaffiliated issuers	$211,768	$4,341,346	$2,696,980	$20,856,582

Affiliated issuers	—	—	$247,950	$1,097,304

Cash denominated in currencies other than U.S. dollars, at cost	$38	$474	$1,513	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$244,329	$5,243,027	$3,494,275	$26,199,173
Undistributed (distributions in excess of) net investment income	605	42,208	(19,086)	62,992
(Accumulated) undistributed net realized (loss) gain	(34,593)	(996,842)	(520,028)	(4,296,828)
Net unrealized (depreciation) appreciation	(21,552)	(14,237)	(336,591)	(1,809,343)

Net assets at June 30, 2009	$188,789	$4,274,156	$2,618,570	$20,155,994

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $23,669,148)	$24,046	$820,373	$462,432	$5,167,505
Shares outstanding	2,628	51,695	32,523	136,729
Net asset value per share	$9.15	$15.87	$14.22	$37.79
Class 2:
Net assets (total: $57,886,065)	$164,743	$3,453,783	$2,156,138	$14,787,123
Shares outstanding	18,101	219,005	153,873	394,423
Net asset value per share	$9.10	$15.77	$14.01	$37.49
Class 3:
Net assets (total: $573,987)	—	—	—	$201,366
Shares outstanding	—	—	—	5,326
Net asset value per share	—	—	—	$37.81

For footnotes, please see end of table.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Bond Fund	Global Bond Fund

$7,842,637	$1,606,121	$2,959,180	$1,784,378	$20,188,531	$52,438		$8,173,324	$6,906,413	$986,399
—	—	—	9,898	—	—		—	—	—
1,856	642	—	614	594	22		—	30	10
129	71	126	109	178	56		215	127	132
—	—	—	—	—	—		—	648	247

20,767	—	13,741	45	— *	—	*	11,986	26,731	2,112
2,439	675	1,025	233	11,993	907		10,319	68,518	4,465
—	—	—	—	—	—		—	236	685
24,692	8,168	4,955	6,025	23,591	168		33,718	69,550	14,127
—	—	—	65	—	—		375	—	—

7,892,520	1,615,677	2,979,027	1,801,367	20,224,887	53,591		8,229,937	7,072,253	1,008,177

—	—	—	—	—	—		—	2,416	853

164,462	10,388	4,962	10,073	39,649	240		74,200	83,147	22,116
60,607	3,537	1,423	5,546	11,109	—		1,626	87	445
—	—	—	—	—	—		—	675	149
3,212	1,015	1,060	896	4,633	28		2,092	2,112	450
1,128	255	553	347	2,845	7		1,010	803	174
215	9	22	5	553	—	*	134	36	2
8,319	2,175	18	17	285	—	*	87	166	10

237,943	17,379	8,038	16,884	59,074	275		79,149	89,442	24,199

$7,654,577	$1,598,298	$2,970,989	$1,784,483	$20,165,813	$53,316		$8,150,788	$6,982,811	$983,978

$8,096,758	$1,560,569	$3,379,116	$2,045,171	$23,166,246	$46,900		$8,678,695	$7,149,516	$978,905

—	—	—	$15,878	—	—		—	—	—

$1,856	$642	—	$616	$594	$22		—	$32	$10

$9,106,571	$1,732,514	$4,101,115	$2,660,119	$25,595,838	$46,650		$9,647,353	$7,588,471	$994,270
87,068	11,185	32,786	24,432	173,474	800		104,591	114,908	16,769
(1,279,847)	(189,022)	(742,976)	(633,375)	(2,625,877)	325		(1,095,727)	(476,044)	(34,306)
(259,215)	43,621	(419,936)	(266,693)	(2,977,622)	5,541		(505,429)	(244,524)	7,245

$7,654,577	$1,598,298	$2,970,989	$1,784,483	$20,165,813	$53,316		$8,150,788	$6,982,811	$983,978

$2,270,875	$368,050	$294,318	$122,076	$6,433,476	$16,489		$3,268,577	$2,996,460	$113,422
162,393	22,666	43,075	16,580	246,754	1,331		255,526	301,136	10,372
$13.98	$16.24	$6.83	$7.36	$26.07	$12.39		$12.79	$9.95	$10.94

$5,324,497	$1,230,248	$2,676,671	$1,662,407	$13,532,756	$36,827		$4,841,813	$3,986,351	$870,556
382,235	76,365	394,745	226,341	522,385	2,978		381,230	404,788	79,904
$13.93	$16.11	$6.78	$7.34	$25.91	$12.37		$12.70	$9.85	$10.90

$59,205	—	—	—	$199,581	—		$40,398	—	—
4,234	—	—	—	7,653	—		3,158	—	—
$13.98	—	—	—	$26.08	—		$12.79	—	—

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2009	unaudited
(dollars and shares in thousands, except per-share amounts)

	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Assets:
Investment securities, at value	$1,466,408	$2,093,134	$1,022,225
Cash	92	69	3,010
Receivables for:
Sales of investments	7,038	20,061	—
Sales of fund’s shares	2,330	5,793	18
Dividends and interest	24,494	14,189	—

	1,500,362	2,133,246	1,025,253

Liabilities:
Payables for:
Purchases of investments	29,161	71,944	2,899
Repurchases of fund’s shares	2,160	115	3,113
Investment advisory services	561	658	271
Distribution services	201	273	183
Trustees’ deferred compensation	52	43	22
Other	541	17	9

	32,676	73,050	6,497

Net assets at June 30, 2009 (total: $82,129,200)	$1,467,686	$2,060,196	$1,018,756

Investment securities, at cost	$1,650,397	$2,070,614	$1,022,229

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,871,636	$2,002,092	$1,020,313
Undistributed (distributions in excess of) net investment income	48,294	30,154	(1,498)
(Accumulated) undistributed net realized (loss) gain	(268,262)	5,430	(55)
Net unrealized (depreciation) appreciation	(183,982)	22,520	(4)

Net assets at June 30, 2009	$1,467,686	$2,060,196	$1,018,756

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $23,669,148)	$477,884	$700,415	$132,750
Shares outstanding	50,822	57,392	11,631
Net asset value per share	$9.40	$12.20	$11.41
Class 2:
Net assets (total: $57,886,065)	$968,356	$1,330,340	$863,456
Shares outstanding	103,947	109,928	76,121
Net asset value per share	$9.32	$12.10	$11.34
Class 3:
Net assets (total: $573,987)	$21,446	$29,441	$22,550
Shares outstanding	2,279	2,413	1,978
Net asset value per share	$9.41	$12.20	$11.40

* Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2009	unaudited
(dollars in thousands)

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,268		$56,110	$17,445	$109,906
Interest	24		1,931	886	4,439

	1,292		58,041	18,331	114,345

Fees and expenses[3]:
Investment advisory services	455		10,375	8,017	30,691
Distribution services — Class 2	172		3,880	2,293	16,729
Distribution services — Class 3	—		—	—	169
Transfer agent services	—	[4]	— [4]	— [4]	1
Reports to shareholders	9		200	117	986
Registration statement and prospectus	2		81	43	389
Trustees’ compensation	1		31	17	189
Auditing and legal	3		13	14	34
Custodian	9		274	241	223
State and local taxes	2		48	27	231
Other	2		16	22	40

	655		14,918	10,791	49,682

Net investment income	637		43,123	7,540	64,663

Net realized loss and unrealized appreciation on investments and currency:
Net realized (loss) gain on:
Investments[2]	(24,916)		(606,201)	(296,730)	(2,490,051)
Currency transactions	45		521	(1,759)	910

	(24,871)		(605,680)	(298,489)	(2,489,141)

Net unrealized appreciation (depreciation) on:
Investments	58,044		1,087,325	853,718	4,761,940
Currency translations	—	[4]	151	32	(356)

	58,044		1,087,476	853,750	4,761,584

Net realized loss and unrealized appreciation on investments and currency	33,173		481,796	555,261	2,272,443

Net increase in net assets resulting from operations	$33,810		$524,919	$562,801	$2,337,106

For footnotes, please see end of table.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2009

	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$110,132	$15,850	$42,071	$24,776
Interest	2,208	7,042	334	7,234

	112,340	22,892	42,405	32,010

Fees and expenses[3]:
Investment advisory services	16,976	5,259	5,843	4,885
Distribution services — Class 2	5,939	1,318	3,045	1,867
Distribution services — Class 3	48	—	—	—
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Reports to shareholders	356	70	142	83
Registration statement and prospectus	144	27	44	45
Trustees’ compensation	73	10	22	12
Auditing and legal	27	10	5	5
Custodian	791	261	22	95
State and local taxes	83	17	33	21
Other	39	17	6	15

	24,476	6,989	9,162	7,028

Net investment income (loss)	87,864	15,903	33,243	24,982

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments[2]	(926,293)	(92,398)	(355,647)	(305,296)
Forward currency contracts	—	(135)	—	—
Currency transactions	(373)	(180)	—	480

	(926,666)	(92,713)	(355,647)	(304,816)

Net unrealized appreciation (depreciation) on:
Investments	1,854,205	333,106	406,560	448,430
Forward currency contracts	—	(20)	—	—
Currency translations	325	414	—	180

	1,854,530	333,500	406,560	448,610

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	927,864	240,787	50,913	143,794

Net increase (decrease) in net assets resulting from operations	$1,015,728	$256,690	$84,156	$168,776

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

$210,879	$845		$57,837	$1,401	$— [4]	$329	$—	$—
7,493	117		65,562	159,947	22,429	53,310	35,877	1,788

218,372	962		123,399	161,348	22,429	53,639	35,877	1,788

25,505	102		11,467	11,560	2,586	2,992	3,779	1,835
15,647	21		5,731	4,495	990	1,054	1,594	1,232
170	—		35	—	—	17	28	22
1	—	[4]	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]
955	2		378	315	46	65	99	61
285	1		129	117	35	23	53	37
196	—	[4]	66	44	6	15	18	11
32	—	[4]	13	11	2	2	4	2
198	3		36	74	44	4	3	1
226	—	[4]	93	82	13	17	26	18
40	5		17	15	5	5	4	3

43,255	134		17,965	16,713	3,727	4,194	5,608	3,222

175,117	828		105,434	144,635	18,702	49,445	30,269	(1,434)

(995,547)	321		(612,457)	(310,169)	(18,467)	(68,993)	6,015	2
—	—		(746)	(12,520)	(8,631)	(88)	—	—
725	4		267	(2,320)	(1,145)	(38)	—	—

(994,822)	325		(612,936)	(325,009)	(28,243)	(69,119)	6,015	2

2,270,602	4,457		934,094	556,902	35,967	238,143	(23,608)	(13)
—	—		1,120	6,730	(2,329)	84	—	—
195	3		(7)	554	637	13	—	—

2,270,797	4,460		935,207	564,186	34,275	238,240	(23,608)	(13)

1,275,975	4,785		322,271	239,177	6,032	169,121	(17,593)	(11)

$1,451,092	$5,613		$427,705	$383,812	$24,734	$218,566	$12,676	$(1,445)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund

	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008

Operations:
Net investment income	$637	$2,503	$43,123	$112,099	$7,540	$24,278
Net realized loss on investments, forward currency contracts and currency transactions	(24,871)	(9,849)	(605,680)	(393,456)	(298,489)	(219,494)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	58,044	(118,825)	1,087,476	(2,144,093)	853,750	(2,107,720)

Net increase (decrease) in net assets resulting from operations	33,810	(126,171)	524,919	(2,425,450)	562,801	(2,302,936)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(73)	(277)	(3,052)	(18,705)	—	—
Class 2	(511)	(1,515)	(11,627)	(80,484)	—	—
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(584)	(1,792)	(14,679)	(99,189)	—	—

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	(365)	—	(8,688)	—	(7,339)
Class 2	—	(2,739)	—	(48,505)	—	(63,935)
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	(358)	—	(58,847)	—	(40,224)
Class 2	—	(2,684)	—	(328,542)	—	(350,423)
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	(6,146)	—	(444,582)	—	(461,921)

Total dividends and distributions paid to shareholders	(584)	(7,938)	(14,679)	(543,771)	—	(461,921)

Capital share transactions:
Class 1:
Proceeds from shares sold	3,637	2,400	77,018	621,804	91,989	319,417
Proceeds from reinvestment of dividends and distributions	73	1,000	3,052	86,240	—	47,563
Cost of shares repurchased	(1,850)	(4,466)	(34,005)	(250,373)	(32,382)	(119,721)

Net increase (decrease) from Class 1 transactions	1,860	(1,066)	46,065	457,671	59,607	247,259

Class 2:
Proceeds from shares sold	15,275	34,335	89,351	461,271	111,374	305,775
Proceeds from reinvestment of dividends and distributions	511	6,938	11,627	457,531	—	414,358
Cost of shares repurchased	(11,287)	(31,698)	(256,524)	(397,952)	(169,031)	(492,404)

Net increase (decrease) from Class 2 transactions	4,499	9,575	(155,546)	520,850	(57,657)	227,729

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions	6,359	8,509	(109,481)	978,521	1,950	474,988

Total increase (decrease) in net assets	39,585	(125,600)	400,759	(1,990,700)	564,751	(2,289,869)
Net assets:
Beginning of period	149,204	274,804	3,873,397	5,864,097	2,053,819	4,343,688

End of period	$188,789	$149,204	$4,274,156	$3,873,397	$2,618,570	$2,053,819

Undistributed (distributions in excess of) net investment income	$605	$552	$42,208	$13,764	$(19,086)	$(21,213)

Shares of beneficial interest:
Class 1:
Shares sold	436	239	5,615	28,686	7,780	17,356
Shares issued on reinvestment of dividends and distributions	8	95	200	4,469	—	2,210
Shares repurchased	(245)	(400)	(2,510)	(11,957)	(2,644)	(5,755)

Net increase (decrease) in shares outstanding	199	(66)	3,305	21,198	5,136	13,811

Class 2:
Shares sold	1,862	2,929	6,463	22,272	9,339	16,749
Shares issued on reinvestment of dividends and distributions	59	643	765	23,454	—	19,490
Shares repurchased	(1,476)	(3,007)	(18,622)	(22,507)	(13,925)	(25,275)

Net increase (decrease) in shares outstanding	445	565	(11,394)	23,219	(4,586)	10,964

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

For footnotes, please see end of table.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund

Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008

$64,663	$262,063	$87,864	$210,486	$15,903	$36,272	$33,243	$78,607	$24,982	$57,292

(2,489,141)	(1,805,002)	(926,666)	(325,182)	(92,713)	(100,565)	(355,647)	(385,264)	(304,816)	(329,696)

4,761,584	(12,402,377)	1,854,530	(4,851,926)	333,500	(897,077)	406,560	(1,311,260)	448,610	(807,607)

2,337,106	(13,945,316)	1,015,728	(4,966,622)	256,690	(961,370)	84,156	(1,617,917)	168,776	(1,080,011)

(13,247)	(74,161)	(5,879)	(57,453)	(1,176)	(6,036)	(1,575)	(6,456)	(591)	(2,936)
(32,677)	(161,761)	(11,864)	(135,888)	(3,609)	(23,170)	(13,373)	(71,777)	(7,491)	(43,953)
(458)	(2,621)	(135)	(1,652)	—	—	—	—	—	—

(46,382)	(238,543)	(17,878)	(194,993)	(4,785)	(29,206)	(14,948)	(78,233)	(8,082)	(46,889)

—	(78,011)	—	(35,879)	—	(3,297)	—	(2,408)	—	(394)
—	(249,962)	—	(106,959)	—	(19,413)	—	(32,987)	—	(9,569)
—	(4,124)	—	(1,383)	—	—	—	—	—	—

—	(618,631)	(12,249)	(290,130)	—	(18,570)	—	(14,843)	—	(236)
—	(1,982,221)	(28,704)	(864,914)	—	(109,350)	—	(203,359)	—	(5,742)
—	(32,706)	(316)	(11,178)	—	—	—	—	—	—

—	(2,965,655)	(41,269)	(1,310,443)	—	(150,630)	—	(253,597)	—	(15,941)

(46,382)	(3,204,198)	(59,147)	(1,505,436)	(4,785)	(179,836)	(14,948)	(331,830)	(8,082)	(62,830)

646,402	3,762,573	277,905	1,737,223	86,508	260,949	72,322	213,241	19,618	76,516
13,247	770,803	18,128	383,462	1,176	27,903	1,575	23,707	591	3,566
(875,879)	(744,896)	(174,882)	(378,505)	(30,564)	(116,713)	(10,766)	(31,478)	(4,984)	(11,387)

(216,230)	3,788,480	121,151	1,742,180	57,120	172,139	63,131	205,470	15,225	68,695

462,152	1,909,204	151,398	816,329	66,385	230,183	103,660	295,696	66,056	680,989
32,677	2,393,944	40,568	1,107,761	3,609	151,933	13,373	308,123	7,491	59,264
(744,131)	(3,409,648)	(432,649)	(1,916,909)	(77,815)	(251,926)	(100,610)	(454,222)	(88,920)	(118,283)

(249,302)	893,500	(240,683)	7,181	(7,821)	130,190	16,423	149,597	(15,373)	621,970

1,261	2,203	425	676	—	—	—	—	—	—
458	39,451	451	14,213	—	—	—	—	—	—
(19,948)	(60,450)	(5,381)	(20,357)	—	—	—	—	—	—

(18,229)	(18,796)	(4,505)	(5,468)	—	—	—	—	—	—

(483,761)	4,663,184	(124,037)	1,743,893	49,299	302,329	79,554	355,067	(148)	690,665

1,806,963	(12,486,330)	832,544	(4,728,165)	301,204	(838,877)	148,762	(1,594,680)	160,546	(452,176)

18,349,031	30,835,361	6,822,033	11,550,198	1,297,094	2,135,971	2,822,227	4,416,907	1,623,937	2,076,113

$20,155,994	$18,349,031	$7,654,577	$6,822,033	$1,598,298	$1,297,094	$2,970,989	$2,822,227	$1,784,483	$1,623,937

$62,992	$44,711	$87,068	$17,082	$11,185	$67	$32,786	$14,491	$24,432	$7,532

19,211	67,645	23,013	83,834	6,118	12,875	11,594	21,505	3,011	8,370
363	14,290	1,350	21,402	75	1,403	237	2,745	83	495
(25,149)	(14,771)	(14,487)	(21,555)	(2,208)	(5,684)	(1,777)	(3,582)	(792)	(1,337)

(5,575)	67,164	9,876	83,681	3,985	8,594	10,054	20,668	2,302	7,528

13,745	38,460	12,593	41,995	4,538	10,350	16,696	32,066	10,064	65,607
903	44,065	3,032	61,328	232	7,444	2,026	35,486	1,053	7,976
(22,499)	(60,320)	(35,464)	(94,449)	(5,880)	(13,292)	(16,898)	(47,846)	(13,961)	(14,272)

(7,851)	22,205	(19,839)	8,874	(1,110)	4,502	1,824	19,706	(2,844)	59,311

36	43	31	31	—	—	—	—	—	—
12	719	34	781	—	—	—	—	—	—
(616)	(1,199)	(467)	(1,155)	—	—	—	—	—	—

(568)	(437)	(402)	(343)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund

	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Period ended December 31, 2008[2]	Six months ended June 30, 2009[1]	Year ended December 31, 2008

Operations:
Net investment income (loss)	$175,117	$447,478	$828	$15	$105,434	$237,190
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(994,822)	(1,610,536)	325	48	(612,936)	(479,424)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	2,270,797	(9,906,142)	4,460	1,081	935,207	(2,650,307)

Net increase (decrease) in net assets resulting from operations	1,451,092	(11,069,200)	5,613	1,144	427,705	(2,892,541)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(26,705)	(132,802)	(26)	(8)	(17,133)	(75,328)
Class 2	(51,545)	(313,153)	(56)	(1)	(23,930)	(159,530)
Class 3	(772)	(5,210)	—	—	(202)	(1,396)

Total dividends from net investment income	(79,022)	(451,165)	(82)	(9)	(41,265)	(236,254)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	(42,380)	—	—	—	(2,375)
Class 2	—	(130,677)	—	—	—	(7,163)
Class 3	—	(2,231)	—	—	—	(65)
Long-term net realized gains:
Class 1	—	(351,389)	—	—	—	(85,489)
Class 2	—	(1,083,493)	—	—	—	(257,869)
Class 3	—	(18,492)	—	—	—	(2,333)

Total distributions from net realized gain on investments	—	(1,628,662)	—	—	—	(355,294)

Total dividends and distributions paid to shareholders	(79,022)	(2,079,827)	(82)	(9)	(41,265)	(591,548)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	10,000	—	—
Proceeds from shares sold	1,149,862	3,161,911	3,227	853	904,969	1,212,808
Proceeds from reinvestment of dividends and distributions	26,705	526,571	26	8	17,133	163,192
Cost of shares repurchased	(228,261)	(1,017,390)	(492)	—[3]	(61,752)	(140,613)

Net increase (decrease) from Class 1 transactions	948,306	2,671,092	2,761	10,861	860,350	1,235,387

Class 2:
Proceeds from shares sold	247,888	1,083,314	29,418	3,832	72,891	330,159
Proceeds from reinvestment of dividends and distributions	51,545	1,527,323	56	1	23,930	424,562
Cost of shares repurchased	(720,754)	(3,077,453)	(279)	—[3]	(296,588)	(698,531)

Net (decrease) increase from Class 2 transactions	(421,321)	(466,816)	29,195	3,833	(199,767)	56,190

Class 3:
Proceeds from shares sold	676	328	—	—	581	1,176
Proceeds from reinvestment of dividends and distributions	772	25,933	—	—	202	3,794
Cost of shares repurchased	(19,628)	(62,387)	—	—	(3,282)	(12,304)

Net (decrease) increase from Class 3 transactions	(18,180)	(36,126)	—	—	(2,499)	(7,334)

Net increase (decrease) in net assets resulting from capital share transactions	508,805	2,168,150	31,956	14,694	658,084	1,284,243

Total increase (decrease) in net assets	1,880,875	(10,980,877)	37,487	15,829	1,044,524	(2,199,846)
Net assets:
Beginning of period	18,284,938	29,265,815	15,829	—	7,106,264	9,306,110

End of period	$20,165,813	$18,284,938	$53,316	$15,829	$8,150,788	$7,106,264

Undistributed (distributions in excess of) net investment income	$173,474	$77,379	$800	$54	$104,591	$40,422

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	1,000	—	—
Shares sold	48,045	88,411	292	82	75,035	78,479
Shares issued on reinvestment of dividends and distributions	1,052	15,930	2	1	1,370	11,171
Shares repurchased	(9,941)	(28,874)	(46)	—[3]	(5,342)	(9,302)

Net increase (decrease) in shares outstanding	39,156	75,467	248	1,083	71,063	80,348

Class 2:
Shares sold	10,481	31,219	2,633	367	6,073	20,423
Shares issued on reinvestment of dividends and distributions	2,043	45,619	5	—[3]	1,927	28,402
Shares repurchased	(31,208)	(85,751)	(27)	—[3]	(25,869)	(47,156)

Net (decrease) increase in shares outstanding	(18,684)	(8,913)	2,611	367	(17,869)	1,669

Class 3:
Shares sold	27	9	—	—	49	72
Shares issued on reinvestment of dividends and distributions	30	767	—	—	16	251
Shares repurchased	(853)	(1,855)	—	—	(279)	(806)

Net (decrease) increase in shares outstanding	(796)	(1,079)	—	—	(214)	(483)

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Bond Fund		Global Bond Fund		High-Income Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund

Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008	Six months ended June 30, 2009[1]	Year ended December 31, 2008

$144,635	$312,834	$18,702	$31,394	$49,445	$102,697	$30,269	$48,064	$(1,434)	$15,421

(325,009)	(146,198)	(28,243)	5,002	(69,119)	(69,935)	6,015	24,592	2	52

564,186	(735,203)	34,275	(31,288)	238,240	(374,921)	(23,608)	33,068	(13)	30

383,812	(568,567)	24,734	5,108	218,566	(342,159)	12,676	105,724	(1,445)	15,503

(23,877)	(130,394)	(368)	(5,117)	(5,781)	(29,619)	(3,789)	(12,502)	(316)	(2,670)
(31,147)	(210,186)	(2,841)	(37,266)	(11,605)	(70,268)	(6,784)	(30,378)	(1,604)	(14,466)
—	—	—	—	(258)	(1,668)	(154)	(870)	(46)	(396)

(55,024)	(340,580)	(3,209)	(42,383)	(17,644)	(101,555)	(10,727)	(43,750)	(1,966)	(17,532)

—	(3,045)	—	(23)	—	—	(4,791)	—	(12)	—
—	(6,365)	—	(262)	—	—	(9,261)	—	(76)	—
—	—	—	—	—	—	(207)	—	(2)	—

—	(1,523)	—	—	—	—	(1,226)	—	—	—
—	(3,182)	—	—	—	—	(2,369)	—	—	—
—	—	—	—	—	—	(53)	—	—	—

—	(14,115)	—	(285)	—	—	(17,907)	—	(90)	—

(55,024)	(354,695)	(3,209)	(42,668)	(17,644)	(101,555)	(28,634)	(43,750)	(2,056)	(17,532)

—	—	—	—	—	—	—	—	—	—
831,191	2,343,349	50,160	122,622	121,395	219,626	249,146	346,530	30,767	108,538
23,877	134,962	368	5,140	5,781	29,619	9,806	12,502	328	2,670
(86,858)	(496,411)	(51,257)	(40,178)	(53,989)	(94,708)	(49,556)	(90,947)	(56,295)	(65,037)

768,210	1,981,900	(729)	87,584	73,187	154,537	209,396	268,085	(25,200)	46,171

423,211	557,306	105,166	696,760	115,268	166,838	207,871	585,103	161,923	801,545
31,147	219,733	2,841	37,528	11,605	70,268	18,414	30,378	1,680	14,466
(90,826)	(1,427,995)	(58,143)	(178,394)	(71,125)	(140,321)	(104,676)	(37,148)	(319,396)	(243,682)

363,532	(650,956)	49,864	555,894	55,748	96,785	121,609	578,333	(155,793)	572,329

—	—	—	—	3,092	3,359	2,074	9,104	7,708	22,468
—	—	—	—	258	1,668	414	870	48	396
—	—	—	—	(3,123)	(7,012)	(5,823)	(7,273)	(10,356)	(17,849)

—	—	—	—	227	(1,985)	(3,335)	2,701	(2,600)	5,015

1,131,742	1,330,944	49,135	643,478	129,162	249,337	327,670	849,119	(183,593)	623,515

1,460,530	407,682	70,660	605,918	330,084	(194,377)	311,712	911,093	(187,094)	621,486

5,522,281	5,114,599	913,318	307,400	1,137,602	1,331,979	1,748,484	837,391	1,205,850	584,364

$6,982,811	$5,522,281	$983,978	$913,318	$1,467,686	$1,137,602	$2,060,196	$1,748,484	$1,018,756	$1,205,850

$114,908	$25,297	$16,769	$1,276	$48,294	$16,493	$30,154	$10,612	$(1,498)	$1,902

—	—	—	—	—	—	—	—	—	—
86,490	215,356	4,808	11,157	14,249	20,911	20,211	29,015	2,689	9,431
2,416	14,256	34	485	620	3,668	809	1,030	29	233
(9,107)	(47,442)	(4,904)	(3,772)	(6,246)	(8,842)	(4,027)	(7,661)	(4,921)	(5,654)

79,799	182,170	(62)	7,870	8,623	15,737	16,993	22,384	(2,203)	4,010

44,468	51,745	9,984	62,564	13,437	16,293	17,037	49,249	14,232	70,023
3,185	23,300	263	3,545	1,257	8,688	1,532	2,522	148	1,270
(9,634)	(132,359)	(5,593)	(16,718)	(8,348)	(13,609)	(8,558)	(3,099)	(28,086)	(21,302)

38,019	(57,314)	4,654	49,391	6,346	11,372	10,011	48,672	(13,706)	49,991

—	—	—	—	372	324	169	760	674	1,956
—	—	—	—	28	203	34	72	4	35
—	—	—	—	(367)	(657)	(473)	(608)	(906)	(1,553)

—	—	—	—	33	(130)	(270)	224	(228)	438

[1]	Unaudited.

[2]	For the period November 18, 2008, commencement of operations, through December 31, 2008.

[3]	Amount less than one thousand.

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principle strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.

New World Fund — Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks growth of capital and income over time by investing primarily in common stocks of larger, more established companies based in the United States.

Global Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund — Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

International Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of larger, well-established companies domiciled outside of the U.S., including developing countries.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Bond Fund — Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

Global Bond Fund — Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund — Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income and preservation of capital by investing primarily in securities guaranteed by the U.S. government and in other debt securities rated AAA or Aaa.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

American Funds Insurance Series

Each fund in the series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Net asset values — The funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

American Funds Insurance Series

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction.

Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

The values of and the income generated by securities held by the funds may fluctuate or experience sharp, short-term declines in value in response to certain events, including, for example, those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. In particular, growth-oriented, equity securities may involve large price swings and potential for loss. In addition, the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

The values of and the income generated by most debt securities held by the funds may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.

Investments in securities issued by entities based outside the U.S. may be affected to a greater extent than investments in the U.S. by certain issues and events including, but not limited to, currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with developed countries such as less developed legal and accounting systems, government instability and smaller securities markets and trading volumes. The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.

American Funds Insurance Series

Certain funds may invest in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes with credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the funds to experience a loss and may affect their share price.

3. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2009, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

All of the funds, with the exception of Global Growth and Income Fund, International Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2005, nor by state tax authorities for years before 2004. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 to 2008, remain open for examination by U.S. federal and state tax authorities. International Growth and Income Fund was launched in 2008; therefore, its only tax year, 2008, remains open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund, New World Fund and Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the table on the following pages, 12 funds had capital loss carryforwards available at December 31, 2008. These will be used to offset any capital gains realized by the funds in the current and future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of December 31, 2008, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2009.

American Funds Insurance Series

Additional tax basis disclosures are as follows:

	(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund

As of December 31, 2008:
Undistributed ordinary income	$568	$14,442	$—	$45,923	$17,347	$4,689	$14,522	$7,839
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(14)	(628)	—	(596)	—	(500)	—	(83)
Undistributed long-term capital gain	—	—	—	—	40,962	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(8,441)	(174,829)	(161,366)	(503,551)	(343,685)	(72,358)	(61,877)	(212,008)
Capital loss carryforwards expiring in 2016	(1,077)	(215,002)	(57,654)	(1,280,904)	—	(23,949)	(304,021)	(116,550)

Reclassification from distributions in excess of net investment income to capital paid in on shares of beneficial interest	—	—	$5,413	—	—	—	—	—

As of June 30, 2009:
Gross unrealized appreciation on investment securities	$17,200	$492,183	$346,692	$2,225,445	$816,433	$221,597	$211,781	$97,733
Gross unrealized depreciation on investment securities	(38,814)	(505,257)	(712,218)	(4,223,983)	(1,083,883)	(180,304)	(647,008)	(364,890)

Net unrealized (depreciation) appreciation on investment securities	$(21,614)	$(13,074)	$(365,526)	$(1,998,538)	$(267,450)	$41,293	$(435,227)	$(267,157)

Cost of investment securities	$211,830	$4,343,549	$2,974,019	$22,143,411	$8,110,087	$1,564,828	$3,394,407	$2,061,433

For footnote, please see end of table.

American Funds Insurance Series

	(dollars in thousands)

	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

As of December 31, 2008:
Undistributed ordinary income	$78,073	$77	$40,825	$54,562	$3,105	$17,500	$24,815	$1,961
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	—	—	(1,417)	(37,270)	—	(345)	—	—
Undistributed long-term capital gain	—	—	—	—	—	—	3,455	—
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(554,442)	—	(79,461)	(50,772)	—	(23,501)	—	—

Capital loss carryforwards:
Expiring 2009	$—	—	$—	$—	$—	$(41,518)	—	—
Expiring 2010	—	—	—	—	—	(50,900)	—	—
Expiring 2011	—	—	—	—	—	(35,517)	—	—
Expiring 2016	(691,368)	—	(400,076)	(98,035)	(5,498)	(47,291)	—	—

	$(691,368)	—	$(400,076)	$(98,035)	$(5,498)	$(175,226)	—	—

As of June 30, 2009:
Gross unrealized appreciation on investment securities	$1,700,201	$5,961	$516,058	$132,790	$32,982	$31,899	$39,791	$14
Gross unrealized depreciation on investment securities	(4,898,544)	(446)	(1,045,268)	(388,590)	(26,503)	(217,918)	(18,196)	(18)

Net unrealized (depreciation) appreciation on investment securities	$(3,198,343)	$5,515	$(529,210)	$(255,800)	$6,479	$(186,019)	$21,595	$(4)

Cost of investment securities	$23,386,874	$46,923	$8,702,534	$7,162,213	$979,920	$1,652,427	$2,071,539	$1,022,229

*These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

4. Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the series’ transfer agent, and American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares.

Investment advisory services — The aggregate fee of $142,327,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Annualized rates for the six months ended June 30, 2009

Fund	Beginning with	Ending with	Up to	In excess of

Global Discovery	.580%	.440%	$.5	$1.0	.58%
Global Growth	.690	.460	.6	5.0	.55
Global Small Capitalization	.800	.635	.6	5.0	.73
Growth	.500	.280	.6	34.0	.33
International	.690	.430	.5	21.0	.51
New World	.850	.620	.5	2.5	.78
Blue Chip Income and Growth	.500	.370	.6	4.0	.44
Global Growth and Income	.690	.480	.6	3.0	.61
Growth-Income	.500	.219	.6	34.0	.28
International Growth and Income	.690	.530	.5	1.0	.69
Asset Allocation	.500	.250	.6	8.0	.32
Bond	.480	.340	.6	5.0	.38
Global Bond	.570	.500	1.0	1.0	.57
High-Income Bond	.500	.420	.6	2.0	.47
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.40
Cash Management	.320	.290	1.0	1.0	.32

Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2009, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

American Funds Insurance Series

			(dollars in thousands)

Fund	Current fees		Increase in value of deferred amounts

Global Discovery	$1		$—	*
Global Growth	28		3
Global Small Capitalization	15		2
Growth	123		66
International	44		29
New World	9		1
Blue Chip Income and Growth	20		2
Global Growth and Income	11		1
Growth-Income	122		74
International Growth and Income	—	*	—	*
Asset Allocation	48		18
Bond	41		3
Global Bond	6		—	*
High-Income Bond	8		7
U.S. Government/AAA-Rated Securities	12		6
Cash Management	8		3

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2009, distribution expenses under the plans for the series aggregated $66,007,000 for Class 2 and $489,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Investment transactions and other disclosures

The following table presents additional information for the six months ended June 30, 2009:

	(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund

Purchases of investment securities*	$41,557	$854,071	$654,959	$3,909,177	$2,074,532	$322,905	$459,555	$541,459
Sales of investment securities*	39,538	642,977	504,929	3,464,028	2,071,831	174,785	317,276	385,026
Non-U.S. taxes paid on dividend income	98	6,229	1,283	4,012	15,065	1,607	707	1,963
Non-U.S. taxes paid on interest income	—	—	—	—	—	9	—	—
Non-U.S. taxes (refunded) paid on realized gains	—	—	(44)	—	1,413	570	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2009	—	3,545	190	—	5,558	2,127	—	—
Dividends from affiliated issuers	—	—	1,270	4,932	—	—	—	1,136
Net realized loss from affiliated issuers	—	(93,088)	(4,779)	(63,483)	—	—	—	—

For footnote, please see end of table.

American Funds Insurance Series

	(dollars in thousands)

	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Purchases of investment securities*	$2,388,540	$36,409	$1,758,397	$2,350,199	$412,354	$420,504	$587,530	$3,822,759
Sales of investment securities*	1,934,609	4,379	1,066,910	2,629,795	368,553	187,017	565,046	4,017,528
Non-U.S. taxes paid on dividend income	4,603	118	785	—	—	—	—	—
Non-U.S. taxes (refunded) paid on interest income	—	—	—	(19)	61	—	—	—

*Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.

7. Disclosure of fair value measurements

The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following tables present the funds’ valuation levels as of June 30, 2009, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the six months ended June 30, 2009 (dollars in thousands):

Global Discovery Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Software & services	$30,074	$9,114	*	—	$39,188
Technology hardware & equipment	13,478	2,986	*	—	16,464
Diversified financials	6,317	9,773	*	—	16,090
Banks	6,930	6,142	*	—	13,072
Media	7,423	3,755	*	—	11,178
Pharmaceuticals, biotechnology & life sciences	9,071	1,616	*	—	10,687
Retailing	9,232	—		—	9,232
Commercial & professional services	4,604	3,688	*	—	8,292
Health care equipment & services	7,951	—		—	7,951
Transportation	6,395	—		—	6,395
Telecommunication services	1,127	3,403	*	—	4,530
Utilities	—	4,476	*	—	4,476
Insurance	174	3,828	*	—	4,002
Energy	2,813	—		—	2,813
Semiconductors & semiconductor equipment	1,637	—		—	1,637
Other	350	1,829	*	—	2,179
Miscellaneous	5,849	2,910	*	—	8,759
Convertible securities	28	1,563		—	1,591
Short-term securities	—	21,680		—	21,680

Total	$113,453	$76,763		—	$190,216

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases	Net unrealized depreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$—	$1,900	$(643)	$(1,257)	$—

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $52,257,000 of investment securities were classified as Level 2 instead of Level 1.

†	Unrealized depreciation is included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Global Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$461,398	$229,569	*	$—	$690,967
Consumer staples	149,167	331,087	*	—	480,254
Health care	157,155	272,061	*	—	429,216
Financials	65,325	351,628	*	—	416,953
Consumer discretionary	161,433	240,606	*	1,384	403,423
Telecommunication services	129,851	252,946	*	—	382,797
Materials	153,187	117,064	*	—	270,251
Energy	139,043	128,256	*	—	267,299
Industrials	106,320	123,972	*	—	230,292
Utilities	—	150,323	*	—	150,323
Miscellaneous	17,318	102,702	*	—	120,020
Preferred stocks	—	7,215		—	7,215
Rights & warrants	—	2,712	*	—	2,712
Short-term securities	—	478,753		—	478,753

Total	$1,540,197	$2,788,894		$1,384	$4,330,475

Level 3 reconciliation	Beginning value at 1/1/2009	Net sales	Net realized loss†	Net unrealized appreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$23,544	$(3,355)	$(3,648)	$388	$(15,545)	$1,384

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$24

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,291,119,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Global Small Capitalization Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$159,705	$251,832	*	$36	$411,573
Information technology	188,343	190,995	*	114	379,452
Industrials	124,046	228,416	*	—	352,462
Health care	266,646	81,406	*	—	348,052
Financials	153,181	76,307	*	—	229,488
Materials	36,315	151,292	*	49	187,656
Energy	25,417	93,444	*	—	118,861
Consumer staples	41,633	59,321	*	—	100,954
Utilities	—	63,042	*	—	63,042
Telecommunication services	9,898	31,925	*	—	41,823
Miscellaneous	47,076	81,787	*	—	128,863
Rights & warrants	310	1,057	*	2	1,369
Convertible securities	—	2,776		20	2,796
Bonds, notes & other debt instruments	—	7,478		—	7,478
Short-term securities	—	234,624		—	234,624

Total	$1,052,570	$1,555,702		$221	$2,608,493

Level 3 reconciliation	Beginning value at 1/1/2009	Net sales	Net realized gain†	Net unrealized depreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$13,661	$(20,054)	$16,099	$(9,388)	$(97)	$221

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$(69)

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,307,568,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$3,820,356	$240,475	*	$—	$4,060,831
Energy	2,497,698	92,199	*	—	2,589,897
Consumer discretionary	2,186,354	70,894	*	—	2,257,248
Financials	2,082,739	52,328	*	—	2,135,067
Materials	1,564,379	517,641	*	—	2,082,020
Health care	1,660,992	178,654	*	7,836	1,847,482
Industrials	1,612,899	124,841	*	—	1,737,740
Consumer staples	1,063,667	63,112	*	—	1,126,779
Telecommunication services	250,330	175,163	*	—	425,493
Utilities	286,986	17,414		—	304,400
Miscellaneous	215,317	5,905	*	—	221,222
Rights & warrants	—	28,528	*	—	28,528
Convertible securities	10,062	—		—	10,062
Bonds, notes & other debt instruments	—	—		158	158
Short-term securities	—	1,317,946		—	1,317,946

Total	$17,251,779	$2,885,100		$7,994	$20,144,873

Level 3 reconciliation	Beginning value at 1/1/2009	Net sales	Net realized loss†	Net unrealized appreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$37,520	$(1,170)	$(29,849)	$12,654	$(11,161)	$7,994

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$(6,464)

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,549,740,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

International Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$131,264	$1,104,227	*	$—	$1,235,491
Consumer discretionary	—	1,009,847	*	7,044	1,016,891
Health care	160,940	822,156	*	—	983,096
Telecommunication services	170,294	574,253	*	—	744,547
Energy	47,025	573,256	*	—	620,281
Information technology	57,893	516,680	*	—	574,573
Industrials	94,011	444,980	*	—	538,991
Consumer staples	—	440,566	*	—	440,566
Materials	—	377,703	*	—	377,703
Utilities	—	150,292	*	—	150,292
Miscellaneous	28,140	128,930	*	—	157,070
Preferred stocks	—	9,567		—	9,567
Rights & warrants	—	8,010	*	—	8,010
Short-term securities	—	985,559		—	985,559

Total	$689,567	$7,146,026		$7,044	$7,842,637

Level 3 reconciliation	Beginning value at 1/1/2009	Net unrealized appreciation†	Ending value at 6/30/2009

Investment securities	$6,923	$121	$7,044

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:			$121

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,150,900,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

New World Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer staples	$60,962	$152,634	*	—	$213,596
Financials	44,244	141,059	*	—	185,303
Telecommunication services	43,593	88,265	*	—	131,858
Information technology	57,415	72,485	*	—	129,900
Industrials	12,534	108,005	*	—	120,539
Materials	35,287	78,827	*	—	114,114
Energy	49,274	51,546	*	—	100,820
Consumer discretionary	22,161	61,822	*	—	83,983
Health care	18,871	61,654	*	—	80,525
Utilities	10,408	28,049	*	—	38,457
Miscellaneous	19,836	45,692	*	—	65,528
Rights & warrants	16	890	*	—	906
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	151,285		—	151,285
Energy	—	9,378		—	9,378
Other	—	4,976		—	4,976
Short-term securities	—	174,953		—	174,953

Total	$374,601	$1,231,520		—	$1,606,121

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases and sales	Net realized loss†	Net unrealized appreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$5,875	$(5,408)	$(82)	$2,203	$(2,588)	$—

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $873,318,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$568,794	$—	$—	$568,794
Health care	521,824	—	—	521,824
Industrials	457,848	—	—	457,848
Consumer discretionary	310,206	—	—	310,206
Energy	226,815	—	—	226,815
Telecommunication services	210,275	—	—	210,275
Consumer staples	166,396	—	—	166,396
Financials	142,451	—	14	142,465
Utilities	72,143	—	—	72,143
Materials	16,147	—	—	16,147
Miscellaneous	54,234	—	—	54,234
Preferred stocks	—	469	—	469
Convertible securities	171	2,468	—	2,639
Bonds, notes & other debt instruments	—	2,557	—	2,557
Short-term securities	—	206,368	—	206,368

Total	$2,747,304	$211,862	$14	$2,959,180

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases and sales	Net unrealized appreciation*	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$—	$353	$1,646	$(1,985)	$14

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)*:					$14

*	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Global Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$66,546	$153,814	*	—	$220,360
Information technology	169,784	49,743	*	—	219,527
Materials	149,434	44,492	*	—	193,926
Telecommunication services	83,428	98,021	*	—	181,449
Consumer staples	60,678	103,970	*	—	164,648
Health care	52,904	76,086	*	—	128,990
Industrials	67,944	42,726	*	—	110,670
Energy	46,240	61,691	*	—	107,931
Consumer discretionary	58,564	46,338	*	—	104,902
Utilities	22,903	42,467	*	—	65,370
Miscellaneous	2,576	2,008	*	—	4,584
Preferred stocks	—	29,864		—	29,864
Rights & warrants	—	4,218	*	—	4,218
Convertible securities	—	10,538		—	10,538
Bonds, notes & other debt instruments	—	65,492		—	65,492
Short-term securities	—	181,807		—	181,807

Total	$781,001	$1,013,275		—	$1,794,276

Level 3 reconciliation	Beginning value at 1/1/2009	Net sales	Net realized loss†	Net unrealized appreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$13,351	$(5,402)	$(13,528)	$13,071	$(7,492)	$—

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $723,187,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Growth-Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$4,229,865	$520,113	*	$—	$4,749,978
Consumer discretionary	1,972,613	207,013	*	—	2,179,626
Industrials	2,082,365	—		—	2,082,365
Health care	1,808,546	136,651	*	—	1,945,197
Energy	1,401,276	102,883	*	—	1,504,159
Consumer staples	1,453,241	—		—	1,453,241
Financials	936,237	231,534	*	366	1,168,137
Telecommunication services	853,848	—		—	853,848
Materials	313,160	207,861	*	—	521,021
Utilities	454,441	—		—	454,441
Miscellaneous	362,861	54,838	*	—	417,699
Preferred stocks	—	4,123		—	4,123
Rights & warrants	—	6,719	*	—	6,719
Convertible securities	1,458	92,312		—	93,770
Bonds, notes & other debt instruments	—	12,652		—	12,652
Short-term securities	—	2,741,555		—	2,741,555

Total	$15,869,911	$4,318,254		$366	$20,188,531

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases and sales	Net unrealized appreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$—	$18,271	$40,886	$(58,791)	$366

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:					$366

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,466,026,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

International Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$—	$6,383	*	—	$6,383
Financials	436	5,923	*	—	6,359
Telecommunication services	1,012	4,655	*	—	5,667
Materials	—	4,866	*	—	4,866
Information technology	1,112	3,207	*	—	4,319
Health care	153	4,128	*	—	4,281
Industrials	299	3,938	*	—	4,237
Consumer staples	973	2,268	*	—	3,241
Utilities	—	2,561	*	—	2,561
Energy	—	1,959	*	—	1,959
Miscellaneous	111	623	*	—	734
Preferred stocks	—	425		—	425
Rights & warrants	—	29	*	—	29
Bonds, notes & other debt instruments	—	2,328		—	2,328
Short-term securities	—	5,049		—	5,049

Total	$4,096	$48,342		—	$52,438

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $40,474,000 of investment securities were classified as Level 2 instead of Level 1.

Asset Allocation Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$1,119,755	$23,183	*	$—	$1,142,938
Materials	544,248	157,351	*	—	701,599
Health care	650,353	27,224	*	—	677,577
Financials	556,596	—		—	556,596
Industrials	544,597	—		—	544,597
Energy	532,452	—		—	532,452
Consumer staples	393,008	5,979	*	—	398,987
Consumer discretionary	377,389	11,341	*	1	388,731
Telecommunication services	119,070	38,732	*	—	157,802
Utilities	119,723	—		—	119,723
Miscellaneous	222,749	12,004	*	—	234,753
Preferred stocks	—	9,057		—	9,057
Rights & warrants	—	6,646	*	—	6,646
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	—	774,176		—	774,176
Corporate bonds & notes	—	610,544		2,090	612,634
Mortgage-backed obligations	—	536,414		12,543	548,957
Other	—	204,677		1,619	206,296
Short-term securities	—	559,803		—	559,803

Total	$5,179,940	$2,977,131		$16,253	$8,173,324

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases and sales	Net realized loss†	Net unrealized appreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$38,000	$(15,494)	$(4,870)	$3,245	$(4,628)	$16,253

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$575

*

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $282,460,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$2,096,754	$—	$2,096,754
Corporate bonds & notes	—	1,878,700	5,069	1,883,769
Mortgage-backed obligations	—	1,571,609	20,408	1,592,017
Bonds & notes of governments & government agencies outside the U.S.	—	556,210	—	556,210
Asset-backed obligations	—	78,486	—	78,486
Other	—	39,049	—	39,049
Convertible securities	—	2,526	—	2,526
Preferred stocks	4,624	67,268	—	71,892
Common stocks	1,775	—	4	1,779
Short-term securities	—	583,931	—	583,931

Total	$6,399	$6,874,533	$25,481	$6,906,413

	Level 1	Level 2	Level 3	Total

Forward currency contracts*	—	$(1,768)	—	$(1,768)

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases and sales	Net realized loss†	Net unrealized appreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$41,491	$(718)	$(776)	$318	$(14,834)	$25,481

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$245

*	Forward currency contracts are not included in the investment portfolio.
†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Euros	$—	$268,140	$—	$268,140
Japanese yen	—	69,814	—	69,814
British pounds	—	37,418	—	37,418
Danish kroner	—	20,964	—	20,964
Mexican pesos	—	17,056	—	17,056
Australian dollars	—	16,126	—	16,126
Swedish kronor	—	12,792	—	12,792
Polish zloty	—	12,586	—	12,586
Other currencies	—	32,770	—	32,770
U.S. dollars	—	446,654	1,541	448,195
Preferred stocks	—	4,224	—	4,224
Common stocks	21	—	—	21
Short-term securities	—	46,293	—	46,293

Total	$21	$984,837	$1,541	$986,399

	Level 1	Level 2	Level 3	Total

Forward currency contracts*	—	$(606)	—	$(606)

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases and sales	Net realized loss†	Net unrealized appreciation†	Net transfers out of Level 3	Ending value at 6/30/2009

Investment securities	$2,337	$(180)	$(97)	$182	$(701)	$1,541

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$84

*	Forward currency contracts are not included in the investment portfolio.
†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,103,254	$6,946	$1,110,200
Mortgage-backed obligations	—	1,789	14,656	16,445
Other	—	7,702	—	7,702
Convertible securities	—	10,959	—	10,959
Preferred stocks	—	14,488	14,488
Common stocks	11,154	—	15	11,169
Short-term securities	—	295,445	—	295,445

Total	$11,154	$1,433,637	$21,617	$1,466,408

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases and sales	Net realized gain*	Net unrealized depreciation*	Net transfers into Level 3	Ending value at 6/30/2009

Investment securities	$26,064	$(11,488)	$9,996	$(6,430)	$3,475	$21,617

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)*:						$272

*	Net realized gain and unrealized (depreciation) appreciation are included in the related amounts on investments in the statement of operations.

U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$974,599	$6,453	$981,052
U.S. Treasury bonds & notes	—	755,827	—	755,827
Federal agency bonds & notes	—	197,172	—	197,172
Asset-backed obligations	—	45,559	3,261	48,820
Other	—	9,288	—	9,288
Short-term securities	—	100,975	—	100,975

Total	—	$2,083,420	$9,714	$2,093,134

Level 3 reconciliation	Beginning value at 1/1/2009	Net purchases	Net unrealized depreciation*	Net transfers into Level 3	Ending value at 6/30/2009

Investment securities	$9,588	$32	$(2)	$96	$9,714

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)*:					$(2)

*	Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

Cash Management Fund
At June 30, 2009, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series

8. Forward currency contracts

The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in their respective statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2009, Bond Fund and Global Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

				(amounts in thousands)

		Contract amount

	Settlement date	Receive	Deliver	Unrealized appreciation (depreciation) at June 30, 2009

Bond Fund
Sales:
Australian dollars	7/8/2009	€4,300	A$7,480	$6
Australian dollars	7/9/2009	$6,885	A$8,760	(171)
Australian dollars	7/20/2009	$16,354	A$20,450	(104)
Australian dollars	7/20/2009	€3,555	A$6,200	(4)
Australian dollars	7/24/2009	€818	A$1,440	(11)
Australian dollars	7/27/2009	$4,552	A$5,690	(25)
British pounds	7/20/2009	$6,271	£3,820	(12)
British pounds	7/27/2009	$7,960	£4,840	— *
British pounds	7/30/2009	$8,458	£5,105	63
British pounds	8/3/2009	$14,997	£9,054	107
Danish kroner	7/29/2009	$22,838	DKr120,925	73
Euros	7/8/2009	$22,561	€16,125	(172)
Euros	7/9/2009	$39,130	€28,170	(383)
Euros	7/9/2009	$36,138	€26,020	(359)
Euros	7/22/2009	$4,017	€2,900	(50)
Euros	7/27/2009	$14,402	€10,270	(3)
Euros	9/2/2009	$18,446	€13,080	101
Japanese yen	7/16/2009	$18,207	¥1,787,550	(349)
Japanese yen	7/31/2009	$19,653	¥1,869,989	238
Polish zloty	7/17/2009	$17,691	PLN58,000	(544)
South Korean won	7/17/2009	$9,043	KRW11,440,000	60
Swedish kronor	7/17/2009	$17,773	SKr139,000	(229)

				$(1,768)

*	Amount less than one thousand.

American Funds Insurance Series

			(amounts in thousands)

		Contract amount

	Settlement date	Receive	Deliver	Unrealized (depreciation) appreciation at June 30, 2009

Global Bond Fund
Purchases:
British pounds	7/22/2009	£6,343	$10,507	$(76)
Japanese yen	7/16/2009	¥920,000	$9,431	120
Japanese yen	7/21/2009	¥2,283,728	$23,699	9
Japanese yen	7/24/2009	¥271,726	$2,835	(14)
Japanese yen	7/27/2009	¥66,308	$697	(9)
Japanese yen	8/3/2009	¥2,215,058	$22,990	— *

				$30

Sales:
Australian dollars	7/8/2009	$1,726	A$2,200	$(46)
Australian dollars	7/8/2009	€782	A$1,360	1
Australian dollars	7/9/2009	$2,099	A$2,670	(52)
Australian dollars	7/20/2009	$1,753	A$2,210	(26)
Australian dollars	7/20/2009	$8,317	A$10,400	(53)
British pounds	7/27/2009	$6,652	£4,045	—*
British pounds	7/27/2009	€3,709	£3,150	22
British pounds	8/3/2009	$3,710	£2,240	27
Euros	7/8/2009	$18,681	€13,420	(143)
Euros	7/9/2009	$4,245	€3,040	(42)
Euros	7/27/2009	$1,403	€1,000	—*
Polish zloty	7/17/2009	$916	PLN3,000	(27)
Polish zloty	7/17/2009	$9,151	PLN30,000	(281)
South Korean won	7/17/2009	$3,937	KRW4,980,000	26
South Korean won	7/17/2009	$2,853	KRW3,580,000	42
Swedish kronor	7/9/2009	$1,043	SKr8,190	(18)
Swedish kronor	7/17/2009	$5,115	SKr40,000	(66)

				$(636)

Forward currency contracts — net				$(606)

*	Amount less than one thousand.

9. Subsequent events

As of August 3, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred on any of the funds that would have materially impacted the financial statements as presented.

American Funds Insurance Series

Financial highlights1

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]

Global Discovery Fund

Class 1
6/30/09[4]	$7.45	$.04	$1.69	$1.73	$(.03)	$—	$(.03)	$9.15	23.21%	$24.62%[5]			.62%[5]		1.03%[5]
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18.60			.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35.60			.54		1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28.62			.56		1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22.61			.56		1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20.61			.60		.81
Class 2
6/30/09[4]	7.43	.03	1.67	1.70	(.03)	—	(.03)	9.10	22.87	165.87		[5]	.87	[5]	.78 [5]
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131.85			.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240.85			.79		.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151.87			.81		.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86			.81		1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51.86			.85		.60

Global Growth Fund

Class 1
6/30/09[4]	$13.96	$.17	$1.80	$1.97	$(.06)	$—	$(.06)	$15.87	14.12%	$820.58%[5]			.58%[5]		2.50%[5]
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675.55			.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684.55			.50		2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278.58			.53		1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206.62			.57		1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202.65			.64		1.15
Class 2
6/30/09[4]	13.88	.15	1.79	1.94	(.05)	—	(.05)	15.77	14.01	3,454.83		[5]	.83	[5]	2.22 [5]
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198.80			.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180.80			.75		1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015.83			.78		1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617.87			.82		1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796.90			.89		.92

Global Small Capitalization Fund

Class 1
6/30/09[4]	$11.18	$.05	$2.99	$3.04	$—	$—	$—	$14.22	27.19%	$463.78%[5]			.78%[5]		.92%[5]
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306.74			.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369.73			.66		.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247.77			.69		.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231.79			.73		.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193.81			.80		.15
Class 2
6/30/09[4]	11.03	.04	2.94	2.98	—	—	—	14.01	27.02	2,156	1.02	[5]	1.02	[5]	.64 [5]
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748.99			.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975.98			.91		.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94		.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04		.97		.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06		1.05		(.07)

For footnotes, please see end of table.

American Funds Insurance Series

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Growth Fund

Class 1
6/30/09[4]	$33.51	$.15	$4.23	$4.38	$(.10)	$—	$(.10)	$37.79	13.07%	$5,168.36%[5]			.36%[5]		.89%[5]
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768.33			.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051.33			.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503.34			.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709.35			.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744.36			.36		.68
Class 2
6/30/09[4]	33.27	.11	4.19	4.30	(.08)	—	(.08)	37.49	12.94	14,787.61		[5]	.61	[5]	.64	[5]
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383.58			.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359.58			.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122.59			.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343.60			.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055.61			.61		.50
Class 3
6/30/09[4]	33.54	.12	4.24	4.36	(.09)	—	(.09)	37.81	13.00	201.54		[5]	.54	[5]	.71	[5]
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198.51			.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425.51			.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451.52			.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499.53			.50		.69
12/31/04[6]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516.545			.535		.545

International Fund

Class 1
6/30/09[4]	$12.22	$.17	$1.71	$1.88	$(.04)	$(.08)	$(.12)	$13.98	15.35%	$2,271.55%[5]			.55%[5]		2.82%[5]
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864.52			.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708.52			.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648.54			.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599.57			.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495.60			.59		1.54
Class 2
6/30/09[4]	12.19	.15	1.70	1.85	(.03)	(.08)	(.11)	13.93	15.18	5,32 [5]	.80	[5]	.80	[5]	2.54	[5]
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901.77			.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719.77			.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260.79			.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790.82			.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752.84			.83		1.27
Class 3
6/30/09[4]	12.23	.16	1.70	1.86	(.03)	(.08)	(.11)	13.98	15.22	59.73		[5]	.73	[5]	2.57	[5]
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57.70			.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123.70			.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120.72			.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116.75			.70		1.74
12/31/04[6]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115.77		[5]	.77	[5]	1.45	[5]

New World Fund

Class 1
6/30/09[4]	$13.57	$.18	$2.54	$2.72	$(.05)	$—	$(.05)	$16.24	20.07%	$368.84%[5]			.84%[5]		2.61%[5]
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253.81			.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261.82			.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126.88			.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88.92			.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63.93			.92		1.81
Class 2
6/30/09[4]	13.47	.16	2.53	2.69	(.05)	—	(.05)	16.11	19.96	1,230	1.09	[5]	1.09	[5]	2.30	[5]
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57

American Funds Insurance Series

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Blue Chip Income and Growth Fund

Class 1
6/30/09[4]	$6.67	$.09	$.11	$.20	$(.04)	$—	$(.04)	$6.83	2.97%	$294.46%[5]			.46%[5]		2.69%[5]
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220.43			.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143.42			.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159.43			.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135.45			.41		1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129.46			.46		1.60
Class 2
6/30/09[4]	6.62	.08	.11	.19	(.03)	—	(.03)	6.78	2.94	2,677.71		[5]	.71	[5]	2.47	[5]
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602.68			.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274.67			.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937.68			.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029.70			.66		1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349.71			.70		1.37

Global Growth and Income Fund

Class 1
6/30/09[4]	$6.68	$.11	$.61	$.72	$(.04)	$—	$(.04)	$7.36	10.74%	$122.65%[5]			.65%[5]		3.38%[5]
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95.62			.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79.71			.58		2.37
12/31/06[7]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45.72		[5]	.65	[5]	2.10	[5]
Class 2
6/30/09[4]	6.67	.10	.60	.70	(.03)	—	(.03)	7.34	10.56	1,662.90		[5]	.90	[5]	3.11	[5]
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529.86			.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997.96			.83		2.11
12/31/06[7]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638.97		[5]	.90	[5]	1.64	[5]

Growth-Income Fund

Class 1
6/30/09[4]	$24.25	$.25	$1.68	$1.93	$(.11)	$—	$(.11)	$26.07	7.97%	$6,433.30%[5]			.30%[5]		2.11%[5]
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034.28			.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618.27			.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759.28			.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825.29			.27		1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213.31			.30		1.39
Class 2
6/30/09[4]	24.11	.22	1.68	1.90	(.10)	—	(.10)	25.91	7.89	13,533.55		[5]	.55	[5]	1.87	[5]
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046.53			.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243.52			.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688.53			.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54			.52		1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105.56			.55		1.19
Class 3
6/30/09[4]	24.27	.23	1.68	1.91	(.10)	—	(.10)	26.08	7.89	200.48		[5]	.48	[5]	1.94	[5]
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205.46			.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405.45			.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458.46			.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47			.45		1.50
12/31/04[6]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537.49		[5]	.48	[5]	1.24	[5]

International Growth and Income Fund

Class 1
6/30/09[4]	$10.92	$.29	$1.20	$1.49	$(.02)	—	$(.02)	$12.39	13.65%	$16.76%[5]			.76%[5]		5.38%[5]
12/31/08[8]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12.09			.08		.14
Class 2
6/30/09[4]	10.92	.32	1.15	1.47	(.02)	—	(.02)	12.37	13.47	37	1.02	[5]	1.02	[5]	5.78	[5]
12/31/08[8]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4.11			.11		.05

American Funds Insurance Series

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[3]	Ratio of net income to average net assets[3]

Asset Allocation Fund

Class 1
6/30/09[4]	$12.16	$.18	$.52	$.70	$(.07)	$—	$(.07)	$12.79	5.75%	$3,269.34%[5]			.34%[5]		3.07%[5]
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243.32			.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927.32			.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079.33			.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879.35			.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899.38			.37		2.64
Class 2
6/30/09[4]	12.08	.17	.51	.68	(.06)	—	(.06)	12.70	5.67	4,842.59		[5]	.59	[5]	2.84	[5]
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822.57			.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308.57			.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362.58			.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120.60			.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797.62			.62		2.42
Class 3
6/30/09[4]	12.17	.17	.51	.68	(.06)	—	(.06)	12.79	5.63	40.52		[5]	.52	[5]	2.91	[5]
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41.50			.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71.50			.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76.51			.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76.53			.50		2.39
12/31/04[6]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55[5]		.55[5]		2.50[5]

Bond Fund

Class 1
6/30/09[4]	$9.45	$.23	$.35	$.58	$(.08)	$—	$(.08)	$9.95	6.05%	$2,997.41%[5]			.41%[5]		4.92%[5]
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090.40			.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436.41			.37		5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230.43			.39		5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182.44			.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195.45			.44		4.94
Class 2
6/30/09[4]	9.36	.22	.35	.57	(.08)	—	(.08)	9.85	5.96	3,986.66		[5]	.66	[5]	4.71	[5]
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432.65			.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679.66			.62		5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374.68			.64		5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312.69			.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759.70			.69		4.68

Global Bond Fund

Class 1
6/30/09[4]	$10.68	$.23	$.07	$.30	$(.04)	$—	$(.04)	$10.94	2.77%	$113.60%[5]			.60%[5]		4.34%[5]
12/31/08	10.83	.48	(.09)	.39	(.54)	—[9]	(.54)	10.68	3.60	111.59			.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28.61			.55		4.61
12/31/06[10]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12.15			.13		1.00
Class 2
6/30/09[4]	10.66	.21	.07	.28	(.04)	—	(.04)	10.90	2.59	871.85		[5]	.85	[5]	4.09	[5]
12/31/08	10.81	.44	(.07)	.37	(.52)	—[9]	(.52)	10.66	3.48	802.84			.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279.86			.80		4.41
12/31/06[11]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15.13			.12		.60

For footnotes, please see end of table.

American Funds Insurance Series

		Income (loss) from investment operations [2]			Dividends and distributions								Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver

High-Income Bond Fund

Class 1
6/30/09[4]	$8.05	$.34	$1.13	$1.47	$(.12)	—	$(.12)	$9.40	18.08%	$478.50%[5]			.50%[5]		8.00%[5]
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340.48			.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308.48			.44		7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293.49			.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309.50			.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364.50			.50		6.74
Class 2
6/30/09[4]	7.99	.33	1.11	1.44	(.11)	—	(.11)	9.32	17.93	968.75		[5]	.75	[5]	7.77	[5]
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780.73			.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996.73			.69		7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832.74			.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590.75			.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444.75			.74		6.48
Class 3
6/30/09[4]	8.07	.33	1.12	1.45	(.11)	—	(.11)	9.41	17.88	22.68		[5]	.68	[5]	7.84	[5]
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18.66			.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28.66			.62		7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34.67			.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37.68			.64		6.58
12/31/04[6]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46.68		[5]	.68	[5]	6.57	[5]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/09[4]	$12.29	$.21	$(.12)	$.09	$(.07)	$(.11)	$(.18)	$12.20	.71%	$700.42%[5]			.42%[5]		3.36%[5]
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496.43			.38		4.17
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211.46			.41		4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218.47			.42		4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252.47			.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286.47			.46		3.68
Class 2
6/30/09[4]	12.20	.19	(.12)	.07	(.06)	(.11)	(.17)	12.10	.59	1,330.67		[5]	.67	[5]	3.13	[5]
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219.68			.64		3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597.71			.66		4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402.72			.67		4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341.72			.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285.72			.71		3.42
Class 3
6/30/09[4]	12.30	.20	(.13)	.07	(.06)	(.11)	(.17)	12.20	.59	30.60		[5]	.60	[5]	3.21	[5]
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33.61			.57		4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29.64			.59		4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32.65			.60		4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39.65			.61		3.81
12/31/04[6]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65[5]		.65[5]		3.51[5]

American Funds Insurance Series

		Income (loss) from investment operations[2]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net (loss) income to average net assets[3]

Cash Management Fund

Class 1
6/30/09[4]	$11.44	$— [9]	$—	[9]	$— [9]	$(.03)	$—	[9]	$(.03)	$11.41	(.02)%	$133.34%[5]			.34%[5]		(.03)%[5]
12/31/08	11.40	.24	—	[9]	.24	(.20)	—		(.20)	11.44	2.15	158.32			.29		2.07
12/31/07	11.62	.57	—	[9]	.57	(.79)	—		(.79)	11.40	4.95	112.33			.30		4.88
12/31/06	11.31	.54	—	[9]	.54	(.23)	—		(.23)	11.62	4.81	98.33			.30		4.74
12/31/05	11.09	.33	—	[9]	.33	(.11)	—		(.11)	11.31	2.97	75.33			.30		2.91
12/31/04	11.07	.11	—	[9]	.11	(.09)	—		(.09)	11.09	.96	78.37			.36		.96
Class 2
6/30/09[4]	11.38	(.02)	—	[9]	(.02)	(.02)	—	[9]	(.02)	11.34	(.16)	863.59		[5]	.59	[5]	(.28)[5]
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023.57			.54		1.73
12/31/07	11.56	.54	—	[9]	.54	(.75)	—		(.75)	11.35	4.73	452.58			.55		4.61
12/31/06	11.26	.51	—	[9]	.51	(.21)	—		(.21)	11.56	4.59	282.58			.55		4.52
12/31/05	11.05	.30	—	[9]	.30	(.09)	—		(.09)	11.26	2.68	153.58			.55		2.71
12/31/04	11.03	.08	—	[9]	.08	(.06)	—		(.06)	11.05	.70	110.61			.61		.76
Class 3
6/30/09[4]	11.44	(.01)	(.01)		(.02)	(.02)	—	[9]	(.02)	11.40	(.14)	23.52		[5]	.52	[5]	(.21)[5]
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25.50			.47		1.91
12/31/07	11.60	.55	—	[9]	.55	(.75)	—		(.75)	11.40	4.83	20.51			.48		4.70
12/31/06	11.29	.52	—	[9]	.52	(.21)	—		(.21)	11.60	4.64	18.51			.48		4.53
12/31/05	11.07	.30	—	[9]	.30	(.08)	—		(.08)	11.29	2.74	16.51			.48		2.70
12/31/04[6]	11.07	.09	—	[9]	.09	(.09)	—		(.09)	11.07	.78	20.54		[5]	.54	[5]	.80 [5]

		Year ended December 31

Portfolio turnover rate for all classes of shares	Six months ended June 30, 2009[4]	2008		2007	2006		2005	2004

Global Discovery Fund	28%	46%		50%	31%		53%	28%
Global Growth Fund	21	38		38	31		26	24
Global Small Capitalization Fund	27	47		49	50		47	49
Growth Fund	21	26		40	35		29	30
International Fund	35	52		41	29		40	37
New World Fund	15	32		34	32		26	18
Blue Chip Income and Growth Fund	13	24		27	21		33	13
Global Growth and Income Fund	28	36		36	8	[7]	—	—
Growth-Income Fund	13	31		24	25		20	21
International Growth and Income Fund	17	—	[8]	—	—		—	—
Asset Allocation Fund	18	36		29	38		23	20
Bond Fund	64	63		57	57		46	34
Global Bond Fund	52	118		85	7	[10]	—	—
High-Income Bond Fund	21	29		32	35		35	38
U.S. Government/AAA-Rated Securities Fund	47	108		91	76		86	68
Cash Management Fund	—	—		—	—		—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	Unaudited.

[5]	Annualized.

[6]	From January 16, 2004, when Class 3 shares were first issued.

[7]	From May 1, 2006, commencement of operations.

[8]	From November 18, 2008, commencement of operations.

[9]	Amount less than $.01.

[10]	From October 4, 2006, commencement of operations.

[11]	From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009, through June 30, 2009).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2009	Ending account value 6/30/2009	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,232.11	$3.43	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 2 — actual return	1,000.00	1,228.70	4.81	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,141.21	$3.08	.58%
Class 1 — assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 2 — actual return	1,000.00	1,140.12	4.40	.83
Class 2 — assumed 5% return	1,000.00	1,020.68	4.16	.83

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,271.91	$4.39	.78%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78

Class 2 — actual return	1,000.00	1,270.17	5.74	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02
Growth Fund
Class 1 — actual return	$1,000.00	$1,130.71	$1.90	.36%
Class 1 — assumed 5% return	1,000.00	1,023.01	1.81	.36

Class 2 — actual return	1,000.00	1,129.42	3.22	.61
Class 2 — assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 3 — actual return	1,000.00	1,129.95	2.85	.54
Class 3 — assumed 5% return	1,000.00	1,022.12	2.71	.54

International Fund
Class 1 — actual return	$1,000.00	$1,153.48	$2.94	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 — actual return	1,000.00	1,151.79	4.27	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 3 — actual return	1,000.00	1,152.20	3.90	.73
Class 3 — assumed 5% return	1,000.00	1,021.17	3.66	.73

New World Fund
Class 1 — actual return	$1,000.00	$1,200.74	$4.58	.84%
Class 1 — assumed 5% return	1,000.00	1,020.63	4.21	.84

Class 2 — actual return	1,000.00	1,199.62	5.94	1.09
Class 2 — assumed 5% return	1,000.00	1,019.39	5.46	1.09

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,029.68	$2.31	.46%
Class 1 — assumed 5% return	1,000.00	1,022.51	2.31	.46

Class 2 — actual return	1,000.00	1,029.44	3.57	.71
Class 2 — assumed 5% return	1,000.00	1,021.27	3.56	.71

American Funds Insurance Series

	Beginning account value 1/1/2009	Ending account value 6/30/2009	Expenses paid during period*	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,107.37	$3.40	.65%
Class 1 — assumed 5% return	1,000.00	1,021.57	3.26	.65

Class 2 — actual return	1,000.00	1,105.56	4.70	.90
Class 2 — assumed 5% return	1,000.00	1,020.33	4.51	.90

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,079.66	$1.55	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,078.89	2.83	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,078.85	2.47	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,136.51	$4.03	.76%
Class 1 — assumed 5% return	1,000.00	1,021.03	3.81	.76

Class 2 — actual return	1,000.00	1,134.68	5.40	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,057.53	$1.73	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 2 — actual return	1,000.00	1,056.65	3.01	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 — actual return	1,000.00	1,056.31	2.65	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

Bond Fund
Class 1 — actual return	$1,000.00	$1,060.52	$2.09	.41%
Class 1 — assumed 5% return	1,000.00	1,022.76	2.06	.41

Class 2 — actual return	1,000.00	1,059.61	3.37	.66
Class 2 — assumed 5% return	1,000.00	1,021.52	3.31	.66

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,027.75	$3.02	.60%
Class 1 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 2 — actual return	1,000.00	1,025.93	4.27	.85
Class 2 — assumed 5% return	1,000.00	1,020.58	4.26	.85

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,180.76	$2.70	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 2 — actual return	1,000.00	1,179.26	4.05	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 3 — actual return	1,000.00	1,178.83	3.67	.68
Class 3 — assumed 5% return	1,000.00	1,021.42	3.41	.68

American Funds Insurance Series

	Beginning account value 1/1/2009	Ending account value 6/30/2009	Expenses paid during period*	Annualized expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,007.10	$2.09	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42

Class 2 — actual return	1,000.00	1,005.91	3.33	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 3 — actual return	1,000.00	1,005.94	2.98	.60
Class 3 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.84	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 2 — actual return	1,000.00	998.42	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 — actual return	1,000.00	998.61	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

*

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Insurance Series

Board of trustees and other officers

“Independent” trustees

Name and age	Year first elected a trustee of the series[1]	Principal occupation(s) during past five years	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee

Lee A. Ault III, 73 Chairman of the Board (Independent and Non-Executive)	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

William H. Baribault, 63	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting); former Chairman of the Board, President and CEO, Professional Business Bank (financial services for small businesses); former President and CEO, Henry Company (building products)	2	None

Joe E. Davis, 75	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)	2	Anworth Mortgage Asset Corporation; Natural Alternatives International, Inc.

Martin Fenton, 74	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	19	None

Leonard R. Fuller, 63	1999	President and CEO, Fuller Consulting (financial management consulting firm)	17	None

W. Scott Hedrick, 63	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Visiting Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 51	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	4	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Mary Myers Kauppila, 55	1994	Chairman of the Board and CEO, Ladera Management Company (private investment company)	6	None

Kirk P. Pendleton resigned from the board in May 2009. The trustees wish to thank Mr. Pendleton for his dedication and service to the series and its shareholders.

“Interested” trustees4

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee

James K. Dunton, 71 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 49 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]	3	None

The series’ statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series

Other officers

Name, age and position with series	Year first elected an officer of the series[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Michael J. Downer, 54 Executive Vice President	1991

Senior Vice President, Secretary and Coordinator of Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 48 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 79 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

Claudia P. Huntington, 57 Senior Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

John H. Smet, 52 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Carl M. Kawaja, 45 Vice President	2008

Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International, Inc.;[5] Director, Capital International Asset Management, Inc.[5]

Sung Lee, 42 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 46 Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Executive Vice President and Director, Capital Research and Management Company

C. Ross Sappenfield, 44 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[5]

Susan M. Tolson, 47 Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

Steven I. Koszalka, 45 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 38 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 41 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Neal F. Wellons, 38 Assistant Treasurer	2009	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]

Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]

This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]

“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

Offices of the series and
of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2009, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2009, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds    Capital Research and Management     Capital International    Capital Guardian     Capital Bank and Trust

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.

(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

ITEM 6.(a)

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 92.59%
Basic Materials - 5.23%
AK Steel Holding Corp.	36,700	$704,273
Ashland, Inc.	68,900	1,932,645
Cliffs Natural Resources, Inc.	104,347	2,553,371
Cytec Industries, Inc.	16,086	299,521
Dow Chemical Company	101,122	1,632,109
Eli Lilly & Company	130,833	4,532,055
International Paper Company	235,461	3,562,525
Rayonier, Inc.	4,000	145,400
Terra Industries, Inc.	11,670	282,648

		15,644,547

Communications - 11.24%
Amazon.com, Inc. *	9,267	775,277
AT&T, Inc.	323,629	8,038,944
Atlantic Tele-Network, Inc.	600	23,574
Comcast Corp., Class A	212,193	3,074,677
Global Sources, Ltd. *	10,734	77,392
Google, Inc., Class A *	6,299	2,655,595
QUALCOMM, Inc.	83,369	3,768,279
Sohu.com, Inc. *	11,407	716,702
Symantec Corp. *	59,092	919,472
Time Warner Cable, Inc. *	137,735	4,362,067
Time Warner, Inc.	85,521	2,154,274
U.S. Cellular Corp. *	18,239	701,290
USA Mobility, Inc. *	5,400	68,904
VeriSign, Inc. *	35,300	652,344
Verizon Communications, Inc.	182,034	5,593,905

		33,582,696

Consumer, Cyclical - 6.82%
AnnTaylor Stores Corp. *	19,200	153,216
Barnes & Noble, Inc. (a)	70,900	1,462,667
Carter’s, Inc. *	23,900	588,179
CEC Entertainment, Inc. *	24,400	719,312
Ingram Micro, Inc., Class A *	82,269	1,439,708
Jones Apparel Group, Inc.	47,630	511,070
Macy’s, Inc.	53,200	625,632
McDonald’s Corp.	50,562	2,906,809
Ross Stores, Inc.	69,100	2,667,260
Tech Data Corp. *	15,206	497,388
The Buckle, Inc. (a)	3,000	95,310
TRW Automotive Holdings Corp. *	23,000	259,900
WABCO Holdings, Inc.	27,919	494,166
Wal-Mart Stores, Inc.	121,654	5,892,920
Wesco International, Inc. *	12,300	307,992
World Fuel Services Corp.	25,100	1,034,873
Yum! Brands, Inc.	21,700	723,478

		20,379,880

Consumer, Non-cyclical - 22.21%
Abbott Laboratories	84,694	3,984,006
Alliance Imaging, Inc. *	1,700	12,461
Altria Group, Inc.	75,929	1,244,476
Archer-Daniels-Midland Company	166,222	4,449,763
Bunge, Ltd.	62,700	3,777,675
Centene Corp. *	12,600	251,748
China Sky One Medical, Inc. * (a)	2,600	35,048
Colgate-Palmolive Company	59,301	4,194,953
Coventry Health Care, Inc. *	166,877	$3,122,269
Cypress Biosciences, Inc. *	93,200	877,944
Enzon Pharmaceuticals, Inc. * (a)	40,800	321,096
Express Scripts, Inc. *	44,905	3,087,219
Gentiva Health Services, Inc. *	23,600	388,456
Gilead Sciences, Inc. *	74,611	3,494,779
Healthspring, Inc. *	7,900	85,794
Herbalife, Ltd.	38,752	1,222,238
Johnson & Johnson	59,320	3,369,376
Kimberly-Clark Corp.	75,000	3,932,250
Lincoln Educational Services Corp. * (a)	8,100	169,533
Lorillard, Inc.	41,917	2,840,715
Manpower, Inc.	57,800	2,447,252
Mead Johnson Nutrition Company *	9,600	304,992
Medco Health Solutions, Inc. *	77,300	3,525,653
Medicines Company *	9,400	78,866
Merck & Company, Inc. (a)	49,320	1,378,987
PDL BioPharma, Inc.	28,800	227,520
Pfizer, Inc. (a)	399,092	5,986,380
Philip Morris International, Inc.	32,480	1,416,777
POZEN, Inc. *	1,800	13,824
Procter & Gamble Company	16,260	830,886
Quidel Corp. *	40,900	595,504
R.R. Donnelley & Sons Company	171,764	1,995,898
Safeway, Inc.	7,201	146,684
SAIC, Inc. *	101,976	1,891,655
Sysco Corp.	122,245	2,748,068
The Kroger Company	33,800	745,290
Western Union Company	71,400	1,170,960

		66,366,995

Energy - 9.78%
Chevron Corp.	2,254	149,328
ConocoPhillips Company	136,934	5,759,444
Devon Energy Corp.	3,300	179,850
Diamond Offshore Drilling, Inc. (a)	33,700	2,798,785
Duke Energy Corp.	50,945	743,288
Encore Aquisition Company *	47,898	1,477,653
Exxon Mobil Corp.	114,100	7,976,731
Key Energy Services, Inc. *	40,500	233,280
Marathon Oil Corp.	49,200	1,482,396
Mariner Energy, Inc. *	28,975	340,456
Murphy Oil Corp.	75,757	4,115,120
Occidental Petroleum Corp.	3,136	206,380
Oil States International, Inc. *	33,477	810,478
Rowan Companies, Inc. (a)	84,247	1,627,652
Southwestern Energy Company *	27,400	1,064,490
W&T Offshore, Inc.	25,294	246,364

		29,211,695

Financial - 12.14%
Aetna, Inc.	145,273	3,639,089
Allied World Assurance Holdings, Ltd.	39,477	1,611,846
Bank of America Corp.	484,355	6,393,486
Boston Properties, Inc., REIT	4,645	221,567
Broadridge Financial Solutions, Inc.	60,861	1,009,075
Citigroup, Inc. (a)	361,600	1,073,952

The accompanying notes are an integral part of the financial statements.

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
CME Group, Inc. (a)	1,966	$611,642
Comerica, Inc.	23,859	504,618
Equity Residential, REIT	18,726	416,279
First American Corp.	19,204	497,576
Health Care, Inc., REIT	8,360	285,076
JPMorgan Chase & Company	180,514	6,157,333
KeyCorp	23,500	123,140
Liberty Property Trust, REIT	9,534	219,663
Marshall & Ilsley Corp. (a)	56,745	272,376
Morgan Stanley	16,700	476,117
Old Republic International Corp.	80,700	794,895
PartnerRe, Ltd.	3,900	253,305
PNC Financial Services Group, Inc.	3,100	120,311
Popular, Inc. (a)	149,600	329,120
ProLogis, REIT	16,900	136,214
Public Storage, Inc., REIT	9,000	589,320
Regency Centers Corp., REIT	7,871	274,777
Regions Financial Corp.	37,500	151,500
Signature Bank *	2,500	67,800
Simon Property Group, Inc., REIT	18,473	950,066
Synovus Financial Corp.	122,900	367,471
The Goldman Sachs Group, Inc.	29,578	4,360,980
The Travelers Companies, Inc.	42,585	1,747,688
Vornado Realty Trust, REIT	9,816	442,014
Wells Fargo & Company	77,700	1,885,002
Zions Bancorp	24,960	288,538

		36,271,836

Industrial - 12.58%
Aaon, Inc.	2,200	43,824
Arrow Electronics, Inc. *	102,344	2,173,787
Avnet, Inc. *	185,844	3,908,299
Brinks Company	43,396	1,259,786
Brink’s Home Security Holdings, Inc. *	25,327	717,007
Fluor Corp.	57,318	2,939,840
Gardner Denver, Inc. *	21,473	540,475
Garmin, Ltd. (a)	169,700	4,042,254
General Dynamics Corp.	50,477	2,795,921
General Electric Company	25,000	293,000
Granite Construction, Inc.	1,000	33,280
Jabil Circuit, Inc.	55,644	412,879
Joy Global, Inc.	21,118	754,335
Lockheed Martin Corp.	57,523	4,639,230
Marten Transport, Ltd. *	3,600	74,736
Multi-Fineline Electronix, Inc. *	14,800	316,720
Northrop Grumman Corp.	81,091	3,704,237
Overseas Shipholding Group, Inc.	9,200	313,168
Raytheon Company	30,700	1,364,001
Ryder Systems, Inc.	20,682	577,442
Silgan Holdings, Inc.	8,500	416,755
Timken Company	122,037	2,084,392
Trinity Industries, Inc.	29,091	396,219
United Parcel Service, Inc., Class B	49,100	2,454,509
United Technologies Corp.	13,690	711,332
URS Corp. *	3,600	178,272
Vishay Intertechnology, Inc. *	64,000	434,560

		37,580,260
Technology - 8.81%
Apple, Inc. *	40,726	$5,800,604
Automatic Data Processing, Inc.	43,600	1,545,184
CA, Inc.	968	16,872
Computer Sciences Corp. *	46,039	2,039,528
International Business Machines Corp.	47,855	4,997,019
Microsoft Corp.	345,807	8,219,832
Texas Instruments, Inc.	82,986	1,767,602
Volterra Semiconductor Corp. * (a)	45,100	592,614
Western Digital Corp. *	51,275	1,358,788

		26,338,043

Utilities - 3.78%
Atmos Energy Corp.	11,490	287,710
Consolidated Edison, Inc.	8,836	330,643
Dominion Resources, Inc.	37,355	1,248,404
DTE Energy Company	22,247	711,904
Edison International	109,036	3,430,272
Mirant Corp. *	136,949	2,155,577
NiSource, Inc.	68,156	794,699
NRG Energy, Inc. *	30,200	783,992
NV Energy, Inc.	17,052	183,991
Pepco Holdings, Inc.	26,109	350,905
Progress Energy, Inc.	16,378	619,580
Sempra Energy	7,775	385,873

		11,283,550

TOTAL COMMON STOCKS (Cost $274,428,529)		$276,659,502

SHORT TERM INVESTMENTS - 9.09%
John Hancock Collateral
Investment Trust, 0.3952% (c)(f)	$1,620,686	$16,224,368
U.S. Treasury Bills zero coupon due 09/17/2009 ***	10,950,000	10,946,441

TOTAL SHORT TERM INVESTMENTS (Cost $27,167,541)		$27,170,809

REPURCHASE AGREEMENTS - 3.72%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $11,126,003 on 07/01/2009, collateralized by $10,735,000 Federal National Mortgage Association, 5.25% due 08/01/2012 (valued at $11,352,263, including interest)	$11,126,000	$11,126,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,126,000)		$11,126,000

Total Investments (All Cap Core Trust) (Cost $312,722,070) - 105.40%		$314,956,311
Other assets and liabilities, net - (5.40)%		(16,150,122)

TOTAL NET ASSETS - 100.00%		$298,806,189

The accompanying notes are an integral part of the financial statements.

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

All Cap Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.82%
Basic Materials - 2.03%
BHP Billiton, Ltd.	13,801	$378,250
Biogen Idec, Inc. *	6,755	304,988
Monsanto Company	9,076	674,710
Potash Corp. of Saskatchewan, Inc.	3,595	334,515
The Mosaic Company	7,151	316,789

		2,009,252

Communications - 11.90%
Amdocs, Ltd. *	20,318	435,821
Check Point Software Technologies, Ltd. *	28,197	661,784
China Mobile, Ltd.	46,516	466,433
Cisco Systems, Inc. *	51,560	961,078
Corning, Inc.	40,398	648,792
eBay, Inc. *	19,880	340,544
Google, Inc., Class A *	4,897	2,064,526
KDDI Corp.	394	2,088,894
McAfee, Inc. *	9,891	417,301
Nokia Oyj, SADR	49,235	717,846
Priceline.com, Inc. *	4,028	449,323
QUALCOMM, Inc.	45,975	2,078,070
Symantec Corp. *	13,508	210,185
VeriSign, Inc. *	13,447	248,501

		11,789,098

Consumer, Cyclical - 7.42%
Costco Wholesale Corp.	16,238	742,077
Home Depot, Inc. (a)	30,608	723,267
Kohl’s Corp. *	16,926	723,587
Lowe’s Companies, Inc.	36,306	704,699
Macy’s, Inc.	28,220	331,867
McDonald’s Corp.	20,338	1,169,232
NIKE, Inc., Class B	9,426	488,078
The Gap, Inc.	60,896	998,694
Wal-Mart Stores, Inc.	20,797	1,007,407
Yum! Brands, Inc.	14,001	466,793

		7,355,701

Consumer, Non-cyclical - 36.88%
Abbott Laboratories	43,034	2,024,319
Accenture, Ltd., Class A	50,404	1,686,518
Apollo Group, Inc., Class A *	20,668	1,469,908
Baxter International, Inc.	65,268	3,456,593
Becton, Dickinson & Company	50,478	3,599,586
Clorox Company	14,418	804,957
Colgate-Palmolive Company	21,304	1,507,045
Express Scripts, Inc. *	7,823	537,831
General Mills, Inc.	22,449	1,257,593
Gilead Sciences, Inc. *	34,734	1,626,941
Johnson & Johnson	57,473	3,264,466
Kellogg Company	34,896	1,625,107
Medtronic, Inc.	46,240	1,613,314
Morningstar, Inc. * (a)	6,015	247,998
PepsiCo, Inc.	43,443	2,387,627
Procter & Gamble Company	48,645	2,485,760
Robert Half International, Inc.	13,018	307,485
Shire, Ltd.	58,480	806,569
The Coca-Cola Company	36,542	1,753,651
The Kroger Company	103,928	2,291,612
UnitedHealth Group, Inc.	29,823	$744,979
Varian Medical Systems, Inc. *	10,338	363,277
Visa, Inc.	10,901	678,696

		36,541,832

Energy - 5.03%
Apache Corp.	5,732	413,564
Baker Hughes, Inc.	7,227	263,352
Cameron International Corp. *	16,579	469,186
Devon Energy Corp.	11,929	650,131
EQT Corp.	9,571	334,124
Exxon Mobil Corp.	13,740	960,563
Occidental Petroleum Corp.	11,684	768,924
Schlumberger, Ltd.	4,577	247,661
Transocean, Ltd. *	5,883	437,048
Weatherford International, Ltd. *	9,054	177,096
XTO Energy, Inc.	6,981	266,255

		4,987,904

Financial - 6.45%
ACE, Ltd.	27,019	1,195,050
Charles Schwab Corp.	28,399	498,118
Chubb Corp.	30,800	1,228,304
CME Group, Inc. (a)	1,832	569,954
IntercontinentalExchange, Inc. *	6,987	798,195
JPMorgan Chase & Company	8,725	297,610
MasterCard, Inc., Class A	10,758	1,799,921

		6,387,152

Industrial - 12.73%
Expeditors International of Washington, Inc.	14,655	488,598
Fluor Corp.	11,938	612,300
General Dynamics Corp.	13,048	722,729
Goodrich Corp.	8,717	435,588
Honeywell International, Inc.	31,132	977,545
Lockheed Martin Corp.	20,991	1,692,924
Norfolk Southern Corp.	9,150	344,681
Raytheon Company	42,966	1,908,979
Rockwell Collins, Inc.	13,152	548,833
Thermo Fisher Scientific, Inc. *	6,211	253,222
Union Pacific Corp.	7,127	371,032
United Technologies Corp.	36,014	1,871,287
Valmont Industries, Inc.	2,865	206,509
W.W. Grainger, Inc.	6,095	499,059
Waste Management, Inc.	59,731	1,682,025

		12,615,311

Technology - 15.38%
Adobe Systems, Inc. *	60,276	1,705,811
Altera Corp.	43,890	714,529
Apple, Inc. *	11,432	1,628,260
Cognizant Technology Solutions Corp., Class A *	36,574	976,526
Intel Corp.	46,647	772,008
International Business Machines Corp.	13,844	1,445,590
Intuit, Inc. *	13,880	390,861
Microsoft Corp.	145,398	3,456,110
Research In Motion, Ltd. *	34,716	2,466,572

The accompanying notes are an integral part of the financial statements.

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

All Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	47,523	$447,191
Texas Instruments, Inc.	23,082	491,647
Xilinx, Inc.	36,307	742,841

		15,237,946

TOTAL COMMON STOCKS (Cost $101,408,110)		$96,924,196

SHORT TERM INVESTMENTS - 1.04%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$102,994	$1,031,053

TOTAL SHORT TERM INVESTMENTS (Cost $1,030,585)		$1,031,053

REPURCHASE AGREEMENTS - 2.20%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $2,184,001 on 07/01/2009, collateralized by $2,085,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $2,230,950, including interest)	$2,184,000	$2,184,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,184,000)		$2,184,000

Total Investments (All Cap Growth Trust) (Cost $104,622,695) - 101.06%		$100,139,249
Other assets and liabilities, net - (1.06)%		(1,052,100)

TOTAL NET ASSETS - 100.00%		$99,087,149

All Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.28%
Basic Materials - 4.93%
Barrick Gold Corp.	43,645	$1,464,290
Carpenter Technology Corp.	20,200	420,362
Celanese Corp., Series A	31,600	750,500
Reliance Steel & Aluminum Company	27,291	1,047,701

		3,682,853

Communications - 2.90%
Anixter International, Inc. * (a)	19,090	717,593
McAfee, Inc. *	26,873	1,133,772
Omnicom Group, Inc.	10,000	315,800

		2,167,165

Consumer, Cyclical - 16.32%
American Eagle Outfitters, Inc.	57,000	807,690
Autoliv, Inc.	37,000	1,064,490
BorgWarner, Inc. (a)	19,200	655,680
Continental Airlines, Inc., Class B * (a)	49,900	442,114
Costco Wholesale Corp.	4,746	216,892
Ethan Allen Interiors, Inc.	3,500	36,260
Guess?, Inc.	13,400	345,452
Honda Motor Company, Ltd., ADR	48,600	$1,330,182
International Game Technology (a)	43,400	690,060
Kohl’s Corp. *	5,355	228,926
Lowe’s Companies, Inc.	42,200	819,102
Marriott International, Inc., Class A	41,653	919,285
Nordstrom, Inc. (a)	10,600	210,834
PACCAR, Inc.	16,623	540,414
Southwest Airlines Company	67,680	455,487
Starwood Hotels & Resorts Worldwide, Inc.	32,100	712,620
Target Corp.	9,088	358,703
TJX Companies, Inc.	18,646	586,603
WABCO Holdings, Inc.	18,700	330,990
Wal-Mart Stores, Inc.	10,335	500,627
Wynn Resorts, Ltd. * (a)	26,500	935,450

		12,187,861

Consumer, Non-cyclical - 17.51%
Abbott Laboratories	53,900	2,535,456
AmerisourceBergen Corp.	59,784	1,060,568
Amgen, Inc. *	38,300	2,027,602
Archer-Daniels-Midland Company	5,564	148,948
DaVita, Inc. *	41,386	2,046,952
Diageo PLC, SADR	13,400	767,150
Fossil, Inc. *	31,100	748,888
Humana, Inc. *	7,234	233,369
J.M. Smucker Company	11,900	579,054
McKesson Corp.	10,800	475,200
Onyx Pharmaceuticals, Inc. *	22,472	635,059
The Kroger Company	26,351	581,039
Varian Medical Systems, Inc. *	11,100	390,054
Watson Pharmaceuticals, Inc. *	25,013	842,688

		13,072,027

Energy - 13.60%
Apache Corp.	5,052	364,502
Cameron International Corp. *	14,000	396,200
El Paso Corp.	111,300	1,027,299
EnCana Corp.	24,216	1,197,966
EQT Corp.	14,300	499,213
Forest Oil Corp. * (a)	23,100	344,652
Halliburton Company	35,042	725,369
Helmerich & Payne, Inc. (a)	3,674	113,416
Hess Corp.	2,087	112,176
Noble Energy, Inc.	9,200	542,524
Oceaneering International, Inc. *	3,800	171,760
PetroHawk Energy Corp. *	11,100	247,530
Range Resources Corp.	2,700	111,807
Schlumberger, Ltd.	13,100	708,841
Smith International, Inc.	25,800	664,350
Suncor Energy, Inc.	12,900	391,386
Superior Energy Services, Inc. *	34,700	599,269
Williams Companies, Inc.	73,000	1,139,530
XTO Energy, Inc.	21,000	800,940

		10,158,730

Financial - 19.14%
ACE, Ltd.	4,900	216,727
Aon Corp.	34,800	1,317,876

The accompanying notes are an integral part of the financial statements.

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Bank of New York Mellon Corp.	50,923	$1,492,553
Berkshire Hathaway, Inc., Class B *	206	596,521
Charles Schwab Corp.	48,900	857,706
City National Corp. (a)	8,800	324,104
Commerce Bancshares, Inc.	18,810	598,722
Cullen Frost Bankers, Inc.	17,306	798,153
JPMorgan Chase & Company	43,200	1,473,552
Lazard, Ltd., Class A	36,100	971,812
Markel Corp. *	1,500	422,550
MetLife, Inc.	19,700	591,197
Morgan Stanley	43,300	1,234,483
Northern Trust Corp.	13,500	724,680
Raymond James Financial, Inc. (a)	22,962	395,176
State Street Corp.	36,600	1,727,520
Wells Fargo & Company	22,700	550,702

		14,294,034

Industrial - 20.82%
Alliant Techsystems, Inc. *	11,200	922,432
AptarGroup, Inc.	11,203	378,325
Bristow Group, Inc. *	9,700	287,411
Canadian National Railway Company	16,300	700,248
Curtiss-Wright Corp.	9,800	291,354
Donaldson Company, Inc.	8,600	297,904
Eaton Corp.	26,010	1,160,306
GATX Corp.	19,600	504,112
General Dynamics Corp.	24,200	1,340,438
Heartland Express, Inc. (a)	28,093	413,529
Hexcel Corp. *	24,900	237,297
Honeywell International, Inc.	24,000	753,600
ITT Corp.	31,600	1,406,200
Jacobs Engineering Group, Inc. *	13,300	559,797
Kansas City Southern * (a)	41,300	665,343
Kennametal, Inc.	19,900	381,682
Kirby Corp. *	16,900	537,251
Nordson Corp.	2,000	77,320
Parker-Hannifin Corp.	28,700	1,232,952
Precision Castparts Corp.	4,600	335,938
Quanex Building Products Corp.	19,739	221,472
Roper Industries, Inc.	3,255	147,484
SPX Corp.	11,500	563,155
Thermo Fisher Scientific, Inc. *	6,200	252,774
United Technologies Corp.	31,053	1,613,514
URS Corp. *	5,369	265,873

		15,547,711

Technology - 3.06%
Adobe Systems, Inc. *	45,971	1,300,979
CA, Inc.	68	1,185
Intuit, Inc. *	5,800	163,328
Microsoft Corp.	34,500	820,065

		2,285,557

TOTAL COMMON STOCKS (Cost $80,344,562)		$73,395,938

SHORT TERM INVESTMENTS - 7.18%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$535,653	$5,362,315

TOTAL SHORT TERM INVESTMENTS (Cost $5,360,966)		$5,362,315

REPURCHASE AGREEMENTS - 0.69%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $517,000 on 07/01/2009, collateralized by $500,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $531,875, including interest)	$517,000	$517,000

TOTAL REPURCHASE AGREEMENTS (Cost $517,000)		$517,000

Total Investments (All Cap Value Trust) (Cost $86,222,528) - 106.15%		$79,275,253
Other assets and liabilities, net - (6.15)%		(4,592,056)

TOTAL NET ASSETS - 100.00%		$74,683,197

Alpha Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.75%
Basic Materials - 5.24%
Agnico Eagle Mines, Ltd.	27,970	$1,467,866
Alcoa, Inc.	59,400	613,602
Aluminum Corp. China, Ltd., ADR	24,100	562,494
AngloGold Ashanti, Ltd., SADR	30,750	1,126,372
Aracruz Celulose SA, SADR * (a)	9,590	142,316
ArcelorMittal	44,834	1,483,109
Barrick Gold Corp.	14,140	474,397
BHP Billiton, Ltd., SADR (a)	24,300	1,329,939
Cameco Corp.	56,260	1,440,256
Cliffs Natural Resources, Inc.	61,871	1,513,983
Cytec Industries, Inc.	10,600	197,372
Eli Lilly & Company	79,113	2,740,474
Freeport-McMoRan Copper & Gold, Inc., Class B	26,400	1,322,904
Gerdau SA, SADR	20,600	215,682
Goldcorp, Inc.	20,030	696,042
IAMGOLD Corp.	47,000	475,640
Newmont Mining Corp.	34,860	1,424,728
Nucor Corp.	13,900	617,577
Osisko Mining Corp. *	46,020	259,151
Paladin Resources, Ltd. *	75,298	296,480
Potash Corp. of Saskatchewan, Inc.	11,850	1,102,642
PPG Industries, Inc.	26,493	1,163,043
Randgold Resources, Ltd., ADR	18,680	1,198,696
Royal Gold, Inc.	7,840	326,928
Teck Cominco, Ltd., Class B *	31,200	497,328
The Mosaic Company	10,410	461,163
The Sherwin-Williams Company	24,381	1,310,479
Vale SA	21,570	380,279

The accompanying notes are an integral part of the financial statements.

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Vedanta Resources PLC	23,972	$510,254
Xstrata PLC	29,169	321,703
Yamana Gold, Inc.	48,900	432,276

		26,105,175

Communications - 9.51%
3Com Corp. *	96,390	453,997
Akamai Technologies, Inc. *	6,900	132,342
Amazon.com, Inc. *	28,560	2,389,330
AsiaInfo Holdings, Inc. *	25,050	431,110
AT&T, Inc.	147,307	3,659,106
China Mobile, Ltd., SADR	34,900	1,747,792
Cisco Systems, Inc. *	196,600	3,664,624
Comcast Corp., Class A	305,700	4,310,370
Corning, Inc.	138,960	2,231,698
Ctrip.com International, Ltd., ADR *	10,750	497,725
Equinix, Inc. *	44,468	3,234,602
Google, Inc., Class A *	10,250	4,321,298
Koninklijke KPN NV	60,009	826,672
McAfee, Inc. *	46,500	1,961,835
MetroPCS Communications, Inc. *	130,004	1,730,353
Monster Worldwide, Inc. * (a)	40,028	472,731
Motorola, Inc.	203,707	1,350,577
Netease.com, Inc., ADR * (a)	10,890	383,110
QUALCOMM, Inc.	135,030	6,103,356
Rakuten, Inc.	853	512,685
Shanda Interactive Entertainment, Ltd. * (a)	9,470	495,186
Sohu.com, Inc. *	9,850	618,876
Starent Networks Corp. *	34,600	844,586
Tencent Holdings, Ltd.	56,140	651,121
Virgin Media, Inc. (a)	354,900	3,318,315
Vocus, Inc. *	50,900	1,005,784

		47,349,181

Consumer, Cyclical - 10.79%
Advance Auto Parts, Inc.	73,000	3,028,770
Aeropostale, Inc. *	68,300	2,340,641
AirAsia BHD *	84,500	26,753
Anta Sports Products, Ltd.	280,050	346,393
Astra International Tbk PT	65,000	151,266
Belle International Holdings, Ltd., GDR	467,970	405,419
Best Buy Company, Inc.	84,000	2,813,160
China Dongxiang Group Company	783,340	524,177
China Hongxing Sports, Ltd. *	2,387,980	276,641
Coach, Inc.	50,900	1,368,192
Daimler AG	13,200	477,602
Delta Air Lines, Inc. *	717,462	4,154,105
Dick’s Sporting Goods, Inc. *	36,200	622,640
Dongfeng Motor Group Company, Ltd.	330,830	279,910
DreamWorks Animation SKG, Inc., Class A *	38,200	1,053,938
Ford Motor Company *	170,200	1,033,114
Gymboree Corp. *	22,000	780,560
Hanesbrands, Inc. *	273,100	4,099,231
Home Depot, Inc. (a)	62,606	1,479,380
Huabao International Holdings, Ltd.	202,810	196,005
HUGHES Telematics, Inc. *	21,300	101,175
Iconix Brand Group, Inc. *	58,500	899,730
International Game Technology	19,500	$310,050
JetBlue Airways Corp. *	159,200	679,784
Kohl’s Corp. *	77,700	3,321,675
Li Ning Company, Ltd.	164,530	487,307
Life Time Fitness, Inc. * (a)	50,960	1,019,709
Lowe’s Companies, Inc.	48,900	949,149
Lumber Liquidators, Inc. * (a)	35,200	554,752
M.D.C. Holdings, Inc.	30,200	909,322
Marvel Entertainment, Inc. *	29,500	1,049,905
PACCAR, Inc.	31,042	1,009,175
Pool Corp. (a)	123,913	2,051,999
Staples, Inc.	282,600	5,700,042
Starbucks Corp. *	38,300	531,987
The Cheesecake Factory, Inc. *	26,000	449,800
The Gap, Inc.	151,700	2,487,880
TiVo, Inc. *	34,090	357,263
Toll Brothers, Inc. *	77,600	1,316,872
Wal-Mart Stores, Inc.	18,000	871,920
Warnaco Group, Inc. *	78,700	2,549,880
Whirlpool Corp.	5,660	240,890
XTEP International Holdings	796,400	400,703

		53,708,866

Consumer, Non-cyclical - 19.55%
Abbott Laboratories	24,300	1,143,072
Accenture, Ltd., Class A	82,751	2,768,848
Alliance Data Systems Corp. * (a)	26,400	1,087,416
Altria Group, Inc.	44,366	727,159
Amgen, Inc. *	47,000	2,488,180
Amylin Pharmaceuticals, Inc. *	35,220	475,470
Apollo Group, Inc., Class A *	49,601	3,527,623
Arena Pharmaceuticals, Inc. *	28,500	142,215
ATS Medical, Inc. *	291,000	957,390
Bawang International Group Holding, Ltd. *	86,000	26,410
Bristol-Myers Squibb Company	37,670	765,078
Bunge, Ltd.	27,100	1,632,775
Cardinal Health, Inc.	106,016	3,238,789
Charles River Laboratories International, Inc. *	19,000	641,250
China Medical Technologies, Inc., SADR (a)	32,067	638,454
Coinstar, Inc. *	88,000	2,349,600
Corinthian Colleges, Inc. *	194,400	3,291,192
Corrections Corp. of America *	58,200	988,818
Covidien PLC *	94,905	3,553,243
Edwards Lifesciences Corp. *	8,900	605,467
Elan Corp. PLC, SADR *	260,243	1,657,748
General Mills, Inc.	17,968	1,006,567
Genzyme Corp. *	23,734	1,321,272
Gilead Sciences, Inc. *	2,600	121,784
Hengan International Group Company, Ltd.	101,520	470,143
Herbalife, Ltd.	41,500	1,308,910
Impax Laboratories, Inc. * (a)	127,400	937,664
Intuitive Surgical, Inc. *	1,524	249,418
Inverness Medical Innovations, Inc. *	17,200	611,976
ITT Educational Services, Inc. *	29,300	2,949,338
Japan Tobacco, Inc.	158	492,479
Jarden Corp. *	138,800	2,602,500
Johnson & Johnson	27,230	1,546,664

The accompanying notes are an integral part of the financial statements.

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
K12, Inc. *	13,600	$293,080
Life Technologies Corp. *	15,000	625,800
Medtronic, Inc.	85,156	2,971,093
Merck & Company, Inc. (a)	285,625	7,986,075
Myriad Genetics, Inc. *	3,320	118,358
Myriad Pharmaceuticals, Inc. *	830	3,860
Nestle SA, SADR	31,920	1,200,830
Nestle SA	10,308	389,036
Novavax, Inc. * (a)	566,120	1,856,874
NutriSystem, Inc. (a)	81,300	1,178,850
Orthovita, Inc. *	42,570	219,235
PepsiCo, Inc.	49,377	2,713,760
Pfizer, Inc. (a)	452,103	6,781,545
PHH Corp. *	52,630	956,813
Procter & Gamble Company	72,659	3,712,875
Safeway, Inc.	486	9,900
St. Jude Medical, Inc. *	19,700	809,670
Teva Pharmaceutical Industries, Ltd., SADR	91,230	4,501,288
The Kroger Company	48,200	1,062,810
Tingyi Cayman Islands Holding Corp.	106,000	174,915
Tsingtao Brewery Company, Ltd., Series H	81,300	254,411
UCB SA	32,700	1,048,232
UnitedHealth Group, Inc.	141,656	3,538,567
Varian Medical Systems, Inc. *	8,800	309,232
Vertex Pharmaceuticals, Inc. *	36,790	1,311,196
Visa, Inc.	24,600	1,531,596
VistaPrint, Ltd. * (a)	14,900	635,485
Volcano Corp. *	56,500	789,870
Want Want China Holdings, Ltd.	1,413,900	791,253
Watson Pharmaceuticals, Inc. *	8,400	282,996
Weight Watchers International, Inc.	809	20,848
Western Union Company	69,790	1,144,556
Wyeth	26,100	1,184,679
Zoll Medical Corp. *	32,200	622,748

		97,357,248

Diversified - 0.13%
Beijing Enterprises Holdings, Ltd.	134,180	669,636

Energy - 12.60%
Anadarko Petroleum Corp.	60,095	2,727,712
Apache Corp.	33,200	2,395,380
Arena Resources, Inc. *	14,500	461,825
Atwood Oceanics, Inc. *	28,500	709,935
BG Group PLC	132,333	2,223,452
BP PLC, SADR	35,624	1,698,552
Cabot Oil & Gas Corp.	18,300	560,712
Canadian Natural Resources, Ltd.	19,800	1,039,302
Chesapeake Energy Corp.	37,000	733,710
Chevron Corp.	7,800	516,750
CONSOL Energy, Inc.	66,588	2,261,329
Continental Resources, Inc. *	11,900	330,225
Falcon Oil & Gas, Ltd. *	229,860	86,952
First Solar, Inc. *	25,021	4,056,405
Gazprom OAO, SADR	75,640	1,541,315
Halliburton Company	19,390	401,373
Hess Corp.	51,679	2,777,746
Karoon Gas Australia, Ltd. *	142,266	$1,034,637
Lundin Petroleum AB, Series A *	89,261	694,326
Marathon Oil Corp.	22,883	689,465
Massey Energy Company	31,000	605,740
Nabors Industries, Ltd. *	79,885	1,244,608
National Oilwell Varco, Inc. *	44,892	1,466,173
Newfield Exploration Company *	34,700	1,133,649
Noble Energy, Inc.	47,000	2,771,590
Occidental Petroleum Corp.	29,501	1,941,461
Petro-Canada	24,393	937,179
Petroleo Brasileiro SA, ADR	46,688	1,913,274
Range Resources Corp.	35,700	1,478,337
Schlumberger, Ltd.	5,200	281,372
Suncor Energy, Inc.	152,789	4,635,618
SunPower Corp., Class A * (a)	56,600	1,507,824
Sunpower Corp., Class B *	101,901	2,440,529
Total SA, SADR	74,804	4,056,621
Valero Energy Corp.	14,000	236,460
Walter Energy, Inc.	62,690	2,271,886
Weatherford International, Ltd. *	133,260	2,606,566
XTO Energy, Inc.	86,082	3,283,167
Yingli Green Energy Holding Company, Ltd. * (a)	71,660	970,993

		62,724,150

Financial - 14.75%
ACE, Ltd.	107,986	4,776,221
AFLAC, Inc.	33,737	1,048,883
Ameriprise Financial, Inc.	54,500	1,322,715
Bank of America Corp.	811,209	10,707,959
Bank of China, Ltd.	2,258,480	1,070,142
Camden Property Trust, REIT	14,900	411,240
Chimera Investment Corp.	780,501	2,723,948
China Construction Bank Corp.	665,000	513,265
China Everbright, Ltd.	154,390	384,491
China Life Insurance Company, Ltd., SADR (a)	8,200	454,608
China Life Insurance Company, Ltd.	78,910	293,406
China Merchants Bank Company, Ltd.	498,500	1,133,294
China Overseas Land & Investment, Ltd.	462,630	1,063,992
China Resources Land, Ltd.	229,680	506,858
CIGNA Corp.	125,000	3,011,250
Deutsche Boerse AG	9,374	728,582
Discover Financial Services	76,200	782,574
E-House China Holdings, Ltd. *	15,010	231,754
Fidelity National Financial, Inc., Class A	73,900	999,867
Franshion Properties China, Ltd.	1,063,730	367,680
Hartford Financial Services Group, Inc.	168,032	1,994,540
Hong Kong Exchanges & Clearing, Ltd.	34,390	533,984
Host Hotels & Resorts, Inc., REIT	50,100	420,339
Huntington Bancshares, Inc.	223,600	934,648
Itau Unibanco Holding SA	63,270	1,001,564
JPMorgan Chase & Company	155,492	5,303,832
Liberty Property Trust, REIT	18,900	435,456
Marsh & McLennan Companies, Inc.	153,151	3,082,930
MasterCard, Inc., Class A	6,820	1,141,054
PennantPark Investment Corp.	124,480	883,808
PNC Financial Services Group, Inc.	16,764	650,611
REXLot Holdings, Ltd. *	3,395,300	267,015

The accompanying notes are an integral part of the financial statements.

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Shimao Property Holdings, Ltd., GDR	244,460	$470,644
Sino-Ocean Land Holdings, Ltd.	543,620	623,053
SunTrust Banks, Inc.	161,700	2,659,965
Taubman Centers, Inc., REIT (a)	22,300	598,978
TD Ameritrade Holding Corp. *	59,100	1,036,614
The Goldman Sachs Group, Inc.	18,010	2,655,394
UBS AG *	33,002	402,954
UBS AG *	46,900	573,809
Unum Group	152,100	2,412,306
Wells Fargo & Company	529,614	12,848,436

		73,464,663

Industrial - 10.10%
3M Company	16,252	976,745
ABB, Ltd., SADR (a)	70,001	1,104,616
Aecom Technology Corp. *	81,000	2,592,000
Anhui Conch Cement Company, Ltd., Class H	81,040	505,121
BE Aerospace, Inc. *	118,500	1,701,660
Boeing Company	60,218	2,559,265
Briggs & Stratton Corp.	32,022	427,174
Brink’s Home Security Holdings, Inc. *	38,900	1,101,259
Caterpillar, Inc.	63,033	2,082,610
China National Building Material Company, Ltd.	132,930	256,731
China Railway Group, Ltd. *	1,002,000	802,670
China South Locomotive and Rolling Stock Corp.	483,000	284,743
Con-way, Inc.	41,200	1,454,772
Cubic Corp.	6,000	214,740
Danaher Corp.	17,900	1,105,146
FedEx Corp.	6,900	383,778
Flextronics International, Ltd. *	113,516	466,551
Flowserve Corp.	18,800	1,312,428
Fluor Corp.	34,020	1,744,886
Foster Wheeler AG *	19,210	456,238
General Electric Company	49,500	580,140
Hansen Transmissions International NV *	24,275	61,681
Honeywell International, Inc.	90,896	2,854,134
Illinois Tool Works, Inc.	93,369	3,486,399
Ingersoll-Rand PLC *	72,721	1,519,869
J.B. Hunt Transport Services, Inc.	36,300	1,108,239
Lennox International, Inc.	26,000	834,860
Martin Marietta Materials, Inc.	10,400	820,352
Masco Corp.	86,500	828,670
Overseas Shipholding Group, Inc.	22,200	755,688
Owens-Illinois, Inc. *	67,900	1,901,879
Pentair, Inc.	117,956	3,022,033
Polypore International, Inc. *	45,600	507,072
Precision Castparts Corp.	18,700	1,365,661
Regal-Beloit Corp. (a)	16,100	639,492
Siemens AG	9,647	667,866
Spirit Aerosystems Holdings, Inc., Class A *	23,900	328,386
Stanley Works	27,162	919,162
Terex Corp. *	53,490	645,624
Tsakos Energy Navigation, Ltd.	34,600	558,444
United Parcel Service, Inc., Class B	62,258	3,112,277
Vestas Wind Systems AS *	17,195	1,236,111
Waste Management, Inc.	35,865	$1,009,958

		50,297,130

Technology - 11.36%
Adobe Systems, Inc. *	89,300	2,527,190
Allscripts Healthcare Solution, Inc. *	19,200	304,512
Apple, Inc. *	51,330	7,310,932
ArcSight, Inc. *	43,300	769,441
Automatic Data Processing, Inc.	84,068	2,979,370
BMC Software, Inc. *	63,000	2,128,770
Cognizant Technology Solutions Corp., Class A *	28,700	766,290
Concur Technologies, Inc. *	29,800	926,184
EMC Corp. *	154,000	2,017,400
Hewlett-Packard Company	113,338	4,380,514
Intel Corp.	85,200	1,410,060
LogMeIn, Inc. *	900	14,400
MEMC Electronic Materials, Inc. *	79,800	1,421,238
Microsoft Corp.	182,917	4,347,937
NCR Corp. *	40,138	474,832
NVIDIA Corp. *	87,000	982,230
ON Semiconductor Corp. *	442,800	3,037,608
Oracle Corp.	225,710	4,834,708
Palm, Inc. * (a)	27,510	455,841
Red Hat, Inc. *	151,200	3,043,656
Research In Motion, Ltd. *	5,160	366,618
Seagate Technology	251,600	2,631,736
Softbank Corp.	45,900	891,375
Solera Holdings, Inc. *	48,200	1,224,280
Teradyne, Inc. *	83,000	569,380
Texas Instruments, Inc.	187,638	3,996,689
VMware, Inc. Class A *	8,900	242,703
Xerox Corp.	388,416	2,516,936

		56,572,830

Utilities - 0.72%
Dominion Resources, Inc.	48,204	1,610,977
Exelon Corp.	38,770	1,985,412

		3,596,389

TOTAL COMMON STOCKS (Cost $427,191,011)		$471,845,268

INVESTMENT COMPANIES - 1.65%

Investment Companies - 1.65%
iShares Russell 1000 Index Fund	67,700	3,430,359
Midcap SPDR Trust, Series 1	24,500	2,580,095
SPDR Trust Series 1 (a)	23,900	2,196,888

		8,207,342

TOTAL INVESTMENT COMPANIES (Cost $7,111,049)		$8,207,342

SHORT TERM INVESTMENTS - 5.88%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$2,924,884	$29,280,432

TOTAL SHORT TERM INVESTMENTS (Cost $29,267,767)		$29,280,432

The accompanying notes are an integral part of the financial statements.

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 4.86%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.09% to be repurchased at $24,200,060 on 07/01/2009, collateralized by $27,967,066 Federal National Mortgage Association, 5.50% due 06/01/2038 (valued at $24,684,000, including interest)	$24,200,000	$24,200,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,200,000)		$24,200,000

Total Investments (Alpha Opportunities Trust) (Cost $487,769,827) - 107.14%		$533,533,042
Other assets and liabilities, net - (7.14)%		(35,548,241)

TOTAL NET ASSETS - 100.00%		$497,984,801

American Asset Allocation Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	115,183,897	$1,473,202,042

TOTAL INVESTMENT COMPANIES (Cost $1,721,433,362)		$1,473,202,042

Total Investments (American Asset Allocation Trust) (Cost $1,721,433,362) - 100.00%		$1,473,202,042
Other assets and liabilities, net - 0.00%		(51,444)

TOTAL NET ASSETS - 100.00%		$1,473,150,598

American Blue Chip Income & Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Blue Chip Income & Growth Fund -Class 1	21,992,692	$150,210,087

TOTAL INVESTMENT COMPANIES (Cost $191,287,764)		$150,210,087

Total Investments (American Blue Chip Income & Growth		$150,210,087
Trust) (Cost $191,287,764) - 100.02%
Other assets and liabilities, net - (0.02)%		(26,678)

TOTAL NET ASSETS - 100.00%		$150,183,409

American Bond Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	79,999,701	$795,997,024

TOTAL INVESTMENT COMPANIES (Cost $886,023,511)		$795,997,024

Total Investments (American Bond Trust) (Cost $886,023,511) - 100.01%		$795,997,024
Other assets and liabilities, net - (0.01)%		(89,071)

TOTAL NET ASSETS - 100.00%		$795,907,953

American Diversified Growth & Income Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 99.88%
American Funds Insurance Series - 99.88%
American Asset Allocation Fund - Class 1	5,072	$64,872
American Blue Chip Income & Growth Fund -Class 1	14,239	97,252
American Bond Trust - Class 1	14,746	146,727
American Global Growth Fund - Class 1	4,272	67,800
American Global Small Capitalization Fund -Class 1	1,249	17,762
American Growth Trust - Class 1	5,699	215,355
American Growth-Income Fund - Class 1	4,353	113,470
American High-Income Bond Fund - Class 1	3,658	34,388
American International Fund - Class 1	3,736	52,225
American New World Trust - Class 1	1,073	17,425

		827,276

TOTAL INVESTMENT COMPANIES (Cost $1,032,808)		$827,276

Total Investments (American Diversified Growth & Income Trust) (Cost $1,032,808) - 99.88%		$827,276

Other assets and liabilities, net - 0.12%		1,016

TOTAL NET ASSETS - 100.00%		$828,292

American Fundamental Holdings Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	39,824,427	$396,253,046
American Growth Trust - Class 1	6,053,453	228,759,998
American Growth-Income Fund - Class 1	8,769,806	228,628,835
American International Fund - Class 1	9,301,644	130,036,986

		983,678,865

TOTAL INVESTMENT COMPANIES (Cost $1,100,320,958)		$983,678,865

Total Investments (American Fundamental Holdings Trust) (Cost $1,100,320,958) - 100.01%		$983,678,865
Other assets and liabilities, net - (0.01)%		(54,459)

TOTAL NET ASSETS - 100.00%		$983,624,406

The accompanying notes are an integral part of the financial statements.

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

American Global Diversification Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	20,244,737	$201,435,138
American Global Growth Fund - Class 1	18,724,760	297,161,936
American Global Small Capitalization Fund -Class 1	7,749,311	110,195,197
American High-Income Bond Fund - Class 1	6,013,834	56,530,042
American New World Trust - Class 1	4,399,257	71,443,933

		736,766,246

TOTAL INVESTMENT COMPANIES (Cost $890,039,619)		$736,766,246

Total Investments (American Global Diversification Trust) (Cost $890,039,619) - 100.01%		$736,766,246
Other assets and liabilities, net - (0.01)%		(54,308)

TOTAL NET ASSETS - 100.00%		$736,711,938

American Global Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Growth Fund - Class 1	10,356,494	$164,357,554

TOTAL INVESTMENT COMPANIES (Cost $241,192,070)		$164,357,554

Total Investments (American Global Growth Trust) (Cost $241,192,070) - 100.02%		$164,357,554
Other assets and liabilities, net - (0.02)%		(27,399)

TOTAL NET ASSETS - 100.00%		$164,330,155

American Global Small Capitalization Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Small Capitalization Fund -Class 1	5,610,364	$79,779,369

TOTAL INVESTMENT COMPANIES (Cost $106,485,076)		$79,779,369

Total Investments (American Global Small Capitalization Trust) (Cost $106,485,076) - 100.02%		$79,779,369
Other assets and liabilities, net - (0.02)%		(16,938)

TOTAL NET ASSETS - 100.00%		$79,762,431

American Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth Trust - Class 1	29,637,269	$1,119,992,393

TOTAL INVESTMENT COMPANIES (Cost $1,610,537,726)		$1,119,992,393

Total Investments (American Growth Trust) (Cost $1,610,537,726) - 100.01%		$1,119,992,393
Other assets and liabilities, net - (0.01)%		(120,415)

TOTAL NET ASSETS - 100.00%		$1,119,871,978

American Growth-Income Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth-Income Fund - Class 1	42,584,538	$1,110,178,908

TOTAL INVESTMENT COMPANIES (Cost $1,467,561,317)		$1,110,178,908

Total Investments (American Growth-Income Trust) (Cost $1,467,561,317) - 100.01%		$1,110,178,908
Other assets and liabilities, net - (0.01)%		(107,488)

TOTAL NET ASSETS - 100.00%		$1,110,071,420

American High-Income Bond Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.03%
American Funds Insurance Series - 100.03%
American High-Income Bond Fund - Class 1	5,162,948	$48,531,710

TOTAL INVESTMENT COMPANIES (Cost $55,416,847)		$48,531,710

Total Investments (American High-Income Bond Trust) (Cost $55,416,847) - 100.03%		$48,531,710
Other assets and liabilities, net - (0.03)%		(16,699)

TOTAL NET ASSETS - 100.00%		$48,515,011

American International Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American International Fund - Class 1	53,275,266	$744,788,216

TOTAL INVESTMENT COMPANIES (Cost $1,014,854,917)		$744,788,216

Total Investments (American International Trust) (Cost $1,014,854,917) - 100.01%		$744,788,216
Other assets and liabilities, net - (0.01)%		(82,410)

TOTAL NET ASSETS - 100.00%		$744,705,806

The accompanying notes are an integral part of the financial statements.

10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

American New World Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.03%
American Funds Insurance Series - 100.03%
American New World Trust - Class 1	3,408,455	$55,353,315

TOTAL INVESTMENT COMPANIES (Cost $73,010,588)		$55,353,315

Total Investments (American New World Trust) (Cost $73,010,588) - 100.03%		$55,353,315
Other assets and liabilities, net - (0.03)%		(17,297)

TOTAL NET ASSETS - 100.00%		$55,336,018

Balanced Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 46.08%
Basic Materials - 2.02%
Alcoa, Inc.	1,100	$11,363
E.I. Du Pont de Nemours & Company	950	24,339
Eli Lilly & Company	870	30,137
Freeport-McMoRan Copper & Gold, Inc., Class B	50	2,505
International Flavors & Fragrances, Inc.	750	24,540
International Paper Company	2,100	31,773
MeadWestvaco Corp.	950	15,589
Monsanto Company	200	14,868
Nucor Corp.	850	37,766
Potash Corp. of Saskatchewan, Inc.	200	18,610
Praxair, Inc.	550	39,089
Weyerhaeuser Company	300	9,129

		259,708

Communications - 7.40%
Amazon.com, Inc. *	1,480	123,817
American Tower Corp., Class A *	1,500	47,295
AT&T, Inc.	2,550	63,342
Cablevision Systems Corp., Class A	1,000	19,410
CBS Corp., Class B	800	5,536
Cisco Systems, Inc. *	1,700	31,688
Corning, Inc.	760	12,206
Discovery Communications, Inc., Series A *	1,200	27,060
Discovery Communications, Inc., Series C *	300	6,159
eBay, Inc. *	1,050	17,986
Expedia, Inc. *	800	12,088
Google, Inc., Class A *	270	113,829
Juniper Networks, Inc. *	2,100	49,560
McAfee, Inc. *	900	37,971
McGraw-Hill Companies, Inc.	2,450	73,770
MetroPCS Communications, Inc. *	500	6,655
Priceline.com, Inc. *	160	17,848
QUALCOMM, Inc.	1,600	72,320
Qwest Communications International, Inc.	5,350	22,203
Sprint Nextel Corp. *	2,200	10,582
Tencent Holdings, Ltd.	2,000	23,196
The New York Times Company, Class A	1,530	8,430
Time Warner, Inc.	2,400	60,456
VeriSign, Inc. *	600	11,088
Verizon Communications, Inc.	1,100	33,803
Balanced Trust (continued)
Vodafone Group PLC	6,559	$12,678
WPP PLC, SADR	1,098	7,303
Yahoo!, Inc. *	1,500	23,490

		951,769

Consumer, Cyclical - 4.26%
Bed Bath & Beyond, Inc. *	2,100	64,575
Carnival Corp.	100	2,577
Costco Wholesale Corp.	20	914
CVS Caremark Corp.	1,100	35,057
D.R. Horton, Inc.	600	5,616
Fastenal Company	50	1,658
Genuine Parts Company	430	14,431
Harley-Davidson, Inc.	750	12,158
Harman International Industries, Inc.	400	7,520
Home Depot, Inc.	2,150	50,805
Kohl’s Corp. *	800	34,200
Lowe’s Companies, Inc.	600	11,646
Macy’s, Inc.	750	8,820
Marriott International, Inc., Class A	1,806	39,860
Mattel, Inc.	1,450	23,273
McDonald’s Corp.	600	34,494
MGM Mirage, Inc. *	1,000	6,390
NIKE, Inc., Class B	190	9,838
O’Reilly Automotive, Inc. *	350	13,328
Southwest Airlines Company	2,100	14,133
Tiffany & Company	700	17,752
Wal-Mart Stores, Inc.	960	46,502
Walt Disney Company	1,400	32,662
Whirlpool Corp.	680	28,941
Yum! Brands, Inc.	900	30,006

		547,156

Consumer, Non-cyclical - 7.38%
Accenture, Ltd., Class A	730	24,426
Alcon, Inc.	40	4,645
Allergan, Inc.	800	38,064
Amgen, Inc. *	520	27,529
Anheuser-Busch InBev NV	403	14,590
Apollo Group, Inc., Class A *	300	21,336
Avery Dennison Corp.	700	17,976
Baxter International, Inc.	500	26,480
Becton, Dickinson & Company	50	3,565
Bristol-Myers Squibb Company	1,280	25,997
C.R. Bard, Inc.	100	7,445
Celgene Corp. *	850	40,664
Express Scripts, Inc. *	740	50,875
Fortune Brands, Inc.	1,060	36,824
Genzyme Corp. *	20	1,113
Gilead Sciences, Inc. *	1,400	65,576
H & R Block, Inc.	350	6,030
Hershey Company	1,450	52,200
Intuitive Surgical, Inc. *	60	9,820
Johnson & Johnson	530	30,104
Kimberly-Clark Corp.	420	22,021
Kraft Foods, Inc., Class A	1,020	25,847
McCormick & Company, Inc.	430	13,988

The accompanying notes are an integral part of the financial statements.

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
McKesson Corp.	670	$29,480
Medco Health Solutions, Inc. *	1,400	63,854
Medtronic, Inc.	160	5,582
Merck & Company, Inc.	1,200	33,552
Moody’s Corp.	300	7,905
Novo Nordisk AS	50	2,718
PepsiCo, Inc.	200	10,992
St. Jude Medical, Inc. *	1,060	43,566
Stryker Corp.	200	7,948
Teva Pharmaceutical Industries, Ltd., SADR	500	24,670
The Coca-Cola Company	350	16,796
Visa, Inc.	440	27,394
WellPoint, Inc. *	750	38,168
Western Union Company	1,000	16,400
Wyeth	1,150	52,199

		948,339

Energy - 5.85%
Anadarko Petroleum Corp.	650	29,503
BJ Services Company	550	7,496
BP PLC, SADR	800	38,144
Cameron International Corp. *	400	11,320
Chevron Corp.	1,310	86,787
ConocoPhillips Company	250	10,515
CONSOL Energy, Inc.	350	11,886
Duke Energy Corp.	1,800	26,262
Entergy Corp.	630	48,838
EOG Resources, Inc.	350	23,772
Exxon Mobil Corp.	1,390	97,175
First Solar, Inc. *	120	19,454
Murphy Oil Corp.	800	43,456
Petroleo Brasileiro SA, SADR	1,000	33,360
Royal Dutch Shell PLC, ADR	1,250	62,738
Schlumberger, Ltd.	1,850	100,104
Smith International, Inc.	1,500	38,625
Southwestern Energy Company *	400	15,540
Spectra Energy Corp.	800	13,536
Suncor Energy, Inc.	600	18,204
Sunoco, Inc.	650	15,080

		751,795

Financial - 8.73%
American Express Company	3,100	72,044
Ameriprise Financial, Inc.	200	4,854
Aon Corp.	20	757
Bank of America Corp.	6,700	88,440
Bank of New York Mellon Corp.	2,500	73,275
BlackRock, Inc.	20	3,508
Capital One Financial Corp.	750	16,410
Charles Schwab Corp.	1,300	22,802
Chubb Corp.	330	13,160
CME Group, Inc.	30	9,333
Franklin Resources, Inc.	670	48,247
IntercontinentalExchange, Inc. *	290	33,130
JPMorgan Chase & Company	4,450	151,790
KeyCorp	1,900	9,956
Legg Mason, Inc.	450	10,971
Balanced Trust (continued)
Lincoln National Corp.	1,230	$21,168
Marsh & McLennan Companies, Inc.	1,700	34,221
Marshall & Ilsley Corp.	800	3,840
MasterCard, Inc., Class A	170	28,443
Morgan Stanley	900	25,659
Northern Trust Corp.	800	42,944
PNC Financial Services Group, Inc.	40	1,552
Progressive Corp. *	950	14,355
SLM Corp. *	2,000	20,540
State Street Corp.	1,400	66,080
SunTrust Banks, Inc.	1,150	18,918
The Goldman Sachs Group, Inc.	820	120,901
The Travelers Companies, Inc.	380	15,595
U.S. Bancorp	3,000	53,760
UBS AG *	930	11,378
Wells Fargo & Company	3,450	83,697

		1,121,728

Industrial - 4.33%
3M Company	800	48,080
Black & Decker Corp.	280	8,025
Boeing Company	770	32,725
Cooper Industries, Ltd., Class A	550	17,077
Danaher Corp.	1,300	80,262
Deere & Company	750	29,963
Eaton Corp.	230	10,260
Expeditors International of Washington, Inc.	300	10,002
Fluor Corp.	400	20,516
FMC Technologies, Inc. *	500	18,790
General Electric Company	5,800	67,976
Goodrich Corp.	220	10,993
Honeywell International, Inc.	700	21,980
Illinois Tool Works, Inc.	1,060	39,580
Lockheed Martin Corp.	460	37,099
Masco Corp.	1,800	17,244
Norfolk Southern Corp.	100	3,767
Pall Corp.	250	6,640
Republic Services, Inc.	220	5,370
Union Pacific Corp.	50	2,603
United Parcel Service, Inc., Class B	650	32,494
USG Corp. *	650	6,546
Vulcan Materials Company	600	25,860
W.W. Grainger, Inc.	40	3,275

		557,127

Technology - 4.85%
Adobe Systems, Inc. *	200	5,660
Altera Corp.	700	11,396
Analog Devices, Inc.	1,200	29,736
Apple, Inc. *	1,100	156,673
Applied Materials, Inc.	900	9,873
Autodesk, Inc. *	200	3,796
Broadcom Corp., Class A *	1,100	27,269
Cerner Corp. *	50	3,114
Computer Sciences Corp. *	630	27,909
Dell, Inc. *	1,650	22,655
Electronic Arts, Inc. *	1,000	21,720

The accompanying notes are an integral part of the financial statements.

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Fiserv, Inc. *	700	$31,990
Hewlett-Packard Company	100	3,865
Intel Corp.	1,400	23,170
Marvell Technology Group, Ltd. *	3,100	36,084
Microsoft Corp.	5,650	134,301
Oracle Corp.	400	8,568
Research In Motion, Ltd. *	500	35,525
Xilinx, Inc.	1,500	30,690

		623,994

Utilities - 1.26%
CenterPoint Energy, Inc.	250	2,770
Constellation Energy Group, Inc.	550	14,619
FirstEnergy Corp.	330	12,787
NRG Energy, Inc. *	1,030	26,739
PG&E Corp.	750	28,830
Pinnacle West Capital Corp.	530	15,979
Progress Energy, Inc.	770	29,129
Teco Energy, Inc.	550	6,562
Xcel Energy, Inc.	1,300	23,933

		161,348

TOTAL COMMON STOCKS (Cost $5,787,949)		$5,922,964

U.S. TREASURY OBLIGATIONS - 8.78%
U.S. Treasury Bonds - 1.38%
3.50% due 02/15/2039	25,000	21,617
4.50% due 02/15/2036	68,000	70,050
5.25% due 02/15/2029	55,000	61,858
6.00% due 02/15/2026	20,000	24,122

		177,647

U.S. Treasury Notes - 7.40%
0.875% due 03/31/2011 to 05/31/2011	480,000	479,010
1.50% due 12/31/2013	92,000	88,615
1.875% due 04/30/2014	75,000	72,788
2.00% due 09/30/2010 to 11/30/2013	170,000	170,375
2.25% due 05/31/2014	30,000	29,602
3.125% due 09/30/2013	10,000	10,345
3.375% due 10/15/2009	25,000	25,224
3.50% due 02/15/2018	74,000	74,364

		950,323

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,125,550)		$1,127,970

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.42%
Federal Home Loan Mortgage Corp. - 1.37%
2.125% due 03/23/2012	175,000	176,583
Federal National Mortgage Association - 13.89%
3.25% due 08/12/2010	175,000	179,920
4.125% due 04/15/2014	100,000	105,851
4.50% due 06/01/2024 to 06/01/2039	169,722	170,712
5.00% due 01/01/2023 to 01/01/2039	394,051	404,644
5.375% due 07/15/2016	40,000	44,461
5.50% due 11/01/2035 to 04/01/2039	369,064	382,182
6.00% due 11/01/2036 to 09/01/2038	281,971	295,212
6.50% due 10/01/2036	$190,325	$203,060

		1,786,042

Government National Mortgage Association - 0.16%
4.50% due 05/20/2039	19,972	19,916

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,984,399)		$1,982,541

CORPORATE BONDS - 6.03%
Basic Materials - 0.09%

Rio Tinto Finance USA, Ltd. 8.95% due 05/01/2014	10,000	11,112

Communications - 1.04%
Comcast Corp. 5.70% due 05/15/2018	15,000	15,081
News America, Inc. 6.15% due 03/01/2037	10,000	8,481
Omnicom Group, Inc. 6.25% due 07/15/2019	15,000	14,715
SBC Communications, Inc. 5.10% due 09/15/2014	20,000	20,776
Telecom Italia Capital SA 6.175% due 06/18/2014	15,000	15,169
Telefonica Emisiones SAU 5.877% due 07/15/2019	15,000	15,465
Time Warner Cable, Inc. 8.25% due 04/01/2019	10,000	11,346
Time Warner, Inc. 5.50% due 11/15/2011	10,000	10,327
Verizon Communications, Inc. 5.50% due 02/15/2018	10,000	9,931
Verizon Wireless Capital LLC 8.50% due 11/15/2018 (g)	10,000	11,951

		133,242

Consumer, Cyclical - 0.23%
Target Corp. 5.875% due 03/01/2012	10,000	10,807
Wal-Mart Stores, Inc. 5.25% due 09/01/2035	20,000	19,070

		29,877

Consumer, Non-cyclical - 0.33%
Altria Group, Inc. 9.25% due 08/06/2019	10,000	11,229
Anheuser-Busch InBev Worldwide, Inc. 6.875% due 11/15/2019 (g)	10,000	10,370
Bunge, Ltd. Finance Corp. 8.50% due 06/15/2019	10,000	10,457
Express Scripts, Inc. 6.25% due 06/15/2014	10,000	10,581

		42,637

Energy - 0.61%
ConocoPhillips Company 5.90% due 10/15/2032	20,000	19,848

The accompanying notes are an integral part of the financial statements.

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Magellan Midstream Partners LP 6.55% due 07/15/2019	$15,000	$15,397
Marathon Oil Corp. 6.50% due 02/15/2014	15,000	16,036
Occidental Petroleum Corp. 4.125% due 06/01/2016	10,000	9,835
Valero Energy Corp. 9.375% due 03/15/2019	15,000	17,085

		78,201

Financial - 2.63%
ACE INA Holdings, Inc. 5.90% due 06/15/2019	15,000	15,035
Aflac, Inc. 8.50% due 05/15/2019	10,000	10,685
American Express Company 8.125% due 05/20/2019	10,000	10,377
Ameriprise Financial, Inc. 7.30% due 06/28/2019	15,000	15,350
Bank of America Corp. 7.375% due 05/15/2014	10,000	10,330
Bank of New York Mellon Corp. 5.45% due 05/15/2019	10,000	10,266
BB&T Corp. 5.70% due 04/30/2014	10,000	10,214
Capital One Financial Corp. 7.375% due 05/23/2014	10,000	10,312
Citigroup, Inc. 8.50% due 05/22/2019	10,000	10,172
Credit Suisse USA, Inc. 5.125% due 01/15/2014	10,000	10,182
General Electric Capital Corp. 5.625% due 05/01/2018	25,000	23,645
Goldman Sachs Group, Inc.
6.15% due 04/01/2018	10,000	9,736
7.50% due 02/15/2019	10,000	10,708
John Deere Capital Corp. 7.00% due 03/15/2012	10,000	10,982
JPMorgan Chase & Company 0.854% due 12/26/2012 (b)	15,000	15,087
Kreditanstalt fuer Wiederaufbau
4.00% due 10/15/2013	15,000	15,623
4.875% due 06/17/2019	10,000	10,362
Lincoln National Corp. 8.75% due 07/01/2019	10,000	10,085
Merrill Lynch & Company, Inc. 6.50% due 07/15/2018	15,000	13,512
MetLife, Inc. 6.75% due 06/01/2016	10,000	10,181
Morgan Stanley 4.75% due 04/01/2014	10,000	9,446
PNC Funding Corp. 6.70% due 06/10/2019	10,000	10,314
Pricoa Global Funding I 5.625% due 05/24/2011	10,000	9,760
Principal Financial Group, Inc. 8.875% due 05/15/2019	10,000	10,498
Simon Property Group LP, REIT 6.75% due 05/15/2014	10,000	10,048
The Travelers Companies, Inc. 5.90% due 06/02/2019	$10,000	$10,302
US Bancorp 4.20% due 05/15/2014	10,000	10,113
Wachovia Corp. 5.75% due 02/01/2018	15,000	14,732
WEA Finance LLC 7.50% due 06/02/2014 (g)	10,000	9,915

		337,972

Industrial - 0.28%
BAE Systems Holdings, Inc. 4.95% due 06/01/2014 (g)	10,000	10,051
Burlington Northern Santa Fe Corp. 5.65% due 05/01/2017	15,000	15,310
Canadian Pacific Railway Company 7.25% due 05/15/2019	10,000	10,376

		35,737

Supranational - 0.11%
European Investment Bank 3.00% due 04/08/2014	15,000	14,929
Technology - 0.16%
Oracle Corp. 3.75% due 07/08/2014	15,000	15,000
Xerox Corp. 8.25% due 05/15/2014	5,000	5,199

		20,199

Utilities - 0.55%
Kansas Gas & Electric Company 6.70% due 06/15/2019 (g)	15,000	15,753
Midamerican Energy Holdings 6.125% due 04/01/2036	20,000	19,770
Sempra Energy 6.50% due 06/01/2016	10,000	10,438
Southern Company 4.15% due 05/15/2014	10,000	10,040
Virginia Electric and Power Company 5.00% due 06/30/2019	15,000	15,128

		71,129

TOTAL CORPORATE BONDS (Cost $752,663)		$775,035

CONVERTIBLE BONDS - 0.13%
Consumer, Cyclical - 0.13%
Ford Motor Company 4.25% due 12/15/2036	20,000	16,900

TOTAL CONVERTIBLE BONDS (Cost $15,950)		$16,900

MUNICIPAL BONDS - 0.31%
Illinois - 0.08%
Illinois State Toll Highway Authority 6.184% due 01/01/2034	10,000	10,232
Utah - 0.12%
Utah Transit Authority 5.937% due 06/15/2039	15,000	14,873

The accompanying notes are an integral part of the financial statements.

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
Washington - 0.11%
Port of Seattle 7.00% due 05/01/2036	$15,000	$14,807

TOTAL MUNICIPAL BONDS (Cost $39,533)		$39,912

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.80%
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4 5.742% due 09/11/2042	30,000	24,756
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5 5.617% due 10/15/2048	30,000	24,416
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3 5.467% due 09/15/2039	40,000	27,990
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 5.692% due 04/15/2049 (b)	35,000	25,512

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $97,136)		$102,674

SHORT TERM INVESTMENTS - 24.24%
T. Rowe Price Reserve Investment Fund, 0.3922%	$1,916,274	$1,916,274
U.S. Treasury Bills
zero coupon due 09/17/2009	700,000	699,713
zero coupon due 07/30/2009 ***	500,000	499,948

TOTAL SHORT TERM INVESTMENTS (Cost $3,115,935)		$3,115,935

Total Investments (Balanced Trust) (Cost $12,919,115) - 101.79%		$13,083,931
Other assets and liabilities, net - (1.79)%		(229,878)

TOTAL NET ASSETS - 100.00%		$12,854,053

Blue Chip Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.64%
Basic Materials - 2.68%
Freeport-McMoRan Copper & Gold, Inc., Class B	36,900	$1,849,059
Monsanto Company	93,204	6,928,785
Potash Corp. of Saskatchewan, Inc.	99,300	9,239,865
Praxair, Inc.	250,400	17,795,928

		35,813,637

Communications - 21.38%
Amazon.com, Inc. *	664,189	55,566,052
American Tower Corp., Class A *	665,538	20,984,413
Cisco Systems, Inc. *	461,118	8,595,240
Corning, Inc.	328,200	5,270,892
Discovery Communications, Inc., Series A *	346,750	7,819,212
Discovery Communications, Inc., Series C *	360,950	7,410,303
eBay, Inc. *	478	8,188
Expedia, Inc. *	326,900	$4,939,459
Google, Inc., Class A *	121,866	51,377,487
Juniper Networks, Inc. *	981,221	23,156,816
McAfee, Inc. *	403,100	17,006,789
McGraw-Hill Companies, Inc.	544,800	16,403,928
MetroPCS Communications, Inc. *	229,150	3,049,987
Priceline.com, Inc. * (a)	67,400	7,518,470
QUALCOMM, Inc.	714,477	32,294,360
Tencent Holdings, Ltd.	1,045,000	12,120,084
Time Warner, Inc.	285,666	7,195,927
VeriSign, Inc. *	279,600	5,167,008

		285,884,615

Consumer, Cyclical - 8.91%
Bed Bath & Beyond, Inc. *	333,500	10,255,125
Carnival Corp.	24,500	631,365
Costco Wholesale Corp.	7,700	351,890
CVS Caremark Corp.	501,267	15,975,379
Fastenal Company (a)	38,800	1,286,996
Kohl’s Corp. *	376,230	16,083,833
Lowe’s Companies, Inc.	223,600	4,340,076
Marriott International, Inc., Class A	387,011	8,541,329
McDonald’s Corp.	271,400	15,602,786
NIKE, Inc., Class B	91,500	4,737,870
Nintendo Company, Ltd.	4,700	1,293,459
O’Reilly Automotive, Inc. *	145,500	5,540,640
Wal-Mart Stores, Inc.	430,264	20,841,988
Wynn Resorts, Ltd. * (a)	8,100	285,930
Yum! Brands, Inc.	399,900	13,332,666

		119,101,332

Consumer, Non-cyclical - 19.13%
Accenture, Ltd., Class A	223,500	7,478,310
Alcon, Inc.	17,690	2,054,163
Allergan, Inc.	340,000	16,177,200
Amgen, Inc. *	56,600	2,996,404
Apollo Group, Inc., Class A *	126,900	9,025,128
Baxter International, Inc.	223,100	11,815,376
Becton, Dickinson & Company	31,100	2,217,741
C.R. Bard, Inc.	57,000	4,243,650
Celgene Corp. *	372,900	17,839,536
Express Scripts, Inc. *	321,200	22,082,500
Genzyme Corp. *	6,100	339,587
Gilead Sciences, Inc. *	621,362	29,104,596
Intuitive Surgical, Inc. * (a)	28,600	4,680,676
McKesson Corp.	287,000	12,628,000
Medco Health Solutions, Inc. *	606,400	27,657,904
Medtronic, Inc.	84,144	2,935,784
Moody’s Corp.	128,200	3,378,070
Novo Nordisk AS	22,200	1,206,615
PepsiCo, Inc.	83,704	4,600,372
Procter & Gamble Company	1,537	78,541
Roche Holdings AG - Genusschein	1,523	207,202
Schering-Plough Corp.	700	17,584
St. Jude Medical, Inc. *	465,036	19,112,980
Stryker Corp.	112,979	4,489,785
Teva Pharmaceutical Industries, Ltd., SADR	229,500	11,323,530

The accompanying notes are an integral part of the financial statements.

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
The Coca-Cola Company	163,200	$7,831,968
Visa, Inc.	197,500	12,296,350
WellPoint, Inc. *	181,972	9,260,555
Western Union Company	486,300	7,975,320
Wyeth	15,354	696,918

		255,752,345

Energy - 7.65%
Cameron International Corp. *	168,000	4,754,400
Chevron Corp.	6,200	410,750
Entergy Corp.	29,600	2,294,592
EOG Resources, Inc.	142,700	9,692,184
Exxon Mobil Corp.	39,238	2,743,129
First Solar, Inc. * (a)	54,200	8,786,904
Petroleo Brasileiro SA, SADR	429,900	14,341,464
Schlumberger, Ltd.	517,492	28,001,492
Smith International, Inc.	674,272	17,362,504
Southwestern Energy Company *	173,200	6,728,820
Suncor Energy, Inc.	235,800	7,154,172

		102,270,411

Financial - 17.32%
American Express Company	414,752	9,638,837
Ameriprise Financial, Inc.	120,451	2,923,346
Aon Corp.	15,500	586,985
Bank of America Corp.	584,100	7,710,120
Bank of New York Mellon Corp.	435,261	12,757,500
BlackRock, Inc.	15,500	2,719,010
Charles Schwab Corp.	630,586	11,060,478
CME Group, Inc.	13,850	4,308,874
Credit Suisse Group AG	10,700	488,451
Franklin Resources, Inc.	301,765	21,730,098
IntercontinentalExchange, Inc. *	131,400	15,011,136
JPMorgan Chase & Company	552,000	18,828,720
MasterCard, Inc., Class A	74,200	12,414,402
Morgan Stanley	392,600	11,193,026
Northern Trust Corp.	354,489	19,028,970
PNC Financial Services Group, Inc.	6,100	236,741
State Street Corp.	618,407	29,188,810
The Goldman Sachs Group, Inc.	229,476	33,833,941
U.S. Bancorp	201,500	3,610,880
Wells Fargo & Company	589,300	14,296,418

		231,566,743

Industrial - 6.24%
Danaher Corp.	581,263	35,887,178
Expeditors International of Washington, Inc.	149,000	4,967,660
Fluor Corp.	178,400	9,150,136
FMC Technologies, Inc. *	201,600	7,576,128
Goodrich Corp.	85,000	4,247,450
Lockheed Martin Corp.	207,800	16,759,070
Republic Services, Inc.	84,000	2,050,440
Union Pacific Corp.	30,700	1,598,242
W.W. Grainger, Inc.	15,400	1,260,952

		83,497,256

Technology - 15.68%
Adobe Systems, Inc. *	109,775	3,106,632
Altera Corp.	337,200	$5,489,616
Apple, Inc. *	489,800	69,762,214
Autodesk, Inc. *	122,700	2,328,846
Automatic Data Processing, Inc.	5,733	203,178
Broadcom Corp., Class A *	447,300	11,088,567
Cerner Corp. * (a)	20,200	1,258,258
Dell, Inc. *	173	2,375
Electronic Arts, Inc. *	441,514	9,589,684
Fiserv, Inc. *	308,400	14,093,880
Hewlett-Packard Company	30,900	1,194,285
Intel Corp.	127,600	2,111,780
Marvell Technology Group, Ltd. *	1,455,510	16,942,136
Microsoft Corp.	1,608,344	38,230,337
Oracle Corp.	168,362	3,606,314
Research In Motion, Ltd. *	236,800	16,824,640
Xilinx, Inc.	674,425	13,798,736

		209,631,478

Utilities - 0.65%
NRG Energy, Inc. *	333,800	8,665,448

TOTAL COMMON STOCKS (Cost $1,384,299,041)		$1,332,183,265

SHORT TERM INVESTMENTS - 1.43%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,565,221	$15,669,112
T. Rowe Price Reserve Investment Fund, 0.3922%	3,438,793	3,438,793

TOTAL SHORT TERM INVESTMENTS (Cost $19,100,419)		$19,107,905

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $506,000 on 07/01/2009, collateralized by $490,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $521,238, including interest)	$506,000	$506,000

TOTAL REPURCHASE AGREEMENTS (Cost $506,000)		$506,000

Total Investments (Blue Chip Growth Trust) (Cost $1,403,905,460) - 101.11%		$1,351,797,170
Other assets and liabilities, net - (1.11)%		(14,829,508)

TOTAL NET ASSETS - 100.00%		$1,336,967,662

Capital Appreciation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.56%
Basic Materials - 1.68%
Monsanto Company	181,800	$13,515,012

The accompanying notes are an integral part of the financial statements.

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications - 16.79%
Amazon.com, Inc. *	339,200	$28,377,472
Baidu.com, Inc., SADR * (a)	32,000	9,634,880
Cisco Systems, Inc. *	855,165	15,940,276
Google, Inc., Class A *	96,007	40,475,591
QUALCOMM, Inc.	905,600	40,933,120

		135,361,339

Consumer, Cyclical - 10.85%
Coach, Inc.	107,260	2,883,149
Costco Wholesale Corp.	226,500	10,351,050
CVS Caremark Corp.	501,000	15,966,870
Johnson Controls, Inc.	76,100	1,652,892
Kohl’s Corp. *	267,600	11,439,900
NIKE, Inc., Class B (a)	245,978	12,736,741
Staples, Inc.	159,300	3,213,081
Starbucks Corp. *	276,600	3,841,974
Tiffany & Company (a)	75,609	1,917,444
Wal-Mart Stores, Inc.	248,100	12,017,964
Walt Disney Company	492,300	11,485,359

		87,506,424

Consumer, Non-cyclical - 29.31%
Abbott Laboratories	237,400	11,167,296
Alcon, Inc.	165,181	19,180,818
Baxter International, Inc.	393,700	20,850,352
Cadbury PLC, SADR	260,900	8,974,960
Celgene Corp. *	339,100	16,222,544
Colgate-Palmolive Company	179,800	12,719,052
Gilead Sciences, Inc. *	683,328	32,007,083
Medco Health Solutions, Inc. *	428,100	19,525,641
Mylan, Inc. * (a)	400,100	5,221,305
PepsiCo, Inc.	325,065	17,865,572
Roche Holding AG, SADR	374,600	12,777,606
Shire Pharmaceuticals Group PLC, ADR	166,950	6,925,086
Teva Pharmaceutical Industries, Ltd., SADR	506,000	24,966,040
Vertex Pharmaceuticals, Inc. *	130,200	4,640,328
Visa, Inc.	373,500	23,254,110

		236,297,793

Energy - 11.03%
First Solar, Inc. * (a)	83,000	13,455,960
Occidental Petroleum Corp.	300,000	19,743,000
Petroleo Brasileiro SA, ADR	287,300	11,773,554
Schlumberger, Ltd.	142,706	7,721,822
Southwestern Energy Company *	361,400	14,040,390
Suncor Energy, Inc.	176,000	5,339,840
Weatherford International, Ltd. *	433,300	8,475,348
XTO Energy, Inc.	220,900	8,425,126

		88,975,040

Financial - 7.72%
Bank of America Corp.	697,100	9,201,720
Charles Schwab Corp.	724,169	12,701,924
MasterCard, Inc., Class A	97,500	16,312,725
The Goldman Sachs Group, Inc.	162,790	24,001,758

		62,218,127

Industrial - 1.47%
Lockheed Martin Corp.	147,000	11,855,550
Technology - 20.71%
Adobe Systems, Inc. *	572,185	$16,192,836
Analog Devices, Inc.	245,400	6,081,012
Apple, Inc. *	192,166	27,370,203
Applied Materials, Inc.	890,000	9,763,300
Hewlett-Packard Company	374,300	14,466,695
Intel Corp.	1,090,580	18,049,099
International Business Machines Corp.	148,900	15,548,138
Microsoft Corp.	560,069	13,312,840
Oracle Corp.	628,200	13,456,044
Research In Motion, Ltd. *	297,300	21,123,165
Salesforce.com, Inc. *	95,000	3,626,150
SAP AG, SADR (a)	199,500	8,017,905

		167,007,387

TOTAL COMMON STOCKS (Cost $792,584,988)		$802,736,672

SHORT TERM INVESTMENTS - 3.52%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$2,838,400	$28,414,659

TOTAL SHORT TERM INVESTMENTS (Cost $28,401,793)		$28,414,659

REPURCHASE AGREEMENTS - 0.23%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $1,862,001 on 07/01/2009, collateralized by $1,790,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $1,904,113, including interest)	$1,862,000	$1,862,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,862,000)		$1,862,000

Total Investments (Capital Appreciation Trust) (Cost $822,848,781) - 103.31%		$833,013,331
Other assets and liabilities, net - (3.31)%		(26,691,290)

TOTAL NET ASSETS - 100.00%		$806,322,041

Capital Appreciation Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 64.91%
Basic Materials - 0.34%
Air Products & Chemicals, Inc.	1,900	$122,721
International Paper Company	57,600	871,488

		994,209

Communications - 5.26%
Cablevision Systems Corp., Class A	210,800	4,091,628
Discovery Communications, Inc., Series A *	11,600	261,580
Discovery Communications, Inc., Series C *	46,000	944,380
Sprint Nextel Corp. *	234,500	1,127,945
Time Warner Cable, Inc. *	24,370	771,798
Time Warner, Inc.	253,800	6,393,222

The accompanying notes are an integral part of the financial statements.

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Vodafone Group PLC, SADR	100,500	$1,958,745

		15,549,298

Consumer, Cyclical - 3.99%
CVS Caremark Corp.	64,400	2,052,428
Kohl’s Corp. * ***	17,600	752,400
Lowe’s Companies, Inc.	141,600	2,748,456
Marriott International, Inc., Class A	39,345	868,336
Mitsubishi Corp.	73,200	1,344,331
Mitsui & Company, Ltd.	46,100	543,081
TJX Companies, Inc.	21,100	663,806
TRW Automotive Holdings Corp. *	82,800	935,640
WABCO Holdings, Inc.	23,700	419,490
Wal-Mart Stores, Inc. ***	30,500	1,477,420

		11,805,388

Consumer, Non-cyclical - 18.31%
Allergan, Inc.	66,400	3,159,312
Baxter International, Inc.	39,700	2,102,512
Becton, Dickinson & Company	11,300	805,803
C.R. Bard, Inc.	25,800	1,920,810
Campbell Soup Company	27,300	803,166
Cardinal Health, Inc.	38,100	1,163,955
Covidien PLC	167,500	6,271,200
DENTSPLY International, Inc. (a)	46,200	1,410,024
Fortune Brands, Inc.	22,000	764,280
General Mills, Inc.	39,600	2,218,392
H.J. Heinz Company ***	43,700	1,560,090
Henry Schein, Inc. *	18,576	890,719
Kellogg Company ***	74,300	3,460,151
Kraft Foods, Inc., Class A ***	30,200	765,268
McKesson Corp.	36,800	1,619,200
Mead Johnson Nutrition Company *	16,300	517,851
Millipore Corp. * (a)	16,600	1,165,486
PepsiCo, Inc. ***	77,700	4,270,392
Philip Morris International, Inc.	137,000	5,975,940
Procter & Gamble Company ***	69,537	3,553,341
The Coca-Cola Company ***	21,100	1,012,589
Western Union Company	323,400	5,303,760
Wyeth	75,300	3,417,867

		54,132,108

Energy - 10.03%
CNX Gas Corp. *	100,300	2,634,881
Entergy Corp.	55,100	4,271,352
Exxon Mobil Corp.	108,700	7,599,217
Japan Petroleum Exploration Company, Ltd.	17,300	954,538
Murphy Oil Corp.	42,700	2,319,464
Oil States International, Inc. *	15,600	377,676
Spectra Energy Corp.	331,300	5,605,596
StatoilHydro ASA	30,400	600,519
Williams Companies, Inc.	338,400	5,282,424

		29,645,667

Financial - 8.60%
Ameriprise Financial, Inc.	78,600	1,907,622
Aon Corp.	126,800	4,801,916
Bank of America Corp.	210,165	2,774,178
Franklin Resources, Inc.	38,400	$2,765,184
JPMorgan Chase & Company	116,500	3,973,815
State Street Corp.	42,100	1,987,120
The St. Joe Company * (a)	44,400	1,176,156
U.S. Bancorp	39,300	704,256
Wells Fargo & Company	102,000	2,474,520
White Mountains Insurance Group, Ltd.	12,440	2,847,641

		25,412,408

Industrial - 8.94%
3M Company	50,100	3,011,010
Actuant Corp., Class A	100	1,220
Danaher Corp.	82,100	5,068,854
Goodrich Corp.	92,900	4,642,213
Honeywell International, Inc.	22,900	719,060
Lockheed Martin Corp.	34,500	2,782,425
Mettler-Toledo International, Inc. *	13,100	1,010,665
Rockwell Collins, Inc.	54,000	2,253,420
Roper Industries, Inc.	14,000	634,340
Toyota Industries Corp.	30,000	743,289
Tyco Electronics, Ltd.	215,500	4,006,145
Tyco International, Ltd. *	59,400	1,543,212

		26,415,853

Technology - 2.93%
Analog Devices, Inc.	37,600	931,728
Electronic Arts, Inc. *	30,200	655,944
International Business Machines Corp.	11,900	1,242,598
Microsoft Corp. ***	130,300	3,097,231
Texas Instruments, Inc.	129,000	2,747,700

		8,675,201

Utilities - 6.51%
American Electric Power Company, Inc.	105,800	3,056,562
CenterPoint Energy, Inc.	106,800	1,183,344
Constellation Energy Group, Inc.	24,000	637,920
FPL Group, Inc.	18,300	1,040,538
NV Energy, Inc.	119,400	1,288,326
OGE Energy Corp.	87,500	2,478,000
PG&E Corp.	54,500	2,094,980
PPL Corp.	89,100	2,936,736
Progress Energy, Inc.	34,300	1,297,569
Sempra Energy	65,300	3,240,839

		19,254,814

TOTAL COMMON STOCKS (Cost $171,078,204)		$191,884,946

PREFERRED STOCKS - 0.26%
Communications - 0.04%
Crown Castle International Corp., 6.25%	2,832	134,095
Consumer, Non-cyclical - 0.15%
Heinz (H.J.) Finance Company, 8.00% (g)	4	376,000
Newell Financial Trust I, 5.25%	2,400	63,840

		439,840

Financial - 0.02%
Affiliated Managers Group, Inc., 5.10%	560	14,700

The accompanying notes are an integral part of the financial statements.

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS (continued)
Financial (continued)
Aspen Insurance Holdings, Ltd., Series AHL, 5.625%	1,000	$41,250

		55,950

Utilities - 0.05%
NRG Energy, Inc., 4.00%	112	141,219

TOTAL PREFERRED STOCKS (Cost $753,877)		$771,104

TERM LOANS - 3.40%
Basic Materials - 0.67%
Ashland, Inc. 7.65% due 05/20/2014 (b)	244,648	245,994
Georgia Pacific Corp., Tranche A 2.3188% due 12/20/2010 (b)	208,167	195,795
Georgia-Pacific Corp., Term Loan B 2.3188% due 12/20/2010 (b)	1,620,086	1,523,800

		1,965,589

Communications - 1.86%
Charter Communications Operating LLC 9.25% due 03/06/2014 (b)	500,000	450,312
CSC Holdings, Inc.
1.3444% due 07/15/2009 (b)	452,703	430,824
2.0831% due 03/29/2013 (b)	500,000	468,855
DirecTV Holdings LLC, Term B 5.25% due 03/06/2010 (b)	1,492,481	1,426,149
Discovery Communications, Inc. 5.25% due 05/14/2014 (b)	750,000	739,500
Weather Channel, Tranche B 7.25% due 07/25/2015 (b)	1,994,994	1,993,747

		5,509,387

Consumer, Cyclical - 0.22%
MGM Mirage, Inc. Tranche B 6.00% due 03/11/2011 (b)	852,576	660,746
Consumer, Non-cyclical - 0.45%
Boston Scientific Corp. 2.0631% due 04/21/2011 (b)	205,752	194,822
HCA, Inc., Term Loan A1 3.22% due 11/18/2012 (b)	423,339	383,783
Invitrogen Corp., Tranche B 5.25% due 06/11/2015 (b)	746,250	745,448

		1,324,053

Financial - 0.20%
Nuveen Investments, Inc. 3.3131% due 11/09/2014 (b)	748,111	578,851

TOTAL TERM LOANS (Cost $9,709,019)		$10,038,626

U.S. TREASURY OBLIGATIONS - 2.34%
U.S. Treasury Bonds - 1.18%
4.25% due 05/15/2039	3,538,000	3,503,173
U.S. Treasury Notes - 1.16%
3.125% due 05/15/2019	3,538,000	3,421,918

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,728,511)		$6,925,091

CORPORATE BONDS - 15.47%
Basic Materials - 0.55%

Freeport-McMoRan Copper & Gold, Inc. 4.995% due 04/01/2015 (b)	$75,000	$70,204
Georgia-Pacific LLC 8.25% due 05/01/2016 (g)	200,000	194,000
Newmont Mining Corp. 1.25% due 07/15/2014	105,000	113,794
Teck Resources, Ltd.
9.75% due 05/15/2014 (g)	300,000	310,500
10.25% due 05/15/2016 (g)	300,000	314,250
10.75% due 05/15/2019 (g)	200,000	215,000
United States Steel Corp. 4.00% due 05/15/2014	311,000	407,021

		1,624,769

Communications - 3.23%
American Tower Corp., Series WI 7.00% due 10/15/2017	1,000,000	967,500
AOL Time Warner, Inc. 6.875% due 05/01/2012	888,000	949,934
BellSouth Corp. 4.20% due 09/15/2009	74,000	74,398
CC Holdings GS V LLC 7.75% due 05/01/2017 (g)	825,000	804,375
Crown Castle International Corp. 9.00% due 01/15/2015	2,925,000	2,976,187
CSC Holdings, Inc., Series B 7.625% due 04/01/2011	15,000	14,850
Harris Corp. 6.375% due 06/15/2019	75,000	79,146
Liberty Media LLC 3.125% due 03/30/2023	208,000	176,540
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	75,000	74,531
9.25% due 11/01/2014 (g)	275,000	272,250
SBC Communications, Inc. 4.125% due 09/15/2009	47,000	47,237
Sprint Capital Corp.
6.90% due 05/01/2019	25,000	20,687
8.375% due 03/15/2012	125,000	123,125
Time Warner, Inc. 1.15% due 11/13/2009 (b)	1,124,000	1,121,318
Verizon Wireless Capital LLC
3.3163% due 05/20/2011 (b)(g)	475,000	488,859
3.75% due 05/20/2011 (g)	165,000	168,378
Viacom, Inc. 5.75% due 04/30/2011	838,000	857,913
XM Satellite Radio, Inc. 11.25% due 06/15/2013 (g)	325,000	322,563

		9,539,791

Consumer, Cyclical - 1.71%
American Airlines Pass Through Trust 2009-1A 10.375% due 07/02/2017	120,000	62,400
Continental Airlines, Inc. 9.00% due 07/08/2016	165,000	165,000
Group 1 Automotive, Inc. 2.25% due 06/15/2036	1,091,000	699,604
Home Depot, Inc.
0.7494% due 12/16/2009 (b)	1,779,280	1,773,853
4.625% due 08/15/2010	59,000	60,109

The accompanying notes are an integral part of the financial statements.

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Home Depot, Inc. (continued) 5.40% due 03/01/2016	$575,000	$573,977
MGM Mirage, Inc.
10.375% due 05/15/2014 (g)	75,000	77,812
11.125% due 11/15/2017 (g)	100,000	107,375
Penske Auto Group, Inc. 3.50% due 04/01/2026	780,000	740,025
United Auto Group, Inc. 7.75% due 12/15/2016	20,000	16,150
Walgreen Company
4.875% due 08/01/2013	117,000	124,144
5.25% due 01/15/2019	255,000	265,269
Wal-Mart Stores, Inc.
3.20% due 05/15/2014	150,000	148,770
6.50% due 08/15/2037	210,000	234,658

		5,049,146

Consumer, Non-cyclical - 2.69%
Beckman Coulter, Inc.
6.00% due 06/01/2015	120,000	125,720
7.00% due 06/01/2019	120,000	126,828
Becton, Dickinson & Company 5.00% due 05/15/2019	115,000	117,508
Fortune Brands, Inc. 6.375% due 06/15/2014	485,000	482,238
Johnson & Johnson 5.95% due 08/15/2037	560,000	603,392
Kellogg Company
4.45% due 05/30/2016	400,000	400,336
5.125% due 12/03/2012	120,000	128,276
Kraft Foods, Inc. 6.125% due 02/01/2018	247,000	255,379
Millipore Corp. 3.75% due 06/01/2026	3,046,000	3,007,925
Procter & Gamble Company 5.50% due 02/01/2034	215,000	219,075
Valeant Pharmaceuticals International 4.00% due 11/15/2013	16,000	16,620
William Wrigley Jr. Company 6.50% due 07/15/2010 (b)	2,475,000	2,481,435

		7,964,732

Energy - 2.43%
Anadarko Petroleum Corp. 8.70% due 03/15/2019	120,000	134,427
ConocoPhillips 6.50% due 02/01/2039	310,000	329,974
Devon Energy Corp. 6.30% due 01/15/2019	155,000	165,636
EOG Resources, Inc. 5.625% due 06/01/2019	590,000	617,508
Forest Oil Corp. 8.50% due 02/15/2014 (g)	250,000	245,625
Gulfstream Natural Gas System LLC 6.95% due 06/01/2016 (g)	135,000	141,376
Hess Corp.
7.00% due 02/15/2014	235,000	254,515
8.125% due 02/15/2019	240,000	273,229
Magellan Midstream Partners LP 6.55% due 07/15/2019	55,000	56,458
Oil States International, Inc. 2.375% due 07/01/2025	$1,042,000	$1,034,185
Peabody Energy Corp. 6.875% due 03/15/2013	75,000	74,250
PetroHawk Energy Corp. 10.50% due 08/01/2014	400,000	409,000
Pride International, Inc. 8.50% due 06/15/2019	170,000	167,875
Quicksilver Resources, Inc. 11.75% due 01/01/2016	300,000	310,500
Range Resources Corp. 8.00% due 05/15/2019	200,000	196,750
Shell International Finance BV 6.375% due 12/15/2038	515,000	560,950
StatoilHydro ASA 5.25% due 04/15/2019	515,000	529,997
Tennessee Gas Pipeline Company 8.00% due 02/01/2016	550,000	576,125
Williams Companies, Inc. 8.75% due 01/15/2020	700,000	729,750
XTO Energy, Inc.
6.50% due 12/15/2018	105,000	112,648
6.75% due 08/01/2037	240,000	250,549

		7,171,327

Financial - 2.03%
BP Capital Markets PLC 4.75% due 03/10/2019	245,000	243,714
Host Hotels & Resorts LP 2.625% due 04/15/2027 (g)	2,076,000	1,762,005
JPMorgan Chase & Company 0.854% due 12/26/2012 (b)	1,481,000	1,495,811
Kreditanstalt Fuer Wiederaufbau 4.875% due 06/17/2019	2,419,000	2,506,558

		6,008,088

Government - 0.16%
Province of Ontario Canada 1.1663% due 05/22/2012 (b)	470,000	468,264
Industrial - 0.40%
BAE Systems Holdings, Inc. 6.375% due 06/01/2019 (g)	230,000	235,150
Honeywell International, Inc. 5.00% due 02/15/2019	165,000	168,528
Silgan Holdings, Inc. 7.25% due 08/15/2016 (g)	100,000	96,000
Tyco Electronics Group SA
6.00% due 10/01/2012	475,000	466,461
6.55% due 10/01/2017	250,000	226,982

		1,193,121

Technology - 1.42%
Analog Devices, Inc. 5.00% due 07/01/2014	610,000	611,042
Linear Technology Corp., Series A 3.00% due 05/01/2027	4,349,000	3,598,797

		4,209,839

The accompanying notes are an integral part of the financial statements.

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities - 0.85%
Atmos Energy Corp. 8.50% due 03/15/2019	$95,000	$110,945
Black Hills Corp. 9.00% due 05/15/2014	95,000	97,567
Calpine Construction Finance Company LP 8.00% due 06/01/2016 (g)	750,000	718,125
CILCORP, Inc. 8.70% due 10/15/2009	5,000	4,900
Duke Energy Corp. 6.30% due 02/01/2014	205,000	221,326
Kansas Gas & Electric Company 6.70% due 06/15/2019 (g)	220,000	231,043
Nisource Finance Corp. 1.2313% due 11/23/2009 (b)	261,000	258,927
Pacific Gas & Electric Company 1.5975% due 06/10/2010 (b)	310,000	311,531
Public Service Company of Colorado 5.125% due 06/01/2019	220,000	226,080
Southern Company 4.15% due 05/15/2014	45,000	45,179
Virginia Electric and Power Company 6.00% due 01/15/2036	270,000	280,514

		2,506,137

TOTAL CORPORATE BONDS (Cost $44,196,077)		$45,735,214

CONVERTIBLE BONDS - 2.23%
Basic Materials - 0.03%
Newmont Mining Corp. 1.625% due 07/15/2017	83,000	86,838
Communications - 0.31%
JDS Uniphase Corp. 1.00% due 05/15/2026	1,053,000	779,220
Lucent Technologies, Inc., Series B 2.75% due 06/15/2025	18,000	12,797
SBA Communications Corp. 1.875% due 05/01/2013 (g)	141,000	116,149

		908,166

Consumer, Non-cyclical - 0.82%
Henry Schein, Inc. 3.00% due 08/15/2034	2,150,000	2,413,375
Energy - 0.62%
Peabody Energy Corp. 4.75% due 12/15/2066	2,098,000	1,507,937
Quicksilver Resources, Inc. 1.875% due 11/01/2024	350,000	318,938

		1,826,875

Financial - 0.09%
General Growth Properties LP 3.98% due 04/15/2027 ^ (g)	21,000	7,140
NASDAQ OMX Group, Inc. 2.50% due 08/15/2013	313,000	256,660

		263,800

Industrial - 0.09%
SunPower Corp. 4.75% due 04/15/2014	239,000	272,759

Technology - 0.27%
Xilinx, Inc. 3.125% due 03/15/2037	$1,100,000	$805,750

TOTAL CONVERTIBLE BONDS (Cost $6,709,362)		$6,577,563

OPTIONS - 0.01%
Call Options - 0.01%
Johnson & Johnson Expiration 01/16/2010 at $65.00 *	100	60
Wellpoint, Inc. Expiration 01/16/2010 at $50.00 *	5,000	33,750

		33,810

TOTAL OPTIONS (Cost $17,751)		$33,810

SHORT TERM INVESTMENTS - 11.93%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$249,695	$2,499,646
T. Rowe Price Reserve Investment Fund, 0.3922%	32,771,871	32,771,871

TOTAL SHORT TERM INVESTMENTS (Cost $35,271,256)		$35,271,517

REPURCHASE AGREEMENTS - 0.17%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $501,000 on 07/01/2009, collateralized by $480,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $513,600, including interest)	$501,000	$501,000

TOTAL REPURCHASE AGREEMENTS (Cost $501,000)		$501,000

Total Investments (Capital Appreciation Value Trust) (Cost $274,965,057) - 100.72%		$297,738,871
Other assets and liabilities, net - (0.72)%		(2,132,963)

TOTAL NET ASSETS - 100.00%		$295,605,908

Core Allocation Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.10%
Intermediate Bond - 12.01%
Total Bond Market A (Declaration)	73,181	$978,434
International Large Cap - 7.41%
International Index (MFC Global U.S.A.)	43,533	603,368
Moderate Allocation - 60.06%
Core Allocation Plus (Wellington)	529,456	4,892,172
U.S. Large Cap - 16.62%
500 Index (MFC Global U.S.A.) (h)	170,252	1,353,501
U.S. Mid Cap - 1.00%
Mid Cap Index (MFC Global U.S.A.)	7,196	81,536

The accompanying notes are an integral part of the financial statements.

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Core Allocation Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
U.S. Small Cap - 3.00%

Small Cap Index (MFC Global U.S.A.)	26,910	$244,609

TOTAL INVESTMENT COMPANIES (Cost $8,099,740)		$8,153,620

Total Investments (Core Allocation Trust) (Cost $8,099,740) - 100.10%		$8,153,620
Other assets and liabilities, net - (0.10)%		(8,552)

TOTAL NET ASSETS - 100.00%		$8,145,068

Core Allocation Plus Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 58.53%
Basic Materials - 4.82%
Agnico Eagle Mines, Ltd.	6,300	$330,624
Alcoa, Inc.	41,000	423,530
Allegheny Technologies, Inc.	2,000	69,860
Aluminum Corp. China, Ltd., ADR	15,900	371,106
ArcelorMittal	16,700	552,436
BHP Billiton, Ltd., SADR (a)	25,400	1,390,142
Biogen Idec, Inc. *	3,800	171,570
Cameco Corp.	20,300	519,680
Celanese Corp., Series A	2,700	64,125
Dow Chemical Company	3,400	54,876
Eastman Chemical Company	4,100	155,390
Eli Lilly & Company	26,220	908,261
Freeport-McMoRan Copper & Gold, Inc., Class B	24,425	1,223,937
Gerdau SA, SADR	14,300	149,721
Goldcorp, Inc.	9,600	333,600
JSW Steel, Ltd.	17,545	224,527
Lubrizol Corp.	5,400	255,474
Monsanto Company	550	40,887
Newmont Mining Corp.	7,800	318,786
Nucor Corp.	1,200	53,316
The Mosaic Company	2,375	105,213
Vale SA	22,500	396,675
Xstrata PLC	21,342	235,379

		8,349,115

Communications - 11.01%
Advanced Info Service PCL	215,200	571,635
Amazon.com, Inc. *	16,400	1,372,024
AT&T, Inc.	36,900	916,596
China Mobile, Ltd., SADR	25,500	1,277,040
Cisco Systems, Inc. *	28,140	524,530
Comcast Corp., Class A	9,190	133,163
Comverse Technology, Inc. *	133,100	1,138,005
Corning, Inc.	67,600	1,085,656
DIRECTV Group, Inc. * (a)	2,700	66,717
DISH Network Corp. *	3,400	55,114
eBay, Inc. *	3,600	61,668
Expedia, Inc. *	5,200	78,572
Genius Products, Inc. *	16	3
Google, Inc., Class A *	6,710	2,828,869
Harris Corp.	3,700	$104,932
JDS Uniphase Corp. *	14,200	81,224
KDDI Corp.	80	424,141
MCOT PCL	38,400	20,400
ModusLink Global Solutions, Inc. *	27,900	191,394
Motorola, Inc.	55,100	365,313
Netease.com, Inc., ADR * (a)	13,900	489,002
Perfect World Co, Ltd. *	9,400	268,840
Priceline.com, Inc. *	500	55,775
QUALCOMM, Inc.	34,100	1,541,320
Qwest Communications International, Inc. (a)	14,100	58,515
Rakuten, Inc.	588	353,410
SES, ADR	11,282	215,398
Shanda Interactive Entertainment, Ltd. * (a)	17,200	899,388
SINA Corp. *	18,300	539,484
SK Telecom Company, Ltd.	3,579	488,627
Sohu.com, Inc. *	8,900	559,187
Sonus Networks, Inc. *	164,300	264,523
Sprint Nextel Corp. *	26,500	127,465
Symantec Corp. *	12,600	196,056
Tellabs, Inc. *	19,000	108,870
Tencent Holdings, Ltd.	17,900	207,607
Time Warner, Inc.	13,303	335,103
VeriSign, Inc. *	14,500	267,960
Verizon Communications, Inc.	14,800	454,804
Viacom, Inc., Class B *	2,610	59,247
Vodafone Group PLC	152,558	294,891

		19,082,468

Consumer, Cyclical - 4.02%
Astra International Tbk PT	45,000	104,722
AutoZone, Inc. *	800	120,888
Belle International Holdings, Ltd., GDR	149,000	129,084
Best Buy Company, Inc.	2,800	93,772
Big Lots, Inc. *	3,000	63,090
China Dongxiang Group Company	747,000	499,860
Cintas Corp.	4,100	93,644
Coach, Inc.	6,000	161,280
CVS Caremark Corp.	4,000	127,480
D.R. Horton, Inc.	4,200	39,312
Darden Restaurants, Inc.	2,600	85,748
Dufry Group AG *	6,263	240,062
Family Dollar Stores, Inc.	2,300	65,090
Ford Motor Company *	46,300	281,041
Goodyear Tire & Rubber Company *	4,800	54,048
Hasbro, Inc.	2,000	48,480
Home Depot, Inc.	1,800	42,534
Huabao International Holdings, Ltd.	310,000	299,598
International Game Technology	14,300	227,370
J.C. Penney Company, Inc.	2,800	80,388
Kangwon Land, Inc.	11,590	147,909
Kohl’s Corp. *	2,890	123,548
Li & Fung, Ltd.	64,000	169,844
Li Ning Company, Ltd.	68,000	201,403
Limited Brands, Inc.	50,900	609,273
Lowe’s Companies, Inc.	2,050	39,791
Macy’s, Inc.	7,500	88,200

The accompanying notes are an integral part of the financial statements.

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Magna International, Inc., Class A	3,500	$147,840
Mattel, Inc.	36,200	581,010
McDonald’s Corp.	1,700	97,733
Mitsui & Company, Ltd.	23,600	278,020
Navistar International Corp. *	1,200	52,320
Office Depot, Inc. *	13,600	62,016
Polo Ralph Lauren Corp., Class A	900	48,186
Pulte Homes, Inc. (a)	7,100	62,693
Ross Stores, Inc.	2,300	88,780
Starbucks Corp. *	28,000	388,920
The Gap, Inc.	5,200	85,280
TJX Companies, Inc.	1,900	59,774
Walgreen Company	2,670	78,498
Wal-Mart Stores, Inc.	14,400	697,536

		6,966,065

Consumer, Non-cyclical - 11.02%
Abbott Laboratories	12,200	573,888
Accenture, Ltd., Class A	13,890	464,759
Acco Brands Corp. *	9,800	27,636
Alkermes, Inc. *	10,000	108,200
Allergan, Inc.	1,600	76,128
Altria Group, Inc.	25,700	421,223
Amgen, Inc. *	8,700	460,578
Apollo Group, Inc., Class A *	7,900	561,848
Archer-Daniels-Midland Company	14,100	377,457
AstraZeneca Group PLC	3,379	148,802
AstraZeneca PLC, SADR	4,600	203,044
Avon Products, Inc.	7,100	183,038
Bawang International Group Holding, Ltd. *	64,000	19,654
Baxter International, Inc.	1,300	68,848
Becton, Dickinson & Company	1,400	99,834
Boston Scientific Corp. *	5,700	57,798
Bristol-Myers Squibb Company	28,100	570,711
British American Tobacco PLC	11,196	309,294
Bunge, Ltd.	1,000	60,250
Cardinal Health, Inc.	14,000	427,700
Cephalon, Inc. *	2,000	113,300
China Yurun Food Group, Ltd	145,000	218,320
Colgate-Palmolive Company	3,100	219,294
Coventry Health Care, Inc. *	4,300	80,453
Cubist Pharmaceuticals, Inc. *	7,300	133,809
Daiichi Sankyo Company, Ltd.	8,500	152,097
Dun & Bradstreet Corp.	1,800	146,178
Eisai Company, Ltd.	6,500	231,277
Elan Corp. PLC, SADR *	7,300	46,501
Gilead Sciences, Inc. *	5,300	248,252
H & R Block, Inc.	11,600	199,868
Hansen Natural Corp. *	1,600	49,312
Health Net, Inc. *	9,700	150,835
Healthsouth Corp. *	11,995	173,208
Hengan International Group Company, Ltd.	22,000	101,883
Hormel Foods Corp.	1,600	55,264
Humana, Inc. *	7,800	251,628
ITT Educational Services, Inc. *	600	60,396
Japan Tobacco, Inc.	237	738,719
Johnson & Johnson	19,400	1,101,920
Kimberly-Clark Corp.	3,700	$193,991
Lorillard, Inc.	1,300	88,101
Manpower, Inc.	1,400	59,276
McKesson Corp.	1,300	57,200
Medtronic, Inc.	2,965	103,449
Merck & Company, Inc. (a)	13,400	374,664
New Oriental Education & Technology Group *	7,300	491,728
OSI Pharmaceuticals, Inc. * (a)	5,700	160,911
People’s Food Holdings, Ltd.	119,000	46,139
PepsiCo, Inc.	8,750	480,900
Pfizer, Inc. (a)	78,000	1,170,000
Philip Morris International, Inc.	10,200	444,924
Procter & Gamble Company	10,340	528,374
Qinetiq PLC	84,581	200,146
R.R. Donnelley & Sons Company	12,500	145,250
Ralcorp Holdings, Inc. *	2,800	170,576
Safeway, Inc.	3,900	79,443
Sanofi-Aventis SA, ADR	8,600	253,614
Sanofi-Aventis SA	599	35,228
Sara Lee Corp.	8,300	81,008
Schering-Plough Corp.	16,940	425,533
SUPERVALU, Inc.	4,270	55,296
Sysco Corp.	6,600	148,368
The Coca-Cola Company	4,500	215,955
The Kroger Company	5,800	127,890
Tingyi Cayman Islands Holding Corp.	72,000	118,810
UnitedHealth Group, Inc.	27,190	679,206
Vertex Pharmaceuticals, Inc. *	13,800	491,832
Visa, Inc.	10,900	678,634
Want Want China Holdings, Ltd.	365,000	204,263
WellPoint, Inc. *	5,900	300,251
Western Union Company	32,100	526,440
Wyeth	6,000	272,340

		19,102,944

Diversified - 0.14%
Beijing Enterprises Holdings, Ltd.	48,500	242,043
Energy - 6.03%
Anadarko Petroleum Corp.	5,400	245,106
Apache Corp.	1,700	122,655
Cameron International Corp. *	4,600	130,180
Canadian Natural Resources, Ltd.	11,000	578,679
Chevron Corp.	10,350	685,687
ConocoPhillips Company	14,500	609,870
CONSOL Energy, Inc.	20,500	696,180
Continental Resources, Inc. *	8,200	227,550
Diamond Offshore Drilling, Inc.	3,400	282,370
Entergy Corp.	3,100	240,312
EOG Resources, Inc.	8,100	550,152
Exxon Mobil Corp.	22,235	1,554,449
First Solar, Inc. *	5,100	826,812
Marathon Oil Corp.	6,255	188,463
Murphy Oil Corp.	3,100	168,392
Nabors Industries, Ltd. *	7,100	110,618
National Oilwell Varco, Inc. *	5,300	173,098
Noble Energy, Inc.	4,200	247,674

The accompanying notes are an integral part of the financial statements.

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Occidental Petroleum Corp.	3,300	$217,173
Peabody Energy Corp.	5,100	153,816
Petroleo Brasileiro SA, ADR	4,300	176,214
Range Resources Corp.	13,500	559,035
Schlumberger, Ltd.	1,000	54,110
Southwestern Energy Company *	5,200	202,020
Suncor Energy, Inc. (a)	22,300	676,582
Total SA	10,693	579,156
Ultra Petroleum Corp. *	4,200	163,800
Valero Energy Corp.	2,200	37,158

		10,457,311

Financial - 7.27%
Aetna, Inc.	5,100	127,755
AFLAC, Inc.	2,300	71,507
Allstate Corp.	7,500	183,000
American Express Company	6,000	139,440
Annaly Capital Management, Inc., REIT	10,800	163,512
Bangkok Bank PCL, Foreign Shares	84,800	276,659
Bank of America Corp.	71,654	945,833
Bank of China, Ltd.	781,000	370,063
Bank of New York Mellon Corp.	6,800	199,308
BB&T Corp.	1,900	41,762
China Construction Bank Corp.	458,000	353,497
China Life Insurance Company, Ltd., SADR	5,600	310,464
China Merchants Bank Company, Ltd.	365,000	829,794
China Overseas Land & Investment, Ltd.	164,000	377,180
CIGNA Corp.	3,400	81,906
Citigroup, Inc. (a)	14,900	44,253
CME Group, Inc.	500	155,555
Comerica, Inc.	6,200	131,130
Deutsche Boerse AG	2,527	196,408
Everest Re Group, Ltd.	800	57,256
Fidelity National Financial, Inc., Class A	4,200	56,826
First Horizon National Corp. *	13,363	160,351
HCP, Inc., REIT	2,300	48,737
Hudson City Bancorp, Inc.	24,200	321,618
Huntington Bancshares, Inc.	32,800	137,104
IntercontinentalExchange, Inc. *	700	79,968
Itau Unibanco Holding SA	27,800	440,074
JPMorgan Chase & Company	21,350	728,248
KeyCorp	28,700	150,388
Kotak Mahindra Bank, Ltd.	24,236	319,665
Legg Mason, Inc.	1,700	41,446
Link, REIT	66,500	141,775
Loews Corp.	1,600	43,840
Marsh & McLennan Companies, Inc.	30,600	615,978
MasterCard, Inc., Class A	880	147,233
MetLife, Inc.	2,000	60,020
Morgan Stanley	7,600	216,676
NASDAQ OMX Group, Inc. *	2,500	53,275
New York Community Bancorp, Inc.	10,800	115,452
NYSE Euronext	3,700	100,825
Oversea-Chinese Banking Corp., Ltd.	39,101	179,806
Popular, Inc. (a)	17,000	37,400
Prudential Financial, Inc.	1,200	44,664
Public Storage, Inc., REIT	2,900	189,892
Resolution, Ltd. *	100,822	$147,891
Shui On Land, Ltd.	298,850	203,603
SLM Corp. *	7,600	78,052
State Street Corp.	2,100	99,120
SunTrust Banks, Inc.	10,700	176,015
TD Ameritrade Holding Corp. *	5,000	87,700
The Goldman Sachs Group, Inc.	3,100	457,064
The Travelers Companies, Inc.	3,800	155,952
UBS AG *	25,800	315,656
Unum Group	4,700	74,542
Washington Mutual, Inc. *	11,428	1,039
Wells Fargo & Company	41,950	1,017,707
White Mountains Insurance Group, Ltd.	960	219,754
XL Capital, Ltd., Class A	7,800	89,388

		12,611,026

Industrial - 5.29%
3M Company	3,900	234,390
Anhui Conch Cement Company, Ltd., Class H	32,000	199,456
Belden, Inc.	36,200	604,540
Bemis Company, Inc.	2,200	55,440
C.H. Robinson Worldwide, Inc.	2,400	125,160
Carlisle Companies, Inc.	10,500	252,420
Caterpillar, Inc.	4,000	132,160
China Railway Group, Ltd. *	408,000	326,836
China South Locomotive and Rolling Stock Corp.	353,000	208,104
Cooper Industries, Ltd., Class A	2,300	71,415
CSX Corp.	3,200	110,816
Cubic Corp.	4,100	146,739
Danaher Corp.	13,600	839,664
Deere & Company	1,700	67,915
Emerson Electric Company	2,900	93,960
Flowserve Corp.	600	41,886
Fluor Corp.	19,700	1,010,413
Garmin, Ltd.	2,700	64,314
General Dynamics Corp.	5,900	326,801
General Electric Company	38,500	451,220
Honeywell International, Inc.	4,200	131,880
ITT Corp.	3,900	173,550
Jacobs Engineering Group, Inc. *	2,700	113,643
Jaiprakash Associates, Ltd.	110,747	476,150
Joy Global, Inc.	2,300	82,156
Kingboard Laminates Holdings, Ltd.	208,500	105,243
Lockheed Martin Corp.	2,200	177,430
Meggitt PLC	55,750	145,674
Norfolk Southern Corp.	1,500	56,505
Northrop Grumman Corp.	6,700	306,056
Precision Castparts Corp.	900	65,727
Raytheon Company	4,600	204,378
Safran SA	18,991	251,098
Sealed Air Corp.	2,600	47,970
Singapore Post, Ltd.	177,000	109,276
United Parcel Service, Inc., Class B	4,480	223,955
United Technologies Corp.	6,500	337,740
Vinci SA (a)	9,019	404,774
Viterra, Inc., Subs Receipt * (e)	20,761	189,278

The accompanying notes are an integral part of the financial statements.

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Waste Management, Inc.	7,100	$199,936

		9,166,068

Technology - 7.60%
Affiliated Computer Services, Inc., Class A *	1,000	44,420
Apple, Inc. *	18,150	2,585,104
Broadcom Corp., Class A *	2,200	54,538
Computer Sciences Corp. *	2,700	119,610
Dell, Inc. *	12,700	174,371
Electronic Arts, Inc. *	15,700	341,004
EMC Corp. *	52,300	685,130
Fiserv, Inc. *	3,800	173,660
Hewlett-Packard Company	11,700	452,205
IMS Health, Inc.	3,900	49,530
Intel Corp.	23,900	395,545
International Business Machines Corp.	9,200	960,664
L-3 Communications Holdings, Inc.	2,200	152,636
LogMeIn, Inc. *	700	11,200
Maxim Integrated Products, Inc.	69,900	1,096,731
Micron Technology, Inc. *	15,000	75,900
Microsoft Corp.	40,960	973,619
National Semiconductor Corp.	4,900	61,495
NetApp, Inc. *	2,170	42,792
Novell, Inc. *	10,000	45,300
Novellus Systems, Inc. *	5,700	95,190
NVIDIA Corp. *	71,700	809,493
Oracle Corp.	50,800	1,088,136
Red Hat, Inc. *	2,800	56,364
Salesforce.com, Inc. *	2,500	95,425
Samsung Electronics Company, Ltd., GDR (g)	1,033	240,016
SanDisk Corp. *	5,500	80,795
Seagate Technology	64,100	670,486
Softbank Corp.	33,600	652,510
Taiwan Semiconductor Manufacturing Company, Ltd.	102,000	169,436
Teradyne, Inc. *	10,000	68,600
Texas Instruments, Inc.	9,800	208,740
Total Systems Services, Inc.	4,600	61,594
VMware, Inc. Class A *	6,100	166,347
Western Digital Corp. *	2,300	60,950
Wolfson Microelectronics PLC *	95,004	154,304

		13,173,840

Utilities - 1.33%
AES Corp. *	12,400	143,964
Ameren Corp.	11,700	291,213
CenterPoint Energy, Inc.	15,900	176,172
DTE Energy Company	5,500	176,000
Exelon Corp.	5,150	263,732
NiSource, Inc.	12,100	141,086
NRG Energy, Inc. *	6,300	163,548
Pepco Holdings, Inc.	4,500	60,480
Pinnacle West Capital Corp.	2,600	78,390
PPL Corp.	6,300	207,648
Public Service Enterprise Group, Inc.	5,700	185,991
Snam Rete Gas SpA	67,877	298,589
Xcel Energy, Inc.	6,200	$114,142

		2,300,955

TOTAL COMMON STOCKS (Cost $94,151,520)		$101,451,835

INVESTMENT COMPANIES - 0.03%
Investment Companies - 0.03%
SPDR Trust Series 1	500	45,960

TOTAL INVESTMENT COMPANIES (Cost $45,703)		$45,960

WARRANTS - 0.00%
Financial - 0.00%
Washington Mutual, Inc. (Expiration Date 04/14/2013, Strike Price USD 10.06) *	1,429	0

TOTAL WARRANTS (Cost $0)		$0

U.S. TREASURY OBLIGATIONS - 6.31%
U.S. Treasury Bonds - 4.37%
2.625% due 04/30/2016	950,000	918,531
4.25% due 05/15/2039	350,000	346,444
4.375% due 02/15/2038 ***	175,000	176,723
5.25% due 11/15/2028	400,000	449,750
5.50% due 08/15/2028	350,000	404,414
6.25% due 08/15/2023	300,000	365,438
7.25% due 08/15/2022	1,300,000	1,707,875
7.50% due 11/15/2016	725,000	924,772
8.75% due 05/15/2017 to 08/15/2020	1,625,000	2,277,312

		7,571,259

U.S. Treasury Notes - 1.94%
7.25% due 05/15/2016	1,130,000	1,416,296
3.125% due 08/31/2013	1,150,000	1,191,418
4.50% due 11/30/2011	710,000	764,415

		3,372,129

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,066,215)		$10,943,388

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.47%
Federal Home Loan Mortgage Corp. - 1.33%
4.50% due 10/01/2038	190,111	189,472
5.00% due 02/01/2038	892,177	908,557
5.125% due 10/18/2016	400,000	464,002
5.25% due 04/18/2016	300,000	332,104
5.50% due 10/01/2038	397,304	410,698

		2,304,833

Federal National Mortgage Association - 0.76%
4.50% TBA **	225,000	223,603
4.875% due 12/15/2016	200,000	227,531
5.50% due 02/01/2038	321,696	332,565
6.00% due 05/15/2011	500,000	543,433

		1,327,132

The accompanying notes are an integral part of the financial statements.

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)

		Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Government National Mortgage Association - 0.38%
5.00% due 04/15/2036 to 04/15/2038		$640,328	$654,513

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,200,124)			$4,286,478

FOREIGN GOVERNMENT OBLIGATIONS - 0.27%
Brazil - 0.27%
Federative Republic of Brazil
5.875% due 01/15/2019		200,000	202,300
10.00% due 01/01/2017	BRL	600,000	266,854

			469,154

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $430,045)			$469,154

CORPORATE BONDS - 10.24%
Basic Materials - 0.19%
Arcelormittal 6.125% due 06/01/2018		$170,000	148,750
Cytec Industries, Inc. 6.00% due 10/01/2015		50,000	44,090
International Paper Company 7.40% due 06/15/2014		120,000	119,455
Weyerhaeuser Company 6.75% due 03/15/2012		20,000	20,007

			332,302

Communications - 2.18%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		50,000	53,923
8.75% due 03/01/2031		60,000	73,129
AT&T, Inc.
5.50% due 02/01/2018		150,000	149,780
6.30% due 01/15/2038		300,000	289,876
British Telecommunications PLC
9.125% due 12/15/2010		30,000	31,862
9.625% due 12/15/2030		50,000	55,433
CBS Corp. 8.20% due 05/15/2014		95,000	97,418
Comcast Cable Communications 8.50% due 05/01/2027		50,000	52,183
Comcast Corp. 6.45% due 03/15/2037		300,000	295,662
Cox Communications, Inc.
5.45% due 12/15/2014		80,000	79,415
8.375% due 03/01/2039		80,000	89,199
Deutsche Telekom International Finance BV 8.75 due 06/15/2030		100,000	117,073
France Telecom SA 8.50% due 03/01/2031		100,000	128,433
News America Holdings, Inc. 9.25% due 02/01/2013		10,000	11,402
News America, Inc.
6.15% due 03/01/2037		75,000	63,610
7.28% due 06/30/2028		140,000	128,837
Rogers Communications, Inc. 6.80% due 08/15/2018		165,000	176,884
Rogers Wireless, Inc. 7.25% due 12/15/2012		$50,000	$53,724
Telecom Italia Capital SA
5.25% due 11/15/2013		175,000	171,603
6.00% due 09/30/2034		100,000	84,461
6.20% due 07/18/2011		50,000	51,760
Telefonica Europe BV 7.75% due 09/15/2010		140,000	147,683
Time Warner Cable, Inc.
5.85% due 05/01/2017		75,000	74,895
6.55% due 05/01/2037		40,000	38,354
6.75% due 07/01/2018		100,000	104,157
8.25% due 02/14/2014		50,000	56,045
Time Warner Companies, Inc. 9.125% due 01/15/2013		50,000	55,050
Time Warner, Inc. 7.625% due 04/15/2031		150,000	145,823
Verizon Communications, Inc.
5.55% due 02/15/2016		50,000	51,753
6.40% due 02/15/2038		50,000	48,949
8.75% due 11/01/2018		210,000	248,741
8.95% due 03/01/2039		25,000	31,570
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (g)		165,000	175,169
8.50% due 11/15/2018 (g)		35,000	41,828
Viacom, Inc.
5.75% due 04/30/2011		50,000	51,188
6.125% due 10/05/2017		30,000	29,155
6.25% due 04/30/2016		75,000	73,887
Vodafone Group PLC 5.45% due 06/10/2019		140,000	137,669

			3,767,583

Consumer, Cyclical - 0.14%
Continental Airlines, Inc., Series 974A 6.90% due 01/02/2018		48,212	41,944
CVS Caremark Corp. 6.125% due 08/15/2016		50,000	51,795
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/2012		50,000	51,777
Southwest Airlines Company, Series 07-1 6.15% due 08/01/2022		23,770	22,455
Staples, Inc. 9.75% due 01/15/2014		70,000	78,185

			246,156

Consumer, Non-cyclical - 1.63%
Altria Group, Inc.
9.70% due 11/10/2018		165,000	189,164
10.20% due 02/06/2039		25,000	29,539
AmerisourceBergen Corp. 5.875% due 09/15/2015		75,000	71,486
Amgen, Inc.
6.40% due 02/01/2039		40,000	42,546
6.90% due 06/01/2038		100,000	113,328
Anheuser-Busch InBev Worldwide, Inc. 7.75% due 01/15/2019 (g)		175,000	191,390
BAT International Finance PLC 9.50% due 11/15/2018 (g)		15,000	17,630

The accompanying notes are an integral part of the financial statements.

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Bottling Group LLC
5.125% due 01/15/2019	$45,000	$45,866
6.95% due 03/15/2014	40,000	45,623
Cargill, Inc. 5.60% due 09/15/2012 (g)	105,000	109,263
Coca-Cola Enterprises, Inc. 7.375% due 03/03/2014	145,000	165,865
Companhia de Bebidas das Americas 8.75% due 09/15/2013	60,000	68,400
Dr. Pepper Snapple Group, Inc. 6.82% due 05/01/2018	85,000	89,889
Express Scripts, Inc. 6.25% due 06/15/2014	60,000	63,486
General Mills, Inc.
5.20% due 03/17/2015	5,000	5,272
5.65% due 02/15/2019	25,000	26,129
Kellogg Company 4.45% due 05/30/2016	100,000	100,084
Kraft Foods, Inc.
6.75% due 02/19/2014	40,000	43,871
6.875% due 02/01/2038	70,000	74,046
Kroger Company
6.20% due 06/15/2012	50,000	53,444
6.75% due 04/15/2012	25,000	27,029
McKesson Corp. 7.50% due 02/15/2019	5,000	5,631
Merck & Company, Inc. 4.00% due 06/30/2015	125,000	127,199
Novartis Securities Investment, Ltd. 5.125% due 02/10/2019	45,000	46,039
PepsiCo, Inc. 7.90% due 11/01/2018	65,000	79,079
Pfizer, Inc. 6.20% due 03/15/2019	170,000	185,916
Philip Morris International, Inc. 5.65% due 05/16/2018	195,000	204,398
President and Fellows of Harvard College 5.625% due 10/01/2038	100,000	101,214
Princeton University 5.70% due 03/01/2039	40,000	40,054
Quest Diagnostics, Inc. 6.95% due 07/01/2037	100,000	100,491
Roche Holdings, Inc. 6.00% due 03/01/2019	150,000	159,942
SABMiller PLC 6.50% due 07/01/2016 (g)	100,000	99,772
UnitedHealth Group, Inc. 6.00% due 02/15/2018	75,000	71,979
WellPoint, Inc. 7.00% due 02/15/2019	30,000	31,013

		2,826,077
Energy - 0.47%
Burlington Resources Finance Company 7.40% due 12/01/2031	25,000	27,919
Canadian Natural Resources, Ltd. 4.90% due 12/01/2014	50,000	51,025
ConocoPhillips 4.60% due 01/15/2015	85,000	87,350
ConocoPhillips (continued) 5.90% due 05/15/2038	$70,000	$69,897
Kinder Morgan Energy Partners LP
6.50% due 02/01/2037	50,000	45,661
6.85% due 02/15/2020	100,000	102,501
Marathon Oil Corp. 6.50% due 02/15/2014	65,000	69,488
NGPL PipeCo LLC 6.514% due 12/15/2012 (g)	140,000	146,747
TransCanada Pipelines, Ltd. 7.625% due 01/15/2039	35,000	40,848
XTO Energy, Inc. 5.50% due 06/15/2018	175,000	175,361

		816,797

Financial - 3.98%
ACE Capital Trust II 9.70% due 04/01/2030	75,000	68,297
Aflac, Inc. 8.50% due 05/15/2019	65,000	69,455
American Express Company 7.25% due 05/20/2014	120,000	124,132
Bank of America Corp.
5.65% due 05/01/2018	415,000	366,707
5.75% due 12/01/2017	60,000	53,426
Bank of New York Mellon Corp. 4.30% due 05/15/2014	60,000	60,967
Barclays Bank PLC 6.75% due 05/22/2019	120,000	119,013
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	15,000	15,729
6.40% due 10/02/2017	115,000	115,204
6.95% due 08/10/2012	25,000	27,171
Capital One Financial Corp. 7.375% due 05/23/2014	20,000	20,624
Charles Schwab Corp. 4.95% due 06/01/2014	55,000	55,945
CIT Group, Inc. 7.625% due 11/30/2012	40,000	27,390
Citigroup, Inc.
5.50% due 08/27/2012	100,000	96,902
6.125% due 11/21/2017	75,000	65,757
6.50% due 08/19/2013	245,000	237,988
6.875% due 03/05/2038	50,000	44,158
Countrywide Financial Corp. 4.50% due 06/15/2010	20,000	19,800
Credit Suisse New York 6.00% due 02/15/2018	300,000	299,497
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/2010	50,000	50,993
General Electric Capital Corp.
4.80% due 05/01/2013	225,000	225,245
6.75% due 03/15/2032	90,000	80,794
General Electric Capital Corp., MTN 6.875% due 01/10/2039	15,000	13,502
Goldman Sachs Group, Inc.
6.00% due 05/01/2014	90,000	93,929
6.15% due 04/01/2018	245,000	238,526
6.25% due 09/01/2017	85,000	84,101

The accompanying notes are an integral part of the financial statements.

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Goldman Sachs Group, Inc. (continued)
6.75% due 10/01/2037	$180,000	$160,019
7.50% due 02/15/2019	35,000	37,477
HCP, Inc. 5.65% due 12/15/2013	130,000	118,359
HSBC Finance Corp. 4.75% due 07/15/2013	50,000	48,823
HSBC Holdings PLC 6.80% due 06/01/2038	300,000	301,489
HSBC Holdings PLC, EMTN 1.366% due 10/06/2016 (b)	150,000	130,753
International Lease Finance Corp. 5.625% due 09/15/2010	50,000	44,920
John Deere Capital Corp. 5.10% due 01/15/2013	70,000	72,775
JPMorgan Chase & Company
5.375% due 10/01/2012	50,000	52,364
6.00% due 01/15/2018	345,000	342,725
6.125% due 06/27/2017	100,000	98,804
6.40% due 05/15/2038	50,000	50,126
Lazard Group LLC 6.85% due 06/15/2017	135,000	124,019
Liberty Property LP 7.25% due 03/15/2011	30,000	29,992
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	110,000	105,219
5.45% due 02/05/2013	100,000	97,330
6.40% due 08/28/2017	55,000	48,689
MetLife, Inc. 5.00% due 06/15/2015	150,000	142,914
Metropolitan Life Global Funding I 5.125% due 04/10/2013 (g)	25,000	25,427
Morgan Stanley 5.30% due 03/01/2013	300,000	303,860
Morgan Stanley Dean Witter 6.60% due 04/01/2012	75,000	79,407
Morgan Stanley, MTN 6.00% due 04/28/2015	100,000	99,739
Principal Financial Group, Inc. 6.05% due 10/15/2036	175,000	135,919
Prudential Financial, Inc., MTN 5.15% due 01/15/2013	115,000	111,601
Realty Income Corp. 6.75% due 08/15/2019	130,000	117,117
Royal Bank of Scotland Group PLC 6.375% due 02/01/2011	125,000	125,554
Simon Property Group LP, REIT
5.30% due 05/30/2013	45,000	43,514
5.60% due 09/01/2011	110,000	111,253
6.75% due 05/15/2014	120,000	120,576
UFJ Finance Aruba AEC 6.75% due 07/15/2013	100,000	103,544
United Dominion Realty Trust, Inc. 6.05% due 06/01/2013	30,000	29,130
Unitrin, Inc. 6.00% due 05/15/2017	25,000	17,410
Wachovia Corp. 5.75% due 06/15/2017	180,000	177,581
Wachovia Corp., MTN 5.50% due 05/01/2013	$195,000	$201,436
WEA Finance LLC
7.125% due 04/15/2018 (g)	75,000	69,610
7.50% due 06/02/2014 (g)	100,000	99,153
Wells Fargo & Company 4.95% due 10/16/2013	240,000	239,016

		6,892,896

Industrial - 0.11%
General Electric Company 5.25% due 12/06/2017	195,000	191,499

Technology - 0.16%
International Business Machines Corp. 5.70% due 09/14/2017	100,000	106,166
Oracle Corp. 6.125% due 07/08/2039	125,000	125,000
Xerox Corp. 6.35% due 05/15/2018	50,000	44,625

		275,791

Utilities - 1.38%
Carolina Power & Light Company
5.30% due 01/15/2019	55,000	57,420
6.50% due 07/15/2012	40,000	43,569
CenterPoint Energy Houston Electric LLC, Series U 7.00% due 03/01/2014	45,000	48,579
CenterPoint Energy Transition Bond Company LLC, Series A-2 4.97% due 08/01/2014	48,922	51,093
CenterPoint Energy Transition Bond Company LLC, Series A-4 5.17% due 08/01/2019	26,000	27,138
CenterPoint Energy, Inc. 6.50% due 05/01/2018	70,000	62,536
Commonwealth Edison Company 5.95% due 08/15/2016	150,000	155,964
Dominion Resources, Inc. 6.40% due 06/15/2018	70,000	73,889
Duke Energy Corp. 5.65% due 06/15/2013	45,000	47,166
Electricite de France SA 6.95% due 01/26/2039	75,000	84,203
Enel Finance International SA 6.80% due 09/15/2037 (g)	175,000	181,423
Georgia Power Company 5.25% due 12/15/2015	165,000	171,652
Midamerican Energy Company, MTN 5.125% due 01/15/2013	100,000	103,803
NiSource Finance Corp. 6.40% due 03/15/2018	75,000	68,812
Northern States Power Company 6.25% due 06/01/2036	35,000	38,332
Ohio Edison Company 6.875% due 07/15/2036	60,000	60,455
Oncor Electric Delivery Company 7.50% due 09/01/2038	45,000	50,761
Potomac Electric Power Company 6.50% due 11/15/2037	125,000	130,600

The accompanying notes are an integral part of the financial statements.

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PPL Electric Utilities Corp. 6.25% due 05/15/2039	$20,000	$21,083
Public Service Company of Colorado 5.125% due 06/01/2019	165,000	169,560
San Diego Gas & Electric Company 6.00% due 06/01/2039	35,000	37,214
Sempra Energy 6.50% due 06/01/2016	115,000	120,042
Southern California Edison Company 6.00% due 01/15/2034	150,000	159,129
Taqa Abu Dhabi National Energy Company 6.50% due 10/27/2036 (g)	150,000	127,141
Union Electric Company
6.40% due 06/15/2017	75,000	77,008
6.70% due 02/01/2019	75,000	78,382
Virginia Electric and Power Company 8.875% due 11/15/2038	100,000	134,025
Wisconsin Energy Corp. 6.20% due 04/01/2033	15,000	15,544

		2,396,523

TOTAL CORPORATE BONDS (Cost $17,181,570)		$17,745,624

MUNICIPAL BONDS - 0.15%
Illinois - 0.05%
Illinois State Toll Highway Authority 6.184% due 01/01/2034	95,000	97,207
New Jersey - 0.07%
New Jersey State Turnpike Authority 7.414% due 01/01/2040	100,000	118,568
New York - 0.03%
Port Authority of New York & New Jersey 6.04% due 12/01/2029	45,000	46,225

TOTAL MUNICIPAL BONDS (Cost $242,800)		$262,000

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.23%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A5 4.857% due 07/10/2043 (b)	260,000	223,011
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4 5.9287% due 05/10/2045 (b)	175,000	145,944
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.3513% due 09/10/2047 (b)	185,000	160,737
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A4 5.6228% due 03/11/2039 (b)	225,000	193,159
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6 4.75% due 02/13/2046	75,000	65,250
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A 4.871% due 09/11/2042	250,000	212,173
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 5.471% due 01/12/2045 (b)	300,000	249,190
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4 5.903% due 09/11/2038 (b)	$255,000	$221,767
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4 5.54% due 09/11/2041	245,000	203,178
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% due 06/11/2050	140,000	114,660
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4 5.742% due 09/11/2042	195,000	160,915
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4 5.9609% due 06/10/2046 (b)	249,000	210,764
Crown Castle Towers LLC, Series 2005-1A, Class B 4.878% due 06/15/2035 (g)	25,000	24,250
Greenwich Capital Commercial Funding Corp, Series 2004-GG1, Class A7 5.317% due 06/10/2036	70,000	64,674
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4 6.0653% due 04/15/2045 (b)	250,000	212,191
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4 4.918% due 10/15/2042 (b)	175,000	148,796
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3 5.866% due 09/15/2045 (b)	195,000	149,164
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4 6.0799% due 06/15/2038 (b)	160,000	133,963
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 5.8399% due 05/12/2039 (b)	100,000	81,416
Morgan Stanley Capital I, Inc., Series 2005-T17, Class A5 4.78% due 12/13/2041	85,000	73,728
Morgan Stanley Capital I, Series 2005-T19, Class A4A 4.89% due 06/12/2047	250,000	219,181
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% due 12/15/2043	140,000	104,695
Morgan Stanley Capital I, Series 2006-T21, Class A4 5.162% due 10/12/2052	100,000	84,767
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.4579% due 01/11/2043 (b)	30,000	25,904
Morgan Stanley Dean Witter Capital I, Series 2001, Class A4 6.39% due 06/15/2011	79,554	80,803
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4 6.66% due 02/15/2033	62,776	63,687
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/2030	7,156	7,164
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2 4.493% due 02/11/2036	70,000	66,045

The accompanying notes are an integral part of the financial statements.

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4 4.935% due 04/15/2042	$100,000	$85,408
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7 5.118% due 07/15/2042 (b)	85,000	71,622

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,933,863)		$3,858,206

ASSET BACKED SECURITIES - 0.13%
Capital Auto Receivables Asset Trust, Series 2006-2, Class A3A 4.98% due 05/15/2011	8,152	8,281
Chase Issuance Trust, Series 2005-A4, Class A4 4.23% due 01/15/2013	64,000	65,438
Peco Energy Transition Trust, Series 2000-A, Class A4 7.65% due 03/01/2010	75,000	75,854
USAA Auto Owner Trust, Series 2006-4, Class A4 4.98% due 10/15/2012	69,000	71,417

TOTAL ASSET BACKED SECURITIES (Cost $217,706)		$220,990

SHORT TERM INVESTMENTS - 2.26%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$391,880	$3,923,030

TOTAL SHORT TERM INVESTMENTS (Cost $3,921,909)		$3,923,030

REPURCHASE AGREEMENTS - 23.45%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $40,645,011 on 07/01/2009, collateralized by $38,975,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $41,459,656, including interest)	$40,645,000	$40,645,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,645,000)		$40,645,000

Total Investments (Core Allocation Plus Trust) (Cost $176,036,455) - 106.07%		$183,851,665
Other assets and liabilities, net - (6.07)%		(10,515,725)

TOTAL NET ASSETS - 100.00%		$173,335,940

Core Balanced Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.07%
Intermediate Bond - 14.01%
Total Bond Market A (Declaration)	133,554	$1,785,617
International Large Cap - 5.21%
International Index (MFC Global U.S.A.)	47,852	663,229
Investment Companies - 60.04%
Balanced (T. Rowe Price)	588,665	$7,652,643
U.S. Large Cap - 16.81%
500 Index (MFC Global U.S.A.) (h)	269,527	2,142,740
U.S. Mid Cap - 2.00%
Mid Cap Index (MFC Global U.S.A.)	22,514	255,088
U.S. Small Cap - 2.00%
Small Cap Index (MFC Global U.S.A.)	28,062	255,088

TOTAL INVESTMENT COMPANIES (Cost $12,650,796)		$12,754,405

Total Investments (Core Balanced Trust) (Cost $12,650,796) - 100.07%		$12,754,405
Other assets and liabilities, net - (0.07)%		(8,521)

TOTAL NET ASSETS - 100.00%		$12,745,884

Core Disciplined Diversification Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.06%
Intermediate Bond - 12.31%
Total Bond Market A (Declaration)	139,173	$1,860,738
International Large Cap - 15.81%
International Index (MFC Global U.S.A.)	172,454	2,390,217
Investment Companies - 60.03%
Disciplined Diversification (DFA)	940,598	9,076,771
U.S. Large Cap - 8.91%
500 Index (MFC Global U.S.A.) (h)	169,357	1,346,388
U.S. Mid Cap - 1.60%
Mid Cap Index (MFC Global U.S.A.)	21,363	242,047
U.S. Small Cap - 1.40%
Small Cap Index (MFC Global U.S.A.)	23,299	211,791

TOTAL INVESTMENT COMPANIES (Cost $14,974,520)		$15,127,952

Total Investments (Core Disciplined Diversification Trust) (Cost $14,974,520) - 100.06%		$15,127,952
Other assets and liabilities, net - (0.06)%		(8,509)

TOTAL NET ASSETS - 100.00%		$15,119,443

Core Fundamental Holdings Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.03%
American Funds Insurance Series - 60.02%
American U.S. Government Fund - Class 1	516,243	$6,298,164
Intermediate Bond - 16.00%
Total Bond Market A (Declaration) *	314,045	4,198,776
International Large Cap - 5.20%
International Index (MFC Global U.S.A.) *	98,456	1,364,602

The accompanying notes are an integral part of the financial statements.

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Fundamental Holdings Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
U.S. Large Cap - 18.81%
500 Index (MFC Global U.S.A.) (h)	620,574	$4,933,562

INVESTMENT COMPANIES - 100.03%
American Funds Insurance Series - 60.02%
American Growth Trust - Class 1	97,914	3,700,172
American Growth-Income Fund - Class 1	141,932	3,700,172
American International Fund - Class 1	146,417	2,046,903

		15,745,411

TOTAL INVESTMENT COMPANIES (Cost $26,237,413)		$26,242,351

Total Investments (Core Fundamental Holdings Trust) (Cost $26,237,413) - 100.03%		$26,242,351
Other assets and liabilities, net - (0.03)%		(8,460)

TOTAL NET ASSETS - 100.00%		$26,233,891

Core Global Diversification Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.04%
American Funds Insurance Series - 60.02%
American U.S. Government Fund - Class 1	336,489	$4,105,167
Intermediate Bond - 14.01%
Total Bond Market A (Declaration)	204,695	2,736,778
International Large Cap - 18.01%
International Index (MFC Global U.S.A.)	253,876	3,518,714
U.S. Large Cap - 8.00%
500 Index (MFC Global U.S.A.) (h)	196,714	1,563,873

INVESTMENT COMPANIES - 100.04%
American Funds Insurance Series - 60.02%
American Global Growth Fund - Class 1	295,628	4,691,620
American International Fund - Class 1	209,747	2,932,262

		11,729,049

TOTAL INVESTMENT COMPANIES (Cost $19,488,828)		$19,548,414

Total Investments (Core Global Diversification Trust) (Cost $19,488,828) - 100.04%		$19,548,414
Other assets and liabilities, net - (0.04)%		(8,323)

TOTAL NET ASSETS - 100.00%		$19,540,091

Disciplined Diversification Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 69.32%
Basic Materials - 4.68%
A. Schulman, Inc.	500	$7,555
Acerinox SA	1,123	20,784
Acos Villares SA	14,000	4,858
Adeka Corp.	1,400	13,364
African Rainbow Minerals, Ltd.	987	$16,650
Agnico-Eagle Mines, Ltd.	700	36,873
Agrium, Inc.	1,000	39,935
Aica Kogyo Company, Ltd.	1,100	10,738
Air Liquide	1,026	93,951
Air Products & Chemicals, Inc.	1,800	116,262
Air Water, Inc.	1,000	10,892
Airgas, Inc.	1,400	56,742
AK Steel Holding Corp.	1,800	34,542
Akzo Nobel NV	1,608	70,760
Alamos Gold, Inc. *	1,600	13,151
Albemarle Corp.	1,400	35,798
Alcoa, Inc.	13,400	138,422
Allegheny Technologies, Inc.	1,700	59,381
Alumina, Ltd.	1,000	4,600
Alumina, Ltd.	18,167	20,852
Aluminum Corp. China, Ltd., ADR	1,300	30,342
AMCOL International Corp.	500	10,790
American Vanguard Corp.	200	2,260
Aneka Tambang Tbk PT	15,000	2,947
Angang New Steel Company, Ltd., Class H	10,000	16,500
Anglo American PLC	5,183	151,244
Anglo Platinum, Ltd.	276	19,570
AngloGold Ashanti, Ltd., SADR	1,100	40,293
Antofagasta PLC	2,944	28,588
Aquila Resources, Ltd. *	655	3,015
Aracruz Celulose SA, SADR * (a)	300	4,452
ArcelorMittal	4,962	162,960
Arch Chemicals, Inc.	200	4,918
Arkema	378	8,882
Asahi Kasei Corp.	10,000	50,673
Ashland, Inc.	1,400	39,270
Balchem Corp.	100	2,452
Barrick Gold Corp.	3,200	107,708
BASF SE	3,238	129,152
Batu Kawan BHD	3,200	8,043
Bayer AG	2,339	125,595
BHP Billiton PLC	3,800	172,748
BHP Billiton, Ltd., SADR (a)	5,700	311,961
Billerud Aktibolag AB *	300	1,459
Biogen Idec, Inc. *	2,500	112,875
Bluescope Steel, Ltd.	14,114	28,548
Boliden AB	3,964	30,058
Braskem SA, SADR * (a)	800	5,888
Brush Engineered Materials, Inc. *	700	11,725
Buckeye Technologies, Inc. *	300	1,347
Cabot Corp.	900	11,322
Cameco Corp.	1,800	46,178
Canfor Corp. *	2,100	9,027
CAP SA	1,176	29,111
Capstone Mining Corp. *	4,700	10,385
Carpenter Technology Corp.	800	16,648
Cascades, Inc.	500	1,990
Celanese Corp., Series A	1,500	35,625
Centamin Egypt, Ltd. *	12,582	18,222
Century Aluminum Company *	200	1,246

The accompanying notes are an integral part of the financial statements.

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
CF Industries Holdings, Inc.	100	$7,414
China BlueChemical, Ltd.	18,000	9,504
China Molybdenum Company, Ltd. (g)	18,000	12,916
China Petrochemical Development Corp. *	10,600	3,266
China Steel Corp.	53,390	45,718
Chung Hung Steel Corp.	8,743	3,253
Cia Minera Autlan SAB de CV	400	753
Ciech SA	414	3,460
Clariant AG *	3,320	20,968
Cliffs Natural Resources, Inc.	2,300	56,281
Companhia Siderurgica Nacional SA, SADR	2,000	44,700
Compass Minerals International, Inc.	600	32,946
Croda International PLC	768	6,761
Crystallex International Corp. *	1,900	425
Cytec Industries, Inc.	800	14,896
D.S. Smith PLC	3,814	4,181
Daicel Chemical Industries, Ltd.	2,000	12,088
Daido Steel Company, Ltd.	4,000	16,317
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	2,566
Daio Paper Corp.	1,000	8,746
DC Chemical Company, Ltd.	89	14,907
Deltic Timber Corp.	100	3,547
Denison Mines Corp. *	7,400	12,279
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	13,834
Dominion Mining, Ltd.	2,200	8,199
Dongkuk Steel Mill Company, Ltd.	690	13,904
Dow Chemical Company	4,376	70,629
Dowa Mining Company, Ltd.	2,000	8,289
Drdgold, Ltd.	8,960	6,954
Dundee Precious Metals, Inc. *	400	602
E.I. Du Pont de Nemours & Company	7,700	197,274
Earth Chemical Company, Ltd. *	300	8,009
Eastman Chemical Company	1,300	49,270
Ecolab, Inc.	2,044	79,696
EID Parry India, Ltd.	1,000	5,507
Eldorado Gold Corp. *	2,700	24,327
Elementis PLC	3,596	1,627
Eli Lilly & Company	9,800	339,472
Empresas CMPC SA	1,092	28,469
EMS-Chemie Holding AG	77	7,311
Equinox Minerals, Ltd. *	2,200	5,050
Eramet	54	14,170
Eregli Demir ve Celik Fabrikalari TAS *	6,661	19,069
European Goldfields, Ltd. *	900	2,631
Ferro Corp.	100	275
Fertilizantes Heringer SA *	1,600	6,549
Filtrona PLC	4,504	9,065
First Quantum Minerals, Ltd.	1,000	48,360
FMC Corp.	800	37,840
FNX Mining Company, Inc. *	400	2,762
Formosa Chemicals & Fibre Corp. *	13,000	19,501
Formosa Plastic Corp.	21,000	37,341
Fortescue Metals Group, Ltd. *	6,361	19,288
Franco-Nevada Corp.	800	19,231
Freeport-McMoRan Copper & Gold, Inc.,
Class B	3,500	175,385
Gammon Gold, Inc. *	1,200	$7,944
Gem Diamonds, Ltd. *	504	1,278
Gerdau Ameristeel Corp.	1,300	8,964
Gerdau SA, SADR	4,500	47,115
Gibraltar Industries, Inc.	200	1,374
Givaudan AG	61	37,367
Godo Steel, Ltd.	3,000	8,936
Gold Fields, Ltd., SADR	3,300	39,765
Goldcorp, Inc.	2,969	103,200
Golden Star Resources, Ltd. *	1,500	3,095
Great Basin Gold, Ltd. *	5,000	6,835
Grupo Empresarial Ence SA *	533	1,421
Grupo Mexico SA	27,680	30,269
Gunns, Ltd.	9,233	7,951
Gurit Heberlein AG	16	7,372
H.B. Fuller Company	600	11,262
Hanwha Chemical Corp.	1,330	10,828
Harmony Gold Mining Company, Ltd., SADR *	1,600	16,512
Harry Winston Diamond Corp.	200	1,192
Hecla Mining Company *	3,200	8,576
Hindalco Industries, Ltd.	6,590	11,831
Hitachi Chemical, Ltd.	1,000	16,072
Hitachi Metals, Ltd.	1,000	8,440
Hochschild Mining PLC	2,602	11,891
Holmen AB, Series B	626	13,676
Honam Petrochemical Corp.	201	12,048
Horsehead Holding Corp. *	700	5,215
Huchems Fine Chemical Corp.	130	2,716
HudBay Minerals, Inc. *	800	5,282
Hunan Non Ferrous Metal Corp., Ltd. *	12,000	2,922
Hyundai Steel Company	533	24,535
IAMGOLD Corp.	3,700	37,472
ICL Israel Chemicals, Ltd.	1,847	18,181
Iluka Resources, Ltd. *	6,108	14,023
Impala Platinum Holdings, Ltd.	2,110	46,730
Incitec Pivot, Ltd.	14,428	27,455
Industrias Penoles SA de CV *	915	14,800
Innophos Holdings, Inc.	100	1,689
International Flavors & Fragrances, Inc.	900	29,448
International Nickel Indonesia Tbk PT *	24,000	9,671
International Paper Company	7,900	119,527
IRPC PCL	74,400	7,075
Ivanhoe Mines, Ltd. *	2,800	15,527
JFE Holdings, Inc.	2,200	73,481
Jindal Steel & Power, Ltd.	689	36,002
Johnson Matthey PLC	1,725	32,754
JSR Corp.	1,300	22,154
JSW Steel, Ltd.	1,782	22,805
K&S AG	782	44,051
Kagara Zinc, Ltd. *	15,000	8,081
Kaiser Aluminum Corp.	600	21,546
Kaneka Corp.	3,000	21,226
Kansai Paint Company, Ltd.	2,000	14,319
Kazakhmys PLC	3,989	41,581
KCC Corp.	56	16,513
Kemira Oyj (a)	1,294	12,410

The accompanying notes are an integral part of the financial statements.

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
KGHM Polska Miedz SA	956	$24,521
Kimberly-Clark de Mexico SA de CV	5,700	21,751
Kingboard Chemical Holdings, Ltd.	4,500	11,232
Kinross Gold Corp.	4,300	78,373
Kirkland Lake Gold, Inc. *	1,000	8,339
KISCO Corp.	35	1,530
Kloeckner & Company SE *	166	3,544
Kobe Steel Company, Ltd.	24,000	44,353
Koninklijke DSM NV	1,386	43,426
Korea Iron & Steel Company, Ltd.	10	499
Korea Zinc Company, Ltd.	68	7,349
Kronos Worldwide, Inc. (a)	1,600	10,640
Kuala Lumpur Kepong BHD	1,000	3,375
Kumba Iron Ore, Ltd.	515	12,109
Kumba Resources, Ltd.	1,225	12,048
La Seda de Barcelona SA	1,841	852
Landec Corp. *	300	2,037
Lanxess AG	1,062	26,345
Lee & Man Paper Manufacturing, Ltd.	8,400	8,335
Lee Chang Yung Chemical Industries, Corp.	10,000	8,610
LG Chem, Ltd.	208	22,682
LG Hausys, Ltd. *	28	2,535
Lihir Gold, Ltd. *	17,151	39,955
Lintec Corp.	200	3,457
Lonmin PLC, ADR	1,319	25,550
Lonza Group AG	368	36,548
Louisiana-Pacific Corp. *	1,100	3,762
Lubrizol Corp.	1,200	56,772
Lundin Mining Corp. *	1,400	4,032
Maanshan Iron & Steel Company, Ltd. *	22,000	13,778
Major Drilling Group International	100	1,570
Makhteshim-Agam Industries, Ltd.	2,892	14,257
Mayr-Melnhof Karton AG	150	12,653
MeadWestvaco Corp.	3,100	50,871
Methanex Corp.	800	9,705
Metorex, Ltd. *	1,710	666
Migao Corp. *	1,300	8,606
Minerals Technologies, Inc.	400	14,408
Mitsubishi Chemical Holdings Corp., ADR	6,000	25,312
Mitsubishi Gas & Chemicals Company, Inc.	3,000	16,315
Mitsubishi Materials Corp.	9,000	27,968
Mitsubishi Paper Mills, Ltd.	2,000	2,788
Mitsui Chemicals, Inc.	6,000	19,111
Mitsui Mining & Smelting Company, Ltd.	7,000	18,005
Mittal Steel South Africa, Ltd.	944	11,714
MMX Mineracao e Metalicos SA *	300	958
Mondi Packaging Paper Swiecie SA *	494	7,477
Mondi PLC	3,915	13,337
Mondi, Ltd.	1,967	8,683
Monsanto Company	4,600	341,964
Mount Gibson Iron, Ltd. *	1,612	1,160
M-real Oyj, Series B *	5,400	4,052
Murchison Metals, Ltd. *	11,474	15,452
Mytilineos Holdings SA	1,928	15,545
Nan Ya Plastics Corp.	29,000	37,517
Newcrest Mining, Ltd.	1,837	45,014
Newmarket Corp.	300	$20,199
Newmont Mining Corp.	2,100	85,827
Nihon Parkerizing Company, Ltd.	1,000	10,556
Nine Dragons Paper Holdings, Ltd.	16,000	10,551
Nippon Light Metal Company, Ltd.	3,000	3,401
Nippon Paint Company, Ltd.	2,000	10,281
Nippon Paper Group, Inc.	800	20,668
Nippon Steel Corp.	22,000	83,903
Nippon Yakin Kogyo Company, Ltd.	500	2,402
Nissan Chemical Industries, Ltd.	1,000	11,224
Nisshin Steel Company	7,000	15,570
Nitto Denko Corp.	1,200	36,362
Nl Industries, Inc.	400	2,952
NOF Corp.	1,000	4,025
Norske Skogindustrier ASA *	3,500	5,148
North American Palladium, Ltd. *	200	488
Northam Platinum, Ltd.	2,901	11,311
Northgate Minerals Corp. *	1,600	3,398
Nova Chemicals Corp.	600	3,570
Nucor Corp.	3,500	155,505
Nufarm, Ltd.	1,661	12,222
Oji Paper Company, Ltd.	6,000	25,752
Olin Corp.	1,500	17,835
Olympic Steel, Inc.	100	2,447
OM Group, Inc. *	600	17,412
Omnova Solutions, Inc. *	1,900	6,194
OneSteel, Ltd.	9,891	20,403
Oriental Union Chemical Corp.	16,000	9,015
Osisko Mining Corp. *	2,300	12,952
Outokumpu Oyj	2,481	42,969
Oxiana, Ltd.	17,837	13,213
P.H. Glatfelter Company	800	7,120
Pacific Metals Company, Ltd.	2,000	15,370
Palabora Mining Company, Ltd.	99	959
Paladin Resources, Ltd. *	4,522	17,805
Pan American Silver Corp. *	600	11,127
Pan Australian Resources, Ltd. *	5,474	1,567
Papeles y Cartones de Europa SA	1,868	7,200
Papeles y Cartones de Europa SA *	155	596
PaperlinX, Ltd.	2,943	1,005
Parkson Holdings BHD	5,600	8,099
Penford Corp.	100	579
Peter Hambro Mining PLC	879	8,851
PolyOne Corp. *	600	1,626
Portucel - Empresa Produtora de Pasta e
Papel SA	3,115	7,637
POSCO, SADR (a)	1,300	107,471
Potash Corp. of Saskatchewan, Inc.	1,101	102,694
PPG Industries, Inc.	1,500	65,850
Praxair, Inc.	2,600	184,782
Precious Woods Holding AG *	138	4,826
PTT Chemical PCL	7,500	11,502
Quadra Mining, Ltd. *	300	2,252
Quaker Chemical Corp.	100	1,329
Rautaruukki Oyj	824	16,479
Red Back Mining, Inc. *	1,900	16,564

The accompanying notes are an integral part of the financial statements.

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Reliance Steel & Aluminum Company	1,300	$49,907
Rengo Company, Ltd.	2,000	12,864
Rhodia SA *	508	3,839
Rio Tinto PLC, SADR	1,300	213,031
Rio Tinto, Ltd. *	991	41,684
Rio Tinto, Ltd.	1,889	79,059
Rock-Tenn Company, Class A	600	22,896
Rockwood Holdings, Inc. *	1,200	17,568
Royal Gold, Inc.	300	12,510
RPM International, Inc.	2,000	28,080
RTI International Metals, Inc. *	400	7,068
Russel Metals, Inc.	1,100	14,242
Sakai Chemical Industry Company, Ltd.	1,000	4,026
Sally Malay Mining, Ltd.	4,562	8,256
Salzgitter AG	344	30,244
Samsung Fine Chemicals Company, Ltd.	232	9,619
Samuel Manu-Tech, Inc.	100	285
Sanyo Chemical Industries, Ltd.	1,000	5,065
Sanyo Special Steel Company, Ltd.	1,000	3,794
Sappi, Ltd., SADR *	3,600	10,764
Schnitzer Steel Industries, Inc.	400	21,144
Schweitzer Mauduit International, Inc.	300	8,163
Seah Besteel Corp.	440	5,816
Semafo, Inc. *	1,800	3,265
Sensient Technologies Corp.	900	20,313
Sesa Goa, Ltd.	4,934	18,716
SGL Carbon AG *	828	25,647
Sherritt International Corp.	3,300	14,867
Shin-Etsu Chemical Company, Ltd.	1,800	83,133
Shore Gold, Inc. *	1,200	485
Shougang Concord International Enterprises
Company, Ltd.	12,000	2,003
Showa Denko K.K.	13,000	23,199
Sigma-Aldrich Corp.	1,300	64,428
Silver Standard Resources, Inc. *	600	11,436
Silver Wheaton Corp. *	2,100	17,441
Silvercorp Metals, Inc.	500	1,745
Sinofert Holdings, Ltd.	34,000	16,951
Sino-Forest Corp. *	1,200	12,793
Sinopec Shanghai Petrochemical Company, Ltd.,
SADR *	300	10,341
SK Chemicals Company, Ltd.	404	16,608
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares (a)	600	21,714
Solvay SA	418	35,267
Southern Copper Corp.	7,200	147,168
SSAB Svenskt Stal AB, Series A (a)	2,120	24,680
St. Barbara, Ltd. *	28,674	5,303
Steel Dynamics, Inc.	3,300	48,609
Stepan Company	100	4,416
Stillwater Mining Company *	2,500	14,275
Stora Enso Oyj, Series R *	4,914	25,932
Straits Resources, Ltd. *	839	1,418
Sumitomo Bakelite Company, Ltd.	3,000	15,052
Sumitomo Chemical Company, Ltd.	7,645	34,267
Sumitomo Metal Industries, Ltd.	14,000	36,974
Sumitomo Metal Mining Company, Ltd.	2,000	28,124
Superb Summit International Timber
Company, Ltd. *	890,000	$7,458
Suzano Papel e Celulose SA *	2,200	17,021
Svenska Cellulosa AB, B Shares	4,426	46,576
Symrise AG	1,131	16,738
Symyx Technologies, Inc. *	1,200	7,020
Syngenta AG, ADR	2,500	116,300
Taekwang Industrial Company, Ltd.	5	2,514
Taiwan Fertilizer Company, Ltd.	7,000	20,684
Taiyo Nippon Sanso Corp.	1,000	9,513
Takasago International Corp.	1,000	5,407
Tanzanian Royalty Exploration Corp. *	1,900	5,505
Taseko Mines, Ltd. *	900	1,540
Tata Steel, Ltd.	654	5,312
Teck Cominco, Ltd. *	5,700	90,904
Temple-Inland, Inc.	2,100	27,552
Tenaris SA, ADR	1,200	32,448
Terra Industries, Inc.	400	9,688
Tessenderlo Chemie NV	203	6,461
The Mosaic Company	3,800	168,340
The Sherwin-Williams Company	600	32,250
Thompson Creek Metals Company, Inc. *	400	4,092
Thyssen Krupp AG	2,243	55,884
Timah Tbk PT	63,500	12,491
Timminco, Ltd. *	300	317
Titanium Metals Corp.	3,800	34,922
Tokai Carbon Company, Ltd.	2,000	10,409
Tokuyama Corp.	2,000	14,612
Tokyo Steel Manufacturing Company, Ltd.	900	10,910
Ton Yi Industrial Corp.	10,000	3,944
Tosoh Corp.	5,000	14,108
Tubos Reunidos SA	599	1,664
Tung Ho Steel Enterprise Corp.	3,000	2,848
Ube Industries, Ltd.	9,000	25,088
Uex Corp. *	800	887
Ultrapar Participacoes SA, ADR	300	9,489
Ultrapar Participacoes SA	200	6,342
Umicore	1,240	28,243
Union Tool Company, Ltd.	100	2,610
United Phosphorus, Ltd.	3,143	9,431
United States Lime & Minerals, Inc. * (a)	100	4,242
United States Steel Corp.	1,800	64,332
Universal Stainless & Alloy Products, Inc. *	100	1,627
UPC Technology Corp.	17,000	7,177
UPM-Kymmene Oyj	4,866	42,409
Uranium Energy Corp. *	2,300	6,670
Uranium One, Inc. *	7,500	17,216
USEC, Inc. * (a)	2,500	13,300
Usinas Siderurgicas de Minas Gerais SA	700	14,807
Vale SA, SADR	8,900	136,615
Vale SA	8,000	141,040
Valhi, Inc.	1,500	11,145
Valspar Corp.	1,700	38,301
Vedanta Resources PLC (a)	2,251	47,913
Victrex PLC	1,412	13,132
Voestalpine AG	1,126	30,893

The accompanying notes are an integral part of the financial statements.

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Votorantim Celulose e Papel SA, SADR *	1,800	$19,278
W.R. Grace & Company *	1,100	13,607
Wacker Chemie AG	99	11,403
Wausau-Mosinee Paper Corp.	400	2,688
West Fraser Timber Company, Ltd. *	300	6,046
Westlake Chemical Corp.	1,500	30,585
Weyerhaeuser Company	2,400	73,032
Xstrata PLC	8,586	94,694
Yamana Gold, Inc.	5,300	47,115
Yamato Kogyo Company, Ltd.	300	8,794
Yara International ASA	660	18,483
Young Poong Corp.	8	2,873
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	26,000	7,826
Zaklady Azotowe Pulawy SA	263	6,552
Zhaojin Mining Industry Company, Ltd.	6,000	9,712
Zijin Mining Group, Ltd.	26,000	23,451
Zoltek Companies, Inc. * (a)	1,300	12,636

		11,212,416

Communications - 6.40%
3Com Corp. *	7,700	36,267
Acacia Research - Acacia Technologies *	1,300	10,231
Acme Packet, Inc. *	1,900	19,228
Adaptec, Inc. *	1,500	3,975
ADC Telecommunications, Inc. *	800	6,368
ADTRAN, Inc.	1,000	21,470
Advanced Info Service PCL	4,500	11,953
Aegis Group PLC	13,519	20,520
Airvana, Inc. *	400	2,548
Akamai Technologies, Inc. *	2,219	42,560
Alaska Communications Systems Group, Inc.	100	732
Alcatel-Lucent, SADR *	1,300	3,224
Alcatel-Lucent *	18,207	45,878
Alma Media Oyj	1,123	7,662
Amazon.com, Inc. *	3,600	301,176
Amdocs, Ltd. *	3,700	79,365
America Movil SAB de CV, Series L, ADR	3,400	131,648
American Tower Corp., Class A *	3,365	106,098
Anixter International, Inc. *	500	18,795
APN News & Media, Ltd.	2,128	2,519
Applied Signal Technology, Inc.	400	10,204
Ariba, Inc. *	1,100	10,824
Arris Group, Inc. *	2,300	27,968
Art Technology Group, Inc. *	2,000	7,600
Aruba Networks, Inc. *	1,300	11,362
ASATSU-DK, Inc.	200	4,518
Asia Satellite Telecom Holdings Company, Ltd.	7,000	7,986
Astral Media, Inc.	600	15,341
AT&T, Inc.	34,650	860,706
Atheros Communications, Inc. *	900	17,316
Atlantic Tele-Network, Inc.	200	7,858
Avocent Corp. *	1,100	15,356
Axel Springer AG *	80	7,925
Axtel SAB de CV, ADR *	14,800	8,036
B2W Companhia Global Do Varejo	300	5,682
BCE, Inc.	1,917	39,555
Belgacom SA	976	$31,202
Belo Corp., Class A	600	1,074
Bezek Israeli Telecommunications Corp., Ltd.	7,082	13,068
Bharti Telecom, Ltd. *	2,582	43,393
BigBand Networks, Inc. *	1,300	6,721
Black Box Corp.	200	6,694
Blue Coat Systems, Inc. *	400	6,616
British Sky Broadcasting Group PLC, ADR	1,300	39,026
BT Group PLC	4,200	70,560
Cable & Wireless PLC	22,913	50,287
Cablevision Systems Corp., Class A	2,700	52,407
Caltagirone Editore SpA	265	641
Carso Global Telecom SAB de CV *	3,100	11,465
Cbeyond Communications, Inc. *	400	5,740
CBS Corp., Class B	700	4,844
Cellcom Israel, Ltd.	473	12,600
Centennial Communications Corp., Class A *	1,200	10,032
CenturyTel, Inc.	1,800	55,260
Cheil Communications, Inc.	50	9,180
China Communications Services Corp., Ltd., Class H	28,000	17,235
China Mobile, Ltd., SADR (a)	4,900	245,392
China Mobile, Ltd.	1,500	15,041
China Telecom Corp., Ltd. ADR	800	39,808
China Unicom, Ltd., ADR	5,203	69,408
Chordiant Software, Inc. *	2,100	7,623
Chunghwa Telecom Company, Ltd., ADR *	2,191	43,448
Ciena Corp. *	1,300	13,455
Cincinnati Bell, Inc. *	4,100	11,644
CIR-Compagnie Industriali Riunite SpA *	2,773	4,587
Cisco Systems, Inc. *	49,850	929,204
Cogeco Cable, Inc.	400	9,739
Cogent Communications Group, Inc. *	200	1,630
Colt Telecom Group PLC *	4,670	8,354
Comcast Corp., Class A	14,754	213,785
Comcast Corp., Class A	6,184	87,194
CommScope, Inc. *	1,100	28,886
comScore, Inc. *	500	6,660
Comtech Telecommunications Corp. *	200	6,376
Consolidated Communications Holdings, Inc.	400	4,684
Constant Contact, Inc. *	200	3,968
Corning, Inc.	17,100	274,626
Corus Entertainment, Inc., Class B	1,200	15,320
CPI International, Inc. *	700	6,083
Crown Castle International Corp. *	3,700	88,874
Customers, Ltd. *	3,092	5,250
Cybersource Corp. *	1,000	15,300
Daily Mail and General Trust PLC	3,091	14,472
Daimei Telecom Engineering Corp.	1,000	9,583
DealerTrack Holdings, Inc. *	400	6,800
Dentsu, Inc.	1,800	37,696
Deutsche Telekom AG	10,490	123,976
DG Fastchannel, Inc. *	400	7,320
Dice Holdings, Inc. *	1,000	4,650
Digital River, Inc. *	600	21,792
DIRECTV Group, Inc. *	8,620	213,000

The accompanying notes are an integral part of the financial statements.

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Discovery Communications, Inc., Series C *	2,000	$41,060
DISH Network Corp. *	1,800	29,178
D-Link Corp.	7,000	5,657
E-Access, Ltd.	18	14,741
Earthlink, Inc. *	2,300	17,043
eBay, Inc. *	14,200	243,246
EchoStar Corp., Class A *	800	12,752
Elisa Oyj, Class A	1,564	25,782
Embarq Corp.	300	12,618
Ementor ASA	100	416
Empresa Nacional de Telecomunicaciones SA	1,081	14,494
EMS Technologies, Inc. *	200	4,180
Equinix, Inc. *	600	43,644
eResearch Technology, Inc. *	200	1,242
Ericsson (LM), Series B	8,970	87,738
Eutelsat Communications *	618	15,965
EW Scripps Co.	100	209
Exfo Electro Optical Engineering, Inc. *	55	175
F5 Networks, Inc. *	1,000	34,590
Fastweb SpA *	351	8,212
Fisher Communications, Inc. *	100	1,279
Foxconn International Holdings, Ltd. *	34,000	22,612
France Telecom SA, SADR	2,800	63,868
France Telecom SA (a)	3,778	85,837
Freenet AG *	594	5,972
Frontier Communications Corp.	5,200	37,128
Fuji Television Network, Inc.	5	7,531
Gannett Company, Inc.	500	1,785
General Communication, Inc., Class A *	1,800	12,474
GeoEye, Inc. *	200	4,712
Gestevision Telecinco SA	1,063	9,971
Glacier Media, Inc. *	600	975
Global Crossing, Ltd. *	1,200	11,016
Global Village Telecom Holding SA *	1,200	19,964
Globecomm Systems, Inc. *	400	2,876
GN Store Nord A/S *	2,000	8,002
Google, Inc., Class A *	2,000	843,180
Groupe Aeroplan, Inc.	2,900	20,569
Grupo Iusacell SA de CV *	300	1,037
Grupo Televisa SA, SADR	2,300	39,100
GSI Commerce, Inc. *	700	9,975
Hakuhodo DY Holdings, Inc.	210	11,296
Harmonic, Inc. *	1,700	10,013
Harris Corp.	2,300	65,228
Harris Stratex Networks, Inc., Class A *	1,300	8,424
Harte-Hanks, Inc.	1,800	16,650
Havas SA	9,811	24,200
Hellenic Telecommunications Organization SA	1,631	24,895
Hikari Tsushin, Inc.	400	8,982
Hitachi Kokusai Electric, Inc.	1,000	6,629
Hughes Communications, Inc. *	400	9,132
Hutchison Telecommunications Hong Kong Holdings, Ltd. *	27,000	3,658
Hutchison Telecommunications International, Ltd. *	27,000	6,401
Hypercom Corp. *	400	600
i2 Technologies, Inc. *	1,000	12,550
IAC/InterActiveCorp *	2,500	$40,125
iBasis, Inc. *	600	786
Idea Cellular, Ltd. *	2,091	3,106
Iliad SA	179	17,387
Indosat Tbk PT, ADR *	131	3,195
Infinera Corp. *	900	8,217
Informa PLC *	5,662	20,400
InfoSpace, Inc. *	300	1,989
Inmarsat PLC	3,801	34,286
InterDigital, Inc. *	600	14,664
Internap Network Services Corp. *	800	2,792
Internet Capital Group, Inc. *	2,200	14,806
Interpublic Group of Companies, Inc. *	8,300	41,915
inVentiv Health, Inc. *	400	5,412
Iowa Telecommunications Services, Inc.	400	5,004
iPCS, Inc. *	600	8,976
Ipsos SA	285	7,168
Iress Market Technology, Ltd.	2,010	11,694
ITV PLC	38,008	21,938
Ixia *	800	5,392
J2 Global Communications, Inc. *	600	13,536
JC Decaux SA *	642	10,218
JDS Uniphase Corp. *	3,000	17,160
John Fairfax Holdings, Ltd.	41,112	40,244
John Wiley & Sons, Inc., Class A	500	16,625
Johnston Press PLC *	3,508	1,141
Juniper Networks, Inc. *	4,500	106,200
Kadokawa Holdings, Inc.	500	11,578
Kakaku.com, Inc.	2	7,579
KDDI Corp.	11	58,319
Kingston Communications PLC	13,206	5,592
Knology, Inc. *	200	1,726
Koninklijke KPN NV	6,741	92,863
KT Corp., SADR	900	12,924
Kudelski SA	786	13,015
KVH Industries, Inc. *	700	4,781
Lagardere SCA	829	27,593
Lamar Advertising Company, Class A *	1,100	16,797
Leap Wireless International, Inc. *	1,400	46,102
Level 3 Communications, Inc. *	2,500	3,775
LG Telecom, Ltd.	1,120	7,046
Liberty Global, Inc., Class A *	2,500	39,725
Liberty Global, Inc., Series C *	2,400	37,944
Liberty Media Corp. - Capital, Series A *	1,800	24,408
Liberty Media Corp. - Entertainment, Series A *	6,800	181,900
Liberty Media Corp. - Interactive A *	10,300	51,603
Lionbridge Technologies, Inc. *	600	1,104
Liquidity Services, Inc. *	200	1,972
LoopNet, Inc. *	700	5,425
Loral Space & Communications, Inc. *	500	12,875
M6-Metropole Television	679	12,865
Magyar Telekom Telecommunications PLC	1,300	19,396
Marchex, Inc., Class B	200	674
Mastec, Inc. *	600	7,032
Matsui Securities Company, Ltd.	1,600	14,463
McAfee, Inc. *	2,000	84,380

The accompanying notes are an integral part of the financial statements.

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
McGraw-Hill Companies, Inc.	2,700	$81,297
Mediaset SpA	6,330	35,596
Meetic *	378	9,889
Meredith Corp.	700	17,885
MetroPCS Communications, Inc. *	4,500	59,895
MobileOne, Ltd.	8,000	8,439
Mobistar SA	383	23,641
Modern Times Group AB, Series B	496	13,840
ModusLink Global Solutions, Inc. *	200	1,372
Mondadori (Arnoldo) Editore SpA *	2,250	8,745
Monster Worldwide, Inc. * (a)	2,200	25,982
Motorola, Inc.	25,700	170,391
Move, Inc. *	2,500	5,400
MTN Group, Ltd.	6,122	94,066
Naspers, Ltd.	1,832	48,283
NCSoft Corp.	135	19,343
Network Equipment Technologies, Inc. *	700	2,982
NeuStar, Inc., Class A *	1,175	26,038
Neutral Tandem, Inc. *	300	8,856
News Corp., Class A	13,700	124,807
News Corp (a)	5,600	59,192
NIC, Inc. *	300	2,031
NICE Systems, Ltd., ADR *	800	18,456
NII Holdings, Inc. *	1,800	34,326
Nippon Telegraph & Telephone Corp.	2,200	89,513
Nokia AB Oyj	6,301	91,955
Nokia Oyj, SADR	8,000	116,640
NTELOS Holdings Corp.	400	7,368
NTT Data Corp.	7	22,573
NTT DoCoMo, Inc.	78	113,922
Oki Electric Industry Company, Ltd. *	3,000	3,159
Omnicom Group, Inc.	2,665	84,161
Oplink Communications, Inc. *	300	3,420
OpNext, Inc. *	2,900	6,206
Outdoor Channel Holdings, Inc. *	300	1,770
PAETEC Holding Corp. *	4,200	11,340
PagesJaunes Groupe SA (a)	975	9,493
Partner Communications Company, Ltd., ADR (a)	700	11,963
PCCW, Ltd.	17,000	4,450
Pearson PLC, SADR (a)	6,700	67,737
Philippine Long Distance Telephone Company, SADR	200	9,944
Plantronics, Inc.	1,100	20,801
Polycom, Inc. *	1,400	28,378
Portugal Telecom, SGPS, SA	3,223	31,563
Powerwave Technologies, Inc. * (a)	4,700	7,567
Premiere AG *	4,951	20,021
Premiere Global Services, Inc. *	500	5,420
Priceline.com, Inc. *	300	33,465
Promotora de Informaciones SA *	515	2,743
PT Multimedia.com, SGPS, SA	2,647	14,102
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,200	35,976
Publicis Groupe SA	1,051	32,089
PubliGroupe SA	25	1,881
Publishing & Broadcasting, Ltd.	4,541	8,202
QUALCOMM, Inc.	14,000	632,800
Qwest Communications International, Inc. (a)	15,100	$62,665
RCN Corp. *	200	1,194
RealNetworks, Inc. *	2,800	8,372
Reed Elsevier NV	3,809	42,007
Reed Elsevier PLC	1,400	41,734
Reliance Communications, Ltd.	3,426	20,680
RF Micro Devices, Inc. *	1,100	4,136
Rightmove PLC	2,571	14,923
RightNow Technologies, Inc. *	200	2,360
Rogers Communications, Inc., Class B	1,700	43,700
S1 Corp. *	700	4,830
Saba Software, Inc. *	1,400	5,390
Sanoma WSOY Oyj (a)	694	10,794
Sapient Corp. *	2,200	13,838
SAVVIS, Inc. *	1,600	18,336
SBA Communications Corp. *	1,200	29,448
SBI Holdings, Inc.	152	30,804
Schibsted ASA	400	3,627
Scripps Networks Interactive, Inc., Class A	1,300	36,179
Seat Pagine Gialle SpA *	662	153
SeLoger.com *	403	11,312
SES, ADR	1,657	31,636
Seven Network, Ltd. *	2,515	10,832
Shaw Communications, Inc.	1,700	28,617
Shenandoah Telecommunications Company	200	4,058
Singapore Press Holdings, Ltd.	11,000	23,949
Singapore Telecommunications, Ltd.	33,000	68,097
SK Telecom Company, Ltd., ADR	1,400	21,210
Sky Network Television, Ltd.	4,694	12,578
Smiths News PLC	5,009	9,114
Soapstone Networks, Inc. *	1,300	5,434
Societe Television Francaise 1	1,508	16,964
SonicWALL, Inc. *	500	2,740
Sonus Networks, Inc. *	1,600	2,576
Sourcefire, Inc. *	200	2,478
Spirent Communications PLC	3,276	3,428
Sprint Nextel Corp. *	38,200	183,742
SR Teleperformance SA	626	19,069
Starent Networks Corp. *	1,200	29,292
StarHub, Ltd.	6,000	8,854
SupportSoft, Inc. *	600	1,308
SureWest Communications *	200	2,094
Swisscom AG	130	39,930
Switch & Data Facilities Company, Inc. *	800	9,384
Sycamore Networks, Inc. *	6,500	20,345
Symantec Corp. *	7,100	110,476
Syniverse Holdings, Inc. *	1,300	20,839
Tamedia AG	61	2,981
Tandberg ASA	534	9,015
Tekelec, Inc. *	1,000	16,830
Tele Norte Leste Participacoes SA, ADR	1,300	19,331
Tele Norte Leste Participacoes SA	400	7,553
Tele2 AB, Series B	2,681	27,157
Telecom Corp. of New Zealand, Ltd.	3,751	6,591
Telecom Italia SpA	46,371	64,224
TeleCommunication Systems, Inc. *	300	2,133

The accompanying notes are an integral part of the financial statements.

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Telecomunicacoes de Sao Paulo SA	600	$12,738
Telefonaktiebolaget LM Ericsson, SADR	2,500	24,450
Telefonica Czech Republic AS	798	18,175
Telefonica SA, SADR	5,200	353,028
Telefonos de Mexico SAB de CV, Series L,
SADR	900	14,589
Telegraaf Media Groep NV	304	4,951
Telekom Austria AG	3,134	49,036
Telekom Malaysia BHD	8,300	6,914
Telekomunikacja Polska SA	2,522	12,222
Telenet Group Holding NV *	611	12,972
Telenor ASA *	2,900	22,388
Telephone & Data Systems, Inc. - Special
Shares	1,100	28,556
Telephone & Data Systems, Inc.	900	25,470
Television Broadcasting Company, Ltd.	3,000	11,716
Teliasonera AB	10,754	56,568
Telkom SA, Ltd., SADR	800	16,000
Tellabs, Inc. *	8,800	50,424
Telmex Internacional SAB de CV, ADR	300	3,795
Telstra Corp., Ltd.	14,123	38,536
Telular Corp. *	700	1,505
Ten Network Holdings, Ltd.	3,755	3,522
Tencent Holdings, Ltd.	6,200	71,909
Terremark Worldwide, Inc. *	300	1,734
The Knot, Inc. *	300	2,364
The New York Times Company, Class A (a)	1,400	7,714
Thomson Corp.	913	26,570
Thomson Reuters PLC	499	14,238
Thomson Reuters PLC	200	34,390
TIBCO Software, Inc. *	3,700	26,529
Tim Participacoes SA	400	6,972
Time Warner Cable, Inc. *	4,840	153,283
Time Warner, Inc.	15,733	396,314
TM International BHD *	12,400	8,326
Tokyo Broadcasting Company, Ltd.	600	9,420
Torstar Corp., Class B	400	1,792
Trend Micro, Inc.	500	15,916
Trinity Mirror PLC	1,806	1,704
Turkcell Iletisim Hizmetleri AS, ADR	1,100	15,246
TV Azteca SA de CV	5,600	2,254
TVN SA	1,226	3,875
TW Telecom, Inc. *	2,500	25,675
U.S. Cellular Corp. *	900	34,605
United Business Media, Ltd.	2,888	19,013
United Internet AG *	711	8,352
United Online, Inc.	1,300	8,463
USA Mobility, Inc. *	500	6,380
UTStarcom, Inc. *	1,100	1,793
ValueClick, Inc. *	900	9,468
VeriSign, Inc. *	2,000	36,960
Verizon Communications, Inc.	16,300	500,899
Viacom, Inc., Class B *	2,800	63,560
Viacom, Inc. *	600	14,388
Viasat, Inc. *	400	10,256
Vivendi SA	5,020	120,251
Vivo Participacoes SA	500	9,470
Vocus, Inc. *	100	$1,976
Vodafone Group PLC, SADR	24,700	481,403
VTech Holdings, Ltd.	2,000	13,709
WebMD Health Corp. *	300	8,976
Websense, Inc. *	700	12,488
West Australian Newspapers Holdings, Ltd.	686	2,402
Wi-LAN, Inc.	1,000	1,977
Windstream Corp.	5,600	46,816
Wolters Kluwer NV	2,576	45,075
Woongjin Thinkbig Company, Ltd.	440	7,875
World Wrestling Entertainment, Inc., Class A	200	2,512
WPP PLC, ADR	1,100	36,586
Yahoo Japan Corp.	47	14,937
Yahoo!, Inc. *	15,400	241,164
Yell Group PLC	5,278	2,288
Zee Entertainment Enterprises, Ltd.	2,844	10,430
ZTE Corp., Class H	3,580	12,389

		15,348,778

Consumer, Cyclical - 7.72%
99 Cents Only Stores *	700	9,506
Abercrombie & Fitch Company, Class A (a)	1,600	40,624
Ability Enterprise Company, Ltd.	8,000	9,772
Accor SA (a)	1,058	42,072
Adani Enterprises, Ltd. *	1,097	18,449
Adidas-Salomon AG	1,835	69,920
Advance Auto Parts, Inc.	700	29,043
Aeon Company (M) Berhad *	3,500	4,260
AEON Company, Ltd.	3,100	30,536
Aeropostale, Inc. *	1,065	36,498
AFC Enterprises, Inc. *	1,300	8,775
AFG Arbonia-Forster Holding AG	54	803
Aga Rangemaster Group PLC	3,162	4,791
Air China, Ltd., Class H *	48,000	23,428
Air France KLM	1,136	14,564
Airtran Holdings, Inc. * (a)	1,900	11,761
Aisin Seiki Company	1,700	36,763
Alaska Air Group, Inc. *	500	9,130
Alesco Corp., Ltd.	615	1,717
Alimentation Couche Tard, Inc.	2,600	31,451
All Nippon Airways Company, Ltd.	3,000	10,477
Allegiant Travel Company * (a)	300	11,892
Allion Healthcare, Inc. *	710	4,224
Alpine Electronics, Inc.	900	9,274
Amer Sports Oyj, A Shares	882	9,776
American Axle & Manufacturing Holdings, Inc.	300	1,032
American Eagle Outfitters, Inc.	2,979	42,212
American Woodmark Corp.	100	2,395
Americas Car Mart, Inc. *	700	14,350
Amerigon, Inc. *	1,000	6,100
Ameristar Casinos, Inc.	1,000	19,030
AMR Corp. *	4,700	18,894
AnnTaylor Stores Corp. *	1,200	9,576
Aoyama Trading Company, Ltd.	900	15,516
Aristocrat Leisure, Ltd.	3,696	11,232
ArvinMeritor, Inc.	500	2,195
Asiana Airlines *	2,380	6,895

The accompanying notes are an integral part of the financial statements.

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
ASICS Corp.	1,000	$9,079
Astra International Tbk PT	11,500	26,762
ATC Technology Corp. *	300	4,350
Austrian Airlines AG *	1,361	7,637
Autogrill SpA	1,195	10,136
AutoNation, Inc. *	3,100	53,785
AutoZone, Inc. *	500	75,555
Bally Technologies, Inc. *	700	20,944
Barnes & Noble, Inc. (a)	1,000	20,630
Bayerische Motoren Werke (BMW) AG	1,992	75,232
Beacon Roofing Supply, Inc. *	1,000	14,460
Bebe Stores, Inc.	1,500	10,320
Bed Bath & Beyond, Inc. *	2,200	67,650
Belle International Holdings, Ltd., GDR	23,000	19,926
Bellway PLC	1,862	18,717
Benetton Group SpA	867	7,626
Berjaya Sports Toto BHD	3,400	4,880
Berkeley Group Holdings PLC *	769	10,201
Best Buy Company, Inc.	3,600	120,564
Best Denki Company, Ltd.	500	2,170
Big 5 Sporting Goods Corp.	1,000	11,060
Big C Supercenter PCL	6,800	8,632
Big Lots, Inc. *	1,200	25,236
Billabong International, Ltd.	3,511	24,673
BJ’s Restaurants, Inc. *	900	15,183
BJ’s Wholesale Club, Inc. * (a)	900	29,007
BlueLinx Holdings, Inc. *	300	900
Bob Evans Farms, Inc.	700	20,118
Bon-Ton Stores, Inc.	1,300	4,407
BorgWarner, Inc.	2,000	68,300
Bovis Homes Group PLC	816	5,008
Boyd Gaming Corp. *	1,600	13,600
Brascan Residential Properties SA	4,400	9,588
Bridgestone Corp.	2,900	45,300
Brightpoint, Inc. *	2,200	13,794
Brilliance China Automotive Holdings, Ltd. *	68,000	7,842
Brinker International, Inc.	1,600	27,248
Brisa Auto Estrada, SA	2,900	20,875
British Airways PLC *	4,906	10,104
Brookfield Homes Corp. *	200	800
Brown Shoe, Inc.	800	5,792
Brunswick Corp.	2,000	8,640
BSS Group PLC	706	2,989
Buffalo Wild Wings, Inc. *	300	9,756
Bulgari SpA	1,321	7,120
Burberry Group PLC	5,900	41,183
Burger King Holdings, Inc.	600	10,362
BWIN Interactive Entertainment AG *	452	19,752
C.P. Seven Eleven PCL	23,200	8,308
Cabela’s, Inc. *	1,200	14,760
Cafe de Coral Holdings, Ltd.	2,000	3,986
California Pizza Kitchen, Inc. *	200	2,658
Callaway Golf Company (a)	1,000	5,070
Canadian Tire Corp., Ltd.	600	28,371
Canon Electronics, Inc.	200	2,900
Canon Sales Company, Inc.	700	9,772
CarMax, Inc. *	3,900	$57,330
Carnival Corp.	5,200	134,004
Carnival PLC, ADR	1,600	42,864
Carphone Warehouse Group PLC	5,942	15,558
Carter’s, Inc. *	800	19,688
Casey’s General Stores, Inc.	600	15,414
Cash America International, Inc.	500	11,695
Casual Male Retail Group, Inc. *	2,400	5,256
Cathay Pacific Airways, Ltd.	8,000	10,954
Cato Corp., Class A	400	6,976
Cavco Industries, Inc. *	100	2,533
CEC Entertainment, Inc. *	300	8,844
Central European Distribution Corp. *	1,000	26,570
Charles Voegele Holding AG *	176	5,841
Charlotte Russe Holding, Inc. *	200	2,576
Charming Shoppes, Inc. *	2,600	9,672
Cheng Shin Rubber Industry Company, Ltd.	6,000	9,325
Chico’s FAS, Inc. *	3,500	34,055
Children’s Place Retail Stores, Inc. *	600	15,858
China Airlines, Ltd. *	12,000	2,959
China Dongxiang Group Company	27,000	18,067
China Eastern Airlines Corp., Ltd. - Hong Kong Exchange *	60,000	13,471
China Southern Airlines Company, Ltd. - Hong Kong Exchange *	60,000	16,478
China Travel International Investment Hong Kong, Ltd.	22,000	4,840
Chipotle Mexican Grill, Inc., Class A *	300	24,000
Chipotle Mexican Grill, Inc. *	400	27,916
Chiyoda Company, Ltd.	200	2,856
Choice Hotels International, Inc.	1,100	29,271
Churchill Downs, Inc.	400	13,464
Cinemark Holdings, Inc.	2,200	24,904
Cineworld Group PLC	2,556	6,009
Cintas Corp.	2,800	63,952
Circle K Sunkus Company, Ltd.	300	4,680
Citi Trends, Inc. *	100	2,588
Citizen Watch Company, Ltd.	3,500	17,852
CKE Restaurants, Inc.	700	5,936
Coach, Inc.	2,700	72,576
Coldwater Creek, Inc. *	1,100	6,666
Collective Brands, Inc. *	1,300	18,941
Columbia Sportswear Company (a)	700	21,644
Compagnie Financiere Richemont SA	3,390	70,633
Compagnie Generale des Etablissements Michelin, Class B (a)	988	56,468
Compagnie Plastic Omnium SA	375	5,411
Conn’s, Inc. *	700	8,750
Consorcio ARA SA de CV *	6,000	2,611
Continental Airlines, Inc., Class B *	1,600	14,176
Cooper Tire & Rubber Company	400	3,968
Copart, Inc. *	1,100	38,137
Core-Mark Holding Company, Inc. *	100	2,606
Corp. GEO SA de CV, Series B *	12,300	23,763
Costco Wholesale Corp.	3,800	173,660
Cracker Barrel Old Country Store, Inc.	300	8,370
Crocs, Inc. *	400	1,360

The accompanying notes are an integral part of the financial statements.

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Crown, Ltd.	7,045	$41,053
Culture Convenience Club Company, Ltd. (a)	1,100	9,424
CVS Caremark Corp.	16,149	514,669
D.R. Horton, Inc.	4,100	38,376
Daewoo International Corp.	288	6,198
Daewoo Motor Sales Corp. *	120	922
Daihatsu Motor Company, Ltd.	1,000	9,266
Daimler AG	5,400	195,858
Daiwa House Industry Company, Ltd.	4,000	42,863
Darden Restaurants, Inc.	1,200	39,576
David Jones, Ltd.	3,562	12,981
DCM Japan Holdings Company, Ltd.	1,400	9,566
De La Rue PLC Group	1,136	17,055
Debenhams PLC	18,950	25,300
Debica SA	320	5,449
Deckers Outdoor Corp. *	200	14,054
Delta Air Lines, Inc. *	5,200	30,108
Denso Corp.	2,500	63,729
Denway Motors, Ltd.	68,000	26,974
Desarrolladora Homex SA de CV *	1,000	4,651
Desarrolladora Homex SA de CV *	400	11,156
Destination Maternity Corp. *	400	6,672
Deutsche Lufthansa AG	2,283	28,698
Dick’s Sporting Goods, Inc. *	1,400	24,080
Dillard’s, Inc., Class A	1,600	14,720
DineEquity, Inc.	500	15,595
Diploma PLC	2,172	4,756
Dixons Group PLC	11,976	4,548
Dollar Tree, Inc. *	800	33,680
Domino’s Pizza, Inc. *	1,500	11,235
Don Quijote Company, Ltd.	200	3,829
Dongfeng Motor Group Company, Ltd.	30,000	25,383
Dorel Industries, Inc., Class B	200	4,622
Dorman Products, Inc. *	300	4,149
Douglas Holding AG	377	14,308
Doutor Nichires Holdings Company, Ltd.	700	9,449
DRB-Hicom BHD	17,200	5,107
DreamWorks Animation SKG, Inc., Class A *	1,000	27,590
DSW, Inc., Class A *	200	1,970
DTS, Inc. *	300	8,121
Dufry Group AG *	34	1,303
Eastern Platinum, Ltd. *	26,100	11,668
easyJet PLC *	2,229	9,934
EDION Corp.	500	3,232
Electrolux AB, Series B *	1,712	23,998
ElringKlinger AG	874	14,578
Enterprise Inns PLC	1,488	3,065
Esprit Holdings, Ltd.	5,600	31,325
Etam Developpement SA *	178	3,349
Ethan Allen Interiors, Inc.	400	4,144
EVA Airways Corp. *	39,000	10,438
Exedy Corp.	200	3,915
Exide Technologies *	1,700	6,341
Family Dollar Stores, Inc.	1,200	33,960
FamilyMart Company, Ltd.	300	9,403
Far Eastern Department Stores Company, Ltd.	11,000	10,751
Far Eastern Textile, Ltd.	15,140	$17,455
Fast Retailing Company, Ltd.	200	26,049
Fastenal Company (a)	1,600	53,072
Federal Mogul Corp. *	1,900	17,955
FGX International Holdings, Ltd. *	300	3,414
Fiat SpA *	5,758	58,413
Finish Line, Inc.	300	2,226
First Cash Financial Services, Inc. *	400	7,008
Fleetwood Corp., Ltd.	1,647	7,812
Foot Locker, Inc.	3,100	32,457
Ford Motor Company *	27,700	168,139
Formosa International Hotels Corp.	1,000	13,975
Formosa Taffeta Company, Ltd.	12,000	8,165
Forzani Group, Ltd., Class A	200	2,471
Foschini, Ltd.	2,097	13,684
Fred’s, Inc., Class A	1,300	16,380
Fuel Systems Solutions, Inc. *	100	2,019
Fuji Heavy Industries, Ltd.	5,000	20,109
Furniture Brands International, Inc.	300	909
Futaba Industrial Company, Ltd.	400	1,435
Game Group PLC	4,942	13,465
GameStop Corp., Class A *	2,900	63,829
Gaylord Entertainment Company * (a)	900	11,439
Geely Automobile Holdings Company, Ltd.	60,000	10,944
Genesco, Inc. *	400	7,508
Genting BHD	10,800	17,287
Genuine Parts Company	500	16,780
Georg Fischer AG *	30	5,143
Geox SpA	1,356	9,706
Giant Manufacturing Company, Ltd.	4,000	9,632
Gigas K’s Denki Corp.	500	12,925
G-III Apparel Group, Ltd. *	200	2,298
Gildan Activewear, Inc. *	1,000	14,813
Giordano International, Ltd.	8,000	1,669
GKN PLC	6,779	14,017
Glorious Sun Enterprises, Ltd.	30,000	7,878
Goodyear Tire & Rubber Company *	1,300	14,638
Grafton Group PLC *	1,533	5,651
Great Canadian Gaming Corp. *	400	1,589
Group 1 Automotive, Inc.	500	13,010
Grupo Elektra SA de CV	260	11,846
GS Yuasa Corp.	2,000	17,560
GUD Holdings, Ltd.	1,786	9,219
Guess?, Inc.	900	23,202
Gymboree Corp. *	700	24,836
H20 Retailing Corp.	1,000	5,667
Haldex AB *	600	4,155
Halfords Group PLC	3,088	15,831
Halla Climate Control Company, Ltd.	1,310	9,879
Hanesbrands, Inc. *	1,600	24,016
Hankook Tire Company, Ltd.	830	10,814
Hanwa Company, Ltd.	2,000	7,475
Hanwha Corp.	530	13,594
Harley-Davidson, Inc. (a)	4,100	66,461
Harman International Industries, Inc.	1,100	20,680
Harvey Norman Holding, Ltd.	5,854	15,509

The accompanying notes are an integral part of the financial statements.

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Hasbro, Inc.	1,200	$29,088
Haseko Corp.	7,000	7,210
Haverty Furniture Companies, Inc.	300	2,745
Hawaiian Holdings, Inc. *	400	2,408
Headlam Group PLC	474	1,981
Hennes & Mauritz AB, B shares	1,818	90,885
Herman Miller, Inc.	900	13,806
Hermes International SA (a)	266	37,025
Hero Honda Motors, Ltd.	572	16,652
hhgregg, Inc. *	800	12,128
Hibbett Sports, Inc. *	400	7,200
HIS Company, Ltd.	400	8,785
Hitachi High-Technologies Corp.	800	13,568
HMV Group PLC	2,045	3,802
HNI Corp.	600	10,836
Holidaybreak PLC	1,968	9,055
Home Depot, Inc.	18,804	444,339
Home Retail Group PLC	8,437	36,185
Honda Motor Company, Ltd., ADR	2,000	54,740
Honda Motor Company, Ltd.	6,400	175,239
Hongkong & Shanghai Hotels, Ltd.	8,000	7,840
Hooker Furniture Corp.	400	4,592
Hot Topic, Inc. *	1,000	7,310
Hotai Motor Company, Ltd.	5,000	10,795
Hotel Properties, Ltd.	2,000	2,221
Hovnanian Enterprises, Inc., Class A * (a)	300	708
HSN, Inc. *	1,020	10,781
Hyosung Corp.	255	18,635
Hyundai Department Store Company, Ltd.	157	11,008
Hyundai Development Company	786	24,751
Hyundai Mobis	424	36,966
Hyundai Motor Company, Ltd.	955	55,352
Iconix Brand Group, Inc. *	1,600	24,608
IG Group Holdings PLC	2,931	13,538
Inaba Denki Sangyo Company, Ltd.	400	9,327
Inchcape PLC	2,797	884
Industria de Diseno Textil SA	727	34,938
Ingram Micro, Inc., Class A *	2,500	43,750
Insight Enterprises, Inc. *	1,000	9,660
Inspur International, Ltd.	45,000	7,759
Intercontinental Hotels Group PLC	2,200	22,682
Interface, Inc., Class A	300	1,860
International Game Technology	1,600	25,440
International Metal Service SA *	172	2,778
International Speedway Corp., Class A	900	23,049
Interval Leisure Group, Inc. *	720	6,710
Isetan Mitsukoshi Holdings, Ltd.	3,500	35,535
Isle of Capri Casinos, Inc. *	600	7,992
Isuzu Motors, Ltd.	8,000	12,777
Itochu Corp.	6,000	41,441
Izumi Company, Ltd.	700	8,653
Izumiya Company, Ltd.	1,000	5,818
J Front Retailing Company, Ltd.	5,000	23,789
J. Crew Group, Inc. *	1,000	27,020
J.C. Penney Company, Inc.	2,400	68,904
J.D. Wetherspoon PLC	642	4,103
Jack in the Box, Inc. *	900	$20,205
Jakks Pacific, Inc. *	200	2,566
Japan Airlines System Corp. *	5,000	9,633
Japan Pulp & Paper Company, Ltd.	1,000	3,065
Japan Wool Textile Company, Ltd.	1,000	6,895
Jardine Cycle and Carriage, Ltd.	1,000	13,237
JB Hi-Fi, Ltd.	1,522	18,815
JD Group, Ltd.	2,907	15,280
Jelmoli Holding AG	45	16,350
JetBlue Airways Corp. *	5,500	23,485
Jo-Ann Stores, Inc. *	800	16,536
Johnson Controls, Inc.	4,900	106,428
Jones Apparel Group, Inc.	1,900	20,387
Jos. A. Bank Clothiers, Inc. *	200	6,892
Juki Corp.	1,000	1,330
Kanematsu Corp. *	9,000	9,376
Kangwon Land, Inc.	910	11,613
KB Home (a)	1,200	16,416
Keihin Corp.	300	3,916
Kesa Electricals PLC	3,019	5,532
Kia Motors Corp. *	1,680	16,519
Kier Group PLC	213	3,230
Kimball International, Inc., Class B	200	1,248
Kinepolis Group NV	353	10,606
Kingfisher PLC	19,603	57,468
Knoll, Inc.	200	1,516
Kohl’s Corp. *	3,342	142,870
Koito Manufacturing Company, Ltd.	1,000	12,022
Kokuyo Company, Ltd.	500	4,366
Komeri Company, Ltd.	500	11,047
Korean Air Lines Company, Ltd. *	473	13,161
Koyo Seiko Company, Ltd.	1,800	18,148
K-Swiss, Inc., Class A	400	3,400
Kuoni Reisen Holding AG, Series B	39	12,133
Kuraray Company, Ltd.	2,500	27,712
Ladbrokes PLC	4,960	15,108
Lan Airlines SA, SADR	900	10,827
Las Vegas Sands Corp. * (a)	11,500	90,390
Lawson, Inc.	500	21,972
La-Z-Boy, Inc.	2,000	9,440
Lennar Corp., Class A	2,400	23,256
Leon’s Furniture, Ltd.	300	2,631
LG International Corp.	780	15,208
Li & Fung, Ltd.	8,000	21,231
Li Ning Company, Ltd.	2,500	7,405
Life Corp.	500	8,488
Life Time Fitness, Inc. * (a)	800	16,008
Limited Brands, Inc.	5,600	67,032
Linamar Corp.	400	3,714
Liz Claiborne, Inc.	2,400	6,912
LKQ Corp. *	2,100	34,545
Lojas Americanas SA	1,300	5,241
Lojas Renner SA	1,500	16,550
Lotte Shopping Company, Ltd.	98	20,093
Lottomatica SpA	751	14,500
Lowe’s Companies, Inc.	12,200	236,802

The accompanying notes are an integral part of the financial statements.

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Luby’s Cafeterias, Inc. *	139	$564
Lumber Liquidators, Inc. *	900	14,184
Luminar Group Holdings PLC	593	1,126
M.D.C. Holdings, Inc.	700	21,077
Macrovision Solutions Corp. *	1,900	41,439
Macy’s, Inc.	7,700	90,552
Magna International, Inc.	911	38,652
Mahindra & Mahindra, Ltd.	1,245	18,015
Marcus Corp.	300	3,156
Marks & Spencer Group PLC	13,545	68,363
Marriott International, Inc., Class A	3,011	66,454
Marubeni Corp.	6,000	26,507
Marui Company, Ltd.	2,800	19,637
Marvel Entertainment, Inc. *	600	21,354
Massmart Holdings, Ltd.	1,182	12,302
Matsushita Electric Industrial Company, Ltd.	8,500	114,011
Matsuya Company, Ltd.	500	5,989
Mattel, Inc.	3,200	51,360
Mazda Motor Corp.	9,000	22,849
McDonald’s Corp.	9,400	540,406
Medion AG	481	5,198
Meritage Homes Corp. *	400	7,544
Metro Holdings, Ltd.	10,000	3,764
MGM Mirage, Inc. *	300	1,917
Millennium & Copthorne Hotels PLC	2,059	8,070
Mitchells & Butlers PLC *	4,567	18,700
Mitsubishi Corp.	6,800	124,883
Mitsubishi Logistics Corp.	1,000	11,022
Mitsubishi Motors Corp. * (a)	17,000	31,738
Mitsubishi Rayon Company, Ltd.	6,000	17,369
Mitsui & Company, Ltd.	300	70,512
Mitsui & Company, Ltd.	2,000	23,561
Mitsui-Soko Company, Ltd.	1,000	3,940
Mizuno Corp.	1,000	4,458
Mobile Mini, Inc. *	1,100	16,137
Modine Manufacturing Company	1,300	6,240
Mohawk Industries, Inc. *	1,300	46,384
Monarch Casino & Resort, Inc. *	200	1,460
MOS Food Services, Inc.	500	8,196
Mothercare PLC	561	4,434
Movado Group, Inc.	300	3,162
MSC Industrial Direct Company, Inc., Class A	700	24,836
Multimedia Games, Inc. *	1,200	5,952
Mutow Company, Ltd.	400	1,730
MWI Veterinary Supply, Inc. *	100	3,486
N. Brown Group PLC	922	3,264
Nagase & Company, Ltd.	1,000	10,010
Namco Bandai Holdings, Inc.	1,400	15,356
NAN Kang Rubber Tire Company, Ltd. *	8,000	7,520
National Cinemedia, Inc.	700	9,632
National Presto Industries, Inc.	100	7,610
Navistar International Corp. *	800	34,880
New York & Company, Inc. *	200	618
Newell Rubbermaid, Inc.	4,800	49,968
Next Group PLC	1,681	40,737
NGK Spark Plug Company, Ltd.	2,000	19,007
NH Hoteles SA	348	$1,498
NHK Spring Company, Ltd.	2,000	13,357
Nidec Sankyo Corp.	2,000	9,462
Nifco, Inc.	200	3,088
NIKE, Inc., Class B	3,300	170,874
Nintendo Company, Ltd.	400	110,082
Nippon Gas Company, Ltd.	600	8,839
Nippon Seiki Company, Ltd. *	1,000	10,343
Nishimatsuya Chain Company, Ltd.	1,200	10,539
Nissan Motor Company, Ltd.	11,200	67,617
Nisshinbo Industries, Inc.	1,000	11,266
Nissin Kogyo Company, Ltd.	800	10,163
Nitori Company, Ltd.	250	17,744
Nitto Boseki Company, Ltd.	2,000	3,636
Nobia AB	4,653	16,609
NOK Corp.	1,300	15,066
Nokian Renkaat Oyj (a)	853	16,083
Nordstrom, Inc. (a)	1,600	31,824
Noritake Company, Ltd.	1,000	3,291
Nu Skin Enterprises, Inc., Class A	700	10,710
NVR, Inc. *	100	50,239
Office Depot, Inc. *	5,200	23,712
OfficeMax, Inc.	800	5,024
Onward Kashiyama Company, Ltd.	1,000	6,440
OPAP SA	1,350	35,853
O’Reilly Automotive, Inc. *	2,400	91,392
Organizacion Soriana SA de CV *	11,600	25,987
Orient Express Hotels, Ltd., Class A	1,400	11,886
Oriental Land Company, Ltd.	300	20,085
Oshkosh Corp.	1,300	18,902
Owens & Minor, Inc.	500	21,910
Oxford Industries, Inc.	100	1,165
P.F. Chang’s China Bistro, Inc. * (a)	500	16,030
PACCAR, Inc.	3,156	102,602
Pacific Sunwear of California, Inc. *	400	1,348
Paddy Power PLC - London Exchange	155	3,593
Panera Bread Company, Class A * (a)	600	29,916
Pantry, Inc. *	600	9,960
Papa John’s International, Inc. *	500	12,395
Parco Company, Ltd.	1,300	10,111
Parkson Retail Group, Ltd.	15,000	21,548
PartyGaming PLC *	2,309	9,324
Pendragon PLC	26,477	13,819
Penn National Gaming, Inc. *	1,200	34,932
Penske Auto Group, Inc.	2,400	39,936
Perry Ellis International, Inc. *	200	1,456
Persimmon PLC	5,286	30,517
PetSmart, Inc.	1,000	21,460
Phillips-Van Heusen Corp.	1,100	31,559
Pick’n Pay Stores, Ltd.	1,977	8,494
Pinnacle Entertainment, Inc. *	1,500	13,935
Pioneer Electronic Corp. *	1,000	2,952
Pirelli & Company SpA *	26,189	9,260
Plascar Participacoes Industriais SA *	700	779
Polaris Industries, Inc. (a)	500	16,060
Polo Ralph Lauren Corp., Class A	1,000	53,540

The accompanying notes are an integral part of the financial statements.

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Pool Corp. (a)	700	$11,592
Pou Chen Corp.	21,099	12,868
PPR SA	767	62,760
Praktiker Bau- und Heimwerkermaerkte AG	439	4,292
President Chain Store Corp.	4,000	10,238
Press Kogyo Company, Ltd.	1,000	1,772
PriceSmart, Inc.	500	8,375
PSA Peugeot Citroen SA *	1,607	42,388
Pulte Homes, Inc.	3,500	30,905
Puma AG	48	10,536
Punch Taverns PLC *	591	15
Punch Taverns PLC *	842	1,410
Qantas Airways, Ltd.	15,432	24,894
Quiksilver, Inc. *	800	1,480
RadioShack Corp.	1,730	24,151
Rallye SA	340	9,012
RC2 Corp. *	100	1,323
Red Robin Gourmet Burgers, Inc. *	400	7,500
Redrow PLC *	1,082	3,505
Reece Australia, Ltd.	929	13,432
Regal Entertainment Group, Class A	2,500	33,225
Regis Corp.	1,100	19,151
Renault Regie Nationale SA *	2,643	97,572
Resorts World BHD	11,400	8,719
Resorttrust, Inc.	900	9,498
Retail Ventures, Inc. *	2,500	5,450
RG Barry Corp. *	800	5,200
Richelieu Hardware, Ltd.	700	10,502
Riken Corp.	1,000	3,160
RONA, Inc. *	1,300	14,250
Ross Stores, Inc.	700	27,020
Rossi Residencial SA	4,800	20,087
Royal Caribbean Cruises, Ltd. (a)	3,900	52,806
Rubis SA	129	9,607
Ruby Tuesday, Inc. *	1,200	7,992
Rush Enterprises, Inc., Class A *	200	2,330
Ryland Group, Inc.	900	15,084
Ryohin Keikaku Company, Ltd.	300	12,636
SA D’Ieteren Trading NV	28	5,763
Saks, Inc. *	2,500	11,075
Sally Beauty Holdings, Inc. *	2,900	18,444
Samsung Corp.	1,205	40,433
Sanden Corp.	1,000	2,493
SANKYO Company, Ltd.	400	21,383
Sanyang Industrial Company, Ltd.	42,000	19,236
Sanyo Shokai, Ltd.	1,000	3,417
ScanSource, Inc. *	600	14,712
Schulthess Group AG	116	6,410
Scientific Games Corp., Class A *	1,500	23,655
Sealy Corp. *	2,800	5,488
Sears Holdings Corp. * (a)	1,900	126,388
SEB SA	401	16,627
SEGA SAMMY HOLDINGS, Inc.	1,100	13,909
Seiko Corp.	1,000	2,791
Sekisui Chemical Company, Ltd.	4,000	25,063
Sekisui House, Ltd.	6,000	60,650
Seven & I Holdings Company, Ltd.	4,200	$98,537
Shangri-La Asia, Ltd.	10,000	14,824
Shibusawa Warehouse Company, Ltd.	1,000	3,855
Shimachu Company, Ltd.	700	14,715
Shimamura Company, Ltd.	200	15,883
Shimano, Inc.	400	15,265
Shinsegae Company, Ltd.	67	26,507
Shochiku Company, Ltd.	1,000	8,108
Shoe Carnival, Inc. *	300	3,579
Shoppers Drug Mart Corp.	900	38,680
Shuffle Master, Inc. *	1,100	7,271
Signet Jewelers, Ltd.	2,276	47,386
Singapore Airlines, Ltd.	4,000	36,646
SK Networks Company, Ltd.	610	7,024
Skechers U.S.A., Inc., Class A *	400	3,908
Sky City Entertainment Group, Ltd.	8,173	14,106
Skyline Corp.	100	2,175
SkyWest, Inc.	1,200	12,240
Sodexho Alliance	416	21,397
Sojitz Holdings Corp.	11,400	24,885
Sonae, SGPS SA	19,562	18,562
Sonic Corp. *	1,100	11,033
Sony Corp.	3,100	80,166
Sorin SpA *	7,397	9,221
Southwest Airlines Company	8,400	56,532
Speedway Motorsports, Inc.	1,100	15,136
Sport Supply Group, Inc.	600	5,154
Sports Direct International PLC	7,101	9,576
Spotless Group, Ltd.	5,512	9,984
Standard Motor Products, Inc.	900	7,443
Standard Pacific Corp. *	2,300	4,669
Staples, Inc.	6,189	124,832
Star Cruises, Ltd. *	54,000	7,385
Starbucks Corp. *	6,300	87,507
Starwood Hotels & Resorts Worldwide, Inc.	1,700	37,740
Steelcase, Inc. Class A	500	2,910
Stein Mart, Inc. *	700	6,202
Steinhoff International Holdings, Ltd. *	10,553	18,395
Steinway Musical Instruments, Inc. *	100	1,070
Steven Madden, Ltd. *	400	10,180
Stockmann Oyj Abp, Series B	271	5,757
Sugi Pharmacy Company, Ltd.	400	8,229
Sumitomo Corp.	5,400	54,607
Sumitomo Rubber Industries, Inc.	1,500	12,006
Sumitomo Warehouse Company, Ltd.	3,000	13,511
Sun International, Ltd.	1,358	13,450
Sundrug Company, Ltd.	400	8,856
Superior Industries International, Inc.	900	12,690
Susser Holdings Corp. *	200	2,238
Suzuki Motor Corp.	1,600	35,777
Swatch Group AG, BR shares	191	30,713
Swatch Group AG	246	8,066
Systemax, Inc. *	700	8,337
TABCORP Holdings, Ltd.	4,305	24,774
Tainan Spinning Company, Ltd.	25,000	8,351
Taiwan Tea Corp. *	25,000	13,877

The accompanying notes are an integral part of the financial statements.

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Takashimaya Company, Ltd.	3,000	$23,571
Takata Corp.	200	3,145
Talbots, Inc.	200	1,080
Target Corp.	8,300	327,601
Tata Motors, Ltd., SADR * (a)	2,700	23,004
Tattersall’s, Ltd.	9,752	20,004
Taylor Woodrow PLC *	6,648	3,671
Tech Data Corp. *	1,200	39,252
Teco Electric & Machinery Company, Ltd.	20,000	7,947
Teijin, Ltd.	9,000	28,907
Tempur-Pedic International, Inc.	800	10,456
Tenneco, Inc. *	300	3,180
Texas Roadhouse, Inc., Class A *	1,200	13,092
Texwinca Holdings, Ltd.	12,000	9,416
The Buckle, Inc. (a)	750	23,827
The Cheesecake Factory, Inc. *	1,400	24,220
The Dress Barn, Inc. * (a)	1,600	22,880
The Gap, Inc.	6,028	98,859
The Jean Coutu Group (PJC), Inc., Class A *	1,500	12,599
The Men’s Wearhouse, Inc. (a)	1,300	24,934
The Pep Boys - Manny, Moe & Jack	1,100	11,154
The Steak & Shake Company *	1,700	14,858
The Toro Company	600	17,940
The Wet Seal, Inc., Class A *	2,000	6,140
The Yokohama Rubber Company, Ltd.	2,000	9,850
Thomas Cook Group PLC	3,763	12,762
Thor Industries, Inc.	1,100	20,207
Tiffany & Company (a)	1,100	27,896
Tim Hortons, Inc.	1,400	34,207
Timberland Company, Class A *	800	10,616
Titan International, Inc.	125	934
Titan Machinery, Inc. *	800	10,152
TiVo, Inc. *	1,700	17,816
TJX Companies, Inc.	3,465	109,009
Tod’s SpA	254	14,513
Tofas Turk Otomobil Fabrik AS	5,224	9,096
Toho Company, Ltd.	500	8,139
Tokai Rika Company, Ltd.	600	9,505
Tokyo Dome Corp.	3,000	10,111
Tokyo Style Company, Ltd.	1,000	7,936
Toll Brothers, Inc. *	2,900	49,213
Topre Corp.	1,100	8,967
Toray Industries, Inc.	5,000	25,390
Toto, Ltd.	2,000	13,943
Toyobo Company, Ltd.	10,000	16,241
Toyoda Gosei Company, Ltd.	600	16,081
Toyota Auto Body Company, Ltd.	600	10,913
Toyota Motor Corp.	6,400	483,392
Toyota Tsusho Corp.	2,000	29,486
Tractor Supply Company *	600	24,792
True Religion Apparel, Inc. *	400	8,920
Truworths International, Ltd.	3,324	15,972
TRW Automotive Holdings Corp. *	2,600	29,380
Tsuruha Holdings, Inc.	300	9,012
TUI AG *	2,754	20,353
TUI Travel PLC	4,353	16,643
UAL Corp. * (a)	2,800	$8,932
Ulta Salon, Cosmetics & Fragrance, Inc. *	900	10,008
UMW Holdings BHD	7,700	13,026
Under Armour, Inc., Class A * (a)	600	13,428
Unifi, Inc. *	500	710
Unifirst Corp.	400	14,868
Uni-Select, Inc.	200	4,245
United Stationers, Inc. *	500	17,440
Universal Electronics, Inc. *	100	2,017
UNY Company, Ltd.	2,000	17,014
Urban Outfitters, Inc. *	1,500	31,305
Urbi Desarrollos Urbanos SA de CV *	6,600	10,024
US Airways Group, Inc. *	1,300	3,159
USS Company, Ltd.	210	10,775
Vail Resorts, Inc. *	900	24,138
Valeo SA *	771	14,228
Valora Holding AG	66	11,974
VF Corp.	1,900	105,165
Virgin Blue Holdings, Ltd. *	7,677	1,935
Volcom, Inc. *	700	8,750
Volkswagen AG	125	42,315
WABCO Holdings, Inc.	800	14,160
Wacoal Corp.	1,000	12,526
Walgreen Company	11,020	323,988
Wal-Mart de Mexico SA de CV, Series V	11,400	33,806
Wal-Mart Stores, Inc.	17,759	860,246
Walt Disney Company	15,419	359,725
Warnaco Group, Inc. *	800	25,920
Warner Music Group Corp. *	2,600	15,210
Watami Company, Ltd.	400	7,809
Watsco, Inc.	400	19,572
Weichai Power Company, Ltd.	3,000	10,109
Wendy’s/Arby’s Group, Inc.	7,504	30,016
Wesco International, Inc. *	800	20,032
WH Smith PLC	730	5,035
Whirlpool Corp.	1,300	55,328
Whitbread PLC	2,425	32,641
William Hill PLC	6,637	21,611
Williams-Sonoma, Inc. (a)	1,500	17,805
Wincanton PLC	620	1,983
Winnebago Industries, Inc.	400	2,972
WMS Industries, Inc. *	900	28,359
Wolseley PLC *	2,400	45,882
Wolverine World Wide, Inc.	659	14,538
Woolworths Holdings, Ltd.	7,995	13,443
World Fuel Services Corp.	600	24,738
Wyndham Worldwide Corp.	3,300	39,996
Wynn Resorts, Ltd. * (a)	1,100	38,830
Xebio Company, Ltd.	500	10,868
Yamada Denki Company, Ltd.	470	27,307
Yamaha Corp.	1,700	21,116
Yamaha Motor Company, Ltd.	2,600	28,714
Yoshimoto Kogyo Company, Ltd.	700	6,949
Yue Yuen Industrial Holdings, Ltd.	7,000	15,684
Yulon Motor Company, Ltd.	11,000	10,408
Yulon Nissan Motor Company, Ltd.	5,000	9,627

The accompanying notes are an integral part of the financial statements.

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Yum! Brands, Inc.	3,900	$130,026
Zale Corp. *	300	1,032
Zumiez, Inc. *	300	2,403

		18,503,469

Consumer, Non-cyclical - 12.89%
A.G. Barr PLC	489	10,023
AarhusKarlshamn AB	600	7,560
Aaron, Inc., Class B	900	26,838
Abaxis, Inc. *	200	4,108
ABB Grain, Ltd.	1,905	14,222
Abbott Laboratories	6,844	321,942
Abertis Infraestructuras SA	1,798	33,866
Abiomed, Inc. *	200	1,764
ABM Industries, Inc.	1,100	19,877
Abraxis BioScience, Inc. *	200	7,372
Accelrys, Inc. *	1,100	6,501
Accenture, Ltd., Class A	5,200	173,992
Accuray, Inc. *	300	2,001
Acorda Therapeutics, Inc. *	500	14,095
Actelion, Ltd. *	592	31,044
Adcock Ingram Holdings, Ltd.	524	2,897
Adecco SA	842	35,162
Aderans Company, Ltd.	200	2,355
Administaff, Inc.	300	6,981
Affymax, Inc. *	500	9,215
Affymetrix, Inc. *	1,200	7,116
Aggreko PLC	2,431	20,756
Air Methods Corp. *	100	2,736
Ajinomoto Company, Inc.	7,000	55,315
Alapis Holding Industrial & Commercial SA	9,369	13,153
Alberto-Culver Company	1,700	43,231
Alexion Pharmaceuticals, Inc. *	800	32,896
Alfresa Holdings Corp.	400	18,411
Alico, Inc. (a)	100	3,002
Align Technology, Inc. *	1,300	13,780
Alkermes, Inc. *	1,600	17,312
Allergan, Inc.	2,700	128,466
Alliance Data Systems Corp. * (a)	1,000	41,190
Alliance Imaging, Inc. *	200	1,466
Alliance One International, Inc. *	2,600	9,880
Allos Therapeutics, Inc. *	300	2,487
Almost Family, Inc. *	100	2,611
Alnylam Pharmaceuticals, Inc. *	700	15,589
Altria Group, Inc.	17,964	294,430
AMAG Pharmaceuticals, Inc. *	300	16,401
Amedisys, Inc. *	500	16,510
American Banknote SA	200	1,526
American Dental Partners, Inc. *	200	1,814
American Italian Pasta Company, Class A *	300	8,742
American Medical Systems Holdings, Inc. *	1,000	15,800
AMERIGROUP Corp. *	1,000	26,850
AmerisourceBergen Corp.	2,400	42,576
Amgen, Inc. *	4,828	255,594
AMN Healthcare Services, Inc. *	400	2,552
Amorepacific Corp.	25	13,403
AmSurg Corp. *	700	15,008
Amvig Holdings, Ltd.	4,000	$2,588
Amylin Pharmaceuticals, Inc. *	2,300	31,050
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	9,507
Anadys Pharmaceuticals, Inc. *	1,300	2,418
Andersons, Inc.	100	2,994
AngioDynamics, Inc. *	200	2,654
Anhanguera Educacional Participacoes SA *	800	7,267
Anheuser-Busch InBev NV	3,110	112,590
Anika Therapeutics, Inc *	1,000	4,750
Apollo Group, Inc., Class A *	800	56,896
Arbitron, Inc.	200	3,178
Archer-Daniels-Midland Company	7,112	190,388
Arena Pharmaceuticals, Inc. *	600	2,994
Ariake Japan Company, Ltd.	500	7,744
Arqule, Inc. *	600	3,684
Aryzta AG *	1,127	36,252
Asahi Breweries, Ltd. (a)	2,600	37,337
Asia Food & Properties, Ltd. *	9,000	1,558
Asiatic Development BHD	5,000	7,807
Aspen Pharmacare Holdings, Ltd. *	2,184	15,512
Assisted Living Concepts, Inc. *	360	5,238
Associated British Foods PLC	2,912	36,575
Assura Group, Ltd. *	5,036	2,663
Astellas Pharmaceuticals, Inc.	1,900	67,116
Astra Agro Lestari Tbk PT	2,000	3,286
AstraZeneca PLC, SADR	5,000	220,700
athenahealth, Inc. *	500	18,505
Atria PLC	525	7,410
ATS Medical, Inc. *	1,700	5,593
Autostrade SpA	1,670	33,798
Auxilium Pharmaceuticals, Inc. *	500	15,690
Avery Dennison Corp.	1,400	35,952
Avis Budget Group, Inc. *	2,200	12,430
Avon Products, Inc.	3,600	92,808
AWB, Ltd.	3,762	3,554
Axfood AB	100	2,168
B&G Foods, Inc.	300	2,523
Babcock International Group PLC	2,859	22,670
Bachem Holding AG	51	3,167
Balrampur Chini Mills, Ltd.	5,350	11,907
Bangkok Dusit Medical Service PCL	12,200	8,129
Bankrate, Inc. *	200	5,048
Bare Escentuals, Inc. *	1,400	12,418
Baron de Ley SA *	66	2,553
Barrett Business Services, Inc.	1,000	10,500
Barry Callebaut AG *	20	10,921
Basilea Pharmaceutica AG *	119	10,188
Bavarian Nordic A/S *	150	5,298
Baxter International, Inc.	2,900	153,584
Beckman Coulter, Inc.	900	51,426
Becton, Dickinson & Company	2,100	149,751
Beiersdorf AG	429	20,223
Benesse Corp.	400	15,987
BIM Birlesik Magazalar AS	359	12,564
Bio Reference Labs, Inc. *	300	9,483
Biocryst Pharmaceuticals, Inc. *	1,300	5,239

The accompanying notes are an integral part of the financial statements.

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Biodel, Inc. *	1,100	$5,676
BioMarin Pharmaceutical, Inc. *	1,300	20,293
BioMimetic Therapeutics, Inc. *	600	5,544
Biotest AG	188	9,909
Biovail Corp.	1,500	20,144
Bisi International PT *	47,500	8,622
Blue Nile, Inc. *	300	12,897
Blyth, Inc.	250	8,197
Bongrain SA *	43	2,413
Boston Beer Company, Inc. *	100	2,959
Boston Scientific Corp. *	20,716	210,060
Bowne & Company, Inc.	205	1,335
Brambles, Ltd.	6,902	33,019
Bristol-Myers Squibb Company	17,175	348,824
British American Tobacco Malaysia BHD	800	10,175
British American Tobacco PLC	963	26,603
British American Tobacco PLC	3,400	189,720
Britvic PLC	1,286	5,910
Brookdale Senior Living, Inc.	1,500	14,610
Brown Forman Corp., Class B	450	19,341
Bruker BioSciences Corp. *	2,100	19,446
Brunel International NV	442	10,120
BTG PLC *	3,898	9,330
Bunge, Ltd.	1,200	72,300
Bunzl PLC	2,935	24,312
Bureau Veritas SA	318	15,686
C&C Group PLC - London Exchange	1,082	3,616
C.R. Bard, Inc.	500	37,225
Cadbury PLC, SADR	2,400	82,560
Cadence Pharmaceuticals, Inc. *	800	7,992
Calavo Growers, Inc.	600	11,898
Cal-Maine Foods, Inc.	200	4,992
Campbell Soup Company	1,544	45,424
Campofrio Alimentacion SA	807	7,191
Canada Bread Company, Ltd.	100	3,331
Cangene Corp. *	400	1,685
Cantel Medical Corp. *	200	3,246
Capella Education Company *	100	5,995
Capita Group PLC	5,366	63,261
Caraco Pharmaceutical Labs *	1,200	3,684
Cardiac Science Corp. *	1,200	4,824
Cardinal Health, Inc.	3,965	121,131
Cardiome Pharma Corp. *	300	1,143
Care UK PLC	700	3,522
Career Education Corp. *	1,400	34,846
Carl Zeiss Meditec AG	602	8,445
Carlsberg AS, B Shares	702	45,123
Carrefour SA	1,986	84,956
Casino Guichard-Perrachon SA	282	19,048
Catalyst Health Solutions, Inc. *	600	14,964
CBIZ, Inc. *	900	6,408
CDI Corp.	200	2,230
Celera Corp. *	2,300	17,549
Celesio AG	622	14,297
Celgene Corp. *	2,100	100,464
Centene Corp. *	812	16,224
Central Garden & Pet Company, Class A *	500	$4,925
Central Garden & Pet Company *	400	4,396
Cenveo, Inc. *	1,600	6,768
Cephalon, Inc. *	300	16,995
Cepheid, Inc. *	200	1,884
Cerebos Pacific, Ltd.	4,000	8,151
Cermaq ASA *	1,000	8,010
Chaoda Modern Agriculture Holdings, Ltd.	28,480	16,875
Charles River Laboratories International, Inc. *	900	30,375
Chattem, Inc. *	100	6,810
Chemed Corp.	200	7,896
China Agri-Industries Holdings, Ltd.	24,000	14,926
China Green Holdings, Ltd.	3,000	3,148
China Mengniu Dairy Company, Ltd. *	13,000	30,056
China Yurun Food Group, Ltd	10,000	15,057
Chiquita Brands International, Inc. *	500	5,130
Christian Dior SA	478	35,746
Chugai Pharmaceutical Company, Ltd.	900	17,147
Church & Dwight, Inc.	400	21,724
Cia Cervecerias Unidas SA, ADR	500	17,500
Cia de Concessoes Rodoviarias, ADR	1,100	17,644
Cintra Concesiones de Infraestructuras de
Transporte SA	2,613	16,250
Cipla, Ltd.	3,066	16,200
CJ CheilJedang Corp.	103	12,024
CJ Corp.	119	4,038
Clorox Company	700	39,081
Coca Cola Hellenic Bottling Company SA	1,000	20,300
Coca-Cola Amatil, Ltd.	2,844	19,702
Coca-Cola Central Japan Company, Ltd.	600	8,277
Coca-Cola Enterprises, Inc.	4,200	69,930
Cochlear, Ltd.	512	23,783
COFCO International, Ltd.	6,000	3,623
Coinstar, Inc. *	500	13,350
Colgate-Palmolive Company	4,228	299,089
Coloplast AS	150	10,335
Colruyt SA	117	26,700
Community Health Systems, Inc. *	1,700	42,925
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	400	15,384
Compass Diversified Trust	400	3,236
Compass Group PLC	12,965	73,058
ConAgra Foods, Inc.	5,000	95,300
Conceptus, Inc. *	200	3,380
CONMED Corp. *	600	9,312
Connaught PLC	406	2,512
ConnectEast Group	34,274	8,376
Consolidated Graphics, Inc. *	400	6,968
Constellation Brands, Inc., Class A *	3,101	39,321
Continucare Corp. *	3,000	6,990
Convergys Corp. *	2,400	22,272
Copeinca ASA *	1,400	4,801
Corinthian Colleges, Inc. *	1,400	23,702
Corn Products International, Inc.	1,500	40,185
Cornell Corrections, Inc. *	400	6,484
Corporate Executive Board Company	200	4,152
Corrections Corp. of America *	1,900	32,281

The accompanying notes are an integral part of the financial statements.

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
CorVel Corp. *	100	$2,277
Cosan SA Industria e Comercio *	1,300	9,553
Cosco Pacific, Ltd.	6,000	6,710
CoStar Group, Inc. *	300	11,961
Covance, Inc. *	1,100	54,120
Coventry Health Care, Inc. *	2,700	50,517
Covidien PLC *	116	4,343
CRA International, Inc. *	100	2,776
Cramo Oyj, Series B	941	9,455
Crucell NV *	396	9,526
Cryolife, Inc. *	300	1,662
CSL, Ltd.	1,983	51,252
Cubist Pharmaceuticals, Inc. *	900	16,497
Cutera, Inc. *	300	2,586
Cyberonics, Inc. *	200	3,326
Cynosure, Inc. *	500	3,825
Cypress Biosciences, Inc. *	500	4,710
Cytori Therapeutics, Inc. * (a)	1,700	6,137
Dai Nippon Printing Company, Ltd.	3,000	41,011
Daiichi Sankyo Company, Ltd.	2,800	50,103
Dainippon Sumitomo Pharma Company, Ltd.	1,000	8,739
Dairy Crest Group PLC	1,305	6,903
Daiseki Company, Ltd.	500	10,978
Danisco AS	624	24,483
Davide Campari Milano SpA	2,189	17,567
Davis Service Group PLC	980	5,391
DaVita, Inc. *	700	34,622
Dean Foods Company *	2,300	44,137
Del Monte Foods Company	3,100	29,078
Delhaize Group	1,000	70,480
Deluxe Corp.	800	10,248
Dendreon Corp. * (a)	1,100	27,335
DENTSPLY International, Inc. (a)	1,900	57,988
Det Ostasiatiske Kompagni AS	298	9,975
DeVry, Inc.	400	20,016
Diageo PLC, SADR	2,700	154,575
Diagnostic & Therapeutic Center of Athens
Hygeia SA	1,997	6,683
Diagnosticos da America SA *	900	15,800
Diamond Foods, Inc.	100	2,790
Dollar Financial Corp. *	100	1,379
Dollar Thrifty Automotive Group, Inc. *	600	8,370
Dong-A Pharmaceutical Company, Ltd.	162	11,023
Dr Pepper Snapple Group, Inc. *	4,600	97,474
Dr. Reddy’s Laboratories, Ltd., ADR	900	15,255
Dun & Bradstreet Corp.	600	48,726
Durect Corp. *	600	1,428
Duskin Company, Ltd. *	600	10,172
Dyax Corp. *	600	1,284
Dydo Drinco, Inc.	100	2,723
DynCorp International, Inc. *	800	13,432
Ebro Puleva SA	859	13,044
Edwards Lifesciences Corp. *	500	34,015
Egis Gyogyszergyar Nyrt.	119	10,741
Eisai Company, Ltd.	900	32,023
Elan Corp. PLC, SADR *	6,200	39,494
Electro Rent Corp.	200	$1,898
Elekta AB, Series B	1,152	16,928
Elizabeth Arden, Inc. *	200	1,746
Embotelladoras Arca SA de CV	4,800	11,300
Emergency Medical Services Corp., Class A *	100	3,682
Emergent Biosolutions, Inc. *	200	2,866
Emeritus Corp. *	200	2,642
Empire Company, Ltd.	200	7,273
Endo Pharmaceutical Holdings, Inc. *	1,900	34,048
Ennis Business Forms, Inc.	200	2,492
Enzo Biochem, Inc. *	1,300	5,759
Enzon Pharmaceuticals, Inc. *	700	5,509
Equifax, Inc.	2,200	57,420
Essilor International SA	1,229	58,670
Estee Lauder Companies, Inc., Class A	1,200	39,204
Euronet Worldwide, Inc. *	330	6,399
EV3, Inc. *	2,300	24,656
Evotec AG *	5,636	7,837
Exactech, Inc. *	100	1,450
Exelixis, Inc. *	900	4,383
Exlservice Holdings, Inc. *	500	5,605
Experian Group, Ltd.	6,287	47,116
Exponent, Inc. *	100	2,451
Express Scripts, Inc. *	2,100	144,375
Ezaki Glico Company, Ltd.	1,000	10,021
Facet Biotech Corp. *	260	2,415
FAES FARMA SA	465	2,827
Farmer Brothers Company	400	9,152
Financiere Marc de Lacharriere SA (Fimalac)	165	9,039
FirstService Corp. *	200	2,320
Fisher & Paykel Healthcare Corp.	6,267	11,795
Flowers Foods, Inc.	1,100	24,024
Fomento Economico Mexicano SA de CV,
SADR	1,100	35,464
Forest Laboratories, Inc. *	3,300	82,863
Forrester Research, Inc. *	300	7,365
Forth Ports PLC	298	4,664
Fortune Brands, Inc.	1,800	62,532
Fossil, Inc. *	1,200	28,896
Foster’s Group, Ltd.	13,857	57,434
Fraser and Neave, Ltd.	7,000	23,444
Fresenius AG	201	9,431
Fresenius Medical Care AG & Co KGaA	1,000	45,000
Fresenius SE	589	31,828
Fresh Del Monte Produce, Inc. *	1,400	22,764
FTI Consulting, Inc. *	500	25,360
Fuji Oil Company, Ltd.	400	4,657
G4S PLC	12,160	41,817
Galenica Holding AG	30	8,856
Garda World Security Corp. *	200	843
Gartner Group, Inc., Class A *	1,400	21,364
Gedeon Richter Rt.	161	28,907
General Mills, Inc.	1,500	84,030
Genmab A/S *	380	13,139
Genomic Health, Inc. *	500	8,665
Genoptix, Inc. *	300	9,597

The accompanying notes are an integral part of the financial statements.

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Gen-Probe, Inc. *	900	$38,682
Gentiva Health Services, Inc. *	400	6,584
Genus PLC	1,065	8,830
Genzyme Corp. *	2,954	164,449
George Weston, Ltd.	400	20,063
Geron Corp. * (a)	2,400	18,408
Getinge AB, Series B (a)	1,295	16,981
Gilead Sciences, Inc. *	7,700	360,668
GL Events SA *	168	2,830
GlaxoSmithKline PLC, ADR	8,900	314,526
Glenmark Pharmaceuticals, Ltd. *	334	1,519
Global Bio-Chem Technology
Group Company, Ltd.	10,000	1,788
Global Cash Access, Inc. *	400	3,184
Global Payments, Inc.	1,000	37,460
Goodman Fielder, Ltd.	19,860	20,802
GrainCorp., Ltd. *	308	1,792
Great Lakes Dredge & Dock Company	1,600	7,648
Great Wall Enterprise Company, Ltd.	8,000	8,413
Green Mountain Coffee Roasters, Inc. *	450	26,604
Greencore Group PLC, London	532	971
Greene King PLC	1,452	9,244
Greggs PLC	350	2,151
Grifols SA	1,108	19,596
Groupe DANONE	1,597	78,978
Groupe Steria SA	713	13,110
Gruma SA de CV, SADR *	200	786
Grupo Bimbo SA de CV	2,900	15,416
Grupo Continential SA de CV	8,200	14,291
Grupo Modelo SA *	2,000	7,144
GTx, Inc. *	600	5,538
Gudang Garam Tbk PT	10,500	12,891
Guyenne & Gascogne SA	102	8,866
H & R Block, Inc.	1,700	29,291
H&E Equipment Services, Inc. *	300	2,805
H. Lundbeck AS	487	9,277
H.J. Heinz Company	2,700	96,390
Haemonetics Corp. *	400	22,800
Hain Celestial Group, Inc. *	600	9,366
Hakon Invest AB	916	8,560
Halozyme Therapeutics, Inc. *	1,500	10,455
Hamburger Hafen und Logistik AG	130	5,019
Hanger Orthopedic Group, Inc. *	700	9,513
Hanmi Pharm Company, Ltd.	22	2,372
Hansen Natural Corp. *	900	27,738
Hap Seng Plantations Holdings BHD	12,000	7,287
Harashin Narus Holdings Company, Ltd.	400	3,977
Harvard Bioscience, Inc. *	1,500	5,925
Hays PLC	14,281	20,191
Health Management Associates, Inc., Class A *	4,100	20,254
Health Net, Inc. *	2,300	35,765
Healthcare Services Group, Inc.	600	10,728
Healthsouth Corp. *	1,700	24,548
Healthspring, Inc. *	600	6,516
Healthways, Inc. *	600	8,070
Heartland Payment Systems, Inc.	100	957
Heidrick & Struggles International, Inc.	100	$1,825
Heineken Holding NV	785	24,975
Heineken NV	1,894	70,370
Helen of Troy, Ltd. *	700	11,753
Hengan International Group Company, Ltd.	3,000	13,893
Henkel AG & Company KGaA	916	24,700
Henry Schein, Inc. *	1,600	76,720
Herbalife, Ltd.	1,000	31,540
Hershey Company	1,400	50,400
Hertz Global Holdings, Inc. * (a)	6,800	54,332
Hewitt Associates, Inc., Class A *	1,000	29,780
Hikma Pharmaceuticals PLC	623	4,821
Hill International, Inc. *	200	860
Hillenbrand, Inc.	1,000	16,640
Hill-Rom Holdings, Inc.	900	14,598
Hindustan Unilever, Ltd.	1,743	9,775
Hisamitsu Pharmaceutical Company, Inc.	300	9,319
Hite Brewery Company, Ltd.	40	4,920
Hite Holdings Company, Ltd.	51	1,253
Hi-Tech Pharmacal Company, Inc. *	200	1,780
HMS Holdings Corp. *	400	16,288
Hogy Medical Company, Ltd.	100	5,082
Hologic, Inc. *	4,700	66,881
Homeserve PLC	668	16,525
Hopewell Highway Infrastructure, Ltd.	600	334
Hormel Foods Corp.	1,700	58,718
Hospira, Inc. *	2,100	80,892
Hudson Highland Group, Inc. *	200	392
Human Genome Sciences, Inc. *	600	1,716
Humana, Inc. *	3,100	100,006
Huron Consulting Group, Inc. *	200	9,246
Husqvarna AB, B Shares *	3,585	19,686
ICF International, Inc. *	200	5,518
ICU Medical, Inc. *	200	8,230
Idenix Pharmaceuticals, Inc. *	400	1,472
IDEXX Laboratories, Inc. *	500	23,100
I-Flow Corp. *	500	3,470
IJM Plantations BHD	6,600	4,878
Illovo Sugar, Ltd.	1,419	5,158
Illumina, Inc. *	1,300	50,622
Immucor, Inc. *	600	8,256
Immunogen, Inc. *	500	4,305
Imperial Tobacco Group PLC	800	41,560
Imperial Tobacco Group PLC	5,453	141,828
Inageya Company, Ltd.	1,000	9,501
Incyte Corp. *	1,000	3,290
Indofood Agri Resources, Ltd. *	8,000	6,687
Indofood Sukses Makmur Tbk PT	31,000	5,680
Informatica Corp. *	1,400	24,066
Ingles Markets, Inc.	100	1,524
Inspire Pharmaceuticals, Inc. *	1,900	10,564
Integra LifeSciences Holdings Corp. *	300	7,953
Interactive Data Corp.	1,320	30,545
Intercell AG *	488	16,728
Intermediate Parfums, Inc.	200	1,468
Intermune, Inc. *	600	9,120

The accompanying notes are an integral part of the financial statements.

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Internet Brands, Inc., Class A *	1,400	$9,800
Intersections, Inc. *	1,300	6,032
Intertek Group PLC	1,429	24,639
Intuitive Surgical, Inc. *	400	65,464
Invacare Corp.	700	12,355
Inverness Medical Innovations, Inc. *	1,600	56,928
IOI Corp. BHD	11,500	15,420
IPC The Hospitalist Company *	400	10,676
Ipsen SA	190	8,306
Iron Mountain, Inc. *	2,575	74,031
Isis Pharmaceuticals, Inc. *	1,600	26,400
ITC, Ltd.	4,223	16,896
ITO EN, Ltd.	400	5,674
ITT Educational Services, Inc. *	300	30,198
J & J Snack Foods Corp.	190	6,821
J Sainsbury PLC	8,623	44,519
J.M. Smucker Company	2,200	107,052
Jackson Hewitt Tax Service, Inc.	100	626
Japan Tobacco, Inc.	18	56,105
Jarden Corp. *	1,700	31,875
JBS SA	2,700	9,687
Jeronimo Martins, SGPS SA	2,306	15,743
Johnson & Johnson	23,959	1,360,871
Kagome Company, Ltd.	1,000	16,545
Kaken Pharmaceutical Company, Ltd.	1,000	8,903
Kamigumi Company, Ltd.	3,000	25,254
Kao Corp.	2,000	43,587
Kellogg Company	3,228	150,328
Kelly Services, Inc., Class A	1,200	13,140
Kendle International, Inc. *	100	1,224
Kenexa Corp. *	600	6,942
Kensey Nash Corp. *	100	2,621
Kerry Group PLC	1,536	34,847
Kesko Oyj	774	20,518
Kforce, Inc. *	400	3,308
Kikkoman Corp.	2,000	20,020
Kimberly-Clark Corp.	2,000	104,860
Kindred Healthcare, Inc. *	100	1,237
Kinetic Concepts, Inc. * (a)	1,100	29,975
King Pharmaceuticals, Inc. *	4,000	38,520
Kirin Brewery Company, Ltd.	4,000	55,841
Kobayashi Pharmaceutical Company, Ltd.	200	7,578
Koninklijke Ahold NV	9,304	106,912
Korian *	370	8,584
Korn/Ferry International *	800	8,512
Kose Corp.	200	4,215
Kraft Foods, Inc., Class A	16,300	413,042
KT&G Corp.	465	26,264
K-V Pharmaceutical Company, Class A *	300	963
KWS Saat AG	30	5,392
Kyorin Company, Ltd.	1,000	15,164
Kyowa Hakko Kogyo Company, Ltd.	2,000	22,557
Laboratorios Almirall SA	481	5,342
Laboratory Corp. of America Holdings *	1,400	94,906
Lance, Inc.	400	9,252
Landauer, Inc.	300	18,402
Lannett Company, Inc. *	600	$4,110
Laurus NV *	951	4,115
Lavendon Group PLC	2,023	4,171
Learning Tree International, Inc. *	300	3,090
LECG Corp. *	400	1,304
Lender Processing Services, Inc.	1,000	27,770
LG Household & Health Care, Ltd.	46	7,792
LHC Group, Inc. *	200	4,442
Life Technologies Corp. *	3,000	125,160
LifePoint Hospitals, Inc. *	1,200	31,500
Ligand Pharmaceuticals, Inc., Class B *	3,600	10,296
Lincare Holdings, Inc. *	1,100	25,872
Lincoln Educational Services Corp. *	600	12,558
Lindt & Spruengli AG-REG	1	22,101
Lion Corp.	3,000	13,891
Lion Nathan, Ltd.	1,000	9,356
Live Nation, Inc. *	500	2,430
Loblaw Companies, Ltd.	800	23,901
Localiza Rent A Car SA	300	1,853
Loomis AB	280	2,790
L’Oreal SA	709	53,082
Lorillard, Inc.	1,400	94,878
Lotte Confectionery Company, Ltd.	5	3,924
Luminex Corp. *	400	7,416
Luxottica Group SpA *	390	8,111
Luxottica Group SpA *	400	8,312
M & F Worldwide Corp. *	500	10,000
MacDonald Dettwiler & Associates, Ltd. *	400	9,113
Magellan Health Services, Inc. *	500	16,410
MAKO Surgical Corp. * (a)	700	6,314
Mannatech, Inc.	400	1,320
Mannkind Corp. * (a)	900	7,479
Manpower, Inc.	1,400	59,276
Maple Leaf Foods, Inc.	400	3,006
Martek Biosciences Corp. *	300	6,345
Maruha Group, Inc.	3,000	4,491
Masimo Corp. *	700	16,877
Matrixx Initiatives, Inc. *	500	2,795
Maui Land & Pineapple, Inc. *	100	771
MAXIMUS, Inc.	200	8,250
Maxygen, Inc. *	300	2,016
McBride PLC	3,988	9,526
McCormick & Company, Inc.	1,200	39,036
McGrath Rentcorp	700	13,342
McKesson Corp.	3,000	132,000
MDS, Inc. *	2,500	13,132
Meda AB, Series A	2,924	20,138
Medarex, Inc. *	2,066	17,251
MedCath Corp. *	500	5,880
Medco Health Solutions, Inc. *	4,200	191,562
Medical Action, Inc. *	500	5,725
Mediceo Holdings Company, Ltd.	900	10,298
Medicines Company *	400	3,356
Medicis Pharmaceutical Corp., Class A	600	9,792
Medi-Clinic Corp., Ltd.	4,261	10,665
Medivation, Inc. *	500	11,205

The accompanying notes are an integral part of the financial statements.

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
MEDNAX, Inc. *	700	$29,491
Medtronic, Inc.	9,744	339,968
MEIJI Holdings Company, Ltd. *	500	20,095
Meitec Corp.	500	8,594
Merck & Company, Inc. (a)	18,300	511,668
Merck KGaA	358	36,498
Meridian Bioscience, Inc.	300	6,774
Merit Medical Systems, Inc. *	300	4,890
Mermaid Marine Australia, Ltd.	601	875
Metcash, Ltd.	7,274	25,190
Metro AG	743	35,517
Metro, Inc.	900	29,418
Michael Page International PLC	1,081	4,264
Midas, Inc. *	200	2,096
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	8,102
Millipore Corp. *	700	49,147
Miraca Holdings, Inc.	700	17,116
Mitsui Fudosan Company, Ltd.	4,000	69,299
Mochida Pharmaceutical Company, Ltd.	1,000	9,605
Molina Healthcare, Inc. *	600	14,352
Molson Coors Brewing Company, Class B	1,800	76,194
Momenta Pharmaceuticals, Inc. *	200	2,406
Monro Muffler Brake, Inc.	200	5,142
Moody’s Corp.	2,600	68,510
Morinaga Milk Industry Company, Ltd.	3,000	11,503
Morningstar, Inc. * (a)	800	32,984
Mouchel Parkman PLC	373	1,014
Multi-Color Corp.	100	1,226
Mundra Port and Special Economic Zone, Ltd.	820	10,435
Mvelaphanda Group, Ltd.	10,184	5,941
Mylan, Inc. *	3,200	41,760
Myriad Genetics, Inc. *	1,000	35,650
Myriad Pharmaceuticals, Inc. *	250	1,162
Nabi Biopharmaceuticals *	400	968
Namyang Dairy Products Company, Ltd.	17	6,499
Nash Finch Company	200	5,412
National Beverage Corp. *	251	2,673
National Healthcare Corp.	100	3,794
Natura Cosmeticos SA	1,100	14,517
Natus Medical, Inc. *	500	5,770
Navigant Consulting Company *	1,000	12,920
NBTY, Inc. *	900	25,308
Nektar Therapeutics *	1,000	6,480
Neogen Corp. *	100	2,898
Nestle Malaysia BHD *	900	8,005
Nestle SA	13,658	515,469
Netflix, Inc. *	900	37,206
Network Healthcare Holdings, Ltd. *	10,169	12,821
Neurocrine Biosciences, Inc. *	1,600	5,168
NeurogesX, Inc. *	900	5,076
NeuroSearch A/S *	72	1,460
NICHIREI Corp.	2,000	7,833
Nihon Kohden Corp.	400	5,244
Nippon Meat Packers, Inc.	2,000	25,223
Nippon Shinyaku Company, Ltd.	1,000	11,454
Nippon Suisan Kaisha, Ltd.	1,200	3,144
Nipro Corp.	1,000	$20,438
Nissha Printing Company, Ltd.	300	14,399
Nisshin Seifun Group, Inc.	1,000	11,872
Nissin Food Products Company, Ltd.	600	18,177
Nissui Pharmaceutical Company, Ltd.	500	4,245
Nobel Biocare Holding AG, Series BR	1,270	27,841
Northern Foods PLC	2,299	1,970
Novartis AG, SADR	8,600	350,794
Noven Pharmaceuticals, Inc. *	500	7,150
Novo Nordisk A/S	1,700	92,582
Novozymes AS, B Shares	250	20,320
NPS Pharmaceuticals, Inc. *	400	1,864
Nutraceutical International Corp. *	500	5,195
Nutreco Holding NV	446	17,405
Nuvasive, Inc. * (a)	700	31,220
Obagi Medical Products, Inc. *	300	2,187
Obrascon Huarte Lain Brasil SA	200	2,224
Odyssey Healthcare, Inc. *	600	6,168
Olam International, Ltd.	7,000	11,704
Omega Pharma SA	224	7,433
Omnicare, Inc.	2,200	56,672
On Assignment, Inc. *	1,500	5,865
OncoGenex Pharmaceutical, Inc. *	300	6,564
Ono Pharmaceutical Company, Ltd.	600	26,546
Onyx Pharmaceuticals, Inc. *	700	19,782
OPG Groep NV	313	3,978
Optimer Pharmaceuticals, Inc. *	600	8,982
OraSure Technologies, Inc. *	600	1,482
Orell Fuessli Holding AG	57	7,558
Oriflame Cosmetics AB	528	23,005
Oriola-KD Oyj	3,601	13,967
Orion Corp.	57	9,828
Orion Oyj, Series A	779	12,230
Orion Oyj, Series B	915	14,356
Orkla ASA (a)	4,400	32,054
Orthovita, Inc. *	600	3,090
OSI Pharmaceuticals, Inc. * (a)	400	11,292
Osiris Therapeutics, Inc. *	500	6,715
Osteotech, Inc. *	400	1,760
Overhill Farms, Inc. *	1,000	5,270
Overstock.com, Inc. *	100	1,196
Pacific Brands, Ltd.	5,817	3,965
Pacific Corp.	81	7,434
Palomar Medical Technologies, Inc. *	100	1,466
Pan Fish ASA *	44,000	29,667
Par Pharmaceutical Companies, Inc. *	1,100	16,665
Parexel International Corp. *	1,100	15,818
Parkway Holdings, Ltd.	9,000	10,346
Parmalat SpA	26,579	64,225
Patterson Companies, Inc. *	1,600	34,720
Paychex, Inc.	3,065	77,238
PDI, Inc. *	300	1,230
PDL BioPharma, Inc.	2,500	19,750
Peets Coffee & Tea, Inc. *	100	2,520
Penauille Polyservices SA	416	1,101
PepsiAmericas, Inc.	1,271	34,076

The accompanying notes are an integral part of the financial statements.

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
PepsiCo, Inc.	8,189	$450,067
Perdigao SA, SADR *	400	15,272
Perdigao SA *	200	3,828
Pernod-Ricard SA (a)	1,373	86,681
Perrigo Company	1,000	27,780
PetMed Express, Inc. *	300	4,509
Pfizer, Inc. (a)	40,634	609,510
Pharmaceutical Product Development, Inc.	800	18,576
Pharmaxis, Ltd. *	6,309	12,225
PharMerica Corp. *	300	5,889
PHH Corp. *	1,200	21,816
Philip Morris International, Inc.	16,707	728,759
Phonak Holding AG	337	27,426
Piramal Healthcare, Ltd.	649	4,201
PLUS Expressways BHD	10,000	9,093
Poyry Oyj	603	8,554
POZEN, Inc. *	1,300	9,984
PPB Group BHD	3,600	11,857
Premier Foods PLC	51,558	31,233
Pre-Paid Legal Services, Inc. *	300	13,077
Prestige Brands Holdings, Inc. *	1,300	7,995
Primary Health Care, Ltd.	3,150	13,302
Procter & Gamble Company	13,574	693,631
Progenics Pharmaceuticals, Inc. *	200	1,030
Programmed Maintenance Services, Ltd.	3,149	6,935
Providence Service Corp. *	500	5,475
PSS World Medical, Inc. *	900	16,659
Psychiatric Solutions, Inc. *	500	11,370
PZ Cussons PLC	1,458	4,766
Q.P. Corp.	900	9,378
Qiagen AG *	1,865	34,616
Qinetiq PLC	11,015	26,065
Quanta Services, Inc. *	3,400	78,642
Quest Diagnostics, Inc.	1,600	90,288
Quidel Corp. *	800	11,648
R.R. Donnelley & Sons Company	1,900	22,078
Ralcorp Holdings, Inc. *	800	48,736
Ramirent Oyj	239	1,471
Ranbaxy Laboratories, Ltd. *	2,478	12,575
Randstad Holdings NV *	1,047	29,063
Rank Group PLC *	1,980	2,089
Reckitt Benckiser PLC	2,535	115,530
Recordati SpA	1,275	7,895
Regeneron Pharmaceuticals, Inc. *	1,100	19,712
RehabCare Group, Inc. *	600	14,358
Remy Cointreau SA	389	14,103
Rent-A-Center, Inc. *	1,400	24,962
Rentokil Initial PLC	29,942	44,186
Repros Therapeutics, Inc. *	100	719
Res-Care, Inc. *	700	10,010
ResMed, Inc. *	1,000	40,730
Resources Connection, Inc. *	700	12,019
Revlon, Inc. *	300	1,632
Reynolds American, Inc.	3,200	123,584
Rhoen-Klinikum AG	850	18,795
Rigel Pharmaceuticals, Inc. *	100	1,212
Ritchie Bros. Auctioneers, Inc.	700	$16,430
Robert Half International, Inc.	1,600	37,792
Roche Holdings AG CHF	100	14,229
Roche Holdings AG - Genusschein	2,499	339,986
Rohto Pharmaceutical Company, Ltd.	1,000	11,282
Rollins, Inc.	1,600	27,696
RPS Group PLC	1,673	5,517
RSC Holdings, Inc. *	1,400	9,408
RTI Biologics, Inc. *	1,400	6,006
Ruchi Soya Industries, Ltd.	3,000	2,507
Ruddick Corp.	700	16,401
Russ Berrie & Company, Inc. *	200	782
SABMiller PLC	6,486	132,037
Safeway, Inc.	4,700	95,739
Safilo Group SpA *	2,468	1,538
SAIC, Inc. *	2,675	49,621
Salix Pharmaceuticals, Ltd. *	700	6,909
Sanderson Farms, Inc.	200	9,000
Sangamo Biosciences, Inc. *	1,500	7,410
Sanofi-Aventis SA, ADR	7,500	221,175
Sanofi-Aventis SA	585	34,405
Santen Pharmaceutical Company, Ltd.	400	12,166
Sao Martinho SA *	500	4,210
Sapporo Holdings, Ltd.	2,000	11,407
Saputo, Inc.	1,100	22,952
Sara Lee Corp.	8,900	86,864
Savient Pharmaceuticals, Inc. *	200	2,772
Savills PLC	3,206	15,148
Schering-Plough Corp.	5,904	148,308
Seattle Genetics, Inc. *	1,400	13,608
Securitas AB, Series B (a)	1,400	11,916
Sepracor, Inc. *	1,700	29,444
Sequenom, Inc. * (a)	800	3,128
Serco Group PLC	4,715	32,758
Service Corp. International	3,200	17,536
Shenzhen International Holdings, Ltd.	45,000	3,071
Shimadzu Corp.	3,000	23,954
Shionogi & Company, Ltd.	1,000	19,318
Shire Pharmaceuticals Group PLC, ADR	1,100	45,628
Shiseido Company, Ltd.	2,000	32,724
Shoprite Holdings, Ltd.	2,385	17,043
Shree Renuka Sugars, Ltd.	4,773	14,019
Shutterfly, Inc. *	600	8,370
Sigma Pharmaceuticals, Ltd.	15,149	14,733
Sino Biopharmaceutical, Ltd.	64,000	10,971
Sirona Dental Systems, Inc. *	600	11,994
Sixt AG *	395	9,563
Skilled Healthcare Group, Inc. *	900	6,750
Sligro Food Group NV	122	3,211
Smart Balance, Inc. *	1,800	12,258
Smith & Nephew PLC	1,500	55,890
Smithfield Foods, Inc. * (a)	2,500	34,925
Snow Brand Milk Products Company, Ltd.	2,500	7,685
Societe BIC SA	221	12,693
Societe Generale de Surveillance Holdings AG	38	47,187
Sohgo Security Services Company, Ltd.	1,000	10,518

The accompanying notes are an integral part of the financial statements.

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Somanetics Corp. *	300	$4,953
Sonic Healthcare, Ltd.	2,607	25,810
SonoSite, Inc. *	300	6,018
SOS Cuetara SA *	665	3,214
Sotheby’s (a)	1,100	15,521
Southern Cross Healthcare, Ltd. *	1,847	4,328
Souza Cruz SA	400	11,395
Spar Group, Ltd.	1,244	9,161
Spartan Stores, Inc.	200	2,482
Spectrum Pharmaceuticals, Inc. *	1,100	8,415
SSL International PLC	2,303	19,663
St. Jude Medical, Inc. *	1,590	65,349
Stada Arzneimittel AG	532	13,325
Stallergenes SA	185	12,235
Standard Parking Corp. *	200	3,258
Stantec, Inc. *	200	4,813
StarTek, Inc. *	800	6,416
STERIS Corp.	544	14,188
Sterling Biotech, Ltd.	2,768	6,602
Stewart Enterprises, Inc., Class A	800	3,856
Sthree PLC	3,291	9,821
Straumann Holding AG	53	9,671
Strayer Education, Inc.	100	21,811
Stryker Corp.	3,428	136,229
Suedzucker AG	616	12,529
Sun Healthcare Group, Inc. *	900	7,596
Sun Pharmaceutical Industries, Ltd.	351	8,006
Sunrise Senior Living, Inc. *	300	495
Super-Sol, Ltd.	2,422	8,930
SUPERVALU, Inc.	4,100	53,095
SurModics, Inc. *	200	4,526
Suzuken Company, Ltd.	800	23,132
Swedish Match AB	1,600	26,008
Symmetry Medical, Inc. *	400	3,728
Synovis Life Technologies, Inc. *	100	2,077
Synta Pharmaceuticals Corp. *	300	693
Sysco Corp.	5,059	113,726
Sysmex Corp.	300	10,872
Taisho Pharmaceuticals Company, Ltd.	1,000	18,926
Taiwan Secom Company, Ltd.	6,000	9,252
Takeda Pharmaceutical Company, Ltd.	3,500	135,998
Tanabe Seiyaku Company, Ltd.	2,000	22,985
Tate & Lyle PLC	6,162	32,431
Team, Inc. *	100	1,567
Techne Corp.	600	38,286
Tejon Ranch Company *	300	7,947
TeleTech Holdings, Inc. *	1,200	18,180
Tenet Healthcare Corp. *	8,000	22,560
Terumo Corp.	800	35,216
Tesco PLC	30,199	176,018
Tetra Tech, Inc. *	1,000	28,650
Teva Pharmaceutical Industries, Ltd., SADR	3,925	193,660
The Advisory Board Company *	100	2,570
The Coca-Cola Company	19,679	944,395
The Cooper Companies, Inc.	1,100	27,203
The Ensign Group, Inc.	200	2,846
The Geo Group, Inc. *	1,300	$24,154
The Great Atlantic & Pacific Tea Company, Inc. *	1,500	6,375
The Kroger Company	3,159	69,656
The Scotts Company, Class A	1,100	38,555
The Standard Register Company	200	652
Theravance, Inc. *	600	8,784
Thoratec Corp. *	800	21,424
Ticketmaster Entertainment, Inc. *	120	770
Tiger Brands, Ltd.	1,427	26,697
Tingyi Cayman Islands Holding Corp.	16,000	26,402
TKC Corp.	400	7,666
TNS, Inc. *	400	7,500
TomoTherapy, Inc. *	2,100	5,775
Tootsie Roll Industries, Inc. (a)	411	9,326
Toppan Forms Company, Ltd.	800	10,244
Toppan Printing Company, Ltd.	5,000	50,247
Towa Pharmaceutical Company, Ltd.	200	10,030
Toyo Suisan Kaisha, Ltd.	1,000	20,639
Transcend Services, Inc. *	400	6,340
Transcontinental, Inc., Class A	500	3,834
Transurban Group, Ltd. *	5,224	17,397
Tree.com, Inc. *	20	192
TreeHouse Foods, Inc. *	600	17,262
Trimeris, Inc. *	500	1,010
Triple-S Management Corp. *	400	6,236
TrueBlue, Inc. *	1,300	10,920
Tsumura & Company, Ltd.	400	12,464
Tupperware Brands Corp.	1,000	26,020
Tyson Foods, Inc., Class A	5,600	70,616
UCB SA	1,007	32,280
UNI Charm Corp.	100	7,634
Unilever Indonesia Tbk PT	14,000	12,678
Unilever NV	4,720	113,911
Unilever PLC, SADR	4,300	101,050
Uni-President China Holdings, Ltd.	16,000	8,880
Uni-President Enterprises Corp.	17,350	17,813
United Drug PLC	3,819	10,609
United Natural Foods, Inc. *	700	18,375
United Rentals, Inc. *	300	1,947
United Spirits, Ltd.	164	2,976
United Therapeutics Corp. *	300	24,999
UnitedHealth Group, Inc.	7,100	177,358
Universal Corp.	400	13,244
Universal Health Services, Inc., Class B	800	39,080
Universal Technical Institute, Inc. *	300	4,479
USANA Health Sciences, Inc. *	100	2,973
USG People NV *	965	11,088
Valassis Communications, Inc. *	300	1,833
Valeant Pharmaceuticals International *	700	18,004
Valor Company, Ltd.	1,000	7,800
Varian Medical Systems, Inc. *	1,300	45,682
VCA Antech, Inc. *	1,400	37,380
Vector Group, Ltd.	1,010	14,433
Vertex Pharmaceuticals, Inc. *	1,800	64,152
Viad Corp.	400	6,888

The accompanying notes are an integral part of the financial statements.

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Vical, Inc. *	2,400	$6,504
Vilmorin & Compagnie SA	95	9,289
Vina Concha Y Toro SA, ADR (a)	300	10,632
ViroPharma, Inc. *	1,000	5,930
Visa, Inc.	3,900	242,814
Viscofan SA	232	4,953
VistaPrint, Ltd. *	700	29,855
Vital Images, Inc. *	100	1,135
VITAL KSK HOLDINGS, Inc. *	1,200	6,388
Vivus, Inc. *	900	5,472
Volcano Corp. *	300	4,194
W.S. Atkins PLC	1,648	16,188
Warner Chilcott, Ltd., Class A *	1,600	21,040
Watson Pharmaceuticals, Inc. *	1,900	64,011
Watson Wyatt Worldwide, Inc., Class A	700	26,271
WD-40 Company	300	8,700
Wei Chuan Food Corp. *	9,000	9,936
Weight Watchers International, Inc.	1,100	28,347
Weis Markets, Inc.	300	10,056
WellCare Health Plans, Inc. *	800	14,792
WellPoint, Inc. *	6,700	340,963
West Pharmaceutical Services, Inc.	500	17,425
Western Union Company	5,900	96,760
Whole Foods Market, Inc. (a)	2,500	47,450
William Morrison Supermarket PLC	18,894	73,622
Wilmar International, Ltd.	3,000	10,368
Winn-Dixie Stores, Inc. *	800	10,032
Wockhardt, Ltd. *	1,455	4,118
Woolworths, Ltd.	4,166	88,092
Wright Express Corp. *	500	12,735
Wright Medical Group, Inc. *	600	9,756
Wyeth	4,062	184,374
Xchanging PLC	4,028	11,917
XenoPort, Inc. *	500	11,585
Yakult Honsha Company, Ltd.	200	3,810
Yamazaki Baking Company, Ltd.	1,000	11,280
Young Innovations, Inc.	100	2,179
Ypsomed Holding AG *	2	134
Yuhan Corp.	97	14,224
Zeltia SA *	2,108	15,006
Zhejiang Expressway Company, Ltd., Class H	12,000	9,433
Zimmer Holdings, Inc. *	2,400	102,240
Zoll Medical Corp. *	600	11,604
Zymogenetics, Inc. *	2,200	10,120

		30,911,944

Diversified - 0.37%
Ackermans & Van Haaren NV	310	20,547
Aditya Birla Nuvo, Ltd.	491	8,896
Alfa SA de CV	1,400	3,944
Allied Group, Ltd.	2,000	4,721
Amalgamated Holdings, Ltd.	2,783	9,646
AVI, Ltd.	4,242	9,352
Barloworld, Ltd.	2,065	10,405
Beijing Enterprises Holdings, Ltd.	7,500	37,429
Bergman & Beving AB, Series B	25	215
Bidvest Group, Ltd.	1,720	21,579
Boustead Holdings BHD	6,500	$7,281
C C Land Holdings, Ltd.	7,000	4,486
China Merchants Holdings International Company, Ltd.	12,027	34,347
China Resources Enterprises, Ltd.	12,000	24,109
Citic Pacific, Ltd.	12,000	24,500
CITIC Resources Holdings, Ltd. *	11,500	3,253
DCC PLC	1,040	21,477
Dogan Sirketler Grubu Holdings AS *	10,683	7,746
Empresas Copec SA	2,526	30,094
Eriks Group NV	61	4,100
First Pacific Company	20,000	11,503
GEA Group AG	1,483	22,497
Gome Electrical Appliances Holdings, Ltd.	76,000	18,730
Grupo Carso SA de CV	5,300	14,248
GS Holdings Corp.	500	11,672
Guangdong Investment, Ltd.	34,000	15,778
Guangzhou Investment Company, Ltd.	48,423	10,680
Hunting PLC	1,995	14,782
Hutchison Whampoa, Ltd.	11,000	71,508
Imperial Holdings, Ltd.	1,333	10,130
Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV *	13,100	10,645
Imtech NV	426	8,292
Keppel Corp., Ltd.	5,000	23,738
KOC Holdings AS *	4,095	7,059
Leucadia National Corp. *	4,200	88,578
LG Corp.	304	14,459
LVMH Moet Hennessy SA	1,039	79,526
Mitie Group PLC	2,329	8,232
NWS Holdings, Ltd.	4,313	7,763
Ordina NV *	210	824
Quadrant AG *	93	7,532
Resource America, Inc.	565	3,040
Ruukki Group Oyj *	3,552	10,726
Schouw & Company A/S, Series B	100	1,735
SeAH Holdings Corp.	102	5,065
Shanghai Industrial Holdings, Ltd.	8,000	32,262
Sime Darby BHD	9,700	19,125
Viohalco SA *	1,796	11,635
Washington H Soul Pattinson & Company, Ltd.	1,874	16,153
Wendel	376	12,182
Wharf Holdings, Ltd.	7,000	29,638

		887,864

Energy - 6.77%
Acergy SA	1,854	18,308
Addax Petroleum Corp.	1,200	50,893
Allis-Chalmers Energy, Inc. *	200	462
Alon USA Energy, Inc.	1,300	13,455
Alpha Natural Resources, Inc. *	1,200	31,524
Anadarko Petroleum Corp.	6,900	313,191
Apache Corp.	3,700	266,955
Arch Coal, Inc.	1,900	29,203
Arena Resources, Inc. *	700	22,295
Arrow Energy NL *	10,137	28,846
Atlas America, Inc.	100	1,787

The accompanying notes are an integral part of the financial statements.

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
ATP Oil & Gas Corp. *	200	$1,392
Atwood Oceanics, Inc. *	1,100	27,401
Australian Worldwide Exploration, Ltd. *	6,149	12,682
Baker Hughes, Inc.	3,467	126,337
Bankers Petroleum, Ltd. *	700	1,198
Banpu PCL	1,300	12,817
Beach Petroleum, Ltd.	22,880	14,495
Berry Petroleum Company, Class A	900	16,731
BG Group PLC	13,294	223,365
Bill Barrett Corp. *	900	24,714
Birchcliff Energy, Ltd. *	1,700	8,842
BJ Services Company	5,300	72,239
Bourbon SA	664	26,100
BP PLC, SADR	10,700	510,176
BP PLC	11,293	89,363
BPZ Energy, Inc. *	200	978
Brigham Exploration Company *	200	698
Bumi Resources Tbk PT	163,500	29,622
Cabot Oil & Gas Corp.	1,900	58,216
Cairn Energy PLC *	1,223	47,248
Cairn India, Ltd. *	1,480	7,169
Cal Dive International, Inc. *	2,200	18,986
Calfrac Well Services, Ltd.	100	1,062
Callon Petroleum Company *	100	198
Caltex Australia, Ltd.	2,401	26,676
Calvalley Petroleums, Inc., Class A *	500	916
Cameron International Corp. *	2,800	79,240
Canadian Hydro Developers, Inc. *	800	2,565
Canadian Natural Resources, Ltd.	1,900	99,954
Carbo Ceramics, Inc. (a)	500	17,100
Carrizo Oil & Gas, Inc. * (a)	200	3,430
Cheniere Energy, Inc. *	700	2,058
Chesapeake Energy Corp.	7,100	140,793
Chevron Corp.	11,700	775,125
China Coal Energy Company, Series H	11,000	13,302
China Oilfield Services, Ltd., H Shares	10,000	10,788
China Petroleum & Chemical Corp., ADR - Hong Kong Exchange	800	60,688
China Shenhua Energy Company, Ltd.	11,500	41,905
China WindPower Group, Ltd. *	270,000	29,528
Cia Espanola de Petroleos SA	245	9,448
Cie Generale de Geophysique-Veritas *	928	16,753
Cimarex Energy Company	1,400	39,676
Clayton Williams Energy, Inc. *	100	1,887
Clean Energy Fuels Corp. * (a)	1,400	12,054
CMS Energy Corp.	2,300	27,784
CNOOC, Ltd., ADR	700	86,121
CNPC Hong Kong, Ltd.	30,000	25,126
CNX Gas Corp. *	900	23,643
Compagnie Generale de Geophysique-Veritas *	800	14,456
Complete Production Services, Inc. *	1,700	10,812
Compton Petroleum Corp. *	600	686
Comstock Resources, Inc. *	800	26,440
Comverge, Inc. *	500	6,050
Concho Resources, Inc. *	1,600	45,904
Connacher Oil & Gas, Ltd. *	1,300	1,028
ConocoPhillips Company	15,200	$639,312
CONSOL Energy, Inc.	1,500	50,940
Contango Oil & Gas Company *	300	12,747
Continental Resources, Inc. *	1,800	49,950
Cosmo Oil Company, Ltd.	4,000	13,556
Covanta Holding Corp. *	984	16,689
Crew Energy, Inc. *	300	1,341
Crosstex Energy, Inc.	100	416
CVR Energy, Inc. *	2,000	14,660
Dana Petroleum PLC *	944	21,819
Delek US Holdings, Inc.	1,200	10,176
Delta Petroleum Corp. *	400	772
Denbury Resources, Inc. *	4,400	64,812
Det Norske Oljeselskapb ASA *	4,000	5,016
Devon Energy Corp.	3,000	163,500
Diamond Offshore Drilling, Inc.	600	49,830
Dragon Oil PLC *	4,574	26,926
Dragon Oil PLC *	1,152	6,905
Dresser-Rand Group, Inc. *	1,400	36,540
Dril-Quip, Inc. *	700	26,670
Duke Energy Corp.	8,300	121,097
Eaga PLC	2,873	6,211
Eastern Star Gas, Ltd. *	13,898	8,907
EDF Energies Nouvelles, SA	301	14,952
El Paso Corp.	6,200	57,226
Enbridge, Inc.	1,728	59,960
EnCana Corp.	2,956	146,561
Encore Aquisition Company *	1,000	30,850
Energy World Corp., Ltd. *	24,742	12,473
Eni SpA, SADR (a)	5,300	251,273
ENSCO International, Inc.	2,100	73,227
Ensign Energy Services, Inc.	900	13,154
Entergy Corp.	900	69,768
EOG Resources, Inc.	2,800	190,176
EQT Corp.	1,400	48,874
Essar Oil Ltd *	1,027	3,284
Esso SAF	21	2,788
Etablissements Maurel et Prom SA	1,020	17,310
Evergreen Solar, Inc. *	800	1,736
EXCO Resources, Inc. *	2,200	28,424
Exterran Holdings, Inc. *	1,200	19,248
Exxon Mobil Corp.	23,270	1,626,806
Fairborne Energy, Ltd. *	400	1,272
Felix Resources, Ltd.	1,936	22,047
First Solar, Inc. *	700	113,484
Flint Energy Services, Ltd. *	200	1,986
Forest Oil Corp. *	1,700	25,364
Foundation Coal Holdings, Inc.	200	5,622
Fred Olsen Energy ASA	434	14,789
Frontier Oil Corp.	1,800	23,598
Fuelcell Energy, Inc. *	600	2,508
Fugro NV	632	26,243
Fushan International Energy Group, Ltd. *	16,000	8,954
FX Energy, Inc. *	1,300	4,927
Galleon Energy, Inc. *	300	1,096
Galp Energia SGPS SA	1,402	19,696

The accompanying notes are an integral part of the financial statements.

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
GeoMet, Inc. *	300	$330
Georesources, Inc. *	300	3,060
Global Industries, Ltd. *	2,900	16,414
GMX Resources, Inc. *	100	1,064
Goodrich Petroleum Corp. *	600	14,754
Grupa Lotos SA *	726	4,626
Gulf Islands Fabrication, Inc.	100	1,583
Gulfport Energy Corp. *	200	1,370
Halliburton Company	7,800	161,460
Headwaters, Inc. *	200	672
Helix Energy Solutions Group, Inc. *	400	4,348
Hellenic Petroleum SA	1,357	13,118
Helmerich & Payne, Inc.	1,900	58,653
Hercules Offshore, Inc. *	900	3,573
Hess Corp.	2,000	107,500
Hidili Industry International Development, Ltd. *	13,000	10,283
Highpine Oil & Gas, Ltd. *	2,200	8,303
Holly Corp.	800	14,384
Hornbeck Offshore Services, Inc. *	600	12,834
Husky Energy, Inc.	800	22,374
Idemitsu Kosan Company, Ltd.	200	17,100
Imperial Oil, Ltd.	900	34,912
Inpex Holdings, Inc.	3	23,896
International Coal Group, Inc. *	800	2,288
ION Geophysical Corp. *	400	1,028
Iteration Energy, Ltd. *	4,700	4,728
Ivanhoe Energy, Inc. *	900	1,377
James River Coal Company *	700	10,591
Japan Petroleum Exploration Company, Ltd.	200	11,035
JKX Oil & Gas PLC	308	1,045
John Wood Group PLC	3,912	17,246
Key Energy Services, Inc. *	2,700	15,552
Lufkin Industries, Inc.	200	8,410
Lundin Petroleum AB, Series A *	2,903	22,581
Lupatech SA *	100	1,262
MacArthur Coal, Ltd.	2,684	14,138
Maire Tecnimont SpA	3,578	11,694
Mangalore Refinery and Petrochemicals, Ltd. *	11,381	19,423
Marathon Oil Corp.	9,700	292,261
Mariner Energy, Inc. *	400	4,700
Massey Energy Company	1,500	29,310
Matrix Service Company *	100	1,148
McMoran Exploration Company * (a)	200	1,192
Medco Energi Internasional Tbk PT *	35,000	10,367
Melrose Resources PLC	307	1,319
MOL Magyar Olaj & Gazipari Rt.	595	36,643
Motor Oil Hellas Corinth Refineries SA	798	8,532
Murphy Oil Corp.	1,100	59,752
Nabors Industries, Ltd. *	5,100	79,458
National Fuel Gas Company	800	28,864
National Oilwell Varco, Inc. *	4,700	153,502
Natural Gas Services Group, Inc. *	100	1,330
Neste Oil Oyj	1,466	20,409
New Zealand Refining Company, Ltd.	2,796	12,352
Newfield Exploration Company *	2,300	75,141
Newpark Resources, Inc. *	1,011	2,881
Nexen, Inc.	3,222	$70,000
Niko Resources, Ltd.	400	27,511
Nippon Mining Holdings, Inc.	10,500	54,191
Nippon Oil Corp.	6,000	35,316
Noble Corp.	500	15,125
Noble Energy, Inc.	1,900	112,043
Norsk Hydro ASA *	6,500	33,537
NuVista Energy, Ltd. *	800	7,050
Occidental Petroleum Corp.	4,600	302,726
Oceaneering International, Inc. *	700	31,640
Oil & Natural Gas Corp., Ltd.	1,221	27,121
Oil Search, Ltd.	6,421	28,151
Oil States International, Inc. *	900	21,789
Oilexco, Inc. *	4,700	202
Omni Energy Services Corp. *	500	1,050
OMV AG	992	37,189
OPTI Canada, Inc. *	1,100	1,844
Origin Energy, Ltd.	3,142	36,972
PA Resources AB *	475	1,732
Panhandle Oil and Gas, Inc.	100	1,963
Parallel Petroleum Corp. *	200	388
Paramount Resources, Ltd. *	200	1,032
Parker Drilling Company *	2,500	10,850
Pason Systems, Inc.	1,200	9,667
Patterson-UTI Energy, Inc.	2,600	33,436
Peabody Energy Corp.	2,300	69,368
Penn Virginia Corp.	500	8,185
Petrobank Energy & Resources, Ltd. *	1,000	29,042
Petro-Canada	5,100	196,958
PetroChina Company, Ltd., Class H	92,000	101,495
PetroChina Company, Ltd., SADR	900	99,432
Petrofac, Ltd.	2,024	22,360
PetroHawk Energy Corp. *	3,500	78,050
Petroleo Brasileiro SA, ADR	4,800	196,704
Petroleo Brasileiro SA, SADR	6,600	220,176
Petroleum Development Corp. *	400	6,276
Petroleum Geo-Services ASA *	3,109	19,387
Petrolifera Petroleum, Ltd. *	400	980
Petrominerales, Ltd. *	900	10,136
Petronas Dagangan BHD	3,500	8,319
Petroplus Holdings AG *	644	10,676
Petroquest Energy, Inc. * (a)	200	738
Pioneer Drilling Company *	300	1,437
Pioneer Natural Resources Company	2,100	53,550
Plains Exploration & Production Company *	1,900	51,984
Polish Oil & Gas Company	5,354	6,854
Polski Koncern Naftowy Orlen SA	3,383	28,112
Premier Oil PLC *	388	6,991
Pride International, Inc. *	3,200	80,192
Progress Energy Resources Corp.	1,300	11,355
ProSafe ASA	954	4,797
Prosafe Production Public, Ltd. *	2,200	4,153
PTT Exploration & Production PCL	5,800	22,727
PTT PCL - Foreign Shares	3,700	25,412
Q-Cells AG *	211	4,314
Questar Corp.	3,100	96,286

The accompanying notes are an integral part of the financial statements.

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Quicksilver Resources, Inc. * (a)	2,800	$26,012
Range Resources Corp.	1,400	57,974
Reliance Industries, Ltd. *	2,569	108,629
Reliance Petroleum, Ltd. *	1,276	3,343
Renewable Energy Corp. AS *	350	2,737
Repsol YPF SA, ADR	900	20,124
Repsol YPF SA	2,142	48,034
Riversdale Mining, Ltd. *	685	2,906
Rosetta Resources, Inc. *	300	2,625
Rowan Companies, Inc.	1,900	36,708
Royal Dutch Shell PLC, ADR, Class B (a)	14,300	727,298
RPC, Inc.	1,400	11,690
Saipem SpA	1,592	38,861
Salamander Energy PLC *	742	2,381
SandRidge Energy, Inc. *	2,500	21,300
Santos, Ltd.	3,082	36,206
SapuraCrest Petroleum BHD *	18,400	8,054
Saras SpA	4,630	13,228
Sasol, Ltd., SADR	2,900	100,978
Savanna Energy Services Corp.	400	2,094
SBM Offshore NV	1,804	30,901
Schlumberger, Ltd.	10,200	551,922
Schoeller-Bleckmann Oilfield Equipment AG	46	1,683
SEACOR Holdings, Inc. *	300	22,572
SeaDrill, Ltd., GDR	2,900	41,670
Sechilienne-Sidec SA	293	10,163
Sevan Marine ASA * (a)	4,000	5,163
ShawCor, Ltd., Class A	600	10,384
Shell Refining Company Federation of Malaya BHD	2,800	8,363
Showa Shell Sekiyu K.K.	2,000	21,081
Singapore Petroleum Company, Ltd.	4,000	17,057
SK Corp.	331	27,589
SK Energy Company, Ltd.	323	25,802
Smith International, Inc.	4,000	103,000
Soco International PLC *	870	16,413
S-Oil Corp.	148	6,590
Solarworld AG	724	17,097
Southern Union Company	2,300	42,297
Southwestern Energy Company *	1,700	66,045
Spectra Energy Corp.	5,700	96,444
St. Mary Land & Exploration Company	500	10,435
StatoilHydro ASA, SADR	5,000	98,850
Stone Energy Corp. *	200	1,484
Storm Exploration, Inc. *	200	2,012
Straits Asia Resources, Ltd.	8,000	9,589
Subsea 7, Inc. *	1,400	14,352
Suncor Energy, Inc.	4,611	140,215
Sunoco, Inc.	1,800	41,760
SunPower Corp., Class A * (a)	200	5,328
Sunpower Corp., Class B * (a)	709	16,981
Superior Energy Services, Inc. *	1,400	24,178
Superior Well Services, Inc. *	600	3,570
Swift Energy Company *	200	3,330
T-3 Energy Services, Inc. *	100	1,191
Talisman Energy, Inc.	6,600	94,817
Technip SA	1,694	$83,269
Terna Energy SA	278	1,752
Tesco Corp. *	200	1,588
Tesoro Corp. (a)	2,600	33,098
TETRA Technologies, Inc. *	1,600	12,736
TGS Nopec Geophysical Company ASA *	1,000	9,922
Thai Oil PCL	7,000	7,294
Theolia SA *	179	784
Tidewater, Inc.	800	34,296
TonenGeneral Sekiyu K.K.	2,000	20,325
Total SA, SADR	10,200	553,146
Trans-Canada Corp.	2,467	66,429
Trican Well Service, Ltd.	1,500	12,922
Trinidad Drilling, Ltd.	2,100	8,883
TriStar Oil & Gas, Ltd. *	1,900	17,952
Tullow Oil PLC	4,533	70,131
Tupras Turkiye Petrol Rafine AS	1,188	14,414
UK Coal PLC *	640	1,322
Union Drilling, Inc. *	900	5,958
Unit Corp. *	1,000	27,570
UTS Energy Corp. *	2,400	3,239
VAALCO Energy, Inc. *	1,900	8,037
Valero Energy Corp.	3,700	62,493
Venoco, Inc. *	300	2,301
Venture Production PLC	606	8,107
Verenex Energy, Inc. *	300	1,547
Vero Energy, Inc. *	300	836
W&T Offshore, Inc.	500	4,870
Walter Energy, Inc.	900	32,616
Warren Resources, Inc. *	300	735
Weatherford International, Ltd. *	900	17,604
Wellstream Holdings PLC	551	4,658
Western Refining, Inc. *	900	6,354
Whiting Petroleum Corp. *	1,000	35,160
Willbros Group, Inc. *	600	7,506
Williams Companies, Inc.	2,400	37,464
Woodside Petroleum, Ltd.	1,736	60,155
XTO Energy, Inc.	3,900	148,746
Yanzhou Coal Mining Company, Ltd., Class H	4,000	5,504
Yanzhou Coal Mining Company, Ltd.	1,300	17,888

		16,237,614

Financial - 12.54%
1st Source Corp.	600	10,362
Aareal Bank AG *	1,065	11,798
Aberdeen Asset Management PLC	12,631	25,771
Abington Bancorp, Inc.	900	7,164
ABSA Group, Ltd.	1,681	24,016
Acom Company, Ltd.	310	7,737
Admiral Group PLC	1,381	19,828
Aegon NV	11,893	73,150
Aetna, Inc.	2,500	62,625
Affiliated Managers Group, Inc. *	500	29,095
AFLAC, Inc.	1,200	37,308
African Bank Investments, Ltd.	6,694	24,150
AGF Management, Ltd.	1,356	14,806
Agile Property Holdings, Ltd.	22,000	31,469

The accompanying notes are an integral part of the financial statements.

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Agricultural Bank of Greece SA *	2,722	$5,899
Aichi Bank, Ltd.	100	8,456
Aioi Insurance Company, Ltd.	2,000	9,092
Akbank AS	3,972	17,652
Akita Bank, Ltd.	3,000	11,397
Alleanza Assicurazioni SpA	3,887	26,764
Alleghany Corp. *	100	27,100
Allgreen Properties, Ltd.	11,000	7,596
Allianz SE	2,651	245,142
Allied Irish Banks PLC, SADR	1,000	4,760
Allied Properties HK, Ltd. *	20,000	2,629
Allied World Assurance Holdings, Ltd.	800	32,664
Allreal Holding AG	41	4,861
Allstate Corp.	5,800	141,520
Alpha Bank A.E. *	3,651	39,451
American Capital, Ltd. (a)	1,300	4,173
American Express Company	13,000	302,120
American Financial Group, Inc.	2,200	47,476
American National Insurance Company	500	37,790
American Physicians Capital, Inc.	300	11,748
American Safety Insurance Holdings, Ltd. *	400	5,444
AmeriCredit Corp. *	2,600	35,230
Ameriprise Financial, Inc.	4,000	97,080
Ameris Bancorp	200	1,264
Amerisafe, Inc. *	200	3,112
Amlin PLC	5,558	27,691
AMMB Holdings BHD	15,200	14,571
AMP, Ltd.	10,820	42,396
Amtrust Financial Services, Inc.	900	10,260
Anglo Irish Bank Corp. PLC *	3,621	869
Aomori Bank, Ltd.	1,000	3,882
Aon Corp.	1,200	45,444
Aozora Bank, Ltd.	7,000	10,757
April Group SA	269	8,986
Arch Capital Group, Ltd. *	800	46,864
Argo Group International Holdings, Ltd. *	700	19,754
Arrow Financial Corp.	200	5,400
Arthur J. Gallagher & Company	1,420	30,303
Ashmore Group PLC	2,022	6,296
Aspen Insurance Holdings, Ltd.	1,600	35,744
Asset Acceptance Capital Corp. *	200	1,538
Assicurazioni Generali SpA	3,590	74,926
Associated Banc Corp.	2,800	35,000
Associated International Hotels, Ltd. *	2,000	4,000
Assurant, Inc.	1,700	40,953
Assured Guaranty, Ltd.	1,400	17,332
Astoria Financial Corp.	900	7,722
Australia and New Zealand Banking Group, Ltd.	9,017	119,202
Australian Stock Exchange, Ltd.	838	24,897
Avatar Holdings, Inc. *	100	1,817
Aviva PLC	21,924	123,891
Awa Bank, Ltd.	2,000	11,590
Axa Asia Pacific Holdings, Ltd.	8,743	27,347
AXA Group SA	9,788	185,045
AXA-Sponsored ADR	300	5,688
Axis Bank, Ltd.	1,198	$20,575
Axis Capital Holdings, Ltd.	2,000	52,360
Azimut Holding SpA	1,428	13,538
Babcock & Brown Wind Partners, Ltd	6,731	6,215
Baloise Holding AG	753	55,898
Banca Carige SpA	7,025	19,312
Banca Intermobiliare SpA *	2,375	10,512
Banca Monte dei Paschi Siena SpA	29,221	47,199
Banca Popolare di Milano SpA	5,225	31,269
BancFirst Corp.	400	13,832
Banche Popolari Unite SpA	5,078	66,287
Banco Bilbao Vizcaya Argentaria SA, ADR	9,856	123,791
Banco Bilbao Vizcaya Argentaria SA	5,810	73,214
Banco BPI SA	4,926	12,578
Banco Bradesco SA, ADR	6,400	94,528
Banco Bradesco SA	3,800	46,523
Banco Comercial dos Acores SA	21,670	22,011
Banco Compartamos SA de CV, ADR	4,200	13,523
Banco de Chile	516	21,956
Banco de Sabadell SA	6,365	39,795
Banco de Valencia SA	1,769	17,169
Banco di Desio e della Brianza SpA	669	4,194
Banco do Brasil SA	1,500	16,213
Banco Espirito Santo SA	6,280	33,888
Banco Guipuzcoano SA	2,182	13,621
Banco Pastor SA	1,971	13,632
Banco Popolare Societa Cooperativa *	5,650	42,192
Banco Popular Espanol SA	6,001	52,512
Banco Santander Central Hispano SA	17,540	211,672
Banco Santander Central Hispano SA-Sponsored ADR	18,329	221,781
Banco Santander Chile SA, ADR	300	14,007
BancorpSouth, Inc. (a)	1,500	30,795
BancTrust Financial Group, Inc. (a)	900	2,700
Bangkok Bank PCL, Foreign Shares	2,900	9,461
Bangkok Bank PCL, NVDR	3,700	11,642
Bank Central Asia Tbk PT	60,000	20,687
Bank Coop AG	219	12,501
Bank Danamon Indonesia Tbk PT	28,995	13,624
Bank Handlowy w Warszawie SA	512	8,072
Bank Hapoalim, Ltd. *	9,449	24,983
Bank Leumi Le-Israel, Ltd. *	8,417	22,043
Bank Mandiri Tbk PT	33,500	10,329
Bank Mutual Corp.	1,200	10,464
Bank of America Corp.	21,745	287,034
Bank of Ayudhya PCL, NVDR	31,800	13,441
Bank of China, Ltd.	246,000	116,563
Bank of Communications Company, Ltd., Class H	33,000	36,877
Bank of East Asia, Ltd.	10,611	32,191
Bank of Florida Corp. *	700	2,205
Bank of Greece SA	162	9,536
Bank of Hawaii Corp.	500	17,915
Bank of Ireland *	2,000	19,080
Bank of Kyoto, Ltd.	3,000	27,732
Bank of Montreal	2,537	106,920
Bank of New York Mellon Corp.	12,950	379,564

The accompanying notes are an integral part of the financial statements.

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Bank of Nova Scotia	3,700	$138,120
Bank of Piraeus SA *	5,752	56,698
Bank of Queensland, Ltd.	2,410	17,565
Bank of Saga, Ltd.	3,000	10,216
Bank of the Ozarks, Inc.	200	4,326
Bank of the Ryukyus, Ltd. *	900	10,662
Bank Pan Indonesia Tbk PT *	104,500	6,736
Bank Pekao SA *	521	18,832
Bank Rakyat Indonesia Tbk PT	29,500	18,125
Bank Sarasin & Compagnie AG, Series B *	196	6,098
Bank Zachodni WBK SA *	124	3,522
BankFinancial Corp.	300	2,658
Bankinter SA, ADR	4,079	48,241
Banque Cantonale Vaudoise, Series B	51	16,088
Banque Nationale de Belgique	4	12,912
Barclays PLC, SADR	11,200	206,528
BB&T Corp.	3,700	81,326
Beazley PLC *	7,685	12,313
Bendigo Bank, Ltd.	1,983	11,091
Beneficial Mutual Bancorp, Inc. *	1,600	15,360
Berkshire Hill Bancorp, Inc.	200	4,156
Berner Kantonalbank	51	10,744
BlackRock, Inc.	400	70,168
BM&F BOVESPA SA	18,800	113,021
BNP Paribas SA (a)	4,872	316,163
BOC Hong Kong Holdings, Ltd.	13,500	23,897
BOK Financial Corp.	1,200	45,204
Bolsas y Mercados Espanoles	827	24,525
Boston Private Financial Holdings, Inc.	1,106	4,955
BR Malls Participacoes SA *	1,700	12,927
BRE Bank SA *	246	13,274
Brit Insurance Holdings PLC	5,430	16,931
Broadpoint Gleacher Securities, Inc. *	1,300	7,254
Broadridge Financial Solutions, Inc.	2,300	38,134
Brookline Bancorp, Inc.	900	8,388
Brown & Brown, Inc.	2,500	49,825
Busan Bank	2,120	14,462
Cabcharge Australia, Ltd.	479	1,986
Calamos Asset Management, Inc.	400	5,644
Canaccord Capital, Inc.	1,200	7,170
Canadian Imperial Bank of Commerce	1,300	65,170
Canadian Western Bank	1,000	14,564
Capital & Regional PLC	453	243
Capital City Bank Group, Inc.	200	3,370
Capital One Financial Corp.	1,800	39,384
Capital Southwest Corp.	100	7,235
Capitaland, Ltd.	12,000	30,477
Capitol Bancorp, Ltd. (a)	900	2,385
Capitol Federal Financial	900	34,497
Cass Information Systems, Inc.	100	3,274
Cathay Financial Holdings Company, Ltd.	26,450	38,858
Cathay General Bancorp	700	6,657
Cathay Real Estate Development Company, Ltd.	18,000	7,173
Catlin Group, Ltd.	4,951	26,227
CB Richard Ellis Group, Inc. *	4,200	39,312
Central Pacific Financial Corp.	200	$750
Challenger Financial Services Group, Ltd.	7,270	13,050
Chang Hwa Commercial Bank, Ltd.	29,000	12,618
Charles Schwab Corp.	9,900	173,646
Charter Hall Group, Ltd	32,534	13,549
Chemical Financial Corp.	600	11,946
Chesnara PLC	1,469	3,532
Cheung Kong Holdings, Ltd.	7,000	80,069
Chiba Bank, Ltd.	5,000	32,532
Chiba Kogyo Bank, Ltd. *	700	6,913
China CITIC Bank	50,929	33,210
China Construction Bank Corp.	221,000	170,574
China Development Financial Holdings Corp.	139,250	33,024
China Everbright, Ltd.	14,000	34,865
China Insurance International Holdings Company, Ltd. *	7,000	14,710
China Life Insurance Company, Ltd., SADR	1,900	105,336
China Life Insurance Company, Ltd. *	18,000	8,452
China Merchants Bank Company, Ltd.	15,600	35,465
China Overseas Land & Investment, Ltd.	26,960	62,005
China Resources Land, Ltd.	12,000	26,482
Chinatrust Finance Holding Company, Ltd.	42,010	25,168
Chubb Corp.	2,300	91,724
Chugoku Bank, Ltd.	2,000	27,680
CI Financial Corp.	800	13,164
CIGNA Corp.	4,800	115,632
Cincinnati Financial Corp.	2,100	46,935
CIT Group, Inc. (a)	5,000	10,750
Citigroup, Inc. (a)	10,849	32,222
Citizens, Inc., Class A *	300	1,824
City Developments, Ltd.	2,000	11,806
City Holding Company	400	12,144
City National Corp.	1,100	40,513
Clifton Savings Bancorp, Inc.	500	5,380
Close Brothers Group PLC	2,056	22,302
CME Group, Inc.	700	217,777
CNA Financial Corp.	2,600	40,222
CNA Surety Corp. *	1,100	14,839
CNP Assurances SA	228	21,769
Coastal Greenland, Ltd. *	4,000	355
Cohen & Steers, Inc.	300	4,485
Columbia Banking System, Inc.	200	2,046
Comerica, Inc.	2,500	52,875
Commerce Asset Holdings BHD	13,100	33,681
Commerce Bancshares, Inc.	615	19,575
Commerzbank AG * (a)	5,493	34,153
Commonwealth Bank of Australia, Ltd.	6,045	189,010
Community Bank Systems, Inc.	900	13,104
Community Trust Bancorp, Inc.	300	8,025
CompuCredit Holdings Corp. *	2,601	5,982
Consolidated Tomoka Land Company	200	7,016
Corp Bank	1,000	6,895
Corpbanca SA, SADR	100	2,950
Corporacion Mapfre SA	4,256	13,853
Country Garden Holdings Company, Ltd.	32,000	14,836
Credit Acceptance Corp. *	500	10,925

The accompanying notes are an integral part of the financial statements.

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Credit Agricole SA (a)	4,579	$57,352
Credit Saison Company, Ltd.	1,800	22,729
Credit Suisse Group AG, SADR	8,300	379,559
Credito Artigiano SpA	655	1,736
Credito Bergamasco SpA	157	5,529
Credito Emiliano SpA *	1,652	7,929
Criteria Caixacorp SA	7,076	32,726
Cullen Frost Bankers, Inc.	1,100	50,732
CVB Financial Corp. (a)	900	5,373
Cyrela Brazil Realty SA	2,800	21,220
D. Carnegie & Company AB * (e)(j)	700	0
Daegu Bank	2,010	18,356
Daewoo Securities Company, Ltd.	1,300	19,257
Dah Sing Financial Group	800	3,264
Daisan Bank, Ltd.	1,000	2,743
Daishi Bank, Ltd.	3,000	12,256
Daishin Securities Company, Ltd.	870	10,592
Daito Trust Construction Company, Ltd.	400	18,776
Daiwa Securities Group, Inc.	6,000	35,463
Danske Bank AS *	1,778	30,691
Danvers Bancorp, Inc.	600	8,070
DBS Group Holdings, Ltd.	9,000	73,039
Delphi Financial Group, Inc.	1,000	19,430
Den Norske Bank ASA *	5,681	43,497
Deutsche Bank AG	3,900	237,900
Deutsche Boerse AG	993	77,180
Deutsche Postbank AG *	658	16,777
Deutsche Wohnen AG *	538	7,510
Development Securities PLC	800	3,455
Development Securities PLC *	492	182
Dexia SA *	972	7,371
Dime Community Bancshares	400	3,644
Discover Financial Services	7,200	73,944
Discovery Holdings, Ltd., ADR	3,521	11,817
DLF, Ltd.	741	4,825
Donegal Group, Inc.	304	4,624
Dongbu Insurance Company, Ltd.	320	6,537
Duff & Phelps Corp.	200	3,556
DVB Bank AG	130	4,213
E*TRADE Financial Corp. *	4,700	6,016
E.Sun Financial Holding Company, Ltd.	26,760	8,926
East West Bancorp, Inc.	700	4,543
Eaton Vance Corp.	1,100	29,425
Echo Investment SA *	5,340	4,656
EFG Eurobank Ergas SA *	3,434	35,773
EFG International, ADR	308	3,331
eHealth, Inc. *	200	3,532
Ehime Bank, Ltd.	1,000	2,751
EMC Insurance Group, Inc.	260	5,411
Employers Holdings, Inc.	600	8,130
Encore Bancshares, Inc. *	200	1,450
Encore Capital Group, Inc. *	600	7,950
Endurance Specialty Holdings, Ltd.	1,400	41,020
Enstar Group, Ltd. *	400	23,540
Enterprise Financial Services Corp.	100	909
EON Capital BHD	8,300	10,807
Erie Indemnity Company, Class A	1,000	$35,760
Erste Bank der Oesterreichischen Sparkassen AG	1,640	44,559
ESSA Bancorp, Inc.	600	8,202
Euler Hermes SA	618	37,699
Evercore Partners, Inc.	700	13,748
Everest Re Group, Ltd.	800	57,256
Evolution Group PLC	6,137	14,569
F&C Asset Management PLC	991	1,140
F.N.B. Corp.	1,100	6,809
Fairfax Financial Holdings, Ltd.	100	25,104
Far Eastern International Bank *	33,000	8,459
FBD Holdings PLC - London Exchange	77	540
FBL Financial Group, Inc., Class A	200	1,652
Federal Bank, Ltd.	3,403	17,633
Federated Investors, Inc., Class B	1,200	28,908
Fidelity National Financial, Inc., Class A	4,200	56,826
Fidelity National Information Services, Inc.	3,500	69,860
Fifth Third Bancorp	5,800	41,180
Financial Federal Corp.	600	12,330
Financial Institutions, Inc.	100	1,366
Fionia Bank A/S * (e)	550	0
First Acceptance Corp. *	800	1,704
First American Corp.	1,600	41,456
First BanCorp (PR)	2,000	7,900
First Busey Corp.	200	1,470
First Commonwealth Financial Corp.	700	4,438
First Community Bancshares, Inc.	100	1,284
First Financial BanCorp	300	2,256
First Financial Bankshares, Inc.	300	15,108
First Financial Corp.	400	12,632
First Financial Holding Company, Ltd.	39,108	23,226
First Financial Holdings, Inc.	100	940
First Financial Northwest, Inc.	1,000	7,820
First Horizon National Corp. *	3,364	40,371
First Merchants Corp.	300	2,409
First Mercury Financial Corp.	200	2,754
First Midwest Bancorp, Inc.	300	2,193
First Niagara Financial Group, Inc.	2,000	22,840
First Security Group, Inc.	300	1,140
FirstMerit Corp.	1,309	22,227
FirstRand, Ltd.	13,261	24,228
Flagstone Reinsurance Holdings, Ltd.	1,500	15,450
Flughafen Wien AG	263	10,679
Flushing Financial Corp.	800	7,480
Fondiaria-Sai SpA	869	14,109
Forest City Enterprises, Inc., Class A	2,900	19,140
Fortis Group SA *	2,414	8,230
Franklin Resources, Inc.	2,000	144,020
Franshion Properties China, Ltd.	40,000	13,826
Friends Provident Group PLC *	31,271	33,891
Frontier Financial Corp.	300	363
Fubon Group Company, Ltd.	30,000	27,885
Fuhwa Financial Holdings Company, Ltd.	41,000	27,431
Fukuoka Financial Group, Inc.	8,000	35,673
Fulton Financial Corp. (a)	3,400	17,714

The accompanying notes are an integral part of the financial statements.

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Gafisa SA	1,500	$12,547
GAMCO Investors, Inc., Class A	100	4,850
GEK Group of Companies SA	925	6,684
Geniki Bank SA *	1,776	3,965
Genworth Financial, Inc., Class A	3,800	26,562
German American Bancorp	200	2,882
Getin Holding SA *	6,659	13,241
GFI Group, Inc.	2,600	17,524
Glacier Bancorp, Inc.	1,200	17,724
Goldcrest Company, Ltd.	170	4,462
Great Eagle Holdings, Ltd,	4,108	8,687
Great Southern Bancorp, Inc.	200	4,110
Great-West Lifeco, Inc.	1,000	19,602
Greek Postal Savings Bank SA *	615	4,149
Greene County Bancshares, Inc.	200	896
Greenhill & Company, Inc.	500	36,105
Greenlight Capital Re, Ltd., Class A *	900	15,579
Greentown China Holdings, Ltd. *	11,500	16,859
Grenkeleasing AG	302	11,248
Grupo Financiero Banorte SA de CV	13,100	31,735
GSD Holding AS *	8,585	3,543
Guangzhou R&F Properties Company, Ltd., H Shares	10,000	22,259
Gunma Bank	4,000	22,180
Hallmark Financial Services, Inc. *	1,100	7,865
Hana Financial Group, Inc.	1,080	23,039
Hancock Holding Company	500	16,245
Hang Lung Group, Ltd.	7,000	33,086
Hang Lung Properties, Ltd.	11,000	35,674
Hang Seng Bank, Ltd.	3,300	46,636
Hannover Rueckversicherung AG *	722	26,709
Hanover Insurance Group, Inc.	1,000	38,110
Hargreaves Lansdown PLC	1,126	3,793
Harleysville Group, Inc.	600	16,932
Harleysville National Corp.	200	940
Harris & Harris Group, Inc. *	600	3,498
Hartford Financial Services Group, Inc.	3,400	40,358
HCC Insurance Holdings, Inc.	1,600	38,416
HDFC Bank Ltd	300	30,939
Heartland Financial USA, Inc.	100	1,428
Heiwa Real Estate Company, Ltd.	3,500	11,417
Helical Bar PLC	514	2,786
Helvetia Patria Holding AG	85	22,562
Henderson Group PLC	3,377	5,112
Henderson Land Development Company, Ltd.	5,000	28,412
Heritage Commerce Corp.	200	744
Higashi-Nippon Bank, Ltd.	3,000	6,763
Higo Bank, Ltd.	2,000	11,893
Hilltop Holdings, Inc. *	1,200	14,244
Hiscox PLC	4,702	22,483
Hokuetsu Bank, Ltd.	5,000	9,977
Hokuhoku Financial Group, Inc.	10,000	24,978
Home Bancshares, Inc.	208	3,960
Home Capital Group, Inc.	400	10,389
Home Federal Bancorp, Inc.	200	2,038
Hong Kong Exchanges & Clearing, Ltd.	4,400	68,320
Hong Leong Bank BHD	2,800	$4,532
Hopewell Holdings, Ltd.	6,000	18,648
Hopson Development Holdings, Ltd., GDR	6,000	9,212
HSBC Holdings PLC-Sponsored ADR	15,510	647,853
Hua Nan Financial Holdings Company, Ltd.	26,220	15,656
Hudson City Bancorp, Inc.	6,600	87,714
Hung Poo Real Estate Development Corp.	5,000	6,241
Huntington Bancshares, Inc.	3,100	12,958
Hyakujushi Bank, Ltd.	2,000	9,613
Hyundai Securities Company, Ltd.	1,170	12,727
IBERIABANK Corp.	400	15,764
ICAP PLC	4,862	36,202
ICICI Bank, Ltd., SADR	2,700	79,650
IGM Financial, Inc.	700	24,765
Immsi SpA *	4,536	5,431
Independence Holding Company	200	1,272
Independent Bank Corp.	500	9,850
Indiabulls Real Estate, Ltd.	4,034	16,483
Industrial & Commercial Bank of China, Ltd.	206,000	143,326
Industrial Alliance Insurance and Financial Services, Inc.	900	19,924
Industrial and Commercial Bank of China Asia, Ltd.	106	190
Industrial Bank of Korea *	1,290	10,997
Infrastructure Development Finance Company, Ltd.	9,626	27,293
ING Bank Slaski SA *	79	8,732
ING Groep NV, SADR	3,900	39,546
ING Groep NV	4,641	46,712
Intact Financial Corp.	800	23,419
Integra Bank Corp.	200	230
Interactive Brokers Group, Inc. *	400	6,212
IntercontinentalExchange, Inc. *	600	68,544
Intermediate Capital Group PLC	1,123	8,980
International Bancshares Corp. (a)	1,600	16,496
Intesa Sanpaolo SpA *	45,739	148,294
Intrum Justitia AB	200	1,929
Invesco, Ltd.	7,400	131,868
Investec PLC	4,064	21,934
Investec, Ltd.	1,608	8,860
Investment Technology Group, Inc. *	900	18,351
Investors Bancorp, Inc. *	2,200	20,152
IPC Holdings, Ltd.	1,000	27,340
Itau Unibanco Holding SA	2,650	41,950
IVG Immobilien AG *	981	6,209
Iyo Bank, Ltd.	2,000	20,383
Janus Capital Group, Inc.	3,200	36,480
Jardine Lloyd Thompson Group PLC	1,381	9,183
Jefferies Group, Inc. *	3,000	63,990
JHSF Participacoes SA	2,000	1,878
Jones Lang LaSalle, Inc.	700	22,911
Joyo Bank, Ltd.	5,000	25,419
JPMorgan Chase & Company	51,779	1,766,182
Julius Baer Holding AG	940	36,651
Juroku Bank, Ltd.	3,000	10,598
Jyske Bank AS *	594	17,025
Kagawa Bank, Ltd.	1,000	4,161

The accompanying notes are an integral part of the financial statements.

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Kagoshima Bank, Ltd.	2,000	$14,689
Kasikornbank PCL - Foreign Shares	7,700	16,234
KB Financial Group, Inc., ADR * (a)	2,200	73,282
KBC Bancassurance Holding NV *	1,556	28,385
KBW, Inc. *	500	14,380
Kearny Financial Corp.	500	5,720
Keiyo Bank, Ltd.	2,000	10,444
Kenedix, Inc.	4	2,133
Keppel Land, Ltd.	3,177	4,808
Kerry Properties, Ltd.	4,000	17,885
KeyCorp	6,200	32,488
King’s Town Bank *	36,000	7,897
Kingsway Financial Services, Inc.	1,600	4,581
Kita-Nippon Bank, Ltd.	100	2,646
Kiyo Holdings, Inc.	11,000	13,991
Knight Capital Group, Inc. *	1,800	30,690
Komercni Banka AS	109	15,123
Korea Exchange Bank	2,530	19,536
Korea Investment Holdings Company, Ltd.	460	13,172
Korean Reinsurance Company, Ltd.	360	3,326
Kotak Mahindra Bank, Ltd.	1,612	21,262
Kowloon Development Company, Ltd.	7,000	6,130
Kredyt Bank SA	1,216	2,472
Krung Thai Bank PCL	42,800	10,992
KWG Property Holding, Ltd.	14,500	10,292
Lakeland Bancorp, Inc.	200	1,798
Lakeland Financial Corp.	400	7,600
Laurentian Bank of Canada	300	9,048
Legacy Bancorp, Inc.	100	1,110
Legal & General Group PLC	50,453	47,150
Legg Mason, Inc.	2,100	51,198
Lend Lease Corp.	4,957	27,923
LeoPalace21 Corp.	1,200	10,661
Liberty Holdings, Ltd.	983	7,676
LIC Housing Finance, Ltd.	1,077	13,872
Life Partners Holdings, Inc.	125	1,773
LIG Non-Life Insurance Company, Ltd.	800	11,238
Lincoln National Corp.	3,700	63,677
Lippo Karawaci Tbk PT *	50,000	3,280
Lloyds TSB Group PLC, SADR (a)	3,587	17,110
Lloyds TSB Group PLC	12,107	13,933
Loews Corp.	4,465	122,341
London Stock Exchange Group PLC	1,258	14,578
Luzerner Kantonalbank AG	38	8,891
M&T Bank Corp. (a)	1,434	73,034
Macatawa Bank Corp. *	300	846
Macquarie Airports, Ltd.	7,911	14,450
Macquarie Communications Infrastructure Group, Ltd.	4,983	11,920
Macquarie Group, Ltd.	2,345	73,655
Macquarie Media Group, Ltd.	5,400	5,719
MainSource Financial Group, Inc.	700	5,194
Malayan Banking BHD	14,645	24,484
Malaysian Plantations BHD	11,800	7,877
Man Group PLC, ADR	14,026	64,377
Marfin Financial Group SA Holdings *	6,238	26,578
Markel Corp. *	300	$84,510
MarketAxess Holdings, Inc. *	300	2,859
Marlin Business Services Corp. *	800	4,480
Marsh & McLennan Companies, Inc.	2,700	54,351
Marshall & Ilsley Corp.	2,200	10,560
MasterCard, Inc., Class A	800	133,848
Max Capital Group, Ltd.	800	14,768
MB Financial, Inc.	400	4,076
MBIA, Inc. *	3,800	16,454
MCG Capital Corp. *	2,100	5,103
Meadowbrook Insurance Group, Inc.	1,800	11,754
Medallion Financial Corp.	300	2,295
Mediobanca SpA	3,685	44,291
Mediolanum SpA	2,587	13,844
Mega Financial Holding Company, Ltd.	47,000	21,516
Mercury General Corp.	1,000	33,430
MetLife, Inc.	8,900	267,089
Metropolitan Holdings, Ltd.	3,767	5,700
MF Global, Ltd. *	2,700	16,011
MGIC Investment Corp.	1,700	7,480
Milano Assicurazioni SpA	1,886	6,259
Minato Bank, Ltd.	6,000	8,117
Mirae Asset Securities Company, Ltd.	306	16,576
Miramar Hotel & Investment Company, Ltd.	8,000	7,641
Mitsubishi Estate Company, Ltd.	5,000	82,830
Mitsubishi UFJ Financial Group, Inc.	52,847	324,861
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,800	46,938
Mitsui Trust Holdings, Inc.	7,000	26,565
Mizuho Financial Group, Inc. (a)	41,200	95,823
Mizuho Trust & Banking Company, Ltd.	9,000	11,587
MLP AG	663	8,072
Mobimo Holding AG *	62	8,331
Montpelier Re Holdings, Ltd.	1,700	22,593
Morgan Stanley	13,861	395,177
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	1,076	145,523
Musashino Bank, Ltd.	500	16,723
Nara Bancorp, Inc.	200	1,036
NASDAQ OMX Group, Inc. *	2,800	59,668
National Australia Bank, Ltd.	10,137	182,507
National Bank of Canada	1,100	50,832
National Bank of Greece SA *	5,031	137,840
National Financial Partners Corp.	1,400	10,248
National Interstate Corp.	200	3,036
National Penn Bancshares, Inc.	1,000	4,610
Natixis *	8,403	16,261
Navigators Group, Inc. *	400	17,772
NBT Bancorp, Inc.	300	6,513
Nedbank Group, Ltd.	1,196	15,246
Nelnet, Inc., Class A *	800	10,872
New World China Land, Ltd.	22,000	12,152
New World Development Company, Ltd.	22,714	40,766
New York Community Bancorp, Inc.	5,100	54,519
NewAlliance Bancshares, Inc.	2,200	25,300
NewStar Financial, Inc. *	1,100	2,101
NIB Holdings, Ltd.	7,722	5,722

The accompanying notes are an integral part of the financial statements.

61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
NIPPONKOA Insurance Company, Ltd.	3,000	$17,401
Nishi-Nippon City Bank, Ltd.	8,000	20,118
Nissay Dowa General Insurance Company,Ltd.	2,000	9,620
Nomura Holdings, Inc.	12,400	103,889
Nomura Real Estate Holdings, Inc. (a)	400	6,876
Nordea Bank AB	16,069	127,497
Northern Trust Corp.	2,100	112,728
Northfield Bancorp, Inc.	900	10,458
Northwest Bancorp, Inc.	1,100	20,746
Novae Group PLC	890	4,547
NRMA Insurance Group, Ltd.	19,438	54,514
NYSE Euronext	3,600	98,100
OceanFirst Financial Corp.	200	2,394
Ocwen Financial Corp. *	1,800	23,346
Odontoprev SA	100	1,486
Odyssey Re Holdings Corp.	1,000	39,980
Ogaki Kyoritsu Bank, Ltd.	2,000	9,051
Okasan Holdings, Inc.	3,000	14,981
Old Mutual PLC	43,846	58,386
Old National Bancorp	1,100	10,802
Old Republic International Corp.	3,500	34,475
Old Second Bancorp, Inc. (a)	200	1,180
OneBeacon Insurance Group, Ltd.	300	3,507
Onex Corp.	800	13,756
optionsXpress Holdings, Inc.	900	13,977
Oritani Financial Corp. *	490	6,718
OTP Bank Rt. * (a)	2,823	50,888
Oversea-Chinese Banking Corp., Ltd.	12,405	57,044
Pacific Capital Bancorp	1,400	2,996
Pacific Continental Corp.	525	6,368
PacWest Bancorp	800	10,528
Park National Corp.	300	16,944
PartnerRe, Ltd.	800	51,960
Partners Group Holding AG	72	6,997
Paypoint PLC	1,027	8,276
PDG Realty SA Empreendimentos e Participacoes	1,400	15,211
Penson Worldwide, Inc. *	200	1,790
Peoples Bancorp, Inc.	100	1,705
People’s United Financial, Inc.	5,000	75,200
Peregrine Holdings, Ltd.	3,334	2,907
PICC Property & Casualty Company, Ltd., Class H *	22,000	15,089
Piccolo Credito Valtellinese SCRL	2,715	24,584
PICO Holdings, Inc. *	500	14,350
Pierre & Vacances SA	194	13,497
Ping An Insurance Group Company of China,Ltd.	6,000	40,467
Pinnacle Financial Partners, Inc. *	200	2,664
Platinum Underwriters Holdings, Ltd.	1,000	28,590
PNC Financial Services Group, Inc.	5,000	194,050
Pohjola Bank PLC	2,267	18,131
Portfolio Recovery Associates, Inc. *	400	15,492
Porto Seguro SA *	1,300	10,184
Power Corp. of Canada	2,600	59,996
Power Financial Corp.	1,600	38,035
Powszechna Kasa Oszczednosci Bank Polski SA	1,897	$15,268
Presidential Life Corp.	300	2,271
Prince Housing Development Corp.	29,000	12,554
Principal Financial Group, Inc.	4,100	77,244
PrivateBancorp, Inc.	900	20,016
ProAssurance Corp. *	500	23,105
Progressive Corp. *	5,900	89,149
Prosperity Bancshares, Inc.	700	20,881
Protective Life Corp.	900	10,296
Proton Bank SA *	1,023	2,035
Provident Financial PLC	1,356	17,755
Provident Financial Services, Inc.	700	6,370
Provident New York Bancorp	300	2,436
Prudential Financial, Inc.	4,600	171,212
Prudential PLC	8,600	117,648
QBE Insurance Group, Ltd.	3,943	62,914
Quest Capital Corp.	1,200	1,032
Quintain Estates & Development PLC	872	721
Radian Group, Inc.	900	2,448
Raiffeisen International Bank Holding AG	528	18,336
Rathbone Brothers PLC	756	10,202
Ratos AB	905	18,346
Raymond James Financial, Inc. (a)	2,800	48,188
Realia Business SA *	3,816	9,399
Regions Financial Corp.	6,200	25,048
Regus PLC	6,222	6,665
Reinsurance Group of America, Inc.	1,100	38,401
Reliance Capital, Ltd.	1,234	23,237
RenaissanceRe Holdings, Ltd.	1,200	55,848
Renasant Corp.	600	9,012
Rensburg Sheppards PLC	600	5,331
Republic First Bancorp, Inc. *	700	5,460
Resona Holdings, Inc. (a)	2,000	28,035
RHB Capital BHD	8,200	9,638
Riskmetrics Group, Inc. *	700	12,362
RLI Corp.	400	17,920
Rockville Financial, Inc.	200	2,190
Roma Financial Corp.	200	2,548
Royal & Sun Alliance PLC	26,965	53,506
Royal Bank of Canada	6,916	282,848
Royal Bank of Scotland Group PLC *	26,755	17,014
S & T Bancorp, Inc.	400	4,864
S.Y. Bancorp, Inc.	100	2,417
Safety Insurance Group, Inc.	400	12,224
Sampo Oyj, A Shares	3,453	65,160
Samsung Card Company, Ltd.	400	14,056
Samsung Fire & Marine Insurance Company, Ltd.	121	17,807
Samsung Securities Company, Ltd.	305	16,145
Sandy Spring Bancorp, Inc.	300	4,410
Sanlam, Ltd.	16,519	37,067
SCBT Financial Corp.	100	2,369
Schroders PLC	992	13,428
Schroders PLC	749	8,286
Schweizerhall Holding AG	47	8,717

The accompanying notes are an integral part of the financial statements.

62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Schweizerische
National-Versicherungs-Gesellschaft AG*	483	$10,824
SCOR SE	1,334	27,396
SeaBright Insurance Holdings, Inc. *	200	2,026
SEI Investments Company	1,800	32,472
Selective Insurance Group, Inc.	600	7,662
Shenzhen Investment, Ltd.	44,000	18,493
Shiga Bank, Ltd.	2,000	12,015
Shikoku Bank, Ltd.	1,000	3,789
Shimao Property Holdings, Ltd., GDR	14,500	27,916
Shimizu Bank, Ltd.	100	4,038
Shin Kong Financial Holding Company, Ltd.	38,249	15,863
Shinhan Financial Group Company, Ltd.,SADR * (a)	1,100	55,913
Shinko Securities Company, Ltd.	7,000	21,760
Shinsei Bank, Ltd. *	12,000	19,157
Shizuoka Bank, Ltd.	3,000	29,634
Shui On Land, Ltd.	12,650	8,618
Siam Commercial Bank PCL	2,300	4,945
Sierra Bancorp	100	1,263
Signature Bank *	500	13,560
Simmons First National Corp., Class A	400	10,688
Singapore Exchange, Ltd.	3,000	14,657
Sino Land Company, Ltd.	10,000	16,432
Sino-Ocean Land Holdings, Ltd.	31,596	36,213
SinoPac Holdings Company, Ltd.	66,000	22,958
Skandinaviska Enskilda Banken AB, Series A *	7,601	33,409
SLM Corp. *	2,600	26,702
SNS Reaal	1,920	10,723
Societa’ Cattolica di Assicurazioni SCRL *	605	20,535
Societe Generale (a)	2,635	143,764
Soho China, Ltd.	15,000	9,134
Sompo Japan Insurance, Inc.	4,000	26,556
Sony Financial Holdings, Inc.	4	11,011
South Financial Group, Inc.	600	714
Southside Bancshares, Inc.	105	2,401
Southwest Bancorp, Inc.	200	1,952
SP Setia BHD	10,400	11,752
Spar Nord Bank A/S *	600	5,618
Sparebanken Midt-Norge ASA	240	1,592
Spark Infrastructure Group	6,753	6,136
St James’s Place PLC	895	2,917
St. Galler Kantonalbank	37	12,876
St. Modwen Properties PLC	1,033	3,106
Stancorp Financial Group, Inc.	800	22,944
Standard Bank Group, Ltd.	5,472	63,042
Standard Chartered PLC	20,212	380,685
Standard Life PLC	19,747	60,467
State Auto Financial Corp.	900	15,750
State Bancorp, Inc.	200	1,512
State Bank Of India	260	9,469
State Street Corp.	2,500	118,000
StellarOne Corp.	200	2,590
Sterling Bancorp	200	1,670
Sterling Bancshares, Inc.	1,900	12,027
Sterling Financial Corp. (a)	300	873
Stewart Information Services Corp.	200	2,850
Stifel Financial Corp. *	350	$16,832
Storebrand ASA *	8,567	37,479
Student Loan Corp.	500	18,600
Suffolk Bancorp	100	2,564
Sul America SA	900	14,243
Sumitomo Mitsui Financial Group, Inc.	2,900	117,271
Sumitomo Realty &Development Company, Ltd.	2,000	36,380
Sumitomo Trust & Banking Company, Ltd.	7,000	37,682
Sun Bancorp, Inc., New Jersey *	315	1,632
Sun Hung Kai Properties, Ltd.	8,000	99,885
Sun Life Financial, Inc.	4,300	116,081
Suncorp-Metway, Ltd.	9,680	51,977
SunTrust Banks, Inc.	1,600	26,320
Suruga Bank, Ltd.	2,000	19,063
Susquehanna Bancshares, Inc.	1,300	6,357
SVB Financial Group *	300	8,166
Svenska Handelsbanken AB, Series A	2,199	41,552
Swedbank AB, A shares	1,600	9,316
Swiss Life Holding *	462	40,106
Swiss Re	2,606	86,221
SWS Group, Inc.	400	5,588
Sydbank AS *	1,245	28,700
Synovus Financial Corp. (a)	3,000	8,970
T&D Holdings, Inc.	800	22,811
T. Rowe Price Group, Inc.	2,200	91,674
Ta Chong Bank, Ltd. *	15,000	2,693
Taishin Financial Holdings Company, Ltd.	37,000	13,763
Taiwan Business Bank *	25,000	6,051
Taiwan Cooperative Bank	33,500	19,216
TCF Financial Corp.	2,400	32,088
TD Ameritrade Holding Corp. *	5,397	94,663
Texas Capital Bancshares, Inc. *	800	12,376
TFS Financial Corp.	2,500	26,550
The 77th Bank, Ltd.	4,000	23,201
The Bank of Yokohama, Ltd.	9,000	47,936
The Goldman Sachs Group, Inc.	5,700	840,408
The Hachijuni Bank, Ltd.	3,000	16,924
The Hiroshima Bank, Ltd.	5,000	20,780
The Hokkoku Bank, Ltd.	3,000	11,024
The Hyakugo Bank, Ltd.	2,000	9,871
The Nanto Bank, Ltd.	2,000	11,059
The San-in Godo Bank, Ltd.	2,000	17,224
The St. Joe Company * (a)	1,600	42,384
The Travelers Companies, Inc.	6,000	246,240
The Yachiyo Bank, Ltd.	300	9,518
Thomas Weisel Partners Group, Inc. *	1,600	9,632
TMX Group, Inc.	500	14,547
TOC Company, Ltd.	2,000	8,709
Tochigi Bank, Ltd.	1,000	5,132
Toho Bank, Ltd.	3,000	12,771
Tokio Marine Holdings, Inc.	2,800	76,901
Tokushima Bank, Ltd.	1,000	4,951
Tokyo Rakutenchi Company, Ltd.	1,000	4,113
Tokyo Tatemono Company, Ltd.	2,000	11,069
Tokyu Land Corp.	5,000	22,585

The accompanying notes are an integral part of the financial statements.

63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Tomato Bank, Ltd.	1,000	$2,371
Tompkins Trustco, Inc.	100	4,795
Tong Yang Investment Bank	370	3,746
Topdanmark AS *	182	21,270
Torchmark Corp.	600	22,224
Toronto Dominion Bank Ontario	3,600	185,981
Tower Group, Inc.	900	22,302
Tower, Ltd.	10,881	12,124
TowneBank/Portsmouth VA	500	7,000
Tradestation Group, Inc. *	800	6,768
Transatlantic Holdings, Inc.	1,000	43,330
Trico Bancshares	100	1,550
TrustCo Bank Corp., NY	800	4,728
Trustmark Corp.	800	15,456
TrygVesta AS	177	10,442
Tullett Prebon PLC	2,196	10,695
Turkiye Garanti Bankasi AS *	10,634	28,608
Turkiye Halk Bankasi AS	1,645	6,454
Turkiye Is Bankasi AS	5,211	15,245
Turkiye Vakiflar Bankasi Tao *	8,846	13,274
U.S. Bancorp	6,200	111,104
UBS AG *	21,485	262,863
UCBH Holdings, Inc. (a)	900	1,134
UMB Financial Corp.	700	26,607
Umpqua Holdings Corp.	1,700	13,192
UniCredit Italiano SpA *	80,732	206,833
Union Bankshares Corp.	100	1,497
Unipol Gruppo Finanziario SpA, ADR *	8,796	10,302
Uniqa Versicherungen AG	343	6,608
Unitech, Ltd.	4,300	7,144
United America Indemnity, Ltd. *	900	4,311
United Bankshares, Inc. (a)	900	17,586
United Community Banks, Inc. * (a)	408	2,445
United Financial Bancorp, Inc.	900	12,438
United Fire & Casualty Company	800	13,720
United Industrial Corp, Ltd.	5,000	6,189
United Mizrahi Bank, Ltd. *	1,337	7,941
United Overseas Bank, Ltd.	5,000	50,508
Unitrin, Inc.	1,300	15,626
Universal American Financial Corp. *	1,600	13,952
Universal Insurance Holdings, Inc.	1,800	9,036
Univest Corp. of Pennsylvania	200	4,052
Unum Group	4,220	66,929
UOL Group, Ltd.	5,000	11,361
Valiant Holding AG	141	26,036
Validus Holdings, Ltd.	1,500	32,970
Valley National Bancorp (a)	1,995	23,342
Van der Moolen Holding NV *	1,420	3,362
ViewPoint Financial Group	300	4,569
Virtus Investment Partners, Inc. *	85	1,249
Vivacon AG *	793	613
Vontobel Holding AG	286	7,660
W.R. Berkley Corp.	1,400	30,058
Waddell & Reed Financial, Inc., Class A	1,400	36,918
Washington Federal, Inc.	1,900	24,700
Washington Trust Bancorp, Inc.	400	7,132
Waterstone Financial, Inc. *	200	$594
Webster Financial Corp.	700	5,635
Wells Fargo & Company	19,035	461,789
WesBanco, Inc.	400	5,816
West Bancorp.	800	4,000
West Coast Bancorp	700	1,428
WestAmerica Bancorp	600	29,766
Western Alliance Bancorp *	800	5,472
Western Financial Group, Inc.	600	996
Westfield Financial, Inc.	400	3,624
Westpac Banking Corp., Ltd.	5,686	92,104
Westpac Banking Corp	1,400	114,598
Westwood Holdings Group, Inc.	200	8,362
Wheelock and Company, Ltd.	8,000	20,503
Wheelock Properties, Ltd.	7,000	7,926
Wheelock Properties, Ltd.	15,000	8,642
White Mountains Insurance Group, Ltd.	100	22,891
Whitney Holding Corp.	1,400	12,824
WHK Group, Ltd.	5,300	4,059
Wiener Staedtische Allgemeine Versicherung AG	482	20,949
Wilmington Trust Corp.	1,500	20,490
Wilshire Bancorp, Inc.	200	1,150
Wing Hang Bank, Ltd.	1,500	13,225
Wing Tai Holdings, Ltd.	4,000	3,697
Wintrust Financial Corp.	200	3,216
Woori Investment & Securities Company, Ltd.	740	8,655
World Acceptance Corp. * (a)	100	1,991
Yamaguchi Financial Group, Inc.	2,000	26,353
Yapi ve Kredi Bankasi AS *	4,484	6,591
Zenith National Insurance Corp.	600	13,044
Zions Bancorp	1,044	12,069
Zurich Financial Services AG	1,020	180,550

		30,066,583

Industrial - 8.96%
3M Company	3,000	180,300
A P Moller Maersk AS	5	30,024
A. M. Castle & Company	200	2,416
A.O. Smith Corp.	500	16,285
AAC Acoustic Technology Holdings, Inc.	10,000	7,936
Aalberts Industries NV	526	4,139
Aaon, Inc.	100	1,992
AAR Corp. *	700	11,235
ABB, Ltd. *	13,703	215,692
Abengoa SA	391	8,678
ACC, Ltd.	839	13,502
Acciona SA	190	23,356
ACS Actividades SA	944	47,865
Actuant Corp., Class A	600	7,320
Acuity Brands, Inc. (a)	700	19,635
Adelaide Brighton, Ltd.	6,885	12,429
Advanced Energy Industries, Inc. *	1,200	10,788
Advantest Corp.	500	9,017
Aecom Technology Corp. *	700	22,400
Aecon Group, Inc.	200	1,984
Aeroports de Paris (a)	235	17,246

The accompanying notes are an integral part of the financial statements.

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Aerovironment, Inc. *	300	$9,258
African Oxygen, Ltd.	1,477	3,655
AGCO Corp. *	1,500	43,605
Agfa Gevaert NV *	729	2,079
Ahlstrom OYJ	715	6,371
Aida Engineering, Ltd.	1,000	3,257
Aircastle, Ltd.	1,100	8,085
Aker Kvaerner ASA	1,600	13,293
Alamo Group, Inc.	700	7,070
Albany International Corp., Class A	400	4,552
Alexander & Baldwin, Inc.	800	18,752
Alfa Laval AB (a)	2,028	19,411
All America Latina Logistica SA	5,200	32,031
Alliant Techsystems, Inc. *	400	32,944
Alps Electric Company, Ltd.	3,000	16,201
Alstom SA (a)	1,164	68,893
Altra Holdings, Inc. *	300	2,247
Amada Company, Ltd.	3,000	18,539
Ambuja Cements, Ltd.	4,724	8,710
Amcor, Ltd.	5,595	22,464
AMEC PLC	2,895	31,170
AMERCO, Inc. *	300	11,145
American Commercial Lines, Inc. *	175	2,709
American Ecology Corp.	100	1,792
American Science & Engineering, Inc.	100	6,912
American Superconductor Corp. *	700	18,375
Ameron International Corp.	300	20,112
AMETEK, Inc.	1,400	48,412
Ampco-Pittsburgh Corp.	100	2,345
Amphenol Corp., Class A	1,800	56,952
Amtek Auto, Ltd.	2,715	6,919
Analogic Corp.	200	7,390
Andritz AG	156	6,565
Anhui Conch Cement Company, Ltd., Class H	4,000	24,932
Ansaldo STS SpA	342	6,308
Ansell, Ltd.	1,951	13,742
Apogee Enterprises, Inc.	800	9,840
Applied Industrial Technologies, Inc.	800	15,760
AptarGroup, Inc.	1,244	42,010
Arcadis NV	845	14,075
Argon ST, Inc. *	400	8,228
Arkansas Best Corp.	300	7,905
Armstrong World Industries, Inc. *	1,300	21,437
Arriva PLC	2,458	16,463
Arrow Electronics, Inc. *	2,100	44,604
Asahi Glass Company, Ltd.	5,000	39,901
Asciano Group *	9,425	10,042
Asciano Group *	9,936	10,689
Asia Cement Corp.	15,360	16,316
Assa Abloy AB, Series B	1,600	22,302
Astec Industries, Inc. *	400	11,876
Asustek Computer, Inc.	28,398	36,699
Atlas Air Worldwide Holdings, Inc. *	400	9,276
Atlas Copco AB, Series A, ADR	2,339	23,454
Atlas Copco AB, Series B, ADR	1,570	14,215
AU Optronics Corp. ADR	4,683	45,331
Auckland International Airport, Ltd.	11,755	$12,193
Aveng, Ltd.	2,595	11,767
Avnet, Inc. *	2,700	56,781
AVX Corp.	2,800	27,804
AZZ, Inc. *	300	10,323
Badger Meter, Inc.	300	12,300
BAE Systems PLC	27,796	155,158
Bakrie & Brothers Tbk PT *	182,500	1,602
Baldor Electric Company	800	19,032
Ball Corp.	1,200	54,192
Bando Chemical Industries, Ltd.	1,000	2,452
Barco NV *	336	11,505
Barnes Group, Inc.	1,100	13,079
BBA Aviation PLC	4,220	7,931
BE Aerospace, Inc. *	1,920	27,571
Beijing Capital International Airport Company,Ltd., Class H *	26,000	18,068
Bekaert SA	214	22,039
Belden, Inc.	300	5,010
Bemis Company, Inc.	1,500	37,800
Benchmark Electronics, Inc. *	700	10,080
BES Engineering Corp.	46,000	11,252
Bharat Earth Movers, Ltd.	572	12,867
Bharat Forge, Ltd.	2,271	6,797
Bharat Heavy Electricals, Ltd.	439	20,363
BICC PLC	4,928	25,088
Bilfinger Berger AG	493	22,963
Black & Decker Corp.	829	23,759
Blount International, Inc. *	500	4,305
Boart Longyear Group	76,572	15,818
Bobst Group AG *	236	6,652
Bodycote PLC	1,394	2,942
Boeing Company	6,400	272,000
Bombardier, Inc.	16,600	49,237
Boral, Ltd.	10,774	35,096
Bouygues SA	1,452	54,603
Brickworks, Ltd.	1,981	21,926
Briggs & Stratton Corp.	1,100	14,674
Brinks Company	700	20,321
Brink’s Home Security Holdings, Inc. *	700	19,817
Bristow Group, Inc. *	600	17,778
Brother Industries, Ltd.	2,200	19,420
Bucher Industries AG	32	3,217
Bucyrus International, Inc., Class A	1,200	34,272
Builders FirstSource, Inc. *	300	1,248
Burlington Northern Santa Fe Corp. (a)	2,500	183,850
Buzzi Unicem SpA	1,110	15,802
Bway Holding Company *	300	5,259
BYD Company, Ltd., H Shares *	6,000	24,268
C.H. Robinson Worldwide, Inc.	1,400	73,010
CAE, Inc.	2,909	17,257
Calgon Carbon Corp. *	900	12,501
Campbell Brothers, Ltd.	513	8,530
Canadian National Railway Company	2,300	98,810
Canadian Pacific Railway, Ltd.	1,300	51,837
Carbone Lorraine SA	312	8,576

The accompanying notes are an integral part of the financial statements.

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Cargotec Corp. Oyj, B Shares	270	$4,649
Carillion PLC	5,864	24,395
Carlisle Companies, Inc.	1,200	28,848
Cascade Corp.	100	1,573
Casella Waste Systems, Inc., Class A *	200	398
Casio Computer Company, Ltd.	2,000	17,802
Catcher Technology Company, Ltd.	5,200	12,337
Caterpillar, Inc.	5,200	171,808
CCL Industries, Inc., Class B	500	9,874
Celadon Group, Inc. *	300	2,517
Celestica, Inc. *	2,600	17,614
Cementir SpA	447	1,709
Cementos Portland Valderrivas SA	324	15,084
Cemex SA de CV, SADR * (a)	9,702	90,617
Central Glass Company, Ltd.	3,000	11,921
Central Japan Railway Company, Ltd.	6	36,865
Ceradyne, Inc. *	700	12,362
Chart Industries, Inc. *	600	10,908
Charter International PLC	2,032	14,527
Checkpoint Systems, Inc. *	200	3,138
Cheil Industries, Inc.	410	14,723
Chemring Group PLC	273	9,759
Cheng Uei Precision Industry Company, Ltd.	5,000	7,970
Chi Mei Optoelectronics Corp.	45,850	24,030
China COSCO Holdings Company, Ltd.	18,500	21,813
China Grand Forestry Resources Group, Ltd. *	26,000	1,387
China High Speed Transmission Equipment Group Company, Ltd.	5,000	9,989
China National Building Material Company, Ltd.	10,000	19,313
China Railway Group, Ltd. *	23,000	18,425
China Shipping Container Lines Company, Ltd. *	47,000	12,538
China Shipping Development Company, Ltd., Class H	10,000	12,758
Chiyoda Corp.	2,000	16,095
Chloride Group PLC	857	2,139
Chofu Seisakusho Company, Ltd.	400	8,144
Chunghwa Picture Tubes, Ltd.	74,000	9,639
Ciments Francais SA	106	8,998
Cimpor-Cimentos De Portugal SA	2,492	18,183
Circor International, Inc.	400	9,444
Clarcor, Inc.	765	22,330
Clean Harbors, Inc. *	200	10,798
Cobham PLC	11,299	32,228
Cognex Corp.	1,000	14,130
Coherent, Inc. *	200	4,136
Coleman Cable, Inc. *	1,300	3,653
Columbus McKinnon Corp. *	100	1,265
Comfort Systems USA, Inc.	400	4,100
ComfortDelGro Corp., Ltd.	24,000	21,190
Commercial Metals Company	1,700	27,251
Compagnie de Saint-Gobain SA	3,444	115,155
COMSYS Holdings Corp.	1,200	13,264
Construcciones & Auxiliar de Ferrocarriles SA	30	13,455
Con-way, Inc.	600	21,186
Conzzeta Holding AG	4	4,994
Cookson Group PLC *	3,162	13,641
Cooper Industries, Ltd., Class A	2,900	$90,045
Corp Moctezuma SAB de CV	4,100	7,690
Cosco International Holdings, Ltd.	22,000	10,755
Crane Company	1,000	22,310
Crane Group, Ltd.	461	3,758
CRH PLC	6,608	152,182
Crown Holdings, Inc. *	1,700	41,038
CSR, Ltd.	29,013	39,508
CSX Corp.	5,391	186,690
CTCI Corp. *	9,000	7,935
Cubic Corp.	300	10,737
Cummins, Inc.	2,208	77,744
Curtiss-Wright Corp.	800	23,784
Cymer, Inc. *	400	11,892
D.S. Norden A/S	50	1,719
Daelim Industrial Company, Ltd.	217	10,455
Daewoo Engineering & Construction Company, Ltd.	2,390	24,039
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	1,180	18,424
Daifuku Company, Ltd.	1,500	10,643
Daikin Industries, Ltd.	1,000	31,968
Dainippon Screen Manufacturing Company, Ltd.	2,000	6,866
Daktronics, Inc. (a)	300	2,310
Danaher Corp.	3,500	216,090
Darling International, Inc. *	300	1,980
Deere & Company	3,700	147,815
Delachaux SA	38	2,559
Delta Electronics, Inc.	8,080	18,287
Delta PLC	4,870	9,297
Demag Cranes AG	396	8,966
Deutsche Post AG	5,321	69,547
Deutz AG *	380	1,769
Dionex Corp. *	300	18,309
Dolby Laboratories, Inc., Class A *	500	18,640
Donaldson Company, Inc.	800	27,712
Dongfang Electrical Machinery Company, Ltd.	2,400	8,551
Doosan Corp.	64	4,445
Doosan Heavy Industries and Construction Company, Ltd.	106	5,063
Doosan Infracore Company, Ltd.	830	9,157
Dover Corp.	3,400	112,506
Downer EDI, Ltd.	4,254	19,086
Drew Industries, Inc. *	200	2,434
DSV AS, ADR *	2,144	26,628
Ducommun, Inc.	100	1,879
Duerr AG	342	5,514
Dycom Industries, Inc. *	1,000	11,070
Dynamex, Inc. *	100	1,539
Dynamic Materials Corp.	100	1,928
Eagle Bulk Shipping, Inc.	200	938
Eagle Materials, Inc.	700	17,668
East Japan Railway Company	1,300	78,281
Eastman Kodak Company	3,485	10,316
Eaton Corp.	1,400	62,454
Ebara Corp.	4,000	13,718

The accompanying notes are an integral part of the financial statements.

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Elbit Systems, Ltd.	300	$18,555
Electrocomponents PLC	2,084	4,837
EMCOR Group, Inc. *	1,200	24,144
Emerson Electric Company	6,465	209,466
Empresa Brasileira de Aeronautica SA, ADR *	1,100	18,216
Empresas ICA Sociedad Controladora SA de CV *	8,100	13,883
Encore Wire Corp.	500	10,675
Ener1, Inc. *	700	3,822
Energizer Holdings, Inc. *	900	47,016
Energy Conversion Devices, Inc. * (a)	500	7,075
Energy Developments, Ltd.	4,211	6,764
EnergySolutions, Inc.	1,900	17,480
Enersys *	1,100	20,009
Enka Insaat ve Sanayi AS	1,345	4,199
EnPro Industries, Inc. *	300	5,403
ESCO Technologies, Inc. *	400	17,920
Esterline Technologies Corp. *	400	10,828
Euronav NV	796	14,831
European Aeronautic Defence & Space Company	2,586	41,908
Evergreen International Storage & Transport Corp.	6,000	5,404
Evertz Technologies, Ltd.	100	1,375
EVS Broadcast Equipment SA	252	12,727
Expeditors International of Washington, Inc.	1,800	60,012
Ezra Holdings, Ltd. *	2,000	1,595
Fanuc, Ltd.	800	63,832
FARO Technologies, Inc. *	400	6,212
Farstad Shipping ASA	300	5,636
Federal Signal Corp.	1,100	8,415
FedEx Corp.	2,200	122,364
FEI Company *	500	11,450
Fenner PLC	4,741	7,421
Finmeccanica SpA	2,727	38,481
Finning International, Inc.	1,300	18,777
FirstGroup PLC	4,847	28,619
Flanders Corp. *	1,100	6,721
Fletcher Building, Ltd.	5,083	21,519
FLIR Systems, Inc. *	1,000	22,560
Flowserve Corp.	700	48,867
FLS Industries AS, B Shares *	765	27,237
Flughafen Zuerich AG	27	6,041
Fluor Corp.	1,000	51,290
FMC Technologies, Inc. *	1,300	48,854
Fomento de Construcciones SA	276	11,336
Forbo Holding AG *	23	4,419
Forward Air Corp.	500	10,660
Foster Wheeler AG *	200	4,750
Fosun International	22,500	14,092
FP Corp.	200	8,790
Franklin Electric, Inc.	300	7,776
Fraport AG, ADR	382	16,377
Freightcar America, Inc.	100	1,681
Frontline, Ltd.	400	9,896
Fuel Tech, Inc. *	500	4,850
Fuji Electric Holdings Company, Ltd.	7,000	11,552
Fuji Photo Film Company, Ltd.	2,900	$91,490
Fujikura, Ltd.	4,000	19,986
Fujitec Company, Ltd.	1,000	4,722
Fukuyama Transporting Company, Ltd.	3,000	13,358
Furukawa Electric Company, Ltd.	4,000	17,941
Futaba Corp.	600	10,970
Futuris Corp., Ltd.	4,082	933
Galliford Try PLC	8,443	6,722
Gamesa Corporacion Tecnologica SA	1,540	29,236
Gamuda BHD	12,700	9,995
Gardner Denver, Inc. *	1,100	27,687
Garmin, Ltd.	3,500	83,370
GATX Corp.	700	18,004
Geberit AG, ADR	334	41,164
Gemina SpA *	17,011	12,554
Genco Shipping & Trading, Ltd. (a)	600	13,032
General Cable Corp. *	900	33,822
General Dynamics Corp.	4,228	234,189
General Electric Company	39,200	459,424
General Maritime Corp.	1,300	12,857
Genesee & Wyoming, Inc., Class A *	700	18,557
GenTek, Inc. *	100	2,233
Gentex Corp.	2,200	25,520
Gerber Scientific, Inc. *	200	500
Gerresheimer AG	197	4,379
Gildemeister AG	331	3,203
Glory, Ltd.	500	9,891
GMR Infrastructure *	3,893	11,463
Go-Ahead Group PLC	135	2,653
Goldsun Development & Construction Company, Ltd.	18,000	8,625
Goodrich Corp.	1,600	79,952
Gorman-Rupp Company	500	10,085
GP Strategies Corp. *	800	4,712
Graco, Inc.	1,000	22,020
GrafTech International, Ltd. *	2,500	28,275
Granite Construction, Inc.	500	16,640
Graphic Packaging Holding Company *	5,900	10,797
Grasim Industries, Ltd.	466	22,501
Greatbatch, Inc. *	300	6,783
Greif, Inc., Class A	500	22,110
Griffon Corp. *	653	5,433
Grindrod, Ltd.	1,583	2,919
Grontmij NV	49	1,128
Groupe Eurotunnel SA *	2,241	12,731
Grupo Aeroportuario del Pacifico SA de CV,Series B, SADR	900	23,094
Grupo Aeroportuario del Pacifico SA de CV,Series B	900	2,298
Grupo Aeroportuario del Sureste SA de CV,SADR	300	11,700
Grupo Ferrovial SA	565	18,182
GS Engineering & Construction Corp.	383	22,103
GulfMark Offshore, Inc. *	600	16,560
GWA International, Ltd.	1,367	2,526
Halma PLC	2,484	8,153
Hamamatsu Photonics KK	500	9,531

The accompanying notes are an integral part of the financial statements.

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Hampson Industries PLC	3,283	$3,674
Hanil Cement Manufacturing Company, Ltd.	146	8,509
Hanjin Heavy Industries & Construction Company, Ltd.	410	10,616
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	120	1,606
Hanjin Shipping Company, Ltd.	610	8,459
Hankyu Hanshin Holdings, Inc.	5,000	23,399
Harbin Power Equipment Company, Ltd.	6,000	5,607
Harsco Corp.	1,100	31,130
Haynes International, Inc. *	100	2,370
Heartland Express, Inc.	1,500	22,080
HEICO Corp., Class A	300	8,778
HEICO Corp.	100	3,626
Heidelberger Druckmaschinen AG	300	1,673
Hellenic Technodomiki Tev SA	2,313	17,183
Hexagon AB	1,760	15,923
Hexcel Corp. *	1,400	13,342
Hexpol AB *	60	266
Hill & Smith Holdings PLC	125	476
Hills Industries, Ltd.	1,001	1,262
Hirose Electric Company, Ltd.	200	21,264
Hitachi Construction Machinery Company, Ltd.	1,000	16,175
Hitachi Transport System, Ltd.	700	8,146
Hitachi Zosen Corp. *	7,500	10,058
Hitachi, Ltd.	1,600	49,552
HKC Holdings, Ltd.	22,951	1,949
Hochtief AG	395	19,956
Hoganas AB, Series B	200	2,163
Holcim, Ltd. *	1,698	96,723
Hon Hai Precision Industry Company, Ltd.	29,140	89,698
Honeywell International, Inc.	6,465	203,001
Hosiden Corp.	1,100	13,930
Hoya Corp.	1,700	34,038
Hub Group, Inc., Class A *	300	6,192
Hubbell, Inc., Class B	1,000	32,060
Huhtamaki Oyj	1,487	15,346
Hyundai Engineering & Construction Company, Ltd.	133	5,547
Hyundai Heavy Industries Company, Ltd.	137	20,384
Hyundai Merchant Marine Company, Ltd.	940	17,996
Hyundai Mipo Dockyard Company, Ltd.	154	15,219
Ibiden Company, Ltd.	900	25,141
IDEX Corp.	1,300	31,941
II-VI, Inc. *	400	8,868
IJM Corp. BHD *	12,200	20,078
Illinois Tool Works, Inc.	4,300	160,562
Imax Corp. *	300	2,453
Imerys SA *	116	4,418
Imerys SA *	582	24,459
IMI PLC	3,359	17,273
Implenia AG *	111	2,815
Impregilo SpA	4,555	15,889
India Cements, Ltd.	2,973	8,195
Indocement Tunggal Prakarsa Tbk PT	7,000	5,300
Ingersoll-Rand PLC *	5,800	121,220
Inmet Mining Corp.	700	25,679
Insituform Technologies, Inc., Class A *	1,000	$16,970
Insteel Industries, Inc. (a)	600	4,944
Interline Brands, Inc. *	1,100	15,048
Intermec, Inc. *	1,300	16,770
Intertape Polymer Group, Inc. *	2,100	1,896
Intevac, Inc. *	200	1,742
Invensys PLC	7,994	29,467
IRB Infrastructure Developers, Ltd. *	2,200	7,067
iRobot Corp. *	900	11,682
Iseki & Company, Ltd. *	3,000	12,161
Ishikawajima-Harima Heavy Industries Company, Ltd.	9,000	15,482
Italcementi SpA	699	7,988
Itron, Inc. *	600	33,042
ITT Corp.	1,600	71,200
IVRCL Infrastructures & Projects, Ltd.	3,325	23,767
J.B. Hunt Transport Services, Inc.	1,300	39,689
Jabil Circuit, Inc.	2,200	16,324
Jacobs Engineering Group, Inc. *	700	29,463
Jaiprakash Associates, Ltd.	2,582	11,101
James Hardie Industries NV *	700	11,368
Japan Airport Terminal Company, Ltd.	900	10,890
Jenoptik AG *	706	2,961
Jeol, Ltd.	1,000	3,961
JGC Corp.	1,000	16,086
Jiangxi Copper Company, Ltd., Class H	13,000	21,154
JM AB *	800	5,524
John Bean Technologies Corp.	643	8,050
Johnson Electronic Holdings, Ltd.	11,000	2,984
Joy Global, Inc.	1,100	39,292
JS Group Corp.	2,600	40,036
Kaba Holding AG, Series B	47	8,737
Kadant, Inc. *	100	1,129
Kajima Corp.	5,000	15,546
Kaman Corp., Class A	200	3,340
Kansas City Southern *	1,200	19,332
Kawasaki Heavy Industries, Ltd.	9,000	24,667
Kawasaki Kisen Kaisha, Ltd.	5,000	20,467
Kaydon Corp.	500	16,280
KBR, Inc.	2,900	53,476
KCI Konecranes Oyj	207	4,879
Keihan Electric Railway Company, Ltd.	5,000	21,246
Keihin Electric Express Railway Company, Ltd.	2,000	15,503
Keio Corp.	4,000	23,242
Keisei Electric Railway Company, Ltd.	2,000	11,909
Keller Group PLC	325	2,963
Kennametal, Inc.	1,174	22,517
Keyence Corp.	200	40,702
Kinden Corp.	1,000	8,762
Kingboard Laminates Holdings, Ltd.	16,000	8,076
Kingspan Group PLC - London Exchange	1,864	10,489
Kinsus Interconnect Technology Corp.	5,000	8,281
Kintetsu Corp.	6,000	26,433
Kirby Corp. *	1,000	31,790
Kitz Corp.	1,000	3,398
KLA-Tencor Corp.	2,200	55,550

The accompanying notes are an integral part of the financial statements.

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Knight Transportation, Inc. (a)	1,100	$18,205
KNM Group BHD	8,400	2,019
Komatsu, Ltd.	3,700	56,785
Komori Corp.	700	8,355
Kone Corp. Oyj	954	29,299
Konica Minolta Holdings, Inc.	2,500	25,977
Koninklijke (Royal) Philips Electronics NV	10,474	193,678
Koninklijke BAM Groep NV	521	4,228
Koninklijke Boskalis Westinster NV	843	19,116
Koninklijke Ten Cate NV	390	9,446
Koninklijke Vopak NV	558	27,911
Koppers Holdings, Inc.	100	2,637
Korea Kumho Petrochemical Company, Ltd.	90	2,097
Korea Line Corp.	126	6,074
Krones AG	110	4,193
Kubota Corp.	5,000	41,063
Kuehne & Nagel International AG	323	25,356
Kumho Industrial Company, Ltd.	150	1,673
Kureha Corp.	1,000	5,277
Kurita Water Industries, Ltd.	700	22,551
Kyocera Corp.	900	67,230
Kyowa Exeo Corp.	1,000	9,926
L-1 Identity Solutions, Inc. *	1,600	12,384
LaBarge, Inc. *	200	1,854
Ladish Company, Inc. *	100	1,297
Lafarge SA *	928	63,009
Lafarge SA *	450	29,197
Laird Group PLC	1,023	2,615
Lancaster Colony Corp.	600	26,442
Landstar Systems, Inc.	800	28,728
Largan Precision Company, Ltd.	1,000	10,529
Larsen & Toubro, Ltd.	550	17,991
Layne Christensen Company *	800	16,360
Leggett & Platt, Inc.	3,100	47,213
Legrand SA, ADR	628	13,720
Leighton Holdings, Ltd.	1,036	19,506
Lennox International, Inc.	900	28,899
LG Display Company, Ltd., ADR	1,800	22,482
LG Electronics, Inc.	361	32,981
Lincoln Electric Holdings, Inc.	800	28,832
Lindab International AB	600	4,930
Linde AG	934	76,789
Lindsay Corp.	100	3,310
Littelfuse, Inc. *	500	9,980
LLX Logistica SA *	587	1,141
Lockheed Martin Corp.	3,300	266,145
Lonking Holdings, Ltd.	12,000	5,905
LS Cable, Ltd.	188	13,869
LS Industrial Systems Company, Ltd.	164	9,780
LSB Industries, Inc. *	600	9,702
LSI Industries, Inc.	300	1,635
Mabuchi Motor Company, Ltd.	200	9,616
Maeda Road Construction Company, Ltd.	1,000	10,214
Makino Milling Machine Company, Ltd.	1,000	3,238
Makita Corp.	700	16,859
MAN AG	685	42,130
Manitowoc Company, Inc.	2,700	$14,202
Marten Transport, Ltd. *	700	14,532
Martin Marietta Materials, Inc.	600	47,328
Maruichi Steel Tube, Ltd.	600	11,311
Masco Corp.	3,100	29,698
Matsushita Electric Works, Ltd.	3,000	28,319
Matthews International Corp., Class A	400	12,448
Max Company, Ltd.	1,000	11,037
McDermott International, Inc. *	2,400	48,744
Meggitt PLC	8,624	22,534
Melrose PLC	3,200	4,878
Metalico, Inc. *	200	932
Methode Electronics, Inc.	400	2,808
Metra Oyj, B Shares (a)	1,104	35,662
Metropolitan Pro Corp.	200	2,164
Metso Oyj	2,220	41,583
Mettler-Toledo International, Inc. *	300	23,145
Michael Baker Corp. *	100	4,236
Michaniki SA	2,623	6,283
Micro-Star International Company, Ltd.	7,279	4,537
Middleby Corp. *	400	17,568
Mine Safety Appliances Company	400	9,640
Minebea Company, Ltd.	2,000	8,462
Miranda Technologies, Inc. *	300	1,186
MISC BHD	5,200	12,709
MISUMI Group, Inc.	800	11,257
Mitsubishi Electric Corp.	8,000	50,337
Mitsubishi Heavy Industries, Ltd.	17,000	70,125
Mitsuboshi Belting Company, Ltd.	1,000	4,302
Mitsui Engineering & Shipbuilding Company, Ltd.	9,000	21,100
Mitsui O.S.K. Lines, Ltd.	4,000	25,806
Mitsumi Electric Company, Ltd.	800	16,993
Miura Company, Ltd.	500	11,139
Modec, Inc.	100	1,754
Molex, Inc.	1,300	18,694
Monadelphous Group, Ltd.	1,108	10,500
Moog, Inc., Class A *	800	20,648
Morgan Crucible Company PLC	2,337	3,661
Morgan Sindall PLC	210	2,387
Mori Seiki Company, Ltd.	1,300	13,466
Mota Engil, SGPS SA	444	2,021
MTR Corp., Ltd.	7,124	21,487
MTU Aero Engines Holding AG	247	9,018
Mueller Industries, Inc.	800	16,640
Mueller Water Products, Inc.	1,800	6,732
Multi-Fineline Electronix, Inc. *	500	10,700
Murata Manufacturing Company, Ltd.	900	38,146
Murray & Roberts Holdings, Ltd.	3,011	19,617
Myers Industries, Inc.	300	2,496
Nabtesco Corp.	1,000	9,817
NACCO Industries, Inc., Class A	100	2,872
Nachi-Fujikoshi Corp.	1,000	2,042
Nagoya Railroad Comapny, Ltd.	4,000	12,812
Nalco Holding Company	2,200	37,048
Nampak, Ltd. *	4,542	8,582

The accompanying notes are an integral part of the financial statements.

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Nan Ya Printed Circuit Board Corp.	3,000	$8,062
Nankai Electric Railway Company, Ltd.	3,000	13,116
National Express Group PLC	1,975	10,086
National Instruments Corp.	1,100	24,816
NCC AB	1,603	13,967
NCI Building Systems, Inc. *	200	528
NEC Corp.	9,000	35,138
Neo Material Technologies, Inc. *	700	1,240
Neptune Orient Lines, Ltd.	4,000	4,051
Nexans SA	342	18,231
NGK INSULATORS, Ltd.	1,000	20,306
Nibe Industrier AB, Series B	476	4,079
Nichicon Corp.	1,700	24,507
Nidec Corp.	500	30,213
Nikon Corp.	2,000	34,382
Nippo Corp.	1,000	9,275
Nippon Carbon Company, Ltd.	1,000	2,780
Nippon Chemi-Con Corp.	1,000	3,773
Nippon Electric Glass Company, Ltd.	2,000	22,293
Nippon Express Company, Ltd.	7,000	31,714
Nippon Konpo Unyu Soko Company, Ltd.	1,000	11,066
Nippon Sheet Glass Company, Ltd.	11,000	31,855
Nippon Thompson Company, Ltd.	1,000	5,205
Nippon Yusen Kabushiki Kaisha	10,000	42,910
Nishimatsu Construction Company, Ltd.	2,000	3,095
Nishi-Nippon Railroad Company, Ltd.	3,000	11,134
NKT Holding A/S *	119	4,017
Norbord, Inc. *	600	696
Norddeutsche Affinerie AG	508	14,743
Nordex AG *	111	1,745
Nordson Corp.	600	23,196
Norfolk Southern Corp.	2,728	102,764
Noritsu Koki Company, Ltd.	100	945
North American Galvanizing & Coatings, Inc. *	900	5,454
Northrop Grumman Corp.	2,400	109,632
Northwest Pipe Company *	200	6,952
NSK, Ltd.	3,000	15,145
NTN Corp.	5,000	19,904
Obayashi Corp.	7,000	34,237
Obrascon Huarte Lain SA	995	19,755
Odakyu Electric Railway Company, Ltd.	3,000	25,653
Oesterreichische Post AG	519	14,901
Okuma Holdings, Inc.	2,000	9,375
Okumura Corp.	3,000	11,665
Old Dominion Freight Lines, Inc. *	600	20,142
Olympus Optical Company, Ltd.	1,000	23,499
Omega Flex, Inc. *	100	1,516
Omron Corp.	1,500	21,569
Orbital Sciences Corp., Class A *	900	13,653
Orica, Ltd.	2,418	42,094
Orion Marine Group, Inc. *	300	5,700
Ormat Industries, Ltd.	811	6,587
OSI Systems, Inc. *	400	8,340
Outotec Oyj	128	3,045
Overseas Shipholding Group, Inc.	700	23,828
Owens Corning, Inc. *	1,620	20,704
Owens-Illinois, Inc. *	1,800	$50,418
Pacer International, Inc.	200	446
Pacific Basin Shipping, Ltd.	14,000	8,832
Packaging Corp. of America	1,700	27,540
Pactiv Corp. *	1,140	24,738
Pall Corp.	1,500	39,840
PanaHome Corp.	1,000	6,085
Panalpina Welttransport Holding AG	188	13,695
Pan-International Industrial Company, Ltd.	7,000	7,877
Park Electrochemical Corp.	400	8,612
Parker-Hannifin Corp.	2,000	85,920
PBG SA *	86	6,375
Peab AB, Series B	2,689	11,090
Pentair, Inc.	1,800	46,116
PER Aarsleff A/S	90	10,287
PerkinElmer, Inc.	2,200	38,280
Permasteelisa SpA	777	13,264
Pfeiffer Vacuum Technology AG	139	10,198
Pfleiderer AG *	325	2,371
PGT, Inc. *	400	604
PHI, Inc. *	400	6,856
Plexus Corp. *	700	14,322
Polnord SA *	395	3,915
Polypore International, Inc. *	800	8,896
Powell Industries, Inc. *	100	3,707
Precision Castparts Corp.	1,200	87,636
Premier Farnell PLC	4,968	10,326
Presstek, Inc. *	1,800	2,502
Pretoria Portland Cement Company, Ltd.	4,312	16,248
Promotora y Operadora de Infraestructura SAB de CV *	700	1,131
Prysmian SpA	1,094	16,481
Punj Lloyd, Ltd.	1,401	6,139
Raven Industries, Inc.	300	7,680
Raytheon Company	4,400	195,492
RBC Bearings, Inc. *	300	6,135
Regal-Beloit Corp.	600	23,832
Republic Services, Inc.	2,605	63,588
Rexam PLC	5,255	24,668
Rexel SA *	2,039	17,319
Rheinmetall AG	265	11,470
RHI AG *	89	1,611
Rieter Holding AG *	46	7,706
Rinnai Corp.	300	13,243
Robbins & Myers, Inc.	800	15,400
Rockwell Automation, Inc.	1,800	57,816
Rockwell Collins, Inc.	1,665	69,480
Rockwool International AS, B Shares	100	7,364
Rofin-Sinar Technologies, Inc. *	600	12,006
Rogers Corp. *	300	6,069
ROK PLC	454	407
Rolls-Royce Group PLC *	12,848	76,607
Roper Industries, Inc.	1,600	72,496
Rotork PLC	289	3,942
RPC Group PLC	2,984	9,691
Ryder Systems, Inc.	800	22,336

The accompanying notes are an integral part of the financial statements.

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Ryobi, Ltd.	1,000	$2,624
Ryosan Company, Ltd.	600	14,076
Sa des Ciments Vicat *	137	7,880
Sacyr Vallehermoso SA	1,463	20,282
Safran SA	2,431	32,143
Saft Groupe SA	289	11,481
Sagami Railway Company, Ltd.	3,000	12,288
Samsung Digital Imaging Company, Ltd. *	55	2,163
Samsung Electro-Mechanics Company, Ltd.	601	28,694
Samsung Engineering Company, Ltd.	321	21,237
Samsung Heavy Industries Company, Ltd.	810	18,362
Samsung SDI Company, Ltd.	359	29,019
Sandvik AB	3,835	28,574
Sankyu, Inc.	3,000	11,785
Sanwa Shutter Corp.	2,000	7,124
Sanyo Electric Company, Ltd. *	5,000	12,924
Sauer-Danfoss, Inc.	300	1,839
Schindler Holding AG	174	10,788
Schneider Electric SA	1,575	120,455
Schweiter Technologies AG	25	9,257
Sealed Air Corp.	2,800	51,660
Secom Company, Ltd.	900	36,506
Seino Transportation Company, Ltd.	2,000	16,593
Semapa-Sociedade de Investimento & Gestao, SGPS SA	1,179	9,590
SembCorp Industries, Ltd.	7,000	14,553
SembCorp Marine, Ltd.	4,000	7,371
Semen Gresik Persero Tbk PT *	11,500	5,499
Senior PLC	2,247	1,415
Senko Company, Ltd.	1,000	3,485
Severfield Rowen PLC	2,280	7,266
Shanghai Electric Group Company, Ltd.	26,000	11,168
Shanks Group PLC	2,270	2,563
Sharp Corp.	5,000	51,588
Shaw Group, Inc. *	1,435	39,333
Shimizu Corp.	3,000	13,023
Siam Cement PCL, NVDR	2,900	13,119
Siemens AG, SADR	2,700	186,813
Siemens India, Ltd.	1,760	17,435
SIG PLC	6,281	10,156
Sika AG	29	32,191
Silgan Holdings, Inc.	600	29,418
Simpson Manufacturing Company, Inc.	1,000	21,620
Sims Group, Ltd.	1,312	27,316
Sincere Navigation Corp.	7,000	7,870
Singapore Post, Ltd.	21,000	12,965
Singapore Technologies Engineering, Ltd.	5,000	8,440
Sinotrans, Ltd., Class H	11,000	2,511
Sjaelso Gruppen A/S *	150	651
Skanska AB, Series B	2,913	32,578
SKF AB, B Shares	2,501	30,914
SMC Corp.	200	21,437
Smit Internationale NV	199	11,795
Smith & Wesson Holding Corp. *	2,400	13,632
Smiths Group PLC	3,560	41,200
SMK Corp.	1,000	4,330
SMRT Corp., Ltd.	9,000	$10,494
Snap-on, Inc.	900	25,866
SNC-Lavalin Group, Inc.	1,200	44,208
Solon AG Fuer Solartechnik AG * (a)	197	2,474
Somfy SA	66	11,535
Sonae Industria, SGPS SA *	2,576	7,918
Songa Offshore SE *	400	1,313
Sonoco Products Company	1,700	40,715
Sony Corp.	3,200	82,664
Spectris PLC	1,738	15,799
Spirax-Sarco Engineering PLC	456	6,348
Spirit Aerosystems Holdings, Inc., Class A *	1,400	19,236
SPX Corp.	800	39,176
Stagecoach Group PLC	2,732	5,714
Stanley Electric Corp.	600	12,085
Stanley Works	900	30,456
Stanley, Inc. *	200	6,576
Star Micronics Company, Ltd.	1,000	9,585
Stella-Jones, Inc.	200	3,886
Stericycle, Inc. *	500	25,765
Sterling Construction Company, Inc. *	300	4,578
Sterlite Industries India Ltd	803	10,207
Sterlite Industries India, Ltd.	700	8,708
Stoneridge, Inc. *	200	960
Strabag SE	782	17,336
Sturm Ruger & Company, Inc.	700	8,708
STX Engine Company, Ltd.	440	9,345
STX Pan Ocean Company, Ltd.	870	8,003
STX Shipbuilding Company, Ltd.	430	5,399
Sulzer AG	175	11,117
Sumitomo Electric Industries, Ltd.	3,900	43,720
Sumitomo Heavy Industries, Ltd.	8,000	35,391
Sumitomo Osaka Cement Company, Ltd.	7,000	15,110
Sun Hydraulics, Inc.	400	6,468
Super Group, Ltd. *	24,950	2,084
Suzlon Energy, Ltd.	941	2,033
Swisslog Holding AG	10,748	8,121
Synnex Technology International Corp.	5,000	8,115
Taihan Electric Wire Company, Ltd.	260	4,241
TAIHEIYO CEMENT Corp.	11,000	18,836
Taikisha, Ltd.	600	7,061
Taisei Corp.	9,000	21,668
Taiwan Cement Corp.	17,080	16,267
Taiwan Glass Industrial Corp.	14,400	9,480
Taiwan Navigation Company, Ltd.	4,000	7,205
Taiyo Yuden Company, Ltd.	2,000	21,963
Takara Standard Company, Ltd.	1,000	5,923
Takasago Thermal Engineering Company, Ltd.	1,000	8,978
TAL International Group, Inc.	700	7,630
Taser International, Inc. *	400	1,824
TCC International Holdings, Ltd. *	10,000	3,757
Techtronic Industries Company, Ltd.	11,000	7,569
Tecnicas Reunidas SA	148	6,984
Tecumseh Products Company, Class A *	100	971
Teledyne Technologies, Inc. *	500	16,375
Teleflex, Inc.	800	35,864

The accompanying notes are an integral part of the financial statements.

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Tenaris SA	697	$9,423
Tennant Company	100	1,839
Terex Corp. *	1,500	18,105
Texas Industries, Inc.	600	18,816
Textainer Group Holdings, Ltd.	1,000	11,490
Textron, Inc.	600	5,796
Thales SA	491	21,972
The Japan Steel Works, Ltd.	2,000	24,556
Thermo Fisher Scientific, Inc. *	5,711	232,837
THK Company, Ltd.	1,200	17,893
Timken Company	1,700	29,036
Titan Cement Company SA	796	20,962
TKH Group NV	165	2,294
TNT Post Group NV	3,362	65,483
Tobu Railway Company, Ltd.	6,000	35,244
Toda Corp.	3,000	12,223
Tognum AG	1,002	13,201
Toho Zinc Company, Ltd.	1,000	3,992
Tokyo Seimitsu Company, Ltd.	200	2,825
Tokyu Corp.	5,000	25,187
Toll Holdings, Ltd.	5,141	25,506
Tomkins PLC, SADR	3,100	30,132
Tomra Systems ASA	800	2,880
Torm A/S	300	3,090
Toromont Industries, Ltd.	500	10,252
Toshiba Corp.	13,000	46,796
Toshiba Machine Company, Ltd.	3,000	11,022
Toyo Engineering Corp.	1,000	3,364
Toyo Seikan Kaisha, Ltd.	1,700	35,827
TransDigm Group, Inc. *	900	32,580
Transfield Services, Ltd.	6,542	12,026
Transpacific Industries Group, Ltd.	1,546	2,242
Transport International Holdings, Ltd.	2,800	7,473
Travis Perkins PLC	851	7,389
Trelleborg AB, Series B *	4,814	16,117
Trencor, Ltd.	1,264	3,322
TriMas Corp. *	1,500	5,055
Trinity Industries, Inc.	1,000	13,620
Triumph Group, Inc.	400	16,000
Tsubakimoto Chain Company, Ltd.	1,000	3,486
TTM Technologies, Inc. *	1,700	13,532
Tutor Perini Corp. *	700	12,152
Tyco Electronics, Ltd. *	2,000	37,180
U.S. Concrete, Inc. *	500	990
Ultra Electronics Holdings PLC	805	14,457
Ultralife Batteries, Inc. *	1,000	7,170
ULVAC, Inc.	300	8,597
U-Ming Marine Transport Corp.	4,000	7,776
Union Pacific Corp.	6,900	359,214
United Group, Ltd.	1,825	15,158
United Parcel Service, Inc., Class B	3,300	164,967
United Technologies Corp.	8,100	420,876
United Tractors Tbk PT	10,750	10,426
Universal Display Corp. *	200	1,956
Universal Forest Products, Inc.	300	9,927
Universal Truckload Services, Inc. *	100	1,565
URS Corp. *	1,500	$74,280
USA Truck, Inc. *	200	2,706
USG Corp. *	1,400	14,098
Ushio, Inc.	1,400	22,326
UTI Worldwide, Inc. *	1,600	18,240
Vacon Oyj	243	8,099
Vaisala Oyj, Series A	274	9,687
Vallourec SA	438	53,250
Valmont Industries, Inc.	400	28,832
Varian, Inc. *	300	11,829
Veidekke ASA	501	2,463
Venture Corp., Ltd.	2,000	9,599
Vestas Wind Systems AS *	954	68,581
Vianini Lavori SpA	357	2,092
Vicor Corp.	200	1,444
Vidrala SA	495	11,126
Vinci SA (a)	1,530	68,667
Vishay Intertechnology, Inc. *	3,500	23,765
Viterra, Inc. *	4,100	35,602
Volvo AB, Series A	1,581	9,779
Volvo AB, Series B	4,814	29,831
Vossloh AG	56	6,736
VSE Corp.	100	2,616
VT Group PLC	1,984	14,781
Vulcan Materials Company (a)	1,600	68,960
W.H. Brady Company, Class A	700	17,584
W.W. Grainger, Inc.	900	73,692
Wabtec Corp.	800	25,736
Wacker Construction Equipment AG	190	1,777
Walsin Lihwa Corp.	39,000	12,410
Wan Hai Lines, Ltd.	8,400	3,905
Waste Connections, Inc. *	1,300	33,683
Waste Management, Inc.	5,465	153,894
Waste Services, Inc. *	400	2,072
Waters Corp. *	1,000	51,470
Watts Water Technologies, Inc., Class A	800	17,232
Wavin NV	1,265	5,058
Weg SA	2,400	16,902
Weir Group PLC	2,679	20,415
Werner Enterprises, Inc.	1,200	21,744
Wesfarmers, Ltd.	4,898	89,162
West Japan Railway Company, Ltd.	9	29,737
Wienerberger Baustoffindustrie AG *	816	10,145
WMH Walter Meier AG, Series A	28	1,611
Woodward Governor Company	1,100	21,780
Woongjin Coway Company, Ltd.	680	16,501
WorleyParsons, Ltd.	1,194	22,748
Worthington Industries, Inc.	1,400	17,906
Yageo Corp.	39,000	7,842
Yamatake Corp.	600	11,920
Yamato Transport Company, Ltd.	3,000	39,858
Yang Ming Marine Transport Corp.	16,499	5,881
Yangzijiang Shipbuilding Holdings, Ltd. *	14,000	7,485
YASKAWA Electric Corp.	3,000	19,886
YIT Oyj	616	6,397
Yokogawa Bridge Corp.	1,000	8,328

The accompanying notes are an integral part of the financial statements.

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Yokogawa Electric Corp.	1,800	$12,036
Young Fast Optoelectronics Company, Ltd. *	1,000	9,316
YRC Worldwide, Inc. * (a)	500	865
YTL Corp. BHD	6,600	13,042
Zardoya Otis SA	1,053	22,009
Zardoya Otis SA *	52	1,085
Zebra Technologies Corp., Class A *	900	21,294
Zehnder Group AG	10	9,023
Zodiac SA	501	16,322
Zumtobel AG	627	6,414

		21,486,759

Real Estate - 0.00%
Athris Holding AG *	9	7,129
Technology - 6.50%
3D Systems Corp. *	200	1,442
3PAR, Inc. *	1,000	12,400
Absolute Software Corp. *	200	973
Acer Sertek, Inc.	20,075	34,752
ACI Worldwide, Inc. *	100	1,396
Actel Corp. *	900	9,657
Activision Blizzard, Inc. *	14,400	181,872
Acxiom Corp.	1,700	15,011
Adobe Systems, Inc. *	4,559	129,020
Advanced Analogic Technologies, Inc. *	1,700	7,803
Advanced Micro Devices, Inc. * (a)	7,000	27,090
Advanced Semiconductor Engineering, Inc.	30,289	17,722
Advantech Company, Ltd.	6,000	8,482
Advent Software, Inc. *	400	13,116
Affiliated Computer Services, Inc., Class A *	1,600	71,072
Agilent Technologies, Inc. *	4,400	89,364
Aixtron AG	2,020	24,871
Allscripts Healthcare Solution, Inc. *	2,600	41,236
Alten SA *	466	7,800
Altera Corp.	3,100	50,468
American Reprographics Company *	900	7,488
Amkor Technology, Inc. *	2,800	13,244
Analog Devices, Inc.	1,520	37,666
ANSYS, Inc. *	1,500	46,740
Apple, Inc. *	7,600	1,082,468
Applied Materials, Inc.	14,700	161,259
Applied Micro Circuits Corp. *	2,100	17,073
ArcSight, Inc. *	500	8,885
Arm Holdings PLC, ADR	4,100	24,477
ASM International NV *	1,150	16,933
ASM Pacific Technology, Ltd.	1,800	9,262
ASML Holding NV	2,617	56,763
Atmel Corp. *	7,200	26,856
ATMI, Inc. *	400	6,212
Atos Origin SA *	1,145	38,875
Autodesk, Inc. *	2,400	45,552
Automatic Data Processing, Inc.	4,265	151,152
Autonomy Corp. PLC *	1,864	44,167
Aveva Group PLC	375	4,430
Avid Technology, Inc. *	400	5,364
Blackbaud, Inc.	700	10,885
Blackboard, Inc. *	400	$11,544
BMC Software, Inc. *	1,900	64,201
Broadcom Corp., Class A *	3,600	89,244
Brocade Communications Systems, Inc. *	7,000	54,740
Brooks Automation, Inc. *	500	2,240
CA, Inc.	5,700	99,351
Cabot Microelectronics Corp. *	500	14,145
CACI International, Inc., Class A *	500	21,355
Cadence Design Systems, Inc. *	4,500	26,550
CANON, Inc., ADR	4,600	149,638
Cap Gemini SA	1,092	40,334
Capcom Company, Ltd.	300	5,386
Cavium Networks, Inc. *	500	8,405
Cerner Corp. *	1,000	62,290
CGI Group, Inc. *	2,300	20,446
Chartered Semiconductor Manufacturing, Ltd. *	2,590	3,649
Chicony Electronics Company, Ltd.	5,000	9,283
Cirrus Logic, Inc. *	500	2,250
Citrix Systems, Inc. *	2,300	73,347
CMC Magnetics Corp. *	50,000	10,759
Cogent, Inc. *	1,000	10,730
Cognizant Technology Solutions Corp., Class A *	2,500	66,750
Cohu, Inc.	700	6,286
Commvault Systems, Inc. *	600	9,948
Compal Electronics, Inc.	32,095	25,943
Computacenter PLC	4,615	15,599
Computer Programs & Systems, Inc.	200	7,662
Computer Sciences Corp. *	2,700	119,610
Computershare, Ltd.	3,023	21,905
Compuware Corp. *	3,636	24,943
COMSYS IT Partners, Inc. *	200	1,170
Concur Technologies, Inc. *	900	27,972
Cray, Inc. *	400	3,152
Cree, Inc. *	1,100	32,329
CSG Systems International, Inc. *	400	5,296
CSK Corp.	500	2,340
CSR PLC *	763	4,402
Cypress Semiconductor Corp. *	2,700	24,840
Dassault Systemes SA	178	7,905
Dassault Systemes SA	491	21,711
Dell, Inc. *	16,500	226,545
DemandTec, Inc. *	400	3,520
Descartes Systems Group, Inc. *	600	2,295
Dicom Group PLC	695	1,655
Diebold, Inc.	1,000	26,360
Digi International, Inc. *	500	4,875
Dimension Data Holdings PLC	19,808	19,396
Diodes, Inc. *	200	3,128
DivX, Inc. *	600	3,294
Domino Printing Sciences PLC	631	2,616
Double-Take Software, Inc. *	100	865
DSP Group, Inc. *	300	2,028
DST Systems, Inc. *	800	29,560
Echelon Corp. *	700	5,936
Eclipsys Corp. *	500	8,890

The accompanying notes are an integral part of the financial statements.

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Elan Microelectronics Corp.	5,000	$8,131
Electronic Arts, Inc. *	2,800	60,816
Electronics for Imaging, Inc. *	1,100	11,726
Elpida Memory, Inc. *	800	8,558
EMC Corp. *	22,195	290,754
Emcore Corp. *	2,300	2,898
Emulex Corp. *	2,300	22,494
Entegris, Inc. *	500	1,360
Epicor Software Corp. *	1,500	7,950
EPIQ Systems, Inc. *	400	6,140
Epistar Corp.	6,000	16,153
Exact Holdings NV	78	1,888
Exar Corp. *	1,300	9,347
FactSet Research Systems, Inc.	500	24,935
Fair Isaac Corp.	1,000	15,460
Fairchild Semiconductor International, Inc. *	2,800	19,572
Fiserv, Inc. *	2,700	123,390
FormFactor, Inc. *	945	16,292
Foxconn Technology Company, Ltd.	5,200	14,426
Fuji Software ABC, Inc.	400	7,901
Fujitsu, Ltd.	7,000	37,931
Gemalto NV *	759	26,329
Geodesic, Ltd.	2,978	5,714
GFI Informatique SA	1,624	6,502
HCL Technologies, Ltd.	2,558	9,869
Hewlett-Packard Company	26,400	1,020,360
High Tech Computer Corp.	2,300	32,341
Hitachi Information Systems, Ltd.	400	8,418
Hittite Microwave Corp. *	500	17,375
Hutchinson Technology, Inc. *	200	390
Hynix Semiconductor, Inc. *	4,210	44,854
I-Flex Solutions, Ltd. *	314	8,130
Igate Corp.	200	1,324
IHS, Inc., Class A *	700	34,909
Imation Corp.	600	4,566
Immersion Corp. *	300	1,482
IMS Health, Inc.	1,600	20,320
Indra Sistemas SA	937	20,300
Industrial & Financial Systems AB	1,400	11,446
Infineon Technologies AG, ADR *	1,000	3,570
Infineon Technologies AG *	8,064	29,275
infoGROUP, Inc. *	1,400	7,994
Infosys Technologies, Ltd., ADR	1,400	51,492
Infosys Technologies, Ltd.	338	12,512
Ingenico SA	460	8,790
Innerworkings, Inc. *	1,000	4,750
InnoLux Display Corp.	18,500	22,533
Integrated Device Technology, Inc. *	2,400	14,496
Intel Corp.	48,200	797,710
International Business Machines Corp.	11,200	1,169,504
International Rectifier Corp. *	1,500	22,215
Intersil Corp., Class A	2,400	30,168
Intuit, Inc. *	1,500	42,240
Inventec Company, Ltd.	17,850	10,272
IPG Photonics Corp. *	300	3,291
Isilon Systems, Inc. *	800	3,392
Itochu Techno-Science Corp.	400	$11,870
IXYS Corp. *	300	3,036
Jack Henry & Associates, Inc.	1,200	24,900
JDA Software Group, Inc. *	400	5,984
Kingsoft Corp., Ltd.	12,000	8,404
Konami Corp.	600	11,487
Kontron AG	927	11,935
Kulicke & Soffa Industries, Inc. *	2,200	7,546
L-3 Communications Holdings, Inc.	900	62,442
Lam Research Corp. *	1,600	41,600
Lawson Software, Inc. *	2,900	16,182
Lenovo Group, Ltd.	68,000	26,003
Lexmark International, Inc. *	765	12,125
Limelight Networks, Inc. *	2,800	12,320
Linear Technology Corp.	2,359	55,083
Lite-On Technology Corp.	22,045	19,057
Logica PLC	14,174	18,461
Logitech International SA *	2,244	31,252
LSI Logic Corp. *	11,083	50,538
Macronix International Company, Ltd.	26,229	11,864
Manhattan Associates, Inc. *	400	7,288
ManTech International Corp. *	300	12,912
Mastech Holdings, Inc. *	13	45
Mattson Technology, Inc. *	400	472
Maxim Integrated Products, Inc.	5,300	83,157
MedAssets, Inc. *	500	9,725
MediaTek, Inc.	4,010	47,700
MEMC Electronic Materials, Inc. *	2,874	51,186
Mentor Graphics Corp. *	2,200	12,034
Micrel, Inc.	1,100	8,052
Microchip Technology, Inc. (a)	1,900	42,845
Micron Technology, Inc. *	15,400	77,924
Micronas Semiconductor Holding AG *	1,672	4,699
MICROS Systems, Inc. *	1,300	32,916
Microsemi Corp. *	900	12,420
Microsoft Corp.	68,208	1,621,304
MicroStrategy, Inc., Class A *	100	5,022
MIPS Technologies, Inc., Class A *	500	1,500
Misys PLC	6,400	18,208
Mitac International	14,559	5,788
Monolithic Power Systems, Inc. *	600	13,446
Moser Baer India, Ltd.	3,670	6,839
Mphasis, Ltd.	1,558	12,528
MSC Software Corp. *	300	1,998
MSCI, Inc. *	1,700	41,548
MTS Systems Corp.	200	4,130
Nanya Technology Corp. *	65,000	10,119
National Semiconductor Corp.	2,400	30,120
NCR Corp. *	2,200	26,026
Neopost SA	261	23,470
Net One Systems Company, Ltd.	3	5,269
NetApp, Inc. *	3,500	69,020
NETGEAR, Inc. *	1,100	15,851
Netlogic Microsystems, Inc. *	400	14,584
Netscout Systems, Inc. *	600	5,628
NetSuite, Inc. * (a)	700	8,267

The accompanying notes are an integral part of the financial statements.

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Nihon Unisys, Ltd.	1,200	$10,402
Nomura Research Institute, Ltd.	600	13,310
Novell, Inc. *	5,700	25,821
Novellus Systems, Inc. *	1,800	30,060
Nuance Communications, Inc. *	4,600	55,614
NVIDIA Corp. *	7,000	79,030
OBIC Company, Ltd.	70	11,347
Oce NV	2,299	12,434
Omnicell, Inc. *	200	2,150
Omniture, Inc. *	1,300	16,328
OmniVision Technologies, Inc. *	1,500	15,585
ON Semiconductor Corp. *	4,400	30,184
Open Text Corp. *	600	21,923
Opnet Technologies, Inc.	700	6,412
Oracle Corp. - Japan	300	10,992
Oracle Corp.	42,254	905,081
Palm, Inc. * (a)	2,500	41,425
PAR Technology Corp. *	300	1,917
Parametric Technology Corp. *	1,800	21,042
Pegasystems, Inc.	500	13,190
Pericom Semiconductor Corp. *	1,400	11,788
Perot Systems Corp., Class A *	1,900	27,227
Phase Forward, Inc. *	400	6,044
Pitney Bowes, Inc.	2,200	48,246
PLX Technology, Inc. *	1,600	6,032
PMC-Sierra, Inc. *	3,400	27,064
Power Integrations, Inc.	400	9,516
Progress Software Corp. *	500	10,585
PROS Holdings, Inc. *	700	5,684
Psion PLC	5,211	5,810
QLogic Corp. *	2,000	25,360
Quality Systems, Inc.	600	34,176
Quanta Computer, Inc.	8,000	12,948
Quest Software, Inc. *	1,900	26,486
Radiant Systems, Inc. *	1,300	10,790
RadiSys Corp. *	200	1,802
Rambus, Inc. *	1,700	26,333
Realtek Semiconductor Corp.	4,000	7,404
Red Hat, Inc. *	1,985	39,958
Redflex Holdings, Ltd.	4,606	7,521
Renaissance Learning, Inc.	300	2,763
Research In Motion, Ltd. *	2,200	156,382
Richardson Electronics, Ltd.	300	981
Ricoh Company, Ltd.	3,000	38,429
Rimage Corp. *	200	3,322
Ritek Corp. *	42,000	10,451
Riverbed Technology, Inc. *	1,100	25,509
RM PLC	1,719	4,514
Rohm Company, Ltd.	500	36,317
Royalblue Group PLC	652	11,716
Rubicon Technology, Inc. *	1,000	14,280
Salesforce.com, Inc. *	1,300	49,621
Samsung Electronics Company, Ltd.	578	267,685
Samsung Techwin Company, Ltd.	124	6,992
SanDisk Corp. *	4,100	60,229
Sanken Electric Company, Ltd.	1,000	3,931
SAP AG, SADR	2,700	$108,513
Satyam Computer Services, Ltd.	3,019	4,486
Schawk, Inc., Class A	200	1,502
Seachange International, Inc. *	300	2,409
Seagate Technology	6,300	65,898
Seiko Epson Corp.	1,200	19,485
Semiconductor Manufacturing International Corp. *	265,000	13,436
Semitool, Inc. *	1,600	7,392
Semtech Corp. *	800	12,728
Shinko Electric Industries Company, Ltd.	800	9,838
Sigma Designs, Inc. *	900	14,436
Silicon Graphics International Corp. *	1,000	4,540
Silicon Image, Inc. *	400	920
Silicon Laboratories, Inc. *	900	34,146
Silicon-On-Insulator Technologies SA *	1,651	12,919
Siliconware Precision Industries Company	2,812	17,434
SimCorp A/S	51	7,924
Skyworks Solutions, Inc. *	3,000	29,340
Smith Micro Software, Inc. *	300	2,946
Softbank Corp.	3,100	60,202
Softbank SA	630	10,820
Software AG	261	18,507
Solera Holdings, Inc. *	1,200	30,480
SPSS, Inc. *	200	6,674
Square Enix Company, Ltd.	400	9,367
SRA International, Inc., Class A *	1,000	17,560
Standard Microsystems Corp. *	300	6,135
STEC, Inc. * (a)	700	16,233
STMicroelectronics NV	5,800	43,511
Stratasys, Inc. *	200	2,198
Sumco Corp.	900	12,740
Super Micro Computer, Inc. *	700	5,362
Supertex, Inc. *	100	2,511
SXC Health Solutions Corp. *	200	5,102
Sybase, Inc. *	1,100	34,474
Sykes Enterprises, Inc. *	1,000	18,090
Synaptics, Inc. *	700	27,055
Synchronoss Technologies, Inc. *	500	6,135
SYNNEX Corp. *	900	22,491
Synopsys, Inc. *	2,500	48,775
Syntel, Inc.	700	22,008
Taiwan Semiconductor Manufacturing Company, Ltd.	91,075	151,288
Take-Two Interactive Software, Inc. *	1,019	9,650
Taleo Corp. *	800	14,616
Tanla Solutions, Ltd.	2,423	3,393
Tata Consultancy Services, Ltd.	2,054	16,729
TDK Corp.	1,500	69,780
Tech Mahindra, Ltd.	1,669	25,306
Techwell, Inc. *	800	6,800
Temenos Group AG *	170	2,902
Teradata Corp. *	1,800	42,174
Teradyne, Inc. *	2,400	16,464
Tessera Technologies, Inc. *	1,000	25,290
Texas Instruments, Inc.	10,300	219,390
The Sage Group PLC	10,352	30,402

The accompanying notes are an integral part of the financial statements.

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Thomas & Betts Corp. *	1,000	$28,860
THQ, Inc. *	1,200	8,592
TietoEnator Oyj	537	7,155
Tokyo Electron, Ltd.	700	33,621
Total Systems Services, Inc.	2,500	33,475
Totvs SA	100	3,412
TPV Technology, Ltd.	10,000	4,479
Trimble Navigation, Ltd. *	1,900	37,297
Triquint Semiconductor, Inc. *	4,300	22,833
Tyler Technologies, Inc. *	500	7,810
UbiSoft Entertainment SA *	662	16,184
Ultimate Software Group, Inc. *	100	2,424
Ultratech, Inc. *	600	7,386
Unaxis Holding AG *	26	1,460
Unica Corp. *	1,100	6,028
Unisys Corp. *	800	1,208
United Microelectronics Corp.	97,620	32,508
Varian Semiconductor Equipment Associates, Inc. *	1,200	28,788
Veeco Instruments, Inc. *	200	2,318
VeriFone Holdings, Inc. *	700	5,257
Virage Logic Corp. *	1,300	5,850
Virtusa Corp. *	600	4,818
VMware, Inc. Class A *	800	21,816
Volterra Semiconductor Corp. *	300	3,942
Western Digital Corp. *	3,900	103,350
Winbond Electronics Corp. *	64,000	9,825
Wincor Nixdorf AG	298	16,711
Wind River Systems, Inc. *	1,300	14,898
Wipro, Ltd., ADR	1,000	11,800
Wistron Corp.	11,294	18,639
Xerox Corp.	15,700	101,736
Xilinx, Inc.	3,500	71,610
Zoran Corp. *	700	7,630

		15,597,764

Utilities - 2.49%
A2A SpA	19,530	35,718
Acea SpA	1,055	12,891
Acegas-APS SpA	800	5,175
AES Corp. *	9,300	107,973
AES Tiete SA	900	8,492
AGL Energy, Ltd.	2,090	22,539
AGL Resources, Inc.	1,300	41,340
Allegheny Energy, Inc.	956	24,521
Allete, Inc.	400	11,500
Alliant Energy Corp.	500	13,065
Ameren Corp.	900	22,401
American Electric Power Company, Inc.	1,942	56,104
American States Water Company	200	6,928
Aqua America, Inc.	584	10,454
Atmos Energy Corp.	1,300	32,552
Avista Corp.	700	12,467
Babcock & Brown Infrastructure Group *	9,001	495
Beijing Datang Power Generation Company, Ltd., Class H	26,000	15,749
Black Hills Corp.	300	6,897
Boralex, Inc., Class A *	200	$1,376
California Water Service Group	200	7,368
Calpine Corp. *	7,700	85,855
Canadian Utilities, Ltd.	600	19,576
CenterPoint Energy, Inc.	2,200	24,376
Centrais Eletricas Brasileiras SA, ADR, B Shares *	700	9,072
Centrais Eletricas Brasileiras SA *	1,200	17,545
Central Vermont Public Service Corp.	100	1,810
Centralschweizerische Kraftwerke AG	13	4,492
Centrica PLC	25,023	91,952
CEZ AS	757	34,378
CH Energy Group, Inc.	200	9,340
Chesapeake Utilities Corp.	100	3,253
China Resource Power Holdings, Ltd.	14,000	30,917
Chubu Electric Power Company, Inc.	2,900	67,036
Chugoku Electric Power Company, Inc.	1,300	27,139
Cia Energetica de Minas Gerais, ADR	2,250	30,240
Cia Energetica de Minas Gerais	750	7,866
Cia General de Electricidad	1,916	13,043
Cia Paranaense de Energia	300	4,239
Cleco Corp.	1,000	22,420
CLP Holdings, Ltd.	9,500	63,080
Colbun SA	49,226	12,462
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR* (a)	400	11,996
Companhia de Saneamento de Minas Gerais *	200	2,608
Connecticut Water Service, Inc.	400	8,676
Consolidated Edison, Inc.	1,200	44,904
Constellation Energy Group, Inc.	2,100	55,818
CPFL Energia SA	600	9,746
Dominion Resources, Inc.	3,000	100,260
DPL, Inc.	1,200	27,804
Drax Group PLC	2,951	21,359
DTE Energy Company	1,000	32,000
Duet Group	7,764	9,596
Dynegy, Inc., Class A *	1,400	3,178
E.ON AG	7,293	258,860
Edison International	1,600	50,336
El Paso Electric Company *	500	6,980
Electric Power Development Company, Ltd.	900	25,505
Electricidade de Portugal SA	10,716	42,046
Electricite de France	672	32,769
Elia System Operator SA/NV	221	8,060
Empire District Electric Company	200	3,304
Empresa Nacional de Electricidad SA, ADR (a)	500	24,895
Enagas	1,409	27,734
Enel SpA	25,513	124,291
Energen Corp.	800	31,920
EnerNOC, Inc. *	200	4,334
Enersis SA, SADR	1,400	25,858
Envestra, Ltd.	2,480	966
Exelon Corp.	3,128	160,185
FirstEnergy Corp.	1,300	50,375
Fortis, Inc.	1,500	32,769
Fortum Corp. Oyj	2,649	60,423
FPL Group, Inc.	2,600	147,836

The accompanying notes are an integral part of the financial statements.

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
GAIL India, Ltd.	850	$5,130
Gas Natural SDG SA (a)	1,500	27,321
GDF Suez (a)	3,467	129,519
Great Plains Energy, Inc.	1,700	26,435
Hawaiian Electric Industries, Inc. (a)	1,300	24,778
Hera SpA	6,946	16,940
Hokkaido Electric Power Company, Inc.	900	16,852
Hokuriku Electric Power Company	900	20,573
Hong Kong & China Gas Company, Ltd.	16,400	34,469
Hong Kong Electric Holdings, Ltd.	5,500	30,630
Huaneng Power International, Inc.	500	14,035
Iberdrola Renovables SA *	7,578	34,681
Iberdrola SA	11,550	93,933
IDACORP, Inc.	700	18,298
Integrys Energy Group, Inc.	1,000	29,990
International Power PLC	12,509	49,112
Iride SpA	1,525	2,636
ITC Holdings Corp.	900	40,824
Kansai Electric Power Company, Ltd.	3,000	66,204
Korea Electric Power Corp., ADR *	2,200	25,300
Korea Gas Corp.	342	12,637
Kyushu Electric Power Company, Inc.	1,400	30,132
Light SA	1,700	23,381
Maxim Power Corp. *	100	238
MDU Resources Group, Inc.	1,900	36,043
MGE Energy, Inc.	300	10,065
Middlesex Water Company	200	2,890
Mirant Corp. *	3,100	48,794
MVV Energie AG	284	12,371
National Grid PLC, SADR	2,400	108,552
New Jersey Resources Corp. (a)	600	22,224
Nicor, Inc.	500	17,310
NiSource, Inc.	2,900	33,814
Northeast Utilities	1,900	42,389
Northumbrian Water Group PLC	4,981	20,319
Northwest Natural Gas Company	400	17,728
NorthWestern Corp.	600	13,656
NRG Energy, Inc. *	1,000	25,960
NSTAR	800	25,688
NV Energy, Inc.	1,900	20,501
Oesterreichische Elektrizitaets AG, Class A	185	9,436
OGE Energy Corp.	900	25,488
ONEOK, Inc.	1,100	32,439
Ormat Technologies, Inc.	800	32,248
Osaka Gas Company, Ltd.	9,000	28,725
Otter Tail Corp.	600	13,104
Pennichuck Corp.	400	9,120
Pennon Group PLC	3,652	29,040
Pepco Holdings, Inc.	900	12,096
Perusahaan Gas Negara Tbk PT	35,000	10,757
Petronet LNG, Ltd.	6,790	9,971
PG&E Corp.	2,365	90,911
Piedmont Natural Gas, Inc.	900	21,699
Pike Electric Corp. *	500	6,025
Pinnacle West Capital Corp.	1,100	33,165
PNM Resources, Inc.	1,200	12,852
Portland General Electric Company	1,100	$21,428
PPL Corp.	2,465	81,246
Progress Energy, Inc.	1,200	45,396
Public Power Corp. SA *	1,759	36,203
Public Service Enterprise Group, Inc.	5,700	185,991
Ratchaburi Electricity Generating Holding PCL	7,600	8,477
Red Electrica De Espana	964	43,615
Redes Energeticas Nacionais SA	2,238	9,583
Reliance Infrastructure, Ltd.	986	24,866
Reliance Natural Resources, Ltd. *	6,513	11,419
Reliance Power, Ltd. *	3,825	13,421
Romande Energie Holding SA	8	15,060
RRI Energy, Inc. *	6,220	31,162
RWE AG	1,357	107,128
Saibu Gas Company, Ltd.	4,000	10,356
Sarawak Energy BHD	17,300	10,208
SCANA Corp.	800	25,976
Scottish & Southern Energy PLC	5,123	96,182
Sempra Energy	1,600	79,408
Severn Trent PLC	2,020	36,435
Shikoku Electric Power Company, Inc.	1,000	29,853
SJW Corp.	300	6,810
Snam Rete Gas SpA	6,994	30,766
South Jersey Industries, Inc.	300	10,467
Southern Company	3,765	117,317
Southwest Gas Corp.	600	13,326
Southwest Water Company	200	1,104
SP Ausnet	16,431	10,167
Suez Environnement SA	1,413	24,779
Tata Power Company, Ltd.	428	10,338
Teco Energy, Inc. (a)	3,200	38,176
Tenaga Nasional BHD	4,200	9,110
Terna Participacoes SA	800	15,494
Terna SpA	10,246	34,173
The Laclede Group, Inc.	200	6,626
The Tokyo Electric Power Company, Ltd.	5,100	131,090
Toho Gas Company, Ltd.	4,000	16,249
Tohoku Electric Power Company, Inc.	1,700	35,532
Tokyo Gas Company, Ltd.	10,000	35,750
Tractebel Energia SA	1,100	10,638
TransAlta Corp.	1,400	26,853
TrustPower, Ltd.	2,008	9,933
UGI Corp.	1,100	28,039
UIL Holding Corp.	400	8,980
Unisource Energy Corp.	500	13,270
United Utilities Group PLC	6,388	52,322
Vectren Corp.	1,400	32,802
Veolia Environnement SA	930	27,475
Veolia Environnement, ADR	900	26,586
Westar Energy, Inc.	1,600	30,032
WGL Holdings, Inc.	700	22,414
Wisconsin Energy Corp.	700	28,497
Xcel Energy, Inc.	2,975	54,770
Xinao Gas Holdings, Ltd., GDR	4,000	6,900
York Water Company	600	9,198

The accompanying notes are an integral part of the financial statements.

77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
YTL Power International BHD	13,100	$8,049

		5,960,360

TOTAL COMMON STOCKS (Cost $167,687,571)		$166,220,680

PREFERRED STOCKS - 0.15%
Basic Materials - 0.03%
Companhia de Ferro Ligas Da Bahia (i)	300	1,240
Fertilizantes Fosfatados SA (i)	1,100	8,392
Klabin SA (i)	6,500	9,918
Usinas Siderurgicas de Minas Gerais SA, Series A (i)	3,100	65,829

		85,379

Communications - 0.02%
Net Servicos de Comunicacao SA *	1,518	14,719
Tele Norte Leste Participacoes SA (i)	700	11,182
Telemar Norte Leste SA, Series A (i)	400	11,125
Universo Online SA (i)	500	1,850
Vivo Participacoes SA (i)	203	3,866

		42,742

Consumer, Cyclical - 0.03%
Lojas Americanas SA (i)	3,200	14,992
Porsche Automobil Holding SE (i)	589	39,581
Tam SA * (i)	1,300	13,401

		67,974

Consumer, Non-cyclical - 0.02%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (i)	4	77
Companhia de Bebidas das Americas, ADR (i)	600	38,898
Contax Participacoes SA (i)	100	2,745
Sadia SA, ADR * (i)	2,200	5,344

		47,064

Energy - 0.00%
Cia de Gas de Sao Paulo (i)	11	196
Financial - 0.03%
Banco Itau Holding Financeira SA (i)	4,427	70,263
Industrial - 0.00%
Confab Industrial SA (i)	673	1,635
Duratex SA (i)	900	9,971

		11,606

Utilities - 0.02%
Cia de Transmissao de Energia Eletrica Paulista (i)	200	4,908
Cia Energetica de Sao Paulo * (i)	1,400	13,997
Cia Paranaense de Energia (i)	500	6,966
Eletropaulo Metropolitana de Sao Paulo SA (i)	800	14,179

		40,050

TOTAL PREFERRED STOCKS (Cost $365,135)		$365,274

WARRANTS - 0.00%
Basic Materials - 0.00%
Hong Kong Energy Holdings, Ltd. (Expiration Date 05/26/2011, Strike Price HKD 0.30) *	158	$6
Energy - 0.00%
Beach Petroleum, Ltd.
(Expiration Date 06/30/2010, Strike Price AUD 2.00) *	566	11
Financial - 0.00%
UBI Banca SCPA (Expiration Date 06/30/2011, Strike Price: EUR 12.30) *	7,953	614

TOTAL WARRANTS (Cost $12)		$631

RIGHTS - 0.00%
Communications - 0.00%
Schibsted ASA (Expiration Date 07/02/2009, Strike Price NOK 34.00) *	400	871
Consumer, Cyclical - 0.00%
NH Hoteles SA (Expiration Date 07/14/2009, Strike Price EUR 2.25) *	348	221
Consumer, Non-cyclical - 0.00%
Casino Guichard-Perrachon SA (Expiration Date 07/10/2009, Strike Price: EUR 47.25) *	502	1,937
Danone SA (Strike Price: EUR 24.73) *	1,000	3,052
Ypsomed Holding AG (Expiration Date 07/03/2009) *	2	0

		4,989

Energy - 0.00%
Renewable Energy Corp. AS (Expiration Date 07/13/2009, Strike Price: NOK 26.50) *	120	151
Financial - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	2,414	0
TT Hellenic Postbank SA (Expiration Date 07/03/2009, Strike Price EUR 3.70) *	615	500
Unione di Banche Italiane SCPA (Expiration Date 07/03/2009, Strike Price: EUR 12.75) *	5,078	347

		847

Industrial - 0.00%
Neptune Orient Lines, Ltd. (Expiration Date 07/08/2009, Strike Price SGD 1.30) *	3,000	373
Utilities - 0.00%
China Resources Power Holdings Company,Ltd. (Expiration Date 07/10/2009, Strike Price: HKD 14.00) *	1,400	585
Cia de Transmissao de Energia Eletrica Paulista (Expiration Date 07/17/2009, Strike Price: BRL 45.97) *	2	2

		587

TOTAL RIGHTS (Cost $7,272)		$8,039

U.S. TREASURY OBLIGATIONS - 11.52%
Treasury Inflation-Protected
Securities (d) - 9.15%
1.625% due 01/15/2018	$2,137,338	2,116,632

The accompanying notes are an integral part of the financial statements.

78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
Treasury Inflation-Protected
Securities (d) (continued)
1.875% due 07/15/2015	$2,027,970	$2,050,152
2.00% due 01/15/2016	1,998,179	2,028,152
2.375% due 01/15/2017 to 01/15/2025	1,918,340	1,990,445
2.50% due 07/15/2016 to 01/15/2029	1,801,575	1,894,018
3.625% due 04/15/2028	507,546	617,619
2.00% due 01/15/2026	214,858	210,359
2.375% due 01/15/2027	380,632	394,072
1.375% due 07/15/2018	1,705,663	1,653,427
1.625% due 01/15/2015	1,909,506	1,900,554
1.875% due 07/15/2013	348,279	357,204
2.00% due 01/15/2014 to 07/15/2014	2,654,158	2,715,958
2.125% due 01/15/2019	1,430,093	1,477,017
2.625% due 07/15/2017	2,376,505	2,532,463

		21,938,072

U.S. Treasury Notes - 2.37%
2.00% due 11/30/2013	1,700,000	1,675,030
4.50% due 04/30/2012	1,545,000	1,671,980
4.75% due 05/31/2012	2,150,000	2,344,171

		5,691,181

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,505,376)		$27,629,253

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.01%
Federal Home Loan Bank - 2.22%
2.625% due 05/20/2011	450,000	458,727
3.375% due 06/24/2011	465,000	483,836
3.625% due 07/01/2011 to 09/16/2011	1,270,000	1,328,841
4.50% due 11/15/2012	700,000	752,456
4.875% due 11/18/2011	790,000	852,332
5.375% due 08/19/2011	300,000	324,021
5.75% due 05/15/2012	1,000,000	1,111,853

		5,312,066

Federal Home Loan Mortgage Corp. - 1.44%
4.875% due 11/15/2013	650,000	709,211
2.50% due 04/23/2014	1,200,000	1,179,989
5.125% due 07/15/2012	875,000	958,659
5.50% due 08/20/2012	550,000	608,598

		3,456,457

Federal National Mortgage
Association - 1.35%
2.50% due 05/15/2014	900,000	883,384
2.75% due 03/13/2014	800,000	798,288
4.875% due 05/18/2012	610,000	663,009
5.375% due 11/15/2011	820,000	894,101

		3,238,782

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,842,935)		$12,007,305

FOREIGN GOVERNMENT OBLIGATIONS - 1.45%
Austria - 0.38%
Republic of Austria
3.25% due 06/25/2013	900,000	908,686
Belgium - 0.39%
Kingdom of Belgium
4.25% due 09/03/2013	$900,000	$941,361
Canada - 0.68%
Government of Canada
5.00% due 02/15/2012	230,000	243,100
Export Development Canada
3.50% due 05/16/2013	900,000	914,360
Province of Ontario Canada
3.50% due 07/15/2013	200,000	201,435
5.00% due 10/18/2011	250,000	267,689

		1,626,584

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,456,376)		$3,476,631

CORPORATE BONDS - 10.83%
Consumer, Cyclical - 0.47%
Wal-Mart Stores, Inc.
4.25% due 04/15/2013	300,000	311,706
4.55% due 05/01/2013	550,000	576,325
7.25% due 06/01/2013	200,000	228,555

		1,116,586

Energy - 0.43%
Total Capital SA, EMTN
4.00% due 05/28/2013	700,000	719,702
5.00% due 05/22/2012	300,000	319,622

		1,039,324

Financial - 4.62%
Bank Nederlandse Gemeenten, EMTN
4.375% due 07/24/2013	900,000	936,162
Bank of America NA, Series BKN1
1.5375% due 05/12/2010 (b)	300,000	297,247
Bank of New York Mellon Corp.
5.125% due 08/27/2013	804,900	847,233
Bank of Scotland PLC, EMTN
5.50% due 06/15/2012	300,000	289,531
Barclays Bank PLC
5.45% due 09/12/2012	300,000	312,783
BP Capital Markets PLC
5.25% due 11/07/2013	1,100,000	1,180,642
Eksportfinans A/S
5.00% due 02/14/2012	1,050,000	1,114,098
General Electric Capital Corp.
4.80% due 05/01/2013	200,000	200,218
General Electric Capital Corp., MTN
5.25% due 10/19/2012	200,000	205,595
General Electric Capital Corp., MTN, Series G
0.6688% due 03/12/2010 (b)	200,000	198,135
Instituto de Credito Oficial, EMTN
5.375% due 07/02/2012	450,000	480,136
JPMorgan Chase & Company
4.75% due 05/01/2013	300,000	303,806
Kreditanstalt fuer Wiederaufbau
3.50% due 03/10/2014	850,000	865,862
Landwirtschaftliche Rentenbank, EMTN
4.875% due 01/10/2014	600,000	634,602

The accompanying notes are an integral part of the financial statements.

79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Landwirtschaftliche Rentenbank, EMTN (continued)
5.25% due 07/02/2012	$300,000	$324,319
Nederlandse Waterschapsbank NV, EMTN
5.375% due 09/04/2012	500,000	542,461
Network Rail Infrastructure Finance PLC, EMTN
3.50% due 06/17/2013	900,000	916,840
Oesterreichische Kontrollbank AG
3.625% due 06/17/2013	600,000	594,611
4.75% due 10/16/2012	300,000	317,685
Royal Bank of Canada
5.65% due 07/20/2011	300,000	319,834
Wells Fargo & Company
4.375% due 01/31/2013	200,000	201,722

		11,083,522

Government - 1.15%
Caisse d’Amortissement de la Dette Sociale, EMTN
5.375% due 07/17/2012	300,000	326,970
Instituto de Credito Oficial
3.25% due 05/14/2013	750,000	753,333
Kommuninvest I Sverige, EMTN
5.375% due 07/03/2012	900,000	965,074
Province of British Columbia
4.30% due 05/30/2013	400,000	404,165
Svensk Exportkredit AB, GMTN
4.875% due 09/29/2011	300,000	316,619

		2,766,161

Industrial - 0.35%
3M Company, Series MTN
4.375% due 08/15/2013	800,000	850,638

Supranational - 3.18%
African Development Bank, Series GMTN
3.00% due 05/27/2014	1,100,000	1,078,824
Council Of Europe Development Bank, Series EMTN
4.25% due 04/22/2013	1,200,000	1,266,041
Eurofima
4.25% due 02/04/2014	500,000	519,832
4.25% due 09/05/2013	700,000	725,130
European Investment Bank
3.00% due 04/08/2014	500,000	497,615
European Investment Bank, EMTN
4.25% due 07/15/2013	400,000	421,649
Inter-American Development Bank
3.00% due 04/22/2014	1,000,000	996,239
International Finance Corp, Series GMTN
3.00% due 04/22/2014	1,100,000	1,075,973
Nordic Investment Bank
3.625% due 06/17/2013	1,000,000	1,033,955

		7,615,258

Technology - 0.21%
Microsoft Corp.
2.95% due 06/01/2014	500,000	496,372
Utilities - 0.42%
Ontario Electricity Financial Corp.
7.45% due 03/31/2013	900,000	1,001,396

TOTAL CORPORATE BONDS (Cost $25,561,830)		$25,969,257

SUPRANATIONAL OBLIGATIONS - 0.73%
Financial - 0.73%
Asian Development Bank
2.75% due 05/21/2014	$1,300,000	$1,276,390
European Investment Bank
2.375% due 03/14/2014	500,000	486,244

		1,762,634

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,770,525)		$1,762,634

SHORT TERM INVESTMENTS - 2.28%
John Hancock Collateral Investment Trust, 0.3952%(c)(f)	$545,496	$5,460,853

TOTAL SHORT TERM INVESTMENTS
(Cost $5,457,585)		$5,460,853

Total Investments (Disciplined Diversification Trust) (Cost $243,654,617) - 101.29%		$242,900,557
Other assets and liabilities, net - (1.29)%		(3,097,019)

TOTAL NET ASSETS - 100.00%		$239,803,538

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.00%
Brazil - 7.08%
Acucar Guarani SA *	152,600	$332,535
Anhanguera Educacional Participacoes SA *	38,797	352,430
Banco Alfa de Investimento SA *	35,300	140,335
Bematech SA	57,400	188,062
BM&F BOVESPA SA	2,091,600	12,574,151
BR Malls Participacoes SA *	109,300	831,115
Brascan Residential Properties SA	186,600	406,625
Braskem SA, SADR * (a)	140,643	1,035,132
Camargo Correa Desenvolvimento Imobiliario SA	22,100	43,422
Cia Hering	16,659	103,720
Cia Providencia Industria e Comercio SA	46,200	127,554
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	11,800	453,828
Cosan SA Industria e Comercio *	183,800	1,350,712
Cremer SA	54,900	344,613
Empresa Brasileira de Aeronautica SA, ADR * (a)	248,049	4,107,691
Eternit SA	32,800	119,349
Even Construtora e Incorporadora SA	82,200	140,950
Ez Tec Empreendimentos e Participacoes SA	55,000	127,711
Fertilizantes Heringer SA *	2,300	9,414
Gafisa SA	181,400	1,517,298
Gerdau SA, SADR (a)	1,115,434	11,678,594
Gerdau SA	296,400	2,402,058
Gol-Linhas Aereas Inteligentes SA *	15,400	87,318
Grendene SA	64,900	596,172
Guararapes Confeccoes SA	12,300	175,822
IdeiasNet SA *	139,600	231,539
Iguatemi Empresa de Shopping Centers SA	48,000	460,526
Industrias Romi SA *	111,700	501,638

The accompanying notes are an integral part of the financial statements.

80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
JBS SA	593,800	$2,130,346
JHSF Participacoes SA	32,000	30,048
Kroton Educacional SA	22,000	148,201
Log-in Logistica Intermodal SA	117,800	510,397
Marisa SA	36,400	91,023
Medial Saude SA *	61,500	268,346
Metalfrio Solutions SA *	26,400	48,772
MPX Energia SA	3,400	471,957
Multiplan Empreendimentos Imobiliarios SA	77,300	781,087
Obrascon Huarte Lain Brasil SA	46,500	517,089
Paranapanema SA *	210,000	325,797
PDG Realty SA Empreendimentos e Participacoes	148,500	1,613,455
Porto Seguro SA *	79,500	622,774
Positivo Informatica SA	42,700	228,373
Rodobens Negocios Imobiliarios SA	50,000	456,749
Rossi Residencial SA	286,200	1,197,673
Sao Carlos Empreendimentos e Participacoes SA	27,805	215,828
Sao Martinho SA *	82,800	697,219
Satipel Industrial SA *	28,700	119,370
Sul America SA	70,500	1,115,695
Suzano Papel e Celulose SA *	245,200	1,897,031
Tegma Gestao Logistica	19,800	75,785
Ultrapar Participacoes SA, ADR	62,784	1,985,858
Ultrapar Participacoes SA	5,380	170,611
Usinas Siderurgicas de Minas Gerais SA	108,400	2,293,024
Votorantim Celulose e Papel SA, SADR *	120,548	1,291,069

		59,743,891

Chile - 2.95%
Banco de Credito e Inversiones	45,084	1,132,828
Cementos Bio-Bio SA	50,384	102,044
Cia General de Electricidad	19,916	135,574
Companhia de Consumidores de Gas de Santiago SA	133,347	600,155
Companhia Sudamericana de Vapores SA *	859,829	693,345
Corpbanca SA, SADR	10,912	321,904
Corpbanca SA	48,500,000	283,769
Cristalerias de Chile SA	66,213	788,472
Empresas CMPC SA	215,644	5,621,909
Empresas Copec SA	403,465	4,806,776
Enersis SA, SADR	447,410	8,263,663
Industrias Forestales SA	1,557,243	350,434
Madeco SA, SADR	49,643	344,026
Madeco SA	5,080,000	350,575
Masisa SA	7,443,625	984,108
Vina San Pedro SA	19,029,176	149,878

		24,929,460

China - 3.51%
Angang New Steel Company, Ltd., Class H	1,318,000	2,174,744
Beijing Capital International Airport Company, Ltd., Class H *	2,612,000	1,815,140
Chaoda Modern Agriculture Holdings, Ltd.	2,806,474	1,662,849
China CITIC Bank	5,169,000	3,370,574
China Huiyuan Juice Group, Ltd.	1,626,000	1,149,732
China Rare Earth Holdings, Ltd. - Hong Kong Exchange	1,000,000	$195,719
China Shineway Pharmaceutical Group, Ltd. -Hong Kong Exchange	446,000	453,936
China Shipping Container Lines Company, Ltd. *	4,448,150	1,186,609
China Shipping Development Company, Ltd., Class H	920,000	1,173,749
Country Garden Holdings Company, Ltd.	4,281,000	1,984,843
Dongfeng Motor Group Company, Ltd.	3,330,000	2,817,463
Guangshen Railway Company, Ltd., SADR	35,688	839,382
Hunan Non Ferrous Metal Corp., Ltd. *	2,234,000	544,056
Jiangxi Copper Company, Ltd., Class H	858,120	1,396,339
KWG Property Holding, Ltd.	1,023,013	726,109
Lenovo Group, Ltd.	6,134,000	2,345,611
Maanshan Iron & Steel Company, Ltd. *	1,866,000	1,168,652
Qingling Motors Company, Ltd.	1,422,000	262,781
Semiconductor Manufacturing International Corp., SADR *	140,377	360,769
Semiconductor Manufacturing International Corp. *	15,570,000	789,438
Shanghai Forte Land Company	1,550,595	479,668
Shui On Land, Ltd.	2,819,850	1,921,129
Sinopec Yizheng Chemical Fibre Company, Ltd. *	1,840,000	380,194
Sinotrans, Ltd., Class H	2,019,000	460,921

		29,660,407

Czech Republic - 0.20%
Pegas Nonwovens SA *	11,000	207,503
Unipetrol AS *	250,417	1,517,157

		1,724,660

Hong Kong - 9.55%
Agile Property Holdings, Ltd.	2,300,141	3,290,168
Amvig Holdings, Ltd.	494,000	319,605
Anton Oilfield Services Group	1,026,000	125,195
Baoye Group Company, Ltd.	376,000	216,498
Beijing Capital Land, Ltd.	1,272,000	555,189
Beijing Enterprises Holdings, Ltd.	522,500	2,607,579
Beijing North Star Company, Ltd.	866,000	292,808
Bosideng International Holdings, Ltd.	3,158,000	336,610
Brilliance China Automotive Holdings, Ltd. *	3,404,000	392,568
BYD Electronic International Company, Ltd. *	947,500	584,442
Catic Shenzhen Holdings, Ltd. *	122,000	39,598
China Aerospace International Holdings, Ltd. *	1,971,200	185,673
China Agri-Industries Holdings, Ltd.	2,031,000	1,263,100
China Aoyuan Property Group, Ltd. *	1,136,000	271,994
China Automation Group, Ltd.	120,000	46,477
China Everbright, Ltd.	998,000	2,485,409
China Grand Forestry Resources Group, Ltd. *	6,636,000	353,953
China Green Holdings, Ltd.	549,000	576,081
China Haidian Holdings, Ltd.	402,000	37,280
China Merchants Holdings International Company, Ltd.	1,333,050	3,806,903
China Molybdenum Company, Ltd. (g)	1,662,000	1,192,541
China Nickel Resources Holding Company, Ltd.	10,000	1,734
China Pharmaceutical Group, Ltd.	1,356,000	693,864

The accompanying notes are an integral part of the financial statements.

81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Properties Group, Ltd. *	724,000	$216,612
China Resources Enterprises, Ltd.	1,582,000	3,178,409
China State Construction International Holdings, Ltd.	1,418,000	487,806
China Travel International Investment Hong Kong, Ltd.	4,356,000	958,366
China Unicom, Ltd., ADR	69,012	920,620
China Wireless Technologies, Ltd. *	1,132,000	72,846
Chongqing Iron & Steel Company, Ltd.	854,000	326,182
Citic Pacific, Ltd.	2,206,000	4,503,925
CITIC Resources Holdings, Ltd. *	3,640,000	1,029,720
CNPC Hong Kong, Ltd.	2,990,000	2,504,275
COFCO International, Ltd.	802,000	484,335
Comba Telecom Systems Holdings, Ltd.	503,800	279,585
Cosco International Holdings, Ltd.	908,000	443,897
Cosco Pacific, Ltd.	1,546,000	1,729,056
Coslight Technology International Group, Ltd.	150,000	96,701
DaChan Food Asia, Ltd.	612,000	127,212
Dalian Port PDA Company, Ltd.	1,112,000	448,495
Denway Motors, Ltd.	6,760,000	2,681,565
Digital China Holdings, Ltd.	365,000	253,787
Dynasty Fine Wines Group, Ltd.	756,000	174,492
First Tractor Company, Ltd.	204,000	58,285
Fosun International	2,296,500	1,438,352
Fu Ji Food & Catering Services Holdings, Ltd.	380,000	319,352
Geely Automobile Holdings Company, Ltd.	3,370,000	614,682
Global Bio-Chem Technology Group Company, Ltd.	1,800,000	321,929
Goldlion Holdings, Ltd.	261,000	58,816
Great Wall Motor Company, Ltd.	599,500	474,501
Great Wall Technology Company, Ltd.	142,000	38,586
Greentown China Holdings, Ltd. *	770,500	1,129,555
Guangzhou Investment Company, Ltd.	5,465,577	1,205,516
Guangzhou Pharmaceutical Company, Ltd.	382,000	205,411
Haier Electronics Group Company, Ltd.	1,544,000	218,742
Hainan Meilan International Airport Company, Ltd.	213,000	131,500
Haitian International Holdings, Ltd.	566,000	144,175
Harbin Power Equipment Company, Ltd.	888,000	829,889
Hidili Industry International Development, Ltd. *	1,278,000	1,010,928
HKC Holdings, Ltd.	3,552,190	301,589
Hopson Development Holdings, Ltd., GDR	790,000	1,212,871
Innomaxx Biotechnology Group, Ltd. *	5,960,000	344,161
Intime Department Store Group Company, Ltd.	777,000	340,224
Ju Teng International Holdings, Ltd.	778,000	420,772
Kingway Brewery Holdings, Ltd. *	578,000	101,953
Lai Fung Holdings, Ltd.	4,485,000	155,086
Lingbao Gold Company, Ltd. *	450,000	163,769
Lonking Holdings, Ltd.	1,146,000	563,975
Minmetals Resources, Ltd. *	1,124,000	285,628
Minth Group, Ltd.	322,000	267,244
Nan Hai Corp., Ltd. *	27,150,000	260,726
Neo-China Group Holdings, Ltd. (e)	359,000	0
NetDragon Websoft, Inc.	185,500	121,448
New World China Land, Ltd.	516,000	285,014
New World Department Store China	660,000	497,634
Nine Dragons Paper Holdings, Ltd.	2,107,000	1,389,402
Poly Hong Kong Investment, Ltd.	500,000	$313,388
Qin Jia Yuan Media Services Company, Ltd.	499,400	97,051
Qunxing Paper Holdings Company, Ltd.	413,000	198,099
Shanghai Industrial Holdings, Ltd.	726,000	2,927,768
Shanghai Jin Jiang International Hotels Group Company, Ltd.	848,000	172,246
Shanghai Prime Machinery Company, Ltd.	962,000	176,359
Shanghai Real Estate, Ltd. *	2,806,000	357,051
Shenzhen International Holdings, Ltd.	10,320,000	704,179
Shenzhen Investment, Ltd.	2,476,000	1,040,633
Shenzhou International Group Holdings, Ltd.	359,000	156,847
Shimao Property Holdings, Ltd., GDR	1,805,000	3,475,056
Shougang Concord International Enterprises Company, Ltd.	3,828,000	638,893
Sichuan Xinhua Winshare Chainstore Company, Ltd.	690,000	249,996
Sino Biopharmaceutical, Ltd.	1,200,000	205,703
Sino Union Petroleum & Chemical International, Ltd. *	2,560,000	299,558
SinoCom Software Group, Ltd.	160,000	16,889
Sinofert Holdings, Ltd.	2,924,000	1,457,771
Sinolink Worldwide Holdings, Ltd.	2,292,000	367,735
Sino-Ocean Land Holdings, Ltd.	4,591,624	5,262,546
Sinopec Kantons Holdings, Ltd.	424,000	74,876
Sinotruk Hong Kong, Ltd.	498,000	476,112
Skyworth Digital Holdings, Ltd.	1,746,000	398,343
Soho China, Ltd.	1,986,500	1,209,692
SPG Land Holdings, Ltd.	345,000	136,214
Stone Group Holdings, Ltd. *	1,150,000	59,289
TCL Communication Technology Holdings, Ltd. *	249,000	23,196
TCL Multimedia Technology Holdings, Ltd. *	947,200	362,522
Tian An China Investment, Ltd.	697,000	350,542
Tianjin Port Development Holdings, Ltd.	962,000	419,336
Tomson Group, Ltd.	90,000	40,750
TPV Technology, Ltd.	1,902,000	851,894
Travelsky Technology, Ltd., Class H	848,000	469,549
Vinda International Holdings, Ltd.	84,000	46,715
Weiqiao Textile Company, Ltd.	603,000	316,055
Wuyi International Pharmaceutical Company, Ltd.	645,000	68,385
Xiamen International Port Company, Ltd.	1,372,000	270,181
Xingda International Holdings, Ltd.	877,000	286,225
Xinjiang Xinxin Mining Industry Company, Ltd.	903,000	514,722
Xinyu Hengdeli Holdings, Ltd.	952,000	280,769
Xiwang Sugar Holdings Company, Ltd.	474,000	91,549
Zhejiang Glass Company, Ltd. *	162,000	44,815
Zhong An Real Estate, Ltd.	668,000	266,627

		80,680,996

Hungary - 2.30%
Danubius Hotel and Spa PLC *	6,805	128,738
Egis Gyogyszergyar Nyrt. (a)	8,714	786,564
FHB Mortgage Bank PLC * (a)	48,422	188,650
Fotex PLC *	60,581	119,747
MOL Magyar Olaj & Gazipari Rt. (a)	124,450	7,664,160
OTP Bank Rt. * (a)	576,658	10,394,952
Pannonplast PLC *	11,512	50,847

The accompanying notes are an integral part of the financial statements.

82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
Raba Jarmuipari Holding Nyilvanosan Mukodo Rt. *	17,388	$57,496

		19,391,154

India - 12.91%
Aarti Industries, Ltd.	51,087	42,072
ABG Shipyard, Ltd.	4,051	16,860
ACC, Ltd.	16,968	273,073
Aditya Birla Nuvo, Ltd.	58,170	1,053,868
Ador Welding, Ltd.	8,367	21,944
Aftek, Ltd.	28,740	9,118
Alembic, Ltd.	73,121	57,355
Allahabad Bank	197,485	320,260
Alok Industries, Ltd.	686,744	306,518
Ambuja Cements, Ltd.	595,078	1,097,192
Amtek Auto, Ltd.	158,808	404,704
Andhra Bank	198,888	338,395
Apollo Hospitals Enterprise, Ltd.	23,157	280,104
Apollo Tyres, Ltd.	226,563	147,813
Arvind Mills, Ltd. *	104,084	56,944
Ashok Leyland, Ltd.	830,697	518,571
Aurobindo Pharma, Ltd.	55,835	540,819
Avaya Global Connect, Ltd.	5,668	11,837
Axis Bank, Ltd.	255,466	4,387,493
Bajaj Auto Finance, Ltd.	13,322	42,005
Bajaj Auto, Ltd. *	49,562	381,077
Bajaj Finserv, Ltd. *	23,398	193,089
Bajaj Hindusthan, Ltd.	134,494	576,863
Balaji Telefilms, Ltd.	15,413	17,597
Ballarpur Industries, Ltd.	403,880	170,620
Balmer Lawrie & Company, Ltd.	5,100	48,105
Balrampur Chini Mills, Ltd.	287,476	639,783
Bank of Maharashtra *	152,501	127,181
Bank of Rajasthan	49,239	61,516
Bata India, Ltd.	12,773	39,213
Bharat Earth Movers, Ltd.	19,043	428,375
Bharat Forge, Ltd.	156,947	469,741
Bhushan Steel, Ltd.	23,491	320,223
Biocon, Ltd.	75,936	349,448
Birla Corp., Ltd.	43,321	183,828
Bombay Burmah Trading Company, Ltd.	3,000	16,262
Bombay Dyeing & Manufacturing Company, Ltd.	6,442	41,583
Cairn India, Ltd. *	437,248	2,117,986
Century Textile & Industries, Ltd.	44,409	363,382
Chambal Fertilizers & Chemicals, Ltd.	196,299	277,560
Chi Investments, Ltd. *	3,214	2,511
Cholamandalam DBS Finance, Ltd.	16,563	23,314
City Union Bank, Ltd.	130,140	62,783
Clariant Chemicals India, Ltd.	1,800	9,094
CMC, Ltd.	500	8,012
Coromandel Fertilisers, Ltd.	28,000	108,652
Cranes Software International, Ltd.	13,600	13,029
Dalmia Cement Bharat, Ltd.	12,925	35,921
DCM Shriram Consolidated, Ltd.	39,804	43,702
Deepak Fertilizers & Petrochemicals Corp., Ltd.	25,890	48,550
DLF, Ltd.	142,244	$926,152
Dr. Reddy’s Laboratories, Ltd., ADR	134,990	2,288,080
Edelweiss Capital, Ltd.	30,455	245,451
Eicher Motors, Ltd.	6,990	45,696
EID Parry India, Ltd.	57,429	316,235
Elder Pharmaceuticals, Ltd.	7,799	38,621
Electrosteel Castings, Ltd.	80,000	55,258
Escorts, Ltd. *	17,876	21,586
Essel Propack, Ltd.	34,800	18,020
Eveready Industries, Ltd. *	12,000	7,891
FAG Bearings India, Ltd.	990	9,145
FDC, Ltd.	28,000	23,340
Federal Bank, Ltd.	198,437	1,028,205
Financial Technologies, Ltd.	19,758	535,561
Finolex Cables, Ltd.	54,200	36,357
Finolex Industries, Ltd.	36,402	36,922
Fortis Healthcare, Ltd. *	86,920	174,172
Gammon India, Ltd.	85,633	327,781
Geodesic, Ltd.	106,859	205,037
Gitanjali Gems, Ltd.	67,918	159,171
Godfrey Philips India, Ltd.	860	22,093
Godrej Industries, Ltd.	87,653	246,309
Graphite India, Ltd.	75,117	71,679
Grasim Industries, Ltd.	43,248	2,088,210
Great Eastern Shipping Company, Ltd.	96,416	506,254
Great Offshore, Ltd. *	35,848	317,641
GTL, Ltd. *	47,854	305,406
Gujarat Alkalies & Chemicals, Ltd.	21,556	45,103
Gujarat Ambuja Exports, Ltd.	77,000	31,964
Gujarat Flourochemicals, Ltd.	5,500	14,284
Gujarat Narmada Valley Fertilizers Company, Ltd.	76,886	141,494
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	86,101
HCL Infosystems, Ltd.	126,394	305,771
HCL Technologies, Ltd.	273,215	1,054,092
HEG, Ltd.	20,234	79,980
Hexaware Technologies, Ltd.	216,925	206,774
Himatsingka Seide, Ltd. *	28,000	19,845
Hindalco Industries, Ltd.	1,211,900	2,175,680
Hinduja TMT, Ltd. *	5,620	19,726
Hindustan Construction Company, Ltd.	170,483	367,468
Hindustan Motors, Ltd. *	62,437	25,474
Hotel Leela Venture, Ltd.	112,448	74,530
Housing Development & Infrastructure, Ltd.	105,024	509,495
ICICI Bank, Ltd., SADR	560,545	16,536,077
ICSA India, Ltd.	41,569	146,282
I-Flex Solutions, Ltd. *	20,606	533,492
India Cements, Ltd.	280,001	771,822
India Glycols, Ltd.	11,700	19,019
India Infoline, Ltd.	261,474	669,400
Indiabulls Financial Services, Ltd.	240,661	993,932
Indiabulls Real Estate, Ltd.	315,338	1,288,489
Indian Hotels Company, Ltd. *	477,563	652,750
Indian Overseas Bank	234,477	422,535
IndusInd Bank, Ltd.	226,241	404,472
Industrial Development Bank of India, Ltd.	381,710	879,287

The accompanying notes are an integral part of the financial statements.

83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Infomedia India, Ltd.	4,400	$7,618
Infrastructure Development Finance Company, Ltd.	1,022,730	2,899,834
Ingersoll-Rand India, Ltd.	18,989	116,204
Ipca Laboratories, Ltd.	5,887	62,187
IVRCL Infrastructures & Projects, Ltd.	207,617	1,484,033
Jammu & Kashmir Bank, Ltd.	46,301	479,244
JB Chemicals & Pharmaceuticals, Ltd.	20,800	19,327
JBF Industries, Ltd.	16,838	27,993
Jet Airways India, Ltd. *	27,783	129,242
Jindal Saw, Ltd.	37,588	302,905
Jindal Stainless, Ltd.	44,041	71,510
JK Tyre & Industries, Ltd. *	6,013	8,770
JSW Steel, Ltd.	143,779	1,839,970
Jubilant Organosys, Ltd.	73,378	252,312
Jyoti Structures, Ltd. *	16,000	45,486
Kalpataru Power Transmission, Ltd.	9,514	153,787
Karnataka Bank, Ltd.	128,844	374,975
Karur Vysya Bank, Ltd.	15,800	92,977
Kesoram Industries, Ltd.	26,673	150,432
Kirloskar Oil Engines, Ltd.	69,124	117,606
Kotak Mahindra Bank, Ltd.	127,846	1,686,250
KS Oils, Ltd.	62,402	76,350
Lakshmi Machine Works, Ltd.	2,097	41,445
Lanxess ABS, Ltd.	4,800	10,249
LIC Housing Finance, Ltd.	79,100	1,018,793
Madras Cements, Ltd.	36,000	77,633
Maharashtra Seamless, Ltd.	50,339	276,222
Mahindra & Mahindra, Ltd.	216,103	3,127,019
Mahindra Lifespace Developers, Ltd.	10,600	59,549
Mangalam Cement, Ltd.	14,461	33,987
Maruti Udyog, Ltd.	60,042	1,344,248
Mastek, Ltd.	18,261	83,869
MAX India, Ltd. *	66,130	292,754
McLeod Russel India, Ltd. *	88,970	212,787
Mercator Lines, Ltd.	163,169	201,777
Merck, Ltd.	5,500	44,441
Monnet Ispat & Energy, Ltd.	29,947	145,185
Moser Baer India, Ltd.	130,000	242,239
MRF, Ltd.	920	65,208
Mukand, Ltd.	22,832	17,175
Nagarjuna Construction Company, Ltd.	279,057	788,260
Nagarjuna Fertilizers & Chemicals, Ltd. *	125,682	106,181
Nahar Spinning Mills, Ltd.	6,600	5,865
National Organic Chemical Industries, Ltd.	80,240	39,054
Navneet Publications India, Ltd. *	30,000	47,972
NIIT Technologies, Ltd.	19,088	39,778
Nirma, Ltd.	27,700	80,212
Orchid Chemicals & Pharmaceuticals, Ltd.	62,788	126,237
Orient Paper & Industries, Ltd.	51,770	52,349
Oriental Bank of Commerce	101,465	385,902
Panacea Biotec, Ltd.	19,983	55,699
Pantaloon Retail India, Ltd.	37,347	240,330
Patel Engineering Ltd	5,136	44,724
Patni Computer Systems, Ltd.	122,526	659,733
Petronet LNG, Ltd.	458,012	672,580
Polaris Software Lab, Ltd.	26,963	$57,916
Polyplex Corp., Ltd.	1,700	6,541
PSL, Ltd.	10,200	25,372
PTC India, Ltd.	233,522	450,068
Punj Lloyd, Ltd.	165,098	723,465
Rallis India, Ltd.	4,273	54,876
Raymond, Ltd. *	13,115	48,247
REI Six Ten Retail, Ltd. *	1,547	34,307
Reliance Capital, Ltd.	71,378	1,344,100
Reliance Communications, Ltd.	953,225	5,753,754
Reliance Industries, Ltd., GDR * (g)	121,583	10,091,389
Reliance Industries, Ltd. *	4,100	173,366
Rolta India, Ltd.	147,175	385,461
Ruchi Soya Industries, Ltd.	180,975	151,242
Seamec, Ltd. *	10,845	30,941
Sicagen India, Ltd. *	6,851	1,230
Sical Logistics, Ltd. *	6,851	5,394
Sonata Software, Ltd.	29,000	17,239
South Indian Bank, Ltd.	140,505	266,861
SREI Infrastructure Finance, Ltd.	163,173	276,574
SRF, Ltd.	24,910	58,174
Sterlite Optical Technologies, Ltd.	16,753	58,816
Strides Arcolab, Ltd. *	8,709	25,545
Sundram Fasteners, Ltd.	17,700	9,575
Supreme Industries, Ltd.	7,790	40,966
Suzlon Energy, Ltd.	610,254	1,318,459
Syndicate Bank, Ltd.	227,419	336,816
Tata Chemicals, Ltd.	96,921	438,169
Tata Investment Corp., Ltd.	6,431	50,982
Tata Metaliks, Ltd. *	7,900	14,989
Tata Motors, Ltd., SADR * (a)	26,000	221,520
Tata Motors, Ltd. *	334,050	2,023,415
Tata Steel, Ltd.	280,677	2,279,528
Tata Tea, Ltd.	46,775	713,102
Teledata Marine Solutions *	23,474	16,783
Teledata Technology Solutions *	23,474	16,783
Torrent Pharmaceuticals, Ltd.	9,400	35,231
Trent, Ltd.	4,173	42,139
Triveni Engineering & Industries, Ltd.	46,377	92,433
Tube Investments of India, Ltd.	75,410	78,324
TVS Motor Company, Ltd.	51,986	48,711
Unichem Laboratories, Ltd.	9,000	38,345
Union Bank of India, Ltd.	169,587	858,288
United Phosphorus, Ltd.	229,410	688,339
Usha Martin, Ltd.	154,885	160,557
Varun Shipping Company, Ltd.	66,246	76,898
Videocon Industries, Ltd.	123,532	455,970
Welspun-Gujarat Stahl Rohren, Ltd.	136,145	546,769
Wockhardt, Ltd. *	18,700	52,921
Yes Bank, Ltd. *	130,491	402,585
Zee Entertainment Enterprises, Ltd.	323,157	1,185,112
Zensar Technologies, Ltd.	6,485	16,644
Zuari Industries, Ltd.	9,200	52,084

		109,029,339

Indonesia - 2.43%
Astra Graphia Tbk PT	606,000	15,952

The accompanying notes are an integral part of the financial statements.

84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bakrie & Brothers Tbk PT *	5,347,000	$46,945
Bakrieland Development Tbk PT *	44,629,000	1,281,977
Bank Pan Indonesia Tbk PT *	2,607,500	168,075
Berlian Laju Tanker Tbk PT	6,283,500	520,742
Bhakti Investama Tbk PT	3,630,500	90,481
Budi Acid Jaya Tbk PT	1,493,000	27,011
Bumi Resources Tbk PT	43,686,500	7,914,887
Central Proteinaprima Tbk PT *	9,900,000	96,593
Charoen Pokphand Indonesia Tbk PT *	2,559,000	162,214
Ciputra Development Tbk PT *	8,450,000	591,459
Ciputra Surya Tbk PT *	896,000	44,642
Davomas Abadi Tbk PT *	2,465,000	17,629
Energi Mega Persada Tbk PT *	11,262,000	406,158
Enseval Putera Megatrading Tbk PT	1,244,000	105,839
Global Mediacom Tbk PT *	550,000	16,588
Gudang Garam Tbk PT	1,154,000	1,416,819
Indofood Sukses Makmur Tbk PT	14,442,000	2,646,118
International Nickel Indonesia Tbk PT *	4,848,500	1,953,750
Kalbe Farma Tbk PT	5,844,000	577,312
Kawasan Industri Jababeka Tbk PT *	33,027,500	340,675
Matahari Putra Prima Tbk PT *	2,266,500	159,572
Medco Energi Internasional Tbk PT *	3,804,000	1,126,792
Mitra Adiperkasa Tbk PT	837,000	30,386
Panin Insurance Tbk PT *	1,544,000	31,679
Panin Life Tbk PT *	19,978,000	213,994
Polychem Indonesia Tbk PT *	1,954,500	19,098
Samudera Indonesia Tbk PT	58,500	22,406
Summarecon Agung Tbk PT *	3,295,000	123,708
Suryainti Permata Tbk PT *	1,446,000	19,747
Trias Sentosa Tbk PT	2,019,500	34,453
Trimegah Securities Tbk PT	1,540,500	36,220
Tunas Ridean Tbk PT	1,949,000	255,183

		20,515,104

Israel - 3.23%
Africa-Israel Investments, Ltd. *	35,379	599,700
Alvarion, Ltd. *	202,191	901,454
American Israeli Paper Mills, Inc. *	6,014	263,836
AudioCodes, Ltd. *	21,648	34,058
Azorim Investment Development &
Construction Company, Ltd. *	15,586	48,835
Bank Hapoalim, Ltd. *	2,396,545	6,336,460
Bank Leumi Le-Israel, Ltd. *	2,500,827	6,549,250
Blue Square Israel, Ltd.	3,239	26,235
Clal Industries & Investments, Ltd.	169,824	643,724
Clal Insurance Enterprise Holdings, Ltd. *	42,532	647,587
Delta Galil Industries, Ltd. *	3,488	11,683
Direct Insurance Financial Investments, Ltd. *	16,135	29,826
Discount Investment Corp.	21,660	392,384
Electra, Ltd.	3,220	326,003
Elron Electronic Industries, Ltd. *	22,510	77,418
First International Bank of Israel, Ltd. *	109,804	192,174
First International Bank of Israel, Ltd. *	43,864	407,828
Formula Systems, Ltd., GDR	3,500	27,860
Formula Systems, Ltd.	8,342	66,538
Frutarom Industries, Ltd.	83,158	611,029
Harel Insurance Investments, Ltd. *	19,408	787,038
Ituran Location & Control, Ltd.	2,562	$20,707
Koor Industries, Ltd.	5,490	125,033
Leader Holding & Investments, Ltd. *	21,500	7,693
Makhteshim-Agam Industries, Ltd.	148,500	732,089
Menorah Mivtachim Holdings, Ltd. *	68,238	611,917
Migdal Insurance Holdings, Ltd. *	683,956	973,497
Mivtach Shamir Holdings, Ltd. *	10,485	182,137
Oil Refineries, Ltd.	2,312,364	1,053,059
Orbotech, Ltd. *	15,238	131,809
Ormat Industries, Ltd.	178,702	1,451,529
Paz Oil Company, Ltd.	4,783	639,081
Radvision, Ltd. *	6,026	47,297
Retalix, Ltd. *	29,214	260,838
Scailex Corp., Ltd. *	16,565	133,942
Union Bank of Israel, Ltd. *	24,593	74,789
United Mizrahi Bank, Ltd. *	313,552	1,862,330

		27,288,667

Malaysia - 3.93%
Affin Holdings BHD	1,056,300	506,571
Al-’Aqar KPJ REIT	34,983	9,166
AMDB BHD *	330,000	19,660
AMMB Holdings BHD	3,756,162	3,600,667
Ann Joo Resources BHD	313,600	169,762
Asas Dunia BHD *	24,000	3,960
Asia Pacific Land BHD *	282,100	22,849
Bandar Raya Developments BHD	1,003,400	398,138
Berjaya Corp. BHD	1,930,300	514,884
BIMB Holdings BHD	142,900	40,161
Bolton BHD	177,100	33,823
Boustead Holdings BHD	544,900	610,358
Cahya Mata Sarawak BHD	241,600	103,309
Dijaya Corp. BHD	40,900	11,781
DNP Holdings BHD	15,000	4,495
DRB-Hicom BHD	1,194,900	354,772
Eastern & Oriental BHD *	337,900	90,600
Eastern Pacific Industrial Corp. BHD	155,600	69,666
ECM Libra Avenue BHD	516,600	92,977
EON Capital BHD	454,300	591,546
Esso Malaysia BHD	92,100	58,624
General Corp. BHD	222,500	63,085
Globetronics Technology BHD	190,440	38,875
Glomac BHD	231,300	56,799
Goldis BHD *	163,200	82,180
Hap Seng Consolidated BHD	517,900	367,591
Hap Seng Plantations Holdings BHD	610,400	370,661
Hong Leong Credit BHD	309,800	434,400
Hong Leong Industries BHD	25,000	24,104
Hume Industries Malaysia BHD	112,800	96,433
Hunza Properties BHD	113,800	46,945
Hwang-DBS Malaysia BHD	105,200	46,498
IGB Corp. BHD	1,982,300	961,244
IJM Corp. BHD *	1,643,700	2,705,070
Insas BHD *	466,600	55,981
Integrated Logistics BHD	155,100	42,016
Jaks Resources BHD *	246,000	61,611
Jaya Tiasa Holdings BHD	63,945	43,825

The accompanying notes are an integral part of the financial statements.

85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
K & N Kenanga Holdings BHD *	323,600	$57,011
Karambunai Corp. BHD *	1,978,300	50,293
Keck Seng BHD	148,200	150,319
Kian Joo Can Factory BHD	517,600	167,670
Kim Loong Resources BHD	29,400	16,548
Kinsteel BHD *	561,400	142,018
KLCC Property Holdings BHD	940,100	870,255
KPJ Healthcare BHD	152,100	128,872
KSL Holdings BHD	267,333	80,543
KUB Malaysia BHD	534,400	83,247
Kulim Malaysia BHD	428,600	760,526
Kumpulan Hartanah Selangor BHD *	410,800	68,152
Kwantas Corp. BHD	56,000	31,926
Land & General BHD *	163,200	12,353
Landmarks BHD *	638,300	231,815
LBS Bina Group BHD *	210,000	24,857
Leader Universal Holdings BHD	639,800	131,698
Lion Corp. BHD *	549,100	69,204
Lion Industries Corp. BHD	1,119,300	395,720
MAA Holdings BHD *	133,400	28,399
Malaysia Building Society BHD	212,000	55,677
Malaysian Airline System BHD	195,600	170,011
Malaysian Plantations BHD	1,709,300	1,140,974
MBM Resources BHD	60,500	36,998
Measat Global BHD *	63,200	33,866
Mega First Corp. BHD	163,700	44,362
MK Land Holdings BHD *	632,500	77,751
MMC Corp. BHD	2,402,500	1,460,060
MNRB Holdings BHD	10,000	8,527
MTD ACPI Engineering BHD	141,900	22,182
Muhibbah Engineering M BHD	852,300	323,978
Mulpha International BHD *	1,507,700	228,684
Naim Cendera Holdings, Ltd. BHD	198,100	105,756
New Straits Times Press BHD	154,900	54,301
Nylex Malaysia BHD	77,700	14,194
Oriental Holdings BHD	467,600	723,997
OSK Holdings BHD	1,113,100	441,749
OSK Property Holdings BHD	82,291	12,135
Padiberas Nasional BHD	471,900	244,263
Panasonic Manufacturing Malaysia BHD	48,200	163,148
PBA Holdings BHD	32,000	8,615
PJ Development Holdings BHD	480,100	87,847
PPB Group BHD	1,017,600	3,351,478
Protasco BHD	172,400	38,677
Proton Holdings BHD	995,200	804,152
Ranhill BHD	372,100	96,656
RB Land Holdings BHD *	443,300	177,478
RHB Capital BHD	739,900	869,656
Sarawak Energy BHD	659,900	389,391
Scientex, Inc. BHD	51,000	17,392
Scomi Group BHD	2,101,000	411,412
Selangor Dredging BHD	326,900	49,455
Selangor Properties BHD	105,000	91,375
Shangri-La Hotels BHD	101,900	49,651
Shell Refining Company Federation of Malaya BHD	161,700	482,972
SHL Consolidated BHD	172,300	$62,253
Southern Steel BHD	132,100	64,822
Sunrise BHD *	563,200	286,119
Sunway City BHD	519,500	419,218
Sunway Holdings, Inc. BHD	449,000	148,686
Supermax Corp BHD *	203,800	96,446
Suria Capital Holdings BHD	286,100	97,211
Symphony House BHD	72,611	5,238
Ta Ann Holdings BHD	320,000	381,605
TA Enterprise BHD	2,056,500	588,680
Tan Chong Motor Holdings BHD	896,000	424,578
TDM BHD	160,500	69,729
Tebrau Teguh BHD *	316,000	69,216
Time.com BHD *	2,591,300	300,255
Titan Chemicals Corp. *	684,900	173,617
Tradewinds Corp. BHD *	803,800	159,699
Tradewinds Malaysia BHD	57,000	46,608
Tronoh Consolidated M BHD	227,600	58,156
Unisem M BHD *	763,600	277,903
United Malacca BHD	65,200	135,359
V.S. Industry BHD	166,770	60,448
Wah Seong Corp. BHD	458,600	240,972
WTK Holdings BHD *	368,500	123,136
YNH Property BHD	626,906	311,135

		33,196,422

Mexico - 6.85%
Alfa SA de CV	528,700	1,489,550
Alsea SAB de CV *	426,850	242,465
Axtel SAB de CV, ADR *	982,700	533,579
Carso Infraestructura y Construccion SA de CV *	157,200	84,758
Cemex SA de CV, SADR * (a)	1,315,460	12,286,396
Coca-Cola Femsa SAB de CV, SADR	26,500	1,063,180
Consorcio ARA SA de CV *	1,292,400	562,372
Corp Moctezuma SAB de CV	187,514	351,724
Corp. GEO SA de CV, Series B *	793,874	1,533,701
Desarrolladora Homex SA de CV *	239,300	1,113,066
Desarrolladora Homex SA de CV * (a)	23,700	660,993
Embotelladoras Arca SA de CV	576,266	1,356,615
Empresas ICA SA de CV, SADR * (a)	180,011	1,222,275
Empresas ICA Sociedad Controladora SA de CV *	46,900	80,385
Fomento Economico Mexicano SA de CV, SADR	240,775	7,762,586
GMD Resorts SAB de CV *	68,200	25,637
Gruma SA de CV, SADR *	47,286	185,834
Gruma SA de CV *	19,921	20,423
Grupo Aeroportuario del Centro Norte Sab de CV	231,900	297,618
Grupo Aeroportuario del Pacifico SA de CV, Series B, SADR	90,101	2,311,992
Grupo Aeroportuario del Sureste SA de CV, SADR (a)	35,367	1,379,313
Grupo Aeroportuario del Sureste SA de CV	28,700	112,418
Grupo Carso SA de CV	662,300	1,780,451
Grupo Cementos de Chihuahua SA de CV	35,500	92,064
Grupo Continential SA de CV	373,600	651,121

The accompanying notes are an integral part of the financial statements.

86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Famsa SAB de CV *	251,100	$272,681
Grupo Financiero Banorte SA de CV	2,397,900	5,808,897
Grupo Industrial Maseca SA de CV	53,900	29,921
Grupo Industrial Saltillo SA de CV *	94,000	18,560
Grupo Kuo SA de CV *	164,000	74,725
Grupo Mexicano de Desarrollo, SAB *	68,200	33,664
Grupo Mexico SA	6,513,971	7,123,284
Grupo Simec SAB de CV *	192,500	420,720
Industrias CH SA de CV *	336,700	1,030,434
Organizacion Soriana SA de CV *	1,951,200	4,371,150
Qualitas Compania de Seguros SA de CV	318,900	98,322
Urbi Desarrollos Urbanos SA de CV *	831,100	1,262,279
Vitro SA de CV, SADR *	59,221	70,473

		57,815,626

Philippines - 0.61%
Ayala Corp.	34,000	186,102
Benpres Holdings Corp. *	4,577,000	187,270
DMCI Holdings, Inc.	1,916,000	258,265
Empire East Land Holdings, Inc. *	2,990,000	22,922
Filinvest Development Corp. *	730,000	27,696
Filinvest Land, Inc. *	37,828,500	539,619
First Philippine Holdings Corp. *	624,200	381,283
International Container Terminal Services, Inc.	490,800	157,202
Megaworld Corp.	31,013,800	628,522
Metropolitan Bank & Trust Company	1,430,000	932,347
Philippine National Bank *	456,400	186,758
Rizal Commercial Banking Corp. *	602,800	174,009
Robinsons Land Corp.	3,447,000	483,884
Security Bank Corp.	144,400	125,829
SM Investments Corp.	52,330	331,142
Union Bank of Philippines	214,600	105,618
Universal Robina Corp.	1,507,500	219,034
Vista Land & Lifescapes, Inc. *	5,803,000	192,284

		5,139,786

Poland - 1.34%
Agora SA	90,776	403,798
Bank BPH SA *	20,507	258,644
Bank Millennium SA *	562,302	517,978
Bioton SA *	4,546,178	372,984
Boryszew SA *	21,543	17,497
Ciech SA	22,868	191,142
Computerland SA *	19,139	101,167
Debica SA	7,768	132,263
Echo Investment SA *	534,956	466,482
Emperia Holding SA	2,613	45,726
Fabryki Mebli Forte SA *	23,417	75,296
Farmacol SA *	10,785	105,440
Firma Chemiczna Dwory SA *	1,708,170	580,874
Grupa Kety SA	17,839	449,353
Grupa Lotos SA *	99,148	631,792
Impexmetal SA	74,050	41,022
Kredyt Bank SA	48,880	99,388
Mostostal-Export SA *	22,710	17,445
Netia SA *	324,551	363,283
Orbis SA	50,530	598,987
Pekaes SA *	6,380	$20,945
Pfleiderer Grajewo SA	3,224	10,048
Polnord SA *	17,218	170,671
Polski Koncern Naftowy Orlen SA	631,764	5,249,811
Przedsiebiorstwo Eksportu i Importu Kopex SA *	61,117	350,897

		11,272,933

South Africa - 12.14%
ABSA Group, Ltd.	545,138	7,788,160
Adcorp Holdings, Ltd.	17,626	54,977
Aeci, Ltd.	187,782	1,133,844
Afgri, Ltd.	348,059	225,380
African Bank Investments, Ltd.	978,572	3,530,405
African Rainbow Minerals, Ltd.	6,754	113,938
Allied Electronics Corp., Ltd.	92,553	302,047
Argent Industrial, Ltd.	113,274	91,104
Aveng, Ltd.	574,379	2,604,538
Barloworld, Ltd.	398,158	2,006,264
Bell Equipment, Ltd. *	34,158	30,953
Caxton & CTP Publishers & Printers, Ltd.	185,300	268,944
Ceramic Industries, Ltd.	1,970	19,160
DataTec, Ltd. *	300,156	686,651
Enaleni Pharmaceuticals, Ltd. *	474,453	233,985
Eqstra Holdings, Ltd. *	89,724	72,517
FirstRand, Ltd.	3,613,081	6,601,094
Freeworld Coatings, Ltd.	94,081	81,751
Gijima Ast Group, Ltd.	338,992	24,205
Gold Fields, Ltd., SADR	586,000	7,061,300
Gold Fields, Ltd.	3,784	45,676
Grindrod, Ltd.	1,009,393	1,861,448
Group Five, Ltd.	38,632	174,032
Harmony Gold Mining Company, Ltd., SADR *	643,794	6,643,954
Hudaco Industries, Ltd.	46,478	307,566
Hulamin, Ltd.	72,497	105,741
Iliad Africa, Ltd.	122,270	97,066
Imperial Holdings, Ltd.	330,886	2,514,468
Investec, Ltd.	419,902	2,313,527
JD Group, Ltd.	395,637	2,079,597
Kap International Holdings, Ltd. *	189,283	33,138
Lewis Group, Ltd.	162,466	1,018,058
Liberty Holdings, Ltd.	168,560	1,316,164
Medi-Clinic Corp., Ltd.	483,899	1,211,209
Merafe Resources, Ltd. *	2,336,491	303,382
Metair Investments, Ltd. *	163,437	85,838
Metropolitan Holdings, Ltd.	1,191,761	1,803,232
Mittal Steel South Africa, Ltd.	330,126	4,096,415
Mondi, Ltd.	247,781	1,093,823
Mustek, Ltd.	76,041	17,278
Mvelaphanda Group, Ltd.	582,544	339,827
Nampak, Ltd. *	1,056,791	1,996,807
Nedbank Group, Ltd.	395,738	5,044,780
Northam Platinum, Ltd.	257,216	1,002,912
Nu-World Holdings, Ltd. *	19,436	36,547
Omnia Holdings, Ltd.	62,401	462,819
Palabora Mining Company, Ltd.	23,036	223,204
Peregrine Holdings, Ltd.	86,314	75,256
PSG Group, Ltd.	96,332	211,101

The accompanying notes are an integral part of the financial statements.

87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Sanlam, Ltd.	3,808,590	$8,546,105
Sappi, Ltd., SADR *	156,861	469,014
Simmer and Jack Mines, Ltd. *	1,280,897	405,051
Standard Bank Group, Ltd.	1,683,472	19,395,085
Steinhoff International Holdings, Ltd. *	2,201,058	3,836,605
Super Group, Ltd. *	300,107	25,069
Telkom SA, Ltd., SADR	3,000	60,000
Tiger Wheels, Ltd. * (e)(j)	32,678	0
Trans Hex Group, Ltd. *	70,871	21,340
Trencor, Ltd.	87,122	228,988
Value Group, Ltd.	178,661	61,398

		102,494,737

South Korea - 11.54%
Aekyung Petrochemical Company, Ltd.	5,080	67,077
Asia Cement Company, Ltd.	3,240	114,778
Asia Paper Manufacturing Company, Ltd. *	1,600	16,137
Asiana Airlines *	97,780	283,266
BNG Steel Company, Ltd. *	1,870	10,317
Bookook Securities Company, Ltd.	4,950	110,687
Boryung Pharmaceutical Company, Ltd.	1,198	29,741
Busan Bank	185,010	1,262,065
BYC Company, Ltd.	240	25,039
Byucksan Corp.	1,580	10,661
Byucksan Engineering & Construction Company, Ltd. *	7,600	17,679
Cheil Industries, Inc.	15,330	550,506
Choil Aluminum Manufacturing Company, Ltd. *	1,630	7,640
Chokwang Leather Company, Ltd. *	2,200	11,415
Chong Kun Dang Pharm Corp.	2,310	34,171
Choongwae Pharma Corp.	5,806	62,164
Chosun Refractories Company, Ltd.	1,708	70,111
Chungho Comnet Company, Ltd.	2,270	21,629
CJ Corp.	16,709	566,970
Dae Chang Industrial Company, Ltd. *	26,000	13,367
Dae Dong Industrial Company, Ltd.	1,800	35,013
Dae Han Flour Mills Company, Ltd.	1,232	102,269
Dae Won Kang Up Company, Ltd.	15,000	18,454
Daeduck Electronics Company, Ltd.	41,630	123,378
Daeduck GDS Company, Ltd.	11,450	77,924
Daegu Bank	146,510	1,337,949
Daehan Steel Company, Ltd.	9,250	94,525
Daehan Synthetic Fiber Company, Ltd.	429	22,524
Daekyo Company, Ltd.	44,550	181,011
Daelim Industrial Company, Ltd.	30,763	1,482,179
Daelim Trading Company, Ltd.	1,417	5,304
Daesang Corp. *	15,770	68,452
Daesung Industrial Company, Ltd.	2,021	105,543
Daewoo Engineering & Construction Company, Ltd.	162,970	1,639,208
Daewoo Motor Sales Corp. *	33,660	258,728
Daewoong Company, Ltd.	620	10,237
Dahaam E-Tec Company, Ltd.	2,630	59,867
Daishin Securities Company, Ltd.	53,530	651,701
Daiyang Metal *	4,090	6,469
Daou Technology, Inc.	26,120	147,975
DI Corp. *	12,000	10,121
Digital Power Communications Company, Ltd.	13,000	$16,208
Dong Ah Tire & Rubber Company, Ltd.	10,970	67,582
Dong Hae Pulp Company, Ltd. *	24,430	119,279
Dong Su Industrial Company, Ltd.	9,640	56,470
Dong Wha Pharmaceutical Industrial Company, Ltd.	2,710	105,589
Dongbang Transport Logistics Company, Ltd.	5,500	10,101
Dongbu Corp.	12,860	92,265
Dongbu Hannong Chemicals Company, Ltd. *	26,970	210,391
Dongbu Securities Company, Ltd. *	32,430	171,852
Dongbu Steel Company, Ltd.	14,610	117,709
Dong-Il Corp.	356	13,935
Dongil Industries Company, Ltd.	1,340	60,479
Dongil Rubber Belt Company, Ltd.	6,339	11,571
Dongkuk Steel Mill Company, Ltd.	40,760	821,349
Dongwon F & B Company, Ltd.	870	23,815
Dongyang Engineering & Construction Corp.	1,044	14,857
Dongyang Mechatronics Corp.	24,643	62,277
Doosan Industrial Development Company, Ltd.	29,260	152,901
DPI Holdings Company, Ltd.	5,790	23,610
En Paper Manufacturing Company, Ltd. *	5,515	14,243
F&F Company, Ltd.	4,900	11,750
Fursys, Inc.	4,840	86,915
Gaon Cable Company, Ltd.	2,740	69,212
Global & Yuasa Battery Company, Ltd.	3,500	72,702
GS Holdings Corp.	56,510	1,319,168
Gwangju Shinsegae Company, Ltd.	1,111	109,626
H.S. R & A Company, Ltd. *	2,200	14,940
Hae In Corp.	1,756	5,455
Halla Engineering & Construction Corp.	7,250	131,545
Hana Financial Group, Inc.	128,200	2,734,800
Handok Pharmaceuticals Company, Ltd.	1,000	9,945
Handsome Company, Ltd.	17,320	144,462
Hanil Cement Manufacturing Company, Ltd.	6,209	361,856
Hanil Construction Company, Ltd.	3,058	13,766
Hanil E-Wha Company, Ltd.	6,200	12,347
Hanjin Heavy Industries & Construction Company, Ltd.	720	18,642
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	14,860	198,852
Hanjin Shipping Company, Ltd.	63,310	877,941
Hanjin Transportation Company, Ltd.	11,210	288,544
Hankook Cosmetics Company, Ltd.	6,400	14,944
Hankook Tire Company, Ltd.	55,950	728,971
Hankuk Electric Glass Company, Ltd.	1,800	35,837
Hankuk Glass Industries, Inc.	1,970	30,706
Hankuk Paper Manufacturing Company, Ltd.	3,920	121,776
Hanmi Capital Company, Ltd.	5,310	27,192
Hanshin Construction Company, Ltd.	3,090	37,649
Hansol Chemical Company, Ltd.	2,900	19,393
Hansol Paper Company, Inc. *	40,470	279,525
Hanssem Company, Ltd.	3,800	23,680
Hanwha Chemical Corp.	90,236	734,657
Hanwha Securities Company, Ltd.	46,942	340,750
Hanwha Timeworld Company, Ltd.	2,650	24,255
Hanyang Securities Company, Ltd.	11,820	105,980
Heung-A Shipping Company, Ltd.	17,782	13,896

The accompanying notes are an integral part of the financial statements.

88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hite Holdings Company, Ltd.	7,640	$187,699
Honam Petrochemical Corp.	15,849	949,956
Hotel Shilla Company, Ltd.	19,080	238,608
Husteel Company, Ltd.	6,110	94,549
Hwa Shin Company, Ltd.	14,700	25,404
Hwa Sung Industrial Company, Ltd.	2,730	12,348
Hwacheon Machine Tool Company, Ltd.	940	21,188
Hynix Semiconductor, Inc. *	308,680	3,288,742
Hyosung Corp.	11,560	844,796
Hyundai Cement Company, Ltd. *	6,160	62,464
Hyundai Department Store Company, Ltd.	2,000	140,229
Hyundai DSF Company, Ltd.	2,300	15,520
Hyundai Elevator Company, Ltd.	2,202	114,102
Hyundai H & S Company, Ltd.	4,000	226,500
Hyundai Hysco Company, Ltd.	35,500	310,854
Hyundai Mipo Dockyard Company, Ltd.	12,693	1,254,415
Hyundai Motor Company, Ltd.	147,323	8,538,805
Hyundai Pharmaceutical Industrial Company, Ltd.	15,500	34,403
Hyundai Securities Company, Ltd.	134,215	1,459,913
Hyundai Steel Company	43,970	2,024,013
Il Dong Pharmaceutical Company, Ltd.	2,010	52,622
Iljin Diamond Company, Ltd.	661	7,135
Iljin Electric, Ltd. *	24,771	56,615
Ilshin Spinning Company, Ltd.	370	16,691
Ilsung Pharmaceutical Company, Ltd.	1,895	93,147
Inzi Controls Company, Ltd.	6,050	16,941
Isu Chemical Company, Ltd.	7,460	90,780
Jahwa Electronics Company, Ltd.	15,120	95,360
Jeil Mutual Savings Bank *	1,820	5,978
Jeil Pharmaceutical Company	13,980	93,669
Jeonbuk Bank, Ltd.	45,565	201,018
Jinheung Mutual Savings Bank Company, Ltd. *	36,500	112,935
Joongang Construction Company, Ltd. *	1,260	5,385
KB Financial Group, Inc., ADR * (a)	337,408	11,239,060
KC Tech Company, Ltd.	26,049	70,585
KCC Corp.	5,367	1,582,618
KCTC	1,530	16,092
Keangnam Enterprises, Ltd. *	8,628	73,312
Keyang Electric Machinery Company, Ltd.	13,000	19,584
KG Chemical Corp.	5,600	39,684
Kia Motors Corp. *	211,370	2,078,371
KISCO Corp.	3,841	167,925
Kiswire, Ltd.	4,735	165,452
Kolon Engineering & Construction Company, Ltd.	19,480	126,015
Kolon Industries, Inc.	10,500	276,065
Korea Airport Service Company, Ltd.	2,720	65,220
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	16,810
Korea Circuit Company, Ltd. *	5,300	10,645
Korea Development Corp. *	3,750	14,964
Korea Development Financing Corp.	930	22,616
Korea Electric Terminal Company, Ltd.	5,770	76,362
Korea Exchange Bank	260,760	2,013,492
Korea Flange Company, Ltd. *	4,810	52,307
Korea Green Paper Manufacturing Company, Ltd. *	4,634	7,178
Korea Investment Holdings Company, Ltd.	43,690	$1,251,050
Korea Iron & Steel Company, Ltd.	778	38,821
Korea Kumho Petrochemical Company, Ltd.	13,710	319,431
Korea Line Corp.	8,086	389,795
Korea Mutual Savings Bank *	1,980	30,382
Korea Polyol Company, Ltd.	887	32,349
Korea Zinc Company, Ltd.	5,179	559,722
Korean Air Lines Company, Ltd. *	39,790	1,107,159
Korean Petrochemical Industrial Company, Ltd. *	2,430	75,850
KP Chemical Corp. *	27,370	188,236
KTB Network Corp. *	55,710	185,609
Kukdo Chemical Company, Ltd.	1,000	25,725
Kumho Electric Company, Ltd.	3,240	86,803
Kumho Industrial Company, Ltd.	26,880	299,741
Kumho Investment Bank	160,570	93,936
Kumho Tire Company, Inc. *	37,560	137,966
Kumkang Industrial Company, Ltd.	1,400	13,433
Kunsul Chemical Industrial Company, Ltd. *	1,970	20,103
Kwang Dong Pharmaceutical Company, Ltd.	51,130	120,412
Kyeryong Construction Industrial Company, Ltd.	6,260	109,365
Kyobo Securities Company, Ltd.	12,050	127,727
Kyung Nong Corp.	9,470	31,350
Kyungbang, Ltd. *	1,042	123,653
Lee Ku Industrial Company, Ltd.	8,395	9,971
LG Dacom Corp.	20,260	279,825
LG Display Company, Ltd., ADR	152,600	1,905,974
LG International Corp.	10,930	213,112
Lotte Chilsung Beverage Company, Ltd.	825	549,921
Lotte Confectionery Company, Ltd.	833	653,810
Lotte Midopa Company, Ltd.	20,140	184,624
Lotte Samkang Company, Ltd.	924	130,294
Lotte Shopping Company, Ltd.	10,272	2,106,041
Manho Rope & Wire, Ltd. *	1,350	19,884
Meritz Investment Bank *	60,525	33,494
Meritz Securities Company, Ltd.	186,570	163,581
Moorim Paper Company, Ltd.	5,200	32,839
Motonic Corp.	4,470	27,380
Namyang Dairy Products Company, Ltd.	531	202,996
Nexen Corp.	1,160	24,353
NH Investment & Securities Company, Ltd.	29,790	162,960
Nong Shim Holdings Company, Ltd.	2,560	132,878
On*Media Corp. *	74,260	176,209
Pacific Corp.	3,745	343,711
Pang Rim Company, Ltd.	910	10,910
PaperCorea, Inc. *	2,800	20,506
Pohang Coated Steel Company, Ltd.	4,050	76,427
Poonglim Industrial Company, Ltd. *	3,790	7,721
Poongsan Corp. *	5,382	77,072
Poongsan Corp. *	6,767	106,981
Pumyang Construction Company, Ltd.	970	6,553
Pusan City Gas Company, Ltd.	7,300	121,859
S&T Corp.	12,830	113,205
S&T Daewoo Company, Ltd. *	1,220	17,598
S&T Dynamics Company, Ltd.	10,410	126,994
Saehan Media Company, Ltd. *	4,273	6,752

The accompanying notes are an integral part of the financial statements.

89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Sam Kwang Glass Industrial Company, Ltd.	750	$22,240
Sam Lip General Foods Company, Ltd.	2,300	16,412
Sam Young Electronics Company, Ltd.	10,510	88,353
Sam Yung Trading Company, Ltd.	4,300	13,339
Sambu Construction Company, Ltd.	4,934	81,468
Samhwa Paint Industrial Company, Ltd.	5,090	14,062
Samick Musical Instruments Company, Ltd. *	8,450	6,398
Samick THK Company, Ltd.	6,800	10,781
Samsung Card Company, Ltd.	33,550	1,178,940
Samsung Corp.	38,740	1,299,907
Samsung SDI Company, Ltd.	34,482	2,787,306
Samwhan Corp.	6,280	62,198
Samyang Corp.	6,510	218,325
Samyang Genex Company, Ltd.	2,270	95,718
Samyang Tongsang Company, Ltd.	1,360	29,297
Savezone I & C Corp. *	16,880	16,652
Seah Besteel Corp.	12,390	163,762
SeAH Holdings Corp.	1,122	55,717
SeAH Steel Corp.	2,835	89,717
Sebang Company, Ltd.	11,820	105,995
Sejong Industrial Company, Ltd.	4,700	17,110
Seoul Securities Company, Ltd. *	457,300	406,679
Sgwicus Corp. *	8,400	16,379
SH Chemical Company, Ltd. *	30,567	13,230
Shin Poong Pharmaceutical Company, Ltd.	1,870	33,065
Shinhan Engineering & Construction Company, Ltd.	6,016	76,236
Shinhan Financial Group Company, Ltd., SADR * (a)	190,212	9,668,476
Shinheung Securities Company, Ltd. *	2,941	57,048
Shinil Engineering Company, Ltd. *	3,180	12,525
Shinsegae Engineering & Construction Company, Ltd.	700	8,283
Shinsung ENG Company, Ltd.	1,950	4,196
Shinsung FA Company, Ltd.	1,950	3,533
Shinyoung Securities Company, Ltd.	5,296	174,222
Silla Company, Ltd.	3,180	37,697
Sindo Ricoh Company, Ltd.	3,959	163,437
SJM Company, Ltd.	5,800	17,192
SK Corp.	35,524	2,960,951
SK Gas Company, Ltd.	2,870	126,847
SKC Company, Ltd.	15,700	269,890
SL Corp.	3,400	9,512
Solomon Mutual Savings Bank *	3,600	12,375
Ssangyong Cement Industrial Company, Ltd. *	20,770	103,748
STX Pan Ocean Company, Ltd.	12,400	114,067
Suheung Capsule Company, Ltd.	2,800	16,070
Sung Bo Chemicals Company, Ltd.	950	21,853
Sungjee Construction Company, Ltd.	1,400	6,634
Sungshin Cement Company, Ltd. *	15,480	82,993
Sunjin Company, Ltd. *	1,260	26,541
Tae Kyung Industrial Company, Ltd.	10,000	36,518
Taegu Department Store Company, Ltd.	9,340	72,266
Taekwang Industrial Company, Ltd.	444	223,220
Taeyoung Engineering & Construction, Ltd.	55,620	316,758
Taihan Electric Wire Company, Ltd.	27,070	441,535
Taihan Textile Company, Ltd. *	290	5,491
Tailim Packaging Industrial Company, Ltd.	30,000	$19,158
Telcoware Company, Ltd.	3,800	21,914
Trybrands, Inc. *	3,528	6,965
TS Corp.	2,180	91,737
Uangel Corp.	3,800	21,867
Unid Company, Ltd.	1,200	32,581
Union Steel Company, Ltd.	8,940	135,308
Wiscom Company, Ltd.	3,760	12,123
Woongjin Holdings Company, Ltd. *	36,730	315,710
Woori Investment & Securities Company, Ltd.	95,320	1,114,846
Yesco Company, Ltd.	1,950	40,057
Yoosung Enterprise Company, Ltd.	6,200	11,797
Youlchon Chemical Company, Ltd.	19,470	111,232
Young Poong Corp.	596	214,014
Young Poong Paper Manufacturing Company, Ltd.	650	9,066
Youngone Corp.	23,530	212,489
Yuhwa Securities Company, Ltd.	3,410	39,768

		97,478,403

Taiwan - 11.73%
Accton Technology Corp.	664,000	214,683
Achem Technology Corp.	103,000	29,189
AGV Products Corp. *	521,505	178,144
Ampoc Far-East Company, Ltd.	86,993	21,253
AmTRAN Technology Company, Ltd.	352,000	204,656
Arima Communication Corp. *	332,000	107,858
Arima Optoelectronics Corp. *	85,000	25,673
Asia Polymer Corp.	229,000	138,584
Asia Vital Components Company, Ltd.	87,870	48,149
Asustek Computer, Inc.	1,007,000	1,301,340
AU Optronics Corp. ADR	880,100	8,519,368
Audix Corp.	81,200	39,583
Aurora Systems Corp. *	63,000	41,224
Avision, Inc.	77,751	22,253
Bank of Kaohsiung, Ltd.	464,760	141,530
Behavior Technology Computer Corp. *	103,400	3,671
BenQ Corp.	1,917,000	709,234
BES Engineering Corp.	2,195,700	537,075
Biostar Microtech International Corp.	85,280	49,757
C Sun Manufacturing, Ltd.	83,480	25,870
Carnival Industrial Corp. *	198,000	36,571
Cathay Chemical Works, Inc.	93,000	30,237
Cathay Real Estate Development Company, Ltd.	1,335,000	531,978
Central Reinsurance Company, Ltd.	293,422	94,113
Chain Qui Development Company, Ltd.	75,000	60,321
Champion Building Materials Company, Ltd.	424,700	115,103
Chang Hwa Commercial Bank, Ltd.	4,676,000	2,034,520
Cheng Loong Corp.	1,358,000	400,671
Cheng Uei Precision Industry Company, Ltd.	15,000	23,909
Chenming Mold Industrial Corp.	132,709	33,525
Chi Mei Optoelectronics Corp.	6,570,400	3,443,577
Chia Hsin Cement Corp. *	661,457	303,328
Chien Shing Stainless Steel Company, Ltd. *	199,000	34,839
Chilisin Electronics Corp.	96,900	29,452
China Airlines, Ltd. *	2,686,680	662,447

The accompanying notes are an integral part of the financial statements.

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Chemical & Pharmaceutical Company, Ltd.	129,000	$78,779
China Development Financial Holdings Corp.	14,052,287	3,332,607
China Electric Manufacturing Corp.	175,000	73,670
China General Plastics Corp. *	495,000	174,205
China Glaze Company, Ltd.	109,203	26,217
China Manmade Fibers Corp.	1,729,000	304,372
China Metal Products Company, Ltd.	139,000	105,394
China Motor Company, Ltd.	929,125	458,465
China Petrochemical Development Corp. *	2,652,320	817,247
China Steel Structure Company, Ltd.	169,000	96,296
China Synthetic Rubber Corp.	56,000	50,279
China Wire & Cable Company, Ltd. *	110,000	22,014
Chin-Poon Industrial Company, Ltd.	571,000	245,359
Chun Yu Works & Company, Ltd.	155,000	46,645
Chun Yuan Steel Industrial Company, Ltd.	598,568	183,751
Chung Hsin Electric & Machinery Manufacturing Corp. *	4,000	2,033
Chung Hwa Pulp Corp.	487,000	162,340
Chunghwa Picture Tubes, Ltd.	11,798,000	1,536,762
CMC Magnetics Corp. *	4,348,000	935,586
Collins Company, Ltd. *	130,200	31,798
Compal Electronics, Inc.	986,000	796,991
Compeq Manufactuing Company, Ltd.	1,453,000	346,709
Continental Engineering Corp.	848,000	287,117
Delpha Construction Company, Ltd. *	181,000	30,346
D-Link Corp.	341,960	276,361
E.Sun Financial Holding Company, Ltd.	5,000,720	1,668,051
Eastern Media International Corp.	1,273,049	234,417
Eclat Textile Company, Ltd.	92,700	41,731
Edom Technology Company, Ltd.	71,000	18,368
Elite Material Company, Ltd.	276,798	111,901
Elitegroup Computer Systems Company, Ltd.	968,793	302,487
Enlight Corp.	163,769	4,069
Eternal Chemical Company, Ltd.	279,400	198,412
EVA Airways Corp. *	2,109,000	564,447
Everest Textile Company, Ltd.	230,000	37,211
Evergreen Marine Corp.	1,753,000	876,504
Everlight Chemical Industrial Corp.	423,000	207,994
Everspring Industry Company, Ltd. *	138,000	24,369
Evertop Wire Cable Corp. *	147,414	23,198
Excel Cell Electronic Company, Ltd.	34,000	10,314
Far Eastern International Bank *	1,976,000	506,490
Federal Corp.	462,598	217,757
First Copper Technology Company, Ltd.	356,000	81,377
First Financial Holding Company, Ltd.	1,034,000	614,079
First Insurance Company, Ltd.	122,475	37,203
Formosa Taffeta Company, Ltd.	1,399,000	951,905
Formosan Rubber Group, Inc.	235,000	137,271
Formosan Union Chemical *	310,336	106,649
FU I Industrial *	202,000	50,960
Fwusow Industry Company, Ltd.	119,970	41,607
Gigabyte Technology Company, Ltd.	854,000	497,238
Gigastorage Corp. *	146,000	30,270
Gold Circuit Electronics, Ltd.	646,800	189,309
Goldsun Development & Construction Company, Ltd.	1,424,175	682,452
Gordon Auto Body Parts Company, Ltd.	50,181	$12,436
Grand Pacific Petrochemical Corp. *	783,000	245,164
Great China Metal Industry Company, Ltd.	90,000	62,938
GTM Corp.	113,000	56,118
Hey Song Corp.	640,000	317,127
Hitron Technology, Inc. *	45,000	16,017
Ho Tung Chemical Corp. *	546,000	187,351
Hocheng Group Corp. *	424,500	99,299
Hong TAI Electric Industrial	351,000	113,527
Hsin Kuang Steel Co Ltd	309,000	214,431
Hsing TA Cement Company, Ltd.	435,000	125,060
Hua Eng Wire & Cable Company, Ltd.	994,000	218,242
Hung Ching Development Company, Ltd.	166,000	95,553
Hung Sheng Construction Company, Ltd.	752,000	316,694
Hwa Fong Rubber Company, Ltd. *	427,770	119,942
Ichia Technologies, Inc.	478,180	165,239
International Semiconductor Technology, Ltd. *	418,000	108,150
Inventec Company, Ltd.	1,933,100	1,112,379
Johnson Health Tech Company, Ltd. *	42,000	34,540
Jui Li Enterprise Company, Ltd.	66,950	17,129
K Laser Technology, Inc.	82,214	29,224
Kang Na Hsiung Enterprise Company, Ltd.	79,000	39,884
Kao Hsing Chang Iron & Steel Corp. *	447,000	96,094
Kaulin Manufacturing Company, Ltd.	202,710	80,786
KEE TAI Properties Company, Ltd.	311,430	127,497
Kindom Construction Company, Ltd. *	438,000	249,495
King Yuan Electronics Company, Ltd.	1,767,378	552,296
King’s Town Bank *	1,267,000	277,936
Kinpo Electronics, Inc.	1,828,269	389,140
Kuoyang Construction Company, Ltd.	465,000	251,624
Kwong Fong Industries Corp. *	998,000	215,640
Lan Fa Textile Company, Ltd.	169,781	37,700
Lead Data, Inc. *	182,000	18,960
Lealea Enterprise Company, Ltd. *	984,350	162,319
Lee Chang Yung Chemical Industries, Corp.	169,000	145,506
LEE CHI Enterprises Company, Ltd.	118,000	36,184
Leofoo Development Company, Ltd. *	233,000	135,885
Li Peng Enterprise Company, Ltd. *	643,864	121,111
Lien Hwa Industrial Corp.	728,316	317,178
Lingsen Precision Industries, Ltd.	365,178	105,673
Lite-On Technology Corp.	1,833,590	1,585,045
Long Bon Development Company, Ltd.	3,000	931
Long Chen Paper Company, Ltd. *	629,797	146,212
Lucky Cement Corp.	390,000	83,819
Macronix International Company, Ltd.	3,217,535	1,455,414
Mayer Steel Pipe Corp.	246,000	141,166
Mega Financial Holding Company, Ltd.	12,395,000	5,674,210
Meiloon Industrial Company, Ltd.	103,048	27,816
Mercuries & Associates, Ltd.	417,600	185,760
Mercuries Data Systems, Ltd. *	204,000	38,129
Micro-Star International Company, Ltd.	1,343,173	837,138
Mitac International	1,913,956	760,875
Mitac Technology Corp.	460,000	248,625
Mobiletron Electronics Company, Ltd.	56,000	23,966
Mustek Systems, Inc. *	73,179	3,044
Namchow Chemical Industrial Company, Ltd. *	180,000	43,071

The accompanying notes are an integral part of the financial statements.

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Nanya Technology Corp. *	3,381,864	$526,475
Nien Hsing Textile Company, Ltd. *	663,000	231,662
Optimax Technology Corp. *	285,000	10,194
Oriental Union Chemical Corp.	311,000	175,230
Pacific Construction Company, Ltd. *	160,000	17,640
Pan Jit International, Inc.	261,978	143,477
Phihong Technology Company, Ltd.	417,919	195,894
Phoenix Precision Technology Corp.	1,013,997	401,863
Pou Chen Corp.	728,000	443,981
Prince Housing Development Corp.	652,000	282,250
Prodisc Technology, Inc. *	762,000	10,680
Quintain Steel Company, Ltd. *	434,000	80,334
Radium Life Tech Company, Ltd.	501,000	388,290
Ralec Electronic Corp.	39,000	28,457
Reward Wool Industry Corp.	186,000	30,708
Rexon Industrial Corp., Ltd. *	80,000	14,862
Ritek Corp. *	3,913,000	973,684
Sampo Corp. *	1,318,000	205,412
Sanyang Industrial Company, Ltd.	898,924	411,700
SDI Corp.	68,000	34,278
Sheng Yu Steel Company, Ltd.	169,000	124,063
Shinkong Insurance Company, Ltd.	180,621	63,047
Shinkong Synthetic Fibers Corp.	2,012,000	540,145
Shuttle, Inc.	122,000	70,491
Sigurd Microelectronics Corp.	376,293	137,447
Sinon Corp.	365,000	159,990
SinoPac Holdings Company, Ltd.	9,862,000	3,430,496
Sintek Photronic Corp. *	730,780	363,260
Siward Crystal Technology Company, Ltd.	61,156	20,268
Solomon Technology Corp. *	97,900	27,169
Southeast Cement Company, Ltd.	295,000	102,584
Spirox Corp.	78,912	34,853
Springsoft, Inc.	44,000	27,374
Stark Technology, Inc.	57,000	27,010
Sunplus Technology Company, Ltd.	627,945	302,920
Ta Chen Stainless Pipe Company, Ltd.	470,000	331,304
Ta Chong Bank, Ltd. *	3,180,000	570,845
Ta Ya Electric Wire & Cable Company, Ltd.	965,244	174,103
Tah Hsin Industrial Company, Ltd.	217,000	147,718
TA-I Technology Company, Ltd.	113,217	59,772
Taichung Commercial Bank	1,598,112	367,561
Tainan Enterprises Company, Ltd.	185,000	129,363
Tainan Spinning Company, Ltd.	1,725,000	576,200
Taishin Financial Holdings Company, Ltd.	6,569,000	2,443,455
Taisun Enterprise Company, Ltd. *	361,000	128,580
Taita Chemical Company, Ltd.	103,000	24,475
Taiwan Acceptance Corp.	30,000	26,732
Taiwan Business Bank *	3,486,000	843,783
Taiwan Cooperative Bank	5,148,467	2,953,156
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	101,782
Taiwan Glass Industrial Corp.	757,349	498,603
Taiwan Kolin Company, Ltd. * (e)(j)	327,000	0
Taiwan Mask Corp.	479,000	170,398
Taiwan Paiho, Ltd.	383,200	185,862
Taiwan Pulp & Paper Corp. *	394,000	114,138
Taiwan Sakura Corp.	100,998	40,896
Taiwan Styrene Monomer Corp.	718,159	$251,194
Taiyen Biotech Company, Ltd.	335,000	212,410
Tatung Company, Ltd. *	5,377,000	1,320,104
Teapo Electronic Corp. *	205,000	26,902
Teco Electric & Machinery Company, Ltd.	2,874,000	1,142,038
Tex-Ray Industrial Company, Ltd. *	90,000	16,552
Ton Yi Industrial Corp.	664,000	261,896
Tong Yang Industry Company, Ltd.	190,800	182,264
Tsann Kuen Enterprise Company, Ltd.	280,000	199,346
Twinhead International Corp. *	224,000	19,798
TYC Brother Industrial Company, Ltd.	144,661	82,590
Tycoons Group Enterprise Company, Ltd. *	566,000	94,952
Tze Shin International Company, Ltd.	47,327	20,930
Union Bank of Taiwan *	842,000	148,215
Unitech Electronics Company, Ltd.	101,299	42,792
Unitech Printed Circuit Board Corp.	609,550	165,594
United Integrated Services Company, Ltd.	192,000	87,601
United Microelectronics Corp.	18,117,794	6,033,407
Universal Cement Corp. *	868,108	392,760
Universal Scientific Industrial Company, Ltd.	1,342,891	478,765
UPC Technology Corp.	875,374	369,570
USI Corp.	883,000	392,337
U-Tech Media Corp.	180,000	47,766
Ve Wong Corp. *	61,000	47,713
Walsin Lihwa Corp.	4,214,000	1,340,872
Walsin Technology Corp.	881,064	280,612
Wan Hai Lines, Ltd.	824,000	383,048
Waterland Financial Holding Company	2,555,007	726,015
Wei Chih Steel Industrial Company, Ltd. *	100,000	19,316
Winbond Electronics Corp. *	4,720,000	724,561
Wintek Corp.	1,522,000	910,052
WUS Printed Circuit Company, Ltd. *	555,000	126,261
Yageo Corp.	3,548,000	713,420
Yang Ming Marine Transport Corp.	2,125,709	757,669
Yeun Chyang Industrial Company, Ltd.	335,822	250,277
Yi Jinn Industrial Company, Ltd. *	219,800	28,053
Yieh Phui Enterprise Company, Ltd.	1,594,887	562,137
Yosun Industrial Corp.	209,187	134,843
Yuen Foong Yu Paper Manufacturing Company, Ltd.	1,620,982	487,907
Yulon Motor Company, Ltd.	1,281,827	1,212,835
Yulon Nissan Motor Company, Ltd.	270,000	519,862
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	63,787	71,186
Yungtay Engineering Company, Ltd. *	529,000	294,283
Zig Sheng Industrial Company, Ltd.	207,264	32,634
Zippy Technology Corp.	82,950	32,124
Zyxel Communications Corp.	194,000	113,583

		99,051,717

Thailand - 1.73%
Aapico Hitech PCL	120,600	17,699
Adkinson Securities PCL *	1,230,819	53,467
Asia Plus Securities PCL	440,200	22,094
Bangchak Petroleum PCL	613,200	253,775
Bangkok Aviation Fuel Services PCL	139,371	26,999
Bangkok Bank PCL, Foreign Shares	145,000	473,061

The accompanying notes are an integral part of the financial statements.

92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Bangkok Bank PCL, NVDR	1,131,100	$3,559,120
Bangkok Expressway PCL	436,200	213,811
Bangkok Insurance PCL	1,500	10,038
Bangkok Land PCL *	6,345,600	61,463
Bank of Ayudhya PCL, Foreign Shares	2,762,100	1,173,464
Cal-Comp Electronics Thailand PCL	1,880,300	120,313
Capital Nomura Securities PCL	25,000	13,648
Charoen Pokphand Foods PCL	4,090,900	573,951
Delta Electronics Thailand PCL	693,000	260,358
Eastern Water Resources Development & Management PCL	295,200	30,152
Golden Land Property PCL *	37,000	2,424
Hana Microelectronics PCL	90,000	42,794
Hemaraj Land & Development PCL	4,907,500	86,425
Italian-Thai Development PCL *	2,420,700	198,942
Jasmine International PCL	5,110,500	63,000
KGI Securities Thailand PCL	1,851,200	63,572
Kiatnakin Finance PCL	238,300	115,408
Krung Thai Bank PCL	6,088,200	1,563,597
Krungthai Card PCL	134,500	34,345
Loxley PCL *	1,513,100	111,917
MBK PCL	46,300	72,705
Nakornthai Strip Mill PCL *	12,761,300	67,421
National Finance PCL	1,082,400	435,247
Padaeng Industry PCL	79,100	32,504
Polyplex PCL	372,400	52,903
Power Line Engineering PCL *	224,700	10,223
Pranda Jewelry PCL	214,300	26,166
Precious Shipping PCL	577,100	281,182
PTT Chemical PCL	719,500	1,103,430
Quality House PCL	6,241,400	265,630
Regional Container Lines PCL *	209,100	61,374
Saha-Union PCL	157,500	64,720
Sahaviriya Steel Industries PCL *	5,606,100	116,828
Sansiri PCL	965,300	81,032
SC Asset Corp. PCL	168,200	38,261
Seamico Securities PCL	416,000	26,618
Serm Suk PCL	86,700	30,531
Shin Satellite PCL *	488,500	75,992
Siam City Bank PCL	1,066,450	510,218
Sino Thai Engineering & Construction PCL *	314,900	36,416
Sri Trang Agro-Industry PCL	60,500	19,356
Supalai PCL	991,500	94,290
Tata Steel Thailand PCL *	6,083,300	276,757
Thai Oil PCL	351,000	365,732
Thai Plastic & Chemical PCL	352,400	174,804
Thoresen Thai Agencies PCL	367,260	237,151
Tipco Asphalt PCL *	97,100	34,770
TMB Bank PCL *	22,619,691	570,970
TPI Polene PCL *	1,434,900	235,851
Vanachai Group PCL	672,300	30,981

		14,575,900

Turkey - 2.41%
Adana Cimento Sanayii TAS	141,558	47,709
Akcansa Cimento AS	84,580	189,993
Akenerji Elektrik Uretim AS	29,890	193,192
Aksa Akrilik Kimya Sanayii AS *	170,085	$165,370
Aksigorta AS	231,109	601,925
Alarko Holding AS	141,990	264,048
Anadolu Cam Sanayii AS *	171,177	177,178
Anadolu Isuzu Otomotiv Sanayi AS *	6,122	19,214
Anadolu Sigorta AS	252,428	210,167
Arcelik AS *	373,263	561,655
Asya Katilim Bankasi AS *	694,024	958,337
Aygaz AS	179,454	419,777
Bati Cimento AS *	7,926	28,268
BatiSoke AS *	23,755	15,226
Bolu Cimento Sanayii AS	105,896	97,266
Borusan Mannesmann Boru Sanayi AS *	5,559	28,646
Brisa Bridgestone Sabanci Lastik San ve Tic AS	832	21,417
Cemtas Celik Makina Sanayi ve Ticaret AS	98,165	45,819
Cimsa Cimento Sanayi ve Ticaret AS	97,578	254,158
Dogan Sirketler Grubu Holdings AS *	1,511,781	1,096,142
Dogan Yayin Holding AS *	410,546	391,491
Dogus Otomotiv Servis ve Ticaret AS *	76,312	183,011
Eczacibasi Ilac Sanayi AS	333,256	303,763
Eregli Demir ve Celik Fabrikalari TAS *	983,890	2,816,595
Ford Otomotiv Sanayi AS	113,075	438,360
Gentas Genel Metal Sanayi ve Ticaret AS *	43,807	29,231
Global Yatirim Holding AS *	380,889	157,109
Goldas Kuyumculuk Sanayi AS *	54,846	46,423
Goodyear Lastikleri TAS	18,938	113,539
GSD Holding AS *	418,949	172,900
Gunes Sigorta AS *	118,521	131,700
Hektas Ticaret TAS *	67,687	35,916
Hurriyet Gazetecilik AS *	327,989	247,672
Ihlas Holding AS *	544,592	151,798
Izmir Demir Celik Sanayi AS *	32,233	47,563
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS *	371,286	184,463
KOC Holdings AS *	788,143	1,358,534
Konya Cimento Sanayii AS	708	21,066
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret Anonim Sirketi AS *	330,219	434,711
Marmaris Marti Otel Isletmeleri AS *	100,968	44,359
Menderes Tekstil Sanayi ve Ticaret AS *	126,375	30,238
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	26,252
NET Holding AS *	292,877	100,590
Net Turizm Ticaret ve Sanayi AS *	98,338	47,107
Nortel Networks Netas Telekomunikasyon AS	15,339	234,665
Parsan Makina Parcalari Sanayii AS *	40,197	33,858
Petkim Petrokimya Holding AS *	156,307	655,976
Pinar Entegre Et ve Un Sanayi AS	36,324	67,159
Pinar Sut Mamulleri Sanayii AS	25,633	84,540
Sanko Pazarlama Ithalat Ihracat AS *	20,076	35,074
Sarkuysan Elektrolitik Bakir AS *	84,128	115,691
Sekerbank TAS *	236,181	244,741
Tekfen Holding AS *	254,173	581,121
Tekstil Bankasi AS *	84,007	45,513
Tofas Turk Otomobil Fabrik AS	214,244	373,041
Trakya Cam Sanayi AS *	381,431	308,044
Turcas Petrolculuk AS	68,710	178,072

The accompanying notes are an integral part of the financial statements.

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turk Ekonomi Bankasi AS *	412,721	$319,156
Turk Sise ve Cam Fabrikalari AS *	575,291	468,012
Turkiye Is Bankasi AS	357,501	1,045,907
Turkiye Sinai Kalkinma Bankasi AS *	578,347	335,931
Turkiye Vakiflar Bankasi Tao *	1,285,250	1,928,605
Ulker Gida Sanayi ve Ticaret AS	110,020	183,538
Usas Ucak Servisi AS	27,986	27,123
Uzel Makina Sanayi AS * (e)	20,846	0
Uzel Makina Sanayi AS * (e)	2,084	0
Vestel Elektronik Sanayi ve Tracaret AS *	152,180	148,910

		20,324,575

United States - 0.56%
Aluminum Corp. China, Ltd., ADR	270	6,302
Blue Square-Israel, Ltd., ADR	2,463	20,443
Grupo Aeroportuario del Centro Norte Sab de CV *	2,111	21,743
Patni Computer Systems, Ltd., SADR	3,538	38,776
Sterlite Industries India, Ltd.	356,567	4,435,694
Yanzhou Coal Mining Company, Ltd.	17,719	243,813

		4,766,771

TOTAL COMMON STOCKS (Cost $802,166,012)		$819,080,548

PREFERRED STOCKS - 2.96%
Brazil - 2.96%
Banco ABC Brasil SA * (i)	96,300	366,132
Banco Cruzeiro do Sul SA (i)	14,000	40,010
Banco Daycoval SA (i)	109,400	396,397
Banco Industrial e Comercial SA (i)	162,700	643,493
Banco Panamericano SA (i)	143,300	336,402
Banco Pine SA (i)	47,200	196,315
Banco Sofisa SA (i)	88,400	214,289
Bardella SA Industrias Mecanicas * (i)	916	59,602
Companhia de Tecidos Norte de Minas SA (i)	105,600	261,373
Confab Industrial SA (i)	388,636	944,071
Duratex SA (i)	133,100	1,474,662
Forjas Taurus SA * (i)	12,540	34,494
Gol Linhas Aereas Inteligentes SA *	89,200	495,732
Klabin SA (i)	651,700	994,429
Mahle-Metal Leve SA Industria e Comercio (i)	1,500	11,689
Marcopolo SA (i)	236,900	537,997
Metalurgica Gerdau SA (i)	332,600	4,379,219
Parana Banco SA (i)	21,400	77,431
Randon Participacoes SA (i)	97,600	472,186
Sao Paulo Alpargatas SA * (i)	9,700	391,020
Saraiva SA Livreiros Editores (i)	4,500	52,774
Telemar Norte Leste SA, Series A (i)	100,000	2,781,322
Uniao de Industrias Petroquimicas SA, Series B (i)	984,500	417,012
Universo Online SA (i)	68,800	254,555
Usinas Siderurgicas de Minas Gerais SA, Series A (i)	433,000	9,194,759

		25,027,365

TOTAL PREFERRED STOCKS (Cost $21,381,345)		$25,027,365

WARRANTS - 0.00%
Hong Kong - 0.00%
Hong Kong Energy Holdings, Ltd.
(Expiration Date 05/26/2011, Strike Price HKD 0.30) *	24,497	$917

TOTAL WARRANTS (Cost $0)		$917

RIGHTS - 0.00%
Brazil - 0.00%
Kroton Educacional SA (Expiration Date 07/27/2009, Strike Price BRL 12.53) *	22,353	798
Poland - 0.00%
Polski Koncern Miesny Duda SA *	84,749	0

TOTAL RIGHTS (Cost $0)		$798

SHORT TERM INVESTMENTS - 4.22%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$3,556,778	$35,606,197

TOTAL SHORT TERM INVESTMENTS
(Cost $35,584,156)		$35,606,197

Total Investments (Emerging Markets Value Trust)
(Cost $859,131,513) - 104.18%		$879,715,825
Other assets and liabilities, net - (4.18)%		(35,316,550)

TOTAL NET ASSETS - 100.00%		$844,399,275

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Banking	15.10%
Financial Services	10.55%
Steel	6.58%
Real Estate	5.28%
Holdings Companies/Conglomerates	4.28%

Emerging Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.55%
Basic Materials - 2.83%
Airgas, Inc.	19,605	$794,591
Intrepid Potash, Inc. * (a)	26,950	756,756
RTI International Metals, Inc. *	39,970	706,270
Steel Dynamics, Inc.	48,150	709,249

		2,966,866

Communications - 8.32%
Art Technology Group, Inc. *	298,420	1,133,996
AsiaInfo Holdings, Inc. *	38,509	662,740
Comtech Telecommunications Corp. *	27,845	887,699
Cybersource Corp. *	69,860	1,068,858
GSI Commerce, Inc. *	73,670	1,049,797
Leap Wireless International, Inc. * (a)	26,532	873,699
Liberty Media Corp. - Capital, Series A *	56,855	770,954
Moneysupermarket.com Group PLC	418,240	337,515

The accompanying notes are an integral part of the financial statements.

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Starent Networks Corp. * (a)	35,520	$867,043
Vocus, Inc. *	53,630	1,059,729

		8,712,030

Consumer, Cyclical - 17.55%
Autoliv, Inc.	36,790	1,058,448
Bally Technologies, Inc. *	46,510	1,391,579
Brinker International, Inc. (a)	50,285	856,354
Chico’s FAS, Inc. *	96,525	939,188
Citi Trends, Inc. *	30,935	800,598
CKE Restaurants, Inc.	89,870	762,098
Conn’s, Inc. * (a)	63,385	792,312
Desarrolladora Homex SA de CV * (a)	23,345	651,092
DTS, Inc. *	34,595	936,487
Goodyear Tire & Rubber Company *	97,065	1,092,952
Gymboree Corp. *	30,200	1,071,496
Hibbett Sports, Inc. *	38,190	687,420
Knoll, Inc.	125,950	954,701
Lumber Liquidators, Inc. * (a)	55,015	867,036
Macrovision Solutions Corp. *	35,838	781,627
Nokian Renkaat Oyj (a)	32,146	606,105
Saks, Inc. * (a)	168,650	747,120
Taylor Woodrow PLC *	861,915	475,905
Texas Roadhouse, Inc., Class A *	64,530	704,022
TiVo, Inc. *	88,500	927,480
Warnaco Group, Inc. *	39,655	1,284,822

		18,388,842

Consumer, Non-cyclical - 26.32%
Aaron, Inc., Class B	26,380	786,652
Alberto-Culver Company	33,555	853,304
Alexion Pharmaceuticals, Inc. *	15,368	631,932
Alliance Imaging, Inc. *	149,570	1,096,348
Amedisys, Inc. *	20,810	687,146
American Public Education, Inc. *	14,375	569,394
Capella Education Company * (a)	12,434	745,418
CardioNet, Inc. * (a)	30,540	498,413
Emergency Medical Services Corp., Class A *	19,275	709,705
Eurand NV *	60,581	787,553
Genoptix, Inc. *	27,640	884,204
Halozyme Therapeutics, Inc. *	78,715	548,644
Hansen Natural Corp. *	18,454	568,752
HMS Holdings Corp. *	26,605	1,083,356
Human Genome Sciences, Inc. * (a)	108,015	308,923
ICF International, Inc. *	29,650	818,043
ICON PLC, SADR *	45,815	988,688
Internet Brands, Inc., Class A *	149,660	1,047,620
LifePoint Hospitals, Inc. *	23,900	627,375
Masimo Corp. *	23,665	570,563
Myriad Genetics, Inc. *	16,792	598,635
Natus Medical, Inc. *	73,962	853,521
Netflix, Inc. * (a)	19,095	789,387
Nuvasive, Inc. * (a)	18,782	837,677
Onyx Pharmaceuticals, Inc. *	20,504	579,443
OSI Pharmaceuticals, Inc. * (a)	18,230	514,633
Psychiatric Solutions, Inc. *	61,555	1,399,761
Sirona Dental Systems, Inc. *	32,835	656,372
Sun Healthcare Group, Inc. *	90,842	$766,706
Team, Inc. *	42,665	668,561
The Geo Group, Inc. *	50,602	940,185
Thoratec Corp. *	20,035	536,537
United Natural Foods, Inc. *	41,885	1,099,481
United Therapeutics Corp. *	11,284	940,296
Volcano Corp. *	59,015	825,030
Wright Medical Group, Inc. *	46,350	753,651

		27,571,909

Energy - 4.62%
Arena Resources, Inc. *	18,430	586,995
Carrizo Oil & Gas, Inc. * (a)	53,370	915,296
Dana Petroleum PLC *	27,960	646,244
Goodrich Petroleum Corp. * (a)	23,240	571,472
Penn Virginia Corp.	38,585	631,636
SandRidge Energy, Inc. *	79,700	679,044
Superior Energy Services, Inc. *	46,560	804,091

		4,834,778

Financial - 9.31%
Affiliated Managers Group, Inc. *	15,101	878,727
Broadpoint Gleacher Securities, Inc. *	103,290	576,358
Corporate Office Properties Trust, REIT	27,715	812,881
DuPont Fabros Technology, Inc., REIT	64,340	606,083
GFI Group, Inc.	103,775	699,443
IBERIABANK Corp.	17,504	689,833
Janus Capital Group, Inc.	71,455	814,587
LaSalle Hotel Properties, REIT	35,265	435,170
Lazard, Ltd., Class A	25,260	679,999
PrivateBancorp, Inc.	38,108	847,522
Stifel Financial Corp. *	27,963	1,344,741
Sunstone Hotel Investors, Inc., REIT	118,295	632,878
Tower Group, Inc.	29,575	732,869

		9,751,091

Industrial - 12.92%
Aalberts Industries NV	42,405	333,647
Atlas Air Worldwide Holdings, Inc. *	30,270	701,961
Barnes Group, Inc.	74,246	882,785
BE Aerospace, Inc. *	80,467	1,155,506
Carillion PLC	138,895	577,829
Clean Harbors, Inc. *	16,881	911,405
Esterline Technologies Corp. *	27,755	751,328
Genco Shipping & Trading, Ltd. (a)	31,545	685,157
Genesee & Wyoming, Inc., Class A *	27,265	722,795
Jabil Circuit, Inc.	107,285	796,055
Kaydon Corp.	28,680	933,821
Mettler-Toledo International, Inc. *	10,432	804,829
Packaging Corp. of America	53,634	868,871
Peace Mark Holdings, Ltd. * (e)	464,000	0
Silgan Holdings, Inc.	16,750	821,252
Snap-on, Inc.	31,494	905,138
Stanley, Inc. *	34,686	1,140,476
UTI Worldwide, Inc. *	47,460	541,044

		13,533,899

The accompanying notes are an integral part of the financial statements.

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Technology - 17.68%
Atmel Corp. *	233,385	$870,526
Blackboard, Inc. *	26,305	759,162
Commvault Systems, Inc. *	58,075	962,884
FactSet Research Systems, Inc. (a)	28,209	1,406,783
Fairchild Semiconductor International, Inc. *	110,770	774,282
FormFactor, Inc. *	37,595	648,138
Hittite Microwave Corp. *	25,835	897,766
JDA Software Group, Inc. *	70,770	1,058,719
LogMeIn, Inc. *	6,417	102,672
MedAssets, Inc. *	44,305	861,732
Monolithic Power Systems, Inc. *	49,490	1,109,071
NCI, Inc. *	25,155	765,215
NCR Corp. *	86,425	1,022,408
Nuance Communications, Inc. *	53,135	642,402
ON Semiconductor Corp. *	124,135	851,566
Palm, Inc. * (a)	100,607	1,667,058
Phase Forward, Inc. *	50,250	759,278
Rosetta Stone, Inc. * (a)	23,980	658,011
SimCorp A/S	2,237	347,561
Solera Holdings, Inc. *	42,511	1,079,779
Teradyne, Inc. * (a)	132,555	909,327
Ultimate Software Group, Inc. *	14,865	360,328

		18,514,668

TOTAL COMMON STOCKS (Cost $103,518,749)		$104,274,083

SHORT TERM INVESTMENTS - 14.70%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,538,033	$15,396,939

TOTAL SHORT TERM INVESTMENTS
(Cost $15,388,449)		$15,396,939

REPURCHASE AGREEMENTS - 0.86%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at
0.01% to be repurchased at
$902,000 on 07/01/2009,
collateralized by $865,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $920,144,
including interest)	$902,000	$902,000

TOTAL REPURCHASE AGREEMENTS
(Cost $902,000)		$902,000

Total Investments (Emerging Small Company Trust)
(Cost $119,809,198) - 115.11%		$120,573,022
Other assets and liabilities, net - (15.11)%		(15,825,352)
TOTAL NET ASSETS - 100.00%		$104,747,670

Equity-Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.21%
Basic Materials - 5.93%
Alcoa, Inc.	536,800	$5,545,144
E.I. Du Pont de Nemours & Company	501,100	$12,838,182
Eli Lilly & Company	451,200	15,629,568
International Flavors & Fragrances, Inc.	375,900	12,299,448
International Paper Company	1,093,900	16,550,707
MeadWestvaco Corp.	502,500	8,246,025
Nucor Corp.	402,600	17,887,518
Weyerhaeuser Company	172,600	5,252,218

		94,248,810

Communications - 10.60%
AT&T, Inc.	1,343,449	33,371,273
Cablevision Systems Corp., Class A	550,400	10,683,264
CBS Corp., Class B	413,850	2,863,842
Cisco Systems, Inc. *	362,500	6,757,000
eBay, Inc. *	559,800	9,589,374
McGraw-Hill Companies, Inc.	648,600	19,529,346
Qwest Communications International, Inc. (a)	2,876,300	11,936,645
Sprint Nextel Corp. *	1,218,500	5,860,985
The New York Times Company, Class A (a)	865,400	4,768,354
Time Warner, Inc.	879,100	22,144,529
Verizon Communications, Inc.	589,200	18,106,116
Vodafone Group PLC	3,500,117	6,765,632
WPP PLC, SADR	597,677	3,975,204
Yahoo!, Inc. *	783,700	12,272,742

		168,624,306

Consumer, Cyclical - 9.14%
Bed Bath & Beyond, Inc. *	650,959	20,016,989
D.R. Horton, Inc.	353,000	3,304,080
Genuine Parts Company	224,400	7,530,864
Harley-Davidson, Inc. (a)	404,500	6,556,945
Harman International Industries, Inc.	209,900	3,946,120
Home Depot, Inc.	1,091,600	25,794,508
Macy’s, Inc.	413,800	4,866,288
Marriott International, Inc., Class A	485,786	10,721,296
Mattel, Inc.	683,375	10,968,169
MGM Mirage, Inc. *	482,500	3,083,175
Southwest Airlines Company	1,058,000	7,120,340
Tiffany & Company (a)	341,700	8,665,512
Walt Disney Company	733,300	17,107,889
Whirlpool Corp. (a)	366,600	15,602,496

		145,284,671

Consumer, Non-cyclical - 12.50%
Accenture, Ltd., Class A	115,000	3,847,900
Amgen, Inc. *	231,200	12,239,728
Anheuser-Busch InBev NV	225,565	8,166,025
Avery Dennison Corp.	370,100	9,504,168
Bristol-Myers Squibb Company	671,725	13,642,735
Fortune Brands, Inc.	564,000	19,593,360
H & R Block, Inc.	165,000	2,842,950
Hershey Company	755,600	27,201,600
Johnson & Johnson	282,000	16,017,600
Kimberly-Clark Corp.	225,600	11,828,208
Kraft Foods, Inc., Class A	531,775	13,475,178
McCormick & Company, Inc.	231,300	7,524,189
Merck & Company, Inc.	632,050	17,672,118
WellPoint, Inc. *	173,400	8,824,326

The accompanying notes are an integral part of the financial statements.

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Wyeth	580,900	$26,367,051

		198,747,136

Energy - 16.20%
Anadarko Petroleum Corp.	336,700	15,282,813
BJ Services Company	292,325	3,984,390
BP PLC, SADR	423,075	20,172,216
Chevron Corp.	676,900	44,844,625
ConocoPhillips Company	135,500	5,699,130
CONSOL Energy, Inc.	164,900	5,600,004
Duke Energy Corp.	802,500	11,708,475
Entergy Corp.	180,500	13,992,360
Exxon Mobil Corp.	676,900	47,322,079
Murphy Oil Corp.	420,900	22,863,288
Royal Dutch Shell PLC, ADR	643,700	32,307,303
Schlumberger, Ltd.	364,700	19,733,917
Spectra Energy Corp.	393,150	6,652,098
Sunoco, Inc.	321,800	7,465,760

		257,628,458

Financial - 19.88%
Allied Irish Banks PLC - London Exchange	18,097	43,488
Allied Irish Banks PLC, SADR	319,500	1,520,820
American Express Company	1,063,600	24,718,064
Bank of America Corp.	2,828,493	37,336,108
Bank of New York Mellon Corp.	783,700	22,970,247
Capital One Financial Corp.	387,175	8,471,389
Chubb Corp.	167,900	6,695,852
Federal National Mortgage Association	449,759	260,860
JPMorgan Chase & Company	1,679,275	57,280,069
KeyCorp	948,400	4,969,616
Legg Mason, Inc. (a)	212,802	5,188,113
Lincoln National Corp.	668,000	11,496,280
Marsh & McLennan Companies, Inc.	902,500	18,167,325
Marshall & Ilsley Corp.	394,800	1,895,040
Progressive Corp. *	520,300	7,861,733
SLM Corp. *	1,069,000	10,978,630
SunTrust Banks, Inc.	620,400	10,205,580
The Goldman Sachs Group, Inc.	151,100	22,278,184
The Travelers Companies, Inc.	201,500	8,269,560
U.S. Bancorp (a)	1,271,600	22,787,072
UBS AG *	7,350	89,744
UBS AG *	444,200	5,434,670
Wells Fargo & Company	1,119,500	27,159,070

		316,077,514

Industrial - 11.80%
3M Company	419,800	25,229,980
Black & Decker Corp.	144,500	4,141,370
Boeing Company	366,600	15,580,500
Cooper Industries, Ltd., Class A	279,900	8,690,895
Deere & Company	391,800	15,652,410
Eaton Corp.	115,600	5,156,916
General Electric Company	2,989,400	35,035,768
Honeywell International, Inc.	375,700	11,796,980
Illinois Tool Works, Inc. (a)	564,000	21,059,760
Masco Corp.	881,900	8,448,602
Norfolk Southern Corp.	36,800	1,386,256
Pall Corp.	86,600	$2,300,096
United Parcel Service, Inc., Class B	328,100	16,401,719
USG Corp. * (a)	363,000	3,655,410
Vulcan Materials Company (a)	301,900	13,011,890

		187,548,552

Technology - 5.08%
Analog Devices, Inc.	587,800	14,565,684
Applied Materials, Inc.	491,400	5,390,658
Computer Sciences Corp. *	335,824	14,877,003
Dell, Inc. *	854,225	11,728,510
Intel Corp.	566,700	9,378,885
Microsoft Corp.	1,043,525	24,804,589

		80,745,329

Utilities - 5.08%
CenterPoint Energy, Inc.	112,200	1,243,176
Constellation Energy Group, Inc.	288,900	7,678,962
FirstEnergy Corp.	172,300	6,676,625
NiSource, Inc.	994,900	11,600,534
NRG Energy, Inc. *	145,900	3,787,564
PG&E Corp.	290,300	11,159,132
Pinnacle West Capital Corp.	290,200	8,749,530
Progress Energy, Inc.	373,900	14,144,637
Teco Energy, Inc. (a)	250,300	2,986,079
Xcel Energy, Inc.	693,800	12,772,858

		80,799,097

TOTAL COMMON STOCKS (Cost $1,808,802,381)		$1,529,703,873

CONVERTIBLE BONDS - 0.50%
Consumer, Cyclical - 0.50%
Ford Motor Company 4.25% due 12/15/2036	9,445,000	7,981,025

TOTAL CONVERTIBLE BONDS (Cost $5,206,723)		$7,981,025

SHORT TERM INVESTMENTS - 8.01%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$7,755,950	$77,643,267
T. Rowe Price Reserve Investment Fund, 0.3922%	49,739,125	49,739,125

TOTAL SHORT TERM INVESTMENTS
(Cost $127,339,948)		$127,382,392

The accompanying notes are an integral part of the financial statements.

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at
0.01% to be repurchased at
$1,005,000 on 07/01/2009,
collateralized by $965,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $1,026,519,
including interest)	$1,005,000	$1,005,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,005,000)		$1,005,000

Total Investments (Equity-Income Trust)
(Cost $1,942,354,052) - 104.78%		$1,666,072,290
Other assets and liabilities, net - (4.78)%		(76,043,318)

TOTAL NET ASSETS - 100.00%		$1,590,028,972

Financial Services Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.09%
Consumer, Non-cyclical - 11.14%
Companhia Brasileira de Meios de Pagamento *	29,700	$255,394
Dun & Bradstreet Corp.	36,600	2,972,286
H & R Block, Inc.	60,000	1,033,800
Moody’s Corp.	140,500	3,702,175
Visa, Inc.	27,900	1,737,054

		9,700,709

Energy - 4.90%
Canadian Natural Resources, Ltd.	81,300	4,267,437

Financial - 79.24%
ACE, Ltd.	30,900	1,366,707
American Express Company	299,800	6,967,352
Ameriprise Financial, Inc.	58,440	1,418,339
Bank of America Corp.	21,599	285,107
Bank of New York Mellon Corp.	144,600	4,238,226
Brookfield Asset Management, Inc.	120,400	2,055,228
Charles Schwab Corp.	21,700	380,618
China Life Insurance Company, Ltd., SADR (a)	45,564	2,526,068
Everest Re Group, Ltd.	36,300	2,597,991
FPIC Insurance Group, Inc. *	29,734	910,455
ICICI Bank, Ltd., SADR	25,800	761,100
JPMorgan Chase & Company	24,148	823,688
Julius Baer Holding AG	115,800	4,515,037
Loews Corp.	217,600	5,962,240
Markel Corp. *	12,000	3,380,400
Oaktree Capital Group LLC *	164,700	3,294,000
Progressive Corp. *	189,600	2,864,856
RHJ International *	77,325	494,459
State Bank of India, GDR	73,118	5,191,923
T. Rowe Price Group, Inc. (a)	7,300	304,191
The First Marblehead Corp. * (a)	233,650	471,973
The Goldman Sachs Group, Inc.	24,070	3,548,881
Transatlantic Holdings, Inc.	215,818	9,351,395
Wells Fargo & Company	217,400	$5,274,124

		68,984,358

Industrial - 2.81%
Sealed Air Corp.	132,300	2,440,935

TOTAL COMMON STOCKS (Cost $103,413,005)		$85,393,439

SHORT TERM INVESTMENTS - 5.71%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$286,121	$2,864,297
Societe Generale North America, Inc. 0.10% due 07/01/2009	2,107,000	2,107,000

TOTAL SHORT TERM INVESTMENTS
(Cost $4,969,677)		$4,971,297

Total Investments (Financial Services Trust) (Cost $108,382,682) - 103.80%		$90,364,736
Other assets and liabilities, net - (3.80)%		(3,310,616)

TOTAL NET ASSETS - 100.00%		$87,054,120

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Global (Templeton) (h)	35,844,742	$401,819,562
Income (Templeton) (h)	44,919,074	403,822,479
Mutual Shares (Templeton) (h)	53,712,453	400,694,902

TOTAL INVESTMENT COMPANIES (Cost $1,725,184,242)		$1,206,336,943

Total Investments (Franklin Templeton Founding Allocation		$1,206,336,943
Trust) (Cost $1,725,184,242) - 100.01%
Other assets and liabilities, net - (0.01)%		(141,803)

TOTAL NET ASSETS - 100.00%		$1,206,195,140

Fundamental Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.76%
Basic Materials - 2.27%
BHP Billiton PLC	289,520	$6,539,684
Monsanto Company	110,890	8,243,563
Potash Corp. of Saskatchewan, Inc.	39,191	3,646,722
Rio Tinto PLC *	54,164	1,826,767
Rio Tinto PLC	103,170	3,591,670
Sino-Forest Corp. *	976,820	10,413,591

		34,261,997

Communications - 7.04%
Amazon.com, Inc. *	89,821	7,514,425
Cisco Systems, Inc. *	535,668	9,984,852
Comcast Corp., Class A	1,836,434	25,893,719

The accompanying notes are an integral part of the financial statements.

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Google, Inc., Class A *	52,380	$22,082,884
Grupo Televisa SA, SADR	852,120	14,486,040
Liberty Media Corp. - Entertainment, Series A *	296,760	7,938,330
Liberty Media Corp. - Interactive A *	372,945	1,868,454
News Corp., Class A	1,832,370	16,692,891

		106,461,595

Consumer, Cyclical - 10.02%
Bed Bath & Beyond, Inc. *	566,230	17,411,573
CarMax, Inc. *	414,100	6,087,270
Costco Wholesale Corp.	1,325,231	60,563,057
CVS Caremark Corp.	1,160,797	36,994,600
Harley-Davidson, Inc. (a)	740,478	12,003,148
Hunter Douglas NV (a)	68,688	2,807,504
PACCAR, Inc.	142,070	4,618,696
Walt Disney Company	473,400	11,044,422

		151,530,270

Consumer, Non-cyclical - 19.18%
Becton, Dickinson & Company	155,400	11,081,574
Cardinal Health, Inc.	346,628	10,589,485
Cosco Pacific, Ltd.	2,968,785	3,320,308
Diageo PLC, SADR	429,102	24,566,089
Dun & Bradstreet Corp.	82,305	6,683,989
Express Scripts, Inc. *	264,750	18,201,563
H & R Block, Inc.	571,402	9,845,256
Heineken Holding NV (a)	485,110	15,433,623
Hershey Company	106,657	3,839,652
Iron Mountain, Inc. *	1,154,611	33,195,066
Johnson & Johnson	428,220	24,322,896
Laboratory Corp. of America Holdings *	61,000	4,135,190
Merck & Company, Inc.	485,200	13,566,192
Moody’s Corp.	491,259	12,944,675
Pfizer, Inc.	867,900	13,018,500
Philip Morris International, Inc.	320,037	13,960,014
Procter & Gamble Company	427,740	21,857,514
Schering-Plough Corp.	1,112,680	27,950,522
The Coca-Cola Company	105,200	5,048,548
UnitedHealth Group, Inc.	512,045	12,790,884
Visa, Inc.	61,630	3,837,084

		290,188,624

Diversified - 0.95%
China Merchants Holdings International Company, Ltd.	5,025,381	14,351,402
Energy - 16.24%
Canadian Natural Resources, Ltd.	595,155	31,239,686
China Coal Energy Company, Series H	8,825,500	10,672,094
ConocoPhillips Company	670,686	28,209,053
Devon Energy Corp.	801,061	43,657,824
EOG Resources, Inc.	634,642	43,104,885
Occidental Petroleum Corp.	1,093,938	71,992,060
OGX Petroleo e Gas Participacoes SA	7,100	3,620,402
Transocean, Ltd. *	177,972	13,221,540

		245,717,544

Financial - 27.26%
American Express Company	1,756,869	40,829,636
American International Group, Inc. (a)	880,317	$1,021,168
Ameriprise Financial, Inc.	357,937	8,687,131
Bank of New York Mellon Corp.	1,051,902	30,831,248
Berkshire Hathaway, Inc., Class A *	867	78,030,000
Brookfield Asset Management, Inc.	381,180	6,506,743
Hang Lung Group, Ltd.	2,179,100	10,299,585
Hartford Financial Services Group, Inc.	327,920	3,892,410
JPMorgan Chase & Company	1,190,208	40,597,995
Julius Baer Holding AG	692,700	27,008,343
Loews Corp.	1,264,527	34,648,040
Markel Corp. *	4,723	1,330,469
NIPPONKOA Insurance Company, Ltd.	270,200	1,567,214
Principal Financial Group, Inc.	141,528	2,666,387
Progressive Corp. *	2,131,484	32,206,723
Sun Life Financial, Inc. (a)	92,409	2,487,650
The Goldman Sachs Group, Inc.	63,200	9,318,208
Transatlantic Holdings, Inc.	392,759	17,018,247
Wells Fargo & Company	2,614,426	63,425,975

		412,373,172

Industrial - 5.77%
ABB, Ltd., SADR	347,690	5,486,548
China Shipping Development Company, Ltd.,
Class H	3,821,300	4,875,269
Garmin, Ltd.	99,400	2,367,708
Kuehne & Nagel International AG (a)	94,425	7,412,394
Martin Marietta Materials, Inc. (a)	103,421	8,157,849
Sealed Air Corp.	1,687,675	31,137,604
Tyco International, Ltd. *	434,244	11,281,659
United Parcel Service, Inc., Class B	160,138	8,005,299
Vulcan Materials Company (a)	198,810	8,568,711

		87,293,041

Technology - 6.81%
Activision Blizzard, Inc. *	678,400	8,568,192
Agilent Technologies, Inc. *	747,980	15,191,474
Hewlett-Packard Company	545,266	21,074,531
Microsoft Corp.	1,188,254	28,244,797
Texas Instruments, Inc.	1,405,510	29,937,363

		103,016,357

Utilities - 0.22%
AES Corp. *	280,820	3,260,320

TOTAL COMMON STOCKS (Cost $1,750,904,700)		$1,448,454,322

CONVERTIBLE BONDS - 0.43%
Basic Materials - 0.18%
Sino-Forest Corp. 5.00% due 08/01/2013 (g)	3,244,100	2,676,383
Communications - 0.25%
Level 3 Communications, Inc.
10.00% due 05/01/2011	2,000,000	1,917,500
15.00% due 01/15/2013	1,600,000	1,898,000

		3,815,500

TOTAL CONVERTIBLE BONDS (Cost $6,844,100)		$6,491,883

The accompanying notes are an integral part of the financial statements.

99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS - 0.96%
Consumer, Cyclical - 0.63%
Harley-Davidson, Inc. 15.00% due 02/01/2014	$9,000,000	$9,480,573
Industrial - 0.33%
Sealed Air Corp. 12.00% due 02/14/2014 (g)	5,000,000	5,022,670

TOTAL CORPORATE BONDS (Cost $14,000,000)		$14,503,243

SHORT TERM INVESTMENTS - 4.91%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$2,846,488	$28,495,619
Societe Generale North America, Inc. 0.01% due 07/01/2009	45,796,000	45,796,000

TOTAL SHORT TERM INVESTMENTS
(Cost $74,277,109)		$74,291,619

Total Investments (Fundamental Value Trust)
(Cost $1,846,025,909) - 102.06%		$1,543,741,067
Other assets and liabilities, net - (2.06)%		(31,103,476)

TOTAL NET ASSETS - 100.00%		$1,512,637,591

Global Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.96%
Australia - 0.32%
Brambles, Ltd.	397,937	$1,903,730
Austria - 0.80%
Telekom Austria AG	300,000	4,693,915
Bermuda - 2.33%
Accenture, Ltd., Class A	407,760	13,643,650
Brazil - 0.28%
Empresa Brasileira de Aeronautica SA, ADR *	100,480	1,663,949
Cayman Islands - 0.80%
Seagate Technology	445,270	4,657,524
China - 0.64%
China Telecom Corp., Ltd. ADR (a)	54,470	2,710,427
Shanghai Electric Group Company, Ltd.	2,388,000	1,025,726

		3,736,153

Finland - 0.35%
UPM-Kymmene Oyj	234,340	2,042,358
France - 7.11%
Accor SA	37,790	1,502,737
Compagnie Generale des Etablissements Michelin, Class B (a)	54,920	3,138,902
France Telecom SA (a)	344,790	7,833,702
Sanofi-Aventis SA	186,980	10,996,516
Total SA	198,780	10,766,352
Vivendi SA	307,820	7,373,610

		41,611,819
Germany - 5.39%
Bayerische Motoren Werke (BMW) AG	147,950	$5,587,640
Deutsche Post AG	305,820	3,997,148
Merck KGaA	41,400	4,220,736
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	32,200	4,354,877
SAP AG	121,060	4,880,637
Siemens AG	122,330	8,468,955

		31,509,993

Hong Kong - 1.21%
Cheung Kong Holdings, Ltd.	305,000	3,488,736
Swire Pacific, Ltd., Class A	358,300	3,568,500

		7,057,236

India - 0.43%
ICICI Bank, Ltd., SADR	85,890	2,533,755

Ireland - 0.73%
CRH PLC - Dublin Exchange	22,110	505,583
CRH PLC	163,443	3,747,118

		4,252,701

Italy - 2.69%
Eni SpA	305,820	7,254,921
Intesa Sanpaolo SpA *	1,550,000	5,025,365
UniCredit Italiano SpA *	1,338,946	3,430,334

		15,710,620

Japan - 3.06%
Fuji Photo Film Company, Ltd.	108,500	3,423,000
Konica Minolta Holdings, Inc.	326,000	3,387,403
Mitsubishi UFJ Financial Group, Inc.	406,855	2,501,016
Nintendo Company, Ltd.	6,120	1,684,249
Toyota Motor Corp.	125,990	4,762,963
USS Company, Ltd.	41,370	2,122,652

		17,881,283

Netherlands - 3.21%
ING Groep NV	316,820	3,188,824
Koninklijke (Royal) Philips Electronics NV	208,980	3,864,314
Randstad Holdings NV *	116,230	3,226,307
Reed Elsevier NV	305,375	3,367,768
Royal Dutch Shell PLC, A Shares	98,718	2,465,059
SBM Offshore NV	153,949	2,637,034

		18,749,306

Norway - 0.51%
Aker Kvaerner ASA	154,590	1,284,389
StatoilHydro ASA	84,690	1,672,960

		2,957,349

Russia - 0.43%
Gazprom OAO, SADR, Ordinary Shares	75,000	1,528,274
Gazprom OAO, SADR	47,800	967,950

		2,496,224

Singapore - 2.32%
DBS Group Holdings, Ltd.	281,000	2,280,455
Flextronics International, Ltd. *	636,680	2,616,755
Singapore Telecommunications, Ltd.	4,213,000	8,693,667

		13,590,877

The accompanying notes are an integral part of the financial statements.

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea - 3.08%
Hyundai Motor Company, Ltd.	75,000	$4,346,982
KB Financial Group, Inc., ADR *	65,000	2,165,150
KT Corp.	41,420	1,193,613
Samsung Electronics Company, Ltd.	22,240	10,299,854

		18,005,599
Spain - 1.18%
Industria de Diseno Textil SA	39,730	1,909,320
Telefonica SA	221,280	5,017,521

		6,926,841
Sweden - 0.81%
Ericsson (LM), Series B	204,314	1,998,448
Svenska Cellulosa AB, B Shares	263,090	2,768,593

		4,767,041
Switzerland - 5.99%
Adecco SA	70,540	2,945,788
Lonza Group AG (a)	13,320	1,322,875
Nestle SA	64,430	2,431,662
Novartis AG	203,880	8,283,332
Roche Holdings AG - Genusschein	45,410	6,177,974
Tyco Electronics, Ltd. *	305,820	5,685,194
Tyco International, Ltd. *	244,660	6,356,267
UBS AG *	150,000	1,835,211

		35,038,303
Taiwan - 1.68%
Lite-On Technology Corp.	1,689,692	1,460,652
Taiwan Semiconductor Manufacturing Company, Ltd.	5,054,830	8,396,761

		9,857,413
Turkey - 0.40%
Turkcell Iletisim Hizmetleri AS, ADR	167,800	2,325,708
United Kingdom - 13.63%
Aviva PLC	1,019,610	5,761,758
BAE Systems PLC	423,280	2,362,762
BG Group PLC	157,960	2,654,035
BP PLC	1,150,340	9,102,819
British Sky Broadcasting Group PLC	582,516	4,369,885
Compass Group PLC	674,830	3,802,657
GlaxoSmithKline PLC	512,460	9,024,196
HSBC Holdings PLC	550,000	4,608,834
Kingfisher PLC	1,682,040	4,931,017
Pearson PLC	407,760	4,095,777
Premier Foods PLC	5,301,525	3,211,604
Royal Dutch Shell PLC, B Shares	203,880	5,147,228
Standard Life PLC	700,000	2,143,466
Tesco PLC	569,130	3,317,241
Vodafone Group PLC	4,623,360	8,936,830
Wolseley PLC *	328,588	6,281,794

		79,751,903
United States - 34.58%
Abbott Laboratories	62,520	2,940,941
ACE, Ltd.	82,725	3,658,927
Alcoa, Inc.	333,000	3,439,890
American Express Company	148,070	3,441,147
Amgen, Inc. *	326,210	$17,269,557
AT&T, Inc.	58,780	1,460,095
Bank of New York Mellon Corp.	36,270	1,063,074
Boston Scientific Corp. *	733,980	7,442,557
Bristol-Myers Squibb Company	131,150	2,663,656
Chevron Corp.	22,720	1,505,200
Chico’s FAS, Inc. *	650,000	6,324,500
Cisco Systems, Inc. *	327,080	6,096,771
Comcast Corp., Class A	626,520	8,833,932
Covidien PLC *	252,400	9,449,856
CVS Caremark Corp.	39,530	1,259,821
El Paso Corp.	403,350	3,722,921
Expedia, Inc. *	200,830	3,034,541
FedEx Corp.	47,310	2,631,382
General Electric Company	327,790	3,841,699
Halliburton Company	109,700	2,270,790
Harley-Davidson, Inc.	101,940	1,652,447
Home Depot, Inc.	77,710	1,836,287
JPMorgan Chase & Company	35,670	1,216,704
Merck & Company, Inc. (a)	126,430	3,534,983
Microsoft Corp.	600,000	14,262,000
News Corp., Class A	849,160	7,735,848
Oracle Corp.	845,940	18,120,035
Pfizer, Inc. (a)	662,620	9,939,300
Pitney Bowes, Inc.	80,000	1,754,400
Progressive Corp. *	356,390	5,385,053
Quest Diagnostics, Inc.	142,710	8,053,125
Sprint Nextel Corp. *	1,019,420	4,903,410
Target Corp.	82,040	3,238,119
Time Warner Cable, Inc. *	72,972	2,311,023
Time Warner, Inc.	182,433	4,595,487
Torchmark Corp.	68,900	2,552,056
United Parcel Service, Inc., Class B	152,910	7,643,971
Vale SA, SADR	130,750	2,007,013
Viacom, Inc., Class B *	227,000	5,152,900
Walt Disney Company	170,960	3,988,497

		202,233,915

TOTAL COMMON STOCKS (Cost $772,553,775)		$549,599,165

SHORT TERM INVESTMENTS - 9.24%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,665,545	$16,673,438
Paribas Corp. 0.125% due 07/01/2009	20,000,000	20,000,000

The accompanying notes are an integral part of the financial statements.

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS (continued)
Paribas Corp. (continued) 0.20% due 07/01/2009	$17,340,000	$17,340,000

TOTAL SHORT TERM INVESTMENTS (Cost $54,007,119)		$54,013,438

Total Investments (Global Trust) (Cost $826,560,894) - 103.20%		$603,612,603
Other assets and liabilities, net - (3.20)%		(18,707,470)

TOTAL NET ASSETS - 100.00%		$584,905,133

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Pharmaceuticals	8.46%
Software	6.37%
Telecommunications Equipment & Services	5.50%
International Oil	5.09%
Insurance	4.62%

Global Allocation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 64.24%
Australia - 1.25%
AMP, Ltd.	69,198	$271,138
BHP Billiton, Ltd.	23,010	630,645
Incitec Pivot, Ltd.	101,576	193,289
Orica, Ltd.	34,353	598,036
Qantas Airways, Ltd.	233,998	377,477
QBE Insurance Group, Ltd.	20,000	319,116

		2,389,701
Austria - 0.34%
Telekom Austria AG	41,413	647,964
Belgium - 0.44%
Anheuser-Busch InBev NV	17,460	632,096
Colruyt SA	913	208,353

		840,449
Bermuda - 0.13%
SeaDrill, Ltd., GDR	17,800	255,767
Brazil - 0.20%
BM&F BOVESPA SA	45,000	270,528
Itau Unibanco Holding SA	7,300	115,559

		386,087
Canada - 1.19%
EnCana Corp.	13,500	669,342
Kinross Gold Corp.	6,500	118,471
Potash Corp. of Saskatchewan, Inc.	1,900	176,795
Teck Cominco, Ltd. *	3,800	60,603
Toronto Dominion Bank Ontario	12,700	656,100
Trans-Canada Corp.	22,200	597,777

		2,279,088
Cayman Islands - 0.30%
Seagate Technology	54,100	$565,886
China - 0.29%
China Life Insurance Company, Ltd.	24,000	89,238
China Zhongwang Holdings, Ltd. *	173,200	238,232
Industrial & Commercial Bank of China, Ltd.	325,000	226,121

		553,591
Denmark - 0.20%
Novo Nordisk AS	3,841	208,766
Vestas Wind Systems AS *	2,469	177,491

		386,257
Finland - 0.38%
Nokia AB Oyj	50,286	733,857
France - 2.24%
Alstom SA (a)	2,104	124,528
BNP Paribas SA (a)	16,199	1,051,215
Cie Generale de Geophysique-Veritas *	10,579	190,980
GDF Suez	10,793	403,202
Nexans SA	2,739	146,007
Societe Generale (a)	6,193	337,887
Technip SA	5,948	292,374
Total SA, SADR	12,900	699,567
Total SA	17,354	939,930
Veolia Environnement SA	3,471	102,543

		4,288,233
Germany - 2.45%
BASF SE	3,693	147,301
Bayer AG	13,145	705,834
Daimler AG	19,004	687,602
Deutsche Boerse AG	2,059	160,033
E.ON AG	30,340	1,076,898
GEA Group AG	9,575	145,252
MAN AG	4,778	293,867
Metro AG	14,975	715,844
Muenchener Rueckversicherungs- Gesellschaft AG (MunichRe)	4,225	571,409
Solarworld AG (a)	3,378	79,771
United Internet AG *	9,380	110,181

		4,693,992
Greece - 0.27%
National Bank of Greece SA *	13,406	367,300
Public Power Corp. SA *	6,936	142,752

		510,052
Hong Kong - 1.16%
Bank of East Asia, Ltd.	155,500	471,753
Belle International Holdings, Ltd., GDR	289,000	250,371
China Resources Land, Ltd.	106,000	233,921
China South Locomotive and Rolling Stock Corp.	323,000	190,418
Hong Kong Exchanges & Clearing, Ltd.	17,300	268,622
New World Development Company, Ltd.	231,000	414,593
Shangri-La Asia, Ltd.	90,000	133,416
Sun Hung Kai Properties, Ltd.	21,000	262,199

		2,225,293

The accompanying notes are an integral part of the financial statements.

102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India - 0.23%
ICICI Bank, Ltd., SADR	15,000	$442,500
Ireland - 0.50%
CRH PLC - London Exchange	15,011	343,252
CRH PLC	11,355	260,327
Elan Corp. PLC, SADR *	17,400	110,838
Ryanair Holdings PLC, SADR *	8,600	244,154

		958,571
Italy - 0.15%
Intesa Sanpaolo SpA *	23,477	76,117
Saipem SpA	8,761	213,860

		289,977
Japan - 7.12%
Asahi Glass Company, Ltd.	32,000	255,369
Canon, Inc.	34,200	1,113,106
Fanuc, Ltd.	2,900	231,393
Fast Retailing Company, Ltd.	1,500	195,367
Honda Motor Company, Ltd.	20,600	564,051
Hosiden Corp.	6,200	78,514
Ibiden Company, Ltd.	2,800	78,216
Japan Tobacco, Inc.	304	947,555
Kao Corp.	22,000	479,453
Komatsu, Ltd.	13,100	201,049
Kuraray Company, Ltd.	32,500	360,254
Mitsubishi Corp.	58,000	1,065,181
Mitsubishi UFJ Financial Group, Inc.	34,100	209,619
Mitsui Fudosan Company, Ltd.	48,000	831,592
Mitsui O.S.K. Lines, Ltd.	66,000	425,791
Mitsui Sumitomo Insurance Group Holdings, Inc.	15,800	412,016
Mizuho Financial Group, Inc.	25,400	59,075
Nintendo Company, Ltd.	2,700	743,051
Nippon Electric Glass Company, Ltd.	32,000	356,696
Nippon Steel Corp.	28,000	106,785
Nissan Motor Company, Ltd.	80,400	485,394
Nomura Holdings, Inc.	147,400	1,234,934
NTT DoCoMo, Inc.	259	378,278
Shin-Etsu Chemical Company, Ltd.	16,000	738,964
Sumitomo Mitsui Financial Group, Inc.	19,500	788,549
Takeda Pharmaceutical Company, Ltd.	1,600	62,171
THK Company, Ltd.	32,400	483,111
Tokyu Land Corp.	51,000	230,370
Toyota Motor Corp.	13,900	525,480

		13,641,384
Luxembourg - 0.30%
ArcelorMittal	17,607	578,243
Netherlands - 1.28%
Akzo Nobel NV	8,869	390,281
ASML Holding NV	29,690	643,983
ING Groep NV	58,826	592,089
Koninklijke Philips Electronics NV	14,000	257,880
Reed Elsevier NV	23,478	258,923
TomTom NV *	24,514	298,109

		2,441,265
Norway - 0.56%
Petroleum Geo-Services ASA *	46,800	$291,836
Subsea 7, Inc. *	14,400	147,620
Telenor ASA *	81,400	628,395

		1,067,851
Russia - 0.28%
Gazprom OAO, SADR	26,733	544,738
Singapore - 1.05%
Capitaland, Ltd.	162,500	412,715
DBS Group Holdings, Ltd.	52,000	422,006
Golden Agri-Resources, Ltd.	665,000	173,971
Jardine Matheson Holdings, Ltd.	11,600	317,362
Olam International, Ltd.	407,000	680,518

		2,006,572
Spain - 0.93%
Banco Santander Central Hispano SA	24,004	289,680
Gamesa Corporacion Tecnologica SA	4,546	86,304
Iberdrola SA	21,425	174,243
Industria de Diseno Textil SA	12,458	598,699
Red Electrica De Espana	3,230	146,138
Tecnicas Reunidas SA	2,424	114,392
Telefonica SA	16,210	367,561

		1,777,017
Sweden - 0.06%
Ericsson (LM), Series B	12,442	121,698
Switzerland - 2.64%
Adecco SA	13,291	555,039
Alcon, Inc.	4,100	476,092
Credit Suisse Group AG	11,495	524,743
Julius Baer Holding AG	5,789	225,713
Nestle SA	10,700	403,830
Nobel Biocare Holding AG, Series BR	22,323	489,364
Roche Holdings AG - Genusschein	10,333	1,405,792
Swatch Group AG (a)	6,867	225,160
Syngenta AG	686	159,299
Synthes AG	3,312	320,604
Zurich Financial Services AG	1,487	263,214

		5,048,850
United Kingdom - 5.75%
Anglo American PLC	7,251	211,589
AstraZeneca Group PLC	3,870	170,425
Autonomy Corp. PLC *	9,847	233,321
BAE Systems PLC	55,182	308,028
Barclays PLC	177,085	824,814
BG Group PLC	22,903	384,815
BP PLC	61,466	486,390
British Land Company PLC	39,425	248,644
British Sky Broadcasting Group PLC	102,141	766,236
Cobham PLC	100,422	286,430
Compass Group PLC	23,643	133,228
Home Retail Group PLC	81,920	351,344
HSBC Holdings PLC	28,006	232,495
Imperial Tobacco Group PLC	20,139	523,800
International Power PLC	29,535	115,958
John Wood Group PLC	16,607	73,210

The accompanying notes are an integral part of the financial statements.

103

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Kingfisher PLC	103,810	$304,326
Man Group PLC, ADR	101,302	464,961
Prudential PLC	64,789	440,848
Reckitt Benckiser PLC	5,563	253,529
Resolution, Ltd. *	94,507	138,628
Rio Tinto PLC *	9,193	310,049
Rio Tinto PLC	17,511	609,613
Standard Chartered PLC	15,694	295,590
The Sage Group PLC	173,582	509,784
Tullow Oil PLC	29,167	451,249
Vodafone Group PLC	691,552	1,336,751
Wolseley PLC *	19,264	368,280
Xstrata PLC	16,865	186,003

		11,020,338
United States - 32.55%
ACE, Ltd.	10,900	482,107
Adobe Systems, Inc. *	6,700	189,610
AFLAC, Inc.	14,600	453,914
Allergan, Inc.	28,100	1,336,998
Amazon.com, Inc. *	4,600	384,836
American Electric Power Company, Inc.	31,500	910,035
American Tower Corp., Class A *	5,000	157,650
Amgen, Inc. *	13,500	714,690
Anadarko Petroleum Corp.	15,700	712,623
Apple, Inc. *	13,100	1,865,833
AT&T, Inc.	35,400	879,336
Avon Products, Inc.	16,400	422,792
Baker Hughes, Inc.	22,300	812,612
Bank of New York Mellon Corp.	28,901	847,088
Baxter International, Inc.	2,100	111,216
BlackRock, Inc.	1,000	175,420
BorgWarner, Inc. (a)	16,500	563,475
Broadcom Corp., Class A *	29,000	718,910
Burlington Northern Santa Fe Corp.	10,700	786,878
Carnival Corp.	28,000	721,560
Chevron Corp.	18,600	1,232,250
Cisco Systems, Inc. *	18,100	337,384
City National Corp. (a)	7,100	261,493
CME Group, Inc.	1,000	311,110
Coach, Inc.	17,100	459,648
Colgate-Palmolive Company	3,400	240,516
Comcast Corp., Class A	89,400	1,295,406
Covidien PLC *	38,800	1,452,672
DaVita, Inc. *	3,900	192,894
DeVry, Inc.	3,200	160,128
Discover Financial Services	72,350	743,034
Dynegy, Inc., Class A *	45,300	102,831
Ecolab, Inc.	3,000	116,970
EOG Resources, Inc.	5,600	380,352
Estee Lauder Companies, Inc., Class A	13,100	427,977
Exelon Corp.	25,400	1,300,734
Expeditors International of Washington, Inc.	1,900	63,346
Express Scripts, Inc. *	3,800	261,250
Exxon Mobil Corp.	2,600	181,766
FedEx Corp.	18,700	1,040,094
Fortune Brands, Inc.	22,500	781,650
General Dynamics Corp.	21,800	$1,207,502
General Electric Company	115,900	1,358,348
Genzyme Corp. *	13,200	734,844
Google, Inc., Class A *	1,200	505,908
Halliburton Company	28,900	598,230
Hess Corp.	13,600	731,000
Hewlett-Packard Company	21,100	815,515
Home Depot, Inc.	6,600	155,958
Illinois Tool Works, Inc.	26,300	982,042
Intel Corp.	44,700	739,785
IntercontinentalExchange, Inc. *	2,600	297,024
International Game Technology	16,600	263,940
Interpublic Group of Companies, Inc. *	88,800	448,440
Intersil Corp., Class A	21,700	272,769
Intuit, Inc. *	14,300	402,688
J.C. Penney Company, Inc.	16,400	470,844
Johnson Controls, Inc.	37,900	823,188
JPMorgan Chase & Company	30,200	1,030,122
Kellogg Company	3,700	172,309
KLA-Tencor Corp.	14,900	376,225
Laboratory Corp. of America Holdings *	2,200	149,138
Macy’s, Inc.	40,300	473,928
Marathon Oil Corp.	23,600	711,068
Marvell Technology Group, Ltd. *	49,900	580,836
MasterCard, Inc., Class A	2,200	368,082
McDonald’s Corp.	3,600	206,964
Medco Health Solutions, Inc. *	14,900	679,589
Medtronic, Inc.	23,700	826,893
MetLife, Inc.	10,200	306,102
Microsoft Corp.	64,500	1,533,165
Millipore Corp. *	5,400	379,134
Monsanto Company	12,900	958,986
Morgan Stanley	37,700	1,074,827
National Semiconductor Corp.	20,100	252,255
Noble Corp.	12,200	369,050
Nortel Networks Corp. *	542	24
Omnicom Group, Inc.	20,100	634,758
Oracle Corp.	10,000	214,200
PACCAR, Inc.	29,450	957,419
Pall Corp.	18,500	491,360
Parker-Hannifin Corp.	2,300	98,808
Peabody Energy Corp.	27,000	814,320
Pepco Holdings, Inc.	13,300	178,752
PepsiCo, Inc.	21,700	1,192,632
Pfizer, Inc. (a)	91,000	1,365,000
Praxair, Inc.	4,000	284,280
Principal Financial Group, Inc.	30,200	568,968
QUALCOMM, Inc.	10,500	474,600
Ryder Systems, Inc.	13,800	385,296
Salesforce.com, Inc. * (a)	3,300	125,961
Schlumberger, Ltd.	2,600	140,686
Sempra Energy	13,400	665,042
Southwestern Energy Company *	6,200	240,870
Sprint Nextel Corp. *	131,695	633,453
Stryker Corp.	4,400	174,856
Suntech Power Holdings Company, Ltd., ADR * (a)	7,100	126,806

The accompanying notes are an integral part of the financial statements.

104

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)

		Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Sysco Corp.		16,300	$366,424
The Sherwin-Williams Company		3,900	209,625
Ultra Petroleum Corp. *		19,300	752,700
Union Pacific Corp.		6,300	327,978
United Technologies Corp.		2,900	150,684
UnitedHealth Group, Inc.		19,300	482,114
Vale SA		7,700	135,751
Viacom, Inc., Class B *		26,400	599,280
Visa, Inc.		7,300	454,498
VMware, Inc. Class A * (a)		29,200	796,284
Weatherford International, Ltd. *		7,400	144,744
Wells Fargo & Company		31,400	761,764
Williams Companies, Inc.		46,500	725,865
XTO Energy, Inc.		7,675	292,725
Zimmer Holdings, Inc. *		12,100	515,460

			62,331,773

TOTAL COMMON STOCKS (Cost $135,302,707)			$123,026,994

PREFERRED STOCKS - 0.22%
Germany - 0.22%
Henkel AG & Company KGaA (i)		13,241	413,708

TOTAL PREFERRED STOCKS (Cost $654,310)			$413,708

RIGHTS - 0.01%
Singapore - 0.01%
Golden Agri-Resources, Ltd. (Expiration Date 07/16/2009, Strike Price: SGD 0.18) *		113,050	15,610

TOTAL RIGHTS (Cost $0)			$15,610

U.S. TREASURY OBLIGATIONS - 14.52%
Treasury Inflation Protected
Securities (d) - 0.17%
1.375% due 07/15/2018		$341,133	330,686
U.S. Treasury Bonds - 0.43%
3.50% due 02/15/2039		690,000	596,636
8.125% due 08/15/2019		85,000	116,543
8.75% due 08/15/2020		80,000	114,600

			827,779
U.S. Treasury Notes - 13.92%
0.875% due 04/30/2011 to 05/31/2011		6,930,000	6,906,491
1.875% due 06/15/2012		180,000	181,309
2.25% due 05/31/2014		6,685,000	6,596,215
2.625% due 06/30/2014		1,680,000	1,685,258
3.125% due 05/15/2019		11,670,000	11,287,107

			26,656,380

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,662,864)			$27,814,845

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.02%
Federal Home Loan Bank - 0.05%
5.00% due 11/17/2017		100,000	107,023
Federal Home Loan Mortgage Corp. - 0.21%
2.50% due 04/23/2014		355,000	349,080
5.75% due 09/15/2010	EUR	35,000	$51,433

			400,513

Federal National Mortgage Association - 0.76%
2.75% due 03/13/2014		$630,000	628,652
2.875% due 12/11/2013		435,000	438,572
5.375% due 07/15/2016		115,000	127,826
5.625% due 07/15/2037		240,000	252,749

			1,447,799

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,956,939)			$1,955,335

FOREIGN GOVERNMENT OBLIGATIONS - 0.96%
Canada - 0.02%
Government of Canada 5.25% due 06/01/2012	CAD	45,000	42,399
France - 0.09%
Government of France
3.75% due 04/25/2021	EUR	100,000	137,395
4.00% due 04/25/2055		30,000	39,265

			176,660
Germany - 0.34%
Federal Republic of Germany
4.00% due 01/04/2037		155,000	209,157
4.00% due 01/04/2018		195,000	288,675
4.25% due 07/04/2017		50,000	75,245
4.50% due 01/04/2013		45,000	68,084

			641,161
Italy - 0.25%
Republic of Italy
3.75% due 08/01/2021		50,000	64,563
4.25% due 08/01/2013		237,000	348,940
4.50% due 02/01/2018		50,000	72,598

			486,101
Spain - 0.05%
Kingdom of Spain 5.75% due 07/30/2032		65,000	102,842
Sweden - 0.02%
Kingdom of Sweden 6.75% due 05/05/2014	SEK	190,000	29,156
United Kingdom - 0.19%
Government of United Kingdom
2.25% due 03/07/2014	GBP	95,000	150,042
4.25% due 03/07/2036		10,000	16,020
5.00% due 03/07/2012		40,000	70,463
8.00% due 06/07/2021		55,000	126,920

			363,445

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,832,415)			$1,841,764

The accompanying notes are an integral part of the financial statements.

105

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS - 0.42%
France - 0.03%
Compagnie de Financement Foncier, MTN 4.00% due 07/21/2011	EUR	40,000	$57,884
Germany - 0.13%
Hypothekenbank in Essen AG, Series E1LM 3.75% due 09/28/2012		40,000	57,713
Kreditanstalt fuer Wiederaufbau, Series E, MTN 4.625% due 10/12/2012		135,000	202,263

			259,976
Ireland - 0.03%
GE Capital European Funding, Series E, MTN 4.625% due 08/23/2010		40,000	57,186
Italy - 0.03%
Intesa Sanpaolo SpA, EMTN 6.375% due 04/06/2010		35,000	50,082
Netherlands - 0.06%
E.ON International Finance BV, EMTN 5.125% due 10/02/2012		40,000	59,799
Rabobank Nederland, EMTN 4.125% due 04/04/2012		35,000	51,101

			110,900
United Kingdom - 0.04%
Lloyds TSB Bank PLC, Series EMTN 6.75% due 10/24/2018	GBP	50,000	83,367
United States - 0.10%
Citibank NA, Series 1 1.50% due 07/12/2011		$145,000	145,375
Citigroup, Inc., Series E, MTN 5.50% due 11/18/2015	GBP	30,000	42,841
Washington Mutual Bank 5.50% due 01/15/2013 ^		$325,000	163

			188,379

TOTAL CORPORATE BONDS (Cost $1,113,409)			$807,774

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.82%
United States - 0.82%
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class C 6.349% due 06/11/2035		345,000	306,682
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4 5.431% due 10/15/2049		325,000	259,935
GS Mortgage Securities Corp., II, Series 2006-CC1, Class A 5.378% due 03/21/2046 (b)(g)		1,021,218	340,535
GS Mortgage Securities Corp., II, Series 2006-RR2, Class A1 5.6937% due 06/23/2046 (b)(g)		1,240,021	285,205
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4 5.399% due 05/15/2045		425,000	336,705
Washington Mutual, Inc., Series 2007-HY1, Class LB1 5.7711% due 02/25/2037 (b)		$998,500	$45,069

			1,574,131

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,353,345)			$1,574,131

SUPRANATIONAL OBLIGATIONS - 0.04%
Luxembourg - 0.04%
European Investment Bank, Series INTL 5.375% due 10/15/2012	EUR	50,000	76,463

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $73,589)			$76,463

INVESTMENT COMPANIES - 7.63%
United States - 7.63%
UBS Emerging Markets Equities Fund		353,961	8,883,387
UBS High Yield Fund		294,362	5,719,066

			14,602,453

TOTAL INVESTMENT COMPANIES (Cost $14,388,756)			$14,602,453

SHORT TERM INVESTMENTS - 1.86%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)		$356,197	$3,565,820

TOTAL SHORT TERM INVESTMENTS (Cost $3,563,787)			$3,565,820

REPURCHASE AGREEMENTS - 8.87%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at
0.01% to be repurchased at
$16,988,005 on 07/01/2009,
collateralized by $16,290,000
Federal Home Loan Bank, 5.50%
due 07/15/2036 (valued at
$17,328,488, including interest)		$16,988,000	$16,988,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,988,000)			$16,988,000

Total Investments (Global Allocation Trust) (Cost $207,890,121) - 100.61%			$192,682,897
Other assets and liabilities, net - (0.61)%			(1,160,407)

TOTAL NET ASSETS - 100.00%			$191,522,490

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Financial Services	4.47%
Banking	4.13%
Computers & Business Equipment	2.51%
Insurance	2.49%
International Oil	2.39%

The accompanying notes are an integral part of the financial statements.

106

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.61%
Australia - 5.91%
CFS Gandel Retail Trust	51,585	$68,200
Charter Hall Group, Ltd	8,111	3,378
Commonwealth Property Office Fund, Ltd.	11,463	7,624
Dexus Property Group, REIT	121,896	73,076
General Property Trust, Ltd.	229,999	89,772
ING Office Fund	47,542	17,482
ING Office Fund *	33,281	12,336
Lend Lease Corp.	643	3,622
Macquarie CountryWide Trust	35,572	15,453
Macquarie Goodman Group, Ltd.	66,183	19,411
Macquarie Leisure Trust Group	4,915	5,591
Macquarie Leisure Trust Group *	997	1,137
Macquarie Office Trust	123,945	20,812
Mirvac Group, Ltd.	84,436	72,771
Stockland Company, Ltd.	45,570	116,847
Westfield Group	46,625	424,681

		952,193
Canada - 2.27%
Allied Properties Real Estate Investment Trust *	3,600	45,652
Boardwalk Real Estate Investment Trust	3,800	106,831
Extendicare Real Estate Investment Trust	7,650	41,106
RioCan Real Estate Investment Trust	13,100	172,091

		365,680
France - 4.30%
Fonciere Des Regions (a)	799	60,119
Klepierre SA (a)	2,500	64,485
Unibail-Rodamco SE, REIT	3,800	567,457

		692,061
Guernsey - 1.38%
Camper & Nicholsons Marina Investments, Ltd. *	500,000	222,102
Hong Kong - 17.22%
China Overseas Land & Investment, Ltd.	157,492	362,212
China Resources Land, Ltd.	79,000	174,337
Hang Lung Properties, Ltd.	62,408	202,396
Henderson Land Development Company, Ltd.	34,000	193,204
Kerry Properties, Ltd.	45,733	204,480
Link, REIT	66,000	140,710
New World China Land, Ltd.	228,400	126,157
New World Development Company, Ltd.	86,038	154,419
Shimao Property Holdings, Ltd., GDR	71,000	136,692
Sino Land Company, Ltd.	66,000	108,454
Sino-Ocean Land Holdings, Ltd.	18,500	21,203
Sun Hung Kai Properties, Ltd.	76,185	951,219

		2,775,483
Indonesia - 0.23%
Ciputra Development Tbk PT *	540,000	37,797
Japan - 14.42%
Aeon Mall Company, Ltd.	4,100	77,581
Daikyo, Inc.	25,000	42,734
Goldcrest Company, Ltd.	790	20,737
Japan Real Estate Investment Corp., REIT	19	157,693
Japan Retail Fund Investment Corp., REIT	20	92,265
Kenedix Realty Investment Corp. *	15	51,784
Kenedix, Inc.	87	46,392
Mitsubishi Estate Company, Ltd.	38,000	$629,506
Mitsui Fudosan Company, Ltd.	33,000	571,719
Nippon Building Fund, Inc., REIT	26	222,516
Sumitomo Realty & Development Company, Ltd.	18,000	327,423
Tokyo Tatemono Company, Ltd.	15,000	83,019

		2,323,369
Netherlands - 0.45%
Corio NV	1,500	73,115
Philippines - 0.18%
Megaworld Corp.	1,449,000	29,365
Singapore - 4.35%
Ascendas, REIT *	140,141	153,409
Capitaland, Ltd.	114,500	290,805
CapitaMall Trust *	28,800	27,729
Hong Kong Land Holdings, Ltd.	49,000	172,990
Suntec Real Estate Investment Trust *	39,000	23,034
Wing Tai Holdings, Ltd.	35,000	32,351

		700,318
United Kingdom - 16.94%
British Land Company PLC	15,000	94,601
Derwent Valley Holdings PLC (a)	3,000	46,226
Great Portland Estates PLC	22,272	80,788
Hammerson PLC	25,000	126,701
Land Securities Group PLC	20,000	155,599
Safestore Holdings, Ltd.	15,000	23,446
Segro PLC, REIT	300,000	120,138
Shaftesbury PLC *	3,489	16,991
Shaftesbury PLC *	11,605	57,696
South African Property Opportunities PLC *	1,400,000	1,554,716
Terrace Hill Group PLC	1,748,169	430,714
Unite Group PLC	10,000	22,423

		2,730,039
United States - 31.96%
AMB Property Corp., REIT (a)	8,950	168,349
American Campus Communities, Inc., REIT	7,454	165,330
Apartment Investment & Management Company, Class A, REIT	4,950	43,807
Avalon Bay Communities, Inc., REIT	4,104	229,578
BioMed Realty Trust, Inc., REIT	8,850	90,535
Boston Properties, Inc., REIT	8,050	383,985
Cogdell Spencer, Inc., REIT	7,100	30,459
DCT Industrial Trust, Inc., REIT	5,750	23,460
DiamondRock Hospitality Company, REIT	6,350	39,751
Digital Realty Trust, Inc., REIT	5,920	212,232
Duke Realty Corp., REIT	14,350	125,849
Equity Lifestyle Properties, Inc., REIT	1,690	62,834
Equity Residential, REIT	8,550	190,066
Essex Property Trust, Inc., REIT	1,750	108,903
Government Properties Income Trust, REIT *	1,200	24,636
HCP, Inc., REIT	7,700	163,163
Host Hotels & Resorts, Inc., REIT	6,530	54,787
Kilroy Realty Corp., REIT	5,700	117,078
Kimco Realty Corp., REIT	26,000	261,300

The accompanying notes are an integral part of the financial statements.

107

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
LaSalle Hotel Properties, REIT	5,300	$65,402
LTC Properties, Inc., REIT	1,630	33,334
Medical Properties Trust, Inc., REIT	8,537	51,820
Nationwide Health Properties, Inc., REIT	6,910	177,863
Post Properties, Inc., REIT	5,700	76,608
ProLogis, REIT (a)	25,850	208,351
Public Storage, Inc., REIT	6,010	393,535
Regency Centers Corp., REIT	7,790	271,949
RioCan Real Estate Investment Trust *	200	2,627
Senior Housing Properties Trust, REIT	11,805	192,658
Simon Property Group, Inc., REIT	10,982	564,804
SL Green Realty Corp., REIT	3,450	79,143
Sunstone Hotel Investors, Inc., REIT	10,050	53,768
The Macerich Company, REIT (a)	1,250	22,013
Ventas, Inc., REIT	7,870	234,998
Vornado Realty Trust, REIT	4,989	224,655

		5,149,630

TOTAL COMMON STOCKS (Cost $16,465,965)		$16,051,152

INVESTMENT COMPANIES - 0.61%
Cayman Islands - 0.49%
ARGO Real Estate Opportunities Fund, Ltd. *	600,000	79,962
Luxembourg - 0.12%
ProLogis European Properties *	5,000	19,094

TOTAL INVESTMENT COMPANIES (Cost $823,443)		$99,056

SHORT TERM INVESTMENTS - 3.03%
John Hancock Collateral
Investment Trust, 0.3952% (c)(f)	$48,711	$487,635

TOTAL SHORT TERM INVESTMENTS (Cost $487,439)		$487,635

Total Investments (Global Real Estate Trust) (Cost $17,776,847) - 103.25%		$16,637,843
Other assets and liabilities, net - (3.25)%		(524,237)

TOTAL NET ASSETS - 100.00%		$16,113,606

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Real Estate	97.80%
Building Materials & Construction	0.96%
Investment Companies	0.61%
Financial Services	0.55%
Holdings Companies/Conglomerates	0.20%

Growth Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.38%
Basic Materials - 4.49%
Freeport-McMoRan Copper & Gold, Inc., Class B	101,960	$5,109,215
Monsanto Company	85,490	6,355,327
Praxair, Inc.	112,360	7,985,425

		19,449,967
Communications - 15.24%
Amazon.com, Inc. *	131,140	10,971,172
American Tower Corp., Class A *	150,050	4,731,076
Check Point Software Technologies, Ltd. *	194,570	4,566,558
Cisco Systems, Inc. *	621,950	11,593,148
DIRECTV Group, Inc. * (a)	123,470	3,050,944
F5 Networks, Inc. *	60,080	2,078,167
Google, Inc., Class A *	28,430	11,985,804
Juniper Networks, Inc. *	165,940	3,916,184
McAfee, Inc. *	44,100	1,860,579
QUALCOMM, Inc.	248,520	11,233,104

		65,986,736
Consumer, Cyclical - 14.28%
Best Buy Company, Inc.	177,610	5,948,159
Carnival Corp.	146,800	3,783,036
CVS Caremark Corp.	241,860	7,708,078
Darden Restaurants, Inc.	76,060	2,508,459
GameStop Corp., Class A *	78,680	1,731,747
Kohl’s Corp. *	147,050	6,286,387
Lowe’s Companies, Inc.	423,370	8,217,612
McDonald’s Corp.	138,830	7,981,337
NIKE, Inc., Class B	201,310	10,423,832
Wal-Mart Stores, Inc.	149,140	7,224,341

		61,812,988
Consumer, Non-cyclical - 23.69%
Abbott Laboratories	248,630	11,695,555
Alcon, Inc.	51,780	6,012,694
Allergan, Inc.	144,840	6,891,487
Avon Products, Inc.	113,450	2,924,741
Baxter International, Inc.	30,840	1,633,286
Becton, Dickinson & Company	51,820	3,695,284
Celgene Corp. *	60,290	2,884,274
Cephalon, Inc. * (a)	38,920	2,204,818
Church & Dwight, Inc.	63,160	3,430,220
Colgate-Palmolive Company	130,170	9,208,226
Express Scripts, Inc. *	94,500	6,496,875
Gilead Sciences, Inc. *	164,110	7,686,912
Illumina, Inc. *	52,940	2,061,484
Molson Coors Brewing Company, Class B	15,000	634,950
PepsiCo, Inc.	190,110	10,448,445
Procter & Gamble Company	46,940	2,398,634
St. Jude Medical, Inc. *	110,360	4,535,796
Teva Pharmaceutical Industries, Ltd., SADR	159,770	7,883,052
Visa, Inc.	158,610	9,875,059

		102,601,792
Energy - 6.63%
Devon Energy Corp.	116,690	6,359,605
Southwestern Energy Company *	141,340	5,491,059
Transocean, Ltd. *	145,280	10,792,851

The accompanying notes are an integral part of the financial statements.

108

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Growth Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Weatherford International, Ltd. *	310,390	$6,071,229

		28,714,744
Financial - 6.50%
BlackRock, Inc.	37,760	6,623,859
Charles Schwab Corp.	301,220	5,283,399
IntercontinentalExchange, Inc. *	26,620	3,041,069
JPMorgan Chase & Company	240,380	8,199,362
MasterCard, Inc., Class A	14,330	2,397,552
Northern Trust Corp.	48,030	2,578,250

		28,123,491
Industrial - 10.45%
ABB, Ltd., SADR (a)	163,930	2,586,815
AMETEK, Inc.	101,470	3,508,833
Amphenol Corp., Class A	131,240	4,152,434
Danaher Corp.	53,100	3,278,394
Expeditors International of Washington, Inc.	169,550	5,652,797
FedEx Corp.	79,680	4,431,802
Precision Castparts Corp.	91,940	6,714,378
Raytheon Company	92,960	4,130,213
SPX Corp.	74,250	3,636,022
United Technologies Corp.	137,690	7,154,372

		45,246,060
Technology - 18.10%
Apple, Inc. *	98,260	13,995,172
Broadcom Corp., Class A *	240,170	5,953,814
Citrix Systems, Inc. *	89,180	2,843,950
Cognizant Technology Solutions Corp., Class A *	199,360	5,322,912
EMC Corp. *	510,250	6,684,275
Hewlett-Packard Company	200,070	7,732,705
Intel Corp.	596,490	9,871,910
Intersil Corp., Class A	178,420	2,242,739
Microsoft Corp.	252,980	6,013,335
MSCI, Inc. *	101,670	2,484,815
Oracle Corp.	418,920	8,973,266
Research In Motion, Ltd. *	23,700	1,683,885
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	487,560	4,587,940

		78,390,718

TOTAL COMMON STOCKS (Cost $431,367,941)		$430,326,496

SHORT TERM INVESTMENTS - 1.28%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$556,323	$5,569,237

TOTAL SHORT TERM INVESTMENTS (Cost $5,568,057)		$5,569,237

REPURCHASE AGREEMENTS - 0.64%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at
0.01% to be repurchased at
$2,759,001 on 07/01/2009,
collateralized by $2,675,000
Federal Home Loan Bank, 5.25%
due 12/11/2020 (valued at
$2,818,781, including interest)	$2,759,000	$2,759,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,759,000)		$2,759,000

Total Investments (Growth Equity Trust) (Cost $439,694,998) - 101.30%		$438,654,733
Other assets and liabilities, net - (1.30)%		(5,631,090)

TOTAL NET ASSETS - 100.00%		$433,023,643

Health Sciences Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 100.29%
Basic Materials - 1.38%
Biogen Idec, Inc. * ***	7,619	$343,998
Lonza Group AG	2,671	265,270
Monsanto Company ***	18,300	1,360,422
Symyx Technologies, Inc. *	37,500	219,375

		2,189,065
Consumer, Cyclical - 1.47%
China Nepstar Chain Drugstore Ltd., ADR	8,800	50,160
CVS Caremark Corp. ***	56,800	1,810,216
Walgreen Company	16,000	470,400

		2,330,776
Consumer, Non-cyclical - 92.96%
A&D Pharma Holding NV *	73,669	232,530
Abbott Laboratories	2,620	123,245
Acadia Pharmaceuticals, Inc. *	71,200	155,928
Acorda Therapeutics, Inc. * ***	47,961	1,352,021
Alexion Pharmaceuticals, Inc. * ***	153,020	6,292,182
Alexza Pharmaceuticals, Inc. *	30,400	72,048
Alkermes, Inc. *	129,900	1,405,518
Allergan, Inc. ***	45,900	2,183,922
AMAG Pharmaceuticals, Inc. *	6,100	333,487
AMERIGROUP Corp. * ***	48,100	1,291,485
Amgen, Inc. * ***	63,700	3,372,278
Array BioPharma, Inc. *	24,100	75,674
ArthroCare Corp. * ***	30,600	330,480
Bangkok Dusit Medical Service PCL	608,000	405,095
Basilea Pharmaceutica AG *	1,207	103,335
Baxter International, Inc. ***	102,300	5,417,808
Biocryst Pharmaceuticals, Inc. *	43,600	175,708
Biodel, Inc. *	42,500	219,300
BioMarin Pharmaceutical, Inc. *	153,000	2,388,330
Boston Scientific Corp. *	11,000	111,540
Bristol-Myers Squibb Company	26,200	532,122
C.R. Bard, Inc.	10,800	804,060

The accompanying notes are an integral part of the financial statements.

109

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Cadence Pharmaceuticals, Inc. *	74,600	$745,254
Cadence Pharmaceuticals, Inc. *	21,000	209,790
Cardinal Health, Inc.	13,960	426,478
Cardiome Pharma, Corp. *	18,100	67,332
Catalyst Health Solutions, Inc. *	76,500	1,907,910
Celgene Corp. * ***	58,866	2,816,149
Centene Corp. *	30,700	613,386
Cephalon, Inc. * ***	55,400	3,138,410
Chugai Pharmaceutical Company, Ltd.	73,700	1,404,176
Community Health Systems, Inc. * ***	61,500	1,552,875
Conceptus, Inc. *	96,200	1,625,780
Covance, Inc. * ***	37,200	1,830,240
Covidien PLC * ***	48,325	1,809,288
Cubist Pharmaceuticals, Inc. *	61,400	1,125,462
Daiichi Sankyo Company, Ltd.	15,400	275,564
DaVita, Inc. *	24,095	1,191,739
deCODE genetics, Inc. *	76,800	40,704
DENTSPLY International, Inc. ***	43,450	1,326,094
Diagnosticos da America SA *	11,200	196,622
Dyadic International, Inc. *	42,100	25,260
Edwards Lifesciences Corp. *	17,500	1,190,525
Elan Corp. PLC, SADR * ***	190,100	1,210,937
EnteroMedics, Inc. *	68,106	164,039
EnteroMedics, Inc. *	107,095	356,626
Exelixis, Inc. *	116,800	568,816
Express Scripts, Inc. * ***	48,100	3,306,875
Fresenius AG	12,938	607,081
Genzyme Corp. * ***	6,600	367,422
Gilead Sciences, Inc. * ***	214,496	10,046,994
GlaxoSmithkline Pharmaceuticals, Ltd.	9,222	229,284
Health Net, Inc. *	70,600	1,097,830
Healthways, Inc. *	16,700	224,615
Henry Schein, Inc. * ***	81,400	3,903,130
Hikma Pharmaceuticals PLC	47,954	371,050
Human Genome Sciences, Inc. *	28,100	80,366
Humana, Inc. * ***	64,752	2,088,899
Idenix Pharmaceuticals, Inc. *	7,200	26,496
IDEXX Laboratories, Inc. * ***	8,700	401,940
Illumina, Inc. * ***	78,000	3,037,320
Immucor, Inc. * ***	9,023	124,156
Incyte Corp. *	231,800	762,622
Infinity Pharmaceuticals, Inc. *	32,775	191,406
Intercell AG *	10,000	342,779
Intermune, Inc. *	2,400	36,480
Intuitive Surgical, Inc. * ***	12,200	1,996,652
Ipsen SA	17,824	779,221
King Pharmaceuticals, Inc. *	27,200	261,936
Laboratory Corp. of America Holdings * ***	13,100	888,049
Lexicon Genetics, Inc. *	12,600	15,624
Life Technologies Corp. *	24,127	1,006,578
McKesson Corp. ***	52,500	2,310,000
Medco Health Solutions, Inc. * ***	88,300	4,027,363
Medial Saude SA *	63,200	275,764
Medicines Company *	196,855	1,651,613
Medtronic, Inc. ***	73,000	2,546,970
Merck & Company, Inc. ***	94,500	2,642,220
Merck KGaA	18,077	$1,842,953
Micrus Endovascular Corp. *	39,400	356,176
Millipore Corp. *	10,100	709,121
Mindray Medical International, Ltd., ADR ***	8,700	242,904
Mylan, Inc. *	48,800	636,840
Myriad Genetics, Inc. * ***	15,200	541,880
Myriad Pharmaceuticals, Inc. *	3,800	17,670
Nanosphere, Inc. *	2,900	14,239
Neurocrine Biosciences, Inc. *	34,600	111,758
Nobel Biocare Holding AG, Series BR	27,548	603,906
Novartis AG	13,039	529,755
Novo Nordisk AS	13,122	713,208
Nuvasive, Inc. *	12,200	544,120
Onyx Pharmaceuticals, Inc. *	29,838	843,222
Optimer Pharmaceuticals, Inc. *	24,500	366,765
OSI Pharmaceuticals, Inc. * ***	18,788	530,385
Pfizer, Inc.	9,000	135,000
Pharmasset, Inc. * ***	23,500	264,375
PharMerica Corp. * ***	56,600	1,111,058
Phonak Holding AG	1,000	81,382
Poniard Pharmaceuticals, Inc. *	82,845	494,585
Profarma Distribuidora de Produtos Farmaceuticos SA	83,800	440,490
PSS World Medical, Inc. *	13,500	249,885
Regeneron Pharmaceuticals, Inc. *	39,400	706,048
Rigel Pharmaceuticals, Inc. *	18,300	221,796
Roche Holdings AG - Genusschein	27,859	3,790,182
Sawai Pharmaceutical Co., Ltd.	13,400	729,219
Schering-Plough Corp.	115,400	2,898,848
Seattle Genetics, Inc. *	70,100	681,372
Shire Pharmaceuticals Group PLC, ADR	32,000	1,327,360
Shire, Ltd.	39,600	546,172
Simcere Pharmaceutical Group *	29,200	254,332
St. Jude Medical, Inc. * ***	54,700	2,248,170
Stereotaxis, Inc. *	116,500	452,020
Stryker Corp.	34,800	1,382,952
Synthes AG	5,799	561,347
Teva Pharmaceutical Industries, Ltd., SADR ***	85,865	4,236,579
Theravance, Inc. *	50,000	732,000
Towa Pharmaceutical Company, Ltd.	18,700	937,840
Transition Therapeutics, Inc. *	5,977	22,354
Triple-S Management Corp. * ***	34,800	542,532
UCB SA	15,812	506,870
UnitedHealth Group, Inc. ***	45,300	1,131,594
Vertex Pharmaceuticals, Inc. * ***	89,904	3,204,179
WellPoint, Inc. * ***	65,600	3,338,384
Wright Medical Group, Inc. *	68,200	1,108,932
Wyeth ***	99,868	4,533,009
XenoPort, Inc. * ***	42,600	987,042
Zimmer Holdings, Inc. * ***	2,100	89,460

		147,398,557
Financial - 1.76%
Aetna, Inc. ***	43,750	1,095,938
Assurant, Inc.	11,600	279,444
CIGNA Corp. ***	50,300	1,211,727

The accompanying notes are an integral part of the financial statements.

110

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Tempo Participacoes SA *	124,200	$199,658

		2,786,767
Industrial - 1.55%
Stericycle, Inc. * ***	16,875	869,569
Thermo Fisher Scientific, Inc. *	10,800	440,316
Waters Corp. *	22,300	1,147,781

		2,457,666
Technology - 1.17%
Cerner Corp. * ***	5,700	355,053
Eclipsys Corp. *	46,500	826,770
MedAssets, Inc. *	34,900	678,805

		1,860,628

TOTAL COMMON STOCKS (Cost $183,558,255)		$159,023,459

PREFERRED STOCKS - 0.09%
Consumer, Non-cyclical - 0.09%
Pacific Biosciences, Series E (e)(g)	21,900	137,970

TOTAL PREFERRED STOCKS (Cost $153,300)		$137,970

WARRANTS - 0.18%
Consumer, Non-cyclical - 0.18%
Cadence Pharmaceuticals, Inc. (Expiration date 02/18/2014; strike price $7.84) *	10,500	43,674
Dyadic International, Inc. (Expiration Date 05/30/2010; strike price $6.33) *	6,000	1,515
EnteroMedics, Inc. (Expiration date 02/20/2013) *	96,200	154,184
Favrille, Inc. (Expiration date 03/06/2011; strike price $5.26) *	20,411	0
Mannkind Corp. (Expiration date 08/05/2010; strike price $12.228) *	21,000	2,423
Poniard Pharmaceuticals, Inc. (Expiration date 02/01/2011; strike price $4.62) *	132,113	91,598

		293,394

TOTAL WARRANTS (Cost $16,414)		$293,394

SHORT TERM INVESTMENTS - 1.16%
T. Rowe Price Reserve Investment Fund, 0.3922%	$1,835,839	$1,835,839

TOTAL SHORT TERM INVESTMENTS (Cost $1,835,839)		$1,835,839

REPURCHASE AGREEMENTS - 0.22%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at
0.01% to be repurchased at
$350,000 on 07/01/2009,
collateralized by $340,000 Federal
Home Loan Bank, 5.50% due
07/15/2036 (valued at $361,675,
including interest)	$350,000	$350,000

TOTAL REPURCHASE AGREEMENTS (Cost $350,000)		$350,000

Total Investments (Health Sciences Trust) (Cost $185,913,808) - 101.94%		$161,640,662
Other assets and liabilities, net - (1.94)%		(3,072,876)

TOTAL NET ASSETS - 100.00%		$158,567,786

International Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.68%
Australia - 3.22%
Australia and New Zealand Banking Group, Ltd.	168,074	$2,221,881
Bluescope Steel, Ltd.	413,276	835,922
CSL, Ltd.	23,998	620,250
Foster’s Group, Ltd.	295,708	1,225,635
General Property Trust, Ltd.	1,454,135	567,569
Lihir Gold, Ltd. *	267,540	623,255
Macquarie Group, Ltd.	35,140	1,103,731
Macquarie Infrastructure Group	553,930	636,171
Mirvac Group, Ltd.	737,940	635,995
National Australia Bank, Ltd.	104,454	1,880,599
Newcrest Mining, Ltd.	36,964	905,773
Origin Energy, Ltd.	118,270	1,391,678
Qantas Airways, Ltd.	255,341	411,907
QBE Insurance Group, Ltd.	54,014	861,837
Stockland Company, Ltd.	504,966	1,294,799
Suncorp-Metway, Ltd.	151,439	813,161
TABCORP Holdings, Ltd.	169,222	973,811
Telstra Corp., Ltd.	350,793	957,162
Woodside Petroleum, Ltd.	86,275	2,989,560
Woolworths, Ltd.	51,902	1,097,488

		22,048,184
Austria - 0.09%
OMV AG	15,777	591,455
Belgium - 1.39%
Anheuser-Busch InBev NV	62,176	2,250,929
Belgacom SA	36,486	1,166,421
Colruyt SA	7,149	1,631,451
Delhaize Group	21,013	1,479,466
Dexia SA * (a)	151,281	1,147,190
Fortis Group SA *	178,335	608,018
Mobistar SA	8,219	507,326
Solvay SA	8,616	726,938

		9,517,739

The accompanying notes are an integral part of the financial statements.

111

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Bermuda - 0.11%
Signet Jewelers, Ltd.	38,130	$774,282
Canada - 3.18%
Bank of Montreal	78,300	3,299,889
Bank of Nova Scotia	41,400	1,545,448
Barrick Gold Corp.	24,500	824,636
Canadian Imperial Bank of Commerce	13,600	681,783
Canadian National Railway Company	30,300	1,301,716
Canadian Pacific Railway, Ltd.	27,100	1,080,598
IGM Financial, Inc.	20,800	735,864
Magna International, Inc.	23,400	992,813
Metro, Inc.	12,700	415,126
National Bank of Canada	65,935	3,046,904
Penn West Energy Trust (a)	29,400	374,340
Petro-Canada	90,800	3,506,629
RONA, Inc. *	19,200	210,463
Royal Bank of Canada	45,300	1,852,660
Sun Life Financial, Inc.	47,900	1,293,092
Teck Cominco, Ltd. *	40,700	649,087

		21,811,048
Denmark - 0.42%
H. Lundbeck AS	15,581	296,801
Novo Nordisk AS	47,066	2,558,133

		2,854,934
Finland - 0.85%
Neste Oil Oyj (a)	63,911	889,760
Nokia AB Oyj	163,426	2,384,984
Nokian Renkaat Oyj (a)	11,881	224,014
Outokumpu Oyj	41,586	720,243
Rautaruukki Oyj	21,529	430,555
Sampo Oyj, A Shares	45,381	856,359
TietoEnator Oyj	26,345	351,046

		5,856,961
France - 9.67%
Air France KLM	32,176	412,512
Air Liquide	11,410	1,044,821
BNP Paribas SA	132,209	8,579,550
Carrefour SA	10,190	435,902
Casino Guichard-Perrachon SA	10,378	700,990
Compagnie de Saint-Gobain SA	29,636	990,921
Dassault Systemes SA (a)	16,210	716,763
Essilor International SA	36,352	1,735,376
European Aeronautic Defence & Space Company (a)	31,550	511,288
Eutelsat Communications *	15,989	413,054
France Telecom SA	171,434	3,895,017
GDF Suez	27,970	1,044,895
Gemalto NV *	19,000	659,089
Hermes International SA (a)	21,651	3,013,611
Iliad SA	4,141	402,230
Lafarge SA * (a)	7,440	505,154
L’Oreal SA	16,584	1,241,618
Pernod-Ricard SA (a)	6,302	397,859
PPR SA (a)	6,561	536,857
PSA Peugeot Citroen SA *	38,988	1,028,398
Publicis Groupe SA (a)	25,197	769,319
Renault Regie Nationale SA *	53,694	$1,982,220
Sanofi-Aventis SA	356,415	20,961,189
Societe Generale	77,427	4,224,374
Technip SA	14,186	697,313
Total SA	146,260	7,921,756
Unibail-Rodamco SE, REIT	6,368	950,939
Vinci SA (a)	11,231	504,049

		66,277,064
Germany - 4.83%
Adidas-Salomon AG	41,610	1,585,498
Aixtron AG	24,115	296,916
Allianz SE	5,507	509,242
BASF SE	16,604	662,274
Bayerische Motoren Werke (BMW) AG	53,715	2,028,659
Beiersdorf AG	8,638	407,197
Demag Cranes AG (a)	16,260	368,144
Deutsche Bank AG	35,169	2,140,135
Deutsche Boerse AG	6,127	476,213
Deutsche Post AG	61,151	799,260
Deutsche Telekom AG	360,638	4,262,215
E.ON AG	45,888	1,628,764
Fresenius Medical Care AG (a)	19,522	871,237
Fresenius SE	10,068	544,050
Gildemeister AG	20,916	202,369
Hannover Rueckversicherung AG *	31,743	1,174,281
Heidelberger Druckmaschinen AG (a)	49,277	274,820
K&S AG	4,275	240,817
Kloeckner & Company SE *	29,563	631,124
Metro AG	13,558	648,108
MTU Aero Engines Holding AG	19,898	726,512
Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe)	5,229	707,194
Norddeutsche Affinerie AG	35,735	1,037,100
Puma AG	3,344	734,000
RWE AG	12,206	963,596
Salzgitter AG	23,492	2,065,395
SAP AG	91,752	3,699,060
SGL Carbon AG *	13,828	428,324
Software AG	8,826	625,845
Suedzucker AG (a)	53,599	1,090,164
Thyssen Krupp AG	36,653	913,199
Vossloh AG	3,167	380,931

		33,122,643
Greece - 0.80%
Alpha Bank A.E. *	66,341	716,850
Coca-Cola Hellenic Bottling Company SA	21,468	439,900
National Bank of Greece SA *	81,080	2,221,445
OPAP SA	72,464	1,924,506
Public Power Corp. SA *	10,443	214,931

		5,517,632
Hong Kong - 1.71%
CLP Holdings, Ltd.	659,096	4,376,394
Esprit Holdings, Ltd.	175,300	980,570
Hong Kong & China Gas Company, Ltd.	626,000	1,315,722
Hong Kong Electric Holdings, Ltd.	544,146	3,030,387

The accompanying notes are an integral part of the financial statements.

112

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hutchison Whampoa, Ltd.	80,000	$520,058
Noble Group, Ltd.	273,766	342,753
Sun Hung Kai Properties, Ltd.	38,000	474,455
Yue Yuen Industrial Holdings, Ltd.	300,782	673,912

		11,714,251
Ireland - 0.56%
CRH PLC	92,176	2,113,240
Experian Group, Ltd.	107,106	802,681
Kerry Group PLC	38,904	888,185

		3,804,106
Italy - 3.90%
Ansaldo STS SpA	28,930	533,592
Autostrade SpA	24,736	500,610
Banca Monte dei Paschi Siena SpA	291,775	471,285
Bulgari SpA	56,571	304,928
Enel SpA	414,471	2,019,163
Eni SpA	397,887	9,439,012
Fiat SpA *	68,385	693,746
Italcementi SpA, RNC	34,167	200,934
Luxottica Group SpA *	36,601	761,211
Mediaset SpA	217,388	1,222,451
Parmalat SpA	443,926	1,072,689
Saipem SpA	18,235	445,125
Snam Rete Gas SpA	299,835	1,318,967
Telecom Italia SpA	1,115,414	1,544,852
Telecom Italia SpA	1,224,849	1,204,348
Tenaris SA	29,974	405,219
Terna SpA (a)	243,945	813,614
UniCredit Italiano SpA *	1,484,892	3,804,243

		26,755,989
Japan - 27.43%
Aiful Corp.	146,850	559,699
Aisin Seiki Company	39,400	852,035
Alps Electric Company, Ltd.	129,954	701,776
Asahi Kasei Corp.	197,000	998,262
Astellas Pharmaceuticals, Inc.	65,526	2,314,643
Bridgestone Corp.	35,500	554,540
Canon, Inc.	42,300	1,376,737
Chubu Electric Power Company, Inc.	74,000	1,710,577
Chugai Pharmaceutical Company, Ltd.	46,400	884,040
Chugoku Electric Power Company, Inc.	9,100	189,971
Circle K Sunkus Company, Ltd.	18,000	280,795
Cosmo Oil Company, Ltd.	299,000	1,013,313
Culture Convenience Club Company, Ltd. (a)	75,500	646,814
Dai Nippon Printing Company, Ltd.	19,000	259,734
Daikyo, Inc.	201,000	343,584
Daito Trust Construction Company, Ltd.	22,900	1,074,921
Daiwa Securities Group, Inc.	191,000	1,128,895
Daiwabo Company, Ltd.	119,000	353,389
Denso Corp.	34,100	869,268
Don Quijote Company, Ltd.	35,000	670,093
Dowa Mining Company, Ltd.	193,000	799,901
Eisai Company, Ltd.	34,520	1,228,261
Electric Power Development Company, Ltd.	25,400	719,813
Elpida Memory, Inc. *	58,000	620,464
FamilyMart Company, Ltd.	21,500	$673,860
Fast Retailing Company, Ltd.	39,100	5,092,555
Fuji Heavy Industries, Ltd.	310,884	1,250,334
Fujikura, Ltd.	109,000	544,624
Fujitsu, Ltd.	97,000	525,617
Furukawa Electric Company, Ltd.	165,000	740,068
GS Yuasa Corp. (a)	111,000	974,598
Hankyu Hanshin Holdings, Inc.	78,000	365,024
Hanwa Company, Ltd.	147,000	549,384
Haseko Corp.	1,093,000	1,125,789
Hikari Tsushin, Inc.	20,400	458,081
Hirose Electric Company, Ltd.	10,300	1,095,093
Hitachi, Ltd.	299,000	926,072
Hokkaido Electric Power Company, Inc.	67,201	1,258,307
Honda Motor Company, Ltd.	300,688	8,233,181
Hosiden Corp.	28,500	360,912
Ibiden Company, Ltd.	21,200	592,205
Inpex Holdings, Inc.	132	1,051,414
Iseki & Company, Ltd. * (a)	142,000	575,599
Itochu Corp.	178,000	1,229,429
JFE Holdings, Inc.	74,900	2,501,689
Kajima Corp.	222,000	690,263
Kakaku.com, Inc.	229	867,848
Kansai Electric Power Company, Ltd.	44,900	990,859
Kao Corp.	129,950	2,832,039
Kawasaki Kisen Kaisha, Ltd.	252,000	1,031,544
Kenedix, Inc.	824	439,386
Kintetsu Corp.	58,000	255,517
Kobe Steel Company, Ltd.	156,000	288,292
Konami Corp.	36,877	705,992
Kyocera Corp.	10,300	772,649
Kyushu Electric Power Company, Inc.	53,020	1,141,125
Lawson, Inc.	28,100	1,234,851
LeoPalace21 Corp.	61,400	545,493
Marubeni Corp.	272,176	1,202,444
Marui Company, Ltd.	90	631
Matsui Securities Company, Ltd.	102,500	926,552
Mazda Motor Corp.	440,512	1,118,341
Mitsubishi Chemical Holdings Corp., ADR	237,500	1,001,924
Mitsubishi Corp.	89,905	1,651,122
Mitsubishi UFJ Financial Group, Inc.	698,100	4,291,355
Mitsubishi UFJ Lease & Finance Company, Ltd.	30,400	983,021
Mitsui Mining & Smelting Company, Ltd.	418,000	1,075,140
Mitsui O.S.K. Lines, Ltd.	201,000	1,296,727
Mizuho Financial Group, Inc. (a)	1,359,900	3,162,846
Murata Manufacturing Company, Ltd.	24,000	1,017,228
NEC Corp.	111,000	433,370
Net One Systems Company, Ltd.	242	425,013
NGK INSULATORS, Ltd.	36,000	731,009
NICHIREI Corp.	70,000	274,149
Nintendo Company, Ltd.	3,700	1,018,255
Nippon Denko Company, Ltd.	70,000	462,833
Nippon Meat Packers, Inc.	76,000	958,492
Nippon Mining Holdings, Inc.	503,500	2,598,605
Nippon Oil Corp.	563,000	3,313,843

The accompanying notes are an integral part of the financial statements.

113

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Paper Group, Inc.	31,800	$821,546
Nippon Telegraph & Telephone Corp.	102,700	4,178,649
Nippon Yakin Kogyo Company, Ltd.	114,500	550,001
Nippon Yusen Kabushiki Kaisha	411,000	1,763,602
Nissan Motor Company, Ltd.	1,042,000	6,290,809
Nissha Printing Company, Ltd. (a)	15,800	758,348
Nisshin Seifun Group, Inc.	45,500	540,188
Nisshinbo Industries, Inc.	75,000	844,948
Nitori Company, Ltd.	14,900	1,057,534
Nitto Denko Corp.	30,600	927,225
Nomura Research Institute, Ltd.	37,200	825,248
NTT DoCoMo, Inc.	3,253	4,751,118
Obayashi Corp.	164,000	802,127
Odakyu Electric Railway Company, Ltd.	96,000	820,887
Oji Paper Company, Ltd.	228,000	978,569
Ono Pharmaceutical Company, Ltd.	10,600	468,971
Oriental Land Company, Ltd.	17,900	1,198,427
ORIX Corp.	43,910	2,589,621
Osaka Gas Company, Ltd.	927,880	2,961,479
Pacific Metals Company, Ltd.	184,000	1,413,997
Point, Inc.	13,640	732,304
Rakuten, Inc.	1,811	1,088,479
Rengo Company, Ltd.	41,000	263,705
Resona Holdings, Inc. (a)	184,900	2,591,827
Ricoh Company, Ltd.	113,000	1,447,499
Rohm Company, Ltd.	10,900	791,704
Ryohin Keikaku Company, Ltd.	23,100	972,945
SANKYO Company, Ltd.	33,700	1,801,506
SEGA SAMMY HOLDINGS, Inc.	152,000	1,922,022
Seiko Epson Corp.	10,600	172,119
Seven & I Holdings Company, Ltd.	310,800	7,291,726
Seven Bank, Ltd.	83	217,026
Sharp Corp.	96,000	990,482
Shimamura Company, Ltd.	7,900	627,369
Shin-Etsu Chemical Company, Ltd.	36,600	1,690,379
Shionogi & Company, Ltd.	13,000	251,133
Showa Shell Sekiyu K.K. (a)	161,200	1,699,148
Softbank Corp.	50,100	972,939
Sojitz Holdings Corp.	792,500	1,729,955
Sumco Corp.	87,500	1,238,624
Sumitomo Corp.	158,600	1,603,819
Sumitomo Electric Industries, Ltd.	127,100	1,424,815
Sumitomo Metal Industries, Ltd.	585,000	1,544,996
Sumitomo Metal Mining Company, Ltd.	122,000	1,715,571
Sumitomo Trust & Banking Company, Ltd.	351,268	1,890,918
Suzuki Motor Corp.	38,000	849,711
Taisei Corp.	400,000	963,015
Taisho Pharmaceuticals Company, Ltd.	31,210	590,683
Takeda Pharmaceutical Company, Ltd.	91,311	3,548,037
Takefuji Corp. (a)	74,270	403,372
The Bank of Yokohama, Ltd.	68,000	362,183
The Tokyo Electric Power Company, Ltd.	176,800	4,544,469
Tohoku Electric Power Company, Inc.	46,700	976,079
Tokyo Electron, Ltd.	13,100	629,196
Tokyo Gas Company, Ltd.	489,603	1,750,347
Tokyo Steel Manufacturing Company, Ltd.	101,900	1,235,305
Tokyo Tatemono Company, Ltd. (a)	137,000	$758,238
TonenGeneral Sekiyu K.K.	92,867	943,763
Tosoh Corp.	221,000	623,565
Toyo Engineering Corp.	130,000	437,361
Toyo Suisan Kaisha, Ltd.	38,000	784,279
Toyota Motor Corp.	60,100	2,272,038
Toyota Tsusho Corp.	33,900	499,794
UNI Charm Corp.	8,200	625,989
UNY Company, Ltd.	126,000	1,071,889
USS Company, Ltd.	14,220	729,613
Yahoo Japan Corp.	2,887	917,489
Yamada Denki Company, Ltd.	8,450	490,954
Yamaha Motor Company, Ltd.	39,000	430,715
Yamazaki Baking Company, Ltd.	35,000	394,798

		188,063,304
Luxembourg - 0.35%
ArcelorMittal	56,027	1,840,021
SES, ADR	30,452	581,396

		2,421,417
Netherlands - 2.28%
Aegon NV	331,016	2,035,959
Heineken NV	63,933	2,375,370
ING Groep NV	454,218	4,571,749
Koninklijke Ahold NV	165,359	1,900,134
Koninklijke DSM NV	43,316	1,357,178
Reed Elsevier NV	65,614	723,611
STMicroelectronics NV	100,648	755,044
TNT Post Group NV	34,661	675,109
Unilever NV	51,858	1,251,525

		15,645,679
New Zealand - 0.27%
Fletcher Building, Ltd.	117,571	497,732
Telecom Corp. of New Zealand, Ltd.	779,832	1,370,186

		1,867,918
Norway - 0.12%
Den Norske Bank ASA *	105,700	809,292
Portugal - 0.12%
Portugal Telecom, SGPS, SA	85,853	840,754
Singapore - 1.56%
Cosco Corp. Singapore, Ltd.	439,400	375,917
Neptune Orient Lines, Ltd.	467,512	473,427
Oversea-Chinese Banking Corp., Ltd.	192,000	882,913
SembCorp Industries, Ltd.	392,198	815,358
SembCorp Marine, Ltd.	758,426	1,397,574
Singapore Exchange, Ltd.	250,000	1,221,379
Singapore Press Holdings, Ltd.	680,000	1,480,479
Singapore Telecommunications, Ltd.	1,237,210	2,553,024
United Overseas Bank, Ltd.	128,000	1,292,996
Wilmar International, Ltd.	51,000	176,257

		10,669,324
Spain - 2.22%
ACS Actividades SA (a)	12,196	618,385
Banco Bilbao Vizcaya Argentaria SA	85,268	1,074,499

The accompanying notes are an integral part of the financial statements.

114

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Banco Popular Espanol SA	127,932	$1,119,470
Banco Santander Central Hispano SA	115,455	1,393,308
Gas Natural SDG SA (a)	28,150	512,717
Iberdrola SA (a)	73,566	598,289
Iberdrola SA	3,945	30,992
Industria de Diseno Textil SA	34,964	1,680,279
Repsol YPF SA	124,849	2,799,696
Telefonica SA	238,659	5,411,590

		15,239,225
Sweden - 2.18%
Boliden AB (a)	253,500	1,922,212
Ericsson (LM), Series B	286,209	2,799,484
Hennes & Mauritz AB, B shares	103,509	5,174,574
Investor AB, B shares	63,150	976,775
Nordea Bank AB	77,363	613,825
Skandinaviska Enskilda Banken AB, Series A *	110,036	483,650
SKF AB, B Shares	85,661	1,058,822
Svenska Cellulosa AB, B Shares	29,665	312,176
Svenska Handelsbanken AB, Series A	70,918	1,340,066
Swedish Match AB	17,639	286,722

		14,968,306
Switzerland - 7.95%
Compagnie Financiere Richemont SA	50,490	1,051,997
Credit Suisse Group AG	37,700	1,720,993
Lonza Group AG (a)	4,087	405,900
Nestle SA	346,721	13,085,650
Novartis AG	531,710	21,602,561
Roche Holdings AG - Genusschein	61,320	8,342,510
Swatch Group AG, BR shares	6,938	1,115,642
Swisscom AG	2,369	727,640
Syngenta AG	5,039	1,170,128
Synthes AG	27,086	2,621,944
UBS AG *	181,144	2,216,249
Zurich Financial Services AG	2,305	408,008

		54,469,222
United Kingdom - 21.47%
3i Group PLC (a)	170,167	680,845
AMEC PLC	18,640	200,694
Amlin PLC	103,575	516,022
Antofagasta PLC	34,792	337,854
Associated British Foods PLC	49,094	616,627
AstraZeneca Group PLC	448,349	19,744,114
Autonomy Corp. PLC *	87,140	2,064,751
BAE Systems PLC	75,963	424,028
Barclays PLC	1,699,502	7,915,820
BG Group PLC	355,865	5,979,223
BP PLC	319,944	2,531,766
British American Tobacco PLC	148,501	4,102,399
BT Group PLC	604,154	1,011,414
Burberry Group PLC	118,396	826,434
Cable & Wireless PLC	343,025	752,836
Cadbury PLC	142,713	1,219,108
Capita Group PLC	145,391	1,714,049
Centrica PLC	276,262	1,015,181
Cobham PLC	426,122	1,215,413
Compass Group PLC	394,453	$2,222,736
Diageo PLC	212,188	3,047,216
Dixons Group PLC	1,511,184	573,864
Drax Group PLC	136,010	984,447
FirstGroup PLC	65,913	389,181
Game Group PLC	245,359	668,506
GlaxoSmithKline PLC	1,648,164	29,023,445
Home Retail Group PLC	479,939	2,058,392
HSBC Holdings PLC	250,250	2,077,480
Imperial Tobacco Group PLC	34,226	890,193
J Sainsbury PLC	73,467	379,298
Kazakhmys PLC	30,439	317,295
Kingfisher PLC	425,378	1,247,025
Ladbrokes PLC	234,518	714,337
Lloyds TSB Group PLC	2,345,811	2,699,673
London Stock Exchange Group PLC	51,512	596,929
Marks & Spencer Group PLC	264,291	1,333,906
Next Group PLC	69,107	1,674,718
Pearson PLC	109,464	1,099,520
Reckitt Benckiser PLC	93,517	4,261,950
Reed Elsevier PLC	203,693	1,518,792
Royal & Sun Alliance PLC	316,446	627,920
Royal Bank of Scotland Group PLC *	1,570,832	998,932
Royal Dutch Shell PLC, A Shares	268,481	6,723,887
Royal Dutch Shell PLC, B Shares	190,918	4,819,985
Scottish & Southern Energy PLC	79,428	1,491,227
Smith & Nephew PLC	169,030	1,253,148
Standard Chartered PLC	49,658	935,288
Taylor Woodrow PLC *	1,536,568	848,414
Tesco PLC	211,218	1,231,109
The Sage Group PLC	279,258	820,139
Travis Perkins PLC	105,944	919,847
Tullow Oil PLC	95,907	1,483,800
Unilever PLC	55,898	1,311,693
United Utilities Group PLC	96,224	788,133
Vedanta Resources PLC	23,315	496,269
Vodafone Group PLC	4,102,851	7,930,700
William Hill PLC	214,946	699,889
Wolseley PLC *	82,752	1,582,014
WPP PLC, SADR	50,651	336,884
Xstrata PLC	110,752	1,221,476

		147,168,235

TOTAL COMMON STOCKS (Cost $846,550,136)		$662,808,964

PREFERRED STOCKS - 0.07%
Germany - 0.07%
Henkel AG & Company KGaA * (i)	15,477	483,571

TOTAL PREFERRED STOCKS (Cost $438,952)		$483,571

RIGHTS - 0.01%
Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	278,683	0

The accompanying notes are an integral part of the financial statements.

115

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

RIGHTS (continued)
Singapore - 0.01%
Neptune Orient Lines, Ltd. (Expiration Date 07/08/2009, Strike Price SGD 1.30) *	350,634	$43,575

TOTAL RIGHTS (Cost $0)		$43,575

SHORT TERM INVESTMENTS - 3.30%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$2,259,958	$22,623,990

TOTAL SHORT TERM INVESTMENTS (Cost $22,613,037)		$22,623,990

REPURCHASE AGREEMENTS - 1.01%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at
0.01% to be repurchased at
$6,958,002 on 07/01/2009,
collateralized by $6,920,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $7,101,650,
including interest)	$6,958,000	$6,958,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,958,000)		$6,958,000

Total Investments (International Core Trust) (Cost $876,560,125) - 101.07%		$692,918,100
Other assets and liabilities, net - (1.07)%		(7,359,001)

TOTAL NET ASSETS - 100.00%		$685,559,099

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Pharmaceuticals	9.93%
Banking	9.87%
Drugs & Health Care	6.72%
Telecommunications Equipment & Services	5.39%
International Oil	5.29%

International Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.37%
Australia - 2.58%
CSL, Ltd.	506,802	$13,098,751
Belgium - 3.51%
Anheuser-Busch InBev NV	491,288	17,785,871
Brazil - 5.79%
Gafisa SA	553,391	4,628,772
Itau Unibanco Holding SA (a)	649,889	10,287,743
Petroleo Brasileiro SA, ADR	352,011	14,425,410

		29,341,925
Canada - 3.47%
Petro-Canada	62,559	2,415,983
Potash Corp. of Saskatchewan, Inc.	123,648	11,505,446
Suncor Energy, Inc.	121,424	$3,692,359

		17,613,788
China - 1.13%
Industrial & Commercial Bank of China, Ltd.	8,196,000	5,702,413
Denmark - 4.53%
Vestas Wind Systems AS *	319,813	22,990,663
France - 3.78%
Accor SA (a)	120,733	4,801,002
Alstom SA (a)	109,876	6,503,163
BNP Paribas SA (a)	121,010	7,852,804

		19,156,969
Germany - 2.69%
Bayerische Motoren Werke (BMW) AG	127,183	4,803,331
Daimler AG	169,203	6,122,093
Hochtief AG	53,954	2,725,877

		13,651,301
Hong Kong - 4.24%
Cheung Kong Holdings, Ltd.	728,000	8,327,211
CNOOC, Ltd.	4,156,500	5,118,020
Esprit Holdings, Ltd.	1,030,000	5,761,476
Hang Lung Properties, Ltd.	701,000	2,273,415

		21,480,122
India - 1.62%
ICICI Bank, Ltd., SADR	251,348	7,414,766
Reliance Industries, Ltd., GDR * (g)	9,850	817,550

		8,232,316
Ireland - 0.58%
CRH PLC	127,443	2,921,777
Israel - 2.54%
Teva Pharmaceutical Industries, Ltd., SADR	261,360	12,895,502
Japan - 9.08%
Daikin Industries, Ltd.	159,975	5,114,158
Daiwa Securities Group, Inc. (a)	1,599,000	9,450,803
Honda Motor Company, Ltd.	163,300	4,471,341
Marubeni Corp.	2,300,000	10,161,152
Mizuho Financial Group, Inc. (a)	5,038,000	11,717,345
Sumitomo Realty & Development Company, Ltd.	282,000	5,129,627

		46,044,426
Mexico - 3.03%
Cemex SA de CV, SADR * (a)	1,646,739	15,380,542
Netherlands - 1.47%
ASML Holding NV	344,561	7,473,610
Singapore - 3.88%
Capitaland, Ltd.	3,951,000	10,034,689
DBS Group Holdings, Ltd.	837,000	6,792,672
Singapore Airlines, Ltd.	309,000	2,830,929

		19,658,290
South Korea - 0.49%
Hyundai Motor Company, Ltd.	42,722	2,476,157

The accompanying notes are an integral part of the financial statements.

116

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Spain - 6.60%
Banco Bilbao Vizcaya Argentaria SA	446,891	$5,631,467
Gamesa Corporacion Tecnologica SA	584,300	11,092,733
Telefonica SA	739,146	16,760,126

		33,484,326
Sweden - 0.49%
Hennes & Mauritz AB, B shares	49,630	2,481,080
Switzerland - 16.21%
ABB, Ltd. *	316,740	4,985,645
Actelion, Ltd. *	85,788	4,498,693
Compagnie Financiere Richemont SA	134,000	2,791,991
Credit Suisse Group AG	465,136	21,233,303
Julius Baer Holding AG	178,013	6,940,719
Lonza Group AG (a)	129,482	12,859,501
Nestle SA	302,179	11,404,584
Transocean, Ltd. *	235,238	17,475,831

		82,190,267
Taiwan - 4.34%
Hon Hai Precision Industry Company, Ltd.	3,141,167	9,669,092
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	1,311,995	12,345,873

		22,014,965
United Kingdom - 9.31%
BG Group PLC	257,287	4,322,922
BP PLC	1,900,281	15,037,218
Reckitt Benckiser PLC	120,111	5,473,947
Tesco PLC	928,124	5,409,680
Vodafone Group PLC	8,774,331	16,960,544

		47,204,311
United States - 2.01%
NII Holdings, Inc. *	132,003	2,517,297
Vale SA	434,300	7,656,709

		10,174,006

TOTAL COMMON STOCKS (Cost $461,760,426)		$473,453,378

SHORT TERM INVESTMENTS - 7.38%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$3,739,420	$37,434,590

TOTAL SHORT TERM INVESTMENTS (Cost $37,428,708)		$37,434,590

REPURCHASE AGREEMENTS - 6.89%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at
0.01% to be repurchased at
$34,936,010 on 07/01/2009,
collateralized by $33,500,000
Federal Home Loan Bank, 5.50%
due 07/15/2036 (valued at
$35,635,625, including interest)	$34,936,000	$34,936,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,936,000)		$34,936,000

Total Investments (International Opportunities Trust) (Cost $534,125,134) - 107.64%		$545,823,968
Other assets and liabilities, net - (7.64)%		(38,747,874)

TOTAL NET ASSETS - 100.00%		$507,076,094

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):
Banking	9.98%
Financial Services	8.36%
Petroleum Services	6.89%
Real Estate	5.99%
Food & Beverages	5.76%

International Small Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.32%
Australia - 8.02%
Billabong International, Ltd.	223,300	$1,569,219
Downer EDI, Ltd.	277,419	1,244,698
Emeco Holdings, Ltd.	2,514,121	818,283
Iluka Resources, Ltd. *	543,306	1,247,318
Pacific Brands, Ltd.	2,693,800	1,835,962
PaperlinX, Ltd.	1,392,324	475,668

		7,191,148
Belgium - 2.10%
Barco NV *	55,003	1,883,377
Canada - 6.88%
ATS Automation Tooling Systems, Inc. *	238,160	894,776
Biovail Corp.	119,500	1,604,772
Canaccord Capital, Inc.	289,800	1,731,600
Dorel Industries, Inc., Class B	36,200	836,570
Genworth MI Canada, Inc. *	56,000	914,757
GSI Group, Inc. *	189,088	185,306

		6,167,781
China - 3.18%
Bio-Treat Technology, Ltd. *	3,095,000	116,340
People’s Food Holdings, Ltd.	2,729,370	1,058,251
Sinotrans, Ltd., Class H	7,328,000	1,672,922

		2,847,513
Finland - 4.04%
Amer Sports Oyj, A Shares	171,750	1,903,712

The accompanying notes are an integral part of the financial statements.

117

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Elcoteq SE, A Shares * (a)	136,478	$166,979
Huhtamaki Oyj	150,454	1,552,680

		3,623,371
Germany - 1.04%
Jenoptik AG *	221,341	928,248
Hong Kong - 12.68%
AAC Acoustic Technology Holdings, Inc.	1,370,000	1,087,253
Dah Sing Financial Group	430,129	1,755,143
Fountain Set Holdings, Ltd. *	5,497,998	488,496
Giordano International, Ltd.	4,182,017	872,537
Lerado Group Holding Company, Ltd.	4,769,612	365,293
Stella International Holdings, Ltd.	1,197,500	1,930,309
TCL Communication Technology Holdings, Ltd. *	3,192,500	297,402
Texwinca Holdings, Ltd.	2,535,324	1,989,294
Travelsky Technology, Ltd., Class H	1,227,604	679,741
Weiqiao Textile Company, Ltd.	1,263,246	662,114
Yue Yuen Industrial Holdings, Ltd.	551,746	1,236,206

		11,363,788
Japan - 8.08%
Aiful Corp.	109,850	418,679
ASICS Corp.	25,000	226,985
Descente, Ltd.	309,000	1,479,447
Kobayashi Pharmaceutical Company, Ltd.	13,200	500,117
Meitec Corp. (a)	31,166	535,677
Nichii Gakkan Company, Ltd.	137,200	1,361,904
Sohgo Security Services Company, Ltd.	72,616	763,769
Takuma Company, Ltd.	389,000	887,369
USS Company, Ltd.	20,770	1,065,687

		7,239,634
Netherlands - 6.98%
Draka Holding NV *	90,776	1,228,325
Imtech NV	54,781	1,066,229
OPG Groep NV	78,696	1,000,048
SBM Offshore NV	50,202	859,924
TKH Group NV	51,423	714,875
USG People NV *	120,533	1,384,975

		6,254,376
Norway - 1.23%
Tomra Systems ASA	306,440	1,102,990
Philippines - 0.27%
First Gen Corp. *	573,700	237,713
Singapore - 0.13%
Huan Hsin Holdings, Ltd. *	836,627	118,412
South Korea - 9.94%
Binggrae Company, Ltd.	23,380	807,361
Busan Bank	174,690	1,191,667
Daeduck Electronics Company, Ltd.	135,580	401,815
Daegu Bank	174,170	1,590,544
Halla Climate Control Company, Ltd.	210,570	1,588,004
Intops Company, Ltd.	35,042	618,082
Sindo Ricoh Company, Ltd.	24,086	994,325
Youngone Corp.	190,450	$1,719,871

		8,911,669
Spain - 1.71%
Sol Melia SA	258,653	1,531,191
Sweden - 1.29%
D. Carnegie & Company AB * (e)(j)	815,005	0
Niscayah Group AB	762,100	1,157,598

		1,157,598
Switzerland - 3.17%
Panalpina Welttransport Holding AG	15,960	1,162,588
Verwaltungs & Privat Bank AG	14,497	1,426,171
Vontobel Holding AG	9,420	252,309

		2,841,068
Taiwan - 9.59%
Acbel Polytech, Inc.	1,590,732	913,741
D-Link Corp.	1,166,251	942,527
Giant Manufacturing Company, Ltd.	511,250	1,231,113
KYE System Corp.	1,173,740	938,384
Pihsiang Machinery Manufacturing Company, Ltd.	460,000	808,970
Simplo Technology Company, Ltd.	205,820	825,452
Ta Chong Bank, Ltd. *	7,985,000	1,433,396
Taiwan Fu Hsing Industrial Company, Ltd.	874,310	385,235
Test-Rite International Company, Ltd.	2,408,263	1,114,648

		8,593,466
Thailand - 5.59%
Bank of Ayudhya PCL, Foreign Shares	3,307,100	1,405,004
Glow Energy PCL	2,111,924	2,107,585
Siam City Bank PCL	1,141,100	545,933
Total Access Communication PCL	1,055,805	951,893

		5,010,415
United Kingdom - 8.78%
Bodycote PLC	361,475	762,980
Burberry Group PLC	221,761	1,547,948
Fiberweb PLC	833,110	963,734
Future PLC	1,689,765	509,621
Game Group PLC	372,032	1,013,639
Henderson Group PLC	1,242,740	1,881,314
Yule Catto & Company PLC	674,112	1,187,107

		7,866,343
United States - 1.62%
Steiner Leisure, Ltd. *	47,614	1,453,655

TOTAL COMMON STOCKS (Cost $125,603,825)		$86,323,756

SHORT TERM INVESTMENTS - 3.84%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$45,012	$450,611

The accompanying notes are an integral part of the financial statements.

118

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS (continued)
Paribas Corp. 0.20% due 07/01/2009	$2,985,000	$2,985,000

TOTAL SHORT TERM INVESTMENTS (Cost $3,435,540)		$3,435,611

Total Investments (International Small Cap Trust) (Cost $129,039,365) - 100.16%		$89,759,367
Other assets and liabilities, net - (0.16)%		(139,559)

TOTAL NET ASSETS - 100.00%		$89,619,808

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Apparel & Textiles	14.03%
Banking	8.47%
Financial Services	5.19%
Computers & Business Equipment	4.31%
Business Services	4.29%

International Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.18%
Australia - 5.47%
Acrux, Ltd. *	36,231	$33,071
Adelaide Brighton, Ltd.	12,490	22,547
AED Oil, Ltd. *	17,758	10,901
AJ Lucas Group, Ltd.	10,043	25,438
Alesco Corp., Ltd.	26,901	75,124
Ansell, Ltd.	6,781	47,762
APA Group, Ltd	30,198	66,745
APN News & Media, Ltd.	52,000	61,543
Asciano Group *	23,188	24,705
Asciano Group *	24,446	26,298
Austar United Communications, Ltd. *	22,925	16,195
Australian Infrastructure Fund	5,771	6,259
Australian Infrastructure Fund *	2,886	3,139
Australian Worldwide Exploration, Ltd. *	120,626	248,776
Avoca Resources, Ltd. *	45,306	63,828
AWB, Ltd.	74,841	70,701
Beach Petroleum, Ltd.	274,494	173,902
Bendigo Mining, Ltd. *	69,546	15,671
Brickworks, Ltd.	5,279	58,429
Buru Energy, Ltd. *	31,571	4,445
Cabcharge Australia, Ltd.	20,292	84,120
Centamin Egypt, Ltd. *	14,181	20,538
Ceramic Fuel Cells, Ltd. *	36,540	4,962
Challenger Financial Services Group, Ltd.	97,541	175,093
Chandler Macleod, Ltd.	23,343	1,505
Charter Hall Group, Ltd	53,671	22,352
Citigold Corp., Ltd. *	163,943	22,330
Comdek, Ltd. *	9,069	3,048
Compass Resources NL *	15,577	1,883
ConnectEast Group	152,492	37,267
CopperCo, Ltd. * (e)	170,196	0
Crescent Gold, Ltd. *	125,607	$16,213
Devine, Ltd.	16,774	5,934
Duet Group	32,241	39,847
Eastern Star Gas, Ltd. *	183,591	117,664
Emeco Holdings, Ltd.	142,613	46,417
Energy World Corp., Ltd. *	189,057	95,304
FKP Property Group, Ltd.	88,582	36,912
Futuris Corp., Ltd.	200,292	45,757
Gindalbie Metals, Ltd. *	6,504	4,006
Giralia Resources NL *	52,984	26,939
Great Southern Plantations, Ltd. *	49,118	4,749
GWA International, Ltd.	56,818	104,987
Healthscope, Ltd.	8,752	30,977
IBA Health, Ltd. *	125,048	64,841
IBT Education, Ltd.	49,161	108,284
Iluka Resources, Ltd. *	17,361	39,857
Independence Group NL	26,775	99,441
Indophil Resources NL *	85,202	31,763
Innamincka Petroleum, Ltd. *	35,386	6,541
IOOF Holdings, Ltd.	38,340	128,304
Iress Market Technology, Ltd.	19,452	113,171
Jabiru Metals, Ltd. *	42,457	9,151
JB Hi-Fi, Ltd.	3,648	45,096
Kimberley Metals, Ltd. *	16,616	1,848
Linc Energy, Ltd. *	36,273	44,350
MacArthur Coal, Ltd.	7,446	39,221
Macmahon Holdings, Ltd.	166,427	45,408
Macquarie Communications Infrastructure Group, Ltd.	99,875	238,913
Marion Energy, Ltd. *	55,425	11,104
Minara Resources, Ltd. *	22,971	15,332
Mincor Resources NL	57,399	71,090
Mineral Deposits, Ltd. *	85,806	42,433
Mirabela Nickel, Ltd. *	21,804	44,333
Monadelphous Group, Ltd.	2,179	20,650
Mosaic Oil NL *	160,000	19,268
Mount Gibson Iron, Ltd. *	23,190	16,690
Murchison Metals, Ltd. *	88,972	119,816
Nexus Energy, Ltd. *	105,968	31,167
Nido Petroleum, Ltd. *	205,243	27,949
Otto Energy, Ltd. *	63,569	3,922
Pacific Brands, Ltd.	274,899	187,358
Pan Pacific Petroleum NL *	39,039	14,737
PaperlinX, Ltd.	117,104	40,007
Perilya, Ltd. *	45,145	12,813
Perpetual Trust of Australia, Ltd.	1,191	27,272
PMP, Ltd.	78,662	24,547
Port Bouvard, Ltd. *	24,303	7,439
Prime Retirement & Aged Care Property Trust *	14,396	981
Programmed Maintenance Services, Ltd.	13,176	29,018
pSivida Corp. *	5,680	9,174
Publishing & Broadcasting, Ltd.	22,755	41,099
Riversdale Mining, Ltd. *	23,895	101,378
Roc Oil Company, Ltd. *	83,218	52,255
SAI Global, Ltd.	29,052	66,568
Sally Malay Mining, Ltd.	55,382	100,221

The accompanying notes are an integral part of the financial statements.

119

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Seek, Ltd.	30,761	$102,828
Seven Network, Ltd. *	25,809	111,161
Sigma Pharmaceuticals, Ltd.	230,527	224,195
Skilled Group, Ltd.	2,366	2,311
Spark Infrastructure Group	55,588	50,508
Strike Resources, Ltd. *	14,267	5,043
STW Communications Group, Ltd.	36,346	18,776
Sundance Resources, Ltd. *	320,476	39,736
Sunland Group, Ltd.	36,793	19,598
Tamaya Resources, Ltd. * (a)(e)	214,523	0
Technology One, Ltd.	54,308	35,609
Ten Network Holdings, Ltd.	19,656	18,438
Thakral Holdings Group, Ltd.	136,095	27,327
Timbercorp, Ltd. (e)	78,363	0
Tower Australia Group, Ltd.	70,548	157,237
Tox Free Solutions, Ltd. *	16,000	23,389
Transfield Services Infrastructure Fund	4,191	3,270
Transfield Services, Ltd.	26,740	49,157
Transpacific Industries Group, Ltd.	2,836	4,113
United Minerals Corp. *	35,612	23,237
Village Roadshow, Ltd.	26,670	21,365
Vision Group Holdings, Ltd.	15,793	9,469
Wattyl, Ltd.	13,826	6,111
WDS, Ltd.	21,815	26,272
Western Areas NL *	4,229	20,010
Whitehaven Coal, Ltd.	25,216	63,671
Windimurra Vanadium, Ltd. * (e)	26,337	0
Wotif.com Holdings, Ltd.	21,840	82,479

		5,304,403
Austria - 1.58%
Andritz AG	7,630	321,120
Austrian Airlines AG *	11,628	65,249
BWIN Interactive Entertainment AG *	6,451	281,907
BWT AG	474	9,440
Constantia Packaging AG	542	21,662
EVN AG	1,155	19,268
Flughafen Wien AG	2,266	92,013
Frauenthal Holdings AG *	179	1,568
Intercell AG *	9,189	314,980
Oesterreichische Post AG	8,960	257,258
S&T System Integration & Technology Distribution AG *	550	7,210
Schoeller-Bleckmann Oilfield Equipment AG	2,728	99,784
Strabag SE	1,969	43,651

		1,535,110
Belgium - 1.16%
Ackermans & Van Haaren NV	316	20,944
Bekaert SA	2,563	263,949
Devgen *	2,254	21,137
Econocom Group SA	3,039	31,781
Elia System Operator SA/NV	3,749	136,735
Euronav NV	2,924	54,478
EVS Broadcast Equipment SA	609	30,756
Exmar NV	836	11,945
International Brachytherapy SA *	3,541	16,544
Melexis NV	2,864	$17,936
Omega Pharma SA	4,302	142,756
SA D’Ieteren Trading NV	81	16,673
Telenet Group Holding NV *	13,280	281,953
Umicore	3,376	76,895

		1,124,482
Canada - 7.28%
Absolute Software Corp. *	9,200	44,768
Aecon Group, Inc.	14,300	141,875
Akita Drilling, Ltd.	1,500	9,156
Alexco Resource Corp. *	4,800	9,161
Anderson Energy, Ltd. *	8,700	6,208
Angiotech Pharmaceuticals, Inc. *	2,006	3,449
Antrim Energy, Inc. *	15,500	10,128
Aquiline Resources, Inc. *	14,152	22,022
Argosy Energy, Inc. *	1,226	1,465
Astral Media, Inc.	9,700	248,014
ATS Automation Tooling Systems, Inc. *	23,047	86,588
Augusta Resource Corp. *	17,300	31,978
Aurizon Mines, Ltd. *	35,800	128,962
Baffinland Iron Mines Corp. *	34,500	12,606
Bioms Medical Corp. *	14,500	34,656
Bioteq Environment Technologies, Inc. *	500	193
Birch Mountain Resources, Ltd. *	9,200	40
Birchcliff Energy, Ltd. *	12,100	62,937
BNK Petroleum, Inc. *	12,834	4,193
Canaccord Capital, Inc.	7,300	43,619
Canada Bread Company, Ltd.	2,160	71,960
Canadian Hydro Developers, Inc. *	14,300	45,857
Canadian Royalties, Inc. *	1,500	606
Canadian Western Bank	5,166	75,237
Canfor Corp. *	16,240	69,810
Cangene Corp. *	100	421
CanWest Global Communications Corp. *	13,650	1,819
Capstone Mining Corp. *	21,500	47,505
Carpathian Gold, Inc. *	24,200	6,658
CE Franklin, Ltd. *	614	3,241
Celestica, Inc. *	12,200	82,651
Chariot Resources, Ltd. *	37,000	7,316
Clarke, Inc.	2,800	6,764
Coalcorp Mining, Inc. *	9,785	1,893
Cogeco Cable, Inc.	3,900	94,956
COM DEV International, Ltd. *	8,800	21,713
Comaplex Minerals Corp. *	24	92
Compton Petroleum Corp. *	28,289	32,347
Connacher Oil & Gas, Ltd. *	64,700	51,175
Constellation Software, Inc.	1,300	36,883
Corus Entertainment, Inc., Class B	20,726	264,610
Cott Corp. *	8,800	49,555
Dalsa Corp.	3,600	19,499
Delphi Energy Corp. *	23,445	21,567
Descartes Systems Group, Inc. *	3,800	14,538
Dundee Precious Metals, Inc. *	14,200	21,364
DundeeWealth, Inc.	7,558	55,882
Entree Gold, Inc. *	7,400	7,380
Equinox Minerals, Ltd. *	35,600	81,719

The accompanying notes are an integral part of the financial statements.

120

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Exco Technologies, Ltd.	2,900	$2,992
Farallon Mining, Ltd. *	48,500	12,509
Flint Energy Services, Ltd. *	5,796	57,554
Forsys Metals Corp. *	400	1,599
Fronteer Development Group, Inc. *	7,837	26,884
Garda World Security Corp. *	7,300	30,753
Gennum Corp.	2,342	8,094
Gluskin Sheff & Associates, Inc.	3,100	42,909
Grey Wolf Exploration, Inc. *	11,500	7,415
Greystar Resources, Ltd. *	7,400	20,168
Groupe Aeroplan, Inc.	10,500	74,475
Guyana Goldfields, Inc. *	6,600	21,051
Harry Winston Diamond Corp.	18,961	112,969
Heroux-Devtek, Inc. *	1,600	5,640
Highpine Oil & Gas, Ltd. *	15,158	57,210
Home Capital Group, Inc.	7,800	202,586
HudBay Minerals, Inc. *	16,400	108,285
Imax Corp. *	1,200	9,811
Imperial Metals Corp. *	400	1,252
Industrial Alliance Insurance and Financial Services, Inc.	4,400	97,408
Inmet Mining Corp.	2,700	99,049
International Forest Products, Ltd., Class A *	2,050	4,142
International Royalty Corp.	16,100	52,322
Intertape Polymer Group, Inc. *	7,600	6,861
Iteration Energy, Ltd. *	48,859	49,147
Jinshan Gold Mines, Inc. *	17,500	14,293
KAB Distribution, Inc. *	10,800	5,850
Kimber Resources, Inc. *	250	120
Labopharm, Inc. *	13,500	27,855
Lake Shore Gold, Corp. *	11,100	26,053
Laurentian Bank of Canada	6,314	190,427
Le Chateau, Inc.	2,500	25,728
Leon’s Furniture, Ltd.	7,726	67,752
Lundin Mining Corp. *	19,595	56,436
MacDonald Dettwiler & Associates, Ltd. *	8,482	193,245
Mahalo Energy, Ltd. * (e)	6,900	0
Major Drilling Group International	6,500	102,042
Martinrea International, Inc. *	18,293	101,440
Maxim Power Corp. *	7,700	18,337
MDC Partners, Inc. *	100	545
MDS, Inc. *	22,778	119,652
Mega Uranium, Ltd. *	24,000	36,109
Methanex Corp.	23,200	281,436
Miranda Technologies, Inc. *	85	336
Mosaid Technologies, Inc.	2,700	35,516
Norbord, Inc. *	9,400	10,910
North American Palladium, Ltd. *	3,700	9,034
Northgate Minerals Corp. *	16,605	35,261
NuVista Energy, Ltd. *	17,473	153,977
Open Text Corp. *	2,600	95,001
Osisko Mining Corp. *	3,500	19,709
Pan American Silver Corp. *	12,200	226,243
Pelangio Exploration, Inc. *	4,400	1,475
Petrolifera Petroleum, Ltd. *	6,850	16,784
Platinum Group Metals, Ltd. *	5,000	5,158
Polymet Mining Corp. *	43	$55
ProspEx Resources, Ltd. *	7,735	3,458
Pulse Data, Inc.	5,782	6,313
Quebecor World, Inc. *	15,400	208
Quebecor, Inc.	7,877	134,088
Quest Capital Corp.	9,200	7,910
Reitman’s Canada, Ltd., Class A	6,400	79,013
Resin Systems, Inc. *	30,580	11,305
Resverlogix Corp. *	3,400	8,214
Richelieu Hardware, Ltd.	100	1,500
RONA, Inc. *	27,704	303,681
Rubicon Minerals Corp. *	22,600	67,034
Samuel Manu-Tech, Inc.	1,500	4,281
Scorpio Mining Corp. *	8,900	3,367
Semafo, Inc. *	46,900	85,078
ShawCor, Ltd., Class A	2,800	48,458
Sherritt International Corp.	19,600	88,298
Shore Gold, Inc. *	62,100	25,093
Silver Standard Resources, Inc. *	2,500	47,651
Softchoice Corp.	400	1,341
Stantec, Inc. *	10,300	247,859
Starfield Resources, Inc. *	37,000	5,726
Stella-Jones, Inc.	100	1,943
Storm Exploration, Inc. *	4,900	49,289
SunOpta, Inc. *	6,708	16,033
SXC Health Solutions Corp. *	2,400	61,220
Thompson Creek Metals Company, Inc. *	6,600	67,524
TLC Vision Corp. *	3,400	818
Toromont Industries, Ltd.	1,000	20,505
Torstar Corp., Class B	14,700	65,844
Transat A.T., Inc., Class A	600	5,432
Transglobe Energy Corp. *	5,600	14,925
Transition Therapeutics, Inc. *	2,700	10,237
Treasury Metals, Inc. *	2,921	477
Trican Well Service, Ltd.	15,900	136,971
Uranium One, Inc. *	18,700	42,926
Uranium Participation Corp. *	18,455	118,363
Ur-Energy, Inc. *	22,900	17,719
Vecima Networks, Inc. *	2,779	11,707
Vitran Corp., Inc. *	600	5,932
Wesdome Gold Mines, Ltd.	12,800	20,689
West Energy, Ltd. *	16,925	30,557
Westport Innovations, Inc. *	3,857	31,137
Wi-LAN, Inc.	17,000	33,616
Winpak, Ltd.	200	1,155
Xtreme Coil Drilling Corp. *	3,452	11,574
Zarlink Semiconductor, Inc. *	4,500	2,631
ZCL Composites, Inc.	3,500	11,284

		7,057,284
Denmark - 0.92%
Amagerbanken A/S *	3,625	37,253
Auriga Industries	3,700	64,219
Bang & Olufsen AS, Series B	6,600	45,053
Bavarian Nordic A/S *	950	33,551
Capinordic A/S *	7,100	3,330
D.S. Norden A/S	1,311	45,069

The accompanying notes are an integral part of the financial statements.

121

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Dantherm A/S *	279	$1,564
Det Ostasiatiske Kompagni AS	4,086	136,777
Fionia Bank A/S * (e)	1,700	0
Fluegger A/S, Series B	250	10,837
GN Store Nord A/S *	11,570	46,293
Greentech Energy Systems A/S *	12,495	53,493
Jyske Bank AS *	2,844	81,515
Lan & Spar Bank A/S *	225	12,080
Mols-Linien A/S *	575	7,007
NKT Holding A/S *	1,095	36,967
Ostjydsk Bank A/S *	167	9,663
Ringkjoebing Landbobank A/S *	297	26,032
Roskilde Bank A/S * (e)(j)	473	0
Satair A/S	294	7,486
Schouw & Company A/S, Series B	505	8,763
SimCorp A/S	492	76,442
Spar Nord Bank A/S *	4,942	46,272
Sydbank AS *	3,348	77,180
Thrane & Thrane A/S	754	20,620

		887,466
Finland - 3.75%
Alma Media Oyj	6,216	42,411
Atria PLC	2,940	41,499
Cargotec Corp. Oyj, B Shares	4,078	70,218
Elektrobit Corp. *	2,752	2,283
Elisa Oyj, Class A	29,207	481,477
Finnlines Oyj *	6,877	55,224
Fiskars Corp.	3,512	41,202
Ilkka-Yhtyma Oyj	2,508	24,203
KCI Konecranes Oyj	18,802	443,205
Kemira Oyj	17,126	164,251
Kesko Oyj	13,887	368,138
Lannen Tehtaat Oyj	738	12,621
Metra Oyj, B Shares	1,872	60,470
Metso Oyj	3,653	68,425
Neste Oil Oyj	3,697	51,469
Nokian Renkaat Oyj	3,420	64,483
Orion Oyj, Series A	3,454	54,228
Orion Oyj, Series B	18,443	289,365
Outokumpu Oyj	4,134	71,598
Outotec Oyj	2,646	62,944
Pohjola Bank PLC	40,055	320,359
Poyry Oyj	7,829	111,063
Ramirent Oyj	16,133	99,304
Rapala VMC Oyj	6,519	38,844
Rautaruukki Oyj	2,410	48,197
Sanoma WSOY Oyj (a)	13,437	208,999
Scanfil Oyj	3,574	9,785
Talentum Oyj	10,738	24,263
Tecnomen Oyj	11,844	16,647
Uponor Oyj	13,394	158,637
Vacon Oyj	1,942	64,729
YIT Oyj	5,891	61,179

		3,631,720
France - 6.36%
Altran Technologies SA *	25,332	$71,439
Archos SA *	169	898
Arkema	10,809	253,976
Atos Origin SA *	10,139	344,235
Beneteau SA	6,369	69,332
BioMerieux SA	233	20,437
Bourbon SA	5,599	220,084
Bull SA *	17,359	45,853
Carbone Lorraine SA	2,908	79,932
Delachaux SA	1,236	83,230
Electricite de Strasbourg SA *	213	30,512
Etablissements Maurel et Prom SA	15,425	261,771
Euler Hermes SA	3,085	188,189
Faurecia *	4,688	42,394
Fleury Michon SA	646	27,197
Gemalto NV *	5,824	202,028
Groupe Steria SA (a)	5,581	102,621
Guerbet SA	242	37,869
Guyenne & Gascogne SA	315	27,381
Havas SA	94,630	233,417
Imerys SA *	534	20,339
Imerys SA *	2,672	112,292
Ipsos SA	5,831	146,656
JC Decaux SA *	1,251	19,910
Lafuma SA *	323	3,952
Lectra SA *	2,262	6,951
LVL Medical Groupe SA *	1,337	25,634
M6-Metropole Television	12,859	243,649
Manutan SA	162	8,070
Neopost SA	5,686	511,309
Nexity SA	2,799	83,641
Orpea SA *	3,896	171,833
Pierre & Vacances SA	453	31,515
Pinguely-Haulotte SA *	4,594	32,116
Radiall SA	173	9,390
Rallye SA	2,960	78,453
Remy Cointreau SA	4,296	155,744
Rexel SA *	17,196	146,064
Rhodia SA *	6,574	49,681
Robertet SA	247	25,484
Sa des Ciments Vicat *	360	20,708
Saft Groupe SA	1,920	76,274
SEB SA	4,244	175,976
Sechilienne-Sidec SA	3,174	110,098
SeLoger.com *	2,140	60,067
Societe BIC SA	5,047	289,870
Somfy SA	392	68,511
Spir Communication SA *	492	10,707
SR Teleperformance SA	13,145	400,427
Stallergenes SA	1,462	96,690
Stef-TFE Group	1,149	48,332
Theolia SA *	6,555	28,715
Toupargel-Agrigel SA	539	11,595
Trigano SA	2,742	37,689
UbiSoft Entertainment SA *	2,614	63,903
Viel & Compagnie SA	7,961	25,704

The accompanying notes are an integral part of the financial statements.

122

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Vilmorin & Compagnie SA	901	$88,103
VM Materiaux SA	263	15,787
Zodiac SA	9,448	307,803

		6,162,437
Germany - 5.96%
Adlink Internet Media AG *	2,787	14,196
Axel Springer AG *	476	47,154
Baader Wertpapierhandelsbank AG *	4,170	13,836
Balda AG *	8,571	15,433
Boewe Systec AG *	415	3,607
Demag Cranes AG	1,683	38,105
Deutsche Wohnen AG *	6,220	86,828
Deutz AG *	11,418	53,167
Douglas Holding AG	8,290	314,626
Drillisch AG *	10,921	32,260
DVB Bank AG	6,310	204,481
Fielmann AG	440	29,091
Fraport AG, ADR	1,712	73,396
Freenet AG *	8,284	83,285
GEA Group AG	6,860	104,065
Gerresheimer AG	8,116	180,391
Gerry Weber International AG	1,710	43,151
Gesco AG	571	29,303
GPC Biotech AG *	2,531	4,759
Hamburger Hafen und Logistik AG	866	33,434
Hochtief AG	1,960	99,024
Infineon Technologies AG *	40,159	145,790
IWKA AG *	5,877	91,370
Jenoptik AG *	10,554	44,261
Kloeckner & Company SE *	3,094	66,052
Kontron AG	10,995	141,560
Krones AG	4,215	160,659
Lanxess AG	8,322	206,441
Leoni AG	7,696	126,723
Loewe AG	1,751	19,685
Medigene AG *	3,040	17,953
MLP AG	10,575	128,749
MTU Aero Engines Holding AG	3,810	139,110
Muehlbauer Holding AG & Company KGaA	156	3,355
MVV Energie AG	624	27,180
Norddeutsche Affinerie AG	9,454	274,373
Nordex AG *	3,590	56,453
Pfleiderer AG *	1,276	9,309
Plambeck Neue Energien AG *	8,528	25,896
Praktiker Bau- und Heimwerkermaerkte AG	6,192	60,544
Premiere AG *	105,803	427,842
Q-Cells AG *	2,902	59,328
Qiagen AG *	6,353	117,918
Rhoen-Klinikum AG	13,397	296,236
Sartorius AG	2,096	45,265
SGL Carbon AG *	2,223	68,858
Solar Millennium AG *	2,158	71,017
Solarworld AG	2,852	67,350
Suess MicroTec AG *	2,259	9,279
Symrise AG	28,870	427,256
Tognum AG	22,796	300,325
United Internet AG *	4,358	$51,191
Vossloh AG	3,060	368,061
Wacker Construction Equipment AG	3,587	33,554
Wincor Nixdorf AG	2,549	142,944
WMF Wuerttembergische Metallwarenfabrik AG	1,601	43,796

		5,779,275
Greece - 1.41%
Alapis Holding Industrial & Commercial SA	172,091	241,594
Athens Medical Center SA	8,110	18,570
Athens Stock Exchange SA	24,158	269,413
Athens Water Supply and Sewage Company SA *	2,009	19,391
Autohellas SA	2,895	7,288
Bank of Greece SA	339	19,955
Forthnet SA *	14,896	39,414
Frigoglass SA	6,090	49,966
Greek Postal Savings Bank SA *	17,718	119,532
Hellenic Petroleum SA	5,692	55,023
Hellenic Technodomiki Tev SA	2,466	18,319
Inform P Lykos SA *	3,669	9,712
Intracom Holdings SA *	9,612	20,545
Intracom SA Technical & Steel Constructions SA	14,441	13,641
Loulis Mills SA *	3,783	9,127
Maritime Company of Lesvos SA * (e)	43,064	0
Michaniki SA	11,010	26,371
Motodynamic SA	320	919
Mytilineos Holdings SA	27,192	219,235
Nireus Aquaculture SA	11,042	12,571
Sarantis SA *	3,860	19,298
Singularlogic SA *	10,294	32,642
Titan Cement Company SA	4,951	130,381
Viohalco SA *	2,838	18,386

		1,371,293
Hong Kong - 1.51%
Allied Group, Ltd.	32,000	75,541
Associated International Hotels, Ltd. *	46,000	91,999
C Y Foundation Group, Ltd. *	300,000	5,439
Cafe de Coral Holdings, Ltd.	14,000	27,902
Champion Technology Holdings, Ltd.	664,045	23,444
Cheuk Nang Holdings, Ltd.	40,720	9,153
China Renji Medical Group, Ltd. *	2,362,000	20,836
China Sci-Tech Holdings, Ltd. *	618,240	19,934
China Solar Energy Holdings, Ltd. *	550,000	10,005
China Yunnan Tin Minerals Group Company, Ltd. *	380,000	11,557
Chuang’s Consortium International, Ltd.	248,000	18,523
Chung Tai Printing Holdings, Ltd.	1,300,000	45,057
Coastal Greenland, Ltd. *	200,000	17,747
Coslight Technology International Group, Ltd.	16,000	10,315
Dah Sing Financial Group	5,600	22,851
DVN Holdings Company, Ltd.	112,000	7,409
EganaGoldpfeil Holdings, Ltd. * (e)	103,373	0
Emperor Entertainment Hotel, Ltd.	175,000	15,532
Extrawell Pharmaceutical Holdings, Ltd. * (e)	130,000	0

The accompanying notes are an integral part of the financial statements.

123

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Fong’s Industries Company, Ltd.	62,000	$15,105
Fountain Set Holdings, Ltd. *	118,000	10,484
Get Nice Holdings, Ltd.	502,000	38,476
Global Green Tech Group, Ltd. *	97,920	5,463
Great Eagle Holdings, Ltd,	29,000	61,325
Hang Fung Gold Technology, Ltd. (e)	90,000	0
Imagi International Holdings, Ltd. *	170,000	13,600
Interchina Holdings Company *	3,585,000	24,979
International Luk Fook Holdings, Ltd.	60,000	26,551
Johnson Electronic Holdings, Ltd.	71,500	19,393
Kantone Holdings, Ltd.	755,517	19,191
Kowloon Development Company, Ltd.	23,000	20,141
Lee & Man Paper Manufacturing, Ltd.	22,400	22,227
Luks Group Vietnam Holdings Company, Ltd.	44,000	23,418
Matsunichi Communication Holdings, Ltd. *	45,000	17,429
Media Chinese International, Ltd.	110,000	14,903
Nam Tai Electronic & Electrical Products, Ltd.	99,000	18,771
Natural Beauty Bio-Technology, Ltd.	90,000	14,947
Norstar Founders Group, Ltd.	244,000	22,983
Pacific Basin Shipping, Ltd.	84,000	52,990
Peace Mark Holdings, Ltd. * (e)	164,000	0
Playmates Holdings, Ltd.	31,800	7,470
Ports Design, Ltd.	39,500	91,343
Road King Infrastructure, Ltd.	26,000	19,306
Shanghai Zendai Property, Ltd. *	700,000	22,456
Skyfame Realty Holdings, Ltd. *	216,000	15,557
Solomon Systech International, Ltd.	492,000	38,010
Star Cruises, Ltd. *	211,000	28,857
Sun Hung Kai & Company, Ltd.	30,000	19,015
Tack Fat Group International, Ltd. * (e)	272,000	0
Tai Fook Securities Group, Ltd.	99,120	26,892
TAK Sing Alliance Holdings, Ltd.	126,000	15,385
TCC International Holdings, Ltd. *	12,353	4,641
Techtronic Industries Company, Ltd.	103,000	70,869
Titan Petrochemicals Group, Ltd. *	620,000	14,167
Transport International Holdings, Ltd.	8,800	23,486
Upbest Group, Ltd.	158,000	15,656
Varitronix International, Ltd.	68,000	17,332
Victory City International Holdings, Ltd.	210,999	26,057
Vongroup, Ltd. *	210,000	6,500
VST Holdings Company, Ltd. *	176,000	27,300
Wai Kee Holdings, Ltd. *	68,000	11,334
Wheelock Properties, Ltd.	115,000	66,252
Yugang International, Ltd. *	1,366,000	16,734

		1,460,239
Ireland - 2.60%
AER Lingus Group PLC *	67,729	45,523
C&C Group PLC - London Exchange	151,616	506,716
DCC PLC	16,259	335,524
DCC PLC	190	3,924
Dragon Oil PLC *	38,971	229,416
Dragon Oil PLC *	46,729	280,094
FBD Holdings PLC - London Exchange	3,296	23,119
FBD Holdings PLC	2,085	20,943
Glanbia PLC	37,999	117,446
IFG Group PLC	10,000	10,532
Independent News & Media PLC - London Exchange	125,664	$42,839
Independent News & Media PLC	27,385	9,603
Kingspan Group PLC - London Exchange	56,989	320,679
Paddy Power PLC - London Exchange	11,861	274,977
Paddy Power PLC	6,582	153,592
United Drug PLC	53,307	148,083

		2,523,010
Italy - 2.76%
Acea SpA	5,257	64,235
Ansaldo STS SpA	17,177	316,817
Autogrill SpA	4,322	36,657
Azimut Holding SpA	28,231	267,645
Banca Popolare dell’Etruria e del Lazio SpA	2,906	19,730
Banca Popolare di Milano SpA	23,757	142,175
Benetton Group SpA	16,917	148,806
Brembo SpA	8,798	52,250
Buzzi Unicem SpA	3,243	46,167
Caltagirone SpA	2,499	8,688
Carraro SpA *	4,098	16,683
CIR-Compagnie Industriali Riunite SpA *	126,158	208,693
Credito Artigiano SpA	7,592	20,120
Credito Emiliano SpA *	23,598	113,258
Davide Campari Milano SpA	33,990	272,766
DiaSorin SpA	1,993	49,606
ERG SpA	1,452	20,190
Gewiss SpA	2,308	9,368
Gruppo Editoriale L’Espresso SpA *	35,685	51,221
Hera SpA	31,149	75,967
Impregilo SpA	22,385	78,083
Iride SpA	10,417	18,005
Italcementi SpA	3,634	41,528
Italmobiliare SpA *	827	27,851
Juventus Football Club SpA *	4,630	5,290
KME Group SpA	18,421	13,098
Lottomatica SpA	2,274	43,904
Mediolanum SpA	8,082	43,251
Milano Assicurazioni SpA	5,778	19,177
Piccolo Credito Valtellinese SCRL	4,844	43,862
Pirelli & Company SpA *	62,581	22,127
Prysmian SpA	8,654	130,369
Recordati SpA	28,379	175,729
Risanamento SpA *	20,386	10,397
Safilo Group SpA *	56,264	35,055
Save SpA	829	5,069
Societa’ Cattolica di Assicurazioni SCRL *	680	23,080

		2,676,917
Japan - 23.33%
Accordia Golf Company, Ltd. *	17	13,758
Adeka Corp.	19,900	189,964
Aderans Company, Ltd.	1,900	22,371
Aeon Delight Company, Ltd.	1,300	21,002
Aica Kogyo Company, Ltd.	13,400	130,808
Aichi Bank, Ltd.	600	50,735
Aichi Steel Corp.	6,000	22,587

The accompanying notes are an integral part of the financial statements.

124

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Akebono Brake Industry Company, Ltd.	11,200	$51,096
Akita Bank, Ltd.	12,000	45,588
Alpen Company, Ltd.	700	12,670
Alpine Electronics, Inc.	7,800	80,379
Alps Electric Company, Ltd.	7,000	37,801
Altech Corp.	3,600	21,707
Amano Corp.	14,600	142,587
Ando Corp.	14,000	22,016
AOC Holdings, Inc.	2,500	23,304
AOKI Holdings, Inc.	6,700	72,732
Aomori Bank, Ltd.	10,000	38,816
Aoyama Trading Company, Ltd.	13,900	239,633
Arcs Company, Ltd. *	1,400	19,986
Arealink Company, Ltd.	105	6,922
Arisawa Manufacturing Company, Ltd.	3,300	19,693
Asahi Diamond Industrial Company, Ltd.	14,000	79,448
ASATSU-DK, Inc.	6,400	144,575
Atsugi Company, Ltd.	44,000	62,820
Autobacs Seven Company, Ltd.	6,600	236,011
Avex Group Holdings, Inc.	6,800	63,770
Bank of Iwate, Ltd.	800	45,749
Bank of Nagoya, Ltd.	10,000	45,007
Bank of Okinawa, Ltd.	1,400	50,005
Belluna Company, Ltd.	7,000	26,627
BSL Corp. *	23,000	5,249
CAC Corp.	3,400	24,581
Calsonic Kansei Corp.	10,000	19,632
Canon Electronics, Inc.	4,400	63,795
Canon Finetech, Inc.	1,600	21,405
Capcom Company, Ltd.	1,400	25,133
Cawachi, Ltd.	1,100	20,951
Central Glass Company, Ltd.	40,000	158,951
Century Leasing System, Inc.	11,325	128,536
Chino Corp.	10,000	26,902
Chiyoda Company, Ltd.	6,400	91,382
Chofu Seisakusho Company, Ltd.	1,100	22,396
Chudenko Corp.	6,000	99,390
Chugai Mining Company, Ltd. *	34,900	14,469
Chukyo Bank, Ltd.	12,000	38,362
Circle K Sunkus Company, Ltd.	300	4,680
CKD Corp.	14,500	73,679
CMK Corp.	11,500	113,604
Coca-Cola Central Japan Company, Ltd.	1,500	20,692
Cocokara fine Holdings, Inc.	1,540	23,594
Columbia Music Entertainment, Inc. *	27,000	13,343
Creed Corp. (e)	33	0
D.G. Roland Corp.	3,000	40,427
Daido Metal Company, Ltd.	8,000	32,906
Daiei, Inc. *	4,250	18,954
Daifuku Company, Ltd.	6,000	42,572
Daiichi Chuo Kisen Kaisha, Ltd.	8,000	22,901
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	7,575
Daiki Aluminium Industry Company, Ltd.	7,000	16,606
Daikyo, Inc.	11,000	18,803
Daimei Telecom Engineering Corp.	10,000	95,833
Dainippon Screen Manufacturing Company, Ltd.	4,000	$13,731
Daio Paper Corp.	5,000	43,730
Daiseki Company, Ltd.	2,500	54,890
DCM Japan Holdings Company, Ltd.	7,900	53,982
Disco Corp.	1,400	59,155
Don Quijote Company, Ltd.	300	5,744
Doutor Nichires Holdings Company, Ltd.	2,700	36,447
DTS Corp.	4,800	49,952
Duskin Company, Ltd. *	2,600	44,079
Dydo Drinco, Inc.	800	21,783
E-Access, Ltd.	290	237,489
Eagle Industry Company, Ltd.	4,000	16,852
EDION Corp.	20,800	134,464
Ehime Bank, Ltd.	8,000	22,011
Eighteenth Bank, Ltd.	13,000	39,881
Eizo Nanao Corp.	4,500	87,940
Espec Corp.	3,000	22,720
Exedy Corp.	2,600	50,901
Fancl Corp.	7,900	96,306
FCC Company, Ltd. *	1,500	20,535
FDK Corp. *	11,000	19,493
FP Corp.	2,400	105,479
Fuji Company, Ltd.	1,200	21,564
Fuji Electric Holdings Company, Ltd.	12,000	19,804
Fuji Oil Company, Ltd.	2,000	23,285
Fuji Software ABC, Inc.	6,500	128,385
Fujicco Company, Ltd.	2,000	22,795
Fujikura Kasei Company, Ltd.	4,000	22,238
Fujitsu General, Ltd.	12,000	37,670
Fukui Bank, Ltd.	13,000	42,924
Fukuyama Transporting Company, Ltd.	9,000	40,075
Futaba Corp.	8,300	151,749
Future System Consulting Corp.	39	17,175
Gakken Company, Ltd.	15,000	29,056
Gigas K’s Denki Corp.	2,500	64,625
Goldcrest Company, Ltd.	570	14,962
Goldwin, Inc. *	11,000	28,335
Gulliver International Company, Ltd.	910	35,952
Gunze, Ltd.	34,000	151,170
H20 Retailing Corp.	8,000	45,333
Hanwa Company, Ltd.	8,000	29,898
Haseko Corp.	52,500	54,075
Heiwa Corp.	2,700	31,271
Heiwa Real Estate Company, Ltd.	34,500	112,539
Heiwado Company, Ltd.	1,600	19,394
Hikari Tsushin, Inc.	800	17,964
HIS Company, Ltd.	1,000	21,963
Hitachi Cable, Ltd.	8,000	25,492
Hitachi Information Systems, Ltd.	2,400	50,506
Hitachi Koki Company, Ltd.	900	7,913
Hitachi Kokusai Electric, Inc.	8,000	53,034
Hitachi Maxell, Ltd.	11,400	140,990
Hitachi Plant Technologies, Ltd.	5,000	24,856
Hitachi Software Engineering Company, Ltd.	3,300	56,219
Hitachi Zosen Corp. *	47,000	63,028

The accompanying notes are an integral part of the financial statements.

125

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hogy Medical Company, Ltd.	400	$20,327
Hokuetsu Paper Mills, Ltd.	10,000	49,309
Hokuto Corp.	1,000	20,573
Horiba, Ltd.	2,300	55,151
Hosiden Corp.	4,100	51,921
Howa Machinery, Ltd.	19,000	13,539
IBJ Leasing Company, Ltd.	5,000	68,957
Ichiyoshi Securities Company, Ltd.	8,800	72,600
Iino Kaiun Kaisha, Ltd.	20,200	119,740
Ikegami Tsushinki Company, Ltd. *	12,000	12,037
Imperial Hotel, Ltd.	900	19,542
Inaba Denki Sangyo Company, Ltd.	1,000	23,317
Ines Corp.	9,800	66,598
Invoice, Inc.	2,077	38,769
Iseki & Company, Ltd. *	6,000	24,321
Ishihara Sangyo Kaisha, Ltd. *	99,000	106,249
ITO EN, Ltd.	1,300	18,439
Itochu Enex Company, Ltd.	12,200	75,264
Itoham Foods, Inc.	35,000	131,415
Iwatani International Corp.	42,000	117,515
Izumiya Company, Ltd.	4,000	23,272
J. Bridge Corp. *	7,000	2,528
Japan Airport Terminal Company, Ltd.	1,300	15,730
Japan Aviation Electronics Industry, Ltd.	4,000	24,718
Japan Wool Textile Company, Ltd.	4,000	27,582
Jastec Company, Ltd.	400	2,308
JBCC Holdings, Inc.	4,200	29,146
JFE Shoji Holdings, Inc.	23,000	84,811
JVC KENWOOD Holdings, Ltd. *	24,800	17,647
kabu.com Securities Company, Ltd. *	16	21,290
Kaga Electronics Company, Ltd.	1,700	22,683
Kagawa Bank, Ltd.	5,000	20,806
Kakaku.com, Inc.	11	41,687
Kaken Pharmaceutical Company, Ltd.	20,000	178,063
Kanto Auto Works, Ltd.	6,800	65,653
Kato Works Company, Ltd.	10,000	24,900
KAWADA TECHNOLOGIES, INC. *	900	12,610
Kawai Musical Instruments Manufacturing Company, Ltd.	20,000	24,401
Kawashima Selkon Textiles Company, Ltd. *	18,000	17,915
Kayaba Industry Company, Ltd.	36,000	80,410
Keihin Corp.	3,600	46,994
Kintetsu World Express, Inc.	100	2,375
Kitz Corp.	23,000	78,155
Kiyo Holdings, Inc.	47,000	59,779
Koa Corp.	2,700	22,391
Kohnan Shoji Company, Ltd.	6,400	63,198
Kokuyo Company, Ltd.	5,400	47,157
Komeri Company, Ltd.	800	17,676
Komori Corp.	4,700	56,101
KRS Corp.	900	8,469
Kumagai Gumi Company, Ltd.	33,000	33,465
Kurabo Industries, Ltd.	11,000	22,818
Kureha Corp.	24,000	126,648
Kurimoto, Ltd.	27,000	31,831
Kuroda Electric Company, Ltd.	7,800	104,660
Kyoei Steel, Ltd.	400	$11,315
Kyorin Company, Ltd.	3,000	45,493
Kyoto Kimono Yuzen Company, Ltd.	2,000	16,568
Kyowa Exeo Corp.	6,000	59,555
Kyudenko Corp.	3,000	20,747
Life Corp.	100	1,698
Lintec Corp.	1,100	19,011
Maeda Corp.	33,000	125,340
Maeda Road Construction Company, Ltd.	14,000	142,999
Mars Engineering Corp.	400	11,477
Marudai Food Company, Ltd.	8,000	23,288
Maruetsu, Inc. *	18,000	93,078
Maruha Group, Inc.	91,385	136,793
Matsuya Company, Ltd.	1,300	15,570
Meidensha Corp.	15,000	86,287
Meitec Corp.	1,000	17,188
Mikuni Coca-Cola Bottling Company, Ltd.	2,600	21,066
Milbon Company, Ltd.	2,800	63,206
Ministop Company, Ltd.	3,600	57,904
MISUMI Group, Inc.	2,300	32,363
Mitsubishi Estate Company, Ltd.	1,407	23,308
Mitsubishi Kakoki Kaisha, Ltd.	11,000	29,353
Mitsubishi Paper Mills, Ltd.	12,000	16,728
Mitsubishi Steel Manufacturing Company, Ltd.	34,000	79,374
Mitsui-Soko Company, Ltd.	24,000	94,559
Miura Company, Ltd.	1,900	42,326
Miyazaki Bank, Ltd.	11,000	43,621
Mochida Pharmaceutical Company, Ltd.	3,000	28,815
Modec, Inc.	1,100	19,298
Monex Group, Inc.	142	62,900
Mori Seiki Company, Ltd.	4,100	42,471
Morinaga Milk Industry Company, Ltd.	11,000	42,178
Moshi Moshi Hotline, Inc.	1,050	21,794
Musashino Bank, Ltd.	7,200	240,808
Nabtesco Corp.	5,000	49,086
Nachi-Fujikoshi Corp.	47,000	95,970
Nakayama Steel Works, Ltd.	24,000	56,793
NEC Electronics Corp. *	3,000	27,106
Net One Systems Company, Ltd.	32	56,200
Netmarks, Inc. *	23	7,515
New Tachikawa Aircraft Company, Ltd.	500	22,249
Nichias Corp.	23,000	67,208
Nichicon Corp.	13,500	194,611
Nichimo Corp.	28,000	291
NICHIREI Corp.	6,000	23,498
Nidec Copal Corp.	5,700	56,558
Nidec Sankyo Corp.	11,000	52,041
Nifco, Inc.	3,500	54,043
Nihon Chouzai Company, Ltd.	1,080	18,474
Nihon Kagaku Sangyo Company, Ltd.	1,000	5,919
Nihon Nohyaku Company, Ltd.	4,000	37,000
Nihon Parkerizing Company, Ltd.	5,000	52,781
Nihon Unisys, Ltd.	6,200	53,741
Nihon Yamamura Glass Company, Ltd.	16,000	40,225
Nippo Corp.	6,000	55,651
Nippon Avionics Company, Ltd.	2,000	3,889

The accompanying notes are an integral part of the financial statements.

126

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Beet Sugar
Manufacturing Company, Ltd.	9,000	$21,917
Nippon Chemi-Con Corp.	32,000	120,728
Nippon Densetsu Kogyo Company, Ltd.	7,000	73,453
Nippon Flour Mills Company, Ltd.	6,000	28,863
Nippon Formula Feed Manufacturing Company, Ltd.	19,000	23,405
Nippon Gas Company, Ltd.	2,600	38,302
Nippon Kasei Chemical Company, Ltd.	16,000	27,294
Nippon Kayaku Company, Ltd.	38,000	261,178
Nippon Koei Company, Ltd.	15,000	51,276
Nippon Konpo Unyu Soko Company, Ltd.	14,000	154,928
Nippon Koshuha Steel Company, Ltd.	16,000	17,830
Nippon Light Metal Company, Ltd.	118,000	133,789
Nippon Paint Company, Ltd.	4,000	20,562
Nippon Piston Ring Company, Ltd.	13,000	15,973
Nippon Sharyo, Ltd.	4,000	21,966
Nippon Shinyaku Company, Ltd.	9,000	103,088
Nippon Signal Company, Ltd.	12,700	105,454
Nippon Soda Company, Ltd.	5,000	22,409
Nippon Suisan Kaisha, Ltd.	58,300	152,726
Nippon Synthetic Chemical Industry Company, Ltd.	14,000	65,953
Nippon Thompson Company, Ltd.	18,000	93,685
Nippon Zeon Company, Ltd.	45,000	174,799
Nipro Corp.	10,000	204,377
Nissan Shatai Company, Ltd.	20,000	164,171
Nisshin Fudosan Company, Ltd.	2,900	12,822
Nisshin Oillio Group, Ltd.	10,000	51,879
Nissin Electric Company, Ltd.	14,000	76,227
Nissin Kogyo Company, Ltd.	1,900	24,138
Nittan Valve Company, Ltd.	1,200	4,336
NOF Corp.	12,000	48,303
Noritake Company, Ltd.	6,000	19,748
Noritz Corp.	5,800	65,145
Ohara, Inc. *	2,500	35,211
Oita Bank, Ltd.	8,000	40,961
Okabe Company, Ltd.	8,800	35,952
Okamoto Machine Tool Works, Ltd.	7,000	8,394
Okano Valve Manufacturing Company	3,000	27,843
Okasan Holdings, Inc.	6,000	29,961
Okinawa Electric Power Company, Inc.	800	43,092
OKK Corp.	10,000	10,205
Okuma Holdings, Inc.	9,000	42,189
Okumura Corp.	36,000	139,984
Okuwa Company, Ltd.	2,000	23,490
OMC Card, Inc. *	27,450	62,374
Onoken Company, Ltd.	4,300	44,876
Onward Kashiyama Company, Ltd.	8,000	51,518
Organo Corp.	9,000	73,679
Origin Electric Company, Ltd.	6,000	19,180
Osaka Steel Company, Ltd.	3,500	63,315
Osaki Electric Company, Ltd.	6,000	62,451
OSG Corp.	17,400	147,163
Pacific Golf Group International Holdings KK	24	14,883
PanaHome Corp.	17,000	103,448
Parco Company, Ltd.	2,500	19,445
Pasona Group, Inc.	36	$24,977
Pioneer Electronic Corp. *	14,100	41,627
Plenus Company, Ltd. *	1,200	17,537
Prima Meat Packers, Ltd.	5,000	6,057
Rasa Industries, Ltd.	10,000	13,257
Resorttrust, Inc.	9,100	96,037
Ricoh Leasing Company, Ltd.	3,700	72,523
Riken Vitamin Company, Ltd.	1,600	46,235
Rohto Pharmaceutical Company, Ltd.	16,000	180,517
Ryobi, Ltd.	34,000	89,211
Ryohin Keikaku Company, Ltd.	1,300	54,754
Ryosan Company, Ltd.	7,500	175,944
Ryoshoku, Ltd.	2,500	57,177
S Science Company, Ltd. *	102,000	3,176
Sagami Chain Company, Ltd.	1,000	9,355
Saibu Gas Company, Ltd.	16,000	41,426
Saizeriya Company, Ltd.	1,500	21,863
Sakata Seed Corp.	1,500	20,530
San-Ai Oil Company, Ltd.	5,000	23,361
Sanden Corp.	28,000	69,792
Sanei-International Company, Ltd.	2,700	23,193
Sanki Engineering Company, Ltd.	14,000	107,450
Sankyo-Tateyama Holdings, Inc.	22,000	19,814
Sankyu, Inc.	15,000	58,924
Sanrio Company, Ltd.	2,500	21,679
Sanshin Electronics Company, Ltd.	2,600	20,009
Sanwa Shutter Corp.	50,000	178,100
Sanyo Shokai, Ltd.	4,000	13,667
Sanyo Special Steel Company, Ltd.	5,000	18,970
Sapporo Hokuyo Holdings, Inc.	14,900	42,679
Satori Electric Company, Ltd.	2,000	11,710
Seiko Corp.	19,000	53,024
Senko Company, Ltd.	7,000	24,394
Senshukai Company, Ltd.	3,000	20,567
Shikoku Bank, Ltd.	11,000	41,677
Shima Seiki Manufacturing, Ltd.	1,900	43,997
Shimachu Company, Ltd.	2,500	52,555
Shimizu Bank, Ltd.	2,100	84,804
Shinkawa, Ltd.	1,500	20,071
Shinko Electric Company, Ltd. (a)	25,000	58,144
Shizuoka Gas Company, Ltd.	13,000	66,364
SHO-BOND Holdings Company, Ltd.	2,200	41,689
Shochiku Company, Ltd.	4,000	32,431
Silver Seiko, Ltd. * (a)	100,000	10,319
Snow Brand Milk Products Company, Ltd.	43,000	132,178
Sohgo Security Services Company, Ltd.	12,700	133,578
So-net Entertainment Corp.	25	47,952
SRI Sports, Ltd.	46	37,064
St. Marc Holdings Company, Ltd.	2,100	65,269
Suminoe Textile Company, Ltd.	10,000	14,034
Sumiseki Holdings, Inc. *	14,300	16,823
Sumisho Computer Systems Corp.	5,600	87,395
Sumitomo Mitsui Company, Ltd. *	15,500	18,598
Sumitomo Osaka Cement Company, Ltd.	22,000	47,490
Sumitomo Warehouse Company, Ltd.	39,048	175,858
Tadano, Ltd.	8,000	38,124

The accompanying notes are an integral part of the financial statements.

127

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Taihei Kogyo Company, Ltd.	12,000	$38,200
Taiho Kogyo Company, Ltd.	6,500	50,651
Taikisha, Ltd.	1,700	20,007
Taiyo Yuden Company, Ltd.	6,000	65,889
Takagi Securities Company, Ltd.	10,000	21,675
Takara Holdings, Inc.	35,000	213,579
Takara Standard Company, Ltd.	7,000	41,458
Takasago Thermal Engineering Company, Ltd.	15,000	134,673
Takata Corp.	5,600	88,051
Tasaki Shinju Company, Ltd.	7,000	9,685
TECMO KOEI HOLDINGS COMPANY, LTD. *	4,400	32,715
Teikoku Electric Manufacturing Company, Ltd.	2,300	52,719
Teikoku Piston Ring Company, Ltd.	5,200	24,537
Tenma Corp.	1,800	21,236
The Hokkoku Bank, Ltd.	18,000	66,141
The Yachiyo Bank, Ltd.	2,500	79,320
Tigers Polymer Corp.	1,000	4,203
TOA Road Corp.	8,000	17,482
Toagosei Company, Ltd.	46,000	126,416
Tobishima Corp. *	36,000	20,435
TOC Company, Ltd.	27,000	117,570
Tochigi Bank, Ltd.	8,000	41,054
Toei Company, Ltd.	11,000	54,644
Toenec Corp.	4,000	21,526
Toho Bank, Ltd.	9,000	38,314
Toho Holdings Company, Ltd. *	2,000	21,058
Toho Real Estate Company, Ltd.	100	502
Toho Titanium Company, Ltd.	6,600	112,609
Tokai Carbon Company, Ltd.	7,000	36,433
Tokai Rika Company, Ltd.	100	1,584
Tokai Rubber Industries, Ltd.	8,400	87,700
Tokai Tokyo Securities Company, Ltd.	49,000	177,547
Tokimec, Inc.	14,000	21,280
Tokyo Dome Corp.	14,000	47,184
Tokyo Ohka Kogyo Company, Ltd.	9,400	181,143
Tokyo Seimitsu Company, Ltd.	10,100	142,687
Tokyo Style Company, Ltd.	13,000	103,164
Tokyo Tekko Company, Ltd.	11,000	41,056
Tokyo Tomin Bank, Ltd.	6,600	126,441
Tokyu Livable, Inc.	4,400	41,641
Tomoe Corp.	8,000	22,444
Topy Industries, Ltd.	48,000	90,571
Tori Holdings Company, Ltd. *	82,000	5,104
Torii Pharmaceutical Company, Ltd.	1,300	20,978
Toshiba Plant Systems & Services Corp.	2,000	22,640
TOSHIBA TEC CORP.	31,000	125,553
Towa Pharmaceutical Company, Ltd.	500	25,076
Toyo Engineering Corp.	11,000	37,007
Toyo Ink Manufacturing Company, Ltd.	9,000	32,782
Toyo Kohan Company, Ltd.	12,000	55,775
Toyo Machinery & Metal Company, Ltd.	4,000	6,616
Toyo Tanso Company, Ltd.	1,100	41,930
Toyo Tire & Rubber Company, Ltd.	35,000	83,480
Toyobo Company, Ltd.	119,936	194,786
TS Tech Compay, Ltd. *	1,400	20,331
Tsubakimoto Chain Company, Ltd.	33,000	115,033
Tsugami Corp.	10,000	$22,014
Tsuruha Holdings, Inc.	3,600	108,140
ULVAC, Inc.	2,300	65,910
Unicharm Petcare Corp.	1,500	44,778
Uniden Corp.	13,000	39,043
Union Tool Company, Ltd.	2,700	70,457
Valor Company, Ltd.	2,600	20,280
Wakachiku Construction Company, Ltd. *	17,000	14,012
Watabe Wedding Corp.	2,000	32,390
Watami Company, Ltd.	3,900	76,140
Xebio Company, Ltd.	1,300	28,257
Yamabiko Corp. *	1,200	15,192
Yamagata Bank, Ltd.	9,000	45,619
Yamanashi Chuo Bank, Ltd.	8,000	43,911
Yaoko Company, Ltd.	800	23,997
Yellow Hat, Ltd.	3,600	16,803
Yodogawa Steel Works, Ltd.	33,000	167,040
Yoshinoya D&C Company, Ltd.	114	130,784
Yuasa Trading Company, Ltd.	34,000	39,391
Yuki Gosei Kogyo Company, Ltd.	5,000	15,340
Yuraku Real Estate Company, Ltd.	16,000	41,938
Yurtec Corp.	4,000	22,410
Zensho Company, Ltd.	11,900	66,805

		22,617,315

Netherlands - 2.45%
Aalberts Industries NV	24,973	196,491
Arcadis NV	10,677	177,847
ASM International NV *	10,995	161,897
Eriks Group NV	1,366	91,822
Fornix Biosciences NV	819	7,481
Fugro NV	5,113	212,314
Gamma Holding NV *	589	3,425
Imtech NV	12,603	245,299
InnoConcepts NV *	5,378	28,171
Kendrion NV	204	2,233
Koninklijke BAM Groep NV	11,649	94,538
Koninklijke Boskalis Westinster NV	5,027	113,992
Koninklijke Ten Cate NV	6,738	163,194
Koninklijke Vopak NV	641	32,063
OPG Groep NV	3,992	50,729
Pharming Group NV *	17,228	13,403
Samas NV *	3,723	523
SBM Offshore NV	11,757	201,389
Sligro Food Group NV	1,838	48,374
Smit Internationale NV	3,202	189,785
Telegraaf Media Groep NV	9,025	146,990
Unit 4 Agresso NV *	3,615	59,129
USG People NV *	6,091	69,988
Wavin NV	16,215	64,834

		2,375,911

New Zealand - 0.48%
Air New Zealand, Ltd.	15,599	9,044
Auckland International Airport, Ltd.	63,093	65,442
Fisher & Paykel Appliances Holdings, Ltd.	155,428	66,936
Fisher & Paykel Healthcare Corp.	21,857	41,138

The accompanying notes are an integral part of the financial statements.

128

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Freightways, Ltd.	10,529	$19,198
Infratil, Ltd.	21,668	24,266
New Zealand Oil & Gas, Ltd. *	19,442	19,779
New Zealand Refining Company, Ltd.	2,200	9,719
Nuplex Industries, Ltd.	48,996	47,150
PGG Wrightson, Ltd.	10,269	7,486
Port of Tauranga, Ltd.	5,684	22,525
Pumpkin Patch, Ltd.	20,900	20,074
Ryman Healthcare, Ltd.	19,807	20,397
Sky City Entertainment Group, Ltd.	26,654	46,003
Sky Network Television, Ltd.	11,339	30,384
Warehouse Group, Ltd.	8,542	20,691

		470,232

Norway - 1.50%
Aktiv Kapital ASA *	5,200	29,883
Austevoll Seafood ASA *	5,000	23,367
Bonheur ASA	800	19,357
BW Offshore, Ltd. *	16,000	20,047
Camillo Eitzen & Company ASA *	1,300	2,269
Cermaq ASA *	15,600	124,955
Copeinca ASA *	2,800	9,602
Det Norske Oljeselskap ASA *	2,400	21,078
Det Norske Oljeselskapb ASA *	68,000	85,271
Dockwise, Ltd. *	12,000	13,548
EDB Business Partner ASA *	300	869
Eitzen Chemical ASA *	21,250	10,748
Ementor ASA	20,357	84,665
Ganger Rolf ASA	700	15,277
Kongsberg Automotive ASA *	1,400	1,404
Kverneland Gruppen ASA *	15,000	9,682
Leroy Seafood Group ASA	1,200	18,683
Nordic Semiconductor ASA	5,500	16,252
Norwegian Air Shuttle ASA *	3,567	25,027
ODIM ASA	6,800	44,848
Petroleum Geo-Services ASA *	12,200	76,077
ProSafe ASA	7,500	37,710
Prosafe Production Public, Ltd. *	9,000	16,988
Scana Industrier ASA	27,889	25,225
Schibsted ASA	10,250	92,940
Siem Offshore, Inc. *	7,000	9,697
Solstad Offshore ASA	4,300	62,471
Songa Offshore SE *	6,000	19,701
Sparebanken Midt-Norge ASA	3,000	19,901
Storebrand ASA *	24,500	107,183
Subsea 7, Inc. *	3,600	36,905
Tandberg ASA	5,875	99,182
TGS Nopec Geophysical Company ASA *	8,000	79,376
Tomra Systems ASA	6,712	24,159
Veidekke ASA	25,000	122,901
Wilhelm Wilhelmsen ASA	3,000	51,890

		1,459,138

Portugal - 0.76%
Altri SGPS SA * (a)	15,809	49,751
Banco BPI SA	58,137	148,448
BANIF SA	23,727	40,654
Finibanco Holding SGPS SA *	4,965	$11,014
Impresa, SGPS SA *	11,168	15,383
Investimentos Participacoes e Gestao SA *	27,991	23,288
Mota Engil, SGPS SA	18,983	86,426
Novabase SGPS SA *	4,292	29,272
Pararede SGPS SA *	19,019	21,958
PT Multimedia.com, SGPS, SA (a)	29,411	156,693
Semapa-Sociedade de Investimento & Gestao, SGPS SA	11,120	90,455
Teixeira Duarte-Engenharia & Construcoes SA *	45,849	61,444

		734,786

Singapore - 1.66%
Allgreen Properties, Ltd.	51,000	35,219
Asia Food & Properties, Ltd. *	123,000	21,292
ASL Marine Holdings, Ltd.	46,000	26,329
Bukit Sembawang Estates, Ltd.	8,000	19,873
China Merchants Holdings Pacific, Ltd.	73,000	25,781
ComfortDelGro Corp., Ltd.	122,000	107,714
Cosco Corp. Singapore, Ltd.	47,000	40,210
CSE Global, Ltd.	55,000	20,352
Food Empire Holdings, Ltd.	43,200	9,455
Furama, Ltd.	10,000	7,601
Goodpack, Ltd.	36,000	22,647
Guocoland, Ltd.	18,000	19,901
Ho Bee Investment, Ltd.	37,000	20,731
Hong Leong Asia, Ltd.	42,000	43,122
Hotel Plaza, Ltd.	21,500	17,477
HTL International Holdings, Ltd.	58,000	10,771
Indofood Agri Resources, Ltd. *	23,000	19,224
Jaya Holdings, Ltd.	96,000	22,662
Jurong Technologies Industrial Corp., Ltd.	194,350	3,355
Keppel Land, Ltd.	40,000	60,535
Kim Eng Holdings, Ltd.	15,000	19,200
KS Energy Services, Ltd.	31,000	25,036
Low Keng Huat Singapore, Ltd.	122,000	21,366
MFS Technology, Ltd.	113,000	11,224
MobileOne, Ltd.	20,000	21,098
Neptune Orient Lines, Ltd.	49,000	49,620
Osim International, Ltd. *	43,000	11,092
Parkway Holdings, Ltd.	53,000	60,924
Petra Foods, Ltd.	46,000	26,016
Raffles Education Corp., Ltd.	232,264	87,487
SBS Transit, Ltd.	5,000	5,520
Singapore Land, Ltd.	9,000	33,122
Singapore Post, Ltd.	76,000	46,921
Sinomem Technology, Ltd. *	81,000	11,951
SMRT Corp., Ltd.	40,000	46,639
Tat Hong Holdings, Ltd.	55,000	36,640
United Engineers, Ltd.	17,000	19,404
United Industrial Corp, Ltd.	49,000	60,656
UOB-Kay Hian Holdings, Ltd.	21,000	19,341
UOL Group, Ltd.	40,000	90,887
Venture Corp., Ltd.	50,000	239,966
WBL Corp., Ltd.	4,000	10,618
Wheelock Properties, Ltd.	20,000	22,646
Wing Tai Holdings, Ltd.	22,000	20,335

The accompanying notes are an integral part of the financial statements.

129

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Yangzijiang Shipbuilding Holdings, Ltd. *	105,000	$56,141

		1,608,101

South Korea - 0.00%
Pantech & Curitel Communications, Inc. * (e)(j)	882	0
Pantech Company, Ltd. * (e)(j)	443	0
Spain - 2.40%
Antena 3 de Television SA	9,528	72,115
Banco Guipuzcoano SA	16,596	103,598
Banco Pastor SA	12,897	89,203
Bolsas y Mercados Espanoles	6,061	179,739
Construcciones & Auxiliar de Ferrocarriles SA	611	274,025
Corporacion Dermoestetica SA *	5,941	35,724
Ebro Puleva SA	18,728	284,379
FAES FARMA SA	11,826	71,893
Gestevision Telecinco SA	4,968	46,598
Grifols SA	2,707	47,876
Grupo Catalana Occidente SA	3,075	56,138
Grupo Empresarial Ence SA *	22,338	59,548
Indra Sistemas SA	2,175	47,121
NH Hoteles SA	1,820	7,835
Papeles y Cartones de Europa SA	7,485	28,849
Papeles y Cartones de Europa SA *	623	2,395
Pescanova SA	1,366	45,057
Promotora de Informaciones SA *	25,704	136,890
Prosegur Cia de Seguridad SA	5,461	175,470
Realia Business SA *	18,935	46,640
Redes Energeticas Nacionais SA	12,164	52,084
SOS Cuetara SA *	3,651	17,645
Tavex Algodonera SA *	6,482	4,465
Tecnicas Reunidas SA	693	32,704
Tubacex SA	27,299	96,043
Tubos Reunidos SA	2,328	6,468
Unipapel SA *	209	3,152
Vocento SA *	9,411	44,277
Zeltia SA *	36,114	257,088

		2,325,019

Sweden - 2.44%
AarhusKarlshamn AB	6,820	85,933
Acando AB, Series B	6,279	10,475
Active Biotech AB *	1,738	10,020
Active Biotech AB *	434	2,470
AddTech AB, Series B	5,200	64,728
Angpanneforeningen AB, Series B	3,368	62,388
Anoto Group AB *	31,000	17,524
Axfood AB	4,568	99,024
Axis Communications AB	10,500	111,633
Billerud Aktibolag AB *	13,700	66,618
Biovitrum AB *	6,542	57,710
Boliden AB	18,277	138,589
Clas Ohlson AB, Series B	1,323	18,826
Cloetta AB, Class B *	4,608	15,474
Concordia Maritime AB, Series B	2,200	6,011
D. Carnegie & Company AB * (e)(j)	30,200	0
Elekta AB, Series B	4,216	61,951
Enea AB *	6,762	28,218
Fagerhult AB	749	$9,749
G & L Beijer AB	1,125	22,816
Haldex AB *	6,500	45,013
Hoganas AB, Series B	6,476	70,044
Industrial & Financial Systems AB	7,500	61,317
Indutrade AB	5,118	66,731
JM AB *	8,981	62,017
Lindab International AB	6,954	57,138
Loomis AB	2,001	19,942
Mekonomen AB	2,150	32,159
Modern Times Group AB, Series B	3,120	87,058
NCC AB	15,648	136,344
Net Insight AB *	56,202	34,596
Nibe Industrier AB, Series B	14,419	123,557
Nobia AB	20,417	72,877
OEM International AB, Series B	12,583	57,560
ORC Software AB	2,000	36,888
PA Resources AB *	5,287	19,277
PartnerTech AB *	1,600	4,893
Peab AB, Series B	34,200	141,050
Proffice AB *	973	2,206
Q-Med AB *	7,447	44,327
Seco Tools AB *	42	374
Semcon AB *	3,600	9,266
Sintercast AB *	600	2,961
Studsvik AB	218	1,638
Sweco AB, Series B	7,456	37,699
Trelleborg AB, Series B *	74,316	248,811

		2,365,900

Switzerland - 4.71%
Affichage Holding AG	88	10,478
Aryzta AG *	19,804	637,030
Bank Coop AG	1,375	78,489
Banque Privee Edmond de Rothschild SA	1	28,090
Basilea Pharmaceutica AG *	1,774	151,878
Bobst Group AG *	1,279	36,050
Bucher Industries AG	1,812	182,135
Burckhardt Compression Holding AG	572	74,113
Centralschweizerische Kraftwerke AG	127	43,879
Cicor Technologies *	258	4,402
Clariant AG *	62,632	395,568
Cytos Biotechnology AG *	886	10,303
Dufry Group AG *	1,841	70,566
EFG International, ADR	3,315	35,854
Eichhof Holding AG	9	1,947
Elektrizitaets-Gesellschaft Laufenburg AG	11	10,471
Galenica Holding AG	1,207	356,320
Georg Fischer AG *	45	7,715
Helvetia Patria Holding AG	72	19,112
Komax Holding AG	777	40,185
LEM Holding SA	52	11,977
Logitech International SA *	2,633	36,669
Mobilezone Holding AG	1,493	9,828
Mobimo Holding AG *	453	60,869
Nobel Biocare Holding AG, Series BR	3,724	81,637
Orell Fuessli Holding AG	214	28,376

The accompanying notes are an integral part of the financial statements.

130

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Panalpina Welttransport Holding AG	4,070	$296,475
Partners Group Holding AG	2,634	255,956
Petroplus Holdings AG *	18,417	305,321
Rieter Holding AG *	556	93,147
Romande Energie Holding SA	66	124,243
Schaffner Holding AG *	40	4,562
Schulthess Group AG	1,537	84,933
Schweizerhall Holding AG	579	107,380
Siegfried Holding AG	53	4,783
Sika AG	69	76,593
St. Galler Kantonalbank	55	19,140
Straumann Holding AG	1,690	308,378
Swissquote Group Holding SA	2,121	101,927
Tamedia AG	188	9,186
Tornos SA *	2,482	13,901
Valora Holding AG	1,015	184,141
Verwaltungs & Privat Bank AG	1,056	103,886
WMH Walter Meier AG, Series A	163	9,378
Zuger Kantonalbank	12	43,371

		4,570,642

Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. * (e)	138,000	0
United Kingdom - 18.42%
A.G. Barr PLC	1,500	30,745
Aberdeen Asset Management PLC	202,015	412,175
AEA Technology PLC *	19,508	8,922
Aegis Group PLC	165,754	251,594
Aggreko PLC	18,141	154,887
Alexon Group PLC	6,881	5,583
Alizyme PLC *	22,479	1,006
Antisoma PLC *	68,602	27,087
Arena Leisure PLC	72,174	28,262
Arriva PLC	40,641	272,198
Ashmore Group PLC	5,989	18,649
Ashtead Group PLC	75,648	70,763
Aveva Group PLC	5,355	63,257
BBA Aviation PLC	46,790	87,932
Beazley PLC *	13,518	21,659
Bellway PLC	10,163	102,158
Berkeley Group Holdings PLC *	7,906	104,880
BICC PLC	9,999	50,903
Biocompatibles International PLC	1,454	4,439
Bodycote PLC	22,539	47,574
Bovis Homes Group PLC	32,023	196,523
Brammer PLC	8,722	18,287
Brewin Dolphin Holdings PLC	48,637	104,682
Brit Insurance Holdings PLC	62,850	195,970
British Polythene Industries PLC	4,443	10,409
Britvic PLC	45,481	209,019
BSS Group PLC	10,051	42,557
BTG PLC *	34,369	82,262
Burberry Group PLC	1,368	9,549
Business Post Group PLC	2,825	13,039
Care UK PLC	9,246	46,519
Carillion PLC	89,589	372,707
Carpetright PLC	3,979	$36,819
Carphone Warehouse Group PLC	43,235	113,203
Catlin Group, Ltd.	26,519	140,482
Charles Taylor Consulting PLC	3,000	9,189
Charter International PLC	37,386	267,279
Chemring Group PLC	8,512	304,274
Chime Communications PLC	12,187	24,610
Chloride Group PLC	19,191	47,890
Close Brothers Group PLC	11,885	128,919
Collins Stewart PLC	13,854	16,413
Colt Telecom Group PLC *	35,080	62,757
Communisis PLC	23,511	9,957
Computacenter PLC	12,241	41,375
Connaught PLC	7,981	49,384
Cookson Group PLC *	2,240	9,664
Corin Group PLC	4,523	4,471
Cranswick PLC	12,744	119,255
Creston PLC	10,587	11,183
Croda International PLC	8,125	71,531
CSR PLC *	27,490	158,596
D.S. Smith PLC	63,423	69,533
Daily Mail and General Trust PLC	23,406	109,584
Dairy Crest Group PLC	12,319	65,164
Dana Petroleum PLC *	1,927	44,539
Davis Service Group PLC	35,493	195,245
Dawson Holdings PLC	18,986	1,954
De La Rue PLC Group	7,909	118,737
Debenhams PLC	234,142	312,606
Dechra Pharmaceuticals PLC	6,932	48,219
Delta PLC	19,741	37,687
Devro PLC	825	1,243
Dicom Group PLC	12,964	30,867
Dignity PLC	4,519	44,811
Dimension Data Holdings PLC	137,649	134,785
Dixons Group PLC	292,506	111,078
DTZ Holdings PLC	17,490	14,245
Electrocomponents PLC	30,286	70,295
Elementis PLC	67,155	30,384
Emerald Energy PLC *	6,620	54,441
Ennstone PLC (e)	84,550	0
Evolution Group PLC	56,317	133,692
F&C Asset Management PLC	35,901	41,286
Filtrona PLC	26,148	52,627
Forth Ports PLC	6,133	95,978
Fortune Oil PLC *	90,753	10,436
Friends Provident Group PLC *	77,390	83,875
Galliford Try PLC	81,054	64,527
Game Group PLC	24,150	65,799
Genus PLC	8,002	66,346
Go-Ahead Group PLC	3,027	59,490
Goldshield Group PLC	5,053	29,799
Grafton Group PLC *	64,391	237,370
Greggs PLC	18,860	115,896
Halfords Group PLC	44,434	227,790
Halma PLC	36,625	120,217
Hampson Industries PLC	23,425	26,214

The accompanying notes are an integral part of the financial statements.

131

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Hansard Global PLC	6,816	$14,583
Hardy Oil & Gas PLC *	5,072	28,393
Hargreaves Lansdown PLC	9,780	32,946
Hays PLC	273,376	386,502
Helical Bar PLC	18,588	100,734
Henderson Group PLC	182,602	276,431
Heritage Oil, Ltd. *	11,599	101,893
Hikma Pharmaceuticals PLC	7,671	59,355
Hill & Smith Holdings PLC	11,506	43,853
Hiscox PLC	79,305	379,205
Hochschild Mining PLC	13,380	61,144
Holidaybreak PLC	10,457	48,113
Hunting PLC	6,908	51,183
Hyder Consulting PLC	3,872	9,617
IG Group Holdings PLC	23,550	108,776
IMI PLC	22,424	115,310
Informa PLC *	57,406	206,833
Intermediate Capital Group PLC	9,016	72,098
International Personal Finance PLC	22,052	26,600
Interserve PLC	26,509	76,518
ITV PLC	51,208	29,557
James Fisher & Sons PLC	6,129	41,470
Jardine Lloyd Thompson Group PLC	10,253	68,178
JKX Oil & Gas PLC	12,687	43,059
John Wood Group PLC	8,358	36,845
Keller Group PLC	4,607	41,995
Kier Group PLC	8,760	132,829
Kingston Communications PLC	63,903	27,057
Ladbrokes PLC	135,165	411,710
Laird Group PLC	25,923	66,276
Logica PLC	236,007	307,390
Low & Bonar PLC	21,034	8,591
M.J. Gleeson Group PLC *	8,478	9,856
McBride PLC	24,673	58,939
Meggitt PLC	85,299	222,886
Melrose PLC	81,649	124,460
Metalrax Group PLC *	22,036	1,718
Micro Focus International PLC	9,772	60,326
Millennium & Copthorne Hotels PLC	14,063	55,121
Minerva PLC *	20,686	4,510
Misys PLC	28,502	81,088
Mitie Group PLC	18,740	66,237
Mondi PLC	20,786	70,813
Morgan Crucible Company PLC	44,410	69,571
Mothercare PLC	19,952	157,689
MWB Group Holdings PLC *	22,899	18,463
N. Brown Group PLC	31,402	111,160
National Express Group PLC	10,374	52,978
NCC Group, Ltd.	5,184	28,160
Northern Foods PLC	52,211	44,751
Northgate PLC	13,326	21,855
Optos PLC *	3,748	4,506
Oxford Biomedica PLC *	63,470	12,849
Oxford Instruments PLC	2,558	5,994
Pace Micro Technology PLC	26,813	87,854
Paypoint PLC	6,813	54,904
Pendragon PLC	167,620	$87,484
Persimmon PLC	18,901	109,120
Photo-Me International PLC *	24,627	6,773
Pinewood Shepperton PLC	3,284	8,618
Premier Farnell PLC	21,672	45,046
Premier Foods PLC	20,682	12,529
Prostrakan Group PLC *	4,855	6,929
Provident Financial PLC	31,072	406,854
PV Crystalox Solar PLC	29,464	40,544
PZ Cussons PLC	25,420	83,097
Qinetiq PLC	54,006	127,795
Rank Group PLC *	94,210	99,376
Rathbone Brothers PLC	3,950	53,306
Redrow PLC *	28,411	92,039
Regus PLC	115,053	123,237
Rentokil Initial PLC	49,403	72,906
Restaurant Group PLC	48,688	114,827
RM PLC	12,834	33,701
ROK PLC	7,381	6,618
Rotork PLC	22,047	300,700
Royalblue Group PLC	4,105	73,765
RPC Group PLC	11,979	38,905
RPS Group PLC	17,736	58,483
Savills PLC	11,794	55,727
Scott Wilson Group PLC	4,915	5,262
SDL PLC *	10,390	55,830
Shanks Group PLC	57,986	65,479
Skyepharma PLC *	1,272	2,535
Soco International PLC *	3,422	64,556
Southern Cross Healthcare, Ltd. *	28,114	65,883
Spectris PLC	15,862	144,187
Spirax-Sarco Engineering PLC	10,190	141,847
Sportech PLC *	11,390	13,752
SSL International PLC	47,485	405,435
St James’s Place PLC	15,463	50,392
Stagecoach Group PLC	21,753	45,495
Sthree PLC	23,595	70,409
STV Group PLC *	2,685	2,760
Thorntons PLC	4,184	5,312
Tomkins PLC, SADR	19,429	188,850
Travis Perkins PLC	10,277	89,229
Tribal Group PLC	7,453	10,304
TT electronics PLC	3,198	1,722
Tullett Prebon PLC	20,558	100,125
UK Coal PLC *	25,615	52,921
Ultra Electronics Holdings PLC	17,386	312,232
Umeco PLC	11,194	38,043
Uniq PLC *	31,402	13,719
United Business Media, Ltd.	16,258	107,037
UTV Media PLC	14,284	15,317
Vectura Group PLC *	73,069	82,035
Venture Production PLC	27,976	374,268
Victrex PLC	8,228	76,522
VP PLC	637	1,615
VT Group PLC	43,300	322,583
W.S. Atkins PLC	13,939	136,921

The accompanying notes are an integral part of the financial statements.

132

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Weir Group PLC	7,610	$57,991
WH Smith PLC	9,108	62,822
White Young Green PLC	6,872	2,668
William Hill PLC	10,783	35,111
Wilmington Group PLC	8,076	15,485
Wolfson Microelectronics PLC *	8,350	13,562
WSP Group PLC	11,822	42,831
Xchanging PLC	13,743	40,661

		17,854,025

United States - 0.27%
Acergy SA, Sponsored ADR	6,800	66,912
Aurora Oil and Gas, Ltd. *	34,600	3,485
Canadian Gold Hunter Corp. *	7,821	2,454
Candente Resource Corp. *	8,800	4,010
Cardero Resource Corp. *	7,100	6,898
Cinch Energy Corp. *	200	120
Diagnocure, Inc. *	800	605
Eastmain Resources, Inc. *	7,100	6,898
Easyhome, Ltd.	2,300	16,887
Far West Mining, Ltd. *	1,900	3,267
Fortune Minerals, Ltd. *	2,450	1,116
GBS Gold International, Inc. * (e)	13,800	0
Glacier Media, Inc. *	6,100	9,912
Glentel, Inc.	1,400	14,456
Globestar Mining Corp. *	21,900	15,816
Great Panther Resources, Ltd. *	14,100	6,182
Hillsborough Resources, Ltd. *	24,400	6,713
Intrinsyc Software International, Inc. *	13,491	1,276
Isotechnika Pharma, Inc. *	3,200	605
Magellan Aerospace Corp. *	580	808
Matrikon, Inc.	2,800	5,152
Open Range Energy Corp. *	3,700	4,612
Paramount Energy Trust *	1,891	7,430
Parkbridge Lifestyles Communities, Inc. *	7,030	21,758
Pure Energy Services, Ltd. *	1,400	2,167
Questerre Energy Corp. *	38,200	46,635
Technicoil Corp. *	5,300	1,731
Webtech Wireless, Inc. *	1,700	2,412

		260,317

TOTAL COMMON STOCKS (Cost $141,961,730)		$96,155,022

PREFERRED STOCKS - 0.01%
Australia - 0.01%
Village Roadshow, Ltd., 5.50%	14,479	7,440

TOTAL PREFERRED STOCKS (Cost $34,807)		$7,440

WARRANTS - 0.10%
Canada - 0.00%
Tembec, Inc. (Expiration Date 02/29/2012, Strike Price CAD 1.65) *	2,462	212
Hong Kong - 0.10%
Asia Standard International Group, Ltd. (Expiration Date 09/07/2009, Strike Price HKD 0.63) *	403,200	$400
China Sci-Tech Holdings, Ltd. (Expiration Date 03/09/2011) *	103,040	1,835
Golden Resorts Group, Ltd. (Expiration Date 06/09/2010, Strike Price HKD 0.35) *	166,000	321
ITC Corp., Ltd. (Expiration Date 11/04/2009, Strike Price HKD 0.22) *	135,711	175
ITC Properties Group Ltd (Expiration Date 02/04/2010, Strike Price HKD 0.11) *	736,000	92,773
Matsunichi Communication Holdings, Ltd. (Expiration Date 08/22/2010, Strike Price HKD 6.00) *	4,500	24

		95,528

Singapore - 0.00%
Manhattan Resources, Ltd. (Expiration Date 04/09/2011, Strike Price SGD 0.70) *	18,300	1,516

TOTAL WARRANTS (Cost $5,626)		$97,256

RIGHTS - 0.06%
Australia - 0.00%
Resource Generation, Ltd. (Expiration Date 07/20/2009, Strike Price AUD 0.40) *	9,069	183
Canada - 0.00%
Resin Systems, Inc. (Expiration Date 07/24/2009, Strike Price CAD 0.33) *	30,580	657
Germany - 0.00%
PNE Wind AG (Expiration Date 07/08/2009, Strike Price EUR 100.00) *	17,056	574
Greece - 0.02%
TT Hellenic Postbank SA (Expiration Date 07/03/2009, Strike Price EUR 3.70) *	20,464	16,651
Hong Kong - 0.00%
China Solar Energy Holdings, Ltd. (Expiration Date 07/20/2009, Strike Price HKD 0.08) *	275,000	2,129
Norway - 0.03%
Schibsted ASA (Expiration Date 07/02/2009, Strike Price NOK 34.00) *	14,650	31,897
Singapore - 0.01%
Neptune Orient Lines, Ltd. (Expiration Date 07/08/2009, Strike Price SGD 1.30) *	36,750	4,567
Spain - 0.00%
NH Hoteles SA (Expiration Date 07/14/2009, Strike Price EUR 2.25) *	1,820	1,156

TOTAL RIGHTS (Cost $168,345)		$57,814

The accompanying notes are an integral part of the financial statements.

133

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS - 0.32%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$31,046	$310,796

TOTAL SHORT TERM INVESTMENTS (Cost $310,524)		$310,796

REPURCHASE AGREEMENTS - 0.19%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $183,000 on 07/01/2009, collateralized by $180,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $191,475, including interest)	$183,000	$183,000

TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		$183,000

Total Investments (International Small Company Trust) (Cost $142,664,032) - 99.86%		$96,811,328
Other assets and liabilities, net - 0.14%		140,510

TOTAL NET ASSETS - 100.00%		$96,951,838

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Building Materials & Construction	5.18%
Financial Services	4.72%
Food & Beverages	4.65%
Industrial Machinery	3.93%
Electronics	3.93%

International Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.08%
Australia - 0.70%
Brambles, Ltd.	1,072,118	$5,129,012
Austria - 1.33%
Telekom Austria AG	621,400	9,722,663
Bermuda - 0.61%
PartnerRe, Ltd.	69,030	4,483,498
Brazil - 0.58%
Empresa Brasileira de Aeronautica SA, ADR * (a)	256,850	4,253,436
Canada - 1.02%
Biovail Corp.	557,900	7,492,067
China - 1.42%
China Telecom Corp., Ltd.	9,324,427	4,610,354
Shanghai Electric Group Company, Ltd.	13,459,909	5,781,480

		10,391,834

France - 10.15%
AXA Group SA	772,941	14,612,702
Cap Gemini SA (a)	127,349	4,703,785

Compagnie Generale des Etablissements Michelin, Class B	23,520	$1,344,264
France Telecom SA	759,156	17,248,185
GDF Suez	100,120	3,740,255
Sanofi-Aventis SA	230,243	13,540,864
Total SA	242,226	13,119,481
Vivendi SA	250,170	5,992,645

		74,302,181

Germany - 8.96%
Bayerische Motoren Werke (BMW) AG	286,056	10,803,501
Celesio AG (a)	138,300	3,178,810
Deutsche Post AG	591,721	7,733,948
E.ON AG	139,500	4,951,461
Merck KGaA	33,130	3,377,609
Muenchener Rueckversicherungs- Gesellschaft AG (MunichRe)	105,744	14,301,307
SAP AG	272,400	10,982,038
Siemens AG	148,121	10,254,477

		65,583,151

Hong Kong - 1.45%
China Mobile, Ltd.	222,000	2,226,073
Hutchison Whampoa, Ltd.	1,261,031	8,197,612
Kingboard Chemical Holdings, Ltd.	63,500	158,496

		10,582,181

Israel - 1.40%
Check Point Software Technologies, Ltd. *	436,541	10,245,617
Italy - 1.44%
Autogrill SpA	560,032	4,749,969
UniCredit Italiano SpA *	2,250,575	5,765,897

		10,515,866

Japan - 6.55%
Aiful Corp.	49	187
Mitsubishi UFJ Financial Group, Inc.	1,139,500	7,004,726
Nintendo Company, Ltd.	25,700	7,072,746
Promise Company, Ltd. (a)	250,500	3,189,028
Sony Corp.	318,204	8,219,981
Takeda Pharmaceutical Company, Ltd.	115,900	4,503,483
Toyota Motor Corp.	206,000	7,787,685
USS Company, Ltd.	198,160	10,167,384

		47,945,220

Netherlands - 4.80%
ING Groep NV	1,346,122	13,548,849
Koninklijke (Royal) Philips Electronics NV	394,685	7,298,243
Randstad Holdings NV * (a)	291,900	8,102,547
Reed Elsevier NV	560,092	6,176,864

		35,126,503

Norway - 5.25%
Aker Kvaerner ASA	879,880	7,310,362
StatoilHydro ASA	798,570	15,774,890
Telenor ASA *	1,983,335	15,311,017

		38,396,269

Russia - 0.55%
Gazprom OAO, SADR	197,800	4,005,450

The accompanying notes are an integral part of the financial statements.

134

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Singapore - 2.55%
Flextronics International, Ltd. *	1,767,340	$7,263,767
Singapore Telecommunications, Ltd.	5,541,000	11,434,040

		18,697,807

South Korea - 3.22%
KB Financial Group, Inc., ADR *	196,277	6,537,987
Samsung Electronics Company, Ltd.	36,832	17,057,745

		23,595,732

Spain - 2.61%
Telefonica SA	842,046	19,093,382
Sweden - 2.21%
Ericsson (LM), Series B	1,239,304	12,121,951
Niscayah Group AB	2,666,111	4,049,710

		16,171,661

Switzerland - 7.43%
Adecco SA	343,480	14,343,910
Nestle SA	347,490	13,114,673
Novartis AG	211,080	8,575,856
Roche Holdings AG - Genusschein	40,200	5,469,160
Swiss Re	215,821	7,140,533
UBS AG *	469,370	5,742,619

		54,386,751

Taiwan - 6.66%
Compal Electronics, Inc., GDR (g)	416,487	1,691,479
Compal Electronics, Inc.	11,080,648	8,956,568
Lite-On Technology Corp.	16,564,103	14,318,823
Mega Financial Holding Company, Ltd.	18,955,000	8,677,262
Taiwan Semiconductor Manufacturing Company, Ltd.	9,078,192	15,080,112

		48,724,244

United Kingdom - 22.98%
Aviva PLC	1,794,550	10,140,900
BP PLC	2,455,625	19,431,741
British Sky Broadcasting Group PLC	1,486,283	11,149,713
Compass Group PLC	1,234,257	6,955,019
G4S PLC	2,353,660	8,093,931
GlaxoSmithKline PLC	731,604	12,883,226
HSBC Holdings PLC	398,100	3,304,874
Kingfisher PLC	4,933,620	14,463,250
Marks & Spencer Group PLC	1,666,720	8,412,122
Old Mutual PLC	6,481,780	8,631,212
Pearson PLC	770,311	7,737,448
Persimmon PLC	1,229,380	7,097,533
Premier Foods PLC	8,290,504	5,022,295
Rentokil Initial PLC	3,913,208	5,774,848
Royal Dutch Shell PLC, B Shares	547,866	13,831,623
Tesco PLC	690,450	4,024,369
Vodafone Group PLC	11,000,048	21,262,795

		168,216,899

United States - 2.21%
ACE, Ltd.	366,192	16,196,672

TOTAL COMMON STOCKS (Cost $921,182,329)		$703,258,096

SHORT TERM INVESTMENTS - 5.63%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,184,849	$11,861,289

Paribas Corp. 0.20% due 07/01/2009	29,310,000	29,310,000

TOTAL SHORT TERM INVESTMENTS (Cost $41,160,453)		$41,171,289

Total Investments (International Value Trust) (Cost $962,342,782) - 101.71%		$744,429,385
Other assets and liabilities, net - (1.71)%		(12,515,781)

TOTAL NET ASSETS - 100.00%		$731,913,604

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Telecommunications Equipment & Services	12.23%
Insurance	12.17%
Pharmaceuticals	6.46%
Business Services	5.75%
Electronics	5.44%

Large Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.64%
Basic Materials - 1.35%
Monsanto Company	27,700	$2,059,218
Communications - 8.44%
AT&T, Inc.	101,900	2,531,196
Comcast Corp., Class A	257,100	3,725,379
Interpublic Group of Companies, Inc. *	255,700	1,291,285
Omnicom Group, Inc.	57,950	1,830,061
Sprint Nextel Corp. *	379,238	1,824,135
Viacom, Inc., Class B *	75,900	1,722,930

		12,924,986

Consumer, Cyclical - 8.25%
BorgWarner, Inc.	47,662	1,627,657
Carnival Corp.	80,501	2,074,511
Coach, Inc.	39,900	1,072,512
J.C. Penney Company, Inc.	47,200	1,355,112
Johnson Controls, Inc.	109,219	2,372,237
Macy’s, Inc.	116,200	1,366,512
PACCAR, Inc.	84,850	2,758,473

		12,627,014

Consumer, Non-cyclical - 20.87%
Allergan, Inc.	53,974	2,568,083
Amgen, Inc. *	38,800	2,054,072
Avon Products, Inc.	46,800	1,206,504
Covidien PLC *	110,700	4,144,608
DaVita, Inc. *	11,600	573,736
Estee Lauder Companies, Inc., Class A	37,600	1,228,392
Fortune Brands, Inc.	64,800	2,251,152
Genzyme Corp. *	37,998	2,115,349
Medco Health Solutions, Inc. *	33,900	1,546,179

The accompanying notes are an integral part of the financial statements.

135

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Medtronic, Inc.	68,266	$2,381,801
Millipore Corp. *	15,600	1,095,276
PepsiCo, Inc.	62,600	3,440,496
Pfizer, Inc. (a)	262,000	3,930,000
Sysco Corp.	47,023	1,057,077
UnitedHealth Group, Inc.	55,700	1,391,386
Zimmer Holdings, Inc. *	22,400	954,240

		31,938,351

Energy - 14.74%
Anadarko Petroleum Corp.	45,300	2,056,167
Baker Hughes, Inc.	64,100	2,335,804
Chevron Corp.	53,600	3,551,000
EOG Resources, Inc.	16,100	1,093,512
Halliburton Company	83,200	1,722,240
Hess Corp.	39,000	2,096,250
Marathon Oil Corp.	68,000	2,048,840
Noble Corp.	35,000	1,058,750
Peabody Energy Corp.	77,800	2,346,448
Ultra Petroleum Corp. *	55,600	2,168,400
Williams Companies, Inc.	133,300	2,080,813

		22,558,224

Financial - 12.23%
ACE, Ltd.	31,400	1,388,822
AFLAC, Inc.	41,900	1,302,671
Bank of New York Mellon Corp.	83,276	2,440,819
City National Corp. (a)	20,500	755,015
Discover Financial Services	208,343	2,139,683
JPMorgan Chase & Company	86,500	2,950,515
MetLife, Inc.	29,500	885,295
Morgan Stanley	107,887	3,075,858
Principal Financial Group, Inc.	87,000	1,639,080
Wells Fargo & Company	88,422	2,145,118

		18,722,876

Industrial - 11.83%
Burlington Northern Santa Fe Corp.	23,650	1,739,221
FedEx Corp.	53,717	2,987,739
General Dynamics Corp.	54,600	3,024,294
General Electric Company	334,000	3,914,480
Illinois Tool Works, Inc.	75,552	2,821,112
KLA-Tencor Corp.	42,900	1,083,225
Pall Corp.	53,300	1,415,648
Ryder Systems, Inc.	39,900	1,114,008

		18,099,727

Technology - 14.99%
Apple, Inc. *	26,100	3,717,423
Broadcom Corp., Class A *	83,900	2,079,881
Hewlett-Packard Company	60,700	2,346,055
Intel Corp.	128,700	2,129,985
Intersil Corp., Class A	62,500	785,625
Intuit, Inc. *	41,200	1,160,192
Marvell Technology Group, Ltd. *	143,500	1,670,340
Microsoft Corp.	185,400	4,406,958
National Semiconductor Corp.	58,000	727,900
Seagate Technology	155,900	1,630,714
VMware, Inc. Class A * (a)	83,900	$2,287,953

		22,943,026

Utilities - 5.94%
American Electric Power Company, Inc.	90,657	2,619,081
Dynegy, Inc., Class A *	133,200	302,364
Exelon Corp.	72,787	3,727,422
Pepco Holdings, Inc.	39,319	528,448
Sempra Energy	38,586	1,915,023

		9,092,338

TOTAL COMMON STOCKS (Cost $175,099,066)		$150,965,760

INVESTMENT COMPANIES - 0.48%
Investment Companies - 0.48%
SPDR Trust Series 1	8,000	735,360

TOTAL INVESTMENT COMPANIES (Cost $720,844)		$735,360

SHORT TERM INVESTMENTS - 3.21%
John Hancock Collateral Investment Trust, 0.3952%(c)(f)	$491,088	$4,916,181

TOTAL SHORT TERM INVESTMENTS (Cost $4,914,811)		$4,916,181

REPURCHASE AGREEMENTS - 0.30%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $461,000 on 07/01/2009, collateralized by $445,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $473,369, including interest)	$461,000	$461,000

TOTAL REPURCHASE AGREEMENTS (Cost $461,000)		$461,000

Total Investments (Large Cap Trust) (Cost $181,195,721) - 102.63%
		$157,078,301
Other assets and liabilities, net - (2.63)%		(4,026,094)

TOTAL NET ASSETS - 100.00%		$153,052,207

Large Cap Value Trust
	Shares or Principal Amount	Value

COMMON STOCKS - 99.88%
Basic Materials - 1.71%
Eli Lilly & Company	151,000	$5,230,640
Communications - 11.46%
AT&T, Inc.	548,000	13,612,320
McAfee, Inc. *	62,000	2,615,780
Qwest Communications International, Inc.	846,000	3,510,900
Sprint Nextel Corp. *	522,000	2,510,820
Tellabs, Inc. *	558,000	3,197,340

The accompanying notes are an integral part of the financial statements.

136

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Verizon Communications, Inc.	313,000	$9,618,490

		35,065,650

Consumer, Cyclical - 11.10%
BJ’s Wholesale Club, Inc. * (a)	75,000	2,417,250
D.R. Horton, Inc.	272,000	2,545,920
Dollar Tree, Inc. *	39,000	1,641,900
Ingram Micro, Inc., Class A *	205,000	3,587,500
J.C. Penney Company, Inc.	131,000	3,761,010
Kohl’s Corp. *	79,000	3,377,250
Lennar Corp., Class A	44,000	426,360
Macy’s, Inc.	280,000	3,292,800
NVR, Inc. *	2,000	1,004,780
Pulte Homes, Inc. (a)	283,000	2,498,890
RadioShack Corp.	231,000	3,224,760
Royal Caribbean Cruises, Ltd. (a)	0	0
The Gap, Inc.	208,000	3,411,200
Toll Brothers, Inc. *	164,000	2,783,080

		33,972,700

Consumer, Non-cyclical - 23.90%
AmerisourceBergen Corp.	178,000	3,157,720
Amgen, Inc. *	132,000	6,988,080
Archer-Daniels-Midland Company	160,000	4,283,200
Bristol-Myers Squibb Company	169,000	3,432,390
Coca-Cola Enterprises, Inc.	199,000	3,313,350
Community Health Systems, Inc. *	125,000	3,156,250
ConAgra Foods, Inc.	123,000	2,344,380
Convergys Corp. *	111,000	1,030,080
Del Monte Foods Company	178,000	1,669,640
Health Net, Inc. *	179,000	2,783,450
Johnson & Johnson	162,000	9,201,600
LifePoint Hospitals, Inc. *	112,000	2,940,000
Lincare Holdings, Inc. *	79,000	1,858,080
Pfizer, Inc. (a)	692,000	10,380,000
Procter & Gamble Company	19,000	970,900
The Cooper Companies, Inc.	45,000	1,112,850
The Kroger Company	145,000	3,197,250
UnitedHealth Group, Inc.	184,000	4,596,320
Universal Health Services, Inc., Class B	40,000	1,954,000
WellPoint, Inc. *	93,000	4,732,770

		73,102,310

Energy - 17.90%
Anadarko Petroleum Corp.	103,000	4,675,170
Chevron Corp.	190,000	12,587,500
CMS Energy Corp.	272,000	3,285,760
ConocoPhillips Company	84,000	3,533,040
ENSCO International, Inc.	77,000	2,684,990
Exxon Mobil Corp.	207,000	14,471,370
Marathon Oil Corp.	151,000	4,549,630
Tesoro Corp. (a)	237,000	3,017,010
Tidewater, Inc.	69,000	2,958,030
Valero Energy Corp.	178,000	3,006,420

		54,768,920

Financial - 15.15%
Aetna, Inc.	126,000	3,156,300
Chubb Corp.	105,000	$4,187,400
Everest Re Group, Ltd.	45,000	3,220,650
HCC Insurance Holdings, Inc.	134,000	3,217,340
JPMorgan Chase & Company	211,000	7,197,210
PartnerRe, Ltd.	51,000	3,312,450
RenaissanceRe Holdings, Ltd.	25,000	1,163,500
The Goldman Sachs Group, Inc.	55,000	8,109,200
The Travelers Companies, Inc.	116,000	4,760,640
Unum Group	210,000	3,330,600
W.R. Berkley Corp.	106,000	2,275,820
Wells Fargo & Company	100,000	2,426,000

		46,357,110

Industrial - 8.12%
Arrow Electronics, Inc. *	137,000	2,909,880
General Dynamics Corp.	79,000	4,375,810
General Electric Company	253,000	2,965,160
Northrop Grumman Corp.	82,000	3,745,760
Pactiv Corp. *	160,000	3,472,000
Raytheon Company	88,000	3,909,840
URS Corp. *	70,000	3,466,400

		24,844,850

Technology - 9.27%
BMC Software, Inc. *	57,665	1,948,500
CA, Inc.	102,000	1,777,860
Computer Sciences Corp. *	82,000	3,632,600
Compuware Corp. *	279,000	1,913,940
EMC Corp. *	279,000	3,654,900
IMS Health, Inc.	168,000	2,133,600
L-3 Communications Holdings, Inc.	39,000	2,705,820
Novellus Systems, Inc. *	135,000	2,254,500
Oracle Corp.	112,739	2,414,870
QLogic Corp. *	56,000	710,080
Thomas & Betts Corp. *	71,000	2,049,060
Western Digital Corp. *	119,000	3,153,500

		28,349,230

Utilities - 1.27%
Edison International	68,000	2,139,280
UGI Corp.	68,000	1,733,320

		3,872,600

TOTAL COMMON STOCKS (Cost $336,878,743)		$305,564,010

SHORT TERM INVESTMENTS - 5.20%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,588,987	$15,907,035

TOTAL SHORT TERM INVESTMENTS (Cost $15,903,897)		$15,907,035

The accompanying notes are an integral part of the financial statements.

137

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.22%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $657,000 on 07/01/2009, collateralized by $630,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $674,100, including interest)	$657,000	$657,000

TOTAL REPURCHASE AGREEMENTS (Cost $657,000)		$657,000

Total Investments (Large Cap Value Trust) (Cost $353,439,640) - 105.30%		$322,128,045
Other assets and liabilities, net - (5.30)%		(16,209,354)

TOTAL NET ASSETS - 100.00%		$305,918,691

Mid Cap Intersection Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.11%
Basic Materials - 5.13%
CF Industries Holdings, Inc.	1,315	$97,494
Cliffs Natural Resources, Inc.	4,695	114,887
FMC Corp.	2,495	118,013
Intrepid Potash, Inc. *	1,320	37,066
Lubrizol Corp.	2,245	106,211
Minerals Technologies, Inc.	810	29,176
Steel Dynamics, Inc.	6,730	99,133
Terra Industries, Inc.	2,770	67,089

		669,069

Communications - 5.40%
3Com Corp. *	17,070	80,400
Atheros Communications, Inc. * (a)	4,350	83,694
Avocent Corp. *	5,210	72,732
CenturyTel, Inc.	3,630	111,441
F5 Networks, Inc. *	1,870	64,683
InterDigital, Inc. *	1,720	42,037
NeuStar, Inc., Class A *	5,445	120,661
Priceline.com, Inc. *	350	39,042
Starent Networks Corp. *	2,350	57,364
ValueClick, Inc. *	3,100	32,612

		704,666

Consumer, Cyclical - 14.32%
Abercrombie & Fitch Company, Class A (a)	935	23,740
Advance Auto Parts, Inc.	1,980	82,150
American Eagle Outfitters, Inc.	5,074	71,899
Big Lots, Inc. *	5,485	115,350
BJ’s Wholesale Club, Inc. *	4,325	139,395
Brinker International, Inc.	1,800	30,654
Carter’s, Inc. *	1,200	29,532
Collective Brands, Inc. *	3,900	56,823
Dollar Tree, Inc. *	850	35,785
Foot Locker, Inc.	6,000	62,820
Guess?, Inc.	1,260	32,483
Hasbro, Inc.	2,480	$60,115
Ingram Micro, Inc., Class A *	5,466	95,655
Marvel Entertainment, Inc. *	2,260	80,433
Nu Skin Enterprises, Inc., Class A	4,120	63,036
NVR, Inc. *	110	55,263
OfficeMax, Inc.	8,090	50,805
O’Reilly Automotive, Inc. *	930	35,414
Oshkosh Corp.	8,650	125,771
Ross Stores, Inc.	5,085	196,281
Tempur-Pedic International, Inc.	5,430	70,970
Under Armour, Inc., Class A * (a)	1,510	33,794
Urban Outfitters, Inc. *	4,180	87,237
Warnaco Group, Inc. *	1,960	63,504
Wesco International, Inc. *	1,260	31,550
WMS Industries, Inc. *	4,390	138,329

		1,868,788

Consumer, Non-cyclical - 21.98%
Alkermes, Inc. *	5,430	58,753
Alliance Data Systems Corp. * (a)	2,510	103,387
American Public Education, Inc. *	1,610	63,772
Beckman Coulter, Inc.	3,085	176,277
Bio-Rad Laboratories, Inc., Class A *	300	22,644
Cephalon, Inc. *	1,337	75,741
Community Health Systems, Inc. *	1,840	46,460
Coventry Health Care, Inc. *	2,280	42,659
Cubist Pharmaceuticals, Inc. *	6,185	113,371
Forest Laboratories, Inc. *	1,200	30,132
Hansen Natural Corp. *	2,080	64,106
Health Net, Inc. *	4,820	74,951
Healthspring, Inc. *	3,030	32,906
Hormel Foods Corp.	2,268	78,337
Hospira, Inc. *	1,000	38,520
Humana, Inc. *	2,940	94,844
ITT Educational Services, Inc. *	2,192	220,647
Jarden Corp. *	2,300	43,125
LifePoint Hospitals, Inc. *	3,396	89,145
Manpower, Inc.	3,204	135,657
Medicines Company *	3,560	29,868
Mylan, Inc. *	3,245	42,347
Netflix, Inc. * (a)	2,272	93,924
Omnicare, Inc.	3,835	98,790
Perrigo Company	1,350	37,503
PHH Corp. *	1,710	31,088
Pre-Paid Legal Services, Inc. *	720	31,385
Quanta Services, Inc. *	3,680	85,118
Ralcorp Holdings, Inc. *	1,360	82,851
Rent-A-Center, Inc. *	3,340	59,552
ResMed, Inc. *	1,720	70,056
Sepracor, Inc. *	6,400	110,848
SUPERVALU, Inc.	4,370	56,591
The Scotts Company, Class A	1,920	67,296
Universal Corp.	2,880	95,357
Varian Medical Systems, Inc. *	3,295	115,786
Vertex Pharmaceuticals, Inc. *	900	32,076
Watson Pharmaceuticals, Inc. *	2,250	75,803

The accompanying notes are an integral part of the financial statements.

138

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Watson Wyatt Worldwide, Inc., Class A	1,230	$46,162

		2,867,835

Energy - 6.17%
Arch Coal, Inc.	2,270	34,890
Cimarex Energy Company	2,478	70,227
Comstock Resources, Inc. *	2,460	81,303
Continental Resources, Inc. *	1,390	38,572
Denbury Resources, Inc. *	5,420	79,837
Encore Aquisition Company *	2,200	67,870
Helmerich & Payne, Inc.	2,270	70,075
Nabors Industries, Ltd. *	4,000	62,320
Oceaneering International, Inc. *	910	41,132
Tidewater, Inc.	1,690	72,450
Ultra Petroleum Corp. *	2,020	78,780
Unit Corp. *	2,630	72,509
Walter Energy, Inc.	960	34,790

		804,755

Financial - 17.09%
Affiliated Managers Group, Inc. *	900	52,371
Alexander’s, Inc., REIT *	100	26,960
Allied World Assurance Holdings, Ltd.	2,090	85,335
American Financial Group, Inc.	3,700	79,846
Ameriprise Financial, Inc.	4,105	99,628
Annaly Capital Management, Inc., REIT	5,590	84,633
Anworth Mortgage Asset Corp., REIT	5,600	40,376
Astoria Financial Corp.	8,630	74,045
Axis Capital Holdings, Ltd.	3,700	96,866
BOK Financial Corp.	1,860	70,066
Brandywine Realty Trust, REIT	16,750	124,787
Broadridge Financial Solutions, Inc.	3,900	64,662
Capstead Mortage Corp., REIT	2,905	36,923
Comerica, Inc.	3,135	66,305
Discover Financial Services	4,750	48,782
Douglas Emmett, Inc., REIT	5,145	46,254
Everest Re Group, Ltd.	2,335	167,116
Fidelity National Financial, Inc., Class A	4,905	66,365
Hatteras Financial Corp., REIT	2,655	75,906
International Bancshares Corp. (a)	7,580	78,150
Kimco Realty Corp., REIT	1,600	16,080
Knight Capital Group, Inc. *	3,120	53,196
Liberty Property Trust, REIT	2,850	65,664
Mack-Cali Realty Corp., REIT	3,600	82,080
MFA Mortgage Investments, Inc., REIT	9,175	63,491
NASDAQ OMX Group, Inc. *	2,900	61,799
Platinum Underwriters Holdings, Ltd.	1,900	54,321
Provident Financial Services, Inc.	3,820	34,762
Reinsurance Group of America, Inc.	1,960	68,424
Stancorp Financial Group, Inc.	1,020	29,254
Transatlantic Holdings, Inc.	1,700	73,661
UDR, Inc., REIT	2,710	27,994
Unum Group	5,745	91,116
Weingarten Realty Investors, REIT	1,580	22,926

		2,230,144

Industrial - 13.09%
AGCO Corp. *	3,310	96,222
Calgon Carbon Corp. *	840	$11,668
Dolby Laboratories, Inc., Class A *	1,250	46,600
Dover Corp.	4,740	156,847
Eagle Materials, Inc.	1,200	30,288
EMCOR Group, Inc. *	3,640	73,237
Enersys *	2,180	39,654
Flowserve Corp.	1,220	85,168
Fluor Corp.	640	32,825
FMC Technologies, Inc. *	2,250	84,555
Granite Construction, Inc.	1,810	60,237
Harsco Corp.	2,420	68,486
J.B. Hunt Transport Services, Inc.	2,690	82,126
Jacobs Engineering Group, Inc. *	630	26,517
Joy Global, Inc.	3,160	112,875
KBR, Inc.	5,140	94,782
Lennox International, Inc.	1,010	32,431
Overseas Shipholding Group, Inc.	1,080	36,763
Parker-Hannifin Corp.	1,620	69,595
Precision Castparts Corp.	1,670	121,960
Robbins & Myers, Inc.	890	17,132
Shaw Group, Inc. *	1,520	41,663
SPX Corp.	980	47,990
Timken Company	3,310	56,535
TransDigm Group, Inc. *	1,230	44,526
URS Corp. *	1,610	79,727
Werner Enterprises, Inc.	3,140	56,897

		1,707,306

Technology - 7.56%
Acxiom Corp.	3,600	31,788
BMC Software, Inc. *	2,045	69,101
Lam Research Corp. *	3,730	96,980
NetApp, Inc. *	3,720	73,359
Palm, Inc. * (a)	5,190	85,998
Parametric Technology Corp. *	4,130	48,280
Quest Software, Inc. *	5,170	72,070
Red Hat, Inc. *	2,980	59,987
Riverbed Technology, Inc. *	2,560	59,366
Sybase, Inc. *	2,891	90,604
Synopsys, Inc. *	4,390	85,649
Thomas & Betts Corp. *	1,290	37,229
Western Digital Corp. *	5,500	145,750
Wind River Systems, Inc. *	2,600	29,796

		985,957

Utilities - 7.37%
Alliant Energy Corp.	1,540	40,240
Atmos Energy Corp.	1,040	26,041
CenterPoint Energy, Inc.	7,130	79,000
DPL, Inc.	3,540	82,022
El Paso Electric Company *	2,720	37,971
Energen Corp.	3,280	130,872
MDU Resources Group, Inc.	5,704	108,205
Northeast Utilities	1,570	35,027
NV Energy, Inc.	4,000	43,160
OGE Energy Corp.	1,840	52,109
UGI Corp.	8,440	215,136

The accompanying notes are an integral part of the financial statements.

139

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Unisource Energy Corp.	2,150	$57,061
Westar Energy, Inc.	2,940	55,184

		962,028

TOTAL COMMON STOCKS (Cost $13,457,882)		$12,800,548

SHORT TERM INVESTMENTS - 2.62%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$34,076	$341,127

TOTAL SHORT TERM INVESTMENTS (Cost $340,980)		$341,127

REPURCHASE AGREEMENTS - 1.53%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.11% to be repurchased at $200,001 on 07/01/2009, collateralized by $298,378 Federal National Mortgage Association, 4.50% due 03/01/2020 (valued at $204,168, including interest)	$200,000	$200,000

TOTAL REPURCHASE AGREEMENTS (Cost $200,000)		$200,000

Total Investments (Mid Cap Intersection Trust) (Cost $13,998,862) - 102.26%		$13,341,675
Other assets and liabilities, net - (2.26)%		(294,841)

TOTAL NET ASSETS - 100.00%		$13,046,834

Mid Cap Stock Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.02%
Basic Materials - 0.41%
Agnico Eagle Mines, Ltd.	48,400	$2,540,032
Communications - 8.16%
Equinix, Inc. *	110,200	8,015,948
Juniper Networks, Inc. *	285,200	6,730,720
McAfee, Inc. *	193,500	8,163,765
MetroPCS Communications, Inc. *	90,600	1,205,886
Motorola, Inc.	1,012,500	6,712,875
NeuStar, Inc., Class A *	283,000	6,271,280
Polycom, Inc. *	305,279	6,188,005
RF Micro Devices, Inc. *	1,886,000	7,091,360

		50,379,839

Consumer, Cyclical - 24.50%
Advance Auto Parts, Inc.	247,800	10,281,222
Aeropostale, Inc. *	222,600	7,628,502
Best Buy Company, Inc.	323,300	10,827,317
BJ’s Wholesale Club, Inc. * (a)	197,889	6,377,962
Dick’s Sporting Goods, Inc. *	168,400	2,896,480
DreamWorks Animation SKG, Inc., Class A *	366,861	10,121,695
Gymboree Corp. *	106,500	3,778,620
Hanesbrands, Inc. *	757,200	$11,365,572
Huabao International Holdings, Ltd.	7,030,000	6,794,120
Kohl’s Corp. *	190,200	8,131,050
Marvel Entertainment, Inc. *	181,300	6,452,467
MGM Mirage, Inc. * (a)	788,440	5,038,132
MRV Engenharia e Participacoes SA	711,200	9,854,085
Pool Corp. (a)	428,373	7,093,857
Staples, Inc. (a)	423,400	8,539,978
Tam SA *	528,000	5,496,480
Tempur-Pedic International, Inc.	554,250	7,244,048
The Cheesecake Factory, Inc. *	470,100	8,132,730
The Gap, Inc.	462,000	7,576,800
Warnaco Group, Inc. *	236,200	7,652,880

		151,283,997

Consumer, Non-cyclical - 27.06%
Alkermes, Inc. *	293,699	3,177,823
Amylin Pharmaceuticals, Inc. *	283,833	3,831,745
Auxilium Pharmaceuticals, Inc. * (a)	190,800	5,987,304
Cephalon, Inc. * (a)	93,883	5,318,472
China Mengniu Dairy Company, Ltd.	2,696,000	6,233,071
Coca-Cola Enterprises, Inc.	341,600	5,687,640
Coinstar, Inc. *	353,800	9,446,460
Corinthian Colleges, Inc. *	709,000	12,003,370
Corrections Corp. of America *	442,900	7,524,871
Daiichi Sankyo Company, Ltd.	427,700	7,653,163
Dr Pepper Snapple Group, Inc. *	285,900	6,058,221
Edwards Lifesciences Corp. *	107,200	7,292,816
Elan Corp. PLC, SADR *	276,300	1,760,031
Fomento Economico Mexicano SA de CV, SADR	128,400	4,139,616
Herbalife, Ltd.	303,500	9,572,390
Interactive Data Corp.	198,500	4,593,290
Intuitive Surgical, Inc. * (a)	21,200	3,469,592
ITT Educational Services, Inc. *	90,400	9,099,664
Jarden Corp. *	793,404	14,876,325
Localiza Rent A Car SA	1,002,000	6,187,395
Regeneron Pharmaceuticals, Inc. *	138,600	2,483,712
Shionogi & Company, Ltd.	252,753	4,882,658
St. Jude Medical, Inc. *	144,100	5,922,510
The Scotts Company, Class A	220,700	7,735,535
Watson Pharmaceuticals, Inc. *	162,100	5,461,149
Western Union Company	408,285	6,695,874

		167,094,697

Energy - 4.78%
EOG Resources, Inc.	52,100	3,538,632
First Solar, Inc. * (a)	30,700	4,977,084
Karoon Gas Australia, Ltd. *	117,918	857,565
Nabors Industries, Ltd. *	231,300	3,603,654
Smith International, Inc.	186,200	4,794,650
SunPower Corp., Class A * (a)	299,251	7,972,047
Ultra Petroleum Corp. *	97,400	3,798,600

		29,542,232

Financial - 4.11%
AFLAC, Inc.	95,600	2,972,204
Ameriprise Financial, Inc.	161,200	3,912,324

The accompanying notes are an integral part of the financial statements.

140

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Huntington Bancshares, Inc.	1,414,013	$5,910,574
NASDAQ OMX Group, Inc. *	393,800	8,391,878
W.R. Berkley Corp.	195,800	4,203,826

		25,390,806

Industrial - 16.23%
Aecom Technology Corp. *	206,120	6,595,840
AMETEK, Inc.	158,300	5,474,014
BE Aerospace, Inc. *	391,300	5,619,068
Brink’s Home Security Holdings, Inc. *	219,100	6,202,721
Con-way, Inc.	189,400	6,687,714
Energizer Holdings, Inc. *	84,300	4,403,832
Illinois Tool Works, Inc.	202,500	7,561,350
J.B. Hunt Transport Services, Inc.	211,400	6,454,042
Lennox International, Inc.	225,000	7,224,750
Martin Marietta Materials, Inc.	61,300	4,835,344
Masco Corp.	701,300	6,718,454
Nordic American Tanker Shipping, Ltd. (a)	181,000	5,759,420
Overseas Shipholding Group, Inc.	124,900	4,251,596
Pall Corp.	201,400	5,349,184
Parker-Hannifin Corp.	105,500	4,532,280
Pentair, Inc.	245,600	6,292,272
SMA Solar Technology AG	84,154	6,238,778

		100,200,659

Technology - 12.77%
Adobe Systems, Inc. *	296,700	8,396,610
BMC Software, Inc. *	229,200	7,744,668
CA, Inc.	444	7,739
Logitech International SA * (a)	202,789	2,839,046
Marvell Technology Group, Ltd. *	516,100	6,007,404
Maxim Integrated Products, Inc.	460,200	7,220,538
MEMC Electronic Materials, Inc. *	403,100	7,179,211
ON Semiconductor Corp. *	907,200	6,223,392
Palm, Inc. * (a)	299,900	4,969,343
Red Hat, Inc. *	448,600	9,030,318
Riverbed Technology, Inc. *	209,900	4,867,581
Seagate Technology	815,400	8,529,084
Solera Holdings, Inc. *	230,000	5,842,000

		78,856,934

TOTAL COMMON STOCKS (Cost $587,715,020)		$605,289,196

SHORT TERM INVESTMENTS - 6.88%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$4,241,984	$42,465,655

TOTAL SHORT TERM INVESTMENTS (Cost $42,446,057)		$42,465,655

REPURCHASE AGREEMENTS - 1.63%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.09% to be repurchased at $10,100,025 on 07/01/2009, collateralized by $10,151,168 Federal National Mortgage Association, 5.50% due 10/01/2037 (valued at $10,302,001, including interest)	$10,100,000	$10,100,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,100,000)		$10,100,000

Total Investments (Mid Cap Stock Trust) (Cost $640,261,077) - 106.53%		$657,854,851
Other assets and liabilities, net - (6.53)%		(40,352,010)

TOTAL NET ASSETS - 100.00%		$617,502,841

Mid Cap Value Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.73%
Basic Materials - 8.81%
Eastman Chemical Company	44,007	$1,667,865
Freeport-McMoRan Copper & Gold, Inc., Class B	27,726	1,389,350
Lubrizol Corp.	30,093	1,423,700
Nucor Corp.	27,306	1,213,206
PPG Industries, Inc.	34,173	1,500,195
Rayonier, Inc.	27,194	988,502
Steel Dynamics, Inc.	24,809	365,436
United States Steel Corp.	21,919	783,385

		9,331,639

Communications - 5.31%
CenturyTel, Inc.	27,831	854,412
Embarq Corp.	21,279	894,995
McAfee, Inc. *	39,400	1,662,286
Qwest Communications International, Inc. (a)	351,190	1,457,438
Windstream Corp.	90,109	753,311

		5,622,442

Consumer, Cyclical - 11.05%
AMR Corp. *	54,861	220,541
Bed Bath & Beyond, Inc. *	31,047	954,695
Centex Corp.	32,980	279,011
Continental Airlines, Inc., Class B * (a)	27,334	242,179
D.R. Horton, Inc.	50,848	475,937
Delta Air Lines, Inc. *	98,724	571,612
Family Dollar Stores, Inc.	27,102	766,987
Genuine Parts Company	14,808	496,957
Goodyear Tire & Rubber Company *	45,924	517,104
Hasbro, Inc.	25,567	619,744
KB Home (a)	24,731	338,320
Macy’s, Inc.	75,377	886,434
Mohawk Industries, Inc. *	16,838	600,780
National Cinemedia, Inc.	65,528	901,665
Pulte Homes, Inc. (a)	31,579	278,843

The accompanying notes are an integral part of the financial statements.

141

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Regal Entertainment Group, Class A	105,543	$1,402,666
Royal Caribbean Cruises, Ltd. (a)	36,215	490,351
Starwood Hotels & Resorts Worldwide, Inc.	14,125	313,575
UAL Corp. * (a)	26,676	85,096
US Airways Group, Inc. * (a)	71,155	172,907
VF Corp.	19,777	1,094,657

		11,710,061

Consumer, Non-cyclical - 10.78%
Covance, Inc. *	15,757	775,244
Hospira, Inc. *	24,702	951,521
Humana, Inc. *	11,615	374,700
King Pharmaceuticals, Inc. *	72,439	697,588
Life Technologies Corp. *	17,003	709,365
Lorillard, Inc.	46,815	3,172,653
McKesson Corp.	15,026	661,144
Mylan, Inc. * (a)	188,463	2,459,442
Ritchie Brothers Auctioneers, Inc. (a)	52,304	1,226,529
Universal Health Services, Inc., Class B	8,139	397,590

		11,425,776

Energy - 9.74%
BJ Services Company	56,680	772,548
Cameron International Corp. *	26,502	750,007
El Paso Corp.	73,307	676,624
Enbridge, Inc.	48,006	1,667,248
EQT Corp.	16,928	590,957
Newfield Exploration Company *	29,210	954,291
Pioneer Natural Resources Company	24,846	633,573
Questar Corp.	27,023	839,334
Southwestern Energy Company *	27,754	1,078,243
Sunoco, Inc.	10,220	237,104
Transocean, Ltd. *	5,763	428,133
Ultra Petroleum Corp. *	20,782	810,498
Weatherford International, Ltd. *	44,872	877,696

		10,316,256

Financial - 19.41%
Aon Corp.	24,525	928,762
Arch Capital Group, Ltd. *	6,195	362,903
Assurant, Inc.	40,120	966,491
Avalon Bay Communities, Inc., REIT	11,877	664,399
Axis Capital Holdings, Ltd.	47,440	1,241,979
Boston Properties, Inc., REIT	8,000	381,600
CIT Group, Inc. (a)	482,027	1,036,358
Cullen Frost Bankers, Inc.	8,509	392,435
Equity Residential, REIT	27,976	621,906
Everest Re Group, Ltd.	31,982	2,288,952
Invesco, Ltd.	70,169	1,250,412
Lincoln National Corp.	51,343	883,613
M&T Bank Corp. (a)	8,486	432,192
Marsh & McLennan Companies, Inc.	31,901	642,167
PartnerRe, Ltd.	32,367	2,102,237
PICO Holdings, Inc. *	12,545	360,041
ProLogis, REIT	23,497	189,386
SLM Corp. *	13,983	143,605
The St. Joe Company * (a)	24,889	659,310
Transatlantic Holdings, Inc.	13,820	598,821
Ventas, Inc., REIT	19,750	$589,735
Willis Group Holdings, Ltd.	35,585	915,602
XL Capital, Ltd., Class A (a)	254,344	2,914,782

		20,567,688

Industrial - 15.99%
A.O. Smith Corp.	24,072	784,025
AGCO Corp. *	19,411	564,278
Cemex SA de CV, SADR *	88,003	821,948
Chicago Bridge & Iron Company N.V. (a)	33,651	417,272
Cooper Industries, Ltd., Class A	55,646	1,727,808
CSX Corp.	30,599	1,059,643
Cummins, Inc.	15,584	548,713
Eaton Corp.	44,742	1,995,941
Fluor Corp.	10,524	539,776
Foster Wheeler AG *	19,845	471,319
Goodrich Corp.	30,117	1,504,946
Ingersoll-Rand PLC *	53,609	1,120,428
Insituform Technologies, Inc., Class A *	9,768	165,763
Jacobs Engineering Group, Inc. *	13,123	552,347
Kansas City Southern *	47,005	757,251
KBR, Inc.	20,558	379,089
Manitowoc Company, Inc.	65,794	346,076
McDermott International, Inc. *	23,281	472,837
Parker-Hannifin Corp.	21,136	908,003
Rockwell Automation, Inc.	17,192	552,207
Stanley Works	20,262	685,666
Terex Corp. *	25,409	306,687
W.W. Grainger, Inc.	3,209	262,753

		16,944,776

Technology - 9.31%
Adobe Systems, Inc. *	26,200	741,460
Agilent Technologies, Inc. *	39,766	807,647
ASML Holding NV	33,989	735,862
Autodesk, Inc. *	30,891	586,311
BMC Software, Inc. *	27,477	928,448
Brocade Communications Systems, Inc. *	31,128	243,421
Celestica, Inc. *	174,258	1,188,440
Lam Research Corp. *	28,082	730,132
LSI Logic Corp. *	193,404	881,922
Maxim Integrated Products, Inc.	73,702	1,156,384
Microchip Technology, Inc. (a)	48,359	1,090,495
Micron Technology, Inc. *	152,629	772,303

		9,862,825

Utilities - 6.33%
Allegheny Energy, Inc.	45,588	1,169,332
DTE Energy Company	24,487	783,584
Pepco Holdings, Inc.	86,556	1,163,313
Pinnacle West Capital Corp.	13,832	417,035
Sempra Energy	39,224	1,946,687
Wisconsin Energy Corp.	30,000	1,221,300

		6,701,251

TOTAL COMMON STOCKS (Cost $104,319,996)		$102,482,714

The accompanying notes are an integral part of the financial statements.

142

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

CONVERTIBLE BONDS - 0.27%
Communications - 0.27%
Qwest Communications International, Inc. 3.50% due 11/15/2025	$289,000	$284,665

TOTAL CONVERTIBLE BONDS (Cost $390,872)		$284,665

SHORT TERM INVESTMENTS - 13.26%
Citigroup Funding, Inc. 0.15% due 07/01/2009	$2,800,000	$2,800,000
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	1,124,145	11,253,591

TOTAL SHORT TERM INVESTMENTS(Cost $14,043,723)		$14,053,591

Total Investments (Mid Cap Value Equity Trust) (Cost $118,754,591) - 110.26%		$116,820,970
Other assets and liabilities, net - (10.26)%		(10,867,325)

TOTAL NET ASSETS - 100.00%		$105,953,645

Mid Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.23%
Basic Materials - 5.96%
Alcoa, Inc.	288,200	$2,977,106
AngloGold Ashanti, Ltd., SADR	28,800	1,054,944
Biogen Idec, Inc. *	24,600	1,110,690
Domtar Corp. *	176,183	2,921,114
Franco-Nevada Corp.	35,600	833,173
Franco-Nevada Corp.	125,200	3,009,579
Freeport-McMoRan Copper & Gold, Inc., Class B	44,700	2,239,917
Gold Fields, Ltd., SADR	101,600	1,224,280
International Flavors & Fragrances, Inc.	100,200	3,278,544
International Paper Company	77,900	1,178,627
Temple-Inland, Inc.	308,100	4,042,272
Weyerhaeuser Company	359,900	10,951,757

		34,822,003

Communications - 7.83%
Cablevision Systems Corp., Class A	11,600	225,156
Discovery Communications, Inc., Series A *	62,450	1,408,247
Discovery Communications, Inc., Series C *	88,950	1,826,144
DISH Network Corp. *	249,500	4,044,395
Expedia, Inc. *	178,500	2,697,135
Harris Corp.	120,000	3,403,200
Liberty Media Corp. - Interactive A *	599,900	3,005,499
Meredith Corp. (a)	348,100	8,893,955
Motorola, Inc.	1,063,500	7,051,005
Scripps Networks Interactive, Inc., Class A	130,200	3,623,466
Telephone & Data Systems, Inc. - Special Shares	191,400	4,968,744
Telephone & Data Systems, Inc.	53,900	1,525,370
The Washington Post Company, Class B	8,800	3,099,184

		45,771,500
Consumer, Cyclical - 11.08%
Bed Bath & Beyond, Inc. *	111,400	$3,425,550
BorgWarner, Inc. (a)	170,600	5,825,990
CarMax, Inc. * (a)	205,800	3,025,260
Cintas Corp.	129,400	2,955,496
Delta Air Lines, Inc. *	294,100	1,702,839
Harman International Industries, Inc.	32,200	605,360
International Game Technology	388,800	6,181,920
Mattel, Inc.	485,100	7,785,855
Scholastic Corp.	274,724	5,436,788
Southwest Airlines Company	1,492,800	10,046,544
The Gap, Inc.	602,500	9,881,000
Tiffany & Company (a)	114,600	2,906,256
TRW Automotive Holdings Corp. *	141,900	1,603,470
WABCO Holdings, Inc.	189,100	3,347,070

		64,729,398

Consumer, Non-cyclical - 19.44%
Alberto-Culver Company	287,700	7,316,211
Boston Scientific Corp. *	184,800	1,873,872
Brown Forman Corp., Class B	45,700	1,964,186
Campbell Soup Company	282,100	8,299,382
Career Education Corp. * (a)	214,400	5,336,416
Coca-Cola Enterprises, Inc.	110,946	1,847,251
Equifax, Inc.	86,100	2,247,210
Estee Lauder Companies, Inc., Class A	161,200	5,266,404
Fortune Brands, Inc.	97,400	3,383,676
Healthsouth Corp. *	802,470	11,587,667
Hershey Company	159,100	5,727,600
Hertz Global Holdings, Inc. * (a)	731,700	5,846,283
Lincare Holdings, Inc. * (a)	262,400	6,171,648
Manpower, Inc.	188,300	7,972,622
McCormick & Company, Inc.	137,900	4,485,887
Mead Johnson Nutrition Company *	30,300	962,631
Onyx Pharmaceuticals, Inc. *	65,300	1,845,378
OSI Pharmaceuticals, Inc. *	14,700	414,981
Paychex, Inc.	67,600	1,703,520
Sepracor, Inc. *	95,100	1,647,132
St. Jude Medical, Inc. *	66,500	2,733,150
Stryker Corp.	130,600	5,190,044
Sysco Corp.	326,600	7,341,968
Tootsie Roll Industries, Inc. (a)	95,147	2,158,885
Weight Watchers International, Inc.	251,550	6,482,444
Whole Foods Market, Inc. (a)	133,200	2,528,136
Zimmer Holdings, Inc. *	30,800	1,312,080

		113,646,664

Energy - 9.65%
Baker Hughes, Inc.	30,900	1,125,996
BJ Services Company	554,900	7,563,287
Cimarex Energy Company	300,200	8,507,668
Duke Energy Corp.	346,900	5,061,271
Murphy Oil Corp.	181,100	9,837,352
Nexen, Inc.	503,200	10,894,280
Petro-Canada	215,000	8,260,300
Williams Companies, Inc.	329,200	5,138,812

		56,388,966

The accompanying notes are an integral part of the financial statements.

143

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial - 20.72%
Alexandria Real Estate Equities, Inc., REIT	21,700	$776,643
Allstate Corp.	192,300	4,692,120
Arthur J. Gallagher & Company	70,400	1,502,336
Axis Capital Holdings, Ltd.	82,900	2,170,322
CIGNA Corp.	195,900	4,719,231
Cincinnati Financial Corp.	209,200	4,675,620
Commerce Bancshares, Inc.	122,656	3,904,140
Discover Financial Services	1,033,500	10,614,045
Duke Realty Corp., REIT	232,900	2,042,533
E*TRADE Financial Corp. * (a)	4,440,700	5,684,096
First American Corp.	76,100	1,971,751
First Horizon National Corp. * (a)	419,553	5,034,630
First Niagara Financial Group, Inc.	224,300	2,561,506
Greenhill & Company, Inc. (a)	47,100	3,401,091
Janus Capital Group, Inc.	621,500	7,085,100
KeyCorp	702,300	3,680,052
Kimco Realty Corp., REIT	392,000	3,939,600
Marsh & McLennan Companies, Inc.	282,800	5,692,764
Marshall & Ilsley Corp.	524,400	2,517,120
Montpelier Re Holdings, Ltd.	171,400	2,277,906
Northern Trust Corp.	58,400	3,134,912
OneBeacon Insurance Group, Ltd.	162,400	1,898,456
Progressive Corp. *	391,300	5,912,543
Prudential Financial, Inc.	27,400	1,019,828
SL Green Realty Corp., REIT	111,800	2,564,692
The St. Joe Company * (a)	296,800	7,862,232
The Travelers Companies, Inc.	77,917	3,197,714
Valley National Bancorp (a)	143,871	1,683,291
Vornado Realty Trust, REIT	55,808	2,513,034
Weingarten Realty Investors, REIT	184,600	2,678,546
WestAmerica Bancorp (a)	106,900	5,303,309
Wilmington Trust Corp. (a)	321,800	4,395,788

		121,106,951

Industrial - 5.91%
AVX Corp.	482,000	4,786,260
Dover Corp.	85,500	2,829,195
Molex, Inc.	572,700	8,235,426
Nalco Holding Company	321,700	5,417,428
National Instruments Corp.	133,900	3,020,784
Textron, Inc.	170,000	1,642,200
Tyco Electronics, Ltd.	30,700	570,713
Tyco Electronics, Ltd.	310,400	5,770,336
Waters Corp. *	44,100	2,269,827

		34,542,169

Technology - 5.16%
ASML Holding NV	94,383	2,043,392
Automatic Data Processing, Inc.	37,500	1,329,000
CA, Inc.	119,100	2,075,913
Electronic Arts, Inc. *	200,700	4,359,204
Novellus Systems, Inc. *	359,600	6,005,320
Seagate Technology	544,300	5,693,378
Teradyne, Inc. * (a)	264,500	1,814,470
Total Systems Services, Inc.	419,186	5,612,901
Xilinx, Inc.	59,100	1,209,186

		30,142,764
Utilities - 8.48%
Ameren Corp.	167,313	$4,164,421
American Electric Power Company, Inc.	142,300	4,111,047
Calpine Corp. *	162,400	1,810,760
Constellation Energy Group, Inc.	99,200	2,636,736
FirstEnergy Corp.	97,700	3,785,875
Integrys Energy Group, Inc.	82,100	2,462,179
Mirant Corp. *	612,600	9,642,324
NiSource, Inc.	142,800	1,665,048
NRG Energy, Inc. *	235,800	6,121,368
Pepco Holdings, Inc.	200,700	2,697,408
Pinnacle West Capital Corp.	183,700	5,538,555
PNM Resources, Inc.	249,000	2,666,790
Teco Energy, Inc. (a)	190,100	2,267,893

		49,570,404

TOTAL COMMON STOCKS (Cost $491,076,725)		$550,720,819

PREFERRED STOCKS - 0.20%
Financial - 0.20%
Assured Guaranty, Ltd., 8.50%	23,000	1,188,870

TOTAL PREFERRED STOCKS (Cost $1,150,000)		$1,188,870

CORPORATE BONDS - 0.66%
Consumer, Non-cyclical - 0.34%
Hertz Global Holdings, Inc. 5.25% due 06/01/2014	1,711,000	1,967,650
Industrial - 0.32%
Textron Inc, Series TXT 4.50% due 05/01/2013	1,900,000	1,904,750

TOTAL CORPORATE BONDS (Cost $3,611,000)		$3,872,400

CONVERTIBLE BONDS - 0.58%
Basic Materials - 0.26%
Alcoa, Inc. 5.25% due 03/15/2014	850,000	1,488,562
Communications - 0.23%
Lucent Technologies, Inc., Series B 2.75% due 06/15/2025	1,916,000	1,362,180
Technology - 0.09%
Teradyne, Inc., Series TER 4.50% due 03/15/2014	354,000	509,318

TOTAL CONVERTIBLE BONDS (Cost $3,141,313)		$3,360,060

SHORT TERM INVESTMENTS - 13.13%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$4,946,867	$49,522,095
T. Rowe Price Reserve Investment Fund, 0.3922%	27,210,805	27,228,628

TOTAL SHORT TERM INVESTMENTS(Cost $76,727,736)		$76,750,723

The accompanying notes are an integral part of the financial statements.

144

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $351,000 on 07/01/2009, collateralized by $340,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $361,675, including interest)	$351,000	$351,000

TOTAL REPURCHASE AGREEMENTS (Cost $351,000)		$351,000

Total Investments (Mid Value Trust) (Cost $576,057,774) - 108.86%		$636,243,872
Other assets and liabilities, net - (8.86)%		(51,787,493)

TOTAL NET ASSETS - 100.00%		$584,456,379

Mutual Shares Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 87.00%
Australia - 0.19%
Lion Nathan, Ltd.	97,218	$909,555

Canada - 0.16%
ACE Aviation Holdings, Inc. *	17,926	81,681
MDS, Inc. *	124,999	656,617

		738,298

Denmark - 1.19%
A P Moller Maersk AS	550	3,302,608
Carlsberg AS, B Shares	36,416	2,340,747

		5,643,355

France - 4.09%
Carrefour SA	115,308	4,932,575
GDF Suez (a)	69,102	2,581,493
Groupe DANONE	63,613	3,145,911
Pernod-Ricard SA (a)	89,799	5,669,211
Total SA	55,705	3,017,103

		19,346,293

Germany - 4.60%
Daimler AG	51,437	1,861,091
Deutsche Boerse AG	32,090	2,494,155
E.ON AG	191,900	6,811,365
Linde AG	64,074	5,267,831
Siemens AG	76,919	5,325,133

		21,759,575

Hong Kong - 0.45%
Link, REIT	1,003,772	2,140,004
Italy - 0.38%
Intesa Sanpaolo SpA *	552,696	1,791,935
Japan - 0.76%
Japan Tobacco, Inc.	1,159	3,612,552
Netherlands - 4.10%
Koninklijke (Royal) Philips Electronics NV	163,289	3,019,428
Koninklijke DSM NV	84,443	$2,645,769
Koninklijke KPN NV	485,901	6,693,674
Royal Dutch Shell PLC, A Shares	218,813	5,463,917
TNT Post Group NV	82,224	1,601,517

		19,424,305

Norway - 1.41%
Orkla ASA (a)	915,395	6,668,660
Singapore - 0.61%
Keppel Corp., Ltd.	608,085	2,886,978
South Korea - 0.60%
KT&G Corp.	50,286	2,840,236
Spain - 0.89%
Telefonica SA	186,718	4,233,828
Sweden - 0.44%
SKF AB, B Shares	168,091	2,077,707
Switzerland - 6.24%
Nestle SA	240,043	9,059,500
Novartis AG	90,898	3,693,046
Transocean, Ltd. *	89,944	6,681,940
Tyco Electronics, Ltd. *	212,424	3,948,962
Tyco International, Ltd. *	151,090	3,925,318
Zurich Financial Services AG	12,775	2,261,300

		29,570,066

United Kingdom - 7.42%
Anglo American PLC	108,211	3,157,676
Barclays PLC	598,382	2,787,101
BP PLC	332,111	2,628,046
British American Tobacco PLC	453,385	12,524,940
Cadbury PLC	474,102	4,049,956
Imperial Tobacco Group PLC	383,461	9,973,533

		35,121,252

United States - 53.47%
ACE, Ltd.	99,509	4,401,283
Alexander’s, Inc., REIT *	13,858	3,736,117
Alleghany Corp. *	5,696	1,543,616
Altria Group, Inc.	466,980	7,653,802
Ameriprise Financial, Inc.	45,125	1,095,184
Baker Hughes, Inc.	41,497	1,512,151
Bank of America Corp.	115,050	1,518,660
Berkshire Hathaway, Inc., Class B *	5,232	15,150,458
Brown Forman Corp., Class B	37,849	1,626,750
Cerberus Investors I LLC * (b)(e)	384,193	76,839
Cerberus Investors II LLC * (b)(e)	384,193	76,839
Cerberus Investors III LLC * (b)(e)	192,097	38,419
Comcast Corp., Class A	838,833	11,827,545
Community Health Systems, Inc. *	58,797	1,484,624
Conseco, Inc. *	187,875	445,264
Constellation Energy Group, Inc.	175,458	4,663,674
CVS Caremark Corp.	402,403	12,824,584
Dell, Inc. *	584,317	8,022,672
Domtar Corp. *	50,879	843,574
Dr Pepper Snapple Group, Inc. *	336,976	7,140,521
Eastman Kodak Company	252,056	746,086

The accompanying notes are an integral part of the financial statements.

145

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)

		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
United States (continued)
Entergy Corp.		34,585	$2,681,029
Exelon Corp.		77,130	3,949,827
Exterran Holdings, Inc. *		63,948	1,025,726
Federal Signal Corp.		70,426	538,759
Forestar Real Estate Group, Inc. * (a)		55,423	658,425
GenCorp, Inc. *		55,258	105,543
General Mills, Inc.		63,160	3,538,223
Goodyear Tire & Rubber Company *		176,018	1,981,963
Guaranty Bancorp *		21,927	41,881
H & R Block, Inc.		88,173	1,519,221
Hillenbrand, Inc.		63,489	1,056,457
International Paper Company		395,443	5,983,053
Kraft Foods, Inc., Class A		298,289	7,558,643
Lorillard, Inc.		21,878	1,482,672
LSI Logic Corp. *		1,019,994	4,651,173
Marathon Oil Corp.		225,660	6,799,136
Mattel, Inc.		519,540	8,338,617
Maxim Integrated Products, Inc.		244,218	3,831,780
MeadWestvaco Corp.		35,304	579,339
Microsoft Corp.		559,175	13,291,590
Motorola, Inc.		771,782	5,116,915
News Corp., Class A		941,222	8,574,532
Noble Energy, Inc.		24,782	1,461,394
NRG Energy, Inc. *		38,221	992,217
Old Republic International Corp.		246,610	2,429,108
Owens Corning, Inc. *		132,604	1,694,679
Parker-Hannifin Corp.		33,597	1,443,327
Pepsi Bottling Group, Inc.		128,199	4,338,254
PepsiAmericas, Inc.		36,978	991,380
Philip Morris International, Inc.		66,552	2,902,998
Pride International, Inc. *		77,772	1,948,966
Qwest Communications International, Inc. (a)		1,021,451	4,239,022
Reynolds American, Inc.		118,039	4,558,666
Sun Microsystems, Inc. *		297,770	2,745,439
SUPERVALU, Inc.		162,655	2,106,382
Temple-Inland, Inc.		142,263	1,866,491
Tenet Healthcare Corp. *		1,103,750	3,112,575
The Kroger Company		260,385	5,741,489
The St. Joe Company * (a)		42,394	1,123,017
The Travelers Companies, Inc.		58,716	2,409,705
Thermo Fisher Scientific, Inc. *		75,649	3,084,210
Time Warner Cable, Inc. *		51,295	1,624,513
United Technologies Corp.		90,250	4,689,390
Valeant Pharmaceuticals International *		62,321	1,602,896
Ventas, Inc., REIT		42,421	1,266,691
Virgin Media, Inc.		288,797	2,700,252
Vornado Realty Trust, REIT		24,900	1,121,247
Wal-Mart Stores, Inc.		64,220	3,110,817
Weyerhaeuser Company		258,236	7,858,121
White Mountains Insurance Group, Ltd.		20,381	4,665,415
Wyeth		125,220	5,683,736

			253,245,563

TOTAL COMMON STOCKS (Cost $529,943,103)			$412,010,162

TERM LOANS - 3.11%
United States - 3.11%
Boston Generating LLC
2.7681% due 12/21/2013 (b)		$82,367	$59,385
2.7681% due 12/21/2013 (b)		362,869	261,619
2.7681% due 12/21/2013 (b)		23,043	16,613
Calpine Corp.
4.095% due 03/29/2014 (b)		5,183,807	4,577,592
Charter Communications Operating LLC
3.23% due 03/06/2014 (b)		2,910,240	2,852,036
7.25% due 03/06/2014 (b)		512,607	461,666
First Data Corp.
3.2681% due 09/24/2014 (b)		601,707	449,588
3.2681% due 09/24/2014 (b)		157,795	117,903
3.2681% due 09/24/2014 (b)		644,778	481,770
Quebecor World, Inc.
8.25% due 07/21/2009 (b)		953,307	919,941
Realogy Corp.
2.7682% due 10/10/2013 (b)		273,208	196,710
3.5182% due 10/10/2013 (b)		1,014,733	730,608
4.1388% due 10/10/2013 (b)		51,735	37,249
5.6788% due 10/10/2013 (b)		833,300	599,976
Spectrum Brands, Inc., Euro Term Loan
0.00% due 04/01/2013 (b)(k)	EUR	351,263	425,014
Spectrum Brands, Inc., Letter of Credit
0.00% due 04/01/2013 (b)(k)		$5,707	5,060
Spectrum Brands, Inc., Term Loan B
0.00% due 04/01/2013 (b)(k)		111,675	99,019
Texas Competitive Electric Holdings Company LLC
3.969% due 10/10/2014 (b)		1,062,675	757,555
3.969% due 10/10/2014 (b)		2,041,218	1,455,133
3.969% due 10/10/2014 (b)		327,500	233,467

			14,737,904

TOTAL TERM LOANS (Cost $13,238,100)			$14,737,904

CORPORATE BONDS - 0.33%
United States - 0.33%
American General Finance Corp.
6.90% due 12/15/2017		2,395,000	1,296,849
American General Finance Corp., Series MTN
5.85% due 06/01/2013		171,000	98,092
Cerberus Investors I LLC
12.00% due 07/31/2014 (b)(e)		337,200	67,440
Cerberus Investors II LLC
12.00% due 07/31/2014 (b)(e)		337,200	67,440
Cerberus Investors III LLC
12.00% due 07/31/2014 (b)(e)		168,600	33,720
Northwest Airlines
zero coupon due 01/16/2017 ^		170,000	107
Tropicana Entertainment LLC
9.625% due 12/15/2014 ^		1,180,000	10,325
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015 ^		33,000	4,084

			1,578,057

TOTAL CORPORATE BONDS (Cost $2,995,441)			$1,578,057

The accompanying notes are an integral part of the financial statements.

146

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value

SPECIAL PURPOSE VEHICLESS - 0.20%
United States - 0.20%
HMH Publishing Company, Ltd.
8.2563% due 11/14/2014 (b)(e)	$320,348	$209,556
Pontus I Trust
3.065% due 07/28/2009 (b)(e)	769,296	725,854

		935,410

TOTAL SPECIAL PURPOSE VEHICLESS (Cost $1,271,116)		$935,410

OPTIONS - 0.13%
United States - 0.13%
S&P 500 Index
Expiration 12/19/2009 at $(missing rate) *	26,100	613,350

TOTAL OPTIONS (Cost $1,540,683)		$613,350

SHORT TERM INVESTMENTS - 13.04%
Federal Home Loan Bank Discount Notes
zero coupon due 07/01/2009 to 12/01/2009	$12,300,000	$12,275,138
John Hancock Collateral
Investment Trust, 0.3952% (c)(f)	1,150,806	11,520,488
U.S. Treasury Bills
zero coupon due 07/02/2009 to 12/24/2009	38,000,000	37,970,324

TOTAL SHORT TERM INVESTMENTS (Cost $61,734,025)		$61,765,950

Total Investments (Mutual Shares Trust) (Cost $610,722,468) - 103.81%		$491,640,833
Other assets and liabilities, net - (3.81)%		(18,059,211)

TOTAL NET ASSETS - 100.00%		$473,581,622

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Food & Beverages	11.70%
Tobacco	9.62%
Insurance	3.83%
Electrical Utilities	3.82%
Cable & Television	3.41%

Natural Resources Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.28%
Basic Materials - 27.55%
Alumina, Ltd.	2,841,893	$3,261,881
Anglo American PLC	114,766	3,348,956
Anglo Platinum, Ltd.	73,658	5,222,758
AngloGold Ashanti, Ltd., SADR	107,565	3,940,106
ArcelorMittal	97,594	3,228,409
Barrick Gold Corp.	85,572	2,870,941
Cameco Corp. (a)	169,978	4,351,437
Compania de Minas Buenaventura SA, ADR	32,300	$776,169
Gold Fields, Ltd.	251,227	3,032,537
International Paper Company	216,600	3,277,158
POSCO, SADR (a)	39,000	3,224,130
Sumitomo Metal Industries, Ltd.	866,000	2,287,122
Vale SA, SADR	606,996	9,317,389
Vedanta Resources PLC	314,972	6,704,304
Xstrata PLC	337,819	3,725,782

		58,569,079

Energy - 69.73%
Baker Hughes, Inc.	106,100	3,866,284
BP PLC, SADR	143,473	6,840,793
Canadian Natural Resources, Ltd.	184,267	9,693,761
Chesapeake Energy Corp.	273,500	5,423,505
ConocoPhillips Company	99,359	4,179,040
CONSOL Energy, Inc.	153,614	5,216,731
Denbury Resources, Inc. *	267,500	3,940,275
Devon Energy Corp.	57,700	3,144,650
EnCana Corp.	146,908	7,283,828
Eni SpA, SADR (a)	47,500	2,251,975
EOG Resources, Inc.	122,231	8,301,929
EQT Corp.	113,840	3,974,154
Exxon Mobil Corp.	70,495	4,928,305
Gazprom OAO, SADR	364,259	7,422,501
Halliburton Company	128,198	2,653,699
Lukoil Oil Company, ADR	53,073	2,349,542
Marathon Oil Corp.	134,972	4,066,706
Newfield Exploration Company *	66,748	2,180,657
Noble Energy, Inc.	54,336	3,204,194
Peabody Energy Corp.	99,300	2,994,888
Petro-Canada	86,569	3,343,231
Petroleo Brasileiro SA, ADR	161,404	6,614,336
Reliance Industries, Ltd., GDR * (a)	45,506	3,794,232
Royal Dutch Shell PLC, ADR	129,831	6,516,218
Suncor Energy, Inc.	246,286	7,489,263
Talisman Energy, Inc.	264,902	3,805,625
Total SA, SADR	120,638	6,542,199
Ultra Petroleum Corp. *	55,100	2,148,900
Valero Energy Corp.	252,034	4,256,854
Weatherford International, Ltd. *	112,900	2,208,324
Williams Companies, Inc.	147,700	2,305,597
XTO Energy, Inc.	138,142	5,268,736

		148,210,932

TOTAL COMMON STOCKS (Cost $255,172,874)		$206,780,011

PREFERRED STOCKS - 0.24%
Basic Materials - 0.24%
Anglo Platinum, Ltd., 6.38% (i)	25,452	511,598

TOTAL PREFERRED STOCKS (Cost $706,784)		$511,598

The accompanying notes are an integral part of the financial statements.

147

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 6.06%
John Hancock Collateral
Investment Trust, 0.3952% (c)(f)	$1,286,985	$12,883,748

TOTAL SHORT TERM INVESTMENTS (Cost $12,879,289)		$12,883,748

REPURCHASE AGREEMENTS - 2.40%

Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.09% to be repurchased at $5,100,013 on 07/01/2009, collateralized by $5,802,773 Federal National Mortgage Association, 6.00% due 02/01/2038 (valued at $5,202,000,including interest)	$5,100,000	$5,100,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,100,000)		$5,100,000

Total Investments (Natural Resources Trust) (Cost $273,858,947) - 105.98%		$225,275,357
Other assets and liabilities, net - (5.98)%		(12,705,157)

TOTAL NET ASSETS - 100.00%		$212,570,200

Optimized All Cap Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.91%
Basic Materials - 2.63%
Anglo American PLC, ADR	959,026	$14,040,141
Innophos Holdings, Inc.	270,997	4,577,139
Monsanto Company	96,774	7,194,179
P.H. Glatfelter Company	402,952	3,586,273

		29,397,732

Communications - 9.82%
Acme Packet, Inc. *	111,529	1,128,673
Amazon.com, Inc. *	35,975	3,009,668
Aruba Networks, Inc. *	382,474	3,342,823
AT&T, Inc.	646,021	16,047,162
BCE, Inc.	374,552	7,738,244
Cisco Systems, Inc. *	950,382	17,715,120
Comcast Corp., Class A	691,428	10,018,792
DISH Network Corp. *	743,031	12,044,533
Nippon Telegraph & Telephone Corp., ADR	537,528	10,938,695
Shanda Interactive Entertainment, Ltd. * (a)	177,409	9,276,717
Symantec Corp. *	349,934	5,444,973
Tellabs, Inc. *	1,470,277	8,424,687
Viacom, Inc., Class B *	212,778	4,830,061

		109,960,148

Consumer, Cyclical - 7.97%
Bally Technologies, Inc. *	215,538	6,448,897
CEC Entertainment, Inc. *	141,491	4,171,155
CVS Caremark Corp.	177,533	5,657,977
Delta Air Lines, Inc. *	1,467,071	8,494,341
Dollar Tree, Inc. *	335,665	14,131,497
Hawaiian Holdings, Inc. *	766,252	4,612,837
LKQ Corp. *	624,841	$10,278,634
Newell Rubbermaid, Inc.	389,938	4,059,255
Pantry, Inc. *	220,874	3,666,508
Ross Stores, Inc.	493,594	19,052,728
TJX Companies, Inc.	278,550	8,763,183

		89,337,012

Consumer, Non-cyclical - 24.43%
Aaron, Inc., Class B	421,486	12,568,713
Abbott Laboratories	301,908	14,201,752
Alliance Data Systems Corp. *	262,485	10,811,757
Baxter International, Inc.	299,417	15,857,124
Celgene Corp. *	235,310	11,257,230
Coca-Cola Enterprises, Inc.	422,198	7,029,597
Colgate-Palmolive Company	437,575	30,954,056
Convergys Corp. *	742,326	6,888,785
Covidien PLC *	540,978	20,254,216
Deluxe Corp.	306,480	3,926,009
Flowers Foods, Inc.	494,309	10,795,709
General Mills, Inc.	114,209	6,397,988
Gen-Probe, Inc. *	206,493	8,875,069
Gilead Sciences, Inc. *	314,458	14,729,213
Herbalife, Ltd.	263,665	8,315,994
Hillenbrand, Inc.	413,190	6,875,482
Johnson & Johnson	344,474	19,566,123
Lender Processing Services, Inc.	551,108	15,304,269
Pfizer, Inc.	1,219,047	18,285,705
Spartan Stores, Inc.	221,192	2,744,993
St. Jude Medical, Inc. *	276,301	11,355,971
The Coca-Cola Company	185,080	8,881,989
Tupperware Brands Corp.	301,712	7,850,546

		273,728,290

Energy - 13.47%
Alliance Resource Partners LP	58,836	1,912,170
CMS Energy Corp.	1,296,593	15,662,843
ConocoPhillips Company	347,531	14,617,154
Eni SpA, SADR	323,645	15,344,010
ENSCO International, Inc.	284,912	9,934,881
Exxon Mobil Corp.	199,799	13,967,948
Forest Oil Corp. *	348,813	5,204,290
James River Coal Company *	288,181	4,360,179
Noble Corp.	437,873	13,245,658
Sasol, Ltd., SADR	356,784	12,423,219
Sunoco, Inc.	507,782	11,780,542
Transocean, Ltd. *	264,285	19,633,733
Valero Energy Corp.	761,470	12,861,228

		150,947,855

Financial - 15.52%
ACE, Ltd.	429,084	18,978,385
Allied World Assurance Holdings, Ltd.	323,724	13,217,651
Apartment Investment & Management Company, Class A, REIT	486,240	4,303,224
Bank of America Corp.	607,834	8,023,409
Broadridge Financial Solutions, Inc.	505,395	8,379,449
Charles Schwab Corp.	349,489	6,130,037
Citigroup, Inc.	918,721	2,728,601

The accompanying notes are an integral part of the financial statements.

148

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Deutsche Bank AG	252,935	$15,429,035
Hospitality Properties Trust, REIT	317,726	3,777,762
HRPT Properties Trust, REIT	988,026	4,011,386
JPMorgan Chase & Company	374,934	12,788,999
KeyCorp	1,389,721	7,282,138
Morgan Stanley	173,132	4,935,993
NASDAQ OMX Group, Inc. *	441,184	9,401,631
Pennsylvania Real Estate Investment Trust, REIT	836,678	4,183,390
PNC Financial Services Group, Inc.	300,416	11,659,145
TD Ameritrade Holding Corp. *	339,103	5,947,867
The Goldman Sachs Group, Inc.	100,619	14,835,265
The Macerich Company, REIT	252,567	4,447,705
Valley National Bancorp (a)	510,069	5,967,807
Wells Fargo & Company	307,411	7,457,791

		173,886,670

Industrial - 9.47%
Alliant Techsystems, Inc. *	218,011	17,955,386
AMETEK, Inc.	69,643	2,408,255
Belden, Inc.	256,517	4,283,834
Chicago Bridge & Iron Company N.V.	387,659	4,806,972
Emerson Electric Company	624,550	20,235,420
Genco Shipping & Trading, Ltd. (a)	192,823	4,188,115
General Dynamics Corp.	321,238	17,793,373
Owens Corning, Inc. *	430,025	5,495,719
Pactiv Corp. *	350,663	7,609,387
PerkinElmer, Inc.	316,831	5,512,859
Republic Services, Inc.	175,888	4,293,426
Spirit Aerosystems Holdings, Inc., Class A *	465,339	6,393,758
Stericycle, Inc. *	98,811	5,091,731

		106,068,235

Technology - 13.46%
Apple, Inc. *	91,462	13,026,933
Brocade Communications Systems, Inc. *	1,384,930	10,830,153
CSG Systems International, Inc. *	140,900	1,865,516
Hewlett-Packard Company	304,944	11,786,086
Intel Corp.	678,757	11,233,428
International Business Machines Corp.	285,643	29,826,842
Nuance Communications, Inc. *	613,187	7,413,431
Oracle Corp.	918,472	19,673,670
PMC-Sierra, Inc. *	1,093,707	8,705,908
Red Hat, Inc. *	278,512	5,606,446
Skyworks Solutions, Inc. *	1,021,254	9,987,864
Sybase, Inc. *	270,693	8,483,519
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	1,315,942	12,383,014

		150,822,810

Utilities - 2.14%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	294,910	8,844,351
Dominion Resources, Inc.	159,737	5,338,411
FirstEnergy Corp.	253,567	9,825,721

		24,008,483

TOTAL COMMON STOCKS (Cost $1,143,580,058)		$1,108,157,235

SHORT TERM INVESTMENTS - 0.69%
John Hancock Collateral
Investment Trust, 0.3952% (c)(f)	$772,665	$7,734,999

TOTAL SHORT TERM INVESTMENTS (Cost $7,733,869)		$7,734,999

REPURCHASE AGREEMENTS - 0.60%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $6,692,002 on 07/01/2009, collateralized by $5,485,000 U.S.Treasury Bonds, 6.25% due 08/15/2023 (valued at $6,828,825,including interest)	$6,692,000	$6,692,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,692,000)		$6,692,000

Total Investments (Optimized All Cap Trust) (Cost $1,158,005,927) - 100.20%		$1,122,584,234
Other assets and liabilities, net - (0.20)%		(2,214,379)

TOTAL NET ASSETS - 100.00%		$1,120,369,855

Optimized Value Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.56%
Basic Materials - 1.87%
Celanese Corp., Series A	99,999	$2,374,976
Ecolab, Inc.	47,833	1,865,009

		4,239,985

Communications - 7.93%
AT&T, Inc.	182,946	4,544,379
Cisco Systems, Inc. *	124,273	2,316,449
Comcast Corp., Class A	201,156	2,914,750
Embarq Corp.	123,840	5,208,710
Verizon Communications, Inc.	35,626	1,094,787
Viacom, Inc., Class B *	84,370	1,915,199

		17,994,274

Consumer, Cyclical - 5.90%
Continental Airlines, Inc., Class B *	157,613	1,396,451
CVS Caremark Corp.	67,876	2,163,208
Newell Rubbermaid, Inc.	127,641	1,328,743
PetSmart, Inc.	107,037	2,297,014
Ross Stores, Inc.	87,751	3,387,189
Yum! Brands, Inc.	84,539	2,818,530

		13,391,135

Consumer, Non-cyclical - 18.05%
Aaron, Inc., Class B	61,659	1,838,671
Abbott Laboratories	86,406	4,064,538
Alliance Data Systems Corp. *	67,686	2,787,986
Amgen, Inc. *	28,431	1,505,137
Baxter International, Inc.	71,063	3,763,497
Colgate-Palmolive Company	31,647	2,238,709
ConAgra Foods, Inc.	78,913	1,504,082

The accompanying notes are an integral part of the financial statements.

149

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Convergys Corp. *	115,990	$1,076,387
DaVita, Inc. *	51,455	2,544,964
Dr Pepper Snapple Group, Inc. *	54,130	1,147,015
Express Scripts, Inc. *	45,241	3,110,319
Gen-Probe, Inc. *	47,646	2,047,825
Johnson & Johnson	46,373	2,633,986
McCormick & Company, Inc.	90,216	2,934,727
Mylan, Inc. * (a)	133,660	1,744,263
Pfizer, Inc.	187,680	2,815,200
SAIC, Inc. *	82,694	1,533,974
Tupperware Brands Corp.	64,055	1,666,711

		40,957,991

Energy - 19.02%
Apache Corp.	49,902	3,600,429
Chevron Corp.	87,234	5,779,253
ConocoPhillips Company	103,200	4,340,592
Duke Energy Corp.	87,246	1,272,919
ENSCO International, Inc.	62,072	2,164,451
Exxon Mobil Corp.	128,842	9,007,344
Marathon Oil Corp.	78,843	2,375,540
Noble Corp.	85,296	2,580,204
Plains Exploration & Production Company *	92,901	2,541,771
Total SA, SADR	39,075	2,119,037
Transocean, Ltd. *	46,117	3,426,032
XTO Energy, Inc.	103,930	3,963,890

		43,171,462

Financial - 25.37%
ACE, Ltd.	42,893	1,897,157
American Financial Group, Inc.	85,996	1,855,794
Arch Capital Group, Ltd. *	30,410	1,781,418
Bank of America Corp.	263,682	3,480,602
Bank of New York Mellon Corp.	37,599	1,102,027
Broadridge Financial Solutions, Inc.	113,162	1,876,226
Brookfield Properties Corp. REIT	117,251	934,490
Citigroup, Inc.	218,316	648,398
Credit Suisse Group AG, SADR	32,179	1,471,546
Endurance Specialty Holdings, Ltd.	64,096	1,878,013
Hudson City Bancorp, Inc.	136,027	1,807,799
JPMorgan Chase & Company	205,420	7,006,876
Lincoln National Corp.	173,782	2,990,788
Morgan Stanley	84,944	2,421,753
NASDAQ OMX Group, Inc. *	150,502	3,207,198
PNC Financial Services Group, Inc.	107,570	4,174,792
Public Storage, Inc., REIT	16,797	1,099,868
SL Green Realty Corp., REIT	76,317	1,750,712
SLM Corp. *	184,673	1,896,592
State Street Corp.	63,806	3,011,643
The Goldman Sachs Group, Inc.	18,899	2,786,469
The Macerich Company, REIT (a)	91,055	1,603,478
U.S. Bancorp	99,733	1,787,215
Wells Fargo & Company	210,276	5,101,296

		57,572,150

Industrial - 11.97%
Aecom Technology Corp. *	46,191	1,478,112
Eagle Materials, Inc.	62,310	1,572,704
General Dynamics Corp.	53,258	$2,949,961
General Electric Company	572,842	6,713,708
Owens-Illinois, Inc. *	107,398	3,008,218
Pactiv Corp. *	98,438	2,136,104
Republic Services, Inc.	152,297	3,717,570
Spirit Aerosystems Holdings, Inc., Class A *	80,259	1,102,759
Stanley Works	63,014	2,132,394
Stericycle, Inc. *	45,606	2,350,077

		27,161,607

Technology - 3.82%
Intel Corp.	108,729	1,799,465
PMC-Sierra, Inc. *	266,745	2,123,290
Red Hat, Inc. *	83,828	1,687,458
Riverbed Technology, Inc. *	58,005	1,345,136
Xilinx, Inc.	84,503	1,728,931

		8,684,280

Utilities - 5.63%
Dominion Resources, Inc.	94,055	3,143,318
DPL, Inc.	58,726	1,360,681
FirstEnergy Corp.	29,354	1,137,468
FPL Group, Inc.	27,822	1,581,959
Mirant Corp. *	68,063	1,071,312
Sempra Energy	90,197	4,476,477

		12,771,215

TOTAL COMMON STOCKS (Cost $227,599,899)		$225,944,099

SHORT TERM INVESTMENTS - 0.81%

John Hancock Collateral Investment Trust, 0.3952%(c)(f)	$183,198	$1,833,962

TOTAL SHORT TERM INVESTMENTS
(Cost $1,833,386)		$1,833,962

REPURCHASE AGREEMENTS - 0.51%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $1,160,000 on 07/01/2009, collateralized by $955,000 U.S.Treasury Bonds, 6.25% due 08/15/2023 (valued at $1,188,975, including interest)	$1,160,000	$1,160,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,160,000)		$1,160,000

Total Investments (Optimized Value Trust)
(Cost $230,593,285) - 100.88%		$228,938,061
Other assets and liabilities, net - (0.88)%		(2,007,567)

TOTAL NET ASSETS - 100.00%		$226,930,494

The accompanying notes are an integral part of the financial statements.

150

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.02%
Australia - 1.57%
Coca-Cola Amatil, Ltd.	37,554	$260,153
Newcrest Mining, Ltd.	20,153	493,833
Qantas Airways, Ltd.	241,924	390,263
Telstra Corp., Ltd.	219,009	597,580
Woolworths, Ltd.	21,239	449,107

		2,190,936

Austria - 0.17%
Telekom Austria AG	14,970	234,226
Belgium - 0.30%
Belgacom SA	5,600	179,027
Groupe Bruxelles Lambert SA	3,300	241,672

		420,699

Bermuda - 0.92%
SeaDrill, Ltd., GDR	89,200	1,281,708

Brazil - 0.32%
Centrais Eletricas Brasileiras SA, ADR *	700	10,179
Centrais Eletricas Brasileiras SA *	2,600	38,015
Companhia Brasileira de Meios de Pagamento *	33,600	288,931
Gerdau SA, SADR	5,000	52,350
Itau Unibanco Holding SA	3,300	52,239

		441,714

Canada - 5.91%
Barrick Gold Corp.	11,500	385,825
BCE, Inc.	13,900	286,807
Cameco Corp.	60,500	1,552,096
Canadian Natural Resources, Ltd.	23,600	1,241,529
Enbridge, Inc.	9,000	312,290
Onex Corp.	17,800	306,065
Potash Corp. of Saskatchewan, Inc.	20,400	1,902,761
Research In Motion, Ltd. *	3,300	234,465
Research In Motion, Ltd. *	8,500	604,204
Rogers Communications, Inc., Class B	15,100	388,162
Shaw Communications, Inc.	16,200	272,704
Suncor Energy, Inc.	25,600	778,465

		8,265,373

Chile - 0.53%
Enersis SA, SADR	40,300	744,341
China - 4.39%
Bank of China, Ltd.	5,660,000	2,681,894
China Shenhua Energy Company, Ltd.	465,000	1,694,440
Industrial & Commercial Bank of China, Ltd.	2,342,000	1,629,460
Xinao Gas Holdings, Ltd., GDR	78,000	134,555

		6,140,349

Denmark - 0.94%
Novo Nordisk AS	24,160	1,313,145
Egypt - 0.30%
Egyptian Company for Mobile Services	12,100	419,920
Finland - 1.22%
Nokia AB Oyj	78,357	1,143,516
Rautaruukki Oyj	10,982	219,627
UPM-Kymmene Oyj	39,900	347,743

		1,710,886
France - 10.38%
Air France KLM	20,359	$261,012
Air Liquide	8,171	748,223
BNP Paribas SA (a)	17,487	1,134,799
Bouygues SA	37,066	1,393,870
Compagnie Generale des Etablissements
Michelin, Class B (a)	12,342	705,396
Electricite de France	5,300	258,449
France Telecom SA	27,018	613,855
GDF Suez	11,600	433,350
Lafarge SA * (a)	10,400	706,130
Lafarge SA *	4,794	311,043
L’Oreal SA	31,664	2,370,633
Pernod-Ricard SA (a)	34,569	2,182,418
PSA Peugeot Citroen SA *	10,600	279,599
Veolia Environnement SA (a)	73,945	2,184,551
Vivendi SA	39,003	934,289

		14,517,617

Germany - 5.71%
Allianz SE	14,928	1,380,418
Bayer AG	17,900	961,159
Bayerische Motoren Werke (BMW) AG	12,000	453,205
Deutsche Bank AG	31,600	1,922,951
Deutsche Boerse AG	9,918	770,864
E.ON AG	7,600	269,757
K&S AG	2,200	123,929
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	3,289	444,820
SAP AG	13,900	560,390
Siemens AG	15,900	1,100,763

		7,988,256

Greece - 0.16%
Coca-Cola Hellenic Bottling Company SA	11,000	225,401
Hong Kong - 4.45%
Anhui Conch Cement Company, Ltd., Class H	204,000	1,271,528
China Overseas Land & Investment, Ltd.	417,440	960,061
China Resources Land, Ltd.	272,000	600,249
Gome Electrical Appliances Holdings, Ltd.	1,872,000	461,354
Hang Lung Properties, Ltd.	65,000	210,802
Hong Kong Exchanges & Clearing, Ltd.	22,600	350,917
Kerry Properties, Ltd.	83,000	371,106
Li Ning Company, Ltd.	58,000	171,785
Nine Dragons Paper Holdings, Ltd.	935,000	616,559
Shangri-La Asia, Ltd.	74,000	109,698
Standard Chartered PLC	1,600	31,338
Sun Hung Kai Properties, Ltd.	43,000	536,883
Wharf Holdings, Ltd.	127,000	537,715

		6,229,995

India - 3.32%
Bharti Telecom, Ltd. *	109,900	1,846,992
Container Corporation of India, Ltd.	7,807	158,955
DLF, Ltd.	283,425	1,845,382
Reliance Industries, Ltd. *	18,891	798,795

		4,650,124

The accompanying notes are an integral part of the financial statements.

151

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland - 1.63%
CRH PLC - London Exchange	99,455	$2,274,209
Israel - 0.23%
ICL Israel Chemicals, Ltd.	32,713	322,012
Italy - 0.20%
Snam Rete Gas SpA	64,000	281,534
Japan - 13.10%
Canon, Inc.	7,500	244,102
Chiyoda Corp.	35,000	281,669
Fanuc, Ltd.	16,100	1,284,629
Hirose Electric Company, Ltd.	2,700	287,063
Kansai Electric Power Company, Ltd.	14,900	328,815
Keyence Corp.	2,600	529,125
Kurita Water Industries, Ltd.	17,800	573,438
Mitsubishi Corp.	80,400	1,476,561
Mitsui O.S.K. Lines, Ltd.	63,000	406,437
Murata Manufacturing Company, Ltd.	24,700	1,046,897
Nintendo Company, Ltd.	6,900	1,898,908
Nissan Motor Company, Ltd.	68,600	414,155
NTT DoCoMo, Inc.	509	743,412
Seven & I Holdings Company, Ltd.	12,100	283,880
SMC Corp.	12,700	1,361,230
Softbank Corp.	114,940	2,232,127
Sumitomo Metal Mining Company, Ltd.	20,000	281,241
Sumitomo Mitsui Financial Group, Inc.	6,500	262,850
Tokio Marine Holdings, Inc.	16,300	447,674
Tokyo Electron, Ltd.	22,100	1,061,469
Toyota Motor Corp.	34,800	1,315,589
Trend Micro, Inc.	49,000	1,559,774

		18,321,045

Luxembourg - 0.24%
Tenaris SA, ADR	12,300	332,592
Malaysia - 0.18%
Tanjong PLC	65,400	247,219
Mexico - 6.42%
America Movil SAB de CV, Series L, ADR	54,400	2,106,368
Cemex SA de CV, SADR *	32,100	299,814
Fomento Economico Mexicano SA de CV, SADR	20,100	648,024
Grupo Financiero Inbursa SA de CV	536,235	1,424,856
Kimberly-Clark de Mexico SA de CV	197,600	754,041
Telefonos de Mexico SAB de CV, Series L, SADR	100,011	1,621,178
Telmex Internacional SAB de CV, ADR	122,411	1,548,499
Wal-Mart de Mexico SA de CV, Series V	195,700	580,342

		8,983,122

Netherlands - 4.96%
Koninklijke Ahold NV	61,540	707,154
Koninklijke KPN NV	221,400	3,049,962
Royal Dutch Shell PLC, A Shares	78,151	1,951,486
Unilever NV	51,100	1,233,232

		6,941,834

Poland - 0.08%
Bank Pekao SA *	3,160	114,223
Russia - 0.67%
Gazprom OAO, SADR	26,400	$534,600
JSC MMC Norilsk Nickel, ADR * (a)	30,213	277,960
Vimpel-Communications, SADR *	11,000	129,470

		942,030

Singapore - 0.31%
DBS Group Holdings, Ltd.	26,000	211,003
Oversea-Chinese Banking Corp., Ltd.	49,000	225,327

		436,330

South Africa - 0.99%
AngloGold Ashanti, Ltd.	14,500	531,742
Harmony Gold Mining Company, Ltd. *	1,500	15,517
Sappi, Ltd., SADR *	19,100	57,109
Sappi, Ltd.	75,281	221,289
Sasol, Ltd.	15,900	558,740

		1,384,397

South Korea - 1.46%
LG Electronics, Inc.	1,825	166,733
NHN Corp. *	2,396	331,067
Samsung Electronics Company, Ltd.	2,574	1,192,079
Shinhan Financial Group Company, Ltd., SADR * (a)	2,000	101,660
Shinhan Financial Group Company, Ltd. *	9,860	247,668

		2,039,207

Spain - 1.38%
Banco Bilbao Vizcaya Argentaria SA	121,732	1,533,997
Telefonica SA	17,572	398,445

		1,932,442

Sweden - 0.28%
Assa Abloy AB, Series B	6,900	96,178
Hennes & Mauritz AB, B shares	2,700	134,977
Investor AB, B shares	10,600	163,956

		395,111

Switzerland - 6.08%
Credit Suisse Group AG	11,627	530,769
Holcim, Ltd. *	31,383	1,787,669
Lindt & Spruengli AG-PC	318	595,155
Nestle SA	20,496	773,543
Roche Holdings AG - Genusschein	29,674	4,037,111
Swisscom AG	973	298,857
Synthes AG	4,920	476,259

		8,499,363

Taiwan - 1.19%
Acer, Inc., GDR	18,200	160,160
Chunghwa Telecom Company, Ltd., ADR *	26,205	519,645
Delta Electronics, Inc.	164,000	371,178
HON HAI Precision Industry Company, Ltd., Reg. S, GDR	4,950	30,096
MediaTek, Inc.	6,000	71,372
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	35,966	338,440
Wistron Corp.	109,000	179,891

		1,670,782

The accompanying notes are an integral part of the financial statements.

152

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand - 0.38%
Banpu PCL	53,400	$526,496
United Kingdom - 13.70%
ARM Holdings PLC	184,800	365,092
BAE Systems PLC	34,300	191,464
Barclays PLC	247,800	1,154,185
BG Group PLC	129,600	2,177,532
BHP Billiton PLC	36,200	817,686
Cadbury PLC	61,000	521,085
Cairn Energy PLC *	11,600	448,138
HSBC Holdings PLC	389,817	3,236,112
Imperial Tobacco Group PLC	106,634	2,773,471
Orascom Construction Industries	200	6,537
Reliance Industries, Ltd., GDR *	2,800	233,460
SABMiller PLC	76,800	1,563,440
Scottish & Southern Energy PLC	12,900	242,192
Serco Group PLC	32,100	223,017
Shire Pharmaceuticals Group PLC, ADR	12,200	506,056
Shire, Ltd.	23,100	318,600
Standard Chartered PLC	119,146	2,244,066
Tesco PLC	327,100	1,906,541
United Utilities Group PLC	28,000	229,337

		19,158,011

United States - 0.95%
Genpact, Ltd. *	21,700	254,975
Vale SA, SADR	38,700	594,045
Vale SA	27,100	477,773

		1,326,793

TOTAL COMMON STOCKS (Cost $138,291,481)		$132,903,442

PREFERRED STOCKS - 0.23%
Brazil - 0.23%
Eletropaulo Metropolitana de Sao Paulo SA (i)	6,000	106,343
Gerdau SA (i)	13,400	140,189
Investimentos Itau SA (i)	16,000	71,202

		317,734

TOTAL PREFERRED STOCKS (Cost $250,302)		$317,734

SHORT TERM INVESTMENTS - 2.41%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$336,131	$3,364,941

TOTAL SHORT TERM INVESTMENTS
(Cost $3,363,883)		$3,364,941

REPURCHASE AGREEMENTS - 4.06%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $5,679,002 on 07/01/2009, collateralized by $5,780,000 Federal Home Loan Bank, 5.648%due 11/27/2037 (valued at $5,794,450, including interest)	$5,679,000	$5,679,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,679,000)		$5,679,000

Total Investments (Overseas Equity Trust)
(Cost $147,584,666) - 101.72%		$142,265,117
Other assets and liabilities, net - (1.72)%		(2,403,490)

TOTAL NET ASSETS - 100.00%		$139,861,627

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Banking	10.46%
Telecommunications Equipment & Services	8.06%
Food & Beverages	4.84%
Pharmaceuticals	4.19%
Financial Services	3.96%

Pacific Rim Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.11%
Australia - 11.72%
Australia and New Zealand Banking Group, Ltd.	94,426	$1,248,280
Australian Stock Exchange, Ltd.	11,000	326,811
BHP Billiton, Ltd.	75,514	2,069,644
Commonwealth Bank of Australia, Ltd.	33,667	1,052,669
John Fairfax Holdings, Ltd.	409,707	401,053
Macquarie Group, Ltd.	15,048	472,651
National Australia Bank, Ltd.	18,918	340,601
Newcrest Mining, Ltd.	18,000	441,075
Orica, Ltd.	26,079	453,997
QBE Insurance Group, Ltd.	40,147	640,578
Rio Tinto, Ltd.	11,152	466,736
Santos, Ltd.	71,942	845,140
Westpac Banking Corp., Ltd.	23,104	374,247
Woodside Petroleum, Ltd.	30,000	1,039,545
WorleyParsons, Ltd.	14,013	266,975

		10,440,002

China - 6.54%
Bank of China, Ltd.	982,000	465,304
China Construction Bank Corp.	800,000	617,461
China Life Insurance Company, Ltd.	178,000	661,846
China Shenhua Energy Company, Ltd.	194,000	706,928
Dongfeng Motor Group Company, Ltd.	532,000	450,117
Huaneng Power International, Inc., Class H	300,000	210,065
Industrial & Commercial Bank of China, Ltd.	2,238,000	1,557,101

The accompanying notes are an integral part of the financial statements.

153

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Maanshan Iron & Steel Company, Ltd. *	580,000	$363,247
PetroChina Company, Ltd., Class H	682,000	752,386
ZTE Corp., Class H	10,956	37,914

		5,822,369

Hong Kong - 9.87%
Bawang International Group Holding, Ltd. *	68,000	20,882
BOC Hong Kong Holdings, Ltd.	100,000	177,013
Cheung Kong Holdings, Ltd.	70,000	800,693
China Mobile, Ltd.	125,000	1,253,420
China Overseas Land & Investment, Ltd.	160,320	368,716
China Resource Power Holdings, Ltd.	186,000	410,757
China Resources Land, Ltd.	118,000	260,402
CNOOC, Ltd.	634,000	780,663
Hang Seng Bank, Ltd.	8,300	117,296
Hong Kong Exchanges & Clearing, Ltd.	28,000	434,764
Hutchison Whampoa, Ltd.	100,000	650,072
MTR Corp., Ltd.	300,000	904,823
Shun Tak Holdings, Ltd.	650,000	407,543
Soho China, Ltd.	719,000	437,840
Sun Hung Kai Properties, Ltd.	70,000	873,996
Tencent Holdings, Ltd.	77,000	893,059

		8,791,939

Indonesia - 0.93%
Tambang Batubara Bukit Asam Tbk PT	500,000	566,424
Telekomunikasi Indonesia Tbk PT	350,000	259,240

		825,664

Japan - 46.62%
Ajinomoto Company, Inc.	54,000	426,714
Asahi Glass Company, Ltd.	117,130	934,730
Canon, Inc.	19,850	646,057
Chiba Bank, Ltd.	118,690	772,253
Chiyoda Corp.	56,410	453,970
Credit Saison Company, Ltd.	44,980	567,968
Daiwa Securities Group, Inc.	115,330	681,652
Disco Corp.	12,990	548,877
East Japan Railway Company	15,300	921,312
Honda Motor Company, Ltd.	55,290	1,513,903
Ibiden Company, Ltd.	18,740	523,487
Inpex Holdings, Inc.	54	430,124
JAFCO Company, Ltd. *	16,590	553,140
Japan Securities Finance Company, Ltd.	66,130	553,295
JSR Corp.	60,900	1,037,825
Kao Corp.	44,850	977,429
KDDI Corp.	243	1,288,328
Keyence Corp.	3,810	775,371
Kissei Pharmaceutical Company, Ltd.	28,490	692,432
Komatsu, Ltd.	82,400	1,264,614
Matsushita Electric Industrial Company, Ltd.	39,240	526,329
Mitsubishi Corp.	87,270	1,602,730
Mitsubishi Electric Corp.	78,690	495,129
Mitsubishi Estate Company, Ltd.	82,090	1,359,899
Mitsubishi Materials Corp.	273,230	849,067
Mitsubishi Rayon Company, Ltd.	136,390	394,819
Mitsubishi UFJ Lease & Finance Company, Ltd.	24,450	790,621
Mitsui O.S.K. Lines, Ltd.	125,510	$809,713
Mitsui Sumitomo Insurance Group Holdings, Inc.	51,100	1,332,531
Mizuho Financial Group, Inc. (a)	210,000	488,417
Nabtesco Corp.	45,050	442,262
Nintendo Company, Ltd.	1,690	465,095
Nippon Telegraph & Telephone Corp.	11,800	480,117
NTT DoCoMo, Inc.	380	555,003
Olympus Optical Company, Ltd. (a)	27,030	635,165
Sekisui Chemical Company, Ltd.	92,500	579,577
Seven & I Holdings Company, Ltd.	53,950	1,265,729
Shimadzu Corp.	88,290	704,958
Sumitomo Bakelite Company, Ltd.	98,250	492,965
Sumitomo Electric Industries, Ltd.	106,720	1,196,351
Sumitomo Mitsui Financial Group, Inc.	25,500	1,031,179
Sumitomo Trust & Banking Company, Ltd.	134,840	725,860
Taiyo Nippon Sanso Corp.	72,080	685,702
Takashimaya Company, Ltd.	83,050	652,518
Takeda Pharmaceutical Company, Ltd.	16,400	637,249
The Bank of Yokohama, Ltd.	184,010	980,077
THK Company, Ltd.	46,840	698,424
Tokio Marine Holdings, Inc.	24,540	673,983
Tokuyama Corp.	100,580	734,818
Tokyo Electron, Ltd.	17,070	819,876
Toyo Suisan Kaisha, Ltd.	22,000	454,056
Toyota Motor Corp.	25,370	959,095
Tsumura & Company, Ltd.	25,000	779,008
Yokogawa Electric Corp.	98,570	659,081

		41,520,884

Malaysia - 2.08%
AMMB Holdings BHD	605,400	580,338
Berjaya Sports Toto BHD	300,000	430,564
Commerce Asset Holdings BHD	150,000	385,655
Resorts World BHD	600,000	458,886

		1,855,443

Singapore - 3.82%
Allgreen Properties, Ltd.	1,181,000	815,560
DBS Group Holdings, Ltd.	200,000	1,623,100
Singapore Exchange, Ltd.	150,000	732,827
Singapore Telecommunications, Ltd.	110,000	226,989

		3,398,476

South Korea - 7.33%
GS Engineering & Construction Corp.	13,540	781,380
Hyundai Department Store Company, Ltd.	4,000	280,458
Hyundai Development Company	15,000	472,353
KB Financial Group, Inc. *	17,830	593,811
LG Corp.	11,700	556,475
LG Electronics, Inc.	12,000	1,096,328
POSCO	1,250	413,978
Samsung Electronics Company, Ltd.	2,600	1,204,120
Shinsegae Company, Ltd.	1,800	712,133
SK Telecom Company, Ltd.	3,039	414,903

		6,525,939

The accompanying notes are an integral part of the financial statements.

154

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 7.84%
Acer Sertek, Inc.	135,000	$233,698
Asia Cement Corp.	150,000	159,339
Asustek Computer, Inc.	90,000	116,306
AU Optronics Corp.	825,000	800,255
Coretronic Corp.	440,000	441,687
Epistar Corp.	172,000	463,057
First Financial Holding Company, Ltd.	800,000	475,109
Fubon Group Company, Ltd.	559,000	519,595
Fuhwa Financial Holdings Company, Ltd.	325,000	217,441
High Tech Computer Corp.	20,000	281,228
Hon Hai Precision Industry Company, Ltd.	533,600	1,642,519
Quanta Computer, Inc.	266,000	430,535
Taiwan Fertilizer Company, Ltd.	194,000	573,235
Taiwan Semiconductor Manufacturing Company, Ltd.	180,000	299,005
Wistron Corp.	200,000	330,074

		6,983,083

Thailand - 1.36%
Bangkok Bank PCL, NVDR	116,300	365,950
PTT Exploration & Production PCL	120,000	470,208
PTT PCL - Foreign Shares	54,400	373,631

		1,209,789

TOTAL COMMON STOCKS (Cost $97,897,829)		$87,373,588

PREFERRED STOCKS - 0.26%
South Korea - 0.26%
Hyundai Motor Company, Ltd. (i)	10,000	235,879

TOTAL PREFERRED STOCKS (Cost $167,858)		$235,879

WARRANTS - 0.01%
Malaysia - 0.01%
IJM Land Berhad
(Expiration Date 09/11/2013, Strike
Price: MYR 1.35)	38,210	6,142

TOTAL WARRANTS (Cost $0)		$6,142

RIGHTS - 0.01%
Hong Kong - 0.01%
China Resources Power Holdings Company, Ltd.
(Expiration Date 07/10/2009, Strike
Price: HKD 14.00)	18,600	7,776

TOTAL RIGHTS (Cost $0)		$7,776

SHORT TERM INVESTMENTS - 1.27%
John Hancock Collateral
Investment Trust, 0.3952%(c)(f)	$113,260	$1,133,828

TOTAL SHORT TERM INVESTMENTS
(Cost $1,133,678)		$1,133,828

REPURCHASE AGREEMENTS - 1.59%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $1,412,000 on 07/01/2009, collateralized by $1,160,000 U.S.Treasury Bonds, 6.25% due 08/15/2023 (valued at $1,444,200, including interest)	$1,412,000	$1,412,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,412,000)		$1,412,000

Total Investments (Pacific Rim Trust)
(Cost $100,611,365) - 101.25%		$90,169,213
Other assets and liabilities, net - (1.25)%		(1,117,250)

TOTAL NET ASSETS - 100.00%		$89,051,963

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Banking	12.47%
Financial Services	8.85%
Holdings Companies/Conglomerates	5.86%
Chemicals	5.12%
Real Estate	5.03%

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.90%
Financial - 98.90%
AMB Property Corp., REIT	439,350	$8,264,173
American Campus Communities, Inc., REIT	370,350	8,214,363
Apartment Investment & Management Company, Class A, REIT	223,550	1,978,417
Avalon Bay Communities, Inc., REIT	189,180	10,582,729
BioMed Realty Trust, Inc., REIT	435,550	4,455,676
Boston Properties, Inc., REIT	347,000	16,551,900
Cogdell Spencer, Inc., REIT	325,100	1,394,679
DCT Industrial Trust, Inc., REIT	233,700	953,496
DiamondRock Hospitality Company, REIT	325,700	2,038,882
Digital Realty Trust, Inc., REIT	292,229	10,476,410
Duke Realty Corp., REIT	670,550	5,880,723
Entertainment Properties Trust, REIT	51,694	1,064,896
Equity Lifestyle Properties, Inc., REIT	71,878	2,672,424
Equity Residential, REIT	435,384	9,678,586
Essex Property Trust, Inc., REIT	88,000	5,476,240
Government Properties Income Trust, REIT *	62,250	1,277,993
HCP, Inc., REIT	339,500	7,194,005
Host Hotels & Resorts, Inc., REIT	379,494	3,183,955
Kilroy Realty Corp., REIT	264,650	5,435,911
Kimco Realty Corp., REIT	1,099,100	11,045,955
LaSalle Hotel Properties, REIT	266,750	3,291,695
LTC Properties, Inc., REIT	114,370	2,338,867
Medical Properties Trust, Inc., REIT (a)	429,100	2,604,637
Nationwide Health Properties, Inc., REIT	381,908	9,830,312

The accompanying notes are an integral part of the financial statements.

155

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Post Properties, Inc., REIT	262,650	$3,530,016
ProLogis, REIT (a)	1,166,200	9,399,572
Public Storage, Inc., REIT	312,580	20,467,738
Regency Centers Corp., REIT	348,672	12,172,140
Senior Housing Properties Trust, REIT	501,050	8,177,136
Simon Property Group, Inc., REIT	580,864	29,873,836
SL Green Realty Corp., REIT (a)	154,450	3,543,083
Sunstone Hotel Investors, Inc., REIT	425,800	2,278,030
The Macerich Company, REIT (a)	72,685	1,279,983
Ventas, Inc., REIT	352,395	10,522,515
Vornado Realty Trust, REIT	253,140	11,398,894

		248,529,867

TOTAL COMMON STOCKS (Cost $272,570,390)		$248,529,867

SHORT TERM INVESTMENTS - 1.63%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$408,937	$4,093,789

TOTAL SHORT TERM INVESTMENTS (Cost $4,090,700)	$4,093,789

REPURCHASE AGREEMENTS - 0.26%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $671,000 on 7/1/2009, collateralized by $650,000 Federal National Mortgage Association, 5.25% due 08/01/2012 (valued at $687,375, including interest)	$671,000	$671,000

TOTAL REPURCHASE AGREEMENTS (Cost $671,000)		$671,000

Total Investments (Real Estate Securities Trust) (Cost $277,332,090) - 100.79%		$253,294,656
Other assets and liabilities, net - (0.79)%		(1,993,257)

TOTAL NET ASSETS - 100.00%		$251,301,399

Science & Technology Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.44%
Basic Materials - 0.67%
Monsanto Company	22,225	$1,652,207
Communications - 28.60%
Alcatel-Lucent, SADR *	448,800	1,113,024
Alcatel-Lucent *	500,900	1,262,170
Amazon.com, Inc. *	44,390	3,713,667
American Tower Corp., Class A *	118,205	3,727,004
Baidu.com, Inc., SADR * (a)	5,035	1,515,988
Bharti Telecom, Ltd. *	30,919	519,628
BigBand Networks, Inc. *	36,600	189,222
China Telecom Corp., Ltd. ADR	8,605	428,185
Cisco Systems, Inc. *	417,500	7,782,200
eBay, Inc. *	51,900	$889,047
Equinix, Inc. *	22,620	1,645,379
F5 Networks, Inc. *	39,040	1,350,394
Finisar Corp. *	843,184	480,615
Focus Media Holding, Ltd., ADR * (a)	55,300	445,718
Google, Inc., Class A *	17,920	7,554,893
JDS Uniphase Corp. *	118,325	676,819
Juniper Networks, Inc. *	179,737	4,241,793
McAfee, Inc. *	142,810	6,025,154
MetroPCS Communications, Inc. *	132,800	1,767,568
Motorola, Inc.	93,240	618,181
Netease.com, Inc., ADR * (a)	47,030	1,654,515
Nokia Oyj, SADR	73,400	1,070,172
Priceline.com, Inc. *	2,900	323,495
QUALCOMM, Inc.	205,935	9,308,262
Rackspace Hosting, Inc. *	66,600	923,076
RealNetworks, Inc. *	236,800	708,032
Shanda Interactive Entertainment, Ltd. * (a)	19,870	1,039,002
Sonus Networks, Inc. *	29,900	48,139
Symantec Corp. *	63,655	990,472
Tencent Holdings, Ltd.	146,400	1,697,972
Time Warner Cable, Inc. *	29,598	937,369
Time Warner, Inc.	66,866	1,684,355
VeriSign, Inc. *	107,700	1,990,296
Yahoo!, Inc. *	133,740	2,094,368

		70,416,174
Consumer, Cyclical - 4.02%
CVS Caremark Corp.	58,900	1,877,143
Johnson Controls, Inc.	15,410	334,705
Macrovision Solutions Corp. *	98,200	2,141,742
Nintendo Company, Ltd.	20,100	5,531,603

		9,885,193
Consumer, Non-cyclical - 6.34%
Accenture, Ltd., Class A	209,300	7,003,178
Cia Brasileira de Meios de Pagamento *	93,700	747,726
Genpact, Ltd. *	120,400	1,414,700
McKesson Corp.	24,000	1,056,000
Medtronic, Inc.	19,000	662,910
Mercadolibre, Inc. * (a)	24,500	658,560
Quanta Services, Inc. *	16,560	383,033
St. Jude Medical, Inc. *	26,200	1,076,820
Stryker Corp.	21,400	850,436
Visa, Inc.	9,560	595,205
WellPoint, Inc. *	22,900	1,165,381

		15,613,949
Energy - 0.76%
First Solar, Inc. *	11,505	1,865,191
Industrial - 2.45%
ABB, Ltd., SADR (a)	47,575	750,733
ABB, Ltd. *	11,427	179,867
Advantest Corp.	78,200	1,410,260
Amphenol Corp., Class A	46,537	1,472,431
Dolby Laboratories, Inc., Class A *	10,900	406,352
Hon Hai Precision Industry Company, Ltd.	103,271	317,887
National Instruments Corp.	38,200	861,792

The accompanying notes are an integral part of the financial statements.

156

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Tyco Electronics, Ltd. *	34,325	$638,102

		6,037,424
Investment Companies - 0.16%
Powershares QQQ *	11,100	403,818
Technology - 50.44%
Activision Blizzard, Inc. *	91,700	1,158,171
Altera Corp.	239,000	3,890,920
Analog Devices, Inc.	86,420	2,141,488
Apple, Inc. *	79,380	11,306,093
ASML Holding NV	44,305	959,203
Autodesk, Inc. *	191,300	3,630,874
Autonomy Corp. PLC *	23,605	559,312
BMC Software, Inc. *	29,600	1,000,184
Broadcom Corp., Class A *	50,100	1,241,979
CA, Inc.	50,400	878,472
Cadence Design Systems, Inc. *	116,500	687,350
Cognizant Technology Solutions Corp., Class A *	86,160	2,300,472
Commvault Systems, Inc. *	61,700	1,022,986
Data Domain, Inc. *	118,920	3,965,982
Dell, Inc. *	156,430	2,147,784
Electronic Arts, Inc. *	131,686	2,860,220
Hewlett-Packard Company (a)	166,190	6,423,243
Infineon Technologies AG *	94,965	344,754
Intel Corp.	119,615	1,979,628
International Business Machines Corp.	47,635	4,974,047
Intersil Corp., Class A	65,500	823,335
Intuit, Inc. *	39,550	1,113,728
Linear Technology Corp. (a)	90,400	2,110,840
Marvell Technology Group, Ltd. *	181,800	2,116,152
Maxim Integrated Products, Inc.	125,900	1,975,371
MEMC Electronic Materials, Inc. *	53,300	949,273
Microsoft Corp.	753,735	17,916,281
Monotype Imaging Holdings, Inc. *	32,000	217,920
MSCI, Inc. *	49,100	1,200,004
National Semiconductor Corp.	141,600	1,777,080
NetApp, Inc. *	45,145	890,259
NVIDIA Corp. * (a)	136,200	1,537,698
Omniture, Inc. *	172,000	2,160,320
ON Semiconductor Corp. *	310,030	2,126,806
Oracle Corp.	222,240	4,760,381
Palm, Inc. * (a)	92,300	1,529,411
Red Hat, Inc. *	215,900	4,346,067
Research In Motion, Ltd. *	41,000	2,913,050
Riverbed Technology, Inc. *	126,005	2,922,056
Salesforce.com, Inc. * (a)	104,480	3,988,002
Samsung Electronics Company, Ltd.	4,907	2,272,544
SanDisk Corp. *	95,145	1,397,680
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	57,905	544,886
Taiwan Semiconductor Manufacturing Company, Ltd.	537,000	892,030
Texas Instruments, Inc.	170,790	3,637,827
Trimble Navigation, Ltd. *	51,300	1,007,019
VMware, Inc. Class A * (a)	6,795	185,300
Xilinx, Inc.	165,700	$3,390,222

		124,174,704

TOTAL COMMON STOCKS (Cost $220,539,965)		$230,048,660

SHORT TERM INVESTMENTS - 9.47%

John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,535,721	$15,373,800
T. Rowe Price Reserve Investment Fund, 0.3922%	7,943,919	7,943,919

TOTAL SHORT TERM INVESTMENTS (Cost $23,308,931)		$23,317,719

REPURCHASE AGREEMENTS - 3.07%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $7,574,002 on 07/01/2009, collateralized by $7,265,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $7,728,144, including interest)	$7,574,000	$7,574,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,574,000)		$7,574,000

Total Investments (Science & Technology Trust) (Cost $251,422,896) - 105.98%		$260,940,379
Other assets and liabilities, net - (5.98)%		(14,733,273)

TOTAL NET ASSETS - 100.00%		$246,207,106

Small Cap Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.96%
Basic Materials - 0.57%
Cytec Industries, Inc.	88,700	$1,651,594
Communications - 10.64%
Atheros Communications, Inc. * (a)	150,190	2,889,656
Constant Contact, Inc. *	177,810	3,527,750
Equinix, Inc. *	64,760	4,710,643
NeuStar, Inc., Class A *	131,340	2,910,494
NICE Systems, Ltd., ADR *	116,580	2,689,501
Polycom, Inc. *	219,990	4,459,197
RF Micro Devices, Inc. *	1,012,900	3,808,504
Starent Networks Corp. *	112,400	2,743,684
Vocus, Inc. *	151,000	2,983,760

		30,723,189
Consumer, Cyclical - 17.48%
Advance Auto Parts, Inc.	77,340	3,208,837
Aeropostale, Inc. *	60,500	2,073,335
Bally Technologies, Inc. *	69,720	2,086,022
BJ’s Wholesale Club, Inc. * (a)	116,500	3,754,795
Buffalo Wild Wings, Inc. * (a)	60,173	1,956,826
Carter’s, Inc. *	85,410	2,101,940

The accompanying notes are an integral part of the financial statements.

157

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Central European Distribution Corp. *	65,391	$1,737,439
Copa Holdings SA, Class A	62,850	2,565,537
FGX International Holdings, Ltd. *	91,159	1,037,390
Gymboree Corp. *	69,732	2,474,091
Hanesbrands, Inc. *	362,550	5,441,876
Knoll, Inc.	20,500	155,390
Life Time Fitness, Inc. * (a)	150,368	3,008,864
Lumber Liquidators, Inc. * (a)	122,240	1,926,502
Marvel Entertainment, Inc. *	91,270	3,248,299
OfficeMax, Inc.	313,325	1,967,681
Pool Corp. (a)	120,127	1,989,303
RC2 Corp. *	189,200	2,503,116
The Cheesecake Factory, Inc. * (a)	126,752	2,192,810
TiVo, Inc. *	223,730	2,344,690
Warnaco Group, Inc. *	83,200	2,695,680

		50,470,423
Consumer, Non-cyclical - 32.94%
Alkermes, Inc. *	195,456	2,114,834
Almost Family, Inc. * (a)	65,670	1,714,644
Amylin Pharmaceuticals, Inc. * (a)	140,960	1,902,960
AngioDynamics, Inc. *	178,202	2,364,741
Auxilium Pharmaceuticals, Inc. * (a)	70,324	2,206,767
Celera Corp. *	223,430	1,704,771
Coinstar, Inc. *	92,620	2,472,954
Corinthian Colleges, Inc. *	325,150	5,504,789
Corrections Corp. of America *	175,540	2,982,425
Cougar Biotechnology, Inc. *	69,901	3,002,947
Cubist Pharmaceuticals, Inc. *	115,050	2,108,866
Health Net, Inc. *	193,030	3,001,616
Healthsouth Corp. * (a)	306,855	4,430,986
Herbalife, Ltd.	135,200	4,264,208
ICON PLC, SADR *	180,450	3,894,111
Inverness Medical Innovations, Inc. *	132,340	4,708,657
Jarden Corp. *	287,510	5,390,813
K12, Inc. * (a)	99,250	2,138,838
Ligand Pharmaceuticals, Inc., Class B *	455,720	1,303,359
Masimo Corp. *	73,230	1,765,575
Medicines Company *	156,450	1,312,616
Myriad Genetics, Inc. *	31,060	1,107,289
Myriad Pharmaceuticals, Inc. *	9,040	42,036
Omnicare, Inc.	90,580	2,333,341
Onyx Pharmaceuticals, Inc. *	57,900	1,636,254
OSI Pharmaceuticals, Inc. * (a)	58,500	1,651,455
Parexel International Corp. *	217,590	3,128,944
Psychiatric Solutions, Inc. *	92,060	2,093,444
Regeneron Pharmaceuticals, Inc. *	119,880	2,148,250
The Scotts Company, Class A	91,380	3,202,869
United Therapeutics Corp. *	26,810	2,234,077
Varian Medical Systems, Inc. *	41,020	1,441,443
VistaPrint, Ltd. *	98,910	4,218,511
Volcano Corp. *	261,970	3,662,341
Wright Express Corp. *	131,310	3,344,466
Zoll Medical Corp. *	131,210	2,537,601

		95,073,798
Energy - 2.91%
Arena Resources, Inc. *	68,878	$2,193,764
Complete Production Services, Inc. *	309,246	1,966,805
St. Mary Land & Exploration Company (a)	92,700	1,934,649
Sunpower Corp., Class B * (a)	96,050	2,300,397

		8,395,615
Financial - 4.74%
Allied World Assurance Holdings, Ltd.	48,670	1,987,196
Assured Guaranty, Ltd. (a)	103,000	1,275,140
DiamondRock Hospitality Company, REIT	326,550	2,044,203
First Citizens Bancshares, Inc.	5,751	768,621
GFI Group, Inc.	240,780	1,622,857
International Bancshares Corp. (a)	127,593	1,315,484
Signature Bank *	96,407	2,614,558
Taubman Centers, Inc., REIT (a)	76,320	2,049,955

		13,678,014
Industrial - 14.44%
BE Aerospace, Inc. *	214,700	3,083,092
Briggs & Stratton Corp. (a)	131,770	1,757,812
Brink’s Home Security Holdings, Inc. *	84,590	2,394,743
Con-way, Inc.	66,060	2,332,579
Eagle Materials, Inc.	97,380	2,457,871
Hub Group, Inc., Class A *	108,016	2,229,450
J.B. Hunt Transport Services, Inc.	74,590	2,277,233
Jabil Circuit, Inc.	329,572	2,445,424
Lennox International, Inc.	82,673	2,654,630
Nordic American Tanker Shipping, Ltd. (a)	68,000	2,163,760
Overseas Shipholding Group, Inc.	44,700	1,521,588
Pall Corp.	39,870	1,058,947
Pentair, Inc.	108,505	2,779,898
Plexus Corp. *	131,260	2,685,580
Polypore International, Inc. *	153,387	1,705,663
Regal-Beloit Corp. (a)	87,690	3,483,047
Teledyne Technologies, Inc. *	121,742	3,987,051
Trex Company, Inc. * (a)	50,131	670,251

		41,688,619
Technology - 12.24%
Allscripts Healthcare Solution, Inc. *	227,300	3,604,978
American Reprographics Company *	75,100	624,832
ArcSight, Inc. *	221,700	3,939,609
Cavium Networks, Inc. *	42,400	712,744
Eclipsys Corp. *	135,697	2,412,693
Logitech International SA *	5,281	73,934
ON Semiconductor Corp. *	579,630	3,976,262
Palm, Inc. * (a)	127,290	2,109,195
Red Hat, Inc. *	140,960	2,837,525
Riverbed Technology, Inc. *	107,600	2,495,244
Seagate Technology	486,370	5,087,430
Solera Holdings, Inc. *	196,210	4,983,734
Sykes Enterprises, Inc. *	136,765	2,474,079

		35,332,259

TOTAL COMMON STOCKS (Cost $257,146,642)		$277,013,511

The accompanying notes are an integral part of the financial statements.

158

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 1.69%
Investment Companies - 1.69%
iShares Russell 2000 Growth Index Fund (a)	86,100	$4,881,009

TOTAL INVESTMENT COMPANIES (Cost $4,874,371)		$4,881,009

SHORT TERM INVESTMENTS - 14.29%
John Hancock Collateral
Investment Trust, 0.3952% (c)(f)	$4,120,693	$41,251,432

TOTAL SHORT TERM INVESTMENTS (Cost $41,228,503)		$41,251,432

REPURCHASE AGREEMENTS - 2.49%
Bank of New York Tri-Party
Repurchase Agreement dated 06/30/2009 at 0.09% to be repurchased at $7,200,018 on 07/01/2009, collateralized by $8,637,363 Federal National Mortgage Association, 4.50% due 06/01/2023 (valued at $7,344,000, including interest)	$7,200,000	$7,200,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,200,000)		$7,200,000

Total Investments (Small Cap Growth Trust) (Cost $310,449,516) - 114.43%		$330,345,952
Other assets and liabilities, net - (14.43)%		(41,665,241)

TOTAL NET ASSETS - 100.00%		$288,680,711

Small Cap Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.70%
Basic Materials - 4.38%
Aceto Corp.	3,000	$20,010
AK Steel Holding Corp.	15,000	287,850
American Pacific Corp. *	1,221	7,778
Ashland, Inc.	200	5,610
Brush Engineered Materials, Inc. *	4,938	82,712
Cabot Corp.	9,854	123,963
Carpenter Technology Corp.	710	14,775
Century Aluminum Company *	9,000	56,070
Coeur d’Alene Mines Corp. *	4,500	55,350
Compass Minerals International, Inc.	11,496	631,245
Cytec Industries, Inc.	8,257	153,745
FMC Corp.	12,311	582,310
Friedman Industries	550	2,987
Gibraltar Industries, Inc.	2,199	15,107
Hecla Mining Company *	22,000	58,960
Horsehead Holding Corp. *	7,506	55,920
ICO, Inc. *	5,292	14,394
Kaiser Aluminum Corp.	2,952	106,006
KMG Chemicals, Inc.	1,500	10,935
Louisiana-Pacific Corp. *	18,200	62,244
MeadWestvaco Corp.	24,700	405,327
Minerals Technologies, Inc.	584	21,036
Neenah Paper, Inc.	1,549	$13,647
Olympic Steel, Inc.	2,427	59,389
OM Group, Inc. *	5,355	155,402
P.H. Glatfelter Company	4,100	36,490
Penford Corp.	2,324	13,456
Quaker Chemical Corp.	925	12,293
Reliance Steel & Aluminum Company	13,900	533,621
Rockwood Holdings, Inc. *	10,089	147,703
RTI International Metals, Inc. *	5,000	88,350
Schweitzer Mauduit International, Inc.	2,965	80,678
Spartech Corp.	1,600	14,704
Stillwater Mining Company *	16,401	93,650
Symyx Technologies, Inc. *	4,558	26,664
Temple-Inland, Inc.	19,600	257,152
U.S. Gold Corp. *	5,779	15,257
Universal Stainless & Alloy Products, Inc. *	1,279	20,809
USEC, Inc. *	22,339	118,843
Wausau-Mosinee Paper Corp.	10,202	68,557
Westlake Chemical Corp.	5,556	113,287
Zep, Inc.	31,035	373,972
Zoltek Companies, Inc. *	7,300	70,956

		5,089,214
Communications - 8.93%
Acacia Research - Acacia Technologies *	498	3,919
ActivIdentity Corp. *	4,177	10,568
ADAM, Inc. *	56	161
Alaska Communications Systems Group, Inc. (a)	77,917	570,352
Alloy, Inc. *	3,273	17,314
Anaren, Inc. *	200	3,536
Anixter International, Inc. * (a)	15,408	579,187
Ariba, Inc. *	103,471	1,018,155
Arris Group, Inc. *	79,626	968,252
Atlantic Tele-Network, Inc.	400	15,716
Avocent Corp. *	7,707	107,590
Aware, Inc. *	3,848	10,582
Blue Coat Systems, Inc. *	1,287	21,287
Ciena Corp. *	20,700	214,245
Cincinnati Bell, Inc. *	233,570	663,339
CommScope, Inc. *	9,500	249,470
Communications Systems, Inc.	2,000	19,600
Comtech Telecommunications Corp. *	19,398	618,408
Courier Corp.	280	4,273
CPI International, Inc. *	3,854	33,491
Cybersource Corp. *	54,186	829,046
DealerTrack Holdings, Inc. *	1,094	18,598
Dolan Media Company *	614	7,853
EchoStar Corp., Class A *	3,985	63,521
EMS Technologies, Inc. *	1,000	20,900
ePlus, Inc. *	2,100	30,597
eResearch Technology, Inc. *	52,998	329,118
Fairpoint Communications, Inc.	18,555	11,133
Fisher Communications, Inc. *	1,962	25,094
Gannett Company, Inc.	31,148	111,198
General Communication, Inc., Class A *	1,463	10,139
Globecomm Systems, Inc. *	5,149	37,021
Harmonic, Inc. *	5,800	34,162

The accompanying notes are an integral part of the financial statements.

159

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Harris Stratex Networks, Inc., Class A *	2,732	$17,703
Harte-Hanks, Inc.	1,221	11,294
HealthStream, Inc. *	300	756
Hughes Communications, Inc. *	1,389	31,711
IAC/InterActiveCorp *	13,598	218,248
ID Systems, Inc. *	1,225	4,434
InfoSpace, Inc. *	4,414	29,265
Internap Network Services Corp. *	14,381	50,190
inVentiv Health, Inc. *	6,958	94,142
Ixia *	1,063	7,165
JDS Uniphase Corp. *	36,900	211,068
Journal Communications, Inc.	3,370	3,538
KVH Industries, Inc. *	1,681	11,481
Liberty Media Corp. - Capital, Series A *	14,100	191,196
Liberty Media Corp. - Interactive A *	105,760	529,858
Loral Space & Communications, Inc. *	3,413	87,885
Marchex, Inc., Class B	3,100	10,447
Martha Stewart Living Omnimedia, Inc., Class A *	2,500	7,650
Media General, Inc., Class A	5,200	10,972
Meredith Corp.	5,141	131,352
ModusLink Global Solutions, Inc. *	10,808	74,143
Network Equipment Technologies, Inc. *	1,200	5,112
New Frontier Media, Inc. *	1,800	4,320
Novatel Wireless, Inc. *	4,200	37,884
NTELOS Holdings Corp.	17,641	324,947
Occam Networks, Inc. *	3,950	14,141
Online Resources Corp. *	3,300	20,592
Oplink Communications, Inc. *	5,719	65,197
OpNext, Inc. *	9,100	19,474
Optical Cable Corp. *	831	2,501
Orbitz Worldwide, Inc. *	11,900	22,610
Outdoor Channel Holdings, Inc. *	1,020	6,018
Perficient, Inc. *	1,837	12,841
Performance Technologies, Inc. *	2,000	5,900
Plantronics, Inc.	1,336	25,264
Playboy Enterprises, Inc., Class B *	7,597	19,068
RealNetworks, Inc. *	20,328	60,781
Sinclair Broadcast Group, Inc., Class A	4,537	8,802
Soapstone Networks, Inc. *	3,431	14,342
SonicWALL, Inc. *	12,754	69,892
SumTotal Systems, Inc. *	6,415	30,856
SupportSoft, Inc. *	1,200	2,616
Sycamore Networks, Inc. *	44,218	138,402
Syniverse Holdings, Inc. *	7,894	126,541
Tessco Technologies, Inc. *	1,300	14,040
The Knot, Inc. *	3,091	24,357
The New York Times Company, Class A	11,225	61,850
TheStreet.com, Inc.	27,457	57,385
Tollgrade Communications, Inc. *	2,100	11,004
United Online, Inc.	11,730	76,362
ValueClick, Inc. *	1,491	15,685
Viasat, Inc. *	100	2,564
Web.com Group, Inc. *	2,845	16,017
World Wrestling Entertainment, Inc., Class A	52,382	657,918

		10,367,606
Consumer, Cyclical - 17.29%
99 Cents Only Stores *	2,100	$28,518
Airtran Holdings, Inc. *	8,789	54,404
Alaska Air Group, Inc. *	300	5,478
Aldila, Inc. *	1,240	3,472
Allegiant Travel Company * (a)	14,326	567,883
Allion Healthcare, Inc. *	6,639	39,502
American Woodmark Corp.	1,592	38,128
Americas Car Mart, Inc. *	1,468	30,094
AnnTaylor Stores Corp. *	13,000	103,740
Arctic Cat, Inc.	2,806	11,336
ATC Technology Corp. *	1,900	27,550
Barnes & Noble, Inc.	8,776	181,049
Beacon Roofing Supply, Inc. *	47,145	681,717
Beazer Homes USA, Inc. *	8,900	16,287
Bebe Stores, Inc.	3,700	25,456
Benihana, Inc. *	1,100	7,491
Big 5 Sporting Goods Corp.	611	6,758
BJ’s Restaurants, Inc. *	3,637	61,356
BlueLinx Holdings, Inc. *	2,600	7,800
Bon-Ton Stores, Inc.	3,000	10,170
Books-A-Million, Inc.	2,023	14,384
Borders Group, Inc. *	2,100	7,728
Boyd Gaming Corp. *	15,617	132,744
Brinker International, Inc. (a)	38,326	652,692
Brown Shoe, Inc.	7,729	55,958
Brunswick Corp.	14,599	63,068
Build A Bear Workshop, Inc. *	2,100	9,387
Cabela’s, Inc. *	11,299	138,978
Cache, Inc. *	3,100	12,028
Callaway Golf Company	10,425	52,855
Canterbury Park Holding Corp. *	200	1,360
Caribou Coffee Company, Inc. *	100	642
Carter’s, Inc. *	28,866	710,392
Cash America International, Inc.	4,000	93,560
Cavalier Homes, Inc. *	2,550	6,961
Cavco Industries, Inc. *	329	8,334
Centex Corp.	8,300	70,218
Central European Distribution Corp. *	6,619	175,867
Charming Shoppes, Inc. *	18,991	70,647
Chico’s FAS, Inc. *	30,743	299,129
Christopher & Banks Corp.	9,845	66,060
Churchill Downs, Inc.	390	13,127
Citi Trends, Inc. *	23,797	615,866
Coldwater Creek, Inc. *	15,983	96,857
Collective Brands, Inc. *	53,659	781,812
Conn’s, Inc. *	5,534	69,175
Cooper Tire & Rubber Company	12,922	128,186
Core-Mark Holding Company, Inc. *	1,176	30,647
Crocs, Inc. *	14,800	50,320
Culp, Inc. *	200	1,000
dELiA*s, Inc. *	1,300	3,094
Delta Apparel, Inc. *	200	1,376
Destination Maternity Corp. *	1,200	20,016
Dillard’s, Inc., Class A	11,562	106,370
DineEquity, Inc.	20,907	652,089
DineEquity, Inc. (a)	3,004	93,695

The accompanying notes are an integral part of the financial statements.

160

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Dover Downs Gaming & Entertainment, Inc.	474	$2,204
DSW, Inc., Class A *	2,714	26,733
Ethan Allen Interiors, Inc.	3,605	37,348
Exide Technologies *	8,927	33,298
Federal Mogul Corp. *	800	7,560
FGX International Holdings, Ltd. *	16,980	193,232
Finish Line, Inc.	8,484	62,951
Foot Locker, Inc.	28,322	296,531
Fred’s, Inc., Class A	2,704	34,070
Furniture Brands International, Inc.	9,800	29,694
Gaming Partners International Corp. *	500	2,550
Gander Mountain Company *	5,062	30,372
Gaylord Entertainment Company *	8,700	110,577
Genesco, Inc. *	3,995	74,986
G-III Apparel Group, Ltd. *	1,403	16,120
Great Wolf Resorts, Inc. *	7,800	15,912
Group 1 Automotive, Inc.	5,931	154,325
Harman International Industries, Inc.	7,955	149,554
Heelys, Inc. *	2,694	5,361
Hooker Furniture Corp.	2,255	25,887
Hot Topic, Inc. *	3,400	24,854
Iconix Brand Group, Inc. *	7,741	119,057
Ingram Micro, Inc., Class A *	25,651	448,892
Insight Enterprises, Inc. *	3,749	36,215
Interface, Inc., Class A	2,048	12,698
Isle of Capri Casinos, Inc. *	6,391	85,128
J. Alexander’s Corp. *	400	1,536
J. Crew Group, Inc. *	24,706	667,556
JetBlue Airways Corp. *	5,600	23,912
Jo-Ann Stores, Inc. *	401	8,289
Jones Apparel Group, Inc.	14,100	151,293
Kenneth Cole Productions, Inc., Class A	1,100	7,733
Kimball International, Inc., Class B	2,413	15,058
K-Swiss, Inc., Class A	4,919	41,812
Lakeland Industries, Inc. *	1,110	9,080
Lakes Gaming, Inc. *	3,980	11,582
Lazare Kaplan International, Inc. *	300	768
La-Z-Boy, Inc.	11,700	55,224
Lennar Corp., Class A	13,100	126,939
Life Time Fitness, Inc. *	9,200	184,092
Lifetime Brands, Inc.	201	820
Lithia Motors, Inc., Class A	4,669	43,142
Liz Claiborne, Inc.	7,000	20,160
Luby’s Cafeterias, Inc. *	3,326	13,504
M/I Homes, Inc. *	1,830	17,916
Macrovision Solutions Corp. *	596	12,999
Marcus Corp.	4,600	48,392
Marinemax, Inc. *	3,460	11,902
McCormick & Schmick’s Seafood Restaurants, Inc. *	3,340	25,417
Meritage Homes Corp. *	7,000	132,020
Miller Industries, Inc. *	2,614	23,003
Mobile Mini, Inc. *	6,846	100,431
Modine Manufacturing Company	2,956	14,189
Mohawk Industries, Inc. *	300	10,704
Morton’s Restaurant Group, Inc. *	3,461	10,383
Movado Group, Inc.	2,500	$26,350
Multimedia Games, Inc. *	5,383	26,700
New York & Company, Inc. *	13,200	40,788
Office Depot, Inc. *	48,063	219,167
OfficeMax, Inc.	14,973	94,030
Orient Express Hotels, Ltd., Class A	1,300	11,037
Oshkosh Corp.	13,400	194,836
Owens & Minor, Inc.	15,368	673,426
Pacific Sunwear of California, Inc. *	16,100	54,257
Palm Harbor Homes, Inc. *	286	615
Pantry, Inc. *	35,829	594,761
Papa John’s International, Inc. *	21,814	540,769
PC Connection, Inc. *	300	1,575
PC Mall, Inc. *	3,520	23,795
Penske Auto Group, Inc.	3,600	59,904
Phillips-Van Heusen Corp.	29,995	860,557
Pinnacle Airlines Corp. *	600	1,686
Pinnacle Entertainment, Inc. *	11,371	105,637
Pulte Homes, Inc.	3,800	33,554
Quiksilver, Inc. *	100	185
RC2 Corp. *	3,293	43,566
Red Robin Gourmet Burgers, Inc. *	3,300	61,875
Regis Corp.	4,605	80,173
Republic Airways Holdings, Inc. *	619	4,042
Retail Ventures, Inc. *	10,966	23,906
RG Barry Corp. *	2,962	19,253
Rick’s Cabaret International, Inc. *	1,939	11,828
Rocky Brands, Inc. *	1,104	4,317
Royal Caribbean Cruises, Ltd.	29,441	398,631
Rubio’s Restaurants, Inc. *	1,900	11,837
Ruby Tuesday, Inc. *	9,800	65,268
Rush Enterprises, Inc., Class B *	53,430	529,491
Ryland Group, Inc.	759	12,721
Saks, Inc. *	15,405	68,244
Shoe Carnival, Inc. *	2,953	35,229
Signet Jewelers, Ltd.	1,600	33,312
Skechers U.S.A., Inc., Class A *	4,128	40,331
Skyline Corp.	1,252	27,231
SkyWest, Inc.	9,177	93,605
Sonic Corp. *	57,119	572,904
Speedway Motorsports, Inc.	5,156	70,947
Sport Supply Group, Inc.	2,137	18,357
Standard Pacific Corp. *	24,800	50,344
Stanley Furniture Company, Inc.	2,970	32,046
Steelcase, Inc. Class A	10,604	61,715
Stein Mart, Inc. *	2,700	23,922
Steinway Musical Instruments, Inc. *	1,859	19,891
Superior Industries International, Inc.	3,211	45,275
Susser Holdings Corp. *	3,656	40,911
Systemax, Inc. *	1,422	16,936
Tandy Brands Accessories, Inc. *	100	230
Tech Data Corp. *	7,165	234,367
Texas Roadhouse, Inc., Class A *	49,789	543,198
The Cheesecake Factory, Inc. *	2,400	41,520
The Dress Barn, Inc. *	9,407	134,520
The Men’s Wearhouse, Inc.	7,100	136,178

The accompanying notes are an integral part of the financial statements.

161

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
The Pep Boys - Manny, Moe & Jack	2,700	$27,378
The Steak & Shake Company *	3,520	30,765
Thor Industries, Inc.	2,628	48,276
Timberland Company, Class A *	938	12,447
Titan International, Inc.	38,219	285,496
Titan Machinery, Inc. *	2,404	30,507
TRW Automotive Holdings Corp. *	16,397	185,286
Tuesday Morning Corp. *	5,200	17,524
Tween Brands, Inc. *	3,018	20,160
Unifi, Inc. *	6,642	9,432
Unifirst Corp.	290	10,779
United Stationers, Inc. *	700	24,416
Vail Resorts, Inc. *	554	14,858
Virco Manufacturing	400	1,400
Volcom, Inc. *	36,223	452,787
Wabash National Corp.	2,396	1,677
Wendy’s/Arby’s Group, Inc.	4,700	18,800
Wesco International, Inc. *	1,718	43,019
West Marine, Inc. *	6,206	34,195
Williams-Sonoma, Inc.	24,200	287,254
Winnebago Industries, Inc.	3,400	25,262
Wyndham Worldwide Corp.	23,724	287,535

		20,081,779
Consumer, Non-cyclical - 14.66%
1-800-Flowers.com, Inc., Class A *	2,194	4,212
ABM Industries, Inc.	46,580	841,701
Accelrys, Inc. *	3,300	19,503
Acco Brands Corp. *	2,580	7,276
Acme United Corp.	300	2,400
Adolor Corp. *	6,517	11,470
Advance America Cash Advance Centers, Inc.	4,800	21,264
Affymetrix, Inc. *	5,200	30,836
Alberto-Culver Company	25,174	640,175
Alliance One International, Inc. *	7,464	28,363
American Dental Partners, Inc. *	3,225	29,251
AMN Healthcare Services, Inc. *	4,149	26,471
AmSurg Corp. *	1,500	32,160
Andersons, Inc.	3,923	117,455
AngioDynamics, Inc. *	5,961	79,102
Anika Therapeutics, Inc *	2,700	12,825
Assisted Living Concepts, Inc. *	2,224	32,359
Avis Budget Group, Inc. *	17,800	100,570
B&G Foods, Inc.	7,386	62,116
Barrett Business Services, Inc.	1,550	16,275
Biodel, Inc. *	832	4,293
Bio-Imaging Technologies, Inc. *	3,300	11,814
BioScrip, Inc. *	4,258	25,207
Brookdale Senior Living, Inc.	11,109	108,202
Cambrex Corp. *	4,802	19,784
Cantel Medical Corp. *	1,400	22,722
Capital Senior Living Corp. *	6,226	28,328
Cardiac Science Corp. *	63,057	253,489
CCA Industries, Inc.	200	632
CDI Corp.	4,696	52,360
Celera Corp. *	3,000	22,890
Centene Corp. *	1,000	19,980
Central Garden & Pet Company *	1,670	$18,353
Cenveo, Inc. *	3,636	15,380
Chiquita Brands International, Inc. *	6,567	67,377
Collectors Universe, Inc.	1,908	9,311
Community Health Systems, Inc. *	16,000	404,000
Compass Diversified Trust	3,338	27,004
CONMED Corp. *	3,200	49,664
Consolidated Graphics, Inc. *	3,100	54,002
Convergys Corp. *	16,749	155,431
Cornell Corrections, Inc. *	914	14,816
Coventry Health Care, Inc. *	1,200	22,452
CRA International, Inc. *	200	5,552
Cutera, Inc. *	3,080	26,550
Cynosure, Inc. *	2,139	16,363
Del Monte Foods Company	20,382	191,183
Diamond Management & Technology Consultants, Inc.	3,600	15,120
Dollar Financial Corp. *	3,134	43,218
Dollar Thrifty Automotive Group, Inc. *	5,300	73,935
Dynacq Healthcare, Inc. *	600	1,890
Electro Rent Corp.	5,255	49,870
Elizabeth Arden, Inc. *	3,282	28,652
Emeritus Corp. *	3,989	52,695
Ennis Business Forms, Inc.	6,529	81,351
Enzo Biochem, Inc. *	1,654	7,327
Euronet Worldwide, Inc. *	38,898	754,232
EV3, Inc. *	8,500	91,120
Exactech, Inc. *	500	7,250
Farmer Brothers Company	555	12,698
Five Star Quality Care, Inc. *	4,600	8,786
Flowers Foods, Inc.	21,950	479,388
Fresh Del Monte Produce, Inc. *	5,704	92,747
Gentiva Health Services, Inc. *	28,558	470,065
Great Lakes Dredge & Dock Company	11,521	55,070
H&E Equipment Services, Inc. *	9,656	90,284
Haemonetics Corp. *	12,130	691,410
Hain Celestial Group, Inc. *	4,337	67,701
Harvard Bioscience, Inc. *	1,992	7,868
Health Net, Inc. *	17,388	270,383
Health Tronics, Inc. *	400	804
Healthways, Inc. *	977	13,141
Heidrick & Struggles International, Inc.	1,508	27,521
Helen of Troy, Ltd. *	834	14,003
Hertz Global Holdings, Inc. *	41,206	329,236
Hill-Rom Holdings, Inc.	4,700	76,234
Hi-Tech Pharmacal Company, Inc. *	1,660	14,774
Home Diagnostics, Inc. *	3,630	22,288
HQ Sustainable Maritime Industries, Inc. *	1,856	16,982
ICT Group, Inc. *	3,600	31,428
I-Flow Corp. *	3,397	23,575
Imperial Sugar Company	1,400	16,954
Ingles Markets, Inc.	1,365	20,803
Integramed America, Inc. *	200	1,452
Intermediate Parfums, Inc.	1,632	11,979
Intermune, Inc. *	20,901	317,695
Internet Brands, Inc., Class A *	7,000	49,000

The accompanying notes are an integral part of the financial statements.

162

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Intersections, Inc. *	3,691	$17,126
Invacare Corp. (a)	35,230	621,810
Inverness Medical Innovations, Inc. *	13,675	486,557
Jarden Corp. *	9,832	184,350
Kelly Services, Inc., Class A	4,223	46,242
Kenexa Corp. *	2,523	29,191
Kforce, Inc. *	525	4,342
Korn/Ferry International *	1,251	13,311
Lannett Company, Inc. *	350	2,398
LCA-Vision, Inc. *	4,944	20,864
LECG Corp. *	5,738	18,706
LeMaitre Vascular, Inc. *	700	2,212
LifePoint Hospitals, Inc. *	5,443	142,879
Live Nation, Inc. *	13,834	67,233
Magellan Health Services, Inc. *	100	3,282
Mannatech, Inc.	900	2,970
Martek Biosciences Corp. *	1,000	21,150
Maui Land & Pineapple, Inc. *	200	1,542
Maxygen, Inc. *	1,400	9,408
McGrath Rentcorp	1,390	26,493
MedCath Corp. *	1,900	22,344
Medical Action, Inc. *	800	9,160
MediciNova, Inc. *	500	2,125
Medicis Pharmaceutical Corp., Class A	3,510	57,283
Medtox Scientific, Inc. *	411	3,876
MGP Ingredients, Inc. *	1,200	3,432
Misonix, Inc. *	500	1,000
Molina Healthcare, Inc. *	695	16,624
Nighthawk Radiology Holdings, Inc. *	6,086	22,518
NovaMed, Inc. *	263	1,039
Nutraceutical International Corp. *	2,100	21,819
NxStage Medical, Inc. *	2,721	16,054
Odyssey Healthcare, Inc. *	920	9,458
OraSure Technologies, Inc. *	2,161	5,338
Osteotech, Inc. *	4,548	20,011
Par Pharmaceutical Companies, Inc. *	2,725	41,284
Parexel International Corp. *	4,280	61,546
Parlux Fragrances, Inc. *	916	1,612
Perceptron, Inc. *	1,154	3,970
PHH Corp. *	8,076	146,822
Prestige Brands Holdings, Inc. *	12,700	78,105
Quidel Corp. *	53,102	773,165
RehabCare Group, Inc. *	600	14,358
Rent-A-Center, Inc. *	1,000	17,830
Res-Care, Inc. *	3,411	48,777
RTI Biologics, Inc. *	11,297	48,464
Ruddick Corp.	205	4,803
Russ Berrie & Company, Inc. *	2,700	10,557
Service Corp. International	24,442	133,942
Shutterfly, Inc. *	500	6,975
Sirona Dental Systems, Inc. *	1,800	35,982
Skilled Healthcare Group, Inc. *	70,658	529,935
Smart Balance, Inc. *	4,900	33,369
Smithfield Foods, Inc. *	14,363	200,651
SonoSite, Inc. *	758	15,205
Sotheby’s	1,000	14,110
Spartan Motors, Inc.	6,240	$70,699
Spartan Stores, Inc.	1,100	13,651
Spectranetics Corp. *	2,913	14,361
StarTek, Inc. *	3,363	26,971
Sun Healthcare Group, Inc. *	1,400	11,816
Sunair Services Corp. *	200	470
Sunrise Senior Living, Inc. *	5,600	9,240
Symmetry Medical, Inc. *	534	4,977
Targacept, Inc. *	800	1,944
Tasty Baking Company	100	692
Team, Inc. *	31,461	492,994
The Cooper Companies, Inc.	6,312	156,096
The Geo Group, Inc. *	1,500	27,870
The Great Atlantic & Pacific Tea Company, Inc. *	12,575	53,444
The Hackett Group, Inc. *	1,728	4,026
The Standard Register Company	500	1,630
TomoTherapy, Inc. *	10,511	28,905
Tree.com, Inc. *	1,800	17,280
TreeHouse Foods, Inc. *	18,105	520,881
TreeHouse Foods, Inc. * (a)	1,000	28,770
Triple-S Management Corp. *	3,000	46,770
TrueBlue, Inc. *	1,890	15,876
United Rentals, Inc. *	12,406	80,515
Universal Corp.	697	23,078
Universal Health Services, Inc., Class B	13,908	679,406
Versar, Inc. *	1,542	6,122
Viad Corp.	2,595	44,686
ViroPharma, Inc. *	66,208	392,613
Vital Images, Inc. *	3,160	35,866
Vivus, Inc. *	138,352	841,180
Volt Information Sciences, Inc. *	2,445	15,330
Weis Markets, Inc.	2,432	81,521
WellCare Health Plans, Inc. *	2,900	53,621
Winn-Dixie Stores, Inc. *	9,551	119,770
Wright Express Corp. *	28,316	721,209
Young Innovations, Inc.	500	10,895
Zoll Medical Corp. *	500	9,670

		17,024,306
Diversified - 0.01%
Resource America, Inc.	1,900	10,222
Energy - 7.22%
Alon USA Energy, Inc.	6,912	71,539
Approach Resources, Inc. *	2,700	18,630
Arena Resources, Inc. *	18,766	597,697
Atlas America, Inc.	4,154	74,232
ATP Oil & Gas Corp. *	8,800	61,248
Basic Energy Services, Inc. *	700	4,781
Berry Petroleum Company, Class A	4,200	78,078
Bolt Technology Corp. *	1,328	14,927
Bronco Drilling Company, Inc. *	6,271	26,840
Cal Dive International, Inc. *	6,996	60,376
Cimarex Energy Company	7,265	205,890
Complete Production Services, Inc. *	97,961	623,032
Comstock Resources, Inc. *	13,906	459,593
Comverge, Inc. *	444	5,372

The accompanying notes are an integral part of the financial statements.

163

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Contango Oil & Gas Company *	600	$25,494
CREDO Petroleum Corp. *	317	3,386
Crosstex Energy, Inc.	700	2,912
CVR Energy, Inc. *	12,800	93,824
Dawson Geophysical Company *	700	20,895
Delek US Holdings, Inc.	8,065	68,391
Encore Aquisition Company *	900	27,765
Evergreen Solar, Inc. *	18,714	40,609
Exterran Holdings, Inc. *	8,622	138,297
Flotek Industries, Inc. *	2,695	5,471
Geokinetics, Inc. *	1,132	15,452
Georesources, Inc. *	857	8,741
Global Industries, Ltd. *	17,100	96,786
Gulf Islands Fabrication, Inc.	2,309	36,551
Gulfport Energy Corp. *	3,178	21,769
Harvest Natural Resources, Inc. *	6,800	29,988
Headwaters, Inc. *	8,202	27,559
Helix Energy Solutions Group, Inc. *	400	4,348
Hercules Offshore, Inc. *	9,500	37,715
Hoku Scientific, Inc. *	200	508
Holly Corp.	4,300	77,314
Hornbeck Offshore Services, Inc. *	4,500	96,255
International Coal Group, Inc. *	17,329	49,561
Key Energy Services, Inc. *	19,135	110,218
Lufkin Industries, Inc.	11,726	493,078
Mariner Energy, Inc. *	500	5,875
Matrix Service Company *	300	3,444
Mitcham Industries, Inc. *	1,200	6,228
NATCO Group, Inc. *	22,182	730,231
Natural Gas Services Group, Inc. *	2,718	36,149
Newfield Exploration Company *	6,600	215,622
Newpark Resources, Inc. *	11,159	31,803
Ocean Power Technologies, Inc. *	1,000	5,840
Oceaneering International, Inc. *	17,063	771,248
Oil States International, Inc. *	8,644	209,271
Omni Energy Services Corp. *	4,100	8,610
Parker Drilling Company *	11,838	51,377
Patterson-UTI Energy, Inc.	23,367	300,500
Penn Virginia Corp.	21,169	346,537
Petroleum Development Corp. *	3,220	50,522
Petroquest Energy, Inc. *	8,550	31,550
Pioneer Drilling Company *	11,900	57,001
Plains Exploration & Production Company *	11,400	311,904
Pride International, Inc. *	18,494	463,460
Rosetta Resources, Inc. *	5,400	47,250
Rowan Companies, Inc.	10,700	206,724
SEACOR Holdings, Inc. *	2,100	158,004
T-3 Energy Services, Inc. *	1,883	22,427
Tesoro Corp.	20,200	257,146
TETRA Technologies, Inc. *	6,946	55,290
TGC Industries, Inc. *	520	2,532
Toreador Resources Corp. *	614	4,114
Union Drilling, Inc. *	4,874	32,266
Unit Corp. *	897	24,730
Western Refining, Inc. *	12,066	85,186
Willbros Group, Inc. *	1,400	$17,514

		8,385,477
Financial - 17.06%
1st Source Corp.	961	16,596
21st Century Holding Company	1,090	3,510
Abington Bancorp, Inc.	4,934	39,275
Advanta Corp., Class B	1,669	701
Affiliated Managers Group, Inc. *	8,949	520,742
Affirmative Insurance Holdings, Inc.	1,156	4,104
Alexandria Real Estate Equities, Inc., REIT	8,124	290,758
Allied World Assurance Holdings, Ltd.	2,400	97,992
AMCORE Financial, Inc.	1,874	1,537
American Financial Group, Inc.	2,839	61,266
American National Insurance Company	500	37,790
American Physicians Capital, Inc.	300	11,748
American Safety Insurance Holdings, Ltd. *	2,057	27,996
AmeriCredit Corp. *	22,249	301,474
Ameris Bancorp	3,087	19,510
Amerisafe, Inc. *	1,200	18,672
Amtrust Financial Services, Inc.	4,000	45,600
Anchor BanCorp Wisconsin, Inc.	3,492	4,540
Argo Group International Holdings, Ltd. *	2,428	68,518
Arthur J. Gallagher & Company	28,002	597,563
Aspen Insurance Holdings, Ltd.	15,600	348,504
Asset Acceptance Capital Corp. *	1,182	9,090
Associated Banc Corp.	2,800	35,000
Assurant, Inc.	4,700	113,223
Assured Guaranty, Ltd.	13,700	169,606
Asta Funding, Inc.	2,982	16,222
Atlantic Coast Federal Corp.	539	1,024
Avatar Holdings, Inc. *	953	17,316
B of I Holding, Inc. *	1,214	7,393
BancFirst Corp.	12,799	442,589
Bancorp, Inc. *	3,167	19,002
BancTrust Financial Group, Inc.	3,750	11,250
Bank Granite Corp.	1,116	3,359
Bank Mutual Corp.	1,861	16,228
Bank of Florida Corp. *	2,454	7,730
Bank of the Ozarks, Inc.	1,616	34,954
BankAtlantic Bancorp, Inc.	1,735	6,697
BankFinancial Corp.	4,135	36,636
Berkshire Hill Bancorp, Inc.	2,076	43,139
Boston Private Financial Holdings, Inc.	9,873	44,231
Brookline Bancorp, Inc.	3,900	36,348
Cadence Financial Corp.	600	1,338
Capital Southwest Corp.	702	50,790
Capitol Bancorp, Ltd.	4,076	10,801
Cardinal Financial Corp.	1,155	9,044
Cascade Financial Corp.	1,636	3,534
Cathay General Bancorp	7,700	73,227
Center Financial Corp.	3,409	8,591
Central Pacific Financial Corp.	5,915	22,181
Chemical Financial Corp.	900	17,919
CIT Group, Inc.	48,200	103,630
Citizens First Bancorp, Inc. *	200	164
Citizens Republic Banking Corp., Inc. *	13,516	9,596

The accompanying notes are an integral part of the financial statements.

164

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
CNA Surety Corp. *	7,721	$104,156
CoBiz, Inc.	4,786	30,678
Columbia Banking System, Inc.	4,435	45,370
Commerce Bancshares, Inc.	18,491	588,569
Community Bank Systems, Inc.	1,100	16,016
Community Trust Bancorp, Inc.	23,597	631,220
CompuCredit Holdings Corp. *	12,512	28,778
Cowen Group, Inc. *	2,700	22,545
Crescent Financial Corp. *	956	3,633
CVB Financial Corp.	2,600	15,522
Danvers Bancorp, Inc.	2,000	26,900
Dearborn Bancorp, Inc. *	200	360
Delphi Financial Group, Inc.	3,900	75,777
Dime Community Bancshares	1,500	13,665
Donegal Group, Inc.	500	7,605
Doral Financial Corp. *	1,300	3,250
East West Bancorp, Inc.	9,890	64,186
Eastern Insurance Holdings, Inc.	1,100	10,351
eHealth, Inc. *	33,307	588,202
EMC Insurance Group, Inc.	1,320	27,469
Encore Bancshares, Inc. *	2,004	14,529
Encore Capital Group, Inc. *	4,881	64,673
Endurance Specialty Holdings, Ltd.	5,500	161,150
Enstar Group, Ltd. *	100	5,885
Enterprise Financial Services Corp.	3,962	36,015
ESSA Bancorp, Inc.	1,451	19,835
F.N.B. Corp.	14,100	87,279
FBL Financial Group, Inc., Class A	2,900	23,954
FCStone Group, Inc. *	3,012	11,897
Federal Agricultural Mortgage Corp., Class C	1,613	7,791
Fidelity Southern Corp.	982	2,848
Financial Federal Corp.	1,483	30,476
Financial Institutions, Inc.	400	5,464
First Acceptance Corp. *	7,986	17,010
First American Corp.	2,608	67,573
First BanCorp (PR)	9,700	38,315
First Bancorp	181	2,838
First Busey Corp.	5,529	40,638
First Commonwealth Financial Corp.	2,100	13,314
First Defiance Financial Corp.	1,351	17,563
First Financial Bankshares, Inc. (a)	10,636	535,629
First Financial Corp.	400	12,632
First Financial Holdings, Inc.	900	8,460
First Financial Northwest, Inc.	6,438	50,345
First Horizon National Corp. *	18,041	216,496
First Merchants Corp.	4,061	32,610
First Mercury Financial Corp.	3,600	49,572
First Midwest Bancorp, Inc.	6,500	47,515
First Place Financial Corp.	400	1,244
First Regional Bancorp *	2,000	2,520
First Security Group, Inc.	3,000	11,400
First South Bancorp, Inc.	777	9,013
Firstcity Financial Corp *	1,900	8,379
FirstMerit Corp.	31,658	537,553
Flagstone Reinsurance Holdings, Ltd.	14,600	150,380
Flushing Financial Corp.	4,462	41,720
FNB United Corp.	2,500	$6,200
Forest City Enterprises, Inc., Class A	11,602	76,573
FPIC Insurance Group, Inc. *	19,382	593,477
Frontier Financial Corp.	3,310	4,005
Fulton Financial Corp.	12,500	65,125
GAMCO Investors, Inc., Class A	11,169	541,696
Genworth Financial, Inc., Class A	18,000	125,820
German American Bancorp	400	5,764
GFI Group, Inc.	5,428	36,585
Glacier Bancorp, Inc.	3,300	48,741
Great Southern Bancorp, Inc.	611	12,556
Greene County Bancshares, Inc.	2,900	12,992
Greenlight Capital Re, Ltd., Class A *	800	13,848
Hallmark Financial Services, Inc. *	5,804	41,499
Hampden Bancorp, Inc.	1,142	11,306
Hampton Roads Bankshares, Inc.	1,900	15,675
Hanover Insurance Group, Inc.	16,608	632,931
Harleysville Group, Inc.	900	25,398
Harris & Harris Group, Inc. *	5,729	33,400
HCC Insurance Holdings, Inc.	5,300	127,253
Heritage Commerce Corp.	2,565	9,542
HFF, Inc. *	200	780
Hilltop Holdings, Inc. *	9,934	117,917
Home Federal Bancorp, Inc.	4,870	49,625
Hopfed Bancorp, Inc.	400	3,892
Horizon Financial Corp.	500	555
Huntington Bancshares, Inc.	21,053	88,002
IBERIABANK Corp.	771	30,385
Independence Holding Company	600	3,816
Independent Bank Corp. (MI)	2,068	2,730
Independent Bank Corp.	2,031	40,011
Intervest Bancshares Corp. *	1,211	4,117
Investment Technology Group, Inc. *	1,297	26,446
Investors Bancorp, Inc. *	452	4,140
Janus Capital Group, Inc.	22,106	252,008
JMP Group, Inc.	1,800	13,842
KBW, Inc. *	29,478	847,787
K-Fed Bancorp	109	1,001
Lakeland Bancorp, Inc.	4,200	37,758
Lakeland Financial Corp.	500	9,500
LaSalle Hotel Properties, REIT	22,491	277,539
Legacy Bancorp, Inc.	2,442	27,106
Legg Mason, Inc.	8,737	213,008
Macatawa Bank Corp. *	1,800	5,076
MainSource Financial Group, Inc.	4,725	35,059
MarketAxess Holdings, Inc. *	997	9,501
Max Capital Group, Ltd.	1,100	20,306
MB Financial, Inc.	5,117	52,142
MBIA, Inc. *	36,546	158,244
MBT Financial Corp.	2,523	5,803
MCG Capital Corp. *	18,600	45,198
Meadowbrook Insurance Group, Inc.	10,879	71,040
Medallion Financial Corp.	1,450	11,092
Mercantile Bank Corp.	1,266	4,178
Mercer Insurance Group, Inc.	1,412	22,451
Meridian Interstate Bancorp, Inc. *	856	6,377

The accompanying notes are an integral part of the financial statements.

165

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
MF Global, Ltd. *	20,900	$123,937
MGIC Investment Corp.	18,300	80,520
MicroFinancial, Inc.	400	1,460
Montpelier Re Holdings, Ltd.	2,300	30,567
Nara Bancorp, Inc.	5,214	27,008
National Financial Partners Corp.	10,111	74,012
National Interstate Corp.	200	3,036
National Penn Bancshares, Inc.	9,600	44,256
Navigators Group, Inc. *	500	22,215
Nelnet, Inc., Class A *	5,662	76,947
New England Bancshares, Inc.	100	550
NewAlliance Bancshares, Inc.	5,100	58,650
NewBridge Bancorp *	784	1,623
NewStar Financial, Inc. *	6,780	12,950
North Valley Bancorp	1,023	5,084
Northeast Community Bancorp, Inc.	350	2,838
Northfield Bancorp, Inc.	2,128	24,727
Northwest Bancorp, Inc.	1,000	18,860
OceanFirst Financial Corp.	1,600	19,152
Ocwen Financial Corp. *	8,754	113,539
Odyssey Re Holdings Corp.	1,400	55,972
Old National Bancorp	1,700	16,694
Old Republic International Corp.	16,016	157,758
Old Second Bancorp, Inc.	3,121	18,414
OneBeacon Insurance Group, Ltd.	400	4,676
Oriental Financial Group, Inc.	5,700	55,290
Pacific Capital Bancorp	6,843	14,644
Pacific Mercantile Bancorp *	2,510	10,718
PacWest Bancorp	1,300	17,108
Penson Worldwide, Inc. *	5,997	53,673
Peoples Bancorp, Inc.	2,361	40,255
PICO Holdings, Inc. *	523	15,010
Platinum Underwriters Holdings, Ltd.	1,400	40,026
PMI Group, Inc.	9,300	18,414
Portfolio Recovery Associates, Inc. *	400	15,492
Preferred Bank/Los Angeles	2,180	8,284
Protective Life Corp.	2,419	27,673
Provident Financial Holdings, Inc.	600	3,324
Radian Group, Inc.	17,384	47,284
Reinsurance Group of America, Inc.	2,274	79,385
Renasant Corp.	3,233	48,560
Rome Bancorp, Inc.	698	5,863
Safety Insurance Group, Inc.	1,346	41,134
Sandy Spring Bancorp, Inc.	3,380	49,686
SCBT Financial Corp.	800	18,952
SeaBright Insurance Holdings, Inc. *	901	9,127
Seacoast Banking Corp. of Florida	5,000	12,150
Senior Housing Properties Trust, REIT	22,069	360,166
Simmons First National Corp., Class A	400	10,688
South Financial Group, Inc.	8,705	10,359
Southern Community Financial Corp.	3,274	8,873
Southwest Bancorp, Inc.	3,448	33,652
State Auto Financial Corp.	990	17,325
State Bancorp, Inc.	260	1,966
StellarOne Corp.	2,301	29,798
Sterling Bancorp	1,900	15,865
Sterling Bancshares, Inc.	10,763	$68,130
Sterling Financial Corp.	4,924	14,329
Stewart Information Services Corp.	2,900	41,325
Student Loan Corp.	2,422	90,098
Sun Bancorp, Inc., New Jersey *	1,257	6,511
Superior Bancorp *	183	478
Susquehanna Bancshares, Inc.	12,699	62,098
SVB Financial Group *	3,000	81,660
SWS Group, Inc.	1,000	13,970
Synovus Financial Corp.	47,485	141,980
Taylor Capital Group, Inc. *	1,938	13,275
Texas Capital Bancshares, Inc. *	43,243	668,969
The First Marblehead Corp. *	2,300	4,646
Thomas Weisel Partners Group, Inc. *	7,528	45,319
TIB Financial Corp. *	2,997	8,391
Tierone Corp. *	1,330	2,740
Tower Group, Inc.	1,625	40,267
TowneBank/Portsmouth VA	1,100	15,400
Transatlantic Holdings, Inc.	6,841	296,421
UCBH Holdings, Inc.	14,276	17,988
Umpqua Holdings Corp.	11,556	89,675
Union Bankshares Corp.	1,300	19,461
United America Indemnity, Ltd. *	3,058	14,648
United Bankshares, Inc.	1,100	21,494
United Community Banks, Inc. *	5,483	32,842
United Financial Bancorp, Inc.	4,037	55,791
United Panam Financial Corp. *	3,400	12,070
United Western Bancorp, Inc.	1,286	12,153
Unitrin, Inc.	8,935	107,399
Universal American Financial Corp. *	13,775	120,118
Universal Health Realty Income Trust, REIT	16,439	518,157
Universal Insurance Holdings, Inc.	1,713	8,599
Univest Corp. of Pennsylvania	1,000	20,260
Validus Holdings, Ltd.	3,600	79,128
Virginia Commerce Bancorp, Inc. *	6,009	13,821
Washington Banking Company	1,724	16,240
Washington Federal, Inc.	6,200	80,600
Washington Trust Bancorp, Inc.	1,100	19,613
Webster Financial Corp.	8,512	68,522
WesBanco, Inc.	1,275	18,538
West Coast Bancorp	300	612
Western Alliance Bancorp *	7,036	48,126
Westfield Financial, Inc.	1,520	13,771
White Mountains Insurance Group, Ltd.	1,340	306,739
Whitney Holding Corp. (a)	44,181	404,698
Wilshire Bancorp, Inc.	1,061	6,101
Wintrust Financial Corp.	3,248	52,228
World Acceptance Corp. *	3,058	60,885
Yadkin Valley Financial Corp.	2,400	16,584
Zenith National Insurance Corp.	3,821	83,069
Zions Bancorp	18,500	213,860
ZipRealty, Inc. *	900	2,412

		19,816,231
Industrial - 16.70%
A. M. Castle & Company	5,700	68,856
A.O. Smith Corp.	676	22,017

The accompanying notes are an integral part of the financial statements.

166

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
AAR Corp. *	42,563	$683,136
Advanced Energy Industries, Inc. *	8,061	72,468
Aerovironment, Inc. * (a)	17,641	544,401
Aircastle, Ltd.	11,151	81,960
Alamo Group, Inc.	1,291	13,039
Albany International Corp., Class A	3,334	37,941
Alexander & Baldwin, Inc.	6,796	159,298
Allied Defense Group, Inc. *	900	3,960
Allied Motion Technologies, Inc. *	400	796
Altra Holdings, Inc. *	4,192	31,398
AMERCO, Inc. *	2,654	98,596
American Railcar Industries, Inc.	5,919	48,891
Ameron International Corp.	200	13,408
Ampco-Pittsburgh Corp.	789	18,502
Analogic Corp.	400	14,780
Apogee Enterprises, Inc.	3,184	39,163
Applied Industrial Technologies, Inc.	4,193	82,602
AptarGroup, Inc.	18,755	633,356
Arkansas Best Corp.	358	9,433
Armstrong World Industries, Inc. *	2,100	34,629
Arrow Electronics, Inc. *	16,466	349,738
Astec Industries, Inc. *	600	17,814
Atlas Air Worldwide Holdings, Inc. *	3,546	82,232
Baldor Electric Company	5,400	128,466
Ballantyne of Omaha, Inc. *	400	828
Barnes Group, Inc.	2,420	28,774
BE Aerospace, Inc. *	19,200	275,712
Bel Fuse, Inc., Class B	2,216	35,545
Belden, Inc.	26,738	446,525
Benchmark Electronics, Inc. *	12,443	179,179
Briggs & Stratton Corp.	8,735	116,525
Bristow Group, Inc. *	5,333	158,017
Builders FirstSource, Inc. *	2,500	10,400
Bway Holding Company *	3,834	67,210
C & D Technologies, Inc. *	3,340	6,680
CAI International, Inc. *	1,200	6,120
California Micro Devices Corp. *	2,300	5,658
Cascade Corp.	1,781	28,015
CECO Environmental Corp. *	3,010	11,980
Celadon Group, Inc. *	6,664	55,911
Ceradyne, Inc. *	4,300	75,938
Chart Industries, Inc. *	27,549	500,841
Chase Corp.	1,174	13,971
Checkpoint Systems, Inc. *	5,678	89,088
Circor International, Inc.	509	12,018
Cognex Corp.	1,097	15,501
Coherent, Inc. *	1,177	24,340
Coleman Cable, Inc. *	500	1,405
Columbus McKinnon Corp. *	4,211	53,269
Comfort Systems USA, Inc.	1,100	11,275
Core Molding Technologies, Inc. *	400	896
CPI Aerostructures, Inc. *	266	1,835
Curtiss-Wright Corp.	17,437	518,402
Cymer, Inc. *	22,167	659,025
DDi Corp. *	4,830	21,880
Dionex Corp. *	10,510	641,425
Drew Industries, Inc. *	4,700	$57,199
DryShips, Inc. (a)	80,066	462,782
Ducommun, Inc.	3,244	60,955
Dycom Industries, Inc. *	7,264	80,413
Eagle Bulk Shipping, Inc.	9,900	46,431
Eastman Kodak Company	37,090	109,786
Encore Wire Corp.	600	12,810
EnergySolutions, Inc.	6,100	56,120
Enersys *	1,936	35,216
EnPro Industries, Inc. *	1,000	18,010
Esterline Technologies Corp. *	5,148	139,356
FARO Technologies, Inc. *	1,572	24,413
Federal Signal Corp.	1,300	9,945
FEI Company *	1,300	29,770
Flow International Corp. *	500	1,175
Franklin Electric, Inc.	500	12,960
GATX Corp.	3,378	86,882
Genco Shipping & Trading, Ltd.	7,300	158,556
Gencor Industries, Inc. *	1,400	9,520
General Cable Corp. *	15,737	591,397
General Maritime Corp.	3,100	30,659
Gerber Scientific, Inc. *	5,769	14,423
GP Strategies Corp. *	370	2,179
GrafTech International, Ltd. *	36,398	411,661
Greatbatch, Inc. *	900	20,349
Greenbrier Company, Inc.	3,903	28,063
Griffon Corp. *	10,838	90,172
GulfMark Offshore, Inc. *	4,500	124,200
Hardinge, Inc.	1,400	5,950
Hawk Corp., Class A *	200	2,770
Haynes International, Inc. *	2,600	61,620
HEICO Corp.	400	14,504
Horizon Lines, Inc.	5,783	22,322
Hurco Companies, Inc. *	1,500	23,445
ICx Technologies, Inc. *	700	4,200
Innovative Solutions & Support, Inc. *	100	447
Insituform Technologies, Inc., Class A *	1,100	18,667
Insteel Industries, Inc.	5,065	41,736
Integrated Electrical Services, Inc. *	620	4,842
Interline Brands, Inc. *	5,656	77,374
Intermec, Inc. *	1,400	18,060
Intevac, Inc. *	4,826	42,035
IntriCon Corp. *	100	270
Jabil Circuit, Inc.	14,316	106,225
Kaman Corp., Class A	3,256	54,375
Keithley Instruments, Inc.	795	3,180
L-1 Identity Solutions, Inc. *	10,999	85,132
Ladish Company, Inc. *	1,732	22,464
Landstar Systems, Inc.	18,771	674,067
Layne Christensen Company *	912	18,650
Limco-Piedmont, Inc. *	300	912
Littelfuse, Inc. *	2,934	58,563
LMI Aerospace, Inc. *	1,195	12,093
LoJack Corp. *	968	4,056
LSI Industries, Inc.	1,809	9,859
Lydall, Inc. *	1,200	4,080

The accompanying notes are an integral part of the financial statements.

167

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Magnetek, Inc. *	751	$1,044
Manitowoc Company, Inc.	19,100	100,466
Marten Transport, Ltd. *	29,244	607,106
Measurement Specialties, Inc. *	2,319	16,349
Metalico, Inc. *	3,100	14,446
Methode Electronics, Inc.	8,194	57,522
MFRI, Inc. *	300	1,854
Mueller Industries, Inc.	948	19,718
Mueller Water Products, Inc.	19,856	74,261
Multi-Fineline Electronix, Inc. *	286	6,120
Myers Industries, Inc.	8,319	69,214
MYR Group, Inc. *	32,602	659,213
NACCO Industries, Inc., Class A	1,500	43,080
National Technical Systems, Inc. *	903	2,763
NCI Building Systems, Inc. *	3,642	9,615
North American Galvanizing & Coatings, Inc. *	2,600	15,756
Northwest Pipe Company *	1,500	52,140
Northwest Pipe Company * (a)	17,255	599,784
NU Horizons Electronics Corp. *	400	1,336
Old Dominion Freight Lines, Inc. *	24,223	813,166
Optelecom-NKF, Inc. *	21	77
OSI Systems, Inc. *	29,178	608,361
Overseas Shipholding Group, Inc.	3,837	130,612
Owens Corning, Inc. *	8,608	110,010
P.A.M. Transportation Services, Inc. *	2,500	13,675
Pacer International, Inc.	5,231	11,665
Park Electrochemical Corp.	500	10,765
Park-Ohio Holdings Corp. *	2,158	7,380
PHI, Inc. *	2,710	46,449
Plexus Corp. *	1,098	22,465
Polypore International, Inc. *	2,800	31,136
Portec Rail Products, Inc.	602	5,930
PowerSecure International, Inc. *	4,225	17,999
Presstek, Inc. *	6,898	9,588
Quixote Corp. *	129	365
RBC Bearings, Inc. *	24,852	508,223
Robbins & Myers, Inc.	900	17,325
Rofin-Sinar Technologies, Inc. *	18,422	368,624
Rogers Corp. *	1,000	20,230
Ryder Systems, Inc.	7,700	214,984
Sauer-Danfoss, Inc.	4,393	26,929
SIFCO Industries, Inc. *	600	6,354
Simpson Manufacturing Company, Inc.	1,300	28,106
SL Industries, Inc. *	100	700
Smith & Wesson Holding Corp. *	3,256	18,494
Spectrum Control, Inc. *	3,543	31,178
Standex International Corp.	2,705	31,378
Sterling Construction Company, Inc. *	200	3,052
Stoneridge, Inc. *	2,361	11,333
Synalloy Corp.	120	996
TAL International Group, Inc.	5,450	59,405
Technitrol, Inc.	3,501	22,652
Tennant Company	1,600	29,424
Texas Industries, Inc.	810	25,402
Timken Company	1,300	22,204
Trex Company, Inc. *	400	5,348
TriMas Corp. *	1,200	$4,044
Trinity Industries, Inc.	10,987	149,643
Triumph Group, Inc.	1,000	40,000
TTM Technologies, Inc. *	8,032	63,935
Tutor Perini Corp. *	8,400	145,824
Twin Disc, Inc.	2,377	16,187
Universal Forest Products, Inc.	1,410	46,657
US Home Systems, Inc. *	100	259
USA Truck, Inc. *	2,919	39,494
USG Corp. *	13,460	135,542
Valmont Industries, Inc.	11,136	802,683
Vicon Industries, Inc. *	126	731
Vishay Intertechnology, Inc. *	23,142	157,134
Waste Connections, Inc. *	20,901	541,545
Waste Services, Inc. *	5,435	28,153
Watts Water Technologies, Inc., Class A	2,567	55,293
Worthington Industries, Inc.	3,608	46,146
YRC Worldwide, Inc. *	2,563	4,434

		19,403,843
Investment Companies - 0.00%
Teton Advisors, Inc. (e)	274	0
Technology - 10.13%
Acorn Energy, Inc. *	2,276	6,600
Actel Corp. *	1,700	18,241
Acxiom Corp.	6,152	54,322
Advanced Analogic Technologies, Inc. *	5,703	26,177
Amtech Systems, Inc. *	1,863	9,036
Anadigics, Inc. *	12,200	51,118
Applied Micro Circuits Corp. *	1,500	12,195
ATMI, Inc. *	35,418	550,042
Avid Technology, Inc. *	1,145	15,354
Blackbaud, Inc.	39,512	614,412
Bsquare Corp. *	200	594
BTU International, Inc. *	818	4,286
Cabot Microelectronics Corp. *	500	14,145
CACI International, Inc., Class A *	19,857	848,092
Cascade Microtech, Inc. *	100	365
Ceva, Inc. *	2,413	20,945
Cohu, Inc.	5,322	47,792
Concurrent Computer Corp. *	1,753	10,010
Cray, Inc. *	2,600	20,488
Cypress Semiconductor Corp. *	19,244	177,045
Datalink Corp. *	1,400	5,950
Digi International, Inc. *	2,691	26,237
Diodes, Inc. *	8,700	136,068
DivX, Inc. *	6,652	36,519
DSP Group, Inc. *	7,451	50,369
Dynamics Research Corp. *	2,800	28,028
Electronics for Imaging, Inc. *	5,109	54,462
Emulex Corp. *	1,223	11,961
Entegris, Inc. *	4,100	11,152
Epicor Software Corp. *	4,600	24,380
EPIQ Systems, Inc. *	200	3,070
Exar Corp. *	3,100	22,289
Fair Isaac Corp.	1,200	18,552

The accompanying notes are an integral part of the financial statements.

168

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Fairchild Semiconductor International, Inc. *	21,726	$151,865
FormFactor, Inc. *	4,027	69,425
GSI Technology, Inc. *	3,500	13,510
Imation Corp.	5,035	38,316
Immersion Corp. *	4,406	21,766
infoGROUP, Inc. *	6,632	37,869
Integrated Device Technology, Inc. *	29,623	178,923
Integrated Silicon Solution, Inc. *	5,500	14,575
Intellon Corp. *	1,300	5,525
International Rectifier Corp. *	1,824	27,013
Interphase Corp. *	440	2,464
INX, Inc. *	586	3,164
IXYS Corp. *	906	9,169
JDA Software Group, Inc. *	418	6,253
Kopin Corp. *	494	1,813
Mentor Graphics Corp. *	4,200	22,974
Mercury Computer Systems, Inc. *	1,142	10,563
Micron Technology, Inc. *	82,199	415,927
Microtune, Inc. *	6,944	16,249
MKS Instruments, Inc. *	39,503	521,045
MoSys, Inc. *	3,000	4,950
MSC Software Corp. *	8,619	57,403
Nanometrics, Inc. *	800	2,168
NETGEAR, Inc. *	913	13,156
Omnicell, Inc. *	63,688	684,646
Omniture, Inc. *	2,540	31,902
OmniVision Technologies, Inc. *	9,660	100,367
ON Semiconductor Corp. *	95,348	654,087
Open Text Corp. * (a)	24,610	896,296
PAR Technology Corp. *	1,600	10,224
Parametric Technology Corp. *	44,639	521,830
Pericom Semiconductor Corp. *	3,403	28,653
Phoenix Technology, Ltd. *	3,525	9,553
Photronics, Inc. *	9,400	38,070
PLX Technology, Inc. *	600	2,262
Power Integrations, Inc.	27,805	661,481
RadiSys Corp. *	4,679	42,158
Richardson Electronics, Ltd.	3,626	11,857
Rimage Corp. *	780	12,956
Rudolph Technologies, Inc. *	5,700	31,464
SanDisk Corp. *	32,400	475,956
Schawk, Inc., Class A	3,240	24,332
Seachange International, Inc. *	3,300	26,499
Semitool, Inc. *	4,546	21,003
Semtech Corp. *	63,739	1,014,087
Sigma Designs, Inc. *	4,163	66,775
Silicon Graphics International Corp. *	7,281	33,056
Silicon Image, Inc. *	19,710	45,333
Skyworks Solutions, Inc. *	26,668	260,813
Smart Modular Technologies (WWH), Inc. *	3,100	7,037
Smith Micro Software, Inc. *	144	1,414
Soundbite Communications, Inc. *	3,800	9,006
SRA International, Inc., Class A *	1,147	20,141
Standard Microsystems Corp. *	655	13,395
Synaptics, Inc. * (a)	23,834	921,184
SYNNEX Corp. *	700	17,493
Teradyne, Inc. *	26,762	$183,587
THQ, Inc. *	13,923	99,689
Triquint Semiconductor, Inc. *	21,296	113,082
Ultra Clean Holdings, Inc. *	700	1,680
Ultratech, Inc. *	300	3,693
Veeco Instruments, Inc. *	4,317	50,034
Virage Logic Corp. *	812	3,654
Virtusa Corp. *	2,173	17,449
Wayside Technology Group, Inc.	96	681
Zoran Corp. *	1,932	21,059

		11,766,319
Utilities - 2.32%
Avista Corp.	24,006	427,547
Cascal N.V.	37,657	141,214
Dynegy, Inc., Class A *	24,725	56,126
Energen Corp.	12,322	491,648
EnerNOC, Inc. * (a)	13,975	302,838
Middlesex Water Company	1,300	18,785
Mirant Corp. *	24,700	388,778
Pennichuck Corp.	100	2,280
Pike Electric Corp. *	494	5,953
RRI Energy, Inc. *	47,300	236,973
UGI Corp.	24,360	620,936

		2,693,078

TOTAL COMMON STOCKS (Cost $122,437,213)		$114,638,075

SHORT TERM INVESTMENTS - 5.46%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$633,349	$6,340,326

TOTAL SHORT TERM INVESTMENTS (Cost $6,336,736)		$6,340,326

Total Investments (Small Cap Opportunities Trust) (Cost $128,773,949) - 104.16%		$120,978,401
Other assets and liabilities, net - (4.16)%		(4,826,527)

TOTAL NET ASSETS - 100.00%		$116,151,874

Small Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.77%
Basic Materials - 2.45%
Deltic Timber Corp.	129,300	$4,586,271
Zep, Inc.	378,550	4,561,527

		9,147,798
Communications - 1.71%
Websense, Inc. *	358,000	6,386,720
Consumer, Cyclical - 15.65%
Bally Technologies, Inc. *	40,300	1,205,776
Casey’s General Stores, Inc.	159,000	4,084,710
Cato Corp., Class A	508,746	8,872,530
CEC Entertainment, Inc. *	131,150	3,866,302

The accompanying notes are an integral part of the financial statements.

169

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Choice Hotels International, Inc.	199,800	$5,316,678
Copart, Inc. *	47,900	1,660,693
Hibbett Sports, Inc. *	187,700	3,378,600
Mattel, Inc.	150,900	2,421,945
O’Reilly Automotive, Inc. *	57,300	2,181,984
Sonic Corp. *	417,800	4,190,534
Stage Stores, Inc.	690,649	7,666,204
Tempur-Pedic International, Inc.	147,800	1,931,746
Unifirst Corp.	114,400	4,252,248
United Stationers, Inc. *	212,694	7,418,767

		58,448,717
Consumer, Non-cyclical - 17.38%
Acco Brands Corp. *	789,000	2,224,980
AmSurg Corp. *	246,030	5,274,883
Arbitron, Inc.	354,700	5,636,183
Bowne & Company, Inc.	326,360	2,124,604
Centene Corp. *	267,200	5,338,656
Charles River Laboratories International, Inc. *	212,500	7,171,875
CorVel Corp. *	82,965	1,889,113
Helen of Troy, Ltd. *	267,500	4,491,325
Herbalife, Ltd.	264,400	8,339,176
Hormel Foods Corp.	57,200	1,975,688
ICU Medical, Inc. *	87,700	3,608,855
Lance, Inc.	287,200	6,642,936
MAXIMUS, Inc. (a)	199,500	8,229,375
Ralcorp Holdings, Inc. *	31,700	1,931,164

		64,878,813
Energy - 4.67%
Penn Virginia Corp.	251,600	4,118,692
Plains Exploration & Production Company *	74,500	2,038,320
SEACOR Holdings, Inc. *	51,244	3,855,599
St. Mary Land & Exploration Company (a)	136,100	2,840,407
Whiting Petroleum Corp. *	130,350	4,583,106

		17,436,124
Financial - 22.11%
Acadia Realty Trust, REIT	184,137	2,402,988
Alleghany Corp. *	12,762	3,458,502
American Campus Communities, Inc., REIT	107,600	2,386,568
Ares Capital Corp.	624,266	5,031,584
Assured Guaranty, Ltd.	279,907	3,465,249
Credit Acceptance Corp. * (a)	148,475	3,244,179
Delphi Financial Group, Inc.	408,350	7,934,240
DiamondRock Hospitality Company, REIT	292,000	1,827,920
Financial Federal Corp.	134,453	2,763,009
First Midwest Bancorp, Inc. (a)	380,300	2,779,993
International Bancshares Corp. (a)	333,210	3,435,395
IPC Holdings, Ltd.	145,300	3,972,502
Mack-Cali Realty Corp., REIT	111,600	2,544,480
MB Financial, Inc.	198,800	2,025,772
NewAlliance Bancshares, Inc.	197,300	2,268,950
Platinum Underwriters Holdings, Ltd.	221,509	6,332,942
PS Business Parks, Inc., REIT	48,000	2,325,120
Realty Income Corp., REIT (a)	288,100	6,315,152
Reinsurance Group of America, Inc.	133,700	4,667,467
Universal American Financial Corp. *	551,400	4,808,208
Ventas, Inc., REIT	37,400	$1,116,764
Webster Financial Corp. (a)	492,900	3,967,845
WestAmerica Bancorp (a)	69,800	3,462,778

		82,537,607
Industrial - 21.20%
Acuity Brands, Inc. (a)	137,900	3,868,095
Albany International Corp., Class A	399,934	4,551,249
AptarGroup, Inc.	158,738	5,360,582
Belden, Inc.	510,549	8,526,168
Carlisle Companies, Inc.	495,100	11,902,204
ESCO Technologies, Inc. * (a)	66,900	2,997,120
Flowserve Corp.	12,700	886,587
GATX Corp. (a)	278,000	7,150,160
Genesee & Wyoming, Inc., Class A *	199,625	5,292,059
Graco, Inc.	58,100	1,279,362
Kirby Corp. *	139,500	4,434,705
Matthews International Corp., Class A	149,200	4,643,104
Mueller Industries, Inc.	303,810	6,319,248
Nam Tai Electronics, Inc.	313,900	1,337,214
Simpson Manufacturing Company, Inc.	109,300	2,363,066
Sterling Construction Company, Inc. *	106,767	1,629,265
Vitran Corp., Inc. *	128,100	1,268,190
Zebra Technologies Corp., Class A *	226,600	5,361,356

		79,169,734
Technology - 5.04%
Diebold, Inc.	261,500	6,893,140
Electronics for Imaging, Inc. *	392,200	4,180,852
Fiserv, Inc. *	44,600	2,038,220
Maxim Integrated Products, Inc.	146,600	2,300,154
Teradata Corp. *	74,800	1,752,564
Xyratex, Ltd. *	329,500	1,644,205

		18,809,135
Utilities - 6.56%
Atmos Energy Corp.	166,500	4,169,160
New Jersey Resources Corp. (a)	90,674	3,358,565
UGI Corp.	74,100	1,888,809
Unisource Energy Corp.	224,600	5,960,884
Westar Energy, Inc.	266,200	4,996,574
WGL Holdings, Inc.	128,500	4,114,570

		24,488,562

TOTAL COMMON STOCKS (Cost $406,315,608)		$361,303,210

SHORT TERM INVESTMENTS - 7.82%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$2,916,033	$29,191,820

TOTAL SHORT TERM INVESTMENTS (Cost $29,173,416)		$29,191,820

The accompanying notes are an integral part of the financial statements.

170

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 3.06%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $11,440,003 on 07/01/2009, collateralized by $10,970,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $11,669,338, including interest)	$11,440,000	$11,440,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,440,000)		$11,440,000

Total Investments (Small Cap Value Trust) (Cost $446,929,024) - 107.65%		$401,935,030
Other assets and liabilities, net - (7.65)%		(28,565,626)

TOTAL NET ASSETS - 100.00%		$373,369,404

Small Company Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.84%
Basic Materials - 0.46%
Carpenter Technology Corp.	17,166	$357,225
Communications - 8.05%
F5 Networks, Inc. *	18,573	642,440
Harmonic, Inc. *	88,195	519,469
inVentiv Health, Inc. *	28,775	389,326
NeuStar, Inc., Class A *	32,679	724,167
NICE Systems, Ltd., ADR *	28,723	662,640
Polycom, Inc. *	38,175	773,807
SBA Communications Corp. * (a)	29,872	733,059
Starent Networks Corp. * (a)	47,645	1,163,014
Websense, Inc. *	36,278	647,199

		6,255,121
Consumer, Cyclical - 14.02%
AnnTaylor Stores Corp. *	33,090	264,058
Big Lots, Inc. *	26,846	564,571
Brinker International, Inc.	41,497	706,694
Buffalo Wild Wings, Inc. * (a)	13,814	449,231
Choice Hotels International, Inc.	20,996	558,703
Darden Restaurants, Inc.	17,717	584,307
Hot Topic, Inc. *	77,582	567,124
Interface, Inc., Class A	52,303	324,279
Jack in the Box, Inc. *	36,914	828,719
Marvel Entertainment, Inc. *	30,805	1,096,350
National Cinemedia, Inc.	26,847	369,415
P.F. Chang’s China Bistro, Inc. * (a)	27,880	893,833
Penn National Gaming, Inc. *	19,237	559,989
Tech Data Corp. *	27,198	889,647
Tractor Supply Company *	12,072	498,815
Warnaco Group, Inc. *	26,492	858,341
Watsco, Inc.	11,172	546,646
Zumiez, Inc. * (a)	41,559	332,888

		10,893,610
Consumer, Non-cyclical - 26.04%
Acorda Therapeutics, Inc. *	24,081	$678,843
AMAG Pharmaceuticals, Inc. *	14,424	788,560
Bankrate, Inc. * (a)	19,014	479,913
BioMarin Pharmaceutical, Inc. * (a)	36,061	562,912
Chemed Corp.	19,569	772,584
Church & Dwight, Inc.	15,316	831,812
Corrections Corp. of America *	35,939	610,604
CoStar Group, Inc. *	25,650	1,022,666
DeVry, Inc.	11,311	566,002
Gen-Probe, Inc. *	14,367	617,494
Global Payments, Inc.	15,529	581,716
Informatica Corp. *	49,063	843,393
Insulet Corp. * (a)	34,366	264,618
Isis Pharmaceuticals, Inc. *	25,207	415,916
LifePoint Hospitals, Inc. * (a)	28,126	738,308
Live Nation, Inc. *	41,736	202,837
Martek Biosciences Corp. * (a)	23,505	497,131
MEDNAX, Inc. *	15,668	660,093
Meridian Bioscience, Inc.	31,303	706,822
Myriad Genetics, Inc. *	15,479	551,826
Myriad Pharmaceuticals, Inc. *	3,870	17,994
Nuvasive, Inc. * (a)	17,763	792,230
OSI Pharmaceuticals, Inc. * (a)	12,909	364,421
Parexel International Corp. *	33,276	478,509
Perrigo Company	23,282	646,774
PSS World Medical, Inc. *	26,240	485,702
Quanta Services, Inc. *	18,473	427,280
Ralcorp Holdings, Inc. *	15,870	966,800
Techne Corp.	10,982	700,761
Tetra Tech, Inc. *	33,109	948,573
United Therapeutics Corp. *	9,023	751,887
VCA Antech, Inc. *	28,875	770,963
Zoll Medical Corp. *	24,974	482,997

		20,228,941
Energy - 4.64%
Arena Resources, Inc. *	29,483	939,033
Bill Barrett Corp. *	20,613	566,033
Carrizo Oil & Gas, Inc. * (a)	25,171	431,683
Dril-Quip, Inc. *	22,528	858,317
Goodrich Petroleum Corp. * (a)	18,542	455,948
Whiting Petroleum Corp. *	10,004	351,740

		3,602,754
Financial - 8.80%
Affiliated Managers Group, Inc. *	10,581	615,708
BioMed Realty Trust, Inc., REIT	39,138	400,382
Brown & Brown, Inc.	24,690	492,072
City National Corp. (a)	12,006	442,181
Cullen Frost Bankers, Inc.	13,474	621,421
Federated Investors, Inc., Class B	27,188	654,959
Greenhill & Company, Inc. (a)	15,172	1,095,570
optionsXpress Holdings, Inc.	29,870	463,881
ProAssurance Corp. *	15,062	696,015
Stifel Financial Corp. *	16,822	808,970
SVB Financial Group *	20,191	549,599

		6,840,758

The accompanying notes are an integral part of the financial statements.

171

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial - 15.03%
Advanced Energy Industries, Inc. *	54,866	$493,245
Barnes Group, Inc.	18,488	219,822
Bucyrus International, Inc., Class A	16,472	470,440
Calgon Carbon Corp. *	33,298	462,509
Coherent, Inc. *	18,973	392,362
Dynamic Materials Corp.	21,647	417,354
EnergySolutions, Inc.	40,928	376,538
FMC Technologies, Inc. *	14,943	561,558
Forward Air Corp.	30,204	643,949
Fuel Tech, Inc. * (a)	40,244	390,367
General Cable Corp. *	22,711	853,479
Greif, Inc., Class A	16,654	736,440
Hexcel Corp. *	38,579	367,658
Hub Group, Inc., Class A *	29,734	613,710
Knight Transportation, Inc. (a)	56,144	929,183
Lindsay Corp. (a)	11,356	375,884
Regal-Beloit Corp. (a)	19,321	767,430
TransDigm Group, Inc. *	26,406	955,897
Varian, Inc. * (a)	25,462	1,003,967
Wabtec Corp.	19,944	641,599

		11,673,391
Technology - 17.94%
Aspen Technology, Inc. *	79,539	678,468
Blackboard, Inc. *	17,922	517,229
Cabot Microelectronics Corp. *	19,501	551,683
Cogent, Inc. *	67,875	728,299
Eclipsys Corp. *	49,771	884,928
Hittite Microwave Corp. *	21,565	749,384
Lawson Software, Inc. *	107,507	599,889
Manhattan Associates, Inc. *	33,493	610,242
MICROS Systems, Inc. *	22,499	569,675
Microsemi Corp. *	43,693	602,963
Monolithic Power Systems, Inc. *	36,414	816,038
Omniture, Inc. *	47,308	594,188
ON Semiconductor Corp. *	86,759	595,167
Power Integrations, Inc.	28,237	671,758
Quality Systems, Inc. (a)	24,676	1,405,545
Silicon Laboratories, Inc. *	20,473	776,746
SRA International, Inc., Class A * (a)	32,306	567,293
Sybase, Inc. *	16,017	501,973
Syntel, Inc. (a)	23,592	741,732
Varian Semiconductor Equipment Associates, Inc. * (a)	32,148	771,231

		13,934,431
Utilities - 1.86%
ITC Holdings Corp.	16,075	729,162
Pike Electric Corp. *	59,329	714,914

		1,444,076

TOTAL COMMON STOCKS (Cost $81,933,703)		$75,230,307

SHORT TERM INVESTMENTS - 16.72%

John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,297,331	$12,987,324

TOTAL SHORT TERM INVESTMENTS (Cost $12,977,757)		$12,987,324

REPURCHASE AGREEMENTS - 3.14%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $2,441,001 on 07/01/2009, collateralized by $2,330,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $2,493,100, including interest)	$2,441,000	$2,441,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,441,000)		$2,441,000

Total Investments (Small Company Growth Trust) (Cost $97,352,460) - 116.70%		$90,658,631
Other assets and liabilities, net - (16.70)%		(12,970,250)

TOTAL NET ASSETS - 100.00%		$77,688,381

Small Company Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.79%
Basic Materials - 8.39%
Airgas, Inc.	112,000	$4,539,360
AMCOL International Corp.	64,600	1,394,068
American Vanguard Corp.	162,500	1,836,250
Arch Chemicals, Inc.	118,400	2,911,456
Carpenter Technology Corp.	104,200	2,168,402
Clearwater Paper Corp. *	55,600	1,406,124
Deltic Timber Corp.	74,000	2,624,780
Franco-Nevada Corp.	85,500	2,055,264
Gibraltar Industries, Inc.	172,600	1,185,762
Innospec, Inc.	172,000	1,849,000
International Royalty Corp.	393,000	1,281,180
Potlatch Corp.	106,500	2,586,885
Symyx Technologies, Inc. *	153,034	895,249
Wausau-Mosinee Paper Corp.	228,500	1,535,520

		28,269,300
Communications - 2.85%
Ixia *	276,100	1,860,914
Newport Corp. *	131,600	761,964
Premiere Global Services, Inc. *	288,000	3,121,920
Saga Communications, Inc., Class A *	40,000	206,000
Sonus Networks, Inc. *	641,600	1,032,976
Websense, Inc. *	146,775	2,618,466

		9,602,240
Consumer, Cyclical - 12.91%
Accuride Corp. *	165,600	54,483
Alaska Air Group, Inc. *	119,000	2,172,940
Ascent Media Corp., Class A *	56,700	1,507,086
Beacon Roofing Supply, Inc. *	361,200	5,222,952
Casey’s General Stores, Inc.	94,261	2,421,565
Culp, Inc. *	95,100	475,500
Fred’s, Inc., Class A	155,000	1,953,000
G & K Services, Inc., Class A	104,100	2,201,715
Haverty Furniture Companies, Inc. (a)	196,700	1,799,805

The accompanying notes are an integral part of the financial statements.

172

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
M/I Homes, Inc. *	93,600	$916,344
Marinemax, Inc. * (a)	145,700	501,208
Meritage Homes Corp. *	152,000	2,866,720
Orient Express Hotels, Ltd., Class A	298,600	2,535,114
Owens & Minor, Inc.	174,000	7,624,680
Pool Corp. (a)	136,400	2,258,784
Stanley Furniture Company, Inc.	116,000	1,251,640
Stein Mart, Inc. *	279,900	2,479,914
The Men’s Wearhouse, Inc. (a)	134,000	2,570,120
The Steak & Shake Company * (a)	128,300	1,121,342
Winnebago Industries, Inc. (a)	211,000	1,567,730

		43,502,642
Consumer, Non-cyclical - 14.88%
Aaron, Inc., Class B	270,500	8,066,310
Alliance One International, Inc. *	387,213	1,471,409
AngioDynamics, Inc. *	91,000	1,207,570
Compass Diversified Trust	140,900	1,139,881
Corinthian Colleges, Inc. *	154,000	2,607,220
CSS Industries, Inc.	89,000	1,813,820
Dollar Thrifty Automotive Group, Inc. *	85,400	1,191,330
Electro Rent Corp.	217,400	2,063,126
Exelixis, Inc. * (a)	215,300	1,048,511
FTI Consulting, Inc. *	95,000	4,818,400
Landauer, Inc.	43,250	2,652,955
McGrath Rentcorp	195,000	3,716,700
MPS Group, Inc. *	393,600	3,007,104
Myriad Genetics, Inc. *	42,810	1,526,176
Myriad Pharmaceuticals, Inc. *	10,952	50,927
Nash Finch Company	76,011	2,056,858
National Healthcare Corp.	76,000	2,883,440
Navigant Consulting Company *	222,000	2,868,240
StarTek, Inc. *	168,000	1,347,360
Triple-S Management Corp. *	60,800	947,872
West Pharmaceutical Services, Inc.	104,000	3,624,400

		50,109,609
Energy - 4.49%
Atwood Oceanics, Inc. *	58,965	1,468,818
Carbo Ceramics, Inc. (a)	54,234	1,854,803
Forest Oil Corp. * (a)	95,000	1,417,400
GeoMet, Inc. * (a)	100,800	110,880
Hercules Offshore, Inc. * (a)	117,817	467,733
Mariner Energy, Inc. *	110,304	1,296,072
Penn Virginia Corp.	187,000	3,061,190
TETRA Technologies, Inc. *	264,000	2,101,440
Union Drilling, Inc. *	55,000	364,100
Whiting Petroleum Corp. *	84,300	2,963,988

		15,106,424
Financial - 18.06%
Ares Capital Corp.	319,000	2,571,140
CBL & Associates Properties, Inc., REIT (a)	442,000	2,382,380
Cedar Shopping Centers, Inc., REIT	196,200	886,824
East West Bancorp, Inc.	146,070	947,994
Employers Holdings, Inc.	87,800	1,189,690
First Opportunity Fund, Inc. *	223,000	1,110,540
First Potomac Realty Trust, REIT	159,100	1,551,225
Glacier Bancorp, Inc. (a)	175,159	$2,587,099
Hatteras Financial Corp., REIT (a)	102,400	2,927,616
Hercules Technology Growth Capital, Inc.	220,000	1,839,200
Home Bancshares, Inc. (a)	123,000	2,341,920
JMP Group, Inc.	118,000	907,420
Kilroy Realty Corp., REIT	150,000	3,081,000
Kohlberg Capital Corp.	218,134	1,378,607
LaSalle Hotel Properties, REIT	175,700	2,168,138
Markel Corp. *	7,970	2,245,149
Max Capital Group, Ltd.	161,100	2,973,906
National Interstate Corp.	127,200	1,930,896
Parkway Properties, Inc., REIT	74,700	971,100
Piper Jaffray Companies, Inc. *	47,700	2,083,059
ProAssurance Corp. *	143,000	6,608,030
Prospect Capital Corp.	70,000	644,000
Redwood Trust, Inc., REIT	144,000	2,125,440
Signature Bank *	65,800	1,784,496
Stifel Financial Corp. *	72,000	3,462,480
Strategic Hotel & Resorts, Inc., REIT	75,000	83,250
SVB Financial Group * (a)	131,000	3,565,820
Universal American Financial Corp. *	84,700	738,584
Washington Real Estate Investment Trust, REIT (a)	96,400	2,156,468
Wintrust Financial Corp.	100,000	1,608,000

		60,851,471
Industrial - 23.68%
Advanced Energy Industries, Inc. *	187,700	1,687,423
Ameron International Corp.	53,000	3,553,120
Analogic Corp.	42,525	1,571,299
AptarGroup, Inc.	161,300	5,447,101
Astec Industries, Inc. *	57,800	1,716,082
Belden, Inc.	126,447	2,111,665
C & D Technologies, Inc. * (a)	162,000	324,000
Cascade Corp.	58,900	926,497
Circor International, Inc.	79,000	1,865,190
Comfort Systems USA, Inc.	128,674	1,318,908
Drew Industries, Inc. * (a)	160,400	1,952,068
Franklin Electric, Inc.	32,600	844,992
Genesee & Wyoming, Inc., Class A *	160,300	4,249,553
IDEX Corp.	154,350	3,792,379
Insituform Technologies, Inc., Class A *	190,000	3,224,300
Kaman Corp., Class A	84,400	1,409,480
Kirby Corp. *	159,606	5,073,875
Kratos Defense & Security Solutions, Inc. *	483,600	430,404
Landstar Systems, Inc.	214,000	7,684,740
Littelfuse, Inc. *	90,100	1,798,396
Matthews International Corp., Class A	142,000	4,419,040
Methode Electronics, Inc.	62,995	442,225
Myers Industries, Inc.	244,700	2,035,904
Nordson Corp.	109,400	4,229,404
Sims Group, Ltd.	200,000	4,124,000
Sterling Construction Company, Inc. *	73,800	1,126,188
Universal Forest Products, Inc. (a)	87,100	2,882,139
UTI Worldwide, Inc. *	203,100	2,315,340
Waste Connections, Inc. *	128,000	3,316,480

The accompanying notes are an integral part of the financial statements.

173

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Woodward Governor Company	197,000	$3,900,600

		79,772,792
Technology - 7.62%
ATMI, Inc. *	89,200	1,385,276
Brooks Automation, Inc. *	227,562	1,019,478
Cabot Microelectronics Corp. *	42,400	1,199,496
Exar Corp. *	218	1,567
FormFactor, Inc. *	116,100	2,001,564
GSI Group, Inc. *	305,000	298,900
Microsemi Corp. *	146,000	2,014,800
Palm, Inc. * (a)	213,200	3,532,724
Progress Software Corp. *	162,000	3,429,540
SPSS, Inc. *	118,000	3,937,660
SYNNEX Corp. * (a)	112,300	2,806,377
Teradyne, Inc. * (a)	257,700	1,767,822
Wind River Systems, Inc. *	144,520	1,656,199
Xyratex, Ltd. *	126,300	630,237

		25,681,640
Utilities - 3.91%
Black Hills Corp.	108,900	2,503,611
Cleco Corp.	149,000	3,340,580
El Paso Electric Company *	146,000	2,038,160
Empire District Electric Company	85,000	1,404,200
Southwest Gas Corp.	100,000	2,221,000
Vectren Corp.	71,400	1,672,902

		13,180,453

TOTAL COMMON STOCKS (Cost $388,801,403)		$326,076,571

PREFERRED STOCKS - 1.36%
Energy - 0.39%
Whiting Petroleum Corp., 6.25% *	13,400	1,321,776
Financial - 0.97%
Assured Guaranty, Ltd., 8.50% *	33,800	1,747,122
East West Bancorp., Inc., Series A, 8.00% *	2,830	1,502,730

		3,249,852

TOTAL PREFERRED STOCKS (Cost $5,831,526)		$4,571,628

INVESTMENT COMPANIES - 0.69%
Investment Companies - 0.69%
iShares Russell 2000 Value Index Fund	50,000	2,326,500

TOTAL INVESTMENT COMPANIES (Cost $2,249,197)		$2,326,500

SHORT TERM INVESTMENTS - 9.03%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$2,727,891	$27,308,375
T. Rowe Price Reserve Investment Fund, 0.3922%	3,107,420	3,107,420

TOTAL SHORT TERM INVESTMENTS (Cost $30,403,239)		$30,415,795

REPURCHASE AGREEMENTS - 0.19%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $648,000 on 07/01/2009, collateralized by $625,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $664,844, including interest)	$648,000	$648,000

TOTAL REPURCHASE AGREEMENTS (Cost $648,000)		$648,000

Total Investments (Small Company Value Trust) (Cost $427,933,365) - 108.06%		$364,038,494
Other assets and liabilities, net - (8.06)%		(27,147,776)

TOTAL NET ASSETS - 100.00%		$336,890,718

Smaller Company Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.12%
Basic Materials - 2.29%
AK Steel Holding Corp.	10,490	$201,303
Albemarle Corp.	35,500	907,735
Allied Nevada Gold Corp. *	1,807	14,564
AMCOL International Corp.	897	19,357
Balchem Corp.	716	17,556
Brush Engineered Materials, Inc. *	279	4,673
Deltic Timber Corp.	208	7,378
Gammon Gold, Inc. *	26,340	175,688
General Moly, Inc. *	1,562	3,468
Hecla Mining Company *	2,988	8,008
Horsehead Holding Corp. *	1,387	10,333
Innophos Holdings, Inc.	351	5,928
Intrepid Potash, Inc. *	1,767	49,617
Landec Corp. *	978	6,641
Newmarket Corp.	478	32,184
Rock-Tenn Company, Class A	5,229	199,539
Royal Gold, Inc.	1,522	63,467
Schnitzer Steel Industries, Inc.	855	45,195
Sensient Technologies Corp.	10,164	229,402
Stepan Company	303	13,381
Stillwater Mining Company *	27,554	157,333
Symyx Technologies, Inc. *	1,330	7,781
United States Lime & Minerals, Inc. *	112	4,751
W.R. Grace & Company *	2,839	35,118
Zep, Inc.	830	10,002
Zoltek Companies, Inc. *	1,151	11,188

		2,241,590
Communications - 17.31%
3Com Corp. *	51,010	240,257
Acme Packet, Inc. *	1,087	11,000
ADC Telecommunications, Inc. *	1,328	10,571
ADTRAN, Inc.	13,304	285,637
Airvana, Inc. *	985	6,275
Alaska Communications Systems Group, Inc.	1,716	12,561

The accompanying notes are an integral part of the financial statements.

174

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Amdocs, Ltd. *	44,900	$963,105
American Tower Corp., Class A *	36,800	1,160,304
Anaren, Inc. *	543	9,600
Anixter International, Inc. *	1,181	44,394
APAC Customer Services, Inc. *	27,025	138,638
Applied Signal Technology, Inc.	7,643	194,973
Ariba, Inc. *	1,709	16,817
Arris Group, Inc. *	2,421	29,439
Art Technology Group, Inc. *	65,834	250,169
Aruba Networks, Inc. *	2,321	20,286
AsiaInfo Holdings, Inc. *	1,181	20,325
Atheros Communications, Inc. * (a)	16,393	315,401
Avocent Corp. *	14,090	196,696
BigBand Networks, Inc. *	1,515	7,833
Blue Coat Systems, Inc. *	11,806	195,271
Cbeyond Communications, Inc. *	895	12,843
Centennial Communications Corp., Class A *	3,423	28,616
China Information Security Technology, Inc. *	1,023	2,926
Chordiant Software, Inc. *	1,184	4,298
Ciena Corp. *	2,318	23,991
CKX, Inc. *	1,725	12,230
Cogent Communications Group, Inc. *	1,656	13,496
CommScope, Inc. *	39,515	1,037,664
comScore, Inc. *	744	9,910
Comtech Telecommunications Corp. *	8,863	282,552
Constant Contact, Inc. *	830	16,467
CPI International, Inc. *	292	2,538
Crown Media Holdings, Inc., Class A *	583	974
CTC Media, Inc. *	1,796	21,229
Cybersource Corp. *	23,654	361,906
DealerTrack Holdings, Inc. *	1,489	25,313
DG Fastchannel, Inc. *	782	14,311
Dice Holdings, Inc. *	734	3,413
Digital River, Inc. *	1,457	52,918
Dolan Media Company *	17,380	222,290
EMS Technologies, Inc. *	8,070	168,663
Equinix, Inc. *	21,500	1,563,910
eResearch Technology, Inc. *	1,702	10,569
F5 Networks, Inc. *	3,123	108,025
FiberTower Corp. *	2,307	1,154
Finisar Corp. *	15,818	9,016
Fisher Communications, Inc. *	179	2,289
General Communication, Inc., Class A *	1,279	8,864
GeoEye, Inc. * (a)	14,662	345,437
GigaMedia, Ltd. *	36,854	216,702
Global Crossing, Ltd. *	1,115	10,236
Globecomm Systems, Inc. *	25,144	180,785
GSI Commerce, Inc. *	937	13,352
Harmonic, Inc. *	3,738	22,017
HLTH Corp. *	3,809	49,898
Hughes Communications, Inc. *	381	8,698
ICO Global Communications Holdings, Ltd. *	4,841	3,001
Infinera Corp. *	3,339	30,485
InfoSpace, Inc. *	476	3,156
InterDigital, Inc. *	1,700	41,548
Internet Capital Group, Inc. *	1,504	10,122
inVentiv Health, Inc. *	458	$6,197
iPCS, Inc. *	608	9,096
Ixia *	892	6,012
J2 Global Communications, Inc. *	1,729	39,006
JDS Uniphase Corp. *	2,961	16,937
John Wiley & Sons, Inc., Class A	1,735	57,689
Knology, Inc. *	1,191	10,278
Liberty Media Corp. - Capital, Series A *	3,604	48,870
Liquidity Services, Inc. *	662	6,527
LoopNet, Inc. *	1,079	8,362
Marchex, Inc., Class B	322	1,085
Martha Stewart Living Omnimedia, Inc., Class A *	1,057	3,234
Mastec, Inc. *	123,720	1,449,998
Mediacom Communications Corp., Class A *	1,553	7,936
MetroPCS Communications, Inc. *	80,300	1,068,793
Move, Inc. *	61,285	132,376
NeuStar, Inc., Class A *	3,102	68,740
Neutral Tandem, Inc. *	4,016	118,552
NIC, Inc. *	17,466	118,245
NICE Systems, Ltd., ADR *	12,563	289,828
NII Holdings, Inc. *	47,400	903,918
Novatel Wireless, Inc. *	26,603	239,959
Oplink Communications, Inc. *	17,911	204,185
OpNext, Inc. *	897	1,920
Outdoor Channel Holdings, Inc. *	273	1,611
PAETEC Holding Corp. *	4,989	13,470
Perfect World Co, Ltd. *	8,120	232,232
Perficient, Inc. *	637	4,453
Polycom, Inc. *	3,288	66,648
Powerwave Technologies, Inc. *	2,589	4,168
Preformed Line Products Company	51	2,247
Premiere Global Services, Inc. *	111,777	1,211,663
Rackspace Hosting, Inc. *	1,838	25,475
RCN Corp. *	1,444	8,621
RealNetworks, Inc. *	3,719	11,120
RF Micro Devices, Inc. *	9,844	37,014
RightNow Technologies, Inc. *	900	10,620
S1 Corp. *	2,107	14,538
Sapient Corp. *	4,008	25,210
SAVVIS, Inc. *	1,472	16,869
Shenandoah Telecommunications Company	880	17,855
ShoreTel, Inc. *	1,724	13,792
Sirius XM Radio, Inc. *	149,183	64,149
Soapstone Networks, Inc. *	27,652	115,585
Sohu.com, Inc. *	1,200	75,396
SonicWALL, Inc. *	2,108	11,552
Sonus Networks, Inc. *	3,759	6,052
Sourcefire, Inc. *	611	7,570
Starent Networks Corp. * (a)	10,372	253,181
Switch & Data Facilities Company, Inc. *	884	10,369
Sycamore Networks, Inc. *	7,818	24,470
Syniverse Holdings, Inc. *	15,451	247,680
TechTarget, Inc. *	490	1,960
Tekelec, Inc. *	1,173	19,742
TeleCommunication Systems, Inc. *	32,863	233,656

The accompanying notes are an integral part of the financial statements.

175

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Terremark Worldwide, Inc. *	1,643	$9,497
The Knot, Inc. *	1,080	8,510
The New York Times Company, Class A	1,872	10,315
TIBCO Software, Inc. *	6,883	49,351
TW Telecom, Inc. *	5,864	60,223
USA Mobility, Inc. *	914	11,663
ValueClick, Inc. *	3,413	35,905
VASCO Data Security International, Inc. *	1,175	8,589
Viasat, Inc. *	1,097	28,127
Vignette Corp. *	932	12,256
Vocus, Inc. *	711	14,049
Vonage Holdings Corp. *	2,773	1,054
WebMD Health Corp. *	359	10,741
Websense, Inc. *	1,147	20,463

		16,974,818
Consumer, Cyclical - 14.77%
99 Cents Only Stores *	674	9,153
Aeropostale, Inc. *	2,629	90,096
AFC Enterprises, Inc. *	995	6,716
Airtran Holdings, Inc. * (a)	27,132	167,947
Alaska Air Group, Inc. *	12,690	231,719
Allegiant Travel Company *	480	19,027
Ambassadors Group, Inc.	674	9,281
American Apparel, Inc. *	1,253	4,561
American Axle & Manufacturing Holdings, Inc.	1,180	4,059
Americas Car Mart, Inc. * (a)	8,154	167,157
Amerigon, Inc. *	14,746	89,951
AnnTaylor Stores Corp. *	787	6,280
ArvinMeritor, Inc.	968	4,250
ATC Technology Corp. *	11,352	164,604
Bally Technologies, Inc. *	7,040	210,637
Beacon Roofing Supply, Inc. *	14,718	212,822
Big Lots, Inc. *	3,231	67,948
BJ’s Restaurants, Inc. *	13,270	223,865
BJ’s Wholesale Club, Inc. *	1,504	48,474
Brunswick Corp.	1,734	7,491
Buffalo Wild Wings, Inc. * (a)	6,671	216,941
California Pizza Kitchen, Inc. *	901	11,974
Carter’s, Inc. *	2,217	54,560
Casey’s General Stores, Inc.	2,000	51,380
Cash America International, Inc.	11,842	276,984
CEC Entertainment, Inc. *	894	26,355
Central European Distribution Corp. *	7,470	198,478
Charlotte Russe Holding, Inc. *	826	10,639
Charming Shoppes, Inc. *	1,568	5,833
Chico’s FAS, Inc. *	97,875	952,324
Children’s Place Retail Stores, Inc. *	7,889	208,506
Chindex International, Inc. *	503	6,222
Choice Hotels International, Inc.	855	22,752
Cinemark Holdings, Inc.	448	5,071
Citi Trends, Inc. *	565	14,622
CKE Restaurants, Inc.	1,827	15,493
Coldwater Creek, Inc. *	2,332	14,132
Conn’s, Inc. * (a)	16,880	211,000
Continental Airlines, Inc., Class B *	4,860	43,060
Core-Mark Holding Company, Inc. *	133	3,466
Crocs, Inc. *	3,287	$11,176
Dana Holding Corp. *	1,968	2,519
Deckers Outdoor Corp. *	514	36,119
Denny’s Corp. *	3,765	8,095
Dick’s Sporting Goods, Inc. *	3,373	58,016
DineEquity, Inc.	378	11,790
Dorman Products, Inc. *	243	3,361
DSW, Inc., Class A *	202	1,990
DTS, Inc. *	680	18,408
FGX International Holdings, Ltd. *	566	6,441
Finish Line, Inc.	20,460	151,813
First Cash Financial Services, Inc. *	13,460	235,819
Foot Locker, Inc.	16,550	173,279
Force Protection, Inc. *	2,688	23,762
Fuel Systems Solutions, Inc. *	496	10,014
Gymboree Corp. *	3,277	116,268
Hanesbrands, Inc. *	3,681	55,252
Hawaiian Holdings, Inc. *	2,027	12,203
Herman Miller, Inc.	739	11,336
hhgregg, Inc. *	6,484	98,297
Hibbett Sports, Inc. *	9,752	175,536
Hot Topic, Inc. *	19,463	142,275
Houston Wire & Cable Company	659	7,849
Hovnanian Enterprises, Inc., Class A *	1,359	3,207
Iconix Brand Group, Inc. *	3,114	47,893
Interval Leisure Group, Inc. *	1,548	14,427
Isle of Capri Casinos, Inc. *	689	9,177
J. Crew Group, Inc. *	1,966	53,121
Jack in the Box, Inc. *	9,997	224,433
Jos. A. Bank Clothiers, Inc. *	5,872	202,349
KB Home	910	12,449
Kohl’s Corp. *	28,700	1,226,925
Krispy Kreme Doughnuts, Inc. *	1,129	3,387
K-Swiss, Inc., Class A	369	3,136
Life Time Fitness, Inc. *	1,406	28,134
Lions Gate Entertainment Corp. *	4,557	25,519
Lululemon Athletica, Inc. *	1,512	19,701
Lumber Liquidators, Inc. *	527	8,306
M/I Homes, Inc. *	344	3,368
Macrovision Solutions Corp. *	4,052	88,374
Maidenform Brands, Inc. *	18,638	213,778
Marine Products Corp.	150	562
Meritage Homes Corp. *	402	7,582
Mobile Mini, Inc. *	1,389	20,377
Modine Manufacturing Company	429	2,059
Monarch Casino & Resort, Inc. *	247	1,803
Morgans Hotel Group Company *	1,041	3,987
MWI Veterinary Supply, Inc. *	453	15,792
National Cinemedia, Inc.	1,655	22,773
National Presto Industries, Inc.	189	14,383
Navistar International Corp. *	35,000	1,526,000
New York & Company, Inc. *	1,065	3,291
O’Charley’s, Inc.	5,953	55,065
Office Depot, Inc. *	7,028	32,048
OfficeMax, Inc.	1,501	9,426
P.F. Chang’s China Bistro, Inc. * (a)	7,151	229,261

The accompanying notes are an integral part of the financial statements.

176

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Pacific Sunwear of California, Inc. *	1,680	$5,662
Panera Bread Company, Class A *	1,151	57,389
Pantry, Inc. *	11,980	198,868
Papa John’s International, Inc. *	876	21,716
Penn National Gaming, Inc. *	7,680	223,565
Phillips-Van Heusen Corp.	2,025	58,097
Pier 1 Imports, Inc. *	1,756	3,494
Pinnacle Entertainment, Inc. *	826	7,674
Polaris Industries, Inc.	1,214	38,994
Pool Corp. (a)	1,886	31,232
PriceSmart, Inc.	291	4,874
Red Robin Gourmet Burgers, Inc. *	10,202	191,287
Retail Ventures, Inc. *	1,149	2,505
Rite Aid Corp. *	11,830	17,863
Ryland Group, Inc.	590	9,888
Saks, Inc. *	3,270	14,486
Sally Beauty Holdings, Inc. *	3,222	20,492
ScanSource, Inc. *	1,039	25,476
Scientific Games Corp., Class A *	2,740	43,210
Shoe Carnival, Inc. *	4,346	51,848
Shuffle Master, Inc. *	2,110	13,947
Skechers U.S.A., Inc., Class A *	459	4,484
Sonic Corp. *	2,263	22,698
Steven Madden, Ltd. *	633	16,110
Susser Holdings Corp. *	117	1,309
Systemax, Inc. *	287	3,418
Talbots, Inc.	636	3,434
Tenneco, Inc. *	1,840	19,504
Texas Roadhouse, Inc., Class A *	2,041	22,267
The Buckle, Inc. (a)	6,380	202,693
The Cheesecake Factory, Inc. *	2,232	38,614
The Dress Barn, Inc. * (a)	15,358	219,619
The Steak & Shake Company *	480	4,195
The Toro Company	1,431	42,787
The Wet Seal, Inc., Class A *	3,602	11,058
Thor Industries, Inc.	496	9,112
Titan Machinery, Inc. *	521	6,611
TiVo, Inc. *	4,051	42,454
Town Sports International Holdings, Inc. *	676	2,535
Tractor Supply Company *	26,275	1,085,683
True Religion Apparel, Inc. *	914	20,382
TRW Automotive Holdings Corp. *	2,189	24,736
Tween Brands, Inc. *	488	3,260
UAL Corp. * (a)	5,069	16,170
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,021	11,354
Under Armour, Inc., Class A *	1,304	29,184
Unifirst Corp.	4,384	162,953
Universal Electronics, Inc. *	550	11,093
US Airways Group, Inc. *	5,088	12,364
Vail Resorts, Inc. *	506	13,571
Volcom, Inc. *	671	8,388
Warnaco Group, Inc. *	1,834	59,422
Watsco, Inc.	29,000	1,418,970
WMS Industries, Inc. *	1,940	61,129
Wolverine World Wide, Inc.	9,004	198,628
World Fuel Services Corp.	548	22,594
Zumiez, Inc. *	815	$6,528

		14,481,419
Consumer, Non-cyclical - 24.62%
1-800-Flowers.com, Inc., Class A *	1,050	2,016
Aaron, Inc., Class B	9,546	284,662
Abaxis, Inc. *	862	17,705
Abiomed, Inc. *	1,227	10,822
Accuray, Inc. *	1,751	11,679
Acorda Therapeutics, Inc. *	1,484	41,834
Administaff, Inc.	890	20,710
Affymax, Inc. *	422	7,777
Affymetrix, Inc. *	2,762	16,379
Air Methods Corp. *	430	11,765
Akorn, Inc. *	2,284	2,741
Albany Molecular Research, Inc. *	12,092	101,452
Alexion Pharmaceuticals, Inc. *	8,077	332,126
Align Technology, Inc. *	2,242	23,765
Alkermes, Inc. *	3,718	40,229
Alliance Imaging, Inc. *	1,006	7,374
Alliance One International, Inc. *	3,325	12,635
Allos Therapeutics, Inc. *	1,595	13,223
Almost Family, Inc. *	288	7,520
Alnylam Pharmaceuticals, Inc. * (a)	13,560	301,981
AMAG Pharmaceuticals, Inc. *	234	12,793
Amedisys, Inc. *	6,412	211,724
American Dairy, Inc. *	338	13,405
American Italian Pasta Company, Class A *	804	23,429
American Medical Systems Holdings, Inc. *	24,444	386,215
American Oriental Bioengineering, Inc. *	1,601	8,469
American Public Education, Inc. *	6,392	253,187
Amicus Therapeutics, Inc. *	267	3,057
AMN Healthcare Services, Inc. *	833	5,315
Arbitron, Inc.	1,038	16,494
Arden Group, Inc.	50	6,255
Arena Pharmaceuticals, Inc. *	1,893	9,446
Arqule, Inc. *	825	5,065
Array BioPharma, Inc. *	1,797	5,643
athenahealth, Inc. *	853	31,570
Atrion Corp.	62	8,314
ATS Medical, Inc. *	1,820	5,988
Auxilium Pharmaceuticals, Inc. *	1,670	52,405
Avis Budget Group, Inc. *	2,597	14,673
Bankrate, Inc. *	555	14,008
Bare Escentuals, Inc. *	2,524	22,388
Bio Reference Labs, Inc. *	461	14,572
BioMarin Pharmaceutical, Inc. *	3,929	61,332
Bio-Rad Laboratories, Inc., Class A *	741	55,931
Blue Nile, Inc. *	570	24,504
Boston Beer Company, Inc. *	376	11,126
Brookdale Senior Living, Inc.	1,028	10,013
Bruker BioSciences Corp. *	36,991	342,537
C.R. Bard, Inc.	10,300	766,835
Cadence Pharmaceuticals, Inc. *	491	4,905
Calavo Growers, Inc.	425	8,428
Cal-Maine Foods, Inc.	177	4,418
Cantel Medical Corp. *	550	8,926

The accompanying notes are an integral part of the financial statements.

177

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Capella Education Company *	5,337	$319,953
Caraco Pharmaceutical Labs *	423	1,299
CardioNet, Inc. *	6,022	98,279
Cardtronics, Inc. *	312	1,189
Career Education Corp. *	14,363	357,495
Catalyst Health Solutions, Inc. *	1,456	36,313
CBIZ, Inc. *	37,951	270,211
Celera Corp. *	28,700	218,981
Cenveo, Inc. *	1,919	8,117
Cepheid, Inc. *	2,278	21,459
Chattem, Inc. *	4,783	325,722
Chemed Corp.	880	34,742
ChinaCast Education Corp. *	24,609	175,216
Chiquita Brands International, Inc. *	11,747	120,524
Clarient, Inc. *	1,146	4,263
Clinical Data, Inc. *	320	3,526
Coca-Cola Bottling Company Consolidated	110	6,064
Coinstar, Inc. *	1,111	29,664
Conceptus, Inc. *	1,194	20,179
Consolidated Graphics, Inc. *	7,580	132,044
Corinthian Colleges, Inc. *	3,222	54,548
Cornell Corrections, Inc. *	552	8,948
CorVel Corp. *	331	7,537
CoStar Group, Inc. *	737	29,384
Cougar Biotechnology, Inc. *	693	29,771
CRA International, Inc. *	10,056	279,155
Cryolife, Inc. *	33,164	183,729
Cubist Pharmaceuticals, Inc. *	15,321	280,834
Cyberonics, Inc. *	1,075	17,877
Cypress Biosciences, Inc. *	1,490	14,036
Dendreon Corp. *	2,194	54,521
DexCom, Inc. *	1,531	9,477
Diamond Foods, Inc.	644	17,968
Dollar Financial Corp. *	947	13,059
Durect Corp. *	2,902	6,907
DynCorp International, Inc. *	13,939	234,036
Emergency Medical Services Corp., Class A *	5,496	202,363
Emergent Biosolutions, Inc. *	12,533	179,598
Emeritus Corp. *	847	11,189
Enzo Biochem, Inc. *	463	2,051
Enzon Pharmaceuticals, Inc. *	1,772	13,946
Euronet Worldwide, Inc. *	1,781	34,534
EV3, Inc. *	2,498	26,779
Exactech, Inc. *	325	4,712
Exelixis, Inc. *	4,154	20,230
Exlservice Holdings, Inc. *	568	6,367
Exponent, Inc. *	6,740	165,197
Facet Biotech Corp. *	940	8,733
Flowers Foods, Inc.	9,945	217,199
Forrester Research, Inc. *	638	15,663
Fossil, Inc. *	1,834	44,163
FTI Consulting, Inc. *	6,473	328,311
Gaiam, Inc., Class A *	659	3,605
Gartner Group, Inc., Class A *	2,401	36,639
Genomic Health, Inc. *	558	9,670
Genoptix, Inc. *	8,046	257,392
Genpact, Ltd. *	2,954	$34,709
Gentiva Health Services, Inc. *	701	11,538
Geron Corp. *	2,210	16,951
Global Cash Access, Inc. *	1,795	14,288
Grand Canyon Education, Inc. *	3,964	66,516
Green Mountain Coffee Roasters, Inc. *	1,167	68,993
GTx, Inc. *	644	5,944
Haemonetics Corp. *	5,891	335,787
Halozyme Therapeutics, Inc. *	3,340	23,280
Hanger Orthopedic Group, Inc. *	1,212	16,471
Hansen Medical, Inc. *	1,164	5,750
Healthcare Services Group, Inc.	1,480	26,462
Healthsouth Corp. *	3,462	49,991
Healthways, Inc. *	1,324	17,808
Heartland Payment Systems, Inc.	889	8,508
Heckmann Corp. *	21,804	81,765
Heidrick & Struggles International, Inc.	643	11,735
Helen of Troy, Ltd. *	8,452	141,909
Herbalife, Ltd.	1,573	49,612
Hill International, Inc. *	969	4,167
HMS Holdings Corp. *	1,004	40,883
Human Genome Sciences, Inc. *	5,340	15,272
Huron Consulting Group, Inc. *	4,873	225,279
ICF International, Inc. *	351	9,684
ICON PLC, SADR *	12,234	264,010
ICU Medical, Inc. *	5,622	231,345
Idenix Pharmaceuticals, Inc. *	579	2,131
Illumina, Inc. * (a)	31,500	1,226,610
Immucor, Inc. *	2,768	38,088
Immunogen, Inc. *	1,049	9,032
Incyte Corp. *	3,441	11,321
Informatica Corp. *	3,430	58,962
Inspire Pharmaceuticals, Inc. *	1,671	9,291
Insulet Corp. *	710	5,467
Integra LifeSciences Holdings Corp. *	816	21,632
Intermune, Inc. *	1,432	21,766
Internet Brands, Inc., Class A *	886	6,202
IPC The Hospitalist Company *	537	14,332
IRIS International, Inc. *	14,630	172,634
Isis Pharmaceuticals, Inc. *	16,298	268,917
Jarden Corp. *	18,540	347,625
K12, Inc. *	681	14,676
Kendle International, Inc. *	360	4,406
Kenexa Corp. *	797	9,221
Kensey Nash Corp. *	204	5,347
Kforce, Inc. *	18,824	155,674
Korn/Ferry International *	880	9,363
K-V Pharmaceutical Company, Class A *	869	2,789
Lance, Inc.	347	8,026
Landauer, Inc.	128	7,851
Lexicon Genetics, Inc. *	2,099	2,603
LHC Group, Inc. *	6,967	154,737
Life Sciences Research, Inc. *	244	1,749
Ligand Pharmaceuticals, Inc., Class B *	3,994	11,423
Lincoln Educational Services Corp. *	417	8,728
Live Nation, Inc. *	2,651	12,884

The accompanying notes are an integral part of the financial statements.

178

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Luminex Corp. *	8,420	$156,107
M & F Worldwide Corp. *	456	9,120
Magellan Health Services, Inc. *	1,034	33,936
MAKO Surgical Corp. *	442	3,987
Mannkind Corp. *	2,207	18,340
MAP Pharmaceuticals, Inc. *	362	4,424
Martek Biosciences Corp. *	1,304	27,580
Masimo Corp. *	1,907	45,978
Maxygen, Inc. *	1,097	7,372
Medarex, Inc. *	5,049	42,159
Medicines Company *	2,057	17,258
Medicis Pharmaceutical Corp., Class A	2,231	36,410
Medivation, Inc. *	715	16,023
Meridian Bioscience, Inc.	1,589	35,880
Merit Medical Systems, Inc. *	1,049	17,099
Micromet, Inc. *	1,196	5,956
Momenta Pharmaceuticals, Inc. *	762	9,167
Monro Muffler Brake, Inc.	8,773	225,554
Morningstar, Inc. *	736	30,345
Nabi Biopharmaceuticals *	1,328	3,214
National Beverage Corp. *	226	2,407
National Healthcare Corp.	256	9,713
Natus Medical, Inc. *	1,101	12,706
Navigant Consulting Company *	1,928	24,910
NBTY, Inc. *	2,181	61,330
Nektar Therapeutics *	3,637	23,568
Neogen Corp. *	1,962	56,859
Net 1 UEPS Technologies, Inc. *	8,990	122,174
Neurocrine Biosciences, Inc. *	989	3,194
Noven Pharmaceuticals, Inc. *	979	14,000
NPS Pharmaceuticals, Inc. *	1,864	8,686
NutriSystem, Inc.	1,048	15,196
Nuvasive, Inc. *	1,428	63,689
Oculus Innovative Sciences, Inc. * (a)	16,760	56,984
Odyssey Marine Exploration, Inc. *	685	1,096
Omnicare, Inc.	35,000	901,600
Onyx Pharmaceuticals, Inc. *	2,231	63,048
Opko Health, Inc. *	1,531	2,710
OraSure Technologies, Inc. *	1,173	2,897
Orexigen Therapeutics, Inc. *	440	2,257
Orthofix International NV *	606	15,156
Orthovita, Inc. *	2,688	13,843
OSI Pharmaceuticals, Inc. *	2,268	64,026
Osiris Therapeutics, Inc. *	626	8,407
Overstock.com, Inc. *	628	7,511
Pain Therapeutics, Inc. *	1,407	7,556
Palomar Medical Technologies, Inc. *	678	9,939
Par Pharmaceutical Companies, Inc. *	1,357	20,559
Parexel International Corp. *	22,457	322,932
PDL BioPharma, Inc.	3,056	24,142
Peets Coffee & Tea, Inc. *	518	13,054
PetMed Express, Inc. *	13,438	201,973
Pharmasset, Inc. *	828	9,315
PharMerica Corp. *	1,199	23,536
POZEN, Inc. *	937	7,196
Pre-Paid Legal Services, Inc. *	297	12,946
Progenics Pharmaceuticals, Inc. *	1,198	$6,170
PSS World Medical, Inc. *	2,381	44,072
Psychiatric Solutions, Inc. *	4,026	91,551
Questcor Pharmaceuticals, Inc. *	16,446	82,230
Quidel Corp. *	1,152	16,773
Regeneron Pharmaceuticals, Inc. *	2,446	43,832
Resources Connection, Inc. *	1,678	28,811
Revlon, Inc. *	664	3,612
Rigel Pharmaceuticals, Inc. *	939	11,381
Rollins, Inc.	1,786	30,916
RSC Holdings, Inc. *	1,017	6,834
SAIC, Inc. *	17,800	330,190
Salix Pharmaceuticals, Ltd. *	1,891	18,664
Sangamo Biosciences, Inc. * (a)	1,370	6,768
Savient Pharmaceuticals, Inc. *	1,557	21,580
Seattle Genetics, Inc. *	2,691	26,156
Sepracor, Inc. *	4,283	74,182
Sequenom, Inc. *	2,268	8,868
Shutterfly, Inc. *	371	5,175
SIGA Technologies, Inc. *	736	6,212
Sirona Dental Systems, Inc. *	755	15,092
Smart Balance, Inc. *	2,341	15,942
Somanetics Corp. *	474	7,826
SonoSite, Inc. *	671	13,460
Spartan Motors, Inc.	1,222	13,845
Spartan Stores, Inc.	874	10,846
St. Jude Medical, Inc. *	19,600	805,560
Stamps.com, Inc. *	566	4,800
Standard Parking Corp. *	365	5,946
Star Scientific, Inc. *	2,539	2,260
Steiner Leisure, Ltd. *	3,706	113,144
Stereotaxis, Inc. *	1,233	4,784
STERIS Corp.	10,153	264,790
Sucampo Pharmaceuticals, Inc. *	308	1,900
SuccessFactors, Inc. *	1,324	12,154
Sun Healthcare Group, Inc. *	599	5,056
SurModics, Inc. *	583	13,193
Symmetry Medical, Inc. *	1,410	13,141
Synovis Life Technologies, Inc. *	17,691	367,442
Team, Inc. *	9,944	155,822
Tejon Ranch Company *	501	13,271
TeleTech Holdings, Inc. *	1,506	22,816
Tenet Healthcare Corp. *	18,782	52,965
Tetra Tech, Inc. *	2,367	67,815
The Advisory Board Company *	610	15,677
The Cooper Companies, Inc.	37,700	932,321
The Ensign Group, Inc.	7,740	110,140
The Geo Group, Inc. *	2,011	37,364
The Great Atlantic & Pacific Tea Company, Inc. *	1,361	5,784
The Hackett Group, Inc. *	50,350	117,315
Theravance, Inc. *	1,878	27,494
Thoratec Corp. *	2,220	59,452
TNS, Inc. *	640	12,000
TomoTherapy, Inc. *	1,384	3,806
Tootsie Roll Industries, Inc.	564	12,797

The accompanying notes are an integral part of the financial statements.

179

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
TreeHouse Foods, Inc. *	434	$12,486
TrueBlue, Inc. *	21,292	178,853
United Natural Foods, Inc. *	1,603	42,079
United Rentals, Inc. *	744	4,829
United Therapeutics Corp. *	14,286	1,190,452
Universal Technical Institute, Inc. *	839	12,526
US Physical Therapy, Inc. *	12,816	189,036
USANA Health Sciences, Inc. *	243	7,224
Valeant Pharmaceuticals International *	3,046	78,343
VCA Antech, Inc. *	26,030	695,001
Viad Corp.	403	6,940
ViroPharma, Inc. *	1,083	6,422
Virtual Radiologic Corp. *	281	2,537
VistaPrint, Ltd. *	4,925	210,051
Vital Images, Inc. *	548	6,220
Vivus, Inc. *	45,775	278,312
Volcano Corp. *	1,689	23,612
Watson Wyatt Worldwide, Inc., Class A	1,676	62,900
WellCare Health Plans, Inc. *	1,080	19,969
West Pharmaceutical Services, Inc.	1,288	44,887
Winn-Dixie Stores, Inc. *	1,389	17,418
Wright Express Corp. *	1,429	36,397
Wright Medical Group, Inc. *	42,695	694,221
XenoPort, Inc. *	966	22,382
XOMA, Ltd. *	5,522	4,528
Zoll Medical Corp. *	829	16,033
Zymogenetics, Inc. *	1,487	6,840

		24,138,796
Energy - 5.68%
Alon USA Energy, Inc.	368	3,809
Approach Resources, Inc. *	489	3,374
Arena Resources, Inc. *	38,001	1,210,332
Atlas America, Inc.	1,467	26,215
ATP Oil & Gas Corp. *	1,497	10,419
Atwood Oceanics, Inc. *	2,273	56,620
Bill Barrett Corp. *	10,390	285,309
BPZ Energy, Inc. *	2,746	13,428
Brigham Exploration Company *	3,095	10,802
Cal Dive International, Inc. *	2,734	23,594
Cano Petroleum, Inc. *	72,630	68,999
Carbo Ceramics, Inc.	532	18,194
Carrizo Oil & Gas, Inc. *	1,089	18,676
Cheniere Energy, Inc. *	1,895	5,571
Clayton Williams Energy, Inc. *	310	5,850
Clean Energy Fuels Corp. *	889	7,654
Comstock Resources, Inc. *	7,698	254,419
Comverge, Inc. *	648	7,841
Concho Resources, Inc. *	2,499	71,696
Contango Oil & Gas Company *	514	21,840
Core Laboratories N.V.	3,546	309,034
Dawson Geophysical Company *	199	5,940
Delek US Holdings, Inc.	343	2,909
Delta Petroleum Corp. *	3,245	6,263
Dril-Quip, Inc. *	33,028	1,258,367
Endeavour International Corp. *	4,279	5,819
Evergreen Solar, Inc. * (a)	7,548	16,379
EXCO Resources, Inc. *	18,066	$233,413
Foundation Coal Holdings, Inc.	1,139	32,017
Fuelcell Energy, Inc. *	2,444	10,216
Global Industries, Ltd. *	1,984	11,229
GMX Resources, Inc. *	842	8,959
Goodrich Petroleum Corp. *	336	8,262
GT Solar International, Inc. * (a)	1,405	7,475
Gulfport Energy Corp. *	1,090	7,467
Hercules Offshore, Inc. *	37,659	149,506
Holly Corp.	1,080	19,418
Hornbeck Offshore Services, Inc. *	4,891	104,619
International Coal Group, Inc. *	1,794	5,131
Key Energy Services, Inc. *	22,844	131,581
Lufkin Industries, Inc.	205	8,620
Matrix Service Company *	1,028	11,801
McMoran Exploration Company *	3,009	17,934
NATCO Group, Inc. *	796	26,204
Natural Gas Services Group, Inc. *	10,938	145,475
North American Energy Partners, Inc. *	32,510	197,986
Northern Oil And Gas, Inc. *	872	5,555
Oil States International, Inc. *	7,682	185,981
Patriot Coal Corp. *	3,367	21,482
Penn Virginia Corp.	7,960	130,305
Pioneer Drilling Company *	1,967	9,422
Plug Power, Inc. *	2,126	1,935
Precision Drilling Trust *	1,014	4,948
Rex Energy Corp. *	935	5,330
Rosetta Resources, Inc. *	1,018	8,908
RPC, Inc.	1,158	9,669
SEACOR Holdings, Inc. *	262	19,713
St. Mary Land & Exploration Company	2,451	51,152
SulphCo, Inc. *	1,326	1,220
Superior Energy Services, Inc. *	1,983	34,246
Superior Well Services, Inc. *	603	3,588
T-3 Energy Services, Inc. *	246	2,930
Tesco Corp. *	1,254	9,957
TETRA Technologies, Inc. *	1,476	11,749
Unit Corp. *	4,379	120,729
VAALCO Energy, Inc. *	802	3,393
Venoco, Inc. *	912	6,995
W&T Offshore, Inc.	473	4,607
Warren Resources, Inc. *	2,199	5,388
Western Refining, Inc. *	732	5,168
Whiting Petroleum Corp. *	699	24,577
Willbros Group, Inc. *	1,540	19,265

		5,574,878
Financial - 6.72%
Alexander’s, Inc., REIT *	80	21,568
Ambac Financial Group, Inc.	11,300	10,396
AmeriCredit Corp. *	3,367	45,623
Amtrust Financial Services, Inc.	531	6,053
Annaly Capital Management, Inc., REIT	72,400	1,096,136
Ashford Hospitality Trust, Inc., REIT	3,065	8,613
Asset Acceptance Capital Corp. *	391	3,007
Bank of the Ozarks, Inc.	265	5,732
Beneficial Mutual Bancorp, Inc. *	1,295	12,432

The accompanying notes are an integral part of the financial statements.

180

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Cardinal Financial Corp.	1,058	$8,284
Cass Information Systems, Inc.	253	8,283
Citizens, Inc., Class A *	1,616	9,825
Cohen & Steers, Inc.	425	6,354
CompuCredit Holdings Corp. *	664	1,527
Consolidated Tomoka Land Company	75	2,631
Crawford & Company, Class B *	534	2,563
Crawford & Company *	287	1,048
Credit Acceptance Corp. *	422	9,221
Danvers Bancorp, Inc.	632	8,500
Duff & Phelps Corp.	765	13,602
DuPont Fabros Technology, Inc., REIT	908	8,553
E*TRADE Financial Corp. *	41,322	52,892
eHealth, Inc. *	839	14,817
Encore Capital Group, Inc. *	10,846	143,710
Equity Lifestyle Properties, Inc., REIT	1,118	41,567
Evercore Partners, Inc.	259	5,087
Everest Re Group, Ltd.	12,400	887,468
EZCORP, Inc., Class A *	1,430	15,415
FBR Capital Markets Corp. *	1,127	5,297
FCStone Group, Inc. *	522	2,062
Federal National Mortgage Association	42,930	24,899
First Citizens Bancshares, Inc.	1,508	201,544
First Financial Bankshares, Inc.	229	11,532
First Financial Corp.	193	6,095
Forest City Enterprises, Inc., Class A	2,895	19,107
GAMCO Investors, Inc., Class A	131	6,353
Glacier Bancorp, Inc.	1,206	17,813
Great Southern Bancorp, Inc.	171	3,514
Greene County Bancshares, Inc. (a)	11,707	52,447
Greenlight Capital Re, Ltd., Class A *	820	14,194
Hancock Holding Company	468	15,205
Hanmi Financial Corp.	506	885
Hilltop Holdings, Inc. *	622	7,383
Home Bancshares, Inc.	547	10,415
Infinity Property & Casualty Corp.	5,135	187,222
Interactive Brokers Group, Inc. *	1,598	24,817
Investment Technology Group, Inc. *	1,700	34,663
Investors Bancorp, Inc. *	2,046	18,741
IPC Holdings, Ltd.	9,315	254,672
Jones Lang LaSalle, Inc.	568	18,591
KBW, Inc. *	804	23,123
Knight Capital Group, Inc. *	16,378	279,245
Life Partners Holdings, Inc.	292	4,141
MarketAxess Holdings, Inc. *	12,441	118,563
Meridian Interstate Bancorp, Inc. *	407	3,032
MGIC Investment Corp.	1,722	7,577
Navigators Group, Inc. *	564	25,059
NewAlliance Bancshares, Inc.	1,327	15,260
NewStar Financial, Inc. *	401	766
optionsXpress Holdings, Inc.	1,769	27,473
Oritani Financial Corp. *	443	6,074
Park National Corp.	154	8,698
PICO Holdings, Inc. *	775	22,243
Pinnacle Financial Partners, Inc. *	1,188	15,824
Portfolio Recovery Associates, Inc. *	606	23,470
PrivateBancorp, Inc.	1,604	$35,673
Provident Financial Services, Inc.	5,910	53,781
PS Business Parks, Inc., REIT	211	10,221
Radian Group, Inc.	1,117	3,038
Raymond James Financial, Inc. (a)	45,400	781,334
Riskmetrics Group, Inc. *	1,208	21,333
RLI Corp.	719	32,211
Rockville Financial, Inc.	173	1,894
Roma Financial Corp.	153	1,949
S.Y. Bancorp, Inc.	158	3,819
Saul Centers, Inc., REIT	184	5,441
Signature Bank *	1,564	42,416
Sterling Financial Corp. (a)	1,026	2,986
Stifel Financial Corp. *	7,378	354,808
Suffolk Bancorp	377	9,666
SVB Financial Group *	1,295	35,250
Tanger Factory Outlet Centers, Inc., REIT	623	20,204
Taubman Centers, Inc., REIT	2,087	56,057
TD Ameritrade Holding Corp. *	945	16,575
Texas Capital Bancshares, Inc. *	9,233	142,835
Tower Group, Inc.	9,658	239,325
Tradestation Group, Inc. *	475	4,019
UMB Financial Corp.	605	22,996
United Community Banks, Inc. * (a)	10,147	60,782
Universal Insurance Holdings, Inc.	353	1,772
ViewPoint Financial Group	441	6,716
W.R. Berkley Corp.	21,700	465,899
Waddell & Reed Financial, Inc., Class A	6,340	167,186
Westwood Holdings Group, Inc.	226	9,449
World Acceptance Corp. *	572	11,389

		6,589,930
Government - 0.02%
Federal Home Loan Mortgage Corp. *	25,460	15,785
Industrial - 14.63%
A.O. Smith Corp.	24,500	797,965
Aaon, Inc.	507	10,099
AAR Corp. *	989	15,873
Actuant Corp., Class A	2,607	31,805
Acuity Brands, Inc.	1,590	44,599
Advanced Energy Industries, Inc. *	658	5,915
Aerovironment, Inc. *	581	17,930
AMERCO, Inc. *	175	6,501
American Commercial Lines, Inc. *	374	5,790
American Ecology Corp.	684	12,257
American Science & Engineering, Inc.	2,838	196,163
American Superconductor Corp. *	1,618	42,472
Ampco-Pittsburgh Corp.	170	3,987
Applied Industrial Technologies, Inc.	1,495	29,452
AptarGroup, Inc.	4,324	146,021
Argan, Inc. *	238	3,363
Arkansas Best Corp.	8,643	227,743
Astec Industries, Inc. *	749	22,238
Axsys Technologies, Inc. *	377	20,222
AZZ, Inc. *	496	17,067
Badger Meter, Inc.	553	22,673

The accompanying notes are an integral part of the financial statements.

181

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
BE Aerospace, Inc. *	2,454	$35,239
Bel Fuse, Inc., Class A	24	337
Bel Fuse, Inc., Class B	216	3,465
Blount International, Inc. *	557	4,796
Brinks Company	620	17,999
Brink’s Home Security Holdings, Inc. *	1,801	50,986
Builders FirstSource, Inc. *	355	1,477
Bway Holding Company *	431	7,555
Calgon Carbon Corp. *	2,020	28,058
Capstone Turbine Corp. * (a)	157,872	131,034
Celadon Group, Inc. *	28,347	237,831
Ceradyne, Inc. *	338	5,969
Chicago Bridge & Iron Company N.V.	58,000	719,200
China Architectural Engineering, Inc. *	825	1,609
Clarcor, Inc.	2,002	58,438
Clean Harbors, Inc. *	4,940	266,711
Coherent, Inc. *	958	19,811
Comfort Systems USA, Inc.	1,520	15,580
Crown Holdings, Inc. *	73,300	1,769,462
Cubic Corp.	631	22,583
Cymer, Inc. *	14,353	426,715
Daktronics, Inc.	1,359	10,464
Darling International, Inc. *	3,220	21,252
Dionex Corp. *	698	42,599
Drew Industries, Inc. *	281	3,420
Dycom Industries, Inc. *	1,549	17,147
Dynamic Materials Corp.	499	9,621
Eagle Materials, Inc.	1,628	41,091
Electro Scientific Industries, Inc. *	373	4,170
EMCOR Group, Inc. *	1,291	25,975
Ener1, Inc. *	1,779	9,713
Energy Conversion Devices, Inc. *	1,800	25,470
Energy Recovery, Inc. *	1,279	9,055
EnergySolutions, Inc.	25,502	234,618
Enersys *	10,825	196,907
ESCO Technologies, Inc. *	1,030	46,144
Esterline Technologies Corp. *	409	11,072
Excel Maritime Carriers, Ltd. (a)	21,180	142,541
FARO Technologies, Inc. *	622	9,660
FEI Company *	1,468	33,617
Flow International Corp. *	22,502	52,880
Forward Air Corp.	1,139	24,283
Fuel Tech, Inc. *	661	6,412
Fushi Copperweld, Inc. *	385	3,184
Gardner Denver, Inc. *	2,037	51,271
Genco Shipping & Trading, Ltd. (a)	4,687	101,802
GenCorp, Inc. *	1,838	3,511
General Cable Corp. *	10,154	381,587
Genesee & Wyoming, Inc., Class A *	1,484	39,341
GenTek, Inc. *	406	9,066
Gentex Corp.	5,415	62,814
Gorman-Rupp Company	592	11,941
Graco, Inc.	2,343	51,593
GrafTech International, Ltd. *	23,288	263,387
Greatbatch, Inc. *	10,257	231,911
Greif, Inc., Class A	947	41,876
Griffon Corp. *	735	$6,115
GulfMark Offshore, Inc. *	519	14,324
Haynes International, Inc. *	306	7,252
Heartland Express, Inc. (a)	15,170	223,302
HEICO Corp., Class A	561	16,415
HEICO Corp.	229	8,304
Hexcel Corp. *	3,797	36,185
Hub Group, Inc., Class A *	12,360	255,110
ICx Technologies, Inc. *	470	2,820
IDEX Corp.	3,251	79,877
II-VI, Inc. *	8,245	182,792
Integrated Electrical Services, Inc. *	10,544	82,349
Intermec, Inc. *	1,930	24,897
iRobot Corp. *	735	9,540
Itron, Inc. *	1,555	85,634
John Bean Technologies Corp.	1,084	13,572
Kaman Corp., Class A	351	5,862
Kansas City Southern * (a)	15,790	254,377
Kirby Corp. *	1,996	63,453
Knight Transportation, Inc.	2,480	41,044
K-Tron International, Inc. *	98	7,809
L.B. Foster Company *	403	12,118
Landstar Systems, Inc.	2,034	73,041
Lindsay Corp.	459	15,193
LSB Industries, Inc. *	628	10,155
Marten Transport, Ltd. *	6,144	127,549
Matthews International Corp., Class A	1,214	37,780
McDermott International, Inc. *	51,600	1,047,996
Michael Baker Corp. *	313	13,259
Middleby Corp. *	655	28,768
Mine Safety Appliances Company	1,337	32,222
Mueller Industries, Inc.	731	15,205
Multi-Fineline Electronix, Inc. *	394	8,432
MYR Group, Inc. *	737	14,902
National Instruments Corp.	2,337	52,723
Nordson Corp.	1,189	45,967
Northwest Pipe Company *	126	4,380
NVE Corp. *	4,301	209,029
Old Dominion Freight Lines, Inc. *	1,100	36,927
Orbital Sciences Corp., Class A *	2,314	35,103
Orion Energy Systems, Inc. *	579	2,171
Orion Marine Group, Inc. *	848	16,112
OSI Systems, Inc. *	612	12,760
OYO Geospace Corp. *	187	4,798
Pall Corp.	26,000	690,560
Patriot Transportation Holding, Inc. *	66	4,813
Plexus Corp. *	6,719	137,471
Polypore International, Inc. *	960	10,675
Powell Industries, Inc. *	337	12,493
Power-One, Inc. *	2,591	3,861
Raser Technologies, Inc. *	1,640	4,592
Raven Industries, Inc.	638	16,333
Robbins & Myers, Inc.	1,096	21,098
Rofin-Sinar Technologies, Inc. *	1,137	22,751
Rogers Corp. *	248	5,017
Saia, Inc. *	532	9,581

The accompanying notes are an integral part of the financial statements.

182

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Silgan Holdings, Inc.	3,963	$194,306
Simpson Manufacturing Company, Inc.	9,171	198,277
Smith & Wesson Holding Corp. *	1,866	10,599
Stanley, Inc. *	6,652	218,718
Sterling Construction Company, Inc. *	320	4,883
Sturm Ruger & Company, Inc.	749	9,318
Sun Hydraulics, Inc.	172	2,781
Taser International, Inc. *	2,306	10,515
Teledyne Technologies, Inc. *	6,224	203,836
Texas Industries, Inc.	925	29,008
TransDigm Group, Inc. *	1,517	54,915
Triumph Group, Inc.	228	9,120
Universal Display Corp. *	1,277	12,489
USG Corp. *	1,366	13,756
UTI Worldwide, Inc. *	3,732	42,545
Valence Technology, Inc. *	2,415	4,323
Valmont Industries, Inc.	722	52,042
Varian, Inc. *	1,141	44,990
Vicor Corp.	765	5,523
VSE Corp.	3,647	95,406
Wabtec Corp.	1,812	58,292
Waste Connections, Inc. *	38,032	985,409
Waste Services, Inc. *	1,178	6,102
Woodward Governor Company	2,401	47,540
Worthington Industries, Inc.	1,241	15,872
YRC Worldwide, Inc. *	1,166	2,017
Zebra Technologies Corp., Class A *	2,394	56,642

		14,342,477
Investment Companies - 0.00%
Teton Advisors, Inc. (e)	2	0
Technology - 10.70%
3D Systems Corp. *	374	2,697
3PAR, Inc. *	1,076	13,342
ACI Worldwide, Inc. *	14,792	206,496
Actel Corp. *	355	3,809
Actuate Corp. *	12,980	62,044
Advanced Analogic Technologies, Inc. *	27,644	126,886
Advent Software, Inc. *	689	22,592
Allscripts Healthcare Solution, Inc. *	2,587	41,030
American Reprographics Company *	1,438	11,964
Amkor Technology, Inc. *	4,681	22,141
Anadigics, Inc. *	52,904	221,668
ANSYS, Inc. *	10,537	328,333
Applied Micro Circuits Corp. *	2,575	20,935
ArcSight, Inc. *	619	11,000
Aspen Technology, Inc. *	22,844	194,859
Atmel Corp. *	16,742	62,448
ATMI, Inc. *	29,102	451,954
Blackbaud, Inc.	1,703	26,482
Blackboard, Inc. *	1,172	33,824
BluePhoenix Solutions, Ltd. *	43,453	106,460
Brocade Communications Systems, Inc. *	15,224	119,052
Brooks Automation, Inc. *	1,629	7,298
Cabot Microelectronics Corp. *	598	16,917
CACI International, Inc., Class A *	6,855	292,777
Cavium Networks, Inc. *	13,009	$218,681
Cirrus Logic, Inc. *	2,438	10,971
Cogent, Inc. *	23,788	255,245
Cogo Group, Inc. *	635	3,791
Commvault Systems, Inc. *	47,450	786,721
Compellent Technologies, Inc. * (a)	11,398	173,820
Compuware Corp. *	3,396	23,297
Concur Technologies, Inc. *	1,620	50,350
Conexant Systems, Inc. *	1,958	2,859
CSG Systems International, Inc. *	1,366	18,086
Cypress Semiconductor Corp. *	5,429	49,947
Data Domain, Inc. *	1,413	47,124
Deltek, Inc. *	621	2,695
DemandTec, Inc. *	985	8,668
Diebold, Inc.	7,530	198,491
Digi International, Inc. *	937	9,136
Diodes, Inc. *	1,303	20,379
DivX, Inc. *	1,079	5,924
Double-Take Software, Inc. *	649	5,614
Ebix, Inc. *	7,397	231,674
Echelon Corp. *	776	6,580
Eclipsys Corp. *	2,209	39,276
Emcore Corp. *	1,901	2,395
Entegris, Inc. *	2,214	6,022
Epicor Software Corp. *	2,003	10,616
EPIQ Systems, Inc. *	21,663	332,527
Fairchild Semiconductor International, Inc. *	1,705	11,918
Falconstor Software, Inc. *	25,562	121,420
FormFactor, Inc. *	1,930	33,273
Furmanite Corp. *	1,365	6,088
Hittite Microwave Corp. *	779	27,070
Innerworkings, Inc. *	1,146	5,444
Interactive Intelligence, Inc. *	503	6,167
International Rectifier Corp. *	1,848	27,369
IPG Photonics Corp. *	883	9,687
Isilon Systems, Inc. *	880	3,731
IXYS Corp. *	904	9,148
Jack Henry & Associates, Inc.	3,148	65,321
Kopin Corp. *	2,667	9,788
Kulicke & Soffa Industries, Inc. *	1,483	5,087
Lattice Semiconductor Corp. *	1,590	2,989
Limelight Networks, Inc. *	960	4,224
Manhattan Associates, Inc. *	927	16,890
ManTech International Corp. *	6,126	263,663
Maxwell Technologies, Inc. *	892	12,336
MedAssets, Inc. *	1,061	20,636
Micrel, Inc.	630	4,612
MICROS Systems, Inc. *	3,162	80,062
Microsemi Corp. *	3,190	44,022
MicroStrategy, Inc., Class A *	359	18,029
MKS Instruments, Inc. *	918	12,108
Monolithic Power Systems, Inc. *	12,015	269,256
Monotype Imaging Holdings, Inc. *	441	3,003
MSCI, Inc. *	3,938	96,245
MTS Systems Corp.	298	6,154
NCI, Inc. *	258	7,848

The accompanying notes are an integral part of the financial statements.

183

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Netezza Corp. *	1,522	$12,663
NETGEAR, Inc. *	902	12,998
Netlogic Microsystems, Inc. *	5,670	206,728
Netscout Systems, Inc. *	1,106	10,374
NetSuite, Inc. *	598	7,062
O2Micro International, Ltd., ADR *	50,567	252,835
Omnicell, Inc. *	1,171	12,588
Omniture, Inc. *	2,691	33,799
OmniVision Technologies, Inc. *	1,279	13,289
ON Semiconductor Corp. *	15,354	105,328
Open Text Corp. *	481	17,518
OpenTV Corp., Class A *	3,439	4,539
Opnet Technologies, Inc.	528	4,836
Palm, Inc. * (a)	4,487	74,350
Parametric Technology Corp. *	4,547	53,154
Pegasystems, Inc.	4,558	120,240
Pericom Semiconductor Corp. *	993	8,361
Perot Systems Corp., Class A *	3,525	50,513
Phase Forward, Inc. *	15,637	236,275
PMC-Sierra, Inc. *	46,303	368,572
Progress Software Corp. *	785	16,618
PROS Holdings, Inc. *	708	5,749
QLogic Corp. *	3,100	39,308
Quality Systems, Inc.	725	41,296
Quest Software, Inc. *	2,607	36,342
Radiant Systems, Inc. *	21,262	176,475
Rambus, Inc. *	1,950	30,206
Renaissance Learning, Inc.	172	1,584
Riverbed Technology, Inc. *	2,176	50,461
Rubicon Technology, Inc. *	502	7,169
Rudolph Technologies, Inc. *	745	4,112
Semtech Corp. *	2,377	37,818
Sigma Designs, Inc. *	1,038	16,650
Silicon Graphics International Corp. *	1,176	5,339
Silicon Laboratories, Inc. *	1,673	63,474
Silicon Motion Technology Corp., ADR * (a)	42,764	156,089
Silicon Storage Technology, Inc. *	1,118	2,091
Smith Micro Software, Inc. *	18,601	182,662
Solera Holdings, Inc. *	14,487	367,970
SPSS, Inc. *	717	23,926
SRA International, Inc., Class A *	1,666	29,255
Standard Microsystems Corp. *	302	6,176
STEC, Inc. *	1,085	25,161
Stratasys, Inc. *	756	8,308
Super Micro Computer, Inc. *	1,023	7,836
Supertex, Inc. *	430	10,797
Sybase, Inc. *	7,376	231,164
Sykes Enterprises, Inc. *	1,380	24,964
Synaptics, Inc. * (a)	6,629	256,211
Synchronoss Technologies, Inc. *	790	9,693
Syntel, Inc.	980	30,811
Taleo Corp. *	1,008	18,416
Teradyne, Inc. *	4,329	29,697
Tessera Technologies, Inc. *	1,907	48,228
Thomas & Betts Corp. *	2,097	60,519
Trident Microsystems, Inc. *	2,474	4,305
Triquint Semiconductor, Inc. *	5,736	$30,458
Tyler Technologies, Inc. *	15,934	248,889
Ultimate Software Group, Inc. * (a)	5,673	137,514
Ultratech, Inc. *	882	10,857
Unisys Corp. *	14,252	21,521
Varian Semiconductor Equipment Associates, Inc. *	2,873	68,923
VeriFone Holdings, Inc. *	2,990	22,455
Verigy, Ltd. *	2,326	28,307
Volterra Semiconductor Corp. *	889	11,681
Wind River Systems, Inc. *	2,700	30,942
Zoran Corp. *	7,073	77,096

		10,493,030
Utilities - 0.38%
Avista Corp.	12,890	229,571
Consolidated Water Company, Ltd.	543	8,607
EnerNOC, Inc. *	558	12,092
ITC Holdings Corp.	1,956	88,724
Ormat Technologies, Inc.	803	32,369
Pike Electric Corp. *	361	4,350

		375,713

TOTAL COMMON STOCKS (Cost $83,346,121)		$95,228,436

SHORT TERM INVESTMENTS - 4.34%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$424,605	$4,250,637

TOTAL SHORT TERM INVESTMENTS (Cost $4,248,450)		$4,250,637

REPURCHASE AGREEMENTS - 2.55%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $2,501,001 on 07/01/2009, collateralized by $215,000 U.S. Treasury Bills, 0.00% due 12/24/2009 (valued at $214,635, including interest) and $2,220,000 Federal National Mortgage Association, 5.25% due 08/01/2012 (valued at $2,347,650, including interest)	$2,501,000	$2,501,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,501,000)		$2,501,000

Total Investments (Smaller Company Growth Trust) (Cost $90,095,571) - 104.01%		$101,980,073
Other assets and liabilities, net - (4.01)%		(3,929,124)

TOTAL NET ASSETS - 100.00%		$98,050,949

The accompanying notes are an integral part of the financial statements.

184

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.30%
Basic Materials - 1.76%
Biogen Idec, Inc. *	16,700	$754,005
Dow Chemical Company	27,600	445,464
Eli Lilly & Company	311,100	10,776,504
Freeport-McMoRan Copper & Gold, Inc., Class B	1,700	85,187
Nucor Corp.	9,200	408,756
Reliance Steel & Aluminum Company	2,700	103,653
Steel Dynamics, Inc.	9,900	145,827
The Sherwin-Williams Company	16,100	865,375

		13,584,771
Communications - 11.23%
Amazon.com, Inc. *	15,400	1,288,364
AT&T, Inc.	276,805	6,875,836
Cablevision Systems Corp., Class A	7,200	139,752
CenturyTel, Inc.	9,000	276,300
Cisco Systems, Inc. *	1,141,000	21,268,240
Comcast Corp., Class A	147,700	2,140,173
DigitalGlobe, Inc. *	6,219	119,405
DIRECTV Group, Inc. * (a)	19,800	489,258
eBay, Inc. *	152,400	2,610,612
Equinix, Inc. *	1,000	72,740
Frontier Communications Corp.	6,000	42,840
Google, Inc., Class A *	31,460	13,263,222
McAfee, Inc. *	12,200	514,718
McGraw-Hill Companies, Inc.	6,400	192,704
MetroPCS Communications, Inc. *	7,600	101,156
Motorola, Inc.	27,800	184,314
NII Holdings, Inc. *	4,300	82,001
QUALCOMM, Inc.	608,800	27,517,760
Symantec Corp. *	42,200	656,632
Time Warner Cable, Inc. *	8,205	259,852
Time Warner, Inc.	8,833	222,503
Verizon Communications, Inc.	260,600	8,008,238

		86,326,620
Consumer, Cyclical - 11.02%
Abercrombie & Fitch Company, Class A (a)	9,600	243,744
Advance Auto Parts, Inc.	7,600	315,324
American Eagle Outfitters, Inc.	10,900	154,453
AutoNation, Inc. * (a)	4,400	76,340
AutoZone, Inc. *	8,760	1,323,724
Bed Bath & Beyond, Inc. *	42,000	1,291,500
Best Buy Company, Inc.	18,800	629,612
Coach, Inc.	89,200	2,397,696
Copart, Inc. *	5,100	176,817
Darden Restaurants, Inc.	2,000	65,960
Dollar Tree, Inc. *	12,400	522,040
Family Dollar Stores, Inc.	17,300	489,590
Fastenal Company (a)	25,700	852,469
Genuine Parts Company	4,100	137,596
Harley-Davidson, Inc.	15,500	251,255
Hasbro, Inc.	9,100	220,584
Home Depot, Inc.	327,500	7,738,825
J.C. Penney Company, Inc.	2,700	77,517
Johnson Controls, Inc.	18,600	403,992
Kohl’s Corp. *	32,700	1,397,925
Limited Brands, Inc.	16,900	$202,293
Lowe’s Companies, Inc.	136,100	2,641,701
McDonald’s Corp.	98,600	5,668,514
NIKE, Inc., Class B	2,700	139,806
NVR, Inc. *	227	114,042
O’Reilly Automotive, Inc. *	7,800	297,024
Penn National Gaming, Inc. *	2,100	61,131
PetSmart, Inc.	15,500	332,630
Polo Ralph Lauren Corp., Class A	5,100	273,054
Pulte Homes, Inc.	8,500	75,055
Ross Stores, Inc.	15,200	586,720
Sears Holdings Corp. * (a)	2,400	159,648
Southwest Airlines Company	21,300	143,349
Staples, Inc.	36,500	736,205
Starbucks Corp. *	20,300	281,967
Target Corp.	34,500	1,361,715
The Gap, Inc.	4,000	65,600
Toll Brothers, Inc. *	3,400	57,698
Urban Outfitters, Inc. *	15,300	319,311
Walgreen Company	348,700	10,251,780
Wal-Mart Stores, Inc.	867,200	42,007,168
Yum! Brands, Inc.	5,400	180,036

		84,723,410
Consumer, Non-cyclical - 42.22%
Abbott Laboratories	286,600	13,481,664
Allergan, Inc.	5,800	275,964
Alliance Data Systems Corp. * (a)	5,000	205,950
Altria Group, Inc.	449,100	7,360,749
AmerisourceBergen Corp.	56,000	993,440
Amgen, Inc. *	446,300	23,627,122
Apollo Group, Inc., Class A *	65,300	4,644,136
Archer-Daniels-Midland Company	5,500	147,235
Avon Products, Inc.	42,600	1,098,228
Baxter International, Inc.	12,300	651,408
Boston Scientific Corp. *	15,700	159,198
Bristol-Myers Squibb Company	253,800	5,154,678
C.R. Bard, Inc.	3,300	245,685
Campbell Soup Company	29,500	867,890
Cardinal Health, Inc.	30,100	919,555
Career Education Corp. *	2,900	72,181
Celgene Corp. *	11,400	545,376
Cephalon, Inc. * (a)	4,200	237,930
Church & Dwight, Inc.	2,200	119,482
Clorox Company	21,700	1,211,511
Coca-Cola Enterprises, Inc.	4,300	71,595
Colgate-Palmolive Company	137,600	9,733,824
Constellation Brands, Inc., Class A *	5,500	69,740
Covance, Inc. *	3,100	152,520
Coventry Health Care, Inc. *	28,300	529,493
DaVita, Inc. *	4,200	207,732
Dean Foods Company *	6,100	117,059
Dendreon Corp. * (a)	3,200	79,520
Dun & Bradstreet Corp.	1,700	138,057
Edwards Lifesciences Corp. *	2,800	190,484
Endo Pharmaceutical Holdings, Inc. *	4,900	87,808
Estee Lauder Companies, Inc., Class A	22,100	722,007

The accompanying notes are an integral part of the financial statements.

185

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Express Scripts, Inc. *	19,500	$1,340,625
Forest Laboratories, Inc. *	117,900	2,960,469
General Mills, Inc.	59,000	3,305,180
Gen-Probe, Inc. *	1,600	68,768
Genzyme Corp. *	6,400	356,288
Gilead Sciences, Inc. *	64,000	2,997,760
Global Payments, Inc.	17,400	651,804
H & R Block, Inc.	24,900	429,027
H.J. Heinz Company	19,800	706,860
Hansen Natural Corp. *	3,800	117,116
Hershey Company	26,900	968,400
ITT Educational Services, Inc. *	18,000	1,811,880
J.M. Smucker Company	3,700	180,042
Johnson & Johnson	654,000	37,147,200
Kellogg Company	36,300	1,690,491
Kimberly-Clark Corp.	79,400	4,162,942
King Pharmaceuticals, Inc. *	11,300	108,819
Kraft Foods, Inc., Class A	52,776	1,337,344
Lorillard, Inc.	4,400	298,188
Manpower, Inc.	3,100	131,254
McCormick & Company, Inc.	4,000	130,120
McKesson Corp.	38,800	1,707,200
Medco Health Solutions, Inc. *	6,500	296,465
Medtronic, Inc.	178,700	6,234,843
Merck & Company, Inc.	377,300	10,549,308
Moody’s Corp.	13,000	342,550
Mylan, Inc. * (a)	13,500	176,175
Myriad Genetics, Inc. *	8,500	303,025
Myriad Pharmaceuticals, Inc. *	2,125	9,881
Netflix, Inc. *	3,200	132,288
Omnicare, Inc.	11,900	306,544
Pepsi Bottling Group, Inc.	2,200	74,448
PepsiCo, Inc.	377,300	20,736,408
Pfizer, Inc.	2,853,000	42,795,000
Philip Morris International, Inc.	418,000	18,233,160
Procter & Gamble Company	343,700	17,563,070
Quest Diagnostics, Inc.	11,300	637,659
Ralcorp Holdings, Inc. *	2,100	127,932
ResMed, Inc. *	2,000	81,460
Schering-Plough Corp.	59,000	1,482,080
Strayer Education, Inc.	840	183,213
Stryker Corp.	10,300	409,322
SUPERVALU, Inc.	10,779	139,588
Sysco Corp.	10,200	229,296
The Coca-Cola Company	588,800	28,256,512
The Kroger Company	33,700	743,085
The Scotts Company, Class A	3,600	126,180
Tyson Foods, Inc., Class A	15,300	192,933
UnitedHealth Group, Inc.	621,500	15,525,070
Vertex Pharmaceuticals, Inc. *	11,100	395,604
Visa, Inc.	3,400	211,684
Watson Pharmaceuticals, Inc. *	4,700	158,343
WellPoint, Inc. *	121,900	6,203,491
Western Union Company	27,000	442,800
Whole Foods Market, Inc. (a)	9,700	184,106
Wyeth	252,700	11,470,053
Zimmer Holdings, Inc. *	69,500	$2,960,700

		324,641,274
Energy - 11.08%
Anadarko Petroleum Corp.	5,200	236,028
Apache Corp.	5,240	378,066
Baker Hughes, Inc.	4,500	163,980
BJ Services Company	15,800	215,354
Cabot Oil & Gas Corp.	7,600	232,864
Chevron Corp.	441,600	29,256,000
Cimarex Energy Company	9,400	266,396
CMS Energy Corp.	6,200	74,896
ConocoPhillips Company	127,700	5,371,062
ENSCO International, Inc.	9,200	320,804
Exxon Mobil Corp.	627,700	43,882,507
Frontier Oil Corp.	3,600	47,196
Helmerich & Payne, Inc.	11,200	345,744
Nabors Industries, Ltd. *	25,600	398,848
Noble Energy, Inc.	4,700	277,159
Occidental Petroleum Corp.	18,400	1,210,904
Patterson-UTI Energy, Inc.	14,800	190,328
Pioneer Natural Resources Company	9,800	249,900
Plains Exploration & Production Company *	7,500	205,200
Southwestern Energy Company *	13,000	505,050
Spectra Energy Corp.	13,500	228,420
Sunoco, Inc.	8,300	192,560
Valero Energy Corp.	43,400	733,026
XTO Energy, Inc.	5,425	206,910

		85,189,202
Financial - 2.56%
AFLAC, Inc.	9,800	304,682
Allstate Corp.	51,800	1,263,920
Aon Corp.	2,300	87,101
Arthur J. Gallagher & Company	6,800	145,112
Assurant, Inc.	7,400	178,266
BB&T Corp.	40,600	892,388
Brown & Brown, Inc.	9,600	191,328
Capital One Financial Corp.	4,100	89,708
Chubb Corp.	37,500	1,495,500
Citigroup, Inc. (a)	90,600	269,082
City National Corp. (a)	3,100	114,173
CME Group, Inc.	540	167,999
CNA Financial Corp.	3,800	58,786
Comerica, Inc.	8,200	173,430
Cullen Frost Bankers, Inc.	1,500	69,180
Fidelity National Financial, Inc., Class A	9,700	131,241
Fidelity National Information Services, Inc.	3,700	73,852
First American Corp.	2,700	69,957
First Horizon National Corp. *	6,297	75,564
Hartford Financial Services Group, Inc.	11,900	141,253
HCC Insurance Holdings, Inc.	8,700	208,887
Hudson City Bancorp, Inc.	30,200	401,358
IntercontinentalExchange, Inc. *	700	79,968
JPMorgan Chase & Company	12,700	433,197
Markel Corp. *	720	202,824
Marsh & McLennan Companies, Inc.	45,600	917,928

The accompanying notes are an integral part of the financial statements.

186

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
MetLife, Inc.	18,500	$555,185
Morgan Stanley	18,600	530,286
Old Republic International Corp.	14,325	141,101
People’s United Financial, Inc.	12,900	194,016
PNC Financial Services Group, Inc.	4,700	182,407
Progressive Corp. *	29,700	448,767
Prudential Financial, Inc.	4,500	167,490
SEI Investments Company	16,500	297,660
T. Rowe Price Group, Inc.	4,900	204,183
The Goldman Sachs Group, Inc.	8,470	1,248,817
The Travelers Companies, Inc.	73,900	3,032,856
Torchmark Corp.	7,400	274,096
Transatlantic Holdings, Inc.	1,500	64,995
U.S. Bancorp	22,000	394,240
Unum Group	16,400	260,104
W.R. Berkley Corp.	12,700	272,669
Wells Fargo & Company	131,700	3,195,042

		19,700,598
Industrial - 3.03%
3M Company	94,500	5,679,450
Amphenol Corp., Class A	3,300	104,412
Arrow Electronics, Inc. *	5,700	121,068
Avnet, Inc. *	7,100	149,313
Burlington Northern Santa Fe Corp.	15,770	1,159,726
C.H. Robinson Worldwide, Inc.	19,200	1,001,280
CSX Corp.	19,700	682,211
Danaher Corp.	4,600	284,004
Energizer Holdings, Inc. *	5,700	297,768
FedEx Corp.	3,700	205,794
FLIR Systems, Inc. *	3,600	81,216
General Dynamics Corp.	50,200	2,780,578
General Electric Company	95,200	1,115,744
J.B. Hunt Transport Services, Inc.	3,800	116,014
Kansas City Southern *	4,900	78,939
Leggett & Platt, Inc.	13,600	207,128
Martin Marietta Materials, Inc.	900	70,992
Masco Corp.	9,300	89,094
Norfolk Southern Corp.	26,000	979,420
Pactiv Corp. *	11,600	251,720
Parker-Hannifin Corp.	8,600	369,456
Rockwell Collins, Inc.	1,800	75,114
Textron, Inc.	13,000	125,580
Tyco International, Ltd. *	15,575	404,638
Union Pacific Corp.	22,000	1,145,320
United Parcel Service, Inc., Class B	40,600	2,029,594
United Technologies Corp.	56,000	2,909,760
URS Corp. *	3,100	153,512
Vulcan Materials Company (a)	3,800	163,780
W.W. Grainger, Inc.	1,300	106,444
Waste Management, Inc.	14,100	397,056

		23,336,125
Technology - 13.07%
Adobe Systems, Inc. *	2,900	82,070
Affiliated Computer Services, Inc., Class A *	5,500	244,310
Altera Corp.	16,400	266,992
Apple, Inc. *	3,930	$559,750
Automatic Data Processing, Inc.	14,700	520,968
BMC Software, Inc. *	6,700	226,393
Broadcom Corp., Class A *	13,400	332,186
Cerner Corp. * (a)	2,600	161,954
Citrix Systems, Inc. *	10,800	344,412
Cognizant Technology Solutions Corp., Class A *	6,100	162,870
Computer Sciences Corp. *	1,700	75,310
Cree, Inc. *	2,300	67,597
Dell, Inc. *	125,100	1,717,623
EMC Corp. *	32,600	427,060
FactSet Research Systems, Inc. (a)	1,300	64,831
Fiserv, Inc. *	6,600	301,620
Hewlett-Packard Company	34,500	1,333,425
International Business Machines Corp.	101,630	10,612,205
Intuit, Inc. *	6,900	194,304
L-3 Communications Holdings, Inc.	6,400	444,032
Linear Technology Corp. (a)	7,700	179,795
Microsoft Corp.	1,843,200	43,812,864
National Semiconductor Corp.	8,600	107,930
NetApp, Inc. *	15,000	295,800
NVIDIA Corp. *	6,800	76,772
Oracle Corp.	1,720,200	36,846,684
Red Hat, Inc. *	6,900	138,897
SanDisk Corp. *	6,700	98,423
VMware, Inc. Class A *	2,700	73,629
Western Digital Corp. *	12,800	339,200
Xilinx, Inc.	18,200	372,372

		100,482,278
Utilities - 0.33%
Aqua America, Inc.	8,200	146,780
Consolidated Edison, Inc.	15,700	587,494
PG&E Corp.	26,000	999,440
Pinnacle West Capital Corp.	2,600	78,390
Progress Energy, Inc.	3,400	128,622
Southern Company	15,400	479,864
Teco Energy, Inc.	8,100	96,633

		2,517,223

TOTAL COMMON STOCKS (Cost $787,634,374)		$740,501,501

SHORT TERM INVESTMENTS - 0.39%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$296,194	$2,965,140

TOTAL SHORT TERM INVESTMENTS (Cost $2,963,201)		$2,965,140

The accompanying notes are an integral part of the financial statements.

187

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 3.36%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at
0.01% to be repurchased at
$25,802,007 on 07/01/2009,
collateralized by $25,645,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at
$26,318,181, including interest)	$25,802,000	$25,802,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,802,000)		$25,802,000

Total Investments (U.S. Multi Sector Trust) (Cost $816,399,575) - 100.05%		$769,268,641
Other assets and liabilities, net - (0.05)%		(356,043)

TOTAL NET ASSETS - 100.00%		$768,912,598

Utilities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 91.63%
Communications - 29.23%
America Movil SAB de CV, Series L, ADR	51,580	$1,997,178
American Tower Corp., Class A *	9,400	296,382
AT&T, Inc.	135,010	3,353,648
Cellcom Israel, Ltd.	151,830	4,034,123
Comcast Corp., Class A	178,400	2,515,440
Crown Castle International Corp. *	14,400	345,888
DIRECTV Group, Inc. * (a)	21,700	536,207
Frontier Communications Corp.	65,600	468,384
Global Village Telecom Holding SA *	8,200	136,423
Koninklijke KPN NV	173,090	2,384,453
MetroPCS Communications, Inc. *	97,400	1,296,394
Mobile Telesystems, SADR	34,210	1,263,375
MTN Group, Ltd.	82,860	1,273,163
NII Holdings, Inc. *	54,770	1,044,464
Partner Communications Company, Ltd., ADR (a)	11,800	201,662
Philippine Long Distance Telephone Company, SADR	11,300	561,836
Philippine Long Distance Telephone Company	5,850	291,049
Rogers Communications, Inc., Class B	121,550	3,124,571
Sprint Nextel Corp. *	14,700	70,707
Telefonica SA	131,670	2,985,615
Time Warner Cable, Inc. *	64,400	2,039,548
Verizon Communications, Inc.	20,600	633,038
Vimpel-Communications, SADR *	40,400	475,508
Virgin Media, Inc.	301,900	2,822,765
Vivo Participacoes SA	74,375	1,408,662
Vodafone Group PLC	1,586,360	3,066,391
Windstream Corp.	264,088	2,207,776

		40,834,650
Energy - 16.00%
CMS Energy Corp. (a)	354,600	4,283,568
Covanta Holding Corp. *	16,500	279,840
El Paso Corp.	265,680	2,452,227
Entergy Corp.	17,700	$1,372,104
EQT Corp.	145,460	5,078,009
Questar Corp.	134,951	4,191,578
Spectra Energy Corp.	101,450	1,716,534
Transocean, Ltd. *	1,700	126,293
Williams Companies, Inc.	139,451	2,176,830
XTO Energy, Inc.	17,430	664,780

		22,341,763
Utilities - 46.40%
AES Corp. *	527,850	6,128,338
Allegheny Energy, Inc.	133,730	3,430,174
American Electric Power Company, Inc.	111,750	3,228,457
CenterPoint Energy, Inc.	24,800	274,784
CEZ AS (a)	73,981	3,359,758
Constellation Energy Group, Inc.	72,771	1,934,253
Dominion Resources, Inc.	25,200	842,184
DPL, Inc.	99,630	2,308,427
Dynegy, Inc., Class A *	340,000	771,800
E.ON AG	139,317	4,944,966
Edison International	17,130	538,910
Enagas	63,591	1,251,696
FirstEnergy Corp.	29,500	1,143,125
Fortum Corp. Oyj	13,900	317,054
FPL Group, Inc.	24,100	1,370,326
GDF Suez (a)	48,492	1,811,551
Great Plains Energy, Inc.	12,300	191,265
Iberdrola SA	43,628	354,813
NiSource, Inc.	83,900	978,274
Northeast Utilities	86,370	1,926,915
NRG Energy, Inc. *	262,652	6,818,446
OGE Energy Corp.	17,400	492,768
ONEOK, Inc.	14,300	421,707
Pepco Holdings, Inc.	10,600	142,464
PPL Corp.	147,000	4,845,120
Progress Energy, Inc.	51,190	1,936,518
Public Service Enterprise Group, Inc.	112,190	3,660,760
Red Electrica De Espana	62,480	2,826,840
RWE AG	8,500	671,028
Sempra Energy	78,060	3,874,118
Westar Energy, Inc.	50,400	946,008
Wisconsin Energy Corp.	26,400	1,074,744

		64,817,591

TOTAL COMMON STOCKS (Cost $150,029,595)		$127,994,004

PREFERRED STOCKS - 4.23%
Energy - 0.84%
El Paso Corp., 4.99% (a)	1,510	1,170,250
Utilities - 3.39%
AES Tiete SA (i)	169,736	1,767,091
Eletropaulo Metropolitana de Sao Paulo SA (i)	155,100	2,748,978
Great Plains Energy, Inc., 12.00%	3,910	224,825

		4,740,894

TOTAL PREFERRED STOCKS (Cost $5,378,582)		$5,911,144

The accompanying notes are an integral part of the financial statements.

188

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS - 2.13%
Communications - 0.35%
CSC Holdings, Inc. 8.625% due 02/15/2019 (g)	$275,000	$267,438
Virgin Media Finance PLC, Series 1 9.50% due 08/15/2016	230,000	226,550

		493,988
Energy - 1.21%
Chesapeake Energy Corp. 9.50% due 02/15/2015	615,000	619,612
Covanta Holding Corp. 3.25% due 06/01/2014 (g)	1,004,130	1,077,733

		1,697,345
Utilities - 0.57%
AES Corp. 9.75% due 04/15/2016 (g)	781,000	790,762

TOTAL CORPORATE BONDS (Cost $2,822,754)		$2,982,095

CONVERTIBLE BONDS - 1.16%
Communications - 1.16%
NII Holdings, Inc. 3.125% due 06/15/2012	265,000	203,719
Virgin Media, Inc. 6.50% due 11/15/2016 (g)	1,834,000	1,421,350

		1,625,069

TOTAL CONVERTIBLE BONDS (Cost $1,183,477)		$1,625,069

SHORT TERM INVESTMENTS - 4.10%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$571,634	$5,722,517

TOTAL SHORT TERM INVESTMENTS (Cost $5,721,447)		$5,722,517

REPURCHASE AGREEMENTS - 0.57%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $794,000 on 07/01/2009, collateralized by $765,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $813,769, including interest)	$794,000	$794,000

TOTAL REPURCHASE AGREEMENTS
(Cost $794,000)		$794,000

Total Investments (Utilities Trust) (Cost $165,929,855) - 103.82%		$145,028,829
Other assets and liabilities, net - (3.82)%		(5,339,359)

TOTAL NET ASSETS - 100.00%		$139,689,470

Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.16%
Basic Materials - 3.92%
Valspar Corp.	321,140	$7,235,284
Consumer, Cyclical - 8.94%
Autoliv, Inc.	249,500	7,178,115
Harley-Davidson, Inc. (a)	254,168	4,120,063
Newell Rubbermaid, Inc.	321,440	3,346,191
O’Reilly Automotive, Inc. *	48,400	1,843,072

		16,487,441
Consumer, Non-cyclical - 20.42%
Avery Dennison Corp.	185,100	4,753,368
Beckman Coulter, Inc.	128,830	7,361,346
Brookdale Senior Living, Inc.	367,900	3,583,346
ConAgra Foods, Inc.	223,520	4,260,291
Estee Lauder Companies, Inc., Class A (a)	104,990	3,430,023
Healthsouth Corp. *	512,744	7,404,024
Robert Half International, Inc.	171,900	4,060,278
Sysco Corp.	125,300	2,816,744

		37,669,420
Energy - 6.81%
El Paso Corp.	810,670	7,482,484
EOG Resources, Inc.	30,600	2,078,352
Hess Corp.	55,880	3,003,550

		12,564,386
Financial - 21.91%
ACE, Ltd.	121,243	5,362,578
Aspen Insurance Holdings, Ltd.	191,956	4,288,297
BB&T Corp.	106,717	2,345,640
Charles Schwab Corp.	97,200	1,704,888
Comerica, Inc.	55,400	1,171,710
Fidelity National Information Services, Inc.	223,800	4,467,048
Invesco, Ltd.	179,554	3,199,652
KeyCorp	180,506	945,851
Marsh & McLennan Companies, Inc.	230,011	4,630,121
Northern Trust Corp.	101,239	5,434,510
Simon Property Group, Inc., REIT	17,855	918,283
Weingarten Realty Investors, REIT	66,000	957,660
Willis Group Holdings, Ltd.	194,000	4,991,620

		40,417,858
Industrial - 16.22%
Flextronics International, Ltd. *	688,231	2,828,630
Goodrich Corp.	135,090	6,750,447
Pentair, Inc.	286,360	7,336,543
Snap-on, Inc.	119,700	3,440,178
Sonoco Products Company	144,600	3,463,170
Zebra Technologies Corp., Class A *	258,600	6,118,476

		29,937,444
Technology - 10.98%
Agilent Technologies, Inc. *	182,100	3,698,451
Diebold, Inc.	210,270	5,542,717
Perot Systems Corp., Class A *	553,880	7,937,101
Teradata Corp. *	131,400	3,078,702

		20,256,971
Utilities - 7.96%
American Electric Power Company, Inc.	200,890	5,803,712

The accompanying notes are an integral part of the financial statements.

189

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Edison International	102,500	$3,224,650
Wisconsin Energy Corp.	139,070	5,661,540

		14,689,902

TOTAL COMMON STOCKS (Cost $203,990,986)		$179,258,706

SHORT TERM INVESTMENTS - 6.66%
Federal Home Loan Bank Discount Notes zero coupon due 07/01/2009	$5,300,000	$5,300,000
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	697,946	6,986,993

TOTAL SHORT TERM INVESTMENTS (Cost $12,281,041)		$12,286,993

Total Investments (Value Trust) (Cost $216,272,027) - 103.82%		$191,545,699
Other assets and liabilities, net - (3.82)%		(7,043,634)

TOTAL NET ASSETS - 100.00%		$184,502,065

Value & Restructuring Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.79%
Basic Materials - 11.55%
Celanese Corp., Series A	220,250	$5,230,938
Freeport-McMoRan Copper & Gold, Inc., Class B	77,950	3,906,075
Grupo Mexico SA	2,476,501	2,708,151
Lanxess AG (a)	85,800	2,128,410
PPG Industries, Inc.	65,100	2,857,890
Schnitzer Steel Industries, Inc. (a)	69,050	3,649,983
Southern Copper Corp. (a)	233,250	4,767,630
Vale SA	164,700	2,903,661

		28,152,738
Communications - 9.86%
America Movil SAB de CV, Series L, ADR	237,700	9,203,744
CBS Corp., Class B	43,400	300,328
CommScope, Inc. *	121,000	3,177,460
Harris Corp.	237,700	6,741,172
Nokia Oyj, SADR	224,800	3,277,584
Windstream Corp.	159,700	1,335,092

		24,035,380
Consumer, Cyclical - 4.09%
Copa Holdings SA, Class A	88,700	3,620,734
Newell Rubbermaid, Inc.	166,550	1,733,785
TJX Companies, Inc.	146,700	4,615,182

		9,969,701
Consumer, Non-cyclical - 13.85%
AerCap Holdings NV *	220,800	1,594,176
AmerisourceBergen Corp.	215,500	3,822,970
Avon Products, Inc.	159,550	4,113,199
Baxter International, Inc.	86,120	4,560,915
Bristol-Myers Squibb Company	207,650	4,217,372
Dean Foods Company *	142,300	$2,730,737
Lorillard, Inc.	168,600	11,426,022
RSC Holdings, Inc. * (a)	189,700	1,274,784

		33,740,175
Energy - 24.95%
Alpha Natural Resources, Inc. *	172,550	4,532,888
Anadarko Petroleum Corp.	101,600	4,611,624
ConocoPhillips Company	132,000	5,551,920
CONSOL Energy, Inc.	200,950	6,824,262
Devon Energy Corp.	105,650	5,757,925
El Paso Corp.	190,200	1,755,546
Entergy Corp.	34,850	2,701,572
Foundation Coal Holdings, Inc.	86,550	2,432,920
Murphy Oil Corp.	43,050	2,338,476
Noble Energy, Inc.	88,650	5,227,691
PetroHawk Energy Corp. *	172,600	3,848,980
Petroleo Brasileiro SA, ADR	330,800	13,556,184
Rosetta Resources, Inc. * (g)	76,885	672,744
W&T Offshore, Inc. (a)	103,050	1,003,707

		60,816,439
Financial - 16.45%
ACE, Ltd.	160,110	7,081,665
Apollo Investment Corp.	154,950	929,700
CIT Group, Inc. (a)	131,200	282,080
DiamondRock Hospitality Company, REIT	212,300	1,328,998
Host Hotels & Resorts, Inc., REIT	107,500	901,925
Invesco, Ltd.	255,600	4,554,792
JPMorgan Chase & Company	125,250	4,272,277
Loews Corp.	101,800	2,789,320
MetLife, Inc.	116,300	3,490,163
Morgan Stanley	159,550	4,548,771
PNC Financial Services Group, Inc.	82,000	3,182,420
The Goldman Sachs Group, Inc.	36,800	5,425,792
Tower Group, Inc.	51,354	1,272,552
Vintage Wine Trust, Inc. * (e)(g)	82,385	23,892

		40,084,347
Industrial - 14.44%
Aecom Technology Corp. *	82,000	2,624,000
AGCO Corp. *	163,500	4,752,945
Black & Decker Corp. (a)	111,800	3,204,188
Eaton Corp.	94,900	4,233,489
Empresa Brasileira de Aeronautica SA, ADR *	60,900	1,008,504
General Maritime Corp.	42,745	422,748
Ryder Systems, Inc.	86,550	2,416,476
Tyco International, Ltd. *	138,350	3,594,333
Union Pacific Corp.	162,250	8,446,735
United Technologies Corp.	86,500	4,494,540

		35,197,958
Technology - 2.97%
International Business Machines Corp.	69,350	7,241,527
Utilities - 0.63%
Enel SpA (a)	313,208	1,525,844

TOTAL COMMON STOCKS (Cost $294,470,723)		$240,764,109

The accompanying notes are an integral part of the financial statements.

190

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS - 0.48%
Basic Materials - 0.27%
Celanese Corp., 4.25%	21,310	$669,134
Financial - 0.21%
Wells Fargo & Company, Series L, 7.50%	641	503,166

TOTAL PREFERRED STOCKS (Cost $916,381)		$1,172,300

SHORT TERM INVESTMENTS - 4.99%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,215,603	$12,169,154

TOTAL SHORT TERM INVESTMENTS (Cost $12,165,838)		$12,169,154

REPURCHASE AGREEMENTS - 0.50%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $1,224,000 on 07/01/2009, collateralized by $1,170,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $1,251,900, including interest)	$1,224,000	$1,224,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,224,000)		$1,224,000

Total Investments (Value & Restructuring Trust) (Cost $308,776,942) - 104.76%		$255,329,563
Other assets and liabilities, net - (4.76)%		(11,612,979)

TOTAL NET ASSETS - 100.00%		$243,716,584

Vista Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.10%
Basic Materials - 7.64%
Agnico Eagle Mines, Ltd.	10,200	$535,296
Agrium, Inc.	13,500	538,515
AK Steel Holding Corp.	41,422	794,888
Allegheny Technologies, Inc. (a)	19,700	688,121
Celanese Corp., Series A	73,200	1,738,500
CF Industries Holdings, Inc.	10,000	741,400
Cliffs Natural Resources, Inc.	20,100	491,847
Companhia Siderurgica Nacional SA, SADR	34,700	775,545
Freeport-McMoRan Copper & Gold, Inc., Class B	32,400	1,623,564

		7,927,676
Communications - 14.28%
American Tower Corp., Class A *	34,200	1,078,326
CommScope, Inc. *	50,700	1,331,382
Corning, Inc.	120,500	1,935,230
Ctrip.com International, Ltd., ADR *	19,100	884,330
Digital River, Inc. *	13,700	497,584
Equinix, Inc. *	7,400	538,276
McAfee, Inc. *	42,966	1,812,736
Netease.com, Inc., ADR * (a)	37,800	1,329,804
SBA Communications Corp. * (a)	107,024	$2,626,369
Shanda Interactive Entertainment, Ltd. * (a)	24,300	1,270,647
Sprint Nextel Corp. *	204,900	985,569
Tellabs, Inc. *	89,700	513,981

		14,804,234
Consumer, Cyclical - 20.31%
Advance Auto Parts, Inc.	25,600	1,062,144
Aeropostale, Inc. *	35,900	1,230,293
Autoliv, Inc.	21,300	612,801
Bed Bath & Beyond, Inc. *	19,400	596,550
Best Buy Company, Inc.	13,200	442,068
BorgWarner, Inc. (a)	24,400	833,260
Boyd Gaming Corp. *	23,100	196,350
Brinker International, Inc.	32,200	548,366
Chico’s FAS, Inc. *	101,100	983,703
Coach, Inc.	22,300	599,424
Darden Restaurants, Inc.	14,600	481,508
Dollar Tree, Inc. *	36,800	1,549,280
Family Dollar Stores, Inc.	51,600	1,460,280
International Game Technology (a)	16,300	259,170
KB Home (a)	70,600	965,808
Kinross Gold Corp.	30,700	557,205
Las Vegas Sands Corp. * (a)	65,100	511,686
Macrovision Solutions Corp. *	72,900	1,589,949
NVR, Inc. *	1,000	502,390
O’Reilly Automotive, Inc. * (a)	35,900	1,367,072
P.F. Chang’s China Bistro, Inc. * (a)	16,400	525,784
Penn National Gaming, Inc. *	27,900	812,169
Pinnacle Entertainment, Inc. *	45,800	425,482
Ross Stores, Inc.	34,024	1,313,326
Royal Caribbean Cruises, Ltd. (a)	31,700	429,218
The Cheesecake Factory, Inc. *	29,200	505,160
WMS Industries, Inc. *	16,200	510,462
Wynn Resorts, Ltd. * (a)	5,400	190,620

		21,061,528
Consumer, Non-cyclical - 11.62%
Alexion Pharmaceuticals, Inc. *	26,700	1,097,904
Edwards Lifesciences Corp. *	8,300	564,649
Express Scripts, Inc. *	29,900	2,055,625
Green Mountain Coffee Roasters, Inc. *	9,000	532,080
Life Technologies Corp. *	18,400	767,648
Medco Health Solutions, Inc. *	22,900	1,044,469
Mylan, Inc. * (a)	79,300	1,034,865
Netflix, Inc. * (a)	13,200	545,688
Quanta Services, Inc. *	91,444	2,115,100
St. Jude Medical, Inc. *	24,800	1,019,280
Tetra Tech, Inc. *	27,200	779,280
The Scotts Company, Class A (a)	14,200	497,710

		12,054,298
Energy - 9.83%
Alpha Natural Resources, Inc. *	20,000	525,400
Atwood Oceanics, Inc. *	41,700	1,038,747
Cameron International Corp. *	37,300	1,055,590
Continental Resources, Inc. * (a)	19,400	538,350
Denbury Resources, Inc. *	34,300	505,239

The accompanying notes are an integral part of the financial statements.

191

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
JA Solar Holdings Company, Ltd. *	111,400	$523,580
Oceaneering International, Inc. *	15,800	714,160
PetroHawk Energy Corp. *	85,307	1,902,346
Southwestern Energy Company *	24,600	955,710
Suntech Power Holdings Company, Ltd., ADR * (a)	73,300	1,309,138
Weatherford International, Ltd. *	25,532	499,406
Whiting Petroleum Corp. *	17,800	625,848

		10,193,514
Financial - 9.12%
CME Group, Inc. (a)	1,800	559,998
IntercontinentalExchange, Inc. *	10,200	1,165,248
Janus Capital Group, Inc.	181,700	2,071,380
Jefferies Group, Inc. *	65,000	1,386,450
Lazard, Ltd., Class A	28,900	777,988
Morgan Stanley	74,700	2,129,697
TD Ameritrade Holding Corp. *	32,400	568,296
Waddell & Reed Financial, Inc., Class A	30,100	793,737

		9,452,794
Industrial - 14.12%
Aecom Technology Corp. *	59,750	1,912,000
AU Optronics Corp. ADR (a)	52,900	512,072
BE Aerospace, Inc. *	51,300	736,668
Bucyrus International, Inc., Class A	28,800	822,528
C.H. Robinson Worldwide, Inc.	9,500	495,425
Crown Holdings, Inc. *	69,400	1,675,316
Diana Shipping, Inc.	35,727	475,884
Expeditors International of Washington, Inc.	15,400	513,436
Flowserve Corp.	11,000	767,910
Foster Wheeler AG *	20,500	486,875
Genco Shipping & Trading, Ltd. (a)	12,000	260,640
Ingersoll-Rand PLC *	22,800	476,520
Joy Global, Inc.	23,600	842,992
LG Display Company, Ltd., ADR (a)	43,018	537,295
McDermott International, Inc. *	63,500	1,289,685
Precision Castparts Corp.	9,600	701,088
Shaw Group, Inc. *	19,700	539,977
URS Corp. *	21,900	1,084,488
Vestas Wind Systems AS *	7,200	517,592

		14,648,391
Technology - 12.18%
Allscripts Healthcare Solution, Inc. *	34,700	550,342
Altera Corp.	32,700	532,356
ASML Holding NV	25,100	543,415
Broadcom Corp., Class A *	65,600	1,626,224
Brocade Communications Systems, Inc. *	80,600	630,292
Cerner Corp. * (a)	19,700	1,227,113
Marvell Technology Group, Ltd. *	84,000	977,760
Microsemi Corp. *	76,544	1,056,307
PMC-Sierra, Inc. *	174,500	1,389,020
Semtech Corp. *	65,200	1,037,332
Silicon Laboratories, Inc. *	29,500	1,119,230
Teradyne, Inc. *	114,200	783,412
Western Digital Corp. *	22,600	598,900
Technology (continued)
Xilinx, Inc.	27,200	$556,512

		12,628,215

TOTAL COMMON STOCKS (Cost $94,364,803)		$102,770,650

SHORT TERM INVESTMENTS - 12.42%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,286,728	$12,881,178

TOTAL SHORT TERM INVESTMENTS (Cost $12,874,801)		$12,881,178

REPURCHASE AGREEMENTS - 1.40%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $1,449,000 on 07/01/2009, collateralized by $1,475,000 Federal Home Loan Bank, 5.648% due 11/27/2037 (valued at $1,478,688, including interest)	$1,449,000	$1,449,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,449,000)		$1,449,000

Total Investments (Vista Trust)
(Cost $108,688,604) - 112.92%		$117,100,828
Other assets and liabilities, net - (12.92)%		(13,394,451)

TOTAL NET ASSETS - 100.00%		$103,706,377

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

192

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBA	- Small Business Administration
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and/or is in default of interest payments

*	Non-Income Producing

(a)	All or a portion of this security was out on loan

(b)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(c)	The investment is an affiliate of the fund, the adviser and/or the subadviser.

(d)	Principal amount of security is adjusted for inflation.

(e)	Security Fair Valued on June 30, 2009.

(f)

John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at June 30, 2009.

(g)

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	The Underlying Fund’s subadviser is shown parenthetically.

(i)	Variable Rate Preferred

(j)	Delisted

(k)	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

**	Purchased on a forward commitment.

***	At period end, all or a portion of this security has been held at broker to meet the margin requirements on open financial futures.

The accompanying notes are an integral part of the financial statements.

193

ITEM 6.(a)

Item 6.(b)

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
(showing percentage of total net assets)

Active Bond Trust

		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 0.84%
U.S. Treasury Bonds - 0.39%
3.50% due 02/15/2039		$9,255,000	$8,002,706
U.S. Treasury Notes - 0.45%
1.50% due 12/31/2013		5,520,000	5,316,881
3.125% due 05/15/2019		3,865,000	3,738,189

			9,055,070

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,123,192)			$17,057,776

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.42%
Federal Farm Credit Bank - 0.17%
2.625% due 04/17/2014		3,385,000	3,356,349
Federal Home Loan Bank - 0.59%
5.895% due 09/01/2036 (b)		11,431,319	11,938,053
Federal Home Loan Mortgage Corp. - 3.68%
1.75% due 06/15/2012		4,525,000	4,503,665
4.50% due 09/01/2023 to 04/01/2039		37,742,085	37,738,995
5.00% due 07/01/2035		2,725,880	2,781,037
5.50% due 03/01/2036		14,817,496	15,347,104
5.70% due 04/01/2037		2,994,382	3,134,927
5.865% due 03/01/2037 (b)		6,455,204	6,772,675
5.875% due 03/21/2011		4,049,000	4,245,320

			74,523,723
Federal National Mortgage
Association - 22.31%
zero coupon due 02/01/2015		1,920,000	1,422,826
4.00% due 06/01/2024 to 07/01/2024		37,345,000	37,409,188
4.50% TBA **		32,660,000	33,313,200
4.709% due 08/01/2034		2,564,835	2,636,632
4.908% due 12/01/2038 (b)		3,488,539	3,619,895
5.00% due 05/01/2018 to 05/01/2038		120,875,108	123,711,894
5.00% TBA **		41,400,000	42,829,591
5.098% due 07/01/2033 (b)		99,796	102,648
5.319% due 12/01/2038 (b)		4,412,404	4,613,281
5.339% due 12/01/2038 (b)		2,737,553	2,859,814
5.50% due 02/01/2018 to 06/01/2038		88,598,118	91,860,185
5.50% TBA **		16,900,000	17,681,625
6.00% due 05/01/2035 to 02/01/2036		59,946,288	63,012,575
6.00% TBA **		19,930,000	20,826,850
6.50% due 02/01/2036		2,898,731	3,099,038
7.00% due 09/01/2010 to 10/25/2041		2,641,902	2,815,732
7.50% due 09/01/2029 to 08/01/2031		234,332	256,722

			452,071,696
Government National Mortgage
Association - 0.67%
4.50% due 03/15/2039		2,121,309	2,121,392
5.00% due 04/15/2035		4,363,661	4,470,025
5.50% due 03/15/2035		4,349,446	4,516,458
6.00% due 03/15/2033 to 06/15/2033		1,775,755	1,872,856
6.50% due 09/15/2028 to 08/15/2031		356,732	384,982
7.00% due 04/15/2029		114,795	124,781
8.00% due 10/15/2026 to 05/15/2029		131,100	145,068

			13,635,562

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $542,029,137)			$555,525,383

FOREIGN GOVERNMENT OBLIGATIONS - 0.61%
Argentina - 0.07%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	8,797,621	$491,138
1.00% due 12/15/2035 ^ (b)		19,532,033	216,023
5.83% due 12/31/2033 (b)		3,617,497	693,016

			1,400,177
Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	242,676
Colombia - 0.07%
Republic of Colombia
10.00% due 01/23/2012		$1,005,000	1,160,775
11.75% due 03/01/2010	COP	402,000,000	192,433

			1,353,208
Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	229,587
Germany - 0.16%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	1,899,045
6.25% due 01/04/2030		725,000	1,273,488

			3,172,533
Japan - 0.10%
Government of Japan
1.50% due 09/20/2014	JPY	68,650,000	739,532
1.80% due 03/22/2010		132,350,000	1,389,813

			2,129,345
Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	865,561
8.00% due 12/19/2013		8,332,200	651,796
9.875% due 02/01/2010		$290,000	303,775

			1,821,132
Panama - 0.03%
Republic of Panama
8.875% due 09/30/2027		344,000	415,380
9.375% due 04/01/2029		130,000	163,150

			578,530
Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	180,930
Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	213,331

Sweden - 0.01%
Kingdom of Sweden
5.25% due 03/15/2011	SEK	1,720,000	238,220

Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	382,500

United Kingdom - 0.02%
Government of United Kingdom 6.00% due 12/07/2028	GBP	85,000	171,915

The accompanying notes are an integral part of the financial statements.

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
United Kingdom (continued)
Government of United Kingdom (continued)
8.00% due 12/07/2015 GBP		125,000	$266,016

			437,931

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $12,890,865)			$12,380,100

CORPORATE BONDS - 50.93%
Basic Materials - 1.68%
Alcan, Inc.
5.00% due 06/01/2015		$339,000	304,010
Alcoa, Inc.
5.72% due 02/23/2019		560,000	444,186
Allegheny Technologies, Inc.
9.375% due 06/01/2019		1,145,000	1,213,365
American Pacific Corp.
9.00% due 02/01/2015		1,955,000	1,732,619
Arcelormittal
6.125% due 06/01/2018		530,000	463,750
9.85% due 06/01/2019		2,245,000	2,422,831
CII Carbon LLC
11.125% due 11/15/2015 (f)		1,645,000	1,186,456
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (f)		481,000	509,876
Dow Chemical Company
8.55% due 05/15/2019		1,290,000	1,292,296
E.I. Du Pont de Nemours & Company
6.00% due 07/15/2018		3,000,000	3,233,793
Ecolab, Inc.
4.875% due 02/15/2015		1,305,000	1,290,059
International Paper Company
7.95% due 06/15/2018		3,725,000	3,593,660
9.375% due 05/15/2019		1,585,000	1,615,684
Mosaic Company
7.625% due 12/01/2016 (f)		1,505,000	1,525,694
Plum Creek Timberlands LP
5.875% due 11/15/2015		1,695,000	1,432,812
Potash Corp. of Saskatchewan, Inc.
5.25% due 05/15/2014		1,575,000	1,625,389
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033		1,665,000	1,315,755
Rio Tinto Finance USA, Ltd.
8.95% due 05/01/2014		2,910,000	3,233,726
Sterling Chemicals, Inc.
10.25% due 04/01/2015		1,195,000	1,087,450
Teck Resources, Ltd.
10.75% due 05/15/2019 (f)		805,000	865,375
United States Steel Corp.
7.00% due 02/01/2018		2,000,000	1,737,474
Vedanta Resources PLC
8.75% due 01/15/2014 (f)		1,270,000	1,155,700
Verso Paper, Inc., Series B
9.125% due 08/01/2014		1,725,000	802,125
			34,084,085
Communications - 6.18%
America Movil SAB de CV
5.75% due 01/15/2015		1,540,000	1,553,145
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		$573,000	$617,960
8.75% due 03/01/2031		471,000	574,060
AT&T, Inc.
5.60% due 05/15/2018		2,610,000	2,624,091
6.30% due 01/15/2038		2,080,000	2,009,808
BellSouth Corp.
6.00% due 11/15/2034		2,000,000	1,885,084
6.55% due 06/15/2034		1,580,000	1,548,939
British Telecommunications PLC
5.95% due 01/15/2018		1,715,000	1,545,630
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (f)		1,567,000	1,551,330
Cincinnati Bell, Inc.
8.375% due 01/15/2014		1,600,000	1,480,000
Cisco Systems, Inc.
5.50% due 02/22/2016		2,490,000	2,637,884
Citizens Communications Company
6.25% due 01/15/2013		1,575,000	1,449,000
9.00% due 08/15/2031		3,000,000	2,475,000
Comcast Corp.
4.95% due 06/15/2016		1,460,000	1,432,170
6.50% due 01/15/2015		1,260,000	1,336,463
6.95% due 08/15/2037		1,000,000	1,042,679
COX Communications, Inc.
4.625% due 01/15/2010		1,103,000	1,108,228
5.45% due 12/15/2014		922,000	915,257
6.75% due 03/15/2011		491,000	517,915
7.75% due 11/01/2010		368,000	383,087
8.375% due 03/01/2039		820,000	914,286
CSC Holdings, Inc.
7.875% due 02/15/2018		1,525,000	1,427,781
Deutsche Telekom International Finance BV
8.50% due 06/15/2010		1,098,000	1,154,728
Deutsche Telekom International Finance BV
7.125% due 07/11/2011 (b)	EUR	99,000	150,485
8.75 due 06/15/2030		$1,358,000	1,589,850
Digicel Group, Ltd.
8.875% due 01/15/2015 (f)		2,010,000	1,668,300
Digicel SA
12.00% due 04/01/2014 (f)		745,000	737,550
Embarq Corp.
7.995% due 06/01/2036		4,780,000	4,203,408
France Telecom SA
7.75% due 03/01/2011		996,000	1,077,206
8.50% due 03/01/2031		1,009,000	1,295,889
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016 (f)		1,200,000	1,176,000
News America Holdings, Inc.
6.75% due 01/09/2038		108,000	109,909
6.90% due 03/01/2019 (f)		1,635,000	1,703,703
7.75% due 12/01/2045		491,000	447,280
8.25% due 08/10/2018		2,010,000	2,189,421
News America, Inc.
6.65% due 11/15/2037		3,450,000	3,103,330
Nextel Communications, Inc.
6.875% due 10/31/2013		1,700,000	1,406,750
Qwest Corp.
7.875% due 09/01/2011		1,495,000	1,495,000

The accompanying notes are an integral part of the financial statements.

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
R.H. Donnelley Corp.
8.875% due 10/15/2017 ^	$2,475,000	$126,844
Rogers Cable, Inc.
6.75% due 03/15/2015	1,545,000	1,636,501
Rogers Wireless, Inc.
9.625% due 05/01/2011	422,000	460,326
SBC Communications, Inc.
5.10% due 09/15/2014	799,000	829,992
5.625% due 06/15/2016	613,000	630,836
6.45% due 06/15/2034	2,217,000	2,186,334
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (f)	466,000	505,331
Sirius XM Radio, Inc.
13.00% due 08/01/2013 (f)	1,650,000	1,342,688
Sprint Capital Corp.
6.875% due 11/15/2028	2,800,000	1,988,000
7.625% due 01/30/2011	985,000	973,919
8.375% due 03/15/2012	398,000	392,030
8.75% due 03/15/2032	2,895,000	2,330,475
TCI Communications, Inc.
9.80% due 02/01/2012	2,810,000	3,163,231
Telecom Italia Capital SA
4.00% due 01/15/2010	3,195,000	3,210,317
6.175% due 06/18/2014	1,305,000	1,319,715
7.20% due 07/18/2036	2,885,000	2,797,238
7.721% due 06/04/2038	2,570,000	2,617,144
Time Warner Cable, Inc.
6.55% due 05/01/2037	1,930,000	1,850,590
6.75% due 07/01/2018	4,695,000	4,890,166
8.75% due 02/14/2019	1,200,000	1,397,930
Time Warner Companies, Inc.
7.57% due 02/01/2024	1,716,000	1,679,952
Time Warner Entertainment Company LP
8.375% due 07/15/2033	1,520,000	1,701,376
8.375% due 03/15/2023	1,675,000	1,846,900
Time Warner, Inc.
6.75% due 04/15/2011	3,115,000	3,260,069
7.625% due 04/15/2031	451,000	438,442
Verizon Communications, Inc.
6.10% due 04/15/2018	4,440,000	4,554,361
6.90% due 04/15/2038	1,715,000	1,789,093
Verizon of New York, Inc., Series A
6.875% due 04/01/2012	765,000	810,768
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (f)	1,460,000	1,633,022
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,546,701
6.625% due 05/15/2011	3,115,000	3,153,240
6.75% due 10/05/2037	2,370,000	2,133,521
6.875% due 04/30/2036	3,305,000	3,044,926
Vivendi
5.75% due 04/04/2013 (f)	6,073,000	6,111,333
West Corp.
11.00% due 10/15/2016	2,345,000	1,958,075
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (f)	385,000	382,113

		125,232,105
Consumer, Cyclical - 3.29%
Allison Transmission, Inc.
11.00% due 11/01/2015 (f)	$2,065,000	$1,631,350
AMC Entertainment, Inc.
8.00% due 03/01/2014	2,045,000	1,743,363
8.75% due 06/01/2019 (f)	500,000	470,000
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (f)	1,680,000	1,713,600
Burlington Coat Factory Warehouse Corp.
11.125% due 04/15/2014	1,490,000	1,184,550
Centex Corp.
5.80% due 09/15/2009	3,360,000	3,360,000
Cinemark USA, Inc.
8.625% due 06/15/2019 (f)	675,000	664,875
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019	772,825	571,890
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011	177,098	134,594
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	532,000	492,100
CVS Caremark Corp.
5.75% due 06/01/2017	1,515,000	1,522,830
6.302% due 06/01/2037 (b)	3,465,000	2,564,100
CVS Pass-Through Trust
8.353% due 07/10/2031 (f)	1,330,000	1,371,172
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	1,885,000	1,916,336
Darden Restaurants, Inc.
6.80% due 10/15/2037	3,165,000	2,701,096
Delphi Corp.
6.197% due 11/15/2033 ^	118,000	1
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012	2,640,000	2,296,800
Delta Airlines, Inc.
6.821% due 08/10/2022	2,532,094	2,101,638
Exide Technologies, Series B
10.50% due 03/15/2013	1,540,000	1,255,100
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (f)	1,240,000	46,500
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	1,695,000	1,669,575
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (f)	1,085,000	67,813
Hasbro, Inc.
6.125% due 05/15/2014	1,385,000	1,423,718
Home Depot, Inc.
5.875% due 12/16/2036	1,375,000	1,213,113
HRP Myrtle Beach Operations LLC
zero coupon due 04/01/2012 ^ (f)	705,000	7,050
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,530,000	1,269,900
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (f)	2,085,000	875,700
Macy’s Retail Holdings, Inc.
8.875% due 07/15/2015	1,460,000	1,412,858
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,318,030
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (f)	365,000	182,500

The accompanying notes are an integral part of the financial statements.

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
MGM Mirage, Inc.
10.375% due 05/15/2014 (f)	$335,000	$347,563
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	426,075
8.00% due 04/01/2012	1,172,000	890,720
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,030,000	705,550
9.75% due 04/01/2010	1,420,000	1,359,650
Nordstrom, Inc.
6.75% due 06/01/2014	920,000	956,351
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	1,545,147	1,197,489
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	2,625,048
Pulte Homes, Inc.
6.25% due 02/15/2013	515,000	480,238
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (f)	2,240,000	1,759,878
Staples, Inc.
9.75% due 01/15/2014	1,845,000	2,060,736
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	1,205,000	1,120,650
Target Corp.
6.50% due 10/15/2037	1,800,000	1,820,799
Tenneco Automotive, Inc.
8.625% due 11/15/2014	1,830,000	1,317,600
Turning Stone Resort Casino
9.125% due 09/15/2014 (f)	1,570,000	1,338,425
US Airways Group, Inc.
7.25% due 05/15/2014	1,080,000	726,300
US Corrugated, Inc.
10.00% due 06/12/2013	570,000	353,400
Waterford Gaming LLC
8.625% due 09/15/2014 (f)	1,045,000	627,000
Whirlpool Corp.
8.00% due 05/01/2012	1,390,000	1,438,615
8.60% due 05/01/2014	1,390,000	1,452,550
Yum! Brands, Inc.
6.25% due 03/15/2018	1,715,000	1,764,569
6.875% due 11/15/2037	4,630,000	4,667,035

		66,618,393
Consumer, Non-cyclical - 5.82%
Abbott Laboratories
5.875% due 05/15/2016	2,330,000	2,541,147
Allegiance Corp.
7.00% due 10/15/2026	255,000	222,087
Alliance One International, Inc.
8.50% due 05/15/2012	815,000	804,812
10.00% due 07/15/2016 (f)	1,530,000	1,449,675
Altria Group, Inc.
8.50% due 11/10/2013	3,330,000	3,785,298
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	820,772
6.45% due 09/01/2037	2,000,000	1,862,958
6.50% due 02/01/2043	540,000	479,411
Anheuser-Busch InBev NV
7.20% due 01/15/2014	1,470,000	1,580,429
ASG Consolidated LLC/ASG Finance, Inc.
11.5 due 11/01/2011 (f)	$1,570,000	$1,436,550
AstraZeneca PLC
5.90% due 09/15/2017	2,110,000	2,259,451
Beckman Coulter, Inc.
7.00% due 06/01/2019	925,000	977,632
Bunge, Ltd. Finance Corp.
5.35% due 04/15/2014	1,980,000	1,926,524
8.50% due 06/15/2019	830,000	867,891
Cargill, Inc.
5.60% due 09/15/2012 (f)	2,025,000	2,107,211
Clorox Company
5.00% due 03/01/2013	2,400,000	2,494,207
Community Health Systems, Inc.
8.875% due 07/15/2015	1,145,000	1,122,100
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,270,000	1,214,888
6.30% due 08/15/2014	3,835,000	3,382,083
Covidien International Finance SA
6.00% due 10/15/2017	2,220,000	2,360,855
Dr Pepper Snapple Group, Inc.
6.12% due 05/01/2013	870,000	900,661
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	1,155,000	1,221,431
ERAC USA Finance Company
6.375% due 10/15/2017 (f)	1,600,000	1,444,651
7.95% due 12/15/2009 (f)	510,000	507,659
Express Scripts, Inc.
7.25% due 06/15/2019	1,400,000	1,543,842
General Mills, Inc.
5.20% due 03/17/2015	645,000	680,094
5.70% due 02/15/2017	1,215,000	1,278,976
HCA, Inc.
8.50% due 04/15/2019 (f)	1,550,000	1,519,000
Hospira, Inc.
5.90% due 06/15/2014	412,000	426,950
Hospira, Inc., GMTN
6.40% due 05/15/2015	700,000	736,859
Humana, Inc.
8.15% due 06/15/2038	2,595,000	2,076,773
Kellogg Company, Series B
6.60% due 04/01/2011	481,000	515,369
Kraft Foods, Inc.
5.625% due 11/01/2011	966,000	1,026,350
6.00% due 02/11/2013	2,665,000	2,839,174
6.125% due 02/01/2018	5,275,000	5,453,944
Kroger Company
5.00% due 04/15/2013	2,000,000	2,045,990
6.40% due 08/15/2017	2,000,000	2,120,360
6.80% due 12/15/2018	4,080,000	4,366,500
6.90% due 04/15/2038	2,000,000	2,155,444
7.00% due 05/01/2018	2,105,000	2,266,704
Medco Health Solutions, Inc.
7.25% due 08/15/2013	5,285,000	5,668,654
Miller Brewing Company
5.50% due 08/15/2013 (f)	1,580,000	1,562,219
Nabisco, Inc.
7.55% due 06/15/2015	1,471,000	1,548,520

The accompanying notes are an integral part of the financial statements.

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Philip Morris International, Inc.
4.875% due 05/16/2013	$1,120,000	$1,175,313
5.65% due 05/16/2018	3,755,000	3,935,965
Reynolds American, Inc.
7.25% due 06/01/2013	1,485,000	1,527,109
SABMiller PLC
6.50% due 07/15/2018 (f)	3,475,000	3,589,769
Safeway, Inc.
6.35% due 08/15/2017	1,820,000	1,923,327
Schering Plough Corp.
5.55% due 12/01/2013	937,000	1,006,482
6.00% due 09/15/2017	5,500,000	5,857,522
Smithfield Foods, Inc.
7.00% due 08/01/2011	897,000	852,150
10.00% due 07/15/2014 (f)	745,000	735,688
Sotheby’s
7.75% due 06/15/2015	1,390,000	1,070,300
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (f)	417,000	374,060
Tesco PLC
6.15% due 11/15/2037 (f)	2,400,000	2,427,886
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,737,688
6.15% due 02/01/2036	1,680,000	1,732,930
Tyson Foods, Inc.
10.50% due 03/01/2014 (f)	660,000	716,100
United Rentals North America, Inc.
7.00% due 02/15/2014	1,675,000	1,369,312
10.875% due 06/15/2016 (f)	495,000	475,200
UnitedHealth Group, Inc.
4.875% due 02/15/2013	940,000	950,142
5.375% due 03/15/2016	1,130,000	1,062,815
5.80% due 03/15/2036	540,000	436,782
WellPoint, Inc.
5.00% due 12/15/2014	417,000	406,588
6.375% due 06/15/2037	1,735,000	1,590,785
Wyeth
5.50% due 03/15/2013	3,675,000	3,928,957
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	1,665,000	1,402,762

		117,887,737
Diversified - 0.07%
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	1,486,000	1,445,135
Energy - 6.24%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	4,602,000	4,490,489
Anadarko Petroleum Corp.
8.70% due 03/15/2019	1,500,000	1,680,339
Apache Corp.
6.90% due 09/15/2018	1,715,000	1,963,504
Buckeye Partners LP
5.125% due 07/01/2017	1,150,000	986,848
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	1,765,000	1,882,669
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (f)	545,000	518,366
DCP Midstream LLC
9.75% due 03/15/2019 (f)	$1,660,000	$1,850,473
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (f)	845,556	840,280
Devon Energy Corp.
5.625% due 01/15/2014	2,585,000	2,723,362
6.30% due 01/15/2019	1,000,000	1,068,619
Devon Financing Corp.
6.875% due 09/30/2011	295,000	320,397
7.875% due 09/30/2031	3,874,000	4,561,666
Duke Capital LLC
6.75% due 02/15/2032	589,000	531,970
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	2,400,000	2,364,946
7.50% due 04/15/2038	2,400,000	2,410,046
EnCana Corp.
6.50% due 05/15/2019	855,000	916,565
Energy Transfer Partners LP
6.625% due 10/15/2036	1,000,000	977,070
8.50% due 04/15/2014	1,420,000	1,592,744
9.70% due 03/15/2019	1,445,000	1,658,925
Enterprise Products Operating LP
8.375% to 08/01/2016 then variable due 08/01/2066 (b)	3,700,000	2,978,500
4.95% due 06/01/2010	535,000	542,898
6.30% due 09/15/2017	2,860,000	2,874,186
7.034% due 01/15/2068 (b)	2,005,000	1,478,687
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (f)	2,700,000	2,774,890
6.875% due 03/01/2033	471,000	482,920
EQT Corp.
8.125% due 06/01/2019	1,040,000	1,113,183
GS Caltex Corp.
5.50% due 08/25/2014 (f)	471,000	426,224
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	980,000	974,697
5.80% due 03/15/2035	402,000	339,361
6.50% due 02/01/2037	4,220,000	3,853,755
7.30% due 08/15/2033	603,000	579,217
7.75% due 03/15/2032	805,000	851,213
9.00% due 02/01/2019	2,180,000	2,479,499
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038	1,960,000	1,898,634
Magellan Midstream Partners LP
6.55% due 07/15/2019	1,370,000	1,406,320
Marathon Oil Corp.
6.80% due 03/15/2032	2,785,000	2,703,288
7.50% due 02/15/2019	815,000	889,533
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	1,330,000	1,143,800
McMoRan Exploration Company
11.875% due 11/15/2014	1,130,000	956,263
Nexen, Inc.
5.875% due 03/10/2035	2,053,000	1,759,095
6.40% due 05/15/2037	2,375,000	2,181,343
NGPL Pipeco LLC
7.119% due 12/15/2017 (f)	2,020,000	2,117,372

The accompanying notes are an integral part of the financial statements.

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP
6.15% due 10/01/2016		$2,780,000	$2,752,400
6.65% due 10/01/2036		2,935,000	2,706,096
8.625% due 03/01/2019		1,410,000	1,576,926
Pemex Project Funding Master Trust
1.929% due 06/15/2010 (b)(f)		897,000	883,545
Petro-Canada
6.05% due 05/15/2018		2,800,000	2,786,302
Plains All American Pipeline LP
6.50% due 05/01/2018		1,220,000	1,234,533
8.75% due 05/01/2019		1,500,000	1,702,124
Premcor Refining Group, Inc.
7.50% due 06/15/2015		206,000	213,731
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (f)		138,300	137,577
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (f)		1,515,000	1,269,403
Regency Energy Partners LP
9.375% due 06/01/2016 (f)		1,170,000	1,131,975
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018		1,163,630	1,107,730
Spectra Energy Capital LLC
6.20% due 04/15/2018		1,350,000	1,325,757
Suncor Energy, Inc.
6.10% due 06/01/2018		2,785,000	2,799,797
Talisman Energy, Inc.
6.25% due 02/01/2038		7,125,000	6,417,288
TEPPCO Partners LP
6.65% due 04/15/2018		3,000,000	3,045,357
7.00% due 06/01/2067 (b)		6,230,000	4,676,294
Tesoro Corp.
9.75% due 06/01/2019		665,000	655,025
Texas Eastern Transmission LP
6.00% due 09/15/2017 (f)		2,910,000	2,905,973
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039		1,000,000	1,167,102
Transocean, Inc.
6.00% due 03/15/2018		2,775,000	2,884,934
Valero Logistics Operations LP
6.05% due 03/15/2013		2,392,000	2,282,568
Weatherford International, Ltd.
5.50% due 02/15/2016		1,000,000	958,865
6.50% due 08/01/2036		2,400,000	2,171,978
7.00% due 03/15/2038		2,000,000	1,925,698
XTO Energy, Inc.
4.625% due 06/15/2013		3,000,000	3,010,629
5.90% due 08/01/2012		2,390,000	2,532,955

			126,406,718
Financial - 19.48%
Aflac, Inc.
8.50% due 05/15/2019		1,380,000	1,474,577
Allied Capital Corp.
6.00% due 04/01/2012		3,850,000	2,034,440
6.625% due 07/15/2011		1,450,000	816,386
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016		4,360,000	3,691,991
American Express Bank FSB, BKNT
6.00% due 09/13/2017		3,085,000	2,814,048
American Express Company
7.00% due 03/19/2018		$4,600,000	$4,466,775
American Express Credit Corp., Series C
7.30% due 08/20/2013		2,555,000	2,656,456
American General Finance Corp.
6.90% due 12/15/2017		1,645,000	890,738
American Honda Finance Corp.
7.625% due 10/01/2018 (f)		2,640,000	2,576,096
American International Group, Inc., Series WI
8.175% due 05/15/2058		1,300,000	370,885
AON Corp.
8.205% due 01/01/2027		3,305,000	2,974,500
Arch Capital Group, Ltd.
7.35% due 05/01/2034		3,000,000	2,373,510
Aries Vermogensverwaltung GmbH
9.60% due 10/25/2014		750,000	945,000
Assurant, Inc.
5.625% due 02/15/2014		461,000	411,191
6.75% due 02/15/2034		3,955,000	2,750,089
Astoria Depositor Corp.
8.144% due 05/01/2021 (f)		3,380,000	2,535,000
Avalon Re, Ltd., Series B
0.7294% due 06/08/2010 (b)(f)		1,000,000	695,000
AXA Financial, Inc.
7.75% due 08/01/2010		533,000	534,466
AXA SA
6.379% due 12/14/2049 (b)(f)		1,175,000	752,000
6.463% due 12/31/2049 (b)(f)		4,065,000	2,560,950
BAC Capital Trust XIII
1.0294% due 03/15/2043 (b)		1,900,000	845,073
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)		2,350,000	1,175,000
BAC Capital Trust XV
1.4675% due 06/01/2056 (b)		4,170,000	2,057,036
Banco Santander Chile
0.9825% due 12/09/2009 (b)(f)		912,000	907,459
5.375% due 12/09/2014 (f)		295,000	280,298
Bank of America Corp.
5.65% due 05/01/2018		1,950,000	1,723,080
5.75% due 12/01/2017		9,203,000	8,194,609
7.625% due 06/01/2019		6,275,000	6,302,993
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	141,239
Bear Stearns Companies, Inc.
1.2694% due 01/31/2011 (b)		$2,000,000	1,977,662
7.25% due 02/01/2018		1,725,000	1,818,131
Bear Stearns Companies, Inc., MTN
0.8537% due 11/28/2011 (b)		2,400,000	2,341,810
Beaver Valley Funding Corp.
9.00% due 06/01/2017		3,588,000	3,541,464
Bosphorus Financial Services, Ltd.
2.6831% due 02/15/2012 (b)(f)		1,467,812	1,277,081
Boston Properties, Ltd.
6.25% due 01/15/2013		785,000	781,359
BRE Properties, Inc.
5.50% due 03/15/2017		1,506,000	1,271,410
Camden Property Trust
5.00% due 06/15/2015		804,000	709,659

The accompanying notes are an integral part of the financial statements.

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Capital One Financial Corp.
6.75% due 09/15/2017	$1,930,000	$1,846,597
7.375% due 05/23/2014	2,295,000	2,366,558
Capmark Financial Group, Inc.
7.875% due 05/10/2012	4,340,000	1,127,610
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018	3,600,000	3,427,394
5.50% due 03/15/2016	1,500,000	1,483,893
7.15% due 02/15/2019	1,615,000	1,728,664
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(f)	4,500,000	2,520,000
Charles Schwab Corp.
4.95% due 06/01/2014	1,390,000	1,413,873
Chubb Corp.
5.75% due 05/15/2018	965,000	1,000,932
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(f)	3,085,000	2,560,550
CIT Group, Inc.
5.65% due 02/13/2017	620,000	349,816
CIT Group, Inc., MTN
5.125% due 09/30/2014	535,000	315,346
Citigroup, Inc.
5.50% due 04/11/2013	5,530,000	5,182,965
5.625% due 08/27/2012	981,000	918,446
5.85% due 12/11/2034	1,230,000	955,235
6.125% due 11/21/2017	5,385,000	4,721,358
6.125% due 05/15/2018	5,158,000	4,511,501
8.50% due 05/22/2019	4,145,000	4,216,456
CME Group, Inc.
5.75% due 02/15/2014	1,975,000	2,106,174
CNA Financial Corp.
6.00% due 08/15/2011	1,580,000	1,503,515
Colonial Properties Trust
6.25% due 06/15/2014	554,000	469,001
Colonial Realty LP
5.50% due 10/01/2015	569,000	448,458
Comerica Capital Trust II
6.576% due 02/20/2037 (b)	4,000,000	2,360,000
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	491,000	529,848
Developers Diversified Realty Corp.
4.625% due 08/01/2010	1,103,000	997,274
Dresdner Bank AG
7.25% due 09/15/2015	879,000	754,494
Drummond Company, Inc.
7.375% due 02/15/2016 (f)	1,695,000	1,237,350
Duke Realty LP
5.95% due 02/15/2017	2,050,000	1,589,094
6.25% due 05/15/2013	1,750,000	1,573,903
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	2,170,236
ERP Operating LP, REIT
5.125% due 03/15/2016	2,300,000	2,109,323
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(f)	1,845,000	913,275
Foundation Re II, Ltd.
7.5756% due 11/26/2010 (b)(f)	900,000	841,003
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	3,144,620
5.625% due 05/01/2018	$1,845,000	$1,744,970
5.875% due 01/14/2038	2,210,000	1,748,965
5.90% due 05/13/2014	2,000,000	2,041,322
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	1,460,000	657,110
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	2,995,000	1,825,303
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	2,800,000	2,754,153
5.95% due 01/18/2018	2,975,000	2,885,628
6.00% due 05/01/2014	2,225,000	2,322,144
6.75% due 10/01/2037	1,735,000	1,542,405
7.50% due 02/15/2019	4,860,000	5,203,952
Goldman Sachs Group, Inc., MTN
1.5006% due 07/22/2015 (b)	2,135,000	1,838,030
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	370,283
HBOS PLC
5.375% due 12/29/2049 (b)(f)	1,128,000	545,143
HCP, Inc., MTN
6.30% due 09/15/2016	2,480,000	2,150,946
Health Care Property Investors, Inc.
6.45% due 06/25/2012	648,000	630,643
Health Care Property Investors, Inc., MTN
4.875% due 09/15/2010	1,471,000	1,442,666
5.625% due 02/28/2013	2,480,000	2,284,018
Health Care, Inc.
6.00% due 11/15/2013	755,000	692,785
6.20% due 06/01/2016	3,380,000	2,928,618
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,445,000	1,439,480
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,190,000	1,002,337
Hospitality Properties Trust
6.75% due 02/15/2013	4,128,000	3,631,303
HRPT Properties Trust
6.65% due 01/15/2018	995,000	800,622
HSBC Bank USA, Inc.
4.625% due 04/01/2014	2,350,000	2,307,199
HSBC Finance Corp.
5.00% due 06/30/2015	4,767,000	4,441,867
HSBC Holdings PLC
6.50% due 09/15/2037	1,000,000	967,313
HVB Funding Trust III
9.00% due 10/22/2031 (f)	500,000	270,000
Independence Community Bank Corp.
3.0275% due 04/01/2014 (b)	265,000	188,465
International Lease Finance Corp.
4.55% due 10/15/2009	393,000	381,213
4.75% due 07/01/2009	1,530,000	1,530,000
International Lease Finance Corp., Series P
1.5313% due 01/15/2010 (b)	652,000	605,769
Jefferies Group, Inc.
6.45% due 06/08/2027	1,090,000	801,807
JPMorgan Chase & Company
0.854% due 12/26/2012 (b)	7,595,000	7,639,233
4.65% due 06/01/2014	2,455,000	2,448,524
6.75% due 02/01/2011	922,000	963,917

The accompanying notes are an integral part of the financial statements.

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
JPMorgan Chase & Company, Series 1
7.90% due 12/31/2049 (b)	$8,535,000	$7,468,979
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	4,045,000	3,215,059
JPMorgan Chase Capital XXIII
1.8831% due 05/15/2047 (b)	4,175,000	2,128,803
Kazkommerts International BV
8.50% due 04/16/2013	350,000	220,500
Kimco Realty Corp.
5.70% due 05/01/2017	4,678,000	3,878,506
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (f)	2,837,000	1,724,539
7.30% due 06/15/2014 (f)	2,115,000	1,771,469
7.50% due 08/15/2036 (f)	6,245,000	4,303,679
7.80% due 03/15/2037 (f)	2,485,000	1,391,600
Lincoln National Corp.
6.05% due 04/20/2067 (b)	2,265,000	1,438,275
7.00% due 05/17/2066 (b)	5,355,000	3,373,650
8.75% due 07/01/2019	1,930,000	1,946,353
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(f)	1,570,000	533,800
6.413% due 12/31/2049 (f)	2,255,000	811,800
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,587,844
Massachusetts Mutual Life Insurance Company
8.875% due 06/01/2039	830,000	881,370
MBNA Capital, Series B
1.8275% due 02/01/2027 (b)	1,157,000	608,007
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)	1,600,000	1,072,000
Merna Reinsurance, Ltd., Series B
2.3475% due 07/07/2010 (b)(f)	1,000,000	931,400
Merrill Lynch & Company, Inc.
1.5662% due 05/02/2017 (b)	4,000,000	2,144,729
7.75% due 05/14/2038	7,525,000	6,990,010
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013	2,000,000	2,002,826
6.875% due 04/25/2018	4,895,000	4,530,597
MetLife, Inc.
6.40% due 12/15/2036 (b)	500,000	357,500
6.75% due 06/01/2016	1,370,000	1,394,735
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (f)	1,415,000	1,439,164
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	1,045,000	992,750
Morgan Stanley
1.5569% due 10/18/2016 (b)	3,315,000	2,681,222
7.30% due 05/13/2019	1,975,000	2,047,976
Morgan Stanley, MTN
5.95% due 12/28/2017	1,265,000	1,213,843
6.625% due 04/01/2018	3,570,000	3,558,954
Nationwide Health Properties, Inc.
6.50% due 07/15/2011	1,535,000	1,512,237
Nationwide Mutual Insurance Company
5.81% due 12/15/2024 (b)(f)	1,130,000	663,582
Natixis
10.00% due 04/29/2049 (b)(f)	1,485,000	890,822
Nelnet, Inc.
7.40% due 09/29/2036 (b)	2,290,000	1,268,300
Northern Trust Company
6.50% due 08/15/2018	$855,000	$930,243
Northern Trust Corp.
4.625% due 05/01/2014	1,535,000	1,577,378
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (f)	6,150,000	3,075,000
Osiris Capital PLC, Series C
3.9813% due 01/15/2010 (b)(f)	4,805,000	4,705,688
Osiris Capital PLC, Series D
6.1312% due 01/15/2010 (b)(f)	1,875,000	1,843,907
PartnerRe Finance A LLC
6.875% due 06/01/2018	2,000,000	1,880,070
PNC Financial Services Group, Inc.
8.25% due 12/31/2049 (b)	3,000,000	2,517,210
PNC Funding Corp.
1.1794% due 01/31/2012 (b)	4,000,000	3,683,692
Progressive Corp.
6.70% due 06/15/2037 (b)	1,135,000	800,295
ProLogis
5.625% due 11/15/2015	1,550,000	1,229,004
5.625% due 11/15/2016	3,100,000	2,382,958
6.625% due 05/15/2018	2,165,000	1,704,728
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,262,683
6.10% due 06/15/2017	3,900,000	3,710,265
7.375% due 06/15/2019	830,000	814,919
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	2,600,000	2,523,157
5.70% due 12/14/2036	2,420,000	1,815,603
QBE Insurance Group, Ltd.
9.75% due 03/14/2014	1,620,000	1,757,694
Rabobank Nederland
11.00% due 12/29/2049 (b)(f)	3,292,000	3,662,906
Realty Income Corp.
5.95% due 09/15/2016	3,030,000	2,695,152
Rouse Company LP
3.625% due 03/15/2049 ^	2,800,000	1,764,000
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049	1,400,000	567,000
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,890,000	1,575,523
Shinhan Bank
6.819% due 09/20/2036 (b)	2,670,000	1,855,338
Silicon Valley Bank
6.05% due 06/01/2017	2,185,000	1,690,524
Simon Property Group LP
5.625% due 08/15/2014	3,795,000	3,623,789
5.875% due 03/01/2017	2,520,000	2,313,730
6.10% due 05/01/2016	1,000,000	933,206
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,500,000	1,381,475
10.35% due 04/01/2019	1,440,000	1,636,177
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(f)	2,100,000	1,102,500
SLM Corp.
1.3919% due 01/27/2014 (b)	6,390,000	4,441,830
4.50% due 07/26/2010	1,895,000	1,790,775
SLM Corp., MTN
8.45% due 06/15/2018	1,610,000	1,377,331

The accompanying notes are an integral part of the financial statements.

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
SLM Corp., MTN, Series A
1.2319% due 07/27/2009 (b)	$4,000,000	$3,982,964
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(f)	2,000,000	1,598,540
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,236,989
StanCorp Financial Group, Inc.
6.90% due 06/01/2067 (b)	4,850,000	2,358,904
Standard Chartered PLC
6.409% due 01/30/2017 (b)(f)	5,000,000	3,325,000
SunTrust Capital VIII
6.10% due 12/01/2066 (b)	1,375,000	893,173
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	2,525,000	1,717,000
Symetra Financial Corp.
6.125% due 04/01/2016 (f)	1,650,000	1,248,834
8.30% due 10/15/2037 (b)(f)	1,550,000	670,375
Teco Finance, Inc.
6.572% due 11/01/2017	1,257,000	1,165,728
7.00% due 05/01/2012	1,143,000	1,162,998
Textron Financial Corp.
6.00% due 02/15/2067 (b)(f)	3,000,000	1,350,000
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	3,055,000	2,524,273
TuranAlem Finance BV
7.875% due 06/02/2010	638,000	143,550
8.50% due 02/10/2015 (f)	600,000	132,000
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	1,840,000	1,713,518
Ucar Finance, Inc.
10.25% due 02/15/2012	111,000	104,895
USB Capital IX
6.189% due 03/29/2049 (b)	6,605,000	4,458,375
USB Realty Corp.
6.091% due 12/22/2049 (b)(f)	2,600,000	1,508,000
Vita Capital III, Ltd., Series B-I
2.3075% due 01/01/2011 (b)(f)	4,280,000	3,911,492
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	531,720
Wachovia Bank NA
5.85% due 02/01/2037	1,605,000	1,415,830
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	1,355,000	1,320,878
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,603,382
Washington Mutual Bank FA
zero coupon due 01/15/2015 ^	1,070,000	535
WEA Finance LLC
7.125% due 04/15/2018 (f)	2,000,000	1,856,260
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (f)	721,000	705,693
Westfield Group
5.40% due 10/01/2012 (f)	2,007,000	1,925,923
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(f)	5,530,000	3,242,681
XL Capital, Ltd.
5.25% due 09/15/2014	441,000	370,118
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	$1,715,000	$840,350

		394,714,964
Industrial - 2.81%
BAE Systems Asset Trust
6.664% due 09/15/2013 (f)	1,541,885	1,541,885
7.156% due 12/15/2011 (f)	640,594	631,606
BE Aerospace, Inc.
8.50% due 07/01/2018	1,090,000	1,027,325
BWAY Corp.
10.00% due 04/15/2014 (f)	1,365,000	1,361,587
Caterpillar, Inc.
7.25% due 09/15/2009	687,000	694,770
CMA CGM SA
7.25% due 02/01/2013 (f)	2,610,000	1,148,400
Commercial Metals Company
7.35% due 08/15/2018	1,195,000	1,087,801
CRH America, Inc.
8.125% due 07/15/2018	1,840,000	1,771,381
CSX Corp.
5.50% due 08/01/2013	2,470,000	2,513,961
6.25% due 04/01/2015	635,000	656,493
7.375% due 02/01/2019	2,540,000	2,758,542
Eaton Corp.
4.90% due 05/15/2013	1,665,000	1,675,305
FedEx Corp.
7.375% due 01/15/2014	1,575,000	1,700,995
GATX Corp.
8.75% due 05/15/2014	2,280,000	2,396,985
General Electric Company
5.00% due 02/01/2013	4,125,000	4,292,128
Graphic Packaging International Corp.
9.50% due 06/15/2017 (f)	465,000	458,025
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	1,580,000	1,501,000
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	2,015,000	2,015,476
Jabil Circuit, Inc.
5.875% due 07/15/2010	853,000	835,940
Masco Corp.
4.80% due 06/15/2015	2,540,000	1,996,389
6.125% due 10/03/2016	2,000,000	1,679,192
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,850,000	1,517,000
RailAmerica, Inc.
9.25% due 07/01/2017 (f)	990,000	955,350
Sealed Air Corp.
7.875% due 06/15/2017 (f)	785,000	777,998
Solo Cup Company
10.50% due 11/01/2013 (f)	330,000	331,072
Terex Corp.
10.875% due 06/01/2016	990,000	987,525
Tyco Electronics Group SA
6.00% due 10/01/2012	1,740,000	1,708,722
6.55% due 10/01/2017	6,840,000	6,210,214
7.125% due 10/01/2037	3,755,000	3,042,568

The accompanying notes are an integral part of the financial statements.

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Union Pacific Corp.
5.45% due 01/31/2013	$2,400,000	$2,488,073
5.70% due 08/15/2018	3,300,000	3,306,745
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011	1,755,000	1,096,875
Waste Management, Inc.
7.75% due 05/15/2032	625,000	662,451

		56,829,779
Technology - 0.41%
Computer Sciences Corp.
6.50% due 03/15/2018	3,510,000	3,586,620
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	150,741
Fiserv, Inc.
6.80% due 11/20/2017	1,425,000	1,441,135
Xerox Corp.
6.75% due 02/01/2017	2,230,000	2,029,300
8.25% due 05/15/2014	1,115,000	1,159,447

		8,367,243
Utilities - 4.95%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	2,706,947	2,517,461
AES Gener SA
7.50% due 03/25/2014	906,000	934,484
American Electric Power Company, Inc.
5.25% due 06/01/2015	540,000	530,023
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,741,235
7.00% due 04/01/2038	1,755,000	1,818,527
Arizona Public Service Company
5.50% due 09/01/2035	1,118,000	856,676
Atmos Energy Corp.
8.50% due 03/15/2019	1,645,000	1,921,107
BVPS II Funding Corp.
8.89% due 06/01/2017	911,000	904,167
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	543,485
Commonwealth Edison Company
5.80% due 03/15/2018	7,090,000	7,200,001
Delmarva Power & Light Company
6.40% due 12/01/2013	1,425,000	1,519,791
Dominion Resources, Inc.
5.70% due 09/17/2012	368,000	391,441
6.30% due 09/30/2066 (b)	3,200,000	2,176,000
7.50% due 06/30/2066 (b)	1,680,000	1,260,000
DTE Energy Company
7.625% due 05/15/2014	1,255,000	1,309,795
Duke Energy Corp.
6.30% due 02/01/2014	1,425,000	1,538,486
Enel Finance International SA
6.25% due 09/15/2017 (f)	2,335,000	2,437,913
Enersis SA
7.375% due 01/15/2014	633,000	677,144
Entergy Louisiana LLC
8.09% due 01/02/2017	1,999,474	1,921,214
Exelon Generation Company, LLC
6.95% due 06/15/2011	2,033,000	2,152,849
FirstEnergy Corp.
6.45% due 11/15/2011	$481,000	$502,049
7.375% due 11/15/2031	3,014,000	2,844,788
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,465,000	1,472,325
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (f)	7,280,000	7,190,944
ITC Holdings Corp.
5.875% due 09/30/2016 (f)	723,000	684,366
Jersey Central Power & Light Company, Series WI
6.40% due 05/15/2036	2,000,000	1,922,364
Michigan Consolidated Gas Company
5.70% due 03/15/2033	736,000	698,141
Midwest Generation LLC, Series B
8.56% due 01/02/2016	2,425,095	2,376,593
Monongahela Power Company
7.95% due 12/15/2013 (f)	2,690,000	2,863,976
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,583,873
Nevada Power Company
5.875% due 01/15/2015	1,495,000	1,531,517
6.65% due 04/01/2036	2,330,000	2,369,869
NiSource Finance Corp.
6.15% due 03/01/2013	977,000	971,166
6.80% due 01/15/2019	1,000,000	937,093
Oncor Electric Delivery Company
6.375% due 05/01/2012	3,265,000	3,445,326
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,403,335
4.80% due 03/01/2014	598,000	629,564
8.25% due 10/15/2018	1,715,000	2,092,863
PG&E Corp.
5.75% due 04/01/2014	1,710,000	1,822,036
PNPP II Funding Corp.
9.12% due 05/30/2016	715,000	726,397
PPL Energy Supply LLC
6.50% due 05/01/2018	2,000,000	2,030,436
Progress Energy, Inc.
5.625% due 01/15/2016	2,000,000	2,038,630
PSEG Power LLC
5.00% due 04/01/2014	736,000	741,867
8.625% due 04/15/2031	736,000	867,327
Scottish Power PLC
4.91% due 03/15/2010	1,265,000	1,288,180
Sempra Energy
6.50% due 06/01/2016	1,685,000	1,758,875
8.90% due 11/15/2013	1,455,000	1,625,866
Southern Power Company, Series D
4.875% due 07/15/2015	1,115,000	1,078,487
Southern Union Company
7.20% due 11/01/2066 (b)	4,880,000	3,318,400
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (f)	798,000	788,713
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	1,935,342
Texas Competitive Electric Holdings Company LLC, Series A
10.25% due 11/01/2015	2,120,000	1,319,700

The accompanying notes are an integral part of the financial statements.

10

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
TransAlta Corp.
6.65% due 05/15/2018	$2,157,000	$2,085,355
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (f)	344,000	330,305
Veolia Environnement
6.00% due 06/01/2018	2,400,000	2,446,217
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	2,077,882

		100,151,966

TOTAL CORPORATE BONDS (Cost $1,101,764,483)		$1,031,738,125

MUNICIPAL BONDS - 0.34%
District of Columbia - 0.23%
George Washington University, DC, Series B
5.095% due 09/15/2032	4,750,000	4,541,570
New Jersey - 0.11%
New Jersey State Turnpike Authority
7.414% due 01/01/2040	1,885,000	2,235,007

TOTAL MUNICIPAL BONDS (Cost $6,818,957)		$6,776,577

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.22%
American Home Mortgage Assets, Series 2006-6, Class A1A
0.5038% due 12/25/2046 (b)	2,547,761	1,031,164
American Home Mortgage Assets, Series 2006-6, Class XP
3.0845% IO due 12/25/2046	37,249,302	884,671
American Home Mortgage Investment Trust, Series 2004-4, Class 5A
4.44% due 02/25/2045	3,255,928	2,477,089
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	29,800,004	1,303,750
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (f)	2,850,000	2,493,750
Banc of America Alternative Loan Trust, Series 2006-7, Class A3
5.9133% due 10/25/2036 (b)	3,300,000	1,471,164
Banc of America Commercial Mortgage Inc, Series 2006-3, Class AM
6.0074% due 07/10/2044 (b)	6,440,000	3,040,542
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3
4.128% due 07/10/2042	1,341,268	1,338,133
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	2,524,154	1,308,226
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.3513% due 09/10/2047 (b)	3,075,000	2,671,712
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A3
5.9007% due 05/10/2045 (b)	5,245,000	4,467,160
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4
5.889% due 07/10/2044	4,420,000	3,509,670
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A3A
5.60% due 08/10/2013	$4,215,000	$3,531,068
Banc of America Funding Corp., Series 2006-B, Class 6A1
5.8803% due 03/20/2036 (b)	2,110,473	1,333,446
Banc of America Funding Corp., Series 2007-E, Class 4A1
5.8114% due 09/20/2037 (b)	1,733,168	1,042,905
Banc of America Large Loan, Series 2005-MIB1, Class B
0.5794% due 03/15/2022 (b)(f)	4,495,000	3,195,502
Banc of America Large Loan, Series 2006-BIX1, Class C
0.4994% due 10/15/2019 (b)(f)	5,214,117	3,646,687
Bank of America Commercial Mortgage, Inc., Series 2005-5, Class XC
0.0922% IO due 10/10/2045 (f)	291,303,329	857,655
Bank of America Commercial Mortgage, Inc., Series 2001-3, Class A1
4.89% due 04/11/2037	51,449	51,485
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.2325% due 04/25/2035 (b)	1,020,635	164,064
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4, Class A
5.00% due 09/25/2033	433,367	258,629
Bear Stearns Asset Backed Securities, Inc., Series 2004-AC5, Class A1
5.25% due 10/25/2034	383,924	311,154
Bear Stearns Commercial Mortgage Securities, Inc.
4.997% due 06/11/2041 (f)	2,690,000	884,465
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5, Class X1
0.3418% IO due 07/11/2042	31,967,159	401,338
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16, Class X1
0.38% IO due 08/13/2046	29,256,958	364,299
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	3,347,708	1,691,962
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-BBA7, Class G
0.7594% due 03/15/2019 (f)	2,300,000	1,131,473
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (f)	2,245,000	437,961
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T24, Class AY
0.6035% IO due 10/12/2041	163,625,962	2,255,404
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A1
0.5337% due 08/25/2036 (b)	1,711,181	704,504
Bear Stearns Mortgage Funding Trust, Series 2006-AR4, Class A1
0.5238% due 12/25/2036 (b)	1,870,505	760,619
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,460,219
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3
5.9166% due 03/15/2049 (b)	3,544,000	2,990,573

The accompanying notes are an integral part of the financial statements.

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2B1
4.9099% due 04/25/2035 (b)	$1,549,659	$441,880
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A5A
5.8273% due 12/25/2035 (b)	1,805,514	1,109,599
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 2A3
5.00% due 08/25/2035	1,077,119	899,058
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class C
5.3992% due 09/15/2020 (b)	1,055,000	480,757
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.3992% due 09/15/2020 (b)	2,080,000	1,844,207
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,289,336
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class B
5.3991% due 06/10/2044 (b)	4,250,635	898,962
Commercial Mortgage Pass Through Certificates, Series 2005-FL11, Class AJ
0.5194% due 11/15/2017 (b)(f)	2,413,357	2,097,176
Countrywide Alternative Loan Trust, Series 2007-25, Class 1A2
6.50% due 11/25/2037	4,901,757	3,013,815
Countrywide Alternative Loan Trust, Series 2006-OA3, Class X
2.9107% IO due 05/25/2036	13,270,294	441,653
Countrywide Alternative Loan Trust, Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	2,022,421	1,041,231
Countrywide Alternative Loan Trust, Series 2006-OA12, Class X
4.0693% IO due 09/20/2046	20,545,090	603,512
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB2, Class 4A
3.0431% due 07/20/2034 (b)	4,788,589	4,238,496
Countrywide Home Loans, Series 2005-12, Class 2A5
5.50% due 05/25/2035	645,252	521,138
Credit Suisse Mortgage Capital Certificates, Series 2006-7, Class 3A4
6.25% due 08/25/2036	3,625,000	2,182,647
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	5,965,071
Credit Suisse Mortgage Capital Certificates, Series 2006-TFLA, Class B
0.5494% due 04/15/2021 (b)(f)	4,095,000	2,724,700
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (f)	6,825,000	6,688,500
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (f)	2,775,000	2,719,500
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (f)	1,390,000	1,362,200
CS First Boston Mortgage Securities Corp, Series 2005-C1, Class A3
4.813% due 02/15/2038	2,345,000	2,162,761
CS First Boston Mortgage Securities Corp, Series 2005-C5, Class F
5.10% due 08/15/2038 (b)	$3,000,000	$994,909
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,563,174	1,588,932
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,589,858	1,605,941
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	964,820
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	513,967
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class AX
0.2434% IO due 02/15/2038 (f)	54,151,638	379,982
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class B
5.016% due 04/15/2037	4,091,947	1,754,964
CS First Boston Mortgage Securities Corp., Series 2005-TF2A, Class K
1.5194% due 09/15/2020 (b)(f)	1,000,000	441,968
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (f)	13,660,000	12,339,488
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (f)	970,000	808,311
DSLA Mortgage Loan Trust, Series 2005-AR5, Class X2
3.4275% IO due 08/19/2045	26,913,777	470,991
Federal Home Loan Mortgage Corp., Series 2005-3019, Class MD
4.75% due 01/15/2031	1,076,476	1,108,816
Federal Home Loan Mortgage Corp., Series T-41, Class 3A
7.50% due 07/25/2032	159,477	158,795
Federal National Mortgage Association, Series 2002-W3, Class A5
7.50% due 11/25/2041	300,788	300,700
First Horizon Alternative Mortgage Securities, Series 2006-RE1, Class A1
5.50% due 05/25/2035	3,167,262	2,002,304
First Horizon Alternative Mortgage Securities, Series 2004-AA5, Class B1
5.2147% due 12/25/2034 (b)	707,385	100,102
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	155,699	156,385
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A1
6.079% due 05/15/2033	16,849	16,976
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,108,847
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	735,063
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class XC
0.2148% IO due 06/10/2048 (f)	89,616,980	853,414

The accompanying notes are an integral part of the financial statements.

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	$3,096,263	$1,458,922
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039 (f)	4,260,000	676,946
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (f)	1,200,000	1,188,000
Global Tower Partners Acquisition Partners LLC, Series 2007-1A, Class F
7.0496% due 05/15/2037 (f)	725,000	569,742
GMAC Commercial Mortgage Securities Inc, Series 2004-C2, Class A2
4.76% due 08/10/2038	2,652,120	2,600,379
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class B
5.6844% due 05/10/2040 (b)	6,983,000	5,752,534
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1
5.6322% due 04/19/2036 (b)	1,193,871	828,140
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A3
0.5938% due 06/25/2045 (b)	560,436	144,674
Greenpoint Mortgage Funding Trust, Series 2006-AR1, Class A2A
0.6837% due 02/25/2036 (b)	4,011,549	1,482,017
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class XC
0.3996% IO due 08/10/2042 (f)	194,009,121	2,504,541
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class C
5.554% due 02/10/2017	1,695,000	306,007
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class F
5.633% due 02/10/2017	935,000	133,998
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2
4.112% due 01/11/2017	755,783	747,352
GS Mortgage Securities Corp II, Series 2007-GG10, Class A4
5.9932% due 08/10/2045 (b)	3,900,000	2,947,114
GS Mortgage Securities Corp. II, Series 2005-GG4, Class XC
0.2354% IO due 07/10/2039 (f)	100,512,990	1,321,726
GS Mortgage Securities Corp. II, Series 2006-GG8, Class X
0.8616% IO due 11/10/2039	58,601,666	1,196,511
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.5699% due 08/25/2034 (b)	1,584,664	477,719
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1
5.3518% due 01/25/2036 (b)	2,305,563	1,444,701
Harborview Mortgage Loan Trust, Series 2005-16, Class 2A1B
0.6431% due 01/19/2036 (b)	1,435,437	436,277
Harborview Mortgage Loan Trust, Series 2005-16, Class X3
3.4148% IO due 01/19/2036 (b)	60,221,607	1,580,817
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A3
4.7875% due 11/19/2034 (b)	658,803	407,703
Harborview Mortgage Loan Trust, Series 2005-8, Class 1X
3.2052% IO due 09/19/2035	$23,314,392	$233,144
Harborview Mortgage Loan Trust, Series 2006-SB1, Class A1A
2.19% due 12/19/2036 (b)	2,976,813	1,045,466
Harborview Mortgage Loan Trust, Series 2007-3, Class ES
0.35% due 05/19/2047	62,034,694	252,016
Harborview Mortgage Loan Trust, Series 2007-4, Class ES
0.35% due 07/19/2047	64,302,759	281,325
Harborview Mortgage Loan Trust, Series 2007-6, Class ES
0.3425% due 08/19/2037 (f)	46,162,670	187,536
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
0.82% due 10/03/2015 (b)(f)	430,000	429,452
IndyMac Index Mortgage Loan Trust, Series 2004-AR13, Class B1
5.2962% due 01/25/2035	1,028,907	188,595
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X
3.2335% IO due 10/25/2036	41,757,895	626,368
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2X
2.9696% IO due 10/25/2036	67,995,189	809,143
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class B1
4.559% due 05/25/2035 (b)	1,674,656	94,684
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2005-CB11, Class A3
5.197% due 08/12/2037	4,138,000	3,696,921
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2007-LDPX, Class A2S
5.305% due 01/15/2049	2,325,000	2,101,267
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class G
5.4994% due 12/15/2044 (b)	2,460,000	778,881
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.3444% due 12/15/2044 (b)	7,990,000	6,754,660
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,544,411
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	3,625,000	2,735,901
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	471,944
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
6.0653% due 04/15/2045 (b)	2,675,000	2,270,450
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	4,530,000	3,745,071
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class X
0.7614% IO due 05/15/2045	89,081,514	1,763,627

The accompanying notes are an integral part of the financial statements.

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A5
5.7903% due 01/25/2037 (b)	$3,580,786	$996,021
JPMorgan Mortgage Trust, Series 2005-S2, Class 2A16
6.50% due 09/25/2035	1,461,668	1,117,948
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4
6.462% due 03/15/2031	1,470,381	1,526,775
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A2
4.31% due 02/15/2030	2,183,000	2,140,779
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class XCL
0.3021% IO due 03/17/2020 (f)	46,682,037	609,261
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class E
5.4559% due 04/15/2040 (b)	2,990,000	873,730
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class G
5.111% due 07/15/2040 (b)(f)	1,999,528	664,803
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,787,288
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4
6.0799% due 06/15/2038 (b)	3,165,000	2,649,957
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	5,266,841	3,378,919
Mastr Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1
4.3694% due 04/21/2034 (b)	2,085,823	1,824,680
Mastr Adjustable Rate Mortgages Trust, Series 2004-8, Class 5A1
4.5202% due 08/25/2034 (b)	3,629,352	2,583,310
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 2A1
4.7367% due 03/25/2035 (b)	6,212,296	3,206,605
Mastr Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
4.9859% due 02/25/2036 (b)	6,861,501	5,277,252
Merrill Lynch Mortgage Trust, Series 2008-C1, Class X
0.7088% IO due 02/14/2051 (f)	54,469,304	984,805
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,335,292
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class XC
0.0904% IO due 08/12/2020 (f)	273,948,053	1,054,536
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class XP
0.2911% IO due 07/12/2038	219,212,248	1,110,332
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6
5.4147% due 11/12/2037 (b)	2,855,000	2,421,751
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A1
5.077% due 11/12/2037	984,491	985,262
Merrill Lynch Mortgage Trust, Series 2006-C2, Class X
0.5582% IO due 08/12/2026	$102,477,738	$1,477,606
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
6.1043% due 06/12/2046 (b)	4,565,000	3,751,552
MLCC Mortgage Investors, Inc., Series 2005-A, Class A1
0.5437% due 03/25/2030 (b)	117,023	81,031
MLCC Mortgage Investors, Inc., Series 2007-3, Class M1
5.9247% due 09/25/2037 (b)	1,452,696	349,849
MLCC Mortgage Investors, Inc., Series 2007-3, Class M2
5.9247% due 09/25/2037 (b)	546,889	92,929
MLCC Mortgage Investors, Inc., Series 2007-3, Class M3
5.9247% due 09/25/2037 (b)	353,931	67,271
Morgan Stanley Capital I, Series 2005-RR6, Class A2FL
0.535% due 05/24/2043 (b)	1,701,623	1,188,141
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.8029% due 06/11/2042 (b)	955,000	801,306
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	544,747	535,903
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A
4.882% due 08/13/2042	5,685,000	5,540,798
Morgan Stanley Capital I, Series 2005-HQ7, Class A2
5.378% due 11/14/2042 (b)	2,185,000	2,000,997
Morgan Stanley Capital I, Series 2005-HQ7, Class A4
5.378% due 11/14/2042 (b)	2,795,000	2,463,810
Morgan Stanley Capital I, Series 2005-HQ7, Class AJ
5.378% due 11/14/2042 (b)	10,560,000	5,365,706
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A
5.23% due 09/15/2042 (b)	2,535,000	2,248,970
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.2628% IO due 07/15/2056 (f)	36,390,188	662,654
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1956% IO due 12/31/2041 (f)	74,340,406	787,510
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	414,285
Morgan Stanley Capital I, Series 2007-SRR3, Class A
0.615% due 12/20/2049 (b)(f)	3,000,000	240,000
Morgan Stanley Capital I, Series 2007-SRR3, Class B
0.715% due 12/20/2049 (b)(f)	3,000,000	150,000
Multi Security Asset Trust, Series 2005-RR4A, Class F
5.88% due 11/28/2035 (b)(f)	580,000	34,800
Provident Funding Mortgage Loan Trust, Series 2005-1, Class B1
4.4074% due 05/25/2035 (b)	1,731,128	378,354

The accompanying notes are an integral part of the financial statements.

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Residential Accredit Loans, Inc., Series 2005-QO4, Class XIO
3.3912% IO due 12/25/2045 (b)	$48,771,379	$1,219,284
Residential Accredit Loans, Inc., Series 2007-QS10, Class A1
6.50% due 09/25/2037	3,130,974	1,705,892
Residential Accredit Loans, Inc., Series 2005-QA12, Class NB5
5.9521% due 12/25/2035 (b)	2,358,208	1,128,378
Residential Accredit Loans, Inc., Series 2007-QS11, Class A1
7.00% due 10/25/2037	2,617,928	1,400,591
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2
6.592% due 12/18/2033	545,311	557,344
Salomon Brothers Mortgage Securities VII, Series 2001-C1, Class A3
6.428% due 12/18/2035	1,963,853	2,000,243
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (f)	5,370,000	4,725,600
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (f)	755,000	664,400
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (f)	4,716,000	4,409,460
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (f)	615,000	571,950
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (f)	545,000	506,850
Sequoia Mortgage Trust, Series 2005-3, Class A1
0.515% due 04/15/2032 (b)	247,083	154,042
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1
5.256% due 09/25/2035 (b)	2,153,499	1,179,464
Structured Asset Securities Corp., Series 1998-RF2, Class A
8.3456% due 07/15/2027 (b)(f)	301,067	215,168
Structured Asset Securities Corp., Series 2003-6A, Class B1
4.9345% due 03/25/2033 (b)	2,178,780	616,536
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (f)	4,800,000	4,080,000
Trapeza CDO LLC Series 2007-12A, Class B
1.7259% due 04/06/2042 (b)(f)	3,000,000	150,000
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class E
5.5296% due 12/15/2044 (b)	3,640,000	1,208,545
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class XC
0.1386% IO due 03/15/2042 (f)	46,398,343	245,262
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	942,076
WAMU Commercial Mortgage Securities Trust, Series 2007-SL3, Class A
5.942% due 03/23/2045 (f)	2,447,018	2,435,835
WAMU Mortgage Pass Through Certificates, Series 2005-AR13, Class X
2.5161% IO due 10/25/2045	145,596,601	2,001,953
WAMU Mortgage Pass Through Certificates, Series 2005-AR19, Class A1B3
0.6637% due 12/25/2045 (b)	$1,035,365	$286,544
WAMU Mortgage Pass Through Certificates, Series 2006-AR4, Class 1A1B
2.28% due 05/25/2046 (b)	2,639,808	475,165
WAMU Mortgage Pass Through Certificates, Series 2005-AR13, Class B1
0.9137% due 10/25/2045 (b)	3,826,907	497,498
WAMU Mortgage Pass Through Certificates, Series 2005-AR6, Class B1
0.9137% due 04/25/2045 (b)	4,291,556	364,782
WAMU Mortgage Pass Through Certificates, Series 2007-OA6, Class 1XPP
0.9503% IO due 07/25/2047	82,064,983	525,733
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-AR19, Class B1
1.0137% due 12/25/2045 (b)	2,242,826	291,567
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB
6.50% due 08/25/2035	1,112,555	717,424
Washington Mutual Mortgage Pass Through Certificates, Series 2007-OA4, Class XPPP
0.9426% IO due 04/25/2047	63,118,292	364,906
Washington Mutual Mortgage Pass-Through, Series 2005-1, Class 6A1
6.50% due 03/25/2035	744,281	509,716
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A3
5.6578% due 10/25/2036 (b)	3,920,175	920,956

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $398,455,148)		$288,056,941

ASSET BACKED SECURITIES - 2.36%
Alesco Preferred Funding, Ltd., Series 12A, Class B
1.7313% due 07/15/2037 (b)(f)	1,910,000	229,200
Alesco Preferred Funding, Ltd., Series 14A, Class B
1.2619% due 09/23/2037 (b)(f)	2,410,000	168,700
Alesco Preferred Funding, Ltd., Series 15A, Class B1
1.2919% due 12/23/2037 (b)(f)	935,000	46,750
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	29,534	25,404
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (f)	6,050,000	484,000
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(f)	2,400,000	1,200,000
Anthracite, Ltd., Series 2002-CIBA, Class A
0.765% due 05/24/2017 (b)(f)	1,980,302	1,188,181
Arbor Realty Mortgage Securities, Series 2006-1A, Class C
1.6919% due 01/26/2042 (b)(f)	1,895,000	227,400
Arbor Realty Mortgage Securities, Series 2006-1A, Class F
2.1419% due 01/26/2042 (b)(f)	3,145,000	157,250
Argent Securities, Inc., Series 2004-W1, Class M3
1.7637% due 03/25/2034 (b)	471,304	80,581

The accompanying notes are an integral part of the financial statements.

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Series 2009-1, Class A4
3.66% due 08/15/2013	$2,690,000	$2,689,681
Capital Trust Re CDO, Ltd.
5.16% due 06/25/2035	3,000,000	750,000
Capital Trust Re CDO, Ltd., Series 2005-1A, Class C
1.065% due 03/20/2050 (b)(f)	1,250,000	187,500
Capital Trust Re CDO, Ltd., Series 2005-1A, Class E
2.415% due 03/20/2050 (b)(e)(f)	834,000	8,340
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
0.785% due 03/20/2050 (b)(f)	1,600,000	128,000
Capital Trust Re CDO, Ltd., Series 2005-3A, Class A1
5.094% due 06/25/2035 (f)	2,670,200	1,548,716
Cedarwoods Credit CDO, Ltd., Series 2007-2A, Class B
0.6938% due 02/25/2052 (b)(f)	5,000,000	750,000
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	653,203
Centex Home Equity, Series 2005-A, Class M4
1.1137% due 01/25/2035 (b)	834,610	549,596
Chase Issuance Trust, Series 2008-A1, Class A1
0.7694% due 01/15/2012 (b)	3,200,000	3,197,657
Contimortgage Home Equity Loan Trust, Series 1995-2, Class A5
8.10% due 08/15/2025	19,491	16,747
Credit-Based Asset Servicing and Securitization, Series 2006-CB2, Class AF2
5.501% due 12/25/2036	2,690,463	1,839,837
Credit-Based Asset Servicing and Securitization, Series 2006-MH1, Class B1
6.25% due 10/25/2036 (f)	2,560,000	1,044,994
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (f)	3,450,000	690,000
Crest, Ltd., Series 2002-IGA, Class A
1.5225% due 07/28/2017 (b)(f)	5,296,698	3,336,920
Crest, Ltd., Series 2003-1A, Class B1
1.6137% due 05/28/2038 (b)(f)	2,400,000	744,000
CW Capital Cobalt I, Series 2005-1A, Class A1
0.9413% due 05/25/2045 (b)(f)	2,412,285	635,414
Dillon Read CMBS CDO, Ltd., Series 2006-1A, Class A3
1.3369% due 12/05/2046 (b)(e)(f)	6,125,000	61
Dominos Pizza Master Issuer LLC, Series 2007-1, Class M1
7.629% due 04/27/2037 (f)	2,940,000	1,587,600
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2
5.261% due 04/25/2037 (f)	2,995,000	2,303,079
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	347,886	103,522
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	347,886	57,145
Equity One ABS, Inc., Series 2004-2, Class AV2
0.5638% due 07/25/2034 (b)	32,203	19,422
Fremont Home Loan Trust, Series 2004-4, Class M7
2.0338% due 03/25/2035 (b)	732,531	30,915
GSAA Home Equity Trust, Series 2006-10, Class AF3
5.9846% due 06/25/2036 (b)	7,000,000	2,763,907
Highland Park CDO, Ltd., Series 2006-1A, Class A2
1.0612% due 11/25/2051 (b)(f)	$8,670,000	$867,000
JER CDO, Series 2006-2A, Class AFL
0.6438% due 03/25/2045 (b)(f)	3,576,351	178,818
JER CDO, Series 2006-2A, Class FFL
1.8138% due 03/25/2045 (b)(f)	2,000,000	20,000
Lehman XS Trust, Series 2005-5N, Class 3A2
0.6737% due 11/25/2035 (b)	2,888,415	782,520
Lehman XS Trust, Series 2005-7N, Class 1A1B
0.6137% due 12/25/2035 (b)	3,414,120	836,950
LNR CDO, Ltd., Series 2006-1A, Class BFL
0.8575% due 05/28/2043 (b)(f)	3,300,000	33,000
Long Beach Mortgage Loan Trust, Series 2002-2, Class M2
2.1137% due 07/25/2032 (b)	967,555	435,400
Long Beach Mortgage Loan Trust, Series 2004-1, Class M3
1.0137% due 02/25/2034 (b)	1,200,000	863,655
New Century Home Equity Loan Trust, Series 2004-A, Class AII5
5.25% due 08/25/2034	892,126	823,828
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
0.815% due 12/24/2050 (b)(f)	4,430,000	221,500
North Street Referenced Linked Notes, Series 2000-1A, Class C
2.7894% due 07/30/2010 (b)(f)	2,500,000	137,500
N-Star Real Estate CDO, Ltd.
0.6575% due 07/27/2040 (b)(f)	2,800,000	840,000
N-Star Real Estate CDO, Ltd., Series 2006-7A, Class C
0.9137% due 06/22/2051 (f)	3,000,000	150,000
N-Star Real Estate CDO, Ltd., Series 2006-8A, Class E
1.07% due 02/01/2041 (b)(f)	2,360,000	70,800
Option One Mortgage Loan Trust, Series 2004-1, Class M1
1.2138% due 01/25/2034 (b)	761,275	469,756
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	3,913,495	2,150,893
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	2,826,008	2,058,573
Prima Capital, Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	3,547,130	1,965,110
RAIT Preferred Funding, Ltd., Series 2007-2A, Class B
1.1137% due 06/25/2045 (b)(f)	3,000,000	450,000
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF3
4.499% due 07/25/2035	831,353	759,941
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4
4.934% due 07/25/2035	1,870,000	848,898
Residential Asset Mortgage Products, Inc., Series 2004-RS9, Class AI4
4.767% due 10/25/2032	534,035	341,203
Residential Asset Mortgage Products, Inc., Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	435,370	285,956

The accompanying notes are an integral part of the financial statements.

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Structured Asset Securities Corp., Series 2004-6XS, Class M1
4.92% due 03/25/2034	$607,663	$225,715
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A3
5.70% due 09/07/2023	57,683	57,334
Wells Fargo Home Equity Trust, Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	2,451,000	1,935,509
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	696,635	502,623

TOTAL ASSET BACKED SECURITIES (Cost $136,205,332)		$47,756,204

SUPRANATIONAL OBLIGATIONS - 0.12%
Financial - 0.09%
Corporacion Andina de Fomento
5.20% due 05/21/2013	736,000	739,335
6.875% due 03/15/2012	1,005,000	1,059,545

		1,798,880
Government - 0.03%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (f)	638,000	670,142

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,521,280)		$2,469,022

PREFERRED STOCKS - 0.45%
Basic Materials - 0.05%
Freeport-McMoRan Copper & Gold, Inc., 6.75%	14,069	1,117,501
Communications - 0.08%
Telephone & Data Systems, Inc., 7.60%	80,100	1,646,055
Consumer, Non-cyclical - 0.07%
Ocean Spray Cranberries, Inc., 6.25%	22,216	1,378,780
Financial - 0.25%
Bank of America Corp., Series MER, 8.625%	94,700	1,920,516
Citigroup, Inc., Series E, 8.40%	4,160,000	3,120,291

		5,040,807

TOTAL PREFERRED STOCKS (Cost $11,645,869)		$9,183,143

TERM LOANS - 0.02%
Consumer, Cyclical - 0.02%
East Valley Tourist Development
7.9963% due 08/06/2012 (b)	725,000	435,000

TOTAL TERM LOANS (Cost $720,067)		$435,000

WARRANTS - 0.00%
Basic Materials - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike price CAD 15.00) *	20,662	6,572

TOTAL WARRANTS (Cost $0)		$6,572

REPURCHASE AGREEMENTS - 0.40%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $8,118,002 on 07/01/2009, collateralized by $1,645,000 Federal Home Loan Bank, 1.625% due 07/27/2011 (valued at $1,653,225, including interest) and $6,615,000 Federal Home Loan Bank, 5.648% due 11/27/2037 (valued at $6,631,538, including interest)	$8,118,000	$8,118,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,118,000)		$8,118,000

SHORT TERM INVESTMENTS - 5.99%
Federal Home Loan Bank Discount Notes zero coupon due 07/01/2009 to 07/15/2009	$121,037,000	$121,031,260

John Hancock Collateral Investment Trust, 0.3952% (c)(g)	32,393	324,276

TOTAL SHORT TERM INVESTMENTS (Cost $121,355,218)		$121,355,536

Total Investments (Active Bond Trust) (Cost $2,359,647,548) - 103.70%		$2,100,858,379
Other assets and liabilities, net - (3.70)%		(74,961,960)

TOTAL NET ASSETS - 100.00%		$2,025,896,419

Core Bond Trust

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 20.69%
U.S. Treasury Bonds - 2.42%
3.50% due 02/15/2039	$16,271,000	$14,069,371
6.25% due 05/15/2030	934,000	1,184,136
8.875% due 02/15/2019	965,000	1,376,181

		16,629,688
U.S. Treasury Notes - 18.27%
0.875% due 05/31/2011	37,760,000	37,624,441
1.875% due 06/15/2012 to 04/30/2014	9,356,000	9,115,216
2.25% due 05/31/2014	17,327,000	17,096,877
2.625% due 06/30/2014	11,205,000	11,240,072
2.75% due 02/15/2019	27,645,000	25,891,201
3.125% due 05/15/2019	25,627,000	24,786,178

		125,753,985

TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,323,170)		$142,383,673

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.21%
Federal Home Loan Mortgage Corp. - 9.03%
3.57% due 06/15/2029	123,705	125,717
3.90% due 01/15/2023	451,241	461,982
4.50% due 06/15/2025	735,000	718,939
5.00% due 10/01/2014 to 12/01/2034	15,164,424	15,736,207
5.50% due 01/01/2017 to 12/01/2037	31,434,746	32,901,619

The accompanying notes are an integral part of the financial statements.

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50% TBA **	$3,000,000	$3,095,859
5.922% due 03/01/2037 (b)	544,243	571,965
5.977% due 11/01/2037 (b)	124,269	130,599
5.993% due 01/01/2037 (b)	5,098,312	5,358,008
6.00% due 08/01/2016 to 03/01/2034	1,852,850	1,966,163
6.371% due 10/01/2037 (b)	246,424	258,976
6.50% due 07/01/2034	784,937	841,324

		62,167,358

Federal National Mortgage Association - 30.38%
4.50% due 09/01/2034 to 05/01/2039	3,570,039	3,579,873
5.00% due 09/01/2033 to 07/01/2035	14,558,895	14,881,929
5.50% due 01/01/2019 to 09/01/2036	73,432,308	77,258,228
5.50% TBA **	72,500,000	74,561,755
5.746% due 05/01/2037 (b)	2,917,215	3,065,811
5.768% due 08/01/2037 (b)	502,653	528,257
5.884% due 02/01/2037 (b)	191,126	200,862
5.936% due 01/01/2037 to 03/01/2037 (b)	655,353	685,956
5.981% due 04/01/2037 (b)	233,413	245,303
6.00% due 12/01/2020 to 02/01/2039	19,842,119	20,910,970
6.02% due 01/01/2037 (b)	229,352	241,034
6.033% due 10/01/2037 (b)	214,124	223,602
6.113% due 12/01/2036 (b)	188,061	197,640
6.121% due 11/01/2037 (b)	546,022	573,835
6.131% due 09/01/2037 (b)	849,142	892,395
6.207% due 09/01/2037 (b)	589,484	619,511
6.277% due 09/01/2037 (b)	814,026	843,162
6.50% due 12/01/2037	3,637,865	3,859,689
6.50% TBA **	3,500,000	3,694,687
7.00% due 08/01/2028 to 06/01/2035	1,838,562	2,008,734

		209,073,233
Government National Mortgage Association - 4.80%
4.50% TBA **	7,500,000	7,435,840
4.50% TBA **	14,500,000	14,427,500
5.00% TBA **	4,000,000	4,050,625
6.00% TBA **	5,500,000	5,723,437
6.50% due 12/15/2032	1,255,967	1,355,535

		32,992,937

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $302,009,270)		$304,233,528

FOREIGN GOVERNMENT OBLIGATIONS - 1.24%
Canada - 0.59%
Province of Ontario
4.10% due 06/16/2014	3,990,000	4,064,365
South Africa - 0.15%
South Africa Government International Bond
6.875% due 05/27/2019	975,000	1,001,812
South Korea - 0.50%
Republic of Korea
7.125% due 04/16/2019	3,230,000	3,477,379

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,334,798)		$8,543,556

CORPORATE BONDS - 20.55%
Basic Materials - 1.02%
Dow Chemical Company
7.60% due 05/15/2014	$1,810,000	$1,864,302
8.55% due 05/15/2019	1,525,000	1,527,715
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	2,540,000	2,555,918
9.00% due 05/01/2019	975,000	1,083,716

		7,031,651
Communications - 3.61%
AT&T Broadband Corp.
8.375% due 03/15/2013	2,203,000	2,511,420
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (f)	3,275,000	3,914,319
British Telecommunications PLC
9.625% due 12/15/2030	795,000	881,383
Cisco Systems, Inc.
5.90% due 02/15/2039	755,000	743,520
France Telecom SA
4.375% due 07/08/2014	975,000	982,585
7.75% due 03/01/2011	650,000	702,996
Qwest Corp.
7.50% due 10/01/2014	650,000	619,937
Rogers Cable, Inc.
5.50% due 03/15/2014	255,000	264,480
Rogers Wireless, Inc.
6.375% due 03/01/2014	2,690,000	2,883,333
Telecom Italia Capital SA
7.175% due 06/18/2019	1,405,000	1,424,241
Telefonica Emisiones SAU
5.877% due 07/15/2019	785,000	809,330
5.984% due 06/20/2011	830,000	873,919
Thomson Reuters Corp.
5.95% due 07/15/2013	350,000	358,042
Time Warner Cable, Inc.
6.75% due 06/15/2039	640,000	618,964
Verizon Wireless Capital LLC
3.75% due 05/20/2011 (f)	1,920,000	1,959,308
5.55% due 02/01/2014 (f)	500,000	530,814
7.375% due 11/15/2013 (f)	3,125,000	3,495,338
8.50% due 11/15/2018 (f)	1,030,000	1,230,946

		24,804,875
Consumer, Cyclical - 0.14%
Nordstrom, Inc.
6.75% due 06/01/2014	950,000	987,537
Consumer, Non-cyclical - 2.96%
Altria Group, Inc.
9.70% due 11/10/2018	1,560,000	1,788,456
9.95% due 11/10/2038	1,390,000	1,604,510
Amgen, Inc.
6.40% due 02/01/2039	1,170,000	1,244,479
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (f)	480,000	497,756
7.75% due 01/15/2019 (f)	1,570,000	1,717,040
Coventry Health Care, Inc.
5.95% due 03/15/2017	765,000	599,750
Diageo Capital PLC
7.375% due 01/15/2014	285,000	322,465

The accompanying notes are an integral part of the financial statements.

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Express Scripts, Inc.
5.25% due 06/15/2012	$1,205,000	$1,244,951
6.25% due 06/15/2014	720,000	761,838
Fortune Brands, Inc.
6.375% due 06/15/2014	1,745,000	1,735,062
Kraft Foods, Inc.
6.125% due 02/01/2018	2,305,000	2,383,192
6.75% due 02/19/2014	395,000	433,224
Pfizer, Inc.
7.20% due 03/15/2039	580,000	688,698
Roche Holdings, Inc.
6.00% due 03/01/2019	2,866,000	3,055,961
Schering-Plough Corp.
6.55% due 09/15/2037	760,000	815,011
UnitedHealth Group, Inc.
6.875% due 02/15/2038	1,615,000	1,494,841
		20,387,234
Diversified - 0.15%
Hutchison Whampoa International, Ltd.
7.625% due 04/09/2019 (f)	930,000	1,031,498
Energy - 2.89%
Anadarko Petroleum Corp.
7.625% due 03/15/2014	1,760,000	1,908,035
8.70% due 03/15/2019	1,920,000	2,150,834
Energy Transfer Partners LP
8.50% due 04/15/2014	1,925,000	2,159,178
9.00% due 04/15/2019	1,445,000	1,650,108
Husky Energy, Inc.
5.90% due 06/15/2014	305,000	319,076
6.80% due 09/15/2037	720,000	714,279
7.25% due 12/15/2019	625,000	682,857
Kinder Morgan, Inc.
6.50% due 09/01/2012	3,105,000	3,035,137
Petrobras International Finance Company
7.875% due 03/15/2019	1,785,000	1,945,650
Plains All American Pipeline LP
6.50% due 05/01/2018	136,000	137,620
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (f)	690,000	593,924
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	675,000	787,794
Valero Energy Corp.
9.375% due 03/15/2019	1,810,000	2,061,615
Weatherford International, Inc.
5.95% due 06/15/2012	250,000	261,026
6.35% due 06/15/2017	300,000	297,079
Weatherford International, Ltd.
9.625% due 03/01/2019	395,000	464,681
XTO Energy, Inc.
5.75% due 12/15/2013	660,000	693,944
		19,862,837
Financial - 7.63%
American Express Company
7.25% due 05/20/2014	1,540,000	1,593,028
8.15% due 03/19/2038	700,000	739,950
Bank of America Corp.
5.375% due 06/15/2014	435,000	412,483
5.75% due 12/01/2017	$960,000	$854,811
7.375% due 05/15/2014	975,000	1,007,191
7.625% due 06/01/2019	2,390,000	2,400,662
Capital One Bank USA NA
8.80% due 07/15/2019	1,450,000	1,481,355
Citigroup, Inc.
6.125% due 05/15/2018	2,393,000	2,093,064
6.50% due 08/19/2013	1,640,000	1,593,060
Credit Suisse New York
5.50% due 05/01/2014	1,780,000	1,849,313
6.00% due 02/15/2018	155,000	154,740
Credit Suisse New York, MTN
5.00% due 05/15/2013	1,240,000	1,267,681
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	2,760,000	1,682,082
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	485,000	477,059
5.15% due 01/15/2014	925,000	928,385
5.45% due 11/01/2012	1,935,000	2,000,771
6.00% due 05/01/2014	1,575,000	1,643,764
6.75% due 10/01/2037	2,220,000	1,973,567
7.50% due 02/15/2019	704,000	753,823
HCP, Inc.
5.65% due 12/15/2013	1,390,000	1,265,528
6.00% due 01/30/2017	110,000	93,250
HCP, Inc., MTN
6.30% due 09/15/2016	185,000	160,454
6.70% due 01/30/2018	395,000	343,135
HSBC Holdings PLC
6.80% due 06/01/2038	690,000	693,424
JPMorgan Chase & Company
0.854% due 12/26/2012 (b)	1,520,000	1,528,852
4.65% due 06/01/2014	1,555,000	1,550,898
5.375% due 10/01/2012	1,935,000	2,026,477
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	1,600,000	1,557,341
JPMorgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	756,000	650,161
Lazard Group LLC
6.85% due 06/15/2017	1,579,000	1,450,559
7.125% due 05/15/2015	805,000	739,586
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (f)	826,000	569,230
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	170,000	165,460
Morgan Stanley
5.30% due 03/01/2013	495,000	501,369
6.00% due 05/13/2014	4,775,000	4,834,535
7.30% due 05/13/2019	660,000	684,387
Morgan Stanley, MTN
5.95% due 12/28/2017	1,335,000	1,281,013
6.625% due 04/01/2018	945,000	942,076
US Bank NA, MTN
5.92% due 05/25/2012	1,065,428	1,114,395
WEA Finance LLC
7.125% due 04/15/2018 (f)	2,500,000	2,320,325
7.50% due 06/02/2014 (f)	2,295,000	2,275,554

The accompanying notes are an integral part of the financial statements.

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Westfield Group
5.40% due 10/01/2012 (f)	$879,000	$843,491
		52,498,289
Technology - 0.55%
Dell, Inc.
5.875% due 06/15/2019	485,000	495,043
Hewlett-Packard Company
4.75% due 06/02/2014	2,349,000	2,452,215
International Business Machines Corp.
7.625% due 10/15/2018	290,000	346,630
Xerox Corp.
6.35% due 05/15/2018	355,000	316,838
8.25% due 05/15/2014	195,000	202,773

		3,813,499
Utilities - 1.60%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (f)	645,000	671,118
Dominion Resources, Inc.
8.875% due 01/15/2019	2,695,000	3,213,898
DPL, Inc.
6.875% due 09/01/2011	1,160,000	1,218,973
Duke Energy Corp.
6.30% due 02/01/2014	955,000	1,031,055
Nevada Power Company, Series A
8.25% due 06/01/2011	1,716,000	1,828,072
Pacificorp
6.25% due 10/15/2037	940,000	1,024,277
Progress Energy, Inc.
6.85% due 04/15/2012	670,000	725,640
Public Service Company of Colorado
5.125% due 06/01/2019	250,000	256,909
Southern Company
4.15% due 05/15/2014	270,000	271,074
Virginia Electric and Power Company
5.00% due 06/30/2019	785,000	791,687

		11,032,703

TOTAL CORPORATE BONDS (Cost $137,677,338)		$141,450,123

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.22%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (f)	485,000	441,350
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.05% due 11/10/2038	222,000	213,507
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2
5.317% due 09/10/2047	315,000	289,495
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.634% due 04/10/2049 (b)	2,302,000	2,090,079
Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	282,474	283,376
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	128,545
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648% due 09/11/2036	$316,000	$292,279
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A5
4.58% due 02/10/2014	77,000	67,605
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4
5.115% due 10/10/2045 (b)	239,000	204,067
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2, Class A2
6.48% due 02/15/2035	8,814,000	8,939,428
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A3
5.61% due 11/15/2033	784,000	791,825
Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2
4.72% due 11/11/2035 (b)	303,000	296,668
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	1,802,408	1,816,332
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	87,000	77,103
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A3
4.24% due 08/13/2039 (b)	193,000	187,922
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4
5.405% due 12/11/2040	1,720,000	1,530,103
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2
5.8568% due 06/11/2040 (b)	4,158,000	3,846,627
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2
5.588% due 09/11/2042	3,000,000	2,729,516
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2
4.83% due 08/15/2038	981,000	926,348
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	3,112,000	3,293,758
Commercial Mortgage Pass Through Certificates, Series 2001-J2A, Class A2
6.096% due 07/16/2034	1,328,000	1,313,285
Countrywide Alternative Loan Trust, Series 2006-OC6, Class 2A1
0.3837% due 07/25/2036 (b)	224,494	191,183
CS First Boston Mortgage Securities Corp.
6.53% due 06/15/2034	630,000	646,031
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2
4.94% due 12/15/2035	854,000	828,180
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A4
6.505% due 02/15/2034	701,121	723,148
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3
6.38% due 12/18/2035	181,033	185,603
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4
5.435% due 09/15/2034	356,293	362,164

The accompanying notes are an integral part of the financial statements.

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3 6.133% due 04/15/2037	$20,000	$19,685
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2 5.183% due 11/15/2036	2,122,000	2,083,275
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4 4.90% due 12/15/2036 (b)	229,000	208,151
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4 4.801% due 03/15/2036	179,000	168,517
CS First Boston Mortgage Securities Corp., Series 2003-CPN1, Class A2 4.597% due 03/15/2035	2,139,000	1,946,908
DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B 7.34% due 10/10/2032	48,322	48,269
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B 7.18% due 11/10/2033	361,637	368,781
Federal Home Loan Mortgage Corp., Series 2003-2676, Class CY 4.00% due 09/15/2018	444,000	442,075
Federal Home Loan Mortgage Corp., Series 2003-2690, Class TV 4.50% due 11/15/2025	307,000	301,829
Federal Home Loan Mortgage Corp., Series 2004-2765, Class CT 4.00% due 03/15/2019	292,000	289,734
Federal Home Loan Mortgage Corp., Series 2004-2875, Class HB 4.00% due 10/15/2019	66,000	63,750
Federal Home Loan Mortgage Corp., Series 2005-3008, Class JM 4.50% due 07/15/2025	314,000	306,112
Federal Home Loan Mortgage Corp., Series 2005-3028, Class PG 5.50% due 09/15/2035	1,315,695	1,388,880
Federal Home Loan Mortgage Corp., Series 2008-3455, Class MB 4.50% due 06/15/2023	2,622,000	2,595,774
Federal Home Loan Mortgage Corp., Series 2009-K003, Class AAB 4.768% due 05/25/2018	1,094,000	1,104,924
Federal Home Loan Mortgage Corp., Series 2564,Class BQ 5.50% due 10/15/2017	153,827	162,633
Federal Home Loan Mortgage Corp., Series 2590,Class BY 5.00% due 03/15/2018	45,000	46,683
Federal Home Loan Mortgage Corp., Series 3465,Class HA 4.00% due 07/15/2017	20,522	21,048
Federal Home Loan Mortgage Corp., Series 2003-2558, Class BD 5.00% due 01/15/2018	179,000	187,578
Federal Home Loan Mortgage Corp., Series 2003-2590, Class NU 5.00% due 06/15/2017	385,000	400,403
Federal Home Loan Mortgage Corp., Series 2003-2603, Class KT 4.75% due 07/15/2014	$655,399	$686,397
Federal Home Loan Mortgage Corp., Series 2003-2623, Class AJ 4.50% due 07/15/2016	331,000	342,449
Federal Home Loan Mortgage Corp., Series 2003-2672, Class HA 4.00% due 09/15/2016	166,584	170,980
Federal Home Loan Mortgage Corp., Series 2003-2694, Class QG 4.50% due 01/15/2029	1,484,000	1,536,710
Federal Home Loan Mortgage Corp., Series 2004-2780, Class TB 3.00% due 12/15/2024	11,158	11,131
Federal Home Loan Mortgage Corp., Series 2004-2790, Class TN 4.00% due 05/15/2024	414,000	402,082
Federal Home Loan Mortgage Corp., Series 2005-3035, Class PA 5.50% due 09/15/2035	5,041,388	5,283,484
Federal Home Loan Mortgage Corp., Series 2007-3372, Class BD 4.50% due 10/15/2022	351,000	353,683
Federal Home Loan Mortgage Corp., Series 24989,Class PE 6.00% due 08/15/2032	165,320	173,954
Federal National Mortgage Association, Series 2001-81, Class HE 6.50% due 01/25/2032	12,887,206	13,756,887
Federal National Mortgage Association, Series 2002-94, Class HQ 4.50% due 01/25/2018	421,000	434,802
Federal National Mortgage Association, Series 2003-125, Class AY 4.00% due 12/25/2018	124,000	123,634
Federal National Mortgage Association, Series 2004-3, Class HT 4.00% due 02/25/2019	163,000	162,092
Federal National Mortgage Association, Series 2004-80, Class LE 4.00% due 11/25/2019	3,200,000	3,119,491
Federal National Mortgage Association, Series 2004-81, Class KE 4.50% due 11/25/2019	1,334,000	1,329,206
Federal National Mortgage Association, Series 2007-77, Class MH 6.00% due 12/25/2036	9,171,388	9,699,091
Federal National Mortgage Association, Series 2008-66, Class B 5.00% due 08/25/2023	126,000	124,840
Federal National Mortgage Association, Series 2003-108, Class BE 4.00% due 11/25/2018	362,000	362,576
Federal National Mortgage Association, Series 2003-15, Class CH 4.00% due 02/25/2017	106,044	108,410
Federal National Mortgage Association, Series 2003-16, Class PN 4.50% due 10/25/2015	106,840	107,990

The accompanying notes are an integral part of the financial statements.

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association, Series 2003-3, Class HJ 5.00% due 02/25/2018	$338,000	$356,116
Federal National Mortgage Association, Series 2003-30, Class ET 3.50% due 08/25/2016	238,166	242,061
Federal National Mortgage Association, Series 2004-60, Class PA 5.50% due 04/25/2034	240,684	252,226
Federal National Mortgage Association, Series 2005-58, Class MA 5.50% due 07/25/2035	200,053	209,438
Federal National Mortgage Association, Series 2005-69, Class JM 4.50% due 08/25/2025	681,000	659,682
Federal National Mortgage Association, Series 2007-113, Class DB 4.50% due 12/25/2022	415,000	409,905
Federal National Mortgage Association, Series 2007-30, Class MA 4.25% due 02/25/2037	271,417	273,607
Federal National Mortgage Association, Series 2007-39, Class NA 4.25% due 01/25/2037	1,825,992	1,848,917
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class 2A10 6.00% due 11/25/2036	215,316	193,304
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2 7.202% due 10/15/2032	250,052	253,964
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2 7.39% due 12/15/2031	577,559	581,111
First Union National Bank Commercial Mortgage, Series 2001-C4, Class B 6.417% due 12/12/2033	177,000	166,381
GE Capital Commercial Mortgage Corp, Series 2005-C4, Class A4 5.5126% due 11/10/2045 (b)	2,744,000	2,309,246
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3 6.269% due 12/10/2035	263,000	268,118
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A3 6.03% due 08/11/2033	92,376	92,487
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2 7.724% due 03/15/2033 (b)	379,467	382,929
GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2 7.455% due 08/16/2033 (b)	1,561,260	1,598,047
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2 6.957% due 09/15/2035	861,227	889,536
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2 4.93% due 07/10/2039	528,000	513,290
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2 5.6684% due 05/10/2040 (b)	205,000	202,223
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A4 5.023% due 04/10/2040	$652,000	$603,831
Government National Mortgage Association, Series 2006-37, Class JG 5.00% due 07/20/2036	254,000	254,713
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.224% due 04/10/2037 (b)	5,711,000	4,885,039
GS Mortgage Securities Corp II, Series 2001-GL3A, Class A2 6.449% due 08/05/2018 (b)	877,000	875,062
GS Mortgage Securities Corp II, Series 2005-GG4, Class AABA 4.68% due 07/10/2039	286,000	275,326
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2003-PM1A, Class A4 5.326% due 08/12/2040 (b)	1,812,000	1,691,910
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2007-CB19, Class A2 5.815% due 02/12/2049 (b)	257,000	240,600
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3 6.465% due 11/15/2035	1,269,000	1,289,110
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 5.4574% due 01/12/2043 (b)	295,000	253,643
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2 6.0513% due 04/15/2045 (b)	467,000	448,828
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3 5.857% due 10/12/2035	968,000	954,763
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2 5.161% due 10/12/2037	150,000	146,449
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A1 3.765% due 01/15/2042	80,201	79,973
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A1 4.655% due 08/15/2042	40,299	40,398
JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2 7.371% due 08/15/2032 (b)	439,181	443,873
LB-UBS Commercial Mortgage Trust, Series 2000-C5, Class A2 6.51% due 12/15/2026	487,834	503,163
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5 4.853% due 09/15/2031	693,000	682,599
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 4.998% due 04/15/2030	349,000	328,701
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2 5.084% due 02/15/2031	900,000	872,265
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2 5.318% due 02/15/2040	682,000	645,816

The accompanying notes are an integral part of the financial statements.

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% due 02/15/2040	$656,000	$533,591
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2 7.37% due 08/15/2026	331,817	339,733
LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2 6.653% due 11/15/2027	324,000	332,156
LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A4 5.594% due 06/15/2031	2,315,000	2,324,190
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4 4.166% due 05/15/2032	555,000	509,381
Morgan Stanley Capital I, Inc., Series 2005-T17, Class A5 4.78% due 12/13/2041	299,000	259,348
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.168% due 01/14/2042	116,000	104,574
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.989% due 08/13/2042	2,000,000	1,708,666
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.61% due 04/15/2049	1,047,000	959,125
Morgan Stanley Capital I, Series 2003-IQ5, Class A4 5.01% due 04/15/2038	501,000	474,709
Morgan Stanley Capital I, Series 2003-T11, Class A4 5.15% due 06/13/2041	971,000	886,944
Morgan Stanley Capital I, Series 2004-HQ3, Class A4 4.80% due 01/13/2041	340,000	302,926
Morgan Stanley Capital I, Series 2005-HQ5, Class AAB 5.037% due 01/14/2042	481,000	470,663
Morgan Stanley Capital I, Series 2005-HQ7, Class AAB 5.1849% due 11/14/2042 (b)	1,038,000	1,010,588
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2 4.92% due 03/12/2035	4,083,000	3,851,509
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4 6.66% due 02/15/2033	1,595,243	1,618,401
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/2035	1,088,000	1,115,348
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A1S 0.4238% due 02/25/2047 (b)	106,798	79,886
Nomura Asset Securities Corp 6.69% due 03/15/2030	994,000	1,056,825
Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A2 4.467% due 03/18/2036	269,514	266,978
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2 6.592% due 12/18/2033	1,057,874	1,081,216
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4 6.287% due 04/15/2034	$337,000	$342,426
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4 4.98% due 11/15/2034	434,000	422,434
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2 3.989% due 06/15/2035	166,000	155,074
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3 4.957% due 08/15/2035	1,164,000	1,102,719
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A3 4.445% due 11/15/2035	186,000	178,166
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4 4.935% due 04/15/2042	209,000	178,502
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1 6.052% due 10/25/2036 (b)	308,316	214,211

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $130,935,423)		$132,239,364

ASSET BACKED SECURITIES - 4.57%
Americredit Prime Automobile Receivable, Series 2007-1, Class A3 5.27% due 11/08/2011 (b)	301,426	304,115
BA Credit Card Trust, Series 2006-A8, Class A8 0.3494% due 05/16/2016 (b)	423,000	392,928
Capital One Multi-Asset Execution Trust, Series 2006-A11, Class A11 0.4094% due 06/17/2019 (b)	2,887,000	2,536,225
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3 5.05% due 02/15/2016	3,965,000	4,107,671
Chase Issuance Trust, Series 2008-A9, Class A9
4.26% due 05/15/2013	987,000	1,015,423
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4 4.90% due 06/23/2014	3,015,000	3,048,919
Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A2 5.682% due 07/25/2036	133,447	131,751
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A2 5.557% due 09/25/2036	72,026	71,387
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2A 0.3537% due 12/25/2036 (b)	145,291	113,215
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2 5.549% due 08/25/2021	290,864	209,241
Daimler Chrysler Auto Trust, Series 2008-B, Class A2B 1.2475% due 07/08/2011 (b)	1,091,964	1,092,577
Daimler Chrysler Auto Trust, Series 2007-A, Class A4 2.00% due 03/08/2013	2,228,000	2,163,668

The accompanying notes are an integral part of the financial statements.

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Daimler Chrysler Master Owner Trust, Series 2006-A, Class A 0.3494% due 11/15/2011 (b)	$289,053	$279,881
Discover Card Master Trust I, Series 2005-4, Class A2 0.4094% due 06/16/2015 (b)	721,000	675,162
Discover Card Master Trust I, Series 2006-2, Class A3 0.3994% due 01/19/2016 (b)	2,210,000	2,043,996
Discover Card Master Trust I, Series 2006-3, Class A1 0.3494% due 03/15/2014 (b)	389,000	374,670
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2 5.261% due 04/25/2037 (f)	480,000	369,108
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A 0.5694% due 06/15/2013 (b)	2,538,000	2,182,444
Great America Leasing Receivables, Series 2006-1, Class A3 5.34% due 01/15/2010 (f)	20,388	20,416
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A4 5.12% due 08/15/2013	1,570,000	1,603,972
Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4 4.55% due 01/15/2017	498,000	501,753
Harley-Davidson Motorcycle Trust, Series 2008-1, Class A3A 4.25% due 02/15/2013	424,000	430,381
Honda Auto Receivables Owner Trust, Series 2009-2, Class A4 4.43% due 01/15/2013	905,000	920,932
MBNA Master Credit Card Trust, Series 1997-B, Class A 0.4794% due 08/15/2014 (b)	1,770,000	1,703,669
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2A 0.3537% due 01/25/2037 (b)	73,248	63,390
Morgan Stanley Home Equity Loans, Series 2007-1, Class A1 0.3638% due 12/25/2036 (b)	69,083	61,738
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4 4.74% due 08/17/2015	362,000	371,790
SLM Student Loan Trust, Series 2005-6, Class A5B
2.2919% due 07/27/2026 (b)	1,290,000	1,250,336
SLM Student Loan Trust, Series 2008-5, Class A4
2.7919% due 07/25/2023 (b)	1,938,000	1,943,298
SLM Student Loan Trust, Series 2008-6, Class A4
2.1919% due 07/25/2023 (b)	269,000	253,725
Swift Master Auto Receivables Trust, Series 2007-1, Class A 0.4194% due 06/15/2012 (b)	434,000	405,790
Triad Auto Receivables Owner Trust, Series 2006-B, Class A3 5.41% due 08/12/2011	281,268	282,673
Triad Auto Receivables Owner Trust, Series 2006-C, Class A3 5.26% due 11/14/2011	148,409	149,212
World Omni Auto Receivables Trust, Series 2009-A, Class A4 5.12% due 05/15/2014	$375,000	$387,909

TOTAL ASSET BACKED SECURITIES
(Cost $30,560,946)		$31,463,365

SUPRANATIONAL OBLIGATIONS - 0.15%
Government - 0.15%
Export-Import Bank Of Korea
5.50% due 10/17/2012	1,005,000	1,023,536

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,013,777)		$1,023,536

REPURCHASE AGREEMENTS - 7.81%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $53,783,015 on 07/01/2009, collateralized by $54,385,000 Federal National Mortgage Association, 1.75% due 04/15/2011 (valued at $54,860,869, including interest)	$53,783,000	$53,783,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,783,000)		$53,783,000

Total Investments (Core Bond Trust)
(Cost $805,637,722) - 118.44%		$815,120,145
Other assets and liabilities, net - (18.44)%		(126,932,584)

TOTAL NET ASSETS - 100.00%		$688,187,561

Schedule of Securities Sold Short

	Shares or Principal Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 18.95%
Federal Home Loan Mortgage Corp 5.00%, TBA **	$10,000,000	$10,320,312

TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (Proceeds $10,240,625)		$10,320,312

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 81.05%
Federal National Mortgage Association
5.00%, TBA **	9,500,000	$9,670,704
5.50%, TBA **	15,500,000	$16,167,831
6.00%, TBA **	17,500,000	$18,294,297

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $44,062,988)		$44,132,832

Total Securities Sold Short (Core Bond Trust) (Proceeds $54,303,613)		$54,453,144

The accompanying notes are an integral part of the financial statements.

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust

	Shares or Principal Amount	Value

TERM LOANS - 88.85%
Basic Materials - 9.54%
Ashland, Inc.
4.002% due 11/20/2013	$2,935,777	$2,951,924
Berry Plastics Holding Company
2.321% due 04/03/2015 (b)	7,930,628	6,719,439
Brenntag, Term Loan B
3.138% due 12/23/2013 (b)	2,481,446	2,258,116
Georgia Pacific LLC, Tranche B1
2.314% due 12/23/2013 (b)	14,198,573	13,321,168
Georgia Pacific LLC, Tranche B2
2.556% due 12/20/2012 (b)	2,455,251	2,303,529
Graham Packaging Company, Inc.
7.7056% due 10/07/2011 (b)	1,700	0
Graham Packaging Company, Inc., Tranche C
3.749% due 04/05/2014	6,666,097	6,566,314
Graphic Packaging, Inc., Tranche B
3.03% due 05/03/2014 (b)	6,119,776	5,682,891
Graphic Packaging, Inc., Tranche C
3.896% due 05/16/2014 (b)	5,172,439	4,881,489
Lyondell Chemical Company
3.815% due 12/20/2014 (b)	11,620,033	5,075,452
10.285% due 12/15/2009 (b)	4,289,039	4,413,957
Lyondell Chemical Company, Roll-Up Dip Term
9.167% due 12/15/2009 (b)	6,286,926	5,206,361
Nalco Company
4.002% due 05/06/2016 (b)	4,000,000	3,960,000
NewPage Corp., Tranche B
4.062% due 11/05/2014 (b)	827	712
Norada Aluminum, Inc., Term Loan B
2.315% due 05/18/2014 (b)	7,544,273	5,167,827

		68,509,179
Communications - 17.50%
Cablevision Systems Corp., Tranche B
6.45% due 03/30/2013 (b)	6,935,187	6,493,628
Centennial Cellular, Tranche B
2.603% due 02/09/2011 (b)	3,640,067	3,608,558
Charter Communications, Inc., Tranche B
9.25% due 03/15/2014 (b)	19,259,853	17,345,905
Charter Communications, Inc., Tranche B2
6.25% due 03/06/2014 (b)	3,523,153	3,452,690
Citadel Broadcasting Corp., Tranche A
2.382% due 06/12/2013 (b)	500,000	256,500
Citadel Broadcasting Corp., Tranche B
2.597% due 06/12/2014 (b)	6,275,000	3,252,540
CMP Susquehanna Corp.
2.342% due 06/07/2013 (b)	1,411,696	717,318
Dex Media West LLC, Tranche B
7.00% due 10/13/2014 (b)	4,812,324	3,951,325
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	4,945,025	4,903,122
Idearc, Inc., Tranche B
6.25% due 11/01/2014 (b)	8,159,373	3,467,734
Insight Midwest Holdings LLC, Tranche B
2.32% due 04/10/2014 (b)	3,250,000	3,010,313
Level 3 Communications, Inc., Tranche B
3.155% due 03/01/2014 (b)	8,000,000	6,637,504
Lodgenet Entertainment Corp., Tranche B
2.672% due 04/04/2014 (b)	5,448,251	4,549,289
Metropcs Wireless, Inc. Tranche B
3.0445% due 02/20/2014 (b)	$5,686,994	$5,388,082
Newsday LLC
9.75% due 07/15/2013 (b)	5,022,000	5,022,000
Nielsen Finance, Tranche B
2.321% due 08/15/2013 (b)	6,432,874	5,837,833
Panamsat Corp., Tranche B
8.00% due 06/30/2013 (b)	14,106,858	12,947,415
Quebecor World, Inc., Tranche B
6.50% due 01/17/2013 (b)	2,389,133	2,198,002
Qwest Corp., Term Loan B
6.95% due 06/30/2010 (b)	5,500,000	5,493,125
Telesat Canada, Tranche D Delayed Draw
3.31% due 10/15/2014 (b)	6,352,479	5,871,735
Tribune Company
5.00% due 06/04/2010 (b)	2,462,857	827,520
Univision Communications, Inc., Tranche B
2.56% due 09/15/2014 (b)	14,375,000	10,683,701
UPC Broadband Holding NV
2.065% due 10/17/2013	1,934,417	1,784,500
2.247% due 03/30/2014 (b)	3,565,583	3,290,142
Virgin Media Tranche B4
3.10% due 01/15/2014 (b)	2,653,103	2,480,651
Windstream Corp., Tranche B
1.926% due 07/17/2013 (b)	2,261,081	2,124,710

		125,595,842
Consumer, Cyclical - 36.05%
AMC Entertainment, Inc., Term Loan B
1.811% due 01/26/2013 (b)	2,239,073	2,053,693
Amscan Holdings, Inc., Tranche B
2.91% due 05/01/2013 (b)	7,626,574	6,654,186
Aramark Corp.
2.472% due 01/31/2014 (b)	9,342,961	8,573,465
Bolthouse Farms, Inc., Tranche B
6.59% due 12/16/2012 (b)	5,184,549	4,674,472
Carmike Cinemas, Inc., Term Loan
4.10% due 05/19/2012 (b)	5,245,566	4,770,186
5.19% due 05/19/2012 (b)	3,545,159	3,223,879
CCM Merger, Inc., Tranche B
8.50% due 07/21/2012 (b)	5,640,553	4,676,386
Cedar Fair LP, Tranche B
2.31% due 06/13/2012 (b)	6,034,048	5,610,781
Cinemark, Inc., Tranche C
2.237% due 03/31/2011 (b)	2,510,293	2,358,991
Community Health Systems, Inc., Tranche B
2.897% due 07/02/2014 (b)	14,575,332	13,094,610
DaVita, Inc.
2.042% due 03/15/2014 (b)	5,158,044	4,871,128
Delta Air Lines, Inc., Tranche A
2.246% due 04/30/2012 (b)	4,885,152	4,204,284
Dole Food Company, Inc., Letter of Credit
3.019% due 04/12/2013 (b)	4,369,503	4,359,429
Dollar General Corp., Tranche B
3.428% due 07/15/2014 (b)	5,000,000	4,743,725
Dubai Aerospace Enterprise, Term Loan Strip
8.45% due 07/31/2014 (b)	7,812,542	5,976,595
Education Management, Tranche C
2.375% due 06/12/2013 (b)	3,561,772	3,262,689

The accompanying notes are an integral part of the financial statements.

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (continued)
Consumer, Cyclical (continued)
First Data Corp., Tranche B2
3.064% due 10/15/2014 (b)	$16,394,591	$12,221,595
General Nutrition Center, Tranche B
7.60% due 09/06/2013 (b)	7,264,476	6,305,382
Golden Nugget, Inc., Tranche B
7.35% due 06/14/2014 (b)	3,747,727	2,501,608
Hanes Brands, Inc., Tranche B
5.795% due 10/15/2013 (b)	2,448,626	2,421,845
Harrahs Operating Company, Inc., Tranche B2
4.091% due 02/28/2015 (b)	18,504,945	13,508,610
Hawker Beechcraft Corp., Inc., Tranche B
2.405% due 03/26/2014 (b)	7,324,594	4,957,834
HCA, Inc., Tranche A
2.347% due 11/16/2012 (b)	3,382,909	3,066,820
HCA, Inc., Tranche B
2.847% due 11/01/2013 (b)	16,451,359	14,824,501
Health Management Associates, Inc., Tranche B
2.347% due 01/16/2014 (b)	6,630,204	5,827,326
HVHC, Inc., Tranche B
2.85% due 08/15/2013 (b)	2,790,322	2,543,995
Iasis Healthcare Corp., Tranche B
2.31% due 05/01/2014 (b)	7,302,050	6,656,379
Iconix, Inc., Tranche B
2.56% due 05/01/2014 (b)	2,502,127	2,301,956
Las Vegas Sands LLC, Tranche B
2.06% due 05/08/2014 (b)	11,931,647	8,364,106
Manor Care, Tranche B
8.0097% due 11/15/2014 (b)	5,435,443	4,797,640
Metro-Goldwyn-Mayer, Inc., Term Loan B
3.56% due 04/08/2011 (b)	7,207,135	3,957,921
Michaels Stores, Inc., Tranche B
2.676% due 10/31/2013 (b)	9,926,303	7,855,567
Neiman Marcus Group, Inc., Tranche B
2.509% due 03/13/2013 (b)	9,444,036	7,077,776
Novelis, Inc., Term Loan
2.52% due 07/06/2014 (b)	4,974,717	4,316,324
Oceania Cruises, Inc., Tranche B
7.60% due 05/01/2014 (b)	1,483,287	719,394
Penn National Gaming, Inc., Term Loan B
2.102% due 10/03/2012 (b)	2,836,562	2,707,204
Petco Animal Supplies, Inc., Tranche B
2.846% due 11/15/2013 (b)	5,441,813	5,080,319
Pharmaceutical Health Technologies, Tranche B
2.768% due 04/15/2014 (b)	5,197,103	4,296,274
QUIZNO’S Corp.
7.35% due 05/05/2012 (b)	1,974,619	1,413,147
Regal Cinemas, Tranche B
2.5421% due 10/19/2010 (b)	5,199,174	5,035,941
Rental Service Corp., 2nd Lien
4.479% due 12/01/2013 (b)	8,500,000	6,502,500
Royalty Pharma, Tranche B
2.847% due 05/15/2014 (b)	4,901,703	4,674,999
Sally Holdings LLC, Tranche B
2.706% due 11/15/2013 (b)	6,891,934	6,426,728
Transdigm, Term Loan B
2.43% due 07/01/2012 (b)	7,505,000	7,076,164
Tropicana Entertainment, Tranche B
7.86% due 12/15/2011 (b)	4,000,000	1,095,000
United Air Lines, Inc., Tranche B
2.33% due 01/12/2014 (b)	$8,830,144	$5,136,204
Vanguard Health Holdings, Tranche B
2.56% due 05/18/2011 (b)	5,382,518	5,111,656
Venetian Macau, Tranche B
7.75% due 04/01/2013 (b)	2,655,000	2,258,674
Venetian Macau, Tranche Delayed Draw
1.375% due 04/01/2013 (b)	345,000	293,500
Wrigley WM Jr. Company, Term Loan B
6.50% due 09/30/2014 (b)	4,394,375	4,350,031

		258,793,419
Consumer, Non-cyclical - 12.21%
Activant Solutions, Inc., Tranche B
2.853% due 05/02/2013 (b)	1,000,000	832,500
Adesa, Inc., Tranche B
7.60% due 09/22/2013 (b)	4,347,693	3,821,622
Affinion Group, Tranche B
2.81% due 10/17/2012 (b)	5,941,374	5,599,745
Allison Transmission, Inc., Tranche B
3.071% due 08/07/2014 (b)	6,708,443	5,302,065
Asurion Corp. Tranche B
3.598% due 07/02/2014 (b)	5,000,000	4,671,875
Bausch & Lomb, Inc., Tranche B
3.847% due 04/11/2015 (b)	5,927,900	5,407,788
Biomet, Inc., Tranche B
3.580% due 03/25/2015 (b)	9,367,654	8,712,101
Fenwal, Inc.
2.923% due 03/01/2014 (b)	8,943,921	6,871,829
Ford Motor Company, Tranche B
3.594% due 11/29/2013 (b)	12,937,537	9,327,964
General Motors Corp., Tranche B
7.40% due 12/15/2013 (b)	3,193,073	3,161,142
Hanger Orthopedic Group, Inc., Tranche B
2.32% due 07/15/2014 (b)	2,978,174	2,725,029
Hertz Corp.
2.074% due 01/21/2012 (b)	7,846,576	7,181,314
Nacco, Tranche B
3.022% due 03/21/2013 (b)	729,899	494,181
Sensata Technologies, Term Loan B
2.803% due 04/27/2013 (b)	5,449,083	4,123,141
Thomson Learning, Tranche B
2.81% due 07/05/2014 (b)	7,686,559	6,419,023
Ticketmaster, Term Loan
3.84% due 08/01/2014 (b)	3,000,000	2,820,000
US Investigations Services, Inc., Tranche B
3.358% due 02/21/2015 (b)	7,040,916	6,143,199
Visteon, Tranche B
8.415% due 06/20/2013 (b)	6,500,000	2,665,000
West Corp., Tranche B
2.688% due 10/01/2013 (b)	1,481,109	1,350,703

		87,630,221
Energy - 8.63%
Ashmore Energy International, Tranche B
3.520% due 05/30/2014 (b)	7,004,916	5,545,771
Brand Energy Services, Tranche B
2.656% due 02/07/2014 (b)	5,440,921	4,733,601
Dynegy Holdings, Inc.
2.020% due 04/02/2013 (b)	7,484,195	6,692,492

The accompanying notes are an integral part of the financial statements.

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (continued)
Energy (continued)
Energy Future Holdings Corp., Tranche B3
8.50% due 10/10/2014 (b)	$22,396,422	$15,923,360
Express Energy Service, Term Loan
8.35% due 07/02/2013 (b)	3,769,869	1,394,852
Hercules Offshore LLC, Tranche B
2.96% due 07/11/2013 (b)	6,944,546	6,041,755
NRG Energy, Inc.
2.347% due 02/01/2013	1,500,000	1,408,296
NRG Energy, Inc., Tranche B
2.72% due 02/01/2013 (b)	7,527,055	7,066,881
6.60% due 02/01/2013 (b)	1,347,945	1,265,537
Quicksilver Resource, Inc., 2nd Lien
7.802% due 08/08/2013 ^ (b)	0	0
TXU Energy, Tranche B2
8.50% due 10/10/2014 (b)	8,683,366	6,190,154
Venoco, Inc.
4.375% due 05/01/2014 (b)	7,472,428	5,679,045

		61,941,744
Financial - 0.45%
Chrysler Financial, Tranche B
4.56% due 08/03/2012 (b)	3,488,592	3,228,402
Industrial - 2.87%
Freescale Semiconductor, Inc., Tranche B
2.07% due 12/01/2013 (b)	4,898,034	3,208,212
Sunguard Homes
2.462% due 02/28/2016	965,809	898,202
Sunguard Homes, Tranche B
4.337% due 08/15/2012 (b)	11,671,032	10,795,705
Swift Transport, Term Loan B
3.625% due 05/15/2014 (b)	7,742,293	5,724,457

		20,626,576
Technology - 0.27%
CGG, Tranche B
4.471% due 01/30/2014 (b)	2,159,507	1,969,661
Utilities - 1.33%
Calpine Corp.,Tranche B
3.475% due 03/29/2014 (b)	10,855,292	9,559,333

TOTAL TERM LOANS (Cost $640,174,752)		$637,854,377

CORPORATE BONDS - 9.88%
Basic Materials - 1.60%
Georgia Gulf Corp.
9.50% due 10/15/2014 ^	2,500,000	750,000
Georgia-Pacific LLC
8.25% due 05/01/2016 (f)	2,500,000	2,425,000
Rio Tinto Finance USA, Ltd.
8.95% due 05/01/2014	4,000,000	4,444,984
Teck Resources, Ltd.
9.75% due 05/15/2014 (f)	3,700,000	3,829,500

		11,449,484
Communications - 2.04%
CC Holdings GS V LLC
7.75% due 05/01/2017 (f)	3,000,000	2,925,000
DirecTV Holdings LLC
5.25% due 05/15/2016	2,500,000	2,431,250
iPCS, Inc.
3.1525% due 05/01/2013 (b)(f)	$5,500,000	$4,345,000
Sprint Capital Corp.
7.625% due 01/30/2011	5,000,000	4,943,750

		14,645,000
Consumer, Cyclical - 1.64%
Continental Airlines, Inc., Series 01-1
6.503% due 06/15/2011	375,000	348,750
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	1,193,843	1,038,644
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	270,500	221,810
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	1,914,477	1,770,891
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (f)	1,500,000	1,417,500
MGM Mirage, Inc.
10.375% due 05/15/2014 (f)	2,250,000	2,334,375
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (f)	1,229,250	725,257
Station Casinos, Inc.
7.75% due 08/15/2016 ^	2,550,000	879,750
WMG Acquisition Corp.
9.50% due 06/15/2016 (f)	3,075,000	3,059,625

		11,796,602
Consumer, Non-cyclical - 0.03%
Dole Food Company, Inc.
13.875% due 03/15/2014 (f)	190,000	209,000
Energy - 1.50%
Chesapeake Energy Corp.
7.625% due 07/15/2013	8,795,000	8,355,250
Hess Corp.
8.125% due 02/15/2019	2,100,000	2,390,754

		10,746,004
Financial - 1.34%
Ford Motor Credit Company LLC
12.00% due 05/15/2015	5,400,000	5,049,848
Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,470,000	926,100
GMAC LLC
6.50% due 10/15/2009 (f)	2,710,000	2,689,675
7.75% due 01/19/2010 (f)	1,000,000	975,000

		9,640,623
Industrial - 1.66%
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	3,250,000	3,087,500
Nortek, Inc.
10.00% due 12/01/2013 (f)	2,500,000	2,006,250
NXP BV/NXP Funding LLC
3.8812% due 10/15/2013 (b)	740,000	296,000
RailAmerica, Inc.
9.25% due 07/01/2017 (f)	6,750,000	6,513,750

		11,903,500

The accompanying notes are an integral part of the financial statements.

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Technology - 0.07%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	$1,580,000	$537,200

TOTAL CORPORATE BONDS (Cost $73,279,007)		$70,927,413

REPURCHASE AGREEMENTS - 5.03%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2009 at 0.07% to be repurchased at $26,500,052 on 07/01/2009, collateralized by $26,829,000 Federal Home Loan Mortgage Corp., 1.722% due 04/27/2011 (valued at $27,029,949, including interest)	$26,500,000	$26,500,000
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $9,584,003 on 07/01/2009, collateralized by $9,600,000 Federal Home Loan Bank, 3.75% due 08/18/2009 (valued at $9,780,000 including interest)	9,584,000	9,584,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,084,000)		$36,084,000

Total Investments (Floating Rate Income Trust)
(Cost $749,537,759) - 103.76%		$744,865,790
Other assets and liabilities, net - (3.76)%		(26,990,982)

TOTAL NET ASSETS - 100.00%		$717,874,808

Global Bond Trust

		Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 0.28%
U.S. Treasury Notes - 0.28%
0.875% due 04/30/2011 ***		$2,424,000	$2,416,898

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,421,581)			$2,416,898

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.40%
Federal Home Loan Bank - 0.27%
1.0638% due 10/13/2009		2,300,000	2,301,649
Federal Home Loan Mortgage Corp. - 0.34%
0.6413% due 08/24/2010 (b)***		929,000	931,104
0.7025% due 03/09/2011 (b)		980,000	983,110
0.9262% due 05/04/2011 (b)		122,000	122,247
5.128% due 03/01/2035 (b)		857,821	890,490

			2,926,951
Federal National Mortgage
Association - 7.58%
0.6637% due 03/25/2044 (b)		157,252	142,800
0.7138% due 09/25/2032 (b)		39,801	31,587
4.287% due 11/01/2034 (b)		2,594,464	2,661,775
4.934% due 12/01/2034 (b)		592,166	606,116
5.00% due 08/01/2037		1,651,397	1,673,330
5.045% due 05/01/2035 (b)		489,140	507,711
5.50% due 12/01/2036 to 03/01/2048		$26,733,627	$27,616,477
6.00% due 11/01/2036 to 01/01/2039		30,037,493	31,448,771

			64,688,567
Government National Mortgage
Association - 11.04%
4.125% due 11/20/2023 to 10/20/2026 (b)		96,017	98,618
4.25% due 01/20/2030 (b)		33,248	34,401
4.375% due 02/20/2024 to 03/20/2028 (b)		46,294	47,961
5.375% due 04/20/2030 to 06/20/2030 (b)		73,501	76,303
5.50% TBA **		24,000,000	24,780,000
6.00% due 08/20/2034 to 01/15/2039		27,998,559	29,196,290
6.00% due 09/20/2038 ***		16,657,622	17,385,092
6.50% due 07/15/2037 to 12/15/2038		17,720,404	18,836,746
6.50% TBA **		3,600,000	3,818,812

			94,274,223
Small Business Administration - 0.17%
4.12% due 03/01/2014		1,265,597	1,265,786
6.64% due 02/10/2011		27,894	29,262
7.22% due 11/01/2020		121,549	132,142

			1,427,190

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $163,474,111)			$165,618,580

FOREIGN GOVERNMENT OBLIGATIONS - 26.21%
Canada - 1.80%
Province of Ontario, Canada
4.70% due 06/02/2037	CAD	5,000,000	4,231,897
5.00% due 12/01/2038		5,200,000	4,526,457
5.60% due 06/02/2035		1,900,000	1,804,310
5.75% due 12/01/2036		3,200,000	3,068,577
5.75% due 06/01/2029		300,000	320,510
6.20% due 06/02/2031		1,300,000	1,300,011
6.35% due 06/18/2031		125,000	128,130

			15,379,892
Denmark - 0.03%
Realkredit Danmark A/S, Series 73D
4.10% due 10/01/2038 (b)	DKK	1,367,528	245,557
France - 7.61%
Government of France
2.50% due 01/12/2014	EUR	17,200,000	24,009,326
3.75% due 01/12/2013		8,000,000	11,783,484
4.00% due 10/25/2038		13,300,000	17,579,468
4.25% due 04/25/2019		7,300,000	10,666,407
5.50% due 04/25/2010		600,000	872,701

			64,911,386
Germany - 3.49%
Federal Republic of Germany
3.75% due 01/04/2015		6,700,000	9,893,388
4.00% due 01/04/2037		950,000	1,281,931
4.25% due 07/04/2039		5,100,000	7,226,219
4.25% due 07/04/2014		5,800,000	8,774,591
5.50% due 01/04/2031		1,600,000	2,602,880

			29,779,009

The accompanying notes are an integral part of the financial statements.

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS(continued)
Japan - 7.71%
Government of Japan
0.80% due 12/10/2015	JPY	473,760,000	$4,334,583
1.00% due 06/10/2016 (h)		1,484,700,000	13,531,599
1.20% due 03/10/2017 (h)		291,740,000	2,675,280
1.20% due 06/10/2017 (h)		2,901,570,000	26,366,683
1.50% due 12/20/2017		160,000,000	1,706,661
2.30% due 06/20/2035 (h)		395,000,000	4,187,767
2.30% due 05/20/2030		155,000,000	1,648,818
2.40% due 03/20/2034 (h)		450,000,000	4,860,477
2.50% due 03/20/2036		250,000,000	2,754,072
2.50% due 09/20/2036 (h)		340,000,000	3,746,621

			65,812,561
Netherlands - 5.49%
Kingdom of Netherlands
2.50% due 01/15/2012	EUR	100,000	142,607
3.25% due 07/15/2015		5,400,000	7,638,261
3.75% due 07/15/2014		16,200,000	23,682,246
4.00% due 07/15/2019		8,300,000	11,830,063
5.00% due 07/15/2011 (h)		2,400,000	3,600,396

			46,893,573
United Kingdom - 0.08%
Government of United Kingdom
6.00% due 12/07/2028	GBP	335,000	677,546

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $216,490,374)			$223,699,524

CORPORATE BONDS - 42.44%
Australia - 3.97%
Citigroup Pty, Ltd.
5.50% due 06/18/2012	AUD	3,000,000	2,421,983
Commonwealth Bank of Australia
1.1075% due 06/25/2014 (b)(f)		$14,800,000	14,800,403
2.50% due 12/10/2012 (f)		5,500,000	5,450,652
Commonwealth Bank of Australia, Series TCD
4.50% due 02/20/2014	AUD	4,000,000	3,045,030
ING Bank Australia, Ltd., Series RTD
3.87% due 06/24/2014 (b)		10,000,000	7,999,980
National Australia Bank, Ltd.
5.75% due 12/19/2013		240,000	192,949

			33,910,997
Canada - 1.03%
Alcan, Inc.
6.45% due 03/15/2011		$1,100,000	1,136,567
Honda Canada Finance, Inc., Series E, MTN
0.62% due 03/26/2012 (b)(e)	CAD	10,200,000	7,676,212

			8,812,779
Cayman Islands - 1.70%
Foundation Re II, Ltd.
7.5756% due 11/26/2010 (b)(f)		$600,000	560,669
Green Valley, Ltd.
5.045% due 01/10/2011 (b)(f)	EUR	1,200,000	1,612,283
Mitsubishi UFJ Financial Group, Inc., Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$1,100,000	962,951
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		$1,800,000	$1,710,000
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,900,000	2,762,228
MUFG Capital Finance 5, Ltd.
6.299% due 01/25/2049 (b)	GBP	1,800,000	2,028,561
Residential Reinsurance 2007 Ltd., Series CL5
8.4175% due 06/07/2010 (b)(f)		$2,900,000	2,766,600
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(f)		2,600,000	2,078,102

			14,481,394
Denmark - 0.00%
Nykredit
6.00% due 10/01/2029	DKK	219,466	42,790
France - 3.63%
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013	EUR	2,700,000	3,980,903
Caisse Nationale des Caisses d’Epargne et de Prevoyance, EMTN
6.117% due 10/29/2049 (b)		2,400,000	1,750,756
Credit Agricole SA
6.637% due 12/31/2049 (b)(f)		$2,900,000	1,703,750
Dexia Credit Local
1.2619% due 09/23/2011 (b)(f)		4,200,000	4,200,150
Societe Financement de l’Economie Francaise
2.25% due 06/11/2012 (f)		8,800,000	8,793,509
3.375% due 05/05/2014 (f)		4,000,000	4,009,976
Societe Financement de l’Economie Francaise, EMTN
2.125% due 05/20/2012	EUR	2,000,000	2,798,635
Vivendi
5.75% due 04/04/2013 (f)		$3,700,000	3,723,355

			30,961,034
Germany - 1.92%
KFW International Finance, Inc.
1.75% due 03/23/2010	JPY	185,000,000	1,937,806
Kreditanstalt Fuer Wiederaufbau
4.875% due 06/17/2019		$3,500,000	3,626,686
5.00% due 07/04/2011	EUR	250,000	373,055
Kreditanstalt Fuer Wiederaufbau, MTN
5.50% due 06/05/2014	AUD	5,200,000	4,075,022
Kreditanstalt Fuer Wiederaufbau, Series INTL
4.25% due 07/04/2014	EUR	4,300,000	6,345,651

			16,358,220
Ireland - 0.19%
GE Capital UK Funding, EMTN
6.00% due 04/11/2013	GBP	1,000,000	1,646,938
Japan - 0.24%
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(f)		$2,700,000	2,038,500
Jersey Channel Islands - 0.15%
HBOS Capital Funding LP
9.54% due 03/12/2049 (b)	GBP	1,700,000	1,258,578
Luxembourg - 0.01%
Gaz Capital SA
8.146% due 04/11/2018 (f)		$100,000	91,000

The accompanying notes are an integral part of the financial statements.

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Netherlands - 1.93%
Fortis Bank Nederland Holding NV, EMTN
3.375% due 05/19/2014	EUR	5,900,000	$8,280,990
LeasePlan Corp NV, EMTN
3.25% due 05/22/2014		1,800,000	2,515,508
NIBC Bank NV, EMTN
3.50% due 04/07/2014		1,700,000	2,382,759
Rabobank Nederland
11.00% due 12/29/2049 (b)(f)		$3,000,000	3,338,007

			16,517,264
Norway - 0.46%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	2,700,000	3,910,834
South Korea - 0.29%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013		1,800,000	2,475,863
Spain - 0.39%
Bankinter SA, Series D, MTN
5.00% due 05/14/2010		1,500,000	2,146,206
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(f)		$1,600,000	1,184,000

			3,330,206
Switzerland - 0.34%
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		3,100,000	2,886,906
United Kingdom - 4.39%
Bank of Scotland PLC, EMTN
5.625% due 05/23/2013	EUR	7,100,000	9,911,667
Barclays Bank PLC
6.05% due 12/04/2017 (f)		$3,000,000	2,601,504
10.179% due 06/12/2021 (f)		1,840,000	1,858,087
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (f)		4,200,000	4,193,839
HBOS PLC
6.75% due 05/21/2018 (f)		3,100,000	2,340,159
HSBC Holdings PLC
6.50% due 05/02/2036		1,600,000	1,562,454
Lloyds Banking Group PLC
5.92% due 10/01/2099 (f)		2,800,000	980,000
Lloyds TSB Bank PLC
2.2075% due 04/02/2012 (b)(f)		3,300,000	3,291,159
5.625% due 07/15/2049 (b)	EUR	1,020,000	1,402,288
National Grid PLC, EMTN
4.98% due 06/22/2011	CAD	2,000,000	1,735,649
NGG Finance PLC
6.125% due 08/23/2011	EUR	250,000	369,646
Pearson Dollar Finance Two PLC
5.50% due 05/06/2013 (f)		$3,000,000	2,958,291
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	500,000	231,470
Royal Bank of Scotland PLC
2.625% due 05/11/2012 (f)		$4,000,000	4,028,740

			37,464,953
United States - 21.80%
Altria Group, Inc.
9.25% due 08/06/2019		4,000,000	4,491,644
American Express Bank FSB
5.50% due 04/16/2013		$2,300,000	$2,257,149
American Express Bank FSB, BKNT
0.4706% due 06/12/2012 (b)		1,400,000	1,240,095
American Express Company
7.00% due 03/19/2018		4,300,000	4,175,463
American General Finance Corp.
6.90% due 12/15/2017		3,000,000	1,624,446
American International Group, Inc.
8.00% due 05/22/2038 (b)(f)	EUR	6,700,000	2,114,795
8.25% due 08/15/2018 (f)		$600,000	353,104
American International Group, Inc., MTN
5.85% due 01/16/2018		3,300,000	1,745,862
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,700,000	453,120
American International Group, Inc., Series WI
8.175% due 05/15/2058		$5,100,000	1,455,010
Autozone, Inc.
5.875% due 10/15/2012		800,000	830,928
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	4,600,000	4,536,921
Bear Stearns Companies, Inc.
7.25% due 02/01/2018		$6,800,000	7,167,125
Boston Scientific Corp.
6.00% due 06/15/2011		800,000	798,000
6.40% due 06/15/2016		1,600,000	1,488,000
CIT Group, Inc., MTN
0.9744% due 08/17/2009 (b)		2,700,000	2,624,073
Citigroup Capital XVIII
6.829% due 06/28/2067 (b)	GBP	100,000	82,260
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		$5,000,000	3,899,125
Citigroup Funding, Inc., MTN
2.0363% due 05/07/2010 (b)		5,600,000	5,484,377
Citigroup, Inc.
0.6313% due 12/28/2009 (b)		2,600,000	2,574,965
5.50% due 04/11/2013		50,000	46,862
6.00% due 08/15/2017		7,300,000	6,363,884
6.125% due 05/15/2018		5,800,000	5,073,034
6.625% due 06/15/2032		300,000	245,977
Citigroup, Inc., EMTN
1.305% due 06/28/2013 (b)	EUR	100,000	119,058
1.6144% due 01/16/2012 (b)	GBP	2,655,000	3,812,067
CNA Financial Corp.
5.85% due 12/15/2014		$4,000,000	3,211,872
6.00% due 08/15/2011		1,600,000	1,522,547
Computer Sciences Corp.
6.50% due 03/15/2018		3,000,000	3,065,487
DaimlerChrysler NA Holding Corp.
4.875% due 06/15/2010		300,000	300,237
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		400,000	408,158
Darden Restaurants, Inc.
6.20% due 10/15/2017		3,000,000	2,847,165
Exelon Corp.
4.90% due 06/15/2015		1,000,000	931,083
GATX Financial Corp.
5.50% due 02/15/2012		3,000,000	2,978,274

The accompanying notes are an integral part of the financial statements.

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
United States (continued)
General Electric Capital Corp.
4.625% due 09/15/2066 (b)(f)	EUR	100,000	$79,570
6.375% due 11/15/2067 (b)		$3,200,000	2,135,107
6.625% due 02/04/2010	NZD	250,000	162,100
6.75% due 03/15/2032		$2,000,000	1,795,412
General Electric Capital Corp., MTN
1.6163% due 05/22/2013 (b)		3,100,000	2,783,226
GMAC LLC
4.75% due 09/14/2009	EUR	200,000	273,556
Goldman Sachs Group, Inc.
1.0588% due 03/22/2016 (b)		$1,100,000	931,462
1.616% due 05/18/2015 (b)	EUR	1,500,000	1,779,885
5.95% due 01/18/2018		$800,000	775,967
6.15% due 04/01/2018		1,800,000	1,752,439
6.25% due 09/01/2017		1,800,000	1,780,969
Goldman Sachs Group, Inc., Series E, MTN
1.815% due 02/02/2015 (b)	EUR	1,800,000	2,175,550
5.375% due 02/15/2013		1,300,000	1,834,562
6.375% due 05/02/2018		1,000,000	1,422,353
Harris Corp.
5.95% due 12/01/2017		$500,000	510,899
Health Care Property, Inc.
5.95% due 09/15/2011		300,000	293,617
International Lease Finance Corp.
5.35% due 03/01/2012		1,100,000	858,607
Johnson Controls, Inc.
5.25% due 01/15/2011		900,000	909,759
JPMorgan & Company, Inc., Series A, MTN
0.00% due 02/15/2012 (b)		360,000	311,875
JPMorgan Chase & Company
0.854% due 12/26/2012 (b)		700,000	704,077
6.00% due 01/15/2018		2,800,000	2,781,540
JPMorgan Chase & Company, MTN
5.058% due 02/22/2021 (b)	CAD	1,000,000	763,470
JPMorgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	1,900,000	2,253,455
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		$1,300,000	1,033,270
JPMorgan Chase Capital XXII, Series V
6.45% due 02/02/2037		1,800,000	1,439,415
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		4,000,000	3,874,764
Lehman Brothers Holdings, Inc., MTN
5.46% due 11/16/2009 ^ (b)		4,100,000	604,750
5.625% due 01/24/2013 ^		4,500,000	680,625
6.875% due 05/02/2018 ^		2,100,000	336,000
Loews Corp.
5.25% due 03/15/2016		400,000	401,932
Longpoint Re, Ltd.
5.8744% due 05/08/2010 (b)(f)		1,600,000	1,555,200
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010		900,000	901,930
5.75% due 09/15/2015		5,000,000	4,763,645
Masco Corp.
5.875% due 07/15/2012		300,000	282,085
Merrill Lynch & Company, Inc., EMTN
1.644% due 01/31/2014 (b)	EUR	1,000,000	1,159,456
Merrill Lynch & Company, Inc., MTN
3.1875% due 05/12/2010 (b)		$1,900,000	1,889,309
Merrill Lynch & Company, Inc., MTN (continued)
6.875% due 04/25/2018		$5,000,000	$4,627,780
Morgan Stanley
1.6113% due 10/15/2015 (b)		2,900,000	2,485,132
Morgan Stanley, EMTN
1.60% due 03/01/2013 (b)	EUR	1,300,000	1,607,611
1.845% due 04/13/2016 (b)		300,000	336,681
Morgan Stanley, GMTN
1.843% due 01/16/2017 (b)		2,000,000	2,196,236
Nabors Industries, Inc.
6.15% due 02/15/2018		$3,000,000	2,879,883
Nisource Finance Corp.
5.40% due 07/15/2014		400,000	378,487
Nordstrom, Inc.
6.25% due 01/15/2018		3,000,000	2,947,590
Pricoa Global Funding I
0.7344% due 06/26/2012 (b)(f)		3,700,000	3,436,172
ProLogis
5.625% due 11/15/2015		2,000,000	1,585,812
Reynolds American, Inc.
1.3294% due 06/15/2011 (b)		400,000	374,106
Ryder System, Inc., MTN
5.85% due 11/01/2016		1,100,000	999,656
Sara Lee Corp.
6.25% due 09/15/2011		800,000	845,535
Sealed Air Corp.
5.625% due 07/15/2013 (f)		4,200,000	3,798,089
Simon Property Group LP
6.125% due 05/30/2018		3,000,000	2,790,492
Spectra Energy Capital LLC
6.20% due 04/15/2018		5,000,000	4,910,210
Sprint Capital Corp.
8.75% due 03/15/2032		300,000	241,500
Sprint Nextel Corp.
6.00% due 12/01/2016		1,400,000	1,144,500
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018		3,000,000	2,572,500
State Street Capital Trust IV
1.6294% due 06/15/2037 (b)		2,300,000	1,325,410
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (f)		400,000	358,811
The Cleveland Electric Illuminating Company
5.70% due 04/01/2017		3,000,000	2,922,765
Valero Energy Corp.
6.125% due 06/15/2017		3,000,000	2,892,144
Verizon Communications, Inc.
6.10% due 04/15/2018		3,400,000	3,487,574
6.40% due 02/15/2038		2,000,000	1,957,982
Verizon Wireless Capital LLC
3.3163% due 05/20/2011 (b)(f)		3,000,000	3,087,531
Viacom, Inc.
5.75% due 04/30/2011		1,200,000	1,228,514
Wal-Mart Stores, Inc.
5.25% due 09/28/2035	GBP	250,000	391,959

			186,124,667

TOTAL CORPORATE BONDS (Cost $409,765,496)			$362,312,923

The accompanying notes are an integral part of the financial statements.

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

MUNICIPAL BONDS - 0.93%
California - 0.62%
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1
5.125% due 06/01/2047		$200,000	$107,792
5.75% due 06/01/2047		6,505,000	3,911,977
Los Angeles California Wastewater Systems Revenue, Series A
5.00% due 06/01/2027		200,000	200,274
Metropolitan Water District Southern California Waterworks Revenue
5.00% due 10/01/2036		45,000	45,065
State of California
5.00% due 06/01/2032		1,200,000	1,036,812

			5,301,920
Illinois - 0.02%
Chicago Illinois, Series A
8.514% due 01/01/2030 (b)		230,000	200,358
Iowa - 0.04%
Tobacco Settlement Authority of Iowa, Tobacco Settlement Revenue, Series A
6.50% due 06/01/2023		480,000	342,542
New York - 0.06%
New York City Municipal Water Finance Authority, Water & Sewer Revenue, Series 1289
8.85% due 12/15/2013 (b)		300,000	253,884
New York City Transitional Financial Authority
5.00% due 02/01/2028		285,000	288,830

			542,714
Ohio - 0.18%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		2,700,000	1,520,154
Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp. zero coupon due 08/01/2054		800,000	41,656

TOTAL MUNICIPAL BONDS (Cost $11,680,459)			$7,949,344

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.95%
Australia - 1.05%
Puma Finance, Ltd., Series 2004-P10, Class BA
3.555% due 07/12/2036 (b)	AUD	806,558	615,744
Puma Finance, Ltd., Series 2005-P11, Class BA
3.40% due 08/22/2037 (b)		4,218,940	3,161,702
Swan, Series 2006-1E, Class A2
3.26% due 05/12/2037 (b)		2,650,761	1,975,784
Torrens Trust, Series 2007-1, Class A
3.6683% due 09/19/2014 (b)(e)		4,248,868	3,230,378

			8,983,608
Ireland - 0.27%
Immeo Residential Finance PLC, Series 2007-2, Class A
1.437% due 12/15/2016 (b)	EUR	2,082,327	1,855,540
Lusitano Motgages PLC, Series 1, Class A
1.557% due 12/15/2035 (b)		400,993	453,536

			2,309,076
Italy - 0.48%
IntesaBci Sec 2 SRL, Series 2003-1, Class A2
1.546% due 08/28/2023 (b)	EUR	335,273	$452,246
Siena Mortgages, Series 2003-4, Class A2
1.498% due 12/16/2038 (b)		2,280,722	3,066,484
Vela Home Srl, Series 2003-1, Class A1
1.685% due 10/24/2027 (b)		410,353	567,282

			4,086,012
Netherlands - 0.27%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)		500,000	706,117
Atomium Mortgage Finance BV, Series 2003-I, Class A
2.266% due 07/01/2034 (b)		101,362	131,666
Delphinus BV, Series 2001-II, Class A1
1.556% due 11/28/2031 (b)		193,584	261,378
Dutch MBS BV, Series X, Class B
1.79% due 10/02/2079 (b)		661,766	910,471
Dutch MBS BV, Series XI, Class A1
1.612% due 11/02/2034 (b)		31,966	44,601
Dutch Mortgage Portfolio Loans, BV, Series III, Class A
1.494% due 11/20/2035 (b)		196,419	250,626
Holland Euro-Denominated Mortgage Backed Series, Series 2, Class A
1.68% due 04/18/2012 (b)		11,146	15,559

			2,320,418

Spain - 0.08%
Bancaja Fondo de Titulizacion de Activos, Series2005-8, Class A
1.516% due 10/25/2037 (b)		760,051	715,226
United Kingdom - 0.30%
Bauhaus Securities, Ltd., Series 1, Class A2
1.704% due 10/30/2052 (b)		186,449	248,481
Permanent Financing PLC,
Series 2004-4, Class 5A2
1.4256% due 06/10/2042 (b)	GBP	1,500,000	2,282,604

United States - 8.50%			2,531,085
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
5.1522% due 09/25/2035 (b)		$269,408	175,060
American Home Mortgage Assets, Series 2006-5, Class A1
2.26% due 11/25/2046 (b)		1,446,481	483,468
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		164,114	116,376
Banc of America Funding Corp., Series 2005-E, Class 1A1
0.605% due 05/20/2035 (b)		619,399	285,882
Banc of America Funding Corp., Series 2006-J, Class 4A1
6.1021% due 01/20/2047 (b)		379,438	201,468
Banc of America Mortgage Securities, Series 2004-4, Class 1A9
5.00% due 05/25/2034		386,446	379,145

The accompanying notes are an integral part of the financial statements.

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
BCAP LLC Trust, Series 2006-AA2, Class A1
0.4787% due 01/25/2037 (b)	$3,969,791	$1,508,828
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A1
3.5305% due 08/25/2033 (b)	343,600	295,592
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 6A
4.6545% due 10/25/2033 (b)	373,891	328,441
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1
5.1715% due 02/25/2034 (b)	46,067	29,738
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 22A
4.248% due 05/25/2034 (b)	625,890	491,990
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 23A
4.6301% due 05/25/2034 (b)	274,819	191,591
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1
4.8081% due 11/25/2034 (b)	251,881	208,367
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1
5.7332% due 02/25/2036 (b)	1,474,280	865,675
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1
2.90% due 03/25/2035 (b)	3,781,571	3,268,181
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2
2.2638% due 03/25/2035 (b)	1,660,026	1,424,923
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1
2.50% due 08/25/2035 (b)	2,707,803	2,367,208
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4904% due 09/25/2036 (b)	1,877,610	1,016,973
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5208% due 11/25/2035 (b)	1,663,344	895,735
Bear Stearns Alt-A Trust, Series 2006-1, Class 21A2
5.7308% due 02/25/2036 (b)	3,004,275	1,327,682
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1
5.6443% due 01/26/2036 (b)	3,238,784	1,787,987
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B
5.8883% due 02/10/2017 (b)	1,400,000	989,208
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,Class A1
4.7475% due 08/25/2035 (b)	1,139,930	905,937
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,Class A2
4.2475% due 08/25/2035 (b)	1,345,999	1,070,021
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	5,600,000	4,132,056
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A3
5.25% due 06/25/2035	423,613	337,719
Countrywide Alternative Loan Trust, Series 2005-56, Class 2A2
3.38% due 11/25/2035 (b)	201,015	87,836
Countrywide Alternative Loan Trust, Series 2005-56, Class 2A3
2.84% due 11/25/2035 (b)	$241,053	$101,477
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B
0.515% due 07/20/2046 (b)	994,960	382,819
Countrywide Alternative Loan Trust, Series 2007-11T1, Class A12
0.6637% due 05/25/2037 (b)	706,812	279,972
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 5A1
6.25% due 08/25/2037	334,419	179,338
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A9
6.00% due 04/25/2037	624,860	337,976
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A
0.4938% due 05/25/2047 (b)	3,159,359	1,181,686
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 11A1
4.5429% due 08/25/2034 (b)	153,177	94,188
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-22, Class A3
4.7857% due 11/25/2034 (b)	507,133	384,536
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1
4.7887% due 04/20/2035 (b)	228,298	200,409
Countrywide Home Loans, Series 2004-25, Class 1A1
0.6438% due 02/25/2035 (b)	77,451	40,451
Countrywide Home Loans, Series 2004-25, Class 2A1
0.6538% due 02/25/2035 (b)	115,223	61,025
Countrywide Mortgage Backed Securities, Inc., Series 2005-2, Class 2A1
0.6338% due 03/25/2035 (b)	178,065	81,019
CS First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
3.8442% due 07/25/2033 (b)	46,499	41,059
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
4.2135% due 08/25/2033 (b)	787,181	688,205
CS First Boston Mortgage Securities Corp., Series 2002-AR13, Class 3A
3.0436% due 05/25/2032 (b)	7,535	6,997
CS First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.50% due 04/25/2033	47,670	44,564
Downey Savings & Loan Association Mortgage Loan Trust, Series 2006-AR2, Class 2AB3
0.6231% due 03/19/2017 (b)	2,600,000	218,509
Federal Home Loan Mortgage Corp., Series 2752,Class FM
0.6694% due 12/15/2030 (b)	266,192	266,565
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-62, Class1A1
2.6381% due 10/25/2044 (b)	2,649,999	2,607,109

The accompanying notes are an integral part of the financial statements.

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
First Alliance Mortgage Loan, Series 1997-4, Class A3
0.545% due 12/20/2027 (b)	$29,702	$17,591
First Horizon Asset Securities, Inc., Series 2003-AR2, Class 2A1
3.1697% due 07/25/2033 (b)	130,571	115,491
First Horizon Asset Securities, Inc., Series 2003-AR4, Class 2A1
4.7416% due 12/25/2033 (b)	284,677	234,518
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1
5.3647% due 08/25/2035 (b)	248,584	188,851
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A
0.6694% due 11/15/2031 (b)	115,231	92,142
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
4.7654% due 06/25/2034 (b)	47,796	25,942
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1
5.50% due 09/25/2034	201,205	201,739
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
0.3938% due 10/25/2046 (b)	2,329,570	1,916,664
Greenpoint Mortgage Funding Trust, Series 2006-OH1, Class A1
0.4938% due 01/25/2037 (b)	479,432	193,456
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
4.826% due 10/25/2033 (b)	43,698	33,003
GS Mortgage Securities Corp., Series 2003-1,Class A2
1.0137% due 01/25/2032 (b)	87,989	56,700
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.5303% due 03/25/2033 (b)	293,457	267,635
Harborview Mortgage Loan Trust, Series 2003-1,Class A
4.3528% due 05/19/2033 (b)	518,755	441,160
Harborview Mortgage Loan Trust, Series 2005-4,Class 3A1
5.1426% due 07/19/2035 (b)	97,909	56,805
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A
0.5031% due 01/19/2038	858,118	365,465
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A
4.9762% due 12/25/2034 (b)	149,934	113,531
JPMorgan Alternative Loan Trust, Series 2006-A6, Class 2A1
5.50% due 11/25/2036 (b)	1,038,273	841,425
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,700,000	1,374,330
JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1
4.3805% due 11/25/2033 (b)	367,816	319,580
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1
5.0116% due 02/25/2035 (b)	744,581	650,887
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A5
4.7726% due 07/25/2035 (b)	$3,900,273	$3,125,478
Mastr Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1
0.5537% due 05/25/2037 (b)	763,327	325,392
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
0.7594% due 12/15/2030 (b)	119,596	96,262
Merrill Lynch Alternative Note Asset, Series 2007-AF1, Class AV1
5.5569% due 06/25/2037 (b)	1,740,028	801,107
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1
4.6679% due 02/25/2033 (b)	238,134	202,538
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 1A
2.42% due 10/25/2035 (b)	1,996,022	1,609,301
Merrill Lynch Mortgage Investors, Inc., Series 2005-3, Class 4A
0.5638% due 11/25/2035 (b)	1,731,540	1,193,477
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.5238% due 02/25/2036 (b)	5,985,122	3,224,651
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2
0.5638% due 08/25/2036 (b)	273,313	125,138
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	1,400,000	931,010
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3
6.1556% due 08/12/2049 (b)	3,200,000	2,209,905
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	2,400,000	1,806,814
Puma Finance, Ltd., Series 2006-G5, Class A1
0.8225% due 02/21/2038 (b)(e)	1,064,490	823,645
Residential Accredit Loans, Inc., Series 2006-QA2, Class 2A1
5.88% due 02/25/2036 (b)	1,272,807	651,055
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1
0.4938% due 06/25/2046 (b)	4,054,142	1,559,205
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2
0.5437% due 05/25/2037 (b)	1,360,680	280,877
Residential Accredit Loans, Inc., Series 2007-QO2, Class A1
0.4638% due 02/25/2047 (b)	998,846	382,880
Residential Asset Securitization Trust, Series 2005-A15, Class 5A1
5.75% due 02/25/2036	694,949	442,760
Residential Asset Securitization Trust, Series 2006-R1, Class A2
0.7138% due 01/25/2046 (b)	1,029,071	470,511
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21
5.2022% due 09/25/2035 (b)	263,327	188,547

The accompanying notes are an integral part of the financial statements.

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Sequoia Mortgage Trust, Series 5, Class A
0.6631% due 10/19/2026 (b)		$75,430	$57,075
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
0.665% due 07/20/2033 (b)		282,360	226,408
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A1
4.8022% due 02/25/2034 (b)		264,455	202,236
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 7A1
5.1987% due 09/25/2034 (b)		1,202,113	1,034,291
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2
4.0261% due 04/25/2034 (b)		606,042	505,837
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A1
0.5238% due 05/25/2046 (b)		980,724	395,552
Thornburg Mortgage Securities Trust, Series 2003-5, Class 1A
4.5307% due 10/25/2043 (b)		1,633,194	1,371,784
WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A6
4.5423% due 09/25/2033 (b)		1,000,000	848,007
WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 1A
2.08% due 01/25/2047 (b)		1,007,232	354,880
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
2.54% due 11/25/2042 (b)		668,024	384,275
WaMu Mortgage Pass-Through Certificates, Series 2002-AR2, Class A
2.877% due 02/27/2034 (b)		139,547	114,169
WaMu Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7
2.9093% due 06/25/2033 (b)		196,471	153,294
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
0.5738% due 11/25/2045 (b)		368,655	178,363
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.6237% due 01/25/2045 (b)		103,689	48,197
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.5437% due 04/25/2045 (b)		205,129	105,068
WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1
0.8537% due 12/25/2027 (b)		321,409	239,942

Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A
2.28% due 07/25/2046 (b)		672,488	227,428
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR11, Class 1A1
4.6116% due 06/25/2035 (b)		6,588,910	5,777,803

			72,553,068

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,094,729)			$93,498,493

Canada - 0.54%
Ford Auto Securitization Trust, Series 2009-R1A, Class A1
3.396% due 11/15/2011 (e)	CAD	3,800,000	$3,265,866
Ford Auto Securitization Trust, Series 2009-R1A, Class A2
4.817% due 10/15/2012 (e)		1,500,000	1,286,646

			4,552,512
Ireland - 0.37%
Cars Alliance Funding PLC, Series 2007-1, Class A
1.586% due 10/08/2023 (b)	EUR	1,400,000	1,739,403
SC Germany Auto, Series 2007-1, Class A		1,064,666	1,432,104

1.032% due 08/11/2015 (b)			3,171,507

Netherlands - 0.07%
Globaldrive BV, Series 2007-1, Class B
1.238% due 06/20/2015 (b)		650,000	612,126

United States - 2.02%
Access Group, Inc., Series 2008-1, Class A
2.3919% due 10/27/2025 (b)		$2,322,495	2,341,728
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
0.6037% due 07/25/2032 (b)		6,344	3,363
Amresco Residential Securities, Series 1999-1, Class A
1.2537% due 06/25/2029 (b)		27,650	16,052
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B
1.2194% due 01/15/2011 (b)		3,307,133	3,309,582
Ford Credit Auto Owner Trust, Series 2008-C, Class A3
1.7394% due 06/15/2012 (b)		2,200,000	2,207,050
Franklin Auto Trust, Series 2008-A, Class A2
1.315% due 10/20/2011 (b)		1,636,528	1,638,853
Home Equity Asset Trust, Series 2002-1, Class A4
0.9087% due 11/25/2032 (b)		1,283	529
Nelnet Student Loan Trust, Series 2008-4, Class A1
1.6219% due 04/27/2015 (b)		2,260,166	2,258,515
Residential Asset Mortgage Products, Inc., Series 2002-RS3, Class AII1
0.8737% due 06/25/2032 (b)		20,226	10,124
Residential Asset Securities Corp., Series 2002-KS4, Class AIIB
0.8138% due 07/25/2032 (b)		48,822	18,626
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2A
0.3638% due 12/25/2036 (b)		1,346,295	1,206,099
Structured Asset Mortgage Investments, Inc., Series 2004-AR3, Class 1A2
0.8931% due 07/19/2034 (b)		151,412	82,521
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		4,700,000	3,617,957

The accompanying notes are an integral part of the financial statements.

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A
0.5437% due 10/25/2035 (b)(f)		$540,621	$510,580

			17,221,579

TOTAL ASSET BACKED SECURITIES
(Cost $27,762,400)			$25,557,724

SUPRANATIONAL OBLIGATIONS - 0.12%
Japan - 0.12%
Inter-American Development Bank
1.90% due 07/08/2009	JPY	100,000,000	1,038,227

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $827,740)			$1,038,227

PREFERRED STOCKS - 0.25%
United States - 0.25%
DG Funding Trust (f)(i)		236	2,035,500
SLM Corp. (i)		9,800	122,990

			2,158,490

TOTAL PREFERRED STOCKS (Cost $2,611,850)			$2,158,490

TERM LOANS - 1.05%
Australia - 0.20%
Seven Media Group, Term T1
5.4355% due 02/07/2013 (b)	AUD	3,427,927	1,657,334
United States - 0.85%
Chrysler Financial
4.340% due 08/03/2012 (b)		$3,463,727	3,205,392
Ford Motor Company, Term B
3.5944% due 11/29/2013 (b)		973,810	702,117
NRG Energy, Inc.
1.12% due 02/01/2013 (b)		1,129,034	1,060,010
NRG Energy, Inc., Tranche B
2.72% due 02/01/2013 (b)		2,474,852	2,323,549

			7,291,068

TOTAL TERM LOANS (Cost $10,402,787)			$8,948,402

OPTIONS - 0.00%
Germany - 0.00%
Over The Counter European Purchase Put Option on the EUR vs. USD
Expiration 07/20/2009 at $1.18 *		40,800,000	5,380

TOTAL OPTIONS (Cost $5,667)			$5,380

REPURCHASE AGREEMENTS - 2.40%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.09% to be repurchased at $19,100,048 on 07/01/2009, collateralized by $19,220,000 Federal National Mortgage Association, 1.75% due 03/23/2011 (valued at $19,527,904, including interest)		$19,100,000	$19,100,000
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $1,380,000 on 07/01/2009, collateralized by $1,400,000 Federal National Mortgage Association, 1.75% due 04/15/2011 (valued at $1,412,250, including interest)		$1,380,000	$1,380,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,480,000)			$20,480,000

SHORT TERM INVESTMENTS - 0.47%
Merrill Lynch Commercial Trust 2008-LAQ
2.9864% due 07/09/2009		$2,700,000	$2,432,366
U.S. Treasury Bills zero coupon due 07/02/2009 to 07/09/2009 ***		1,540,000	1,539,985

TOTAL SHORT TERM INVESTMENTS
(Cost $4,235,544)			$3,972,351

Total Investments (Global Bond Trust)
(Cost $997,252,738) - 107.50%			$917,656,336
Other assets and liabilities, net - (7.50)%			(64,027,585)

TOTAL NET ASSETS - 100.00%			$853,628,751

High Income Trust

	Shares or Principal Amount	Value

CORPORATE BONDS - 61.41%
Basic Materials - 6.58%
AbitibiBowater, Inc.
11.50% due 06/30/2010 ^ (b)	$355,571	$283,568
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013 ^	3,000,000	225,000
7.75% due 06/15/2011 ^	2,780,000	222,400
8.375% due 04/01/2015 ^	2,875,000	230,000
13.75% due 04/01/2011 ^ (f)	405,000	372,600
15.50% due 07/15/2010 ^ (f)	390,000	62,400
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028 ^	509,000	41,992
American Pacific Corp.
9.00% due 02/01/2015	9,050,000	8,020,562
CII Carbon LLC
11.125% due 11/15/2015 (f)	21,435,000	15,459,994
Huntsman International LLC
11.625% due 10/15/2010	59,000	60,475
Newark Group, Inc.
9.75% due 03/15/2014 ^	403,000	8,564
NewPage Corp.
10.00% due 05/01/2012	1,440,000	691,200
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	880,175
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^	400,000	2,000
8.375% due 06/01/2013 ^	1,800,000	9,000

The accompanying notes are an integral part of the financial statements.

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Sappi Papier Holding AG
7.50% due 06/15/2032 (f)	$4,910,000	$2,062,200
Teck Resources, Ltd.
10.25% due 05/15/2016 (f)	925,000	968,938
10.75% due 05/15/2019 (f)	1,360,000	1,462,000
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	28,208
Verso Paper Holdings LLC
11.50% due 07/01/2014 (f)	465,000	425,475

		31,516,751
Communications - 20.26%
Adelphia Communications Corp.
7.75% due 01/15/2049 ^	3,000,000	56,250
9.875% due 03/01/2049 ^	2,050,000	38,437
10.25% due 11/01/2049 ^	1,025,000	19,219
Canadian Satellite Radio Holdings, Inc.
1.50% due 02/14/2016 (b)(e)	714,157	370,076
12.75% due 02/15/2014	5,507,000	1,225,307
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,900,000	163,350
Century Communications
8.375% due 12/15/2049 ^ (e)	1,000,000	0
Charter Communications Holdings I LLC
9.92% due 04/01/2014 ^	6,026,000	37,662
10.00% due 05/15/2014 ^	3,830,000	23,937
11.00% due 10/01/2015 ^	13,600,000	1,632,000
11.125% due 01/15/2014 ^	2,760,000	17,250
12.125% due 01/15/2015 ^	3,140,000	19,625
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^	4,220,000	4,452,100
10.25% due 10/01/2013 ^ (f)	4,149,000	4,107,510
10.25% due 09/15/2010 ^	13,640,000	14,322,000
Charter Communications Holdings LLC
8.75% due 11/15/2013 ^	1,815,000	1,724,250
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (f)	2,820,000	2,918,700
Digicel Group, Ltd.
8.875% due 01/15/2015 (f)	3,685,000	3,058,550
Idearc, Inc.
8.00% due 11/15/2016 ^	19,805,000	519,881
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016 (f)	2,980,000	2,920,400
Mobile Satellite Ventures LP zero coupon, Step up to
14.00% on 04/01/2010 due 04/01/2013	1,210,000	556,600
Nextel Communications, Inc., Series D
7.375% due 08/01/2015	7,545,000	6,017,138
R.H. Donnelley Corp.
6.875% due 01/15/2013 ^	405,000	20,756
8.875% due 10/15/2017 ^	8,918,000	457,048
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013 ^	2,900,000	148,625
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	11,980,000	613,975
Sirius XM Radio, Inc.
7.00% due 12/01/2014 (f)	12,225,000	5,608,219
9.625% due 08/01/2013	7,905,000	5,829,938
13.00% due 08/01/2013 (f)	22,590,000	18,382,613
Sirius XM Radio, Inc., Series AI
10.00% due 06/01/2011	$16,820,000	$13,287,800
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (f)	1,503,455	706,624
Vertis, Inc.
13.50% due 04/01/2014	929,737	4,649
Vertis, Inc., Series A
18.50% due 10/01/2012	3,648,594	807,251
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (f)	7,000,000	6,947,500
Young Broadcasting, Inc.
10.00% due 03/01/2011 ^	8,576,000	21,440

		97,036,680
Consumer, Cyclical - 25.74%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	85,007	62,055
Allison Transmission, Inc.
11.00% due 11/01/2015 (f)	7,905,000	6,244,950
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)	18,525,000	12,967,500
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	385,280
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (f)	911,569	428,437
AMR Corp., MTN, Series B
10.40% due 03/10/2011	4,500,000	2,205,000
Continental Airlines, Inc.
5.00% due 06/15/2023	9,900,000	9,108,000
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	18,270
Delta Air Lines, Inc., Series 01-1
7.711% due 03/18/2013	8,150,000	6,846,000
Duane Reade, Inc.
9.75% due 08/01/2011	3,610,000	3,068,500
Exide Technologies, Series B
10.50% due 03/15/2013	10,900,000	8,883,500
Eye Care Centers of America
10.75% due 02/15/2015	1,448,000	1,448,000
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (f)	23,210,000	870,375
Fontainebleau Senior Note
12.50% due 06/01/2022 ^ (e)	3,886,456	279,436
Gol Finance
8.75% due 12/31/2049 (f)	3,870,000	2,225,250
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	3,440,000	3,388,400
10.50% due 05/15/2016	2,230,000	2,252,300
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (f)	8,419,000	526,188
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (f)	1,200,000	930,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	16,982,000	13,670,510
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,720,000	2,257,600
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (f)	8,130,000	3,414,600

The accompanying notes are an integral part of the financial statements.

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

High Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Majestic Star Casino LLC
9.50% due 10/15/2010 ^	$13,489,000	$8,160,845
9.75% due 01/15/2011 ^	4,870,000	596,575
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (f)	12,740,000	6,370,000
MGM Mirage, Inc.
6.75% due 09/01/2012	925,000	657,328
11.125% due 11/15/2017 (f)	1,235,000	1,326,081
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,439,000	1,670,715
9.75% due 04/01/2010	155,000	148,412
Northwest Airlines zero coupon due 01/16/2017 ^	4,640,000	2,923
6.625% due 02/15/2023 ^	15,810,000	80,631
7.625% due 11/15/2023 ^	8,965,000	45,722
8.70% due 03/15/2049 ^	2,220,000	11,100
8.875% due 06/01/2049 ^	6,860,000	34,300
9.875% due 03/15/2037 ^	7,390,000	36,950
10.00% due 02/01/2049 ^	3,810,000	19,050
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (f)	755,000	588,900
Tenneco Automotive, Inc.
8.625% due 11/15/2014	8,585,000	6,181,200
Travelport LLC
9.875% due 09/01/2014	4,415,000	2,935,975
11.875% due 09/01/2016	750,000	442,500
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015 ^	14,635,000	1,811,081
TRW Automotive, Inc.
7.00% due 03/15/2014 (f)	965,000	694,800
United Air Lines, Inc.
12.75% due 07/15/2012	2,500,000	2,262,500
US Airways Group, Inc.
7.00% due 09/30/2020	6,275,000	4,902,344
7.25% due 05/15/2014	3,650,000	2,454,625
US Corrugated, Inc.
10.00% due 06/12/2013	540,000	334,800

		123,249,508
Consumer, Non-cyclical - 1.60%
Alliance One International, Inc.
12.75% due 11/15/2012	2,420,000	2,547,050
ASG Consolidated LLC/ASG Finance, Inc.
11.5 due 11/01/2011 (f)	3,280,000	3,001,200
MSX International UK
12.50% due 04/01/2012 (f)	1,235,000	432,250
North Atlantic Trading Company
10.00% due 03/01/2012 (f)	2,626,750	1,050,700
Quebecor World Capital Corp.
6.125% due 11/15/2013 ^	3,410,000	289,850
8.75% due 03/15/2016 ^ (f)	590,000	53,100
Quebecor World, Inc.
9.75% due 01/15/2015 ^ (f)	3,365,000	302,850

		7,677,000
Diversified - 0.14%
Marquee Holdings, Inc.
12.00 due 08/15/2014	855,000	658,350
Energy - 0.33%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011 (e)	$1,825,000	$1,562,253
Financial - 2.26%
iStar Financial, Inc.
10.00% due 06/15/2014 (f)	1,911,000	1,414,140
iStar Financial, Inc., Series 1
5.875% due 03/15/2016	2,480,000	992,000
JPMorgan Chase & Company, Series 1
7.90% due 12/31/2049 (b)	6,715,000	5,876,296
Realogy Corp.
10.50% due 04/15/2014	965,000	417,363
12.375% due 04/15/2015	645,000	180,600
TAM Capital, Inc.
7.375% due 04/25/2017	2,265,000	1,664,775
Ucar Finance, Inc.
10.25% due 02/15/2012	294,000	277,830

		10,823,004
Industrial - 1.41%
Jefferson Smurfit Corp.
8.25% due 10/01/2012 ^	790,000	296,250
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2010 ^	1,884,000	659,400
Sequa Corp.
11.75% due 12/01/2015 (f)	2,310,000	1,334,025
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 ^	11,520,000	4,262,400
8.375% due 07/01/2012 ^	495,000	189,337

		6,741,412
Utilities - 3.09%
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016	6,084,000	2,798,640
Texas Competitive Electric Holdings Company LLC, Series A
10.25% due 11/01/2015	19,285,000	12,004,913

		14,803,553

TOTAL CORPORATE BONDS (Cost $425,268,852)		$294,068,511

CONVERTIBLE BONDS - 4.27%
Communications - 1.40%
Charter Communications, Inc.
6.50% due 10/01/2027 ^	30,219,000	6,723,728
Consumer, Cyclical - 2.65%
Pinnacle Airlines Corp.
3.25% due 02/15/2025	1,608,000	1,339,123
UAL Corp.
4.50% due 06/30/2021	33,398,000	11,326,364

		12,665,487
Financial - 0.22%
MBIA Insurance Company
14.00% due 01/15/2033 (f)	2,730,000	1,037,400

TOTAL CONVERTIBLE BONDS (Cost $33,593,443)		$20,426,615

The accompanying notes are an integral part of the financial statements.

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

High Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.62%
GS Mortgage Securities Corp., Series 2006-NIM3, Class OS zero coupon due 10/26/2037	$5,000	$500
Countrywide Alternative Loan Trust, Series 2007-OA9, Class B1
2.2719% due 06/25/2047 (b)(f)	919,783	2,717
Countrywide Alternative Loan Trust, Series 2007-OA9, Class XP
3.6555% IO due 06/25/2047	51,676,322	1,130,419
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (f)	10,845,000	9,037,247
DSLA Mortgage Loan Trust, Series 2005-AR5, Class X2
3.4275% IO due 08/19/2045	102,364,801	1,791,384

Global Tower Partners Acquisition LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (f)	540,000	471,741
Harborview Mortgage Loan Trust, Series 2006-BU1, Class R zero coupon due 02/19/2046	174,930,716	0
Harborview Mortgage Loan Trust, Series 2007-3, Class ES
0.35% due 05/19/2047	68,927,437	280,018
Harborview Mortgage Loan Trust, Series 2007-4, Class ES
0.35% due 07/19/2047	71,447,510	312,583
Harborview Mortgage Loan Trust, Series 2007-6, Class ES
0.3425% due 08/19/2037 (f)	51,291,856	208,373
Lehman XS Net Interest Margin Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (f)	341,371	6,827
Lehman XS Net Interest Margin Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (f)	505,000	5,050
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (f)	1,820,000	1,601,600
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (f)	2,380,000	2,094,400
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-AR19, Class B1
1.0137% due 12/25/2045 (b)	3,059,197	397,696

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $24,714,012)		$17,340,555

ASSET BACKED SECURITIES - 0.42%
Dominos Pizza Master Issuer LLC, Series 2007-1, Class M1
7.629% due 04/27/2037 (f)	3,730,000	2,014,200

TOTAL ASSET BACKED SECURITIES
(Cost $3,729,975)		$2,014,200

COMMON STOCKS - 5.24%
Basic Materials - 0.00%
Tembec, Inc. *	27,054	13,025
Communications - 1.70%
Canadian Satellite Radio Holdings, Inc. *	452,601	194,559
Canadian Satellite Radio Holdings, Series A *	153,089	65,808
Comcast Corp., Class A	212,659	$2,998,492
Sirius XM Radio, Inc. *	4,473,205	1,923,478
Sprint Nextel Corp. *	326,900	1,572,389
Time Warner Cable, Inc. *	42,942	1,359,973
Vertis Holdings, Inc. *	50,280	0

		8,114,699
Consumer, Cyclical - 3.40%
CVS Caremark Corp.	66,000	2,103,420
Delta Air Lines, Inc. *	2,252,794	13,043,677
Federal Mogul Corp. *	32,948	311,359
Fontainebleau Resorts LLC, Class A * (e)	68,468	85,298
UAL Corp. *	49,000	156,310
US Airways Group, Inc. *	247,799	602,152

		16,302,216
Energy - 0.09%
Dominion Petroleum, Ltd., GDR *	4,279,603	450,470
Financial - 0.05%
Adelphia Recovery Trust, Series ACC-1 *	5,927,870	148,197
Adelphia Recovery Trust, Series Arahova *	424,950	72,241

		220,438
Industrial - 0.00%
Pliant Corp. * (a)(e)	145	0

TOTAL COMMON STOCKS (Cost $70,776,367)		$25,100,848

PREFERRED STOCKS - 6.08%
Consumer, Cyclical - 1.52%
Continental Airlines Finance Trust II, 6.00%	546,898	7,280,580
Financial - 4.56%
Bank of America Corp., 8.20%	437,000	8,630,750
Bank of America Corp., Series L, 7.25%	2,183	1,825,053
CIT Group, Inc., 7.75%	91,768	569,879
iStar Financial, Inc., Series E, 7.875%	381,900	2,730,585
iStar Financial, Inc., Series F, 7.80%	257,166	1,828,450
iStar Financial, Inc., Series G, 7.65%	109,058	774,312
iStar Financial, Inc., Series I, 7.50%	244,180	1,636,006
Wells Fargo & Company, Series L, 7.50%	4,912	3,855,773

		21,850,808
Industrial - 0.00%
Pliant Corp., Series AA, 13.00%, PIK ^	1,287	193

TOTAL PREFERRED STOCKS (Cost $29,051,446)		$29,131,581

TERM LOANS - 15.59%
Basic Materials - 0.03%
Tembec, Inc.
7.3188% due 02/28/2012 (b)	188,750	120,800
Communications - 2.33%
Idearc, Inc.
zero coupon due 11/17/2014 ^ (b)	1,100,000	467,500
4.25% due 04/11/2017 (b)	18,277,665	7,768,008
R.H. Donnelley Corp.
zero coupon due 06/30/2011 ^ (b)	2,550,830	1,992,198

The accompanying notes are an integral part of the financial statements.

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (continued)
Communications (continued)
Sirius XM Radio, Inc.
2.625% due 12/20/2012 (b)	$358,613	$307,510
Star Tribune Corp.
6.25% due 03/01/2014 ^ (b)	3,206,792	641,358
10.83% due 03/01/2015 ^ (b)	4,125,000	0

		11,176,574
Consumer, Cyclical - 10.42%
Delta Airlines, Inc.
2.3175% due 04/30/2012 (b)	1,607,200	1,383,196
3.5675% due 04/30/2014 (b)	9,283,195	6,332,467
East Valley Tourist Development
7.9963% due 08/06/2012 (b)	810,000	486,000
Fontainebleau
4.3175% due 06/06/2014 ^ (b)	4,687,500	1,281,248
Greektown Holdings LLC
zero coupon due 09/09/2009 (b)	532,609	521,957
zero coupon due 09/09/2009 (b)	889,717	871,923
zero coupon due 12/03/2012	13,080,932	7,979,369
zero coupon due 09/09/2009	6,033,085	5,882,258
zero coupon due 12/03/2012	458,244	293,276
9.75% due 09/09/2009 (b)	219,906	215,508
9.75% due 09/09/2009 (b)	99,413	96,928
Lear Corp.
zero coupon due 04/25/2012 (b)	3,325,000	2,272,072
Northwest Airlines
2.32% due 08/21/2013 (b)	1,754,062	1,645,889
Saint Acquisition Corp.
3.625% due 05/06/2014 (b)	17,062,343	12,615,470
US Airways Group, Inc.
2.8113% due 03/26/2014 (b)	15,370,556	8,035,388

		49,912,949
Consumer, Non-cyclical - 2.59%
Community Health Systems, Inc.
2.56% due 07/25/2014 (b)	8,245,556	7,407,881
2.5688% due 07/25/2014 (b)	134,380	120,728
2.5688% due 07/25/2014 (b)	286,271	257,189
HCA, Inc.
2.8475% due 11/18/2013 (b)	5,123,578	4,616,913
Ralin Medical, Inc.
zero coupon due 11/21/2037 (b)	180	0

		12,402,711
Financial - 0.22%
Realogy Corp.
3.5182% due 10/10/2013 (b)	1,473,750	1,061,100

TOTAL TERM LOANS (Cost $89,104,855)		$74,674,134

WARRANTS - 0.00%
Basic Materials - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike price CAD 15.00) *	47,190	15,011

TOTAL WARRANTS (Cost $0)		$15,011

OPTIONS - 0.86%
Call Options - 0.86%
Comcast Corp.
Expiration 01/16/2010 at $15.00 *	45,300	$67,950
Expiration 01/16/2010 at $20.00 *	169,500	33,900
Expiration 01/16/2010 at $25.00 *	8,740,000	8,740
Delta Airlines, Inc.
Expiration 01/16/2010 at $5.00 *	250,000	475,000
Expiration 01/16/2010 at $7.50 *	50,000	47,500
Expiration 01/16/2010 at $10.00 *	50,000	22,500
Over The Counter Purchase Call on the USD vs. CAD
Expiration 04/20/2010 at $1.30 *	102,000,000	1,732,980
Expiration 04/01/2010 at $1.30 *	102,000,000	1,732,980

		4,121,550

TOTAL OPTIONS (Cost $4,618,178)		$4,121,550

SHORT TERM INVESTMENTS - 3.15%
Federal Home Loan Bank Discount Notes
zero coupon due 07/01/2009	$14,800,000	$14,800,000
John Hancock Collateral
Investment Trust, 0.3952% (c)(g)	19	186
Quebecor World Capital Corp.
zero coupon due 11/15/2009 ^	390,000	268,527

TOTAL SHORT TERM INVESTMENTS
(Cost $15,068,713)		$15,068,713

Total Investments (High Income Trust)
(Cost $695,925,841) - 100.64%		$481,961,718
Other assets and liabilities, net - (0.64)%		(3,070,098)

TOTAL NET ASSETS - 100.00%		$478,891,620

High Yield Trust

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 2.86%
Argentina - 0.04%
Republic of Argentina
7.00% due 09/12/2013 ^		$1,141,000	$667,485
8.00% due 10/30/2009 ^	EUR	1,425,000,000	113,566
11.75% due 05/20/2011 ^		275,000	24,163

			805,214
Brazil - 0.96%
Federative Republic of Brazil
10.00% due 01/01/2012	BRL	12,993,000	6,473,756
10.00% due 07/01/2010		20,477,000	11,016,156
10.00% due 01/01/2010		1,000	537

			17,490,449
Indonesia - 0.27%
Republic of Indonesia
9.75% due 05/15/2037	IDR	14,208,000,000	1,079,737
10.25% due 07/15/2027		11,943,000,000	991,371
10.25% due 07/15/2022		18,787,000,000	1,658,525
11.00% due 09/15/2025		13,687,000,000	1,228,670

			4,958,303

The accompanying notes are an integral part of the financial statements.

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.17%
Republic of Panama
9.375% due 04/01/2029	$2,450,000	$3,074,750
Peru - 0.13%
Republic of Peru
6.55% due 03/14/2037	834,000	808,980
7.35% due 07/21/2025	194,000	207,580
8.75% due 11/21/2033	1,147,000	1,396,473

		2,413,033
Turkey - 0.86%
Republic of Turkey
6.875% due 03/17/2036	13,115,000	12,000,225
7.00% due 06/05/2020	202,000	201,495
7.00% due 09/26/2016	475,000	485,688
7.375% due 02/05/2025	2,906,000	2,935,060

		15,622,468
Venezuela - 0.43%
Republic of Venezuela
5.75% due 02/26/2016	6,671,000	3,819,148
7.65% due 04/21/2025	925,000	494,875
8.50% due 10/08/2014	433,000	307,430
9.375% due 01/13/2034	2,054,000	1,283,750
10.75% due 09/19/2013	2,420,000	1,996,500

		7,901,703

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $59,849,111)		$52,265,920

CORPORATE BONDS - 85.48%
Basic Materials - 8.95%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (f)	23,160,000	21,307,200
Appleton Papers, Inc.
8.125% due 06/15/2011	3,775,000	2,453,750
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	15,220,000	5,174,800
Ashland, Inc.
9.125% due 06/01/2017 (f)	5,515,000	5,735,600
Evraz Group SA
8.875% due 04/24/2013 (f)	2,630,000	2,156,600
8.875% due 04/24/2013	7,570,000	6,377,733
9.50% due 04/24/2018 (f)	1,110,000	857,475
FMG Finance Pty, Ltd.
10.625% due 09/01/2016 (f)	13,670,000	13,123,200
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/2014	640,000	656,000
Georgia Gulf Corp.
10.75% due 10/15/2016 ^	13,680,000	1,368,000
Georgia-Pacific LLC
8.25% due 05/01/2016 (f)	9,470,000	9,185,900
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (f)	5,321,000	5,028,345
7.25% due 10/20/2017	5,660,000	5,353,803
Methanex Corp.
8.75% due 08/15/2012	1,995,000	1,905,225
NewPage Corp.
7.2775% due 05/01/2012 (b)	14,780,000	7,242,200
10.00% due 05/01/2012	$2,081,000	$998,880
Noranda Aluminium Acquisition Corp., PIK
5.4125% due 05/15/2015 (b)	21,431,435	11,814,078
Novelis, Inc.
7.25% due 02/15/2015	14,815,000	11,259,400
Rio Tinto Finance USA, Ltd.
9.00% due 05/01/2019	7,010,000	7,791,643
Rock-Tenn Company
9.25% due 03/15/2016	3,130,000	3,184,775
Ryerson, Inc.
8.4025% due 11/01/2014 (b)	1,770,000	1,287,675
12.00% due 11/01/2015	15,445,000	12,587,675
Smurfit Capital Funding PLC
7.50% due 11/20/2025	3,215,000	2,298,725
Teck Resources, Ltd.
9.75% due 05/15/2014 (f)	2,885,000	2,985,975
10.25% due 05/15/2016 (f)	2,400,000	2,514,000
10.75% due 05/15/2019 (f)	4,790,000	5,149,250
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,740,000	3,551,149
8.25% due 01/17/2034	1,347,000	1,514,984
Vedanta Resources PLC
8.75% due 01/15/2014 (f)	3,470,000	3,157,700
Vedanta Resources PLC, Series REGS
8.75% due 01/15/2014	660,000	620,400
Verso Paper Holdings LLC
11.50% due 07/01/2014 (f)	5,290,000	4,840,350

		163,482,490
Communications - 14.92%
Affinion Group, Inc.
10.125% due 10/15/2013	4,912,000	4,543,600
10.125% due 10/15/2013 (f)	6,300,000	5,827,500
11.50% due 10/15/2015	13,670,000	11,687,850
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (f)	4,950,000	5,901,251
America Movil SAB de CV
5.625% due 11/15/2017	1,520,000	1,485,657
Axtel SAB de CV
7.625% due 02/01/2017 (f)	9,120,000	7,296,000
7.625% due 02/01/2017	430,000	351,847
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	720,000	712,800
CC Holdings GS V LLC
7.75% due 05/01/2017 (f)	3,530,000	3,441,750
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	25,688,000	3,082,560
11.00% due 10/01/2015 ^	3,430,000	394,450
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (a)	4,096,000	4,300,800
Charter Communications Holdings LLC
11.75% due 05/15/2011 ^	1,625,000	4,875
12.125% due 01/15/2012 ^	1,530,000	7,650
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (f)	17,180,000	17,781,300
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,610,000	1,618,200

The accompanying notes are an integral part of the financial statements.

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Citizens Communications Company
9.25% due 05/15/2011	$550,000	$573,375
CMP Susquehanna Radio Holdings, Corp.
9.875% due 05/15/2014	221,000	82,875
Cricket Communications, Inc.
7.75% due 05/15/2016 (f)	2,935,000	2,824,938
CSC Holdings, Inc.
6.75% due 04/15/2012	2,675,000	2,581,375
8.50% due 06/15/2015 (f)	2,650,000	2,603,625
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,220,000	2,197,800
DirecTV Holdings LLC
8.375% due 03/15/2013	2,940,000	2,947,350
EchoStar DBS Corp.
6.625% due 10/01/2014	2,515,000	2,320,087
7.00% due 10/01/2013	1,050,000	997,500
7.75% due 05/31/2015	1,705,000	1,624,012
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (f)	4,871,000	4,749,225
7.25% due 04/26/2022	1,000,000	975,000
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	5,405,000	541
Idearc, Inc.
8.00% due 11/15/2016 ^	3,162,000	83,003
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	1,215,000	1,239,300
Intelsat Corp.
9.25% due 08/15/2014 (f)	7,950,000	7,691,625
Intelsat Intermediate Holding Company, Ltd.
zero coupon, Step up to 9.50% on
02/01/2010 due 02/01/2015	4,640,000	4,152,800
Intelsat Jackson Holdings, Ltd.
9.50% due 06/15/2016 (f)	4,321,000	4,342,605
11.50% due 06/15/2016 (f)	24,055,000	23,573,900
iPCS, Inc.
3.1525% due 05/01/2013 (b)(f)	2,780,000	2,196,200
Level 3 Financing, Inc.
5.4738% due 02/15/2015 (b)	2,120,000	1,441,600
9.25% due 11/01/2014	8,350,000	6,847,000
12.25% due 03/15/2013	8,120,000	7,714,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	195,000	193,781
9.25% due 11/01/2014 (f)	2,570,000	2,544,300
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (f)	10,910,000	10,528,150
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	8,576,000	7,825,600
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	1,615,000	82,769
Sprint Capital Corp.
6.875% due 11/15/2028	2,850,000	2,023,500
7.625% due 01/30/2011	7,805,000	7,717,194
8.375% due 03/15/2012	14,240,000	14,026,400
8.75% due 03/15/2032	20,205,000	16,265,025
Sun Media Corp.
7.625% due 02/15/2013	405,000	266,288
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (f)	2,320,000	1,693,600
10.50% due 01/15/2015 (f)	$5,875,000	$4,758,750
True Move Company, Ltd.
10.375% due 08/01/2014 (f)	2,960,000	2,220,000
10.75% due 12/16/2013 (f)	23,634,000	18,080,010
10.75% due 12/16/2013	800,000	584,000
UBS Luxembourg SA for OJSC Vimpel Communications
8.25% due 05/23/2016	5,587,000	4,679,112
Univision Communications, Inc.
7.85% due 07/15/2011	2,338,000	2,302,930
12.00% due 07/01/2014 (f)	5,250,000	5,158,125
UPC Holding BV
9.875% due 04/15/2018 (f)	2,925,000	2,782,406
Vimpelcom
8.375% due 04/30/2013 (f)	1,150,000	1,043,625
Virgin Media Finance PLC, Series 1
9.50% due 08/15/2016	2,970,000	2,925,450
Virgin Media, Inc.
9.125% due 08/15/2016	3,789,000	3,646,913
Windstream Corp.
8.625% due 08/01/2016	9,300,000	8,904,750

		272,450,504
Consumer, Cyclical - 11.84%
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)	8,300,000	5,810,000
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)	1,700,000	1,598,000
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (f)	5,885,000	6,002,700
AutoNation, Inc.
3.1313% due 04/15/2013 (b)	2,425,000	2,137,031
Blockbuster, Inc.
9.00% due 09/01/2012	9,840,000	4,723,200
Boyd Gaming Corp.
6.75% due 04/15/2014	4,105,000	3,325,050
7.125% due 02/01/2016	2,770,000	2,053,262
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (f)	2,752,000	1,568,640
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,960,000	3,521,600
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (f)	22,725,000	13,180,500
Delta Air Lines, Inc.
8.954% due 08/10/2014	3,732,419	2,426,073
Denny’s Corp.
10.00% due 10/01/2012	2,244,000	2,176,680
Dollar General Corp.
10.625% due 07/15/2015	4,940,000	5,335,200
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (f)	5,800,000	3,132,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	10,260,000	8,208,000
11.75% due 12/01/2012 (f)	3,030,000	3,105,750
Eye Care Centers of America
10.75% due 02/15/2015	2,413,000	2,413,000

The accompanying notes are an integral part of the financial statements.

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (f)	$3,620,000	$135,750
General Motors Corp.
7.20% due 01/15/2011 ^ (a)	17,280,000	2,160,000
8.375% due 07/15/2033 ^	20,825,000	2,655,187
Harrah’s Operating Company, Inc.
10.00% due 12/15/2018	221,000	127,075
10.75% due 02/01/2016	964,000	467,540
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (f)	11,990,000	11,330,550
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (f)	6,850,000	5,308,750
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (f)	1,715,000	1,633,538
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010 ^	10,413,000	4,165,200
Interface, Inc.
9.50% due 02/01/2014	415,000	381,800
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	11,800,000	10,207,000
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	2,220,000	732,600
Limited Brands, Inc.
8.50% due 06/15/2019 (f)	680,000	651,501
Mandalay Resort Group
7.625% due 07/15/2013	1,000,000	590,000
MGM Mirage, Inc.
6.625% due 07/15/2015	245,000	159,863
6.75% due 09/01/2012	2,085,000	1,481,653
8.375% due 02/01/2011	10,359,000	8,287,200
8.50% due 09/15/2010	405,000	367,537
10.375% due 05/15/2014 (f)	770,000	798,875
11.125% due 11/15/2017 (f)	1,845,000	1,981,069
Michaels Stores, Inc.
10.00% due 11/01/2014	6,185,000	5,195,400
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	4,895,000	4,772,625
7.125% due 08/15/2014	3,415,000	2,322,200
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	3,000,000	1,815,000
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (f)	15,958,474	9,415,500
Norcraft Companies LP
9.00% due 11/01/2011	9,120,000	9,028,800
Norcraft Holdings Capital
9.75 due 09/01/2012	8,200,000	7,667,000
Oxford Industries, Inc.
8.875% due 06/01/2011	5,370,000	4,432,661
11.375% due 07/15/2015 (f)	7,355,000	7,161,931
Park Place Entertainment Corp.
8.125% due 05/15/2011	14,120,000	11,719,600
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	435,000
Sbarro, Inc.
10.375% due 02/01/2015	4,145,000	2,528,450
Station Casinos, Inc.
6.00% due 04/01/2012 ^	10,293,000	3,551,085
6.50% due 02/01/2014 ^	2,340,000	46,800
6.625% due 03/15/2018 ^	2,257,000	45,140
7.75% due 08/15/2016 ^ $5,098,000	$1,758,810
Suburban Propane Partners LP
6.875% due 12/15/2013	10,380,000	9,549,600
United Airlines, Inc.
7.452% due 01/12/2014	6,400,000	3,722,669
Visteon Corp.
8.25% due 08/01/2010 ^	12,598,000	377,940
12.25% due 12/31/2016 ^ (f)	12,524,000	438,340
Wendy’s/Arby’s Restaurants LLC
10.00% due 07/15/2016 (f)	4,065,000	3,887,156
WMG Acquisition Corp.
9.50% due 06/15/2016 (f)	1,985,000	1,975,075

		216,186,156
Consumer, Non-cyclical - 12.19%
Alliance One International, Inc.
8.50% due 05/15/2012	4,255,000	4,201,812
10.00% due 07/15/2016 (f)	5,750,000	5,448,125
11.00% due 05/15/2012	3,260,000	3,406,700
American Achievement Corp.
8.25% due 04/01/2012 (f)	2,696,000	2,520,760
American Greetings Corp.
7.375% due 06/01/2016	490,000	350,350
Ashtead Capital, Inc.
9.00% due 08/15/2016 (f)	6,600,000	5,593,500
Ashtead Holdings PLC
8.625% due 08/01/2015 (f)	885,000	754,462
Biomet, Inc., PIK
10.375% due 10/15/2017	12,890,000	12,471,075
Ceridian Corp.
11.25% due 11/15/2015	1,685,000	1,409,081
Ceridian Corp., PIK
12.25% due 11/15/2015	5,145,000	3,710,831
Community Health Systems, Inc.
8.875% due 07/15/2015	3,416,000	3,347,680
CRC Health Corp.
10.75% due 02/01/2016	17,635,000	11,815,450
DaVita, Inc.
6.625% due 03/15/2013	3,690,000	3,477,825
7.25% due 03/15/2015	6,895,000	6,481,300
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	14,348,000	13,845,820
Dole Food Company, Inc.
7.25% due 06/15/2010	5,814,000	5,726,790
8.875% due 03/15/2011	2,669,000	2,602,275
13.875% due 03/15/2014 (f)	310,000	341,000
Education Management Corp.
10.25% due 06/01/2016	14,550,000	14,222,625
FMC Finance III SA
6.875% due 07/15/2017	4,120,000	3,831,600
H&E Equipment Services, Inc.
8.375% due 07/15/2016	9,175,000	7,362,937
HCA, Inc.
5.75% due 03/15/2014	210,000	168,000
6.25% due 02/15/2013	40,000	35,000
7.50% due 12/15/2023	2,950,000	1,921,547
7.50% due 11/06/2033	2,800,000	1,596,000
8.75% due 09/01/2010	1,440,000	1,443,600

The accompanying notes are an integral part of the financial statements.

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
HCA, Inc., PIK
9.625% due 11/15/2016	$24,130,000	$23,888,700
Hertz Corp.
10.50% due 01/01/2016	881,000	784,090
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	18,200,000	45,500
Penhall International Corp.
12.00% due 08/01/2014 (f)	11,000,000	3,960,000
Rental Service Corp.
9.50% due 12/01/2014	9,395,000	7,539,488
RSC Equipment Rental, Inc.
10.00% due 07/15/2017 (f)	2,425,000	2,425,000
Service Corp. International
6.75% due 04/01/2016	530,000	478,325
7.50% due 04/01/2027	1,960,000	1,538,600
7.625% due 10/01/2018	1,690,000	1,567,475
Tenet Healthcare Corp.
8.875% due 07/01/2019 (f)	5,553,000	5,566,883
9.00% due 05/01/2015 (f)	5,147,000	5,185,603
10.00% due 05/01/2018 (f)	12,072,000	12,675,600
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (f)	760,000	619,400
11.75% due 05/01/2016 (f)	8,764,000	6,748,280
U.S. Oncology Holdings, Inc., PIK
6.9037% due 03/15/2012	14,628,000	12,324,090
U.S. Oncology, Inc.
9.125% due 08/15/2017 (f)	8,120,000	8,059,100
Universal Hospital Services, Inc.
4.635% due 06/01/2015 (b)	1,650,000	1,328,250
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	2,305,000	2,172,463
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	7,950,000	7,612,125

		222,605,117
Diversified - 0.40%
JSG Funding PLC
7.75% due 04/01/2015	2,360,000	1,823,100
Leucadia National Corp.
7.125% due 03/15/2017	1,705,000	1,385,313
8.125% due 09/15/2015	4,540,000	4,108,700

		7,317,113
Energy - 12.55%
Atlas Pipeline Partners LP
8.75% due 06/15/2018	6,380,000	4,370,300
Belden & Blake Corp.
8.75% due 07/15/2012	15,776,000	12,778,560
Berry Petroleum Company
10.25% due 06/01/2014	4,095,000	4,135,950
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,415,000	7,814,450
6.50% due 08/15/2017	485,000	407,400
7.25% due 12/15/2018	12,851,000	11,180,370
Cie Generale de Geophysique-Veritas
9.50% due 05/15/2016 (f)	4,665,000	4,653,337
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,357,900
Complete Production Services, Inc.
8.00% due 12/15/2016	4,220,000	3,608,100
Corral Finans AB, PIK
2.6313% due 04/15/2010 (b)(f)	$17,711,676	$10,272,772
Dynegy Holdings, Inc.
7.50% due 06/01/2015	1,850,000	1,542,437
7.75% due 06/01/2019	25,520,000	19,873,700
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,900,000	1,667,250
El Paso Corp.
7.375% due 12/15/2012	2,000,000	1,926,968
7.80% due 08/01/2031	4,000,000	3,262,836
7.875% due 06/15/2012	8,750,000	8,582,779
12.00% due 12/12/2013	1,575,000	1,732,500
Encore Acquisition Company
9.50% due 05/01/2016	1,510,000	1,487,350
Enterprise Products Operating LP
8.375% to 08/01/2016 then variable due 08/01/2066 (b)	5,225,000	4,206,125
7.034% due 01/15/2068 (b)	3,665,000	2,702,937
Exco Resources, Inc.
7.25% due 01/15/2011	9,721,000	9,429,370
Forest Oil Corp.
8.50% due 02/15/2014 (f)	6,155,000	6,047,288
International Coal Group, Inc.
10.25% due 07/15/2014	10,515,000	7,413,075
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (f)	3,450,000	3,182,625
Key Energy Services, Inc.
8.375% due 12/01/2014	6,925,000	6,111,312
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	2,011,100
8.00% due 05/15/2017	360,000	298,800
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
8.75% due 04/15/2018 (f)	3,850,000	3,330,250
OAO Gazprom
9.625% due 03/01/2013	1,880,000	1,927,000
OPTI Canada, Inc.
8.25% due 12/15/2014	7,065,000	4,662,900
Parallel Petroleum Corp.
10.25% due 08/01/2014	6,760,000	4,867,200
Pemex Project Funding Master Trust
9.125% due 10/13/2010	250,000	269,700
PetroHawk Energy Corp.
7.875% due 06/01/2015 (f)	1,700,000	1,572,500
9.125% due 07/15/2013	3,830,000	3,810,850
Plains Exploration & Production Company
10.00% due 03/01/2016	5,975,000	6,139,313
Quicksilver Resources, Inc.
8.25% due 08/01/2015	4,390,000	3,907,100
11.75% due 01/01/2016	3,345,000	3,462,075
SandRidge Energy, Inc.
8.00% due 06/01/2018 (f)	3,972,000	3,396,060
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015	14,220,000	12,762,450
SemGroup LP
8.75% due 11/15/2015 ^ (f)	12,970,000	518,800
Sonat, Inc.
7.625% due 07/15/2011	4,350,000	4,262,269

The accompanying notes are an integral part of the financial statements.

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Southwestern Energy Company
7.50% due 02/01/2018 (f)	$970,000	$931,200
Stone Energy Corp.
8.25% due 12/15/2011	3,965,000	3,251,300
Targa Resources Partners LP
8.25% due 07/01/2016	1,250,000	1,053,125
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	4,400,000	4,837,853
VeraSun Energy Corp.
9.375% due 06/01/2017 ^	4,785,000	556,256
W&T Offshore, Inc.
8.25% due 06/15/2014 (f)	4,245,000	3,268,650
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,915,000	6,413,663
7.25% due 05/01/2012	2,235,000	2,140,013
Williams Companies, Inc.
7.875% due 09/01/2021	2,505,000	2,467,425
8.75% due 03/15/2032	7,255,000	7,291,275

		229,156,818
Financial - 11.15%
AAC Group Holding Corp.
10.25 due 10/01/2012 (f)	300,000	217,500
American International Group, Inc.
8.25% due 08/15/2018 (f)	1,695,000	997,519
American International Group, Inc., MTN
5.45% due 05/18/2017	6,000,000	3,158,136
American International Group, Inc., Series WI
8.175% due 05/15/2058	12,725,000	3,630,392
Ashton Woods USA LLC/Ashton Woods Finance Company zero coupon, Step up to 11.00% on 02/24/2012 due 06/30/2015 (e)(f)	2,012,400	764,310
Bank of America Corp.
8.125% due 12/29/2049 (b)	1,385,000	1,156,738
CCM Merger, Inc.
8.00% due 08/01/2013 (f)	6,535,000	4,509,150
CIT Group, Inc.
0.7588% due 03/12/2010 (b)	7,805,000	6,647,815
4.125% due 11/03/2009	2,310,000	2,189,691
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (f)	2,845,000	2,792,046
Ford Motor Credit Company LLC
5.87938% due 06/15/2011 (b)	4,133,000	3,585,377
9.875% due 08/10/2011	2,500,000	2,312,632
12.00% due 05/15/2015	44,470,000	41,586,432
Forest City Enterprises, Inc.
7.625% due 06/01/2015	197,000	124,110
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (f)	5,545,000	5,933,150
GMAC LLC
6.50% due 10/15/2009 (f)	2,384,000	2,366,120
8.00% due 11/01/2031 (f)	24,082,000	16,857,400
8.00% due 12/31/2018 (f)	1,142,000	725,170
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015	942,000	485,130
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	20,298,000	8,525,160
Host Hotels & Resorts LP, REIT
6.375% due 03/15/2015	$1,835,000	$1,587,275
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(f)	2,434,000	1,898,169
6.375% due 04/30/2022 (b)	1,907,000	1,487,460
JPMorgan Chase & Company, Series 1
7.90% due 12/31/2049 (b)	9,605,000	8,405,335
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012 ^	6,255,000	922,612
Lukoil International Finance BV
6.656% due 06/07/2022	1,467,000	1,188,270
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,860,000	3,435,400
Metlife Capital Trust IV
7.875% due 12/15/2067 (f)	2,590,000	2,097,900
Ocwen Capital Trust I
10.875% due 08/01/2027	1,660,000	1,153,700
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (f)	2,170,000	1,866,200
7.00% due 05/01/2017 (f)	3,380,000	2,805,400
Rabobank Nederland
11.00% due 12/29/2049 (b)(f)	6,370,000	7,087,701
Realogy Corp.
10.50% due 04/15/2014	8,870,000	3,836,275
12.375% due 04/15/2015	7,355,000	2,059,400
Realogy Corp., PIK
11.00% due 04/15/2014	772,297	243,274
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	3,350,000	2,759,251
5.05% due 01/08/2015	1,450,000	1,136,583
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299% due 05/15/2017 (f)	1,144,000	983,840
6.299% due 05/15/2017	1,200,000	1,032,000
7.125% due 01/14/2014 (f)	1,430,000	1,344,200
7.125% due 01/14/2014	6,845,000	6,448,753
7.175% due 05/16/2013 (f)	1,301,000	1,235,950
7.175% due 05/16/2013	1,350,000	1,292,625
9.00% due 06/11/2014 (f)	2,330,000	2,353,300
Snoqualmie Entertainment Authority
5.3837% due 02/01/2014 (b)(f)	2,845,000	1,365,600
9.125% due 02/01/2015 (f)	1,645,000	855,400
TNK-BP Finance SA
6.625% due 03/20/2017 (f)	212,000	167,480
6.625% due 03/20/2017	2,683,000	2,119,570
7.50% due 07/18/2016 (f)	2,633,000	2,244,632
7.50% due 07/18/2016	2,400,000	2,088,000
7.875% due 03/13/2018 (f)	3,340,000	2,755,500
Vanguard Health Holding Company I LLC zero coupon, Step up to 11.25% on 10/01/2009 due 10/01/2015	8,570,000	8,355,750
Ventas Realty LP
3.875% due 11/15/2011	250,000	233,172
6.50% due 06/01/2016	705,000	630,975
6.75% due 04/01/2017	5,430,000	4,873,425
9.00% due 05/01/2012	1,701,000	1,752,030
Wells Fargo Capital XIII, Series GMTN
7.70% due 12/29/2049 (b)	7,685,000	6,378,550

The accompanying notes are an integral part of the financial statements.

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Wells Fargo Capital XV
9.75% due 12/29/2049 (b)	$2,655,000	$2,568,713

		203,613,648
Government - 0.18%
Mubadala Development Company
5.75% due 05/06/2014 (f)	3,420,000	3,323,241
Industrial - 5.61%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	1,823,525
Associated Materials, Inc.
9.75% due 04/15/2012	6,700,000	5,862,500
11.25 due 03/01/2014	14,900,000	6,556,000
BWAY Corp.
10.00% due 04/15/2014 (f)	3,075,000	3,067,312
Graham Packaging Company
8.50% due 10/15/2012	2,160,000	2,084,400
9.875% due 10/15/2014	1,380,000	1,283,400
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	15,045,000	14,292,750
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,340,000	3,056,100
Horizon Lines, Inc.
4.25% due 08/15/2012	6,575,000	4,610,719
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	3,085,000	2,591,400
7.625% due 12/01/2013	1,565,000	1,345,900
12.50% due 04/01/2016 (f)	1,165,000	1,182,475
Kansas City Southern Railway Company
13.00% due 12/15/2013	3,000,000	3,300,000
L-3 Communications Corp.
7.625% due 06/15/2012	936,000	938,340
L-3 Communications Corp., Series B
6.375% due 10/15/2015	2,615,000	2,373,112
Metals USA, Inc.
11.125% due 12/01/2015	7,910,000	6,496,088
NewPage Holding Corp., PIK
8.5788% due 11/01/2013 (b)	5,353,000	615,595
Nortek, Inc.
10.00% due 12/01/2013 (f)	6,340,000	5,087,850
NTK Holdings, Inc.
10.75% due 03/01/2014	12,760,000	1,020,800
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (f)	6,380,000	6,332,150
Owens Corning, Inc.
9.00% due 06/15/2019	1,410,000	1,367,663
Radnor Holdings, Inc.
11.00% due 03/15/2010 ^	2,275,000	2,844
RailAmerica, Inc.
9.25% due 07/01/2017 (f)	9,125,000	8,805,625
Solo Cup Company
8.50% due 02/15/2014	4,045,000	3,316,900
10.50% due 11/01/2013 (f)	2,105,000	2,111,841
Swift Transportation Company, Inc.
8.6331% due 05/15/2015 (b)(f)	5,560,000	1,834,800
12.50% due 05/15/2017 (f)	8,285,000	2,899,750
Teekay Shipping Corp.
8.875% due 07/15/2011	5,720,000	5,677,100
Terex Corp.
8.00% due 11/15/2017	$1,565,000	$1,203,094
10.875% due 06/01/2016	1,265,000	1,261,838

		102,401,871
Technology - 0.79%
Activant Solutions, Inc.
9.50% due 05/01/2016	1,585,000	1,224,413
First Data Corp.
9.875% due 09/24/2015 (f)	7,770,000	5,516,700
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	5,737,000	2,897,185
10.125% due 12/15/2016	6,325,000	2,150,500
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	1,521,593	562,989
Sensata Technologies B.V.
8.00% due 05/01/2014 (f)	1,800,000	884,250
SunGard Data Systems, Inc.
10.25% due 08/15/2015	1,275,000	1,177,781

		14,413,818
Utilities - 6.90%
AES Corp.
8.00% due 10/15/2017	11,770,000	10,946,100
8.00% due 06/01/2020 (f)	1,010,000	906,475
8.75% due 05/15/2013 (f)	2,940,000	2,984,100
8.875% due 02/15/2011	3,100,000	3,146,500
9.375% due 09/15/2010	7,770,000	7,847,700
Edison Mission Energy
7.00% due 05/15/2017	335,000	257,112
7.20% due 05/15/2019	5,690,000	4,239,050
7.625% due 05/15/2027	10,850,000	6,944,000
7.75% due 06/15/2016	4,550,000	3,708,250
EEB International Ltd.
8.75% due 10/31/2014 (f)	6,480,000	6,690,600
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	82,788,800	50,501,166
Midwest Generation LLC, Series A
8.30% due 07/02/2009	357,796	356,007
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	326,503	324,054
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	9,216,825	8,859,673
Mirant North America LLC
7.375% due 12/31/2013	765,000	734,400
NRG Energy, Inc.
1.12% due 02/01/2014	931,212	874,281
7.25% due 02/01/2014	5,045,000	4,893,650
7.375% due 02/01/2016	1,000,000	946,250
Orion Power Holdings, Inc.
12.00% due 05/01/2010	3,475,000	3,596,625
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016	12,157,437	5,592,421
Texas Competitive Electric Holdings Company LLC, Series A
10.25% due 11/01/2015	1,650,000	1,027,125

The accompanying notes are an integral part of the financial statements.

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
TXU Corp., Series P
5.55% due 11/15/2014		$1,095,000	$691,405

			126,066,944

TOTAL CORPORATE BONDS (Cost $1,830,981,661)			$1,561,017,720

CONVERTIBLE BONDS - 0.75%
Communications - 0.75%
Virgin Media, Inc.
6.50% due 11/15/2016 (f)		17,545,000	13,597,375

TOTAL CONVERTIBLE BONDS (Cost $9,455,063)			$13,597,375

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.09%
Argentina - 0.09%
Republic of Argentina
7.00% due 03/18/2004 ^	EUR	2,185,000,000	110,808
7.625 due 08/11/2007 ^		4,400,000,000	446,274
8.00% due 02/26/2008 ^		450,000	44,190
8.50% due 02/23/2005 ^		2,003,000	100,568
9.00% due 05/26/2009 ^		300,000	58,920
9.00% due 11/19/2008 ^		222,000	22,293
9.00% due 06/20/2003 ^		925,000	90,834
9.25% due 10/21/2002 ^		1,075,000	105,564
9.25% due 07/20/2004 ^		600,000	58,920
9.75% due 11/26/2003 ^		1,975,000	193,944
10.00% due 02/22/2007 ^		825,000	81,015
10.00% due 09/07/2007 ^		1,000,000	98,199
10.00% due 01/03/2007 ^		1,075,000,000	54,516
10.50% due 11/14/2002 ^		3,500,000	175,730

			1,641,775

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $5,226,379)			$1,641,775

COMMON STOCKS - 0.00%
Communications - 0.00%
Maxcom Telecomunicaciones SAB de CV *		13,302	36,049
Viatel Holdings Bermuda, Ltd. *		38	19
XO Holdings, Inc. *		5,320	1,625

			37,693
Consumer, Cyclical - 0.00%
Buffets Restaurants Holdings, Inc. *		14,347	12,912
Utilities - 0.00%
PNM Resources, Inc.		210	2,249

TOTAL COMMON STOCKS (Cost $12,772,012)			$52,854

PREFERRED STOCKS - 0.78%
Communications - 0.00%
CMP Susquehanna Radio Holdings, Corp.,Series A (f)(i)		51,586	19,345
ION Media Networks, Inc., Series B, 12.00% (e)		13	0

			19,345
Financial - 0.78%
Bank of America Corp., Series L, 7.25%		11,220	9,380,256
Bank of America Corp. (i)		3,320,000	$2,772,731
Preferred Blocker, Inc., 7.00% (f)		4,957	2,131,820

			14,284,807

TOTAL PREFERRED STOCKS (Cost $14,109,676)			$14,304,152

TERM LOANS - 3.66%
Basic Materials - 0.23%
Lyondell Chemical Company
5.00% due 12/20/2014 (b)		5,640,000	2,425,200
Verso Paper Holdings, Inc.
6.6681% due 02/01/2013 (b)		1,884,475	1,809,096

			4,234,296
Communications - 1.10%
Idearc, Inc.
2.48% due 11/01/2014 (b)		6,085,442	2,586,313
Newsday LLC
9.75% due 08/01/2013 (b)		6,000,000	6,000,000
Wind Acquisition Finance SA, PIK
8.3569% due 12/21/2011 (b)		11,507,114	11,550,266

			20,136,579
Consumer, Cyclical - 0.58%
Allison Transmission, Inc.
3.29% due 08/07/2014 (b)		9,696,413	7,663,628
Ford Motor Term Loan
3.56% due 11/29/2013 (b)		2,493,684	1,797,946
Rental Service Corp., 2nd Lien
4.67% due 12/01/2013 (b)		1,500,000	1,147,500

			10,609,074
Consumer, Non-cyclical - 0.84%
Bausch & Lomb, Inc.
4.47% due 04/11/2015 (b)		4,969,819	4,542,946
Community Health Systems, Inc.
2.5688% due 07/02/2014 (b)		4,909,724	4,410,940
Iasis Holdco, Inc., PIK
6.2894% due 06/15/2014 (b)		7,182,929	5,530,855
Penhall Holdings, PIK
9.995% due 04/01/2012 (b)		3,750,674	750,135
Simmons Holdco, Inc., PIK
8.2238% due 02/15/2012 (b)		3,664,565	54,969

			15,289,845
Energy - 0.67%
Ashmore Energy
4.22% due 03/30/2014 (b)		4,381,331	3,505,065
Stallion Oilfield Services
7.5069% due 07/31/2012 (b)		5,300,000	1,868,250
Turbo Beta, Ltd.
14.50% due 03/15/2018 (b)		9,474,556	6,892,739

			12,266,054
Financial - 0.21%
Hawker Beechcraft Acquisition Company LLC
2.427% due 03/26/2014 (b)		3,500,000	2,369,063
HSBC Bank PLC
8.90% due 12/20/2010 (b)		62,682,000	1,442,114

			3,811,177

The accompanying notes are an integral part of the financial statements.

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Industrial - 0.00%
Berry Plastics Group, Inc.
8.1609% due 06/15/2014 (b)	$231,403	$57,851
Utilities - 0.03%
NRG Energy, Inc.
1.12% due 02/01/2014 (b)	487,787	457,965

TOTAL TERM LOANS (Cost $78,352,377)		$66,862,841

WARRANTS - 0.01%
CNB Capital Trust I (Expiration Date 03/23/2019) * (f)	58,949	1,565
Consumer, Cyclical - 0.00%
Buffets Restaurants Holdings, Inc. (Expiration Date 04/28/2014) *	6,339	0
Government - 0.01%
Republic of Venezuela (Expiration date 04/15/2020; strike price $26.00) *	346,000	65,740

TOTAL WARRANTS (Cost $108,825)		$67,305

REPURCHASE AGREEMENTS - 3.54%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2009 at 0.03% to be repurchased at $25,000,021 on 07/01/2009, collateralized by $25,350,000 Federal National Mortgage Association, 2.20% due 04/23/2012 (valued at $25,508,438, including interest)	$25,000,000	$25,000,000
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009at 0.04% to be repurchased at $33,300,037on 07/01/2009, collateralized by $34,020,000 Federal Home Loan Mortgage Corp., 0.00% due 09/30/2009 (valued at $33,966,010, including interest)	33,300,000	33,300,000
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $6,392,002 on 07/01/2009, collateralized by $6,450,000 Federal Home Loan Mortgage Corp., 2.00% due 03/16/2011 (valued at $6,522,563, including interest)	6,392,000	6,392,000

TOTAL REPURCHASE AGREEMENTS (Cost $64,692,000)		$64,692,000

SHORT TERM INVESTMENTS - 1.25%
Federal National Mortgage Association Discount Notes zero coupon due 08/03/2009	$20,000,000	$19,997,434
John Hancock Collateral Investment Trust, 0.3952% (c)(g)	$284,132	$2,844,393

TOTAL SHORT TERM INVESTMENTS (Cost $22,838,975)		$22,841,827

Total Investments (High Yield Trust)
(Cost $2,098,386,079) - 98.42%		$1,797,343,769
Other assets and liabilities, net - 1.58%		28,931,237

TOTAL NET ASSETS - 100.00%		$1,826,275,006

Income Trust

		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.59%
Federal Home Loan Bank - 0.59%
5.50% due 05/01/2037 to 06/01/2037		$2,316,894	$2,395,722

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,287,259)			$2,395,722

CORPORATE BONDS - 61.98%
Basic Materials - 2.41%
Anglo American Capital PLC
9.375% due 04/08/2014 (f)		2,000,000	2,172,500
ArcelorMittal
9.85% due 06/01/2019		1,500,000	1,618,818
Ineos Group Holdings PLC
7.875% due 02/15/2016 (f)	EUR	1,650,000	717,557
Nalco Company
8.25% due 05/15/2017		$300,000	301,500
Rio Tinto Finance USA, Ltd.
8.95% due 05/01/2014		1,500,000	1,666,869
9.00% due 05/01/2019		1,500,000	1,667,256
Teck Resources, Ltd.
9.75% due 05/15/2014 (f)		800,000	828,000
10.75% due 05/15/2019 (f)		700,000	752,500

			9,725,000
Communications - 6.63%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		2,700,000	2,673,000
CC Holdings GS V LLC
7.75% due 05/01/2017 (f)		700,000	682,500
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^		3,000,000	360,000
11.75% due 05/15/2014 ^		5,000,000	31,250
13.50% due 01/15/2014 ^		4,000,000	35,000
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^		6,500,000	6,857,500
Crown Castle International Corp.
9.00% due 01/15/2015		1,000,000	1,017,500
Dex Media West LLC
9.875% due 08/15/2013 ^		1,500,000	228,750
Dex Media, Inc.
8.00% due 11/15/2013 ^		2,455,000	368,250
9.00% due 11/15/2013 ^		1,000,000	150,000
9.00% due 11/15/2013 ^		4,500,000	675,000

The accompanying notes are an integral part of the financial statements.

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
DirecTV Holdings LLC
5.25% due 05/15/2016	$4,000,000	$3,890,000
EchoStar DBS Corp.
7.75% due 05/31/2015	5,000,000	4,762,500
Lamar Media Corp.
9.75% due 04/01/2014	800,000	827,000
Nortel Networks, Ltd.
10.75% due 07/15/2016 ^	3,400,000	1,173,000
Qwest Corp.
8.375% due 05/01/2016 (f)	600,000	579,000
R.H. Donnelley Corp.
8.875% due 10/15/2017 ^	3,500,000	179,375
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013 ^	1,750,000	89,688
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013 ^	1,750,000	89,687
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	3,500,000	179,375
Univision Communications, Inc.
9.75% due 03/15/2015 (f)	2,500,000	1,456,250
12.00% due 07/01/2014 (f)	500,000	491,250

		26,795,875

Consumer, Cyclical - 3.27%
Cinemark USA, Inc.
8.625% due 06/15/2019 (f)	500,000	492,500
Dollar General Corp.
10.625% due 07/15/2015	3,500,000	3,780,000
Dollar General Corp., PIK
11.875% due 07/15/2017	2,500,000	2,700,000
General Motors Corp.
8.375% due 07/15/2033 ^ *	2,100,000	267,750
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (f)	450,000	425,250
KB Home
5.75% due 02/01/2014	700,000	612,500
Limited Brands, Inc.
8.50% due 06/15/2019 (f)	500,000	479,044
MGM Mirage, Inc.
6.75% due 04/01/2013	500,000	333,750
13.00% due 11/15/2013 (f)	1,500,000	1,642,500
Wendy’s/Arby’s Restaurants LLC
10.00% due 07/15/2016 (f)	1,000,000	956,250
Wyndham Worldwide Corp.
9.875% due 05/01/2014	1,500,000	1,495,011

		13,184,555

Consumer, Non-cyclical - 11.68%
Altria Group, Inc.
8.50% due 11/10/2013	1,500,000	1,705,089
Anheuser-Busch InBev NV
7.20% due 01/15/2014	1,250,000	1,343,902
Ceridian Corp.
11.25% due 11/15/2015	3,500,000	2,926,875
Community Health Systems, Inc.
8.875% due 07/15/2015	3,500,000	3,430,000
DaVita, Inc.
6.625% due 03/15/2013	1,000,000	942,500
7.25% due 03/15/2015	1,700,000	1,598,000
HCA, Inc.
6.50% due 02/15/2016	$2,200,000	$1,776,500
8.50% due 04/15/2019 (f)	2,500,000	2,450,000
9.25% due 11/15/2016	4,000,000	3,940,000
Hertz Corp.
8.875% due 01/01/2014	3,200,000	2,944,000
10.50% due 01/01/2016	1,250,000	1,112,500
Jarden Corp.
8.00% due 05/01/2016	400,000	382,000
JBS USA LLC
11.625% due 05/01/2014	1,000,000	945,000
JohnsonDiversey Holdings, Inc.
10.67% due 05/15/2013	2,000,000	1,680,000
Mylan, Inc.
3.75% due 09/15/2015 (f)	1,500,000	1,678,125
SUPERVALU, Inc.
8.00% due 05/01/2016	1,000,000	970,000
Tenet Healthcare Corp.
7.375% due 02/01/2013	1,000,000	900,000
9.00% due 05/01/2015 (f)	3,250,000	3,274,375
9.25% due 02/01/2015 (a)	7,000,000	6,405,000
10.00% due 05/01/2018 (f)	3,250,000	3,412,500
Tyson Foods, Inc.
10.50% due 03/01/2014 (f)	700,000	759,500
U.S. Oncology Holdings, Inc., PIK
6.9037% due 03/15/2012	1,677,000	1,412,873
U.S. Oncology, Inc.
9.125% due 08/15/2017 (f)	1,200,000	1,191,000

		47,179,739
Energy - 13.42%
Bill Barrett Corp.
9.875% due 07/15/2016	300,000	297,750
Callon Petroleum Company, Series B
9.75% due 12/08/2010	1,500,000	570,000
Chesapeake Energy Corp.
6.50% due 08/15/2017	2,400,000	2,016,000
6.875% due 11/15/2020	300,000	241,500
7.25% due 12/15/2018	4,500,000	3,915,000
9.50% due 02/15/2015	2,600,000	2,619,500
Dynegy Holdings, Inc.
6.875% due 04/01/2011	3,500,000	3,368,750
7.50% due 06/01/2015	1,220,000	1,017,175
7.75% due 06/01/2019	1,000,000	778,750
8.375% due 05/01/2016	4,000,000	3,390,000
8.75% due 02/15/2012	400,000	388,000
El Paso Corp.
7.25% due 06/01/2018	2,500,000	2,308,212
7.75% due 01/15/2032	300,000	244,206
12.00% due 12/12/2013	800,000	880,000
Forest Oil Corp.
8.50% due 02/15/2014 (f)	2,000,000	1,965,000
Holly Corp.
9.875% due 06/15/2017 (f)	2,000,000	1,940,000
Mariner Energy, Inc.
7.50% due 04/15/2013	500,000	455,000
11.75% due 06/30/2016	700,000	696,500
Newfield Exploration Company
6.625% due 04/15/2016	2,500,000	2,256,250

The accompanying notes are an integral part of the financial statements.

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
PetroHawk Energy Corp.
7.875% due 06/01/2015 (f)	$4,000,000	$3,700,000
10.50% due 08/01/2014	1,600,000	1,636,000
Pioneer Natural Resources Company
6.65% due 03/15/2017	750,000	656,516
6.875% due 05/01/2018	1,500,000	1,306,776
Plains Exploration & Production Company
7.75% due 06/15/2015	1,500,000	1,402,500
10.00% due 03/01/2016	1,000,000	1,027,500
Quicksilver Resources, Inc.
11.75% due 01/01/2016	500,000	517,500
Sabine Pass LNG LP
7.25% due 11/30/2013	1,000,000	847,500
7.50% due 11/30/2016	1,800,000	1,453,500
SandRidge Energy, Inc.
9.875% due 05/15/2016 (f)	1,200,000	1,158,000
SESI LLC
6.875% due 06/01/2014	1,000,000	907,500
Valero Energy Corp.
9.375% due 03/15/2019	1,000,000	1,139,014
W&T Offshore, Inc.
8.25% due 06/15/2014 (f)	2,000,000	1,540,000
Weatherford International, Ltd.
9.625% due 03/01/2019	1,100,000	1,294,048
Western Refining, Inc.
11.25% due 06/15/2017 (f)	2,500,000	2,218,750
Williams Companies, Inc.
8.75% due 01/15/2020	750,000	781,875
Woodside Finance, Ltd.
8.125% due 03/01/2014	2,000,000	2,152,636
8.75% due 03/01/2019	1,000,000	1,097,517

		54,184,725
Financial - 15.14%
Aflac, Inc.
8.50% due 05/15/2019	2,500,000	2,671,335
American Express Company
7.00% due 03/19/2018	500,000	485,519
American Express Credit Corp., Series C
7.30% due 08/20/2013	2,500,000	2,599,272
Bank of America Corp.
8.125% due 12/29/2049 (b)	1,500,000	1,252,785
CEVA Group PLC, ADR
10.00% due 09/01/2014 (f)	2,000,000	1,360,000
Duke Realty LP
3.75% due 12/01/2011 (f)	2,000,000	1,737,500
5.95% due 02/15/2017	600,000	465,101
6.25% due 05/15/2013	1,000,000	899,373
Ford Motor Credit Company LLC
7.25% due 10/25/2011	2,000,000	1,729,876
7.375% due 02/01/2011	2,000,000	1,810,550
7.875% due 06/15/2010	5,000,000	4,749,325
9.75% due 09/15/2010	1,800,000	1,724,213
12.00% due 05/15/2015	3,000,000	2,805,471
GMAC LLC
6.875% due 09/15/2011 (f)	1,899,000	1,661,625
7.75% due 01/19/2010 (f)	4,210,000	4,104,750
Goldman Sachs Group, Inc.
7.50% due 02/15/2019	1,300,000	1,392,004
12.50% due 04/01/2010	$6,000,000	$2,266,332
HCP, Inc., MTN
6.70% due 01/30/2018	1,250,000	1,085,870
Host Hotels & Resorts LP, REIT
3.25% due 04/15/2024 (f)	1,000,000	966,250
6.375% due 03/15/2015	1,470,000	1,271,550
9.00% due 05/15/2017 (f)	600,000	571,500
Host Marriott LP
7.125% due 11/01/2013	500,000	470,000
iStar Financial, Inc., REIT
5.15% due 03/01/2012	500,000	252,500
8.625% due 06/01/2013	2,750,000	1,430,000
JPMorgan Chase & Company, Series 1
7.90% due 12/31/2049 (b)	7,250,000	6,344,475
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(f)	5,000,000	3,600,000
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	1,000,000	925,556
Morgan Stanley
5.30% due 03/01/2013	2,000,000	2,025,734
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (f)	500,000	430,000
Simon Property Group LP, REIT
10.35% due 04/01/2019	1,500,000	1,704,351
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	97,500
Vornado Realty Trust
2.85% due 04/01/2027	1,000,000	870,000
Washington Mutual Preferred Funding
9.75% due 10/29/2049 ^ (f)	500,000	6,250
Wells Fargo Capital XIII, Series GMTN
7.70% due 12/29/2049 (b)	900,000	747,000
Wells Fargo Capital XV
9.75% due 12/29/2049 (b)	4,800,000	4,644,000

		61,157,567
Industrial - 3.27%
Allied Waste North America, Inc., Series B
7.125% due 05/15/2016	1,000,000	1,005,000
7.375% due 04/15/2014	4,000,000	4,080,000
Flextronics International, Ltd.
6.25% due 11/15/2014	1,250,000	1,168,750
Ingersoll-Rand Global Holding Company, Ltd.
9.50% due 04/15/2014	700,000	766,561
RBS Global, Inc.
9.50% due 08/01/2014	1,500,000	1,282,500
9.50% due 08/01/2014 (f)	1,128,000	964,440
11.75% due 08/01/2016	1,000,000	737,500
Sanmina-SCI Corp.
6.75% due 03/01/2013	700,000	542,500
8.125% due 03/01/2016	500,000	364,375
Terex Corp.
8.00% due 11/15/2017	3,000,000	2,306,250

		13,217,876
Technology - 1.12%
First Data Corp.
9.875% due 09/24/2015	2,500,000	1,775,000

The accompanying notes are an integral part of the financial statements.

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Technology (continued)
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	$885,000	$300,900
Sungard Data Systems, Inc.
10.625% due 05/15/2015 (f)	2,500,000	2,450,000

		4,525,900
Utilities - 5.04%
Aquila, Inc.
11.875% due 07/01/2012	684,000	755,820
Arizona Public Service Company
8.75% due 03/01/2019	1,000,000	1,090,284
Calpine Construction Finance Company LP
8.00% due 06/01/2016 (f)	1,500,000	1,436,250
CMS Energy Corp.
8.75% due 06/15/2019	1,000,000	1,011,723
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	4,346,000	2,651,060
Illinois Power Company
9.75% due 11/15/2018	1,000,000	1,151,312
Intergen NV
9.00% due 06/30/2017 (f)	1,000,000	947,500
Public Service Company of New Mexico
7.95% due 05/15/2018	2,500,000	2,427,095
RRI Energy, Inc.
7.625% due 06/15/2014	900,000	823,500
7.875% due 06/15/2017	400,000	358,000
Sempra Energy
8.90% due 11/15/2013	1,000,000	1,117,434
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016	2,112,500	971,750
Texas Competitive Electric Holdings Company LLC, Series A
10.25% due 11/01/2015	7,500,000	4,668,750
Texas Competitive Electric Holdings Company LLC, Series B
10.25% due 11/01/2015	500,000	311,250
TXU Corp., Series P
5.55% due 11/15/2014	1,000,000	631,420

		20,353,148

TOTAL CORPORATE BONDS (Cost $279,378,706)		$250,324,385

CONVERTIBLE BONDS - 1.31%
Financial - 0.85%
Goldman Sachs Group, Inc., Series XTO
9.00% due 08/18/2009	35,000	1,331,985
iStar Financial, Inc., REIT
1.707% due 10/01/2012 (b)	3,200,000	1,210,240
Vornado Realty Trust
3.625% due 11/15/2026	1,000,000	905,000

		3,447,225
Technology - 0.46%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012 (f)	2,000,000	1,230,000
5.75% due 08/15/2012	1,000,000	615,000

		1,845,000

TOTAL CONVERTIBLE BONDS (Cost $7,977,830)		$5,292,225

COMMON STOCKS - 26.68%
Basic Materials - 1.22%
Barrick Gold Corp.	12,600	$422,730
Newmont Mining Corp.	110,000	4,495,700

		4,918,430
Communications - 0.82%
AT&T, Inc.	125,000	3,105,000
Comcast Corp., Class A	14,875	215,539

		3,320,539
Consumer, Non-cyclical - 2.25%
Diageo PLC	125,000	1,795,116
Johnson & Johnson	40,000	2,272,000
Merck & Company, Inc. (a)	180,000	5,032,800

		9,099,916
Energy - 3.91%
Canadian Oil Sands Trust	200,000	4,778,403
ConocoPhillips Company	100,000	4,206,000
Duke Energy Corp.	300,000	4,377,000
Spectra Energy Corp.	145,000	2,453,400

		15,814,803
Financial - 4.80%
Bank of America Corp.	400,000	5,280,000
Barclays PLC	150,000	698,659
Capital One Financial Corp.	132,000	2,888,160
Duke Realty Corp., REIT	150,000	1,315,500
HSBC Holdings PLC	250,000	2,075,405
iStar Financial, Inc., REIT (a)	110,200	312,968
JPMorgan Chase & Company	75,000	2,558,250
Wells Fargo & Company	174,800	4,240,648

		19,369,590
Technology - 1.08%
Intel Corp.	150,000	2,482,500
Maxim Integrated Products, Inc.	120,000	1,882,800

		4,365,300
Utilities - 12.60%
AGL Resources, Inc.	50,000	1,590,000
Ameren Corp.	75,000	1,866,750
American Electric Power Company, Inc.	120,100	3,469,689
CenterPoint Energy, Inc.	100,000	1,108,000
Consolidated Edison, Inc.	80,000	2,993,600
Dominion Resources, Inc.	100,000	3,342,000
FirstEnergy Corp.	40,000	1,550,000
FPL Group, Inc.	50,000	2,843,000
NiSource, Inc.	30,000	349,800
PG&E Corp. (a)	150,000	5,766,000
Pinnacle West Capital Corp.	70,000	2,110,500
Portland General Electric Company	100,000	1,948,000
Progress Energy, Inc.	100,000	3,783,000
Public Service Enterprise Group, Inc.	150,000	4,894,500
Sempra Energy	60,800	3,017,504
Southern Company	140,000	4,362,400
Teco Energy, Inc. (a)	200,000	2,386,000

The accompanying notes are an integral part of the financial statements.

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Xcel Energy, Inc.	190,000	$3,497,900

		50,878,643

TOTAL COMMON STOCKS (Cost $146,399,895)		$107,767,221

PREFERRED STOCKS - 3.79%
Consumer, Cyclical - 0.05%
General Motors Corp., Series C *	85,000	192,950
Energy - 0.72%
McMoRan Exploration Company, 8.00%	700	736,498
SandRidge Energy, Inc., 8.50%	18,000	2,155,320

		2,891,818
Financial - 3.02%
Bank of America Corp., Series L, 7.25%	4,000	3,344,120
Citigroup, Inc., Series T, 6.50%	70,300	2,359,268
Federal Home Loan Mortgage Corp., Series Z *	94,900	115,778
Federal National Mortgage Association,
5.375%	20	60,000
Federal National Mortgage Association,
Series 08-1, 8.75%	56,800	50,552
Federal National Mortgage Association,
Series Q, 6.75%	80,000	98,400
Federal National Mortgage Association,
Series R, 7.625%	60,200	66,220
Federal National Mortgage Association,
Series S	79,300	106,262
FelCor Lodging Trust, Inc., Series A,
$1.95/share	90,000	513,000
Legg Mason, Inc., 7.00%	67,500	1,702,053
Preferred Blocker, Inc., 7.00% (f)	1,341	576,718
Wells Fargo & Company, Series L, 7.50%	4,100	3,218,377

		12,210,748

TOTAL PREFERRED STOCKS (Cost $28,017,603)		$15,295,516

TERM LOANS - 3.92%
Communications - 0.96%
Clear Channel Communications, Term Loan B
3.9575% due 11/13/2015 (b)	5,500,000	3,272,500
Idearc, Inc., Term Loan A
8.1609% due 11/17/2013 (b)	1,456,163	614,189

		3,886,689
Consumer, Cyclical - 0.57%
Allison Transmission, Inc.
3.0708% due 08/07/2014 (b)(f)	2,906,336	2,297,043
Berry Plastics Corp.
8.1609% due 06/15/2014 (b)	12,213	3,053

		2,300,096
Consumer, Non-cyclical - 0.56%
Bausch & Lomb, Inc.
3.57% due 04/28/2015 (b)	594,000	542,980
U.S. Investigations Services, Inc.
3.3588% due 02/21/2015 (b)	1,964,912	1,714,386

		2,257,366
Technology - 1.31%
First Data Corp., Tranche B2
3.0652% due 09/24/2014 (b)	$1,970,000	$1,472,575
First Data Corp., Tranche B3
3.0652% due 09/24/2014 (b)	1,974,937	1,475,650
Freescale Semiconductor, Inc.
12.50% due 12/15/2014 (b)	2,670,831	2,330,300

		5,278,525
Utilities - 0.52%
Texas Competitive Electric Holdings Company LLC
3.8206% due 10/10/2014 (b)	2,964,950	2,113,638

TOTAL TERM LOANS (Cost $23,708,385)		$15,836,314

SHORT TERM INVESTMENTS - 3.14%
John Hancock Collateral Investment Trust, 0.3952% (c)(g)	$1,266,988	$12,683,560

TOTAL SHORT TERM INVESTMENTS (Cost $12,679,211)		$12,683,560

Total Investments (Income Trust)
(Cost $500,448,889) - 101.41%		$409,594,943
Other assets and liabilities, net - (1.41)%		(5,685,496)

TOTAL NET ASSETS - 100.00%		$403,909,447

Investment Quality Bond Trust

	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 25.31%
U.S. Treasury Bonds - 23.87%
5.375% due 02/15/2031	$3,000,000	$3,443,436
7.50% due 11/15/2016	6,975,000	8,896,940
7.875% due 02/15/2021	19,256,000	26,143,024
8.125% due 08/15/2021	8,477,000	11,763,160
8.125% due 08/15/2019 ***	8,000,000	10,968,752
8.75% due 05/15/2017 to 08/15/2020	23,150,000	32,973,004

		94,188,316
U.S. Treasury Notes - 1.44%
3.125% due 08/31/2013	5,475,000	5,672,188

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,689,886)		$99,860,504

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.92%
Federal Home Loan Mortgage Corp. - 1.43%
4.00% due 11/15/2019	864,735	850,927
5.00% due 12/01/2034	4,477,869	4,570,574
6.50% due 04/01/2029 to 08/01/2034	143,137	153,036
7.50% due 06/01/2010 to 05/01/2028	36,347	39,664

		5,614,201
Federal National Mortgage
Association - 1.93%
4.654% due 06/01/2013	1,130,222	1,187,966
4.918% due 02/01/2013	1,644,601	1,742,280
5.629% due 12/01/2011	1,299,404	1,385,026
5.936% due 11/01/2011	692,914	745,037

The accompanying notes are an integral part of the financial statements.

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
6.047% due 05/01/2012		$799,299	$863,231
6.085% due 10/01/2011		874,769	938,228
6.095% due 03/01/2012		535,018	580,502
6.50% due 02/01/2036		159,168	170,167
7.00% due 06/01/2029		1,963	2,150

			7,614,587
Government National Mortgage
Association - 0.43%
6.00% due 12/15/2013 to 04/15/2035		356,195	376,905
6.50% due 06/15/2028 to 02/15/2035		179,727	193,945
7.00% due 11/15/2031 to 10/15/2034		1,016,147	1,104,389
8.00% due 07/15/2030 to 10/15/2030		17,157	19,019

			1,694,258
Housing & Urban Development - 0.13%
7.498% due 08/01/2011		519,000	522,010

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,251,493)			$15,445,056

FOREIGN GOVERNMENT OBLIGATIONS - 1.06%
Brazil - 1.06%
Federative Republic of Brazil
5.875% due 01/15/2019		1,725,000	1,744,838
10.00% due 01/01/2017	BRL	5,500,000	2,446,156

			4,190,994

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,786,414)			$4,190,994

CORPORATE BONDS - 49.04%
Basic Materials - 1.58%
Agrium, Inc.
7.125% due 05/23/2036		$750,000	676,847
Airgas, Inc.
7.125% due 10/01/2018 (f)		30,000	28,125
Alcan, Inc.
6.45% due 03/15/2011		81,000	83,693
ArcelorMittal
5.375% due 06/01/2013		425,000	407,060
6.125% due 06/01/2018		1,100,000	962,500
Ashland, Inc.
9.125% due 06/01/2017 (f)		25,000	26,000
Clearwater Paper Corp.
10.625% due 06/15/2016		20,000	20,350
Corporacion Nacional Del Cobre de Chile -CODELCO
6.375% due 11/30/2012 (f)		335,000	361,612
Cytec Industries, Inc.
6.00% due 10/01/2015		1,250,000	1,102,251
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		35,000	35,350
8.375% due 04/01/2017		85,000	85,638
IMC Global, Inc.
7.30% due 01/15/2028		22,000	18,743
Inco, Ltd.
5.70% due 10/15/2015		217,000	213,310
International Paper Company
7.40% due 06/15/2014		$1,215,000	$1,209,481
Momentive Performance Materials, Inc.
9.75% due 12/01/2014		35,000	15,575
Mosaic Company
7.375% due 12/01/2014 (f)		25,000	25,750
7.625% due 12/01/2016 (f)		20,000	20,275
Novelis, Inc.
7.25% due 02/15/2015		22,000	16,720
Terra Capital, Inc., Series B
7.00% due 02/01/2017		15,000	13,706
Weyerhaeuser Company
6.75% due 03/15/2012		692,000	692,249
7.95% due 03/15/2025		260,000	215,336

			6,230,571
Communications - 8.30%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018		952,000	1,013,968
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		606,000	653,550
8.125% due 05/01/2012		364,000	407,528
8.75% due 03/01/2031		703,000	856,823
AT&T, Inc.
5.50% due 02/01/2018		475,000	474,305
6.30% due 01/15/2038		1,000,000	966,254
Bellsouth Corp.
4.75% due 11/15/2012		973,000	1,007,371
British Telecommunications PLC
5.15% due 01/15/2013		780,000	777,309
9.125% due 12/15/2010		519,000	551,215
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		62,000	61,380
CanWest Media, Inc.
8.00% due 09/15/2012 ^		110,000	32,450
CBS Corp.
8.20% due 05/15/2014		745,000	763,966
CC Holdings GS V LLC
7.75% due 05/01/2017 (f)		15,000	14,625
Cingular Wireless LLC
7.125% due 12/15/2031		433,000	466,686
Comcast Cable Communications
8.50% due 05/01/2027		556,000	580,273
Comcast Corp.
5.70% due 05/15/2018		545,000	547,928
6.55% due 07/01/2039		1,750,000	1,747,009
COX Communications, Inc.
5.875% due 12/01/2016 (f)		850,000	833,616
7.125% due 10/01/2012		532,000	571,877
Cricket Communications, Inc.
9.375% due 11/01/2014		30,000	29,550
CSC Holdings, Inc.
7.625% due 07/15/2018		44,000	40,755
DirecTV Holdings LLC
6.375% due 06/15/2015		65,000	60,125
France Telecom SA
4.375% due 07/08/2014		445,000	448,462
GCI, Inc.
7.25% due 02/15/2014		50,000	45,625

The accompanying notes are an integral part of the financial statements.

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
HSN, Inc.
11.25% due 08/01/2016 (f)	$25,000	$23,031
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (f)	95,000	91,200
8.875% due 01/15/2015	95,000	87,836
Interpublic Group Companies, Inc.
10.00% due 07/15/2017 (f)	15,000	15,225
Liberty Media Corp.
5.70% due 05/15/2013	26,000	22,490
8.25% due 02/01/2030	18,000	12,398
Mediacom Broadband LLC
8.50% due 10/15/2015	78,000	70,200
MetroPCS Wireless, Inc.
9.25% due 11/01/2014 (f)	30,000	29,700
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	598,624
9.25% due 02/01/2013	701,000	799,269
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	49,844
7.75% due 03/15/2016	15,000	13,594
Qwest Corp.
7.50% due 10/01/2014	80,000	76,300
8.375% due 05/01/2016 (f)	390,000	376,350
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	424,153
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	194,166
Scholastic Corp.
5.00% due 04/15/2013	230,000	187,450
Sinclair Broadcast Group, Inc.
4.875 due 07/15/2018	29,000	20,445
Sprint Capital Corp.
6.90% due 05/01/2019	15,000	12,413
8.375% due 03/15/2012	10,000	9,850
Sprint Nextel Corp.
6.00% due 12/01/2016	28,000	22,890
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	788,694
Telecom Italia Capital SA
5.25% due 11/15/2013	650,000	637,382
6.00% due 09/30/2034	447,000	377,539
6.20% due 07/18/2011	1,270,000	1,314,700
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	637,176
Terremark Worldwide, Inc.
12.00% due 06/15/2017 (f)	25,000	24,000
Time Warner Cable, Inc.
5.85% due 05/01/2017	1,895,000	1,892,349
6.55% due 05/01/2037	450,000	431,485
6.75% due 06/15/2039	200,000	193,426
8.25% due 02/14/2014	205,000	229,783
Time Warner Companies, Inc.
7.25% due 10/15/2017	390,000	401,630
Time Warner, Inc.
7.70% due 05/01/2032	1,298,000	1,275,500
Verizon Communications, Inc.
5.55% due 02/15/2016	1,120,000	1,159,271
6.40% due 02/15/2038	675,000	660,819
6.90% due 04/15/2038	600,000	625,922
8.75% due 11/01/2021	$865,000	$982,984
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (f)	1,295,000	1,374,808
Viacom, Inc.
6.125% due 10/05/2017	1,300,000	1,263,373
6.25% due 04/30/2016	757,000	745,766
6.625% due 05/15/2011	400,000	404,910
Vodafone Group PLC
5.45% due 06/10/2019	510,000	501,509
7.75% due 02/15/2010	714,000	738,140

		32,751,244
Consumer, Cyclical - 1.92%
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)	45,000	42,300
11.00% due 02/01/2016	40,000	38,700
American Airlines Pass Through Trust 2003-01
3.857% due 07/09/2010	117,514	109,883
Centex Corp.
7.875% due 02/01/2011	188,000	188,940
Continental Airlines, Inc., Series 071A
5.983% due 04/19/2022	15,000	12,375
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	677,978	589,841
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	444,703	364,656
Continental Airlines, Inc., Series B
6.903% due 04/19/2022	5,000	3,100
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	25,872	16,040
CVS Caremark Corp.
6.125% due 08/15/2016	500,000	517,947
6.943% due 01/10/2030 (f)	563,545	509,913
D.R. Horton, Inc.
7.875% due 08/15/2011	545,000	550,450
9.75% due 09/15/2010	91,000	92,365
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	575,000	604,880
Dollar General Corp., PIK
11.875% due 07/15/2017	25,000	27,000
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	364,228
Ford Motor Company
7.45% due 07/16/2031	50,000	29,500
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	1,231,000	1,078,475
MGM Mirage, Inc.
10.375% due 05/15/2014 (f)	5,000	5,188
11.125% due 11/15/2017 (f)	5,000	5,369
OED Corp./ Diamond Jo
8.75% due 04/15/2012	30,000	26,850
Pulte Homes, Inc.
8.125% due 03/01/2011	403,000	405,015
Rite Aid Corp.
10.375% due 07/15/2016	50,000	45,000
Royal Caribbean Cruises, Ltd.
11.875% due 07/15/2015	10,000	9,740

The accompanying notes are an integral part of the financial statements.

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Scientific Games International, Inc., Series 144A
9.25% due 06/15/2019	$25,000	$25,000
Seneca Gaming Corp.
7.25% due 05/01/2012	45,000	38,925
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	722,613	682,609
Staples, Inc.
9.75% due 01/15/2014	935,000	1,044,330
Wyndham Worldwide Corp.
6.00% due 12/01/2016	185,000	144,688
Wynn Las Vegas LLC
6.625% due 12/01/2014	26,000	22,880

		7,596,187
Consumer, Non-cyclical - 7.13%
ACCO Brands Corp.
7.625% due 08/15/2015	55,000	28,875
Allegiance Corp.
7.00% due 10/15/2026	87,000	75,771
Alliance One International, Inc.
10.00% due 07/15/2016 (f)	35,000	33,162
11.00% due 05/15/2012	48,000	50,160
Altria Group, Inc.
9.25% due 08/06/2019	360,000	404,248
9.70% due 11/10/2018	900,000	1,031,801
10.20% due 02/06/2039	400,000	472,627
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,200,963
Amgen, Inc.
6.40% due 02/01/2039	545,000	579,693
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (f)	360,000	373,317
7.75% due 01/15/2019 (f)	875,000	956,949
Aramark Services, Inc.
8.50% due 02/01/2015	65,000	63,050
Avis Budget Car Rental LLC
7.625% due 05/15/2014	60,000	42,600
BAT International Finance PLC
9.50% due 11/15/2018 (f)	465,000	546,534
Biomet, Inc.
10.00% due 10/15/2017	10,000	10,175
Bio-Rad Laboratories, Inc.
8.00% due 09/15/2016	15,000	14,850
Cargill, Inc.
5.60% due 09/15/2012 (f)	1,285,000	1,337,168
Community Health Systems, Inc.
8.875% due 07/15/2015	35,000	34,300
Companhia de Bebidas das Americas
8.75% due 09/15/2013	780,000	889,200
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	32,375
7.25% due 05/15/2017	10,000	9,250
Corrections Corp. of America
6.75% due 01/31/2014	300,000	285,000
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,253
7.25% due 03/15/2015	13,000	12,220
Deluxe Corp.
7.375% due 06/01/2015	170,000	136,000
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	$1,020,000	$1,078,666
Elan Finance PLC
7.75% due 11/15/2011	75,000	69,375
8.875% due 12/01/2013	75,000	68,625
Erac USA Finance Company
8.00% due 01/15/2011 (f)	1,816,000	1,806,731
Express Scripts, Inc.
6.25% due 06/15/2014	525,000	555,507
General Mills, Inc.
5.20% due 03/17/2015	445,000	469,212
5.65% due 02/15/2019	225,000	235,162
HCA, Inc.
6.375% due 01/15/2015	15,000	12,188
7.875% due 02/01/2011	130,000	127,887
HCA, Inc., PIK
9.625% due 11/15/2016	84,000	83,160
Hertz Corp.
8.875% due 01/01/2014	40,000	36,800
Hertz Global Holdings, Inc.
5.25% due 06/01/2014	2,000	2,300
Inverness Medical Innovations, Inc.
9.00% due 05/15/2016	35,000	33,863
Kellogg Company
4.45% due 05/30/2016	900,000	900,756
Kraft Foods, Inc.
6.125% due 02/01/2018	450,000	465,265
6.50% due 11/01/2031	1,064,000	1,056,443
Kroger Company
6.75% due 04/15/2012	671,000	725,456
Lender Processing Services, Inc.
8.125% due 07/01/2016	30,000	29,400
McKesson Corp.
7.50% due 02/15/2019	65,000	73,200
Medco Health Solutions, Inc.
7.125% due 03/15/2018	415,000	437,027
Merck & Company, Inc.
4.00% due 06/30/2015	975,000	992,155
Miller Brewing Company
5.50% due 08/15/2013 (f)	1,145,000	1,132,114
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	115,706
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	695,000	711,045
Omnicare, Inc.
6.75% due 12/15/2013	20,000	18,000
6.875% due 12/15/2015	30,000	27,075
PepsiCo, Inc.
7.90% due 11/01/2018	500,000	608,302
Pfizer, Inc.
6.20% due 03/15/2019	1,030,000	1,126,433
Philip Morris International, Inc.
5.65% due 05/16/2018	1,800,000	1,886,747
Procter & Gamble, Series A
9.36% due 01/01/2021	806,157	970,605
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	436,148
6.95% due 07/01/2037	635,000	638,117

The accompanying notes are an integral part of the financial statements.

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Reynolds American, Inc.
7.25% due 06/01/2013	$295,000	$303,365
7.30% due 07/15/2015	44,000	44,079
Roche Holdings, Inc.
6.00% due 03/01/2019	1,025,000	1,092,938
Service Corp. International
7.375% due 10/01/2014	10,000	9,450
7.625% due 10/01/2018	20,000	18,550
Smithfield Foods, Inc.
10.00% due 07/15/2014 (f)	10,000	9,875
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	35,000	28,700
SUPERVALU, Inc.
8.00% due 05/01/2016	30,000	29,100
Tenet Healthcare Corp.
8.875% due 07/01/2019 (f)	80,000	80,200
Tyson Foods, Inc.
7.85% due 04/01/2016	400,000	385,703
10.50% due 03/01/2014 (f)	15,000	16,275
United Rentals North America, Inc.
10.875% due 06/15/2016 (f)	15,000	14,400
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	25,000	23,563
WellPoint, Inc.
7.00% due 02/15/2019	485,000	501,377

		28,119,586
Energy - 3.15%
Berry Petroleum Company
10.25% due 06/01/2014	10,000	10,100
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	604,177
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	350,000	356,166
6.45% due 06/30/2033	238,000	239,067
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	400,000	370,531
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	54,600
6.625% due 01/15/2016	298,000	261,495
6.875% due 01/15/2016	5,000	4,412
7.50% due 09/15/2013	22,000	21,065
ConocoPhillips
4.60% due 01/15/2015	935,000	960,848
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	23,800
8.375% due 05/01/2016	50,000	42,375
El Paso Corp.
7.00% due 06/15/2017	30,000	27,323
12.00% due 12/12/2013	30,000	33,000
El Paso Natural Gas Company
5.95% due 04/15/2017	85,000	81,816
EnCana Corp.
5.90% due 12/01/2017	450,000	461,316
Halliburton Company
5.50% due 10/15/2010	593,000	620,210
Hornbeck Offshore Services, Inc.
6.125% due 12/01/2014	10,000	9,063
Kinder Morgan Energy Partners LP
6.85% due 02/15/2020	$1,295,000	$1,327,391
7.125% due 03/15/2012	692,000	739,955
Kinder Morgan Finance Company
5.70% due 01/05/2016	70,000	60,025
Marathon Oil Corp.
6.50% due 02/15/2014	540,000	577,287
Motiva Enterprises LLC
5.20% due 09/15/2012 (f)	952,000	977,106
Newfield Exploration Company
6.625% due 04/15/2016	25,000	22,563
NGPL PipeCo LLC
6.514% due 12/15/2012 (f)	1,850,000	1,939,152
Peabody Energy Corp.
6.875% due 03/15/2013	39,000	38,610
7.375% due 11/01/2016	290,000	274,050
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	34,825
Petroleum Export, Ltd.
5.265% due 06/15/2011 (f)	235,790	227,157
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	227,592
6.875% due 05/01/2018	35,000	30,491
Plains Exploration & Production Company
7.75% due 06/15/2015	35,000	32,725
Pride International, Inc.
7.375% due 07/15/2014	35,000	34,738
Range Resources Corp.
7.50% due 05/15/2016	20,000	19,200
7.50% due 10/01/2017	10,000	9,500
SandRidge Energy, Inc.
8.00% due 06/01/2018 (f)	15,000	12,825
Southwestern Energy Company
7.50% due 02/01/2018 (f)	35,000	33,600
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	690,000	805,300
Valero Energy Corp.
8.75% due 06/15/2030	403,000	428,749
XTO Energy, Inc.
6.75% due 08/01/2037	380,000	396,702

		12,430,907
Financial - 19.46%
ACE Capital Trust II
9.70% due 04/01/2030	752,000	684,790
ACE INA Holdings, Inc.
5.70% due 02/15/2017	160,000	159,316
Aflac, Inc.
8.50% due 05/15/2019	195,000	208,364
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(f)	860,000	180,600
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	410,692
AMB Property LP
7.50% due 06/30/2018	364,000	328,353
American Express Company
7.25% due 05/20/2014	1,200,000	1,241,321
American General Finance Corp.
5.375% due 10/01/2012	346,000	204,020

The accompanying notes are an integral part of the financial statements.

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Arch Western Finance LLC
6.75% due 07/01/2013	$54,000	$49,275
Associates Corp. of North America
8.55% due 07/15/2009	519,000	519,181
AvalonBay Communities, Inc.
5.50% due 01/15/2012	425,000	426,108
AXA Equitable Life Insurance
7.70% due 12/01/2015 (f)	680,000	641,641
BAC Capital Trust XI
6.625% due 05/23/2036	50,000	37,705
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)	35,000	17,500
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,517,882
5.42% due 03/15/2017	1,700,000	1,411,751
5.75% due 12/01/2017	200,000	178,086
Barclays Bank PLC
8.55% due 09/29/2049 (b)(f)	35,000	23,450
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	195,000	204,479
6.40% due 10/02/2017	85,000	85,151
6.95% due 08/10/2012	830,000	902,089
Brandywine Operating Partnership
5.70% due 05/01/2017	825,000	571,841
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)(f)	480,000	470,259
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (f)	85,000	11,900
Capital One Capital IV
6.745% due 02/17/2037 (b)	400,000	267,744
Capital One Financial Corp.
7.375% due 05/23/2014	135,000	139,209
Capmark Financial Group, Inc.
7.875% due 05/10/2012	310,000	80,544
Charles Schwab Corp.
4.95% due 06/01/2014	515,000	523,845
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	878,540
CIT Group Funding Company of Canada
4.65% due 07/01/2010	30,000	25,497
CIT Group, Inc.
5.60% due 04/27/2011	750,000	562,382
5.65% due 02/13/2017	40,000	22,569
5.80% due 07/28/2011	25,000	18,744
7.625% due 11/30/2012	185,000	126,678
CIT Group, Inc., MTN
5.125% due 09/30/2014	15,000	8,841
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	25,000	19,496
Citigroup, Inc.
4.875% due 05/07/2015	614,000	501,574
5.50% due 08/27/2012	1,525,000	1,477,763
6.50% due 08/19/2013	1,105,000	1,073,373
6.875% due 03/05/2038	550,000	485,741
Countrywide Financial Corp.
4.50% due 06/15/2010	210,000	207,903
Developers Diversified Realty Corp.
4.625% due 08/01/2010	110,000	99,456
5.00% due 05/03/2010	45,000	40,746
Discover Financial Services
6.45% due 06/12/2017	$885,000	$718,067
Duke Realty Corp. LP
5.25% due 01/15/2010	480,000	477,612
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	658,371
Equity One, Inc.
6.00% due 09/15/2017	700,000	549,517
Everest Reinsurance Holdings, Inc.
6.60% due 05/15/2037 (b)	1,475,000	914,500
8.75% due 03/15/2010	596,000	607,838
Farmers Exchange Capital
7.05% due 07/15/2028 (f)	725,000	501,899
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	179,000	177,670
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	687,225
First Union National Bank
6.919% due 12/15/2036	500,000	503,141
7.80% due 08/18/2010	1,500,000	1,561,080
Ford Motor Credit Company LLC
7.00% due 10/01/2013	84,000	67,539
7.375% due 10/28/2009	25,000	24,786
7.875% due 06/15/2010	15,000	14,248
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (f)	10,000	10,700
General Electric Capital Corp.
4.80% due 05/01/2013	1,175,000	1,176,280
5.90% due 05/13/2014	340,000	347,025
6.125% due 02/22/2011	433,000	453,833
6.75% due 03/15/2032	1,641,000	1,473,136
GMAC LLC
7.75% due 01/19/2010 (f)	50,000	48,750
8.00% due 11/01/2031 (f)	76,000	53,200
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	805,000	832,362
6.00% due 05/01/2014	115,000	120,021
6.15% due 04/01/2018	1,300,000	1,265,650
6.75% due 10/01/2037	2,030,000	1,804,658
6.875% due 01/15/2011	692,000	731,588
7.50% due 02/15/2019	625,000	669,232
HBOS PLC
6.00% due 11/01/2033 (f)	710,000	424,207
HCP, Inc.
5.65% due 12/15/2013	450,000	409,703
Health Care Property, Inc.
5.95% due 09/15/2011	450,000	440,426
7.072 due 06/08/2015	433,000	395,251
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,298,000	1,293,042
Host Hotels & Resorts LP
6.875% due 11/01/2014	15,000	13,500
Host Marriott LP
7.125% due 11/01/2013	25,000	23,500
HSBC Bank USA NA, BKNT
7.00% due 01/15/2039	525,000	554,963
HSBC Holdings PLC
6.80% due 06/01/2038	1,200,000	1,205,956

The accompanying notes are an integral part of the financial statements.

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
HSBC Holdings PLC, EMTN
1.366% due 10/06/2016 (b)	$1,350,000	$1,176,777
International Lease Finance Corp.
5.625% due 09/15/2010	670,000	601,923
6.375% due 03/25/2013	425,000	323,346
Jackson National Life Insurance Company
8.15% due 03/15/2027 (f)	1,298,000	1,080,503
Janus Capital Group, Inc.
6.50% due 06/15/2012	305,000	281,732
JPMorgan Chase & Company
5.375% due 10/01/2012	1,050,000	1,099,639
6.00% due 01/15/2018	1,120,000	1,112,616
JPMorgan Chase Capital XV
5.875% due 03/15/2035	433,000	346,400
Kimco Realty Corp.
5.584% due 11/23/2015	410,000	360,632
Lazard Group LLC
6.85% due 06/15/2017	1,290,000	1,185,068
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (f)	2,000,000	1,196,466
Liberty Property LP
6.625% due 10/01/2017	210,000	178,205
7.25% due 03/15/2011	725,000	724,817
Lloyds Banking Group PLC
5.92% due 10/01/2099 (f)	100,000	35,000
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	1,800,000	1,593,468
7.75% due 05/14/2038	300,000	278,671
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (f)	535,000	544,136
Metropolitan Life Global Mountain
4.25% due 07/30/2009 (f)	500,000	500,747
Mizuho Financial Group, Cayman, Ltd.
5.79% due 04/15/2014 (f)	779,000	802,523
Morgan Stanley
5.55% due 04/27/2017	285,000	265,300
6.25% due 08/28/2017	1,320,000	1,277,215
6.75% due 04/15/2011	684,000	716,537
Morgan Stanley, MTN
6.00% due 04/28/2015	600,000	598,433
6.625% due 04/01/2018	1,225,000	1,221,210
National Australia Bank, Ltd.
8.60% due 05/19/2010	152,000	160,474
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (f)	865,000	693,891
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	158,612
NB Capital Trust IV
8.25% due 04/15/2027	60,000	50,382
NBD Bancorp
8.25% due 11/01/2024	1,730,000	1,676,775
Ohio National Life Insurance Company
8.50% due 05/15/2026 (f)	995,000	841,557
Principal Life Global Funding I
6.125% due 10/15/2033 (f)	697,000	551,064
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	865,000	839,435
Realty Income Corp.
6.75% due 08/15/2019	1,515,000	1,364,865
Regency Centers LP
7.95% due 01/15/2011	$456,000	$454,522
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	860,185
Republic New York Corp.
9.50% due 04/15/2014	865,000	910,644
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	450,000	463,024
Simon Property Group LP, REIT
5.30% due 05/30/2013	1,325,000	1,281,233
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	190,475
Sovereign Bank
8.75% due 05/30/2018	250,000	245,876
Sun Canada Financial Company
7.25% due 12/15/2015 (f)	1,471,000	1,452,034
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	264,534
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	750,000	728,257
Unitrin, Inc.
6.00% due 05/15/2017	705,000	490,976
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (f)	390,000	321,445
US Bancorp
7.50% due 06/01/2026	1,624,000	1,261,739
Ventas Realty LP, Series 1
6.50% due 06/01/2016	35,000	31,369
Ventas Realty LP/Ventas Capital Corp.
6.625% due 10/15/2014	300,000	281,250
7.125% due 06/01/2015	22,000	21,230
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	334,522
5.60% due 05/15/2015	377,000	330,735
Wachovia Corp., MTN
5.50% due 05/01/2013	880,000	909,044
WEA Finance LLC
7.125% due 04/15/2018 (f)	350,000	324,845
7.50% due 06/02/2014 (f)	370,000	366,865
Wells Fargo & Company
4.95% due 10/16/2013	2,410,000	2,400,117
Westfield Group
5.40% due 10/01/2012 (f)	800,000	767,682

		76,787,897
Industrial - 0.96%
American Railcar Industries, Inc.
7.50% due 03/01/2014	25,000	21,812
Avnet, Inc.
6.625% due 09/15/2016	600,000	562,555
General Electric Company
5.25% due 12/06/2017	1,125,000	1,104,801
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	40,000	30,900
Koppers, Inc.
9.875% due 10/15/2013	10,000	9,850
L-3 Communications Corp., Series B
6.375% due 10/15/2015	45,000	40,837

The accompanying notes are an integral part of the financial statements.

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Owens Corning, Inc.
9.00% due 06/15/2019	$15,000	$14,550
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	109,545
Pactiv Corp.
5.875% due 07/15/2012	360,000	370,328
Sally Holdings LLC
9.25% due 11/15/2014	10,000	9,950
Sanmina-SCI Corp.
3.3794% due 06/15/2010 (b)(f)	30,000	28,800
6.75% due 03/01/2013	5,000	3,875
SCL Terminal Aereo Santiago SA
6.95% due 07/01/2012 (f)	633,566	676,782
Solo Cup Company
10.50% due 11/01/2013 (f)	15,000	15,049
SPX Corp.
7.625% due 12/15/2014	30,000	28,950
Texas Industries, Inc.
7.25% due 07/15/2013	35,000	31,412
Tyco International Group SA
6.75% due 02/15/2011	300,000	311,661
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011	45,000	28,125
Waste Management, Inc.
6.375% due 03/11/2015	375,000	388,516

		3,788,298
Technology - 0.71%
Fiserv, Inc.
6.125% due 11/20/2012	625,000	648,748
Intuit, Inc.
5.40% due 03/15/2012	315,000	318,069
Oracle Corp.
6.125% due 07/08/2039	975,000	975,000
Seagate Technology HDD Holdings
6.375% due 10/01/2011	20,000	19,125
6.80% due 10/01/2016	10,000	8,575
Seagate Technology International
10.00% due 05/01/2014 (f)	20,000	20,625
Sensata Technologies B.V.
8.00% due 05/01/2014 (f)	10,000	4,913
SunGard Data Systems, Inc.
9.125% due 08/15/2013	52,000	49,140
Unisys Corp.
6.875% due 03/15/2010	35,000	30,275
8.00% due 10/15/2012	15,000	9,000
Xerox Corp.
5.50% due 05/15/2012	270,000	269,261
6.40% due 03/15/2016	400,000	368,000
7.20% due 04/01/2016	70,000	65,800

		2,786,531
Utilities - 5.83%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (f)	500,000	467,615
Aquila, Inc.
11.875% due 07/01/2012	30,000	33,150
Atmos Energy Corp.
6.35% due 06/15/2017	195,000	198,379
Carolina Power & Light Company
6.50% due 07/15/2012	$1,254,000	$1,365,896
CenterPoint Energy, Inc.
6.50% due 05/01/2018	165,000	147,407
CMS Energy Corp.
8.50% due 04/15/2011	26,000	26,911
Commonwealth Edison Company
5.95% due 08/15/2016	400,000	415,903
6.15% due 03/15/2012	273,000	289,810
Dominion Resources, Inc.
6.40% due 06/15/2018	870,000	918,335
7.00% due 06/15/2038	425,000	463,572
Duke Energy Corp.
5.65% due 06/15/2013	1,300,000	1,362,587
Edison Mission Energy
7.00% due 05/15/2017	10,000	7,675
7.20% due 05/15/2019	25,000	18,625
7.75% due 06/15/2016	30,000	24,450
Electricite de France SA
6.50% due 01/26/2019 (f)	875,000	958,324
Enel Finance International SA
6.80% due 09/15/2037 (f)	1,155,000	1,197,388
Exelon Generation Company, LLC
6.95% due 06/15/2011	550,000	582,424
Georgia Power Company
5.25% due 12/15/2015	250,000	260,079
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (f)	15,000	14,325
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (f)	1,100,000	1,086,544
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	923,776
Mirant North America LLC
7.375% due 12/31/2013	65,000	62,400
Nevada Power Company
6.50% due 08/01/2018	450,000	460,139
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	425,226
NiSource Finance Corp.
6.40% due 03/15/2018	385,000	353,235
Northern States Power Company
6.50% due 03/01/2028	433,000	477,018
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	33,950
7.375% due 02/01/2016	20,000	18,925
7.375% due 01/15/2017	25,000	23,562
NSTAR
8.00% due 02/15/2010	1,730,000	1,791,090
Ohio Edison Company
6.875% due 07/15/2036	450,000	453,413
Old Dominion Electric Cooperative
6.25% due 06/01/2011	904,000	960,486
Oncor Electric Delivery Company
7.50% due 09/01/2038	395,000	445,569
PacifiCorp
6.35% due 07/15/2038	315,000	348,059
Potomac Electric Power Company
6.50% due 11/15/2037	750,000	783,602

The accompanying notes are an integral part of the financial statements.

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PPL Electric Utilities Corp.
6.25% due 05/15/2039	$180,000	$189,749
PSEG Power LLC
8.625% due 04/15/2031	511,000	602,180
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	346,832
RRI Energy, Inc.
6.75% due 12/15/2014	31,000	29,876
Southern California Edison Company
6.00% due 01/15/2034	649,000	688,497
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (f)	950,000	805,226
TXU Corp., Series P
5.55% due 11/15/2014	109,000	68,825
Union Electric Company
6.40% due 06/15/2017	1,930,000	1,981,668
Wisconsin Electric Power Company
6.50% due 06/01/2028	606,000	668,089
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	224,867

		23,005,658

TOTAL CORPORATE BONDS (Cost $201,415,792)		$193,496,879

CONVERTIBLE BONDS - 0.00%
Consumer, Non-cyclical - 0.00%
Amylin Pharmaceuticals, Inc.
3.00% due 06/15/2014	25,000	16,187

TOTAL CONVERTIBLE BONDS (Cost $15,463)		$16,187

MUNICIPAL BONDS - 1.11%
Florida - 0.25%
Miami Beach Florida Redevelopment Agency Tax Increment Revenue
8.95% due 12/01/2022	865,000	998,063
Illinois - 0.25%
Illinois State Toll Highway Authority
6.184% due 01/01/2034	945,000	966,952
Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	122,515
Maryland - 0.07%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	276,762
New Jersey - 0.29%
Jersey City Municipal Utilities Authority
4.55% due 05/15/2012	130,000	124,172
New Jersey State Turnpike Authority
7.414% due 01/01/2040	865,000	1,025,613

		1,149,785
New York - 0.22%
Port Authority of New York & New Jersey
6.04% due 12/01/2029	400,000	410,896
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	$435,000	$449,734

		860,630

TOTAL MUNICIPAL BONDS (Cost $4,196,109)		$4,374,707

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.50%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (f)	800,000	728,000
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4
5.9287% due 05/10/2045 (b)	2,500,000	2,084,914
Banc of America Commercial Mortgage, Inc., Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,658,340
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039 (b)	2,594,203	2,390,471
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4
A 4.871% due 09/11/2042	1,405,000	1,192,411
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class A4
A 5.2987% due 10/12/2042 (b)	895,000	769,875
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694% due 06/11/2050	825,000	675,676
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4
5.742% due 09/11/2042	390,000	321,829
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	1,425,000	1,051,461
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3
6.64% due 01/17/2032	712,427	716,375
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
5.9609% due 06/10/2046 (b)	2,000,000	1,692,888
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467% due 09/15/2039	2,500,000	1,749,338
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (f)	790,000	766,300
General Electric Capital Assurance Company, Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(f)	570,725	473,155
Government National Mortgage Association, Series 2006-38, Class XS
6.9319% IO due 09/16/2035 (b)	415,859	37,340
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553% due 04/10/2038 (b)	2,500,000	2,058,910
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
6.0653% due 04/15/2045 (b)	2,150,000	1,824,847
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,500,000	1,210,666

The accompanying notes are an integral part of the financial statements.

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.954% due 09/15/2030	$1,500,000	$1,285,222
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A3
5.642% due 12/15/2025	423,693	433,831
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4
6.0799% due 06/15/2038 (b)	1,700,000	1,423,358
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.8399% due 05/12/2039 (b)	2,000,000	1,628,316
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	2,095,000	1,600,704
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	320,000	276,309
Morgan Stanley Dean Witter Capital I, Series 2001, Class A4
6.39% due 06/15/2011	679,842	690,512
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	259,421	264,386
Nomura Asset Securities Corp., Series 1998-D6, Class A1B
6.59% due 03/15/2030	29,638	29,673
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,447,629
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	1,240,000	1,044,833

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,559,664)		$33,527,569

ASSET BACKED SECURITIES - 0.73%
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	845,000	866,283
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2
5.261% due 04/25/2037 (f)	900,000	692,077
Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2
3.76% due 12/17/2012	907,057	912,581
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A
6.53% due 06/01/2013	367,616	395,818

TOTAL ASSET BACKED SECURITIES (Cost $3,013,073)		$2,866,759

PREFERRED STOCKS - 0.01%
Financial - 0.01%
Citigroup Capital IX, 6.00%	2,000	27,120
Wells Fargo & Company, Series K (i)	35,000	29,050

		56,170

TOTAL PREFERRED STOCKS (Cost $51,882)		$56,170

REPURCHASE AGREEMENTS - 8.01%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2009 at 0.09% to be repurchased at $31,600,079 on 07/01/2009, collateralized by $38,725,583 Federal National Mortgage Association, 6.00% due 02/01/2023 (valued at $32,232,000, including interest)	$31,600,000	$31,600,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,600,000)		$31,600,000

Total Investments (Investment Quality Bond Trust) (Cost $391,579,776) - 97.69%		$385,434,825
Other assets and liabilities, net - 2.31%		9,116,350

TOTAL NET ASSETS - 100.00%		$394,551,175

Money Market Trust

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.26%
Federal Home Loan Bank - 19.28%
0.44% due 09/16/2009 to 10/02/2009	$88,530,000	$88,434,260
0.50% due 11/20/2009 to 06/15/2010	130,000,000	130,000,000
0.53% due 07/28/2009	56,460,000	56,437,557
0.54% due 07/28/2009	40,000,000	39,983,800
0.57% due 08/01/2009	130,000,000	129,999,987
0.65% due 08/04/2009	150,000,000	150,000,000
0.70% due 05/13/2010	80,000,000	80,001,280
0.80% due 04/30/2010	125,000,000	125,000,000
0.81% due 08/04/2009	80,000,000	80,000,000
1.022% due 07/27/2009	150,000,000	150,000,000

		1,029,856,884
Federal Home Loan Mortgage Corp. - 7.49%
0.50% due 08/11/2009	50,000,000	49,971,528
0.702% due 09/09/2009	200,000,000	200,046,000
1.2675% due 07/01/2009	150,000,000	150,092,850

		400,110,378
Federal National Mortgage
Association - 9.49%
0.50% due 07/16/2009 to 07/27/2009	60,665,000	60,646,149
0.59% due 09/01/2009	100,000,000	99,898,389
0.65% due 09/01/2009	96,790,000	96,681,649
0.80% due 08/11/2009	150,000,000	150,000,000
1.10% due 07/20/2009	100,000,000	99,941,944

		507,168,131

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,937,135,393)		$1,937,135,393

COMMERCIAL PAPER - 51.27%
Financial - 50.33%
Abbey National North America LLC
0.39% due 10/08/2009	48,215,000	48,163,289
American Honda Finance Corp.
0.50% due 08/18/2009	16,310,000	16,299,127

The accompanying notes are an integral part of the financial statements.

61

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust (continued)

	Shares or Principal Amount	Value

COMMERCIAL PAPER (continued)
Financial (continued)
American Honda Finance Corp. (continued)
0.60% due 08/18/2009	20,000,000	$19,984,000
0.64% due 08/10/2009	20,300,000	20,285,564
ANZ National (Int’l), Ltd.
0.52% due 09/14/2009	50,000,000	49,945,833
Bank of America Corp.
1.339% due 07/30/2009	75,000,000	75,000,000
Bank of Montreal
0.24% due 09/04/2009	40,000,000	39,982,667
Bank of Nova Scotia
0.57% due 07/06/2009	50,000,000	49,996,042
0.94% due 10/02/2009	20,000,000	19,951,433
Barclays Bank PLC
1.23% due 08/27/2009	100,000,000	100,000,000
1.27% due 11/16/2009	75,000,000	75,057,852
BNP Paribas Financial, Inc.
0.68% due 07/08/2009	50,000,000	49,993,389
1.07% due 09/15/2009	30,000,000	29,932,233
1.08% due 07/13/2009	50,000,000	49,982,000
CAFCO LLC
0.40% due 09/11/2009 to 10/01/2009	189,200,000	189,019,751
0.85% due 08/05/2009	29,745,000	29,720,419
Citigroup Funding, Inc.
0.76% due 07/30/2009	75,000,000	75,000,000
1.3694% due 07/30/2009	130,420,000	130,872,906
General Electric Capital Corp.
0.24% due 08/31/2009	36,000,000	35,985,360
0.838% due 09/14/2009	100,000,000	100,000,000
0.886% due 09/08/2009	20,000,000	20,099,360
1.5625% due 09/09/2009	38,330,000	39,255,555
GOVCO LLC
0.33% due 08/21/2009	50,000,000	49,976,625
0.35% due 08/19/2009	43,220,000	43,199,410
0.38% due 09/01/2009	23,165,000	23,149,840
0.40% due 09/23/2009	25,000,000	24,976,667
0.72% due 10/27/2009	50,000,000	49,882,000
0.80% due 07/20/2009	415,000	414,825
0.87% due 07/20/2009	34,320,000	34,304,241
ING US Funding LLC
0.57% due 07/15/2009	50,000,000	49,988,917
0.65% due 07/16/2009	17,068,000	17,063,377
0.67% due 07/20/2009 to 07/23/2009	79,385,000	79,354,974
0.72% due 07/08/2009	50,000,000	49,993,000
JPMorgan Chase Company
0.8544% due 09/28/2009 (b)	64,000,000	64,182,976
Morgan Stanley
0.8294% due 09/13/2009	75,000,000	75,000,000
Park Avenue Receivables Corp.
0.45% due 07/02/2009	50,000,000	49,999,375
Rabobank USA Financial Company
0.61% due 07/09/2009	100,000,000	99,986,444
0.62% due 07/02/2009	43,550,000	43,549,250
Royal Bank of Canada
1.00% due 06/23/2011	100,000,000	100,000,000
Societe Generale North America
0.48% due 10/09/2009	26,200,000	26,165,067
0.55% due 07/31/2009	7,511,000	7,507,557
0.74% due 08/28/2009	25,000,000	24,970,194
0.92% due 09/15/2009	35,805,000	35,735,459
UBS Finance Delaware LLC
0.695% due 08/27/2009	32,395,000	$32,359,352
1.05% due 07/29/2009	4,850,000	4,846,039
1.08% due 07/29/2009	50,000,000	49,958,000
1.20% due 07/09/2009	75,000,000	74,980,000
1.205% due 07/02/2009	35,000,000	34,998,829
1.215% due 07/06/2009	30,000,000	29,994,938
1.32% due 08/27/2009	28,000,000	27,941,480
Wells Fargo & Company
0.849% due 09/15/2009	40,000,000	40,000,000
Westpac Banking Corp.
0.52% due 07/06/2009	34,367,000	34,364,518
0.70% due 09/28/2009	37,000,000	36,935,969
0.72% due 09/14/2009	40,575,000	40,514,138
0.78% due 07/13/2009	43,850,000	43,838,599
Yorktown Capital LLC
0.85% due 08/10/2009	24,220,000	24,197,126

		2,688,855,966
Government - 0.94%
Government of Canada
0.21% due 07/08/2009	50,000,000	49,997,959

TOTAL COMMERCIAL PAPER (Cost $2,738,853,925)		$2,738,853,925

U.S. TREASURY OBLIGATIONS - 12.54%
U.S. Treasury Bills - 12.54%
U.S. Treasury Bills
0.39% due 02/11/2010	45,765,000	45,653,448
0.49% due 10/22/2009	75,000,000	74,884,646
0.51% due 12/17/2009	80,000,000	79,808,466
0.58% due 11/19/2009	75,000,000	74,829,625
0.64% due 10/22/2009	100,000,000	99,799,111
0.91% due 10/22/2009	70,000,000	69,800,053
1.07% due 07/02/2009	100,000,000	99,997,028
1.08% due 07/30/2009	50,000,000	49,956,500
1.11% due 07/30/2009	75,000,000	74,932,937

		669,661,814

TOTAL U.S. TREASURY OBLIGATIONS (Cost $669,661,814)		$669,661,814

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $374,000 on 07/01/2009, collateralized by $370,000 U.S. Treasury Bonds, 4.50% due 05/15/2038 (valued at $385,133, including interest)	$374,000	$374,000

TOTAL REPURCHASE AGREEMENTS (Cost $374,000)		$374,000

Total Investments (Money Market Trust) (Cost $5,346,025,132) - 100.08%		$5,346,025,132
Other assets and liabilities, net - (0.08)%		(4,190,151)

TOTAL NET ASSETS - 100.00%		$5,341,834,981

The accompanying notes are an integral part of the financial statements.

62

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust B

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.28%
Federal Home Loan Bank - 24.79%
0.50% due 11/20/2009 to 06/15/2010	$30,000,000	$30,000,000
0.53% due 07/28/2009	34,570,000	34,556,258
0.57% due 08/01/2009	20,000,000	19,999,998
0.65% due 08/04/2009	30,000,000	30,000,000
0.70% due 05/13/2010	20,000,000	20,000,320
0.80% due 04/30/2010	25,000,000	25,000,000
0.81% due 08/04/2009	27,000,000	27,000,000
1.022% due 07/27/2009	40,000,000	40,000,000

		226,556,576
Federal Home Loan Mortgage Corp. - 2.21%
0.35% due 07/24/2009	163,000	162,964
1.267% due 07/01/2009	20,000,000	20,012,380

		20,175,344
Federal National Mortgage
Association - 6.28%
0.55% due 08/17/2009	27,464,000	27,444,279
0.80% due 08/11/2009	30,000,000	30,000,000

		57,444,279

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $304,176,199)		$304,176,199

COMMERCIAL PAPER - 48.86%
Financial - 48.86%
American Honda Finance Corp.
0.40% due 08/19/2009	10,000,000	9,994,555
Bank of America Corp.
1.339% due 07/30/2009	15,000,000	15,000,000
Bank of Nova Scotia
0.59% due 07/01/2009	25,000,000	25,000,000
Barclays Bank PLC
1.23% due 08/27/2009	25,000,000	25,000,000
1.27% due 11/16/2009	20,000,000	20,012,903
CAFCO LLC
0.38% due 09/14/2009	20,000,000	19,984,167
0.40% due 09/11/2009	25,000,000	24,980,000
Citibank NA
0.50% due 09/04/2009	10,000,000	10,000,000
Citigroup Funding, Inc.
0.76% due 07/30/2009	15,000,000	15,000,000
1.369% due 07/30/2009	28,800,000	28,910,970
General Electric Capital Corp.
0.886% due 09/08/2009	5,000,000	5,024,840
1.562% due 09/09/2009	10,000,000	10,241,470
GOVCO LLC
0.38% due 09/01/2009	30,000,000	29,980,367
0.70% due 07/20/2009	15,000,000	14,994,458
Government of Canada
0.21% due 07/08/2009	10,000,000	9,999,592
JPMorgan Chase & Company
0.854% due 09/28/2009 (b)	11,000,000	11,031,449
National Australia Funding
0.34% due 08/26/2009	15,000,000	14,992,067
Royal Bank of Canada
1.00% due 06/23/2011	25,000,000	25,000,000
Societe Generale North America
0.35% due 10/01/2009	19,000,000	18,983,005
1.00% due 09/10/2009	24,850,000	24,800,990
Toronto Dominion Holdings USA, Inc.
0.35% due 07/01/2009	16,613,000	$16,613,000
UBS Finance Delaware LLC
1.20% due 07/09/2009	45,000,000	44,988,000
Westpac Banking Corp.
0.32% due 09/03/2009	26,099,000	26,084,153

		446,615,986

TOTAL COMMERCIAL PAPER (Cost $446,615,986)		$446,615,986

U.S. TREASURY OBLIGATIONS - 18.00%
Short-term Securities - 2.18%
U.S. Treasury Bills
0.51% due 12/17/2009	20,000,000	19,952,117
U.S. Treasury Bills - 15.82%
U.S. Treasury Bills
0.39% due 02/11/2010	19,825,000	19,776,677
0.49% due 10/22/2009	20,000,000	19,969,239
0.58% due 11/19/2009	15,000,000	14,965,925
0.64% due 10/22/2009	20,000,000	19,959,822
0.91% due 10/22/2009	20,000,000	19,942,872
1.07% due 07/02/2009	20,000,000	19,999,406
1.08% due 07/30/2009	15,000,000	14,986,950
1.11% due 07/30/2009	15,000,000	14,986,587

		144,587,478

TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,539,595)		$164,539,595

Total Investments (Money Market Trust B) (Cost $915,331,780) - 100.14%		$915,331,780
Other assets and liabilities, net - (0.14)%		(1,288,862)

TOTAL NET ASSETS - 100.00%		$914,042,918

Real Return Bond Trust

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 96.57%
Treasury Inflation-Protected
Securities (d) - 96.45%
1.875% due 07/15/2015	$104,325,651	$105,466,765
2.00% due 04/15/2012 to 01/15/2016	28,316,549	28,768,126
2.375% due 04/15/2011 to 01/15/2025	168,960,503	174,192,403
2.50% due 07/15/2016 to 01/15/2029	23,736,918	24,920,175
3.375% due 01/15/2012 to 04/15/2032	20,058,252	23,765,329
3.625% due 04/15/2028	69,700,080	84,816,285
3.875% due 04/15/2029	73,318,390	93,022,707
2.00% due 01/15/2026	58,871,092	57,638,449
1.625% due 01/15/2015	43,103,462	42,901,393
1.875% due 07/15/2013	86,799,311	89,023,543
2.00% due 01/15/2014 to 07/15/2014	112,696,650	115,289,508
2.125% due 01/15/2019	20,756,208	21,437,261
2.625% due 07/15/2017	90,163,083	96,080,035
3.00% due 07/15/2012	28,061,715	29,727,880

The accompanying notes are an integral part of the financial statements.

63

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
Treasury Inflation-Protected
Securities (d) (continued)
3.50% due 01/15/2011	$100,980,298	$105,366,680

		1,092,416,539
U.S. Treasury Notes - 0.12%
0.875% due 04/30/2011 ***	1,335,000	1,331,088

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,058,918,617)		$1,093,747,627

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.22%
Federal Home Loan Mortgage Corp. - 10.07%
4.50% due 05/15/2017	173,240	178,792
4.557% due 01/01/2034	193,290	197,174
5.353% due 08/01/2036 (b)	503,294	512,558
5.50% due 12/01/2038	91,400,147	94,481,328
5.871% due 04/01/2036 (b)	1,150,569	1,209,176
6.50% due 01/01/2038	1,100,000	1,170,770
6.595% due 10/01/2036 (b)	3,264,866	3,429,593
6.656% due 09/01/2036 (b)	5,076,211	5,332,588
6.701% due 07/01/2036 (b)	4,900,366	5,140,217
5.00% due 12/14/2018	1,500,000	1,424,102
0.8875% due 02/01/2011 (b)	983,000	981,149

		114,057,447
Federal National Mortgage
Association - 2.16%
2.638% due 03/01/2044 to 10/01/2044 (b)	2,959,189	2,949,040
4.203% due 07/01/2035	2,045,113	2,096,938
4.644% due 01/01/2035 (b)	345,862	354,152
5.50% due 06/01/2036 to 06/01/2038	8,744,889	9,046,135
5.576% due 02/01/2036 (b)	1,789,908	1,876,883
6.00% due 09/01/2036 to 12/01/2038	3,195,489	3,345,657
6.50% due 02/01/2029 to 03/01/2038	4,494,820	4,799,068

		24,467,873
Government National Mortgage
Association - 0.99%
6.00% due 10/15/2028 to 02/15/2039	10,761,387	11,262,461

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $147,603,778)		$149,787,781

FOREIGN GOVERNMENT OBLIGATIONS - 2.50%
Japan - 2.50%
Government of Japan
0.80% due 12/10/2015 JPY	302,400,000	2,766,755
1.10% due 12/10/2016	1,073,210,000	9,835,855
1.20% due 06/10/2017	1,011,000,000	9,186,998
1.20% due 12/10/2017	361,440,000	3,268,287
1.40% due 06/10/2018	359,640,000	3,261,343

		28,319,238

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $26,889,298)		$28,319,238

CORPORATE BONDS - 16.74%
Basic Materials - 0.77%
Alcoa, Inc.
6.00% due 07/15/2013	$459,000	448,446
Alcoa, Inc. (continued)
6.75% due 07/15/2018	$4,000,000	$3,548,724
Falconbridge, Ltd.
5.375% due 06/01/2015	3,900,000	3,455,474
7.35% due 06/05/2012	1,300,000	1,292,452

		8,745,096
Communications - 1.04%
EchoStar DBS Corp.
7.00% due 10/01/2013	3,800,000	3,610,000
Harris Corp.
5.95% due 12/01/2017	5,000,000	5,108,990
Omnicom Group, Inc.
5.90% due 04/15/2016	1,250,000	1,252,092
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	1,000,000	1,000,000
Telecom Italia Capital SA
6.999% due 06/04/2018	800,000	809,325

		11,780,407
Consumer, Cyclical - 1.36%
Autozone, Inc.
5.875% due 10/15/2012	3,600,000	3,739,176
Federated Retail Holdings, Inc.
5.90% due 12/01/2016	1,000,000	814,686
Home Depot, Inc.
5.40% due 03/01/2016	1,250,000	1,247,776
Macy’s Retail Holdings, Inc.
7.45% due 07/15/2017	1,000,000	870,435
Marriott International, Inc.
6.375% due 06/15/2017	5,000,000	4,751,020
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018	1,000,000	857,500
Yum! Brands, Inc.
6.25% due 03/15/2018	3,000,000	3,086,709

		15,367,302
Consumer, Non-cyclical - 0.42%
Baxter International, Inc.
5.375% due 06/01/2018	1,100,000	1,151,828
Cardinal Health, Inc.
6.00% due 06/15/2017	1,500,000	1,409,008
UnitedHealth Group, Inc.
4.875% due 02/15/2013	200,000	202,158
UST, Inc.
6.625% due 07/15/2012	1,900,000	2,032,552

		4,795,546
Energy - 0.19%
Duke Capital LLC
5.668% due 08/15/2014	1,300,000	1,312,689
Gaz Capital SA
7.343% due 04/11/2013 (f)	400,000	386,000
8.146% due 04/11/2018 (f)	500,000	455,000

		2,153,689
Financial - 12.07%
American Express Bank FSB
5.50% due 04/16/2013	1,100,000	1,079,506
American Express Bank FSB, BKNT
6.00% due 09/13/2017	2,000,000	1,824,342

The accompanying notes are an integral part of the financial statements.

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial (continued)
American Express Company
7.00% due 03/19/2018		$1,890,000	$1,835,262
American International Group, Inc.
5.60% due 10/18/2016		200,000	108,135
8.25% due 08/15/2018 (f)		1,100,000	647,358
8.625% due 05/22/2038	GBP	400,000	148,068
American International Group, Inc., MTN
5.85% due 01/16/2018		$4,100,000	2,169,101
American International Group, Inc., Series 1
1.2169% due 10/18/2011 (b)		1,400,000	903,542
American International Group, Inc., Series WI
8.175% due 05/15/2058		1,800,000	513,533
ANZ National International, Ltd.
6.20% due 07/19/2013 (f)		2,400,000	2,472,413
Australia & New Zealand Banking Group, Ltd.
0.89313% due 06/18/2012 (b)(f)		500,000	499,375
Bank of America Corp.
1.1269% due 11/06/2009 (b)		700,000	698,737
1.339% due 04/30/2012 (b)		2,000,000	2,024,202
Bank of Ireland, MTN
0.6744% due 12/18/2009 (b)		900,000	891,652
Barclays Bank PLC
7.434% due 09/29/2049 (b)(f)		700,000	469,000
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(f)		400,000	204,664
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,300,000	1,013,772
Citigroup, Inc.
0.6313% due 12/28/2009 (b)		4,900,000	4,852,818
0.9444% due 05/18/2011 (b)		2,500,000	2,363,370
5.50% due 04/11/2013		1,600,000	1,499,592
Commonwealth Bank of Australia
1.1075% due 06/25/2014 (b)(f)		5,300,000	5,300,144
Countrywide Financial Corp, Series MTN
1.4263% due 05/07/2012 (b)		6,405,000	5,825,046
Dexia Credit Local
1.2619% due 09/23/2011 (b)(f)		1,900,000	1,900,068
DnB NOR Bank ASA
1.2088% due 10/13/2009 (b)(f)		900,000	894,366
Everest Reinsurance Holdings, Inc.
5.40% due 10/15/2014		1,000,000	874,130
Ford Motor Credit Company LLC
7.25% due 10/25/2011		2,150,000	1,859,617
7.80% due 06/01/2012		150,000	129,063
Foundation Re II, Ltd.
7.5756% due 11/26/2010 (b)(f)		700,000	654,113
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(f)	EUR	5,400,000	4,280,093
6.375% due 11/15/2067 (b)		$1,500,000	1,000,831
Genworth Financial, Inc., MTN
6.515% due 05/22/2018		1,800,000	1,203,172
Goldman Sachs Group, Inc.
1.0588% due 03/22/2016 (b)		2,100,000	1,778,246
1.5319% due 06/28/2010 (b)		3,500,000	3,481,184
Green Valley, Ltd.
5.045% due 01/10/2011 (b)(f)	EUR	500,000	671,785
Hartford Financial Services Group, Inc., MTN
6.00% due 01/15/2019		$15,500,000	11,875,821
HCP, Inc., MTN
6.70% due 01/30/2018		$1,000,000	$868,696
HSBC Finance Corp.
1.1619% due 10/21/2009 (b)		1,600,000	1,595,317
ING Bank Australia, Ltd., Series RTD
3.87% due 06/24/2014 (b)	AUD	600,000	479,999
International Lease Finance Corp., MTN
6.625% due 11/15/2013		$800,000	615,766
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^		200,000	29,500
7.00% due 09/27/2027 ^ (f)		500,000	73,750
Lehman Brothers Holdings, Inc., EMTN
zero coupon due 04/05/2011 ^	EUR	38,000	7,596
5.125% due 06/27/2014 ^ (f)		700,000	142,389
Lehman Brothers Holdings, Inc., MTN
6.875% due 05/02/2018 ^		$1,500,000	240,000
Liberty Mutual Group, Inc.
5.75% due 03/15/2014 (f)		900,000	712,532
Longpoint Re, Ltd.
5.8744% due 05/08/2010 (b)(f)		1,000,000	972,000
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015		3,000,000	2,858,187
Merna Reinsurance, Ltd., Series A
1.2475% due 07/07/2010 (b)		4,200,000	3,908,520
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		600,000	555,334
Metropolitan Life Global Funding I
2.55% due 06/10/2011 (b)(f)		10,100,000	10,081,901
Morgan Stanley
1.3994% due 01/09/2012 (b)		300,000	270,422
1.5569% due 10/18/2016 (b)		1,300,000	1,051,459
Morgan Stanley, Series GMTN
1.4494% due 01/09/2014 (b)		1,100,000	987,560
Mystic Re, Ltd.
10.6675% due 06/07/2011 (b)(f)		1,700,000	1,565,963
National Australia Bank, Ltd.
1.4238% due 02/08/2010 (b)(f)		9,300,000	9,298,270
5.35% due 06/12/2013 (f)		2,100,000	2,163,013
Pacific Life Global Funding
5.15% due 04/15/2013 (f)		700,000	697,663
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (f)		2,500,000	2,472,760
ProLogis
6.625% due 05/15/2018		1,300,000	1,023,624
Residential Reinsurance 2007, Ltd., Series CL1
7.9175% due 06/07/2010 (b)(f)		2,700,000	2,592,270
Rockies Express Pipeline LLC
4.50% due 08/20/2009 (b)(f)		5,900,000	5,900,561
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	500,000	231,470
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(f)		$3,100,000	2,294,000
Santander US Debt SA Unipersonal
0.6969% due 11/20/2009 (b)(f)		4,700,000	4,670,390
Simon Property Group LP
6.125% due 05/30/2018		2,500,000	2,325,410
Simon Property Group LP, REIT
5.75% due 12/01/2015		600,000	552,590

The accompanying notes are an integral part of the financial statements.

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
SLM Corp., Series BED1
1.095% due 03/15/2012 (b)	$1,027,000	$752,729
TransCapitalInvest, Ltd.
7.70% due 08/07/2013 (f)	1,700,000	1,636,250
Travelers Companies, Inc.
5.80% due 05/15/2018	1,200,000	1,233,458
Vita Capita II, Ltd.
2.1075% due 01/01/2010 (b)(f)	300,000	292,890
Vita Capital III, Ltd., Series B-II
2.3275% due 01/01/2012 (b)(f)	600,000	520,020
Wachovia Bank NA, BKNT
0.7262% due 12/02/2010 (b)	1,700,000	1,676,979
Wells Fargo & Company
4.375% due 01/31/2013	1,400,000	1,412,054

		136,709,413
Industrial - 0.26%
Black & Decker Corp.
4.75% due 11/01/2014	1,000,000	915,168
Masco Corp.
6.125% due 10/03/2016	1,200,000	1,007,515
Rexam PLC
6.75% due 06/01/2013 (f)	1,000,000	968,784

		2,891,467
Technology - 0.36%
Computer Sciences Corp.
6.50% due 03/15/2018	4,000,000	4,087,316
Utilities - 0.27%
American Electric Power Company, Inc.
5.25% due 06/01/2015	600,000	588,914
FirstEnergy Corp.
6.45% due 11/15/2011	1,000,000	1,043,760
Nisource Finance Corp.
1.2313% due 11/23/2009 (b)	400,000	396,824
Sempra Energy
6.15% due 06/15/2018	1,000,000	1,005,343

		3,034,841

TOTAL CORPORATE BONDS (Cost $206,414,661)		$189,565,077

MUNICIPAL BONDS - 0.59%
California - 0.10%
California County California Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds (Fresno County Tobacco Funding Corp.)5.625% due 06/01/2023	60,000	55,948
Los Angeles Department of Water & Power 5.00% due 07/01/2037	1,100,000	1,064,591

		1,120,539
Rhode Island - 0.04%
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds, Series A 6.00% due 06/01/2023	470,000	445,776
Texas - 0.39%
Texas State
Transportation Community-Mobility Fund 4.75% due 04/01/2037	4,600,000	4,441,484
West Virginia - 0.06%
Tobacco Settlement Finance Authority of West Virginia 7.467% due 06/01/2047	$1,150,000	$732,826

TOTAL MUNICIPAL BONDS (Cost $7,422,607)		$6,740,625

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.77%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A45.414% due 09/10/2047	600,000	478,409
Banc of America Funding Corp., Series 2006-A,Class 1A14.5852% due 02/20/2036 (b)	1,649,184	1,251,471
Banc of America Funding Corp., Series 2006-J,Class 4A16.1021% due 01/20/2047 (b)	1,290,089	684,991
Banc of America Large Loan, Inc., Series 2007-BMB1, Class A10.8294% due 08/15/2029 (b)(f)	6,227,037	4,611,261
Bank of America Mortgage Securities, Inc., Series 2004-1, Class 5A16.50% due 02/25/2033	111,952	105,777
BCAP LLC Trust, Series 2006-AA2, Class A10.4787% due 01/25/2037 (b)	1,049,159	398,762
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A24.4712% due 05/25/2033 (b)	340,130	311,587
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 21A14.8281% due 01/25/2035 (b)	6,620,307	5,572,271
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A12.90% due 03/25/2035 (b)	1,798,076	1,553,967
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A22.2638% due 03/25/2035 (b)	663,428	569,469
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A12.50% due 08/25/2035 (b)	550,481	481,240
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A24.55% due 08/25/2035 (b)	985,577	869,134
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A15.7201% due 01/25/2036 (b)	4,106,640	2,051,499
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A15.4904% due 09/25/2036 (b)	5,163,428	2,796,675
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A10.4737% due 02/25/2034 (b)	2,324,879	1,316,321
Bear Stearns Commercial Mortgage Securities, Series 1998-C1, Class A26.44% due 06/16/2030	10,728	10,706
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A15.6443% due 01/26/2036 (b)	4,395,493	2,426,554
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A15.7253% due 12/26/2046 (b)	4,551,630	2,767,842

The accompanying notes are an integral part of the financial statements.

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.8883% due 12/10/2049 (b)	$91,000	$71,952
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 1A1
2.85% due 12/25/2035 (b)	90,217	73,543
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A
4.70% due 12/25/2035	2,162,476	1,743,444
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.7475% due 08/25/2035 (b)	690,866	549,053
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
4.2475% due 08/25/2035 (b)	795,363	632,285
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3
4.0975% due 08/25/2035 (b)	144,241	104,588
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4
5.886% due 11/15/2044 (b)	200,000	159,443
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1A
0.3963% due 09/20/2046 (b)	89,982	87,804
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1
0.495% due 02/20/2047 (b)	890,153	345,313
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A
0.4938% due 05/25/2047 (b)	308,230	115,286
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-HYB3, Class 7A1
3.7592% due 11/19/2033 (b)	111,975	101,192
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 11A1
4.5429% due 08/25/2034 (b)	255,295	156,980
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1
4.7887% due 04/20/2035 (b)	1,027,342	901,842
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1
0.6538% due 06/25/2035 (b)(f)	378,042	274,132
Countrywide Home Loans, Series 2005-3, Class 1A2
0.6037% due 04/25/2035 (b)	1,128,550	506,249
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4
5.9123% due 06/15/2039 (b)	910,000	619,379
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A1
4.938% due 12/15/2040	221,498	222,348
Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AB4, Class A1B1
0.4087% due 10/25/2036 (b)	182,622	156,372
Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AR6, Class A1
0.3938% due 01/25/2037 (b)	492,960	455,308
Federal Home Loan Mortgage Corp., REMIC, Series 2002-2504, Class J
5.50% due 05/15/2016	2,796,283	2,849,987
Federal Home Loan Mortgage Corp., REMIC,Series 2007-3336, Class GA
5.00% due 05/15/2027	$3,786,112	$3,918,934
Federal Home Loan Mortgage Corp., Series 2003-2608, Class FJ
0.7194% due 03/15/2017 (b)	520,431	522,325
Federal Home Loan Mortgage Corp., Series 2006-3253, Class A
5.00% due 08/15/2020	2,893,636	3,033,023
Federal Home Loan Mortgage Corp., Series 2007-3266, Class C
5.00% due 02/15/2020	2,864,286	2,966,841
Federal Home Loan Mortgage Corp., Series 2007-3335, Class AF
0.4694% due 10/15/2020 (b)	7,144,542	7,122,178
Federal Home Loan Mortgage Corp., Series 2007-3335, Class BF
0.4694% due 07/15/2019 (b)	6,972,564	6,953,767
Federal Home Loan Mortgage Corp., Series 2007-3346, Class FA
0.5494% due 02/15/2019 (b)	15,033,316	14,747,429
Federal Home Loan Mortgage Corp., Series 2638,Class FA
0.7194% due 11/15/2016 (b)	467,181	469,116
Federal Home Loan Mortgage Corp., Series 2752,Class FM
0.6694% due 12/15/2030 (b)	177,462	177,710
Federal Home Loan Mortgage Corp., Series 2905,Class UY
4.00% due 10/15/2023	46,442	46,371
Federal Home Loan Mortgage Corp., Series T-63,Class 1A1
2.639% due 02/25/2045 (b)	2,293,632	2,184,392
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-62, Class 1A1
2.6381% due 10/25/2044 (b)	944,785	929,494
Federal National Mortgage Association Whole Loan, Series 2003-W8, Class 3F2
0.6637% due 05/25/2042 (b)	149,106	125,609
Federal National Mortgage Association Whole Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044	372,597	373,245
Federal National Mortgage Association, REMIC, Series 2007-73, Class A1
0.3738% due 07/25/2037 (b)	4,789,743	4,248,849
Federal National Mortgage Association, Series 2004-63, Class FA
0.4638% due 08/25/2034 (b)	168,036	168,014
Federal National Mortgage Association, Series 2006-118, Class A2
0.3738% due 12/25/2036 (b)	305,808	259,697
Federal National Mortgage Association, Series 2006-5, Class 3A2
4.6314% due 02/25/2036 (b)	1,394,971	1,382,297
First Horizon Alternative Mortgage Securities, Series 2004-AA1, Class A1
4.0072% due 06/25/2034 (b)	501,043	323,890
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1
5.3647% due 08/25/2035 (b)	845,185	642,093

The accompanying notes are an integral part of the financial statements.

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2
0.5337% due 06/25/2045 (b)	$541,387	$230,220
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
0.3938% due 10/25/2046 (b)	279,549	230,000
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A
0.3938% due 01/25/2047 (b)	467,342	354,490
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A
0.5331% due 05/19/2035 (b)	144,105	64,417
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
0.5531% due 03/19/2037 (b)	590,569	248,769
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11
0.4031% due 01/19/2038 (b)	113,512	104,857
HSI Asset Securitization Corp. Trust, Series 2007-WF1, Class 2A1
0.3738% due 05/25/2037 (b)	939,723	676,577
Impac Secured Assets Corp., Series 2006-4, Class A2A
0.3938% due 01/25/2037 (b)	83,409	78,235
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A
4.9762% due 12/25/2034 (b)	539,762	408,711
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A
0.4038% due 11/25/2046 (b)	331,401	308,569
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1
5.0116% due 02/25/2035 (b)	3,031,510	2,650,040
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3
5.0081% due 07/25/2035 (b)	1,431,169	1,092,886
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3
5.336% due 05/15/2047	340,000	260,642
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4
5.424% due 02/15/2040	210,000	152,645
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3
5.866% due 09/15/2045 (b)	300,000	229,482
Lehman XS Trust, Series 2006-16N, Class A1A
0.3938% due 11/25/2046 (b)	342,466	286,387
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
3.469% due 11/21/2034 (b)	500,000	315,071
Mastr Adjustable Rate Mortgages Trust, Series 2003-6, Class 2A1
4.1032% due 12/25/2033 (b)	284,245	239,201
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
0.7594% due 12/15/2030 (b)	461,297	371,297
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
0.6694% due 11/15/2031 (b)	549,161	398,528
Merrill Lynch Floating Trust, Series 2006-1, Class A1
0.3894% due 06/15/2022 (b)(f)	110,880	77,616
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 1A
2.42% due 10/25/2035 (b)	$4,226,869	$3,407,931
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 2A
4.25% due 10/25/2035 (b)	2,360,544	1,886,645
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 3A
1.3088% due 10/25/2035 (b)	583,392	464,321
Merrill Lynch Mortgage Investors, Inc., Series 2005-3, Class 4A
0.5638% due 11/25/2035 (b)	468,959	323,233
Merrill Lynch Mortgage Investors, Inc., Series 2005-3, Class 5A
0.5638% due 11/25/2035 (b)	545,740	363,584
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.5238% due 02/25/2036 (b)	2,329,185	1,254,913
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4
5.70% due 09/12/2049	100,000	68,974
Morgan Stanley Capital I, Series 2007-IQ15, Class A4
6.0763% due 06/11/2049 (b)	500,000	376,550
Residential Accredit Loans, Inc., Series 2005-QO1, Class A1
0.6137% due 08/25/2035 (b)	238,375	108,872
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4
6.50% due 08/25/2036	1,000,000	477,270
Securitized Asset Sales, Inc., Series 1993-6, Class A5
4.8482% due 11/26/2023 (b)	6,746	6,095
Sequoia Mortgage Trust, Series 5, Class A
0.6631% due 10/19/2026 (b)	193,963	146,764
Small Business Administration Participation Certificates, Series 2007-20K, Class 1
5.51% due 11/01/2027 (b)	4,695,486	4,941,951
Small Business Administration, Series 2008-P10A,Class 1
5.902% due 02/10/2018	932,859	1,012,070
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A2
4.8022% due 02/25/2034 (b)	317,347	238,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1
2.61% due 01/25/2035 (b)	174,245	73,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1
5.5235% due 08/25/2035 (b)	452,401	294,216
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
0.6431% due 10/19/2034 (b)	196,344	149,449
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1
0.5631% due 07/19/2035 (b)	380,824	247,715
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2
0.5631% due 07/19/2035 (b)	818,533	521,880

The accompanying notes are an integral part of the financial statements.

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3
0.5631% due 07/19/2035 (b)	$1,595,910	$1,002,143
Structured Asset Mortgage Investments, Inc., Series 2006-AR4, Class 2A1
0.5038% due 06/25/2036 (b)	130,915	49,554
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A8
0.3837% due 08/25/2036 (b)	148,130	141,801
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1
0.4137% due 04/25/2037 (b)	743,304	692,276
Structured Asset Securities Corp., Series 2006-NC1, Class A6
0.3638% due 05/25/2036 (b)	15,198	14,147
TBW Mortgage Backed Pass Through Certificates, Series 2006-4, Class A1B
0.4137% due 09/25/2036 (b)	6,003	5,971
TBW Mortgage Backed Pass Through Certificates, Series 2006-6, Class A1
0.4187% due 01/25/2037 (b)	270,874	245,775
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1
0.4338% due 08/25/2011 (b)	1,152,998	1,057,450
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1
0.4238% due 11/25/2011 (b)	2,536,438	2,278,108
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A
0.4437% due 06/25/2037 (b)	2,855,774	2,489,068
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4
5.418% due 01/15/2045	510,000	407,190
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1
0.4094% due 09/15/2021 (b)(f)	6,972,839	5,009,795
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1
0.3994% due 06/15/2020 (b)(f)	4,120,895	3,025,627
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
2.54% due 11/25/2042 (b)	48,664	27,994
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
0.5738% due 11/25/2045 (b)	245,770	118,908
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A
2.15% due 12/25/2046 (b)	205,663	80,093
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
2.34% due 02/25/2046 (b)	1,426,402	633,245
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR9, Class 1A
2.34% due 08/25/2046 (b)	2,466,362	883,098
Washington Mutual, Inc., Series 2006-AR15, Class 2A
2.837% due 11/25/2046 (b)	226,225	148,217
Washington Mutual, Inc., Series 2006-AR7, Class 3A
3.127% due 07/25/2046 (b)	1,028,589	433,335
Wells Fargo Mortgage Backed Securities Trust,Series 2004-K, Class 2A5
4.7226% due 07/25/2034 (b)	$193,677	$186,553
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1
3.5807% due 09/25/2034 (b)	282,810	245,709

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,283,657)		$133,299,373

ASSET BACKED SECURITIES - 3.40%
ACE Securities Corp., Series 2006-CW1, Class A2A
0.3638% due 07/25/2036 (b)	10,341	10,235
ACE Securities Corp., Series 2006-NC3, Class A2A
0.3638% due 12/25/2036 (b)	125,021	91,660
American Express Credit Account Master Trust, Series 2008-3, Class A
1.2694% due 08/15/2012 (b)	7,900,000	7,918,352
Argent Securities, Inc., Series 2006-M3, Class A2A
0.3638% due 10/25/2036 (b)	14,217	13,974
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1
0.6637% due 06/25/2034 (b)	655,821	320,185
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A
0.3738% due 11/25/2036 (b)	25,674	24,541
Asset Backed Securities Corp. Home Equity,Series 2007-HE1, Class A2
0.3638% due 12/25/2036 (b)	501,463	460,160
BA Credit Card Trust, Series 2008-A5, Class A5
1.5194% due 12/16/2013 (b)	3,000,000	2,991,923
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1
1.3138% due 08/25/2037 (b)	4,721,318	2,534,856
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
0.9737% due 10/25/2032 (b)	29,345	18,024
Bear Stearns Asset Backed Securities, Inc., Series 2005-4, Class A
0.6438% due 01/25/2036 (b)	23,693	21,637
Bear Stearns Asset Backed Securities, Inc., Series 2006-AQ1, Class 2A1
0.3938% due 10/25/2036 (b)	371,592	328,983
Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 21A1
0.3837% due 12/25/2036 (b)	725,092	614,909
Bear Stearns Asset Backed Securities, Inc., Series 2006-HE9, Class 1A1
0.3638% due 11/25/2036 (b)	25,616	22,547
Bravo Mortgage Asset Trust, Series 2006-1A,Class A1
0.4437% due 07/25/2036 (b)(e)(f)	29,881	29,576
Citigroup Commercial Mortgage Trust, Series 2006-FL2, Class A1
0.3894% due 08/15/2021 (b)(f)	2,481	2,097
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A3A
0.3938% due 01/25/2037 (b)	1,382,352	1,000,065
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1
0.4238% due 10/25/2046 (b)	194,936	183,463

The accompanying notes are an integral part of the financial statements.

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Series 2006-18, Class 2A1
0.3638% due 03/25/2037 (b)	$88,587	$87,225
Countrywide Asset-Backed Certificates, Series 2006-21, Class 2A1
0.3638% due 05/25/2037 (b)	70,548	67,465
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1
0.3638% due 05/25/2047 (b)	121,216	110,262
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1
0.3638% due 05/25/2037 (b)	1,275,890	1,206,383
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1
0.4338% due 07/25/2037 (b)(f)	745,262	549,471
Equity One ABS, Inc., Series 2004-1, Class AV2
0.6137% due 04/25/2034 (b)	88,483	33,398
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Series T-32, Class A1
0.5738% due 08/25/2031 (b)	89,407	71,692
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3
0.3638% due 11/25/2036 (b)	509,438	479,765
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF16, Class 2A1
0.3638% due 12/25/2036 (b)	958	948
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2A
0.3837% due 12/25/2037 (b)	704,461	666,138
First NLC Trust, Series 2007-1, Class A1
0.3837% due 08/25/2037 (b)(f)	3,153,634	1,967,973
Fremont Home Loan Trust, Series 2006-C, Class 2A1
0.3638% due 10/25/2036 (b)	35,833	22,383
Fremont Home Loan Trust, Series 2006-E, Class 2A1
0.3738% due 01/25/2037	179,452	116,229
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1
4.229% due 12/10/2037 (b)	2,210,552	2,216,357
GSAMP Trust, Series 2004-SEA2, Class A2A
0.6037% due 03/25/2034 (b)	32,046	31,705
GSAMP Trust, Series 2006-HE7, Class A2A
0.3537% due 10/25/2036 (b)	45,242	42,835
GSAMP Trust, Series 2006-S6, Class A1A
0.3837% due 10/25/2036 (b)	6,355	5,124
HSI Asset Securitization Corp. Trust, Series 2006-HE1, Class 2A1
0.3638% due 10/25/2036 (b)	64,190	37,808
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1
0.3638% due 12/25/2036 (b)	1,267,323	767,192
HSI Asset Securitization Corp. Trust, Series 2007-OPT1, Class 2A1
0.3638% due 12/25/2036 (b)	694,743	601,614
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1
0.3638% due 11/25/2036 (b)	7,646	7,560
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2
0.3638% due 07/25/2036 (b)	$72,588	$68,774
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2
0.3638% due 10/25/2036 (b)	859,084	666,737
JPMorgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2
0.3766% due 11/25/2036 (b)	32,921	31,110
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2
0.3638% due 08/25/2036 (b)	92,968	86,299
Lehman XS Trust, Series 2006-9, Class A1A
0.3787% due 05/25/2046 (b)	959	947
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class 3A1
0.4938% due 07/25/2035 (b)	14,038	13,642
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A1
0.3537% due 11/25/2036 (b)	22,310	20,701
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7
0.4194% due 12/15/2011 (b)	100,000	99,988
Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1, Class A2A
0.3638% due 05/25/2037 (b)	55,358	54,280
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A
0.3837% due 08/25/2036 (b)	137,002	136,206
Merrill Lynch Mortgage Investors, Inc., Series 2006-MLN1, Class A2A
0.3837% due 07/25/2037 (b)	111,327	104,002
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A
0.3638% due 09/25/2036 (b)	73,674	70,506
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A
0.3638% due 10/25/2036 (b)	62,674	58,262
Morgan Stanley Asset Backed Securities Capital I, Series 2006-NC5, Class A2A
0.3537% due 10/25/2036 (b)	133,194	124,796
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1
0.3638% due 11/25/2036 (b)	29,138	27,641
Nationstar Home Equity Loan Trust, Series 2007-B, Class 2AV1
0.4338% due 04/25/2037 (b)	800,509	711,021
Nomura Asset Acceptance Corp., Series 2006-S1, Class A1
0.4538% due 01/25/2036 (b)(f)	23,160	20,316
Option One Mortgage Loan Trust, Series 2006-3, Class 2A1
0.3537% due 02/25/2037 (b)	2,098	2,069
Park Place Securities, Inc., Series 2005-WCW1, Class A1B
0.5738% due 09/25/2035 (b)	30,826	19,546
Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class A1A
0.4137% due 08/25/2046 (b)	583,005	556,120

The accompanying notes are an integral part of the financial statements.

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1
0.3837% due 11/25/2036 (b)	$22,770	$22,317
Residential Asset Securities Corp., Series 2006-KS9, Class AI1
0.3837% due 11/25/2036 (b)	119,191	117,592
Residential Asset Securities Corp., Series 2007-KS2, Class AI1
0.3837% due 02/25/2037 (b)	630,398	580,220
Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3, Class A2A
0.3638% due 09/25/2036 (b)	33,314	29,272
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A
0.3738% due 12/25/2036 (b)	750,525	420,087
SLM Student Loan Trust, Series 2006-9, Class A2
1.0919% due 04/25/2017 (b)	1,855,301	1,849,861
SLM Student Loan Trust, Series 2007-3, Class A1
1.0819% due 10/27/2014 (b)	1,126,048	1,120,380
SLM Student Loan Trust, Series 2007-3, Class A3
1.1319% due 04/25/2019 (b)	4,800,000	4,405,152
Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A1
0.3938% due 01/25/2037 (b)	346,594	337,883
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1
0.3738% due 11/25/2036 (f)	121,852	65,586
Specialty Underwriting & Residential Finance, Series 2006-BC5, Class A2B
0.3587% due 11/25/2037 (b)	8,946	8,645
Structured Asset Investment Loan Trust, Series 2006-4, Class A3
0.3638% due 07/25/2036 (b)	14,800	13,414
Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A
4.90% due 04/25/2035 (b)	799,238	471,924
Structured Asset Securities Corp., Series 2006-11,Class A1
4.5993% due 10/25/2035 (b)(e)(f)	251,959	155,949
Structured Asset Securities Corp., Series 2006-BC3, Class A2
0.3638% due 10/25/2036 (b)	224,328	204,786
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1
0.6538% due 01/25/2034 (b)(f)	10,877	10,729
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	200,000	153,956

TOTAL ASSET BACKED SECURITIES (Cost $45,286,785)		$38,517,430

SUPRANATIONAL OBLIGATIONS - 0.11%
Government - 0.11%
Export-Import Bank of Korea, Series 97
1.3859% due 10/04/2011 (b)(f)	1,200,000	1,202,467

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,199,230)		$1,202,467

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.07%
Financial - 0.07%
Lehman Brothers Holdings, Inc., MTN
5.3744% due 11/24/2008 ^	$300,000	$44,250
5.415% due 12/23/2008 ^	4,800,000	708,000

		752,250

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $5,100,087)		$752,250

PREFERRED STOCKS - 0.11%
Financial - 0.11%
Wells Fargo & Company, Series K (i)	1,000,000	830,000
Wells Fargo & Company, Series L, 7.50%	600	470,982

		1,300,982

TOTAL PREFERRED STOCKS (Cost $1,600,000)		$1,300,982

TERM LOANS - 0.77%
Basic Materials - 0.07%
Georgia Pacific Corp.
3.2847% due 12/20/2012 (b)	865,720	814,269
Consumer, Non-cyclical - 0.31%
HCA, Inc., Tranche B
3.47% due 11/01/2013 (b)	3,943,234	3,553,290
Financial - 0.39%
DaimlerChrysler Financial Company
4.56% due 08/03/2012 (b)	4,708,576	4,357,396

TOTAL TERM LOANS (Cost $9,371,163)		$8,724,955

REPURCHASE AGREEMENTS - 5.08%
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.09% to be repurchased at $56,200,140 on 07/01/2009, collateralized by $52,708,000 Federal National Mortgage Association, 4.625% due 10/15/2014 (valued at $57,791,160, including interest)	$56,200,000	$56,200,000
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $1,291,000 on 07/01/2009,collateralized by $300,000 Federal National Mortgage Association, 1.00% due 05/18/2011 (valued at $300,375, including interest) and $1,015,000 Federal National Mortgage Association, 1.75% due 04/15/2011 (valued at $1,023,881, including interest)	1,291,000	1,291,000

TOTAL REPURCHASE AGREEMENTS (Cost $57,491,000)		$57,491,000

The accompanying notes are an integral part of the financial statements.

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 0.02%
U.S. Treasury Bills zero coupon due 07/02/2009 ***	$190,000	$190,000

TOTAL SHORT TERM INVESTMENTS (Cost $190,000)		$190,000

Total Investments (Real Return Bond Trust) (Cost $1,730,770,883) - 150.95%		$1,709,638,805
Other assets and liabilities, net - (50.95)%		(577,032,951)

TOTAL NET ASSETS - 100.00%		$1,132,605,854

Schedule of Securities Sold Short

	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 91.85%
Federal Home Loan Mortgage Corp.
5.50%, TBA (b)**	$96,900,000	$100,016,691
5.50%, TBA **	96,900,000	$99,996,255

TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (Proceeds $198,478,629)		$200,012,946

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.15%
Federal National Mortgage Association
5.50%, TBA **	4,000,000	$4,128,125
6.00%, TBA **	6,900,000	$7,239,047
6.50%, TBA **	6,000,000	$6,372,050

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $17,655,148)		$17,739,222

Total Securities Sold Short (Real Return Bond Trust) (Proceeds $216,133,777)		$217,752,168

Short-Term Bond Trust

	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.93%
Federal Home Loan Mortgage Corp. - 1.24%
5.044% due 11/01/2033 (b)	$126,493	$131,166
6.50% due 12/01/2009	173	173
7.00% due 12/01/2010 to 02/01/2014	545,445	568,580
7.50% due 06/01/2012	77,895	81,959
8.00% due 06/01/2010	12,739	13,085
8.50% due 05/01/2015	312,795	340,736

		1,135,699
Federal National Mortgage
Association - 5.35%
3.75% due 01/01/2033 (b)	69,410	70,754
4.688% due 09/01/2033 to 03/01/2035 (b)	245,350	250,780
6.00% due 01/01/2011 to 01/01/2017	945,841	1,008,078
6.50% due 04/01/2017 to 08/01/2017	1,770,778	1,897,774
7.00% due 12/01/2010 to 07/01/2034	1,000,160	1,085,395
7.50% due 08/01/2009 to 07/01/2034	361,495	395,080
8.00% due 07/01/2014	$196,750	$210,463

		4,918,324
Government National Mortgage
Association - 0.34%
8.00% due 12/15/2025	178,700	190,203
8.50% due 11/15/2015	120,321	125,201

		315,404

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,317,779)		$6,369,427

CORPORATE BONDS - 34.97%
Basic Materials - 0.54%
Weyerhaeuser Company 1.61% due 09/24/2009 (b)	500,000	493,645
Communications - 3.29%
Deutsche Telekom International Finance BV
8.50% due 06/15/2010	500,000	525,832
Telecom Italia Capital SA
4.00% due 01/15/2010	500,000	502,397
Time Warner, Inc.
1.15% due 11/13/2009 (b)	1,000,000	997,614
Walt Disney Company, MTN
0.75% due 09/10/2009 (b)	1,000,000	1,000,431

		3,026,274
Consumer, Cyclical - 2.17%
CVS Caremark Corp.
0.9675% due 06/01/2010 (b)	1,000,000	992,909
Home Depot, Inc.
0.7494% due 12/16/2009 (b)	1,000,000	996,950

		1,989,859
Consumer, Non-cyclical - 2.83%
Cargill, Inc.
5.60% due 09/15/2012 (f)	600,000	624,359
UnitedHealth Group, Inc.
0.7888% due 06/21/2010 (b)	2,000,000	1,981,124

		2,605,483
Energy - 2.07%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	350,000	364,884
ONEOK Partners LP
5.90% due 04/01/2012	900,000	923,354
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	620,000	618,690

		1,906,928
Financial - 21.96%
BAC Capital Trust XIII
1.0294% due 03/15/2043 (b)	1,000,000	444,775
Bear Stearns Companies, Inc.
1.2694% due 01/31/2011 (b)	500,000	494,415
Citigroup, Inc.
5.50% due 04/11/2013	1,120,000	1,049,714
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,427,388

The accompanying notes are an integral part of the financial statements.

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Credit Suisse First Boston USA, Inc.
0.865% due 11/20/2009 (b)	$700,000	$699,232
ERP Operating LP
6.625% due 03/15/2012	500,000	514,047
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	500,000	304,725
ING Security Life Institutional Funding
4.25% due 01/15/2010 (f)	895,000	874,775
Janus Capital Group, Inc.
6.125% due 09/15/2011	1,000,000	944,750
Lehman Brothers Holdings, Inc., MTN
5.75% due 04/25/2011 ^	1,000,000	147,500
Merrill Lynch & Company, Inc., MTN
0.4094% due 08/14/2009 (b)	857,000	854,657
PNC Funding Corp.
1.1794% due 01/31/2012 (b)	700,000	644,646
4.50% due 03/10/2010	1,000,000	1,006,764
Rockies Express Pipeline LLC
4.50% due 08/20/2009 (b)(f)	1,500,000	1,500,143
Rouse Company LP
3.625% due 03/15/2049 ^	900,000	567,000
SLM Corp.
4.50% due 07/26/2010	335,000	316,575
The Goldman Sachs Group, Inc.
4.75% due 07/15/2013	1,000,000	1,001,334
USB Capital IX
6.189% due 03/29/2049 (b)	500,000	337,500
Vita Capital III, Ltd., Series B-I
2.3075% due 01/01/2011 (b)(f)	850,000	776,815
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,256,876
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (f)	1,000,000	978,770
Westfield Group
5.40% due 10/01/2012 (f)	2,000,000	1,919,206
Xstrata Finance Dubai, Ltd.
1.27% due 11/13/2009 (b)(f)	1,500,000	1,481,174
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (f)	900,000	650,610

		20,193,391
Industrial - 0.48%
Tyco Electronics Group SA
6.00% due 10/01/2012	450,000	441,911
Utilities - 1.63%
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	1,027,763
Exelon Generation Company, LLC
6.95% due 06/15/2011	445,000	471,234

		1,498,997

TOTAL CORPORATE BONDS (Cost $34,795,393)		$32,156,488

COLLATERALIZED MORTGAGE
OBLIGATIONS - 40.90%
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class XP
0.7836% IO due 07/10/2042	39,034,917	532,226
Banc of America Funding Corp., Series 2005-H, Class 1A1
5.3349% due 11/20/2035 (b)	$1,757,183	$993,464
Banc of America Large Loan, Series 2005-MIB1, Class B
0.5794% due 03/15/2022 (b)(f)	850,000	604,266
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1
5.7606% due 10/25/2036 (b)	4,184,863	2,430,944
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR10, Class X2
0.1615% IO due 12/11/2040	354,129,217	979,203
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-BBA7, Class G
0.7594% due 03/15/2019 (f)	1,000,000	491,945
Bear Stearns Commercial Mortgage Securities, Series 2006-PWR12, Class A1
5.546% due 09/11/2038	1,101,305	1,119,061
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class XP
0.721% IO due 05/10/2043	56,358,277	339,023
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class X2
1.025% IO due 03/10/2039 (f)	26,108,819	330,287
Commercial Mortgage Pass Through Certificates, Series 2005-FL11, Class AJ
0.5194% due 11/15/2017 (b)(f)	454,516	394,968
Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019 (f)	2,700,000	2,184,393
Commercial Mortgage Pass Through Certificates, Series 2006-FL12, Class B
0.4894% due 12/15/2020 (b)(f)	1,698,288	729,062
Countrywide Alternative Loan Trust, Series 2003-3T1, Class A2
4.50% due 05/25/2033	119,265	117,017
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class SVA2
0.5894% due 10/15/2021 (b)(f)	2,000,000	969,894
Credit Suisse Mortgage Capital Certificates, Series 2006-TFLA, Class B
0.5494% due 04/15/2021 (b)(f)	675,000	449,126
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate, Series 2006-HC1A, Class A2
0.5794% due 05/15/2023 (b)(f)	1,000,000	678,265
Crown Castle Towers LLC, Series 2006-1A, Class C
5.4696% due 11/15/2036 (f)	1,500,000	1,470,000
Federal Home Loan Mortgage Corp., Series 2516, Class AX
8.50% due 01/15/2016	69,656	70,093
Federal National Mortgage Association, Series 2001-53, Class GH
8.00% due 09/25/2016	152,654	166,768
First Horizon Alternative Mortgage Securities, Series 2004-AA2, Class 2A1
4.681% due 08/25/2034 (b)	1,451,028	1,015,734
GE Capital Commercial Mortgage Corp, Series 2002-2A, Class A2
4.97% due 08/11/2036	781,957	788,537

The accompanying notes are an integral part of the financial statements.

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Global Tower Partners Acquisition Partners LLC, Series 2007-1A, Class AFX
5.3928% due 05/15/2037 (f)	$2,000,000	$1,900,000
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1
3.34% due 03/25/2036 (b)	1,135,445	437,139
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A3
4.7875% due 11/19/2034 (b)	263,299	162,944
Harborview Mortgage Loan Trust, Series 2005-4, Class 1A
4.5729% due 07/19/2035 (b)	404,096	210,751
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class X2
0.6943% IO due 05/12/2045	97,358,891	1,512,548
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.95% due 05/15/2025	1,213,474	1,233,207
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class XCP
0.3607% IO due 09/15/2040	33,468,804	313,680
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCP
0.6633% IO due 09/15/2039	78,233,553	1,542,077
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2004-LLFA, Class A2
0.4894% due 10/15/2017 (b)(f)	465,889	443,672
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	1,755,614	1,126,306
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 2A1
4.7367% due 03/25/2035 (b)	868,947	448,525
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 1A
3.6144% due 12/25/2032 (b)	28,570	25,401
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	656,350	662,775
MLCC Mortgage Investors, Inc., Series 2003-C, Class B1
0.9638% due 06/25/2028 (b)	533,993	268,150
Morgan Stanley Capital I, Series 2005-HQ5, Class A2
4.809% due 01/14/2042	816,766	824,463
Morgan Stanley Capital I, Series 2005-HQ6,Class A2A
4.882% due 08/13/2042	1,000,000	974,635
Morgan Stanley Capital I, Series 2005-HQ6, Class X2
0.3593% IO due 08/13/2042	32,665,556	396,481
Morgan Stanley Capital I, Series 2007-SRR3,Class A
0.615% due 12/20/2049 (b)(f)	1,000,000	80,000
Morgan Stanley Capital I, Series 2007-SRR3,Class B
0.715% due 12/20/2049 (b)(f)	1,000,000	50,000
Multi Security Asset Trust, Series 2005-RR4A, Class A1
4.38% due 11/28/2035 (f)	1,466,402	1,099,801
Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A2
4.467% due 03/18/2036	$1,225,062	$1,213,537
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036 (f)	2,000,000	1,870,000
Sequoia Mortgage Trust, Series 2004-4, Class A
2.1606% due 05/20/2034 (b)	352,791	245,235
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
4.064% due 10/25/2034 (b)	714,105	524,936
Trapeza CDO LLC Series 2007-12A, Class B
1.7259% due 04/06/2042 (b)(f)	1,500,000	75,000
WAMU Commercial Mortgage Securities Trust, Series 2006-SL1, Class A
5.4196% due 11/23/2043 (f)	923,310	512,299
Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6
5.25% due 02/25/2018	1,016,942	1,012,119
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1
5.3402% due 10/25/2036 (b)	2,632,577	1,587,258

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,518,022)		$37,607,215

ASSET BACKED SECURITIES - 6.97%
Alesco Preferred Funding, Ltd., Series 12A, Class B
1.7313% due 07/15/2037 (b)(f)	310,000	37,200
Alesco Preferred Funding, Ltd., Series 14A, Class B
1.2619% due 09/23/2037 (b)(f)	1,310,000	91,700
Alesco Preferred Funding, Ltd., Series 15A, Class B1
1.2919% due 12/23/2037 (b)(f)	115,000	5,750
American Express Issuance Trust, Series 2008-1,Class A
1.2694% due 12/15/2010 (b)	1,000,000	1,003,373
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(f)	1,000,000	500,000
Anthracite, Ltd., Series 2002-CIBA, Class A
0.765% due 05/24/2017 (b)(f)	660,101	396,060
Anthracite, Ltd., Series 2004-1A, Class A
0.6769% due 03/23/2019 (b)(f)	850,475	433,742
Arbor Realty Mortgage Securities, Series 2006-1A, Class C
1.6919% due 01/26/2042 (b)(f)	365,000	43,800
Arbor Realty Mortgage Securities, Series 2006-1A, Class F
2.1419% due 01/26/2042 (b)(f)	610,000	30,500
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
0.785% due 03/20/2050 (b)(f)	3,000,000	240,000
Cedarwoods Credit CDO, Ltd., Series 2007-2A, Class B
0.6938% due 02/25/2052 (b)(f)	1,000,000	150,000
CPL Transition Funding LLC, Series 2002-1, Class A3
5.56% due 01/15/2012	513,720	521,559
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (f)	690,000	138,000
Crest, Ltd., Series 2002-IGA, Class A
1.5225% due 07/28/2017 (b)(f)	1,392,190	877,080

The accompanying notes are an integral part of the financial statements.

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Crest, Ltd., Series 2003-1A, Class B1
1.6137% due 05/28/2038 (b)(f)	$1,000,000	$310,000
Crystal River Resecuritization, Series 2006-1
5.82% due 09/22/2047	2,100,000	210,000
Equity One ABS, Inc., Series 2004-2, Class AV2
0.5638% due 07/25/2034 (b)	42,960	25,910
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	75,741	70,660
Highland Park CDO, Ltd., Series 2006-1A, Class A2
1.0612% due 11/25/2051 (b)(f)	2,300,000	230,000
Long Beach Mortgage Loan Trust, Series 2004-1, Class M3
1.0137% due 02/25/2034 (b)	400,000	287,885
N-Star Real Estate CDO, Ltd., Series 2006-8A, Class E
1.07% due 02/01/2041 (b)(f)	475,000	14,250
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	682,586	375,156

Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3
5.608% due 05/25/2036	495,270	411,336

TOTAL ASSET BACKED SECURITIES (Cost $20,309,769)		$6,403,961

REPURCHASE AGREEMENTS - 9.71%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $8,929,002 on 07/01/2009,collateralized by $9,085,000Federal Home Loan Bank, 5.648%due 11/27/2037 (valued at $9,107,713, including interest)	$8,929,000	$8,929,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,929,000)		$8,929,000

Total Investments (Short-Term Bond Trust) (Cost $123,869,963) - 99.48%		$91,466,091
Other assets and liabilities, net - 0.52%		481,266

TOTAL NET ASSETS - 100.00%		$91,947,357

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 19.89%
Treasury Inflation-Protected
Securities (d) - 2.46%
2.375% due 04/15/2011	$338,386	$348,432
U.S. Treasury Notes - 17.43%
0.875% due 01/31/2011	350,000	350,192
1.125% due 01/15/2012	400,000	397,438
1.375% due 04/15/2012	225,000	224,174
1.50% due 12/31/2013	845,000	813,906
1.75% due 03/31/2014	$700,000	$677,032

		2,462,742

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,856,715)		$2,811,174

U.S. GOVERNMENT AGENCY OBLIGATIONS - 76.46%
Federal Agricultural Mortgage Corp. - 14.30%
5.50% due 07/15/2011	1,415,000	1,509,480
4.50% due 07/01/2024	500,000	510,644

		2,020,124
Federal Farm Credit Bank - 13.32%
2.125% due 06/18/2012	900,000	902,878
3.875% due 10/07/2013	930,000	978,820

		1,881,698
Federal Home Loan Bank - 11.34%
1.625% due 07/27/2011	950,000	955,227
3.625% due 12/17/2010 to 10/18/2013	625,000	647,121

		1,602,348
Federal Home Loan Mortgage Corp. - 15.77%
1.625% due 04/26/2011	1,365,000	1,375,392
2.25% due 02/02/2012	850,000	853,601

		2,228,993
Federal National Mortgage
Association - 14.61%
1.875% due 04/20/2012	580,000	582,358
2.50% due 05/15/2014	245,000	240,477
2.68% due 12/23/2011	500,000	504,575
3.765% due 07/01/2039 (b)	200,000	202,625
4.253% due 05/01/2034 (b)	296,474	304,899
4.908% due 12/01/2038 (b)	161,034	167,098
4.997% due 04/01/2048 (b)	60,336	62,600

		2,064,632
Tennessee Valley Authority - 7.12%
5.625% due 01/18/2011	940,000	1,005,970

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,766,332)		$10,803,765

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.70%
Federal Home Loan Mortgage Corp., REMICS, Series 2009-3545, Class PA
4.00% due 06/15/2039	375,000	380,859

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $380,859)		$380,859

Total Investments (Short Term Government Income Trust) (Cost $14,003,906) - 99.05%		$13,995,798
Other assets and liabilities, net - 0.95%		134,586

TOTAL NET ASSETS - 100.00%		$14,130,384

The accompanying notes are an integral part of the financial statements.

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 15.39%
Basic Materials - 0.97%
Alcoa, Inc.	65,000	$671,450
E.I. Du Pont de Nemours & Company	58,200	1,491,084
Eli Lilly & Company	52,000	1,801,280
Freeport-McMoRan Copper & Gold, Inc., Class B	3,625	181,649
Huntsman Corp.	45,050	226,601
International Flavors & Fragrances, Inc.	45,500	1,488,760
International Paper Company	126,100	1,907,893
MeadWestvaco Corp.	58,200	955,062
Nucor Corp.	46,800	2,079,324
Weyerhaeuser Company	19,500	593,385

		11,396,488

Communications - 1.70%
AT&T, Inc.	158,365	3,933,787
Cablevision Systems Corp., Class A	62,400	1,211,184
CBS Corp., Class B	49,600	343,232
Cisco Systems, Inc. *	42,500	792,200
eBay, Inc. *	65,000	1,113,450
McGraw-Hill Companies, Inc.	74,800	2,252,228
Qwest Communications International, Inc. (a)	325,200	1,349,580
Sprint Nextel Corp. *	235,450	1,132,514
The New York Times Company, Class A (a)	97,600	537,776
Time Warner, Inc.	104,566	2,634,017
Verizon Communications, Inc.	67,900	2,086,567
Vodafone Group PLC	421,000	813,782
WPP PLC, SADR	67,100	446,288
Yahoo!, Inc. *	91,100	1,426,626

		20,073,231

Consumer, Cyclical - 1.43%
Bed Bath & Beyond, Inc. *	74,421	2,288,446
D.R. Horton, Inc.	39,000	365,040
Genuine Parts Company	26,000	872,560
Harley-Davidson, Inc.	45,500	737,555
Harman International Industries, Inc.	22,800	428,640
Home Depot, Inc.	126,800	2,996,284
Lakes Gaming, Inc. *	23,275	67,730
Macy’s, Inc.	45,500	535,080
Marriott International, Inc., Class A	55,504	1,224,975
Mattel, Inc.	79,400	1,274,370
MGM Mirage, Inc. *	64,200	410,238
Southwest Airlines Company	130,100	875,573
Tiffany & Company (a)	39,000	989,040
Walt Disney Company	84,600	1,973,718
Whirlpool Corp. (a)	42,300	1,800,288

		16,839,537

Consumer, Non-cyclical - 2.01%
Accenture, Ltd., Class A	14,000	468,440
Amgen, Inc. *	26,000	1,376,440
Anheuser-Busch InBev NV	26,000	941,266
Avery Dennison Corp.	42,300	1,086,264
B&G Foods, Inc.	35,900	520,909
Bristol-Myers Squibb Company	78,000	1,584,180
Fortune Brands, Inc.	65,000	2,258,100
H & R Block, Inc.	22,700	391,121
Hershey Company	87,800	3,160,800
Johnson & Johnson	32,500	$1,846,000
Kimberly-Clark Corp.	26,000	1,363,180
Kraft Foods, Inc., Class A	61,800	1,566,012
McCormick & Company, Inc.	26,000	845,780
Merck & Company, Inc. (a)	76,000	2,124,960
Pfizer, Inc. (a)	4,670	70,050
WellPoint, Inc. *	19,500	992,355
Wyeth	67,000	3,041,130

		23,636,987

Energy - 2.58%
Anadarko Petroleum Corp.	39,000	1,770,210
BJ Services Company	35,200	479,776
BP PLC, SADR	48,800	2,326,784
Chevron Corp.	78,000	5,167,500
Complete Production Services, Inc. *	50,000	318,000
ConocoPhillips Company	16,300	685,578
CONSOL Energy, Inc.	18,200	618,072
Duke Energy Corp.	97,620	1,424,276
Entergy Corp.	22,100	1,713,192
Exxon Mobil Corp.	78,000	5,452,980
Murphy Oil Corp.	48,800	2,650,816
Royal Dutch Shell PLC, ADR	74,800	3,754,212
Schlumberger, Ltd.	42,300	2,288,853
Spectra Energy Corp.	49,600	839,232
Sunoco, Inc.	39,100	907,120
Williams Companies, Inc.	230	3,590

		30,400,191

Financial - 3.22%
Allied Irish Banks PLC	80,977	196,829
American Express Company	126,400	2,937,536
Bank of America Corp.	382,386	5,047,495
Bank of New York Mellon Corp.	91,100	2,670,141
Capital One Financial Corp.	45,600	997,728
Chubb Corp.	19,500	777,660
Federal National Mortgage Association	44,683	25,916
JPMorgan Chase & Company	197,400	6,733,314
KeyCorp	114,600	600,504
Legg Mason, Inc.	24,800	604,624
Lincoln National Corp.	76,100	1,309,681
Marsh & McLennan Companies, Inc.	104,100	2,095,533
Marshall & Ilsley Corp. (a)	51,300	246,240
Progressive Corp. *	58,500	883,935
SLM Corp. *	131,000	1,345,370
SunTrust Banks, Inc.	71,500	1,176,175
The Goldman Sachs Group, Inc.	18,400	2,712,896
The Travelers Companies, Inc.	22,800	935,712
U.S. Bancorp	149,600	2,680,832
UBS AG *	63,712	779,500
Weingarten Realty Investors, REIT	1,265	18,355
Wells Fargo & Company	130,100	3,156,226

		37,932,202

Industrial - 1.88%
3M Company	48,800	2,932,880
Black & Decker Corp.	17,700	507,282
Boeing Company	42,300	1,797,750

The accompanying notes are an integral part of the financial statements.

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Cooper Industries, Ltd., Class A	32,500	$1,009,125
Deere & Company	45,500	1,817,725
Eaton Corp.	13,000	579,930
General Cable Corp. *	6,850	257,423
General Electric Company	344,700	4,039,884
Honeywell International, Inc.	42,300	1,328,220
Illinois Tool Works, Inc.	65,000	2,427,100
Masco Corp.	116,300	1,114,154
Norfolk Southern Corp.	6,800	256,156
Pall Corp.	9,300	247,008
United Parcel Service, Inc., Class B	39,000	1,949,610
USG Corp. *	42,500	427,975
Vulcan Materials Company (a)	34,500	1,486,950

		22,179,172
Technology - 0.79%
Analog Devices, Inc.	68,300	1,692,474
Applied Materials, Inc.	55,300	606,641
Computer Sciences Corp. *	39,000	1,727,700
Dell, Inc. *	97,600	1,340,048
Intel Corp.	64,700	1,070,785
Microsoft Corp.	120,300	2,859,531

		9,297,179
Utilities - 0.81%
CenterPoint Energy, Inc.	13,000	144,040
Constellation Energy Group, Inc.	32,500	863,850
FirstEnergy Corp.	19,500	755,625
NiSource, Inc.	119,200	1,389,872
NRG Energy, Inc. *	21,300	552,948
PG&E Corp.	32,500	1,249,300
Pinnacle West Capital Corp.	32,500	979,875
Progress Energy, Inc.	44,350	1,677,761
Teco Energy, Inc. (a)	31,500	375,795
Xcel Energy, Inc.	83,988	1,546,219

		9,535,285

TOTAL COMMON STOCKS (Cost $220,447,773)		$181,290,272

PREFERRED STOCKS - 0.21%

Communications - 0.21%
Crown Castle International Corp., 6.25%	13,050	617,917
Lucent Technologies Capital Trust I, 7.75%	2,875	1,753,750
Spanish Broadcasting System, Series B, 10.75% (e)	288	72,000

		2,443,667
Financial - 0.00%
Federal Home Loan Mortgage Corp., Series Z *	8,000	9,760
Federal National Mortgage Association, Series S *	6,575	8,811

		18,571

TOTAL PREFERRED STOCKS (Cost $3,159,100)		$2,462,238

TERM LOANS - 1.83%

Basic Materials - 0.04%
Domtar Corp.
1.6962% due 03/07/2014 (b)	237,910	222,683
Georgia-Pacific Corp.
2.4243% due 12/20/2012 (b)	$221,412	$208,253

		430,936
Communications - 0.48%
Charter Communications Operating LLC, Tranche B1
6.25% due 03/06/2014 (b)	996,843	897,782
CSC Holdings, Inc.
1.3193% due 07/15/2009 (b)	452,703	430,824
Fairpoint Communications, Inc.
2.813% due 03/31/2014 (b)	750,000	560,625
Local Insight Regatta Holdings, Inc.
7.75% due 04/23/2015	500,000	281,875
Mediacom Broadband LLC
1.75% due 01/31/2015 (b)	246,878	245,489
MetroPCS Wireless, Inc., Series B3
3.045% due 11/03/2013 (b)	248,724	236,257
SBA Communications Corp.
1.969% due 11/01/2010	494,915	440,475
Trilogy International Partners
8.86% due 06/27/2012 (b)	500,000	315,000
Univision Communications, Inc.
5.65% due 09/29/2014 (b)	250,000	185,804
Weather Channel Company
7.25% due 07/25/2015 (b)	248,127	247,971
West Corp.
5.182% due 10/24/2013 (b)	497,462	483,782
Wind Acquisition Finance SA, Series B
3.40% due 12/07/2011 (b)	1,417,282	1,299,175

		5,625,059
Consumer, Cyclical - 0.45%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)	440,892	404,579
Ford Motor Company
5.46% due 12/15/2013 (b)	2,228,841	1,606,996
General Motors Corp.
6.00% due 11/29/2013 (b)	500,000	495,000
Goodyear Tire & Rubber Company
4.54% due 04/30/2014 (b)	250,000	211,339
Harrah’s Entertainment, Inc.
4.092% due 01/28/2015	882,394	644,148
Harrah’s Operating Company, Inc.
5.375% due 12/15/2013	221,016	161,342
Isle of Capri Casinos, Inc.
2.068% due 11/25/2013 (b)	500,000	450,250
Outback, Series B
7.6066% due 05/09/2014 (b)	250,000	178,437
Pinnacle Foods Finance LLC
9.25% due 04/01/2015 (b)	1,239,912	1,100,939

		5,253,030
Consumer, Non-cyclical - 0.32%
Bausch & Lomb, Inc.
3.833% due 04/30/2015 (b)	248,994	227,607
Boston Scientific Corp.
2.339% due 04/21/2011 (b)	205,752	194,821
Community Health Systems, Inc.
2.881% due 07/25/2014 (b)	245,486	220,547

The accompanying notes are an integral part of the financial statements.

77

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
DaVita, Inc.
1.81% due 10/05/2011 (b)	$221,154	$187,981
HCA, Inc.
4.6963% due 11/18/2012 (b)	1,223,722	1,109,381
Healthsouth Corp.
10.00% due 06/10/2013 (b)	219,954	205,264
Iasis Healthcare Corp.
10.605% due 06/16/2011 (b)	598,577	460,904
Michaels Stores, Inc.
2.753% due 10/31/2013 (b)	250,000	197,847
Supervalu, Inc.
3.095% due 06/20/2011	472,222	449,792
Wrigley WM Jr. Company
6.50% due 10/06/2014	493,750	495,034

		3,749,178

Energy - 0.05%
Calpine Corp.
5.725% due 03/29/2014 (b)	247,494	218,551
Hercules Offshore, Inc.
7.36% due 07/11/2013	500,000	435,000

		653,551

Financial - 0.16%
Celanese Holdings LLC
2.942% due 03/30/2014 (b)	247,475	228,639
Fresenius SE
6.75% due 08/22/2014 (b)	248,125	248,870
HUB International Holdings, Inc.
2.870% due 06/13/2014 (b)	247,508	216,157
Nuveen Investments, Inc.
3.309% due 11/09/2014 (b)	1,244,981	963,304
Town Sports International, Inc.
7.125% due 03/01/2014 (b)	245,000	194,775

		1,851,745

Industrial - 0.11%
BE Aerospace, Inc.
5.75% due 07/28/2014 (b)	248,125	245,230
Graham Packaging Company
6.75% due 10/07/2011 (b)	669,976	635,162
Vought Aircraft Industries, Inc.
2.81% due 12/22/2011 (b)	500,000	418,125

		1,298,517

Technology - 0.19%
Dresser, Inc.
6.068% due 05/04/2015 (b)	1,250,000	879,687
First Data Corp.
3.34% due 09/24/2014 (b)	248,737	185,931
Infor Global Solutions
6.56% due 03/15/2014 (b)	500,000	225,000
Invitrogen Corp.
5.25% due 09/15/2015 (b)	248,750	248,483
Palm, Inc.
8.3775% due 04/24/2014 (b)	985,000	723,975

		2,263,076

Utilities - 0.03%
Mirant North America LLC
4.1313% due 01/03/2013 (b)	224,962	210,649
Texas Competitive Electric LLC
3.821% due 10/10/2014 (b)	$247,487	$176,026

		386,675

TOTAL TERM LOANS (Cost $20,946,725)		$21,511,767

U.S. TREASURY OBLIGATIONS - 2.45%
Treasury Inflation-Protected
Securities (d) - 0.25%
1.875% due 07/15/2015	21,924	22,164
2.00% due 01/15/2016	188,001	190,821
1.375% due 07/15/2018	1,438,689	1,394,629
2.00% due 07/15/2014	1,272,566	1,302,393

		2,910,007

U.S. Treasury Bonds - 0.78%
1.75% due 01/15/2028	193,378	182,501
2.625% due 04/30/2016	1,050,000	1,015,219
3.50% due 02/15/2039	610,000	527,461
4.50% due 02/15/2036	500,000	515,078
4.75% due 02/15/2037	2,290,000	2,453,876
5.375% due 02/15/2031	2,145,000	2,462,057
5.50% due 08/15/2028	620,000	716,391
7.875% due 02/15/2021	985,000	1,337,291

		9,209,874

U.S. Treasury Notes - 1.41%
0.875% due 01/31/2011	1,000,000	1,000,550
1.125% due 01/15/2012	725,000	720,356
2.00% due 09/30/2010	1,425,000	1,449,548
2.25% due 05/31/2014	8,460,000	8,347,641
2.75% due 02/15/2019	500,000	468,280
3.125% due 09/30/2013	1,575,000	1,629,386
4.00% due 08/15/2018	1,765,000	1,830,775
4.50% due 04/30/2012	1,020,000	1,103,832

		16,550,368

U.S. Treasury Strips - 0.01%
zero coupon due 05/15/2021	220,000	130,813

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,577,475)		$28,801,062

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.22%

Federal Home Loan Bank - 0.05%
5.25% due 06/18/2014	510,000	562,883

Federal Home Loan Mortgage Corp. - 2.50%
4.125% due 10/18/2010	2,400,000	2,509,637
4.397% due 07/01/2035 (b)	35,330	35,915
4.50% due 11/01/2018 to 04/01/2023	2,920,433	2,993,113
4.616% due 06/01/2038 (b)	244,274	252,404
4.629% due 07/01/2035 (b)	101,988	105,929
4.705% due 02/01/2035 to 07/01/2038 (b)	541,651	559,665
5.00% due 10/01/2018 to 12/01/2035	4,245,603	4,342,785
5.054% due 11/01/2035 (b)	170,440	177,515
5.06% due 03/01/2036 (b)	381,472	397,433
5.125% due 07/15/2012	2,180,000	2,388,430
5.14% due 01/01/2036 (b)	328,724	342,342
5.156% due 09/01/2035 (b)	153,229	159,677
5.265% due 09/01/2032 (b)	5,054	5,226

The accompanying notes are an integral part of the financial statements.

78

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.349% due 01/01/2036 to 05/01/2037 (b)		$1,007,479	$1,051,074
5.398% due 02/01/2038 (b)		431,133	450,652
5.439% due 02/01/2037 (b)		817,005	852,872
5.477% due 06/01/2037 (b)		738,113	769,395
5.50% due 03/01/2018 to 12/01/2034		1,236,817	1,300,064
5.509% due 10/01/2036 (b)		532,329	553,558
5.893% due 02/01/2037 (b)		215,882	226,141
5.984% due 12/01/2036 (b)		559,639	588,146
6.00% due 06/15/2011 to 08/01/2038		5,341,718	5,664,311
5.997% due 11/01/2036 to 01/01/2037 (b)		591,846	621,635
6.016% due 10/01/2036 (b)		624,844	656,672
6.106% due 10/01/2036 (b)		394,938	415,055
6.208% due 08/01/2036 (b)		581,988	611,633
6.50% due 05/01/2017 to 01/01/2036		1,244,990	1,332,804
7.00% due 02/01/2024 to 06/01/2032		32,754	35,699
7.50% due 05/01/2024 to 06/01/2024		3,399	3,731
10.50% due 05/01/2019		150	170

			29,403,683
Federal National Mortgage
Association - 8.11%
3.297% due 07/01/2027 (b)		1,231	1,244
3.505% due 10/01/2033 (b)		77,981	78,790
3.875% due 07/12/2013		2,155,000	2,268,396
4.375% due 09/15/2012 to 10/15/2015		1,185,000	1,257,639
4.50% due 05/01/2019 to 06/01/2039		11,897,024	12,067,779
4.592% due 07/01/2035 (b)		106,945	109,584
4.625% due 10/15/2014		660,000	711,906
4.762% due 11/01/2035 (b)		136,772	139,526
4.788% due 09/01/2035 (b)		500,446	521,044
4.826% due 04/01/2038 (b)		219,525	228,080
4.843% due 05/01/2038 (b)		209,475	217,621
4.859% due 05/01/2038 (b)		449,727	467,393
4.875% due 12/15/2016		350,000	378,383
4.89% due 05/01/2038 (b)		461,301	479,534
4.895% due 08/01/2038 (b)		377,229	391,614
5.00% due 03/01/2018 to 06/01/2036		19,367,158	19,932,706
5.316% due 12/01/2035 (b)		25,164	26,354
5.345% due 12/01/2035 (b)		164,654	172,653
5.41% due 09/01/2037 (b)		221,305	232,234
5.458% due 06/01/2037 (b)		140,300	146,985
5.487% due 01/01/2019 (b)		834	858
5.50% due 07/01/2013 to 09/01/2037		28,333,752	29,441,836
5.52% due 12/01/2035 to 01/01/2037 (b)		291,071	305,159
5.532% due 07/01/2036 (b)		737,224	769,251
5.626% due 12/01/2035 (b)		72,519	76,213
5.806% due 08/01/2037 (b)		255,254	268,256
5.985% due 08/01/2036 to 09/01/2036 (b)		710,675	745,237
6.00% due 05/15/2011 to 09/01/2038		14,845,330	15,662,378
6.037% due 12/01/2036 (b)		334,667	351,714
6.50% due 06/01/2013 to 11/01/2037		7,490,713	8,009,616
7.00% due 12/01/2029 to 04/01/2037		117,319	127,598

			95,587,581
Government National Mortgage
Association - 10.56%
4.00% due 09/15/2018 to 06/20/2039		1,133,855	1,113,187
4.50% due 01/15/2019 to 06/20/2039		$8,494,349	$8,488,030
5.00% due 01/15/2019 to 05/20/2039		25,809,622	26,414,980
5.50% due 02/15/2029 to 06/20/2039		41,229,828	42,798,832
6.00% due 07/20/2012 to 04/20/2039		32,027,589	33,612,253
6.00% TBA **		39,415	42,198
6.50% due 12/15/2014 to 02/20/2039		8,867,337	9,499,443
6.50% TBA **		1,508	1,628
7.00% due 04/15/2017 to 10/20/2036		2,262,037	2,451,777
9.25% due 10/15/2016 to 12/15/2019		4,099	4,597
9.50% due 08/15/2009 to 10/15/2009		97	98
9.75% due 07/15/2017 to 02/15/2021		5,209	5,949
10.25% due 05/15/2020 to 11/15/2020		3,682	4,291
11.75% due 08/15/2013		1,071	1,211
12.00% due 10/15/2010 to 12/15/2012		222	241
12.25% due 03/15/2014 to 07/20/2015		1,362	1,591
12.50% due 06/15/2010		1,382	1,442
12.75% due 12/20/2013 to 11/20/2014		1,149	1,347

			124,443,095

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $241,883,324)			$249,997,242

FOREIGN GOVERNMENT OBLIGATIONS - 12.35%

Argentina - 0.03%
Republic of Argentina
7.00% due 10/03/2015		400,000	199,400
7.875% due 04/11/2011		166,750	141,738

			341,138
Austria - 0.01%
Republic of Austria
6.25% due 07/15/2027	EUR	47,000	78,217
Belgium - 0.17%
Kingdom of Belgium
3.00% due 03/28/2010		930,000	1,325,159
5.00% due 03/28/2035		474,000	703,298

			2,028,457
Brazil - 1.02%
Federative Republic of Brazil
5.875% due 01/15/2019		$550,000	557,321
6.00% due 01/17/2017		350,000	361,413
6.00% due 05/15/2015	BRL	237,000	215,645
7.125% due 01/20/2037		$1,400,000	1,519,000
8.75% due 02/04/2025		475,000	584,250
8.875% due 10/14/2019		450,000	551,250
10.00% due 01/01/2012	BRL	3,400,000	1,694,048
10.00% due 01/01/2014		7,247,000	3,422,788
10.00% due 01/01/2017		4,901,000	2,179,751
11.00% due 08/17/2040		$750,000	977,640

			12,063,106
Canada - 0.18%
Government of Canada
3.50% due 06/01/2013	CAD	416,000	374,162
5.75% due 06/01/2033		522,000	570,630

The accompanying notes are an integral part of the financial statements.

79

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Canada (continued)
Province of Ontario
5.00% due 03/08/2014	CAD	1,224,000	$1,141,614

			2,086,406

Colombia - 0.03%
Republic of Colombia
7.375% due 09/18/2037		$200,000	204,000
7.375% due 09/18/2037		150,000	153,459

			357,459

Denmark - 0.05%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	498,744
7.00% due 11/10/2024		351,000	87,317

			586,061

El Salvador - 0.04%
Republic of El Salvador
7.75% due 01/24/2023		$500,000	495,000

France - 1.10%
Government of France
3.75% due 01/12/2012	EUR	915,000	1,346,504
4.00% due 04/25/2013		1,155,000	1,715,288
4.25% due 10/25/2017		2,890,000	4,250,532
5.50% due 04/25/2029		359,000	578,990
5.50% due 04/25/2010		1,350,000	1,963,578
5.75% due 10/25/2032		1,138,000	1,910,303
Societe Financement de l’Economie Francaise
3.25% due 01/16/2014		803,000	1,140,147

			12,905,342

Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017		$500,000	434,435
8.20% due 12/12/2017		100,000	88,000

			522,435

Germany - 1.22%
Federal Republic of Germany
3.50% due 01/04/2016	EUR	599,000	868,045
3.50% due 07/04/2019		2,000,000	2,832,998
3.75% due 01/04/2019		550,000	797,469
4.00% due 01/04/2037		2,292,000	3,092,826
4.00% due 07/04/2016		302,000	448,783
4.25% due 01/04/2014		842,000	1,270,013
4.50% due 01/04/2013		115,000	173,992
4.75% due 07/04/2028		247,000	367,741
5.00% due 01/04/2012		2,514,000	3,808,869
5.25% due 01/04/2011		480,000	714,935

			14,375,671

Ghana - 0.06%
Republic of Ghana
8.50% due 10/04/2017		$950,000	755,250

Greece - 0.36%
Republic of Greece
3.70% due 07/20/2015	EUR	158,000	219,895
4.60% due 05/20/2013		638,000	939,240
5.25% due 05/18/2012		830,000	1,243,786
Republic of Greece (continued)
6.00% due 05/19/2010	EUR	1,270,000	$1,853,133

			4,256,054

Grenada - 0.02%
Government of Grenada
2.5 due 09/15/2025 (e)		$480,000	170,400

Hungary - 0.01%
Republic of Hungary
6.75% due 02/24/2017	HUF	31,980,000	136,848

Indonesia - 0.29%
Republic of Indonesia
6.625% due 02/17/2037		$100,000	80,899
6.875% due 03/09/2017		208,000	199,116
6.875% due 01/17/2018		1,650,000	1,571,625
7.75% due 01/17/2038		50,000	45,500
7.75% due 01/17/2038		300,000	274,056
9.50% due 06/15/2015	IDR	2,000,000,000	190,042
10.375% due 05/04/2014		$100,000	114,000
11.625% due 03/04/2019		700,000	886,375

			3,361,613

Iraq - 0.19%
Republic of Iraq
5.80% due 01/15/2028		3,607,000	2,281,427

Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	92,000	130,989

Italy - 0.86%
Republic of Italy
4.00% due 02/01/2037		1,470,000	1,715,782
4.25% due 08/01/2014		2,084,000	3,062,961
5.25% due 09/20/2016		$450,000	463,561
5.25% due 08/01/2017	EUR	1,566,000	2,401,697
5.50% due 11/01/2010		1,600,000	2,369,827
7.25% due 11/01/2026		73,000	127,523

			10,141,351
Jamaica - 0.07%
Government of Jamaica
9.00% due 06/02/2015		$185,000	181,300
10.625% due 06/20/2017		585,000	579,150

			760,450
Japan - 3.37%
Government of Japan
1.00% due 12/20/2012	JPY	177,050,000	1,868,901
1.10% due 12/10/2016		264,190,200	2,421,275
1.10% due 09/10/2016		5,025,000	46,262
1.30% due 12/20/2013		587,450,000	6,273,010
1.30% due 03/20/2015		336,000,000	3,578,994
1.40% due 03/21/2011		132,550,000	1,402,628
1.40% due 03/20/2012		187,400,000	1,997,608
1.40% due 03/20/2018		688,750,000	7,271,272
1.40% due 03/10/2018		140,718,000	1,289,227
1.50% due 06/20/2012		503,650,000	5,391,285
1.70% due 09/20/2016		205,550,000	2,239,694
2.00% due 06/20/2022		61,100,000	650,378

The accompanying notes are an integral part of the financial statements.

80

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan (continued)
2.00% due 12/20/2033	JPY	190,450,000	$1,906,368
2.20% due 06/22/2020		50,000,000	557,411
2.30% due 06/20/2028		69,700,000	755,810
3.75% due 03/20/2025		199,200,000	2,085,356

			39,735,479
Malaysia - 0.05%
Government of Malaysia
3.702% due 02/25/2013	MYR	405,000	117,175
3.70% due 05/15/2013		1,437,000	414,641
5.625% due 03/15/2016		$100,000	100,170

			631,986
Mexico - 1.05%
Government of Mexico
5.625% due 01/15/2017		280,000	283,080
5.95% due 03/19/2019		1,400,000	1,414,000
5.95% due 03/19/2019		100,000	101,000
7.50% due 06/03/2027	MXN	7,000,000	475,611
8.00% due 12/17/2015		22,820,000	1,755,658
8.00% due 12/07/2023		1,000,000	72,975
8.00% due 12/19/2013		100,015,000	7,823,785
10.00% due 11/20/2036		5,800,000	486,084

			12,412,193
Netherlands - 0.13%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	863,000	1,288,977
5.50% due 01/15/2028		132,000	211,856

			1,500,833
Peru - 0.07%
Republic of Peru
6.55% due 03/14/2037		$580,000	559,961
8.375% due 05/03/2016		250,000	288,125

			848,086
Poland - 0.17%
Republic of Poland
5.25% due 10/25/2017	PLN	348,000	103,379
5.75% due 04/25/2014		5,011,000	1,572,131
6.25% due 10/24/2015		865,000	275,872

			1,951,382
Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	114,000	170,338
Russia - 0.33%
Government of Russia
7.50% due 03/31/2030		$3,938,880	3,877,827
Serbia - 0.15%
Republic of Serbia
3.75 due 11/01/2024		2,080,000	1,814,800
South Africa - 0.09%
Republic of South Africa
6.50% due 06/02/2014		475,000	497,563
6.875% due 05/27/2019		100,000	102,750
8.00% due 12/21/2018	ZAR	940,000	114,308
13.50% due 09/15/2015	ZAR	1,950,000	$312,963

			1,027,584
South Korea - 0.01%
Republic of Korea
5.75% due 04/16/2014		$146,000	149,606
Spain - 0.17%
Kingdom of Spain
4.40% due 01/31/2015	EUR	528,000	786,051
5.75% due 07/30/2032		735,000	1,162,909

			1,948,960
Sweden - 0.08%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	3,800,000	507,381
5.125% due 03/01/2017		$425,000	430,445

			937,826
Turkey - 0.25%
Republic of Turkey
6.875% due 03/17/2036		800,000	732,000
7.00% due 06/05/2020		428,000	426,930
7.00% due 03/11/2019		200,000	200,500
8.00% due 02/14/2034		250,000	261,500
8.00% due 02/14/2034		188,000	196,458
10.00% due 02/15/2012	TRY	900,000	601,052
14.00% due 09/26/2012		749,000	499,236

			2,917,676
Ukraine - 0.06%
Republic of Ukraine
5.1513% due 08/05/2009 (b)		$500,000	487,500
7.65% due 06/11/2013		300,000	229,500

			717,000
United Kingdom - 0.48%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,265,000	3,675,698
4.50% due 03/07/2013		147,000	256,403
4.75% due 06/07/2010		1,000,000	1,704,970
4.75% due 09/07/2015		33,000	59,763

			5,696,834
Venezuela - 0.08%
Republic of Venezuela
8.50% due 10/08/2014		$136,000	96,560
10.75% due 09/19/2013		1,051,000	858,635

			955,195
Vietnam - 0.03%
Socialist Republic of Vietnam
6.875% due 01/15/2016		300,000	299,269

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $139,694,195)			$145,426,548

CORPORATE BONDS - 34.15%
Basic Materials - 2.06%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		165,000	167,428

The accompanying notes are an integral part of the financial statements.

81

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Allegheny Technologies, Inc.
9.375% due 06/01/2019		$270,000	$286,121
ArcelorMittal
5.375% due 06/01/2013		1,020,000	976,943
Ashland, Inc.
9.125% due 06/01/2017 (f)		350,000	364,000
Barrick Gold Corp.
6.95% due 04/01/2019		115,000	128,801
Barrick Gold Financeco LLC
6.125% due 09/15/2013		1,015,000	1,089,115
Bayer AG, EMTN
5.625% due 05/23/2018	GBP	100,000	167,332
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$178,000	185,923
Biogen Idec, Inc.
6.00% due 03/01/2013		55,000	56,283
Boise Cascade LLC
7.125% due 10/15/2014		541,000	285,377
Cellu Tissue Holdings, Inc.
11.50% due 06/01/2014 (f)		375,000	368,437
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013		70,000	67,947
8.625% due 08/15/2010		180,000	188,743
Clearwater Paper Corp.
10.625% due 06/15/2016		250,000	254,375
Corp Nacional del Cobre de Chile
7.50% due 01/15/2019 (f)		260,000	296,981
Corp Nacional del Cobre de Chile, Series REGS
7.50% due 01/15/2019		140,000	160,101
Domtar Corp.
5.375% due 12/01/2013		150,000	124,500
7.125% due 08/15/2015		425,000	354,875
9.50% due 08/01/2016		50,000	43,000
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		285,000	273,062
Evraz Group SA
8.875% due 04/24/2013		535,000	450,738
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		525,000	530,250
8.375% due 04/01/2017		2,760,000	2,780,700
Georgia-Pacific Corp.
7.00% due 01/15/2015 (f)		375,000	350,625
7.125% due 01/15/2017 (f)		450,000	418,500
8.125% due 05/15/2011		300,000	300,000
Georgia-Pacific LLC
8.25% due 05/01/2016 (f)		550,000	533,500
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		1,150,000	862,500
GTL Trade Finance, Inc.
7.25% due 10/20/2017		125,000	118,238
Huntsman International LLC
7.875% due 11/15/2014		275,000	217,938
11.625% due 10/15/2010		50,000	51,250
International Paper Company
9.375% due 05/15/2019		400,000	407,744
Linde Finance BV
6.50% due 01/29/2016	GBP	70,000	120,599
Lubrizol Corp.
4.625% due 10/01/2009		$275,000	276,476
Lubrizol Corp. (continued)
8.875% due 02/01/2019		$330,000	$383,378
Metals USA Holdings Corp., PIK
8.2075% due 07/01/2012		80,278	48,067
Nalco Company
8.25% due 05/15/2017		550,000	552,750
NewPage Corp.
10.00% due 05/01/2012		350,000	168,000
Novelis, Inc.
7.25% due 02/15/2015		275,000	209,000
Placer Dome, Inc.
6.45% due 10/15/2035		340,000	345,895
Polyone Corp.
8.875% due 05/01/2012		350,000	294,000
Potash Corp. of Saskatchewan, Inc.
5.25% due 05/15/2014		185,000	190,919
Praxair, Inc.
4.375% due 03/31/2014		20,000	20,708
4.625% due 03/30/2015		455,000	470,096
Reliance Steel & Aluminum Company
6.20% due 11/15/2016		650,000	527,172
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013		480,000	483,008
8.95% due 05/01/2014		1,280,000	1,422,395
Rock-Tenn Company
8.20% due 08/15/2011		250,000	253,125
9.25% due 03/15/2016		250,000	254,375
Ryerson, Inc.
12.00% due 11/01/2015		450,000	366,750
Southern Copper Corp.
7.50% due 07/27/2035		250,000	226,018
Steel Capital SA
9.75% due 07/29/2013		250,000	211,250
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	124,600
7.375% due 11/01/2012		500,000	473,750
Teck Resources, Ltd.
9.75% due 05/15/2014 (f)		675,000	698,625
10.25% due 05/15/2016 (f)		700,000	733,250
10.75% due 05/15/2019 (f)		675,000	725,625
Tube City IMS Corp.
9.75% due 02/01/2015		725,000	444,063
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		230,000	231,725
Vale Overseas, Ltd.
6.25% due 01/23/2017		940,000	947,768
6.875% due 11/21/2036		207,000	196,548

			24,261,262
Communications - 6.49%
Affinity Group, Inc.
9.00% due 02/15/2012		325,000	221,000
10.875% due 02/15/2012		48,587	19,435
America Movil SAB de CV
5.625% due 11/15/2017		115,000	112,402
6.375% due 03/01/2035		813,000	770,954
8.46% due 12/18/2036	MXN	1,000,000	55,454
AT&T Broadband Corp.
8.375% due 03/15/2013		$431,000	491,340

The accompanying notes are an integral part of the financial statements.

82

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
AT&T Corp.
7.3 due 11/15/2011 (b)		$165,000	$180,946
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		465,000	501,486
AT&T, Inc.
4.95% due 01/15/2013		450,000	468,003
5.30% due 11/15/2010		175,000	181,687
5.80% due 02/15/2019		1,670,000	1,695,563
6.70% due 11/15/2013		490,000	538,129
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (f)		560,000	559,178
9.50% due 11/15/2018 (f)		590,000	705,175
British Telecommunications PLC
5.15% due 01/15/2013		725,000	722,499
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	137,784
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$450,000	355,500
BSKYB Finance UK PLC
5.75% due 10/20/2017	GBP	115,000	188,248
Cablemas SA de CV, Series REGS
9.375% due 11/15/2015		$200,000	208,500
CC Holdings GS V LLC
7.75% due 05/01/2017 (f)		900,000	877,500
Centennial Communications Corp.
6.9575% due 01/01/2013 (b)(f)		225,000	223,875
10.00% due 01/01/2013		500,000	527,500
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (f)		400,000	414,000
Cincinnati Bell, Inc.
7.00% due 02/15/2015		475,000	425,125
Cisco Systems, Inc.
5.25% due 02/22/2011		200,000	210,888
Citizens Communications Company
6.25% due 01/15/2013		250,000	230,000
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	237,738
Comcast Corp.
5.70% due 05/15/2018		420,000	422,257
Cox Communications, Inc.
6.25% due 06/01/2018 (f)		465,000	459,666
7.125% due 10/01/2012		199,000	213,916
7.875% due 09/15/2010 (f)		250,000	258,962
8.375% due 03/01/2039		255,000	284,321
9.375% due 01/15/2019 (f)		335,000	403,384
Cricket Communications, Inc.
7.75% due 05/15/2016 (f)		500,000	481,250
9.375% due 11/01/2014		750,000	738,750
10.00% due 07/15/2015		175,000	173,687
Crown Castle International Corp.
9.00% due 01/15/2015		1,600,000	1,628,000
CSC Holdings, Inc.
7.625% due 07/15/2018		350,000	324,187
8.50% due 04/15/2014 (f)		975,000	966,469
8.625% due 02/15/2019 (f)		225,000	218,812
CSC Holdings, Inc., Series B
7.625% due 04/01/2011		525,000	519,750
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	35,000	55,578
8.50% due 06/15/2010		$535,000	$562,641
Deutsche Telekom International Finance BV, EMTN
4.50% due 10/25/2013	EUR	100,000	145,002
7.125% due 09/26/2012	GBP	200,000	353,530
Digicel Group, Ltd.
8.875% due 01/15/2015 (f)		$1,450,000	1,203,500
8.875% due 01/15/2015		145,000	120,350
Digicel SA
12.00% due 04/01/2014 (f)		150,000	148,500
DirecTV Holdings LLC
5.25% due 05/15/2016		325,000	316,062
6.375% due 06/15/2015		275,000	254,375
8.375% due 03/15/2013		775,000	776,937
EchoStar DBS Corp.
6.625% due 10/01/2014		900,000	830,250
7.75% due 05/31/2015		125,000	119,062
France Telecom SA
7.75% due 03/01/2011		635,000	686,773
France Telecom SA, EMTN
7.25% due 01/28/2013	EUR	80,000	126,678
Frontier Communications Corp.
8.25% due 05/01/2014		$700,000	661,500
GC Impsat Holdings I PLC
9.875% due 02/15/2017		750,000	645,000
GCI, Inc.
7.25% due 02/15/2014		475,000	433,437
Grupo Televisa SA
6.00% due 05/15/2018		150,000	141,422
Historic TW, Inc.
6.875% due 06/15/2018		1,495,000	1,510,200
HSN, Inc.
11.25% due 08/01/2016 (f)		150,000	138,187
Hughes Network Systems LLC
9.50% due 04/15/2014 (f)		350,000	341,250
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016		400,000	408,000
11.50% due 02/04/2017 (f)		475,000	370,500
Intelsat Corp.
9.25% due 06/15/2016 (f)		625,000	598,437
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (f)		325,000	312,000
8.875% due 01/15/2015		325,000	289,376
Interpublic Group Companies, Inc.
10.00% due 07/15/2017 (f)		400,000	406,000
iPCS, Inc.
3.1525% due 05/01/2013 (b)(f)		675,000	533,250
5.0275% due 05/01/2014 (b)		475,000	313,500
ITV PLC, EMTN
6.00% due 10/03/2011	EUR	60,000	78,428
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	386,719
KONINKLIJKE KPN NV, EMTN
5.75% due 03/18/2016	GBP	105,000	174,924
KONINKLIJKE KPN NV, MTN, Series G
4.75% due 01/17/2017	EUR	50,000	69,669
Lamar Media Corp.
6.625% due 08/15/2015 (a)		$525,000	459,375

The accompanying notes are an integral part of the financial statements.

83

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Lamar Media Corp. (continued)
9.75% due 04/01/2014		$325,000	$335,969
Lamar Media Corp., Series C
6.625% due 08/15/2015		300,000	253,500
Level 3 Financing, Inc.
9.25% due 11/01/2014		575,000	471,500
Local Insight Regatta Holdings, Inc.
11.00% due 12/01/2017		800,000	212,000
Mediacom Broadband LLC
8.50% due 10/15/2015		550,000	495,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,550,000	1,540,313
9.25% due 11/01/2014 (f)		525,000	519,750
Millicom International Cellular SA
10.00% due 12/01/2013		171,000	173,351
Motorola, Inc.
8.00% due 11/01/2011		375,000	377,512
News America, Inc.
6.15% due 03/01/2037		1,650,000	1,399,416
6.20% due 12/15/2034		190,000	162,202
6.40% due 12/15/2035		450,000	393,856
Nexstar Broadcasting, Inc., PIK
7.00% due 01/15/2014 (f)		335,980	95,754
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		207,734	75,303
Nextel Communications, Inc.
6.875% due 10/31/2013		525,000	434,437
Nextel Communications, Inc., Series D
7.375% due 08/01/2015		300,000	239,250
Nielsen Finance LLC
zero coupon due 08/01/2016		1,025,000	658,562
10.00% due 08/01/2014		250,000	236,562
11.50% due 05/01/2016 (f)		225,000	218,813
11.625% due 02/01/2014 (f)		525,000	521,063
Nokia OYJ
5.375% due 05/15/2019		210,000	212,464
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (f)	EUR	100,000	136,778
8.875% due 05/01/2016 (f)		$875,000	844,375
Omnicom Group, Inc.
6.25% due 07/15/2019		540,000	529,751
Orascom Telecom Finance
7.875% due 02/08/2014 (f)		250,000	211,250
7.875% due 02/08/2014 (f)		110,000	92,950
7.875% due 02/08/2014		145,000	121,800
OTE PLC, GMTN
4.625% due 05/20/2016	EUR	150,000	201,855
Paetec Holding Corp.
8.875% due 06/30/2017 (f)		$475,000	457,188
9.50% due 07/15/2015		450,000	390,375
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		325,000	296,563
Qwest Corp.
3.8794% due 06/15/2013 (b)		125,000	111,719
7.50% due 10/01/2014		175,000	166,906
8.375% due 05/01/2016 (f)		550,000	530,750
8.875% due 03/15/2012		275,000	277,063
Rogers Cable, Inc.
5.50% due 03/15/2014		140,000	145,205
6.25% due 06/15/2013		$450,000	$477,172
Rogers Communications, Inc.
6.80% due 08/15/2018		900,000	964,823
7.50% due 03/15/2015		160,000	174,047
Rogers Wireless, Inc.
6.375% due 03/01/2014		405,000	434,108
7.625% due 12/15/2011	CAD	37,000	34,726
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	114,304
SBA Communications Corp.
4.00% due 10/01/2014 (f)		$423,000	425,115
SBC Communications, Inc.
6.45% due 06/15/2034		385,000	379,675
Shaw Communications, Inc.
8.25% due 04/11/2010		100,000	102,750
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		725,000	485,750
Sirius XM Radio, Inc.
9.625% due 08/01/2013		375,000	276,563
13.00% due 08/01/2013 (f)		1,400,000	1,139,250
Sprint Capital Corp.
6.875% due 11/15/2028		700,000	497,000
7.625% due 01/30/2011		665,000	657,519
8.375% due 03/15/2012		525,000	517,125
8.75% due 03/15/2032		1,250,000	1,006,250
Sprint Nextel Corp.
1.0013% due 06/28/2010 (b)		145,000	136,713
6.00% due 12/01/2016		1,075,000	878,813
Sun Media Corp.
7.625% due 02/15/2013		225,000	147,938
Telecom Italia Capital SA
4.00% due 01/15/2010		355,000	356,702
5.25% due 11/15/2013		1,180,000	1,157,094
6.175% due 06/18/2014		465,000	470,243
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	100,000	149,307
Telecom Italia SpA, EMTN
7.875% due 01/22/2014		50,000	77,788
8.25% due 03/21/2016		135,000	213,744
Telefonica Emisiones SAU
5.855% due 02/04/2013		$50,000	52,707
5.877% due 07/15/2019		440,000	453,637
5.984% due 06/20/2011		180,000	189,525
6.221% due 07/03/2017		305,000	322,679
Telekom Finanzmanagement GmbH
6.375% due 01/29/2016	EUR	95,000	137,749
Telemar Norte Leste SA, Series REGS
9.50% due 04/23/2019		$150,000	165,375
Telesat Canada
11.00% due 11/01/2015 (f)		925,000	948,125
12.50% due 11/01/2017		375,000	369,375
TELUS Corp.
5.95% due 04/15/2015	CAD	37,000	33,616
Terremark Worldwide, Inc.
12.00% due 06/15/2017 (f)		$325,000	312,000
Thomson Reuters Corp.
5.20% due 12/01/2014	CAD	42,000	37,984
5.95% due 07/15/2013		$200,000	204,595

The accompanying notes are an integral part of the financial statements.

84

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Thomson Reuters Corp. (continued)
6.50% due 07/15/2018		$355,000	$369,456
Time Warner Cable, Inc.
5.40% due 07/02/2012		825,000	852,720
7.30% due 07/01/2038		1,200,000	1,250,071
7.50% due 04/01/2014		45,000	49,572
8.25% due 02/14/2014		690,000	773,417
Time Warner, Inc.
1.15% due 11/13/2009 (b)		350,000	349,165
5.50% due 11/15/2011		595,000	614,444
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (f)		375,000	273,750
10.50% due 01/15/2015 (f)		225,000	182,250
Univision Communications, Inc.
7.85% due 07/15/2011		625,000	615,625
9.75% due 03/15/2015 (f)		1,300,000	757,250
12.00% due 07/01/2014 (f)		400,000	393,000
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		200,000	196,000
Verizon Communications, Inc.
4.35% due 02/15/2013		725,000	740,561
5.25% due 04/15/2013		325,000	341,081
6.35% due 04/01/2019		155,000	161,245
6.90% due 04/15/2038		280,000	292,097
8.75% due 11/01/2018		480,000	568,550
Verizon Global Funding Corp.
6.875% due 06/15/2012		50,000	54,938
7.25% due 12/01/2010		95,000	101,150
7.75% due 12/01/2030		320,000	357,370
Verizon Wireless Capital LLC
3.75% due 05/20/2011 (f)		300,000	306,142
5.55% due 02/01/2014 (f)		715,000	759,064
7.375% due 11/15/2013 (f)		470,000	525,699
8.50% due 11/15/2018 (f)		760,000	908,271
8.75% due 12/18/2015	EUR	50,000	83,961
Viacom, Inc.
5.75% due 04/30/2011		$85,000	87,020
Videotron Ltee
6.375% due 12/15/2015		150,000	134,438
6.875% due 01/15/2014		485,000	448,625
9.125% due 04/15/2018 (f)		125,000	127,031
9.125% due 04/15/2018		50,000	50,813
VIP Finance Ireland, Ltd.
9.125% due 04/30/2018		200,000	172,250
Vivendi
5.75% due 04/04/2013 (f)		435,000	437,746
Vivendi, EMTN
7.75% due 01/23/2014	EUR	100,000	154,887
Vodafone Group PLC
5.625% due 02/27/2017		$275,000	279,310
Vodafone Group PLC, EMTN
4.75% due 06/14/2016	EUR	70,000	97,762
West Corp.
9.50% due 10/15/2014 (f)		$450,000	393,750
Wind Acquisition Finance SA
10.75% due 12/01/2015 (f)		725,000	725,000
Windstream Corp.
8.125% due 08/01/2013		125,000	120,938
8.625% due 08/01/2016		$700,000	$670,250
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (f)		275,000	272,938

			76,416,330
Consumer, Cyclical - 2.93%
ACE Hardware Corp.
9.125% due 06/01/2016 (f)		1,175,000	1,154,437
Air Jamaica, Ltd.
9.375% due 07/08/2015		46,429	41,321
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015		83,571	74,379
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)		1,075,000	752,500
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)		550,000	517,000
American Airlines Pass Through Trust, Series 01-2
7.858% due 10/01/2011		700,000	656,250
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	22,875
7.25% due 05/20/2015		825,000	773,437
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (f)		500,000	510,000
Burlington Coat Factory Warehouse Corp.
11.125% due 04/15/2014		550,000	437,250
Centex Corp.
5.45% due 08/15/2012		55,000	51,837
Cinemark USA, Inc.
8.625% due 06/15/2019 (f)		350,000	344,750
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		400,000	228,000
Continental Airlines, Inc.
9.00% due 07/08/2016		190,000	190,000
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		475,000	28,500
Costco Wholesale Corp.
5.30% due 03/15/2012		175,000	188,076
Couche-Tard US LP
7.50% due 12/15/2013		650,000	633,750
CVS Caremark Corp.
2.15% due 09/10/2010 (b)		540,000	541,440
6.60% due 03/15/2019		265,000	283,154
D.R. Horton, Inc., Series DHI
2.00% due 05/15/2014		287,000	274,085
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013		730,000	742,071
7.20% due 09/01/2009		180,000	180,807
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	139,595
DaimlerChrysler N.A. Holding Corp., MTN
1.4662% due 08/03/2009 (b)		$660,000	658,000
Delta Air Lines, Inc., Series 00A2
7.57% due 11/18/2010		675,000	644,625
Delta Airlines, Inc.
6.821% due 08/10/2022		117,983	97,926
Dollar General Corp., PIK
11.875% due 07/15/2017		825,000	891,000

The accompanying notes are an integral part of the financial statements.

85

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Dollarama Group LP
8.875% due 08/15/2012		$225,000	$217,687
Federated Retail Holdings, Inc.
5.35% due 03/15/2012		785,000	714,516
Ferrellgas Escrow LLC
6.75% due 05/01/2014		275,000	237,875
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	65,197
Gaylord Entertainment Company
6.75% due 11/15/2014		$800,000	598,000
8.00% due 11/15/2013		300,000	255,750
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		638,000	628,430
10.50% due 05/15/2016		1,475,000	1,489,750
GSC Holdings Corp.
8.00% due 10/01/2012		500,000	503,750
Harrah’s Operating Company, Inc.
10.00% due 12/15/2015 (f)		150,000	91,500
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (f)		675,000	637,875
Home Depot, Inc.
3.75% due 09/15/2009		100,000	100,251
5.20% due 03/01/2011		165,000	170,794
5.40% due 03/01/2016		220,000	219,609
Inergy LP/Inergy Finance Corp.
8.75% due 03/01/2015		450,000	439,875
INVISTA
9.25% due 05/01/2012 (f)		850,000	801,125
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		335,000	269,675
JC Penney Company, Inc.
9.00% due 08/01/2012		370,000	376,888
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013		400,000	346,000
Lennar Corp., Series B
5.60% due 05/31/2015		65,000	51,187
5.95% due 10/17/2011		25,000	23,250
Leslie’s Poolmart
7.75% due 02/01/2013		275,000	261,937
Limited Brands, Inc.
6.90% due 07/15/2017		25,000	21,633
8.50% due 06/15/2019 (f)		350,000	335,331
Lions Gate Entertainment Corp.
2.9375% due 10/15/2024		194,000	155,200
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (f)		50,000	21,000
Macys Retail Holdings, Inc.
10.625% due 11/01/2010		475,000	484,236
McDonald’s Corp.
5.30% due 03/15/2017		205,000	215,073
5.70% due 02/01/2039		175,000	173,262
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		55,000	51,679
MGM Mirage, Inc.
8.50% due 09/15/2010		550,000	499,125
10.375% due 05/15/2014 (f)		75,000	77,813
11.125% due 11/15/2017 (f)		600,000	644,250
13.00% due 11/15/2013 (f)		525,000	574,875
Mobile Services Group, Inc.
9.75% due 08/01/2014		$550,000	$526,625
Nebraska Book Company, Inc.
8.625% due 03/15/2012		625,000	450,000
Nordstrom, Inc.
6.75% due 06/01/2014		100,000	103,951
NVR, Inc.
5.00% due 06/15/2010		100,000	99,548
O’Charleys, Inc.
9.00% due 11/01/2013		225,000	195,750
OSI Restaurant Partners, Inc.
10.00% due 06/15/2015		250,000	170,625
Penn National Gaming, Inc.
6.75% due 03/01/2015		450,000	409,500
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		525,000	448,875
8.25% due 03/15/2012		525,000	522,375
Pokagon Gaming Authority
10.375% due 06/15/2014 (f)		650,000	637,000
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	63,548
Pulte Homes, Inc.
5.20% due 02/15/2015		$75,000	62,625
Rite Aid Corp.
9.75% due 06/12/2016 (f)		175,000	175,000
10.375% due 07/15/2016		225,000	202,500
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	87,375
Ryland Group, Inc.
5.375% due 01/15/2015		25,000	21,625
Sears Roebuck Acceptance
6.75% due 08/15/2011		175,000	171,500
7.00% due 02/01/2011		225,000	218,250
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (f)		925,000	555,000
Southwest Airlines Company
6.50% due 03/01/2012		160,000	165,821
Speedway Motorsports, Inc.
6.75% due 06/01/2013		180,000	172,800
8.75% due 06/01/2016 (f)		200,000	202,500
Staples, Inc.
9.75% due 01/15/2014		275,000	307,156
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014		625,000	587,500
Target Corp.
5.875% due 07/15/2016		415,000	449,275
7.50% due 08/15/2010		150,000	158,931
Tenneco Automotive, Inc.
8.625% due 11/15/2014		825,000	594,000
Tenneco, Inc.
8.125% due 11/15/2015		375,000	296,250
The Pantry, Inc.
7.75% due 02/15/2014		575,000	508,875
TJX Companies, Inc.
6.95% due 04/15/2019		50,000	55,708
TRW Automotive, Inc.
7.00% due 03/15/2014 (f)		125,000	90,000
United Components, Inc.
9.375% due 06/15/2013		250,000	158,750

The accompanying notes are an integral part of the financial statements.

86

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Volvo Treasury AB, EMTN
9.875% due 02/27/2014	EUR	50,000	$74,156
Walgreen Company
4.875% due 08/01/2013		$225,000	238,739
Wal-Mart Stores, Inc.
4.125% due 02/01/2019		505,000	491,488
6.875% due 08/10/2009		310,000	311,890
Wendy’s/Arby’s Restaurants LLC
10.00% due 07/15/2016 (f)		450,000	430,313
Whirlpool Corp.
6.125% due 06/15/2011		135,000	132,178
Wynn Las Vegas LLC
6.625% due 12/01/2014		1,375,000	1,210,000

			34,569,465
Consumer, Non-cyclical - 3.82%
Abbott Laboratories
5.125% due 04/01/2019		500,000	514,815
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	100,000	162,875
Alliance One International, Inc.
10.00% due 07/15/2016 (f)		$300,000	284,250
12.75% due 11/15/2012		275,000	289,437
Altria Group, Inc.
8.50% due 11/10/2013		915,000	1,040,104
9.25% due 08/06/2019		370,000	415,477
Amgen, Inc.
6.40% due 02/01/2039		195,000	207,413
Anheuser-Busch InBev NV
7.20% due 01/15/2014		1,220,000	1,311,649
Anheuser-Busch InBev NV, EMTN
8.625% due 01/30/2017	EUR	100,000	163,024
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014 (f)		$630,000	635,619
Aramark Corp.
4.5275% due 02/01/2015 (b)		300,000	243,750
5.00% due 06/01/2012		400,000	362,000
AstraZeneca PLC
5.40% due 06/01/2014		50,000	54,108
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	55,000	81,787
Autoroutes du Sud de la France, EMTN
7.375% due 03/20/2019		50,000	76,035
Aventis SA, EMTN
4.25% due 09/15/2010		54,000	77,840
B&G Foods, Inc.
8.00% due 10/01/2011		$475,000	471,437
BAT International Finance PLC
8.125% due 11/15/2013 (f)		1,155,000	1,254,305
BAT International Finance PLC, EMTN
5.375% due 06/29/2017	EUR	180,000	254,998
Bausch & Lomb, Inc.
9.875% due 11/01/2015		$250,000	238,750
Baxter International, Inc.
4.00% due 03/01/2014		275,000	277,782
Biomet, Inc.
11.625% due 10/15/2017		1,250,000	1,225,000
Boston Scientific Corp.
6.00% due 06/15/2011		150,000	149,625
Bottling Group LLC
6.95% due 03/15/2014		$225,000	$256,630
Bunge, Ltd.
5.90% due 04/01/2017		870,000	796,266
Bunge, Ltd. Finance Corp.
8.50% due 06/15/2019		260,000	271,870
Cardinal Health, Inc.
1.4619% due 10/02/2009 (b)		250,000	249,029
Cargill, Inc.
7.35% due 03/06/2019 (f)		250,000	265,597
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	69,153
6.375% due 04/04/2013		50,000	73,683
Centene Corp.
7.25% due 04/01/2014		$450,000	412,875
Coca-Cola Company
4.875% due 03/15/2019		445,000	457,254
Coca-Cola Enterprises, Inc.
4.25% due 03/01/2015		1,020,000	1,031,521
Community Health Systems, Inc.
8.875% due 07/15/2015		1,000,000	980,000
CRC Health Corp.
10.75% due 02/01/2016		100,000	67,000
DaVita, Inc.
6.625% due 03/15/2013		525,000	494,812
7.25% due 03/15/2015		825,000	775,500
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	71,545
6.50% due 06/15/2017		$285,000	291,034
Deluxe Corp.
7.375% due 06/01/2015		650,000	520,000
Diageo Capital PLC
7.375% due 01/15/2014		375,000	424,296
Dole Food Company, Inc.
13.875% due 03/15/2014 (f)		375,000	412,500
Education Management Corp.
8.75% due 06/01/2014		325,000	315,250
10.25% due 06/01/2016		375,000	366,562
Eli Lilly & Company
4.20% due 03/06/2014		170,000	175,025
5.55% due 03/15/2037		205,000	207,100
ERAC USA Finance Company
5.60% due 05/01/2015 (f)		205,000	186,574
7.95% due 12/15/2009 (f)		360,000	358,348
Express Scripts, Inc.
5.25% due 06/15/2012		475,000	490,748
6.25% due 06/15/2014		385,000	407,372
FTI Consulting, Inc.
7.625% due 06/15/2013		350,000	340,375
7.75% due 10/01/2016		675,000	644,625
Genentech, Inc.
4.40% due 07/15/2010		360,000	370,362
4.75% due 07/15/2015		140,000	144,648
General Mills, Inc.
5.25% due 08/15/2013		390,000	411,915
5.65% due 02/15/2019		185,000	193,355
General Mills, Inc., Series MTN
11.973% due 10/15/2010		280,000	297,963

The accompanying notes are an integral part of the financial statements.

87

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
GlaxoSmithKline Capital PLC, EMTN
5.125% due 12/13/2012	EUR	50,000	$74,883
5.625% due 12/13/2017		100,000	149,518
Greater Toronto Airports Authority, MTN
6.25% due 12/13/2012	CAD	50,000	46,999
6.47% due 02/02/2034		42,000	37,195
H&E Equipment Services, Inc.
8.375% due 07/15/2016		$625,000	501,562
HCA, Inc.
8.50% due 04/15/2019 (f)		200,000	196,000
9.25% due 11/15/2016		2,450,000	2,413,250
HCA, Inc., PIK
9.625% due 11/15/2016		184,000	182,160
Health Management Associates, Inc.
3.70% due 08/16/2020		238,968	210,030
6.125% due 04/15/2016		725,000	621,687
Healthsouth Corp.
10.75% due 06/15/2016		450,000	452,250
Heineken NV, EMTN
7.25% due 03/10/2015	GBP	40,000	68,147
Hertz Corp.
10.50% due 01/01/2016		$625,000	556,250
Highmark, Inc.
6.80% due 08/15/2013 (f)		185,000	171,281
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	100,000	135,129
6.875% due 06/13/2012	GBP	47,000	80,187
7.25% due 09/15/2014	EUR	50,000	74,982
Ingles Markets, Inc.
8.875% due 05/15/2017 (f)		$500,000	492,500
iPayment, Inc.
9.75% due 05/15/2014		425,000	229,500
JBS SA
9.375% due 02/07/2011		100,000	96,500
JBS USA LLC
11.625% due 05/01/2014		475,000	448,875
Johnson & Johnson
4.75% due 11/06/2019	EUR	50,000	72,426
Kellogg Company
4.25% due 03/06/2013		$770,000	792,670
Kraft Foods, Inc., EMTN
6.25% due 03/20/2015	EUR	50,000	75,080
Kroger Company
6.15% due 01/15/2020		$140,000	143,043
6.80% due 04/01/2011		330,000	349,358
7.50% due 01/15/2014		142,000	158,894
8.05% due 02/01/2010		420,000	431,681
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	499,406
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	60,781
McCormick & Company, Inc.
5.80% due 07/15/2011		$120,000	125,597
Medtronic, Inc., Series B
4.375% due 09/15/2010		125,000	127,871
4.75% due 09/15/2015		360,000	378,635
Merck KGAA
4.75% due 11/26/2010	EUR	50,000	72,428
Molson Coors Capital Finance ULC
5.00% due 09/22/2015	CAD	47,000	$40,382
Omnicare, Inc.
6.75% due 12/15/2013		$175,000	157,500
6.875% due 12/15/2015		50,000	45,125
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	30,000
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	42,763
PepsiCo, Inc.
4.65% due 02/15/2013		295,000	309,692
Philip Morris International, Inc., GMTN
5.625% due 09/06/2011	EUR	100,000	147,912
Procter & Gamble Company
4.60% due 01/15/2014		$250,000	262,921
4.95% due 08/15/2014		370,000	396,111
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	63,500
Reynolds American, Inc.
7.25% due 06/01/2013		$240,000	246,805
Roche Holdings, Inc.
5.00% due 03/01/2014		245,000	256,247
RSC Equipment Rental, Inc.
10.00% due 07/15/2017 (f)		450,000	450,000
SABMiller PLC
6.20% due 07/01/2011 (f)		375,000	395,440
Safeway, Inc.
6.25% due 03/15/2014		110,000	118,046
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (f)		475,000	332,500
SUPERVALU, Inc.
8.00% due 05/01/2016		475,000	460,750
Symbion, Inc.
11.00% due 08/23/2015		298,757	195,686
Sysco Corp.
5.25% due 02/12/2018		115,000	116,853
5.375% due 03/17/2019		50,000	51,357
Tenet Healthcare Corp.
6.50% due 06/01/2012		225,000	222,928
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	110,000	183,921
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		$365,000	377,533
Ticketmaster
10.75% due 07/28/2016 (f)		325,000	289,250
Tyson Foods, Inc.
8.25% due 10/01/2011		500,000	512,489
10.50% due 03/01/2014 (f)		750,000	813,750
U.S. Oncology Holdings, Inc., PIK
6.9037% due 03/15/2012		404,000	340,370
U.S. Oncology, Inc.
9.125% due 08/15/2017 (f)		400,000	397,000
United Rentals North America, Inc.
10.875% due 06/15/2016 (f)		675,000	648,000
United Surgical Partners International, Inc.
8.875% due 05/01/2017		475,000	432,250
Universal Hospital Services, Inc.
4.635% due 06/01/2015 (b)		200,000	161,000

The accompanying notes are an integral part of the financial statements.

88

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015		$100,000	$94,250
US Oncology, Inc.
10.75% due 08/15/2014		200,000	198,000
Valassis Communications, Inc.
8.25% due 03/01/2015		700,000	504,875
Valeant Pharmaceuticals
8.375% due 06/15/2016 (f)		250,000	248,125
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		500,000	478,750
Visant Holding Corp.
10.25 due 12/01/2013		525,000	521,062
WellPoint, Inc.
5.00% due 01/15/2011		415,000	425,497
6.00% due 02/15/2014		280,000	285,153
Wyeth
5.95% due 04/01/2037		205,000	212,078
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		450,000	379,125

			44,994,618
Diversified - 0.02%
JSG Funding PLC
7.75% due 04/01/2015		250,000	193,125
Energy - 4.21%
Amerada Hess Corp.
7.375% due 10/01/2009		65,000	65,564
Berry Petroleum Company
10.25% due 06/01/2014		375,000	378,750
Bill Barrett Corp.
5.00% due 03/15/2028		302,000	273,687
9.875% due 07/15/2016		425,000	421,812
Boardwalk Pipelines LLC
5.50% due 02/01/2017		320,000	301,970
Buckeye Partners LP
6.05% due 01/15/2018		145,000	131,758
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013		275,000	279,845
6.25% due 03/15/2038		240,000	239,559
6.45% due 06/30/2033		65,000	65,291
Canadian Natural Resources, Ltd., MTN
4.50% due 01/23/2013	CAD	47,000	41,335
Chesapeake Energy Corp.
6.375% due 06/15/2015		$25,000	22,250
9.50% due 02/15/2015		1,400,000	1,410,500
Chevron Corp.
3.45% due 03/03/2012		575,000	593,111
4.95% due 03/03/2019		365,000	377,152
Cimarex Energy Company
7.125% due 05/01/2017		75,000	66,000
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	91,750
7.75% due 05/15/2017		1,750,000	1,592,500
Complete Production Services, Inc.
8.00% due 12/15/2016		1,450,000	1,239,750
Compton Petroleum Finance Corp.
7.625% due 12/01/2013		600,000	333,000
Connacher Oil and Gas, Ltd.
10.25% due 12/15/2015 (f)		1,375,000	831,875
11.75% due 07/15/2014 (f)		$275,000	$264,687
Conoco Funding Company
6.35% due 10/15/2011		75,000	81,854
ConocoPhillips Company
5.30% due 04/15/2012		480,000	511,200
5.75% due 02/01/2019		900,000	948,938
Copano Energy LLC
8.125% due 03/01/2016		600,000	564,000
DCP Midstream LLC
9.70% due 12/01/2013 (f)		150,000	165,351
Denbury Resources, Inc.
9.75% due 03/01/2016		450,000	462,375
Devon Energy Corp.
5.625% due 01/15/2014		400,000	421,410
Devon Financing Corp.
6.875% due 09/30/2011		540,000	586,489
7.875% due 09/30/2031		405,000	476,891
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		220,000	216,356
5.15% due 09/01/2014		375,000	381,676
5.875% due 05/01/2019		200,000	203,792
Duke Capital Corp.
7.50% due 10/01/2009		110,000	111,243
Duke Capital Corp., Series B
6.75% due 07/15/2018		80,000	75,702
Dynegy Holdings, Inc.
7.50% due 06/01/2015		400,000	333,500
7.75% due 06/01/2019		1,700,000	1,323,875
El Paso Corp.
8.25% due 02/15/2016		225,000	218,812
12.00% due 12/12/2013		1,175,000	1,292,500
El Paso Natural Gas Company
5.95% due 04/15/2017		98,000	94,329
Enbridge, Inc., MTN
7.20% due 06/18/2032	CAD	29,000	27,541
EnCana Corp.
4.60% due 08/15/2009		$240,000	240,833
5.90% due 12/01/2017		425,000	435,687
6.50% due 08/15/2034		270,000	274,244
6.50% due 05/15/2019		345,000	369,842
EnCana Corp., MTN
5.80% due 01/18/2018	CAD	32,000	29,357
Encore Acquisition Company
6.25% due 04/15/2014		$300,000	258,000
7.25% due 12/01/2017		400,000	343,000
9.50% due 05/01/2016		200,000	197,000
Enterprise Products Operating LLC
9.75% due 01/31/2014		135,000	155,184
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	497,234
6.30% due 09/15/2017		220,000	221,091
EOG Resources, Inc.
5.875% due 09/15/2017		500,000	531,799
6.125% due 10/01/2013		230,000	249,714
Ferrellgas Partners LP
8.75% due 06/15/2012		875,000	813,750
Forest Oil Corp.
7.25% due 06/15/2019		275,000	246,125

The accompanying notes are an integral part of the financial statements.

89

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Forest Oil Corp. (continued)
8.50% due 02/15/2014 (f)		$100,000	$98,250
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	441,000
Gaz Capital for Gazprom
8.625% due 04/28/2034		165,000	159,844
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	250,000	323,094
Gaz Capital SA
7.288% due 08/16/2037		$440,000	331,100
7.51% due 07/31/2013		200,000	195,500
8.146% due 04/11/2018		450,000	412,875
Gulfstream Natural Gas System LLC
6.95% due 06/01/2016 (f)		130,000	136,140
Helix Energy Solutions Group, Inc.
3.25% due 12/15/2025		595,000	449,225
Hercules Offshore, Inc.
3.375% due 06/01/2038		161,000	99,216
Hess Corp.
6.65% due 08/15/2011		350,000	372,517
7.875% due 10/01/2029		439,000	476,160
8.125% due 02/15/2019		290,000	330,152
Hilcorp Energy I LP
7.75% due 11/01/2015 (f)		1,350,000	1,140,750
International Coal Group, Inc.
10.25% due 07/15/2014		500,000	352,500
KazMunaiGaz Finance Sub BV, Series REGS
9.125% due 07/02/2018		300,000	268,500
Kinder Morgan Finance Company
5.70% due 01/05/2016		540,000	463,050
Kinder Morgan, Inc.
6.50% due 09/01/2012		139,000	135,872
Magellan Midstream Partners LP
6.55% due 07/15/2019		135,000	138,579
Marathon Oil Corp.
5.90% due 03/15/2018		580,000	581,526
6.00% due 10/01/2017		240,000	244,374
6.50% due 02/15/2014		265,000	283,298
6.60% due 10/01/2037		80,000	77,408
Mariner Energy, Inc.
11.75% due 06/30/2016		450,000	447,750
Nabors Industries, Inc.
9.25% due 01/15/2019 (f)		570,000	657,197
Northwest Pipeline Corp.
5.95% due 04/15/2017		60,000	59,732
Nustar Logistics
7.65% due 04/15/2018		185,000	179,583
OPTI Canada, Inc.
7.875% due 12/15/2014		575,000	372,312
8.25% due 12/15/2014		1,075,000	709,500
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	354,375
Pemex Project Funding Master Trust
1.929% due 06/15/2010 (b)(f)		195,000	192,075
5.75% due 03/01/2018		475,000	437,000
6.25% due 08/05/2013	EUR	150,000	218,318
Pemex Project Funding Master Trust, EMTN
7.50% due 12/18/2013	GBP	80,000	135,564
Penn Virginia Corp.
10.375% due 06/15/2016		$250,000	$254,375
Petrobras International Finance Company
5.875% due 03/01/2018		440,000	432,481
7.875% due 03/15/2019		236,000	257,240
Petro-Canada
6.80% due 05/15/2038		125,000	123,230
PetroHawk Energy Corp.
7.875% due 06/01/2015 (f)		175,000	161,875
9.125% due 07/15/2013		650,000	646,750
10.50% due 08/01/2014		900,000	920,250
Petroleos de Venezuela SA
5.25% due 04/12/2017		2,280,000	1,077,300
Petroleos Mexicanos
8.00% due 05/03/2019 (f)		200,000	217,000
Plains Exploration & Production Company
7.00% due 03/15/2017		300,000	262,500
Praxair, Inc.
5.20% due 03/15/2017		205,000	204,903
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	113,102
Pride International, Inc.
8.50% due 06/15/2019		200,000	197,500
Quicksilver Resources, Inc.
8.25% due 08/01/2015		125,000	111,250
11.75% due 01/01/2016		425,000	439,875
Range Resources Corp.
6.375% due 03/15/2015		625,000	575,781
7.375% due 07/15/2013		100,000	98,125
7.50% due 05/15/2016		200,000	192,000
SandRidge Energy, Inc.
4.8325% due 04/01/2014 (b)		500,000	392,774
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015		1,000,000	897,500
SeaRiver Maritime, Inc.
zero coupon due 09/01/2012		475,000	441,750
Shell International Finance BV
6.375% due 12/15/2038		440,000	479,258
Smith International, Inc.
8.625% due 03/15/2014		100,000	109,473
Southern Natural Gas Company
5.90% due 04/01/2017 (f)		98,000	94,914
Sunoco, Inc.
4.875% due 10/15/2014		25,000	23,288
5.75% due 01/15/2017		240,000	232,484
9.625% due 04/15/2015		470,000	528,302
Tennessee Gas Pipeline Company
8.00% due 02/01/2016		50,000	52,375
TEPPCO Partners LP
5.90% due 04/15/2013		330,000	326,445
7.55% due 04/15/2038		520,000	539,947
Tesoro Corp.
9.75% due 06/01/2019		300,000	295,500
Texas Gas Transmission LLC
5.50% due 04/01/2013 (f)		1,220,000	1,196,912
TransCanada Pipelines, Ltd.
7.125% due 01/15/2019		205,000	232,318
Transocean, Inc.
5.25% due 03/15/2013		510,000	528,846

The accompanying notes are an integral part of the financial statements.

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Energy (continued)
Valero Energy Corp.
6.125% due 06/15/2017		$520,000	$501,305
9.375% due 03/15/2019		150,000	170,852
Weatherford International, Ltd.
9.625% due 03/01/2019		305,000	358,804
Williams Companies, Inc.
7.75% due 06/15/2031		50,000	45,000
8.125% due 03/15/2012		630,000	652,901
8.75% due 01/15/2020		385,000	401,363
XTO Energy, Inc.
4.625% due 06/15/2013		570,000	572,020
5.65% due 04/01/2016		435,000	440,389
YPF SA, MTNC
10.00% due 11/02/2028		195,000	146,250

			49,603,683
Financial - 8.80%
AAC Group Holding Corp.
10.25 due 10/01/2012 (f)		125,000	90,625
ACE INA Holdings, Inc.
5.70% due 02/15/2017		255,000	253,909
5.90% due 06/15/2019		145,000	145,341
Aflac, Inc.
8.50% due 05/15/2019		630,000	673,176
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	77,819
AMB Property LP, MTN
5.90% due 08/15/2013		$40,000	36,487
6.30% due 06/01/2013		225,000	208,654
American Express Centurion Bank
5.55% due 10/17/2012		115,000	114,895
American Express Company
7.25% due 05/20/2014		435,000	449,979
American Express Credit Corp., MTN
5.875% due 05/02/2013		400,000	397,188
American Express Credit Corp., Series C
7.30% due 08/20/2013		310,000	322,310
American Honda Finance Corp., EMTN
6.25% due 07/16/2013	EUR	100,000	147,573
Ameriprise Financial, Inc.
7.30% due 06/28/2019		$530,000	542,354
Arch Western Finance LLC
6.75% due 07/01/2013		700,000	638,750
ATF Bank
9.00% due 05/11/2016		150,000	102,000
9.25% due 04/12/2012		50,000	40,750
Atlantic Finance, Ltd.
8.75% due 05/27/2014		100,000	98,166
Australia & New Zealand Banking Group, Ltd., EMTN
4.375% due 05/24/2012	EUR	100,000	143,549
4.45% due 02/05/2015 (b)		83,000	113,462
AvalonBay Communities, Inc., MTN
4.95% due 03/15/2013		$55,000	52,649
6.125% due 11/01/2012		175,000	177,409
6.625% due 09/15/2011		255,000	263,171
BAC Capital Trust VI
5.625% due 03/08/2035		463,000	301,053
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)	EUR	70,000	$98,211
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$340,000	334,050
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012	EUR	950,000	1,412,469
Bank of America Corp.
4.375% due 12/01/2010		$200,000	200,513
5.65% due 05/01/2018		1,295,000	1,144,302
5.75% due 08/15/2016		205,000	177,873
7.375% due 05/15/2014		1,700,000	1,756,127
7.40% due 01/15/2011		50,000	51,329
Bank of America Corp., EMTN
4.00% due 03/28/2017 (b)	EUR	100,000	96,821
4.625% due 02/18/2014		75,000	99,751
5.25% due 11/09/2016	GBP	100,000	134,002
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	50,000	49,314
Bank of Ireland
6.45% due 02/10/2010		47,000	67,053
Bank of Montreal
5.20% due 06/21/2017 (b)	CAD	53,000	47,732
Bank of New York Mellon Corp.
4.30% due 05/15/2014		$1,265,000	1,285,394
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		365,000	371,434
Bank of Nova Scotia
8.30% due 09/27/2013	CAD	103,000	103,372
Bank One Corp.
5.25% due 01/30/2013		$180,000	181,621
5.90% due 11/15/2011		50,000	52,364
7.875% due 08/01/2010		500,000	524,228
Banque du Liban, EMTN
10.00% due 04/25/2015		100,000	109,750
Barclays Bank PLC
6.75% due 05/22/2019		380,000	376,873
7.40% due 12/15/2009		300,000	305,452
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	85,000	121,326
BB&T Capital Trust II
6.75% due 06/07/2036		$190,000	152,000
BB&T Corp.
5.70% due 04/30/2014		1,745,000	1,782,399
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013		425,000	440,769
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	85,781
BMW Finance NV, EMTN
8.875% due 09/19/2013		130,000	208,672
BNP Paribas, EMTN
4.75% due 04/04/2011		105,000	153,305
5.25% due 12/17/2012		50,000	73,427
5.431% due 09/07/2017		50,000	71,974
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		$365,000	387,123
BP Capital Markets PLC
3.125% due 03/10/2012		550,000	561,057
4.75% due 03/10/2019		485,000	482,453

The accompanying notes are an integral part of the financial statements.

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial (continued)
Camden Property Trust
4.375% due 01/15/2010		$80,000	$80,559
Capital One Capital IV
6.745% due 02/17/2037 (b)		425,000	284,478
Capital One Financial Corp.
7.375% due 05/23/2014		320,000	329,978
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		235,000	233,781
5.85% due 09/01/2017		170,000	173,094
CenterCredit International BV
8.625% due 01/30/2014		550,000	390,500
CIT Group, Inc., MTN
4.75% due 12/15/2010		650,000	510,256
Citigroup, Inc.
4.75% due 02/10/2019 (b)	EUR	40,000	37,350
5.125% due 02/14/2011		$300,000	299,145
5.50% due 08/27/2012		225,000	218,031
5.50% due 04/11/2013		650,000	609,209
5.85% due 07/02/2013		590,000	558,095
6.125% due 05/15/2018		755,000	660,369
6.50% due 08/19/2013		135,000	131,136
8.50% due 05/22/2019		950,000	966,377
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	210,000	236,185
6.40% due 03/27/2013		120,000	165,202
Countrywide Financial Corp.
4.50% due 06/15/2010		$145,000	143,552
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		530,000	531,728
Credit Agricole SA, EMTN
5.971% due 01/02/2018	EUR	150,000	223,212
Credit Agricole SA, Series TSDI
5.00% due 06/20/2049 (b)	GBP	130,000	160,407
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		$450,000	464,041
6.125% due 11/15/2011		460,000	492,495
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	125,000	184,658
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$300,000	195,000
Credit Suisse New York
5.50% due 05/01/2014		1,695,000	1,761,003
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	179,831
Credit Suisse/London, EMTN
5.125% due 09/18/2017	EUR	150,000	213,857
6.125% due 08/05/2013		50,000	75,170
Danske Bank A/S, EMTN
4.75% due 06/29/2012		100,000	144,146
6.00% due 03/20/2016 (b)		50,000	59,900
Deutsche Bank AG
5.125% due 01/31/2013		40,000	57,695
Deutsche Bank AG, EMTN
4.50% due 03/07/2011		100,000	144,413
Deutsche Genossenschafts-Hypothekenbank AG, EMTN
4.00% due 10/31/2016		800,000	1,140,702
Digicel, Ltd.
9.25% due 09/01/2012 (f)		$800,000	776,000
DnB NOR Bank ASA, EMTN
4.75% due 03/28/2011	EUR	80,000	$115,413
Duke Realty LP
6.25% due 05/15/2013		$245,000	220,346
E*Trade Financial Corp.
7.375% due 09/15/2013		750,000	603,750
8.00% due 06/15/2011		250,000	292,500
12.50% due 11/30/2017		1,500,000	1,665,000
ERP Operating LP
3.85% due 08/15/2026		13,000	12,341
5.25% due 09/15/2014		200,000	189,876
Eurohypo AG
4.50% due 01/21/2013 (f)	EUR	342,000	503,927
Federal Realty Investment Trust
6.00% due 07/15/2012		$155,000	150,921
Felcor Lodging LP
9.00% due 06/01/2011		250,000	220,000
Fifth Third Bancorp
6.25% due 05/01/2013		800,000	786,189
8.25% due 03/01/2038		150,000	114,825
Finmeccanica Finance SA, EMTN
8.125% due 12/03/2013	EUR	75,000	118,247
Ford Motor Credit Company LLC
7.875% due 06/15/2010		$750,000	712,399
9.75% due 09/15/2010		500,000	478,948
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	50,000	69,529
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (f)		$275,000	294,250
GATX Financial Corp.
5.50% due 02/15/2012		285,000	282,936
GE Capital Canada Funding Company, MTN
4.65% due 02/11/2015	CAD	142,000	118,807
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	163,000	223,476
5.25% due 05/18/2015		75,000	105,120
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	230,285
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	130,000	103,440
4.80% due 05/01/2013		$1,575,000	1,576,715
5.625% due 05/01/2018		645,000	610,030
5.875% due 01/14/2038		695,000	550,014
5.90% due 05/13/2014		520,000	530,744
General Electric Capital Corp., MTN
5.25% due 10/19/2012		450,000	462,590
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	522,246
General Electric Capital Corp., Series A, MTN
4.25% due 09/13/2010		695,000	706,765
6.00% due 06/15/2012		680,000	714,809
GMAC LLC
6.875% due 09/15/2011		500,000	429,915
6.875% due 09/15/2011 (f)		525,000	459,375
7.75% due 01/19/2010 (f)		225,000	219,375
8.00% due 11/01/2031 (f)		775,000	542,500
Goldman Sachs Group, Inc.
3.75% due 02/04/2013	EUR	150,000	200,807
5.125% due 10/16/2014		100,000	137,014

The accompanying notes are an integral part of the financial statements.

92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial (continued)
Goldman Sachs Group, Inc. (continued)
6.00% due 05/01/2014		$340,000	$354,844
6.15% due 04/01/2018		1,470,000	1,431,158
6.345% due 02/15/2034		361,000	291,240
6.60% due 01/15/2012		235,000	250,210
6.75% due 10/01/2037		550,000	488,947
6.875% due 01/15/2011		700,000	740,046
7.50% due 02/15/2019		1,475,000	1,579,389
Goldman Sachs Group, Inc., GMTN
4.50% due 01/30/2017	EUR	100,000	126,031
GTB Finance BV
8.50% due 01/29/2012		$510,000	408,000
HBOS PLC
6.00% due 11/01/2033 (f)		390,000	233,015
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	63,000	64,684
Hospitality Properties Trust
5.625% due 03/15/2017		$255,000	190,341
Host Hotels & Resorts LP
2.625% due 04/15/2027 (f)		575,000	488,031
Host Marriott LP, Series Q
6.75% due 06/01/2016		650,000	563,875
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)	EUR	79,000	105,438
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	98,179
HSBC France, EMTN
4.875% due 01/15/2014	EUR	100,000	145,505
HSBC Holdings PLC
3.625% due 06/29/2020 (b)		75,000	90,087
6.50% due 05/02/2036		$170,000	166,011
9.875% due 04/08/2018	GBP	120,000	217,782
HSBK Europe BV
7.25% due 05/03/2017		$100,000	59,000
7.75% due 05/13/2013		430,000	318,200
9.25% due 10/16/2013		250,000	191,900
HUB International Holdings, Inc.
9.00% due 12/15/2014 (f)		575,000	469,344
10.25% due 06/15/2015 (f)		1,025,000	754,656
Hypothekenbank in Essen AG
3.875% due 11/21/2013	EUR	463,000	670,143
Icahn Enterprises LP
4.00% due 08/15/2013 (b)		$858,000	604,890
7.125% due 02/15/2013		625,000	564,062
Independence Community Bank Corp.
3.0275% due 04/01/2014 (b)		15,000	10,668
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	70,000	99,288
ING Verzekeringen NV, EMTN
4.00% due 09/18/2013		50,000	68,665
International Lease Finance Corp., MTN
5.30% due 05/01/2012		$480,000	372,080
5.45% due 03/24/2011		635,000	532,356
6.625% due 11/15/2013		695,000	534,947
Intesa Sanpaolo SpA, EMTN
4.375% due 06/26/2018 (b)	EUR	100,000	134,056
Intesabci Capital Trust
6.988% due 07/29/2049 (b)		55,000	54,010
iPayment Investors LP
11.625% due 07/15/2014 (b)(f)		$443,264	$310,285
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	162,900
6.25% due 01/15/2036		245,000	169,019
8.50% due 07/15/2019		175,000	173,595
John Deere Capital Corp.
7.00% due 03/15/2012		80,000	87,853
John Deere Capital Corp., MTN
4.95% due 12/17/2012		1,030,000	1,061,399
5.50% due 04/13/2017		140,000	141,294
JPMorgan Chase & Company
0.854% due 12/26/2012 (b)		970,000	975,649
2.125% due 12/26/2012		55,000	54,722
4.65% due 06/01/2014		1,965,000	1,959,816
4.75% due 05/01/2013		1,045,000	1,058,259
6.00% due 01/15/2018		915,000	908,967
6.40% due 05/15/2038		405,000	406,021
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	54,139
4.375% due 11/12/2019 (b)		150,000	177,342
4.375% due 01/30/2014		100,000	139,187
JPMorgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$110,000	92,707
JPMorgan Chase Capital XXII, Series V
6.45% due 02/02/2037		245,000	195,920
KAR Holdings, Inc.
5.0275% due 05/01/2014 (b)		250,000	188,125
10.00% due 05/01/2015		1,325,000	1,086,500
Kimco Realty Corp., MTN
4.904% due 02/18/2015		55,000	46,714
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	341,000	257,736
Kreditanstalt fuer Wiederaufbau, EMTN
4.375% due 07/04/2018	EUR	228,000	329,474
7.375% due 01/27/2010	NGN	50,000,000	314,382
8.50% due 01/18/2011		35,000,000	199,911
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	450,000	802,939
Lazard Group LLC
7.125% due 05/15/2015		$550,000	505,308
Lincoln National Corp.
8.75% due 07/01/2019		250,000	252,118
Mack-Cali Realty LP
5.80% due 01/15/2016		75,000	65,037
MassMutual Global Funding II
3.625% due 07/16/2012 (f)		386,000	386,085
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	143,000	244,996
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$850,000	827,302
7.75% due 05/14/2038		435,000	404,074
Merrill Lynch & Company, Inc., EMTN
4.45% due 01/31/2014	EUR	70,000	88,844
4.625% due 10/02/2013		85,000	111,393
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		$210,000	210,297
6.875% due 04/25/2018		805,000	745,073

The accompanying notes are an integral part of the financial statements.

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial (continued)
MetLife, Inc.
6.75% due 06/01/2016		$80,000	$81,444
Metropolitan Life Global Funding
5.125% due 11/09/2011 (f)		435,000	449,677
Metropolitan Life Global Funding I
5.125% due 06/10/2014 (f)		245,000	243,093
Metropolitan Life Global Funding I, EMTN
4.625% due 05/16/2017	EUR	100,000	106,206
Mitsubishi UFJ Financial Group, Inc., Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	175,082
Mizuho Capital Investment 1, Ltd.
6.686% due 12/31/2049 (b)(f)		120,000	90,821
Morgan Stanley
4.00% due 01/15/2010		500,000	505,002
6.00% due 05/13/2014		295,000	298,678
7.30% due 05/13/2019		1,835,000	1,902,803
Morgan Stanley, EMTN
3.75% due 03/01/2013	EUR	50,000	65,624
4.00% due 11/17/2015		150,000	184,663
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	150,657
Morgan Stanley, MTN
5.625% due 01/09/2012		$50,000	51,170
6.00% due 04/28/2015		1,620,000	1,615,770
6.625% due 04/01/2018		590,000	588,175
MPS Capital Trust I
7.99% due 12/29/2049 (b)	EUR	35,000	29,951
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)		50,000	52,607
National Australia Bank, Ltd., EMTN
4.50% due 06/23/2016 (b)		100,000	131,475
National Gas Company
6.05% due 01/15/2036 (f)		$100,000	75,487
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	53,000	61,225
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (f)		110,000	66,100
NCNB Corp.	$
9.375% due 09/15/2009		340,000	344,470
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	116,818
Nexstar Finance, Inc.
7.00% due 01/15/2014		$111,000	40,792
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (f)		100,000	98,553
NLV Financial Corp.
7.50% due 08/15/2033 (f)		265,000	199,292
Northern Trust Company, BKNT
4.60% due 02/01/2013		100,000	102,809
Northern Trust Corp.
4.625% due 05/01/2014		245,000	251,764
5.30% due 08/29/2011		141,000	149,912
5.50% due 08/15/2013		235,000	249,147
Nuveen Investments, Inc.
5.00% due 09/15/2010		350,000	320,250
10.50% due 11/15/2015 (f)		425,000	293,250
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		1,000,000	505,000
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (f)		$15,000	$13,907
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	127,641
PF Export Receivables Master Trust
6.436% due 06/01/2015 (f)		$43,575	43,748
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp
10.625% due 04/01/2017		200,000	169,000
PNC Funding Corp.
5.625% due 02/01/2017		195,000	180,721
6.70% due 06/10/2019		495,000	510,543
7.50% due 11/01/2009		285,000	288,916
Pricoa Global Funding I
5.45% due 06/11/2014 (f)		650,000	648,876
Principal Financial Global Funding II LLC, EMTN
4.50% due 01/26/2017	EUR	50,000	56,180
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	139,802
7.875% due 05/15/2014		465,000	489,873
8.875% due 05/15/2019		200,000	209,963
Principal Life Global Funding I
5.25% due 01/15/2013 (f)		160,000	156,212
Principal Life Income Funding Trusts
5.20% due 11/15/2010		35,000	35,202
Prudential Financial, Inc.
6.20% due 01/15/2015		245,000	239,510
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	70,000	99,510
4.25% due 01/16/2017		50,000	70,149
Rainbow National Services LLC
8.75% due 09/01/2012 (f)		$75,000	75,563
Reckson Operating Partnership
6.00% due 03/31/2016		200,000	147,799
Regency Centers LP
5.875% due 06/15/2017		120,000	97,216
RLI Corp.
5.95% due 01/15/2014		15,000	14,697
Royal Bank of Canada
5.00% due 01/20/2014	CAD	105,000	96,464
5.75% due 07/25/2011	EUR	50,000	74,516
Royal Bank of Scotland Group PLC, EMTN
5.25% due 05/15/2013		65,000	91,371
Royal Bank of Scotland PLC, EMTN
6.00% due 06/29/2049 (b)	GBP	59,000	46,592
6.00% due 05/10/2013	EUR	40,000	51,342
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)		57,000	78,531
Santander Issuances SA, EMTN
4.75% due 05/29/2019 (b)		100,000	126,314
Severn Trent Utilities Finance PLC, EMTN
5.25% due 03/11/2016		70,000	99,466
Simon Property Group LP, REIT
4.60% due 06/15/2010		$125,000	125,311
5.30% due 05/30/2013		120,000	116,036
5.75% due 12/01/2015		480,000	442,072
6.75% due 05/15/2014		495,000	497,378
10.35% due 04/01/2019		35,000	39,768

The accompanying notes are an integral part of the financial statements.

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial (continued)
SLM Corp.
5.45% due 04/25/2011		$1,050,000	$966,000
SLM Corp., MTN
5.125% due 08/27/2012		225,000	192,456
8.45% due 06/15/2018		400,000	342,194
SLM Corp., MTN, Series A
1.2319% due 07/27/2009 (b)		700,000	697,019
SLM Corp., Series MTNA
5.375% due 05/15/2014		100,000	80,371
Societe Generale
6.125% due 08/20/2018	EUR	50,000	73,040
Societe Generale, EMTN
5.25% due 03/28/2013		100,000	149,359
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		210,000	246,371
State Street Corp.
4.30% due 05/30/2014		$290,000	286,706
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)	EUR	100,000	104,942
5.625% due 07/29/2049 (b)(f)		$200,000	184,065
Sun Life Assurance Company of Canada
6.15% due 06/30/2022 (b)	CAD	44,000	39,720
Sun Life Financial Global Funding LP
1.4159% due 10/06/2013 (b)(f)		$250,000	172,994
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	254,878
SVB Financial Group
3.875% due 04/15/2011		250,000	224,375
TAM Capital, Inc.
7.375% due 04/25/2017		200,000	147,000
Teco Finance, Inc.
6.572% due 11/01/2017		35,000	32,459
7.00% due 05/01/2012		50,000	50,875
The Travelers Companies, Inc.
5.90% due 06/02/2019		375,000	386,339
TMK Capital SA for OAO TMK
10.00% due 07/29/2011		500,000	432,835
Toronto-Dominion Bank, EMTN
4.875% due 01/23/2013	EUR	100,000	146,545
Toronto-Dominion Bank, MTN
5.69% due 06/03/2018 (b)	CAD	127,000	116,554
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		$150,000	123,941
Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	52,000	83,295
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)	EUR	225,000	256,123
UBS AG/London, EMTN
5.375% due 04/11/2011		50,000	72,032
UCI Holdco, Inc.
8.6294% due 12/15/2013		$428,122	94,187
UniCredito Italiano SpA, EMTN
5.75% due 09/26/2017	EUR	100,000	138,135
6.10% due 02/28/2012		26,000	37,694
US Bancorp
4.20% due 05/15/2014		$750,000	758,476
US Bancorp, MTN, Series P
4.50% due 07/29/2010		160,000	163,252
US Bank NA, BKNT
6.375% due 08/01/2011		$655,000	$701,836
USI Holdings Corp.
9.75% due 05/15/2015 (f)		225,000	150,750
Vanguard Health Holding Company I LLC zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015		400,000	390,000
Ventas Realty LP
6.50% due 06/01/2016		465,000	416,175
Ventas Realty LP, Series 1
6.50% due 06/01/2016		225,000	201,656
Visant Corp.
7.625% due 10/01/2012		300,000	299,250
Vornado Realty LP
4.50% due 08/15/2009		35,000	35,056
VTB Capital SA
6.875% due 05/29/2018		250,000	226,250
Wachovia Corp.
5.75% due 02/01/2018		775,000	761,132
WEA Finance LLC
7.50% due 06/02/2014 (f)		455,000	451,145
Wells Fargo & Company
2.125% due 06/15/2012		30,000	30,088
4.20% due 01/15/2010		475,000	480,471
4.875% due 01/12/2011		210,000	216,211
Wells Fargo Bank NA
4.75% due 02/09/2015		260,000	246,542
Wells Fargo Financial Canada Corp., MTN
4.33% due 12/06/2013	CAD	47,000	40,201
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (f)		$265,000	259,374
Westpac Banking Corp., EMTN
4.875% due 09/28/2012	EUR	175,000	254,442
Willis North America, Inc.
6.20% due 03/28/2017		$195,000	172,688
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (f)		180,000	177,369
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	96,000

			103,623,853
Government - 0.03%
Mubadala Development Company
5.75% due 05/06/2014 (f)		$350,000	340,098
Industrial - 2.50%
3M Company, MTN
5.125% due 11/06/2009		95,000	96,638
5.70% due 03/15/2037		225,000	234,387
AGY Holding Corp.
11.00% due 11/15/2014		250,000	196,875
Allied Waste North America, Inc.
7.25% due 03/15/2015		1,000,000	1,015,000
7.875% due 04/15/2013		760,000	775,200
American Railcar Industries, Inc.
7.50% due 03/01/2014		375,000	327,187
Anixter, Inc.
10.00% due 03/15/2014		375,000	373,125
Associated Materials, Inc.
11.25 due 03/01/2014		275,000	121,000

The accompanying notes are an integral part of the financial statements.

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Industrial (continued)
Ball Corp.
6.875% due 12/15/2012		$625,000	$620,312
BE Aerospace, Inc.
8.50% due 07/01/2018		475,000	447,687
Belden, Inc.
7.00% due 03/15/2017		550,000	486,750
Bombardier, Inc.
6.30% due 05/01/2014 (f)		575,000	503,125
6.75% due 05/01/2012 (f)		200,000	188,000
7.45% due 05/01/2034 (f)		275,000	209,000
8.00% due 11/15/2014 (f)		700,000	658,875
Bristow Group, Inc.
6.125% due 06/15/2013		400,000	362,000
7.50% due 09/15/2017		500,000	453,750
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		429,000	437,859
6.15% due 05/01/2037		432,000	431,382
BWAY Corp.
10.00% due 04/15/2014 (f)		775,000	773,062
Canadian National Railway Company
6.25% due 08/01/2034		259,000	273,121
6.375% due 11/15/2037		65,000	71,196
Canadian Pacific Railway Company
7.25% due 05/15/2019		270,000	280,143
Casella Waste Systems, Inc.
9.75% due 02/01/2013		875,000	787,500
Caterpillar, Inc.
8.25% due 12/15/2038		125,000	154,883
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021		100,000	74,856
Clondalkin Acquisition BV
2.6294% due 12/15/2013 (b)(f)		750,000	513,750
Columbus McKinnon Corp.
8.875% due 11/01/2013		560,000	560,700
Cooper US, Inc.
6.10% due 07/01/2017		210,000	221,941
CRH America, Inc.
5.30% due 10/15/2013 (f)		140,000	130,392
6.00% due 09/30/2016		240,000	213,583
6.40% due 10/15/2033		55,000	41,277
Crown Americas LLC
7.625% due 05/15/2017 (f)		325,000	313,625
7.75% due 11/15/2015		525,000	513,187
CSX Corp.
5.75% due 03/15/2013		290,000	297,351
Danaher Corp.
5.40% due 03/01/2019		245,000	252,416
Dycom Industries, Inc.
8.125% due 10/15/2015		250,000	210,000
Esco Corp.
4.5044% due 12/15/2013 (b)(f)		175,000	136,719
8.625% due 12/15/2013 (f)		600,000	519,000
FedEx Corp.
5.50% due 08/15/2009		220,000	220,820
Flextronics International, Ltd.
6.25% due 11/15/2014		125,000	116,875
6.50% due 05/15/2013		350,000	336,875
GenCorp, Inc.
9.50% due 08/15/2013		725,000	536,500
General Dynamics Corp.
1.80% due 07/15/2011		$225,000	$224,589
4.50% due 08/15/2010		315,000	325,602
Graham Packaging Company
9.875% due 10/15/2014		700,000	651,000
Graphic Packaging International Corp.
8.50% due 08/15/2011		261,000	258,390
9.50% due 08/15/2013		75,000	71,625
9.50% due 06/15/2017 (f)		275,000	270,875
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012		100,000	95,000
Hawk Corp.
8.75% due 11/01/2014		300,000	297,375
Honeywell International, Inc.
4.25% due 03/01/2013		275,000	285,577
5.30% due 03/01/2018		255,000	266,312
Kansas City Southern Railway Company
13.00% due 12/15/2013		150,000	165,000
Koppers Holdings, Inc. zero coupon, step up to 9.875% on
11/15/2009 due 11/15/2014		1,025,000	919,938
Koppers, Inc.
9.875% due 10/15/2013		149,000	146,765
L-3 Communications Corp., Series B
6.375% due 10/15/2015		500,000	453,750
Lafarge SA
6.15% due 07/15/2011		130,000	131,395
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	140,402
Lockheed Martin Corp.
4.121% due 03/14/2013		$480,000	489,589
Manitowoc, Inc.
7.125% due 11/01/2013		500,000	369,375
10.25% due 08/25/2014		498,750	448,460
Metals USA, Inc.
11.125% due 12/01/2015		325,000	266,906
Norfolk Southern Corp.
5.59% due 05/17/2025		25,000	23,241
5.75% due 04/01/2018		100,000	102,246
7.25% due 02/15/2031		110,000	120,086
Northrop Grumman Corp.
7.125% due 02/15/2011		640,000	686,952
Obrascon Huarte Lain SA
5.00% due 05/18/2012	EUR	100,000	101,005
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (f)		$650,000	582,563
Rockwell Collins, Inc.
5.25% due 07/15/2019		620,000	641,002
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	50,000	71,939
Sally Holdings LLC
9.25% due 11/15/2014 (a)		$400,000	398,000
10.50% due 11/15/2016		100,000	99,000
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	359,063
Solo Cup Company
8.50% due 02/15/2014		375,000	307,500

The accompanying notes are an integral part of the financial statements.

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Industrial (continued)
Texas Industries, Inc.
7.25% due 07/15/2013		$500,000	$448,750
7.25% due 07/15/2013 (f)		175,000	158,375
TransDigm, Inc.
7.75% due 07/15/2014		375,000	356,250
Union Pacific Corp.
5.70% due 08/15/2018		220,000	220,450
6.125% due 02/15/2020		120,000	124,428
7.875% due 01/15/2019		295,000	337,682
United Technologies Corp.
5.375% due 12/15/2017		120,000	127,084
5.40% due 05/01/2035		100,000	97,700
6.125% due 02/01/2019		375,000	415,046
6.35% due 03/01/2011		370,000	396,065
US Concrete, Inc.
8.375% due 04/01/2014		225,000	147,375
Vitro SA de CV
8.625% due 02/01/2012 ^		200,000	77,000
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		575,000	359,375
Waste Management, Inc.
6.10% due 03/15/2018		530,000	522,234
7.375% due 05/15/2029		15,000	14,791
WCA Waste Corp.
9.25% due 06/15/2014		400,000	363,000

			29,424,051
Technology - 0.79%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	382,500
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	122,249
First Data Corp.
9.875% due 09/24/2015		1,075,000	763,250
10.55% due 09/24/2015		1,497,741	876,178
Hewlett-Packard Company
2.95% due 08/15/2012		520,000	523,845
4.75% due 06/02/2014		340,000	354,940
International Business Machines Corp.
6.50% due 10/15/2013		375,000	419,126
6.625% due 01/30/2014	EUR	50,000	78,151
Oracle Corp.
5.00% due 01/15/2011		$780,000	817,674
Seagate Technology HDD Holdings
6.375% due 10/01/2011		250,000	239,062
Seagate Technology International
10.00% due 05/01/2014 (f)		625,000	644,531
SS&C Technologies, Inc.
11.75% due 12/01/2013		75,000	73,500
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		75,000	72,000
7.50% due 07/19/2010		475,000	470,250
Sungard Data Systems, Inc.zero coupon due 02/28/2014		248,750	198,067
9.125% due 08/15/2013		977,000	923,265
10.25% due 08/15/2015		125,000	115,469
10.625% due 05/15/2015 (f)		325,000	318,500
Xerox Corp.
5.50% due 05/15/2012		215,000	214,412
Xerox Corp. (continued)
5.65% due 05/15/2013		$1,150,000	$1,135,910
6.35% due 05/15/2018		485,000	432,863
8.25% due 05/15/2014		170,000	176,777

			9,352,519
Utilities - 2.50%
AES Corp.
7.75% due 03/01/2014		50,000	47,375
8.875% due 02/15/2011		300,000	304,500
9.375% due 09/15/2010		350,000	353,500
9.75% due 04/15/2016 (f)		1,600,000	1,620,000
Alabama Power Company
0.8512% due 08/25/2009 (b)		110,000	110,039
Alabama Power Company, Series 07-D
4.85% due 12/15/2012		300,000	317,793
Appalachian Power Company
6.375% due 04/01/2036		160,000	153,302
7.95% due 01/15/2020		345,000	397,778
Appalachian Power Company, Series O
5.65% due 08/15/2012		350,000	369,094
Atmos Energy Corp.
5.95% due 10/15/2034		35,000	31,572
8.50% due 03/15/2019		60,000	70,071
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	285,451
Black Hills Corp.
6.50% due 05/15/2013		225,000	213,897
9.00% due 05/15/2014		455,000	467,295
Carolina Power & Light Company
5.30% due 01/15/2019		150,000	156,599
CenterPoint Energy Transition Bond Company LLC, Series A-2
4.97% due 08/01/2014		146,766	153,280
CenterPoint Energy, Inc., Series B
7.25% due 09/01/2010		175,000	177,828
Centrica PLC, EMTN
7.125% due 12/09/2013	EUR	100,000	155,702
CEZ AS
4.125% due 10/17/2013		50,000	68,827
Colorado Interstate Gas Company
5.95% due 03/15/2015		$125,000	122,798
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038		185,000	207,647
Consumers Energy Company
5.80% due 09/15/2035		100,000	91,670
Consumers Energy Company, Series J
6.00% due 02/15/2014		165,000	174,079
Dominion Resources, Inc.
4.75% due 12/15/2010		345,000	354,578
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	55,000	82,224
5.50% due 01/19/2016		60,000	90,175
Edison SpA, EMTN
5.125% due 12/10/2010		28,000	40,785
EDP Finance BV, EMTN
3.75% due 06/22/2015		80,000	108,726
El Paso Electric Company
6.00% due 05/15/2035		$245,000	185,098

The accompanying notes are an integral part of the financial statements.

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France SA
5.50% due 01/26/2014		$405,000	$436,034
6.95% due 01/26/2039		575,000	645,558
Elia System Operator SA
4.75% due 05/13/2014	EUR	45,000	64,670
Energy Future Holdings Corp.
10.875% due 11/01/2017		$1,375,000	1,003,750
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017		2,570,500	1,568,005
Entergy Louisiana LLC
5.83% due 11/01/2010		30,000	30,060
GDF Suez, EMTN
5.625% due 01/18/2016	EUR	45,000	68,206
Hydro One, Inc., MTN
5.18% due 10/18/2017	CAD	74,000	67,569
Iberdrola Finanzas SAU, EMTN
7.50% due 11/25/2015	EUR	100,000	164,073
Illinois Power Company
6.125% due 11/15/2017		$120,000	116,588
Intergas Finance BV, Series REGS
6.375% due 05/14/2017		100,000	74,500
Mirant Americas Generation LLC
8.30% due 05/01/2011		450,000	448,875
Mirant North America LLC
7.375% due 12/31/2013		800,000	768,000
Monongahela Power Company
5.70% due 03/15/2017 (f)		265,000	234,334
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	110,000	147,279
6.50% due 04/22/2014		100,000	150,868
National Power Corp.
4.9113% due 08/23/2011 (b)(f)		$150,000	150,000
6.875% due 11/02/2016		100,000	98,426
Nevada Power Company
5.875% due 01/15/2015		40,000	40,977
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	252,429
Nisource Finance Corp.
1.2313% due 11/23/2009 (b)		385,000	381,943
6.15% due 03/01/2013		225,000	223,656
10.75% due 03/15/2016		1,435,000	1,591,698
Northeast Utilities
5.65% due 06/01/2013		625,000	628,041
Northern States Power
5.25% due 03/01/2018		130,000	135,299
NRG Energy, Inc.
7.25% due 02/01/2014		375,000	363,750
7.375% due 02/01/2016		2,255,000	2,133,794
Ohio Power Company
5.75% due 09/01/2013		195,000	204,066
Orion Power Holdings, Inc.
12.00% due 05/01/2010		225,000	232,875
Pacific Gas & Electric Company
4.80% due 03/01/2014		225,000	236,876
6.25% due 03/01/2039		185,000	197,716
6.35% due 02/15/2038		115,000	124,399
Piedmont Natural Gas Company
6.00% due 12/19/2033		10,000	9,616
PNM Resources, Inc.
9.25% due 05/15/2015		$550,000	$509,437
PPL Electric Utilities Corp.
7.125% due 11/30/2013		155,000	173,972
Public Service Electric & Gas Company
5.70% due 12/01/2036		350,000	356,682
RRI Energy, Inc.
6.75% due 12/15/2014		535,000	515,606
7.625% due 06/15/2014		675,000	617,625
7.875% due 06/15/2017		850,000	760,750
RWE Finance BV, EMTN
6.625% due 01/31/2019	EUR	100,000	160,189
San Diego Gas & Electric Company
6.00% due 06/01/2039		$750,000	797,448
Scottish & Southern Energy PLC, EMTN
6.125% due 07/29/2013	EUR	50,000	74,741
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	38,000	73,527
Sempra Energy
7.95% due 03/01/2010		$100,000	103,588
Sierra Pacific Resources
7.803% due 06/15/2012		125,000	124,170
8.625% due 03/15/2014		350,000	344,752
Southern California Edison Company
5.75% due 03/15/2014		160,000	173,583
Southern California Gas Company
5.75% due 11/15/2035		305,000	308,586
Southern Company
4.15% due 05/15/2014		405,000	406,611
Southern Company, Series A
5.30% due 01/15/2012		95,000	99,750
Tampa Electric Company
6.15% due 05/15/2037		235,000	215,644
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (f)		855,000	865,154
6.60% due 08/01/2013 (f)		120,000	123,394
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016		316,875	145,762
Union Electric Company
5.40% due 02/01/2016		285,000	275,499
Veolia Environnement
5.25% due 06/03/2013		540,000	558,190
6.00% due 06/01/2018		455,000	463,762
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	40,000	58,210
4.875% due 05/28/2013		45,000	65,486
5.875% due 02/01/2012		29,000	43,113
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	235,579
5.10% due 11/30/2012		220,000	232,471
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		305,000	314,940
West Penn Power Company
5.95% due 12/15/2017 (f)		225,000	200,604
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	139,562

The accompanying notes are an integral part of the financial statements.

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Xcel Energy, Inc.
7.00% due 12/01/2010	$25,000	$26,057

		29,470,057

TOTAL CORPORATE BONDS (Cost $407,665,862)		$402,249,061

CONVERTIBLE BONDS - 0.37%
Basic Materials - 0.02%
Steel Dynamics, Inc.
5.125% due 06/15/2014	197,000	215,654
Communications - 0.12%
Leap Wireless International, Inc.
4.50% due 07/15/2014	275,000	213,776
Lucent Technologies, Inc., Series B
2.75% due 06/15/2025	500,000	355,475
NII Holdings, Inc.
2.75% due 08/15/2025	86,000	80,410
SBA Communications Corp.
1.875% due 05/01/2013 (f)	209,000	172,164
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027	725,000	612,625

		1,434,450
Consumer, Cyclical - 0.14%
Airtran Holdings, Inc.
7.00% due 07/01/2023	343,000	327,565
Ford Motor Company
4.25% due 12/15/2036	965,000	815,425
JetBlue Airways Corp.
3.75% due 03/15/2035	325,000	311,188
WESCO International, Inc.
1.75% due 11/15/2026	215,000	178,181

		1,632,359
Energy - 0.01%
Peabody Energy Corp.
4.75% due 12/15/2066	200,000	143,750
Financial - 0.04%
Kilroy Realty LP
3.25% due 04/15/2012 (f)	257,000	210,771
NASDAQ OMX Group, Inc.
2.50% due 08/15/2013	331,000	271,420

		482,191
Industrial - 0.01%
Wesco International, Inc.
2.625% due 10/15/2025	78,000	73,223
Technology - 0.03%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012	600,000	369,000

TOTAL CONVERTIBLE BONDS (Cost $3,767,184)		$4,350,627

MUNICIPAL BONDS - 0.32%
Connecticut - 0.01%
Connecticut State Development Authority
5.25% due 05/01/2031	130,000	130,276
District of Columbia - 0.00%
District of Columbia
4.75% due 06/01/2031	$35,000	$33,260
Florida - 0.03%
Orange County Florida Tourist Development
5.00% due 10/01/2018	355,000	361,752
Georgia - 0.05%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	230,000	235,040
De Kalb County Water and Sewer Revenue
5.00% due 10/01/2035	345,000	352,193

		587,233
Illinois - 0.02%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040	260,000	275,213
Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	110,000	101,026
Maryland - 0.02%
County of Baltimore
5.00% due 02/01/2038	210,000	215,594
New York - 0.07%
Metropolitan Transportation Authority
7.336% due 11/15/2039	80,000	95,103
New York City Housing Development Corp.
6.42% due 11/01/2027	115,000	99,140
New York State Urban Development Corp.
5.50% due 03/15/2018	175,000	201,579
Triborough Bridge & Tunnel Authority
5.00% due 11/15/2038	385,000	383,214

		779,036
North Carolina - 0.04%
Charlotte Water and Sewer Systems
4.75% due 07/01/2033	430,000	431,561
Oregon - 0.00%
State of Oregon
5.892% due 06/01/2027	60,000	57,682
Pennsylvania - 0.02%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	260,000	289,619
Utah - 0.03%
Utah Transit Authority Sales Tax Revenue
5.25% due 06/15/2038	290,000	293,506
West Virginia - 0.02%
Tobacco Settlement Finance Authority of West Virginia
7.467% due 06/01/2047	320,000	203,917

TOTAL MUNICIPAL BONDS (Cost $3,888,971)		$3,759,675

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.16%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (f)	350,000	306,250

The accompanying notes are an integral part of the financial statements.

99

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A1
3.878% due 09/11/2036	$155,254	$154,578
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	628,954
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2
4.501% due 07/10/2043	650,000	635,300
Banc of America Mortgage Securities, Series 2004-A, Class 2A2
5.4558% due 02/25/2034 (b)	107,406	87,465
Banc of America Mortgage Securities, Series 2004-D, Class 2A2
3.8905% due 05/25/2034 (b)	60,904	53,904
Banc of America Mortgage Securities, Series 2004-H, Class 2A2
4.7566% due 09/25/2034 (b)	145,700	119,419
Banc of America Mortgage Securities, Series 2004-I, Class 3A2
4.7944% due 10/25/2034 (b)	61,266	52,884
Banc of America Mortgage Securities, Series 2005-J, Class 2A1
5.0882% due 11/25/2035 (b)	308,659	189,636
Banc of America Mortgage Securities, Series 2005-J, Class 3A1
5.2432% due 11/25/2035 (b)	188,546	127,255
Bear Stearns Commercial Mortgage Securities, Series 1998-C1, Class A2
6.44% due 06/16/2030	2,146	2,141
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	256,847
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A1
5.085% due 12/11/2040	399,981	402,991
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	423,754
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A1
4.498% due 09/11/2042	40,602	40,694
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	383,804
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A1
4.274% due 02/13/2042	93,700	93,690
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A1
4.94% due 10/12/2042	9,709	9,753
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4
5.903% due 09/11/2038 (b)	385,000	334,824
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	46,521
Bear Stearns Commercial Mortgage Securities, Series 2006-PWR12, Class A1
5.546% due 09/11/2038	115,637	117,501
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class AAB
5.315% due 02/11/2044	$600,000	$528,977
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A1
5.282% due 06/11/2050	528,403	529,763
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694% due 06/11/2050	45,000	36,855
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4
5.742% due 09/11/2042	220,000	181,545
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048 (f)	310,000	281,385
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	159,010	159,362
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.3992% due 09/15/2020 (b)	225,000	199,493
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	1,735,000	1,412,081
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	50,000	41,898
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A3
6.22% due 03/10/2017 (b)	1,850,000	1,497,875
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4
6.0101% due 12/10/2049 (b)	340,000	270,219
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A1
5.54% due 09/15/2039	112,019	113,225
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A1
4.771% due 09/15/2039	185,885	186,614
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467% due 09/15/2039	1,815,000	1,270,020
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A1
5.227% due 02/15/2040	200,911	202,307
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A1
3.819% due 05/15/2036	88,865	84,973
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	496,674
Federal Home Loan Mortgage Corp., Series 199, Class PO
zero coupon PO due 08/01/2028	6,379	5,716
Federal Home Loan Mortgage Corp., Series 2003-2586, Class NJ
4.50% due 08/15/2016	242,835	250,681
Federal Home Loan Mortgage Corp., Series2003-2614, Class IH
4.50% IO due 05/15/2016	105,949	4,268

The accompanying notes are an integral part of the financial statements.

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 2003-2627, Class IE
4.50% IO due 04/15/2018	$31,492	$2,160
Federal Home Loan Mortgage Corp., Series 2003-2631, Class KI
4.50% IO due 01/15/2015	21,213	76
Federal Home Loan Mortgage Corp., Series 2003-2681, Class PC
5.00% due 01/15/2019	130,081	132,636
Federal Home Loan Mortgage Corp., Series 2003-41, Class YV
5.50% due 04/25/2014	172,555	182,091
Federal Home Loan Mortgage Corp., Series 2004-2809, Class EG
5.00% due 08/15/2021	117,031	119,902
Federal Home Loan Mortgage Corp., Series 2004-2844, Class PQ
5.00% due 05/15/2023	5,830	5,826
Federal Home Loan Mortgage Corp., Series 2004-2872, Class YB
5.00% due 06/15/2023	280	280
Federal Home Loan Mortgage Corp., Series 2004-2882, Class YB
5.00% due 10/15/2027	600,000	619,858
Federal Home Loan Mortgage Corp., Series 2005-2934, Class NB
5.00% due 01/15/2028	91,000	94,390
Federal Home Loan Mortgage Corp., Series 2005-R003, Class VA
5.50% due 08/15/2016	397,658	418,542
Federal Home Loan Mortgage Corp., Series 2006-3123, Class VB
6.00% due 09/15/2013	172,640	180,272
Federal Home Loan Mortgage Corp., Series 2006-3152, Class DA
6.00% due 09/15/2025	89,186	91,156
Federal Home Loan Mortgage Corp., Series 2006-3177, Class PA
6.00% due 12/15/2026	183,671	187,341
Federal Home Loan Mortgage Corp., Series 2006-3195, Class PN
6.50% due 08/15/2030	640,794	666,060
Federal Home Loan Mortgage Corp., Series 2006-R007, Class VA
6.00% due 09/15/2016	152,158	160,248
Federal Home Loan Mortgage Corp., Series 2568, Class KA
4.25% due 12/15/2021	207,919	212,448
Federal Home Loan Mortgage Corp., Series 2688, Class DE
4.50% due 02/15/2020	250,240	257,218
Federal Home Loan Mortgage Corp., Series 3354, Class PA
5.50% due 07/15/2028	560,707	581,213
Federal Home Loan Mortgage Corp., Series R005, Class AB
5.50% due 12/15/2018	408,329	419,132
Federal Home Loan Mortgage Corp., Series R006, Class AK
5.75% due 12/15/2018	378,303	389,408
Federal Home Loan Mortgage Corp., Series R013, Class AB
6.00% due 12/15/2021	$172,715	$179,633
Federal Home Loan Mortgage Corp., Stated Final, Series SF4, Class C
3.32% due 12/15/2011	11,271	11,238
Federal National Mortgage Association, Series 2002-84, Class VA
5.50% due 11/25/2013	137,221	144,033
Federal National Mortgage Association, Series 2003-32, Class PG
5.00% due 10/25/2027	350,000	353,864
Federal National Mortgage Association, Series 2003-40, Class NI
5.50% IO due 11/25/2028	11,525	179
Federal National Mortgage Association, Series 2003-88, Class TE
4.50% due 11/25/2014	318,357	320,701
Federal National Mortgage Association, Series 2004-21, Class AC
4.00% due 05/25/2016	31,069	31,695
Federal National Mortgage Association, Series 2006-3136, Class PB
6.00% due 01/15/2030	375,000	391,831
Federal National Mortgage Association, Series 2006-B2, Class AB
5.50% due 05/25/2014	214,493	220,547
Federal National Mortgage Association, Strip, Series 319, Class 2
6.50% IO due 02/01/2032	23,888	4,494
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2
6.531% due 05/15/2033	400,000	411,656
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A1
5.082% due 11/10/2045	225,385	227,288
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2
6.70% due 04/15/2034	59,470	60,557
Government National Mortgage Association, Series 1997-16, Class PL
6.50% due 10/20/2027	404,817	428,905
Government National Mortgage Association, Series 1998-12, Class Z
6.50% due 05/20/2028	31,560	33,757
Government National Mortgage Association, Series 1998-6, Class EA
zero coupon PO due 03/16/2028	29,565	25,937
Government National Mortgage Association, Series 2001-48, Class PC
6.50% due 10/20/2031	204,640	216,393
Government National Mortgage Association, Series 2001-56, Class PH
6.50% due 11/20/2031	268,879	286,826
Government National Mortgage Association, Series 2004-43, Class A
2.822% due 12/16/2019	735,736	739,974
Government National Mortgage Association, Series 2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	50,833

The accompanying notes are an integral part of the financial statements.

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association, Series 2004-44, Class PC
5.50% due 05/20/2031	$776,000	$807,258
Government National Mortgage Association, Series 2008-8, Class A
3.612% due 11/16/2027	1,014,213	1,025,686
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A3
4.344% due 06/10/2036	26,936	26,913
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305% due 08/10/2042	243,945	238,163
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	600,000	541,058
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	118,239
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A1
5.233% due 03/10/2039	252,638	254,612
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444% due 03/10/2039	675,000	538,052
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553% due 04/10/2038 (b)	720,000	592,966
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	1,530,000	1,203,381
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A2
6.244% due 04/15/2035	350,940	355,905
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3
6.26% due 03/15/2033	218,573	223,262
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class A1
4.134% due 10/15/2037	30,855	29,926
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	533,000	514,883
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	60,000	48,427
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A1
5.279% due 12/12/2043	163,573	165,119
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A1
5.17% due 05/15/2047	187,891	189,414
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3
5.336% due 05/15/2047	620,000	475,289
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4
6.0069% due 06/15/2049 (b)	440,000	335,999
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AV2
0.3738% due 11/25/2036	99,894	85,395
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	$525,000	$509,855
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A2
3.246% due 03/15/2029	265,101	263,866
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4
4.742% due 02/15/2030	363,000	318,221
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A1
5.018% due 02/15/2031	211,799	213,053
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4
5.156% due 02/15/2031	1,367,500	1,138,850
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	36,139
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.9837% due 08/12/2041	460,000	389,141
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	1,200,000	916,871
Morgan Stanley Capital I, Series 2007-IQ14, Class A4
5.692% due 04/15/2049 (b)	1,885,000	1,374,019
Morgan Stanley Capital I, Series 2007-IQ15, Class A4
6.0763% due 06/11/2049 (b)	1,100,000	828,409
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.8029% due 06/13/2042 (b)	400,000	375,113
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	50,000	43,173
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	9,593	9,588
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	312,000	317,971
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	135,301	138,038
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	220,640	220,948
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5966% due 03/15/2025 (b)	12,726	13,674
Wells Fargo Mortgage Backed Securities Trust, Series 2003-O, Class 5A1
4.7963% due 01/25/2034 (b)	422,239	386,888
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2
4.5501% due 03/25/2035 (b)	306,629	252,778
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1
4.9243% due 03/25/2035 (b)	186,135	158,851
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR16, Class A1
5.6664% due 10/25/2036 (b)	850,770	515,847

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,288,627)		$37,273,934

The accompanying notes are an integral part of the financial statements.

102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES - 2.09%
American Express Credit Account Master Trust, Series 2005-5, Class A
0.3594% due 02/15/2013 (b)	$770,000	$763,345
American Express Credit Account Master Trust, Series 2006-B, Class A
0.3594% due 08/15/2013 (b)	220,000	216,566
American Express Credit Account Master Trust, Series 2007-4, Class A
0.3094% due 12/17/2012 (b)	160,000	158,927
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A3
5.53% due 01/06/2014	1,975,000	1,879,387
Bank of America Credit Card Trust, Series 2007-A8, Class A8
5.59% due 11/17/2014	435,000	458,304
BankBoston Home Equity Loan Trust, Series 1998-2, Class A6
6.64% due 12/25/2028	39,311	27,913
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	163,817	166,317
BMW Vehicle Lease Trust, Series 2009-1, Class A3
2.91% due 03/15/2012	400,000	402,545
Cabela’s Master Credit Card Trust, Series 2005-1A, Class A1
4.97% due 10/15/2013 (f)	135,000	136,931
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class B
5.50% due 04/20/2010 (f)	275,000	275,000
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (f)	180,594	180,594
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4B
0.425% due 03/20/2010 (b)(f)	45,963	45,963
Capital One Multi-Asset Execution Trust, Series 2003-C3, Class C3
2.5694% due 07/15/2016 (b)	40,000	34,665
Capital One Multi-Asset Execution Trust, Series 2003-C4, Class C4
6.00% due 08/15/2013	335,000	335,127
Capital One Multi-Asset Execution Trust, Series 2007-C3, Class C3
0.6094% due 04/15/2013	130,000	124,236
Capital One Multi-Asset Execution Trust, Series 2008-A1, Class A
1.0694% due 11/15/2012 (b)(f)	1,125,000	1,124,823
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7
4.70% due 06/15/2015	1,050,000	1,084,196
Capital One Prime Auto Receivables Trust, Series 2006-1, Class A4
5.01% due 11/15/2011	510,902	517,192
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4
4.94% due 07/15/2012	422,109	430,275
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	16,954	4,096
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-4, Class 2A1
1.0538% due 10/25/2032 (b)	8,388	6,413
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	$109,070	$85,684
Chase Issuance Trust, Series 2007-A15, Class A
4.96% due 09/17/2012	805,000	833,360
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5
5.50% due 06/22/2012	1,100,000	1,139,475
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	227,806
CNH Equipment Trust, Series 2009-B, Class A3
2.97% due 03/15/2013	460,000	460,817
Daimler Chrysler Auto Trust, Series 2008-A, Class A3A
3.70% due 06/08/2012	475,000	480,618
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	461,777
Florida Power & Light Recovery Funding LLC, Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	733,850
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.08% due 09/15/2012	345,000	346,392
Honda Auto Receivables Owner Trust, Series 2009-2, Class A4
4.43% due 01/15/2013	290,000	295,105
Honda Auto Receivables Owner Trust, Series 2007-1, Class A3
5.10% due 03/18/2011	190,316	193,131
Household Automotive Trust, Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	228,175
Hyundai Auto Receivables Trust, Series 2006-A, Class A4
5.26% due 11/15/2012	127,471	129,904
John Deere Owner Trust, Series 2009-A, Class A3
2.59% due 10/15/2013	175,000	175,984
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	138,279	140,866
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 03/15/2011	154,508	155,028
John Deere Owner Trust, Series 2008-A, Class A3
4.18% due 06/15/2012	300,000	304,364
JPMorgan Auto Receivables Trust, Series 2007-A, Class A4
5.19% due 02/15/2014 (f)	240,000	245,700
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	36,980	37,021
Marriott Vacation Club Owner Trust, Series 2006-1A, Class A
5.737% due 04/20/2028 (f)	437,132	385,338
Marriott Vacation Club Owner Trust, Series 2006-1A, Class B
5.827% due 04/20/2028 (f)	15,930	11,958
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A
5.362% due 10/20/2028 (f)	154,518	129,525

The accompanying notes are an integral part of the financial statements.

103

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3
0.6094% due 10/15/2013 (b)		$425,000	$384,119
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3
4.10% due 10/15/2012		250,000	255,088
Nissan Auto Lease Trust, Series 2009-A, Class A3
2.92% due 12/15/2011		230,000	230,287
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A3
3.89% due 08/15/2011		275,000	279,351
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4
4.74% due 08/17/2015		1,230,000	1,263,265

Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A
4.92% due 05/15/2013 (f)		350,000	352,444
Peco Energy Transition Trust, Series 2000-A, Class A4
7.65% due 03/01/2010		500,000	505,692
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52% due 12/31/2010		381,000	397,252
PSE&G Transition Funding LLC, Series 2001-1, Class A6
6.61% due 06/15/2015		412,000	450,257
Reliant Energy Transport Bond Company, Series 2001-1, Class A4
5.63% due 09/15/2015		284,000	299,986
Residential Asset Mortgage Products, Inc., Series 2003-RZ2, Class A1
3.60% due 04/25/2033		19,285	13,800
SLM Student Loan Trust, Series 2008-4, Class A2
2.141% due 07/25/2016 (b)		725,000	721,979
Triad Auto Receivables Owner Trust, Series 2006-B, Class A3
5.41% due 08/12/2011		92,590	93,053
Triad Auto Receivables Owner Trust, Series 2006-B, Class A4
5.52% due 11/12/2012		525,000	504,753
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013		1,085,000	1,141,137
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		818,066	832,993
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012		425,000	433,137
Volkswagen Auto Lease Trust, Series 2009-A, Class A3
3.41% due 04/16/2012		480,000	485,122
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		220,000	169,350
Wachovia Auto Owner Trust, Series 2006-A, Class A4
5.38% due 03/20/2013		188,051	192,120

TOTAL ASSET BACKED SECURITIES (Cost $24,589,970)			$24,579,878

SUPRANATIONAL OBLIGATIONS - 0.31%
Government - 0.31%
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	$757,030
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	990,000	1,471,568
Inter-American Development Bank
4.40% due 01/26/2026	CAD	554,000	421,252
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	680,000	579,014
Queensland Treasury Corp., Series 17
6.00% due 09/14/2017		570,000	453,687
			3,682,551

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,838,667)			$3,682,551

SHORT TERM INVESTMENTS - 6.15%
John Hancock Collateral
Investment Trust, 0.3952% (c)(g)		$788,101	$7,889,521
T. Rowe Price Reserve Investment Fund, 0.3922%		64,514,647	64,508,647

TOTAL SHORT TERM INVESTMENTS (Cost $72,394,736)			$72,398,168

REPURCHASE AGREEMENTS - 0.30%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $3,589,001 on 07/01/2009, collateralized by $3,475,000 Federal Home Loan Bank, 1.625% due 07/27/2011 (valued at $3,492,375, including interest) and $175,000 Federal National Mortgage Association, 1.875% due 04/20/2012 (valued at $176,094, including interest).		$3,589,000	$3,589,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,589,000)			$3,589,000

Total Investments (Spectrum Income Trust) (Cost $1,210,731,609) - 100.30%			$1,181,372,023

Other assets and liabilities, net - (0.30)%			(3,516,122)

TOTAL NET ASSETS - 100.00%			$1,177,855,901

Strategic Bond Trust

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 10.46%
Treasury Inflation-Protected
Securities (d) - 4.09%
2.375% due 01/15/2025	$10,180,530	$10,463,671
2.50% due 01/15/2029	13,407,120	14,245,065
3.875% due 04/15/2029	1,971,486	2,501,322
2.625% due 07/15/2017	10,288	10,963

		27,221,021

The accompanying notes are an integral part of the financial statements.

104

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

		Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds - 0.33%
3.50% due 02/15/2039		$953,000	$824,050
4.50% due 05/15/2038		1,367,000	1,411,214
			2,235,264
U.S. Treasury Notes - 5.89%
2.25% due 05/31/2014		2,390,000	2,358,258
2.625% due 06/30/2014		30,190,000	30,284,495
2.75% due 02/15/2019		2,710,000	2,538,077
3.125% due 05/15/2019		220,000	212,782
3.25% due 06/30/2016		3,790,000	3,801,844

			39,195,456
U.S. Treasury Strips - 0.15%
zero coupon due 05/15/2018		1,360,000	983,911

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,686,784)			$69,635,652

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.99%
Federal Home Loan Bank - 10.43%
1.625% due 07/27/2011		1,320,000	1,327,263
4.50% due 10/09/2009		39,300,000	39,755,173
5.00% due 09/18/2009		28,100,000	28,377,122
			69,459,558
Federal Home Loan Mortgage Corp. - 4.35%
0.9262% due 05/04/2011 (b)		1,000,000	1,002,028
3.00% due 07/28/2014		2,700,000	2,708,820
3.75% due 03/27/2019		1,470,000	1,444,487
5.00% due 12/01/2034		120,574	123,070
5.50% due 11/01/2035 to 01/01/2038		20,867,859	21,587,834
5.50% TBA **		2,000,000	2,063,906

			28,930,145

Federal National Mortgage Association - 18.97%
2.50% due 05/15/2014		1,290,000	1,266,183
3.408% due 11/01/2035		219,526	222,626
4.625% due 05/01/2013		1,760,000	1,785,695
5.00% due 08/01/2034 to 11/01/2036		6,399,607	6,538,344
5.00% TBA **		60,800,000	61,892,503
5.25% due 08/01/2012		1,900,000	1,974,290
5.50% due 09/14/2017 to 05/01/2038		28,715,318	29,694,049
5.50% TBA **		12,140,000	12,528,859
6.00% due 04/18/2036		970,000	1,014,154
6.00% TBA **		5,700,000	5,963,297
6.25% due 02/01/2011		3,160,000	3,323,656
7.50% due 07/01/2030 to 02/01/2031		13,388	14,667
8.00% due 08/01/2027		60,486	66,688
8.80% due 01/25/2019		43,373	48,487
10.40% due 04/25/2019		9,149	10,032

			126,343,530
Government National Mortgage Association - 2.58%
5.00% due 04/15/2034 to 04/15/2035		3,865,407	3,960,941
5.00% TBA **		200,000	203,844
6.00% TBA **		12,500,000	13,020,188
7.50% due 04/15/2022 to 10/15/2027		12,973	14,206
			17,199,179
The Financing Corp. - 0.66%
zero coupon due 02/08/2018		$290,000	$195,114
zero coupon due 03/07/2019		450,000	282,557
zero coupon due 06/06/2019		150,000	94,705
zero coupon due 05/11/2018		1,070,000	721,949
zero coupon due 08/03/2018		460,000	301,489
zero coupon due 08/03/2018		830,000	554,383
zero coupon due 08/03/2018		440,000	293,890
zero coupon due 04/06/2018		870,000	581,252
zero coupon due 08/03/2018 to 09/26/2019		1,080,000	704,746
zero coupon due 11/02/2018		1,010,000	650,958

			4,381,043

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $244,819,779)			$246,313,455

FOREIGN GOVERNMENT OBLIGATIONS - 3.29%
Brazil - 1.81%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,130,000	1,028,181
10.00% due 01/01/2012		1,938,000	965,608
10.00% due 07/01/2010		18,700,000	10,060,170
10.00% due 01/01/2010		1,000	537

			12,054,496
Indonesia - 0.26%
Republic of Indonesia
11.00% due 09/15/2025	IDR	19,615,000,000	1,760,821
Italy - 0.28%
Republic of Italy
5.804% due 10/25/2032		$1,948,000	1,873,534
Russia - 0.15%
Government of Russia
7.50% due 03/31/2030		1,019,520	1,003,717
Turkey - 0.79%
Republic of Turkey
6.875% due 03/17/2036		5,731,000	5,243,865

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $21,758,020)			$21,936,433

CORPORATE BONDS - 44.13%
Basic Materials - 2.55%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (f)		980,000	901,600
Appleton Papers, Inc.
8.125% due 06/15/2011		50,000	32,500
Appleton Papers, Inc., Series B
9.75% due 06/15/2014		430,000	146,200
Arco Chemical Company
9.80% due 02/01/2020 ^		100,000	31,500
Evraz Group SA
8.875% due 04/24/2013 (f)		1,460,000	1,197,200
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		2,560,000	2,579,200
Georgia Gulf Corp.
9.50% due 10/15/2014 ^		40,000	12,000
10.75% due 10/15/2016 ^		905,000	90,500

The accompanying notes are an integral part of the financial statements.

105

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Methanex Corp.
8.75% due 08/15/2012	$205,000	$195,775
NewPage Corp.
7.2775% due 05/01/2012 (b)	2,545,000	1,247,050
Noranda Aluminium Acquisition Corp., PIK
5.4125% due 05/15/2015 (b)	196,977	108,584
Novelis, Inc.
7.25% due 02/15/2015	3,435,000	2,610,600
Ryerson, Inc.
12.00% due 11/01/2015	4,235,000	3,451,525
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	214,500
Steel Dynamics, Inc.
7.375% due 11/01/2012	150,000	142,125
Teck Resources, Ltd.
9.75% due 05/15/2014 (f)	290,000	300,150
10.25% due 05/15/2016 (f)	240,000	251,400
10.75% due 05/15/2019 (f)	480,000	516,000
Vale Overseas, Ltd.
6.875% due 11/21/2036	1,305,000	1,239,104
Vedanta Resources PLC
8.75% due 01/15/2014 (f)	820,000	746,200
Weyerhaeuser Company
6.75% due 03/15/2012	990,000	990,356

		17,004,069
Communications - 5.18%
Affinion Group, Inc.
10.125% due 10/15/2013	670,000	619,750
10.125% due 10/15/2013 (f)	645,000	596,625
11.50% due 10/15/2015	170,000	145,350
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (f)	190,000	226,513
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,801,200
AT&T, Inc.
5.60% due 05/15/2018	420,000	422,268
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	3,554,000	426,480
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (a)	480,000	504,000
Charter Communications Holdings LLC
11.75% due 05/15/2011 ^	2,290,000	6,870
12.125% due 01/15/2012 ^	60,000	300
Charter Communications, Inc.
10.875% due 09/15/2014 ^ (f)	550,000	569,250
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	70,000	43,400
Comcast Corp.
6.50% due 01/15/2015	860,000	912,189
6.50% due 01/15/2017	450,000	477,388
Cricket Communications, Inc.
7.75% due 05/15/2016 (f)	735,000	707,437
CSC Holdings, Inc.
6.75% due 04/15/2012	400,000	386,000
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	820,000	839,568
EchoStar DBS Corp.
7.75% due 05/31/2015	1,425,000	1,357,312
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	$165,000	$16
Idearc, Inc.
8.00% due 11/15/2016 ^	1,510,000	39,637
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	710,000	724,200
Intelsat Jackson Holdings, Ltd.
9.50% due 06/15/2016 (f)	100,000	100,500
Level 3 Financing, Inc.
9.25% due 11/01/2014	670,000	549,400
News America, Inc.
5.30% due 12/15/2014	5,010,000	5,045,816
6.65% due 11/15/2037	70,000	62,966
Nextel Communications, Inc.
6.875% due 10/31/2013	100,000	82,750
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (f)	770,000	743,050
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	555,000	506,438
Qwest Corp.
3.8794% due 06/15/2013 (b)	30,000	26,813
Rogers Wireless, Inc.
8.00% due 12/15/2012	140,000	144,200
Royal KPN NV
8.00% due 10/01/2010	1,090,000	1,143,712
Sprint Capital Corp.
8.375% due 03/15/2012	2,920,000	2,876,200
Telecom Italia Capital SA
5.25% due 10/01/2015	880,000	849,497
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	917,847
Time Warner, Inc.
7.625% due 04/15/2031	855,000	831,193
TL Acquisitions, Inc.
10.50% due 01/15/2015 (f)	2,580,000	2,089,800
True Move Company, Ltd.
10.75% due 12/16/2013 (f)	680,000	520,200
Univision Communications, Inc.
12.00% due 07/01/2014 (f)	1,040,000	1,021,800
UPC Holding BV
9.875% due 04/15/2018 (f)	190,000	180,738
Verizon Communications, Inc.
5.50% due 02/15/2018	1,440,000	1,430,080
Verizon Florida LLC, Series F
6.125% due 01/15/2013	520,000	537,700
Vimpelcom
8.375% due 04/30/2013 (f)	1,220,000	1,107,150
Virgin Media Finance PLC, Series 1
9.50% due 08/15/2016	80,000	78,800
Virgin Media, Inc.
9.125% due 08/15/2016	1,395,000	1,342,688
Windstream Corp.
8.625% due 08/01/2016	470,000	450,025
WPP Finance UK
8.00% due 09/15/2014	1,000,000	1,015,528

		34,460,644

The accompanying notes are an integral part of the financial statements.

106

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical - 2.63%
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)	$400,000	$376,000
Blockbuster, Inc.
9.00% due 09/01/2012	1,670,000	801,600
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	465,750
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (f)	386,000	220,020
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	170,000	120,700
CVS Corp.
9.35% due 01/10/2023 (f)	3,000,000	889,170
CVS Pass-Through Trust
6.036% due 12/10/2028 (f)	799,914	683,462
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (f)	3,550,000	2,059,000
Dollar General Corp.
10.625% due 07/15/2015	220,000	237,600
Dollar General Corp., PIK
11.875% due 07/15/2017	70,000	75,600
El Pollo Loco, Inc.
11.75% due 11/15/2013	315,000	252,000
11.75% due 12/01/2012 (f)	105,000	107,625
General Motors Corp.
8.25% due 07/15/2023 ^	870,000	106,575
8.375% due 07/15/2033 ^	13,010,000	1,658,775
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (f)	790,000	746,550
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010 ^	345,000	138,000
Interface, Inc.
9.50% due 02/01/2014	150,000	138,000
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	1,085,000	938,525
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	160,000	52,800
MGM Mirage, Inc.
7.625% due 01/15/2017	400,000	259,000
8.375% due 02/01/2011	245,000	196,000
10.375% due 05/15/2014 (f)	225,000	233,437
11.125% due 11/15/2017 (f)	540,000	579,825
Michaels Stores, Inc.
10.00% due 11/01/2014	1,315,000	1,104,600
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	162,500
7.125% due 08/15/2014	225,000	153,000
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (f)	2,781,178	1,640,895
Norcraft Companies LP
9.00% due 11/01/2011	720,000	712,800
Norcraft Holdings Capital
9.75 due 09/01/2012	285,000	266,475
Oxford Industries, Inc.
11.375% due 07/15/2015 (f)	630,000	613,463
River Rock Entertainment Authority
9.75% due 11/01/2011	40,000	30,000
Sbarro, Inc.
10.375% due 02/01/2015	240,000	146,400
Station Casinos, Inc.
7.75% due 08/15/2016 ^	$420,000	$144,900
Suburban Propane Partners LP
6.875% due 12/15/2013	560,000	515,200
Visteon Corp.
8.25% due 08/01/2010 ^	814,000	24,420
12.25% due 12/31/2016 ^ (f)	2,058,000	72,030
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	210,000	228,762
Wendy’s/Arby’s Restaurants LLC
10.00% due 07/15/2016 (f)	250,000	239,063
WMG Acquisition Corp.
9.50% due 06/15/2016 (f)	145,000	144,275

		17,534,797
Consumer, Non-cyclical - 4.25%
Alliance One International, Inc.
8.50% due 05/15/2012	60,000	59,250
10.00% due 07/15/2016 (f)	420,000	397,950
11.00% due 05/15/2012	600,000	627,000
Altria Group, Inc.
9.70% due 11/10/2018	50,000	57,322
American Greetings Corp.
7.375% due 06/01/2016	30,000	21,450
Ashtead Capital, Inc.
9.00% due 08/15/2016 (f)	831,000	704,272
Biomet, Inc.
11.625% due 10/15/2017	1,520,000	1,489,600
Biomet, Inc., PIK
10.375% due 10/15/2017	570,000	551,475
Ceridian Corp., PIK
12.25% due 11/15/2015	160,000	115,400
Community Health Systems, Inc.
8.875% due 07/15/2015	540,000	529,200
DaVita, Inc.
7.25% due 03/15/2015	610,000	573,400
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	500,000	482,500
Dole Food Company, Inc.
8.875% due 03/15/2011	742,000	723,450
Education Management Corp.
10.25% due 06/01/2016	1,550,000	1,515,125
H&E Equipment Services, Inc.
8.375% due 07/15/2016	670,000	537,675
HCA, Inc.
6.375% due 01/15/2015	630,000	511,875
7.50% due 11/15/2095	60,000	31,446
9.125% due 11/15/2014	1,030,000	1,019,700
9.25% due 11/15/2016	1,820,000	1,792,700
HCA, Inc., PIK
9.625% due 11/15/2016	4,210,000	4,167,900
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,651,001
Kroger Company
6.15% due 01/15/2020	80,000	81,739
6.40% due 08/15/2017	60,000	63,611
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^ (a)	770,000	1,925

The accompanying notes are an integral part of the financial statements.

107

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Penhall International Corp.
12.00% due 08/01/2014 (f)	$2,875,000	$1,035,000
Rental Service Corp.
9.50% due 12/01/2014	3,565,000	2,860,913
Service Corp. International
7.50% due 04/01/2027	45,000	35,325
7.625% due 10/01/2018	105,000	97,388
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	3,720,000
7.375% due 02/01/2013	9,000	8,100
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (f)	750,000	611,250
U.S. Oncology Holdings, Inc., PIK
6.9037% due 03/15/2012	698,000	588,065
U.S. Oncology, Inc.
9.125% due 08/15/2017 (f)	725,000	719,563
Universal Hospital Services, Inc.
4.635% due 06/01/2015 (b)	70,000	56,350
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	60,000	56,550
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	820,000	785,150

		28,280,620
Diversified - 0.20%
Leucadia National Corp.
7.125% due 03/15/2017	10,000	8,125
8.125% due 09/15/2015	1,450,000	1,312,250

		1,320,375
Energy - 6.65%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,370,000	1,336,804
Anadarko Petroleum Corp.
5.95% due 09/15/2016	100,000	98,662
8.70% due 03/15/2019	2,150,000	2,408,486
Belden & Blake Corp.
8.75% due 07/15/2012	1,070,000	866,700
Berry Petroleum Company
10.25% due 06/01/2014	320,000	323,200
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	203,350
6.625% due 01/15/2016	105,000	92,137
6.875% due 01/15/2016	550,000	485,375
7.25% due 12/15/2018	760,000	661,200
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	87,162
Complete Production Services, Inc.
8.00% due 12/15/2016	350,000	299,250
Conoco, Inc.
6.95% due 04/15/2029	2,200,000	2,370,533
Corral Finans AB, PIK
2.6313% due 04/15/2010 (b)(f)	214,722	124,539
Dynegy Holdings, Inc.
7.75% due 06/01/2019	510,000	397,162
El Paso Corp.
7.00% due 06/15/2017	1,590,000	1,448,099
7.375% due 12/15/2012	725,000	698,526
7.75% due 01/15/2032	9,555,000	7,777,971
7.80% due 08/01/2031	3,373,000	2,751,386
7.875% due 06/15/2012	$600,000	$588,533
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	957,204
Enterprise Products Operating LP
8.375% to 08/01/2016 then variable due 08/01/2066 (b)	300,000	241,500
Exco Resources, Inc.
7.25% due 01/15/2011	515,000	499,550
Gaz Capital for Gazprom
8.625% due 04/28/2034	1,175,000	1,138,281
Hess Corp.
7.30% due 08/15/2031	1,220,000	1,259,336
7.875% due 10/01/2029	150,000	162,697
International Coal Group, Inc.
10.25% due 07/15/2014	325,000	229,125
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (f)	1,150,000	1,060,875
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	835,088
Key Energy Services, Inc.
8.375% due 12/01/2014	250,000	220,625
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	241,072
6.75% due 03/15/2011	190,000	199,135
7.125% due 03/15/2012	25,000	26,732
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	127,400
OAO Gazprom
9.625% due 03/01/2013	300,000	307,500
Occidental Petroleum Corp.
7.00% due 11/01/2013	770,000	881,554
OPTI Canada, Inc.
7.875% due 12/15/2014	310,000	200,725
8.25% due 12/15/2014	200,000	132,000
Pemex Project Funding Master Trust
6.625% due 06/15/2035	9,623,000	8,703,349
PetroHawk Energy Corp.
9.125% due 07/15/2013	205,000	203,975
Plains Exploration & Production Company
10.00% due 03/01/2016	365,000	375,038
Pride International, Inc.
7.375% due 07/15/2014	355,000	352,338
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	292,500
11.75% due 01/01/2016	160,000	165,600
SandRidge Energy, Inc.
9.875% due 05/15/2016 (f)	905,000	873,325
SemGroup LP
8.75% due 11/15/2015 ^ (f)	250,000	10,000
W&T Offshore, Inc.
8.25% due 06/15/2014 (f)	160,000	123,200
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	533,313
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	74,063
7.875% due 09/01/2021	635,000	625,475
8.75% due 03/15/2032	227,000	228,135

		44,299,785

The accompanying notes are an integral part of the financial statements.

108

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial - 15.89%
Aiful Corp.
5.00% due 08/10/2010 (f)	$860,000	$524,600
American General Finance Corp.
6.90% due 12/15/2017	410,000	222,008
American International Group, Inc., MTN
5.85% due 01/16/2018	240,000	126,972

Ashton Woods USA LLC/Ashton Woods Finance Company
zero coupon, Step up to 11.00% on 02/24/2012 due 06/30/2015 (e)(f)	67,600	25,674
Bank of America Corp.
5.42% due 03/15/2017	2,300,000	1,910,017
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	3,860,000	4,068,398
CCM Merger, Inc.
8.00% due 08/01/2013 (f)	290,000	200,100
CDX North America High Yield, Series 8-T1
7.625% due 06/29/2012 (f)	12,393,000	10,781,910
Citigroup, Inc.
2.125% due 07/12/2012	1,710,000	1,710,236
5.00% due 09/15/2014	1,570,000	1,316,159
5.875% due 05/29/2037	12,160,000	9,501,556
6.125% due 08/25/2036	70,000	52,127
6.875% due 03/05/2038	1,760,000	1,554,372
Countrywide Financial Corp.
6.25% due 05/15/2016	610,000	541,177
Credit Suisse USA, Inc.
5.50% due 08/16/2011	510,000	539,493
Dexia Credit Local
2.375% due 09/23/2011 (f)	660,000	660,716
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (f)	1,790,000	1,756,683
Emeralds 2006-1-O
1.0256% due 08/04/2020 (b)(e)(f)	104,967	94,470
Ford Motor Credit Company LLC
3.8888% due 01/13/2012 (b)	110,000	85,112
5.87938% due 06/15/2011 (b)	1,179,000	1,022,782
7.00% due 10/01/2013	100,000	80,403
7.375% due 10/28/2009	130,000	128,886
7.80% due 06/01/2012	1,050,000	903,442
7.875% due 06/15/2010	2,825,000	2,683,369
9.875% due 08/10/2011	450,000	416,274
12.00% due 05/15/2015	16,410,000	15,345,926
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,000	6,300
General Electric Capital Corp.
2.125% due 12/21/2012	4,930,000	4,896,077
2.20% due 06/08/2012	100,000	100,512
Glitnir Banki HF
6.33% due 07/28/2011 ^ (f)	720,000	117,000
6.375% due 09/25/2012 ^ (f)	870,000	141,375
6.693% due 06/15/2016 ^ (b)(f)	1,220,000	122
7.451% due 09/14/2049 ^ (b)(f)	100,000	10
GMAC LLC
2.20% due 12/19/2012	1,500,000	1,494,788
6.00% due 04/01/2011 (f)	1,802,000	1,576,750
7.50% due 12/31/2013 (f)	522,000	404,550
8.00% due 11/01/2031 (f)	13,140,000	9,198,000
8.00% due 12/31/2018 (f)	626,000	397,510
Goldman Sachs Group LP
4.50% due 06/15/2010	$1,090,000	$1,116,935
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	1,275,000	535,500
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	3,200,000	1,691,594
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(f)	746,000	581,773
6.375% due 04/30/2022 (b)	830,000	647,400
International Lease Finance Corp.
5.875% due 05/01/2013	1,545,000	1,170,254
JPMorgan Chase & Company
2.125% due 12/26/2012	1,190,000	1,183,981
6.625% due 03/15/2012	1,925,000	2,026,557
Kaupthing Bank HF
7.125% due 05/19/2016 ^ (f)	440,000	44
7.625% due 02/28/2015 ^ (e)(f)	2,410,000	141,587
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 ^	1,380,000	203,550
6.20% due 09/26/2014 ^	440,000	64,900
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013 ^	260,000	39,325
6.75% due 12/28/2017 ^	2,170,000	217
Lloyds TSB Bank PLC
2.80% due 04/02/2012 (f)	960,000	970,368
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	1,600,000	1,372,394
Morgan Stanley
1.5569% due 10/18/2016 (b)	430,000	347,790
1.95% due 06/20/2012	2,700,000	2,694,492
4.75% due 04/01/2014	3,110,000	2,937,675
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (f)	175,000	150,500
7.00% due 05/01/2017 (f)	190,000	157,700
Realogy Corp.
10.50% due 04/15/2014	1,067,000	461,478
12.375% due 04/15/2015	1,370,000	383,600
Realogy Corp., PIK
11.00% due 04/15/2014	661	208
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299% due 05/15/2017 (f)	1,590,000	1,367,400
7.125% due 01/14/2014	1,140,000	1,074,007
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)(f)	1,410,000	564,000
Snoqualmie Entertainment Authority
5.3837% due 02/01/2014 (b)(f)	80,000	38,400
9.125% due 02/01/2015 (f)	300,000	156,000
TNK-BP Finance SA
7.50% due 07/18/2016 (f)	2,560,000	2,182,400
7.875% due 03/13/2018 (f)	600,000	495,000
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on 10/01/2009 due 10/01/2015	500,000	487,500
Ventas Realty LP
6.50% due 06/01/2016	65,000	58,175
6.75% due 04/01/2017	275,000	246,812
Wachovia Corp.
5.25% due 08/01/2014	3,280,000	3,209,716

The accompanying notes are an integral part of the financial statements.

109

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Wells Fargo Company
5.30% due 08/26/2011	$2,360,000	$2,495,488
		105,840,576
Industrial - 2.50%
Associated Materials, Inc.
11.25 due 03/01/2014	1,455,000	640,200
Eastman Kodak Company
3.375% due 10/15/2033	4,260,000	3,429,300
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	285,000	270,750
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	1,150,000	966,000
7.625% due 12/01/2013	80,000	68,800
12.50% due 04/01/2016 (f)	5,000	5,075
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	852,125
Metals USA, Inc.
11.125% due 12/01/2015	650,000	533,812
NewPage Holding Corp., PIK
8.5788% due 11/01/2013 (b)	2,108,379	242,464
Nortek, Inc.
8.50% due 09/01/2014	50,000	14,250
NTK Holdings, Inc.
10.75% due 03/01/2014	1,305,000	104,400
Radnor Holdings, Inc.
11.00% due 03/15/2010 ^	175,000	219
RailAmerica, Inc.
9.25% due 07/01/2017 (f)	1,490,000	1,437,850
Swift Transportation Company, Inc.
8.6331% due 05/15/2015 (b)(f)	140,000	46,200
12.50% due 05/15/2017 (f)	725,000	253,750
Terex Corp.
10.875% due 06/01/2016	390,000	389,025
Tyco International Group SA
6.00% due 11/15/2013	90,000	91,514
6.375% due 10/15/2011	280,000	295,045
6.75% due 02/15/2011	660,000	685,653
Tyco International, Ltd.
6.875% due 01/15/2021	5,130,000	4,851,000
Waste Management, Inc.
6.375% due 11/15/2012	1,370,000	1,454,782
		16,632,214
Technology - 0.14%
Activant Solutions, Inc.
9.50% due 05/01/2016	55,000	42,487
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	20,000	6,800
Sensata Technologies B.V.
8.00% due 05/01/2014 (f)	290,000	142,463
SunGard Data Systems, Inc.
10.25% due 08/15/2015	795,000	734,381
		926,131
Utilities - 4.14%
AES Corp.
7.75% due 03/01/2014	4,966,000	4,705,285
7.75% due 10/15/2015	400,000	372,000
8.00% due 10/15/2017	$3,505,000	$3,259,650
9.375% due 09/15/2010	980,000	989,800
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,457,268
Edison Mission Energy
7.00% due 05/15/2017	200,000	153,500
7.20% due 05/15/2019	610,000	454,450
7.625% due 05/15/2027	230,000	147,200
7.75% due 06/15/2016	520,000	423,800
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	5,628,600	3,433,446
Exelon Corp.
5.625% due 06/15/2035	635,000	511,138
FirstEnergy Corp.
6.45% due 11/15/2011	820,000	855,883
7.375% due 11/15/2031	1,215,000	1,146,787
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	818,407	786,694
Mirant North America LLC
7.375% due 12/31/2013	500,000	480,000
NRG Energy, Inc.
7.25% due 02/01/2014	1,320,000	1,280,400
7.375% due 02/01/2016	1,175,000	1,111,844
Orion Power Holdings, Inc.
12.00% due 05/01/2010	250,000	258,750
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	964,816
TXU Corp., Series P
5.55% due 11/15/2014	1,580,000	997,644
TXU Corp., Series Q
6.50% due 11/15/2024	1,080,000	541,168
TXU Corp., Series R
6.55% due 11/15/2034	6,710,000	3,225,893
		27,557,416
TOTAL CORPORATE BONDS (Cost $366,141,673)		$293,856,627

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.96%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A4
5.372% due 09/10/2045	1,640,000	1,350,606
Banc of America Mortgage Securities, Series 2005-C, Class 2A1
4.7029% due 04/25/2035 (b)	202,405	132,948
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1
5.7705% due 02/25/2036 (b)	1,575,662	916,166
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
5.2029% due 11/25/2034 (b)	811,602	490,371
Commercial Mortgage Asset Trust, Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	549,913
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1
5.447% due 07/16/2034	450,898	446,027
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B
0.515% due 07/20/2046 (b)	3,648,187	1,403,672

The accompanying notes are an integral part of the financial statements.

110

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Countrywide Home Loans, Series 2005-9, Class 2A1
0.5337% due 05/25/2035 (b)	$138,849	$59,586
Countrywide Home Loans, Series 2006-HYB3, Class 2A1A
5.6827% due 05/20/2036 (b)	230,608	133,480
Countrywide Home Loans, Series 2004-25, Class 2A1
0.6538% due 02/25/2035 (b)	184,357	97,639
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4
5.609% due 02/15/2039 (b)	2,580,000	2,087,281
First Boston Mortgage Securities Corp., Series D, Class I-O
10.965% IO due 05/25/2017	15,864	3,260
First Union National Bank Commercial Mortgage, Series 2000-C1
0.8139% IO due 05/17/2032 (b)	24,709,805	231,669
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
5.0668% due 09/19/2035 (b)	78,828	60,770
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	575,177	540,375
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 1A1
0.5738% due 10/25/2045 (b)	258,686	128,473
Greenpoint Mortgage Funding Trust, Series 2006-AR5, Class A1A
0.3938% due 10/25/2046 (b)	720,209	560,986
Impac Secured Assets Corp., Series 2005-2, Class A1
0.6338% due 03/25/2036 (b)	1,192,240	489,975
IndyMac Index Mortgage Loan Trust, Series 2006-AR6, Class 2A1A
0.5138% due 06/25/2047 (b)	4,496,012	1,863,685
IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1
5.6943% due 08/25/2037 (b)	3,386,615	1,535,689
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	3,580,000	2,815,754
JPMorgan Mortgage Trust, Series 2004-A3, Class 3A3
4.9585% due 07/25/2034 (b)	1,400,000	781,110
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
4.9567% due 08/25/2035 (b)	452,056	329,071
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.5038% due 05/25/2046 (b)	2,610,784	975,496
Master Adjustable Rate Mortgages Trust., Series 2006-2, Class 3A1
4.8526% due 01/25/2036 (b)	929,025	646,625
Master Adjustable Rate Mortgages Trust., Series 2006-OA1, Class 1A1
0.5238% due 04/25/2046 (b)	3,343,209	1,366,496
Master Seasoned Securities Trust, Series 2005-2, Class 4A1
5.3881% due 10/25/2032 (b)	610,202	435,585
MASTR Asset Securitization Trust, Series 2003-6, Class 1A1
5.50% due 07/25/2033 (b)	1,004,532	968,907
Merit Securities Corp., Series 11PA, Class B2
1.8075% due 09/28/2032 (b)(f)	$580,062	$423,498
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class 1A1
5.8018% due 03/25/2036 (b)	661,149	359,224
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.8399% due 05/12/2039 (b)	1,810,000	1,473,626
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.6338% due 01/25/2035 (b)	1,322,862	648,634
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
5.2737% due 10/25/2034 (b)	604,012	415,714
Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 4A1
4.3576% due 06/25/2036 (b)	2,717,775	1,966,811
Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A
0.5038% due 09/25/2046 (b)	2,615,427	1,089,630
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035 (f)	3,356,025	2,288,521
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 1A
5.9341% due 11/25/2035 (b)	2,113,242	941,556
Structured Asset Mortgage Investments, Inc., Series 2005-AR3, Class 2A1
4.647% due 08/25/2035 (b)	200,587	86,928
Structured Asset Mortgage Investments, Inc., Series 2005-AR4, Class A1
0.6237% due 12/25/2035 (b)	677,037	305,840
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3
0.5038% due 07/25/2046 (b)	3,081,999	1,079,277
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
6.2066% due 09/25/2037 (b)	2,125,227	1,535,972
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1
6.1895% due 09/25/2037 (b)	2,014,060	1,294,456
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 1A3
5.8412% due 08/25/2046 (b)	16,200,000	8,503,698
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1B3
0.7138% due 08/25/2045 (b)	364,866	120,788
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.6037% due 10/25/2045 (b)	934,298	488,788
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
0.5838% due 12/25/2045 (b)	2,149,771	1,015,555
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A2
0.6037% due 12/25/2045 (b)	358,295	158,884
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.5437% due 04/25/2045 (b)	597,154	305,864

The accompanying notes are an integral part of the financial statements.

111

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
0.5838% due 07/25/2045 (b)	$903,528	$427,611

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,180,748)		$46,332,490

ASSET BACKED SECURITIES - 2.75%
ACE Securities Corp., Series 2006-GP1, Class A
0.4437% due 02/25/2031 (b)	1,538,507	925,297
Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2
2.1137% due 08/25/2032 (b)	128,595	41,893
Asset Backed Securities Corp., Series 2003-HE2, Class M2
3.1694% due 04/15/2033 (b)	90,189	40,529
Bear Stearns Asset Backed Securities, Inc., Series 2007-SD1, Class 1A2A
6.00% due 10/25/2036	2,649,484	1,471,066
Bear Stearns Asset Backed Securities, Inc., Series 2007-SD1, Class 1A3A
6.50% due 10/25/2036	2,542,911	1,371,827
Countrywide Asset-Backed Certificates, Series 2004-5, Class M4
1.5638% due 06/25/2034 (b)	308,908	22,425
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB2, Class M1
0.8338% due 07/25/2033 (b)(e)	4,860,250	2,770,479
GSAMP Trust, Series 2006-S4, Class A1
0.4038% due 05/25/2036 (b)	781,474	97,783
IndyMac Seconds Asset Backed Trust, Series 2006-A, Class A
0.4437% due 06/25/2036 (b)	2,658,472	188,886
Lehman XS Trust, Series 2007-9, Class 1A1
0.4338% due 06/25/2037 (b)	1,200,941	836,450
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A1
1.8138% due 10/25/2037 (b)	4,675,796	2,934,548
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,007,513	779,978
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1
0.4638% due 03/25/2036 (b)	1,522,886	276,167
MSDWCC Heloc Trust, Series 2005-1, Class A
0.5038% due 07/25/2017 (b)	39,197	16,420
RAAC Series, Series 2006-RP2, Class A
0.5638% due 02/25/2037 (b)(f)	1,835,263	857,036
SACO I Trust, Inc., Series 2005-7, Class A
0.5938% due 09/25/2035 (b)	248,557	135,879
SACO I Trust, Inc., Series 2006-5, Class 1A
0.4638% due 04/25/2036 (b)	1,488,710	176,333
SACO I Trust, Inc., Series 2006-6, Class A
0.4437% due 06/25/2036 (b)	1,989,383	137,801
Sail Net Interest Margin Notes, Series 2004-2A, Class A
5.50% due 03/27/2034 (f)	46,524	5
SLM Student Loan Trust, Series 2006-5, Class A2
1.0819% due 07/25/2017 (b)	1,058,518	1,057,826
Structured Asset Securities Corp., Series 2006-ARS1, Class A1
0.4238% due 02/25/2036 (b)(f)	1,495,799	165,873
Structured Asset Securities Corp., Series 2007-TC1, Class A
0.6137% due 04/25/2031 (b)(f)	$5,160,020	$2,881,395
Structured Asset Securities Corp., Series 2008-BC4, Class A3
0.5637% due 11/25/2037 (b)	1,329,278	1,118,716

TOTAL ASSET BACKED SECURITIES (Cost $36,582,082)		$18,304,612

SUPRANATIONAL OBLIGATIONS - 0.34%
Financial - 0.34%
Asian Development Bank
2.75% due 05/21/2014	980,000	962,201
Corporacion Andina de Fomento
6.875% due 03/15/2012	1,257,000	1,325,223

		2,287,424

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,320,037)		$2,287,424

COMMON STOCKS - 0.00%
Consumer, Cyclical - 0.00%
Buffets Restaurants Holdings, Inc. *	573	516

TOTAL COMMON STOCKS (Cost $307,781)		$516

PREFERRED STOCKS - 0.43%
Consumer, Cyclical - 0.05%
General Motors Corp., Series C *	135,250	307,017
Financial - 0.38%
Federal Home Loan Mortgage Corp., Series V *	178,375	164,105
Federal Home Loan Mortgage Corp., Series Z *	83,825	102,267
Federal National Mortgage Association, Series S *	57,200	76,648
Preferred Blocker, Inc., 7.00% (f)	3,667	1,577,039
Resona Preferred Global Securities, Ltd. * (f)	860,000	627,800

		2,547,859

TOTAL PREFERRED STOCKS (Cost $11,562,224)		$2,854,876

TERM LOANS - 2.05%
Consumer, Cyclical - 0.38%
Community Health Systems, Inc., Tranche B
2.7681% due 07/02/2014 (b)	2,850,900	2,561,274
Consumer, Non-cyclical - 0.48%
Aramark Corp.
3.333% due 01/31/2014 (b)	1,500,000	1,376,459
Hertz Corp.
2.32% due 12/21/2012 (b)	1,974,743	1,811,121

		3,187,580
Energy - 0.27%
Dynegy Holdings, Inc.
1.98% due 04/02/2013 (b)	1,998,097	1,787,186
Industrial - 0.19%
Freescale Semiconductor, Inc.
2.246% due 12/01/2013 (b)	1,709,121	1,242,531

The accompanying notes are an integral part of the financial statements.

112

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)

	Shares or Principal Amount	Value

TERM LOANS (continued)
Technology - 0.21%
First Data Corp.
3.068% due 10/15/2014 (b)	$1,827,450	$1,366,019
Utilities - 0.52%
Calpine Corp.,Tranche B
4.095% due 03/29/2014 (b)	3,940,000	3,479,241

TOTAL TERM LOANS (Cost $14,213,340)		$13,623,831

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Buffets Restaurants Holdings, Inc. (Expiration Date 04/28/2014) *	253	0

TOTAL WARRANTS (Cost $0)		$0

REPURCHASE AGREEMENTS - 2.54%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2009 at 0.03% to be repurchased at $16,600,014 on 07/01/2009, collateralized by $16,855,000 Federal National Mortgage Association, 2.75% due 03/13/2014 (valued at $16,939,275, including interest)	$16,600,000	$16,600,000
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $319,000 on 07/01/2009, collateralized by $325,000 Federal Home Loan Bank, 0.90% due 04/08/2010 (valued at $326,625, including interest)	319,000	319,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,919,000)		$16,919,000

SHORT TERM INVESTMENTS - 2.36%
Federal National Mortgage Association Discount Notes zero coupon due 08/03/2009	$10,000,000	$9,998,716
John Hancock Collateral Investment Trust, 0.3952% (c)(g)	44,281	443,286
U.S. Treasury Bills zero coupon due 10/29/2009 ***	5,300,000	5,296,856

TOTAL SHORT TERM INVESTMENTS (Cost $15,738,402)		$15,738,858

Total Investments (Strategic Bond Trust) (Cost $872,229,870) - 112.30%		$747,803,774
Other assets and liabilities, net - (12.30)%		(81,900,119)

TOTAL NET ASSETS - 100.00%		$665,903,655

Strategic Income Trust

		Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 2.73%
U.S. Treasury Bonds - 0.75%
8.125% due 08/15/2019		$1,260,000	$1,727,578
U.S. Treasury Bonds (continued)
9.25% due 02/15/2016		$2,205,000	$3,018,782

			4,746,360
U.S. Treasury Notes - 1.98%
4.25% due 08/15/2015		1,135,000	1,216,667
4.75% due 05/15/2014		4,610,000	5,082,525
4.875% due 08/15/2016		5,535,000	6,119,202

			12,418,394

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,986,919)			$17,164,754

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.09%
Federal Home Loan Mortgage Corp. - 1.00%
4.50% due 04/01/2039		6,256,874	6,235,854
Federal National Mortgage
Association - 8.09%
4.00% due 07/01/2024		24,845,000	24,887,713
5.00% due 01/01/2023 to 02/01/2038		15,246,969	15,681,637
5.375% due 06/12/2017		8,000,000	8,925,624
6.00% due 08/01/2022 to 09/01/2022		1,216,016	1,290,545

			50,785,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,170,845)			$57,021,373

FOREIGN GOVERNMENT OBLIGATIONS - 17.77%
Canada - 4.74%
Province of Ontario
4.40% due 03/08/2016	CAD	5,630,000	5,061,942
4.50% due 03/08/2015		4,024,000	3,668,494
4.75% due 06/02/2013		6,039,000	5,565,495
6.25% due 06/16/2015	NZD	12,802,000	8,086,228
6.375% due 10/12/2010		6,870,000	4,558,674
Province of Quebec
5.25% due 10/01/2013	CAD	2,986,000	2,804,091

			29,744,924
Colombia - 0.02%
Republic of Colombia
10.00% due 01/23/2012		$110,000	127,050
France - 2.56%
Government of France
2.50% due 01/12/2014	EUR	1,000,000	1,395,891
4.25% due 04/25/2019		4,152,000	6,066,702
4.75% due 10/25/2012		5,659,000	8,591,366

			16,053,959
Germany - 7.48%
Federal Republic of Germany
3.50% due 04/12/2013		1,974,000	2,896,913
3.75% due 01/04/2019		13,614,000	19,739,522
4.00% due 09/10/2010		4,095,000	5,947,971
4.25% due 07/04/2018		9,268,000	13,979,457
5.00% due 07/04/2012		2,876,000	4,389,437

			46,953,300

The accompanying notes are an integral part of the financial statements.

113

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.30%
Government of Mexico
5.625% due 01/15/2017		$530,000	$535,830
5.875% due 01/15/2014		510,000	536,775
6.375% due 01/16/2013		410,000	442,800
8.125% due 12/30/2019		310,000	361,150
			1,876,555
New Zealand - 0.23%
Government of New Zealand
6.00% due 12/15/2017	NZD	2,240,000	1,449,950
Spain - 0.89%
Kingdom of Spain
5.35% due 10/31/2011	EUR	3,678,000	5,575,446
United Kingdom - 1.55%
Government of United Kingdom
5.00% due 03/07/2012	GBP	3,139,000	5,529,551
5.00% due 03/07/2018		2,284,000	4,228,355
			9,757,906

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $107,323,555)			$111,539,090

CORPORATE BONDS - 47.42%
Basic Materials - 3.03%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (f)		$2,960,000	2,723,200
Allegheny Technologies, Inc.
9.375% due 06/01/2019		1,980,000	2,098,220
American Pacific Corp.
9.00% due 02/01/2015		2,395,000	2,122,569
ArcelorMittal
9.85% due 06/01/2019 *		2,685,000	2,897,684
CII Carbon LLC
11.125% due 11/15/2015 (f)		4,060,000	2,928,275
Clearwater Paper Corp.
10.625% due 06/15/2016		305,000	310,337
International Paper Company
7.95% due 06/15/2018		1,315,000	1,268,634
NewPage Corp.
10.00% due 05/01/2012		1,080,000	518,400
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^		1,500,000	7,500
Rio Tinto Finance USA, Ltd.
7.125% due 07/15/2028		2,305,000	2,199,496
Teck Resources, Ltd.
10.75% due 05/15/2019 (f)		785,000	843,875
Verso Paper Holdings LLC
11.50% due 07/01/2014 (f)		795,000	727,425
Verso Paper, Inc., Series B
9.125% due 08/01/2014		840,000	390,600
			19,036,215
Communications - 12.12%
American Tower Corp., Series WI
7.00% due 10/15/2017		1,690,000	1,635,075
AT&T, Inc.
6.70% due 11/15/2013		1,640,000	1,801,086
Axtel SAB de CV
7.625% due 02/01/2017 (f)		$2,620,000	$2,096,000
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		100,000	99,000
Canadian Satellite Radio Holdings, Inc.
1.50% due 02/14/2016 (b)(e)		194,314	100,693
CC Holdings GS V LLC
7.75% due 05/01/2017 (f)		1,355,000	1,321,125
Centennial Communications Corp.
10.00% due 01/01/2013		3,055,000	3,223,025
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^		2,330,000	279,600
11.00% due 10/01/2015 ^		575,000	66,125
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^		3,420,000	3,608,100
10.25% due 10/01/2013 ^ (f)		6,496,000	6,431,040
10.25% due 09/15/2010 ^		295,000	309,750
Charter Communications Holdings LLC
8.75% due 11/15/2013 ^		1,730,000	1,643,500
Cincinnati Bell, Inc.
8.375% due 01/15/2014		2,850,000	2,636,250
Citizens Communications Company
7.125% due 03/15/2019		795,000	677,737
Comcast Corp.
4.95% due 06/15/2016		1,050,000	1,029,985
CSC Holdings, Inc.
8.50% due 06/15/2015 (f)		1,615,000	1,586,737
Digicel SA
12.00% due 04/01/2014 (f)		525,000	519,750
Idearc, Inc.
8.00% due 11/15/2016 ^		2,685,000	70,481
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016		1,135,000	1,157,700
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016 (f)		1,295,000	1,269,100
Mediacom Broadband LLC
8.50% due 10/15/2015		1,500,000	1,350,000
Mediacom LLC
9.50% due 01/15/2013		1,500,000	1,428,750
Nexstar Broadcasting, Inc., PIK
7.00% due 01/15/2014 (f)		798,820	227,664
Nextel Communications, Inc., Series D
7.375% due 08/01/2015		4,435,000	3,536,913
Orascom Telecom Finance
7.875% due 02/08/2014 (f)		1,000,000	845,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^		2,015,000	103,269
Radio One, Inc.
8.875% due 07/01/2011		325,000	134,875
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	232,057
Shaw Communications, Inc.
5.70% due 03/02/2017		690,000	592,030
6.10% due 11/16/2012		500,000	454,404
6.50% due 06/02/2014		1,745,000	1,599,852
Sirius XM Radio, Inc.
7.00% due 12/01/2014 (f)		$3,365,000	1,543,694
9.625% due 08/01/2013		8,525,000	6,287,188
13.00% due 08/01/2013 (f)		6,965,000	5,667,769

The accompanying notes are an integral part of the financial statements.

114

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued) Communications (continued)
Sirius XM Radio, Inc., Series AI
10.00% due 06/01/2011		$1,455,000	$1,149,450
Sprint Capital Corp.
8.375% due 03/15/2012		4,685,000	4,614,725
Time Warner Cable, Inc.
6.75% due 07/01/2018		1,685,000	1,755,044
8.25% due 04/01/2019		1,240,000	1,406,925
8.75% due 02/14/2019		805,000	937,778
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (f)		4,000,000	4,474,032
Vertis, Inc., Series A
18.50% due 10/01/2012		460,818	101,956
West Corp.
11.00% due 10/15/2016		3,360,000	2,805,600
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (f)		3,300,000	3,275,250
Young Broadcasting, Inc.
10.00% due 03/01/2011 ^		2,000,000	5,000

			76,091,084
Consumer, Cyclical - 9.52%
Allison Transmission, Inc.
11.00% due 11/01/2015 (f)		4,555,000	3,598,450
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)		2,860,000	2,002,000
AMC Entertainment, Inc.
8.00% due 03/01/2014		3,540,000	3,017,850
8.75% due 06/01/2019 (f)		1,195,000	1,123,300
Cinemark USA, Inc.
8.625% due 06/15/2019 (f)		785,000	773,225
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	4,048,000	5,650,788
Delta Airlines, Inc.
6.821% due 08/10/2022		$1,619,996	1,344,597
Exide Technologies, Series B
10.50% due 03/15/2013		3,050,000	2,485,750
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (f)		1,450,000	54,375
Goodyear Tire & Rubber Company
10.50% due 05/15/2016		490,000	494,900
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (f)		2,350,000	2,068,000
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (f)		3,540,000	221,250
Hanesbrands, Inc., Series B
4.5925% due 12/15/2014 (b)		1,150,000	925,750
HRP Myrtle Beach Operations LLC zero coupon due 04/01/2012 ^ (f)		1,855,000	18,550
Jacobs Entertainment, Inc.
9.75% due 06/15/2014		2,755,000	2,286,650
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (f)		1,585,000	665,700
Majestic Star Casino LLC
9.50% due 10/15/2010 ^		1,515,000	916,575
Mandalay Resort Group
9.375% due 02/15/2010		915,000	869,250
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (f)		3,075,000	1,537,500
MGM Mirage, Inc.
6.75% due 09/01/2012		$725,000	$515,203
Michaels Stores, Inc.
10.00% due 11/01/2014		1,855,000	1,558,200
11.375% due 11/01/2016		1,555,000	1,018,525
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009		2,960,000	2,886,000
7.125% due 08/15/2014		4,175,000	2,839,000
8.00% due 04/01/2012		4,835,000	3,674,600
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		2,285,000	1,565,225
9.75% due 04/01/2010		1,560,000	1,493,700
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		625,000	534,375
Pokagon Gaming Authority
10.375% due 06/15/2014 (f)		466,000	456,680
Staples, Inc.
9.75% due 01/15/2014		1,195,000	1,334,731
Tenneco Automotive, Inc.
8.625% due 11/15/2014		4,121,000	2,967,120
TRW Automotive, Inc.
7.00% due 03/15/2014 (f)		1,880,000	1,353,600
Turning Stone Resort Casino
9.125% due 09/15/2014 (f)		2,645,000	2,254,863
9.125% due 12/15/2010 (f)		1,475,000	1,375,438
US Airways Group, Inc.
7.25% due 05/15/2014		1,910,000	1,284,475
US Corrugated, Inc.
10.00% due 06/12/2013		785,000	486,700
Waterford Gaming LLC
8.625% due 09/15/2014 (f)		3,529,000	2,117,400

			59,770,295
Consumer, Non-cyclical - 3.44%
Alliance One International, Inc.
11.00% due 05/15/2012		1,495,000	1,562,275
Aramark Services, Inc.
8.50% due 02/01/2015		2,800,000	2,716,000
ASG Consolidated LLC/ASG Finance, Inc.
11.5 due 11/01/2011 (f)		1,680,000	1,537,200
Community Health Systems, Inc.
8.875% due 07/15/2015		3,180,000	3,116,400
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (f)		2,200,000	1,584,000
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		2,815,000	2,906,487
HCA, Inc.
8.50% due 04/15/2019 (f)		2,745,000	2,690,100
9.125% due 11/15/2014		540,000	534,600
Revlon Consumer Products Corp.
9.50% due 04/01/2011		640,000	579,200
Smithfield Foods, Inc.
10.00% due 07/15/2014 (f)		735,000	725,813
Sun Healthcare Group, Inc.
9.125% due 04/15/2015		1,495,000	1,480,050
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		2,375,000	2,000,938
9.75% due 02/15/2017 (f)		220,000	171,600

			21,604,663

The accompanying notes are an integral part of the financial statements.

115

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Diversified - 0.25%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (f)		$1,260,000	$806,400
Marquee Holdings, Inc.
12.00 due 08/15/2014		1,010,000	777,700

			1,584,100
Energy - 2.66%
Chesapeake Energy Corp.
2.25% due 12/15/2038		1,490,000	914,487
7.25% due 12/15/2018		2,650,000	2,305,500
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (f)		1,290,000	1,325,781
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
8.50% due 07/15/2016		2,265,000	1,947,900
8.75% due 04/15/2018 (f)		585,000	506,025
McMoRan Exploration Company
11.875% due 11/15/2014		2,730,000	2,310,262
NGPL Pipeco LLC
7.119% due 12/15/2017 (f)		1,030,000	1,079,650
Regency Energy Partners LP
9.375% due 06/01/2016 (f)		3,785,000	3,661,988
Targa Resources Partners LP
8.25% due 07/01/2016		845,000	711,913
Weatherford International, Ltd.
9.625% due 03/01/2019		1,200,000	1,411,688
Williams Partners Finance Corp.
7.25% due 02/01/2017		540,000	492,750

			16,667,944
Financial - 4.80%
BK Nederlandse Gemeenten
6.75% due 04/29/2010	NZD	389,000	257,105
CCM Merger, Inc.
8.00% due 08/01/2013 (f)		$6,680,000	4,609,200
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (f)		1,620,000	1,085,400
CIT Group, Inc.
5.00% due 02/13/2014		675,000	400,857
Drummond Company, Inc.
7.375% due 02/15/2016 (f)		5,040,000	3,679,200
General Electric Capital Australia Funding Property, Ltd., MTN
6.00% due 05/15/2013	AUD	580,000	424,776
6.50% due 11/15/2011		3,210,000	2,521,466
General Electric Capital Corp, Series GMTN
7.625% due 12/10/2014	NZD	6,125,000	3,700,939
General Electric Capital Corp.
6.50% due 06/28/2010		855,000	554,394
6.625% due 02/04/2010		4,515,000	2,927,524
ISA Capital do Brasil SA
8.80% due 01/30/2017 (f)		$530,000	543,250
Kreditanstalt fuer Wiederaufbau, EMTN
6.50% due 11/15/2011	NZD	539,000	360,680
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(f)		$2,160,000	1,555,200
Local TV Finance LLC
9.25% due 06/15/2015 (f)		273,000	46,410
Nexstar Finance, Inc.
7.00% due 01/15/2014		264,000	97,020
SLM Corp., MTN
8.45% due 06/15/2018		$2,705,000	$2,314,087
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (f)		1,115,000	579,800
Swedish Export Credit
7.625% due 06/30/2014	NZD	1,975,000	1,290,806
Symetra Financial Corp.
8.30% due 10/15/2037 (b)(f)		$990,000	428,175
TAM Capital, Inc.
7.375% due 04/25/2017		1,365,000	1,003,275
Ucar Finance, Inc.
10.25% due 02/15/2012		42,000	39,690
Volkswagen Financial Services NV
5.375% due 01/25/2012	EUR	181,000	262,971
VW Financial Services AG, EMTN
5.375% due 01/25/2012		1,005,000	1,460,141

			30,142,366
Government - 4.61%
Canada Housing Trust No. 1
4.60% due 09/15/2011	CAD	7,320,000	6,701,876
New South Wales Treasury Corp, Series 14RG
5.50% due 08/01/2014	AUD	3,600,000	2,866,745
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010		23,047,000	19,377,113

			28,945,734
Industrial - 5.41%
American Railcar Industries, Inc.
7.50% due 03/01/2014		$500,000	436,250
Baldor Electric Company
8.625% due 02/15/2017		760,000	703,000
Ball Corp.
6.625% due 03/15/2018		290,000	265,350
Berry Plastics Holdings Corp.
8.875% due 09/15/2014		1,475,000	1,242,687
Graham Packaging Company
9.875% due 10/15/2014		590,000	548,700
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	990,000
9.50% due 08/15/2013		4,415,000	4,216,325
9.50% due 06/15/2017 (f)		1,710,000	1,684,350
Ingersoll-Rand Global Holding Company, Ltd.
6.00% due 08/15/2013		1,750,000	1,758,703
L-3 Communications Corp., Series B
6.375% due 10/15/2015		370,000	335,775
Manitowoc, Inc.
7.125% due 11/01/2013		3,570,000	2,637,338
Mueller Water Products, Inc.
7.375% due 06/01/2017		4,110,000	3,031,125
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014		1,555,000	1,275,100
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (f)		1,020,000	1,012,350
OI European Group BV
6.875% due 03/31/2017 (f)	EUR	475,000	579,727
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,650,000	1,658,250
PHI, Inc.
7.125% due 04/15/2013		1,000,000	890,000

The accompanying notes are an integral part of the financial statements.

116

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
RailAmerica, Inc.
9.25% due 07/01/2017 (f)		$1,810,000	$1,746,650
Sealed Air Corp.
7.875% due 06/15/2017 (f)		1,660,000	1,645,193
Smiths Group PLC
7.20% due 05/15/2019 (f)		290,000	279,278
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 ^		1,750,000	647,500
8.375% due 07/01/2012 ^		3,270,000	1,250,775
Viterra, Inc.
8.00% due 04/08/2013	CAD	300,000	257,920
8.50% due 07/07/2014		5,210,000	4,479,216
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		$435,000	271,875
Waste Services, Inc.
9.50% due 04/15/2014		100,000	94,250

			33,937,687
Technology - 0.51%
Oracle Corp.
5.75% due 04/15/2018		2,050,000	2,162,428
Vangent, Inc.
9.625% due 02/15/2015		1,205,000	1,000,150

			3,162,578
Utilities - 1.07%
Appalachian Power Company, Series K
5.00% due 06/01/2017		1,005,000	947,192
Cia de Transporte de Energia Electrica de Alta Tension SA
8.875% due 12/15/2016 (f)		1,230,000	836,400
Dominion Resources, Inc., Series A
5.60% due 11/15/2016		1,005,000	1,027,953
Southern Union Company
7.20% due 11/01/2066 (b)		830,000	564,400
Texas Competitive Electric Holdings Company LLC, Series A
10.25% due 11/01/2015		5,340,000	3,324,150

			6,700,095

TOTAL CORPORATE BONDS (Cost $318,845,072)			$297,642,761

CONVERTIBLE BONDS - 0.12%
Communications - 0.12%
Charter Communications, Inc.
6.50% due 10/01/2027 ^		3,405,000	757,613

TOTAL CONVERTIBLE BONDS (Cost $360,444)			$757,613

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.13%
American Home Mortgage Assets, Series 2006-6, Class XP
3.0845% IO due 12/25/2046		21,477,075	510,081

American Home Mortgage Investment Trust, Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047		16,084,725	703,707
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414% due 09/10/2047		3,380,000	2,695,040
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A1
0.5337% due 08/25/2036 (b)		$1,000,127	$411,759
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.3992% due 09/15/2020 (b)		3,850,000	3,413,556
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 3A1
6.00% due 01/25/2035		4,108,754	3,347,993

Countrywide Alternative Loan Trust, Series 2007-25, Class 1A2
6.50% due 11/25/2037		2,857,930	1,757,180

Countrywide Alternative Loan Trust, Series 2005-59, Class 2X
3.352% IO due 11/20/2035		12,518,160	357,942

Countrywide Alternative Loan Trust, Series 2006-OA10, Class XPP
1.8424% IO due 08/25/2046		43,535,769	1,501,309

Countrywide Alternative Loan Trust, Series 2006-OA12, Class X
4.0693% IO due 09/20/2046		16,605,387	487,783
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (f)		950,000	931,000
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (f)		1,120,000	1,097,600
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (f)		1,490,000	1,345,962
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (f)		1,495,000	1,245,798
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR2, Class X2
2.98% IO due 03/19/2045 (b)		50,144,015	1,567,000
Federal Home Loan Mortgage Corp., Series 3154, Class PM
5.50% due 05/15/2034		4,435,000	4,635,910
Federal Home Loan Mortgage Corp., Series 3228, Class PL
5.50% due 10/15/2034		5,740,000	5,993,060
Federal National Mortgage Association, Series 2006-117, Class PD
5.50% due 07/25/2035		6,300,000	6,492,120
Federal National Mortgage Association, Series 2006-65, Class TE
5.50% due 05/25/2035		2,438,217	2,540,032
Federal National Mortgage Association, Series 2006-84, Class MP
5.50% due 08/25/2035		7,172,000	7,453,000
First Horizon Alternative Mortgage Securities, Series 2006-RE1, Class A1
5.50% due 05/25/2035		2,361,944	1,493,191

Global Tower Partners Acquisition LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (f)		620,000	541,628
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A2
0.6737% due 10/25/2045 (b)		2,109,931	654,634
Greenpoint Mortgage Funding Trust, Series 2006-AR1, Class A2A
0.6837% due 02/25/2036 (b)		1,280,000	472,880

The accompanying notes are an integral part of the financial statements.

117

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

		Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
6.1145% due 07/10/2038 (b)		$3,755,000	$3,080,162
Harborview Mortgage Loan Trust, Series 2005-8, Class 1X
3.2052% IO due 09/19/2035		12,253,525	122,535
Harborview Mortgage Loan Trust, Series 2006-SB1, Class A1A
2.19% due 12/19/2036 (b)		2,263,616	794,989
Harborview Mortgage Loan Trust, Series 2007-3, Class ES
0.35% due 05/19/2047		27,570,975	112,007
Harborview Mortgage Loan Trust, Series 2007-4, Class ES
0.35% due 07/19/2047		28,579,004	125,033
Harborview Mortgage Loan Trust, Series 2007-6, Class ES
0.3425% due 08/19/2037 (f)		20,516,742	83,349
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (f)		13,369	67
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X
3.2335% IO due 10/25/2036		33,902,021	508,530
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2X
2.9696% IO due 10/25/2036		36,487,794	434,205
Luminent Mortgage Trust, Series 2006-1, Class X
3.4795% IO due 04/25/2036		10,055,472	201,109
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A
6.1182% due 10/25/2034 (b)		3,266,070	2,921,831
Residential Accredit Loans, Inc., Series 2007-QS10, Class A1
6.50% due 09/25/2037		1,918,448	1,045,255
Residential Accredit Loans, Inc., Series 2007-QS11, Class A1
7.00% due 10/25/2037		1,593,699	852,629
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (f)		705,000	620,400
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (f)		1,005,000	884,400
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1
5.7356% due 04/25/2037 (b)		3,544,266	1,940,902
WAMU Mortgage Pass Through Certificates, Series 2005-AR13, Class X
2.5161% IO due 10/25/2045		104,043,082	1,430,592
WAMU Mortgage Pass Through Certificates, Series 2005-AR13, Class B1
0.9137% due 10/25/2045 (b)		2,179,828	283,378
WAMU Mortgage Pass Through Certificates, Series 2005-AR6, Class B1
0.9137% due 04/25/2045 (b)		3,546,868	301,484
WAMU Mortgage Pass Through Certificates, Series 2007-OA5, Class 1XPP
1.0088% IO due 06/25/2017		70,369,680	527,773
WAMU Mortgage Pass Through Certificates, Series 2007-OA6, Class 1XPP
0.9503% IO due 07/25/2047		41,900,275	268,426
Washington Mutual Mortgage Pass Through Certificates, Series 2007-OA4, Class XPPP
0.9426% IO due 04/25/2047		$30,049,371	$173,724
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1
6.0307% due 09/25/2036 (b)		2,330,753	1,463,989

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,271,587)			$69,826,934

ASSET BACKED SECURITIES - 0.33%
Dominos Pizza Master Issuer LLC, Series 2007-1, Class M1
7.629% due 04/27/2037 (f)		1,670,000	901,800
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2
5.261% due 04/25/2037 (f)		700,000	538,282
Lehman XS Trust, Series 2005-5N, Class 3A2
0.6737% due 11/25/2035 (b)		582,607	157,838
Lehman XS Trust, Series 2006-2N, Class 1A2
0.6538% due 02/25/2046 (b)		2,268,518	487,110

TOTAL ASSET BACKED SECURITIES (Cost $4,075,566)			$2,085,030

SUPRANATIONAL OBLIGATIONS - 4.59%
Government - 4.59%
Council of Europe Development Bank
5.25% due 05/27/2013	AUD	4,310,000	3,396,893
European Investment Bank
6.25% due 04/15/2014	GBP	1,250,000	2,287,455
European Investment Bank, EMTN
7.00% due 01/18/2012	NZD	2,850,000	1,938,116
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	2,259,000	3,776,267
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	11,565,000	7,981,374
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	480,000	436,145
Inter-American Development Bank, Series MTN
5.375% due 05/27/2014	AUD	7,880,000	6,154,659
International Finance Corp., MTN
7.50% due 02/28/2013		3,327,000	2,832,911

			28,803,820

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $29,266,858)			$28,803,820

COMMON STOCKS - 0.72%
Communications - 0.14%
Chunghwa Telecom Company, Ltd., ADR *		6,843	135,696
Sirius XM Radio, Inc. *		1,688,351	725,991
Vertis Holdings, Inc. *		460	0

			861,687
Consumer, Cyclical - 0.42%
CVS Caremark Corp.		83,500	2,661,145
Consumer, Non-cyclical - 0.12%
Quebecor World, Inc. *		850,000	765,000

The accompanying notes are an integral part of the financial statements.

118

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)

		Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial - 0.04%
Pactiv Corp. *		11,894	$258,100

TOTAL COMMON STOCKS (Cost $6,505,538)			$4,545,932

TERM LOANS - 2.67%
Communications - 0.66%
Dex Media, Inc.
2.504% due 10/24/2014 (b)		1,455,000	1,196,737
Idearc, Inc.
2.504% due 11/17/2014 ^ (b)		6,837,039	2,905,742

			4,102,479
Consumer, Cyclical - 1.52%
Delta Airlines, Inc.
3.5675% due 04/30/2014 (b)		3,127,046	2,133,093
Great Canadian Gaming Corp.
2.42% due 02/07/2014 (b)		1,490,688	1,308,078
Greektown Holdings LLC
zero coupon due 09/09/2009 (b)		87,962	86,203
zero coupon due 09/09/2009 (b)		213,043	208,783
zero coupon due 09/09/2009 (b)		355,887	348,769
zero coupon due 09/09/2009 (b)		39,765	38,771
Lear Corp.
zero coupon due 04/25/2012 (b)		2,830,000	1,933,824
Michaels Stores, Inc.
2.625% due 10/31/2013 (b)		2,611,574	2,066,771
2.625% due 10/31/2013 (b)		397,992	314,966
US Airways Group, Inc.
2.8113% due 03/23/2014 (b)		2,145,758	1,121,755

			9,561,013
Consumer, Non-cyclical - 0.49%
AbitibiBowater, Inc.
11.50% due 04/30/2009 ^ (b)		3,165,000	2,539,913
Bausch & Lomb, Inc.
4.781% due 04/11/2015 (b)	EUR	443,250	547,195

			3,087,108

TOTAL TERM LOANS (Cost $17,046,167)			$16,750,600

OPTIONS - 0.28%
Call Options - 0.22%
Comcast Corp. Expiration 01/16/2010 at $25.00 *		30,000,000	30,000
Over The Counter Purchase Call on the EUR vs. USD Expiration 01/29/2010 at $1.25 *		36,250,000	430,288
Over The Counter Purchase Call on the USD vs. CAD
Expiration 02/26/2010 at $1.30 *		11,900,000	171,122
Expiration 04/20/2010 at $1.30 *		11,660,000	198,103
Expiration 10/09/2009 at $1.30 *		15,000,000	55,545
Over The Counter Purchase Call on the USD vs. JPY
Expiration 09/30/2009 at $100.00 *		29,000,000	314,360
Expiration 03/12/2010 at $110.00 *		28,000,000	106,960
Expiration 04/01/2010 at $115.00 *		29,600,000	46,176

			1,352,554
Put Options - 0.06%
Over The Counter Purchase Call on the EUR vs. USD
Expiration 12/02/2009 at $1.292 *		29,000,000	$386,851

TOTAL OPTIONS (Cost $3,521,929)			$1,739,405

SHORT TERM INVESTMENTS - 3.38%
U.S. Treasury Bills zero coupon due 08/20/2009		$21,200,000	$21,194,971

TOTAL SHORT TERM INVESTMENTS (Cost $21,194,971)			$21,194,971

Total Investments (Strategic Income Trust) (Cost $655,569,451) - 100.23%			$629,072,283
Other assets and liabilities, net - (0.23)%			(1,454,071)

TOTAL NET ASSETS - 100.00%			$627,618,212

Total Return Trust

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 11.05%
Treasury Inflation-Protected
Securities (d) - 10.85%
1.625% due 01/15/2015	$17,542,866	$17,460,625
1.875% due 07/15/2013	2,788,296	2,859,746
2.00% due 01/15/2014 to 07/15/2014	26,700,933	27,320,027
2.125% due 01/15/2019	150,885,060	155,835,901
2.625% due 07/15/2017	5,868,378	6,253,490
3.00% due 07/15/2012	63,242,650	66,997,682

		276,727,471
U.S. Treasury Bonds - 0.16%
1.75% due 01/15/2028	4,379,679	4,133,322
U.S. Treasury Notes - 0.04%
0.875% due 04/30/2011 ***	1,000,000	997,070

TOTAL U.S. TREASURY OBLIGATIONS (Cost $277,880,014)		$281,857,863

U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.05%
Federal Home Loan Bank - 0.06%
3.375% due 06/24/2011	1,400,000	1,456,711
Federal Home Loan Mortgage Corp. - 4.50%
0.8875% due 02/01/2011 (b)	1,600,000	1,596,987
0.9262% due 05/04/2011 (b)***	38,469,000	38,547,015
0.9369% due 08/05/2011 (b)***	28,400,000	28,411,604
1.125% due 06/01/2011	8,400,000	8,383,796
1.625% due 04/26/2011	9,700,000	9,773,846
4.035% due 06/01/2034 (b)	472,794	481,770
4.743% due 01/01/2029 (b)	298,012	307,557
4.875% due 06/13/2018	1,700,000	1,829,428
5.00% due 05/01/2018 to 12/14/2018	4,269,230	4,245,299
5.25% due 07/18/2011	800,000	864,148
5.50% due 05/01/2037 to 06/01/2038	16,704,064	17,271,922
6.00% due 03/01/2016 to 08/01/2038	1,220,160	1,278,319

The accompanying notes are an integral part of the financial statements.

119

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00% TBA **		$1,700,000	$1,774,242

			114,765,933
Federal National Mortgage
Association - 66.96%
2.638% due 06/01/2043 (b)		1,771,596	1,766,588
2.838% due 10/01/2040 (b)		293,619	294,411
4.121% due 05/01/2036 (b)		3,561,109	3,667,942
4.196% due 09/01/2035 (b)		4,870,045	4,945,643
4.50% due 05/01/2022 to 05/01/2023		6,872,589	7,023,935
4.807% due 07/01/2009 (b)		408	408
4.828% due 09/01/2035 (b)		730,203	754,159
5.00% due 11/01/2017 to 03/01/2037		98,859,140	102,005,626
5.00% due 03/01/2036 ***		61,667,679	62,987,750
5.045% due 05/01/2035 (b)		660,764	685,851
5.50% due 11/01/2016 to 03/01/2039		628,868,822	651,120,841
6.00% due 03/01/2016 to 02/01/2039		374,777,863	392,622,062
6.00% TBA **		460,000,000	480,700,000
6.50% due 03/01/2036 to 11/01/2037		158,254	168,995

			1,708,744,211
Government National Mortgage
Association - 0.29%
3.75% due 01/20/2032 to 02/20/2032 (b)		798,357	818,575
4.125% due 10/20/2029 to 11/20/2029 (b)		511,393	525,651
4.375% due 02/20/2024 (b)		183,343	189,868
4.625% due 09/20/2021 (b)		70,693	72,671
5.00% due 11/20/2034 to 03/20/2035		1,358,840	1,272,575
5.375% due 05/20/2023 to 05/20/2030 (b)		613,082	635,952
6.00% due 04/15/2037 to 08/15/2038		3,863,983	4,038,213

			7,553,505
Small Business Administration - 0.24%
4.504% due 02/10/2014		443,214	452,405
4.88% due 11/01/2024		130,726	135,869
5.13% due 07/01/2023		232,541	243,316
5.52% due 06/01/2024		4,584,614	4,818,304
6.344% due 08/10/2011		353,208	369,744
7.449% due 08/01/2010		45,403	46,965

			6,066,603

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,810,659,430)			$1,838,586,963

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%
Brazil - 0.05%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	2,600,000	1,306,966
South Africa - 0.02%
Republic of South Africa
5.875% due 05/30/2022		$500,000	461,875

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,019,914)			$1,768,841

CORPORATE BONDS - 24.55%
Basic Materials - 0.36%
Corporacion Nacional Del Cobre de Chile - CODELCO
6.15% due 10/24/2036 (f)		$400,000	$391,519
Nucor Corp.
5.75% due 12/01/2017		5,200,000	5,403,169
Rohm & Haas Company
6.00% due 09/15/2017		2,100,000	1,877,539
Vale Overseas, Ltd.
6.25% due 01/23/2017		700,000	705,785
6.875% due 11/21/2036		700,000	664,653

			9,042,665
Communications - 1.25%
AT&T Broadband Corp.
8.375% due 03/15/2013		200,000	228,000
AT&T Corp.
7.3 due 11/15/2011 (b)		1,538,000	1,686,639
AT&T, Inc.
4.95% due 01/15/2013		500,000	520,003
5.50% due 02/01/2018		400,000	399,415
6.30% due 01/15/2038		300,000	289,876
Comcast Corp.
1.4388% due 07/14/2009 (b)		4,400,000	4,401,214
5.875% due 02/15/2018		1,000,000	1,013,674
6.45% due 03/15/2037		1,000,000	985,539
France Telecom SA
7.75% due 03/01/2011		200,000	216,306
Qwest Capital Funding, Inc.
7.25% due 02/15/2011		113,000	109,610
Qwest Corp.
7.625% due 06/15/2015		2,700,000	2,538,000
Telecom Italia Capital SA
1.7169% due 07/18/2011 (b)		4,800,000	4,587,274
Time Warner, Inc.
1.15% due 11/13/2009 (b)		3,700,000	3,691,172
Verizon Global Funding Corp.
7.25% due 12/01/2010		200,000	212,948
Verizon Wireless Capital LLC
3.3163% due 05/20/2011 (b)(f)		10,700,000	11,012,194

			31,891,864
Consumer, Cyclical - 0.14%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011		108,778	103,883
DaimlerChrysler N.A. Holding Corp., MTN
1.4662% due 08/03/2009 (b)		3,500,000	3,489,391

			3,593,274
Consumer, Non-cyclical - 1.41%
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018		200,000	193,140
AstraZeneca PLC
5.90% due 09/15/2017		1,400,000	1,499,162
6.45% due 09/15/2037		1,400,000	1,551,988
Kraft Foods, Inc.
6.25% due 06/01/2012		100,000	107,774
Philip Morris International, Inc.
5.65% due 05/16/2018		2,000,000	2,096,386
President and Fellows of Harvard College
6.50% due 01/15/2039 (f)		21,300,000	24,086,040

The accompanying notes are an integral part of the financial statements.

120

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Roche Holdings, Inc.
7.00% due 03/01/2039 (f)		$5,600,000	$6,492,248
			36,026,738
Energy - 0.70%
El Paso Corp.
7.75% due 01/15/2032		5,475,000	4,456,765
Gaz Capital for Gazprom
6.212% due 11/22/2016 (f)		700,000	584,500
NGPL PipeCo LLC
6.514% due 12/15/2012 (f)		3,200,000	3,354,208
Peabody Energy Corp.
7.875% due 11/01/2026		1,200,000	1,035,000
Petroleum Export, Ltd.
5.265% due 06/15/2011 (f)		317,203	305,590
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (f)		1,500,000	1,256,835
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009		3,600,000	3,685,500
Williams Companies, Inc.
6.375% due 10/01/2010 (f)(j)		3,200,000	3,199,376

			17,877,774
Financial - 20.23%
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		3,000,000	3,101,958
American Express Bank FSB, BKNT
0.375% due 10/20/2009 (b)		4,300,000	4,299,505
6.00% due 09/13/2017		300,000	273,651
American Express Centurion Bank
5.55% due 10/17/2012		2,500,000	2,497,710
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		300,000	273,651
American Express Company
7.00% due 03/19/2018		1,000,000	971,038
American Express Credit Corp.
0.4963% due 12/02/2010 (b)		3,700,000	3,539,616
American Express Credit Corp., MTN
5.875% due 05/02/2013		2,800,000	2,780,313
American Express Travel Related Services Company, Inc.
5.25% due 11/21/2011		8,800,000	8,747,473
American Honda Finance Corp., MTN
1.0063% due 02/09/2010 (b)(f)		4,600,000	4,583,486
American International Group, Inc.
5.05% due 10/01/2015		800,000	431,550
5.375% due 10/18/2011		3,300,000	2,377,468
American International Group, Inc., MTN
0.7088% due 03/20/2012 (b)		5,200,000	2,707,791
4.95% due 03/20/2012		700,000	476,011
5.45% due 05/18/2017		100,000	52,636
5.85% due 01/16/2018		100,000	52,905
American International Group, Inc., Series 1
1.2169% due 10/18/2011 (b)		300,000	193,616
ANZ National International, Ltd.
1.0137% due 08/07/2009 (b)(f)		5,000,000	5,001,030
6.20% due 07/19/2013 (f)		3,900,000	4,017,671
ASIF I, EMTN
1.2419% due 07/26/2010 (b)		41,535,000	34,584,940
BAC Capital Trust VII
5.25% due 08/10/2035	GBP	900,000	$769,953
Bank of America Corp.
2.10% due 04/30/2012		$6,300,000	6,309,601
Bank of America NA, BKNT
6.00% due 10/15/2036		1,400,000	1,122,083
Barclays Bank PLC
5.45% due 09/12/2012		32,500,000	33,884,793
Bear Stearns Companies, Inc.
1.0931% due 08/15/2011 (b)		600,000	584,416
1.5069% due 07/19/2010 (b)		6,900,000	6,905,223
6.95% due 08/10/2012		4,900,000	5,325,585
Bear Stearns Companies, Inc., MTN
0.8425% due 08/21/2009 (b)		12,600,000	12,609,223
1.3919% due 07/16/2009 (b)		4,400,000	4,401,531
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(f)		2,500,000	1,279,150
Caelus Re, Ltd.
6.9175% due 06/07/2011 (b)(f)		1,400,000	1,273,720
Calabash Re, Ltd.
9.0244% due 01/08/2010 (b)(f)		3,100,000	2,950,752
China Development Bank
5.00% due 10/15/2015		500,000	516,040
CIT Group, Inc.
1.3062% due 11/03/2010 (b)		3,400,000	2,536,006
12.00% due 12/18/2018 (f)		2,000,000	939,602
CIT Group, Inc., MTN
0.9744% due 08/17/2009 (b)		6,600,000	6,414,401
Citibank NA
1.625% due 03/30/2011		1,700,000	1,713,301
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		13,700,000	10,683,603
Citigroup, Inc.
0.6313% due 12/28/2009 (b)		1,200,000	1,188,445
0.9025% due 06/09/2016 (b)		9,600,000	6,823,949
2.125% due 04/30/2012		1,000,000	1,004,390
5.30% due 10/17/2012		1,600,000	1,543,293
5.50% due 08/27/2012		3,800,000	3,682,295
5.50% due 04/11/2013		10,900,000	10,215,971
5.625% due 08/27/2012		2,500,000	2,340,585
5.85% due 07/02/2013		1,000,000	945,923
6.125% due 08/25/2036		4,200,000	3,127,597
Countrywide Financial Corp.
5.80% due 06/07/2012		4,000,000	4,024,924
Countrywide Financial Corp., EMTN
1.659% due 11/23/2010 (b)	EUR	5,700,000	7,630,812
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		$8,500,000	8,527,710
Credit Agricole SA
0.7138% due 05/28/2010 (b)(f)		3,900,000	3,878,975
Deutsche Bank AG
6.00% due 09/01/2017		6,700,000	6,834,750
Dexia Credit Local
1.2619% due 09/23/2011 (b)(f)		5,300,000	5,300,189
DnB NOR Bank ASA
1.2088% due 10/13/2009 (b)(f)		3,300,000	3,279,342
Ford Motor Credit Company LLC
5.70% due 01/15/2010		600,000	579,091
7.25% due 10/25/2011		100,000	86,494

The accompanying notes are an integral part of the financial statements.

121

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

r
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Ford Motor Credit Company LLC (continued)
7.375% due 10/28/2009		$2,900,000	$2,875,141
7.375% due 02/01/2011		2,700,000	2,444,243
7.875% due 06/15/2010		400,000	379,946
8.00% due 12/15/2016		1,100,000	840,982
8.625% due 11/01/2010		300,000	281,977
Fortis Bank Nederland Holding NV, EMTN
3.00% due 04/17/2012	EUR	1,600,000	2,263,521
General Electric Capital Corp.
1.80% due 03/11/2011		$700,000	706,311
2.25% due 03/12/2012		8,000,000	8,070,792
3.00% due 12/09/2011		4,200,000	4,332,926
5.50% due 09/15/2067 (b)(f)	EUR	12,700,000	10,066,144
5.875% due 01/14/2038		$4,200,000	3,323,825
General Electric Capital Corp., MTN
0.9531% due 08/15/2011 (b)		2,800,000	2,651,328
1.1769% due 01/20/2010 (b)		2,300,000	2,286,547
1.3569% due 01/08/2016 (b)		1,600,000	1,299,725
General Electric Capital Corp., Series A
1.2259% due 10/06/2010 (b)		800,000	785,670
General Electric Capital Corp., Series A, MTN
0.7494% due 12/15/2009 (b)		2,600,000	2,600,377
GMAC LLC
6.00% due 12/15/2011		600,000	503,767
Goldman Sachs Group, Inc.
5.625% due 01/15/2017		2,900,000	2,756,198
5.95% due 01/18/2018		8,200,000	7,953,664
6.15% due 04/01/2018		3,400,000	3,310,162
6.25% due 09/01/2017		6,600,000	6,530,218
Goldman Sachs Group, Inc., MTN
0.9344% due 11/16/2009 (b)		1,600,000	1,598,542
Goldman Sachs Group, Inc., Series B, MTN
1.43% due 07/23/2009 (b)		9,600,000	9,601,757
Goldman Sachs Group, Inc., Series E, MTN
6.375% due 05/02/2018	EUR	300,000	426,706
Goldman Sachs Group, Inc., Series GMTN
1.734% due 01/30/2017 (b)		1,000,000	1,144,397
HBOS Treasury Services PLC, MTN
1.1525% due 07/17/2009 (b)(f)		$5,800,000	5,796,717
HSBC Finance Corp.
1.1619% due 10/21/2009 (b)		2,600,000	2,592,390
HSBC Holdings PLC
6.50% due 05/02/2036		1,300,000	1,269,494
6.50% due 09/15/2037		1,600,000	1,547,701
International Lease Finance Corp., MTN
4.95% due 02/01/2011		4,100,000	3,487,558
International Lease Finance Corp., Series P
1.5313% due 01/15/2010 (b)		2,100,000	1,951,097
JPMorgan Chase & Company
6.00% due 01/15/2018		2,500,000	2,483,518
JPMorgan Chase & Company, MTN
1.0263% due 05/07/2010 (b)		5,600,000	5,590,995
JPMorgan Chase & Company, Series 1
7.90% due 12/31/2049 (b)		1,700,000	1,487,670
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017		5,400,000	5,256,025
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		700,000	556,376
KeyBank NA, BKNT
2.9063% due 06/02/2010 (b)		$5,400,000	$5,242,482
LeasePlan Corp. NV, EMTN
3.125% due 02/10/2012	EUR	700,000	993,590
Lehman Brothers Holdings, Inc., MTN
5.46% due 11/16/2009 ^ (b)		$8,000,000	1,180,000
5.50% due 05/25/2010 ^ (b)		1,800,000	265,500
5.5163% due 08/21/2009 ^ (b)		3,100,000	457,250
5.7269% due 07/18/2011 ^ (b)		2,700,000	398,250
6.875% due 05/02/2018 ^		1,100,000	176,000
Lloyds Banking Group PLC
5.92% due 10/01/2099 (f)		700,000	245,000
Longpoint Re, Ltd.
5.8744% due 05/08/2010 (b)(f)		1,700,000	1,652,400
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		4,300,000	3,806,618
Merrill Lynch & Company, Inc., EMTN
1.585% due 03/22/2011 (b)	EUR	2,000,000	2,552,046
Merrill Lynch & Company, Inc., MTN
0.9956% due 08/14/2009 (b)		$3,400,000	3,399,993
1.2919% due 07/25/2011 (b)		4,800,000	4,444,694
6.875% due 04/25/2018		9,300,000	8,607,671
MetLife, Inc.
6.40% due 12/15/2036 (b)		1,300,000	929,500
Metropolitan Life Global Funding I, MTN
0.8944% due 05/17/2010 (b)(f)		7,200,000	7,140,744
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (f)		2,300,000	2,219,169
Morgan Stanley, MTN
1.2213% due 01/15/2010 (b)		2,900,000	2,876,617
3.0056% due 05/14/2010 (b)		6,200,000	6,181,915
MUFG Capital Finance 5, Ltd.
6.299% due 01/25/2049 (b)	GBP	700,000	788,885
Mystic Re, Ltd.
10.6675% due 06/07/2011 (b)(f)		$1,100,000	1,013,270
National Australia Bank, Ltd.
0.6875% due 09/11/2009 (b)(f)		3,800,000	3,797,002
5.35% due 06/12/2013 (f)		3,300,000	3,399,020
Osiris Capital PLC, Series D
6.1312% due 01/15/2010 (b)(f)		1,900,000	1,868,492
Pricoa Global Funding I
0.8012% due 09/27/2013 (b)(f)		3,300,000	2,545,498
1.1394% due 01/30/2012 (b)(f)		3,900,000	3,659,300
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013		2,700,000	2,693,798
5.55% due 04/27/2015		4,300,000	4,251,277
Prudential Financial, Inc., MTN
6.625% due 12/01/2037		900,000	779,763
Residential Reinsurance 2007, Ltd., Series CL2
10.9175% due 06/07/2010 (b)(f)		700,000	665,210
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(f)		700,000	528,500
Royal Bank of Scotland PLC
1.32% due 04/08/2011 (b)(f)		4,600,000	4,593,270
2.625% due 05/11/2012 (f)		5,100,000	5,136,644
3.00% due 12/09/2011 (f)		12,900,000	13,172,190
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(f)		6,700,000	4,958,000

The accompanying notes are an integral part of the financial statements.

122

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Santander US Debt SA Unipersonal
0.6969% due 11/20/2009 (b)(f)		$4,100,000	$4,074,170
SLM Corp., MTN
1.2519% due 07/26/2010 (b)		500,000	453,827
SLM Corp., Series EMTN
3.125% due 09/17/2012	EUR	5,600,000	5,577,728
SMFG Preferred Capital, Ltd.
6.164% due 01/29/2049 (b)	GBP	3,009,000	3,215,041
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014 (f)		$6,500,000	6,516,211
Societe Financement de l’Economie Francaise, EMTN
2.125% due 05/20/2012	EUR	2,900,000	4,058,021
State Street Capital Trust IV
1.6294% due 06/15/2037 (b)		$600,000	345,759
Swedbank AB, EMTN
3.625% due 12/02/2011	EUR	100,000	144,724
TNK-BP Finance SA
6.125% due 03/20/2012 (f)		$700,000	645,750
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (f)		1,300,000	1,251,250
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		2,400,000	2,185,766
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		2,600,000	2,421,276
USB Capital IX
6.189% due 03/29/2049 (b)		500,000	337,500
Wachovia Bank NA, BKNT
0.7212% due 05/25/2010 (b)		5,500,000	5,471,015
Wachovia Corp, MTN
0.7175% due 12/01/2009 (b)		800,000	798,529
Wachovia Corp.
5.625% due 10/15/2016		300,000	286,593
5.75% due 02/01/2018		7,600,000	7,464,006
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (f)		1,500,000	1,084,350

			516,203,218
Industrial - 0.19%
Siemens Financieringsmaatschappij NV
0.9556% due 08/14/2009 (b)(f)		4,900,000	4,895,585
Technology - 0.24%
Dell, Inc.
4.70% due 04/15/2013		5,900,000	6,071,967
Utilities - 0.03%
Dominion Resources, Inc.
5.70% due 09/17/2012		150,000	159,555
PSEG Power LLC
6.95% due 06/01/2012		100,000	107,657
Virginia Electric & Power Company
6.35% due 11/30/2037		500,000	537,080

			804,292

TOTAL CORPORATE BONDS (Cost $655,324,083)			$626,407,377

CONVERTIBLE BONDS - 0.03%
Financial - 0.03%
RBS Capital Trust I
4.709% due 12/29/2049 (b)		$2,100,000	$861,000

TOTAL CONVERTIBLE BONDS (Cost $1,958,781)			$861,000

MUNICIPAL BONDS - 3.17%
Alaska - 0.25%
Northern Tobacco Securitization Corp., of Alaska Tobacco Settlement, Asset-Backed, Series A
5.00% due 06/01/2046		12,000,000	6,506,640
California - 1.00%
City of Los Angeles
5.00% due 06/01/2039		6,070,000	5,789,263
Golden State Tobacco Securitization Corp., California, Series 2003-A-1
6.75% due 06/01/2039		1,410,000	1,640,972
Los Angeles Unified School District of California
4.50% due 07/01/2022		6,200,000	6,112,952
State of California
5.00% due 11/01/2026		5,200,000	4,769,856
5.25% due 07/01/2014		3,480,000	3,683,545
5.65% due 04/01/2039		1,200,000	1,186,620
7.50% due 04/01/2034		1,300,000	1,194,999
7.55% due 04/01/2039		1,300,000	1,188,096

			25,566,303
Florida - 0.30%
Fort Lauderdale Florida Water and Sewer Revenue
5.00% due 09/01/2032		7,790,000	7,673,851
Illinois - 0.31%
Chicago Illinois Transit Authority, Series A
6.30% due 12/01/2021		200,000	208,666
6.899% due 12/01/2040		3,400,000	3,598,934
Chicago Illinois Transit Authority, Series B
6.30% due 12/01/2021		400,000	411,540
6.899% due 12/01/2040		3,300,000	3,570,204

			7,789,344
Iowa - 0.01%
Tobacco Settlement Authority of Iowa, Tobacco Settlement Revenue, Series A
6.50% due 06/01/2023		400,000	285,452
New Jersey - 0.56%
New Jersey State Turnpike Authority
7.414% due 01/01/2040		12,000,000	14,228,160
North Carolina - 0.39%
North Carolina Capital Facilities Finance Agency, Series B
5.00% due 10/01/2038		9,800,000	9,882,124
Rhode Island - 0.01%
Tobacco Settlement Financing Corp., of Rhode Island, Asset-Backed, Series A
6.25% due 06/01/2042		500,000	386,305
Texas - 0.20%
City of Houston
5.375% due 11/15/2038		5,000,000	4,996,000

The accompanying notes are an integral part of the financial statements.

123

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
Wisconsin - 0.14%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017	$2,900,000	$3,213,374
6.375% due 06/01/2032	200,000	223,722
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021	110,000	113,492
5.10% due 06/01/2022	25,000	25,726

		3,576,314

TOTAL MUNICIPAL BONDS (Cost $79,636,380)		$80,890,493

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.11%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A
4.39% due 02/25/2045 (b)	1,145,013	900,674
Bank of America Funding Corp., Series 2005-D, Class A1
3.7813% due 05/25/2035 (b)	2,150,203	1,825,399
Bank of America Funding Corp., Series 2004-A, Class 1A3
5.0015% due 09/20/2034 (b)	815,179	728,498
Bank of America Mortgage Securities, Inc., Series 2004-1, Class 5A1
6.50% due 02/25/2033	234,081	221,170
Bank of America Mortgage Securities, Inc., Series 2004-2, Class 5A1
6.50% due 10/25/2031	35,692	35,041
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1
4.8081% due 11/25/2034 (b)	1,511,284	1,250,201
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1
2.90% due 03/25/2035 (b)	20,534,336	17,746,574
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A2
4.1788% due 07/25/2034 (b)	91,020	78,059
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2
5.0882% due 01/25/2033 (b)	219,193	196,219
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
5.4086% due 01/25/2034 (b)	1,249,536	1,005,344
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1
4.9055% due 09/25/2034 (b)	138,019	81,374
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1
5.4863% due 10/25/2034 (b)	113,117	77,067
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 2A1
5.2968% due 09/25/2034 (b)	136,161	88,248
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 2A1
5.362% due 05/25/2035 (b)	3,093,584	1,999,988
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4904% due 09/25/2036 (b)	1,783,730	966,124
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
0.4737% due 02/25/2034 (b)	2,276,444	1,288,898
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4
5.70% due 06/11/2050	$5,200,000	$4,131,131
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4
5.471% due 01/12/2045 (b)	2,000,000	1,661,269
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A
4.70% due 12/25/2035	810,928	653,792
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.7475% due 08/25/2035 (b)	17,789,809	14,138,104
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306% due 12/10/2046	4,100,000	2,989,149
Countrywide Alternative Loan Trust, Series 2007-OA6, Class A1B
0.5138% due 06/25/2037 (b)	15,415,662	6,003,411
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1
6.25% due 12/25/2033	67,112	59,393
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-10, Class A2
5.75% due 05/25/2033	72,689	71,650
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-22, Class A3
4.7857% due 11/25/2034 (b)	3,042,797	2,307,218
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1
4.7113% due 02/20/2035 (b)	5,461,488	4,337,895
Countrywide Home Loans, Series 2005-3, Class 1A2
0.6037% due 04/25/2035 (b)	446,171	200,145
Countrywide Home Loans, Series 2003-R4, Class 2A
6.50% due 01/25/2034 (f)	196,729	142,598
Countrywide Home Loans, Series 2004-12, Class 11A2
4.5429% due 08/25/2034 (b)	102,118	63,930
Countrywide Home Loans, Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	803,969	545,873
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2A1
4.5772% due 09/25/2034 (b)	362,375	317,457
Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3
5.8464% due 03/15/2039 (b)	700,000	500,211
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4
5.695% due 09/15/2040 (b)	11,200,000	7,690,581
Federal Home Loan Mortgage Corp., Series 2007-3335, Class AF
0.4694% due 10/15/2020 (b)	18,730,286	18,671,656
Federal Home Loan Mortgage Corp., Series 2007-3335, Class BF
0.4694% due 07/15/2019 (b)	4,145,849	4,134,672
Federal Home Loan Mortgage Corp., Series 2204, Class Z
7.50% due 12/20/2029	896,492	979,994

The accompanying notes are an integral part of the financial statements.

124

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 2247, Class Z
7.50% due 08/15/2030	$487,160	$532,821
Federal Home Loan Mortgage Corp., Series 2362, Class ZA
6.50% due 09/15/2031	1,065,212	1,139,109
Federal Home Loan Mortgage Corp., Series 2503, Class PZ
6.00% due 09/15/2032	2,096,906	2,215,335
Federal Home Loan Mortgage Corp., Series 2863, Class KZ
5.00% due 09/15/2034	126,747	111,902
Federal Home Loan Mortgage Corp., Series 2901, Class UB
5.00% due 03/15/2033	800,000	814,625
Federal Home Loan Mortgage Corp., Series 2906, Class GZ
5.00% due 09/15/2034	375,521	347,259
Federal Home Loan Mortgage Corp., Series 2935, Class HJ
5.00% due 02/15/2035	400,000	399,078
Federal Home Loan Mortgage Corp., Series 2941, Class WE
5.00% due 03/15/2035	400,000	385,524
Federal Home Loan Mortgage Corp., Series 3149, Class LF
0.6194% due 05/15/2036 (b)	2,250,488	2,241,506
Federal Home Loan Mortgage Corp., Series 3335, Class FT
0.4694% due 08/15/2019 (b)	9,310,659	9,283,845
Federal Home Loan Mortgage Corp., Series T-63, Class 1A1
2.639% due 02/25/2045 (b)	296,823	282,686
Federal Home Loan Mortgage Corp., Series 24989, Class PE
6.00% due 08/15/2032	1,145,071	1,204,875
Federal National Mortgage Association, Series 2002-56, Class ZQ
6.00% due 08/01/2032	13,536,067	14,333,468
Federal National Mortgage Association, Series 2003-116, Class FA
0.7138% due 11/25/2033 (b)	332,646	330,546
Federal National Mortgage Association, Series 2003-21, Class M
5.00% due 02/25/2017	529,749	547,353
Federal National Mortgage Association, Series 2003-W1, Class 1A1
6.50% due 01/01/2033	486,202	513,722
Federal National Mortgage Association, Series 2004-11, Class A
0.4338% due 03/25/2034 (b)	43,777	41,362
Federal National Mortgage Association, Series 2004-T1, Class 1A1
6.00% due 01/25/2044	276,204	284,521
Federal National Mortgage Association, Series 2004-W2, Class 1A3F
0.6637% due 02/25/2044 (b)	186,254	180,633
Federal National Mortgage Association, Series 2005-14, Class KZ
5.00% due 03/25/2035	123,624	93,867
Federal National Mortgage Association, Series 2005-9, Class ZA
5.00% due 02/25/2035	$620,686	$580,180
Federal National Mortgage Association, Series 2006-5, Class 3A2
4.6314% due 02/25/2036 (b)	513,937	509,267
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/25/2031	6,512	5,794
GMAC Mortgage Corp Loan Trust, Series 2005-AR6, Class 3A1
5.3031% due 11/19/2035 (b)	847,085	641,179
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
0.3938% due 10/25/2046 (b)	2,143,205	1,763,331
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A
0.3938% due 01/25/2047 (b)	2,395,128	1,816,759
Greenwich Capital Commercial Funding Corp, Series 2005-GG3, Class A4
4.799% due 08/10/2042 (b)	300,000	255,324
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736% due 12/10/2049	19,150,000	15,397,418
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444% due 03/10/2039	1,600,000	1,275,383
GS Mortgage Securities Corp II, Series 2007-EOP, Class A1
0.4075% due 03/06/2020 (b)(f)	4,050,432	3,469,384
GS Mortgage Securities Corp II, Series 2007-GG10, Class A4
5.9932% due 08/10/2045 (b)	3,500,000	2,644,846
GS Mortgage Securities Corp., Series 2003-1, Class A2
1.0137% due 01/25/2032 (b)	25,140	16,200
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1
5.2413% due 11/25/2035 (b)	3,881,084	3,017,437
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A
0.5331% due 05/19/2035 (b)	648,470	289,877
Indymac Arm Trust, Series 2001-H2, Class A2
3.7077% due 01/25/2032 (b)	9,058	6,087
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A
0.4038% due 11/25/2046 (b)	1,193,045	1,110,848
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
6.0069% due 06/15/2049 (b)	200,000	170,341
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4
5.882% due 02/15/2051 (b)	1,200,000	898,644
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.42% due 01/15/2049	500,000	368,045
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1
5.0116% due 02/25/2035 (b)	1,808,269	1,580,725
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A1
4.99% due 11/15/2030	993,470	999,092

The accompanying notes are an integral part of the financial statements.

125

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A1
0.3994% due 09/15/2021 (b)(f)	$435,241	$384,980
Lehman XS Trust, Series 2006-16N, Class A1A
0.3938% due 11/25/2046 (b)	1,455,482	1,217,146
Mellon Residential Funding Corp., Series 2000-TBC2, Class A1
0.7994% due 06/15/2030 (b)	2,546,038	2,116,741
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 3A
1.3138% due 10/25/2035 (b)	608,757	484,509
Merrill Lynch Mortgage Investors, Inc., Series 2005-3, Class 5A
0.5638% due 11/25/2035 (b)	1,036,906	690,809
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.5238% due 02/25/2036 (b)	1,238,301	667,169
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4
5.485% due 03/12/2051 (b)	1,300,000	871,936
Morgan Stanley Capital I, Series 2007-IQ16, Class A4
5.809% due 12/12/2049	400,000	304,793
Morgan Stanley Capital I, Series 2007-XLFA, Class A1
0.38% due 10/15/2020 (b)(f)	1,019,520	754,261
Nomura Asset Acceptance Corp., Series 2004-R1, Class A2
7.50% due 03/25/2034 (f)	265,967	255,756
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
0.7138% due 02/25/2034 (b)	552,623	446,292
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
0.7138% due 02/25/2034 (b)	88,945	84,223
Residential Funding Mortgage Securities I, Series 2004-S2, Class A1
5.25% due 03/25/2034	136,259	135,802
Residential Funding Mortgage Securities I, Series 2004-S9, Class 1A23
5.50% due 12/25/2034	300,000	220,211
Sovereign Commercial Mortgage Securities Trust, Series 2007-C1, Class A2
5.8353% due 07/22/2030 (b)	700,000	615,675
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A
4.2665% due 07/25/2034 (b)	226,304	189,195
Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1
0.5437% due 05/25/2045 (b)	59,239	26,575
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3
0.5631% due 07/19/2035 (b)	2,625,529	1,648,686
Structured Asset Securities Corp., Series 2001-21A, Class 1A1
3.7155% due 01/25/2032 (b)	29,289	26,700
Structured Asset Securities Corp., Series 2002-1A, Class 4A
4.6873% due 02/25/2032 (b)	34,038	30,122
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1
0.4338% due 08/25/2011 (b)	5,582,939	5,120,285
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1
0.4238% due 11/25/2011 (b)	$2,104,704	$1,890,345
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1
0.4094% due 09/15/2021 (b)(f)	9,297,118	6,679,726
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509% due 04/15/2047	1,700,000	1,127,530
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1
0.3994% due 06/15/2020 (b)(f)	4,570,447	3,355,695
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
2.54% due 11/25/2042 (b)	349,496	201,044
WaMu Mortgage Pass-Through Certificates, Series 2002-AR2, Class A
2.877% due 02/27/2034 (b)	125,592	102,752
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.6037% due 10/25/2045 (b)	651,078	340,619
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.6237% due 01/25/2045 (b)	41,476	19,279
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.5437% due 04/25/2045 (b)	68,377	35,023
Washington Mutual Mortgage Securities Corp., Series 2002-AR9, Class 1A
2.7417% due 08/25/2042 (b)	1,066,649	674,535
Washington Mutual Mortgage Securities Corp., Series 2003-AR1, Class 2A
5.3801% due 02/25/2033 (b)	346,289	291,384
Washington Mutual, Inc., Series 2002-AR6, Class A
2.74% due 06/25/2042 (b)	13,936	10,116
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1
4.9468% due 01/25/2035 (b)	3,836,501	3,206,729
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	3,527,688	2,490,700

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $247,961,887)		$206,906,548

ASSET BACKED SECURITIES - 2.76%
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1
0.4038% due 06/25/2047 (b)	1,225,211	929,905
Brazos Student Finance Corp., Series 1998-A, Class A2
1.11% due 06/01/2023 (b)	94,528	93,810
Chase Issuance Trust, Series 2008-A7, Class A7
0.9694% due 11/15/2011 (b)	23,300,000	23,317,846
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1
0.4238% due 10/25/2046 (b)	850,628	800,566
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1
0.3638% due 12/25/2046 (b)	102,366	100,363

The accompanying notes are an integral part of the financial statements.

126

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Series 2006-17, Class 2A1
0.3638% due 03/25/2047 (b)	$329,400	$320,113
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1
0.3837% due 06/25/2047 (b)	1,256,027	1,163,474
Daimler Chrysler Auto Trust, Series 2008-B, Class A2B
1.2475% due 07/08/2011 (b)	3,495,320	3,497,281
Daimler Chrysler Auto Trust, Series 2008-B, Class A3B
1.7975% due 09/10/2012 (b)	2,100,000	2,091,115
EMC Mortgage Loan Trust, Series 2001-A Class A
0.6837% due 05/25/2040 (b)(f)	1,474,990	1,029,749
HFC Home Equity Loan Asset Backed Certificates, Series 2007-2, Class A1V
0.405% due 07/20/2036 (b)	1,537,368	1,429,994
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1
0.3638% due 12/25/2036 (b)	647,144	391,757
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2
0.3638% due 07/25/2036 (b)	1,335,617	1,265,437
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2
0.3638% due 08/25/2036 (b)	211,292	196,133
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
0.5938% due 10/25/2034 (b)	86,584	55,172
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1
0.3938% due 05/25/2037 (b)	1,422,275	1,150,270
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A
0.3837% due 08/25/2036 (b)	674,471	670,555
Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2A
0.3738% due 05/25/2037 (b)	2,831,561	2,322,512
Park Place Securities, Inc., Series 2004-MCW1, Class A1
0.6258% due 08/25/2034 (b)	3,163,718	2,357,844
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A
0.3938% due 10/25/2036 (b)	474,670	469,228
Residential Asset Securities Corp., Series 2006-KS9, Class AI1
0.3837% due 11/25/2036 (b)	357,572	352,774
Saxon Asset Securities Trust, Series 2006-3, Class A1
0.3738% due 10/25/2046 (b)	211,376	203,357
SBI Heloc Trust, Series 2006-1A, Class 1A2A
0.4837% due 08/25/2036 (b)(f)	624,442	561,175
SLM Student Loan Trust, Series 2008-9, Class A
2.5919% due 04/25/2023 (b)	20,823,043	21,238,284
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1
0.3938% due 06/25/2037 (b)	2,756,463	2,202,292
Structured Asset Securities Corp., Series 2006-11, Class A1
4.5993% due 10/25/2035 (b)(e)(f)	1,975,060	1,222,454
Structured Asset Securities Corp., Series 2006-BC3, Class A2
0.3638% due 10/25/2036 (b)	$1,182,819	$1,079,781

TOTAL ASSET BACKED SECURITIES (Cost $74,458,036)		$70,513,241

SUPRANATIONAL OBLIGATIONS - 0.02%
Government - 0.02%
Export-Import Bank of China
4.875% due 07/21/2015 (f)	500,000	519,512

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $496,023)		$519,512

DEFAULTED BONDS BEYOND MATURITY DATES - 0.07%
Financial - 0.07%
Lehman Brothers Holdings, Inc., MTN
4.2838% due 10/22/2008 ^	6,100,000	899,750
5.3744% due 11/24/2008 ^	2,300,000	339,250
5.415% due 12/23/2008 ^	500,000	73,750
5.5981% due 04/03/2009 ^ (b)	3,500,000	516,250

		1,829,000

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $12,402,765)		$1,829,000

PREFERRED STOCKS - 2.98%
Financial - 2.98%
Citigroup, Inc., Series E, 8.40%	2,500,000	1,875,175
DG Funding Trust (f)(i)	981	8,461,125
UBS Preferred Funding Trust V, Series 1 * (i)	5,400,000	3,186,000
Wells Fargo & Company, Series K (i)	75,400,000	62,582,000

		76,104,300

TOTAL PREFERRED STOCKS (Cost $93,773,973)		$76,104,300

TERM LOANS - 0.45%
Consumer, Non-cyclical - 0.06%
HCA, Inc.
7.36% due 11/16/2012 (b)	1,517,551	1,367,482
Financial - 0.39%
Chrysler Financial
9.00% due 08/03/2012 (b)	10,807,500	10,001,444

TOTAL TERM LOANS (Cost $12,000,602)		$11,368,926

OPTIONS - 0.59%
Call Options - 0.59%
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	38,200,000	1,358,705
Expiration 08/03/2009 at $3.45 *	163,600,000	5,818,958
Expiration 08/03/2009 at $3.45 *	34,900,000	1,241,330
Expiration 07/02/2009 at $3.60 *	29,900,000	1,207,912
Expiration 08/03/2009 at $3.85 *	126,800,000	5,506,049

		15,132,954

TOTAL OPTIONS (Cost $4,259,512)		$15,132,954

The accompanying notes are an integral part of the financial statements.

127

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 2.06%
Credit Suisse Tri-Party Repurchase Agreement dated 06/30/2009 at 0.07% to be repurchased at $7,000,014 on 07/01/2009, collateralized by $6,545,000 Federal National Mortgage Association, 6.00% due 05/15/2011 (valued at $7,177,902, including interest)	$7,000,000	$7,000,000
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.01% to be repurchased at $900,000 on 07/01/2009, collateralized by $932,600U.S. Treasury Notes, 2.00% due 11/30/2013 (valued at $921,597, including interest).	900,000	900,000
JPMorgan Chase & Company Tri-Party Repurchase Agreement dated 06/30/2009 at 0.09% to be repurchased at $37,500,094 on 07/01/2009, collateralized by $34,286,000 Federal National Mortgage Association, 5.375% due 06/12/2017 (valued at $38,250,319, including interest).	37,500,000	37,500,000
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $7,148,002 on 07/01/2009, collateralized by $7,235,000 Federal National Mortgage Association, 1.75% due 04/15/2011 (valued at $7,298,306, including interest).	7,148,000	7,148,000

TOTAL REPURCHASE AGREEMENTS (Cost $52,548,000)		$52,548,000

SHORT TERM INVESTMENTS - 0.03%
U.S. Treasury Bills zero coupon due 07/23/2009 ***	$700,000	$699,950

TOTAL SHORT TERM INVESTMENTS (Cost $699,950)		$699,950

Total Investments (Total Return Trust)
(Cost $3,326,079,350) - 127.99%		$3,265,994,968
Other assets and liabilities, net - (27.99)%		(714,307,999)

TOTAL NET ASSETS - 100.00%		$2,551,686,969

Schedule of Securities Sold Short

	Shares or Principal Amount	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 100.00%
Federal National Mortgage Association
5.00%, TBA **	$4,000,000	$4,071,875
5.50%, TBA **	11,000,000	$11,352,344

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $15,412,266)		$15,424,219

Total Securities Sold Short (Total Return Trust) (Proceeds $15,412,266)		$15,424,219

U.S. TREASURY OBLIGATIONS - 10.63%
Treasury Inflation-Protected
Securities (d) - 8.89%
2.00% due 01/15/2026 ***	$3,201,384	$3,134,354
2.375% due 01/15/2027 ***	3,055,626	3,163,526
0.875% due 04/15/2010	22,948,922	22,948,935

		29,246,815
U.S. Treasury Bonds - 0.82%
3.50% due 02/15/2039	2,510,000	2,170,372
8.875% due 02/15/2019	370,000	527,655

		2,698,027
U.S. Treasury Notes - 0.92%
2.375% due 03/31/2016	1,560,000	1,486,510
4.00% due 08/15/2018	540,000	560,124
4.75% due 05/31/2012	880,000	959,474

		3,006,108

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,598,400)		$34,950,950

U.S. GOVERNMENT AGENCY OBLIGATIONS - 87.39%
Federal Home Loan Bank - 8.36%
4.50% due 10/09/2009	11,700,000	11,835,509
5.00% due 09/18/2009	15,500,000	15,652,861

		27,488,370
Federal Home Loan Mortgage Corp. - 31.12%
0.9262% due 05/04/2011 (b)	46,000,000	46,093,288
2.125% due 03/23/2012	2,160,000	2,179,531
5.25% due 04/18/2016	2,850,000	3,154,993
5.351% due 01/01/2037 (b)	1,865,405	1,924,690
5.50% due 11/01/2035 to 01/01/2038	40,105,356	41,485,335
5.64% due 05/01/2037 (b)	1,041,065	1,089,616
5.854% due 01/01/2037 (b)	4,107,062	4,301,459
6.00% due 10/01/2010 to 12/01/2028	904,920	954,153
7.00% due 02/01/2011 to 06/01/2032	985,410	1,063,707
9.00% due 10/01/2017	12,698	14,036
9.50% due 08/01/2020	48,764	54,446
11.75% due 12/01/2013	1,172	1,208
12.00% due 07/01/2020	9,994	11,295

		102,327,757
Federal National Mortgage
Association - 44.81%
1.875% due 04/20/2012	2,300,000	2,309,352
4.75% due 11/19/2012	3,000,000	3,262,674
5.00% due 04/01/2019 to 05/01/2038	22,699,256	23,229,436
5.00% TBA **	62,825,000	64,001,921
5.50% due 04/01/2018 to 08/01/2037	20,295,349	21,113,415
5.50% TBA **	8,700,000	9,075,359
5.558% due 12/01/2036 (b)	123,193	127,867
5.574% due 05/01/2036 (b)	2,075,665	2,181,394
5.738% due 08/01/2037 (b)	2,934,815	3,084,307
6.00% due 10/01/2036 to 03/01/2037	8,276,549	8,689,408
6.00% TBA **	6,220,000	6,573,578
6.50% due 02/01/2026 to 06/01/2029	532,242	572,663
7.00% due 07/01/2022 to 01/01/2034	1,476,593	1,613,172
7.50% due 09/01/2029 to 02/01/2031	295,498	323,778
8.00% due 06/01/2017 to 03/01/2033	660,233	731,050
8.50% due 08/01/2019	205,128	227,970
9.00% due 05/01/2021	10,990	11,956

The accompanying notes are an integral part of the financial statements.

128

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
11.50% due 09/01/2013 to 04/01/2019	$45,000	$50,273
12.00% due 01/01/2013 to 04/01/2016	126,471	142,445
12.50% due 01/01/2013 to 09/01/2015	32,260	35,728
13.50% due 11/01/2014	16,186	17,836

		147,375,582
Government National Mortgage Association - 3.10%
5.00% TBA **	500,000	508,203
6.00% TBA **	7,700,000	8,020,438
6.50% due 02/15/2034 to 09/15/2034	829,239	890,845
7.50% due 02/15/2022 to 12/15/2027	388,939	425,694
8.50% due 06/15/2025	306,823	344,763
11.00% due 09/15/2015	1,514	1,738

		10,191,681

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $281,685,409)		$287,383,390

CORPORATE BONDS - 0.12%
Industrial - 0.12%
RailAmerica, Inc.
9.25% due 07/01/2017 (f)	410,000	395,650

TOTAL CORPORATE BONDS (Cost $393,315)		$395,650

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.47%
American Home Mortgage Assets, Series 2006-2, Class 2A1
0.5038% due 09/25/2046 (b)	1,267,077	531,850
American Home Mortgage Investment Trust, Series 2006-2, Class 1A1
0.3938% due 06/25/2046 (b)	592,476	492,366
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A1
4.3738% due 11/25/2034 (b)	249,328	170,367
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
5.2029% due 11/25/2034 (b)	985,517	595,451
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306% due 12/10/2046	3,080,000	2,245,507
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.6438% due 11/20/2035 (b)	589,348	266,176
Countrywide Alternative Loan Trust, Series 2006-OA10, Class 4A1
0.5038% due 08/25/2046 (b)	2,350,756	923,585
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A4
0.5038% due 09/25/2046 (b)	2,587,550	979,671
Countrywide Alternative Loan Trust, Series 2006-OA7, Class 3A1
0.5238% due 06/25/2046 (b)	1,495,345	571,203
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
0.525% due 07/25/2036 (b)	596,982	229,952
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B
0.515% due 07/20/2046 (b)	$2,586,897	$995,331
Countrywide Home Loans, Series 2004-12, Class 16A1
4.546% due 08/25/2034 (b)	252,046	144,824
Countrywide Home Loans, Series 2004-20, Class 2A1
3.8709% due 09/25/2034 (b)	280,493	178,426
Countrywide Home Loans, Series 2005-7, Class 2A1
0.6237% due 03/25/2035 (b)	657,896	307,010
Federal Home Loan Mortgage Corp., Series 2525, Class AM
4.50% due 04/15/2032	692,679	682,774
Federal National Mortgage Association Whole Loan, Series 2003-W14, Class 2A
5.2623% due 01/25/2043 (b)	1,350,998	1,374,217
Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A
0.4137% due 09/25/2046 (b)	1,401,194	1,125,512
Harborview Mortgage Loan Trust, Series 2004-2, Class 2A1
0.5731% due 06/19/2034 (b)	357,270	282,309
Impac CMB Trust, Series 2004-5, Class 1A1
0.6737% due 10/25/2034 (b)	215,492	130,274
Impac Secured Assets Corp., Series 2005-2, Class A1
0.6338% due 03/25/2036 (b)	1,499,915	616,420
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	3,400,000	2,748,659
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4
5.661% due 03/15/2039	900,000	757,178
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3
5.347% due 11/15/2038	2,620,000	2,082,782
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.6137% due 11/25/2035 (b)	82,057	35,012
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.5038% due 05/25/2046 (b)	1,933,914	722,590
Master Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
5.4248% due 10/25/2034 (b)	393,873	254,284
Master Adjustable Rate Mortgages Trust, Series 2004-15, Class 1A1
5.3718% due 12/25/2034 (b)	120,522	79,182
Master Adjustable Rate Mortgages Trust., Series 2007-3, Class 12A1
0.5138% due 05/25/2047 (b)	2,847,079	1,149,647
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.8399% due 05/12/2039 (b)	720,000	586,194
Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 1A2
0.3837% due 06/25/2036 (b)	805,831	673,051
Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A
0.5038% due 09/25/2046 (b)	1,888,920	786,955

The accompanying notes are an integral part of the financial statements.

129

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Residential Accredit Loans, Inc., Series 2005-QO3, Class A1
0.7138% due 10/25/2045 (b)	$93,202	$42,306
Residential Asset Mortgage Products, Inc., Series 2002-RP1, Class A1
1.1738% due 03/25/2033 (b)(f)	30,658	14,497
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2
3.9666% due 11/25/2034 (b)	73,230	52,284
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 2A1
5.1493% due 01/25/2035	37,140	25,135
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A1
0.4938% due 07/25/2046 (b)	1,769,296	727,098
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3
0.5038% due 07/25/2046 (b)	1,940,518	679,545
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1A
0.5238% due 08/25/2036 (b)	2,777,159	1,143,930
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
6.2066% due 09/25/2037 (b)	1,092,337	789,468
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1
6.1895% due 09/25/2037 (b)	1,034,038	664,586
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
0.5838% due 12/25/2045 (b)	1,707,874	806,802
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A2
0.6037% due 12/25/2045 (b)	238,864	105,923
Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.6037% due 12/25/2045 (b)	188,821	88,242

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,740,957)		$27,858,575

ASSET BACKED SECURITIES - 4.07%
ACE Securities Corp., Series 2006-GP1, Class A
0.4437% due 02/25/2031 (b)	1,090,941	656,119
ACE Securities Corp., Series 2006-SL3, Class A1
0.4137% due 06/25/2036 (b)	1,507,738	206,768
Aegis Asset Backed Securities Trust, Series 2004-2, Class A3
0.7937% due 06/25/2034 (b)	355,503	302,135
Bravo Mortgage Asset Trust, Series 2006-1A, Class A1
0.4437% due 07/25/2036 (b)(e)(f)	108,567	107,459
Countrywide Home Equity Loan Trust, Series 2004-I, Class A
0.6094% due 02/15/2034 (b)	1,383,067	475,598
Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A
0.5694% due 03/15/2030 (b)	1,516,859	384,914
Countrywide Home Equity Loan Trust, Series 2006-E, Class 2A
0.4594% due 07/15/2036 (b)	1,475,041	443,643
Countrywide Home Equity Loan Trust, Series 2007-GW, Class A
0.8694% due 08/15/2037 (b)	$2,399,173	$1,128,064
Credit Suisse Mortgage Capital Certificates, Series 2006-CF2, Class A1
0.5738% due 05/25/2036 (b)(f)	1,218,749	796,495
EMC Mortgage Loan Trust, Series 2006-A, Class A1
0.7638% due 12/25/2042 (b)(f)	455,344	313,139
GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1
1.0638% due 02/25/2031 (b)(f)	2,275,909	1,133,899
GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A
0.5238% due 11/25/2036 (b)	2,910,070	887,829
GSAA Home Equity Trust, Series 2005-5, Class A4
0.5838% due 02/25/2035 (b)	340,313	275,215
GSAMP Trust, Series 2006-S4, Class A1
0.4038% due 05/25/2036 (b)	868,305	108,647
IndyMac Seconds Asset Backed Trust, Series 2006-A, Class A
0.4437% due 06/25/2036 (b)	1,920,008	136,418
Lehman XS Trust, Series 2005-7N, Class 1A1B
0.6137% due 12/25/2035 (b)	107,461	26,343
Lehman XS Trust, Series 2006-2N, Class 1A1
0.5738% due 02/25/2046 (b)	541,295	226,704
Lehman XS Trust, Series 2006-GP3, Class 3A1A
0.3837% due 06/25/2046 (b)	815,084	682,401
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2
0.5938% due 09/25/2035 (b)	180,378	154,339
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A1
1.8138% due 10/25/2037 (b)	2,304,970	1,446,608
Morgan Stanley ABS Capital I, Series 2004-HE8, Class A7
0.8438% due 09/25/2034 (b)	100,766	58,932
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1
0.4638% due 03/25/2036 (b)	1,079,864	195,827
Nelnet Student Loan Trust, Series 2008-4, Class A4
2.5719% due 04/25/2024 (b)	570,000	561,610
RAAC Series, Series 2006-RP3, Class A
0.5838% due 05/25/2036 (b)(f)	1,706,921	576,947
SACO I Trust, Inc., Series 2006-6, Class A
0.4437% due 06/25/2036 (b)	1,410,654	97,713
SACO I Trust, Inc., Series 2006-7, Class A1
0.4437% due 07/25/2036 (b)	1,348,304	108,110
SLM Student Loan Trust, Series 2006-5, Class A2
1.0819% due 07/25/2017 (b)	784,088	783,575
Structured Asset Securities Corp., Series 2006-ARS1, Class A1
0.4238% due 02/25/2036 (b)(f)	1,107,999	122,869
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
0.5738% due 03/25/2036 (b)(e)(f)	1,878,400	986,154

TOTAL ASSET BACKED SECURITIES (Cost $33,704,210)		$13,384,474

The accompanying notes are an integral part of the financial statements.

130

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)

	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.02%
Financial - 0.02%
Federal Home Loan Mortgage Corp., Series Z *	39,750	$48,495
Federal National Mortgage Association, Series S *	28,575	38,291

		86,786

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$86,786

REPURCHASE AGREEMENTS - 15.76%
Goldman Sachs Tri-Party Repurchase Agreement dated 06/30/2009 at 0.01% to be repurchased at $18,950,005 on 07/01/2009, collateralized by $17,695,000 U.S. Treasury Bonds, 4.75% due 02/15/2037 (valued at $19,331,788, including interest)	$18,950,000	$18,950,000
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $32,871,009 on 07/01/2009, collateralized by $33,490,000 Federal National Mortgage Association, 1.00% due 05/18/2011 (valued at $33,531,863, including interest)	32,871,000	32,871,000

TOTAL REPURCHASE AGREEMENTS (Cost $51,821,000)		$51,821,000

Total Investments (U.S. Government Securities Trust) (Cost $453,651,416) - 126.46%		$415,880,825
Other assets and liabilities, net - (26.46)%		(87,024,434)

TOTAL NET ASSETS - 100.00%		$328,856,391

U.S. High Yield Bond Trust

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 75.09%
Basic Materials - 3.93%
AbitibiBowater, Inc.
9.375% due 12/15/2021 ^	$650,000	$94,250
American Pacific Corp.
9.00% due 02/01/2015	1,560,000	1,382,550
Bowater Canada Finance Corp.
7.95% due 11/15/2011 ^	24,000	4,320
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	1,475,000	1,489,750
8.375% due 04/01/2017	10,025,000	10,100,187
Georgia-Pacific Corp.
7.125% due 01/15/2017 (f)	730,000	678,900
Georgia-Pacific LLC
8.25% due 05/01/2016 (f)	1,000,000	970,000
Huntsman International LLC
7.875% due 11/15/2014	5,550,000	4,398,375
Innophos Holdings, Inc.
9.50% due 04/15/2012 (f)	600,000	525,000
Innophos, Inc.
8.875% due 08/15/2014	2,900,000	2,653,500
Mosaic Company
7.375% due 12/01/2014 (f)	$750,000	$772,500
7.625% due 12/01/2016 (f)	3,150,000	3,193,313
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	666,094

		26,928,739
Communications - 20.08%
Alltel Corp.
7.875% due 07/01/2032	4,600,000	5,341,410
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	4,050,000	1,377,000
CC Holdings GS V LLC
7.75% due 05/01/2017 (f)	4,700,000	4,582,500
Centennial Communications Corp.
10.00% due 01/01/2013	6,051,000	6,383,805
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^	1,975,000	2,083,625
Charter Communications Operating LLC
10.00% due 04/30/2012 ^ (f)	9,201,000	8,855,962
10.375% due 04/30/2014 ^ (f)	7,865,000	7,530,737
Cricket Communications, Inc.
9.375% due 11/01/2014	7,830,000	7,712,550
Crown Castle International Corp.
9.00% due 01/15/2015	1,675,000	1,704,313
CSC Holdings, Inc.
6.75% due 04/15/2012	3,440,000	3,319,600
8.50% due 04/15/2014 (f)	1,000,000	991,250
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	4,985,000	4,935,150
DirecTV Holdings LLC
6.375% due 06/15/2015	320,000	296,000
8.375% due 03/15/2013	11,239,000	11,267,097
EchoStar DBS Corp.
6.375% due 10/01/2011	2,150,000	2,085,500
6.625% due 10/01/2014	1,150,000	1,060,875
7.00% due 10/01/2013	600,000	570,000
7.125% due 02/01/2016	3,575,000	3,333,687
7.75% due 05/31/2015	3,425,000	3,262,312
Fisher Communications, Inc.
8.625% due 09/15/2014	4,050,000	3,553,875
Intelsat Corp.
9.25% due 08/15/2014 (f)	1,225,000	1,185,188
9.25% due 06/15/2016 (f)	2,950,000	2,824,625
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	4,475,000	4,447,031
Nielsen Finance LLC
zero coupon due 08/01/2016	6,150,000	3,951,375
10.00% due 08/01/2014	1,325,000	1,253,781
11.50% due 05/01/2016 (f)	800,000	778,000
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	2,775,000	2,775,000
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,740,000	3,412,750
Qwest Corp.
3.8794% due 06/15/2013 (b)	2,110,000	1,885,813
6.50% due 06/01/2017	1,250,000	1,100,000
7.50% due 06/15/2023	1,000,000	795,000
7.50% due 10/01/2014	600,000	572,250

The accompanying notes are an integral part of the financial statements.

131

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Qwest Corp. (continued)
7.875% due 09/01/2011	$800,000	$800,000
8.375% due 05/01/2016 (f)	450,000	434,250
8.875% due 03/15/2012	2,260,000	2,276,950
R.H. Donnelley Corp.
6.875% due 01/15/2013 ^	5,600,000	287,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	2,000,000	102,500
R.H. Donnelley, Inc.
11.75% due 05/15/2015 ^	1,385,000	637,100
Sprint Capital Corp.
6.875% due 11/15/2028	600,000	426,000
8.75% due 03/15/2032	21,695,000	17,464,475
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	3,955,000	3,925,338
United States West Communications, Inc.
6.875% due 09/15/2033	520,000	379,600
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,575,000	1,543,500
Videotron Ltee
6.375% due 12/15/2015	1,330,000	1,192,013
6.875% due 01/15/2014	1,881,000	1,739,925
9.125% due 04/15/2018	1,200,000	1,219,500

		137,656,212
Consumer, Cyclical - 5.51%
ALH Finance LLC
8.50% due 01/15/2013	3,745,000	3,276,875
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (f)	1,735,000	1,214,500
AMC Entertainment, Inc.
8.75% due 06/01/2019 (f)	4,625,000	4,347,500
American Tire Distributors Holdings, Inc.
7.4575% due 04/01/2012 (b)	475,000	321,812
10.75% due 04/01/2013	1,475,000	1,200,281
AmeriGas Partners LP
7.125% due 05/20/2016	1,840,000	1,683,600
7.25% due 05/20/2015	1,557,000	1,459,688
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (f)	800,000	816,000
Cinemark USA, Inc.
8.625% due 06/15/2019 (f)	5,000,000	4,925,000
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	104,721	78,541
Ford Motor Company
9.50% due 09/15/2011	600,000	498,000
General Motors Corp.
6.75% due 05/01/2028 ^	2,050,000	246,000
7.20% due 01/15/2011 ^	575,000	71,875
Goodyear Tire & Rubber Company
5.01% due 12/01/2009 (b)	1,450,000	1,435,500
7.857% due 08/15/2011	1,475,000	1,438,125
10.50% due 05/15/2016	550,000	555,500
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	342,500
O’Charleys, Inc.
9.00% due 11/01/2013	5,700,000	4,959,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,150,000	2,107,000
River Rock Entertainment Authority
9.75% due 11/01/2011	$4,735,000	$3,551,250
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	3,315,000	2,320,500
Suburban Propane Partners LP
6.875% due 12/15/2013	1,005,000	924,600

		37,773,647
Consumer, Non-cyclical - 15.14%
Biomet, Inc.
11.625% due 10/15/2017	5,900,000	5,782,000
Centene Corp.
7.25% due 04/01/2014	2,550,000	2,339,625
Community Health Systems, Inc.
8.875% due 07/15/2015	7,970,000	7,810,600
Cornell Companies, Inc.
10.75% due 07/01/2012	3,915,000	3,875,850
Corrections Corp. of America
6.25% due 03/15/2013	1,715,000	1,624,962
7.75% due 06/01/2017	1,650,000	1,625,250
DaVita, Inc.
6.625% due 03/15/2013	400,000	377,000
Del Monte Corp.
8.625% due 12/15/2012	3,600,000	3,645,000
Education Management Corp.
8.75% due 06/01/2014	1,400,000	1,358,000
Geo Group, Inc.
8.25% due 07/15/2013	4,545,000	4,431,375
H&E Equipment Services, Inc.
8.375% due 07/15/2016	3,200,000	2,568,000
HCA, Inc.
7.875% due 02/01/2011	740,000	727,975
8.50% due 04/15/2019 (f)	1,150,000	1,127,000
9.125% due 11/15/2014	650,000	643,500
9.25% due 11/15/2016	8,700,000	8,569,500
HCA, Inc., PIK
9.625% due 11/15/2016	1,893,000	1,874,070
Health Management Associates, Inc.
6.125% due 04/15/2016	1,775,000	1,522,062
Healthsouth Corp.
10.75% due 06/15/2016	1,150,000	1,155,750
Iron Mountain, Inc.
8.00% due 06/15/2020	3,525,000	3,278,250
Lender Processing Services, Inc.
8.125% due 07/01/2016	5,150,000	5,047,000
Mac-Gray Corp.
7.625% due 08/15/2015	3,950,000	3,757,437
Multiplan, Inc.
10.375% due 04/15/2016 (f)	2,750,000	2,646,875
NCO Group, Inc.
11.875% due 11/15/2014	4,625,000	2,428,125
Omnicare, Inc.
6.125% due 06/01/2013	750,000	678,750
6.875% due 12/15/2015	2,345,000	2,116,362
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	255,863
7.625% due 06/01/2016	5,407,000	5,423,205
Rural/Metro Corp.
9.875% due 03/15/2015	1,950,000	1,718,438

The accompanying notes are an integral part of the financial statements.

132

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Rural/Metro Corp. (continued)
12.75 due 03/15/2016	$1,250,000	$887,500
Service Corp. International
6.75% due 04/01/2016	500,000	451,250
7.00% due 06/15/2017	2,755,000	2,493,275
7.50% due 04/01/2027	4,810,000	3,775,850
7.625% due 10/01/2018	1,850,000	1,715,875
7.875% due 02/01/2013	850,000	816,000
Sheridan Group, Inc.
10.25% due 08/15/2011	1,600,000	960,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,935,000	1,915,650
Tenet Healthcare Corp.
6.875% due 11/15/2031	635,000	381,000
9.00% due 05/01/2015 (f)	2,125,000	2,140,938
10.00% due 05/01/2018 (f)	2,125,000	2,231,250
The Cooper Companies, Inc.
7.125% due 02/15/2015	5,050,000	4,709,125
United Surgical Partners International, Inc.
8.875% due 05/01/2017	3,160,000	2,875,600

		103,761,137
Energy - 7.49%
Calfrac Holdings LP
7.75% due 02/15/2015 (f)	2,950,000	2,537,000
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	178,000
6.625% due 01/15/2016	2,335,000	2,048,962
6.875% due 01/15/2016	400,000	353,000
6.875% due 11/15/2020	1,900,000	1,529,500
7.50% due 09/15/2013	750,000	718,125
9.50% due 02/15/2015	950,000	957,125
El Paso Corp, Series GMTN
8.05% due 10/15/2030	700,000	582,408
El Paso Corp.
6.875% due 06/15/2014	500,000	466,622
6.95% due 06/01/2028	900,000	677,145
7.00% due 06/15/2017	3,250,000	2,959,950
7.25% due 06/01/2018	2,700,000	2,492,870
7.75% due 01/15/2032	6,315,000	5,140,543
8.25% due 02/15/2016	975,000	948,188
Forest Oil Corp.
7.25% due 06/15/2019	1,475,000	1,320,125
8.50% due 02/15/2014 (f)	450,000	442,125
Hilcorp Energy I LP
7.75% due 11/01/2015 (f)	1,360,000	1,149,200
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (f)	3,980,000	3,462,600
Key Energy Services, Inc.
8.375% due 12/01/2014	4,450,000	3,927,125
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	24,000	22,845
Sabine Pass LNG LP
7.50% due 11/30/2016	14,100,000	11,385,750
7.50% due 11/30/2016 (f)	1,250,000	1,009,375
SandRidge Energy, Inc.
8.00% due 06/01/2018 (f)	1,475,000	1,261,125
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015	2,375,000	2,131,563
Swift Energy Company
7.125% due 06/01/2017	$4,250,000	$2,996,250
Tennessee Gas Pipeline Company
8.00% due 02/01/2016	600,000	628,500

		51,326,021
Financial - 10.93%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	3,535,000	3,402,437
Chukchansi Economic Development Authority
4.9125% due 11/15/2012 (b)(f)	1,439,000	935,350
8.00% due 11/15/2013 (f)	1,805,000	1,209,350
CIT Group, Inc.
5.40% due 01/30/2016	1,500,000	847,003
5.65% due 02/13/2017	2,578,000	1,454,559
5.80% due 10/01/2036	875,000	470,367
6.00% due 04/01/2036	6,680,000	3,078,311
7.625% due 11/30/2012	1,300,000	890,170
12.00% due 12/18/2018 (f)	2,914,000	1,369,000
Citigroup, Inc.
5.875% due 02/22/2033	5,225,000	3,864,603
6.00% due 10/31/2033	1,550,000	1,156,635
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (f)	2,550,000	2,502,537
Ford Motor Credit Company LLC
7.00% due 10/01/2013	2,710,000	2,178,927
7.25% due 10/25/2011	100,000	86,494
7.375% due 10/28/2009	3,425,000	3,395,641
8.00% due 12/15/2016	8,800,000	6,727,855
GMAC LLC
6.00% due 12/15/2011 (f)	2,792,000	2,387,160
6.875% due 09/15/2011 (f)	1,203,000	1,052,625
HUB International Holdings, Inc.
10.25% due 06/15/2015 (f)	5,525,000	4,067,781
KAR Holdings, Inc.
8.75% due 05/01/2014	1,375,000	1,179,063
10.00% due 05/01/2015	10,555,000	8,655,100
Lehman Brothers Holdings, Inc.
7.875% due 08/15/2010 ^	3,400,000	501,500
National Retail Properties, Inc.
5.125% due 06/15/2028	3,675,000	3,339,656
6.875% due 10/15/2017	450,000	384,000
NSG Holdings, Inc.
7.75% due 12/15/2025 (f)	2,445,000	1,956,000
Nuveen Investments, Inc.
10.50% due 11/15/2015 (f)	15,245,000	10,519,050
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,425,000	719,625
Realty Income Corp.
6.75% due 08/15/2019	2,776,000	2,500,901
USI Holdings Corp.
9.75% due 05/15/2015 (f)	5,250,000	3,517,500
Ventas Realty LP, Series 1
6.50% due 06/01/2016	675,000	604,969

		74,954,169
Industrial - 4.52%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	712,250
6.875% due 06/01/2017	725,000	717,750

The accompanying notes are an integral part of the financial statements.

133

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	$200,000	$201,500
7.125% due 05/15/2016	3,175,000	3,190,875
Crown Americas LLC
7.625% due 05/15/2017 (f)	500,000	482,500
Crown Holdings, Inc.
8.00% due 04/15/2023	5,165,000	4,441,900
Esco Corp.
4.5044% due 12/15/2013 (b)(f)	625,000	488,281
8.625% due 12/15/2013 (f)	375,000	324,375
Graham Packaging Company
9.875% due 10/15/2014	2,900,000	2,697,000
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,450,000	3,156,750
L-3 Communications Corp.
5.875% due 01/15/2015	3,350,000	2,973,125
Muzak Finance Corp.
13.00% due 03/15/2010 ^ (e)	700,000	35,000
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	4,115,000	2,988,519
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016 (f)	750,000	727,500
8.25% due 05/15/2013	2,525,000	2,537,625
Owens-Illinois, Inc.
7.80% due 05/15/2018	650,000	613,438
RailAmerica, Inc.
9.25% due 07/01/2017 (f)	3,475,000	3,353,375
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,356,250

		30,998,013
Technology - 4.31%
Affiliated Computer Services, Inc.
5.20% due 06/01/2015	6,900,000	5,865,000
First Data Corp.
9.875% due 09/24/2015	7,500,000	5,325,000
Open Solutions, Inc.
9.75% due 02/01/2015 (f)	5,370,000	2,201,700
Seagate Technology HDD Holdings
6.80% due 10/01/2016	3,225,000	2,765,437
Seagate Technology International
10.00% due 05/01/2014 (f)	250,000	257,813
SunGard Data Systems, Inc.
4.875% due 01/15/2014	1,360,000	1,203,600
9.125% due 08/15/2013	505,000	477,225
10.25% due 08/15/2015	12,365,000	11,422,169

		29,517,944
Utilities - 3.18%
Calpine Construction Finance Company LP
8.00% due 06/01/2016 (f)	2,450,000	2,345,875
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (f)	5,860,000	5,596,300
NRG Energy, Inc.
7.25% due 02/01/2014	450,000	436,500
7.375% due 02/01/2016	6,159,000	5,827,954
7.375% due 01/15/2017	$8,050,000	$7,587,125

		21,793,754

TOTAL CORPORATE BONDS (Cost $540,257,972)		$514,709,636

CONVERTIBLE BONDS - 0.26%
Consumer, Cyclical - 0.26%
WESCO International, Inc.
1.75% due 11/15/2026	2,132,000	1,766,895

TOTAL CONVERTIBLE BONDS (Cost $1,391,048)		$1,766,895

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.15%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (f)	1,250,000	1,041,637

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,249,977)		$1,041,637

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.02%
Financial - 0.02%
Wimar Landco LLC, Tranche B
4.500% due 09/03/2008 ^	750,000	148,125

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $750,000)		$148,125

PREFERRED STOCKS - 0.05%
Financial - 0.05%
Preferred Blocker, Inc., 7.00% (f)	847	364,263

TOTAL PREFERRED STOCKS (Cost $169,400)		$364,263

TERM LOANS - 19.91%
Basic Materials - 1.19%
Bolthouse, Term Loan B
2.625% due 06/30/2012 (b)	236,650	223,782
Celanese Holdings LLC, Letter of Credit
2.942% due 04/02/2014 (b)	1,565,344	1,415,071
Celanese Holdings LLC, Tranche B
0.411% due 04/02/2014 (b)	166,667	153,982
Georgia-Pacific Corp., Tranche B
2.557% due 12/23/2012 (b)	2,852,987	2,683,428
Georgia-Pacific Corp., Tranche B2
2.315% due 12/22/2012 (b)	2,074,202	1,950,928
Huntsman International LLC
2.058% due 04/19/2014 (b)	1,936,882	1,728,668

		8,155,859
Communications - 2.57%
Barrington Broadcasting Company
5.162% due 08/11/2013 (b)	1,479,420	824,777
Centennial Cellular Operating
2.603% due 02/09/2011 (b)	1,000,000	991,344
Charter Communications Operating LLC, Tranche 3
6.750% due 03/01/2014 (b)	750,000	593,812

The accompanying notes are an integral part of the financial statements.

134

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Communications (continued)
Charter Communications Operating LLC, Tranche B1
6.250% due 03/06/2014 (b)	$1,733,700	$1,561,413
Citadel Broadcasting Corp.
2.597% due 06/12/2014 (b)	1,250,000	647,916
Crown Castle International Corp.
1.810% due 03/05/2014 (b)	2,330,210	2,156,537
Getty Images, Inc.
6.250% due 07/02/2015 (b)	444,375	440,626
Gray Television, Inc.
3.820% due 12/31/2014 (b)	4,880,224	2,992,188
Intelsat Corp., Term Loan B2A
2.819% due 01/03/2014 (b)	829,206	761,053
Intelsat Corp., Term Loan B2B
2.819% due 01/03/2014 (b)	828,954	760,822
Intelsat Corp., Term Loan B2C
2.819% due 01/03/2014 (b)	828,954	760,822
Intelsat, Ltd., Tranche B
2.819% due 07/28/2011 (b)	2,074,860	1,921,839
Level 3 Communications, Inc.
3.155% due 03/01/2014 (b)	1,250,000	1,037,110
Local TV Finance LLC
2.310% due 05/07/2013 (b)	1,891,988	1,191,953
MetroPCS Wireless, Inc., Term Loan B
3.045% due 11/03/2013 (b)	992,347	942,606

		17,584,818
Consumer, Cyclical - 5.79%
Alliance Laundry Systems
3.598% due 01/27/2012 (b)	520,000	499,200
Allison Transmission, Inc., Tranche B
3.071% due 08/07/2014 (b)	1,750,000	1,383,125
BLB Wembley Holdings, Inc.
4.750% due 06/30/2011 (b)	697,570	331,346
Bombardier Recreational Products, Inc., Tranche B
4.750% due 06/26/2013 (b)	800,000	568,000
Federal Mogul Corp., Tranche B
2.256% due 12/27/2014 (b)	2,912,722	1,936,960
Federal Mogul Corp., Tranche C
2.249% due 12/27/2015 (b)	2,333,632	1,551,865
Ford Motor Company, Tranche B
3.594% due 11/29/2013 (b)	6,759,158	4,873,353
General Motors Corp., Tranche B
7.055% due 11/17/2013 (b)	9,107,000	9,015,930
Greektown Casino LLC, Tranche B
7.000% due 12/03/2012 (b)	1,600,000	976,000
Greektown Holdings, LLC
7.000% due 03/23/2014 (b)	758,453	462,656
11.750% due 09/09/2009 (b)	4,258,348	4,151,889
Greenwood Racing
2.560% due 11/14/2011 (b)	2,438,645	2,243,554
HMSC
5.810% due 04/03/2014 (b)	550,000	192,500
HMSC, Tranche 1 Lien
2.560% due 04/03/2014 (b)	394,950	244,869
Iconix Brand Group, Inc.
2.560% due 11/07/2013 (b)	425,095	391,087
Live Nation Worldwide
3.729% due 12/21/2013 (b)	849,149	772,725
National Cinemedia LLC
2.380% due 02/13/2015 (b)	$312,000	$285,948
Penn National Gaming, Inc.
2.103% due 05/26/2012 (b)	4,737,298	4,533,002
Pep Boys - Manny, Moe & Jack
2.670% due 01/31/2013 (b)	236,376	206,238
Regal Cinemas Corp.
4.348% due 11/10/2010 (b)	246,827	239,693
Riviera Holding Corp.
5.130% due 06/08/2014 (b)	1,250,000	568,750
Tire Rack Holdings, Inc.
2.060% due 06/24/2012 (b)	683,722	605,094
Yonkers Racing Corp.
10.500% due 08/12/2011 (b)	3,723,850	3,677,302

		39,711,086
Consumer, Non-cyclical - 3.42%
Acosta, Inc.
2.560% due 07/28/2013 (b)	994,885	931,046
AGA Medical Corp., Tranche B
2.675% due 04/28/2013 (b)	950,000	800,375
AmWINS Group, Inc.
3.138% due 06/07/2013 (b)	2,007,451	1,234,583
6.110% due 06/07/2014 (b)	3,377,865	1,114,695
Carestream Health, Inc., Tranche B
2.310% due 04/30/2013 (b)	689,714	607,236
Coinmach Laundry Corp.
3.760% due 12/19/2012 (b)	989,975	761,456
Community Health Systems, Inc., Tranche B
2.898% due 06/30/2014 (b)	4,584,951	4,119,162
Community Health Systems, Inc., Tranche Delayed Draw
2.560% due 06/30/2014 (b)	233,904	210,141
Dole Foods Company, Tranche B
8.000% due 04/12/2013 (b)	621,150	621,146
Dole Foods Company, Tranche C
8.000% due 04/12/2013 (b)	2,314,460	2,314,446
Dole Foods, Letter of Credit
7.979% due 04/12/2013 (b)	354,415	354,412
Education Management Corp., Tranche C
2.375% due 05/29/2011 (b)	691,953	635,516
Goodyear Tire & Rubber Company, Tranche 2
2.070% due 04/30/2014 (b)	4,000,000	3,381,428
Health Management Associate, Inc.
2.348% due 02/28/2014 (b)	1,325,278	1,164,795
Healthsouth Corp., Tranche B
2.570% due 03/10/2013 (b)	1,538,205	1,435,475
Rural/Metro Operating Company, LLC
3.818% due 03/04/2011 (b)	284,483	274,526
3.840% due 03/04/2011 (b)	193,966	187,177
Sun Healthcare Group, Inc.
3.116% due 04/12/2014 (b)	1,372,734	1,204,574
Sun Healthcare Group, Inc., Letter of Credit
2.598% due 04/12/2014 (b)	288,624	253,268
Toys R Us, Inc., Tranche B
3.320% due 12/07/2010 (b)	2,010,314	1,836,297

		23,441,754

The accompanying notes are an integral part of the financial statements.

135

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)

	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Energy - 2.33%
Covanta Energy Corp., Letter of Credit
1.580% due 02/02/2014 (b)	$1,060,696	$989,762
Covanta Energy Corp., Tranche B
1.857% due 02/02/2014 (b)	2,106,062	1,965,219
Dynegy Holdings, Inc.
1.810% due 04/02/2013 (b)	3,283,980	2,937,337
Dynegy Holdings, Inc., Tranche B
1.810% due 03/31/2013 (b)	164,573	147,201
Longview Power LLC, Letter of Credit
2.875% due 02/28/2013 (b)	166,667	125,000
Longview Power LLC, Tranche B
2.938% due 02/28/2014 (b)	500,000	375,000
Longview Power LLC, Tranche Delayed Draw
2.938% due 02/28/2014 (b)	583,333	437,500
Tenaska Power, 1st Lien Term Loan
2.310% due 12/15/2013 (b)	1,112,120	1,041,686
Tenaska Power, Term Loan
0.498% due 12/15/2013 (b)	379,224	356,202
2.100% due 12/15/2011 (b)	118,879	111,350
Texas Competitive Electric Holdings Company LLC
3.821% due 10/10/2014 (b)	10,481,875	7,469,646

		15,955,903
Financial - 1.89%
BNY ConvergEx Group, Tranche 1
3.310% due 08/17/2013 (b)	1,250,000	1,161,459
Capital Automotive LP
2.070% due 12/16/2010 (b)	2,665,217	2,025,564
CCM Merger, Inc.
8.500% due 07/21/2012 (b)	1,383,603	1,155,308
Emdeon Business Services LLC, Tranche 1B
2.478% due 11/16/2013 (b)	457,036	427,329
Emdeon Business Services LLC, Tranche 2
5.479% due 05/16/2014 (b)	1,000,000	895,000
Linsco/Private Ledger Corp., Tranche B
2.200% due 06/27/2013 (b)	2,352,031	2,128,588
Nuveen Investments, Inc.
3.309% due 11/13/2014	897,727	709,483
TD Ameritrade Holding Corp.
1.820% due 12/31/2012 (b)	575,000	553,581
TPF Generation Holdings LLC, Tranche 2
4.560% due 12/15/2014 (b)	2,800,000	2,286,668
VNU Nielsen Financial LLC, Tranche B
2.321% due 08/09/2013 (b)	1,770,627	1,606,844
		12,949,824
Industrial - 0.72%
Coffeyville Resources, Inc., Letter of Credit
8.750% due 12/28/2010 (b)	493,694	447,410
Coffeyville Resources, Inc., Tranche D
8.750% due 12/28/2013 (b)	2,850,627	2,658,210
Graham Packaging Company
2.617% due 10/07/2011 (b)	1,246,811	1,182,022
Rexnord Holdings, Inc.
9.680% due 02/21/2013 (b)	1,481,528	611,130

		4,898,772
Technology - 0.92%
Affiliated Computer Services, Inc.
2.308% due 03/29/2013 (b)	419,858	398,078
First Data Corp., Tranche B2
0.00% due 09/24/2014 (k)	$750,000	$563,123
Reynolds & Reynolds Company, Inc.
2.310% due 10/24/2012 (b)	154,988	128,640
SunGard Data Systems, Inc., Tranche B1
2.463% due 01/31/2013 (b)	673,582	623,063
Vertafore, Inc.
3.161% due 03/15/2012 (b)	997,455	907,684
Vertafore, Inc., 2nd Lien Term Loan
6.411% due 01/24/2013 (b)	1,250,000	987,500
Web Services
7.00% due 08/04/2014 (b)	2,888,500	2,729,632

		6,337,720
Utilities - 1.08%
Calpine Corp.
3.475% due 03/29/2014 (b)	5,730,970	5,060,768
NRG Energy, Inc.
2.016% due 02/01/2013 (b)	1,525,704	1,432,428
NRG Energy, Inc., Tranche L
2.348% due 02/01/2013 (b)	815,080	765,249
NSG Holdings
2.129% due 06/15/2014 (b)	144,496	131,853
NSG Holdings, Letter of Credit
2.129% due 06/15/2014 (b)	24,169	22,054

		7,412,352

TOTAL TERM LOANS (Cost $136,997,036)		$136,448,088

REPURCHASE AGREEMENTS - 4.27%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $29,250,008 on 07/01/2009, collateralized by $7,450,000 U.S. Treasury Bills, zero coupon due 04/01/2010 (valued at $7,427,650, including interest) and $22,215,000 Federal National Mortgage Association, 1.75% due 04/15/2011 (valued at $22,409,381, including interest)	$29,250,000	$29,250,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,250,000)		$29,250,000

Total Investments (U.S. High Yield Bond Trust) (Cost $710,065,433) - 99.75%		$683,728,644
Other assets and liabilities, net - 0.25%		1,729,231
TOTAL NET ASSETS - 100.00%		$685,457,875

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

136

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBA	- Small Business Administration
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and/or is in default of interest payments

*	Non-Income Producing

(a)	All or a portion of this security was out on loan

(b)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(c)	The investment is an affiliate of the fund, the adviser and/or the subadviser.

(d)	Principal amount of security is adjusted for inflation.

(e)	Security Fair Valued on June 30, 2009.

(f)

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at June 30, 2009.

(h)	Security Purchased on a when-issued or delayed delivery basis.

(i)	Variable Rate Preferred

(j)	Credit Linked Note (CLN): A security purchased from a trust, and collateralized with AAA rated securities, allowing the issuer to transfer specific credit risk to investors.

(k)	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

**	Purchased on a forward commitment.

***	At period end, all or a portion of this security has been held at broker to meet the margin requirements on open financial futures.

The accompanying notes are an integral part of the financial statements.

137

Item 6.(b)

Item 6.(c)

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited)
(showing percentage of total net assets)

500 Index Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.50%
Basic Materials - 3.61%
Air Products & Chemicals, Inc.	112,042	$7,236,793
AK Steel Holding Corp.	58,350	1,119,737
Alcoa, Inc.	520,230	5,373,976
Allegheny Technologies, Inc. (a)	52,338	1,828,166
Biogen Idec, Inc. *	154,081	6,956,757
CF Industries Holdings, Inc.	25,845	1,916,148
Dow Chemical Company	574,502	9,272,462
E.I. Du Pont de Nemours & Company	482,482	12,361,189
Eastman Chemical Company	38,789	1,470,103
Ecolab, Inc.	89,656	3,495,687
Eli Lilly & Company	539,911	18,702,517
Freeport-McMoRan Copper & Gold, Inc., Class B	219,863	11,017,335
International Flavors & Fragrances, Inc.	42,019	1,374,862
International Paper Company	230,784	3,491,762
MeadWestvaco Corp.	91,360	1,499,218
Monsanto Company	291,411	21,663,494
Newmont Mining Corp.	261,336	10,680,802
Nucor Corp.	167,802	7,455,443
Plum Creek Timber Company, Inc. (a)	86,933	2,588,865
PPG Industries, Inc.	87,839	3,856,132
Praxair, Inc.	164,177	11,668,059
Sigma-Aldrich Corp.	65,191	3,230,866
The Sherwin-Williams Company	52,519	2,822,896
Titanium Metals Corp.	45,130	414,745
United States Steel Corp.	76,538	2,735,468
Weyerhaeuser Company	112,857	3,434,239

		157,667,721
Communications - 10.91%
Akamai Technologies, Inc. *	92,282	1,769,969
Amazon.com, Inc. *	172,063	14,394,791
American Tower Corp., Class A *	212,356	6,695,585
AT&T, Inc.	3,150,398	78,255,886
CBS Corp., Class B	362,821	2,510,721
CenturyTel, Inc.	53,916	1,655,221
Ciena Corp. * (a)	48,671	503,745
Cisco Systems, Inc. *	3,079,851	57,408,423
Comcast Corp., Class A	1,539,624	22,309,152
Corning, Inc.	829,716	13,325,239
DIRECTV Group, Inc. * (a)	279,875	6,915,711
eBay, Inc. *	577,077	9,885,329
Embarq Corp.	76,136	3,202,280
Expedia, Inc. *	112,348	1,697,578
Frontier Communications Corp.	166,788	1,190,866
Gannett Company, Inc.	124,112	443,080
Google, Inc., Class A *	128,212	54,052,897
Harris Corp.	70,854	2,009,419
Interpublic Group of Companies, Inc. *	255,444	1,289,992
JDS Uniphase Corp. *	117,716	673,335
Juniper Networks, Inc. *	279,350	6,592,660
McAfee, Inc. *	82,964	3,500,251
McGraw-Hill Companies, Inc.	167,932	5,056,433
Meredith Corp.	19,095	487,877
MetroPCS Communications, Inc. *	135,316	1,801,056
Monster Worldwide, Inc. *	67,305	794,872
Motorola, Inc.	1,224,066	8,115,558
News Corp., Class A	1,228,272	$11,189,558
Omnicom Group, Inc.	165,981	5,241,680
QUALCOMM, Inc.	883,726	39,944,415
Qwest Communications International, Inc. (a)	789,931	3,278,214
Scripps Networks Interactive, Inc., Class A	48,308	1,344,412
Sprint Nextel Corp. *	1,533,168	7,374,538
Symantec Corp. *	436,694	6,794,959
Tellabs, Inc. *	211,326	1,210,898
The New York Times Company, Class A (a)	61,829	340,678
The Washington Post Company, Class B	3,212	1,131,202
Time Warner Cable, Inc. *	188,134	5,958,204
Time Warner, Inc.	638,865	16,093,009
VeriSign, Inc. *	102,967	1,902,830
Verizon Communications, Inc.	1,516,769	46,610,311
Viacom, Inc., Class B *	323,819	7,350,691
Windstream Corp.	233,211	1,949,644
Yahoo!, Inc. *	744,830	11,664,038

		475,917,207
Consumer, Cyclical - 8.78%
Abercrombie & Fitch Company, Class A (a)	46,923	1,191,375
AutoNation, Inc. * (a)	57,687	1,000,869
AutoZone, Inc. *	19,275	2,912,645
Bed Bath & Beyond, Inc. *	138,652	4,263,549
Best Buy Company, Inc.	182,269	6,104,189
Big Lots, Inc. *	44,090	927,213
Carnival Corp. (a)	233,948	6,028,840
Centex Corp.	65,937	557,827
Cintas Corp.	70,163	1,602,523
Coach, Inc.	169,579	4,558,283
Costco Wholesale Corp.	231,756	10,591,249
CVS Caremark Corp.	777,391	24,775,451
D.R. Horton, Inc.	147,223	1,378,007
Darden Restaurants, Inc.	73,221	2,414,829
Family Dollar Stores, Inc.	74,882	2,119,161
Fastenal Company (a)	69,000	2,288,730
Ford Motor Company *	1,718,435	10,430,900
GameStop Corp., Class A *	87,903	1,934,745
Genuine Parts Company	85,139	2,857,265
Goodyear Tire & Rubber Company *	129,126	1,453,959
Harley-Davidson, Inc. (a)	125,190	2,029,330
Harman International Industries, Inc.	31,322	588,854
Hasbro, Inc.	66,454	1,610,845
Home Depot, Inc.	905,755	21,402,991
International Game Technology	158,214	2,515,603
J.C. Penney Company, Inc.	118,678	3,407,245
Johnson Controls, Inc.	317,316	6,892,104
KB Home (a)	39,503	540,401
Kohl’s Corp. *	163,066	6,971,071
Lennar Corp., Class A (a)	74,910	725,878
Limited Brands, Inc.	144,232	1,726,457
Lowe’s Companies, Inc.	788,413	15,303,096
Macy’s, Inc.	224,568	2,640,920
Marriott International, Inc., Class A	158,507	3,498,244
Mattel, Inc.	191,445	3,072,692
McDonald’s Corp.	589,094	33,867,014
Newell Rubbermaid, Inc.	148,229	1,543,064

The accompanying notes are an integral part of the financial statements.

1

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
NIKE, Inc., Class B	206,901	$10,713,334
Nordstrom, Inc. (a)	85,491	1,700,416
Office Depot, Inc. *	145,731	664,533
O’Reilly Automotive, Inc. *	72,436	2,758,363
PACCAR, Inc.	193,926	6,304,534
Polo Ralph Lauren Corp., Class A	30,186	1,616,158
Pulte Homes, Inc. (a)	114,597	1,011,891
RadioShack Corp.	66,815	932,737
Sears Holdings Corp. * (a)	28,819	1,917,040
Southwest Airlines Company	395,569	2,662,179
Staples, Inc.	381,964	7,704,214
Starbucks Corp. *	392,945	5,458,006
Starwood Hotels & Resorts Worldwide, Inc.	99,668	2,212,630
Target Corp.	401,692	15,854,783
The Gap, Inc.	245,571	4,027,364
Tiffany & Company (a)	66,251	1,680,125
TJX Companies, Inc.	220,766	6,945,298
VF Corp.	47,251	2,615,343
Walgreen Company	529,539	15,568,447
Wal-Mart Stores, Inc.	1,191,608	57,721,492
Walt Disney Company	991,442	23,130,342
Whirlpool Corp.	39,421	1,677,758
Wyndham Worldwide Corp.	95,088	1,152,467
Wynn Resorts, Ltd. * (a)	36,142	1,275,813
Yum! Brands, Inc.	246,471	8,217,343

		383,250,028
Consumer, Non-cyclical - 22.84%
Abbott Laboratories	825,222	38,818,443
Allergan, Inc.	164,201	7,812,684
Altria Group, Inc.	1,104,052	18,095,412
AmerisourceBergen Corp.	161,492	2,864,868
Amgen, Inc. *	540,572	28,617,882
Apollo Group, Inc., Class A *	57,537	4,092,031
Archer-Daniels-Midland Company	342,806	9,176,917
Avery Dennison Corp.	60,198	1,545,885
Avon Products, Inc.	227,954	5,876,654
Baxter International, Inc.	323,062	17,109,363
Becton, Dickinson & Company	127,903	9,120,763
Boston Scientific Corp. *	804,370	8,156,312
Bristol-Myers Squibb Company	1,057,724	21,482,374
Brown Forman Corp., Class B	52,134	2,240,719
C.R. Bard, Inc.	53,024	3,947,637
Campbell Soup Company	106,623	3,136,849
Cardinal Health, Inc.	192,261	5,873,574
Celgene Corp. *	245,779	11,758,067
Cephalon, Inc. * (a)	39,424	2,233,370
Clorox Company	74,252	4,145,489
Coca-Cola Enterprises, Inc.	169,327	2,819,295
Colgate-Palmolive Company	266,751	18,869,966
ConAgra Foods, Inc.	238,806	4,551,642
Constellation Brands, Inc., Class A *	105,024	1,331,704
Convergys Corp. *	65,505	607,886
Coventry Health Care, Inc. *	79,258	1,482,917
DaVita, Inc. *	55,217	2,731,033
Dean Foods Company *	94,520	1,813,839
DENTSPLY International, Inc.	79,309	2,420,511
DeVry, Inc.	32,886	$1,645,615
Dr Pepper Snapple Group, Inc. *	135,554	2,872,389
Dun & Bradstreet Corp.	28,393	2,305,796
Equifax, Inc.	67,405	1,759,270
Estee Lauder Companies, Inc., Class A (a)	61,965	2,024,397
Express Scripts, Inc. *	144,796	9,954,725
Forest Laboratories, Inc. *	161,053	4,044,041
Fortune Brands, Inc.	80,201	2,786,183
General Mills, Inc.	175,664	9,840,697
Genzyme Corp. *	144,045	8,018,985
Gilead Sciences, Inc. *	483,984	22,669,811
H & R Block, Inc.	181,371	3,125,022
H.J. Heinz Company	168,002	5,997,671
Hershey Company	88,494	3,185,784
Hormel Foods Corp.	37,279	1,287,617
Hospira, Inc. *	85,689	3,300,740
Humana, Inc. *	90,571	2,921,820
Intuitive Surgical, Inc. * (a)	20,213	3,308,060
Iron Mountain, Inc. *	96,172	2,764,945
J.M. Smucker Company	63,238	3,077,161
Johnson & Johnson	1,471,378	83,574,270
Kellogg Company	134,812	6,278,195
Kimberly-Clark Corp.	221,172	11,596,048
King Pharmaceuticals, Inc. *	132,405	1,275,060
Kraft Foods, Inc., Class A	786,394	19,927,224
Laboratory Corp. of America Holdings *	57,828	3,920,160
Life Technologies Corp. *	93,269	3,891,183
Lorillard, Inc.	89,796	6,085,475
McCormick & Company, Inc.	69,578	2,263,372
McKesson Corp.	144,928	6,376,832
Medco Health Solutions, Inc. *	257,570	11,747,768
Medtronic, Inc.	597,094	20,832,610
Merck & Company, Inc. (a)	1,125,957	31,481,758
Millipore Corp. *	29,599	2,078,146
Molson Coors Brewing Company, Class B	79,603	3,369,595
Moody’s Corp.	101,943	2,686,198
Mylan, Inc. * (a)	162,883	2,125,623
Patterson Companies, Inc. *	48,842	1,059,871
Paychex, Inc.	171,474	4,321,145
Pepsi Bottling Group, Inc.	72,967	2,469,203
PepsiCo, Inc.	831,273	45,686,764
Pfizer, Inc.	3,603,190	54,047,850
Philip Morris International, Inc.	1,047,415	45,688,242
Procter & Gamble Company	1,556,351	79,529,536
Quanta Services, Inc. *	104,500	2,417,085
Quest Diagnostics, Inc.	80,176	4,524,332
R.R. Donnelley & Sons Company	109,585	1,273,378
Reynolds American, Inc.	90,224	3,484,451
Robert Half International, Inc.	81,595	1,927,274
Safeway, Inc.	227,426	4,632,668
Sara Lee Corp.	371,443	3,625,284
Schering-Plough Corp.	869,475	21,841,212
St. Jude Medical, Inc. *	184,942	7,601,116
Stryker Corp.	127,239	5,056,478
SUPERVALU, Inc.	112,986	1,463,169
Sysco Corp.	314,984	7,080,840

The accompanying notes are an integral part of the financial statements.

2

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Tenet Healthcare Corp. *	222,952	$628,725
The Coca-Cola Company	1,063,072	51,016,825
The Kroger Company	348,327	7,680,610
Tyson Foods, Inc., Class A	161,293	2,033,905
UnitedHealth Group, Inc.	635,158	15,866,247
Varian Medical Systems, Inc. *	66,938	2,352,201
Watson Pharmaceuticals, Inc. *	56,286	1,896,275
WellPoint, Inc. *	258,781	13,169,365
Western Union Company	374,464	6,141,210
Whole Foods Market, Inc. (a)	74,989	1,423,291
Wyeth	712,075	32,321,084
Zimmer Holdings, Inc. *	114,854	4,892,780

		996,286,748
Diversified - 0.05%
Leucadia National Corp. * (a)	96,788	2,041,259
Energy - 12.75%
Anadarko Petroleum Corp.	266,551	12,098,750
Apache Corp.	178,978	12,913,263
Baker Hughes, Inc.	165,423	6,028,014
BJ Services Company	155,956	2,125,680
Cabot Oil & Gas Corp.	55,339	1,695,587
Cameron International Corp. *	115,858	3,278,781
Chesapeake Energy Corp.	300,919	5,967,224
Chevron Corp.	1,070,426	70,915,722
CMS Energy Corp.	121,120	1,463,130
ConocoPhillips Company	791,099	33,273,624
CONSOL Energy, Inc.	96,455	3,275,612
Denbury Resources, Inc. *	132,881	1,957,337
Devon Energy Corp.	237,027	12,917,971
Diamond Offshore Drilling, Inc. (a)	37,111	3,082,069
Duke Energy Corp.	687,277	10,027,371
El Paso Corp.	374,313	3,454,909
ENSCO International, Inc.	75,717	2,640,252
Entergy Corp.	104,712	8,117,274
EOG Resources, Inc.	133,640	9,076,829
EQT Corp.	69,895	2,440,034
Exxon Mobil Corp.	2,605,598	182,157,356
Halliburton Company	479,028	9,915,880
Hess Corp.	151,926	8,166,023
Marathon Oil Corp.	377,927	11,386,941
Massey Energy Company	45,644	891,884
Murphy Oil Corp.	101,874	5,533,796
Nabors Industries, Ltd. *	151,134	2,354,668
National Oilwell Varco, Inc. *	223,278	7,292,259
Noble Energy, Inc.	92,562	5,458,381
Occidental Petroleum Corp.	432,820	28,483,884
Peabody Energy Corp.	142,759	4,305,611
Pioneer Natural Resources Company	60,864	1,552,032
Questar Corp.	92,939	2,886,685
Range Resources Corp.	83,592	3,461,545
Rowan Companies, Inc.	60,379	1,166,522
Schlumberger, Ltd.	638,840	34,567,632
Smith International, Inc.	117,102	3,015,377
Southwestern Energy Company *	183,490	7,128,587
Spectra Energy Corp.	344,394	5,827,146
Sunoco, Inc.	62,418	$1,448,098
Tesoro Corp. (a)	73,878	940,467
Valero Energy Corp.	297,049	5,017,158
Williams Companies, Inc.	309,751	4,835,213
XTO Energy, Inc.	309,539	11,805,817

		556,348,395
Financial - 13.63%
Aetna, Inc.	238,629	5,977,656
AFLAC, Inc.	249,599	7,760,033
Allstate Corp.	286,400	6,988,160
American Express Company	634,044	14,735,183
American International Group, Inc. (a)	1,436,800	1,666,688
Ameriprise Financial, Inc.	136,066	3,302,322
Aon Corp.	147,803	5,597,300
Apartment Investment & Management
Company, Class A, REIT	62,198	550,452
Assurant, Inc.	62,876	1,514,683
Avalon Bay Communities, Inc., REIT	42,663	2,386,568
Bank of America Corp.	4,318,389	57,002,735
Bank of New York Mellon Corp.	638,329	18,709,423
BB&T Corp.	345,418	7,592,288
Boston Properties, Inc., REIT	73,963	3,528,035
Capital One Financial Corp.	241,276	5,279,119
CB Richard Ellis Group, Inc. *	126,343	1,182,570
Charles Schwab Corp.	501,425	8,794,994
Chubb Corp.	188,016	7,498,078
CIGNA Corp.	145,653	3,508,781
Cincinnati Financial Corp.	86,802	1,940,025
CIT Group, Inc. (a)	206,147	443,216
Citigroup, Inc. (a)	2,943,647	8,742,632
CME Group, Inc.	35,435	11,024,183
Comerica, Inc.	80,693	1,706,657
Developers Diversified Realty Corp., REIT	3,952	19,286
Discover Financial Services	257,159	2,641,023
E*TRADE Financial Corp. * (a)	303,330	388,262
Equity Residential, REIT	146,223	3,250,537
Federated Investors, Inc., Class B	47,786	1,151,165
Fidelity National Information Services, Inc.	102,124	2,038,395
Fifth Third Bancorp	392,407	2,786,090
First Horizon National Corp. *	114,767	1,377,203
Franklin Resources, Inc.	80,445	5,792,844
Genworth Financial, Inc., Class A	231,315	1,616,892
Hartford Financial Services Group, Inc.	173,769	2,062,638
HCP, Inc., REIT	145,491	3,082,954
Health Care, Inc., REIT	59,339	2,023,460
Host Hotels & Resorts, Inc., REIT	321,025	2,693,400
Hudson City Bancorp, Inc.	278,458	3,700,707
Huntington Bancshares, Inc.	290,264	1,213,303
IntercontinentalExchange, Inc. *	38,888	4,442,565
Invesco, Ltd.	219,630	3,913,807
Janus Capital Group, Inc.	86,102	981,563
JPMorgan Chase & Company	2,083,086	71,054,063
KeyCorp	378,004	1,980,741
Kimco Realty Corp., REIT	172,825	1,736,891
Legg Mason, Inc.	76,418	1,863,071
Lincoln National Corp.	158,101	2,720,918

The accompanying notes are an integral part of the financial statements.

3

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Loews Corp.	192,870	$5,284,638
M&T Bank Corp. (a)	43,681	2,224,673
Marsh & McLennan Companies, Inc.	279,016	5,616,592
Marshall & Ilsley Corp. (a)	188,130	903,024
MasterCard, Inc., Class A	38,683	6,472,053
MBIA, Inc. *	90,751	392,952
MetLife, Inc.	437,056	13,116,051
Morgan Stanley	721,754	20,577,207
NASDAQ OMX Group, Inc. *	73,392	1,563,983
Northern Trust Corp.	128,662	6,906,576
NYSE Euronext	138,831	3,783,145
People’s United Financial, Inc.	185,974	2,797,049
PNC Financial Services Group, Inc.	245,773	9,538,450
Principal Financial Group, Inc.	165,889	3,125,349
Progressive Corp. *	363,638	5,494,570
ProLogis, REIT (a)	236,340	1,904,900
Prudential Financial, Inc.	247,151	9,198,960
Public Storage, Inc., REIT	66,971	4,385,261
Regions Financial Corp. (a)	616,747	2,491,658
Simon Property Group, Inc., REIT	148,069	7,615,189
SLM Corp. *	249,624	2,563,638
State Street Corp.	263,643	12,443,950
SunTrust Banks, Inc.	248,130	4,081,738
T. Rowe Price Group, Inc.	136,417	5,684,496
The Goldman Sachs Group, Inc.	268,810	39,633,346
The Travelers Companies, Inc.	312,600	12,829,104
Torchmark Corp.	44,178	1,636,353
U.S. Bancorp	1,013,341	18,159,071
Unum Group	176,889	2,805,460
Ventas, Inc., REIT	83,571	2,495,430
Vornado Realty Trust, REIT	84,762	3,816,833
Wells Fargo & Company	2,486,150	60,313,999
XL Capital, Ltd., Class A (a)	182,669	2,093,387
Zions Bancorp	61,565	711,691

		594,624,335
Industrial - 9.84%
3M Company	370,777	22,283,698
Amphenol Corp., Class A	91,462	2,893,858
Ball Corp.	50,185	2,266,355
Bemis Company, Inc.	53,356	1,344,571
Black & Decker Corp.	32,104	920,101
Boeing Company	387,765	16,480,012
Burlington Northern Santa Fe Corp. (a)	148,676	10,933,633
C.H. Robinson Worldwide, Inc.	90,535	4,721,400
Caterpillar, Inc.	321,293	10,615,521
Cooper Industries, Ltd., Class A	88,893	2,760,128
CSX Corp.	209,026	7,238,570
Cummins, Inc.	107,763	3,794,335
Danaher Corp.	136,159	8,406,457
Deere & Company	225,735	9,018,113
Dover Corp.	99,326	3,286,697
Eastman Kodak Company	142,212	420,947
Eaton Corp.	88,425	3,944,639
Emerson Electric Company	401,244	13,000,306
Expeditors International of Washington, Inc.	113,385	3,780,256
FedEx Corp.	166,255	9,247,103
FLIR Systems, Inc. *	80,226	$1,809,898
Flowserve Corp.	29,917	2,088,506
Fluor Corp.	96,028	4,925,276
FMC Technologies, Inc. *	65,991	2,479,942
General Dynamics Corp.	205,586	11,387,408
General Electric Company	5,654,471	66,270,400
Goodrich Corp.	66,135	3,304,766
Honeywell International, Inc.	397,190	12,471,766
Illinois Tool Works, Inc.	205,296	7,665,753
ITT Corp.	97,182	4,324,599
Jabil Circuit, Inc.	114,145	846,956
Jacobs Engineering Group, Inc. *	65,920	2,774,573
KLA-Tencor Corp.	90,713	2,290,503
Leggett & Platt, Inc. (a)	83,704	1,274,812
Lockheed Martin Corp.	174,427	14,067,537
Manitowoc Company, Inc.	69,124	363,592
Masco Corp.	191,854	1,837,961
Molex, Inc.	74,019	1,150,995
Norfolk Southern Corp.	195,986	7,382,793
Northrop Grumman Corp.	172,721	7,889,895
Owens-Illinois, Inc. *	89,859	2,516,951
Pactiv Corp. *	70,448	1,528,722
Pall Corp.	62,971	1,672,510
Parker-Hannifin Corp.	85,707	3,681,973
PerkinElmer, Inc.	62,249	1,083,133
Precision Castparts Corp.	74,787	5,461,695
Raytheon Company	210,420	9,348,961
Republic Services, Inc.	171,927	4,196,738
Rockwell Automation, Inc.	75,731	2,432,480
Rockwell Collins, Inc.	84,572	3,529,190
Ryder Systems, Inc.	29,843	833,217
Sealed Air Corp.	84,691	1,562,549
Snap-on, Inc.	30,760	884,042
Stanley Works	42,224	1,428,860
Stericycle, Inc. *	45,344	2,336,576
Textron, Inc.	143,525	1,386,451
Thermo Fisher Scientific, Inc. *	223,365	9,106,591
Union Pacific Corp.	269,175	14,013,250
United Parcel Service, Inc., Class B	531,317	26,560,536
United Technologies Corp.	503,015	26,136,659
Vulcan Materials Company (a)	65,070	2,804,517
W.W. Grainger, Inc.	33,228	2,720,709
Waste Management, Inc.	262,712	7,397,970
Waters Corp. *	51,461	2,648,698

		429,237,609
Technology - 12.63%
Adobe Systems, Inc. *	279,658	7,914,321
Advanced Micro Devices, Inc. * (a)	299,310	1,158,330
Affiliated Computer Services, Inc., Class A *	52,112	2,314,815
Agilent Technologies, Inc. *	183,339	3,723,615
Altera Corp.	156,679	2,550,734
Analog Devices, Inc.	155,517	3,853,711
Apple, Inc. *	476,356	67,847,385
Applied Materials, Inc.	711,795	7,808,391
Autodesk, Inc. *	121,963	2,314,858
Automatic Data Processing, Inc.	267,860	9,492,958

The accompanying notes are an integral part of the financial statements.

4

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
BMC Software, Inc. *	98,743	$3,336,526
Broadcom Corp., Class A *	228,234	5,657,921
CA, Inc.	210,551	3,669,904
Citrix Systems, Inc. *	96,630	3,081,531
Cognizant Technology Solutions Corp., Class A *	155,982	4,164,719
Computer Sciences Corp. *	80,896	3,583,693
Compuware Corp. *	129,203	886,333
Dell, Inc. *	928,586	12,749,486
Electronic Arts, Inc. *	172,447	3,745,549
EMC Corp. *	1,074,875	14,080,863
Fiserv, Inc. *	83,083	3,796,893
Hewlett-Packard Company	1,274,182	49,247,134
IMS Health, Inc.	97,055	1,232,599
Intel Corp.	2,982,199	49,355,394
International Business Machines Corp.	705,581	73,676,768
Intuit, Inc. *	172,505	4,857,741
L-3 Communications Holdings, Inc.	62,235	4,317,864
Lexmark International, Inc. * (a)	41,693	660,834
Linear Technology Corp. (a)	118,682	2,771,225
LSI Logic Corp. *	346,479	1,579,944
MEMC Electronic Materials, Inc. *	119,335	2,125,356
Microchip Technology, Inc. (a)	97,644	2,201,872
Micron Technology, Inc. *	452,122	2,287,737
Microsoft Corp.	4,086,846	97,144,329
National Semiconductor Corp.	104,216	1,307,911
NetApp, Inc. *	176,605	3,482,651
Novell, Inc. *	184,320	834,970
Novellus Systems, Inc. *	52,145	870,822
NVIDIA Corp. *	291,652	3,292,751
Oracle Corp.	2,022,339	43,318,501
Pitney Bowes, Inc.	110,205	2,416,796
QLogic Corp. *	63,453	804,584
Salesforce.com, Inc. * (a)	56,713	2,164,735
SanDisk Corp. *	121,133	1,779,444
Sun Microsystems, Inc. *	398,474	3,673,930
Teradata Corp. *	92,216	2,160,621
Teradyne, Inc. *	92,433	634,090
Texas Instruments, Inc.	679,980	14,483,574
Total Systems Services, Inc.	105,277	1,409,659
Western Digital Corp. *	114,400	3,031,600
Xerox Corp.	461,767	2,992,250
Xilinx, Inc.	147,124	3,010,157

		550,860,379
Utilities - 3.46%
AES Corp. *	355,976	4,132,881
Allegheny Energy, Inc.	90,453	2,320,119
Ameren Corp.	114,034	2,838,306
American Electric Power Company, Inc.	254,574	7,354,643
CenterPoint Energy, Inc.	186,483	2,066,232
Consolidated Edison, Inc.	146,521	5,482,816
Constellation Energy Group, Inc.	106,362	2,827,102
Dominion Resources, Inc.	315,018	10,527,902
DTE Energy Company	87,505	2,800,160
Dynegy, Inc., Class A *	268,415	609,302
Edison International	173,972	5,473,159
Exelon Corp.	351,753	$18,013,271
FirstEnergy Corp.	162,771	6,307,376
FPL Group, Inc.	219,349	12,472,184
Integrys Energy Group, Inc.	40,808	1,223,832
Nicor, Inc.	24,143	835,831
NiSource, Inc.	146,623	1,709,624
Northeast Utilities	93,513	2,086,275
Pepco Holdings, Inc.	117,467	1,578,757
PG&E Corp.	196,694	7,560,917
Pinnacle West Capital Corp.	53,975	1,627,346
PPL Corp.	200,797	6,618,269
Progress Energy, Inc.	148,997	5,636,557
Public Service Enterprise Group, Inc.	270,179	8,815,941
SCANA Corp.	65,049	2,112,141
Sempra Energy	130,444	6,473,936
Southern Company	417,793	13,018,430
Teco Energy, Inc. (a)	113,670	1,356,083
Wisconsin Energy Corp.	62,428	2,541,444
Xcel Energy, Inc.	243,308	4,479,300

		150,900,136

TOTAL COMMON STOCKS (Cost $4,637,927,801)		$4,297,133,817

SHORT TERM INVESTMENTS - 1.90%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$8,294,906	$83,038,645

TOTAL SHORT TERM INVESTMENTS (Cost $82,972,017)		$83,038,645

REPURCHASE AGREEMENTS - 1.10%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $47,838,013 on 07/01/2009, collateralized by $47,630,000 U.S. Treasury Notes, 3.75% due 11/15/2018 (valued at $48,796,935, including interest)	$47,838,000	$47,838,000

TOTAL REPURCHASE AGREEMENTS (Cost $47,838,000)		$47,838,000

Total Investments (500 Index Trust) (Cost $4,768,737,818) - 101.50%		$4,428,010,462
Other assets and liabilities, net - (1.50)%		(65,229,515)

TOTAL NET ASSETS - 100.00%		$4,362,780,947

500 Index Trust B

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.50%
Basic Materials - 3.54%
Air Products & Chemicals, Inc.	17,128	$1,106,298
AK Steel Holding Corp.	8,948	171,712
Alcoa, Inc.	79,526	821,504
Allegheny Technologies, Inc.	8,001	279,475

The accompanying notes are an integral part of the financial statements.

5

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Biogen Idec, Inc. *	23,554	$1,063,463
CF Industries Holdings, Inc.	3,951	292,927
Dow Chemical Company	87,823	1,417,463
E.I. Du Pont de Nemours & Company	73,756	1,889,629
Eastman Chemical Company	5,930	224,747
Ecolab, Inc.	13,705	534,358
Eli Lilly & Company	82,535	2,859,012
Freeport-McMoRan Copper & Gold, Inc., Class B	33,610	1,684,197
International Flavors & Fragrances, Inc.	6,423	210,161
International Paper Company	35,279	533,771
MeadWestvaco Corp.	13,966	229,182
Monsanto Company	44,547	3,311,624
Newmont Mining Corp.	39,950	1,632,756
Nucor Corp.	25,652	1,139,718
Plum Creek Timber Company, Inc. (a)	13,324	396,789
PPG Industries, Inc.	13,428	589,489
Praxair, Inc.	25,097	1,783,644
Sigma-Aldrich Corp.	9,966	493,915
The Sherwin-Williams Company	8,029	431,559
Titanium Metals Corp.	6,795	62,446
United States Steel Corp.	11,700	418,158
Weyerhaeuser Company	17,252	524,978

		24,102,975
Communications - 10.69%
Akamai Technologies, Inc. *	14,107	270,572
Amazon.com, Inc. *	26,303	2,200,509
American Tower Corp., Class A *	32,462	1,023,527
AT&T, Inc.	481,594	11,962,795
CBS Corp., Class B	55,464	383,811
CenturyTel, Inc.	8,242	253,029
Ciena Corp. * (a)	7,260	75,141
Cisco Systems, Inc. *	470,810	8,775,898
Comcast Corp., Class A	235,359	3,410,352
Corning, Inc.	126,837	2,037,002
DIRECTV Group, Inc. * (a)	42,747	1,056,278
eBay, Inc. *	88,216	1,511,140
Embarq Corp.	11,639	489,536
Expedia, Inc. *	17,174	259,499
Frontier Communications Corp.	25,496	182,041
Gannett Company, Inc.	18,973	67,734
Google, Inc., Class A *	19,600	8,263,164
Harris Corp.	10,750	304,870
Interpublic Group of Companies, Inc. *	39,049	197,198
JDS Uniphase Corp. *	17,995	102,931
Juniper Networks, Inc. *	42,704	1,007,814
McAfee, Inc. *	12,682	535,054
McGraw-Hill Companies, Inc.	25,671	772,954
Meredith Corp.	2,911	74,376
MetroPCS Communications, Inc. *	20,685	275,317
Monster Worldwide, Inc. * (a)	10,341	122,127
Motorola, Inc.	187,120	1,240,606
News Corp., Class A	187,763	1,710,521
Omnicom Group, Inc.	25,373	801,279
QUALCOMM, Inc.	135,093	6,106,204
Qwest Communications International, Inc. (a)	120,755	501,133
Scripps Networks Interactive, Inc., Class A	7,385	$205,525
Sprint Nextel Corp. *	234,372	1,127,329
Symantec Corp. *	66,756	1,038,723
Tellabs, Inc. *	32,305	185,108
The New York Times Company, Class A (a)	9,300	51,243
The Washington Post Company, Class B	486	171,160
Time Warner Cable, Inc. *	28,760	910,829
Time Warner, Inc.	97,662	2,460,106
VeriSign, Inc. *	15,740	290,875
Verizon Communications, Inc.	231,865	7,125,212
Viacom, Inc., Class B *	49,501	1,123,673
Windstream Corp.	35,644	297,984
Yahoo!, Inc. *	113,860	1,783,048

		72,745,227
Consumer, Cyclical - 8.61%
Abercrombie & Fitch Company, Class A (a)	7,173	182,123
AutoNation, Inc. * (a)	8,819	153,010
AutoZone, Inc. *	2,946	445,170
Bed Bath & Beyond, Inc. *	21,195	651,746
Best Buy Company, Inc.	27,863	933,132
Big Lots, Inc. *	6,740	141,742
Carnival Corp.	35,763	921,613
Centex Corp.	9,926	83,974
Cintas Corp.	10,726	244,982
Coach, Inc.	25,943	697,348
Costco Wholesale Corp.	35,428	1,619,060
CVS Caremark Corp.	118,838	3,787,367
D.R. Horton, Inc.	22,506	210,656
Darden Restaurants, Inc.	11,193	369,145
Family Dollar Stores, Inc.	11,447	323,950
Fastenal Company (a)	10,548	349,877
Ford Motor Company *	262,693	1,594,547
GameStop Corp., Class A *	13,437	295,748
Genuine Parts Company	13,015	436,783
Goodyear Tire & Rubber Company *	19,739	222,261
Harley-Davidson, Inc. (a)	19,138	310,227
Harman International Industries, Inc.	4,788	90,014
Hasbro, Inc.	10,159	246,254
Home Depot, Inc.	138,461	3,271,833
International Game Technology	24,186	384,557
J.C. Penney Company, Inc.	18,142	520,857
Johnson Controls, Inc.	48,507	1,053,572
KB Home (a)	6,012	82,244
Kohl’s Corp. *	24,928	1,065,672
Lennar Corp., Class A	11,282	109,323
Limited Brands, Inc.	22,048	263,915
Lowe’s Companies, Inc.	120,523	2,339,351
Macy’s, Inc.	34,329	403,709
Marriott International, Inc., Class A	24,230	534,758
Mattel, Inc.	29,266	469,719
McDonald’s Corp.	90,053	5,177,147
Newell Rubbermaid, Inc.	22,659	235,880
NIKE, Inc., Class B	31,628	1,637,698
Nordstrom, Inc. (a)	13,069	259,942
Office Depot, Inc. *	22,423	102,249
O’Reilly Automotive, Inc. *	11,073	421,660

The accompanying notes are an integral part of the financial statements.

6

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
PACCAR, Inc.	29,645	$963,759
Polo Ralph Lauren Corp., Class A	4,614	247,034
Pulte Homes, Inc.	17,343	153,139
RadioShack Corp.	10,214	142,587
Sears Holdings Corp. * (a)	4,406	293,087
Southwest Airlines Company	60,470	406,963
Staples, Inc.	58,390	1,177,726
Starbucks Corp. *	60,069	834,358
Starwood Hotels & Resorts Worldwide, Inc.	15,236	338,239
Target Corp.	61,406	2,423,695
The Gap, Inc.	37,540	615,656
Tiffany & Company (a)	10,128	256,846
TJX Companies, Inc.	33,755	1,061,932
VF Corp.	7,223	399,793
Walgreen Company	80,949	2,379,901
Wal-Mart Stores, Inc.	182,158	8,823,734
Walt Disney Company	151,559	3,535,872
Whirlpool Corp.	6,026	256,467
Wyndham Worldwide Corp.	14,536	176,176
Wynn Resorts, Ltd. * (a)	5,525	195,033
Yum! Brands, Inc.	37,677	1,256,151

		58,582,963
Consumer, Non-cyclical - 22.37%
Abbott Laboratories	126,150	5,934,096
Allergan, Inc.	25,101	1,194,306
Altria Group, Inc.	168,774	2,766,206
AmerisourceBergen Corp.	24,612	436,617
Amgen, Inc. *	82,636	4,374,750
Apollo Group, Inc., Class A *	8,795	625,500
Archer-Daniels-Midland Company	52,404	1,402,855
Avery Dennison Corp.	9,202	236,307
Avon Products, Inc.	34,847	898,356
Baxter International, Inc.	49,386	2,615,483
Becton, Dickinson & Company	19,552	1,394,253
Boston Scientific Corp. *	122,962	1,246,835
Bristol-Myers Squibb Company	161,692	3,283,965
Brown Forman Corp., Class B	7,925	340,617
C.R. Bard, Inc.	8,106	603,492
Campbell Soup Company	16,299	479,517
Cardinal Health, Inc.	29,391	897,895
Celgene Corp. *	37,572	1,797,444
Cephalon, Inc. * (a)	6,027	341,430
Clorox Company	11,351	633,726
Coca-Cola Enterprises, Inc.	25,885	430,985
Colgate-Palmolive Company	40,778	2,884,636
ConAgra Foods, Inc.	36,506	695,804
Constellation Brands, Inc., Class A *	16,055	203,577
Convergys Corp. *	10,014	92,930
Coventry Health Care, Inc. *	12,116	226,690
DaVita, Inc. *	8,441	417,492
Dean Foods Company *	14,449	277,276
DENTSPLY International, Inc.	12,124	370,024
DeVry, Inc.	5,027	251,551
Dr Pepper Snapple Group, Inc. *	20,722	439,099
Dun & Bradstreet Corp.	4,340	352,451
Equifax, Inc.	10,304	268,934
Estee Lauder Companies, Inc., Class A	9,473	$309,483
Express Scripts, Inc. *	22,135	1,521,781
Forest Laboratories, Inc. *	24,620	618,208
Fortune Brands, Inc.	12,260	425,912
General Mills, Inc.	26,853	1,504,305
Genzyme Corp. *	22,020	1,225,853
Gilead Sciences, Inc. *	73,986	3,465,504
H & R Block, Inc.	27,726	477,719
H.J. Heinz Company	25,682	916,847
Hershey Company	13,528	487,008
Hormel Foods Corp.	5,643	194,909
Hospira, Inc. *	13,099	504,574
Humana, Inc. *	13,845	446,640
Intuitive Surgical, Inc. * (a)	3,090	505,709
Iron Mountain, Inc. *	14,702	422,683
J.M. Smucker Company	9,667	470,396
Johnson & Johnson	224,926	12,775,797
Kellogg Company	20,608	959,715
Kimberly-Clark Corp.	33,810	1,772,658
King Pharmaceuticals, Inc. *	20,241	194,921
Kraft Foods, Inc., Class A	120,214	3,046,223
Laboratory Corp. of America Holdings *	8,840	599,264
Life Technologies Corp. *	14,258	594,844
Lorillard, Inc.	13,727	930,279
McCormick & Company, Inc.	10,636	345,989
McKesson Corp.	22,128	973,632
Medco Health Solutions, Inc. *	39,374	1,795,848
Medtronic, Inc.	91,276	3,184,620
Merck & Company, Inc.	172,122	4,812,531
Millipore Corp. *	4,525	317,700
Molson Coors Brewing Company, Class B	12,169	515,114
Moody’s Corp.	15,584	410,638
Mylan, Inc. * (a)	24,899	324,932
Patterson Companies, Inc. *	7,391	160,385
Paychex, Inc.	26,213	660,568
Pepsi Bottling Group, Inc.	11,154	377,451
PepsiCo, Inc.	127,075	6,984,042
Pfizer, Inc.	550,811	8,262,165
Philip Morris International, Inc.	160,116	6,984,260
Procter & Gamble Company	237,916	12,157,508
Quanta Services, Inc. *	15,950	368,924
Quest Diagnostics, Inc.	12,256	691,606
R.R. Donnelley & Sons Company	16,752	194,658
Reynolds American, Inc.	13,792	532,647
Robert Half International, Inc.	12,473	294,612
Safeway, Inc.	34,765	708,163
Sara Lee Corp.	56,782	554,192
Schering-Plough Corp.	132,915	3,338,825
St. Jude Medical, Inc. *	28,272	1,161,979
Stryker Corp.	19,451	772,983
SUPERVALU, Inc.	17,272	223,672
Sysco Corp.	48,151	1,082,434
Tenet Healthcare Corp. *	34,082	96,111
The Coca-Cola Company	162,509	7,798,807
The Kroger Company	53,248	1,174,118
Tyson Foods, Inc., Class A	24,656	310,912

The accompanying notes are an integral part of the financial statements.

7

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
UnitedHealth Group, Inc.	97,095	$2,425,433
Varian Medical Systems, Inc. *	10,233	359,588
Watson Pharmaceuticals, Inc. *	8,604	289,869
WellPoint, Inc. *	39,559	2,013,158
Western Union Company	57,243	938,785
Whole Foods Market, Inc. (a)	11,463	217,568
Wyeth	108,853	4,940,838
Zimmer Holdings, Inc. *	17,558	747,971

		152,291,567
Diversified - 0.05%
Leucadia National Corp. * (a)	14,796	312,048
Energy - 12.49%
Anadarko Petroleum Corp.	40,747	1,849,506
Apache Corp.	27,360	1,974,024
Baker Hughes, Inc.	25,288	921,495
BJ Services Company	23,841	324,953
Cabot Oil & Gas Corp.	8,460	259,214
Cameron International Corp. *	17,711	501,221
Chesapeake Energy Corp.	46,001	912,200
Chevron Corp.	163,634	10,840,752
CMS Energy Corp.	18,515	223,661
ConocoPhillips Company	120,934	5,086,484
CONSOL Energy, Inc.	14,745	500,740
Denbury Resources, Inc. *	20,313	299,210
Devon Energy Corp.	36,234	1,974,753
Diamond Offshore Drilling, Inc. (a)	5,673	471,143
Duke Energy Corp.	105,062	1,532,855
El Paso Corp.	57,220	528,141
ENSCO International, Inc.	11,575	403,620
Entergy Corp.	16,007	1,240,863
EOG Resources, Inc.	20,429	1,387,538
EQT Corp.	10,685	373,013
Exxon Mobil Corp.	398,312	27,845,992
Halliburton Company	73,228	1,515,820
Hess Corp.	23,225	1,248,344
Marathon Oil Corp.	57,773	1,740,700
Massey Energy Company	6,978	136,350
Murphy Oil Corp.	15,573	845,925
Nabors Industries, Ltd. *	23,104	359,960
National Oilwell Varco, Inc. *	34,132	1,114,751
Noble Energy, Inc.	14,150	834,426
Occidental Petroleum Corp.	66,164	4,354,253
Peabody Energy Corp.	21,823	658,182
Pioneer Natural Resources Company	9,304	237,252
Questar Corp.	14,207	441,269
Range Resources Corp.	12,778	529,137
Rowan Companies, Inc.	9,230	178,324
Schlumberger, Ltd.	97,658	5,284,274
Smith International, Inc.	17,901	460,951
Southwestern Energy Company *	28,050	1,089,743
Spectra Energy Corp.	52,647	890,787
Sunoco, Inc.	9,542	221,374
Tesoro Corp. (a)	11,294	143,773
Valero Energy Corp.	45,409	766,958
Williams Companies, Inc.	47,351	739,149
XTO Energy, Inc.	47,318	$1,804,709

		85,047,789
Financial - 13.35%
Aetna, Inc.	36,479	913,799
AFLAC, Inc.	38,156	1,186,270
Allstate Corp.	43,781	1,068,256
American Express Company	96,925	2,252,537
American International Group, Inc. (a)	219,640	254,782
Ameriprise Financial, Inc.	20,800	504,816
Aon Corp.	22,594	855,635
Apartment Investment & Management Company, Class A, REIT	9,559	84,597
Assurant, Inc.	9,612	231,553
Avalon Bay Communities, Inc., REIT	6,522	364,841
Bank of America Corp.	660,142	8,713,874
Bank of New York Mellon Corp.	97,580	2,860,070
BB&T Corp.	52,803	1,160,610
Boston Properties, Inc., REIT	11,307	539,344
Capital One Financial Corp.	36,883	807,000
CB Richard Ellis Group, Inc. *	19,314	180,779
Charles Schwab Corp.	76,652	1,344,476
Chubb Corp.	28,742	1,146,231
CIGNA Corp.	22,266	536,388
Cincinnati Financial Corp.	13,269	296,562
CIT Group, Inc.	31,033	66,721
Citigroup, Inc. (a)	449,988	1,336,464
CME Group, Inc.	5,417	1,685,283
Comerica, Inc.	12,335	260,885
Developers Diversified Realty Corp., REIT	633	3,089
Discover Financial Services	39,311	403,724
E*TRADE Financial Corp. *	46,706	59,784
Equity Residential, REIT	22,353	496,907
Federated Investors, Inc., Class B	7,305	175,977
Fidelity National Information Services, Inc.	15,611	311,596
Fifth Third Bancorp	59,986	425,901
First Horizon National Corp. *	17,544	210,529
Franklin Resources, Inc.	12,297	885,507
Genworth Financial, Inc., Class A	35,361	247,173
Hartford Financial Services Group, Inc.	26,564	315,315
HCP, Inc., REIT	22,241	471,287
Health Care, Inc., REIT	9,071	309,321
Host Hotels & Resorts, Inc., REIT	49,074	411,731
Hudson City Bancorp, Inc.	42,567	565,715
Huntington Bancshares, Inc.	44,372	185,475
IntercontinentalExchange, Inc. *	5,945	679,157
Invesco, Ltd.	33,574	598,289
Janus Capital Group, Inc.	13,162	150,047
JPMorgan Chase & Company	318,437	10,861,886
KeyCorp	57,785	302,793
Kimco Realty Corp., REIT	26,419	265,511
Legg Mason, Inc.	11,682	284,807
Lincoln National Corp.	24,169	415,948
Loews Corp.	29,484	807,862
M&T Bank Corp. (a)	6,677	340,060
Marsh & McLennan Companies, Inc.	42,653	858,605
Marshall & Ilsley Corp. (a)	28,759	138,043

The accompanying notes are an integral part of the financial statements.

8

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
MasterCard, Inc., Class A	5,913	$989,304
MBIA, Inc. *	13,830	59,884
MetLife, Inc.	66,812	2,005,028
Morgan Stanley	110,333	3,145,594
NASDAQ OMX Group, Inc. *	11,219	239,077
Northern Trust Corp.	19,668	1,055,778
NYSE Euronext	21,223	578,327
People’s United Financial, Inc.	28,429	427,572
PNC Financial Services Group, Inc.	37,571	1,458,131
Principal Financial Group, Inc.	25,359	477,764
Progressive Corp. *	55,589	839,950
ProLogis, REIT	36,129	291,200
Prudential Financial, Inc.	37,781	1,406,209
Public Storage, Inc., REIT	10,238	670,384
Regions Financial Corp.	94,281	380,895
Simon Property Group, Inc., REIT	22,641	1,164,427
SLM Corp. *	38,159	391,893
State Street Corp.	40,303	1,902,302
SunTrust Banks, Inc.	37,931	623,965
T. Rowe Price Group, Inc. (a)	20,854	868,986
The Goldman Sachs Group, Inc.	41,092	6,058,604
The Travelers Companies, Inc.	47,786	1,961,137
Torchmark Corp.	6,791	251,539
U.S. Bancorp	154,907	2,775,933
Unum Group	27,041	428,870
Ventas, Inc., REIT	12,775	381,461
Vornado Realty Trust, REIT	12,957	583,454
Wells Fargo & Company	380,052	9,220,062
XL Capital, Ltd., Class A (a)	27,924	320,009
Zions Bancorp	9,411	108,791

		90,900,342
Industrial - 9.64%
3M Company	56,680	3,406,468
Amphenol Corp., Class A	13,982	442,390
Ball Corp.	7,672	346,468
Bemis Company, Inc.	8,156	205,531
Black & Decker Corp.	4,908	140,663
Boeing Company	59,277	2,519,273
Burlington Northern Santa Fe Corp.	22,728	1,671,417
C.H. Robinson Worldwide, Inc.	13,840	721,756
Caterpillar, Inc.	49,115	1,622,760
Cooper Industries, Ltd., Class A	13,589	421,938
CSX Corp.	31,953	1,106,532
Cummins, Inc.	16,474	580,050
Danaher Corp.	20,814	1,285,056
Deere & Company	34,508	1,378,595
Dover Corp.	15,184	502,439
Eastman Kodak Company	21,437	63,454
Eaton Corp.	13,517	602,993
Emerson Electric Company	61,337	1,987,319
Expeditors International of Washington, Inc.	17,333	577,882
FedEx Corp.	25,415	1,413,582
FLIR Systems, Inc. *	12,187	274,939
Flowserve Corp.	4,573	319,241
Fluor Corp.	14,669	752,373
FMC Technologies, Inc. *	10,088	379,107
General Dynamics Corp.	31,428	$1,740,797
General Electric Company	864,386	10,130,604
Goodrich Corp.	10,110	505,197
Honeywell International, Inc.	60,718	1,906,545
Illinois Tool Works, Inc.	31,383	1,171,841
ITT Corp.	14,856	661,092
Jabil Circuit, Inc.	17,280	128,218
Jacobs Engineering Group, Inc. *	10,077	424,141
KLA-Tencor Corp.	13,867	350,142
Leggett & Platt, Inc.	12,675	193,040
Lockheed Martin Corp.	26,664	2,150,452
Manitowoc Company, Inc.	10,408	54,746
Masco Corp.	29,328	280,962
Molex, Inc.	11,254	175,000
Norfolk Southern Corp.	29,960	1,128,593
Northrop Grumman Corp.	26,439	1,207,734
Owens-Illinois, Inc. *	13,737	384,773
Pactiv Corp. *	10,769	233,687
Pall Corp.	9,626	255,667
Parker-Hannifin Corp.	13,102	562,862
PerkinElmer, Inc.	9,437	164,204
Precision Castparts Corp.	11,433	834,952
Raytheon Company	32,166	1,429,135
Republic Services, Inc.	26,282	641,544
Rockwell Automation, Inc.	11,577	371,853
Rockwell Collins, Inc.	12,928	539,485
Ryder Systems, Inc.	4,562	127,371
Sealed Air Corp.	12,947	238,872
Snap-on, Inc.	4,702	135,135
Stanley Works	6,455	218,437
Stericycle, Inc. *	6,932	357,206
Textron, Inc.	21,940	211,940
Thermo Fisher Scientific, Inc. *	34,145	1,392,092
Union Pacific Corp.	41,148	2,142,165
United Parcel Service, Inc., Class B	81,221	4,060,238
United Technologies Corp.	76,895	3,995,464
Vulcan Materials Company (a)	9,947	428,716
W.W. Grainger, Inc.	5,080	415,950
Waste Management, Inc.	40,160	1,130,906
Waters Corp. *	7,854	404,245

		65,608,229
Technology - 12.37%
Adobe Systems, Inc. *	42,751	1,209,853
Advanced Micro Devices, Inc. * (a)	45,755	177,072
Affiliated Computer Services, Inc., Class A *	7,966	353,850
Agilent Technologies, Inc. *	28,027	569,228
Altera Corp.	23,951	389,922
Analog Devices, Inc.	23,774	589,120
Apple, Inc. *	72,819	10,371,610
Applied Materials, Inc.	108,810	1,193,646
Autodesk, Inc. *	18,644	353,863
Automatic Data Processing, Inc.	40,947	1,451,162
BMC Software, Inc. *	15,095	510,060
Broadcom Corp., Class A *	34,890	864,923
CA, Inc.	32,186	561,002
Citrix Systems, Inc. *	14,772	471,079

The accompanying notes are an integral part of the financial statements.

9

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Cognizant Technology Solutions Corp., Class A *	23,845	$636,661
Computer Sciences Corp. *	12,366	547,814
Compuware Corp. *	19,682	135,018
Dell, Inc. *	141,951	1,948,987
Electronic Arts, Inc. *	26,362	572,583
EMC Corp. *	164,314	2,152,513
Fiserv, Inc. *	12,701	580,436
Hewlett-Packard Company	194,781	7,528,286
IMS Health, Inc.	14,837	188,430
Intel Corp.	455,882	7,544,847
International Business Machines Corp.	107,861	11,262,846
Intuit, Inc. *	26,370	742,579
L-3 Communications Holdings, Inc.	9,514	660,081
Lexmark International, Inc. *	6,262	99,253
Linear Technology Corp. (a)	18,143	423,639
LSI Logic Corp. *	52,965	241,520
MEMC Electronic Materials, Inc. *	18,243	324,908
Microchip Technology, Inc. (a)	14,927	336,604
Micron Technology, Inc. *	69,115	349,722
Microsoft Corp.	624,747	14,850,236
National Semiconductor Corp.	15,931	199,934
NetApp, Inc. *	26,997	532,381
Novell, Inc. *	28,177	127,642
Novellus Systems, Inc. *	7,971	133,116
NVIDIA Corp. *	44,584	503,353
Oracle Corp.	309,150	6,621,993
Pitney Bowes, Inc.	16,847	369,455
QLogic Corp. *	9,797	124,226
Salesforce.com, Inc. * (a)	8,670	330,934
SanDisk Corp. *	18,517	272,015
Sun Microsystems, Inc. *	60,914	561,627
Teradata Corp. *	14,063	329,496
Teradyne, Inc. *	13,955	95,731
Texas Instruments, Inc.	103,947	2,214,071
Total Systems Services, Inc.	16,093	215,485
Western Digital Corp. *	17,500	463,750
Xerox Corp.	70,589	457,417
Xilinx, Inc.	22,491	460,166

		84,206,145
Utilities - 3.39%
AES Corp. *	54,417	631,781
Allegheny Energy, Inc.	13,827	354,663
Ameren Corp.	17,432	433,882
American Electric Power Company, Inc.	38,916	1,124,283
CenterPoint Energy, Inc.	28,507	315,858
Consolidated Edison, Inc.	22,398	838,133
Constellation Energy Group, Inc.	16,259	432,164
Dominion Resources, Inc.	48,156	1,609,373
DTE Energy Company	13,377	428,064
Dynegy, Inc., Class A *	41,347	93,858
Edison International	26,595	836,679
Exelon Corp.	53,772	2,753,664
FirstEnergy Corp.	24,882	964,177
FPL Group, Inc.	33,531	1,906,573
Integrys Energy Group, Inc.	6,238	187,078
Nicor, Inc.	3,691	$127,782
NiSource, Inc.	22,414	261,347
Northeast Utilities	14,295	318,921
Pepco Holdings, Inc.	17,957	241,342
PG&E Corp.	30,068	1,155,814
Pinnacle West Capital Corp.	8,251	248,768
PPL Corp.	30,695	1,011,707
Progress Energy, Inc.	22,777	861,654
Public Service Enterprise Group, Inc.	41,302	1,347,684
SCANA Corp.	9,944	322,882
Sempra Energy	19,941	989,672
Southern Company	63,867	1,990,096
Teco Energy, Inc.	17,207	205,279
Wisconsin Energy Corp.	9,543	388,496
Xcel Energy, Inc.	37,194	684,742

		23,066,416

TOTAL COMMON STOCKS (Cost $831,138,159)		$656,863,701

SHORT TERM INVESTMENTS - 1.47%
John Hancock Collateral
Investment Trust, 0.3952% (c)(f)	$999,759	$10,008,386

TOTAL SHORT TERM INVESTMENTS (Cost $10,000,953)		$10,008,386

REPURCHASE AGREEMENTS - 2.78%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $18,901,005 on 07/01/2009,collateralized by $15,490,000 U.S. Treasury Bonds, 6.25% due 08/15/2023 (valued at $19,285,050, including interest)	$18,901,000	$18,901,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,901,000)		$18,901,000

Total Investments (500 Index Trust B) (Cost $860,040,112) - 100.75%		$685,773,087
Other assets and liabilities, net - (0.75)%		(5,115,521)

TOTAL NET ASSETS - 100.00%		$680,657,566

Core Strategy Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (g)(h)	20,285,183	$161,267,204
International Index (MFC Global U.S.A.) (g)	6,323,580	87,644,819
Mid Cap Index (MFC Global U.S.A.) (g)	4,466,816	50,609,029
Small Cap Index (MFC Global U.S.A.) (g)	3,108,521	28,256,452

The accompanying notes are an integral part of the financial statements.

10

JOHN HANCOCK TRUST (g)
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Strategy Trust (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (g)
Total Bond Market A (Declaration) (g)	10,667,310	$142,621,933

TOTAL INVESTMENT COMPANIES (Cost $519,433,358)		$470,399,437

Total Investments (Core Strategy Trust) (Cost $519,433,358) - 100.01%		$470,399,437
Other assets and liabilities, net - (0.01)%		(62,116)

TOTAL NET ASSETS - 100.00%		$470,337,321

International Equity Index Trust A

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 79.77%
Argentina - 0.00%
Petrobras Energia Participaciones SA, ADR,
B Shares	1,000	$5,940
Telecom Argentina SA, ADR, B Shares *	1,000	12,830
Transportadora de Gas del Sur SA, ADR	410	918

		19,688
Australia - 4.53%
AGL Energy, Ltd.	22,055	237,842
Alumina, Ltd.	153,957	176,709
Amcor, Ltd.	25,845	103,769
AMP, Ltd.	89,061	348,967
Aristocrat Leisure, Ltd.	7,326	22,263
Arrow Energy NL *	25,751	73,278
Asciano Group * (a)	11,487	12,239
Asciano Group *	11,487	12,357
Australia and New Zealand
Banking Group, Ltd.	109,075	1,441,934
Australian Stock Exchange, Ltd.	6,846	203,395
Axa Asia Pacific Holdings, Ltd.	42,554	133,106
Bendigo Bank, Ltd.	9,632	53,872
BHP Billiton, Ltd.	158,650	4,348,186
Billabong International, Ltd.	7,416	52,115
Bluescope Steel, Ltd.	75,359	152,427
Boral, Ltd.	19,858	64,687
Brambles, Ltd.	66,803	319,586
Caltex Australia, Ltd.	5,084	56,486
Centro Properties Group, Ltd. *	16,982	1,264
Centro Retail Group	26,756	2,109
CFS Gandel Retail Trust	72,203	95,459
Coca-Cola Amatil, Ltd.	22,448	155,507
Cochlear, Ltd.	2,379	110,507
Commonwealth Bank of Australia, Ltd.	69,121	2,161,212
Computershare, Ltd.	27,654	200,388
Crown, Ltd.	28,419	165,606
CSL, Ltd.	26,248	678,403
CSR, Ltd.	50,043	68,146
Dexus Property Group, REIT	129,201	77,455
Energy Resources of Australia, Ltd.	3,051	57,261
Fortescue Metals Group, Ltd. *	55,111	167,106
Foster’s Group, Ltd.	85,870	355,909
General Property Trust, Ltd.	397,199	155,032
Goodman Fielder, Ltd.	52,572	$55,065
Harvey Norman Holding, Ltd.	22,117	58,593
Incitec Pivot, Ltd.	56,270	107,076
James Hardie Industries, Ltd. *	30,027	100,957
John Fairfax Holdings, Ltd.	71,809	70,292
Leighton Holdings, Ltd.	6,323	119,049
Lend Lease Corp.	12,412	69,918
Lion Nathan, Ltd.	8,108	75,857
Macquarie Airports, Ltd.	27,079	49,460
Macquarie Group, Ltd.	13,699	430,279
Macquarie Infrastructure Group	99,493	114,265
Metcash, Ltd.	32,144	111,316
Mirvac Group, Ltd.	206,135	177,658
National Australia Bank, Ltd.	89,775	1,616,317
Newcrest Mining, Ltd.	22,835	559,553
NRMA Insurance Group, Ltd.	79,621	223,297
Nufarm, Ltd.	3,273	24,084
OneSteel, Ltd.	107,757	222,282
Orica, Ltd.	14,312	249,151
Origin Energy, Ltd.	42,585	501,096
Oxiana, Ltd.	128,661	95,310
Paladin Resources, Ltd. *	25,598	100,790
Perpetual Trust of Australia, Ltd.	1,514	34,668
Qantas Airways, Ltd.	37,681	60,786
QBE Insurance Group, Ltd.	45,471	725,527
Rio Tinto, Ltd. *	11,805	496,551
Rio Tinto, Ltd.	9,827	411,282
Santos, Ltd.	36,934	433,883
Sims Group, Ltd.	4,659	97,000
Sonic Healthcare, Ltd.	15,181	150,293
SP Ausnet	61,717	38,187
Stockland Company, Ltd.	86,921	222,877
Suncorp-Metway, Ltd.	51,310	275,512
TABCORP Holdings, Ltd.	24,067	138,497
Tattersall’s, Ltd.	45,953	94,261
Telstra Corp., Ltd.	208,533	568,996
Toll Holdings, Ltd.	20,267	100,551
Transurban Group, Ltd. *	51,412	171,217
Virgin Blue Holdings, Ltd. *	10,956	2,761
Wesfarmers, Ltd., Price Protected Shares	8,887	167,729
Wesfarmers, Ltd.	46,581	847,945
Westfield Group	92,835	845,582
Westpac Banking Corp., Ltd.	135,829	2,200,207
Woodside Petroleum, Ltd.	22,433	777,337
Woolworths, Ltd.	55,307	1,169,488
WorleyParsons, Ltd.	6,662	126,924

		27,554,308
Austria - 0.20%
Erste Bank der Oesterreichischen
Sparkassen AG	10,156	275,937
Oesterreichische Elektrizitaets AG, Class A	1,555	79,317
OMV AG	8,275	310,217
Raiffeisen International Bank Holding AG	3,238	112,448
Telekom Austria AG	17,088	267,365
Voestalpine AG (a)	6,737	184,837

		1,230,121

The accompanying notes are an integral part of the financial statements.

11

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium - 0.60%
Anheuser-Busch InBev NV	30,573	$1,106,820
Anheuser-Busch InBev NV *	6,160	26
Belgacom SA	8,667	277,075
Colruyt SA	984	224,556
Compagnie Nationale A Portefeuille, ADR	1,712	82,766
Delhaize Group	4,368	307,539
Dexia SA *	31,287	237,255
Fortis Group SA *	112,474	383,470
Fortis *	16,796	24
Groupe Bruxelles Lambert SA	3,590	262,910
KBC Ancora, ADR *	4,006	41,098
KBC Bancassurance Holding NV *	8,769	159,968
Mobistar SA	1,134	69,997
Solvay SA	2,696	227,464
UCB SA (a)	5,215	167,172
Umicore	4,930	112,290

		3,660,430
Bermuda - 0.05%
China Yurun Food Group, Ltd	32,000	48,181
SeaDrill, Ltd., GDR	15,758	226,425

		274,606
Brazil - 0.88%
All America Latina Logistica SA	10,200	62,829
Aracruz Celulose SA, SADR * (a)	316	4,689
B2W Companhia Global Do Varejo	8,311	157,398
Banco Bradesco SA, ADR	6,493	95,902
Banco do Brasil SA	13,800	149,163
Banco Nossa Caixa SA	1,440	53,882
BM&F BOVESPA SA	36,740	220,871
Brasil Telecom Participacoes SA, ADR *	326	12,518
Braskem SA, SADR *	862	6,344
Centrais Eletricas Brasileiras SA, ADR,B Shares *	778	10,083
Centrais Eletricas Brasileiras SA, ADR *	1,295	18,832
Centrais Eletricas Brasileiras SA *	9,300	135,976
Cia de Concessoes Rodoviarias, ADR	3,000	48,119
Cia de Saneamento Basico do Estado de Sao Paulo *	5,781	85,646
Cia Energetica de Minas Gerais, ADR	2,687	36,113
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	171	6,577
Companhia de Bebidas das Americas	63	4,069
Companhia Siderurgica Nacional SA, SADR	2,592	57,931
Companhia Siderurgica Nacional SA	12,000	267,129
Companhia Vale do Rio Doce	45,000	792,294
Cosan SA Industria e Comercio *	13,061	95,983
CPFL Energia SA	2,200	35,737
Cyrela Brazil Realty SA	10,000	75,785
EDP - Energias do Brasil SA	1,600	22,087
Empresa Brasileira de Aeronautica SA, ADR *	397	6,574
Empresa Brasileira de Aeronautica SA *	19,900	82,769
Gerdau SA, SADR	3,418	35,787
Gerdau SA	5,131	41,582
Global Village Telecom Holding SA *	3,080	51,242
Itau Unibanco Holding SA	2,719	43,042
JBS SA	11,514	41,308
LLX Logistica SA *	4,824	$9,380
MRV Engenharia e Participacoes SA	2,485	34,431
Natura Cosmeticos SA	6,500	85,782
OGX Petroleo e Gas Participacoes SA	400	203,966
Perdigao SA *	6,828	130,671
Petroleo Brasileiro SA	71,800	1,468,978
Porto Seguro SA *	15,008	117,567
Redecard SA	9,860	151,712
Souza Cruz SA	2,000	56,974
Suzano Papel e Celulose SA *	6,200	47,967
Tele Norte Leste Participacoes SA, ADR	1,336	19,866
Tele Norte Leste Participacoes SA	3,000	56,647
Tractebel Energia SA	5,900	57,058
Ultrapar Participacoes SA	1,900	60,253
Usinas Siderurgicas de Minas Gerais SA, SADR	1,323	28,319
Usinas Siderurgicas de Minas Gerais SA	3,000	63,460
Votorantim Celulose e Papel SA, SADR *	467	5,002
Weg SA	2,800	19,719

		5,376,013
Canada - 4.77%
Addax Petroleum Corp.	4,900	207,812
Agnico-Eagle Mines, Ltd.	6,987	368,047
Agrium, Inc.	6,939	277,107
Alimentation Couche Tard, Inc.	3,100	37,499
ARC Energy Trust	2,700	41,342
Astral Media, Inc.	2,200	56,251
Bank of Montreal	16,791	707,643
Bank of Nova Scotia	31,152	1,162,894
Barrick Gold Corp.	27,310	919,216
BCE, Inc.	7,838	161,726
Biovail Corp.	5,150	69,160
Bombardier, Inc.	61,462	182,301
Brookfield Asset Management, Inc.	21,948	375,502
Brookfield Properties Corp.	11,090	87,717
CAE, Inc.	29,584	175,497
Cameco Corp.	11,834	303,595
Canadian Imperial Bank of Commerce	11,870	595,056
Canadian National Railway Company	14,602	627,315
Canadian Natural Resources, Ltd.	16,908	889,482
Canadian Oil Sands Trust	6,900	164,855
Canadian Pacific Railway, Ltd.	4,926	196,422
Canadian Tire Corp., Ltd.	3,246	153,488
Canadian Utilities, Ltd.	5,500	179,448
Canfor Corp. *	100	430
CGI Group, Inc. *	15,124	134,447
CI Financial Corp.	9,067	149,200
Crescent Point Energy Trust	2,700	79,666
Eldorado Gold Corp. *	10,400	93,704
Empire Company, Ltd.	3,700	134,557
Enbridge, Inc.	10,824	375,581
EnCana Corp.	23,536	1,166,936
Enerplus Resources Fund	6,900	149,075
Ensign Energy Services, Inc.	6,900	100,847
Fairfax Financial Holdings, Ltd.	941	236,231
Finning International, Inc.	9,462	136,665

The accompanying notes are an integral part of the financial statements.

12

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
First Quantum Minerals, Ltd.	4,500	$217,620
Fortis, Inc.	4,800	104,860
Franco-Nevada Corp.	3,000	72,115
George Weston, Ltd.	2,864	143,649
Gerdau Ameristeel Corp.	6,700	46,197
Gildan Activewear, Inc. *	2,800	41,477
Goldcorp, Inc.	22,828	793,480
Great-West Lifeco, Inc.	8,324	163,167
Groupe Aeroplan, Inc.	23,035	163,383
Husky Energy, Inc.	11,348	317,371
IAMGOLD Corp.	9,600	97,226
IGM Financial, Inc.	5,004	177,032
Imperial Oil, Ltd.	9,227	357,927
Industrial Alliance Insurance and Financial Services, Inc.	4,200	92,980
Inmet Mining Corp.	1,500	55,027
Intact Financial Corp.	4,600	134,660
Ivanhoe Mines, Ltd. *	5,500	30,499
Jazz Air Income Fund, ADR *	350	993
Kinross Gold Corp.	21,181	386,053
Loblaw Companies, Ltd.	7,563	225,950
Magna International, Inc.	3,057	129,702
Manitoba Telecom Services, Inc.	3,000	87,873
Manulife Financial Corp. (c)	50,376	874,428
MDS, Inc. *	1,000	5,253
Metro, Inc.	6,400	209,197
National Bank of Canada	7,132	329,575
Nexen, Inc.	14,236	309,284
Niko Resources, Ltd.	2,500	171,947
Nova Chemicals Corp.	1,651	9,822
Onex Corp.	3,568	61,351
Open Text Corp. *	1,300	47,500
Pan American Silver Corp. *	2,000	37,089
Penn West Energy Trust (a)	11,897	151,481
Petro-Canada	15,008	579,598
Potash Corp. of Saskatchewan, Inc.	9,189	857,082
Power Corp. of Canada	15,483	357,274
Power Financial Corp.	7,278	173,010
Precision Drilling Trust, ADR	29,485	141,702
Progress Energy Resources Corp.	15,900	138,885
Provident Energy Trust	29,000	145,106
QLT, Inc. *	300	642
Research In Motion, Ltd. *	16,000	1,137,325
RioCan Real Estate Investment Trust	2,400	31,528
Ritchie Bros. Auctioneers, Inc. (a)	5,400	126,742
Rogers Communications, Inc., Class B	15,258	392,223
Royal Bank of Canada	44,224	1,808,654
Saputo, Inc.	8,100	169,013
Shaw Communications, Inc.	10,198	171,669
Sherritt International Corp.	6,500	29,283
Shoppers Drug Mart Corp.	9,344	401,588
Silver Wheaton Corp. *	15,900	132,050
Sino-Forest Corp. *	12,000	127,929
SNC-Lavalin Group, Inc.	4,487	165,299
Sun Life Financial, Inc.	17,248	465,621
Suncor Energy, Inc.	29,296	890,856
Talisman Energy, Inc.	31,374	$450,724
Teck Cominco, Ltd. *	21,447	342,038
Telus Corp. - Non Voting Shares	6,056	156,197
Telus Corp.	2,005	53,178
Thomson Corp. (a)	6,702	195,042
TMX Group, Inc.	2,876	83,673
Toronto Dominion Bank Ontario	26,650	1,376,777
TransAlta Corp.	5,579	107,009
Trans-Canada Corp.	20,750	558,733
Trican Well Service, Ltd.	17,800	153,339
Viterra, Inc. *	5,800	50,363
Yamana Gold, Inc.	21,906	194,737
Yellow Pages Income Fund	31,500	144,887

		29,052,658
Cayman Islands - 0.02%
China Dongxiang Group Company	77,000	51,525
China High Speed Transmission Equipment Group Company, Ltd.	45,000	89,900
Hopewell Highway Infrastructure, Ltd.	3,163	1,759

		143,184
Chile - 0.22%
Banco Santander Chile SA, ADR	4,147	193,624
Banco Santander SA	3,830	46,369
Cia Cervecerias Unidas SA, ADR	2,435	85,225
Embotelladora Andina SA, ADR, Series A	959	14,026
Embotelladora Andina SA, ADR, Series B	2,273	38,687
Empresa Nacional de Electricidad SA, ADR	6,170	307,204
Enersis SA, SADR	14,522	268,221
Lan Airlines SA, SADR	10,207	122,790
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares (a)	4,789	173,314
Vina Concha Y Toro SA, ADR	3,298	116,881

		1,366,341
China - 1.69%
Air China, Ltd., Class H *	42,000	20,500
Aluminum Corp. of China, Ltd.	112,000	104,895
Angang New Steel Company, Ltd., Class H	65,960	108,836
Bank of China, Ltd.	1,781,343	844,059
Bank of Communications Company, Ltd., Class H	170,700	190,755
Beijing Capital International Airport Company, Ltd., Class H *	60,000	41,695
Beijing Datang Power Generation Company, Ltd., Class H	164,000	99,341
BYD Company, Ltd., H Shares *	12,900	52,177
Chaoda Modern Agriculture Holdings, Ltd.	98,120	58,137
China BlueChemical, Ltd.	30,000	15,840
China CITIC Bank	282,000	183,885
China Coal Energy Company, Series H	100,000	120,923
China Communications Construction Company, Ltd.	183,535	213,581
China Communications Services Corp., Ltd.,Class H	36,000	22,159
China Construction Bank Corp.	1,408,800	1,087,349
China COSCO Holdings Company, Ltd.	139,835	164,874

The accompanying notes are an integral part of the financial statements.

13

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China International Marine Containers Company, Ltd.	121,700	$115,861
China Life Insurance Company, Ltd.	233,000	866,349
China Merchants Bank Company, Ltd.	154,500	351,242
China National Building Material Company, Ltd.	48,000	92,704
China Oilfield Services, Ltd., H Shares	80,000	86,307
China Petroleum & Chemical Corp., Class H	488,000	371,239
China Railway Construction Corp. - Hong Kong Exchange *	51,000	78,281
China Railway Group, Ltd. *	104,000	83,311
China Shenhua Energy Company, Ltd.	98,500	358,930
China Shipping Container Lines Company, Ltd. *	447,650	119,417
China Shipping Development Company, Ltd., Class H	68,000	86,755
China Telecom Corp., Ltd.	614,000	303,585
China Vanke Company, Ltd.	58,900	84,992
Country Garden Holdings Company, Ltd.	151,000	70,010
Dongfeng Motor Group Company, Ltd.	148,000	125,221
Foxconn International Holdings, Ltd. *	71,000	47,218
Guangdong Investment, Ltd.	114,000	52,902
Guangshen Railway Company, Ltd., Class H	186,000	86,900
Guangzhou R&F Properties Company, Ltd., H Shares	24,800	55,203
Huaneng Power International, Inc., Class H	164,000	114,836
Industrial & Commercial Bank of China, Ltd.	1,298,600	903,508
Inner Mongolia Yitai Coal Company	15,200	70,652
Jiangsu Expressway, Ltd.	158,000	115,758
Jiangxi Copper Company, Ltd., Class H	76,000	123,668
Lenovo Group, Ltd.	386,000	147,605
Maanshan Iron & Steel Company, Ltd. *	78,000	48,850
PetroChina Company, Ltd., Class H	658,000	725,909
PICC Property & Casualty Company, Ltd., Class H *	126,000	86,416
Shanghai Electric Group Company, Ltd.	90,000	38,658
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd.	72,000	122,900
Shanghai Zhenhua Port Machinery Company	128,440	110,199
Shui On Land, Ltd.	69,400	47,281
Sinopec Shanghai Petrochemical Company, Ltd., Class H *	52,000	17,906
Tingyi Cayman Islands Holding Corp.	108,000	178,215
Tsingtao Brewery Company, Ltd., Series H	14,000	43,810
Want Want China Holdings, Ltd.	61,000	34,137
Weichai Power Company, Ltd.	34,000	114,572
Yantai Changyu Pioneer Wine Company	3,400	20,972
Yanzhou Coal Mining Company, Ltd., Class H	110,000	151,356
Zhejiang Expressway Company, Ltd., Class H	62,000	48,735
Zijin Mining Group, Ltd.	231,902	209,165
ZTE Corp., Class H	5,056	17,497

		10,258,038
Colombia - 0.10%
BanColombia SA, ADR	20,723	632,052
Czech Republic - 0.07%
CEZ AS	5,350	242,964
Komercni Banka AS	817	113,355
Telefonica Czech Republic AS	3,005	$68,440

		424,759
Denmark - 0.54%
A P Moller Maersk AS, Series A	30	176,227
A P Moller Maersk AS	50	300,237
Carlsberg AS, B Shares	4,852	311,877
Coloplast AS	862	59,392
Danske Bank AS *	21,398	369,357
DSV AS, ADR *	7,580	94,142
H. Lundbeck AS	2,800	53,337
Novo Nordisk AS	19,090	1,037,580
Novozymes AS, B Shares	2,464	200,270
Topdanmark AS *	703	82,158
TrygVesta AS	2,091	123,362
Vestas Wind Systems AS *	6,244	448,868
William Demant Holdings AS *	782	40,475

		3,297,282
Egypt - 0.09%
Commercial International Bank	6,377	55,921
Egypt Kuwait Holding Company	10,330	18,759
Egyptian Company for Mobile Services	3,687	127,954
Egyptian Financial Group-Hermes Holding	3,297	13,202
EL Ezz Aldekhela Steel Alexandria	52	6,572
EL EZZ Steel Company	7,169	15,421
ElSwedy Cables Holding Company	1,339	16,233
Orascom Construction Industries	2,325	79,452
Orascom Telecom Holding SAE *	11,681	62,607
Sidi Kerir Petrochemicals Company	6,580	13,949
Talaat Moustafa Group *	15,104	14,332
Telecom Egypt	36,222	102,056

		526,458
Finland - 0.82%
Elisa Oyj, Class A	9,607	158,371
Fortum Corp. Oyj	18,883	430,714
Kesko Oyj	2,569	68,103
Kone Corp. Oyj	8,057	247,444
Metra Oyj, B Shares (a)	5,069	163,741
Metso Oyj	8,227	154,101
Neste Oil Oyj (a)	4,623	64,361
Nokia AB Oyj	156,344	2,281,632
Nokian Renkaat Oyj (a)	7,170	135,189
Orion Oyj, Series B	6,357	99,739
Outokumpu Oyj	7,787	134,866
Pohjola Bank PLC	19,384	155,033
Rautaruukki Oyj	5,481	109,614
Sampo Oyj, A Shares	18,315	345,612
Sanoma WSOY Oyj (a)	3,100	48,217
Stora Enso Oyj, Series R *	31,247	164,894
UPM-Kymmene Oyj	25,411	221,466

		4,983,097
France - 6.22%
Accor SA	6,534	259,827
Aeroports de Paris (a)	1,964	144,129
Air France KLM	6,212	79,641

The accompanying notes are an integral part of the financial statements.

14

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Air Liquide	11,531	$1,055,901
Alcatel-Lucent *	94,077	237,056
Alstom SA (a)	9,359	553,925
Atos Origin SA *	1,759	59,721
AXA Group SA	73,311	1,385,968
BioMerieux SA	648	56,837
BNP Paribas SA	39,404	2,557,077
Bouygues SA	10,289	386,919
Bureau Veritas SA	497	24,516
Cap Gemini SA	6,403	236,502
Carrefour SA	29,583	1,265,484
Casino Guichard-Perrachon SA	1,280	86,459
Christian Dior SA	2,738	204,755
Cie Generale de Geophysique-Veritas *	6,817	123,066
CNP Assurances SA	1,573	150,185
Compagnie de Saint-Gobain SA	17,125	572,598
Compagnie Generale des Etablissements Michelin, Class B (a)	7,194	411,166
Credit Agricole SA (a)	41,448	519,134
Dassault Systemes SA (a)	2,751	121,642
Eiffage SA	2,102	122,659
Electricite de France	10,792	526,261
Eramet	240	62,979
Essilor International SA	8,058	384,674
Eurazeo	1,213	50,561
European Aeronautic Defence &Space Company (a)	12,429	201,420
Eutelsat Communications *	3,120	80,601
Fonciere Des Regions	804	60,495
France Telecom SA	90,773	2,062,382
GDF Suez	55,160	2,060,652
GDF Suez *	1,260	2
Gecina SA	1,334	82,538
Groupe DANONE (a)	25,967	1,284,169
Hermes International SA (a)	2,482	345,471
ICADE	570	46,877
Iliad SA	482	46,818
Imerys SA *	898	34,202
Imerys SA *	1,831	76,949
Ipsen SA	1,203	52,592
JC Decaux SA *	3,408	54,239
Klepierre SA	3,176	81,922
Lafarge SA *	2,114	143,534
Lafarge SA *	7,032	456,249
Lagardere SCA	4,471	148,814
Legrand SA, ADR	3,237	70,719
L’Oreal SA	11,136	833,735
LVMH Moet Hennessy SA	11,174	855,269
M6-Metropole Television	3,032	57,449
Natixis *	71,221	137,821
Neopost SA	1,308	117,621
PagesJaunes Groupe SA (a)	5,923	57,667
Pernod-Ricard SA (a)	9,037	570,526
PPR SA (a)	3,577	292,689
PSA Peugeot Citroen SA *	5,877	155,019
Publicis Groupe SA (a)	5,769	176,140
Renault Regie Nationale SA *	9,525	351,634
Safran SA (a)	8,194	$108,341
Sanofi-Aventis SA	48,767	2,868,045
Schneider Electric SA	9,542	729,769
SCOR SE	7,104	145,895
Societe BIC SA (a)	1,411	81,040
Societe Des Autoroutes Paris-Rhin-Rhone	695	47,332
Societe Generale (a)	23,741	1,295,296
Societe Television Francaise 1	5,663	63,705
Sodexho Alliance	4,735	243,550
Suez Environnement SA	14,436	253,154
Suez SA Strip VVPR * (e)	5	0
Technip SA	3,802	186,887
Thales SA	3,341	149,511
Total SA	100,984	5,469,511
Unibail-Rodamco SE, REIT	3,853	575,372
Valeo SA *	60	1,107
Vallourec SA (a)	2,470	300,293
Veolia Environnement SA	17,980	531,182
Vinci SA (a)	21,100	946,972
Vivendi SA	51,951	1,244,449

		37,877,268
Germany - 4.54%
Adidas-Salomon AG (a)	7,772	296,143
Allianz SE	19,928	1,842,776
BASF SE	40,934	1,632,709
Bayer AG	33,705	1,809,825
Bayerische Motoren Werke (BMW) AG	15,543	587,014
Beiersdorf AG	2,787	131,380
Celesio AG	2,188	50,291
Commerzbank AG * (a)	35,370	219,916
Daimler AG	40,038	1,448,653
Deutsche Bank AG	25,546	1,554,548
Deutsche Boerse AG	8,520	662,206
Deutsche Lufthansa AG	9,025	113,448
Deutsche Post AG	31,698	414,301
Deutsche Postbank AG *	3,509	89,471
Deutsche Telekom AG	125,690	1,485,472
E.ON AG	88,052	3,125,348
Fraport AG, ADR (a)	1,553	66,579
Fresenius AG	1,212	56,870
Fresenius Medical Care AG (a)	7,187	320,745
Fresenius SE	3,104	167,732
GEA Group AG	3,659	55,506
Hamburger Hafen und Logistik AG	1,168	45,093
Hannover Rueckversicherung AG *	3,722	137,689
Henkel AG & Company KGaA	4,232	114,115
Hochtief AG	1,216	61,435
Infineon Technologies AG *	14,777	53,645
K&S AG	5,599	315,400
Linde AG	6,932	569,913
MAN AG	5,107	314,102
Merck KGaA	2,449	249,676
Metro AG	5,676	271,328
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	8,657	1,170,813
Puma AG	379	83,190

The accompanying notes are an integral part of the financial statements.

15

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Qiagen AG *	6,646	$123,356
RWE AG	21,335	1,684,280
Salzgitter AG	1,555	136,714
SAP AG	37,991	1,531,639
Siemens AG	37,615	2,604,102
Solarworld AG (a)	2,460	58,093
Suedzucker AG	2,119	43,099
Thyssen Krupp AG	15,219	379,177
TUI AG *	13,792	101,928
United Internet AG *	5,573	65,463
Volkswagen AG	3,948	1,336,468
Wacker Chemie AG	263	30,293

		27,611,944
Greece - 0.28%
Alpha Bank A.E. *	15,197	164,212
Bank of Cyprus PCL	15,369	85,700
Bank of Piraeus SA *	8,244	81,262
Coca-Cola Hellenic Bottling Company SA	7,630	156,346
EFG Eurobank Ergas SA *	8,687	90,495
Hellenic Petroleum SA	9,940	96,088
Hellenic Telecommunications Organization SA	10,410	158,893
Marfin Financial Group SA Holdings *	17,074	72,747
National Bank of Greece SA *	15,239	417,521
OPAP SA	6,640	176,346
Public Power Corp. SA *	6,320	130,074
Titan Cement Company SA	2,940	77,423

		1,707,107
Hong Kong - 2.18%
Agile Property Holdings, Ltd.	89,800	128,452
Alibaba.com, Ltd. *	67,900	120,378
Anhui Conch Cement Company, Ltd., Class H	16,000	99,728
ASM Pacific Technology, Ltd.	7,586	39,033
Bank of East Asia, Ltd.	45,365	137,628
Beijing Enterprises Holdings, Ltd.	28,000	139,736
Belle International Holdings, Ltd., GDR	156,882	135,913
BOC Hong Kong Holdings, Ltd.	90,672	160,501
Cathay Pacific Airways, Ltd.	34,218	46,854
Cheung Kong Holdings, Ltd.	64,151	733,790
Cheung Kong Infrastructure Holdings, Ltd.	11,228	39,159
China Agri-Industries Holdings, Ltd.	26,000	16,170
China Everbright, Ltd.	42,000	104,596
China Insurance International Holdings Company, Ltd. *	24,000	50,435
China Mengniu Dairy Company, Ltd. *	66,000	152,590
China Merchants Holdings International Company, Ltd.	29,211	83,420
China Mobile, Ltd.	189,500	1,900,184
China Overseas Land & Investment, Ltd.	123,360	283,713
China Resource Power Holdings, Ltd.	68,000	150,169
China Resources Enterprises, Ltd.	78,000	156,710
China Resources Land, Ltd.	58,000	127,994
China Travel International Investment Hong Kong, Ltd.	382,000	84,044
China Unicom, Ltd.	178,550	237,453
Citic 1616 Holdings, Ltd.	1,050	233
Citic Pacific, Ltd.	71,000	144,959
CLP Holdings, Ltd.	86,611	$575,097
CNOOC, Ltd.	555,984	684,599
CNPC Hong Kong, Ltd.	100,000	83,755
Cosco Pacific, Ltd.	24,000	26,842
Denway Motors, Ltd.	122,000	48,395
Dongfang Electrical Machinery Company, Ltd.	32,000	114,014
Esprit Holdings, Ltd.	21,485	120,180
Fosun International	30,500	19,103
Gome Electrical Appliances Holdings, Ltd.	144,000	35,489
Hang Lung Group, Ltd.	22,000	103,984
Hang Lung Properties, Ltd.	31,674	102,722
Hang Seng Bank, Ltd.	17,881	252,694
Harbin Power Equipment Company, Ltd.	94,000	87,849
Henderson Land Development Company, Ltd.	26,489	150,523
Hengan International Group Company, Ltd.	26,000	120,407
Hong Kong & China Gas Company, Ltd.	95,227	200,147
Hong Kong Aircraft Engineering Company, Ltd.	2,000	23,322
Hong Kong Electric Holdings, Ltd.	31,918	177,754
Hong Kong Exchanges & Clearing, Ltd.	48,570	754,161
Hopewell Holdings, Ltd.	19,638	61,035
Huabao International Holdings, Ltd.	140,000	135,302
Hutchison Telecommunications Hong Kong Holdings, Ltd. *	38,277	5,186
Hutchison Telecommunications International, Ltd. *	24,277	5,756
Hutchison Whampoa, Ltd.	99,423	646,321
Hysan Development Company, Ltd.	20,765	52,984
Kerry Properties, Ltd.	14,203	63,504
Kingboard Chemical Holdings, Ltd.	58,228	145,337
Li & Fung, Ltd.	66,829	177,352
Li Ning Company, Ltd.	38,000	112,549
Link, REIT	34,247	73,013
MTR Corp., Ltd.	38,233	115,314
New World Development Company, Ltd.	52,815	94,791
Noble Group, Ltd.	78,400	98,156
NWS Holdings, Ltd.	30,333	54,599
Orient Overseas International, Ltd.	10,938	46,352
Parkson Retail Group, Ltd.	64,000	91,938
Ping An Insurance Group Company of China,Ltd.	38,500	259,665
Shanghai Industrial Holdings, Ltd.	14,000	56,458
Shangri-La Asia, Ltd.	39,953	59,227
Shimao Property Holdings, Ltd., GDR	89,000	171,346
Sino Land Company, Ltd.	24,316	39,957
Sinofert Holdings, Ltd.	98,000	48,858
Sino-Ocean Land Holdings, Ltd.	130,100	149,110
Soho China, Ltd.	66,000	40,191
Sun Hung Kai Properties, Ltd.	58,389	729,025
Swire Pacific, Ltd., Class A	21,837	217,486
Tencent Holdings, Ltd.	27,000	313,150
Wharf Holdings, Ltd.	34,373	145,534
Wheelock and Company, Ltd.	26,000	66,635
Yue Yuen Industrial Holdings, Ltd.	7,933	17,774

		13,248,784
Hungary - 0.07%
Gedeon Richter Rt.	758	136,095

The accompanying notes are an integral part of the financial statements.

16

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hungary (continued)
Magyar Telekom Rt.	10,442	$30,760
MOL Magyar Olaj & Gazipari Rt.	1,444	88,928
OTP Bank Rt. *	8,152	146,950

		402,733
India - 1.09%
Dr. Reddy’s Laboratories, Ltd., ADR	8,925	151,279
Grasim Industries, Ltd., ADR (j)	2,163	104,257
ICICI Bank, Ltd., SADR	31,748	936,566
Infosys Technologies, Ltd., ADR	43,978	1,617,511
Larsen & Toubro, Ltd., ADR (j)	15,609	510,840
Ranbaxy Laboratories, Ltd., ADR *	5,528	29,298
Reliance Capital, Ltd. (j)	6,953	130,569
Reliance Communication, Ltd., ADR (j)	48,939	295,699
Reliance Energy, Ltd., ADR (j)	947	70,970
Reliance Industries, Ltd., GDR * (j)	25,745	2,136,835
Reliance Natural Resources, Ltd., ADR * (j)	14,228	49,838
Satyam Computer Services, Ltd., ADR (a)	16,223	50,453
State Bank of India GDR	2,194	155,774
Tata Communications, Ltd., ADR	1,874	36,843
Tata Motors, Ltd., SADR * (a)	18,130	154,468
Wipro, Ltd., ADR (a)	17,140	202,252

		6,633,452
Indonesia - 0.24%
Aneka Tambang Tbk PT	142,375	27,974
Astra Agro Lestari Tbk PT	4,842	7,954
Astra International Tbk PT	58,517	136,179
Bank Central Asia Tbk PT	356,226	122,821
Bank Danamon Indonesia Tbk PT	151,928	71,389
Bank Mandiri Tbk PT	189,622	58,466
Bank Rakyat Indonesia Tbk PT	225,499	138,551
Bumi Resources Tbk PT	724,220	131,210
Indocement Tunggal Prakarsa Tbk PT	27,013	20,451
Indofood Sukses Makmur Tbk PT	223,595	40,968
Indosat Tbk PT, ADR *	227	5,537
Indosat Tbk PT *	23,500	11,415
International Nickel Indonesia Tbk PT *	77,500	31,229
Lippo Karawaci Tbk PT *	925,000	60,673
Perusahaan Gas Negara Tbk PT	474,515	145,843
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,000	29,980
Semen Gresik Persero Tbk PT *	152,360	72,853
Tambang Batubara Bukit Asam Tbk PT	21,000	23,790
Telekomunikasi Indonesia Tbk PT	302,500	224,057
Truba Alam Manunggal Engineering PT *	157,500	2,612
Unilever Indonesia Tbk PT	77,500	70,184
United Tractors Tbk PT	51,120	49,581

		1,483,717
Ireland - 0.24%
Allied Irish Banks PLC - London Exchange	16,539	39,744
Allied Irish Banks PLC	1,771	4,305
Anglo Irish Bank Corp. PLC *	15,416	3,700
Bank of Ireland - London Exchange *	1,444	3,435
Bank of Ireland *	19,645	46,496
C&C Group PLC	216	730
CRH PLC - London Exchange	28,505	651,816
Elan Corp. PLC * (a)	24,997	165,318
Experian Group, Ltd.	47,594	$356,682
Greencore Group PLC	6	11
Kerry Group PLC	7,453	169,084
Ryanair Holdings PLC, SADR *	1,203	34,153

		1,475,474
Israel - 0.42%
Alvarion, Ltd., ADR *	544	2,432
Audio Codes, Ltd., ADR *	632	980
Bank Hapoalim, Ltd. *	65,211	172,418
Bank Leumi Le-Israel, Ltd. *	32,208	84,347
Bezek Israeli Telecommunications Corp., Ltd.	62,835	115,946
Cellcom Israel, Ltd.	1,068	28,377
Check Point Software Technologies, Ltd. *	7,282	170,909
Delek Group, Ltd.	32	3,865
Delek Real Estate, Ltd. *	8,983	11,066
Discount Investment Corp.	101	1,830
Elbit Systems, Ltd.	968	58,205
Given Imaging Corp., ADR *	85	837
ICL Israel Chemicals, Ltd.	14,796	145,645
Israel Corp., Ltd.	94	50,009
Israel Discount Bank, Ltd.	6,779	8,821
Makhteshim-Agam Industries, Ltd.	12,455	61,402
Nice Systems, Ltd. *	2,005	46,080
Ormat Industries, Ltd.	9,957	80,877
Partner Communications, Ltd.	2,436	41,611
RADWARE, Ltd., ADR *	269	2,074
Syneron Medical, Ltd., ADR *	462	3,336
Teva Pharmaceutical Industries, Ltd.	27,941	1,377,196
United Mizrahi Bank, Ltd. *	11,611	68,963

		2,537,226
Italy - 2.22%
A2A SpA (a)	61,398	112,291
Acea SpA	5,374	65,665
Alleanza Assicurazioni SpA	17,299	119,113
Assicurazioni Generali SpA	50,170	1,047,080
Autogrill SpA	4,767	40,432
Autostrade SpA	10,405	210,577
Banca Carige SpA	46,924	128,998
Banca Intesa SpA - Non convertible	54,525	134,369
Banca Monte dei Paschi Siena SpA	117,297	189,462
Banca Popolare di Milano SpA	24,404	146,047
Banche Popolari Unite SpA	29,977	391,314
Banco Popolare Societa Cooperativa *	26,029	194,376
Enel SpA	306,248	1,491,937
Eni SpA	114,078	2,706,255
Exor SpA	3,191	46,220
Fiat SpA *	31,739	321,983
Finmeccanica SpA	20,949	295,611
Fondiaria-Sai SpA	3,671	59,601
Intesa Sanpaolo SpA *	345,850	1,121,305
Italcementi SpA	3,661	41,837
Lottomatica SpA	5,871	113,351
Luxottica Group SpA *	7,142	148,536
Mediaset SpA	34,791	195,642
Mediobanca SpA	28,292	340,047

The accompanying notes are an integral part of the financial statements.

17

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Mediolanum SpA	9,194	$49,202
Mondadori (Arnoldo) Editore SpA *	29	113
Parmalat SpA	66,106	159,736
Pirelli & Company SpA *	118,920	42,048
Prysmian SpA	8,806	132,659
Saipem SpA	13,587	331,665
Saras SpA	32,609	93,165
Telecom Italia SpA	437,406	605,809
Telecom Italia SpA	309,798	304,613
Tenaris SA	24,057	325,227
Terna SpA (a)	42,280	141,014
UniCredit Italiano SpA *	642,136	1,645,131
Unipol Gruppo Finanziario SpA, ADR *	27,110	31,752

		13,524,183
Japan - 14.76%
Acom Company, Ltd. (a)	2,973	74,203
Advantest Corp.	6,220	112,172
AEON Company, Ltd.	22,896	225,531
AEON Credit Service Company, Ltd.	4,323	56,282
Aeon Mall Company, Ltd.	2,000	37,844
Aioi Insurance Company, Ltd.	9,000	40,916
Aisin Seiki Company	8,321	179,944
Ajinomoto Company, Inc.	23,695	187,241
All Nippon Airways Company, Ltd.	27,285	95,286
Amada Company, Ltd.	19,171	118,471
Aozora Bank, Ltd.	32,000	49,177
Asahi Breweries, Ltd.	15,899	228,316
Asahi Glass Company, Ltd.	44,809	357,588
Asahi Kasei Corp.	55,037	278,890
ASATSU-DK, Inc.	52	1,175
Astellas Pharmaceuticals, Inc.	23,605	833,824
Bank of Kyoto, Ltd.	11,000	101,683
Benesse Corp.	4,346	173,695
Bridgestone Corp.	26,947	420,935
Brother Industries, Ltd.	7,300	64,441
Canon Sales Company, Inc.	1,200	16,752
Canon, Inc.	50,126	1,631,449
Casio Computer Company, Ltd.	15,567	138,562
Central Glass Company, Ltd.	114	453
Central Japan Railway Company, Ltd.	69	423,950
Chiba Bank, Ltd.	32,104	208,884
Chubu Electric Power Company, Inc.	30,423	703,255
Chugai Pharmaceutical Company, Ltd.	8,484	161,642
Chugoku Bank, Ltd.	6,000	83,040
Chugoku Electric Power Company, Inc.	12,100	252,599
Circle K Sunkus Company, Ltd.	88	1,373
Citizen Watch Company, Ltd.	19,165	97,752
Coca-Cola West Japan Company, Ltd.	1,023	19,553
Cosmo Oil Company, Ltd.	13,000	44,057
Credit Saison Company, Ltd.	8,709	109,970
Dai Nippon Printing Company, Ltd.	22,047	301,387
Daicel Chemical Industries, Ltd.	6,466	39,080
Daido Steel Company, Ltd.	17,000	69,345
Daihatsu Motor Company, Ltd.	5,000	46,330
Daiichi Sankyo Company, Ltd.	33,228	594,574
Daikin Industries, Ltd.	14,085	450,276
Dainippon Ink & Chemicals, Inc.	28,990	$45,204
Dainippon Screen Manufacturing Company, Ltd.	762	2,616
Dainippon Sumitomo Pharma Company, Ltd. (a)	8,300	72,531
Daito Trust Construction Company, Ltd.	3,181	149,315
Daiwa House Industry Company, Ltd.	21,285	228,082
Daiwa Securities Group, Inc.	70,649	417,567
Dena Company, Ltd.	8	26,740
Denki Kagaku Kogyo Kabushiki Kaisha	21,523	59,552
Denso Corp.	23,678	603,593
Dentsu, Inc.	10,200	213,611
Dowa Mining Company, Ltd.	7,466	30,943
East Japan Railway Company	15,400	927,334
Eisai Company, Ltd.	11,548	410,891
Electric Power Development Company, Ltd.	4,900	138,862
Elpida Memory, Inc. *	9,100	97,349
FamilyMart Company, Ltd.	2,940	92,146
Fanuc, Ltd.	8,821	703,833
Fast Retailing Company, Ltd.	1,534	199,795
Fuji Electric Holdings Company, Ltd.	36,580	60,369
Fuji Heavy Industries, Ltd.	25,000	100,547
Fuji Photo Film Company, Ltd.	23,933	755,047
Fuji Television Network, Inc.	36	54,226
Fujitsu, Ltd.	85,379	462,646
Fukuoka Financial Group, Inc.	36,000	160,528
Furukawa Electric Company, Ltd.	16,638	74,626
Goodwill Group, Inc. *	21	33
GS Yuasa Corp. (a)	14,000	122,922
Gunma Bank	19,523	108,257
Hankyu Hanshin Holdings, Inc.	44,600	208,719
Hikari Tsushin, Inc.	3,200	71,856
Hino Motors, Ltd.	19,114	59,241
Hirose Electric Company, Ltd.	1,217	129,391
Hisamitsu Pharmaceutical Company, Inc.	3,200	99,401
Hitachi Chemical, Ltd.	5,516	88,654
Hitachi Construction Machinery Company, Ltd.	5,457	88,267
Hitachi High-Technologies Corp.	1,500	25,440
Hitachi Metals, Ltd.	11,000	92,841
Hitachi, Ltd.	164,882	510,678
Hokkaido Electric Power Company, Inc.	7,732	144,778
Hokuhoku Financial Group, Inc.	49,866	124,554
Hokuriku Electric Power Company	5,700	130,295
Honda Motor Company, Ltd.	76,838	2,103,912
Hoya Corp.	19,208	384,592
Ibiden Company, Ltd.	6,400	178,779
Idemitsu Kosan Company, Ltd.	1,600	136,801
Inpex Holdings, Inc.	37	294,715
Isetan Mitsukoshi Holdings, Ltd.	12,276	124,638
Ishikawajima-Harima Heavy Industries Company, Ltd.	66,866	115,027
Isuzu Motors, Ltd.	70,000	111,799
IT Holdings Corp.	17	301
ITO EN, Ltd.	1,594	22,610
Itochu Corp.	67,798	468,274
Itochu Techno-Science Corp.	1,952	57,925
Iyo Bank, Ltd.	9,000	91,725
J Front Retailing Company, Ltd.	15,000	71,367

The accompanying notes are an integral part of the financial statements.

18

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
JAFCO Company, Ltd. *	2,947	$98,258
Japan Airlines System Corp. *	44,047	84,863
Japan Petroleum Exploration Company, Ltd.	800	44,141
Japan Prime Realty Investment Corp., REIT	10	21,613
Japan Real Estate Investment Corp., REIT	17	141,094
Japan Retail Fund Investment Corp., REIT	19	87,652
Japan Tobacco, Inc.	222	691,964
JFE Holdings, Inc.	25,938	866,339
JGC Corp.	14,114	227,039
Joyo Bank, Ltd.	34,047	173,088
JS Group Corp.	12,584	193,775
JSR Corp.	8,267	140,882
Jupiter Telecommunications Company, Ltd.	171	129,645
Kajima Corp.	39,809	123,778
Kamigumi Company, Ltd.	18,466	155,446
Kaneka Corp.	8,171	57,812
Kansai Electric Power Company, Ltd.	35,022	772,870
Kansai Paint Company, Ltd.	13,762	98,531
Kao Corp.	23,638	515,150
Kawasaki Heavy Industries, Ltd.	64,037	175,509
Kawasaki Kisen Kaisha, Ltd.	27,933	114,342
KDDI Corp.	134	710,436
Keihin Electric Express Railway Company, Ltd.	16,933	131,257
Keio Corp.	25,285	146,918
Keisei Electric Railway Company, Ltd.	11,000	65,498
Keyence Corp.	1,852	376,900
Kikkoman Corp.	6,762	67,688
Kinden Corp.	2,409	21,108
Kintetsu Corp. (a)	80,208	353,354
Kirin Brewery Company, Ltd.	39,104	545,902
Kobe Steel Company, Ltd.	122,483	226,352
Komatsu, Ltd.	41,170	631,847
Komori Corp.	105	1,253
Konami Corp.	3,357	64,268
Konica Minolta Holdings, Inc.	20,109	208,949
Koyo Seiko Company, Ltd.	9,957	100,390
Kubota Corp.	55,218	453,483
Kuraray Company, Ltd.	13,200	146,319
Kurita Water Industries, Ltd.	5,281	170,131
Kyocera Corp.	7,862	589,764
Kyowa Hakko Kogyo Company, Ltd.	12,862	145,061
Kyushu Electric Power Company, Inc.	17,369	373,825
Lawson, Inc.	4,469	196,390
LeoPalace21 Corp.	5,798	51,511
Mabuchi Motor Company, Ltd.	1,782	85,681
Makita Corp.	5,557	133,836
Marubeni Corp.	85,798	379,046
Marui Company, Ltd.	15,136	106,154
Matsui Securities Company, Ltd.	5,800	52,429
Matsushita Electric Industrial Company, Ltd.	89,807	1,204,589
Matsushita Electric Works, Ltd.	14,819	139,887
Mazda Motor Corp.	44,000	111,704
McDonald’s Holdings Company (Japan), Ltd. *	3,100	57,528
Mediceo Holdings Company, Ltd.	4,110	47,030
MEIJI Holdings Company, Ltd. *	3,300	132,628
Minebea Company, Ltd.	16,523	69,905
Mitsubishi Chemical Holdings Corp., ADR	50,000	$210,931
Mitsubishi Corp.	61,144	1,122,921
Mitsubishi Electric Corp.	84,027	528,710
Mitsubishi Estate Company, Ltd.	52,218	865,041
Mitsubishi Gas & Chemicals Company, Inc.	11,171	60,753
Mitsubishi Heavy Industries, Ltd.	135,063	557,135
Mitsubishi Materials Corp.	54,980	170,851
Mitsubishi Motors Corp. * (a)	127,000	237,101
Mitsubishi Rayon Company, Ltd.	43,990	127,341
Mitsubishi UFJ Financial Group, Inc.	438,500	2,695,544
Mitsubishi UFJ Lease & Finance Company, Ltd.	3,110	100,566
Mitsui & Company, Ltd.	78,389	923,461
Mitsui Chemicals, Inc.	34,990	111,447
Mitsui Engineering & Shipbuilding Company, Ltd.	48,638	114,029
Mitsui Fudosan Company, Ltd.	36,752	636,722
Mitsui Mining & Smelting Company, Ltd.	24,990	64,277
Mitsui O.S.K. Lines, Ltd.	56,513	364,587
Mitsui Sumitomo Insurance Group Holdings, Inc.	19,322	503,859
Mitsui Trust Holdings, Inc.	42,990	163,147
Mitsumi Electric Company, Ltd.	4,499	95,562
Mizuho Financial Group, Inc. (a)	430,700	1,001,719
Mizuho Trust & Banking Company, Ltd.	78,000	100,423
Murata Manufacturing Company, Ltd.	9,496	402,483
Namco Bandai Holdings, Inc.	9,367	102,743
NEC Corp.	99,617	388,928
NEC Electronics Corp. *	52	470
NGK INSULATORS, Ltd.	10,171	206,530
NGK Spark Plug Company, Ltd.	9,762	92,773
NHK Spring Company, Ltd.	12,000	80,142
NICHIREI Corp.	466	1,825
Nidec Corp.	4,886	295,246
Nikon Corp.	15,819	271,946
Nintendo Company, Ltd.	4,692	1,291,258
Nippon Building Fund, Inc., REIT	19	162,608
Nippon Electric Glass Company, Ltd.	14,000	156,054
Nippon Express Company, Ltd.	28,809	130,522
Nippon Meat Packers, Inc.	4,762	60,057
Nippon Mining Holdings, Inc.	38,132	196,802
Nippon Oil Corp.	69,094	406,690
Nippon Paper Group, Inc.	4,200	108,506
Nippon Sheet Glass Company, Ltd.	27,171	78,685
Nippon Steel Corp.	232,536	886,838
Nippon Telegraph & Telephone Corp.	23,500	956,166
Nippon Yusen Kabushiki Kaisha	39,923	171,310
NIPPONKOA Insurance Company, Ltd.	26,000	150,805
Nishi-Nippon City Bank, Ltd.	24,000	60,353
Nissan Chemical Industries, Ltd.	12,762	143,245
Nissan Motor Company, Ltd.	113,590	685,771
Nissay Dowa General Insurance Company,Ltd.	13,000	62,533
Nisshin Seifun Group, Inc.	7,114	84,459
Nisshin Steel Company	42,047	93,527
Nisshinbo Industries, Inc.	2,409	27,140
Nissin Food Products Company, Ltd.	4,316	130,754

The accompanying notes are an integral part of the financial statements.

19

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nitori Company, Ltd.	1,968	$139,680
Nitto Denko Corp.	7,032	213,080
NOK Corp.	4,792	55,534
Nomura Holdings, Inc.	114,607	960,191
Nomura Real Estate Holdings, Inc.	1,800	30,940
Nomura Real Estate Office Fund, Inc.	10	63,513
Nomura Research Institute, Ltd.	6,111	135,567
NSK, Ltd.	10,285	51,922
NTN Corp.	33,228	132,276
NTT Data Corp.	54	174,134
NTT DoCoMo, Inc.	707	1,032,598
NTT Urban Development Corp.	29	27,964
Obayashi Corp.	24,638	120,505
Odakyu Electric Railway Company, Ltd.	24,695	211,165
Oji Paper Company, Ltd.	36,809	157,983
Okumura Corp.	114	443
Olympus Optical Company, Ltd.	10,266	241,236
Omron Corp.	9,261	133,167
Ono Pharmaceutical Company, Ltd.	4,800	212,364
Onward Kashiyama Company, Ltd.	6,409	41,273
Oracle Corp. - Japan	1,952	71,523
Oriental Land Company, Ltd.	2,393	160,214
ORIX Corp.	3,786	223,282
Osaka Gas Company, Ltd.	96,845	309,096
Otsuka Corp.	1,500	79,809
Q.P. Corp.	87	907
Rakuten, Inc.	242	145,451
Resona Holdings, Inc. (a)	24,000	336,419
Ricoh Company, Ltd.	29,399	376,593
Rinnai Corp.	1,752	77,340
Rohm Company, Ltd.	4,427	321,548
SANKYO Company, Ltd.	2,393	127,923
Santen Pharmaceutical Company, Ltd.	3,400	103,409
Sanyo Electric Company, Ltd. *	74,151	191,668
Sapporo Hokuyo Holdings, Inc.	14,500	41,534
Sapporo Holdings, Ltd.	10,466	59,694
SBI Holdings, Inc.	804	162,936
Secom Company, Ltd.	9,590	388,992
SEGA SAMMY HOLDINGS, Inc.	8,992	113,703
Seiko Epson Corp.	2,622	42,575
Sekisui Chemical Company, Ltd.	18,228	114,211
Sekisui House, Ltd.	21,638	218,724
Seven & I Holdings Company, Ltd.	39,981	938,000
Seven Bank, Ltd.	14	36,607
Sharp Corp.	45,218	466,537
Shikoku Electric Power Company, Inc.	6,300	188,073
Shimadzu Corp.	7,000	55,892
Shimamura Company, Ltd.	1,276	101,332
Shimano, Inc.	3,069	117,118
Shimizu Corp.	25,695	111,546
Shin-Etsu Chemical Company, Ltd.	18,411	850,316
Shinko Electric Industries Company, Ltd.	3,600	44,272
Shinko Securities Company, Ltd.	14,000	43,521
Shinsei Bank, Ltd. *	81,094	129,462
Shionogi & Company, Ltd.	10,523	203,282
Shiseido Company, Ltd.	14,523	237,625
Shizuoka Bank, Ltd.	25,342	$250,326
Showa Denko K.K.	34,161	60,962
Showa Shell Sekiyu K.K.	5,155	54,337
SMC Corp.	3,364	360,565
Softbank Corp.	36,988	718,304
Sojitz Holdings Corp.	62,591	136,630
Sompo Japan Insurance, Inc.	39,104	259,616
Sony Corp.	47,442	1,225,542
Sony Financial Holdings, Inc.	37	101,848
Square Enix Company, Ltd.	3,400	79,616
Stanley Electric Corp.	4,508	90,799
Sumco Corp.	3,900	55,207
Sumitomo Bakelite Company, Ltd.	762	3,823
Sumitomo Chemical Company, Ltd.	78,446	351,621
Sumitomo Corp.	51,366	519,431
Sumitomo Electric Industries, Ltd.	35,099	393,466
Sumitomo Heavy Industries, Ltd.	13,990	61,890
Sumitomo Metal Industries, Ltd.	199,577	527,087
Sumitomo Metal Mining Company, Ltd.	31,285	439,931
Sumitomo Mitsui Financial Group, Inc.	26,400	1,067,573
Sumitomo Realty &Development Company, Ltd.	15,876	288,787
Sumitomo Titanium Corp.	2,200	80,332
Sumitomo Trust & Banking Company, Ltd.	75,446	406,135
Suruga Bank, Ltd.	12,114	115,465
Suzuken Company, Ltd.	3,323	96,086
Suzuki Motor Corp.	17,500	391,314
T&D Holdings, Inc.	11,441	326,231
TAIHEIYO CEMENT Corp.	50,809	87,003
Taisei Corp.	45,866	110,424
Taisho Pharmaceuticals Company, Ltd.	5,762	109,052
Taiyo Nippon Sanso Corp.	14,819	140,974
Takashimaya Company, Ltd.	6,819	53,576
Takeda Pharmaceutical Company, Ltd.	34,349	1,334,686
Tanabe Seiyaku Company, Ltd.	9,000	103,431
TDK Corp.	4,668	218,200
Teijin, Ltd.	40,104	128,808
Terumo Corp.	8,403	369,902
The 77th Bank, Ltd.	10,523	61,036
The Bank of Yokohama, Ltd.	54,684	291,259
The Hachijuni Bank, Ltd.	21,000	118,468
The Hiroshima Bank, Ltd.	23,000	95,586
The Japan Steel Works, Ltd.	17,000	208,723
The Tokyo Electric Power Company, Ltd.	57,367	1,474,562
THK Company, Ltd.	6,081	90,673
Tobu Railway Company, Ltd.	27,752	163,013
Toho Company, Ltd.	1,033	16,815
Toho Gas Company, Ltd.	23,000	93,434
Tohoku Electric Power Company, Inc.	16,680	348,630
Tokio Marine Holdings, Inc.	33,600	922,813
Tokuyama Corp.	9,000	65,752
Tokyo Electron, Ltd.	8,432	404,991
Tokyo Gas Company, Ltd.	106,835	381,939
Tokyo Steel Manufacturing Company, Ltd.	8,900	107,892
Tokyo Tatemono Company, Ltd. (a)	14,000	77,484
Tokyu Corp.	39,866	200,823

The accompanying notes are an integral part of the financial statements.

20

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyu Land Corp.	24,171	$109,182
TonenGeneral Sekiyu K.K.	18,171	184,663
Toppan Printing Company, Ltd.	19,990	200,889
Toray Industries, Inc.	58,389	296,494
Toshiba Corp.	179,711	646,907
Tosoh Corp.	12,228	34,502
Toto, Ltd.	14,171	98,790
Toyo Seikan Kaisha, Ltd.	8,109	170,895
Toyo Suisan Kaisha, Ltd.	5,705	117,745
Toyobo Company, Ltd.	933	1,515
Toyoda Gosei Company, Ltd.	1,534	41,113
Toyota Boshoku Corp.	3,400	50,430
Toyota Industries Corp.	6,390	158,320
Toyota Motor Corp.	130,447	4,931,457
Toyota Tsusho Corp.	9,900	145,957
Trend Micro, Inc.	4,733	150,661
Tsumura & Company, Ltd.	600	18,696
Ube Industries, Ltd.	48,037	133,908
UNI Charm Corp.	1,758	134,206
UNY Company, Ltd.	9,762	83,046
Ushio, Inc.	3,457	55,129
Wacoal Corp.	57	714
West Japan Railway Company, Ltd.	58	191,641
Yahoo Japan Corp.	534	169,705
Yakult Honsha Company, Ltd.	2,757	52,526
Yamada Denki Company, Ltd.	3,716	215,903
Yamaguchi Financial Group, Inc.	11,000	144,943
Yamaha Corp.	8,826	109,630
Yamaha Motor Company, Ltd.	11,591	128,011
Yamato Kogyo Company, Ltd.	600	17,589
Yamato Transport Company, Ltd.	14,580	193,710
Yamazaki Baking Company, Ltd.	5,409	61,013
YASKAWA Electric Corp.	3,000	19,886
Yokogawa Electric Corp.	5,814	38,875

		89,821,943
Luxembourg - 0.26%
ArcelorMittal	37,558	1,233,468
Millicom International Cellular SA, ADR *	1,442	81,736
Reinet Investments SCA, SADR *	5,892	7,987
Reinet Investments SCA *	1,493	19,823
SES, ADR	11,378	217,231

		1,560,245
Malaysia - 0.41%
AirAsia BHD *	150,700	47,712
AMMB Holdings BHD	42,662	40,896
Asiatic Development BHD	10,500	16,394
Berjaya Sports Toto BHD	31,400	45,066
British American Tobacco Malaysia BHD	7,300	92,851
Bursa Malaysia BHD	6,400	12,503
Commerce Asset Holdings BHD	80,000	205,683
Digi.Com BHD	9,000	56,834
Gamuda BHD	73,700	58,001
Genting BHD	62,700	100,358
Hong Leong Bank BHD	41,600	67,333
IGB Corp. BHD	123,100	59,693
IJM Corp. BHD *	37,300	$61,385
IOI Corp. BHD	99,590	133,540
KLCC Property Holdings BHD	700	648
KNM Group BHD	76,950	18,495
Kuala Lumpur Kepong BHD	27,800	93,820
Lafarge Malayan Cement BHD	4,470	7,476
Malayan Banking BHD	104,542	174,777
Malaysian Airline System BHD	58,300	50,673
Malaysian Plantations BHD	9,600	6,408
MISC BHD	44,800	109,494
MMC Corp. BHD	1,400	851
Multi-Purpose Holdings BHD	4,700	1,876
Parkson Holdings BHD	9,900	14,318
Petronas Dagangan BHD	24,100	57,284
Petronas Gas BHD	23,400	65,220
PLUS Expressways BHD	82,900	75,382
PPB Group BHD	12,900	42,486
Public Bank BHD	742	1,909
Public Bank BHD	42,000	107,429
Resorts World BHD	85,600	65,468
RHB Capital BHD	2,600	3,056
Sime Darby BHD	88,646	174,781
SP Setia BHD	34,200	38,644
Tanjong PLC	4,600	17,389
Telekom Malaysia BHD	17,100	14,245
Tenaga Nasional BHD	56,000	121,466
TM International BHD *	57,100	38,338
UEM Land Holdings BHD *	16,500	7,279
UMW Holdings BHD	21,400	36,202
YTL Corp. BHD	41,400	81,806
YTL Power International BHD	93,837	57,653

		2,483,122
Mexico - 0.63%
Alfa SA de CV	5,202	14,656
America Movil SAB de CV, Series L	588,719	1,142,276
Carso Global Telecom SAB de CV *	45,500	168,272
Cemex SA de CV *	227,360	212,542
Coca-Cola Femsa SA de CV	11,653	46,831
Desarrolladora Homex SA de CV *	4,000	18,605
Fomento Economico Mexicano SA de CV	64,455	207,879
Grupo Aeroportuario del Pacifico SA de CV, Series B	20,900	53,360
Grupo Bimbo SA de CV	12,958	68,882
Grupo Carso SA de CV	20,352	54,712
Grupo Elektra SA de CV	2,000	91,127
Grupo Financiero Banorte SA de CV	80,783	195,696
Grupo Financiero Inbursa SA de CV	41,078	109,150
Grupo Mexico SA	168,594	184,364
Grupo Modelo SA *	25,717	91,867
Grupo Televisa SA	73,783	250,739
Industrias Penoles SA de CV *	5,898	95,402
Kimberly-Clark de Mexico SA de CV	28,600	109,138
Mexichem SAB de CV	23,400	29,907
Telefonos de Mexico SA de CV	235,666	192,388
Telmex Internacional SAB de CV	222,266	141,108
Urbi Desarrollos Urbanos SA de CV *	58,200	88,394

The accompanying notes are an integral part of the financial statements.

21

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Wal-Mart de Mexico SA de CV, Series V	89,179	$264,457

		3,831,752
Netherlands - 1.39%
Aegon NV	63,650	391,488
Akzo Nobel NV	10,484	461,349
ASML Holding NV	19,360	419,923
Corio NV	1,189	57,956
Fugro NV	1,708	70,924
Heineken Holding NV	3,118	99,198
Heineken NV (a)	10,966	407,431
ING Groep NV	89,505	900,877
Koninklijke (Royal) Philips Electronics NV	44,438	821,717
Koninklijke Ahold NV	55,311	635,577
Koninklijke Boskalis Westinster NV	2,463	55,851
Koninklijke DSM NV	3,150	98,696
Koninklijke KPN NV	73,814	1,016,847
Randstad Holdings NV *	2,876	79,832
Reed Elsevier NV	29,405	324,287
SBM Offshore NV	4,228	72,422
STMicroelectronics NV	28,095	210,764
TNT Post Group NV	10,434	203,228
Unilever NV	80,634	1,945,997
Wolters Kluwer NV	9,277	162,329

		8,436,693
New Zealand - 0.05%
Auckland International Airport, Ltd.	94,659	98,184
Contact Energy, Ltd.	11,926	44,892
Fletcher Building, Ltd.	7,716	32,665
Sky City Entertainment Group, Ltd.	42,183	72,805
Telecom Corp. of New Zealand, Ltd.	44,764	78,651

		327,197
Norway - 0.39%
Den Norske Bank ASA *	38,399	294,002
Norsk Hydro ASA *	38,391	198,078
Orkla ASA	40,230	293,076
StatoilHydro ASA	51,308	1,013,534
Telenor ASA *	39,009	301,143
Yara International ASA	8,891	248,986

		2,348,819
Peru - 0.21%
Compania de Minas Buenaventura SA	6,314	150,180
Credicorp SA	9,159	531,405
Credicorp, Ltd., ADR	76	4,423
Southern Peru Copper Corp.	29,266	594,978

		1,280,986
Philippines - 0.06%
Ayala Corp.	10,469	57,303
Ayala Land, Inc.	90,600	15,189
Banco De Oro	12,831	8,378
Bank of the Philippine Islands	59,072	51,421
Filinvest Land, Inc. *	112,500	1,605
Globe Telecommunications, Inc.	3,150	61,891
Jollibee Foods Corp.	8,000	8,142
Manila Electric Company	26,640	76,638
Metropolitan Bank & Trust Company	12,400	$8,085
Philippine Long Distance Telephone Company	1,220	60,697
PNOC Energy Development Corp.	29,199	2,387
SM Investments Corp.	3,768	23,844
SM Prime Holdings, Ltd.	56,916	10,507

		386,087
Poland - 0.15%
Bank Handlowy w Warszawie SA	731	11,524
Bank Millennium SA *	6,188	5,700
Bank Pekao SA *	5,051	182,576
Bank Zachodni WBK SA *	356	10,111
Bioton SA *	22,883	1,877
Boryszew SA *	430	349
BRE Bank SA *	292	15,756
Computerland SA *	64	338
Cyfrowy Polsat SA	3,617	17,509
Debica SA	118	2,009
Getin Holding SA *	9,766	19,420
Globe Trade Centre SA *	1,844	12,834
Grupa Lotos SA *	517	3,295
ING Bank Slaski SA *	121	13,374
KGHM Polska Miedz SA	4,909	125,915
PBG SA *	910	67,454
Polish Oil & Gas Company	41,082	52,589
Polski Koncern Naftowy Orlen SA	8,548	71,032
Powszechna Kasa Oszczednosci Bank Polski SA	14,180	114,124
Softbank SA	4,837	83,071
Telekomunikacja Polska SA	18,982	91,988
TVN SA	1,422	4,495

		907,340
Portugal - 0.26%
Banco Comercial dos Acores SA (a)	183,732	186,627
Banco Espirito Santo SA	48,362	260,966
Brisa Auto Estrada, SA	5,349	38,504
Cimpor-Cimentos De Portugal SA (a)	23,141	168,849
EDP Renovaveis SA *	17,069	175,089
Electricidade de Portugal SA	81,057	318,039
Galp Energia SGPS SA	5,805	81,550
Jeronimo Martins, SGPS SA	17,241	117,707
Portugal Telecom, SGPS, SA	25,066	245,470

		1,592,801
Russia - 0.82%
Comstar United Telesystems, GDR *	2,134	9,176
Federal Grid Company Unified Energy System JSC, GDR * (e)	1,087	4,701
Gazprom OAO, SADR	109,296	2,213,244
JSC MMC Norilsk Nickel, ADR * (a)	28,130	258,796
Lukoil Oil Company, ADR	18,445	816,560
Mechel Steel Group, ADR	3,120	26,052
Mobile Telesystems, SADR	5,985	221,026
NovaTek OAO, ADR	2,603	124,870
Novolipetsk Steel, ADR	1,746	35,793
Polyus Gold Company ZAO, SADR *	4,657	94,188
Rostelecom, ADR	549	17,409

The accompanying notes are an integral part of the financial statements.

22

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Sberbank, GDR	221	$49,570
Sberbank, GDR	2,237	492,763
Severstal, ADR	4,250	23,035
Sibirtelecom, ADR	4,010	17,243
Sistema JSFC, Reg. S, GDR *	1,948	23,694
Surgutneftegaz, ADR (a)	23,514	163,422
Tatneft, ADR *	8,262	202,419
UralsvyAzinform, ADR	3,423	9,598
Vimpel-Communications, SADR *	8,619	101,446
VolgaTelecom, ADR	1,776	4,085
VTB Bank OJSC, GDR	28,944	64,340
Wimm-Bill-Dann Foods OJSC, ADR *	327	17,969

		4,991,399
Singapore - 0.81%
Ascendas, REIT *	58,469	64,004
Capitaland, Ltd.	125,412	318,519
CapitaMall Trust *	142,850	137,535
Chartered Semiconductor Manufacturing, Ltd. *	210	296
City Developments, Ltd.	18,285	107,934
ComfortDelGro Corp., Ltd.	69,731	61,566
Cosco Corp. Singapore, Ltd.	37,000	31,654
DBS Group Holdings, Ltd.	70,526	572,354
Fraser and Neave, Ltd.	35,900	120,233
Genting International PLC *	159,000	74,643
Golden Agri-Resources, Ltd.	181,520	47,488
Jardine Cycle and Carriage, Ltd.	6,623	87,666
Keppel Corp., Ltd.	63,980	303,755
Neptune Orient Lines, Ltd.	63,638	64,443
Olam International, Ltd.	46,300	77,415
Oversea-Chinese Banking Corp., Ltd.	114,049	524,455
SembCorp Industries, Ltd.	36,604	76,098
SembCorp Marine, Ltd.	61,293	112,946
Singapore Airlines, Ltd.	29,260	268,068
Singapore Exchange, Ltd.	45,399	221,798
Singapore Press Holdings, Ltd.	75,441	164,248
Singapore Technologies Engineering, Ltd.	74,798	126,252
Singapore Telecommunications, Ltd.	321,410	663,240
Suntec Real Estate Investment Trust *	809	478
United Overseas Bank, Ltd.	52,037	525,653
UOL Group, Ltd.	31,531	71,644
Wilmar International, Ltd.	30,000	103,681

		4,928,066
South Africa - 1.09%
ABSA Group, Ltd.	12,963	185,197
Adcock Ingram Holdings, Ltd.	3,408	18,841
African Bank Investments, Ltd.	30,026	108,325
African Rainbow Minerals, Ltd.	7,786	131,347
Anglo Platinum, Ltd.	1,691	119,901
AngloGold Ashanti, Ltd.	9,191	337,051
Aspen Pharmacare Holdings, Ltd. *	10,172	72,247
Aveng, Ltd.	19,907	90,269
Bidvest Group, Ltd.	7,938	99,592
British American Tobacco PLC	3,756	103,778
FirstRand, Ltd.	81,627	149,132
Foschini, Ltd.	6,382	41,645
Gold Fields, Ltd.	19,669	$237,423
Growthpoint Properties, Ltd.	36,615	61,825
Harmony Gold Mining Company, Ltd. *	14,964	154,795
Hulamin, Ltd.	73	106
Impala Platinum Holdings, Ltd.	16,416	363,567
Imperial Holdings, Ltd.	7,396	56,204
Investec, Ltd.	4,332	23,868
Kumba Iron Ore, Ltd.	6,045	142,128
Kumba Resources, Ltd.	5,667	55,737
Liberty Holdings, Ltd.	15,749	122,973
Massmart Holdings, Ltd.	10,647	110,808
Mittal Steel South Africa, Ltd.	11,649	144,548
MTN Group, Ltd.	46,535	715,021
Murray & Roberts Holdings, Ltd.	16,581	108,026
Naspers, Ltd.	11,638	306,727
Nedbank Group, Ltd.	7,212	91,937
Network Healthcare Holdings, Ltd. *	59,235	74,682
Northam Platinum, Ltd.	18,439	71,896
Pick’n Pay Stores, Ltd.	4,153	17,843
Pretoria Portland Cement Company, Ltd.	25,419	95,780
Remgro, Ltd.	18,633	179,237
Reunert, Ltd.	21,361	120,916
RMB Holdings, Ltd.	38,010	115,809
Sanlam, Ltd.	60,057	134,762
Sappi, Ltd.	37,544	110,361
Sasol, Ltd.	18,667	655,975
Shoprite Holdings, Ltd.	11,017	78,728
Standard Bank Group, Ltd.	35,052	403,830
Steinhoff International Holdings, Ltd. *	61,446	107,105
Telkom SA, Ltd. *	5,430	26,858
Tiger Brands, Ltd.	6,683	125,027
Truworths International, Ltd.	26,762	128,596
Woolworths Holdings, Ltd.	28,029	47,128

		6,647,551
South Korea - 1.74%
Amorepacific Corp.	161	86,318
Asiana Airlines *	566	1,640
Busan Bank	4,545	31,004
Cheil Industries, Inc.	2,420	86,903
CJ CheilJedang Corp.	135	15,760
Daegu Bank	7,150	65,295
Daelim Industrial Company, Ltd.	1,370	66,007
Daewoo Engineering & Construction Company, Ltd.	6,891	69,312
Daewoo International Corp.	1,500	32,281
Daewoo Securities Company, Ltd.	7,690	113,914
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	4,780	74,635
DC Chemical Company, Ltd.	790	132,324
Dongbu Insurance Company, Ltd.	960	19,612
Dongkuk Steel Mill Company, Ltd.	1,370	27,607
Doosan Corp.	360	25,002
Doosan Heavy Industries and Construction Company, Ltd.	1,620	77,384
Doosan Infracore Company, Ltd.	1,290	14,232
GS Engineering & Construction Corp.	1,920	110,801

The accompanying notes are an integral part of the financial statements.

23

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
GS Holdings Corp.	1,610	$37,584
Hana Financial Group, Inc.	5,420	115,621
Hanjin Heavy Industries & Construction Company, Ltd.	3,993	103,388
Hanjin Shipping Company, Ltd.	2,200	30,508
Hankook Tire Company, Ltd.	3,080	40,129
Hanwha Chemical Corp.	892	7,262
Hanwha Corp.	1,610	41,295
Hite Brewery Company, Ltd.	807	99,263
Hite Holdings Company, Ltd.	206	5,061
Honam Petrochemical Corp.	1,850	110,885
Hynix Semiconductor, Inc. *	20,450	217,879
Hyosung Corp.	550	40,194
Hyundai Department Store Company, Ltd.	420	29,448
Hyundai Development Company	3,450	108,641
Hyundai Engineering & Construction Company, Ltd.	1,950	81,324
Hyundai Heavy Industries Company, Ltd.	1,120	166,641
Hyundai Mipo Dockyard Company, Ltd.	730	72,144
Hyundai Mobis	1,860	162,163
Hyundai Motor Company, Ltd.	4,670	270,672
Hyundai Securities Company, Ltd.	2,644	28,760
Hyundai Steel Company	1,470	67,667
Industrial Bank of Korea *	8,650	73,737
Kangwon Land, Inc.	4,460	56,917
KB Financial Group, Inc., ADR *	554	18,454
KCC Corp.	230	67,822
Kia Motors Corp. *	4,790	47,099
Korea Electric Power Corp., ADR *	744	8,556
Korea Electric Power Corp. *	11,290	261,166
Korea Exchange Bank	6,450	49,804
Korea Express Company, Ltd. *	756	48,329
Korea Gas Corp.	900	33,254
Korea Investment Holdings Company, Ltd.	1,090	31,212
Korea Line Corp.	960	46,278
Korea Zinc Company, Ltd.	390	42,149
Korean Air Lines Company, Ltd. *	1,037	28,855
Korean Reinsurance Company, Ltd.	24	222
KT Corp., SADR	266	3,820
KT Corp.	3,607	103,951
KT&G Corp.	4,910	277,325
Kumho Industrial Company, Ltd.	3,420	38,137
LG Chem, Ltd.	1,354	147,649
LG Corp.	2,740	130,320
LG Dacom Corp.	6,090	84,113
LG Display Company, Ltd., ADR (a)	57	712
LG Display Company, Ltd.	10,200	254,472
LG Electronics, Inc.	2,840	259,464
LG Household & Health Care, Ltd.	410	69,452
LG Telecom, Ltd.	2,321	14,601
Lotte Confectionery Company, Ltd.	108	84,768
Lotte Shopping Company, Ltd.	640	131,217
LS Cable, Ltd.	590	43,524
Mirae Asset Securities Company, Ltd.	1,825	98,860
NHN Corp. *	1,202	166,086
POSCO	2,034	673,626
S1 Corp.	2,540	107,857
Samsung Card Company, Ltd.	2,530	$88,904
Samsung Corp.	5,330	178,846
Samsung Digital Imaging Company, Ltd. *	354	13,920
Samsung Electro-Mechanics Company, Ltd.	2,400	114,586
Samsung Electronics Company, Ltd.	3,477	1,610,278
Samsung Engineering Company, Ltd.	1,130	74,761
Samsung Fire & Marine Insurance Company, Ltd.	1,660	244,291
Samsung Heavy Industries Company, Ltd.	4,560	103,371
Samsung SDI Company, Ltd.	920	74,367
Samsung Securities Company, Ltd.	2,010	106,399
Samsung Techwin Company, Ltd.	937	52,832
Shinhan Financial Group Company, Ltd.,SADR *	175	8,895
Shinhan Financial Group Company, Ltd. *	11,700	293,886
Shinsegae Company, Ltd.	620	245,290
SK Corp.	592	49,344
SK Energy Company, Ltd.	2,607	208,257
SK Networks Company, Ltd.	2,970	34,200
SK Telecom Company, Ltd., ADR	657	9,954
SK Telecom Company, Ltd.	1,730	236,190
S-Oil Corp.	1,140	50,758
STX Pan Ocean Company, Ltd.	4,840	44,523
STX Shipbuilding Company, Ltd.	7,670	96,296
Taewoong Company, Ltd.	110	7,735
Taihan Electric Wire Company, Ltd.	3,400	55,457
Tong Yang Investment Bank	7	71
Woongjin Coway Company, Ltd.	2,100	50,958
Woori Finance Holdings Company, Ltd. *	6,100	48,413
Woori Investment & Securities Company, Ltd.	3,820	44,678
Yuhan Corp.	270	39,592

		10,577,420
Spain - 2.84%
Abertis Infraestructuras SA	10,817	203,742
Acciona SA	1,868	229,625
Acerinox SA	4,881	90,335
ACS Actividades SA (a)	11,439	580,002
Banco Bilbao Vizcaya Argentaria SA	158,060	1,991,782
Banco de Sabadell SA	36,260	226,704
Banco de Valencia SA	7,339	71,229
Banco Popular Espanol SA	33,180	290,342
Banco Santander Central Hispano SA	382,229	4,612,730
Bankinter SA, ADR	19,110	226,008
Cintra Concesiones de Infraestructuras de Transporte SA	11,092	68,981
Corporacion Mapfre SA	27,705	90,177
Criteria Caixacorp SA	33,077	152,977
Enagas	5,582	109,874
Fomento de Construcciones SA	3,541	145,439
Gamesa Corporacion Tecnologica SA	7,255	137,734
Gas Natural SDG SA	9,473	172,539
Gestevision Telecinco SA	5,958	55,884
Grifols SA	4,453	78,756
Grupo Ferrovial SA	2,734	87,982
Iberdrola Renovables SA *	32,744	149,854
Iberdrola SA (a)	160,808	1,307,801

The accompanying notes are an integral part of the financial statements.

24

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Iberia Lineas Aereas de Espana SA *	19,451	$41,315
Indra Sistemas SA	3,358	72,751
Industria de Diseno Textil SA	10,408	500,181
Red Electrica De Espana	4,157	188,079
Repsol YPF SA	31,842	714,046
Sacyr Vallehermoso SA	3,034	42,062
Telefonica SA	200,044	4,535,995
Zardoya Otis SA	4,842	101,204
Zardoya Otis SA *	453	9,456

		17,285,586
Sweden - 1.28%
Alfa Laval AB (a)	14,268	136,566
Assa Abloy AB, Series B	10,901	151,947
Atlas Copco AB, Series A, ADR	23,405	234,693
Atlas Copco AB, Series B, ADR	22,213	201,119
Electrolux AB, Series B *	7,707	108,032
Ericsson (LM), Series B	121,750	1,190,868
Getinge AB, Series B (a)	4,101	53,776
Hennes & Mauritz AB, B shares	21,168	1,058,221
Holmen AB, Series B	1,829	39,958
Husqvarna AB, B Shares *	14,849	81,539
Investor AB, B shares	15,800	244,387
Loomis AB	1,220	12,158
Lundin Petroleum AB, Series A *	6,454	50,203
Nordea Bank AB	133,581	1,059,879
Sandvik AB (a)	49,271	367,112
Scania AB, Series B	8,248	82,090
Securitas AB, Series B (a)	11,101	94,482
Skandinaviska Enskilda Banken AB, Series A *	75,865	333,456
Skanska AB, Series B	12,341	138,017
SKF AB, B Shares	13,648	168,698
SSAB Svenskt Stal AB, Series A (a)	6,827	79,477
SSAB Svenskt Stal AB, Series B	2,757	29,681
Svenska Cellulosa AB, B Shares	19,824	208,615
Svenska Handelsbanken AB, Series A	20,561	388,520
Swedbank AB, A shares (a)	12,400	72,195
Swedish Match AB	8,847	143,808
Tele2 AB, Series B	10,842	109,825
Teliasonera AB	105,557	555,252
Volvo AB, Series A	11,507	71,173
Volvo AB, Series B (a)	53,780	333,258

		7,799,005
Switzerland - 5.34%
ABB, Ltd. *	114,782	1,806,726
Actelion, Ltd. *	5,289	277,353
Adecco SA	6,595	275,411
Aryzta AG *	4,342	139,668
Baloise Holding AG	2,481	184,175
BKW FMB Energie AG	1,357	100,270
Compagnie Financiere Richemont SA	27,232	567,399
Credit Suisse Group AG	58,711	2,680,138
Geberit AG, ADR	2,228	274,593
Givaudan AG	427	261,571
Holcim, Ltd. *	10,829	616,852
Julius Baer Holding AG	11,010	429,279
Kuehne & Nagel International AG	2,691	$211,244
Lindt & Spruengli AG-PC	60	112,293
Lindt & Spruengli AG-REG	6	132,605
Logitech International SA *	9,410	131,051
Lonza Group AG (a)	2,770	275,102
Nestle SA	189,817	7,163,912
Nobel Biocare Holding AG, Series BR	6,610	144,904
Novartis AG	110,332	4,482,620
Pargesa Holding SA, ADR	1,777	110,880
Phonak Holding AG	2,404	195,641
Roche Holdings AG - Genusschein	36,651	4,986,323
Schindler Holding AG	2,898	180,106
Schindler Holding AG	806	49,973
Societe Generale de Surveillance Holdings AG	249	309,198
Straumann Holding AG	575	104,922
Swatch Group AG, BR shares	1,669	268,378
Swatch Group AG (a)	3,795	124,433
Swiss Life Holding *	2,189	190,024
Swiss Re	18,016	596,067
Swisscom AG	1,248	383,324
Syngenta AG	5,056	1,174,076
Synthes AG	3,109	300,953
UBS AG *	152,981	1,871,682
Unaxis Holding AG *	247	13,875
Zurich Financial Services AG	7,623	1,349,346

		32,476,367
Taiwan - 1.23%
Acer Sertek, Inc.	72,329	125,209
Advanced Semiconductor Engineering, Inc.	111,555	65,272
Advantech Company, Ltd.	6,509	9,202
Asia Cement Corp.	38,920	41,343
Asia Optical Company, Inc.	59	101
Asustek Computer, Inc.	111,109	143,585
AU Optronics Corp.	216,366	209,876
BenQ Corp.	25,272	9,350
Catcher Technology Company, Ltd.	9,440	22,396
Cathay Financial Holdings Company, Ltd.	176,300	259,004
Chang Hwa Commercial Bank, Ltd.	128,000	55,693
Cheng Shin Rubber Industry Company, Ltd.	21,996	34,186
Cheng Uei Precision Industry Company, Ltd.	6,615	10,544
Chi Mei Optoelectronics Corp.	126,192	66,138
China Airlines, Ltd. *	18,537	4,571
China Development Financial Holdings Corp.	246,366	58,428
China Motor Company, Ltd.	40	20
China Steel Corp.	283,774	242,996
Chinatrust Finance Holding Company, Ltd.	238,421	142,837
Chunghwa Picture Tubes, Ltd.	182,000	23,707
Chunghwa Telecom Company, Ltd. *	144,458	288,069
CMC Magnetics Corp. *	52,000	11,189
Compal Communications, Inc.	307	251
Compal Electronics, Inc.	101,616	82,137
Delta Electronics, Inc.	45,937	103,968
D-Link Corp.	820	663
E.Sun Financial Holding Company, Ltd.	79,120	26,391
Epistar Corp.	13,828	37,228
Eternal Chemical Company, Ltd.	11,088	7,874

The accompanying notes are an integral part of the financial statements.

25

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
EVA Airways Corp. *	19,000	$5,085
Evergreen Marine Corp.	22,000	11,000
Everlight Electronics Company, Ltd.	4,079	10,370
Far Eastern Department Stores Company, Ltd.	13,650	13,341
Far Eastern Textile, Ltd.	76,580	88,288
Far EasTone Telecommunications Company, Ltd.	39,927	46,715
Firich Enterprises Company, Ltd.	352	800
First Financial Holding Company, Ltd.	125,675	74,637
Formosa Chemicals & Fibre Corp. *	79,000	118,507
Formosa Petrochemical Corp. *	33,000	78,797
Formosa Plastic Corp.	110,000	195,597
Formosa Taffeta Company, Ltd.	16,000	10,887
Foxconn Technology Company, Ltd.	11,855	32,888
Fubon Group Company, Ltd.	128,000	118,977
Fuhwa Financial Holdings Company, Ltd.	212,060	141,878
HannStar Display Corp.	85,449	17,202
High Tech Computer Corp.	18,830	264,776
Hon Hai Precision Industry Company, Ltd.	238,956	735,551
Hua Nan Financial Holdings Company, Ltd.	84,380	50,384
InnoLux Display Corp.	53,364	64,997
Inotera Memories, Inc. *	300	129
Inventec Appliances Corp.	465	457
Inventec Company, Ltd.	28,665	16,495
KGI Securities Company, Ltd.	44,000	19,954
Kinsus Interconnect Technology Corp.	4,422	7,324
Largan Precision Company, Ltd.	2,080	21,900
Lite-On Technology Corp.	49,123	42,464
Macronix International Company, Ltd.	70,441	31,863
MediaTek, Inc.	27,907	331,964
Mega Financial Holding Company, Ltd.	217,000	99,339
Mitac International	7,319	2,910
Mosel Vitelic, Inc. *	510	112
Motech Industries, Inc.	2,909	11,315
Nan Ya Plastics Corp.	147,000	190,172
Nan Ya Printed Circuit Board Corp.	3,079	8,275
Nanya Technology Corp. *	54,168	8,433
Novatek Microelectronics Corp., Ltd.	8,236	19,572
Pan-International Industrial Company, Ltd.	250	281
Polaris Securities Company, Ltd.	53,150	26,632
Pou Chen Corp.	48,508	29,583
Powerchip Semiconductor Corp. *	516,613	43,714
Powertech Technology, Inc.	10,855	22,550
President Chain Store Corp.	9,000	23,036
Quanta Computer, Inc.	61,840	100,091
Realtek Semiconductor Corp.	8,032	14,868
Richtek Technology Corp.	1,100	6,890
Shin Kong Financial Holding Company, Ltd.	97,986	40,638
Siliconware Precision Industries Company	79,426	91,436
Sino-American Silicon Products, Inc.	3,261	8,830
SinoPac Holdings Company, Ltd.	141,000	49,047
Synnex Technology International Corp.	22,170	35,983
Taishin Financial Holdings Company, Ltd.	90,000	33,477
Taiwan Cellular Corp.	51,242	87,410
Taiwan Cement Corp.	81,005	77,148
Taiwan Cooperative Bank	91,600	52,542
Taiwan Fertilizer Company, Ltd.	19,000	$56,142
Taiwan Glass Industrial Corp.	17,236	11,347
Taiwan Secom Company, Ltd.	4,000	6,168
Taiwan Semiconductor Manufacturing Company, Ltd.	764,136	1,269,334
Tatung Company, Ltd. *	73,000	17,922
Teco Electric & Machinery Company, Ltd.	32,000	12,716
Transcend Information, Inc.	4,198	10,576
Tripod Technology Corp.	7,250	12,095
Tung Ho Steel Enterprise Corp.	12,000	11,393
U-Ming Marine Transport Corp.	9,000	17,497
Unimicron Technology Corp.	15,453	11,804
Uni-President Enterprises Corp.	88,439	90,797
United Microelectronics Corp.	352,259	117,306
Vanguard International Semiconductor Corp.	17,254	6,789
Wafer Works Corp.	90	167
Walsin Lihwa Corp.	25,000	7,955
Wan Hai Lines, Ltd.	5,200	2,417
Wistron Corp.	42,127	69,525
Ya Hsin Industrial Company, Ltd. * (e)	14,000	0
Yang Ming Marine Transport Corp.	25,500	9,089
Yulon Motor Company, Ltd.	14,419	13,643
Zinwell Corp.	723	1,162

		7,475,583
Thailand - 0.18%
Advanced Info Service PCL	23,200	61,626
Bangkok Bank PCL, Foreign Shares	25,500	83,193
Bangkok Bank PCL	9,000	9,372
Bangkok Expressway PCL	4,000	1,961
Bank of Ayudhya PCL, Foreign Shares	69,800	29,654
Bank of Ayudhya PCL	27,100	11,455
Banpu PCL	9,600	94,651
BEC World PCL	90,100	55,271
C.P. Seven Eleven PCL	44,605	15,972
IRPC PCL	947,300	90,087
Kasikornbank PCL - Foreign Shares	31,100	65,569
Krung Thai Bank PCL	52,000	13,355
PTT Aromatics & Refining PCL	32,400	17,213
PTT Exploration & Production PCL	36,300	142,238
PTT PCL - Foreign Shares	28,000	192,310
Ratchaburi Electricity Generating Holding PCL	61,200	68,259
Siam Cement PCL	6,600	31,011
Siam Commercial Bank PCL	30,400	65,360
Thai Oil PCL	13,200	13,754
Total Access Communication PCL	54,400	52,691

		1,115,002
Turkey - 0.20%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	686	1,750
Akbank AS	30,790	136,835
Aksigorta AS	2,477	6,451
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,942	44,410
Asya Katilim Bankasi AS *	10,118	13,971
Aygaz AS	898	2,101
BIM Birlesik Magazalar AS	797	27,894
Cimsa Cimento Sanayi ve Ticaret AS	485	1,263

The accompanying notes are an integral part of the financial statements.

26

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Coca-Cola Icecek AS	13,078	$74,407
Dogan Sirketler Grubu Holdings AS *	16,089	11,666
Enka Insaat ve Sanayi AS	11,896	37,142
Eregli Demir ve Celik Fabrikalari TAS *	10,002	28,633
HACI Omer Sabanci Holdings, AS	32,525	87,191
Is Gayrimenkul Yatirim Ortakligi AS	3,116	2,162
KOC Holdings AS *	11,730	20,219
Petkim Petrokimya Holding AS *	1,258	5,279
Tekfen Holding AS *	4,796	10,965
Tupras Turkiye Petrol Rafine AS	6,280	76,197
Turk Sise ve Cam Fabrikalari AS *	7,327	5,961
Turk Telekomunikasyon AS	18,309	57,190
Turkcell Iletisim Hizmetleri AS	22,029	122,021
Turkiye Garanti Bankasi AS *	61,732	166,076
Turkiye Halk Bankasi AS	6,636	26,037
Turkiye Is Bankasi AS	44,261	129,490
Turkiye Vakiflar Bankasi Tao *	29,663	44,511
Ulker Gida Sanayi ve Ticaret AS	1,254	2,092
Yapi ve Kredi Bankasi AS *	39,454	57,996

		1,199,910
United Kingdom - 13.57%
3i Group PLC	40,539	162,198
Admiral Group PLC	8,376	120,263
AMEC PLC	14,290	153,858
Anglo American PLC	61,994	1,809,030
Antofagasta PLC	16,403	159,284
Associated British Foods PLC	14,245	178,919
AstraZeneca Group PLC	68,199	3,003,305
Astro All Asia Networks PLC, GDR	9,300	8,544
Autonomy Corp. PLC *	7,942	188,183
Aviva PLC	122,421	691,794
BAE Systems PLC	160,578	896,351
Barclays PLC	455,155	2,119,989
Berkeley Group Holdings PLC *	3,992	52,958
BG Group PLC	155,790	2,617,575
BHP Billiton PLC	103,900	2,346,896
BICC PLC	19,671	100,141
BP PLC	887,362	7,021,833
British Airways PLC *	20,367	41,945
British American Tobacco PLC	93,316	2,577,891
British Land Company PLC (a)	37,077	233,836
British Sky Broadcasting Group PLC	51,993	390,038
BT Group PLC	352,822	590,659
Bunzl PLC	14,333	118,727
Burberry Group PLC	18,280	127,599
Cable & Wireless PLC	110,403	242,301
Cadbury PLC	61,928	529,012
Cairn Energy PLC *	5,420	209,389
Capita Group PLC	27,644	325,902
Carnival PLC	6,462	171,470
Carphone Warehouse Group PLC	22,646	59,295
Cattles PLC	175	20
Centrica PLC	231,827	851,896
Cobham PLC	46,034	131,301
Compass Group PLC	81,788	460,874
Diageo PLC	117,806	1,691,803
Drax Group PLC	14,656	$106,081
Eurasian Natural Resources Corp.	17,381	188,004
FirstGroup PLC	20,235	119,477
Fresnillo PLC	8,198	70,712
Friends Provident Group PLC *	95,439	103,436
G4S PLC	49,445	170,035
GKN PLC	14,532	30,048
GlaxoSmithKline PLC	243,282	4,284,089
Hammerson PLC	28,341	143,633
Home Retail Group PLC	46,290	198,531
HSBC Holdings PLC	814,538	6,761,983
ICAP PLC	21,217	157,980
Imperial Tobacco Group PLC	47,402	1,232,891
Intercontinental Hotels Group PLC	10,727	110,275
International Power PLC	59,583	233,930
Invensys PLC	33,495	123,468
Investec PLC	14,939	80,627
J Sainsbury PLC	49,800	257,109
Johnson Matthey PLC	8,589	163,085
Kazakhmys PLC	8,172	85,185
Kingfisher PLC	109,575	321,227
Ladbrokes PLC	40,237	122,561
Land Securities Group PLC	29,615	230,403
Legal & General Group PLC	232,905	217,656
Liberty International PLC	18,276	119,982
Lloyds TSB Group PLC	787,833	906,676
London Stock Exchange Group PLC	3,195	37,024
Lonmin PLC, ADR	5,657	109,579
Man Group PLC, ADR	76,301	350,210
Marks & Spencer Group PLC	73,263	369,767
National Express Group PLC	2,707	13,824
National Grid PLC	112,194	1,011,884
Next Group PLC	7,816	189,411
Old Mutual PLC	232,392	309,456
Pearson PLC	36,217	363,784
Pharmstandard *	1,479	22,333
PIK Group, GDR *	12,475	15,598
Prudential PLC	132,088	898,775
Randgold Resources, Ltd.	3,507	225,489
Reckitt Benckiser PLC	28,141	1,282,500
Reed Elsevier PLC	49,774	371,129
Rexam PLC	28,525	133,903
Rio Tinto PLC *	36,527	1,231,931
Rio Tinto PLC	30,574	1,064,377
Rolls-Royce Group PLC *	80,233	478,395
Rosneft Oil Company	49,193	269,943
Royal & Sun Alliance PLC	162,065	321,584
Royal Bank of Scotland Group PLC *	765,243	486,638
Royal Dutch Shell PLC, A Shares	167,556	4,196,303
Royal Dutch Shell PLC, B Shares	125,009	3,156,023
SABMiller PLC	41,774	850,405
Schroders PLC	3,833	51,885
Scottish & Southern Energy PLC	41,953	787,650
Segro PLC, REIT	993,705	397,940
Serco Group PLC	21,333	148,213
Severn Trent PLC	9,185	165,670

The accompanying notes are an integral part of the financial statements.

27

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Shire, Ltd.	26,333	$363,190
Smith & Nephew PLC	39,029	289,352
Smiths Group PLC	13,938	161,303
Standard Chartered PLC	92,982	1,751,278
Standard Life PLC	95,868	293,557
Tesco PLC	369,662	2,154,619
The Sage Group PLC	52,421	153,953
Thomas Cook Group PLC	24,856	84,295
Thomson Reuters PLC	7,200	205,439
Tomkins PLC	55,841	136,457
TUI Travel PLC	23,499	89,847
Tullow Oil PLC	36,583	565,984
Unilever PLC	64,213	1,506,811
United Utilities Group PLC	29,741	243,597
Vedanta Resources PLC	5,028	107,023
Vodafone Group PLC	2,480,143	4,794,049
Whitbread PLC	7,268	97,827
William Morrison Supermarket PLC	112,667	439,017
Wolseley PLC *	82,408	1,575,438
WPP PLC, SADR	56,364	374,882
Xstrata PLC	87,784	968,164

		82,591,868
United States - 0.02%
Vale SA	5,706	100,597

TOTAL COMMON STOCKS (Cost $413,484,628)		$485,466,262

PREFERRED STOCKS - 1.43%
Brazil - 1.21%
Aracruz Celulose SA	64,500	95,787
Banco Bradesco SA (i)	47,750	706,198
Banco do Estado do Rio Grande do Sul (i)	24,480	98,695
Banco Itau Holding Financeira SA (i)	58,401	926,906
Bradespar SA (i)	9,300	121,500
Brasil Telecom Participacoes SA (i)	7,500	58,599
Brasil Telecom SA (i)	1,781	11,861
Braskem SA, A Shares (i)	21,500	78,780
Centrais Eletricas Brasileiras SA (i)	12,500	162,669
Cia de Transmissao de Energia Eletrica Paulista (i)	1,000	24,542
Cia Energetica de Minas Gerais (i)	10,105	135,885
Cia Energetica de Sao Paulo (i)	11,780	117,770
Cia Paranaense de Energia (i)	5,700	79,413
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (i)	4,621	89,614
Companhia de Bebidas das Americas, ADR (i)	752	48,752
Companhia de Bebidas das Americas (i)	4,410	286,723
Companhia Vale do Rio Doce (i)	66,068	1,006,446
Eletropaulo Metropolitana de Sao Paulo SA (i)	4,499	79,740
Fertilizantes Fosfatados SA (i)	1,400	10,681
Gerdau SA (i)	29,100	304,440
Gol Linhas Aereas Inteligentes SA *	900	5,002
Investimentos Itau SA (i)	69,567	309,581
Klabin SA (i)	5,000	7,630
Lojas Americanas SA (i)	26,100	122,275
Metalurgica Gerdau SA (i)	15,900	209,349
Net Servicos de Comunicacao SA *	9,303	$90,205
Petroleo Brasileiro SA (i)	99,000	1,639,474
Tele Norte Leste Participacoes SA (i)	7,500	119,801
Telemar Norte Leste SA, Series A (i)	1,300	36,157
Tim Participacoes SA (i)	12,229	21,718
Usinas Siderurgicas de Minas Gerais SA,Series A (i)	7,425	157,670
Vivo Participacoes SA (i)	8,541	162,669
Votorantim Celulose e Papel SA (i)	2,500	26,844

		7,353,376
Germany - 0.16%
Bayerische Motoren Werke (BMW) AG (i)	2,165	52,165
Henkel AG & Company KGaA (i)	8,926	278,889
Porsche Automobil Holding SE (i)	4,216	283,318
RWE AG (i)	1,540	102,612
Volkswagen AG (i)	3,981	278,545

		995,529
Malaysia - 0.00%
Malaysian Airline System BHD	1,400	303
Russia - 0.01%
Surgutneftegaz SADR (i)	22,810	68,430
South Korea - 0.05%
Hyundai Motor Company, Ltd. (i)	660	15,568
LG Electronics, Inc. (i)	220	9,262
Samsung Electronics Company, Ltd. (i)	910	277,399

		302,229

TOTAL PREFERRED STOCKS (Cost $7,003,231)		$8,719,867

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT (Expiration Date 07/10/2009, Strike Price: IDR 400.00) *	16,560	397
Italy - 0.00%
UBI Banca SCPA (Expiration Date 06/30/2011, Strike Price: EUR 12.30) *	75,551	5,829
Malaysia - 0.00%
IJM Land Berhad (Expiration Date 09/11/2013, Strike Price: MYR 1.35) *	1,130	182

TOTAL WARRANTS (Cost $157)		$6,408

RIGHTS - 0.01%
Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	46,244	0
Brazil - 0.00%
Cia de Transmissao de Energia Eletrica Paulista (Expiration Date 07/17/2009,Strike Price: BRL 45.97) *	10	8
France - 0.01%
Casino Guichard-Perrachon SA (Expiration Date 07/10/2009, Strike Price: EUR 47.25) * (a)	4,536	17,499

The accompanying notes are an integral part of the financial statements.

28

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
France (continued)
Pernod-Ricard SA (Strike Price: EUR 24.73) *	16	$79

		17,578
Hong Kong - 0.00%
China Resources Power Holdings Company,Ltd. (Expiration Date 07/10/2009, Strike Price: HKD 14.00) *	12,200	5,100
Italy - 0.00%
Unione di Banche Italiane SCPA (Expiration Date 07/03/2009, Strike Price: EUR 12.75) *	39,158	2,675
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date 01/29/2010, Strike Price: JPY 1.00) *	4,466	930
Norway - 0.00%
Renewable Energy Corp. AS (Expiration Date 07/13/2009, Strike Price: NOK 26.50) *	1,135	1,424
Singapore - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date 07/16/2009, Strike Price: SGD 0.18) *	30,858	4,261
Neptune Orient Lines, Ltd. (Expiration Date 07/08/2009, Strike Price SGD 1.30) *	58,228	7,236
		11,497

TOTAL RIGHTS (Cost $19,491)		$39,212

SHORT TERM INVESTMENTS - 5.19%
AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class	$18,241,868	$18,241,868
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	1,332,079	13,335,178

TOTAL SHORT TERM INVESTMENTS (Cost $31,566,423)		$31,577,046

Total Investments (International Equity Index Trust A) (Cost $452,073,930) - 86.40%		$525,808,795
Other assets and liabilities, net - 13.60%		82,789,974

TOTAL NET ASSETS - 100.00%		$608,598,769

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Banking	10.43%
International Oil	4.44%
Telecommunications Equipment & Services	4.17%
Financial Services	3.73%
Insurance	3.51%

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.08%
Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR,B Shares	2,864	$17,012
Telecom Argentina SA, ADR, B Shares *	2,458	31,536

		48,548
Australia - 4.63%
AGL Energy, Ltd.	11,835	127,629
Alumina, Ltd.	12,878	14,781
Amcor, Ltd.	23,796	95,542
AMP, Ltd.	46,634	182,726
Aristocrat Leisure, Ltd.	6,039	18,352
Arrow Energy NL *	13,682	38,934
Asciano Group * (a)	17,624	18,777
Asciano Group *	17,624	18,959
Australia and New Zealand
Banking Group, Ltd.	56,481	746,660
Australian Stock Exchange, Ltd.	2,860	84,971
Axa Asia Pacific Holdings, Ltd.	24,283	75,955
Bendigo Bank, Ltd.	6,815	38,116
BHP Billiton, Ltd.	80,550	2,207,667
Billabong International, Ltd.	4,165	29,269
Bluescope Steel, Ltd.	38,107	77,078
Boral, Ltd.	11,330	36,907
Brambles, Ltd.	34,567	165,368
Caltex Australia, Ltd.	2,363	26,254
Centro Properties Group, Ltd. *	26,179	1,948
Centro Retail Group	40,025	3,155
CFS Gandel Retail Trust	49,484	65,422
Coca-Cola Amatil, Ltd.	9,731	67,411
Cochlear, Ltd.	902	41,899
Commonwealth Bank of Australia, Ltd.	33,649	1,052,106
Computershare, Ltd.	7,493	54,296
Crown, Ltd.	6,963	40,575
CSL, Ltd.	13,772	355,950
CSR, Ltd.	12,632	17,202
Dexus Property Group, REIT	62,207	37,293
Energy Resources of Australia, Ltd.	1,646	30,892
Fortescue Metals Group, Ltd. *	35,701	108,252
Foster’s Group, Ltd.	47,984	198,882
General Property Trust, Ltd.	141,174	55,102
Goodman Fielder, Ltd.	12,944	13,558
Harvey Norman Holding, Ltd.	6,970	18,465
Incitec Pivot, Ltd.	32,048	60,984
James Hardie Industries, Ltd. *	8,535	28,696
John Fairfax Holdings, Ltd.	28,706	28,100
Leighton Holdings, Ltd.	2,104	39,614
Lend Lease Corp.	6,211	34,987
Lion Nathan, Ltd.	5,172	48,388
Macquarie Airports, Ltd.	14,402	26,305
Macquarie Group, Ltd.	8,722	273,954
Macquarie Infrastructure Group	30,478	35,003
Metcash, Ltd.	10,625	36,795
Mirvac Group, Ltd.	19,007	16,381
National Australia Bank, Ltd.	43,881	790,037
Newcrest Mining, Ltd.	11,261	275,942
NRMA Insurance Group, Ltd.	47,431	133,020
Nufarm, Ltd.	3,864	28,433

The accompanying notes are an integral part of the financial statements.

29

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
OneSteel, Ltd.	12,841	$26,488
Orica, Ltd.	8,865	154,327
Origin Energy, Ltd.	20,993	247,024
Oxiana, Ltd.	49,661	36,788
Paladin Resources, Ltd. *	13,414	52,817
Perpetual Trust of Australia, Ltd.	476	10,900
Qantas Airways, Ltd.	28,030	45,217
QBE Insurance Group, Ltd.	22,796	363,729
Rio Tinto, Ltd. *	3,625	152,477
Rio Tinto, Ltd.	6,906	289,031
Santos, Ltd.	19,956	234,433
Sims Group, Ltd.	2,333	48,573
Sonic Healthcare, Ltd.	6,727	66,598
Stockland Company, Ltd.	54,372	139,417
Suncorp-Metway, Ltd.	33,771	181,336
TABCORP Holdings, Ltd.	12,624	72,646
Tattersall’s, Ltd.	17,478	35,852
Telstra Corp., Ltd.	101,554	277,097
Toll Holdings, Ltd.	18,598	92,271
Transurban Group, Ltd. *	22,323	74,342
Virgin Blue Holdings, Ltd. *	16,809	4,236
Wesfarmers, Ltd., Price Protected Shares	1,725	32,557
Wesfarmers, Ltd.	21,308	387,884
Westfield Group	42,248	384,813
Westpac Banking Corp., Ltd.	66,541	1,077,855
Woodside Petroleum, Ltd.	11,495	398,319
Woolworths, Ltd.	28,083	593,826
WorleyParsons, Ltd.	2,300	43,820

		13,547,665
Austria - 0.26%
Erste Bank der Oesterreichischen
Sparkassen AG	5,593	151,961
Oesterreichische Elektrizitaets AG, Class A	2,067	105,433
OMV AG	4,128	154,752
Raiffeisen International Bank Holding AG	1,832	63,621
Telekom Austria AG	8,595	134,481
Voestalpine AG (a)	3,174	87,082
Wiener Staedtische Allgemeine Versicherung AG	1,386	60,241

		757,571
Belgium - 0.69%
Anheuser-Busch InBev NV	17,229	623,733
Anheuser-Busch InBev NV *	7,944	33
Belgacom SA	4,112	131,457
Colruyt SA	424	96,760
Compagnie Nationale A Portefeuille, ADR	1,156	55,886
Delhaize Group	2,427	170,878
Dexia SA *	16,735	126,904
Fortis Group SA *	59,583	203,143
Fortis *	24,938	35
Groupe Bruxelles Lambert SA	1,968	144,125
KBC Ancora, ADR *	3,290	33,753
KBC Bancassurance Holding NV *	4,618	84,244
Mobistar SA	890	54,936
Solvay SA	1,495	126,134
UCB SA	2,618	83,923
Umicore	3,412	$77,715

		2,013,659
Bermuda - 0.07%
China Yurun Food Group, Ltd	35,000	52,698
Chinese Estates Holdings, Ltd.	30,425	55,303
SeaDrill, Ltd., GDR	7,813	112,264

		220,265
Brazil - 1.27%
All America Latina Logistica SA	7,500	46,198
Aracruz Celulose SA, SADR * (a)	581	8,622
B2W Companhia Global Do Varejo	779	14,753
Banco do Brasil SA	6,700	72,419
Banco Nossa Caixa SA	1,544	57,773
BM&F BOVESPA SA	26,644	160,177
Brasil Telecom Participacoes SA, ADR *	388	14,899
Braskem SA, SADR *	1,584	11,658
Centrais Eletricas Brasileiras SA, ADR,B Shares *	1,429	18,520
Centrais Eletricas Brasileiras SA, ADR *	2,381	34,625
Centrais Eletricas Brasileiras SA *	6,700	97,961
Cia de Concessoes Rodoviarias, ADR	2,100	33,684
Cia de Saneamento Basico do Estado de Sao Paulo *	1,990	29,482
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	314	12,076
Companhia de Bebidas das Americas	14	904
Companhia Siderurgica Nacional SA	9,700	215,930
Companhia Vale do Rio Doce	34,200	602,143
Cosan SA Industria e Comercio *	3,511	25,802
CPFL Energia SA	2,200	35,737
Cyrela Brazil Realty SA	4,000	30,314
Diagnosticos da America SA *	1,100	19,311
EDP - Energias do Brasil SA	2,900	40,033
Empresa Brasileira de Aeronautica SA, ADR *	1,026	16,991
Empresa Brasileira de Aeronautica SA *	10,800	44,920
Gerdau SA	2,642	21,411
Global Village Telecom Holding SA *	3,876	64,485
JBS SA	15,473	55,512
Marfrig Frigorificos e Comercio de Alimentos SA *	4,457	32,981
MRV Engenharia e Participacoes SA	2,167	30,025
Natura Cosmeticos SA	2,300	30,354
OGX Petroleo e Gas Participacoes SA	300	152,975
Perdigao SA *	2,160	41,337
Petroleo Brasileiro SA	53,900	1,102,756
Porto Seguro SA *	4,419	34,617
Redecard SA	7,084	108,998
Souza Cruz SA	1,400	39,882
Suzano Papel e Celulose SA *	1,900	14,700
Tele Norte Leste Participacoes SA, ADR	2,994	44,521
Tele Norte Leste Participacoes SA	2,500	47,206
Tractebel Energia SA	6,200	59,959
Ultrapar Participacoes SA	1,500	47,568
Usinas Siderurgicas de Minas Gerais SA, SADR	2,431	52,036
Usinas Siderurgicas de Minas Gerais SA	2,200	46,537

The accompanying notes are an integral part of the financial statements.

30

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Vivo Participacoes SA	322	$6,099
Votorantim Celulose e Papel SA, SADR *	858	9,189
Weg SA	4,600	32,396

		3,720,476
Canada - 6.71%
Addax Petroleum Corp.	2,300	97,545
Agnico-Eagle Mines, Ltd.	3,613	190,318
Agrium, Inc.	3,461	138,214
Alimentation Couche Tard, Inc.	4,300	52,015
ARC Energy Trust	2,700	41,342
Astral Media, Inc.	1,600	40,910
Bank of Montreal	12,209	514,538
Bank of Nova Scotia	23,948	893,971
Barrick Gold Corp.	19,930	670,816
BCE, Inc.	6,373	131,498
Biovail Corp.	4,450	59,759
Bombardier, Inc.	34,838	103,332
Brookfield Asset Management, Inc.	10,851	185,647
Brookfield Properties Corp.	6,634	52,472
CAE, Inc.	7,016	41,620
Cameco Corp.	8,666	222,322
Canadian Imperial Bank of Commerce	8,630	432,631
Canadian National Railway Company	10,598	455,300
Canadian Natural Resources, Ltd.	12,322	648,225
Canadian Oil Sands Trust	5,700	136,184
Canadian Pacific Railway, Ltd.	3,974	158,461
Canadian Tire Corp., Ltd.	1,954	92,396
Canadian Utilities, Ltd.	2,100	68,517
CGI Group, Inc. *	6,976	62,014
CI Financial Corp.	4,133	68,010
Crescent Point Energy Trust	1,400	41,308
Eldorado Gold Corp. *	9,100	81,991
Empire Company, Ltd.	800	29,093
Enbridge, Inc.	7,876	273,288
EnCana Corp.	18,064	895,629
Enerplus Resources Fund	4,100	88,581
Ensign Energy Services, Inc.	3,400	49,693
Fairfax Financial Holdings, Ltd.	359	90,124
Finning International, Inc.	4,338	62,656
First Quantum Minerals, Ltd.	2,100	101,556
Fortis, Inc.	3,500	76,460
Franco-Nevada Corp.	2,200	52,884
George Weston, Ltd.	1,336	67,010
Gerdau Ameristeel Corp.	4,100	28,270
Gildan Activewear, Inc. *	3,600	53,328
Goldcorp, Inc.	16,556	575,471
Great-West Lifeco, Inc.	6,776	132,823
Groupe Aeroplan, Inc.	5,536	39,266
Husky Energy, Inc.	6,052	169,257
IAMGOLD Corp.	8,000	81,021
IGM Financial, Inc.	2,896	102,455
Imperial Oil, Ltd.	6,803	263,897
Industrial Alliance Insurance and Financial Services, Inc.	2,000	44,276
Inmet Mining Corp.	1,200	44,022
Intact Financial Corp.	2,100	61,475
Ivanhoe Mines, Ltd. *	7,500	$41,590
Jazz Air Income Fund, ADR *	481	1,365
Kinross Gold Corp.	16,090	293,262
Loblaw Companies, Ltd.	2,737	81,770
Magna International, Inc.	2,643	112,137
Manitoba Telecom Services, Inc.	900	26,362
Manulife Financial Corp. (c)	36,824	639,192
MDS, Inc. *	1,600	8,405
Metro, Inc.	2,700	88,255
National Bank of Canada	3,768	174,122
Nexen, Inc.	10,364	225,163
Niko Resources, Ltd.	900	61,901
Nova Chemicals Corp.	2,549	15,165
Onex Corp.	2,532	43,537
Open Text Corp. *	1,300	47,500
Pan American Silver Corp. *	2,100	38,943
Penn West Energy Trust (a)	14,713	187,336
Petro-Canada	10,992	424,503
Potash Corp. of Saskatchewan, Inc.	6,911	644,607
Power Corp. of Canada	7,617	175,764
Power Financial Corp.	5,322	126,513
Precision Drilling Trust, ADR	1,714	8,237
Progress Energy Resources Corp.	5,100	44,548
Provident Energy Trust	6,100	30,522
QLT, Inc. *	230	492
Research In Motion, Ltd. *	12,300	874,319
RioCan Real Estate Investment Trust	2,900	38,097
Ritchie Bros. Auctioneers, Inc.	2,600	61,024
Rogers Communications, Inc., Class B	11,142	286,417
Royal Bank of Canada	33,876	1,385,446
Saputo, Inc.	3,600	75,117
Shaw Communications, Inc.	8,302	139,752
Sherritt International Corp.	6,300	28,382
Shoppers Drug Mart Corp.	4,556	195,808
Silver Wheaton Corp. *	7,100	58,966
Sino-Forest Corp. *	4,100	43,709
SNC-Lavalin Group, Inc.	3,613	133,102
Sun Life Financial, Inc.	12,552	338,849
Suncor Energy, Inc.	21,304	647,829
Talisman Energy, Inc.	22,926	329,359
Teck Cominco, Ltd. *	11,314	180,436
Telus Corp. - Non Voting Shares	3,544	91,407
Telus Corp.	1,800	47,741
Thomson Corp.	5,398	157,093
TMX Group, Inc.	1,924	55,976
Toronto Dominion Bank Ontario	20,500	1,059,059
TransAlta Corp.	4,921	94,388
Trans-Canada Corp.	14,350	386,401
Trican Well Service, Ltd.	3,800	32,735
Vermilion Energy Trust	900	22,617
Viterra, Inc. *	5,600	48,627
Yamana Gold, Inc.	16,938	150,573
Yellow Pages Income Fund	7,800	35,877

		19,604,188
Cayman Islands - 0.05%
China Dongxiang Group Company	87,500	58,551

The accompanying notes are an integral part of the financial statements.

31

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cayman Islands (continued)

China High Speed Transmission Equipment Group Company, Ltd.	37,000	$73,918
Hopewell Highway Infrastructure, Ltd.	1,736	966

		133,435
Chile - 0.36%
Banco Santander Chile SA, ADR	4,156	194,044
Banco Santander SA	3,360	40,678
Centros Comerciales Sudamericanos SA, ADR (j)	4,856	191,269
Cia Cervecerias Unidas SA, ADR	1,534	53,690
Corpbanca SA, SADR	1,550	45,725
Embotelladora Andina SA, ADR, Series A	1,498	21,910
Embotelladora Andina SA, ADR, Series B	2,648	45,069
Empresa Nacional de Electricidad SA, ADR (a)	2,350	117,006
Enersis SA, SADR	5,590	103,247
Inversiones Aguas Metropolitanas SA, ADR (j)	2,075	48,034
Lan Airlines SA, SADR	5,840	70,255
Madeco SA, SADR	1,566	10,852
Sociedad Quimica y Minera de Chile SA, ADR, B Shares (a)	1,829	66,192
Vina Concha Y Toro SA, ADR	908	32,180

		1,040,151

China - 2.42%
Air China, Ltd., Class H *	128,534	62,736
Aluminum Corp. of China, Ltd.	81,220	76,067
Angang New Steel Company, Ltd., Class H	51,547	85,054
Bank of China, Ltd.	1,384,079	655,822
Bank of Communications Company, Ltd., Class H	123,121	137,586
Beijing Capital International Airport Company, Ltd., Class H *	74,789	51,973
Beijing Datang Power Generation Company, Ltd., Class H	142,864	86,538
BYD Company, Ltd., H Shares *	10,705	43,299
Chaoda Modern Agriculture Holdings, Ltd.	88,940	52,697
China BlueChemical, Ltd.	70,000	36,961
China CITIC Bank	127,000	82,813
China Coal Energy Company, Series H	91,000	110,040
China Communications Construction Company, Ltd.	90,800	105,665
China Communications Services Corp., Ltd., Class H	72,000	44,319
China Construction Bank Corp.	1,088,382	840,042
China COSCO Holdings Company, Ltd.	50,796	59,892
China Life Insurance Company, Ltd.	180,624	671,603
China Merchants Bank Company, Ltd.	132,470	301,158
China National Building Material Company, Ltd.	24,000	46,352
China Oilfield Services, Ltd., H Shares	70,000	75,518
China Petroleum & Chemical Corp., Class H	377,970	287,535
China Railway Construction Corp. - Hong Kong Exchange *	71,500	109,746
China Railway Group, Ltd. *	75,000	60,080
China Shenhua Energy Company, Ltd.	80,000	291,517
China Shipping Container Lines Company, Ltd. *	202,473	54,013
China Shipping Development Company, Ltd.,Class H	56,432	71,997
China Telecom Corp., Ltd.	301,604	149,125
Country Garden Holdings Company, Ltd.	119,000	$55,173
Dongfeng Motor Group Company, Ltd.	51,220	43,336
Foxconn International Holdings, Ltd. *	18,000	11,971
Guangdong Investment, Ltd.	115,220	53,468
Guangshen Railway Company, Ltd., Class H	84,789	39,614
Guangzhou R&F Properties Company, Ltd., H Shares	18,800	41,847
Huaneng Power International, Inc., Class H	125,436	87,832
Industrial & Commercial Bank of China, Ltd.	1,008,400	701,600
Jiangsu Expressway, Ltd.	49,145	36,006
Jiangxi Copper Company, Ltd., Class H	24,075	39,175
Lenovo Group, Ltd.	81,436	31,141
Maanshan Iron & Steel Company, Ltd. *	94,075	58,918
PetroChina Company, Ltd., Class H	512,261	565,129
PICC Property & Casualty Company, Ltd., Class H *	111,220	76,279
Shanghai Electric Group Company, Ltd.	146,864	63,083
Shui On Land, Ltd.	102,300	69,696
Sinopec Shanghai Petrochemical Company, Ltd., Class H *	127,934	44,053
Tingyi Cayman Islands Holding Corp.	32,000	52,804
Tsingtao Brewery Company, Ltd., Series H	14,000	43,810
Want Want China Holdings, Ltd.	79,000	44,210
Weichai Power Company, Ltd.	10,200	34,372
Yanzhou Coal Mining Company, Ltd., Class H	35,990	49,521
Zhejiang Expressway Company, Ltd., Class H	67,718	53,230
Zijin Mining Group, Ltd.	82,411	74,331
ZTE Corp., Class H	14,326	49,577

		7,070,324

Colombia - 0.13%
BanColombia SA, ADR	12,831	391,346

Czech Republic - 0.12%
CEZ AS	4,591	208,495
Komercni Banka AS	434	60,216
Telefonica Czech Republic AS	3,091	70,398

		339,109
Denmark - 0.67%
A P Moller Maersk AS, Series A	15	88,114
A P Moller Maersk AS	29	174,138
Carlsberg AS, B Shares	2,648	170,208
Coloplast AS	741	51,055
Danske Bank AS *	11,602	200,265
DSV AS, ADR *	5,570	69,178
H. Lundbeck AS	1,500	28,573
Novo Nordisk AS	10,610	576,675
Novozymes AS, B Shares	1,186	96,396
Topdanmark AS *	472	55,162
TrygVesta AS	800	47,198
Vestas Wind Systems AS *	4,989	358,648
William Demant Holdings AS *	918	47,514

		1,963,124
Egypt - 0.14%
Commercial International Bank	6,529	57,254
Egypt Kuwait Holding Company	14,352	26,063
Egyptian Company for Mobile Services	919	31,893

The accompanying notes are an integral part of the financial statements.

32

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

s
	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Egypt (continued)
Egyptian Financial Group-Hermes Holding	4,582	$18,347
EL Ezz Aldekhela Steel Alexandria	72	9,100
EL EZZ Steel Company	2,373	5,104
ElSwedy Cables Holding Company	1,884	22,841
Orascom Construction Industries	2,907	99,340
Orascom Telecom Holding SAE *	16,924	90,708
Sidi Kerir Petrochemicals Company	9,345	19,810
Telecom Egypt	8,967	25,265

		405,725

Finland - 0.92%
Elisa Oyj, Class A	4,053	66,814
Fortum Corp. Oyj	11,013	251,202
Kesko Oyj	1,931	51,190
Kone Corp. Oyj	3,916	120,267
Metra Oyj, B Shares (a)	2,331	75,297
Metso Oyj	3,873	72,546
Neste Oil Oyj	3,830	53,321
Nokia AB Oyj	89,406	1,304,761
Nokian Renkaat Oyj (a)	3,440	64,860
Orion Oyj, Series B	2,762	43,335
Outokumpu Oyj	3,813	66,039
Pohjola Bank PLC	6,240	49,907
Rautaruukki Oyj	2,619	52,377
Sampo Oyj, A Shares	10,470	197,574
Sanoma WSOY Oyj (a)	2,800	43,551
Stora Enso Oyj, Series R *	15,153	79,964
UPM-Kymmene Oyj	12,901	112,437

		2,705,442

France - 6.43%
Accor SA	3,317	131,902
Aeroports de Paris (a)	664	48,728
Air France KLM	1,926	24,692
Air Liquide	5,679	520,029
Alcatel-Lucent *	48,795	122,954
Alstom SA (a)	4,718	279,241
Atos Origin SA *	1,154	39,180
AXA Group SA	37,947	717,400
BNP Paribas SA	19,704	1,278,668
Bouygues SA	5,246	197,276
Bureau Veritas SA	600	29,596
Cap Gemini SA	2,901	107,152
Carrefour SA	14,514	620,871
Casino Guichard-Perrachon SA	856	57,819
Christian Dior SA	1,616	120,849
Cie Generale de Geophysique-Veritas *	3,169	57,209
CNP Assurances SA	702	67,025
Compagnie de Saint-Gobain SA	8,152	272,573
Compagnie Generale des Etablissements Michelin, Class B (a)	3,221	184,093
Credit Agricole SA (a)	20,620	258,265
Dassault Systemes SA (a)	1,217	53,813
Eiffage SA	762	44,465
Electricite de France	5,451	265,812
Eramet	71	18,631
Essilor International SA	4,395	209,809
Eurazeo	241	$10,046
European Aeronautic Defence &Space Company (a)	9,459	153,289
Eutelsat Communications *	1,618	41,799
Fonciere Des Regions	505	37,998
France Telecom SA (a)	44,243	1,005,210
GDF Suez	29,107	1,087,371
GDF Suez *	3,381	5
Gecina SA	188	11,632
Groupe DANONE (a)	13,086	647,154
Hermes International SA (a)	1,244	173,153
ICADE	337	27,715
Iliad SA	282	27,392
Imerys SA *	169	6,437
Imerys SA *	391	16,432
JC Decaux SA *	827	13,162
Klepierre SA (a)	2,104	54,271
Lafarge SA * (a)	2,616	177,619
Lafarge SA *	2,196	142,480
Lagardere SCA	2,403	79,982
Legrand SA, ADR	1,934	42,252
L’Oreal SA	5,372	402,193
LVMH Moet Hennessy SA	5,467	418,449
M6-Metropole Television	1,073	20,331
Natixis *	13,752	26,612
Neopost SA	620	55,753
PagesJaunes Groupe SA (a)	1,671	16,269
Pernod-Ricard SA (a)	4,269	269,511
PPR SA	1,611	131,821
PSA Peugeot Citroen SA *	3,000	79,132
Publicis Groupe SA (a)	2,591	79,109
Renault Regie Nationale SA *	3,943	145,564
Safran SA	3,842	50,799
Sanofi-Aventis SA	24,773	1,456,930
Schneider Electric SA	5,593	427,751
SCOR SE	3,545	72,804
Societe BIC SA	433	24,869
Societe Des Autoroutes Paris-Rhin-Rhone	378	25,743
Societe Generale (a)	11,654	635,836
Societe Television Francaise 1	2,128	23,939
Sodexho Alliance	1,964	101,021
Suez Environnement SA	5,606	98,309
Suez SA Strip VVPR * (e)	1	0
Suez SA	310	11,659
Technip SA	2,156	105,978
Thales SA	1,824	81,625
Total SA	51,200	2,773,102
Unibail-Rodamco SE, REIT	1,809	270,139
Valeo SA *	140	2,583
Vallourec SA (a)	1,131	137,502
Veolia Environnement SA	8,292	244,970
Vinci SA (a)	10,050	451,046
Vivendi SA	27,747	664,660
		18,789,460

Germany - 5.24%
Adidas-Salomon AG	4,772	181,831

The accompanying notes are an integral part of the financial statements.

33

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Allianz SE	10,698	$989,262
BASF SE	21,839	871,079
Bayer AG	17,973	965,079
Bayerische Motoren Werke (BMW) AG	7,810	294,961
Beiersdorf AG	2,228	105,028
Celesio AG	1,332	30,616
Commerzbank AG * (a)	17,830	110,860
Daimler AG	21,364	772,991
Deutsche Bank AG	13,218	804,353
Deutsche Boerse AG	4,598	357,374
Deutsche Lufthansa AG	6,027	75,762
Deutsche Post AG	19,854	259,497
Deutsche Postbank AG *	2,466	62,877
Deutsche Telekom AG	66,798	789,455
E.ON AG	45,725	1,622,979
Fraport AG, ADR	836	35,840
Fresenius AG	362	16,986
Fresenius Medical Care AG	4,523	201,855
Fresenius SE	2,077	112,236
GEA Group AG	4,283	64,972
Hamburger Hafen und Logistik AG	366	14,130
Hannover Rueckversicherung AG *	1,731	64,036
Henkel AG & Company KGaA	3,402	91,734
Hochtief AG	1,184	59,818
Infineon Technologies AG *	20,151	73,155
K&S AG	3,540	199,414
Linde AG	3,490	286,930
MAN AG	2,632	161,879
Merck KGaA	1,586	161,693
Metro AG	2,895	138,389
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	4,898	662,428
Puma AG	78	17,121
Qiagen AG *	5,180	96,146
RWE AG	10,121	798,997
Salzgitter AG	1,027	90,293
SAP AG	20,754	836,715
Siemens AG	19,802	1,370,900
Solarworld AG (a)	2,273	53,677
Suedzucker AG	2,022	41,126
Thyssen Krupp AG	8,580	213,768
TUI AG *	2,454	18,136
United Internet AG *	1,746	20,509
Volkswagen AG	3,121	1,056,514
Wacker Chemie AG	444	51,140

		15,304,541

Greece - 0.40%
Alpha Bank A.E. *	7,958	85,991
Bank of Cyprus PCL	13,140	73,271
Bank of Piraeus SA *	6,558	64,643
Coca-Cola Hellenic Bottling Company SA	3,310	67,825
EFG Eurobank Ergas SA *	6,430	66,984
Hellenic Petroleum SA	3,350	32,384
Hellenic Telecommunications Organization SA	5,650	86,239
Marfin Financial Group SA Holdings *	25,113	106,999
National Bank of Greece SA *	11,104	304,229
OPAP SA	4,860	$129,072
Public Power Corp. SA *	4,490	92,410
Titan Cement Company SA	1,790	47,138

		1,157,185

Hong Kong - 3.02%
Agile Property Holdings, Ltd.	30,789	44,041
Alibaba.com, Ltd. *	48,600	86,162
Anhui Conch Cement Company, Ltd., Class H	8,930	55,661
ASM Pacific Technology, Ltd.	414	2,130
Bank of East Asia, Ltd.	28,804	87,385
Beijing Enterprises Holdings, Ltd.	15,286	76,286
Belle International Holdings, Ltd., GDR	89,978	77,951
BOC Hong Kong Holdings, Ltd.	67,828	120,064
Cathay Pacific Airways, Ltd.	16,782	22,979
Cheung Kong Holdings, Ltd.	32,849	375,743
Cheung Kong Infrastructure Holdings, Ltd.	9,772	34,081
China Agri-Industries Holdings, Ltd.	67,216	41,802
China Everbright, Ltd.	34,216	85,211
China Insurance International Holdings Company, Ltd. *	34,000	71,449
China Mengniu Dairy Company, Ltd. *	20,502	47,400
China Merchants Holdings International Company, Ltd.	21,067	60,163
China Mobile, Ltd.	144,530	1,449,254
China Overseas Land & Investment, Ltd.	89,522	205,890
China Resource Power Holdings, Ltd.	28,789	63,577
China Resources Enterprises, Ltd.	23,145	46,501
China Resources Land, Ltd.	46,789	103,254
China Travel International Investment Hong Kong, Ltd.	176,291	38,786
China Unicom, Ltd.	129,432	172,132
Citic Pacific, Ltd.	19,967	40,766
CLP Holdings, Ltd.	49,289	327,279
CNOOC, Ltd.	434,274	534,734
CNPC Hong Kong, Ltd.	40,000	33,502
Cosco Pacific, Ltd.	53,145	59,438
Denway Motors, Ltd.	92,441	36,670
Dongfang Electrical Machinery Company, Ltd.	10,000	35,629
Esprit Holdings, Ltd.	19,515	109,160
Fosun International	92,000	57,622
Giordano International, Ltd.	611	127
Gome Electrical Appliances Holdings, Ltd.	178,292	43,940
Hang Lung Group, Ltd.	16,000	75,625
Hang Lung Properties, Ltd.	37,326	121,052
Hang Seng Bank, Ltd.	18,619	263,123
Harbin Power Equipment Company, Ltd.	42,000	39,252
Henderson Land Development Company, Ltd.	20,527	116,644
Hengan International Group Company, Ltd.	12,000	55,573
Hong Kong & China Gas Company, Ltd.	74,244	156,045
Hong Kong Aircraft Engineering Company, Ltd.	800	9,329
Hong Kong Electric Holdings, Ltd.	25,582	142,468
Hong Kong Exchanges & Clearing, Ltd.	25,430	394,859
Hopewell Holdings, Ltd.	9,362	29,097
Huabao International Holdings, Ltd.	45,000	43,490
Hutchison Telecommunications Hong Kong Holdings, Ltd. *	39,668	5,374

The accompanying notes are an integral part of the financial statements.

34

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hutchison Telecommunications International, Ltd. *	39,668	$9,405
Hutchison Whampoa, Ltd.	51,377	333,988
Hysan Development Company, Ltd.	6,487	16,552
Johnson Electronic Holdings, Ltd.	25	7
Kerry Properties, Ltd.	7,438	33,256
Kingboard Chemical Holdings, Ltd.	7,772	19,399
Li & Fung, Ltd.	45,971	121,999
Li Ning Company, Ltd.	31,751	94,040
Lifestyle International Holdings, Ltd.	8,500	11,054
Link, REIT	39,682	84,601
Mongolia Energy Company, Ltd. *	66,845	24,893
MTR Corp., Ltd.	26,946	81,271
New World Development Company, Ltd.	44,419	79,722
Noble Group, Ltd.	53,800	67,357
NWS Holdings, Ltd.	20,024	36,043
Orient Overseas International, Ltd.	3,562	15,095
Parkson Retail Group, Ltd.	42,500	61,053
Ping An Insurance Group Company of China,Ltd.	28,145	189,825
Shandong Weigao Group Medical Polymer Company, Ltd.	12,000	30,749
Shanghai Industrial Holdings, Ltd.	19,930	80,372
Shangri-La Asia, Ltd.	18,296	27,122
Shimao Property Holdings, Ltd., GDR	30,500	58,720
Sino Land Company, Ltd.	31,761	52,191
Sinofert Holdings, Ltd.	82,000	40,881
Sino-Ocean Land Holdings, Ltd.	65,027	74,529
Soho China, Ltd.	74,000	45,063
Sun Hung Kai Properties, Ltd.	33,611	419,655
Swire Pacific, Ltd., Class A	15,163	151,016
Techtronic Industries Company, Ltd.	15	10
Television Broadcasting Company, Ltd.	4,181	16,328
Tencent Holdings, Ltd.	20,000	231,963
Wharf Holdings, Ltd.	24,876	105,324
Wheelock and Company, Ltd.	28,000	71,760
Wing Hang Bank, Ltd.	2,096	18,480
Yue Yuen Industrial Holdings, Ltd.	12,067	27,037

		8,829,460

Hungary - 0.11%
Gedeon Richter Rt.	489	87,798
Magyar Telekom Rt.	16,414	48,352
MOL Magyar Olaj & Gazipari Rt.	1,183	72,854
OTP Bank Rt. * (a)	5,811	104,750

		313,754

India - 1.56%
Dr. Reddy’s Laboratories, Ltd., ADR	4,103	69,546
Grasim Industries, Ltd., ADR (j)	1,318	63,528
Hindalco Industries, Ltd., ADR (j)	10,691	14,326
ICICI Bank, Ltd., SADR	16,922	499,199
Infosys Technologies, Ltd., ADR	23,537	865,691
Larsen & Toubro, Ltd., ADR (j)	2,684	87,840
Mahindra & Mahindra, Ltd., ADR	3,280	49,200
Ranbaxy Laboratories, Ltd., ADR *	5,719	30,311
Reliance Capital, Ltd. (j)	2,081	39,079
Reliance Communication, Ltd., ADR (j)	45,509	274,974
Reliance Energy, Ltd., ADR (j)	1,080	$80,937
Reliance Industries, Ltd., GDR * (j)	23,981	1,990,423
Reliance Natural Resources, Ltd., ADR * (j)	26,221	91,847
Satyam Computer Services, Ltd., ADR (a)	15,376	47,819
State Bank of India GDR	1,201	85,271
Tata Communications, Ltd., ADR	1,174	23,081
Tata Motors, Ltd., SADR * (a)	9,820	83,666
Wipro, Ltd., ADR (a)	13,070	154,226

		4,550,964

Indonesia - 0.33%
Aneka Tambang Tbk PT	104,625	20,557
Astra Agro Lestari Tbk PT	12,658	20,795
Astra International Tbk PT	41,483	96,538
Bank Central Asia Tbk PT	256,274	88,359
Bank Danamon Indonesia Tbk PT	89,071	41,853
Bank Mandiri Tbk PT	132,378	40,816
Bank Rakyat Indonesia Tbk PT	110,501	67,894
Berlian Laju Tanker Tbk PT	64,000	5,304
Bumi Resources Tbk PT	351,780	63,734
Energi Mega Persada Tbk PT *	138,000	4,977
Gudang Garam Tbk PT	16,482	20,236
Indocement Tunggal Prakarsa Tbk PT	26,487	20,053
Indofood Sukses Makmur Tbk PT	122,905	22,519
Indosat Tbk PT, ADR *	418	10,195
Indosat Tbk PT *	12,500	6,072
International Nickel Indonesia Tbk PT *	60,000	24,177
Kalbe Farma Tbk PT	159,571	15,763
Lippo Karawaci Tbk PT *	548,500	35,978
Perusahaan Gas Negara Tbk PT	200,985	61,773
PT Telekomunikiasi Indonesia Tbk PT, SADR	179	5,366
Semen Gresik Persero Tbk PT *	44,140	21,106
Tambang Batubara Bukit Asam Tbk PT	46,500	52,677
Telekomunikasi Indonesia Tbk PT	213,000	157,766
Unilever Indonesia Tbk PT	23,500	21,282
United Tractors Tbk PT	47,796	46,357

		972,147

Ireland - 0.32%
Allied Irish Banks PLC - London Exchange	23,589	56,686
Allied Irish Banks PLC	2,483	6,035
Anglo Irish Bank Corp. PLC *	23,067	5,536
Bank of Ireland - London Exchange *	2,975	7,077
Bank of Ireland *	26,967	63,826
C&C Group PLC	240	810
CRH PLC - London Exchange	6,286	143,740
CRH PLC	10,431	239,143
Elan Corp. PLC *	7,867	52,029
Elan Corp. PLC *	4,312	28,867
Experian Group, Ltd.	24,775	185,670
Greencore Group PLC	26	48
Kerry Group PLC	1,226	27,990
Kerry Group PLC	2,506	56,853
Paddy Power PLC - London Exchange	51	1,182
Ryanair Holdings PLC, SADR *	1,736	49,285

		924,777

The accompanying notes are an integral part of the financial statements.

35

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Israel - 0.64%
Alvarion, Ltd., ADR *	814	$3,639
Bank Hapoalim, Ltd. *	19,001	50,239
Bank Leumi Le-Israel, Ltd. *	31,056	81,331
Bezek Israeli Telecommunications Corp., Ltd.	32,666	60,277
Cellcom Israel, Ltd.	1,650	43,840
Check Point Software Technologies, Ltd. *	3,564	83,647
Delek Group, Ltd.	259	31,285
Delek Real Estate, Ltd. *	2,644	3,257
Discount Investment Corp.	2,271	41,141
Elbit Systems, Ltd.	366	22,007
Given Imaging Corp., ADR *	127	1,251
Harel Insurance Investments, Ltd. *	238	9,651
ICL Israel Chemicals, Ltd.	12,765	125,653
Israel Corp., Ltd.	35	18,621
Israel Discount Bank, Ltd.	35,175	45,772
Makhteshim-Agam Industries, Ltd.	4,734	23,338
Migdal Insurance Holdings, Ltd. *	8,348	11,882
Nice Systems, Ltd. *	2,690	61,823
Ormat Industries, Ltd.	4,567	37,096
Partner Communications, Ltd.	1,256	21,454
RADWARE, Ltd., ADR *	437	3,369
Syneron Medical, Ltd., ADR *	692	4,996
Teva Pharmaceutical Industries, Ltd.	21,014	1,035,768
United Mizrahi Bank, Ltd. *	6,753	40,109

		1,861,446

Italy - 2.43%
A2A SpA (a)	34,264	62,665
Alleanza Assicurazioni SpA	8,290	57,081
Assicurazioni Generali SpA	25,256	527,109
Autogrill SpA	1,665	14,122
Autostrade SpA	6,556	132,681
Banca Carige SpA	21,810	59,958
Banca Intesa SpA - Non convertible	25,099	61,853
Banca Monte dei Paschi Siena SpA	66,077	106,730
Banca Popolare di Milano SpA	11,502	68,834
Banche Popolari Unite SpA	14,795	193,131
Banco Popolare Societa Cooperativa *	16,645	124,300
Enel SpA	167,777	817,353
Eni SpA	61,045	1,448,161
Exor SpA	1,998	28,940
Fiat SpA *	18,108	183,700
Finmeccanica SpA	9,840	138,852
Fondiaria-Sai SpA	716	11,625
Intesa Sanpaolo SpA *	176,453	572,091
Italcementi SpA, RNC	1,788	10,515
Italcementi SpA	907	10,365
Lottomatica SpA	1,056	20,388
Luxottica Group SpA *	2,689	55,925
Mediaset SpA	20,289	114,092
Mediobanca SpA	12,275	147,536
Mediolanum SpA	4,623	24,740
Parmalat SpA	43,849	105,955
Pirelli & Company SpA *	30,119	10,649
Prysmian SpA	2,267	34,151
Saipem SpA	6,626	161,744
Saras SpA	3,605	10,300
Snam Rete Gas SpA	37,347	$164,289
Telecom Italia SpA	233,300	323,121
Telecom Italia SpA	145,996	143,552
Tenaris SA	11,685	157,970
Terna SpA (a)	30,415	101,441
UniCredit Italiano SpA *	340,903	873,382
Unipol Gruppo Finanziario SpA, ADR *	17,238	20,190

		7,099,491

Japan - 15.62%
ABC-MART, Inc.	700	17,959
Acom Company, Ltd. (a)	567	14,152
Advantest Corp.	4,280	77,186
AEON Company, Ltd.	15,804	155,673
AEON Credit Service Company, Ltd.	877	11,418
Aeon Mall Company, Ltd.	600	11,353
Aioi Insurance Company, Ltd.	10,000	45,462
Aisin Seiki Company	5,079	109,835
Ajinomoto Company, Inc.	13,305	105,138
Alfresa Holdings Corp.	324	14,913
All Nippon Airways Company, Ltd.	13,715	47,896
Amada Company, Ltd.	4,829	29,842
Aozora Bank, Ltd.	17,000	26,125
Asahi Breweries, Ltd. (a)	9,501	136,438
Asahi Glass Company, Ltd.	25,191	201,031
Asahi Kasei Corp.	30,963	156,899
ASICS Corp.	3,000	27,238
Astellas Pharmaceuticals, Inc.	10,969	387,469
Bank of Kyoto, Ltd.	8,000	73,951
Benesse Corp.	1,954	78,095
Bridgestone Corp.	14,453	225,768
Brother Industries, Ltd.	3,200	28,248
Canon Sales Company, Inc.	1,100	15,356
Canon, Inc.	25,274	822,592
Casio Computer Company, Ltd.	3,933	35,008
Central Japan Railway Company, Ltd.	37	227,336
Chiba Bank, Ltd.	19,896	129,453
Chubu Electric Power Company, Inc.	15,277	353,142
Chugai Pharmaceutical Company, Ltd.	4,616	87,947
Chugoku Bank, Ltd.	3,000	41,520
Chugoku Electric Power Company, Inc.	6,700	139,869
Citizen Watch Company, Ltd.	5,835	29,762
Coca-Cola West Japan Company, Ltd.	1,077	20,585
Cosmo Oil Company, Ltd.	17,000	57,613
Credit Saison Company, Ltd.	4,391	55,446
Dai Nippon Printing Company, Ltd.	12,953	177,070
Daicel Chemical Industries, Ltd.	2,534	15,315
Daido Steel Company, Ltd.	4,000	16,316
Daihatsu Motor Company, Ltd.	5,000	46,330
Daiichi Sankyo Company, Ltd.	14,672	262,537
Daikin Industries, Ltd.	5,615	179,503
Dainippon Ink & Chemicals, Inc.	7,010	10,931
Dainippon Screen Manufacturing Company, Ltd.	238	817
Dainippon Sumitomo Pharma Company, Ltd.	4,800	41,946
Daito Trust Construction Company, Ltd.	2,219	104,159
Daiwa House Industry Company, Ltd.	12,715	136,249

The accompanying notes are an integral part of the financial statements.

36

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Daiwa Securities Group, Inc.	33,251	$196,528
Dena Company, Ltd.	4	13,370
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	28,989
Denso Corp.	11,422	291,167
Dentsu, Inc.	3,400	71,204
Dowa Mining Company, Ltd.	4,534	18,791
East Japan Railway Company	7,800	469,688
Eisai Company, Ltd.	5,952	211,779
Electric Power Development Company, Ltd.	3,400	96,353
Elpida Memory, Inc. *	1,700	18,186
FamilyMart Company, Ltd.	1,060	33,223
Fanuc, Ltd.	4,379	349,403
Fast Retailing Company, Ltd.	1,166	151,865
Fuji Electric Holdings Company, Ltd.	4,420	7,294
Fuji Heavy Industries, Ltd.	17,000	68,372
Fuji Photo Film Company, Ltd.	11,467	361,765
Fuji Television Network, Inc.	5	7,531
Fujitsu, Ltd.	44,621	241,789
Fukuoka Financial Group, Inc.	13,000	57,969
Furukawa Electric Company, Ltd.	9,362	41,991
GS Yuasa Corp. (a)	7,000	61,461
Gunma Bank	6,477	35,916
Hakuhodo DY Holdings, Inc.	260	13,985
Hankyu Hanshin Holdings, Inc.	29,000	135,714
Hikari Tsushin, Inc.	400	8,982
Hino Motors, Ltd.	4,886	15,144
Hirose Electric Company, Ltd.	583	61,984
Hisamitsu Pharmaceutical Company, Inc.	1,900	59,019
Hitachi Capital Corp.	7	94
Hitachi Chemical, Ltd.	1,184	19,029
Hitachi Construction Machinery Company, Ltd.	1,943	31,428
Hitachi High-Technologies Corp.	900	15,264
Hitachi Metals, Ltd.	2,000	16,880
Hitachi, Ltd.	79,118	245,047
Hokkaido Electric Power Company, Inc.	4,768	89,279
Hokuhoku Financial Group, Inc.	34,134	85,259
Hokuriku Electric Power Company	4,300	98,293
Honda Motor Company, Ltd.	38,962	1,066,824
House Food Corp.	101	1,468
Hoya Corp.	9,792	196,060
Ibiden Company, Ltd.	3,400	94,976
Idemitsu Kosan Company, Ltd.	400	34,200
Inpex Holdings, Inc.	20	159,305
Isetan Mitsukoshi Holdings, Ltd.	9,143	92,828
Ishikawajima-Harima Heavy Industries Company, Ltd.	19,134	32,915
Isuzu Motors, Ltd.	19,000	30,345
IT Holdings Corp.	83	1,472
ITO EN, Ltd.	906	12,851
Itochu Corp.	36,202	250,044
Itochu Techno-Science Corp.	848	25,164
Iyo Bank, Ltd.	7,000	71,341
J Front Retailing Company, Ltd.	6,000	28,547
JAFCO Company, Ltd. *	853	28,441
Japan Airlines System Corp. *	14,953	28,809
Japan Petroleum Exploration Company, Ltd.	600	33,105
Japan Prime Realty Investment Corp., REIT	8	$17,291
Japan Real Estate Investment Corp., REIT	11	91,296
Japan Retail Fund Investment Corp., REIT	5	23,066
Japan Tobacco, Inc.	105	327,280
JFE Holdings, Inc.	12,162	406,216
JGC Corp.	5,886	94,683
Joyo Bank, Ltd.	17,953	91,269
JS Group Corp.	6,916	106,496
JSR Corp.	5,033	85,770
Jupiter Telecommunications Company, Ltd.	68	51,555
Kajima Corp.	13,191	41,015
Kamigumi Company, Ltd.	7,534	63,421
Kaneka Corp.	5,829	41,242
Kansai Electric Power Company, Ltd.	17,478	385,707
Kansai Paint Company, Ltd.	2,238	16,023
Kao Corp.	13,362	291,202
Kawasaki Heavy Industries, Ltd.	39,963	109,528
Kawasaki Kisen Kaisha, Ltd.	17,067	69,863
KDDI Corp.	67	355,218
Keihin Electric Express Railway Company, Ltd.	11,067	85,787
Keio Corp.	15,715	91,312
Keisei Electric Railway Company, Ltd.	5,000	29,772
Keyence Corp.	1,000	203,509
Kikkoman Corp.	2,238	22,402
Kinden Corp.	591	5,178
Kintetsu Corp. (a)	38,792	170,897
Kirin Brewery Company, Ltd.	18,896	263,793
Kobe Steel Company, Ltd.	54,517	100,749
Komatsu, Ltd.	21,230	325,822
Konami Corp.	1,043	19,968
Konica Minolta Holdings, Inc.	12,391	128,753
Koyo Seiko Company, Ltd.	3,143	31,689
Kubota Corp.	23,782	195,312
Kuraray Company, Ltd.	5,800	64,291
Kurita Water Industries, Ltd.	1,819	58,600
Kyocera Corp.	3,738	280,404
Kyowa Hakko Kogyo Company, Ltd.	5,611	63,282
Kyushu Electric Power Company, Inc.	9,031	194,370
Lawson, Inc.	1,231	54,096
LeoPalace21 Corp.	1,702	15,121
Mabuchi Motor Company, Ltd.	518	24,906
Makita Corp.	1,943	46,795
Marubeni Corp.	40,202	177,608
Marui Company, Ltd.	5,264	36,918
Maruichi Steel Tube, Ltd.	1,200	22,623
Matsui Securities Company, Ltd.	3,300	29,830
Matsumotokiyoshi Holdings Company, Ltd.	48	987
Matsushita Electric Industrial Company, Ltd.	47,693	639,710
Matsushita Electric Works, Ltd.	6,181	58,347
Mazda Motor Corp.	26,000	66,007
McDonald’s Holdings Company (Japan), Ltd. *	1,600	29,692
Mediceo Holdings Company, Ltd.	2,590	29,637
MEIJI Holdings Company, Ltd. *	1,900	76,362
Meitec Corp.	83	1,427
Minebea Company, Ltd.	3,477	14,710
Mitsubishi Chemical Holdings Corp., ADR	32,000	134,996

The accompanying notes are an integral part of the financial statements.

37

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi Corp.	31,156	$572,186
Mitsubishi Electric Corp.	46,973	295,561
Mitsubishi Estate Company, Ltd.	27,782	460,235
Mitsubishi Gas & Chemicals Company, Inc.	5,829	31,701
Mitsubishi Heavy Industries, Ltd.	75,937	313,240
Mitsubishi Logistics Corp.	1,943	21,417
Mitsubishi Materials Corp.	24,020	74,643
Mitsubishi Motors Corp. * (a)	89,000	166,158
Mitsubishi Rayon Company, Ltd.	11,010	31,872
Mitsubishi UFJ Financial Group, Inc.	219,300	1,348,079
Mitsubishi UFJ Lease & Finance Company, Ltd.	1,300	42,037
Mitsui & Company, Ltd.	39,611	466,637
Mitsui Chemicals, Inc.	12,010	38,253
Mitsui Engineering & Shipbuilding Company, Ltd.	15,362	36,015
Mitsui Fudosan Company, Ltd.	20,248	350,793
Mitsui Mining & Smelting Company, Ltd.	9,010	23,175
Mitsui O.S.K. Lines, Ltd.	27,487	177,329
Mitsui Sumitomo Insurance Group Holdings, Inc.	9,677	252,347
Mitsui Trust Holdings, Inc.	26,010	98,708
Mitsumi Electric Company, Ltd.	1,001	21,262
Mizuho Financial Group, Inc. (a)	226,400	526,560
Mizuho Trust & Banking Company, Ltd.	20,000	25,749
Murata Manufacturing Company, Ltd.	5,004	212,092
Namco Bandai Holdings, Inc.	5,832	63,969
NEC Corp.	47,383	184,994
NGK INSULATORS, Ltd.	4,829	98,057
NGK Spark Plug Company, Ltd.	3,238	30,772
NHK Spring Company, Ltd.	1,000	6,679
NICHIREI Corp.	534	2,091
Nidec Corp.	2,714	163,999
Nikon Corp.	9,181	157,832
Nintendo Company, Ltd.	2,308	635,171
Nippon Building Fund, Inc., REIT	11	94,141
Nippon Electric Glass Company, Ltd.	9,000	100,321
Nippon Express Company, Ltd.	22,191	100,538
Nippon Light Metal Company, Ltd.	124	141
Nippon Meat Packers, Inc.	3,238	40,837
Nippon Mining Holdings, Inc.	22,868	118,024
Nippon Oil Corp.	31,906	187,800
Nippon Paper Group, Inc.	1,800	46,503
Nippon Sheet Glass Company, Ltd.	10,829	31,360
Nippon Steel Corp.	118,464	451,794
Nippon Telegraph & Telephone Corp.	11,900	484,186
Nippon Yusen Kabushiki Kaisha	28,077	120,479
NIPPONKOA Insurance Company, Ltd.	17,000	98,603
Nishi-Nippon City Bank, Ltd.	9,000	22,632
Nissan Chemical Industries, Ltd.	3,238	36,344
Nissan Motor Company, Ltd.	61,010	368,332
Nissay Dowa General Insurance Company, Ltd.	5,000	24,051
Nisshin Seifun Group, Inc.	2,386	28,327
Nisshin Steel Company	12,953	28,812
Nisshinbo Industries, Inc.	2,591	29,190
Nissin Food Products Company, Ltd.	1,284	38,899
Nitori Company, Ltd.	632	$44,856
Nitto Denko Corp.	4,268	129,327
NOK Corp.	1,508	17,476
Nomura Holdings, Inc.	59,693	500,115
Nomura Real Estate Holdings, Inc.	600	10,313
Nomura Real Estate Office Fund, Inc.	7	44,459
Nomura Research Institute, Ltd.	1,889	41,906
NSK, Ltd.	7,715	38,948
NTN Corp.	6,772	26,958
NTT Data Corp.	33	106,415
NTT DoCoMo, Inc.	358	522,871
NTT Urban Development Corp.	22	21,214
Obayashi Corp.	11,362	55,572
OBIC Company, Ltd.	120	19,452
Odakyu Electric Railway Company, Ltd.	13,305	113,770
Oji Paper Company, Ltd.	18,191	78,075
Olympus Optical Company, Ltd.	5,434	127,691
Omron Corp.	3,839	55,202
Ono Pharmaceutical Company, Ltd.	2,400	106,182
Onward Kashiyama Company, Ltd.	2,591	16,685
Oracle Corp. - Japan	548	20,079
Oriental Land Company, Ltd.	1,007	67,420
ORIX Corp.	1,874	110,520
Osaka Gas Company, Ltd.	46,155	147,311
Otsuka Corp.	200	10,641
Promise Company, Ltd.	1,581	20,127
Q.P. Corp.	13	135
Rakuten, Inc.	167	100,373
Resona Holdings, Inc. (a)	12,200	171,013
Ricoh Company, Ltd.	15,601	199,845
Rinnai Corp.	948	41,849
Rohm Company, Ltd.	2,573	186,886
SANKYO Company, Ltd.	1,407	75,214
Santen Pharmaceutical Company, Ltd.	1,200	36,497
Sanwa Shutter Corp.	238	848
Sanyo Electric Company, Ltd. *	31,849	82,324
Sapporo Hokuyo Holdings, Inc.	4,000	11,458
Sapporo Holdings, Ltd.	5,534	31,564
SBI Holdings, Inc.	263	53,299
Secom Company, Ltd.	5,010	203,217
SEGA SAMMY HOLDINGS, Inc.	3,308	41,829
Seiko Epson Corp.	2,178	35,366
Sekisui Chemical Company, Ltd.	6,772	42,431
Sekisui House, Ltd.	11,362	114,851
Seven & I Holdings Company, Ltd.	18,619	436,823
Seven Bank, Ltd.	9	23,533
Sharp Corp.	23,782	245,371
Shikoku Electric Power Company, Inc.	4,400	131,353
Shimadzu Corp.	4,000	31,938
Shimamura Company, Ltd.	324	25,730
Shimano, Inc.	1,231	46,977
Shimizu Corp.	16,305	70,782
Shin-Etsu Chemical Company, Ltd.	9,789	452,107
Shinko Electric Industries Company, Ltd.	1,100	13,528
Shinko Securities Company, Ltd.	7,000	21,760
Shinsei Bank, Ltd. *	29,906	47,743

The accompanying notes are an integral part of the financial statements.

38

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Japan (continued)
Shionogi & Company, Ltd.	6,477	$125,122
Shiseido Company, Ltd.	8,477	138,700
Shizuoka Bank, Ltd.	14,658	144,791
Showa Denko K.K.	19,839	35,404
Showa Shell Sekiyu K.K.	3,045	32,096
SMC Corp.	1,436	153,915
Softbank Corp.	17,612	342,024
Sojitz Holdings Corp.	33,809	73,802
Sompo Japan Insurance, Inc.	20,896	138,731
Sony Corp.	23,858	616,310
Sony Financial Holdings, Inc.	18	49,548
Square Enix Company, Ltd.	1,400	32,783
Stanley Electric Corp.	4,592	92,491
Sumco Corp.	1,600	22,649
Sumitomo Bakelite Company, Ltd.	238	1,194
Sumitomo Chemical Company, Ltd.	38,554	172,812
Sumitomo Corp.	26,434	267,310
Sumitomo Electric Industries, Ltd.	18,101	202,916
Sumitomo Heavy Industries, Ltd.	12,010	53,131
Sumitomo Metal Industries, Ltd.	77,423	204,476
Sumitomo Metal Mining Company, Ltd.	13,715	192,861
Sumitomo Mitsui Financial Group, Inc.	16,300	659,146
Sumitomo Realty &Development Company, Ltd.	9,124	165,967
Sumitomo Rubber Industries, Inc.	4,000	32,015
Sumitomo Titanium Corp.	400	14,606
Sumitomo Trust & Banking Company, Ltd.	34,554	186,008
Suruga Bank, Ltd.	3,886	37,039
Suzuken Company, Ltd.	1,177	34,034
Suzuki Motor Corp.	8,600	192,303
T&D Holdings, Inc.	5,709	162,788
TAIHEIYO CEMENT Corp.	12,191	20,875
Taisei Corp.	20,134	48,473
Taisho Pharmaceuticals Company, Ltd.	2,238	42,357
Taiyo Nippon Sanso Corp.	8,181	77,826
Takashimaya Company, Ltd.	5,181	40,707
Takeda Pharmaceutical Company, Ltd.	18,151	705,287
Tanabe Seiyaku Company, Ltd.	4,000	45,969
TDK Corp.	3,132	146,401
Teijin, Ltd.	15,896	51,056
Terumo Corp.	3,497	153,939
The 77th Bank, Ltd.	10,477	60,769
The Bank of Yokohama, Ltd.	30,316	161,469
The Hachijuni Bank, Ltd.	11,000	62,055
The Hiroshima Bank, Ltd.	15,000	62,339
The Japan Steel Works, Ltd.	9,000	110,501
The Tokyo Electric Power Company, Ltd.	28,833	741,124
THK Company, Ltd.	2,519	37,560
Tobu Railway Company, Ltd.	20,248	118,935
Toda Corp.	238	970
Toho Company, Ltd.	3,267	53,180
Toho Gas Company, Ltd.	13,000	52,811
Tohoku Electric Power Company, Inc.	10,020	209,429
Tokio Marine Holdings, Inc.	16,600	455,914
Tokuyama Corp.	3,000	21,917
Tokyo Broadcasting Company, Ltd.	648	10,173
Tokyo Electron, Ltd.	4,168	$200,190
Tokyo Gas Company, Ltd.	54,165	193,642
Tokyo Steel Manufacturing Company, Ltd.	1,800	21,821
Tokyo Tatemono Company, Ltd. (a)	5,000	27,673
Tokyu Corp.	28,134	141,724
Tokyu Land Corp.	6,829	30,847
TonenGeneral Sekiyu K.K.	5,829	59,237
Toppan Printing Company, Ltd.	14,010	140,793
Toray Industries, Inc.	33,611	170,674
Toshiba Corp.	96,289	346,612
Tosoh Corp.	6,772	19,108
Toto, Ltd.	3,829	26,693
Toyo Seikan Kaisha, Ltd.	4,391	92,539
Toyo Suisan Kaisha, Ltd.	2,295	47,366
Toyobo Company, Ltd.	67	109
Toyoda Gosei Company, Ltd.	1,166	31,250
Toyota Boshoku Corp.	700	10,383
Toyota Industries Corp.	4,510	111,741
Toyota Motor Corp.	66,153	2,500,868
Toyota Tsusho Corp.	3,600	53,075
Trend Micro, Inc.	2,267	72,163
Tsumura & Company, Ltd.	1,800	56,089
Ube Industries, Ltd.	29,963	83,525
UNI Charm Corp.	1,142	87,180
UNY Company, Ltd.	2,238	19,039
Ushio, Inc.	3,543	56,501
USS Company, Ltd.	457	23,448
West Japan Railway Company, Ltd.	41	135,471
Yahoo Japan Corp.	369	117,268
Yakult Honsha Company, Ltd.	1,743	33,207
Yamada Denki Company, Ltd.	2,214	128,636
Yamaguchi Financial Group, Inc.	6,000	79,060
Yamaha Corp.	2,474	30,730
Yamaha Motor Company, Ltd.	5,909	65,259
Yamato Kogyo Company, Ltd.	300	8,794
Yamato Transport Company, Ltd.	8,420	111,868
Yamazaki Baking Company, Ltd.	3,591	40,506
YASKAWA Electric Corp.	4,000	26,514
Yokogawa Electric Corp.	2,586	17,291

		45,670,482

Luxembourg - 0.32%
ArcelorMittal	20,380	669,314
Millicom International Cellular SA, ADR *	1,931	109,453
Reinet Investments SCA, SADR *	7,937	10,759
Reinet Investments SCA *	2,087	27,710
SES, ADR	5,966	113,904

		931,140

Malaysia - 0.56%
AirAsia BHD *	21,700	6,870
AMMB Holdings BHD	30,887	29,608
Asiatic Development BHD	15,000	23,420
Berjaya Sports Toto BHD	10,300	14,783
British American Tobacco Malaysia BHD	4,800	61,053
Bursa Malaysia BHD	8,000	15,629
Commerce Asset Holdings BHD	58,600	150,662

The accompanying notes are an integral part of the financial statements.

39

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Digi.Com BHD	5,800	$36,626
Gamuda BHD	24,200	19,045
Genting BHD	44,700	71,547
Guinness Anchor BHD	3,700	6,421
Hong Leong Bank BHD	24,800	40,141
Hong Leong Credit BHD	5,600	7,852
IGB Corp. BHD	17,700	8,583
IJM Corp. BHD *	32,650	53,733
IOI Corp. BHD	72,625	97,383
KLCC Property Holdings BHD	11,300	10,460
KNM Group BHD	117,150	28,157
Kuala Lumpur Kepong BHD	8,250	27,842
Lafarge Malayan Cement BHD	9,360	15,655
Malayan Banking BHD	75,542	126,294
Malaysian Airline System BHD	9,200	7,996
Malaysian Plantations BHD	52,400	34,978
MISC BHD	21,900	53,525
MMC Corp. BHD	61,500	37,375
Parkson Holdings BHD	19,800	28,636
Petronas Dagangan BHD	6,600	15,688
Petronas Gas BHD	8,100	22,576
PLUS Expressways BHD	24,600	22,369
PPB Group BHD	19,500	64,224
Public Bank BHD	1,200	3,087
Public Bank BHD	21,000	53,715
Resorts World BHD	54,500	41,682
RHB Capital BHD	26,200	30,795
Sime Darby BHD	50,801	100,163
SP Setia BHD	10,600	11,978
Tanjong PLC	10,200	38,557
Telekom Malaysia BHD	15,700	13,078
Tenaga Nasional BHD	25,800	55,961
TM International BHD *	41,100	27,595
UEM Land Holdings BHD *	24,125	10,642
UMW Holdings BHD	24,700	41,784
YTL Corp. BHD	14,300	28,257
YTL Power International BHD	82,365	50,605

		1,647,030

Mexico - 0.94%
Alfa SA de CV	18,536	52,223
America Movil SAB de CV, Series L	442,860	859,269
Carso Global Telecom SAB de CV *	17,600	65,090
Cemex SA de CV *	179,944	168,216
Coca-Cola Femsa SA de CV	13,259	53,285
Desarrolladora Homex SA de CV *	7,400	34,420
Fomento Economico Mexicano SA de CV	51,365	165,661
Grupo Aeroportuario del Pacifico SA de CV,Series B	23,700	60,509
Grupo Bimbo SA de CV	9,288	49,373
Grupo Carso SA de CV	15,484	41,625
Grupo Elektra SA de CV	1,800	82,014
Grupo Financiero Banorte SA de CV	35,109	85,051
Grupo Financiero Inbursa SA de CV	17,341	46,078
Grupo Mexico SA	96,770	105,822
Grupo Modelo SA *	23,008	82,190
Grupo Televisa SA	57,843	196,569
Industrias Penoles SA de CV *	4,650	$75,215
Kimberly-Clark de Mexico SA de CV	14,026	53,523
Mexichem SAB de CV	29,800	38,087
Telefonos de Mexico SA de CV	140,320	114,551
Telmex Internacional SAB de CV	142,820	90,671
Urbi Desarrollos Urbanos SA de CV *	17,600	26,731
Wal-Mart de Mexico SA de CV, Series V	72,365	214,596

		2,760,769
Netherlands - 1.64%
Aegon NV	34,800	214,042
Akzo Nobel NV	5,630	247,748
ASML Holding NV	10,565	229,157
Corio NV	1,222	59,565
Fugro NV	1,836	76,239
Heineken Holding NV	2,904	92,390
Heineken NV	6,005	223,110
ING Groep NV	46,127	464,273
Koninklijke (Royal) Philips Electronics NV	23,746	439,095
Koninklijke Ahold NV	28,689	329,664
Koninklijke Boskalis Westinster NV	1,791	40,613
Koninklijke DSM NV	3,888	121,819
Koninklijke KPN NV	41,935	577,688
Randstad Holdings NV *	2,698	74,891
Reed Elsevier NV	16,266	179,386
SBM Offshore NV	4,188	71,737
STMicroelectronics NV	14,150	106,151
TNT Post Group NV	9,131	177,849
Unilever NV (a)	39,943	963,972
Wolters Kluwer NV	6,895	120,649

		4,810,038

New Zealand - 0.08%
Auckland International Airport, Ltd.	35,021	36,325
Contact Energy, Ltd.	4,261	16,039
Fletcher Building, Ltd.	14,889	63,032
Sky City Entertainment Group, Ltd.	6,492	11,205
Telecom Corp. of New Zealand, Ltd.	54,757	96,210

		222,811

Norway - 0.44%
Den Norske Bank ASA *	20,201	154,669
Norsk Hydro ASA *	18,386	94,862
Orkla ASA (a)	20,354	148,279
Prosafe Production Public, Ltd. *	5,400	10,193
Renewable Energy Corp. AS *	6,686	52,277
StatoilHydro ASA	26,772	528,852
Telenor ASA *	20,791	160,503
Yara International ASA	4,812	134,757

		1,284,392

Peru - 0.20%
Compania de Minas Buenaventura SA	11,580	275,432
Credicorp SA	2,108	122,306
Credicorp, Ltd., ADR	180	10,476
Southern Peru Copper Corp.	8,121	165,100

		573,314

The accompanying notes are an integral part of the financial statements.

40

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Philippines - 0.09%
Ayala Corp.	2,356	$12,896
Ayala Land, Inc.	163,200	27,360
Banco De Oro	4,786	3,125
Bank of the Philippine Islands	40,320	35,098
Filinvest Land, Inc. *	98,991	1,412
Globe Telecommunications, Inc.	830	16,308
Jollibee Foods Corp.	10,900	11,094
Manila Electric Company	5,957	17,137
Metropolitan Bank & Trust Company	15,500	10,106
Philippine Long Distance Telephone Company	1,120	55,722
PNOC Energy Development Corp.	166,351	13,602
SM Investments Corp.	4,340	27,463
SM Prime Holdings, Ltd.	136,479	25,195

		256,518
Poland - 0.23%
Bank Handlowy w Warszawie SA	1,616	25,477
Bank Millennium SA *	8,639	7,958
Bank Pekao SA *	3,048	110,174
Bank Zachodni WBK SA *	639	18,149
Boryszew SA *	661	537
BRE Bank SA *	258	13,921
Computerland SA *	207	1,094
Cyfrowy Polsat SA	6,360	30,787
Debica SA	64	1,090
Getin Holding SA *	5,118	10,177
Globe Trade Centre SA *	3,523	24,519
Grupa Lotos SA *	722	4,601
ING Bank Slaski SA *	170	18,790
KGHM Polska Miedz SA	3,252	83,414
PBG SA *	272	20,162
Polish Oil & Gas Company	27,824	35,617
Polski Koncern Naftowy Orlen SA	8,578	71,281
Powszechna Kasa Oszczednosci Bank Polski SA	10,468	84,249
Softbank SA	1,934	33,215
Telekomunikacja Polska SA	14,172	68,679
TVN SA	4,829	15,263

		679,154
Portugal - 0.29%
Banco Comercial dos Acores SA (a)	64,836	65,858
Banco Espirito Santo SA	15,758	85,032
Brisa Auto Estrada, SA	8,423	60,632
Cimpor-Cimentos De Portugal SA (a)	8,513	62,115
EDP Renovaveis SA *	6,548	67,167
Electricidade de Portugal SA	44,470	174,484
Galp Energia SGPS SA	5,371	75,453
Jeronimo Martins, SGPS SA	7,896	53,907
Portugal Telecom, SGPS, SA	20,186	197,681

		842,329
Russia - 1.38%
Comstar United Telesystems, GDR *	9,720	41,796
Gazprom OAO, SADR	69,426	1,405,876
Gazprom OAO, SADR	1,840	37,494
JSC MMC Norilsk Nickel, ADR * (a)	24,213	222,760
Lukoil Oil Company, ADR	13,672	605,259
Mechel Steel Group, ADR	4,296	$35,872
Mobile Telesystems, SADR	4,899	180,920
NovaTek OAO, ADR	2,317	111,150
Novolipetsk Steel, ADR	2,328	47,724
Polyus Gold Company ZAO, SADR *	4,190	84,743
Rostelecom, ADR	2,023	64,149
Sberbank, GDR	2,635	591,031
Sibirtelecom, ADR	632	2,718
Sistema JSFC, Reg. S, GDR *	2,966	36,076
Surgutneftegaz, ADR (a)	19,790	137,540
Tatneft, ADR *	8,287	203,031
UralsvyAzinform, ADR	1,479	4,147
Vimpel-Communications, SADR *	9,835	115,758
VolgaTelecom, ADR	1,355	3,117
VTB Bank OJSC, GDR	25,800	57,351
Wimm-Bill-Dann Foods OJSC, ADR *	948	52,093

		4,040,605
Singapore - 0.96%
Ascendas, REIT *	35,395	38,746
Capitaland, Ltd.	63,587	161,497
CapitaMall Trust *	60,552	58,299
Chartered Semiconductor Manufacturing, Ltd. *	159	224
City Developments, Ltd.	12,715	75,055
ComfortDelGro Corp., Ltd.	55,269	48,797
Cosco Corp. Singapore, Ltd.	42,000	35,932
DBS Group Holdings, Ltd.	39,974	324,409
Fraser and Neave, Ltd.	30,200	101,143
Genting International PLC *	82,000	38,495
Golden Agri-Resources, Ltd.	179,560	46,975
Jardine Cycle and Carriage, Ltd.	4,924	65,177
Keppel Corp., Ltd.	32,810	155,771
Neptune Orient Lines, Ltd.	26,362	26,696
Olam International, Ltd.	41,700	69,724
Oversea-Chinese Banking Corp., Ltd.	62,127	285,691
SembCorp Industries, Ltd.	30,415	63,231
SembCorp Marine, Ltd.	13,706	25,256
Singapore Airlines, Ltd.	13,880	127,163
Singapore Exchange, Ltd.	22,601	110,418
Singapore Press Holdings, Ltd.	39,059	85,038
Singapore Technologies Engineering, Ltd.	39,202	66,169
Singapore Telecommunications, Ltd.	191,430	395,022
Suntec Real Estate Investment Trust *	191	113
United Overseas Bank, Ltd.	29,963	302,672
UOL Group, Ltd.	7,568	17,196
Wilmar International, Ltd.	25,000	86,401

		2,811,310
South Africa - 1.57%
ABSA Group, Ltd.	6,306	90,091
Adcock Ingram Holdings, Ltd.	4,907	27,129
African Bank Investments, Ltd.	27,463	99,079
African Rainbow Minerals, Ltd.	5,215	87,975
Anglo Platinum, Ltd.	1,493	105,862
AngloGold Ashanti, Ltd.	7,260	266,237
Aspen Pharmacare Holdings, Ltd. *	12,119	86,076
Aveng, Ltd.	19,240	87,244

The accompanying notes are an integral part of the financial statements.

41

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Bidvest Group, Ltd.	5,382	$67,524
Discovery Holdings, Ltd., ADR	9,036	30,327
FirstRand, Ltd.	59,334	108,403
Foschini, Ltd.	10,657	69,541
Gold Fields, Ltd.	16,000	193,134
Growthpoint Properties, Ltd.	26,899	45,419
Harmony Gold Mining Company, Ltd. *	7,113	73,581
Hulamin, Ltd.	107	156
Impala Platinum Holdings, Ltd.	11,959	264,857
Imperial Holdings, Ltd.	5,062	38,467
Investec, Ltd.	11,567	63,731
Kumba Iron Ore, Ltd.	3,542	83,278
Kumba Resources, Ltd.	6,196	60,940
Liberty Holdings, Ltd.	3,638	28,407
Massmart Holdings, Ltd.	3,626	37,737
Mittal Steel South Africa, Ltd.	3,365	41,755
MTN Group, Ltd.	36,037	553,717
Murray & Roberts Holdings, Ltd.	5,230	34,074
Naspers, Ltd.	8,488	223,706
Nedbank Group, Ltd.	3,976	50,685
Network Healthcare Holdings, Ltd. *	37,390	47,141
Northam Platinum, Ltd.	5,619	21,909
Pick’n Pay Stores, Ltd.	11,917	51,200
Pretoria Portland Cement Company, Ltd.	21,775	82,050
Remgro, Ltd.	8,783	84,486
Reunert, Ltd.	5,060	28,643
RMB Holdings, Ltd.	26,897	81,950
Sanlam, Ltd.	43,663	97,976
Sappi, Ltd.	17,308	50,877
Sasol, Ltd.	13,639	479,287
Shoprite Holdings, Ltd.	8,525	60,920
Standard Bank Group, Ltd.	25,553	294,393
Steinhoff International Holdings, Ltd. *	48,620	84,748
Super Group, Ltd. *	2,898	242
Telkom SA, Ltd. *	5,943	29,395
Tiger Brands, Ltd.	3,203	59,922
Truworths International, Ltd.	13,754	66,090
Woolworths Holdings, Ltd.	24,928	41,914

		4,582,275
South Korea - 2.47%
Amorepacific Corp.	144	77,203
Asiana Airlines *	814	2,358
Busan Bank	2,097	14,305
Cheil Industries, Inc.	840	30,165
CJ CheilJedang Corp.	410	47,864
Daegu Bank	3,940	35,981
Daelim Industrial Company, Ltd.	480	23,127
Daewoo Engineering & Construction Company, Ltd.	6,620	66,586
Daewoo International Corp.	2,550	54,877
Daewoo Securities Company, Ltd.	2,350	34,811
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	1,710	26,700
DC Chemical Company, Ltd.	240	40,200
Dongbu Insurance Company, Ltd.	990	20,225
Dongkuk Steel Mill Company, Ltd.	2,180	43,929
Doosan Corp.	370	$25,697
Doosan Heavy Industries and Construction Company, Ltd.	580	27,705
Doosan Infracore Company, Ltd.	4,030	44,460
GS Engineering & Construction Corp.	1,110	64,057
GS Holdings Corp.	1,880	43,887
Hana Financial Group, Inc.	4,870	103,888
Hanjin Heavy Industries & Construction Company, Ltd.	1,053	27,265
Hanjin Shipping Company, Ltd.	1,680	23,297
Hankook Tire Company, Ltd.	3,350	43,647
Hanwha Chemical Corp.	2,217	18,050
Hanwha Corp.	2,290	58,736
Hite Brewery Company, Ltd.	162	19,926
Hite Holdings Company, Ltd.	200	4,914
Honam Petrochemical Corp.	900	53,944
Hynix Semiconductor, Inc. *	11,990	127,744
Hyosung Corp.	390	28,501
Hyundai Department Store Company, Ltd.	800	56,092
Hyundai Development Company	1,140	35,899
Hyundai Engineering & Construction Company, Ltd.	990	41,288
Hyundai Heavy Industries Company, Ltd.	920	136,884
Hyundai Mipo Dockyard Company, Ltd.	570	56,332
Hyundai Mobis	1,540	134,264
Hyundai Motor Company, Ltd.	3,380	195,904
Hyundai Securities Company, Ltd.	2,435	26,486
Hyundai Steel Company	1,100	50,635
Industrial Bank of Korea *	8,670	73,908
Kangwon Land, Inc.	5,330	68,020
KB Financial Group, Inc., ADR *	2,382	79,344
KCC Corp.	240	70,771
Kia Motors Corp. *	3,510	34,513
Korea Electric Power Corp., ADR *	3,533	40,629
Korea Electric Power Corp. *	3,830	88,597
Korea Exchange Bank	4,620	35,674
Korea Express Company, Ltd. *	249	15,918
Korea Gas Corp.	1,230	45,448
Korea Investment Holdings Company, Ltd.	600	17,181
Korea Line Corp.	160	7,713
Korea Zinc Company, Ltd.	340	36,746
Korean Air Lines Company, Ltd. *	1,139	31,693
Korean Reinsurance Company, Ltd.	15	139
KT Corp., SADR	1,397	20,061
KT Corp.	4,483	129,202
KT&G Corp.	2,410	136,121
Kumho Industrial Company, Ltd.	540	6,022
LG Chem, Ltd.	988	107,738
LG Corp.	1,990	94,648
LG Dacom Corp.	2,450	33,839
LG Display Company, Ltd., ADR (a)	2,360	29,476
LG Display Company, Ltd.	3,760	93,805
LG Electronics, Inc.	2,070	189,117
LG Household & Health Care, Ltd.	310	52,512
LG Telecom, Ltd.	6,688	42,072
Lotte Confectionery Company, Ltd.	44	34,535
Lotte Shopping Company, Ltd.	380	77,910

The accompanying notes are an integral part of the financial statements.

42

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
LS Cable, Ltd.	870	$64,179
Mirae Asset Securities Company, Ltd.	875	47,398
NCSoft Corp.	380	54,446
NHN Corp. *	828	114,409
Pacific Corp.	20	1,836
POSCO	1,559	516,314
S1 Corp.	810	34,395
Samsung Card Company, Ltd.	1,490	52,358
Samsung Corp.	2,810	94,289
Samsung Digital Imaging Company, Ltd. *	452	17,774
Samsung Electro-Mechanics Company, Ltd.	1,160	55,383
Samsung Electronics Company, Ltd.	2,537	1,174,943
Samsung Engineering Company, Ltd.	600	39,696
Samsung Fire & Marine Insurance Company, Ltd.	820	120,674
Samsung Heavy Industries Company, Ltd.	3,350	75,941
Samsung SDI Company, Ltd.	660	53,350
Samsung Securities Company, Ltd.	990	52,405
Samsung Techwin Company, Ltd.	677	38,172
Shinhan Financial Group Company, Ltd. *	8,575	215,391
Shinsegae Company, Ltd.	303	119,876
SK Corp.	719	59,929
SK Energy Company, Ltd.	1,280	102,251
SK Networks Company, Ltd.	3,090	35,582
SK Telecom Company, Ltd., ADR	3,498	52,995
SK Telecom Company, Ltd.	470	64,167
S-Oil Corp.	850	37,846
STX Pan Ocean Company, Ltd.	3,650	33,576
STX Shipbuilding Company, Ltd.	1,300	16,321
Taewoong Company, Ltd.	440	30,940
Taihan Electric Wire Company, Ltd.	580	9,460
Tong Yang Investment Bank	6	61
Woongjin Coway Company, Ltd.	1,930	46,832
Woori Finance Holdings Company, Ltd. *	4,570	36,270
Woori Investment & Securities Company, Ltd.	2,910	34,035
Yuhan Corp.	319	46,778

		7,211,457
Spain - 3.01%
Abertis Infraestructuras SA	7,043	132,657
Acciona SA	749	92,071
Acerinox SA	3,881	71,827
ACS Actividades SA (a)	4,392	222,692
Banco Bilbao Vizcaya Argentaria SA	85,943	1,083,005
Banco de Sabadell SA	23,047	144,094
Banco de Valencia SA	2,611	25,341
Banco Popular Espanol SA	18,446	161,412
Banco Santander Central Hispano SA	192,500	2,323,085
Bankinter SA, ADR	6,779	80,173
Cintra Concesiones de Infraestructuras de Transporte SA	2,785	17,320
Corporacion Mapfre SA	14,532	47,300
Criteria Caixacorp SA	15,574	72,028
Enagas	3,245	63,873
Fomento de Construcciones SA	432	17,743
Gamesa Corporacion Tecnologica SA	4,854	92,152
Gas Natural SDG SA (a)	5,781	105,294
Gestevision Telecinco SA	416	$3,902
Grifols SA	1,776	31,411
Grupo Ferrovial SA	696	22,398
Iberdrola Renovables SA *	21,843	99,965
Iberdrola SA (a)	84,910	690,546
Iberia Lineas Aereas de Espana SA *	6,193	13,154
Indra Sistemas SA	1,823	39,495
Industria de Diseno Textil SA	5,177	248,793
Red Electrica De Espana	2,815	127,362
Repsol YPF SA	17,051	382,363
Sacyr Vallehermoso SA	1,013	14,044
Telefonica SA	101,692	2,305,865
Zardoya Otis SA	3,677	76,854
Zardoya Otis SA *	93	1,941
Zeltia SA *	175	1,246

		8,811,406
Sweden - 1.48%
Alfa Laval AB (a)	4,804	45,981
Assa Abloy AB, Series B	8,099	112,890
Atlas Copco AB, Series A, ADR	16,641	166,867
Atlas Copco AB, Series B, ADR	10,222	92,551
Electrolux AB, Series B *	6,379	89,417
Ericsson (LM), Series B	66,490	650,356
Getinge AB, Series B (a)	2,912	38,185
Hennes & Mauritz AB, B shares	11,732	586,501
Holmen AB, Series B	371	8,105
Husqvarna AB, B Shares *	6,017	33,041
Investor AB, B shares	11,200	173,236
Loomis AB	1,539	15,337
Lundin Petroleum AB, Series A *	2,236	17,393
Nordea Bank AB	75,768	601,170
Sandvik AB (a)	24,537	182,822
Scania AB, Series B	4,952	49,286
Securitas AB, Series B (a)	3,499	29,781
Skandinaviska Enskilda Banken AB, Series A *	37,894	166,559
Skanska AB, Series B	9,559	106,904
SKF AB, B Shares	9,852	121,777
SSAB Svenskt Stal AB, Series A (a)	2,022	23,539
SSAB Svenskt Stal AB, Series B	1,192	12,833
Svenska Cellulosa AB, B Shares	14,076	148,127
Svenska Handelsbanken AB, Series A	11,139	210,482
Swedbank AB, A shares	5,000	29,111
Swedish Match AB	6,653	108,145
Tele2 AB, Series B	3,680	37,277
Teliasonera AB	52,543	276,387
Volvo AB, Series A	5,103	31,563
Volvo AB, Series B (a)	26,820	166,195

		4,331,818
Switzerland - 5.36%
ABB, Ltd. *	58,192	915,971
Actelion, Ltd. *	2,619	137,339
Adecco SA	3,079	128,581
Aryzta AG *	2,257	72,600
Baloise Holding AG	1,305	96,875
BKW FMB Energie AG	376	27,783

The accompanying notes are an integral part of the financial statements

43

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Compagnie Financiere Richemont SA	13,806	$287,658
Credit Suisse Group AG	29,765	1,358,762
Geberit AG, ADR	1,083	133,476
Givaudan AG	201	123,128
Holcim, Ltd. *	5,302	302,018
Julius Baer Holding AG	5,595	218,149
Kuehne & Nagel International AG	1,411	110,764
Lindt & Spruengli AG-PC	25	46,789
Lindt & Spruengli AG-REG	3	66,302
Logitech International SA *	4,213	58,673
Lonza Group AG (a)	1,192	118,383
Nestle SA	86,560	3,266,874
Nobel Biocare Holding AG, Series BR	2,901	63,596
Novartis AG	55,936	2,272,594
Pargesa Holding SA, ADR	791	49,356
Phonak Holding AG	1,149	93,508
Roche Holdings AG - Genusschein	16,714	2,273,919
Schindler Holding AG	1,382	85,889
Schindler Holding AG	494	30,629
Societe Generale de Surveillance Holdings AG	116	144,044
Straumann Holding AG	186	33,940
Swatch Group AG, BR shares	787	126,551
Swatch Group AG (a)	1,185	38,855
Swiss Life Holding *	864	75,003
Swiss Re	9,134	302,202
Swisscom AG	614	188,590
Syngenta AG	2,563	595,166
Synthes AG	1,516	146,750
UBS AG *	77,566	949,000
Unaxis Holding AG *	694	38,983
Zurich Financial Services AG	3,865	684,143

		15,662,843
Taiwan - 1.91%
Acer Sertek, Inc.	52,843	91,476
Advanced Semiconductor Engineering, Inc.	82,940	48,529
Advantech Company, Ltd.	6,614	9,350
Asia Cement Corp.	31,792	33,771
Asia Optical Company, Inc.	79	136
Asustek Computer, Inc.	81,550	105,387
AU Optronics Corp.	159,056	154,285
BenQ Corp.	33,048	12,227
Catcher Technology Company, Ltd.	7,440	17,651
Cathay Financial Holdings Company, Ltd.	128,350	188,560
Chang Hwa Commercial Bank, Ltd.	68,000	29,587
Cheng Shin Rubber Industry Company, Ltd.	11,457	17,806
Cheng Uei Precision Industry Company, Ltd.	6,615	10,544
Chi Mei Optoelectronics Corp.	102,648	53,798
China Airlines, Ltd. *	30,895	7,618
China Development Financial Holdings Corp.	172,989	41,026
China Motor Company, Ltd.	65	32
China Steel Corp.	207,131	177,367
Chinatrust Finance Holding Company, Ltd.	174,799	104,721
Chunghwa Picture Tubes, Ltd.	164,000	21,362
Chunghwa Telecom Company, Ltd. *	105,186	209,755
CMC Magnetics Corp. *	18,000	3,873
Compal Communications, Inc.	5,512	4,512
Compal Electronics, Inc.	77,832	$62,912
Delta Electronics, Inc.	31,698	71,741
D-Link Corp.	317	256
E.Sun Financial Holding Company, Ltd.	38,160	12,729
Epistar Corp.	10,064	27,094
Eternal Chemical Company, Ltd.	13,552	9,624
EVA Airways Corp. *	30,000	8,029
Evergreen Marine Corp.	25,000	12,500
Everlight Electronics Company, Ltd.	6,119	15,556
Far Eastern Department Stores Company, Ltd.	16,800	16,420
Far Eastern Textile, Ltd.	55,390	63,858
Far EasTone Telecommunications Company, Ltd.	16,159	18,906
First Financial Holding Company, Ltd.	84,707	50,306
Formosa Chemicals & Fibre Corp. *	58,000	87,005
Formosa Petrochemical Corp. *	24,000	57,307
Formosa Plastic Corp.	88,000	156,478
Formosa Taffeta Company, Ltd.	18,000	12,248
Foxconn Technology Company, Ltd.	11,385	31,584
Fubon Group Company, Ltd.	96,000	89,233
Fuhwa Financial Holdings Company, Ltd.	150,130	100,444
HannStar Display Corp.	105,031	21,144
High Tech Computer Corp.	13,820	194,329
Hon Hai Precision Industry Company, Ltd.	175,590	540,498
Hua Nan Financial Holdings Company, Ltd.	54,760	32,698
InnoLux Display Corp.	36,840	44,871
Inotera Memories, Inc. *	380	163
Inventec Appliances Corp.	775	762
Inventec Company, Ltd.	20,485	11,788
KGI Securities Company, Ltd.	30,000	13,605
Kinsus Interconnect Technology Corp.	1,035	1,714
Largan Precision Company, Ltd.	1,121	11,803
Lite-On Technology Corp.	46,040	39,799
Macronix International Company, Ltd.	45,858	20,743
MediaTek, Inc.	20,260	241,000
Mega Financial Holding Company, Ltd.	171,000	78,281
Mitac International	25,814	10,262
Mosel Vitelic, Inc. *	690	151
Motech Industries, Inc.	3,598	13,995
Nan Ya Plastics Corp.	108,000	139,718
Nan Ya Printed Circuit Board Corp.	1,132	3,042
Nanya Technology Corp. *	54,587	8,498
Novatek Microelectronics Corp., Ltd.	7,325	17,407
Pan-International Industrial Company, Ltd.	300	338
Polaris Securities Company, Ltd.	29,282	14,672
Pou Chen Corp.	34,213	20,865
Powerchip Semiconductor Corp. *	177,963	15,059
Powertech Technology, Inc.	11,385	23,651
President Chain Store Corp.	11,000	28,155
Quanta Computer, Inc.	39,378	63,735
Realtek Semiconductor Corp.	5,710	10,570
Richtek Technology Corp.	2,200	13,781
Shin Kong Financial Holding Company, Ltd.	85,530	35,472
Siliconware Precision Industries Company	63,855	73,511
Sino-American Silicon Products, Inc.	4,349	11,777
SinoPac Holdings Company, Ltd.	138,000	48,003

The accompanying notes are an integral part of the financial statements.

44

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Synnex Technology International Corp.	19,635	$31,868
Taishin Financial Holdings Company, Ltd.	58,000	21,574
Taiwan Cellular Corp.	35,842	61,141
Taiwan Cement Corp.	55,397	52,759
Taiwan Cooperative Bank	35,650	20,449
Taiwan Fertilizer Company, Ltd.	13,000	38,413
Taiwan Glass Industrial Corp.	18,938	12,468
Taiwan Secom Company, Ltd.	6,000	9,252
Taiwan Semiconductor Manufacturing Company, Ltd.	555,450	922,678
Tatung Company, Ltd. *	51,000	12,521
Teco Electric & Machinery Company, Ltd.	40,000	15,895
Transcend Information, Inc.	6,297	15,864
Tripod Technology Corp.	3,667	6,118
Tung Ho Steel Enterprise Corp.	16,000	15,191
U-Ming Marine Transport Corp.	10,000	19,441
Unimicron Technology Corp.	20,604	15,739
Uni-President Enterprises Corp.	60,345	61,954
United Microelectronics Corp.	276,313	92,015
Vanguard International Semiconductor Corp.	126	50
Wafer Works Corp.	120	223
Walsin Lihwa Corp.	28,000	8,909
Wan Hai Lines, Ltd.	26,250	12,203
Wistron Corp.	27,799	45,879
Ya Hsin Industrial Company, Ltd. * (e)	22,000	0
Yang Ming Marine Transport Corp.	31,044	11,065
Yulon Motor Company, Ltd.	17,510	16,568
Zinwell Corp.	904	1,453

		5,575,153
Thailand - 0.28%
Advanced Info Service PCL	16,600	44,094
Bangkok Bank PCL, Foreign Shares	18,300	59,704
Bangkok Bank PCL	6,300	6,560
Bank of Ayudhya PCL, Foreign Shares	99,000	42,060
Banpu PCL	4,100	40,424
BEC World PCL	25,900	15,888
C.P. Seven Eleven PCL	56,395	20,194
Electricity Generating PCL, Foreign Shares	800	1,758
Glow Energy PCL	13,200	13,173
IRPC PCL	214,900	20,437
Kasikornbank PCL - Foreign Shares	22,800	48,070
Krung Thai Bank PCL	79,500	20,418
Land & Houses PCL, Foreign Shares	58,600	9,267
PTT Aromatics & Refining PCL	29,486	15,665
PTT Chemical PCL	7,797	11,958
PTT Exploration & Production PCL	24,200	94,825
PTT PCL - Foreign Shares	18,200	125,001
Ratchaburi Electricity Generating Holding PCL	8,400	9,369
Siam Cement PCL - Foreign Shares	11,700	54,974
Siam City Cement PCL	1,800	8,876
Siam Commercial Bank PCL	25,500	54,825
Thai Oil PCL	33,400	34,802
TMB Bank PCL *	501,358	12,655
Total Access Communication PCL	31,700	28,580
Total Access Communication PCL	38,900	37,678

		831,255
Turkey - 0.28%
Adana Cimento Sanayii Turk Anonim Sirketi,Class A	526	$1,342
Akbank AS	18,545	82,416
Akcansa Cimento AS	635	1,426
Aksigorta AS	3,270	8,517
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,968	62,616
Asya Katilim Bankasi AS *	1,627	2,247
BIM Birlesik Magazalar AS	1,590	55,647
Coca-Cola Icecek AS	5,020	28,561
Dogan Sirketler Grubu Holdings AS *	26,757	19,401
Enka Insaat ve Sanayi AS	12,615	39,387
Eregli Demir ve Celik Fabrikalari TAS *	9,909	28,367
HACI Omer Sabanci Holdings, AS	14,710	39,434
Is Gayrimenkul Yatirim Ortakligi AS	2,702	1,875
KOC Holdings AS *	14,973	25,809
Petkim Petrokimya Holding AS *	2,188	9,183
Tekfen Holding AS *	7,133	16,308
Tupras Turkiye Petrol Rafine AS	2,088	25,334
Turk Sise ve Cam Fabrikalari AS *	9,704	7,894
Turk Telekomunikasyon AS	9,035	28,222
Turkcell Iletisim Hizmetleri AS	13,561	75,116
Turkiye Garanti Bankasi AS *	44,592	119,964
Turkiye Halk Bankasi AS	9,317	36,556
Turkiye Is Bankasi AS	21,726	63,562
Turkiye Vakiflar Bankasi Tao *	22,351	33,539
Yapi ve Kredi Bankasi AS *	13,970	20,535

		833,258
United Kingdom - 13.95%
3i Group PLC	28,505	114,050
Admiral Group PLC	2,384	34,229
AMEC PLC	9,092	97,892
Anglo American PLC	30,197	881,171
Antofagasta PLC	5,479	53,205
Associated British Foods PLC	9,452	118,718
AstraZeneca Group PLC	34,101	1,501,719
Astro All Asia Networks PLC, GDR	12,500	11,484
Autonomy Corp. PLC *	5,639	133,614
Aviva PLC	61,989	350,296
BAE Systems PLC	80,849	451,302
Barclays PLC	233,403	1,087,128
Berkeley Group Holdings PLC *	1,248	16,556
BG Group PLC	79,083	1,328,748
BHP Billiton PLC	52,040	1,175,481
BICC PLC	8,851	45,059
BP PLC	449,095	3,553,758
British Airways PLC *	10,101	20,803
British American Tobacco PLC	48,090	1,328,505
British Land Company PLC (a)	13,922	87,803
British Sky Broadcasting Group PLC	27,208	204,107
BT Group PLC	181,279	303,479
Bunzl PLC	6,059	50,190
Burberry Group PLC	6,045	42,196
Cable & Wireless PLC	61,515	135,007
Cadbury PLC	32,851	280,625
Cairn Energy PLC *	3,354	129,574
Capita Group PLC	14,886	175,495

The accompanying notes are an integral part of the financial statements.

45

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Carnival PLC	4,350	$115,428
Carphone Warehouse Group PLC	5,890	15,422
Cattles PLC	255	29
Centrica PLC	116,907	429,599
Cobham PLC	17,686	50,445
Compass Group PLC	43,677	246,119
Diageo PLC	59,191	850,037
Drax Group PLC	9,361	67,755
Eurasian Natural Resources Corp.	3,860	41,752
FirstGroup PLC	6,232	36,797
Fresnillo PLC	4,319	37,254
Friends Provident Group PLC *	43,350	46,982
G4S PLC	33,582	115,484
GKN PLC	16,950	35,048
GlaxoSmithKline PLC	121,951	2,147,504
Hammerson PLC	15,148	76,771
Home Retail Group PLC	14,560	62,446
HSBC Holdings PLC	412,386	3,423,471
ICAP PLC	8,381	62,404
Imperial Tobacco Group PLC	23,168	602,582
Intercontinental Hotels Group PLC	5,311	54,598
International Personal Finance PLC	84	101
International Power PLC	36,664	143,947
Invensys PLC	13,036	48,053
Investec PLC	5,275	28,470
J Sainsbury PLC	26,697	137,832
Johnson Matthey PLC	5,977	113,489
Kazakhmys PLC	2,721	28,364
Kingfisher PLC	60,370	176,979
Ladbrokes PLC	8,134	24,776
Land Securities Group PLC	19,158	149,048
Legal & General Group PLC	147,161	137,526
Liberty International PLC	5,006	32,864
Lloyds TSB Group PLC	473,599	545,041
London Stock Exchange Group PLC	2,110	24,451
Lonmin PLC, ADR	3,285	63,632
Man Group PLC, ADR	30,604	140,468
Marks & Spencer Group PLC	34,711	175,190
National Express Group PLC	3,116	15,913
National Grid PLC	53,685	484,188
Next Group PLC	5,027	121,823
Old Mutual PLC	131,710	175,386
Pearson PLC	19,306	193,921
Pharmstandard *	4,240	64,024
Prudential PLC	61,748	420,156
Randgold Resources, Ltd.	1,788	114,962
Reckitt Benckiser PLC	14,174	645,967
Reed Elsevier PLC	26,202	195,369
Rexam PLC	9,660	45,346
Rio Tinto PLC *	11,597	391,127
Rio Tinto PLC	22,091	769,057
Rolls-Royce Group PLC *	43,490	259,312
Royal & Sun Alliance PLC	84,591	167,853
Royal Bank of Scotland Group PLC *	446,366	283,855
Royal Dutch Shell PLC, A Shares	83,310	2,086,431
Royal Dutch Shell PLC, B Shares	63,426	1,601,276
SABMiller PLC	20,945	$426,383
Schroders PLC	1,369	18,531
Scottish & Southern Energy PLC	19,635	368,639
Segro PLC, REIT	101,138	40,502
Serco Group PLC	6,952	48,300
Severn Trent PLC	5,976	107,789
Shire, Ltd.	13,302	183,464
Smith & Nephew PLC	21,225	157,357
Smiths Group PLC	9,579	110,857
Standard Chartered PLC	45,864	863,830
Standard Life PLC	56,522	173,076
Tesco PLC	189,690	1,105,630
The Sage Group PLC	34,966	102,690
Thomas Cook Group PLC	6,975	23,655
Thomson Reuters PLC	3,213	91,677
Tomkins PLC	16,142	39,446
TUI Travel PLC	6,959	26,607
Tullow Oil PLC	18,743	289,977
Unilever PLC	30,519	716,154
United Utilities Group PLC	16,697	136,758
Vedanta Resources PLC (a)	3,686	78,458
Vodafone Group PLC	1,232,865	2,383,095
Whitbread PLC	3,422	46,060
William Morrison Supermarket PLC	58,989	229,856
Wolseley PLC *	7,331	140,151
WPP PLC, SADR	26,936	179,154
Xstrata PLC	42,103	464,351

		40,788,765
United States - 0.08%
HDFC Bank Ltd	2,145	221,214
Southern Copper Corp.	924	18,886

		240,100

TOTAL COMMON STOCKS (Cost $306,080,857)		$269,162,475

PREFERRED STOCKS - 2.08%
Brazil - 1.79%
AES Tiete SA (i)	3,400	35,397
Aracruz Celulose SA *	27,700	41,137
Banco Bradesco SA (i)	35,150	519,851
Banco do Estado do Rio Grande do Sul (i)	10,916	44,009
Banco Itau Holding Financeira SA (i)	44,230	701,992
Bradespar SA (i)	4,600	60,097
Brasil Telecom Participacoes SA (i)	4,700	36,722
Brasil Telecom SA (i)	5,929	39,486
Braskem SA, A Shares (i)	4,100	15,023
Centrais Eletricas Brasileiras SA (i)	7,200	93,697
Cia de Gas de Sao Paulo, A Shares (i)	600	10,671
Cia de Gas de Sao Paulo (i)	9	160
Cia de Transmissao de Energia Eletrica Paulista (i)	1,600	39,267
Cia Energetica de Minas Gerais (i)	8,572	115,270
Cia Energetica de Sao Paulo (i)	2,583	25,823
Cia Paranaense de Energia (i)	1,700	23,685
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (i)	2,523	48,928

The accompanying notes are an integral part of the financial statements.

46

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Companhia de Bebidas das Americas (i)	3,311	$215,270
Companhia Vale do Rio Doce (i)	49,900	760,151
Eletropaulo Metropolitana de Sao Paulo SA (i)	4,286	75,965
Fertilizantes Fosfatados SA (i)	6,500	49,592
Gerdau SA (i)	17,000	177,852
Investimentos Itau SA (i)	52,223	232,398
Klabin SA (i)	16,000	24,414
Lojas Americanas SA (i)	5,800	27,172
Metalurgica Gerdau SA (i)	5,500	72,416
Net Servicos de Comunicacao SA *	3,198	31,009
Petroleo Brasileiro SA (i)	74,100	1,227,122
Tele Norte Leste Participacoes SA (i)	7,300	116,606
Telemar Norte Leste SA, Series A (i)	1,600	44,501
Telemig Celular Participacoes SA (i)	525	13,257
Tim Participacoes SA (i)	23,851	42,359
Usinas Siderurgicas de Minas Gerais SA,Series A (i)	7,575	160,855
Vivo Participacoes SA (i)	2,542	48,414
Votorantim Celulose e Papel SA (i)	4,900	52,613

		5,223,181
Germany - 0.20%
Bayerische Motoren Werke (BMW) AG (i)	1,201	28,938
Henkel AG & Company KGaA (i)	4,443	138,819
Porsche Automobil Holding SE (i)	2,289	153,822
RWE AG (i)	1,090	72,628
Volkswagen AG (i)	2,594	181,499

		575,706
Malaysia - 0.00%
Malaysian Airline System BHD	2,300	497
Russia - 0.02%
Surgutneftegaz SADR (i)	21,410	64,230
South Korea - 0.07%
Hyundai Motor Company, Ltd. (i)	2,360	55,668
LG Electronics, Inc. (i)	780	32,837
Samsung Electronics Company, Ltd. (i)	440	134,127

		222,632

TOTAL PREFERRED STOCKS (Cost $5,138,462)		$6,086,246

WARRANTS - 0.00%
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT (Expiration Date 07/10/2009, Strike Price: IDR 400.00) *	33,314	800
Italy - 0.00%
UBI Banca SCPA (Expiration Date 06/30/2011, Strike Price: EUR 12.30) *	22,878	1,765
Malaysia - 0.00%
IJM Land Berhad (Expiration Date 09/11/2013, Strike Price: MYR 1.35) *	1,395	224

TOTAL WARRANTS (Cost $316)		$2,789

RIGHTS - 0.01%
Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	60,690	$0
Brazil - 0.00%
Cia de Transmissao de Energia Eletrica Paulista (Expiration Date 07/17/2009,Strike Price: BRL 45.97) *	16	12
France - 0.00%
Casino Guichard-Perrachon SA (Expiration Date 07/10/2009, Strike Price: EUR 47.25) *	856	3,302
Pernod-Ricard SA (Strike Price: EUR 24.73) *	7	35

		3,337
Hong Kong - 0.00%
China Resources Power Holdings Company,Ltd. (Expiration Date 07/10/2009, Strike Price: HKD 14.00) *	2,878	1,203
Italy - 0.00%
Unione di Banche Italiane SCPA (Expiration Date 07/03/2009, Strike Price: EUR 12.75) *	14,795	1,011
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date 01/29/2010, Strike Price: JPY 1.00) *	6,534	1,360
Norway - 0.00%
Renewable Energy Corp. AS (Expiration Date 07/13/2009, Strike Price: NOK 26.50) *	2,305	2,892
Singapore - 0.01%
Golden Agri-Resources, Ltd. (Expiration Date 07/16/2009, Strike Price: SGD 0.18) *	30,525	4,215
Neptune Orient Lines, Ltd. (Expiration Date 07/08/2009, Strike Price SGD 1.30) *	19,771	2,457

		6,672

TOTAL RIGHTS (Cost $20,267)		$16,487

SHORT TERM INVESTMENTS - 4.89%
AIM Short-Term Investment Trust,STIC Prime Portfolio,Institutional Class	$6,470,662	$6,470,662
Federated Prime Obligations Fund	28,148	28,143
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	779,799	7,806,411

TOTAL SHORT TERM INVESTMENTS (Cost $14,298,284)		$14,305,216

Total Investments (International Equity Index Trust B) (Cost $325,538,186) - 99.06%		$289,573,213
Other assets and liabilities, net - 0.94%		2,745,909

TOTAL NET ASSETS - 100.00%		$292,319,122

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Banking	12.72%
International Oil	5.52%
Telecommunications Equipment & Services	4.97%
Financial Services	4.16%
Insurance	4.06%

The accompanying notes are an integral part of the financial statements.

47

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.04%
Australia - 7.26%
AGL Energy, Ltd.	64,885	$699,722
Alumina, Ltd.	360,937	414,278
Amcor, Ltd.	121,562	488,076
AMP, Ltd.	289,838	1,135,670
Aristocrat Leisure, Ltd.	56,660	172,185
Arrow Energy NL *	81,915	233,099
Australia and New Zealand Banking Group, Ltd.	339,115	4,482,985
Australian Stock Exchange, Ltd.	24,897	739,692
Axa Asia Pacific Holdings, Ltd.	149,327	467,083
Bendigo Bank, Ltd.	42,710	238,878
BHP Billiton, Ltd.	488,095	13,377,422
Billabong International, Ltd.	28,859	202,804
Bluescope Steel, Ltd.	263,627	533,231
Boral, Ltd.	85,190	277,504
Brambles, Ltd.	201,428	963,631
Caltex Australia, Ltd.	19,634	218,143
CFS Gandel Retail Trust	250,944	331,771
Coca-Cola Amatil, Ltd.	80,264	556,023
Cochlear, Ltd.	8,151	378,622
Commonwealth Bank of Australia, Ltd.	213,965	6,690,061
Computershare, Ltd.	64,650	468,470
Crown, Ltd.	68,243	397,671
CSL, Ltd.	87,701	2,266,711
CSR, Ltd.	188,728	257,001
Dexus Property Group, REIT	653,190	391,585
Energy Resources of Australia, Ltd.	9,710	182,235
Fortescue Metals Group, Ltd. *	179,548	544,420
Foster’s Group, Ltd.	279,583	1,158,801
General Property Trust, Ltd.	1,299,431	507,186
Goodman Fielder, Ltd.	183,068	191,748
Harvey Norman Holding, Ltd.	77,250	204,653
Incitec Pivot, Ltd.	232,447	442,323
James Hardie Industries, Ltd. *	62,970	211,719
John Fairfax Holdings, Ltd.	318,142	311,422
Leighton Holdings, Ltd.	21,668	407,965
Lend Lease Corp.	62,708	353,242
Lion Nathan, Ltd.	42,734	399,812
Macquarie Airports, Ltd.	99,982	182,618
Macquarie Group, Ltd.	44,134	1,386,229
Macquarie Infrastructure Group	349,604	401,509
Metcash, Ltd.	111,242	385,236
Mirvac Group, Ltd.	347,252	299,280
National Australia Bank, Ltd.	278,824	5,019,972
Newcrest Mining, Ltd.	70,044	1,716,372
NRMA Insurance Group, Ltd.	296,447	831,384
Nufarm, Ltd.	24,964	183,695
OneSteel, Ltd.	200,061	412,687
Orica, Ltd.	52,240	909,422
Origin Energy, Ltd.	127,034	1,494,804
Oxiana, Ltd.	453,955	336,284
Paladin Resources, Ltd. *	81,433	320,636
Perpetual Trust of Australia, Ltd.	5,557	127,247
Qantas Airways, Ltd.	158,198	255,199
QBE Insurance Group, Ltd.	144,310	2,302,584
Rio Tinto, Ltd.	63,375	2,652,385
Santos, Ltd.	119,125	$1,399,423
Sims Group, Ltd.	21,160	440,550
Sonic Healthcare, Ltd.	53,032	525,021
SP Ausnet	192,741	119,258
Stockland Company, Ltd.	331,953	851,171
Suncorp-Metway, Ltd.	189,457	1,017,301
TABCORP Holdings, Ltd.	85,040	489,374
Tattersall’s, Ltd.	174,827	358,613
Telstra Corp., Ltd.	639,808	1,745,759
Toll Holdings, Ltd.	95,523	473,920
Transurban Group, Ltd. *	167,894	559,136
Wesfarmers, Ltd., Price Protected Shares	22,100	417,104
Wesfarmers, Ltd.	147,255	2,680,582
Westfield Group	293,322	2,671,707
Westpac Banking Corp., Ltd.	423,192	6,855,017
Woodside Petroleum, Ltd.	71,117	2,464,312
Woolworths, Ltd.	178,246	3,769,080
WorleyParsons, Ltd.	23,779	453,037

		87,805,752
Austria - 0.31%
Erste Bank der Oesterreichischen
Sparkassen AG	25,358	688,974
Oesterreichische Elektrizitaets AG, Class A	11,206	571,592
OMV AG	21,815	817,810
Raiffeisen International Bank Holding AG	7,873	273,411
Telekom Austria AG	46,830	732,720
Voestalpine AG	16,757	459,746
Wiener Staedtische Allgemeine Versicherung AG	5,420	235,573

		3,779,826
Belgium - 0.92%
Anheuser-Busch InBev NV	104,872	3,796,632
Belgacom SA	22,123	707,250
Colruyt SA	2,187	499,088
Compagnie Nationale A Portefeuille, ADR	4,895	236,646
Delhaize Group	14,628	1,029,916
Dexia SA *	76,898	583,131
Fortis Group SA *	324,915	1,107,770
Groupe Bruxelles Lambert SA	11,734	859,328
KBC Bancassurance Holding NV *	23,245	424,046
Mobistar SA	4,364	269,372
Solvay SA	8,623	727,529
UCB SA	14,668	470,198
Umicore	16,580	377,641

		11,088,547
Bermuda - 0.06%
Chinese Estates Holdings, Ltd.	93,304	169,597
SeaDrill, Ltd., GDR	40,701	584,829

		754,426
China - 0.02%
Foxconn International Holdings, Ltd. *	308,000	204,834
Denmark - 0.92%
A P Moller Maersk AS, Series A	80	469,939
A P Moller Maersk AS	160	960,759

The accompanying notes are an integral part of the financial statements.

48

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Carlsberg AS, B Shares	15,550	$999,523
Coloplast AS	3,391	233,640
Danske Bank AS *	66,010	1,139,416
DSV AS, ADR *	26,289	326,504
H. Lundbeck AS	8,548	162,830
Novo Nordisk AS	65,095	3,538,046
Novozymes AS, B Shares	6,721	546,271
Topdanmark AS *	2,086	243,786
TrygVesta AS	3,462	204,247
Vestas Wind Systems AS *	29,575	2,126,083
William Demant Holdings AS *	3,453	178,722

		11,129,766
Finland - 1.28%
Elisa Oyj, Class A	19,326	318,589
Fortum Corp. Oyj	64,558	1,472,544
Kesko Oyj	9,658	256,029
Kone Corp. Oyj	22,330	685,791
Metra Oyj, B Shares (a)	12,154	392,605
Metso Oyj	18,518	346,864
Neste Oil Oyj	18,643	259,545
Nokia AB Oyj	552,777	8,067,042
Nokian Renkaat Oyj (a)	15,430	290,929
Orion Oyj, Series B	12,987	203,762
Outokumpu Oyj	17,081	295,832
Pohjola Bank PLC	20,056	160,407
Rautaruukki Oyj	12,296	245,906
Sampo Oyj, A Shares	61,102	1,153,021
Sanoma WSOY Oyj (a)	11,699	181,967
Stora Enso Oyj, Series R *	84,624	446,570
UPM-Kymmene Oyj	75,622	659,073

		15,436,476
France - 9.87%
Accor SA	20,787	826,604
Aeroports de Paris	4,318	316,878
Air France KLM	19,648	251,897
Air Liquide	36,054	3,301,486
Alcatel-Lucent *	337,049	849,298
Alstom SA (a)	29,223	1,729,604
Atos Origin SA *	6,590	223,741
AXA Group SA	227,879	4,308,127
BioMerieux SA	2,008	176,124
BNP Paribas SA	121,646	7,894,076
Bouygues SA	32,408	1,218,705
Bureau Veritas SA	7,107	350,568
Cap Gemini SA	21,211	783,453
Carrefour SA	92,266	3,946,899
Casino Guichard-Perrachon SA	8,019	541,649
Christian Dior SA	9,250	691,740
Cie Generale de Geophysique-Veritas *	20,810	375,678
CNP Assurances SA	5,401	515,671
Compagnie de Saint-Gobain SA	53,652	1,793,929
Compagnie Generale des Etablissements Michelin, Class B (a)	21,088	1,205,265
Credit Agricole SA (a)	129,516	1,622,182
Dassault Systemes SA	9,520	420,949
Eiffage SA	5,994	$349,772
Electricite de France	34,451	1,679,967
Eramet	763	200,219
Essilor International SA	29,156	1,391,853
Eurazeo	4,021	167,607
European Aeronautic Defence &Space Company (a)	59,248	960,152
Eutelsat Communications *	14,375	371,358
Fonciere Des Regions	3,387	254,847
France Telecom SA	266,155	6,047,098
GDF Suez	175,469	6,555,122
Gecina SA	2,725	168,603
Groupe DANONE	79,982	3,955,422
Hermes International SA (a)	7,675	1,068,286
ICADE	2,862	235,372
Iliad SA	2,366	229,818
Imerys SA * (a)	4,931	207,228
Ipsen SA	3,668	160,356
JC Decaux SA *	9,641	153,439
Klepierre SA (a)	13,232	341,307
Lafarge SA *	29,024	1,970,645
Lagardere SCA	17,165	571,324
Legrand SA, ADR	15,289	334,020
L’Oreal SA	34,814	2,606,469
LVMH Moet Hennessy SA	35,627	2,726,925
M6-Metropole Television	9,377	177,673
Natixis *	126,884	245,535
Neopost SA	4,531	407,446
PagesJaunes Groupe SA (a)	18,367	178,824
Pernod-Ricard SA	28,191	1,779,761
PPR SA (a)	11,043	903,598
PSA Peugeot Citroen SA *	22,125	583,598
Publicis Groupe SA (a)	17,105	522,253
Renault Regie Nationale SA *	26,936	994,396
Safran SA (a)	27,293	360,867
Sanofi-Aventis SA	153,060	9,001,640
Schneider Electric SA	33,952	2,596,637
SCOR SE	24,103	495,004
Societe BIC SA (a)	3,882	222,959
Societe Des Autoroutes Paris-Rhin-Rhone	3,288	223,925
Societe Generale	67,789	3,698,530
Societe Television Francaise 1	17,070	192,027
Sodexho Alliance	13,712	705,293
Suez Environnement SA	39,171	686,915
Technip SA	15,089	741,700
Thales SA	13,005	581,980
Total SA	310,452	16,814,748
Unibail-Rodamco SE, REIT	11,845	1,768,823
Vallourec SA (a)	7,823	951,089
Veolia Environnement SA	54,979	1,624,240
Vinci SA (a)	61,447	2,757,752
Vivendi SA	170,190	4,076,781

		119,345,726
Germany - 7.48%
Adidas-Salomon AG (a)	28,144	1,072,393
Allianz SE	65,890	6,092,960

The accompanying notes are an integral part of the financial statements.

49

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
BASF SE	134,256	$5,354,987
Bayer AG	111,163	5,969,012
Bayerische Motoren Werke (BMW) AG	48,154	1,818,636
Beiersdorf AG	12,828	604,714
Celesio AG	12,369	284,300
Commerzbank AG *	103,086	640,947
Daimler AG	131,159	4,745,587
Deutsche Bank AG	81,266	4,945,270
Deutsche Boerse AG	28,360	2,204,246
Deutsche Lufthansa AG	33,301	418,606
Deutsche Post AG	123,057	1,608,387
Deutsche Postbank AG *	12,729	324,560
Deutsche Telekom AG	412,293	4,872,702
E.ON AG	276,466	9,812,979
Fraport AG, ADR (a)	5,336	228,761
Fresenius AG	4,101	192,429
Fresenius Medical Care AG (a)	27,786	1,240,046
Fresenius SE	11,718	633,212
GEA Group AG	22,723	344,705
Hamburger Hafen und Logistik AG	3,562	137,518
Hannover Rueckversicherung AG *	8,769	324,395
Henkel AG & Company KGaA	18,892	509,419
Hochtief AG	6,108	308,590
K&S AG	21,597	1,216,592
Linde AG	22,054	1,813,165
MAN AG	15,377	945,750
Merck KGaA	9,396	957,924
Metro AG	16,498	788,648
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	30,016	4,059,503
Puma AG	700	153,648
Qiagen AG *	28,781	534,205
RWE AG	60,897	4,807,480
Salzgitter AG	5,681	499,468
SAP AG	124,789	5,030,975
Siemens AG	119,663	8,284,318
Solarworld AG (a)	12,186	287,772
Suedzucker AG	9,639	196,050
Thyssen Krupp AG	48,637	1,211,777
TUI AG *	20,135	148,805
United Internet AG *	18,286	214,795
Volkswagen AG	12,858	4,352,662
Wacker Chemie AG	2,274	261,922

		90,454,820
Greece - 0.51%
Alpha Bank A.E. *	46,416	501,549
Bank of Cyprus PCL	72,160	402,377
Bank of Piraeus SA *	39,218	386,576
Coca-Cola Hellenic Bottling Company SA	23,655	484,714
EFG Eurobank Ergas SA *	40,986	426,966
Hellenic Petroleum SA	11,872	114,764
Hellenic Telecommunications Organization SA	31,731	484,326
Marfin Financial Group SA Holdings *	82,233	350,370
National Bank of Greece SA *	64,304	1,761,813
OPAP SA	28,912	767,848
Public Power Corp. SA *	15,019	309,111
Titan Cement Company SA	7,475	$196,849

		6,187,263
Hong Kong - 2.39%
ASM Pacific Technology, Ltd.	28,400	146,129
Bank of East Asia, Ltd.	214,200	649,836
BOC Hong Kong Holdings, Ltd.	538,000	952,328
Cathay Pacific Airways, Ltd.	172,000	235,516
Cheung Kong Holdings, Ltd.	202,000	2,310,572
Cheung Kong Infrastructure Holdings, Ltd.	65,000	226,696
CLP Holdings, Ltd.	297,500	1,975,398
Esprit Holdings, Ltd.	163,100	912,327
Hang Lung Group, Ltd.	117,000	553,004
Hang Lung Properties, Ltd.	301,000	976,174
Hang Seng Bank, Ltd.	111,200	1,571,477
Henderson Land Development Company, Ltd.	156,000	886,467
Hong Kong & China Gas Company, Ltd.	582,000	1,223,243
Hong Kong Aircraft Engineering Company, Ltd.	10,000	116,608
Hong Kong Electric Holdings, Ltd.	201,500	1,122,168
Hong Kong Exchanges & Clearing, Ltd.	148,200	2,301,146
Hopewell Holdings, Ltd.	83,000	257,962
Hutchison Whampoa, Ltd.	310,000	2,015,224
Hysan Development Company, Ltd.	91,000	232,195
Kerry Properties, Ltd.	104,000	465,001
Li & Fung, Ltd.	316,000	838,606
Lifestyle International Holdings, Ltd.	75,500	98,183
Link, REIT	315,000	671,568
Mongolia Energy Company, Ltd. *	235,155	87,571
MTR Corp., Ltd.	205,500	619,804
New World Development Company, Ltd.	364,000	653,297
Noble Group, Ltd.	192,000	240,383
NWS Holdings, Ltd.	119,000	214,199
Orient Overseas International, Ltd.	31,500	133,488
PCCW, Ltd.	482,000	126,182
Shangri-La Asia, Ltd.	188,000	278,692
Sino Land Company, Ltd.	244,000	400,953
Sun Hung Kai Properties, Ltd.	206,000	2,572,044
Swire Pacific, Ltd., Class A	112,000	1,115,468
Television Broadcasting Company, Ltd.	36,819	143,785
Wharf Holdings, Ltd.	200,000	846,796
Wheelock and Company, Ltd.	133,000	340,861
Wing Hang Bank, Ltd.	23,064	203,353
Yue Yuen Industrial Holdings, Ltd.	96,000	215,091

		28,929,795
Ireland - 0.47%
CRH PLC - London Exchange	83,090	1,899,995
CRH PLC	58,885	1,350,006
Elan Corp. PLC *	57,751	381,938
Elan Corp. PLC *	40,933	274,027
Experian Group, Ltd.	149,120	1,117,545
Kerry Group PLC	12,932	295,240
Kerry Group PLC	15,214	345,156

		5,663,907
Italy - 3.53%
A2A SpA (a)	159,473	291,660
Acea SpA	10,841	132,466

The accompanying notes are an integral part of the financial statements.

50

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Alleanza Assicurazioni SpA	61,564	$423,902
Assicurazioni Generali SpA	153,811	3,210,135
Autogrill SpA	14,799	125,519
Autostrade SpA	37,461	758,139
Banca Carige SpA	93,953	258,285
Banca Intesa SpA - Non convertible	135,618	334,210
Banca Monte dei Paschi Siena SpA	319,552	516,151
Banca Popolare di Milano SpA	57,343	343,172
Banche Popolari Unite SpA	83,659	1,092,069
Banco Popolare Societa Cooperativa *	93,149	695,608
Enel SpA	957,311	4,663,697
Eni SpA	378,640	8,982,418
Exor SpA	10,488	151,914
Fiat SpA *	111,196	1,128,050
Finmeccanica SpA	58,859	830,558
Fondiaria-Sai SpA	9,050	146,932
Intesa Sanpaolo SpA *	1,120,157	3,631,741
Italcementi SpA	10,304	117,751
Lottomatica SpA	6,644	128,275
Luxottica Group SpA *	16,851	350,460
Mediaset SpA	103,076	579,634
Mediobanca SpA	65,596	788,412
Mediolanum SpA	31,855	170,474
Parmalat SpA	246,001	594,429
Pirelli & Company SpA *	380,543	134,552
Prysmian SpA	14,442	217,562
Saipem SpA	38,505	939,926
Saras SpA	41,493	118,547
Snam Rete Gas SpA	194,205	854,303
Telecom Italia SpA	1,459,537	2,021,464
Telecom Italia SpA	876,415	861,746
Tenaris SA	68,677	928,446
Terna SpA (a)	189,153	630,870
UniCredit Italiano SpA *	2,096,163	5,370,298
Unipol Gruppo Finanziario SpA, ADR *	107,612	126,038

		42,649,813
Japan - 23.78%
ABC-MART, Inc.	3,200	82,097
Acom Company, Ltd. (a)	5,810	145,012
Advantest Corp.	23,200	418,389
AEON Company, Ltd.	93,100	917,057
AEON Credit Service Company, Ltd.	11,500	149,721
Aeon Mall Company, Ltd.	11,900	225,173
Aioi Insurance Company, Ltd.	72,000	327,326
Aisin Seiki Company	27,900	603,344
Ajinomoto Company, Inc.	97,000	766,504
Alfresa Holdings Corp.	3,876	178,403
All Nippon Airways Company, Ltd.	93,000	324,779
Amada Company, Ltd.	49,000	302,806
Aozora Bank, Ltd.	108,000	165,973
Asahi Breweries, Ltd.	56,300	808,490
Asahi Glass Company, Ltd.	147,000	1,173,100
Asahi Kasei Corp.	183,000	927,319
ASICS Corp.	23,000	208,826
Astellas Pharmaceuticals, Inc.	65,900	2,327,854
Bank of Kyoto, Ltd.	45,000	415,975
Benesse Corp.	10,800	$431,640
Bridgestone Corp.	88,700	1,385,569
Brother Industries, Ltd.	32,200	284,245
Canon Sales Company, Inc.	9,900	138,200
Canon, Inc.	155,200	5,051,289
Casio Computer Company, Ltd.	34,500	307,084
Central Japan Railway Company, Ltd.	228	1,400,880
Chiba Bank, Ltd.	111,000	722,218
Chubu Electric Power Company, Inc.	96,300	2,226,062
Chugai Pharmaceutical Company, Ltd.	32,600	621,114
Chugoku Bank, Ltd.	26,000	359,841
Chugoku Electric Power Company, Inc.	40,400	843,388
Citizen Watch Company, Ltd.	41,500	211,672
Coca-Cola West Japan Company, Ltd.	8,100	154,815
Cosmo Oil Company, Ltd.	86,000	291,455
Credit Saison Company, Ltd.	22,500	284,110
Dai Nippon Printing Company, Ltd.	82,000	1,120,958
Daicel Chemical Industries, Ltd.	39,000	235,716
Daido Steel Company, Ltd.	42,000	171,323
Daihatsu Motor Company, Ltd.	28,000	259,447
Daiichi Sankyo Company, Ltd.	98,000	1,753,589
Daikin Industries, Ltd.	34,100	1,090,125
Dainippon Ink & Chemicals, Inc.	86,000	134,100
Dainippon Sumitomo Pharma Company, Ltd.	23,400	204,486
Daito Trust Construction Company, Ltd.	11,700	549,195
Daiwa House Industry Company, Ltd.	74,000	792,957
Daiwa Securities Group, Inc.	184,000	1,087,522
Dena Company, Ltd.	39	130,357
Denki Kagaku Kogyo Kabushiki Kaisha	70,000	193,682
Denso Corp.	70,800	1,804,814
Dentsu, Inc.	24,300	508,896
Dowa Mining Company, Ltd.	37,000	153,349
East Japan Railway Company	49,400	2,974,694
Eisai Company, Ltd.	36,600	1,302,270
Electric Power Development Company, Ltd.	19,400	549,779
Elpida Memory, Inc. *	17,500	187,209
FamilyMart Company, Ltd.	8,500	266,410
Fanuc, Ltd.	27,900	2,226,158
Fast Retailing Company, Ltd.	7,000	911,711
Fuji Electric Holdings Company, Ltd.	81,000	133,677
Fuji Heavy Industries, Ltd.	91,000	365,990
Fuji Photo Film Company, Ltd.	71,100	2,243,090
Fuji Television Network, Inc.	69	103,934
Fujitsu, Ltd.	271,000	1,468,478
Fukuoka Financial Group, Inc.	112,000	499,422
Furukawa Electric Company, Ltd.	92,000	412,644
GS Yuasa Corp. (a)	45,000	395,107
Gunma Bank	57,000	316,072
Hakuhodo DY Holdings, Inc.	3,260	175,351
Hankyu Hanshin Holdings, Inc.	166,000	776,845
Hikari Tsushin, Inc.	3,800	85,329
Hino Motors, Ltd.	37,000	114,677
Hirose Electric Company, Ltd.	4,400	467,807
Hisamitsu Pharmaceutical Company, Inc.	9,700	301,308
Hitachi Chemical, Ltd.	15,200	244,297
Hitachi Construction Machinery Company, Ltd.	15,600	252,331

The accompanying notes are an integral part of the financial statements.

51

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi High-Technologies Corp.	10,000	$169,599
Hitachi Metals, Ltd.	24,000	202,562
Hitachi, Ltd.	490,000	1,517,643
Hokkaido Electric Power Company, Inc.	26,600	498,072
Hokuhoku Financial Group, Inc.	182,000	454,596
Hokuriku Electric Power Company	27,200	621,760
Honda Motor Company, Ltd.	240,200	6,576,951
Hoya Corp.	60,100	1,203,350
Ibiden Company, Ltd.	18,600	519,576
Idemitsu Kosan Company, Ltd.	3,200	273,603
Inpex Holdings, Inc.	120	955,831
Isetan Mitsukoshi Holdings, Ltd.	50,800	515,769
Ishikawajima-Harima Heavy Industries Company, Ltd.	192,000	330,289
Isuzu Motors, Ltd.	173,000	276,303
ITO EN, Ltd.	9,300	131,913
Itochu Corp.	219,000	1,512,612
Itochu Techno-Science Corp.	4,300	127,602
Iyo Bank, Ltd.	35,000	356,706
J Front Retailing Company, Ltd.	70,000	333,044
JAFCO Company, Ltd. *	4,600	153,372
Japan Airlines System Corp. *	131,000	252,391
Japan Petroleum Exploration Company, Ltd.	4,200	231,738
Japan Prime Realty Investment Corp., REIT	82	177,229
Japan Real Estate Investment Corp., REIT	64	531,176
Japan Retail Fund Investment Corp., REIT	51	235,277
Japan Tobacco, Inc.	655	2,041,606
JFE Holdings, Inc.	71,400	2,384,788
JGC Corp.	30,000	482,583
Joyo Bank, Ltd.	95,000	482,961
JS Group Corp.	36,400	560,506
JSR Corp.	26,100	444,782
Jupiter Telecommunications Company, Ltd.	353	267,629
Kajima Corp.	124,000	385,552
Kamigumi Company, Ltd.	38,000	319,882
Kaneka Corp.	44,000	311,310
Kansai Electric Power Company, Ltd.	111,100	2,451,770
Kansai Paint Company, Ltd.	31,000	221,948
Kao Corp.	79,000	1,721,671
Kawasaki Heavy Industries, Ltd.	207,000	567,333
Kawasaki Kisen Kaisha, Ltd.	89,000	364,315
KDDI Corp.	424	2,247,946
Keihin Electric Express Railway Company, Ltd.	63,000	488,348
Keio Corp.	84,000	488,080
Keisei Electric Railway Company, Ltd.	40,000	238,176
Keyence Corp.	6,100	1,241,408
Kikkoman Corp.	25,000	250,251
Kinden Corp.	19,000	166,477
Kintetsu Corp. (a)	236,000	1,039,691
Kirin Brewery Company, Ltd.	121,000	1,689,192
Kobe Steel Company, Ltd.	363,000	670,833
Komatsu, Ltd.	137,900	2,116,387
Konami Corp.	13,600	260,365
Konica Minolta Holdings, Inc.	69,500	722,161
Koyo Seiko Company, Ltd.	28,100	283,313
Kubota Corp.	159,000	1,305,803
Kuraray Company, Ltd.	50,000	$554,237
Kurita Water Industries, Ltd.	16,400	528,336
Kyocera Corp.	23,700	1,777,843
Kyowa Hakko Kogyo Company, Ltd.	38,000	428,575
Kyushu Electric Power Company, Inc.	55,200	1,188,044
Lawson, Inc.	9,400	413,082
LeoPalace21 Corp.	18,500	164,359
Mabuchi Motor Company, Ltd.	4,200	201,941
Makita Corp.	16,300	392,571
Marubeni Corp.	240,000	1,060,294
Marui Company, Ltd.	32,500	227,933
Maruichi Steel Tube, Ltd.	5,400	101,803
Matsui Securities Company, Ltd.	17,600	159,096
Matsushita Electric Industrial Company, Ltd.	285,400	3,828,093
Matsushita Electric Works, Ltd.	55,000	519,182
Mazda Motor Corp.	134,000	340,190
McDonald’s Holdings Company (Japan), Ltd. *	9,700	180,008
Mediceo Holdings Company, Ltd.	21,300	243,731
MEIJI Holdings Company, Ltd. *	10,000	401,903
Minebea Company, Ltd.	53,000	224,230
Mitsubishi Chemical Holdings Corp., ADR	175,000	738,260
Mitsubishi Corp.	197,400	3,625,287
Mitsubishi Electric Corp.	281,000	1,768,094
Mitsubishi Estate Company, Ltd.	171,000	2,832,777
Mitsubishi Gas & Chemicals Company, Inc.	56,000	304,552
Mitsubishi Heavy Industries, Ltd.	441,000	1,819,126
Mitsubishi Logistics Corp.	15,057	165,964
Mitsubishi Materials Corp.	158,000	490,988
Mitsubishi Motors Corp. * (a)	523,000	976,409
Mitsubishi Rayon Company, Ltd.	74,000	214,213
Mitsubishi UFJ Financial Group, Inc.	1,353,500	8,320,226
Mitsubishi UFJ Lease & Finance Company, Ltd.	8,470	273,888
Mitsui & Company, Ltd.	252,200	2,971,040
Mitsui Chemicals, Inc.	86,000	273,919
Mitsui Engineering & Shipbuilding Company, Ltd.	109,000	255,544
Mitsui Fudosan Company, Ltd.	121,000	2,096,304
Mitsui Mining & Smelting Company, Ltd.	83,000	213,485
Mitsui O.S.K. Lines, Ltd.	166,000	1,070,929
Mitsui Sumitomo Insurance Group Holdings, Inc.	61,300	1,598,516
Mitsui Trust Holdings, Inc.	143,000	542,685
Mitsumi Electric Company, Ltd.	12,100	257,012
Mizuho Financial Group, Inc. (a)	1,382,000	3,214,246
Mizuho Trust & Banking Company, Ltd.	219,000	281,956
Murata Manufacturing Company, Ltd.	31,100	1,318,158
Namco Bandai Holdings, Inc.	29,100	319,187
NEC Corp.	281,000	1,097,089
NGK INSULATORS, Ltd.	37,000	751,315
NGK Spark Plug Company, Ltd.	24,000	228,085
NHK Spring Company, Ltd.	24,000	160,284
Nidec Corp.	15,800	954,746
Nikon Corp.	47,000	807,982
Nintendo Company, Ltd.	14,400	3,962,939
Nippon Building Fund, Inc., REIT	75	641,872
Nippon Electric Glass Company, Ltd.	51,000	568,484

The accompanying notes are an integral part of the financial statements.

52

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Express Company, Ltd.	124,000	$561,793
Nippon Meat Packers, Inc.	27,000	340,517
Nippon Mining Holdings, Inc.	128,000	660,619
Nippon Oil Corp.	181,000	1,065,374
Nippon Paper Group, Inc.	13,000	335,852
Nippon Sheet Glass Company, Ltd.	92,000	266,425
Nippon Steel Corp.	742,000	2,829,815
Nippon Telegraph & Telephone Corp.	75,600	3,076,007
Nippon Yusen Kabushiki Kaisha	161,000	690,851
NIPPONKOA Insurance Company, Ltd.	95,000	551,019
Nishi-Nippon City Bank, Ltd.	99,000	248,955
Nissan Chemical Industries, Ltd.	20,000	224,487
Nissan Motor Company, Ltd.	361,600	2,183,068
Nissay Dowa General Insurance Company, Ltd.	26,000	125,066
Nisshin Seifun Group, Inc.	27,500	326,487
Nisshin Steel Company	101,000	224,658
Nisshinbo Industries, Inc.	19,000	214,053
Nissin Food Products Company, Ltd.	10,200	309,012
Nitori Company, Ltd.	5,400	383,268
Nitto Denko Corp.	24,000	727,235
NOK Corp.	16,400	190,057
Nomura Holdings, Inc.	363,000	3,041,258
Nomura Real Estate Holdings, Inc. (a)	13,500	232,048
Nomura Real Estate Office Fund, Inc.	40	254,053
Nomura Research Institute, Ltd.	14,700	326,106
NSK, Ltd.	68,000	343,284
NTN Corp.	58,000	230,890
NTT Data Corp.	183	590,120
NTT DoCoMo, Inc.	2,284	3,335,860
NTT Urban Development Corp.	167	161,031
Obayashi Corp.	94,000	459,756
OBIC Company, Ltd.	970	157,240
Odakyu Electric Railway Company, Ltd.	91,000	778,133
Oji Paper Company, Ltd.	124,000	532,204
Olympus Optical Company, Ltd. (a)	31,600	742,554
Omron Corp.	29,500	424,189
Ono Pharmaceutical Company, Ltd.	12,400	548,607
Onward Kashiyama Company, Ltd.	18,000	115,916
Oracle Corp. - Japan	5,500	201,526
Oriental Land Company, Ltd.	7,600	508,829
ORIX Corp.	12,740	751,350
Osaka Gas Company, Ltd.	283,000	903,240
Otsuka Corp.	2,400	127,694
Promise Company, Ltd.	9,819	125,002
Rakuten, Inc.	1,047	629,286
Resona Holdings, Inc. (a)	74,600	1,045,702
Ricoh Company, Ltd.	98,000	1,255,354
Rinnai Corp.	5,500	242,792
Rohm Company, Ltd.	14,700	1,067,711
SANKYO Company, Ltd.	7,900	422,311
Santen Pharmaceutical Company, Ltd.	10,800	328,476
Sanyo Electric Company, Ltd. *	245,000	633,284
Sapporo Hokuyo Holdings, Inc.	43,600	124,887
Sapporo Holdings, Ltd.	37,000	211,032
SBI Holdings, Inc.	2,439	494,281
Secom Company, Ltd.	30,600	$1,241,205
SEGA SAMMY HOLDINGS, Inc.	26,700	337,618
Seiko Epson Corp.	20,300	329,625
Sekisui Chemical Company, Ltd.	63,000	394,739
Sekisui House, Ltd.	74,000	748,018
Seven & I Holdings Company, Ltd.	112,100	2,629,995
Seven Bank, Ltd.	80	209,182
Sharp Corp.	145,000	1,496,040
Shikoku Electric Power Company, Inc.	26,500	791,102
Shimadzu Corp.	37,000	295,429
Shimamura Company, Ltd.	3,200	254,124
Shimano, Inc.	9,800	373,983
Shimizu Corp.	86,000	373,339
Shin-Etsu Chemical Company, Ltd.	59,800	2,761,877
Shinko Electric Industries Company, Ltd.	9,900	121,748
Shinko Securities Company, Ltd.	76,000	236,256
Shinsei Bank, Ltd. *	135,000	215,520
Shionogi & Company, Ltd.	44,000	849,988
Shiseido Company, Ltd.	51,000	834,461
Shizuoka Bank, Ltd.	88,000	869,258
Showa Denko K.K.	173,000	308,729
Showa Shell Sekiyu K.K.	27,400	288,813
SMC Corp.	7,900	846,749
Softbank Corp.	110,100	2,138,134
Sojitz Holdings Corp.	179,500	391,832
Sompo Japan Insurance, Inc.	129,000	856,446
Sony Corp.	146,100	3,774,117
Sony Financial Holdings, Inc.	127	349,586
Square Enix Company, Ltd.	9,200	215,431
Stanley Electric Corp.	20,600	414,922
Sumco Corp.	16,900	239,231
Sumitomo Chemical Company, Ltd.	229,000	1,026,455
Sumitomo Corp.	163,700	1,655,392
Sumitomo Electric Industries, Ltd.	109,700	1,229,758
Sumitomo Heavy Industries, Ltd.	84,000	371,604
Sumitomo Metal Industries, Ltd.	490,000	1,294,099
Sumitomo Metal Mining Company, Ltd.	76,000	1,068,716
Sumitomo Mitsui Financial Group, Inc.	101,300	4,096,409
Sumitomo Realty &Development Company, Ltd.	55,000	1,000,459
Sumitomo Rubber Industries, Inc.	23,600	188,891
Sumitomo Titanium Corp.	2,700	98,590
Sumitomo Trust & Banking Company, Ltd.	207,000	1,114,306
Suruga Bank, Ltd.	30,000	285,945
Suzuken Company, Ltd.	10,200	294,938
Suzuki Motor Corp.	51,300	1,147,110
T&D Holdings, Inc.	33,400	952,374
TAIHEIYO CEMENT Corp.	125,000	214,045
Taisei Corp.	139,000	334,648
Taisho Pharmaceuticals Company, Ltd.	19,000	359,596
Taiyo Nippon Sanso Corp.	42,000	399,549
Takashimaya Company, Ltd.	44,000	345,705
Takeda Pharmaceutical Company, Ltd.	109,100	4,239,258
Tanabe Seiyaku Company, Ltd.	33,000	379,248
TDK Corp.	17,000	794,643
Teijin, Ltd.	136,000	436,813

The accompanying notes are an integral part of the financial statements.

53

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Terumo Corp.	24,500	$1,078,497
The 77th Bank, Ltd.	51,000	295,813
The Bank of Yokohama, Ltd.	180,000	958,718
The Hachijuni Bank, Ltd.	58,000	327,197
The Hiroshima Bank, Ltd.	73,000	303,382
The Japan Steel Works, Ltd.	48,000	589,336
The Tokyo Electric Power Company, Ltd.	177,000	4,549,610
THK Company, Ltd.	17,500	260,940
Tobu Railway Company, Ltd.	119,000	698,996
Toho Company, Ltd.	16,500	268,584
Toho Gas Company, Ltd.	65,000	264,054
Tohoku Electric Power Company, Inc.	62,100	1,297,955
Tokio Marine Holdings, Inc.	105,300	2,892,031
Tokuyama Corp.	34,000	248,398
Tokyo Broadcasting Company, Ltd.	4,952	77,743
Tokyo Electron, Ltd.	24,900	1,195,953
Tokyo Gas Company, Ltd.	336,000	1,201,211
Tokyo Steel Manufacturing Company, Ltd.	14,700	178,204
Tokyo Tatemono Company, Ltd.	42,000	232,452
Tokyu Corp.	165,000	831,179
Tokyu Land Corp.	66,000	298,126
TonenGeneral Sekiyu K.K.	42,000	426,826
Toppan Printing Company, Ltd.	81,000	814,009
Toray Industries, Inc.	193,000	980,036
Toshiba Corp.	572,000	2,059,031
Tosoh Corp.	74,000	208,796
Toto, Ltd.	38,000	264,909
Toyo Seikan Kaisha, Ltd.	22,000	463,644
Toyo Suisan Kaisha, Ltd.	12,000	247,667
Toyoda Gosei Company, Ltd.	9,400	251,933
Toyota Boshoku Corp.	9,500	140,908
Toyota Industries Corp.	26,100	646,661
Toyota Motor Corp.	401,100	15,163,303
Toyota Tsusho Corp.	30,900	455,564
Trend Micro, Inc.	15,000	477,482
Tsumura & Company, Ltd.	8,800	274,211
Ube Industries, Ltd.	147,000	409,776
UNI Charm Corp.	6,100	465,674
UNY Company, Ltd.	26,000	221,183
Ushio, Inc.	16,300	259,938
USS Company, Ltd.	3,273	167,934
West Japan Railway Company, Ltd.	247	816,128
Yahoo Japan Corp.	2,156	685,177
Yakult Honsha Company, Ltd.	14,000	266,726
Yamada Denki Company, Ltd.	12,630	733,816
Yamaguchi Financial Group, Inc.	30,000	395,299
Yamaha Corp.	22,900	284,447
Yamaha Motor Company, Ltd.	31,200	344,572
Yamato Kogyo Company, Ltd.	6,300	184,682
Yamato Transport Company, Ltd.	56,000	744,017
Yamazaki Baking Company, Ltd.	18,000	203,039
YASKAWA Electric Corp.	35,000	231,999
Yokogawa Electric Corp.	33,200	221,989

		287,530,306
Luxembourg - 0.46%
ArcelorMittal	124,858	4,100,546
Millicom International Cellular SA, ADR *	11,000	$623,504
SES, ADR	41,164	785,912

		5,509,962
Netherlands - 2.36%
Aegon NV	206,577	1,270,580
Akzo Nobel NV	33,693	1,482,662
ASML Holding NV	62,724	1,360,499
Corio NV	7,774	378,931
Fugro NV	9,470	393,236
Heineken Holding NV	16,036	510,180
Heineken NV	35,630	1,323,799
ING Groep NV	285,054	2,869,096
Koninklijke (Royal) Philips Electronics NV	141,424	2,615,115
Koninklijke Ahold NV	173,344	1,991,890
Koninklijke Boskalis Westinster NV	8,111	183,925
Koninklijke DSM NV	22,427	702,683
Koninklijke KPN NV	249,330	3,434,720
Randstad Holdings NV *	14,795	410,679
Reed Elsevier NV	96,079	1,059,588
SBM Offshore NV	21,798	373,384
STMicroelectronics NV	99,293	744,879
TNT Post Group NV	53,669	1,045,337
Unilever NV	236,913	5,717,587
Wolters Kluwer NV	39,665	694,060

		28,562,830
New Zealand - 0.10%
Auckland International Airport, Ltd.	124,707	129,350
Contact Energy, Ltd.	42,746	160,905
Fletcher Building, Ltd.	84,648	358,354
Sky City Entertainment Group, Ltd.	81,247	140,227
Telecom Corp. of New Zealand, Ltd.	267,441	469,901

		1,258,737
Norway - 0.61%
Den Norske Bank ASA *	106,600	816,183
Norsk Hydro ASA *	99,746	514,637
Orkla ASA (a)	112,186	817,276
Renewable Energy Corp. AS *	35,243	275,561
StatoilHydro ASA	163,300	3,225,816
Telenor ASA *	122,200	943,363
Yara International ASA	27,550	771,517

		7,364,353
Portugal - 0.32%
Banco Comercial dos Acores SA	341,381	346,760
Banco Espirito Santo SA	76,354	412,014
Brisa Auto Estrada, SA	26,178	188,439
Cimpor-Cimentos De Portugal SA	34,206	249,585
EDP Renovaveis SA *	31,716	325,334
Electricidade de Portugal SA	265,896	1,043,281
Galp Energia SGPS SA	22,431	315,116
Jeronimo Martins, SGPS SA	32,032	218,687
Portugal Telecom, SGPS, SA	84,750	829,953

		3,929,169
Singapore - 1.32%
Ascendas, REIT *	183,000	200,325

The accompanying notes are an integral part of the financial statements.

54

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Capitaland, Ltd.	370,000	$939,720
CapitaMall Trust *	322,000	310,020
City Developments, Ltd.	73,000	430,908
ComfortDelGro Corp., Ltd.	273,000	241,033
Cosco Corp. Singapore, Ltd.	146,000	124,907
DBS Group Holdings, Ltd.	249,000	2,020,759
Fraser and Neave, Ltd.	142,000	475,575
Genting International PLC *	561,000	263,364
Golden Agri-Resources, Ltd.	830,000	217,137
Jardine Cycle and Carriage, Ltd.	18,000	238,258
Keppel Corp., Ltd.	185,000	878,316
Neptune Orient Lines, Ltd.	131,000	132,657
Olam International, Ltd.	174,000	290,934
Oversea-Chinese Banking Corp., Ltd.	364,000	1,673,856
SembCorp Industries, Ltd.	143,000	297,289
SembCorp Marine, Ltd.	120,000	221,128
Singapore Airlines, Ltd.	78,000	714,603
Singapore Exchange, Ltd.	125,000	610,689
Singapore Press Holdings, Ltd.	231,000	502,927
Singapore Technologies Engineering, Ltd.	197,000	332,518
Singapore Telecommunications, Ltd.	1,158,000	2,389,572
StarHub, Ltd.	78,000	115,096
United Overseas Bank, Ltd.	177,000	1,787,971
UOL Group, Ltd.	75,000	170,413
Wilmar International, Ltd.	120,000	414,722

		15,994,697
Spain - 4.47%
Abertis Infraestructuras SA	40,946	771,233
Acciona SA	3,697	454,457
Acerinox SA	20,341	376,460
ACS Actividades SA	20,854	1,057,380
Banco Bilbao Vizcaya Argentaria SA	517,835	6,525,463
Banco de Sabadell SA	130,892	818,361
Banco de Valencia SA	30,982	300,698
Banco Popular Espanol SA	107,832	943,585
Banco Santander Central Hispano SA	1,186,118	14,314,041
Bankinter SA, ADR	41,322	488,703
Cintra Concesiones de Infraestructuras de Transporte SA	28,940	179,978
Corporacion Mapfre SA	104,335	339,599
Criteria Caixacorp SA	122,271	565,488
Enagas	26,041	512,579
Fomento de Construcciones SA	5,555	228,159
Gamesa Corporacion Tecnologica SA	26,539	503,834
Gas Natural SDG SA	32,559	593,022
Gestevision Telecinco SA	14,349	134,588
Grifols SA	18,592	328,820
Grupo Ferrovial SA	8,158	262,530
Iberdrola Renovables SA *	122,866	562,301
Iberdrola SA	512,056	4,164,391
Iberia Lineas Aereas de Espana SA *	69,307	147,211
Indra Sistemas SA	14,323	310,307
Industria de Diseno Textil SA	31,729	1,524,813
Red Electrica De Espana	15,738	712,049
Repsol YPF SA	106,535	2,389,011
Sacyr Vallehermoso SA	13,306	184,468
Telefonica SA	615,848	$13,964,345
Zardoya Otis SA	19,360	404,648

		54,062,522
Sweden - 2.33%
Alfa Laval AB (a)	49,977	478,355
Assa Abloy AB, Series B	45,405	632,891
Atlas Copco AB, Series A, ADR	97,662	979,301
Atlas Copco AB, Series B, ADR	56,752	513,838
Electrolux AB, Series B *	34,837	488,325
Ericsson (LM), Series B	431,854	4,224,075
Getinge AB, Series B (a)	29,114	381,768
Hennes & Mauritz AB, B shares	74,342	3,716,471
Holmen AB, Series B	7,638	166,867
Husqvarna AB, B Shares *	59,429	326,336
Investor AB, B shares	66,174	1,023,549
Lundin Petroleum AB, Series A *	32,004	248,947
Nordea Bank AB	468,944	3,720,768
Sandvik AB	146,649	1,092,663
Scania AB, Series B	46,532	463,118
Securitas AB, Series B (a)	45,542	387,615
Skandinaviska Enskilda Banken AB, Series A *	221,303	972,711
Skanska AB, Series B	57,859	647,072
SKF AB, B Shares	56,336	696,347
SSAB Svenskt Stal AB, Series A (a)	26,180	304,777
SSAB Svenskt Stal AB, Series B	12,168	130,999
Svenska Cellulosa AB, B Shares	82,084	863,800
Svenska Handelsbanken AB, Series A	71,162	1,344,676
Swedbank AB, A shares (a)	48,673	283,384
Swedish Match AB	37,016	601,695
Tele2 AB, Series B	44,359	449,338
Teliasonera AB	326,701	1,718,516
Volvo AB, Series A	64,026	396,010
Volvo AB, Series B	158,283	980,832

		28,235,044
Switzerland - 7.41%
ABB, Ltd. *	319,990	5,036,801
Actelion, Ltd. *	14,545	762,735
Adecco SA	17,892	747,180
Aryzta AG *	11,807	379,792
Baloise Holding AG	7,272	539,830
BKW FMB Energie AG	1,920	141,870
Compagnie Financiere Richemont SA	75,916	1,581,767
Credit Suisse Group AG	163,675	7,471,709
Geberit AG, ADR	5,941	732,206
Givaudan AG	1,113	681,800
Holcim, Ltd. *	30,189	1,719,655
Julius Baer Holding AG	30,692	1,196,680
Kuehne & Nagel International AG	7,854	616,542
Lindt & Spruengli AG-PC	121	226,458
Lindt & Spruengli AG-REG	17	375,714
Logitech International SA *	26,473	368,683
Lonza Group AG (a)	6,604	655,876
Nestle SA	529,168	19,971,411
Nobel Biocare Holding AG, Series BR	18,080	396,349
Novartis AG	307,582	12,496,585

The accompanying notes are an integral part of the financial statements.

55

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Pargesa Holding SA, ADR	3,930	$245,221
Phonak Holding AG	6,725	547,291
Roche Holdings AG - Genusschein	102,178	13,901,189
Schindler Holding AG	7,164	445,230
Schindler Holding AG	3,161	195,985
Societe Generale de Surveillance Holdings AG	683	848,122
Straumann Holding AG	1,137	207,471
Swatch Group AG, BR shares	4,485	721,195
Swatch Group AG (a)	6,314	207,028
Swiss Life Holding *	4,337	376,489
Swiss Re	50,225	1,661,716
Swisscom AG	3,498	1,074,413
Syngenta AG	14,095	3,273,062
Synthes AG	8,632	835,584
UBS AG *	426,500	5,218,116
Zurich Financial Services AG	21,251	3,761,636

		89,619,391
United Kingdom - 20.86%
3i Group PLC	140,130	560,665
Admiral Group PLC	26,932	386,691
AMEC PLC	48,354	520,619
Anglo American PLC	191,465	5,587,089
Antofagasta PLC	57,351	556,917
Associated British Foods PLC	51,812	650,766
AstraZeneca Group PLC	210,540	9,271,629
Autonomy Corp. PLC *	31,125	737,496
Aviva PLC	386,526	2,184,236
BAE Systems PLC	513,083	2,864,045
Barclays PLC	1,407,722	6,556,788
Berkeley Group Holdings PLC *	12,915	171,329
BG Group PLC	488,317	8,204,674
BHP Billiton PLC	320,978	7,250,258
BICC PLC	69,521	353,918
BP PLC	2,725,369	21,566,267
British Airways PLC *	83,890	172,769
British American Tobacco PLC	290,331	8,020,508
British Land Company PLC (a)	123,938	781,649
British Sky Broadcasting Group PLC	165,702	1,243,054
BT Group PLC	1,126,074	1,885,160
Bunzl PLC	47,568	394,030
Burberry Group PLC	62,982	439,630
Cable & Wireless PLC	369,105	810,073
Cadbury PLC	198,195	1,693,056
Cairn Energy PLC *	20,022	773,501
Capita Group PLC	90,382	1,065,535
Carnival PLC	23,590	625,965
Carphone Warehouse Group PLC	59,825	156,641
Centrica PLC	742,871	2,729,831
Cobham PLC	165,831	472,994
Compass Group PLC	268,672	1,513,963
Diageo PLC	363,520	5,220,484
Drax Group PLC	49,361	357,277
Eurasian Natural Resources Corp.	37,457	405,159
FirstGroup PLC	70,070	413,725
Fresnillo PLC	26,077	224,929
Friends Provident Group PLC *	337,986	366,306
G4S PLC	184,334	$633,901
GlaxoSmithKline PLC	754,549	13,287,277
Hammerson PLC	101,170	512,734
Home Retail Group PLC	127,610	547,302
HSBC Holdings PLC	2,502,199	20,772,300
ICAP PLC	75,599	562,904
Imperial Tobacco Group PLC	147,796	3,844,063
Intercontinental Hotels Group PLC	37,380	384,270
International Power PLC	220,888	867,232
Invensys PLC	116,535	429,566
Investec PLC	55,621	300,193
J Sainsbury PLC	165,308	853,457
Johnson Matthey PLC	31,221	592,813
Kazakhmys PLC	31,124	324,436
Kingfisher PLC	343,351	1,006,557
Ladbrokes PLC	87,365	266,112
Land Securities Group PLC	109,952	855,420
Legal & General Group PLC	852,499	796,682
Liberty International PLC	65,822	432,122
Lloyds TSB Group PLC	2,370,286	2,727,840
London Stock Exchange Group PLC	21,639	250,756
Lonmin PLC, ADR	22,442	434,715
Man Group PLC, ADR	248,385	1,140,051
Marks & Spencer Group PLC	229,449	1,158,055
National Grid PLC	353,202	3,185,550
Next Group PLC	28,665	694,659
Old Mutual PLC	767,423	1,021,909
Pearson PLC	117,774	1,182,990
Prudential PLC	363,146	2,470,977
Randgold Resources, Ltd.	11,155	717,230
Reckitt Benckiser PLC	87,726	3,998,031
Reed Elsevier PLC	160,389	1,195,906
Rexam PLC	93,504	438,930
Rio Tinto PLC	199,307	6,938,500
Rolls-Royce Group PLC *	269,328	1,605,888
Royal & Sun Alliance PLC	484,317	961,025
Royal Bank of Scotland Group PLC *	2,459,282	1,563,920
Royal Dutch Shell PLC, A Shares	515,667	12,914,457
Royal Dutch Shell PLC, B Shares	392,067	9,898,265
SABMiller PLC	131,581	2,678,632
Schroders PLC	17,874	241,952
Scottish & Southern Energy PLC	133,858	2,513,127
Segro PLC, REIT	825,694	330,659
Serco Group PLC	70,797	491,868
Severn Trent PLC	34,311	618,866
Shire, Ltd.	81,473	1,123,693
Smith & Nephew PLC	128,469	952,439
Smiths Group PLC	56,576	654,748
Standard Chartered PLC	275,777	5,194,147
Standard Life PLC	316,748	969,912
Tesco PLC	1,143,729	6,666,359
The Sage Group PLC	190,557	559,637
Thomas Cook Group PLC	62,414	211,667
Thomson Reuters PLC	25,039	714,444
Tomkins PLC	128,220	313,328
TUI Travel PLC	81,299	310,841

The accompanying notes are an integral part of the financial statements.

56

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tullow Oil PLC	116,325	$1,799,691
Unilever PLC	186,661	4,380,155
United Utilities Group PLC	99,112	811,787
Vedanta Resources PLC	20,532	437,032
Vodafone Group PLC	7,632,204	14,752,844
Whitbread PLC	25,338	341,050
William Morrison Supermarket PLC	305,976	1,192,264
Wolseley PLC *	41,280	789,172
WPP PLC, SADR	182,572	1,214,303
Xstrata PLC	277,267	3,057,959

		252,281,197

TOTAL COMMON STOCKS (Cost $1,188,340,581)		$1,197,779,159

INVESTMENT COMPANIES - 0.21%
United States - 0.21%
iShares MSCI EAFE Index Fund	55,000	2,519,550

TOTAL INVESTMENT COMPANIES (Cost $2,524,016)		$2,519,550

PREFERRED STOCKS - 0.27%
Germany - 0.27%
Bayerische Motoren Werke (BMW) AG (i)	7,591	182,904
Henkel AG & Company KGaA (i)	25,912	809,607
Porsche Automobil Holding SE (i)	12,726	855,196
RWE AG (i)	5,672	377,932
Volkswagen AG (i)	15,304	1,070,799

		3,296,438

TOTAL PREFERRED STOCKS (Cost $3,220,189)		$3,296,438

WARRANTS - 0.00%
Italy - 0.00%
UBI Banca SCPA (Expiration Date 06/30/2011, Strike Price: EUR 12.30) *	10,484	809

TOTAL WARRANTS (Cost $0)		$809

RIGHTS - 0.01%
France - 0.01%
Casino Guichard-Perrachon SA (Expiration Date 07/10/2009, Strike Price: EUR 47.25) *	2,610	10,069
Danone SA (Strike Price: EUR 24.73) *	7,997	24,412

		34,481
Italy - 0.00%
Unione di Banche Italiane SCPA (Expiration Date 07/03/2009, Strike Price: EUR 12.75) *	71,114	4,858
Norway - 0.00%
Renewable Energy Corp. AS (Expiration Date 07/13/2009, Strike Price: NOK 26.50) *	10,534	13,219
Singapore - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date 07/16/2009, Strike Price: SGD 0.18) *	141,100	19,483
Neptune Orient Lines, Ltd. (Expiration Date 07/08/2009, Strike Price SGD 1.30) *	45,750	$5,686

		25,169

TOTAL RIGHTS (Cost $47,961)		$77,727

SHORT TERM INVESTMENTS - 1.05%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,265,285	$12,666,520

TOTAL SHORT TERM INVESTMENTS (Cost $12,660,733)		$12,666,520

REPURCHASE AGREEMENTS - 0.41%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $4,988,001 on 07/01/2009, collateralized by $5,070,000 U.S. Treasury Notes, 1.375% due 02/15/2012 (valued at $5,089,013, including interest)	$4,988,000	$4,988,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,988,000)		$4,988,000

Total Investments (International Index Trust) (Cost $1,211,781,480) - 100.99%		$1,221,328,203
Other assets and liabilities, net - (0.99)%		(11,983,993)

TOTAL NET ASSETS - 100.00%		$1,209,344,210

The portfolio had the following five top industry concentrations as of June 30, 2009 (as a percentage of total net assets):

Banking	11.69%
Telecommunications Equipment & Services	5.56%
Financial Services	4.84%
International Oil	4.45%
Food & Beverages	4.41%

Mid Cap Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.94%
Basic Materials - 5.43%
Airgas, Inc.	94,014	$3,810,387
Albemarle Corp.	105,277	2,691,933
Ashland, Inc.	76,838	2,155,306
Cabot Corp.	75,293	947,186
Carpenter Technology Corp.	50,715	1,055,379
Cliffs Natural Resources, Inc. (a)	150,784	3,689,684
Cytec Industries, Inc.	54,336	1,011,736
FMC Corp.	83,667	3,957,449
Louisiana-Pacific Corp. *	105,092	359,415
Lubrizol Corp.	77,641	3,673,196
Minerals Technologies, Inc.	21,557	776,483
Olin Corp.	89,706	1,066,604

The accompanying notes are an integral part of the financial statements.

57

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Potlatch Corp.	45,754	$1,111,365
Rayonier, Inc.	90,939	3,305,633
Reliance Steel & Aluminum Company	73,455	2,819,937
RPM International, Inc.	147,844	2,075,730
Sensient Technologies Corp.	56,081	1,265,748
Steel Dynamics, Inc.	215,368	3,172,371
Temple-Inland, Inc.	122,612	1,608,669
Terra Industries, Inc.	114,780	2,779,972
Valspar Corp.	115,424	2,600,503

		45,934,686
Communications - 4.28%
3Com Corp. *	446,074	2,101,008
ADC Telecommunications, Inc. *	111,223	885,335
ADTRAN, Inc.	63,178	1,356,432
Avocent Corp. *	51,004	712,016
Cincinnati Bell, Inc. *	247,336	702,434
CommScope, Inc. *	94,072	2,470,331
Digital River, Inc. *	43,950	1,596,264
Equinix, Inc. *	44,720	3,252,933
F5 Networks, Inc. *	90,435	3,128,147
Harte-Hanks, Inc.	43,908	406,149
John Wiley & Sons, Inc., Class A	48,941	1,627,288
Lamar Advertising Company, Class A * (a)	87,604	1,337,713
NeuStar, Inc., Class A *	83,211	1,843,956
Plantronics, Inc.	56,287	1,064,387
Polycom, Inc. *	96,511	1,956,278
Priceline.com, Inc. * (a)	47,956	5,349,492
RF Micro Devices, Inc. *	306,025	1,150,654
Syniverse Holdings, Inc. *	59,892	960,069
Telephone & Data Systems, Inc.	115,778	3,276,517
ValueClick, Inc. *	100,121	1,053,273

		36,230,676
Consumer, Cyclical - 13.16%
99 Cents Only Stores *	53,954	732,695
Advance Auto Parts, Inc.	109,368	4,537,678
Aeropostale, Inc. *	77,136	2,643,451
Airtran Holdings, Inc. * (a)	138,076	854,690
Alaska Air Group, Inc. *	41,889	764,893
American Eagle Outfitters, Inc.	237,594	3,366,707
AnnTaylor Stores Corp. *	67,416	537,980
Barnes & Noble, Inc. (a)	42,481	876,383
BJ’s Wholesale Club, Inc. * (a)	63,899	2,059,465
Bob Evans Farms, Inc.	35,340	1,015,672
BorgWarner, Inc. (a)	134,151	4,581,257
Boyd Gaming Corp. *	64,422	547,587
Brinker International, Inc.	117,569	2,002,200
Callaway Golf Company	74,209	376,240
CarMax, Inc. *	253,725	3,729,757
Chico’s FAS, Inc. *	204,085	1,985,747
Chipotle Mexican Grill, Inc., Class A * (a)	36,666	2,933,280
Coldwater Creek, Inc. *	54,683	331,379
Collective Brands, Inc. *	73,782	1,075,004
Copart, Inc. *	73,603	2,551,816
Dick’s Sporting Goods, Inc. *	98,367	1,691,912
Dollar Tree, Inc. *	103,492	4,357,013
DreamWorks Animation SKG, Inc., Class A *	85,831	$2,368,077
Foot Locker, Inc.	178,382	1,867,660
Guess?, Inc.	67,771	1,747,136
Hanesbrands, Inc. *	109,023	1,636,435
Herman Miller, Inc.	61,922	949,883
HNI Corp.	51,669	933,142
Ingram Micro, Inc., Class A *	186,361	3,261,317
International Speedway Corp., Class A	31,965	818,624
J. Crew Group, Inc. *	59,760	1,614,715
JetBlue Airways Corp. *	234,278	1,000,367
Life Time Fitness, Inc. * (a)	40,796	816,328
LKQ Corp. *	161,406	2,655,129
M.D.C. Holdings, Inc.	42,554	1,281,301
Macrovision Solutions Corp. *	94,308	2,056,857
Marvel Entertainment, Inc. *	56,001	1,993,076
Mohawk Industries, Inc. * (a)	64,616	2,305,499
MSC Industrial Direct Company, Inc., Class A (a)	51,644	1,832,329
NVR, Inc. *	6,660	3,345,917
Oshkosh Corp.	85,704	1,246,136
Owens & Minor, Inc.	47,949	2,101,125
Panera Bread Company, Class A * (a)	35,819	1,785,935
PetSmart, Inc.	145,095	3,113,739
Phillips-Van Heusen Corp.	59,279	1,700,715
Regis Corp.	50,498	879,170
Ross Stores, Inc.	145,925	5,632,705
Ryland Group, Inc.	49,553	830,508
Saks, Inc. * (a)	166,211	736,315
Scholastic Corp.	29,330	580,441
Scientific Games Corp., Class A *	74,503	1,174,912
Tech Data Corp. *	57,828	1,891,554
The Cheesecake Factory, Inc. *	69,171	1,196,658
Thor Industries, Inc.	40,849	750,396
Timberland Company, Class A *	52,350	694,685
Toll Brothers, Inc. *	152,050	2,580,289
Under Armour, Inc., Class A * (a)	42,239	945,309
Urban Outfitters, Inc. *	131,634	2,747,202
Warnaco Group, Inc. *	52,712	1,707,869
Wendy’s/Arby’s Group, Inc.	481,186	1,924,744
Williams-Sonoma, Inc. (a)	99,769	1,184,258

		111,441,263
Consumer, Non-cyclical - 20.66%
Aaron, Inc., Class B	61,773	1,842,071
Affymetrix, Inc. *	81,385	482,613
Alberto-Culver Company	98,286	2,499,413
Alliance Data Systems Corp. * (a)	66,861	2,754,005
American Greetings Corp., Class A	45,379	530,027
Beckman Coulter, Inc.	72,675	4,152,649
Bio-Rad Laboratories, Inc., Class A *	22,057	1,664,862
Blyth, Inc.	6,962	228,284
Career Education Corp. *	85,019	2,116,123
Charles River Laboratories International, Inc. *	76,095	2,568,206
Church & Dwight, Inc.	80,842	4,390,529
Community Health Systems, Inc. *	106,466	2,688,267
Corinthian Colleges, Inc. *	100,163	1,695,760
Corn Products International, Inc.	85,861	2,300,216
Corporate Executive Board Company	39,238	814,581

The accompanying notes are an integral part of the financial statements.

58

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Corrections Corp. of America *	132,582	$2,252,568
Covance, Inc. *	73,588	3,620,530
Deluxe Corp.	58,837	753,702
Edwards Lifesciences Corp. *	64,475	4,386,234
Endo Pharmaceutical Holdings, Inc. *	134,874	2,416,942
Flowers Foods, Inc.	90,401	1,974,358
FTI Consulting, Inc. *	59,099	2,997,501
Gartner Group, Inc., Class A *	68,422	1,044,120
Gen-Probe, Inc. *	59,950	2,576,651
Global Payments, Inc.	92,552	3,466,998
Hansen Natural Corp. *	83,418	2,570,943
Health Management Associates, Inc., Class A *	283,911	1,402,520
Health Net, Inc. *	119,561	1,859,174
Henry Schein, Inc. *	103,812	4,977,785
Hewitt Associates, Inc., Class A *	96,069	2,860,935
Hill-Rom Holdings, Inc.	72,047	1,168,602
Hologic, Inc. *	295,345	4,202,759
IDEXX Laboratories, Inc. * (a)	67,938	3,138,736
Immucor, Inc. *	81,090	1,115,798
ITT Educational Services, Inc. * (a)	35,739	3,597,488
Kelly Services, Inc., Class A	31,651	346,578
Kindred Healthcare, Inc. *	34,577	427,717
Kinetic Concepts, Inc. * (a)	63,557	1,731,928
Korn/Ferry International *	51,486	547,811
Lender Processing Services, Inc.	96,806	2,688,303
LifePoint Hospitals, Inc. * (a)	62,571	1,642,489
Lincare Holdings, Inc. *	79,189	1,862,525
Manpower, Inc.	90,187	3,818,518
Masimo Corp. *	55,612	1,340,805
Medicis Pharmaceutical Corp., Class A	65,414	1,067,556
MPS Group, Inc. *	106,456	813,324
Navigant Consulting Company *	55,490	716,931
NBTY, Inc. *	63,383	1,782,330
Netflix, Inc. * (a)	47,161	1,949,636
Omnicare, Inc.	119,990	3,090,942
OSI Pharmaceuticals, Inc. *	66,727	1,883,703
PepsiAmericas, Inc.	64,484	1,728,816
Perrigo Company	89,387	2,483,171
Pharmaceutical Product Development, Inc.	135,742	3,151,929
Psychiatric Solutions, Inc. *	64,740	1,472,188
Ralcorp Holdings, Inc. *	65,126	3,967,476
Rent-A-Center, Inc. *	76,010	1,355,258
ResMed, Inc. *	86,758	3,533,653
Rollins, Inc.	47,145	816,080
Ruddick Corp.	45,241	1,059,997
SAIC, Inc. *	234,706	4,353,796
Sepracor, Inc. *	125,834	2,179,445
Service Corp. International	288,899	1,583,167
Smithfield Foods, Inc. * (a)	136,793	1,910,998
Sotheby’s (a)	77,116	1,088,107
STERIS Corp.	67,301	1,755,210
Strayer Education, Inc. (a)	16,134	3,518,987
Techne Corp.	42,876	2,735,918
The Scotts Company, Class A (a)	50,656	1,775,493
Thoratec Corp. *	65,004	1,740,807
Tootsie Roll Industries, Inc. (a)	30,542	692,998
Tupperware Brands Corp.	72,090	$1,875,782
United Rentals, Inc. *	69,219	449,231
United Therapeutics Corp. *	26,798	2,233,077
Universal Corp.	28,780	952,906
Universal Health Services, Inc., Class B	56,527	2,761,344
Valeant Pharmaceuticals International * (a)	94,617	2,433,549
VCA Antech, Inc. *	97,523	2,603,864
Vertex Pharmaceuticals, Inc. *	199,309	7,103,373
Watson Wyatt Worldwide, Inc., Class A	49,081	1,842,010
WellCare Health Plans, Inc. *	48,608	898,762

		174,880,438
Energy - 6.30%
Arch Coal, Inc.	166,240	2,555,109
Bill Barrett Corp. *	42,902	1,178,089
Cimarex Energy Company	95,894	2,717,636
Comstock Resources, Inc. *	53,485	1,767,679
Encore Aquisition Company *	60,755	1,874,292
Exterran Holdings, Inc. *	71,887	1,153,067
Forest Oil Corp. * (a)	128,231	1,913,206
Frontier Oil Corp.	120,615	1,581,263
Helix Energy Solutions Group, Inc. *	113,259	1,231,125
Helmerich & Payne, Inc. (a)	121,391	3,747,340
Mariner Energy, Inc. *	115,509	1,357,231
National Fuel Gas Company	91,545	3,302,944
Newfield Exploration Company *	152,673	4,987,827
Oceaneering International, Inc. *	62,988	2,847,058
Patriot Coal Corp. * (a)	85,055	542,651
Patterson-UTI Energy, Inc.	176,571	2,270,703
Plains Exploration & Production Company *	140,337	3,839,620
Pride International, Inc. *	199,832	5,007,790
Quicksilver Resources, Inc. * (a)	130,371	1,211,147
Southern Union Company	142,808	2,626,239
Superior Energy Services, Inc. *	89,966	1,553,713
Tidewater, Inc. (a)	59,519	2,551,579
Unit Corp. *	54,727	1,508,823

		53,326,131
Financial - 16.97%
Affiliated Managers Group, Inc. *	47,512	2,764,723
Alexandria Real Estate Equities, Inc., REIT (a)	45,327	1,622,253
AMB Property Corp., REIT	168,331	3,166,306
American Financial Group, Inc.	86,607	1,868,979
AmeriCredit Corp. * (a)	152,908	2,071,903
Apollo Investment Corp.	163,731	982,386
Arthur J. Gallagher & Company	115,355	2,461,676
Associated Banc Corp. (a)	147,200	1,840,000
Astoria Financial Corp.	93,859	805,310
BancorpSouth, Inc. (a)	83,462	1,713,475
Bank of Hawaii Corp.	55,043	1,972,191
BRE Properties, Inc., Class A, REIT	58,993	1,401,674
Broadridge Financial Solutions, Inc.	161,494	2,677,571
Brown & Brown, Inc.	133,615	2,662,947
Camden Property Trust, REIT	73,801	2,036,908
Cathay General Bancorp	57,028	542,336
City National Corp. (a)	49,361	1,817,966
Colonial Bancgroup, Inc. (a)	233,374	144,692

The accompanying notes are an integral part of the financial statements.

59

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Commerce Bancshares, Inc.	76,456	$2,433,594
Corporate Office Properties Trust, REIT	66,050	1,937,246
Cousins Properties, Inc., REIT (a)	51,149	434,767
Cullen Frost Bankers, Inc.	68,426	3,155,807
Duke Realty Corp., REIT	257,681	2,259,862
Eaton Vance Corp.	134,584	3,600,122
Equity One, Inc., REIT (a)	42,723	566,507
Essex Property Trust, Inc., REIT	31,606	1,966,841
Everest Re Group, Ltd.	70,829	5,069,232
Federal Realty Investment Trust, REIT	68,045	3,505,678
Fidelity National Financial, Inc., Class A	270,336	3,657,646
First American Corp.	107,326	2,780,817
First Niagara Financial Group, Inc.	172,406	1,968,877
FirstMerit Corp.	94,348	1,602,029
Fulton Financial Corp.	202,156	1,053,233
Hanover Insurance Group, Inc.	58,864	2,243,307
HCC Insurance Holdings, Inc.	129,170	3,101,372
Highwoods Properties, Inc., REIT	81,550	1,824,274
Horace Mann Educators Corp.	45,093	449,577
Hospitality Properties Trust, REIT	108,209	1,286,605
International Bancshares Corp. (a)	58,444	602,558
Jefferies Group, Inc. * (a)	145,748	3,108,805
Jones Lang LaSalle, Inc.	47,493	1,554,446
Liberty Property Trust, REIT	121,531	2,800,074
Mack-Cali Realty Corp., REIT	90,062	2,053,414
Mercury General Corp.	40,985	1,370,129
Nationwide Health Properties, Inc., REIT	118,111	3,040,177
New York Community Bancorp, Inc. (a)	397,419	4,248,409
NewAlliance Bancshares, Inc.	122,940	1,413,810
Old Republic International Corp.	276,936	2,727,820
OMEGA Healthcare Investors, Inc., REIT	94,872	1,472,413
PacWest Bancorp	28,255	371,836
Protective Life Corp.	98,521	1,127,080
Raymond James Financial, Inc. (a)	113,343	1,950,633
Realty Income Corp., REIT (a)	120,097	2,632,526
Regency Centers Corp., REIT	92,124	3,216,049
Reinsurance Group of America, Inc.	83,768	2,924,341
SEI Investments Company	153,834	2,775,165
SL Green Realty Corp., REIT (a)	88,435	2,028,699
Stancorp Financial Group, Inc.	56,436	1,618,584
SVB Financial Group *	37,966	1,033,435
Synovus Financial Corp.	323,301	966,670
TCF Financial Corp. (a)	129,782	1,735,185
The Macerich Company, REIT (a)	91,009	1,602,668
Trustmark Corp.	56,148	1,084,779
UDR, Inc., REIT	173,217	1,789,332
Unitrin, Inc.	56,788	682,592
Valley National Bancorp (a)	163,242	1,909,931
W.R. Berkley Corp.	158,390	3,400,633
Waddell & Reed Financial, Inc., Class A	99,075	2,612,608
Washington Federal, Inc.	101,364	1,317,732
Webster Financial Corp.	60,831	489,690
Weingarten Realty Investors, REIT	122,548	1,778,171
WestAmerica Bancorp (a)	33,605	1,667,144
Wilmington Trust Corp.	79,787	1,089,890

		143,648,117
Industrial - 16.52%
Aecom Technology Corp. *	105,546	$3,377,472
AGCO Corp. *	106,413	3,093,426
Alexander & Baldwin, Inc.	47,225	1,106,954
Alliant Techsystems, Inc. *	37,744	3,108,596
AMETEK, Inc.	123,670	4,276,508
AptarGroup, Inc.	77,982	2,633,452
Arrow Electronics, Inc. *	137,670	2,924,111
Avnet, Inc. *	173,901	3,657,138
BE Aerospace, Inc. *	116,312	1,670,240
Brinks Company	46,607	1,353,001
Brink’s Home Security Holdings, Inc. *	46,895	1,327,597
Bucyrus International, Inc., Class A	86,502	2,470,497
Carlisle Companies, Inc.	70,516	1,695,205
Clean Harbors, Inc. *	22,828	1,232,484
Commercial Metals Company	129,532	2,076,398
Con-way, Inc.	53,310	1,882,376
Crane Company	54,495	1,215,783
Donaldson Company, Inc.	88,847	3,077,660
Dycom Industries, Inc. *	44,896	496,999
Energizer Holdings, Inc. *	79,763	4,166,819
Federal Signal Corp.	56,061	428,867
GATX Corp.	54,339	1,397,599
Gentex Corp.	158,498	1,838,577
Graco, Inc. (a)	68,946	1,518,191
Granite Construction, Inc. (a)	38,290	1,274,291
Greif, Inc., Class A	39,415	1,742,931
Harsco Corp.	92,437	2,615,967
Hubbell, Inc., Class B	64,920	2,081,335
IDEX Corp.	92,897	2,282,479
Itron, Inc. * (a)	45,983	2,532,284
J.B. Hunt Transport Services, Inc. (a)	94,358	2,880,750
Joy Global, Inc.	117,670	4,203,172
Kansas City Southern * (a)	105,429	1,698,461
KBR, Inc.	184,737	3,406,550
Kennametal, Inc.	84,250	1,615,915
Lancaster Colony Corp.	22,867	1,007,749
Landstar Systems, Inc.	59,099	2,122,245
Lennox International, Inc.	54,225	1,741,165
Lincoln Electric Holdings, Inc.	48,944	1,763,942
Martin Marietta Materials, Inc. (a)	51,252	4,042,758
Matthews International Corp., Class A	35,036	1,090,320
Mettler-Toledo International, Inc. *	38,761	2,990,411
Mine Safety Appliances Company	34,341	827,618
National Instruments Corp.	64,427	1,453,473
Nordson Corp.	38,671	1,495,021
Overseas Shipholding Group, Inc.	27,523	936,883
Packaging Corp. of America	117,971	1,911,130
Pentair, Inc.	113,145	2,898,775
Roper Industries, Inc.	104,238	4,723,024
Shaw Group, Inc. *	96,193	2,636,650
Sonoco Products Company	114,888	2,751,568
SPX Corp.	56,413	2,762,545
Teleflex, Inc.	45,761	2,051,466
Terex Corp. *	123,931	1,495,847
Timken Company	98,065	1,674,950
Trinity Industries, Inc.	90,480	1,232,338

The accompanying notes are an integral part of the financial statements.

60

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
URS Corp. *	95,781	$4,743,075
Valmont Industries, Inc.	20,400	1,470,432
Varian, Inc. *	33,186	1,308,524
Vishay Intertechnology, Inc. *	214,778	1,458,343
Wabtec Corp.	54,988	1,768,964
Waste Connections, Inc. *	92,177	2,388,306
Werner Enterprises, Inc.	49,442	895,889
Woodward Governor Company	63,252	1,252,390
Worthington Industries, Inc.	69,073	883,444
YRC Worldwide, Inc. * (a)	68,435	118,392
Zebra Technologies Corp., Class A *	68,385	1,617,989

		139,875,711
Technology - 7.48%
ACI Worldwide, Inc. * (a)	40,325	562,937
Acxiom Corp.	78,777	695,601
Advent Software, Inc. * (a)	18,002	590,286
ANSYS, Inc. *	100,897	3,143,951
Atmel Corp. *	518,990	1,935,833
Cadence Design Systems, Inc. *	303,364	1,789,848
Cerner Corp. * (a)	77,891	4,851,830
Cree, Inc. * (a)	102,389	3,009,213
Diebold, Inc.	76,268	2,010,424
DST Systems, Inc. * (a)	46,932	1,734,137
FactSet Research Systems, Inc. (a)	48,083	2,397,899
Fair Isaac Corp.	56,242	869,501
Fairchild Semiconductor International, Inc. *	142,564	996,522
Imation Corp.	34,890	265,513
Integrated Device Technology, Inc. *	190,302	1,149,424
International Rectifier Corp. *	82,622	1,223,632
Intersil Corp., Class A	140,709	1,768,712
Jack Henry & Associates, Inc.	96,467	2,001,690
Lam Research Corp. *	145,512	3,783,312
ManTech International Corp. *	24,177	1,040,578
Mentor Graphics Corp. *	108,412	593,014
Metavante Technologies, Inc. *	103,677	2,681,087
MICROS Systems, Inc. *	92,561	2,343,645
NCR Corp. *	182,587	2,160,004
Palm, Inc. * (a)	158,689	2,629,477
Parametric Technology Corp. *	133,400	1,559,446
Semtech Corp. *	70,255	1,117,757
Silicon Laboratories, Inc. *	51,446	1,951,861
SRA International, Inc., Class A *	48,562	852,749
Sybase, Inc. *	95,729	3,000,147
Synopsys, Inc. *	165,920	3,237,099
Thomas & Betts Corp. *	60,804	1,754,803
Trimble Navigation, Ltd. *	137,600	2,701,088
Wind River Systems, Inc. *	78,784	902,865

		63,305,885
Utilities - 6.14%
AGL Resources, Inc.	88,843	2,825,207
Alliant Energy Corp.	127,371	3,328,204
Aqua America, Inc. (a)	156,165	2,795,354
Black Hills Corp.	44,666	1,026,871
Cleco Corp.	69,537	1,559,020
DPL, Inc.	133,502	3,093,241
Energen Corp.	82,549	$3,293,705
Great Plains Energy, Inc.	155,473	2,417,605
Hawaiian Electric Industries, Inc. (a)	105,378	2,008,505
IDACORP, Inc.	54,275	1,418,749
MDU Resources Group, Inc.	211,784	4,017,542
NSTAR	122,962	3,948,310
NV Energy, Inc.	269,847	2,911,649
OGE Energy Corp.	110,562	3,131,116
ONEOK, Inc.	121,228	3,575,014
PNM Resources, Inc.	99,721	1,068,012
UGI Corp.	124,643	3,177,150
Vectren Corp.	93,298	2,185,972
Westar Energy, Inc.	125,107	2,348,258
WGL Holdings, Inc.	57,725	1,848,355

		51,977,839

TOTAL COMMON STOCKS (Cost $1,032,847,475)		$820,620,746

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration date 03/02/2012; strike price $12.21) *	935	37

TOTAL WARRANTS (Cost $0)		$37

SHORT TERM INVESTMENTS - 11.14%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$9,425,489	$94,356,683

TOTAL SHORT TERM INVESTMENTS (Cost $94,291,387)		$94,356,683

REPURCHASE AGREEMENTS - 1.63%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $13,768,004 on 07/01/2009, collateralized by $11,280,000 U.S. Treasury Bonds, 6.25% due 08/15/2023 (valued at $14,043,600, including interest)	$13,768,000	$13,768,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,768,000)		$13,768,000

Total Investments (Mid Cap Index Trust) (Cost $1,140,906,862) - 109.71%		$928,745,466
Other assets and liabilities, net - (9.71)%		(82,225,146)

TOTAL NET ASSETS - 100.00%		$846,520,320

Small Cap Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.98%
Basic Materials - 3.33%
A. Schulman, Inc.	15,922	$240,581

The accompanying notes are an integral part of the financial statements.

61

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Aceto Corp.	19,469	$129,858
Allied Nevada Gold Corp. * (a)	30,426	245,233
AMCOL International Corp. (a)	15,860	342,259
American Vanguard Corp. (a)	13,623	153,940
Arch Chemicals, Inc.	16,787	412,792
Balchem Corp.	12,706	311,551
Brush Engineered Materials, Inc. *	13,718	229,776
Buckeye Technologies, Inc. *	27,243	122,321
Century Aluminum Company *	30,433	189,598
China Precision Steel, Inc. * (a)	24,366	60,428
Clearwater Paper Corp. *	7,754	196,099
Coeur d’Alene Mines Corp. * (a)	46,272	569,146
Compass Minerals International, Inc.	21,674	1,190,119
Deltic Timber Corp.	7,282	258,292
Domtar Corp. *	27,668	458,735
Ferro Corp.	31,581	86,848
General Moly, Inc. *	45,548	101,116
General Steel Holdings, Inc. * (a)	11,213	44,516
Gibraltar Industries, Inc.	19,118	131,341
H.B. Fuller Company	32,323	606,703
Hawkins, Inc.	7,074	159,731
Hecla Mining Company * (a)	146,567	392,799
Horsehead Holding Corp. *	24,388	181,691
ICO, Inc. *	24,730	67,266
Innophos Holdings, Inc.	11,635	196,515
Innospec, Inc.	16,559	178,009
Kaiser Aluminum Corp.	10,445	375,080
KapStone Paper and Packaging Corp. *	15,818	74,186
Landec Corp. *	20,577	139,718
Louisiana-Pacific Corp. *	68,466	234,154
Metabolix, Inc. * (a)	14,217	116,864
Minerals Technologies, Inc.	12,498	450,178
Neenah Paper, Inc.	11,596	102,161
Newmarket Corp.	6,663	448,620
Olin Corp.	51,674	614,404
Olympic Steel, Inc.	6,425	157,220
OM Group, Inc. *	20,321	589,715
Omnova Solutions, Inc. *	34,312	111,857
Orchids Paper Products Company *	4,829	99,236
P.H. Glatfelter Company	30,424	270,774
Paramount Gold and Silver Corp. *	52,843	80,321
PolyOne Corp. *	63,866	173,077
Potlatch Corp.	26,406	641,402
Quaker Chemical Corp.	8,340	110,839
Rock-Tenn Company, Class A	25,425	970,218
Rockwood Holdings, Inc. *	32,866	481,158
Royal Gold, Inc.	24,404	1,017,647
RTI International Metals, Inc. *	15,858	280,211
Schweitzer Mauduit International, Inc.	10,632	289,297
Sensient Technologies Corp.	32,987	744,516
ShengdaTech, Inc. * (a)	21,008	79,200
Solutia, Inc. *	63,059	363,220
Spartech Corp.	21,990	202,088
Stepan Company	5,035	222,346
Stillwater Mining Company *	26,995	154,141
Symyx Technologies, Inc. *	24,940	145,899
U.S. Gold Corp. *	61,851	$163,287
Universal Stainless & Alloy Products, Inc. *	6,052	98,466
Uranerz Energy Corp. *	36,514	68,646
Uranium Energy Corp. *	33,954	98,467
USEC, Inc. * (a)	75,159	399,846
W.R. Grace & Company *	48,290	597,347
Wausau-Mosinee Paper Corp.	29,708	199,638
Westlake Chemical Corp.	12,628	257,485
Zep, Inc.	14,862	179,087
Zoltek Companies, Inc. * (a)	19,181	186,439

		19,245,718
Communications - 7.57%
3Com Corp. *	259,760	1,223,470
AboveNet, Inc. *	4,190	339,306
Acacia Research - Acacia Technologies *	23,334	183,639
Acme Packet, Inc. *	26,084	263,970
ActivIdentity Corp. *	44,693	113,073
Adaptec, Inc. *	83,261	220,642
ADC Telecommunications, Inc. *	64,632	514,471
ADTRAN, Inc.	36,589	785,566
Airvana, Inc. *	18,052	114,991
Alaska Communications Systems Group, Inc. (a)	33,317	243,880
Anaren, Inc. *	11,027	194,957
Anixter International, Inc. * (a)	19,731	741,688
APAC Customer Services, Inc. *	17,827	91,453
Applied Signal Technology, Inc.	9,508	242,549
Ariba, Inc. *	58,650	577,116
Arris Group, Inc. *	83,118	1,010,715
Art Technology Group, Inc. *	85,825	326,135
Aruba Networks, Inc. *	39,481	345,064
AsiaInfo Holdings, Inc. *	19,738	339,691
Atheros Communications, Inc. * (a)	40,526	779,720
Atlantic Tele-Network, Inc.	6,669	262,025
Avocent Corp. *	29,672	414,221
Belo Corp., Class A	63,633	113,903
BigBand Networks, Inc. *	24,301	125,636
Black Box Corp.	11,845	396,452
Blue Coat Systems, Inc. *	26,558	439,269
Cbeyond Communications, Inc. *	16,523	237,105
Centennial Communications Corp., Class A *	57,436	480,165
Chordiant Software, Inc. *	23,765	86,267
Cincinnati Bell, Inc. *	146,727	416,705
CKX, Inc. *	38,695	274,348
Cogent Communications Group, Inc. *	30,404	247,793
comScore, Inc. *	14,926	198,814
Comtech Telecommunications Corp. *	18,875	601,735
Consolidated Communications Holdings, Inc. (a)	18,600	217,806
Constant Contact, Inc. *	16,228	321,964
Courier Corp.	9,104	138,927
Cybersource Corp. * (a)	46,597	712,934
D&E Communications, Inc.	12,322	126,054
DealerTrack Holdings, Inc. *	25,389	431,613
DG Fastchannel, Inc. *	12,410	227,103
Digital River, Inc. *	25,613	930,264
DigitalGlobe, Inc. *	9,808	188,314
Dolan Media Company *	20,552	262,860

The accompanying notes are an integral part of the financial statements.

62

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Earthlink, Inc. *	71,371	$528,859
EMS Technologies, Inc. *	10,920	228,228
Entrust, Inc. *	45,537	82,422
eResearch Technology, Inc. *	30,271	187,983
Extreme Networks, Inc. *	66,545	133,090
Fibernet Telecom Group, Inc. *	7,195	89,362
Fisher Communications, Inc. *	5,984	76,535
General Communication, Inc., Class A *	30,703	212,772
GeoEye, Inc. * (a)	12,859	302,958
Global Crossing, Ltd. * (a)	20,387	187,153
Global Sources, Ltd. *	11,388	82,107
Globecomm Systems, Inc. *	17,633	126,781
GSI Commerce, Inc. *	16,966	241,765
Harmonic, Inc. *	64,598	380,482
Harris Stratex Networks, Inc., Class A *	42,025	272,322
Harte-Hanks, Inc. (a)	25,522	236,078
Health Grades, Inc. *	21,244	83,064
Hughes Communications, Inc. *	6,225	142,117
i2 Technologies, Inc. *	11,372	142,719
Infinera Corp. * (a)	56,105	512,239
InfoSpace, Inc. *	25,077	166,261
InterDigital, Inc. *	29,385	718,169
Internap Network Services Corp. *	37,907	132,295
Internet Capital Group, Inc. *	26,075	175,485
inVentiv Health, Inc. *	23,217	314,126
Iowa Telecommunications Services, Inc.	24,433	305,657
iPass, Inc. *	47,071	75,314
iPCS, Inc. *	11,710	175,182
Ixia *	21,957	147,990
J2 Global Communications, Inc. *	30,020	677,251
Keynote Systems, Inc. *	12,111	92,528
Knology, Inc. *	22,096	190,688
KVH Industries, Inc. *	14,009	95,681
Lionbridge Technologies, Inc. *	47,186	86,822
Liquidity Services, Inc. *	10,516	103,688
LodgeNet Entertainment Corp. *	15,731	53,485
LoopNet, Inc. *	14,298	110,810
Loral Space & Communications, Inc. *	7,215	185,786
Martha Stewart Living Omnimedia, Inc., Class A *	23,245	71,130
Mastec, Inc. *	35,102	411,395
Mediacom Communications Corp., Class A *	28,014	143,152
ModusLink Global Solutions, Inc. *	31,650	217,119
Move, Inc. *	105,047	226,902
Neutral Tandem, Inc. *	22,086	651,979
Newport Corp. *	26,719	154,703
NIC, Inc. *	34,616	234,350
Novatel Wireless, Inc. *	20,482	184,748
NTELOS Holdings Corp.	20,615	379,728
Oclaro, Inc. *	73,929	47,093
Online Resources Corp. *	18,704	116,713
Openwave Systems, Inc. *	60,932	136,488
Oplink Communications, Inc. *	15,511	176,825
Orbitz Worldwide, Inc. *	26,750	50,825
Outdoor Channel Holdings, Inc. *	12,398	73,148
PAETEC Holding Corp. *	84,557	228,304
Parkervision, Inc. * (a)	24,391	$74,636
PC-Tel, Inc. *	18,417	98,531
Perficient, Inc. *	20,180	141,058
Plantronics, Inc.	32,527	615,086
Polycom, Inc. *	55,976	1,134,634
Powerwave Technologies, Inc. * (a)	92,334	148,658
Preformed Line Products Company	1,750	77,105
Premiere Global Services, Inc. *	40,721	441,416
Rackspace Hosting, Inc. *	44,483	616,534
RCN Corp. *	27,380	163,459
RealNetworks, Inc. *	57,253	171,186
RF Micro Devices, Inc. *	178,382	670,716
RightNow Technologies, Inc. *	15,133	178,569
S1 Corp. *	36,804	253,948
Saba Software, Inc. *	20,596	79,295
Sapient Corp. *	56,395	354,725
SAVVIS, Inc. *	24,482	280,564
Shenandoah Telecommunications Company	16,620	337,220
ShoreTel, Inc. *	31,041	248,328
Sinclair Broadcast Group, Inc., Class A	37,178	72,125
SonicWALL, Inc. *	37,595	206,021
Sonus Networks, Inc. *	136,790	220,232
Sourcefire, Inc. *	15,451	191,438
Starent Networks Corp. * (a)	26,323	642,544
SumTotal Systems, Inc. *	23,068	110,957
Support.com, Inc. *	7,657	16,692
SupportSoft, Inc. *	36,668	79,936
Switch & Data Facilities Company, Inc. *	13,781	161,651
Sycamore Networks, Inc. *	130,789	409,370
Symmetricom, Inc. *	32,149	185,500
Syniverse Holdings, Inc. *	45,469	728,868
Tekelec, Inc. *	44,470	748,430
TeleCommunication Systems, Inc. *	26,480	188,273
Terremark Worldwide, Inc. *	36,576	211,409
The Knot, Inc. *	21,552	169,830
TIBCO Software, Inc. *	116,745	837,062
TW Telecom, Inc. *	100,297	1,030,050
United Online, Inc.	56,372	366,982
USA Mobility, Inc. *	16,895	215,580
UTStarcom, Inc. * (a)	77,443	126,232
ValueClick, Inc. *	58,333	613,663
VASCO Data Security International, Inc. *	18,898	138,144
Viasat, Inc. *	17,553	450,059
Vignette Corp. *	16,348	214,976
Virgin Mobile USA, Inc. *	25,662	103,161
Vocus, Inc. *	11,340	224,078
Web.com Group, Inc. *	20,840	117,329
Websense, Inc. *	29,786	531,382
World Wrestling Entertainment, Inc., Class A	16,532	207,642
Zixit Corp. *	50,333	75,500

		43,746,013
Consumer, Cyclical - 12.66%
99 Cents Only Stores *	31,662	429,970
Aeropostale, Inc. *	45,220	1,549,689
AFC Enterprises, Inc. *	19,908	134,379
Airtran Holdings, Inc. * (a)	80,767	499,948

The accompanying notes are an integral part of the financial statements.

63

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Alaska Air Group, Inc. *	24,693	$450,894
Allegiant Travel Company * (a)	10,255	406,508
Allion Healthcare, Inc. *	16,799	99,954
Ambassadors Group, Inc.	13,496	185,840
American Apparel, Inc. * (a)	22,038	80,218
American Axle & Manufacturing Holdings, Inc.	30,624	105,347
American Woodmark Corp.	7,544	180,679
Americas Car Mart, Inc. * (a)	7,363	150,942
Amerigon, Inc. *	16,815	102,572
Ameristar Casinos, Inc.	17,529	333,577
AnnTaylor Stores Corp. *	39,776	317,412
ArvinMeritor, Inc.	49,971	219,373
Asbury Automotive Group, Inc.	21,749	222,710
Ascent Media Corp., Class A *	9,907	263,328
ATC Technology Corp. *	13,812	200,274
Audiovox Corp., Class A *	14,459	84,730
Bally Technologies, Inc. *	36,619	1,095,640
Beacon Roofing Supply, Inc. *	30,747	444,602
Beazer Homes USA, Inc. * (a)	29,009	53,086
Bebe Stores, Inc.	16,049	110,417
Benihana, Inc., Class A *	12,348	78,039
Big 5 Sporting Goods Corp.	15,223	168,366
BJ’s Restaurants, Inc. *	13,932	235,033
BMP Sunstone Corp. * (a)	24,035	113,926
Bob Evans Farms, Inc.	21,011	603,856
Borders Group, Inc. *	34,323	126,309
Brightpoint, Inc. *	33,813	212,008
Brown Shoe, Inc.	28,075	203,263
Brunswick Corp. (a)	59,475	256,932
Buffalo Wild Wings, Inc. * (a)	12,343	401,394
Build A Bear Workshop, Inc. *	14,123	63,130
Cabela’s, Inc. * (a)	26,664	327,967
California Pizza Kitchen, Inc. *	13,841	183,947
Callaway Golf Company (a)	44,505	225,640
Carmike Cinemas, Inc.	8,893	74,523
Carter’s, Inc. *	37,927	933,383
Casey’s General Stores, Inc.	33,845	869,478
Cash America International, Inc.	19,717	461,181
Cato Corp., Class A	19,142	333,836
Cavco Industries, Inc. *	5,913	149,776
CEC Entertainment, Inc. *	15,652	461,421
Charlotte Russe Holding, Inc. *	14,740	189,851
Charming Shoppes, Inc. *	77,598	288,665
Cherokee, Inc.	6,568	130,178
Chico’s FAS, Inc. *	118,904	1,156,936
Children’s Place Retail Stores, Inc. * (a)	15,939	421,268
China Housing & Land Development, Inc. *	20,972	120,799
Chindex International, Inc. *	9,977	123,415
Christopher & Banks Corp.	25,616	171,883
Churchill Downs, Inc.	6,758	227,474
Cinemark Holdings, Inc.	21,313	241,263
Citi Trends, Inc. *	9,954	257,610
CKE Restaurants, Inc.	33,941	287,820
Coldwater Creek, Inc. *	38,667	234,322
Collective Brands, Inc. *	43,001	626,525
Columbia Sportswear Company (a)	7,527	232,735
Conn’s, Inc. * (a)	7,260	$90,750
Cooper Tire & Rubber Company	39,296	389,816
Core-Mark Holding Company, Inc. *	7,272	189,508
Cracker Barrel Old Country Store, Inc.	15,449	431,027
Crocs, Inc. *	57,211	194,517
Dana Holding Corp. *	71,222	91,164
Deckers Outdoor Corp. *	8,795	618,025
Denny’s Corp. *	68,780	147,877
Destination Maternity Corp. *	4,202	70,089
Dillard’s, Inc., Class A	34,308	315,634
DineEquity, Inc. (a)	11,964	373,157
Domino’s Pizza, Inc. *	25,650	192,119
Dorman Products, Inc. *	8,095	111,954
DSW, Inc., Class A *	9,429	92,876
DTS, Inc. *	11,716	317,152
Ethan Allen Interiors, Inc. (a)	16,818	174,234
Exide Technologies *	34,329	128,047
FGX International Holdings, Ltd. *	10,391	118,250
Finish Line, Inc.	28,642	212,524
First Cash Financial Services, Inc. *	15,870	278,042
Force Protection, Inc. *	47,432	419,299
Fred’s, Inc., Class A	27,651	348,403
Fuel Systems Solutions, Inc. * (a)	8,564	172,907
Fuqi International, Inc. * (a)	6,754	139,875
Furniture Brands International, Inc.	28,644	86,791
G & K Services, Inc., Class A	12,835	271,460
Gaylord Entertainment Company * (a)	23,867	303,350
Genesco, Inc. *	12,836	240,932
G-III Apparel Group, Ltd. *	9,900	113,751
Great Wolf Resorts, Inc. *	25,533	52,087
Group 1 Automotive, Inc. (a)	16,020	416,840
Gymboree Corp. *	19,557	693,882
Haverty Furniture Companies, Inc. (a)	14,011	128,201
Hawaiian Holdings, Inc. *	36,241	218,171
Herman Miller, Inc.	35,819	549,463
hhgregg, Inc. *	7,559	114,594
Hibbett Sports, Inc. *	19,471	350,478
HNI Corp.	29,786	537,935
Hooker Furniture Corp.	9,299	106,753
Hot Topic, Inc. *	30,660	224,125
Houston Wire & Cable Company	12,650	150,662
Hovnanian Enterprises, Inc., Class A * (a)	36,543	86,241
HSN, Inc. *	26,871	284,026
Iconix Brand Group, Inc. *	40,332	620,306
Insight Enterprises, Inc. *	31,271	302,078
Interface, Inc., Class A	32,881	203,862
Interval Leisure Group, Inc. *	27,028	251,901
Isle of Capri Casinos, Inc. * (a)	10,966	146,067
J. Crew Group, Inc. *	33,721	911,141
Jack in the Box, Inc. *	38,321	860,306
Jakks Pacific, Inc. *	19,793	253,944
JetBlue Airways Corp. *	153,871	657,029
Jo-Ann Stores, Inc. *	17,724	366,355
Jones Apparel Group, Inc.	57,205	613,810
Jos. A. Bank Clothiers, Inc. *	12,328	424,823
Kimball International, Inc., Class B	28,873	180,168

The accompanying notes are an integral part of the financial statements.

64

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Kirklands, Inc. *	9,649	$115,884
Knoll, Inc.	32,320	244,986
Krispy Kreme Doughnuts, Inc. *	40,997	122,991
K-Swiss, Inc., Class A	19,092	162,282
La-Z-Boy, Inc.	36,298	171,327
Leapfrog Enterprises, Inc., Class A *	29,611	67,809
Life Time Fitness, Inc. * (a)	27,064	541,551
Lithia Motors, Inc., Class A	12,605	116,470
Liz Claiborne, Inc.	63,365	182,491
Luby’s Cafeterias, Inc. *	19,388	78,715
Lululemon Athletica, Inc. * (a)	27,327	356,071
Lumber Liquidators, Inc. * (a)	9,974	157,190
M/I Homes, Inc. *	12,774	125,057
Macrovision Solutions Corp. *	67,759	1,477,824
Maidenform Brands, Inc. *	13,510	154,960
Marcus Corp.	14,901	156,759
Marvel Entertainment, Inc. *	32,592	1,159,949
McCormick & Schmick’s Seafood Restaurants, Inc. *	12,605	95,924
Meritage Homes Corp. *	21,262	401,001
Miller Industries, Inc. *	10,213	89,874
Mobile Mini, Inc. *	24,126	353,928
Modine Manufacturing Company	23,417	112,402
Monarch Casino & Resort, Inc. *	8,006	58,444
Morgans Hotel Group Company * (a)	19,264	73,781
Movado Group, Inc.	12,276	129,389
Multimedia Games, Inc. *	21,641	107,339
MWI Veterinary Supply, Inc. *	7,522	262,217
National Cinemedia, Inc.	28,657	394,320
National Presto Industries, Inc.	3,344	254,478
New York & Company, Inc. *	17,893	55,289
Nu Skin Enterprises, Inc., Class A	33,305	509,567
O’Charley’s, Inc.	13,157	121,702
OfficeMax, Inc.	51,115	321,002
Orient Express Hotels, Ltd., Class A	51,816	439,918
Owens & Minor, Inc.	27,716	1,214,515
Oxford Industries, Inc.	9,551	111,269
P.F. Chang’s China Bistro, Inc. * (a)	16,118	516,743
Pacific Sunwear of California, Inc. *	44,866	151,198
Pantry, Inc. *	15,367	255,092
Papa John’s International, Inc. *	15,127	374,998
Perry Ellis International, Inc. *	7,961	57,956
Pier 1 Imports, Inc. *	63,182	125,732
Pinnacle Entertainment, Inc. *	41,099	381,810
Polaris Industries, Inc. (a)	20,420	655,890
Pool Corp. (a)	32,781	542,853
PriceSmart, Inc.	11,301	189,292
Quiksilver, Inc. *	85,192	157,605
RC2 Corp. *	12,347	163,351
Red Robin Gourmet Burgers, Inc. *	10,839	203,231
Regis Corp.	29,546	514,396
Rentrak Corp. *	8,813	144,798
Republic Airways Holdings, Inc. *	25,418	165,980
Rex Stores Corp. *	6,409	64,475
Ruby Tuesday, Inc. *	35,615	237,196
Rush Enterprises, Inc., Class A *	22,614	263,453
Ruth’s Chris Steak House, Inc. *	16,759	$61,506
Ryland Group, Inc.	29,020	486,375
Saks, Inc. *	79,061	350,240
Sally Beauty Holdings, Inc. * (a)	62,707	398,817
ScanSource, Inc. *	17,841	437,461
Scholastic Corp.	15,299	302,767
School Specialty, Inc. *	12,977	262,265
Sealy Corp. * (a)	30,893	60,550
Shoe Carnival, Inc. *	7,320	87,328
Shuffle Master, Inc. *	37,757	249,574
Skechers U.S.A., Inc., Class A *	22,405	218,897
Skyline Corp.	5,915	128,651
SkyWest, Inc.	37,378	381,256
Sonic Automotive, Inc. (a)	15,820	160,731
Sonic Corp. *	41,520	416,446
Speedway Motorsports, Inc.	8,990	123,702
Stage Stores, Inc.	25,578	283,916
Standard Motor Products, Inc.	12,451	102,970
Standard Pacific Corp. *	70,521	143,158
Steelcase, Inc. Class A	47,510	276,508
Stein Mart, Inc. *	17,493	154,988
Steven Madden, Ltd. *	10,755	273,715
Superior Industries International, Inc.	16,057	226,404
Systemax, Inc. *	7,224	86,038
Talbots, Inc. (a)	17,435	94,149
Tempur-Pedic International, Inc. (a)	49,998	653,474
Tenneco, Inc. *	31,901	338,151
Texas Roadhouse, Inc., Class A *	34,069	371,693
The Buckle, Inc. (a)	16,977	539,359
The Cheesecake Factory, Inc. * (a)	40,303	697,242
The Dress Barn, Inc. * (a)	30,169	431,417
The Men’s Wearhouse, Inc. (a)	34,826	667,963
The Pep Boys - Manny, Moe & Jack	32,873	333,332
The Steak & Shake Company * (a)	17,554	153,422
The Wet Seal, Inc., Class A *	66,786	205,033
Timberland Company, Class A *	29,075	385,825
Titan International, Inc. (a)	24,053	179,676
Titan Machinery, Inc. *	9,895	125,568
TiVo, Inc. *	70,448	738,295
Town Sports International Holdings, Inc. *	16,786	62,948
Tractor Supply Company *	24,062	994,242
True Religion Apparel, Inc. *	17,126	381,910
Tuesday Morning Corp. *	22,725	76,583
Tween Brands, Inc. *	17,839	119,165
UAL Corp. * (a)	95,217	303,742
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,827	209,356
Under Armour, Inc., Class A * (a)	21,912	490,391
Unifirst Corp.	9,695	360,363
United Stationers, Inc. *	15,759	549,674
Universal Electronics, Inc. *	9,747	196,597
Universal Travel Group. *	7,785	87,114
US Airways Group, Inc. * (a)	88,014	213,874
Vail Resorts, Inc. *	19,780	530,500
Volcom, Inc. *	12,965	162,063
Warnaco Group, Inc. *	30,559	990,112
Watsco, Inc.	15,896	777,791

The accompanying notes are an integral part of the financial statements.

65

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Wendy’s/Arby’s Group, Inc.	244,355	$977,420
West Marine, Inc. *	15,792	87,014
Weyco Group, Inc.	5,651	130,482
Winnebago Industries, Inc. (a)	19,772	146,906
WMS Industries, Inc. *	29,167	919,052
Wolverine World Wide, Inc.	32,927	726,370
Wonder Auto Technology, Inc. *	10,240	103,731
World Fuel Services Corp. (a)	19,849	818,374
Youbet.com, Inc. *	24,213	79,903
Zale Corp. * (a)	17,760	61,094
Zumiez, Inc. * (a)	14,645	117,306

		73,182,682
Consumer, Non-cyclical - 24.09%
Aaron, Inc., Class B	31,948	952,689
Abaxis, Inc. * (a)	14,889	305,820
Abiomed, Inc. *	21,820	192,452
ABM Industries, Inc.	31,065	561,345
Accelrys, Inc. *	24,215	143,111
Acco Brands Corp. *	37,764	106,494
Accuray, Inc. *	27,064	180,517
Acorda Therapeutics, Inc. *	25,611	721,974
Actrade Financial Technologies, Ltd. * (e)	722	0
Administaff, Inc.	14,320	333,226
Advance America Cash Advance Centers, Inc.	30,976	137,224
Affymax, Inc. *	9,698	178,734
Affymetrix, Inc. *	47,839	283,685
AgFeed Industries, Inc. * (a)	19,040	112,907
Air Methods Corp. *	7,406	202,628
Albany Molecular Research, Inc. *	16,301	136,765
Alexion Pharmaceuticals, Inc. *	54,972	2,260,449
Alico, Inc. (a)	3,226	96,845
Align Technology, Inc. *	39,109	414,555
Alkermes, Inc. *	63,432	686,334
Alliance Imaging, Inc. *	19,041	139,571
Alliance One International, Inc. *	60,709	230,694
Allied Healthcare International, Inc. *	40,229	87,297
Allos Therapeutics, Inc. *	42,367	351,222
Almost Family, Inc. *	5,119	133,657
Alnylam Pharmaceuticals, Inc. * (a)	24,222	539,424
Alphatec Holdings, Inc. *	27,527	91,390
AMAG Pharmaceuticals, Inc. *	11,461	626,573
Amedisys, Inc. *	18,226	601,823
America Service Group, Inc. *	7,091	113,952
American Dairy, Inc. * (a)	5,448	216,068
American Greetings Corp., Class A	27,321	319,109
American Italian Pasta Company, Class A *	14,442	420,840
American Medical Systems Holdings, Inc. * (a)	49,535	782,653
American Oriental Bioengineering, Inc. * (a)	41,743	220,820
American Public Education, Inc. *	12,547	496,987
AMERIGROUP Corp. *	35,058	941,307
AMN Healthcare Services, Inc. *	23,941	152,744
AmSurg Corp. *	20,702	443,851
Andersons, Inc.	12,323	368,951
AngioDynamics, Inc. *	17,098	226,890
Arbitron, Inc.	17,978	285,670
Ardea Biosciences, Inc. * (a)	10,351	162,925
Arden Group, Inc.	939	$117,469
Arena Pharmaceuticals, Inc. *	54,469	271,800
Ariad Pharmaceuticals, Inc. * (a)	65,955	104,868
Arqule, Inc. *	29,456	180,860
Array BioPharma, Inc. *	35,943	112,861
ARYx Therapeutics, Inc. *	16,773	69,272
Assisted Living Concepts, Inc. *	7,486	108,921
athenahealth, Inc. *	22,624	837,314
Atrion Corp.	1,169	156,751
ATS Medical, Inc. *	37,294	122,697
Auxilium Pharmaceuticals, Inc. * (a)	28,905	907,039
AVANIR Pharmaceuticals *	45,036	99,980
AVI BioPharma, Inc. *	59,645	94,239
Avis Budget Group, Inc. *	68,372	386,302
B&G Foods, Inc.	13,358	112,341
Bankrate, Inc. * (a)	8,454	213,379
Bare Escentuals, Inc. *	44,322	393,136
Barrett Business Services, Inc.	9,842	103,341
Bio Reference Labs, Inc. *	8,198	259,139
Biocryst Pharmaceuticals, Inc. *	15,343	61,832
Biodel, Inc. * (a)	12,944	66,791
BioDelivery Sciences International, Inc. *	9,693	64,652
BioMimetic Therapeutics, Inc. *	9,923	91,689
Bio-Rad Laboratories, Inc., Class A *	12,769	963,804
BioScrip, Inc. *	29,474	174,486
Blue Nile, Inc. * (a)	8,514	366,017
Blyth, Inc.	4,151	136,111
Boston Beer Company, Inc. *	6,282	185,884
Bovie Medical Corp. *	14,890	129,692
Bowne & Company, Inc.	19,743	128,526
Bridgepoint Education, Inc. *	9,619	163,523
Bruker BioSciences Corp. *	32,553	301,441
Cadence Pharmaceuticals, Inc. * (a)	17,244	172,268
Cadiz, Inc. *	12,421	119,614
Calavo Growers, Inc.	8,042	159,473
Cal-Maine Foods, Inc.	9,534	237,969
Cambrex Corp. *	23,645	97,417
Cantel Medical Corp. *	9,222	149,673
Capella Education Company * (a)	9,953	596,682
Capital Senior Living Corp. *	19,335	87,974
Cardiac Science Corp. *	18,456	74,193
CardioNet, Inc. * (a)	16,422	268,007
Catalyst Health Solutions, Inc. *	24,416	608,935
CBIZ, Inc. *	31,290	222,785
CDI Corp.	9,309	103,795
Celera Corp. *	55,205	421,214
Cell Therapeutics, Inc. *	310,497	534,055
Celldex Therapeutics, Inc. *	8,495	66,431
Centene Corp. *	28,778	574,984
Central Garden & Pet Company, Class A *	41,662	410,371
Cenveo, Inc. * (a)	34,169	144,535
Cepheid, Inc. *	38,989	367,276
Chattem, Inc. *	13,177	897,354
Chelsea Therapeutics International, Inc. *	17,714	74,576
Chemed Corp.	15,194	599,859
China Sky One Medical, Inc. * (a)	7,631	102,866

The accompanying notes are an integral part of the financial statements.

66

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) -
continued (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
ChinaCast Education Corp. *	21,934	$156,170
Chiquita Brands International, Inc. * (a)	30,456	312,479
Clarient, Inc. *	22,933	85,311
Clinical Data, Inc. *	8,229	90,684
Coca-Cola Bottling Company Consolidated	3,250	179,172
Coinstar, Inc. *	20,199	539,313
Compass Diversified Trust	17,683	143,055
Conceptus, Inc. *	20,602	348,174
CONMED Corp. *	19,915	309,081
Consolidated Graphics, Inc. *	7,385	128,647
Corinthian Colleges, Inc. *	53,899	912,510
Cornell Corrections, Inc. *	8,394	136,067
Cornerstone Therapeutics, Inc. *	6,349	69,712
Corporate Executive Board Company	23,049	478,497
CorVel Corp. *	5,396	122,867
CoStar Group, Inc. * (a)	13,460	536,650
Cougar Biotechnology, Inc. *	10,059	432,135
CPI Corp.	4,167	70,797
CRA International, Inc. *	7,757	215,334
Cross Country Healthcare, Inc. *	22,338	153,462
Cryolife, Inc. *	21,140	117,116
CSS Industries, Inc.	5,952	121,302
Cubist Pharmaceuticals, Inc. *	38,518	706,035
Curis, Inc. *	56,113	89,220
Cutera, Inc. *	12,573	108,379
Cyberonics, Inc. * (a)	18,692	310,848
Cypress Biosciences, Inc. *	26,440	249,065
Cytokinetics, Inc. *	31,938	90,385
Cytori Therapeutics, Inc. * (a)	19,968	72,084
Delcath Systems, Inc. *	19,944	71,400
Deluxe Corp.	34,260	438,871
Dendreon Corp. * (a)	77,679	1,930,323
DepoMed, Inc. *	40,033	130,107
DexCom, Inc. *	31,762	196,607
Diamond Foods, Inc.	11,357	316,860
Diamond Management & Technology Consultants, Inc.	21,395	89,859
Discovery Laboratories, Inc. *	94,125	96,949
Dollar Financial Corp. *	16,645	229,535
Dollar Thrifty Automotive Group, Inc. *	14,914	208,050
Drugstore.com, Inc. *	64,086	116,637
Durect Corp. *	58,912	140,211
Dyax Corp. *	44,571	95,382
DynCorp International, Inc. *	16,913	283,969
Electro Rent Corp.	13,941	132,300
Electro-Optical Sciences, Inc. *	13,637	106,232
Elizabeth Arden, Inc. *	18,234	159,183
Emergency Medical Services Corp., Class A *	6,866	252,806
Emergent Biosolutions, Inc. *	11,457	164,179
Emeritus Corp. *	13,339	176,208
Endologix, Inc. *	36,705	122,595
Ennis Business Forms, Inc.	18,777	233,961
Enzo Biochem, Inc. *	24,477	108,433
Enzon Pharmaceuticals, Inc. * (a)	30,925	243,380
Euronet Worldwide, Inc. *	32,877	637,485
EV3, Inc. *	47,504	509,243
Exactech, Inc. *	6,453	$93,568
Exelixis, Inc. * (a)	71,838	349,851
Exlservice Holdings, Inc. *	10,867	121,819
Exponent, Inc. *	9,705	237,870
Facet Biotech Corp. *	17,441	162,027
Farmer Brothers Company	5,183	118,587
First Advantage Corp., Class A *	8,919	135,658
Flowers Foods, Inc.	52,011	1,135,920
Forrester Research, Inc. *	10,791	264,919
Fossil, Inc. *	31,397	756,040
Fresh Del Monte Produce, Inc. *	27,274	443,475
Gaiam, Inc., Class A *	14,156	77,433
Gartner Group, Inc., Class A *	39,471	602,327
Genomic Health, Inc. *	9,754	169,037
Genoptix, Inc. *	11,644	372,492
Gentiva Health Services, Inc. *	19,667	323,719
Geron Corp. * (a)	59,921	459,594
Global Cash Access, Inc. * (a)	26,890	214,044
Grand Canyon Education, Inc. *	10,970	184,077
Great Lakes Dredge & Dock Company	27,727	132,535
Green Mountain Coffee Roasters, Inc. * (a)	20,158	1,191,741
Griffin Land & Nurseries, Inc.	3,119	97,562
GTx, Inc. * (a)	13,821	127,568
H&E Equipment Services, Inc. *	19,610	183,353
Haemonetics Corp. *	17,048	971,736
Hain Celestial Group, Inc. *	27,934	436,050
Halozyme Therapeutics, Inc. *	42,531	296,441
Hanger Orthopedic Group, Inc. *	17,098	232,362
Hansen Medical, Inc. * (a)	18,442	91,103
Harvard Bioscience, Inc. *	24,335	96,123
Healthcare Services Group, Inc.	29,785	532,556
Healthsouth Corp. * (a)	58,818	849,332
Healthspring, Inc. *	32,694	355,057
Healthways, Inc. *	22,910	308,140
Heartland Payment Systems, Inc.	25,879	247,662
Heckmann Corp. *	55,592	208,470
Heidrick & Struggles International, Inc. (a)	12,024	219,438
Helen of Troy, Ltd. *	20,003	335,850
Hemispherx Biopharma, Inc. *	75,647	192,143
Hill International, Inc. *	19,345	83,184
HMS Holdings Corp. *	17,581	715,898
HQ Sustainable Maritime Industries, Inc. *	8,637	79,029
Human Genome Sciences, Inc. * (a)	91,560	261,862
Huron Consulting Group, Inc. *	14,506	670,612
ICF International, Inc. *	6,277	173,182
ICU Medical, Inc. *	8,822	363,025
Idenix Pharmaceuticals, Inc. *	21,405	78,770
Idera Pharmaceuticals, Inc. *	17,003	99,638
I-Flow Corp. *	17,631	122,359
Immucor, Inc. *	47,184	649,252
Immunogen, Inc. *	34,556	297,527
Immunomedics, Inc. *	46,509	118,133
Impax Laboratories, Inc. *	41,597	306,154
Imperial Sugar Company	9,557	115,735
Incyte Corp. *	48,847	160,707
Indevus Pharmaceuticals, Inc. *	38,347	42,182

The accompanying notes are an integral part of the financial statements.

67

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Informatica Corp. *	58,415	$1,004,154
Ingles Markets, Inc.	10,340	157,582
Insmed, Inc. *	88,559	88,559
Inspire Pharmaceuticals, Inc. *	30,631	170,308
Insulet Corp. * (a)	18,343	141,241
Integra LifeSciences Holdings Corp. * (a)	12,710	336,942
Interactive Data Corp.	23,709	548,626
Intermune, Inc. *	26,061	396,127
Internet Brands, Inc., Class A *	19,800	138,600
Invacare Corp. (a)	19,822	349,858
IPC The Hospitalist Company *	10,908	291,135
IRIS International, Inc. *	13,161	155,300
Isis Pharmaceuticals, Inc. * (a)	62,408	1,029,732
Ista Pharmaceuticals, Inc. *	26,145	109,809
J & J Snack Foods Corp.	10,059	361,118
Jackson Hewitt Tax Service, Inc.	20,766	129,995
Javelin Pharmaceuticals, Inc. *	42,959	52,840
K12, Inc. * (a)	16,227	349,692
Kelly Services, Inc., Class A	18,307	200,462
Kendle International, Inc. *	10,880	133,171
Kenexa Corp. *	15,875	183,674
Kensey Nash Corp. *	6,005	157,391
Kforce, Inc. *	20,247	167,443
Kindred Healthcare, Inc. *	26,042	322,140
Korn/Ferry International *	30,755	327,233
K-V Pharmaceutical Company, Class A * (a)	27,228	87,402
Lance, Inc.	19,357	447,727
Landauer, Inc.	6,444	395,275
Lexicon Genetics, Inc. *	60,976	75,610
LHC Group, Inc. *	10,430	231,650
Life Sciences Research, Inc. *	8,785	62,988
Ligand Pharmaceuticals, Inc., Class B *	76,771	219,565
Lincoln Educational Services Corp. *	7,017	146,866
Live Nation, Inc. *	56,456	274,376
Luminex Corp. *	27,994	519,009
M & F Worldwide Corp. *	7,628	152,560
Magellan Health Services, Inc. *	23,512	771,664
MAKO Surgical Corp. *	10,992	99,148
Mannkind Corp. * (a)	35,673	296,443
MAP Pharmaceuticals, Inc. *	5,451	66,611
Martek Biosciences Corp. * (a)	22,075	466,886
Masimo Corp. *	34,001	819,764
MAXIMUS, Inc.	11,908	491,205
Maxygen, Inc. *	17,826	119,791
McGrath Rentcorp	16,397	312,527
Medarex, Inc. *	86,153	719,378
MedCath Corp. *	10,520	123,715
Medical Action, Inc. *	10,940	125,263
Medicines Company *	36,108	302,946
Medicis Pharmaceutical Corp., Class A	39,461	644,004
Medifast, Inc. *	9,809	112,411
Medivation, Inc. * (a)	19,415	435,090
Mercadolibre, Inc. * (a)	17,384	467,282
Merge Healthcare, Inc. *	19,231	82,693
Meridian Bioscience, Inc.	27,286	616,118
Merit Medical Systems, Inc. *	19,022	310,059
Micromet, Inc. *	30,621	$152,493
Microvision, Inc. * (a)	49,762	152,769
Micrus Endovascular Corp. *	12,415	112,232
Midas, Inc. *	11,137	116,716
Molecular Insight Pharmaceuticals, Inc. * (a)	13,357	69,056
Molina Healthcare, Inc. *	8,842	211,501
Momenta Pharmaceuticals, Inc. * (a)	24,006	288,792
Monro Muffler Brake, Inc.	11,766	302,504
MPS Group, Inc. *	62,851	480,182
Multi-Color Corp.	8,988	110,193
Myriad Genetics, Inc. *	64,129	2,286,199
Nabi Biopharmaceuticals *	39,850	96,437
Nash Finch Company	9,332	252,524
National Healthcare Corp.	5,562	211,022
Natus Medical, Inc. *	19,397	223,841
Navigant Consulting Company *	33,834	437,135
Nektar Therapeutics * (a)	63,260	409,925
Neogen Corp. *	9,527	276,092
Net 1 UEPS Technologies, Inc. *	25,597	347,863
Netflix, Inc. * (a)	28,313	1,170,459
Neurocrine Biosciences, Inc. *	32,550	105,137
NeurogesX, Inc. *	8,189	46,186
Nighthawk Radiology Holdings, Inc. *	18,133	67,092
Novavax, Inc. *	43,126	141,453
Noven Pharmaceuticals, Inc. *	17,859	255,384
NPS Pharmaceuticals, Inc. *	35,128	163,696
Nutraceutical International Corp. *	10,513	109,230
NutriSystem, Inc.	21,202	307,429
Nuvasive, Inc. * (a)	24,489	1,092,209
NxStage Medical, Inc. *	17,105	100,920
Obagi Medical Products, Inc. *	14,644	106,755
Odyssey Healthcare, Inc. *	22,886	235,268
Oil-Dri Corp of America	9,297	138,060
On Assignment, Inc. *	28,700	112,217
OncoGenex Pharmaceutical, Inc. *	3,113	68,112
Onyx Pharmaceuticals, Inc. *	38,072	1,075,915
Optimer Pharmaceuticals, Inc. * (a)	19,440	291,017
OraSure Technologies, Inc. *	34,587	85,430
Orexigen Therapeutics, Inc. * (a)	15,248	78,222
Orthofix International NV *	11,583	289,691
Orthovita, Inc. *	46,613	240,057
OSI Pharmaceuticals, Inc. * (a)	38,778	1,094,703
Osiris Therapeutics, Inc. * (a)	12,178	163,551
Overhill Farms, Inc. *	14,797	77,980
Overstock.com, Inc. * (a)	11,048	132,134
Pain Therapeutics, Inc. *	25,994	139,588
Palomar Medical Technologies, Inc. *	13,105	192,119
Par Pharmaceutical Companies, Inc. *	23,884	361,843
Parexel International Corp. *	38,818	558,203
PDL BioPharma, Inc.	79,518	628,192
Peets Coffee & Tea, Inc. *	8,411	211,957
PetMed Express, Inc. *	16,299	244,974
Pharmasset, Inc. *	15,138	170,303
PharMerica Corp. *	20,830	408,893
PHH Corp. *	36,799	669,006
Poniard Pharmaceuticals, Inc. *	17,461	104,242

The accompanying notes are an integral part of the financial statements.

68

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
POZEN, Inc. *	18,689	$143,532
Pre-Paid Legal Services, Inc. * (a)	5,039	219,650
Prestige Brands Holdings, Inc. *	23,726	145,915
Progenics Pharmaceuticals, Inc. *	20,185	103,953
Protalix BioTherapeutics, Inc. *	24,036	108,643
Providence Service Corp. *	7,705	84,370
PSS World Medical, Inc. *	39,783	736,383
Psychiatric Solutions, Inc. *	37,551	853,910
Questcor Pharmaceuticals, Inc. *	40,394	201,970
Quidel Corp. *	17,499	254,785
RadNet, Inc. *	24,335	54,754
Ralcorp Holdings, Inc. *	38,116	2,322,028
Regeneron Pharmaceuticals, Inc. *	42,190	756,045
RehabCare Group, Inc. *	12,490	298,886
Rent-A-Center, Inc. *	44,296	789,798
Repligen Corp. *	25,201	138,606
Res-Care, Inc. *	17,157	245,345
Resources Connection, Inc. *	30,270	519,736
Revlon, Inc. *	14,929	81,214
Rewards Network, Inc. *	18,485	69,873
Rigel Pharmaceuticals, Inc. *	25,310	306,757
Rochester Medical Corp. *	8,515	114,101
Rockwell Medical Technologies, Inc. *	12,622	95,296
Rollins, Inc.	29,426	509,364
RSC Holdings, Inc. *	33,109	222,492
RTI Biologics, Inc. *	38,501	165,169
Ruddick Corp.	28,355	664,358
Salix Pharmaceuticals, Ltd. *	32,946	325,177
Sanderson Farms, Inc.	13,888	624,960
Sangamo Biosciences, Inc. * (a)	30,092	148,654
Santarus, Inc. *	41,497	117,022
Savient Pharmaceuticals, Inc. * (a)	41,136	570,145
SciClone Pharmaceuticals, Inc. *	29,231	74,831
Seaboard Corp.	224	251,328
Seattle Genetics, Inc. *	48,242	468,912
Sequenom, Inc. * (a)	42,014	164,275
Shutterfly, Inc. *	14,227	198,467
SIGA Technologies, Inc. *	18,433	155,575
Sirona Dental Systems, Inc. *	11,273	225,347
Skilled Healthcare Group, Inc. *	14,848	111,360
Smart Balance, Inc. *	43,447	295,874
Somanetics Corp. *	9,034	149,151
SonoSite, Inc. *	12,073	242,184
Sotheby’s (a)	44,882	633,285
Spartan Motors, Inc.	22,033	249,634
Spartan Stores, Inc.	16,180	200,794
Spectranetics Corp. *	24,724	121,889
Spectrum Pharmaceuticals, Inc. *	23,160	177,174
Spherion Corp. *	36,739	151,365
Stamps.com, Inc. *	9,238	78,338
Standard Parking Corp. *	6,629	107,986
StarTek, Inc. *	10,029	80,433
Steiner Leisure, Ltd. *	10,062	307,193
StemCells, Inc. *	75,378	128,143
Stereotaxis, Inc. * (a)	20,438	79,299
STERIS Corp.	38,904	1,014,616
Stewart Enterprises, Inc., Class A (a)	53,886	$259,731
Sucampo Pharmaceuticals, Inc. *	9,728	60,022
SuccessFactors, Inc. *	25,031	229,785
Sun Healthcare Group, Inc. *	29,988	253,099
Sunrise Senior Living, Inc. * (a)	31,849	52,551
Supergen, Inc. *	50,267	101,037
SurModics, Inc. *	10,535	238,407
Symmetry Medical, Inc. *	24,846	231,565
Synovis Life Technologies, Inc. *	8,278	171,934
Synutra International, Inc. * (a)	12,580	138,380
Team, Inc. *	13,568	212,611
Tejon Ranch Company *	7,591	201,086
TeleTech Holdings, Inc. *	21,752	329,543
Tetra Tech, Inc. *	40,480	1,159,752
The Advisory Board Company *	10,815	277,945
The Ensign Group, Inc.	7,801	111,008
The Female Health Company *	16,479	79,099
The Geo Group, Inc. *	34,556	642,050
The Great Atlantic & Pacific Tea Company, Inc. *	23,423	99,548
The Hackett Group, Inc. *	33,851	78,873
Theravance, Inc. *	35,897	525,532
Thoratec Corp. *	37,853	1,013,703
Ticketmaster Entertainment, Inc. *	26,060	167,305
TNS, Inc. *	17,016	319,050
TomoTherapy, Inc. *	37,651	103,540
Tootsie Roll Industries, Inc. (a)	16,571	375,996
Transcend Services, Inc. *	6,355	100,727
TreeHouse Foods, Inc. *	21,674	623,561
Triple-S Management Corp. *	14,234	221,908
TrueBlue, Inc. *	29,961	251,672
Tupperware Brands Corp.	41,874	1,089,561
United Natural Foods, Inc. *	29,114	764,243
United Rentals, Inc. *	41,499	269,329
United Therapeutics Corp. *	15,574	1,297,781
Universal Corp.	16,801	556,281
Universal Technical Institute, Inc. *	13,943	208,169
US Physical Therapy, Inc. *	9,307	137,278
USANA Health Sciences, Inc. * (a)	4,636	137,828
Valassis Communications, Inc. *	32,930	201,202
Valeant Pharmaceuticals International * (a)	45,747	1,176,613
Vanda Pharmaceuticals, Inc. *	17,995	211,801
Vascular Solutions, Inc. *	14,475	113,195
Vector Group, Ltd. (a)	25,705	367,324
Viad Corp.	14,358	247,245
Vical, Inc. *	29,406	79,690
Village Super Market, Inc.	5,016	149,226
ViroPharma, Inc. *	51,859	307,524
VistaPrint, Ltd. * (a)	28,373	1,210,108
Vital Images, Inc. *	11,441	129,855
Vivus, Inc. *	47,710	290,077
Volcano Corp. *	32,890	459,802
Volt Information Sciences, Inc. *	10,299	64,575
Watson Wyatt Worldwide, Inc., Class A (a)	28,510	1,069,980
WD-40 Company	12,075	350,175
Weis Markets, Inc.	7,145	239,500

The accompanying notes are an integral part of the financial statements.

69

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
WellCare Health Plans, Inc. *	28,161	$520,697
West Pharmaceutical Services, Inc.	21,901	763,250
Winn-Dixie Stores, Inc. *	36,550	458,337
Wright Express Corp. *	25,679	654,044
Wright Medical Group, Inc. *	25,628	416,711
XenoPort, Inc. *	18,594	430,823
Young Innovations, Inc.	5,190	113,090
Zhongpin, Inc. *	14,105	146,128
Zoll Medical Corp. *	14,289	276,349
Zymogenetics, Inc. *	26,517	121,978

		139,276,273
Energy - 3.88%
Allis-Chalmers Energy, Inc. *	23,857	55,110
APCO Argentina, Inc.	6,309	121,322
Arena Resources, Inc. *	25,580	814,723
Ascent Solar Technologies, Inc. * (a)	11,923	93,238
Atlas America, Inc. (a)	23,175	414,137
ATP Oil & Gas Corp. * (a)	20,483	142,562
Basic Energy Services, Inc. *	15,827	108,098
Berry Petroleum Company, Class A	28,715	533,812
Bill Barrett Corp. *	25,554	701,713
Bolt Technology Corp. *	8,399	94,405
Boots & Coots, Inc. *	64,911	90,226
BPZ Energy, Inc. *	51,711	252,867
Brigham Exploration Company *	57,135	199,401
Bronco Drilling Company, Inc. *	19,614	83,948
Cal Dive International, Inc. *	29,951	258,477
Carbo Ceramics, Inc. (a)	12,851	439,504
Carrizo Oil & Gas, Inc. * (a)	18,827	322,883
Cheniere Energy, Inc. *	43,309	127,328
Clayton Williams Energy, Inc. *	4,544	85,745
Clean Energy Fuels Corp. * (a)	20,640	177,710
Complete Production Services, Inc. *	39,213	249,395
Comstock Resources, Inc. *	30,958	1,023,162
Comverge, Inc. * (a)	13,452	162,769
Concho Resources, Inc. *	51,332	1,472,715
Contango Oil & Gas Company *	8,331	353,984
Crosstex Energy, Inc.	29,195	121,451
CVR Energy, Inc. *	15,412	112,970
Dawson Geophysical Company *	5,807	173,339
Delek US Holdings, Inc.	8,669	73,513
Delta Petroleum Corp. *	118,983	229,637
Dril-Quip, Inc. *	19,438	740,588
Endeavour International Corp. *	82,405	112,071
Evergreen Energy, Inc. * (a)	94,835	92,938
Evergreen Solar, Inc. * (a)	126,037	273,500
EXCO Resources, Inc. *	93,159	1,203,614
Fuelcell Energy, Inc. * (a)	45,842	191,620
FX Energy, Inc. * (a)	33,668	127,602
Geokinetics, Inc. *	4,546	62,053
Global Industries, Ltd. *	67,016	379,311
GMX Resources, Inc. * (a)	16,804	178,795
Goodrich Petroleum Corp. * (a)	16,462	404,801
Gran Tierra Energy, Inc. * (a)	138,701	478,518
GT Solar International, Inc. * (a)	20,067	106,756
Gulf Islands Fabrication, Inc.	8,887	140,681
Gulfport Energy Corp. *	18,396	$126,013
Harvest Natural Resources, Inc. *	26,835	118,342
Headwaters, Inc. * (a)	29,688	99,752
Hercules Offshore, Inc. *	59,301	235,425
Hornbeck Offshore Services, Inc. *	15,399	329,385
International Coal Group, Inc. *	60,497	173,021
ION Geophysical Corp. *	60,936	156,605
James River Coal Company *	18,507	280,011
Key Energy Services, Inc. *	81,523	469,572
Lufkin Industries, Inc.	10,088	424,200
Matrix Service Company *	18,243	209,430
McMoran Exploration Company * (a)	42,669	254,307
NATCO Group, Inc. *	13,633	448,798
Natural Gas Services Group, Inc. *	9,266	123,238
Newpark Resources, Inc. *	62,541	178,242
Northern Oil And Gas, Inc. * (a)	19,996	127,375
Oilsands Quest, Inc. * (a)	135,899	130,463
Panhandle Oil and Gas, Inc.	6,512	127,831
Parallel Petroleum Corp. *	35,699	69,256
Parker Drilling Company *	77,467	336,207
Patriot Coal Corp. *	42,899	273,696
Penn Virginia Corp.	30,293	495,896
Petroleum Development Corp. *	10,866	170,488
Petroquest Energy, Inc. * (a)	30,372	112,073
Pioneer Drilling Company *	31,244	149,659
Precision Drilling Trust *	11,092	54,129
Rex Energy Corp. *	17,809	101,511
Rosetta Resources, Inc. *	36,430	318,762
RPC, Inc.	18,705	156,187
Stone Energy Corp. *	23,763	176,321
Superior Well Services, Inc. *	10,194	60,654
Swift Energy Company *	21,091	351,165
Syntroleum Corp. *	46,261	102,237
T-3 Energy Services, Inc. *	9,859	117,421
TETRA Technologies, Inc. *	50,387	401,081
Toreador Resources Corp. * (a)	16,141	108,145
VAALCO Energy, Inc. *	41,660	176,222
Venoco, Inc. *	13,138	100,768
W&T Offshore, Inc.	22,913	223,173
Warren Resources, Inc. *	44,737	109,606
Western Refining, Inc. * (a)	21,074	148,782
Westmoreland Coal Company *	8,901	72,098
Willbros Group, Inc. *	26,690	333,892
Zion Oil & Gas Inc *	11,842	125,762

		22,440,193
Financial - 18.46%
1st Source Corp.	11,594	200,228
Abington Bancorp, Inc.	19,961	158,890
Acadia Realty Trust, REIT	27,183	354,738
Agree Realty Corp., REIT	6,351	116,414
Alexander’s, Inc., REIT *	1,376	370,970
Alliance Financial Corp.	5,012	142,140
Allied Capital Corp.	118,494	412,359
Ambac Financial Group, Inc. (a)	190,615	175,366
American Campus Communities, Inc., REIT	34,879	773,616
American Capital Agency Corp., REIT (a)	7,351	168,852

The accompanying notes are an integral part of the financial statements.

70

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
American Capital, Ltd.	144,105	$462,577
American Equity Investment Life Holding Company	37,528	209,406
American Physicians Capital, Inc.	5,445	213,226
American Physicians Service Group, Inc.	7,194	163,232
American Safety Insurance Holdings, Ltd. *	8,522	115,984
Ameris Bancorp	10,817	68,363
Amerisafe, Inc. *	13,875	215,895
Ames National Corp.	5,803	141,651
Ampal American Israel Corp. *	15,641	38,164
Amtrust Financial Services, Inc.	16,050	182,970
Anworth Mortgage Asset Corp., REIT	69,015	497,598
Apollo Investment Corp.	94,583	567,498
Ares Capital Corp.	64,886	522,981
Argo Group International Holdings, Ltd. *	20,555	580,062
Arrow Financial Corp.	7,578	204,606
Ashford Hospitality Trust, Inc., REIT (a)	42,218	118,633
Aspen Insurance Holdings, Ltd.	55,020	1,229,147
Asset Acceptance Capital Corp. *	10,554	81,160
Associated Estates Realty Corp., REIT	19,522	116,351
Assured Guaranty, Ltd. (a)	40,077	496,153
Astoria Financial Corp.	57,789	495,830
Avatar Holdings, Inc. *	5,346	97,137
Baldwin & Lyons, Inc., Class B	7,244	142,707
BancFirst Corp.	4,971	171,897
Banco Latinoamericano de Exportaciones, S.A.	19,683	244,660
Bank Mutual Corp.	34,427	300,203
Bank of Marin Bancorp	5,804	156,418
Bank of the Ozarks, Inc.	9,971	215,673
BankFinancial Corp.	15,250	135,115
Banner Corp. (a)	14,799	56,532
Bar Harbor Bankshares *	4,665	143,915
Beneficial Mutual Bancorp, Inc. *	24,792	238,003
Berkshire Hill Bancorp, Inc.	10,885	226,190
BGC Partners, Inc.	34,483	130,691
BioMed Realty Trust, Inc., REIT	65,463	669,686
Boston Private Financial Holdings, Inc.	47,580	213,158
Broadpoint Gleacher Securities, Inc. *	25,073	139,907
Brookline Bancorp, Inc.	43,427	404,740
Bryn Mawr Bank Corp.	7,222	136,279
Calamos Asset Management, Inc.	13,440	189,638
Camden National Corp.	5,983	203,601
Capital City Bank Group, Inc. (a)	9,170	154,514
Capital Lease Funding, Inc., REIT	38,912	107,397
Capital Southwest Corp.	2,149	155,480
Capstead Mortage Corp., REIT	43,042	547,064
Cardinal Financial Corp.	22,378	175,220
Cass Information Systems, Inc.	3,696	121,007
Cathay General Bancorp (a)	34,188	325,128
CBL & Associates Properties, Inc., REIT	47,783	257,550
Cedar Shopping Centers, Inc., REIT	27,496	124,282
Central Pacific Financial Corp. (a)	22,329	83,734
Chemical Financial Corp.	15,648	311,552
Chimera Investment Corp.	445,749	1,555,664
Citizens & Northern Corp.	8,190	168,468
Citizens Republic Banking Corp., Inc. *	93,704	66,530
Citizens, Inc., Class A * (a)	25,547	$155,326
City Holding Company	11,643	353,481
Clifton Savings Bancorp, Inc.	8,450	90,922
CNA Surety Corp. *	11,707	157,927
CoBiz, Inc. (a)	17,502	112,188
Cogdell Spencer, Inc., REIT	22,543	96,709
Cohen & Steers, Inc. (a)	11,554	172,732
Colonial Bancgroup, Inc. (a)	137,984	85,550
Colonial Properties Trust, REIT (a)	33,203	245,702
Columbia Banking System, Inc.	14,479	148,120
Community Bank Systems, Inc. (a)	23,483	341,912
Community Trust Bancorp, Inc.	11,403	305,030
Conseco, Inc. *	122,281	289,806
Consolidated Tomoka Land Company	4,190	146,985
Corporate Office Properties Trust, REIT	38,087	1,117,092
Cousins Properties, Inc., REIT (a)	26,317	223,694
Crawford & Company, Class B * (a)	17,037	81,778
Credit Acceptance Corp. * (a)	4,039	88,252
CVB Financial Corp. (a)	46,648	278,489
Danvers Bancorp, Inc.	15,536	208,959
DCT Industrial Trust, Inc., REIT	116,613	475,781
Delphi Financial Group, Inc.	28,684	557,330
Developers Diversified Realty Corp., REIT	91,372	445,895
Diamond Hill Investment Group, Inc. *	2,240	90,003
DiamondRock Hospitality Company, REIT	72,399	453,218
Dime Community Bancshares	20,816	189,634
Donegal Group, Inc.	8,955	136,206
Duff & Phelps Corp.	11,124	197,785
DuPont Fabros Technology, Inc., REIT	17,932	168,919
Dynex Capital, Inc., REIT	16,305	133,701
E*TRADE Financial Corp. *	323,414	413,970
East West Bancorp, Inc.	43,827	284,437
EastGroup Properties, Inc., REIT	16,983	560,779
Education Realty Trust, Inc., REIT	27,900	119,691
eHealth, Inc. *	16,950	299,337
Employers Holdings, Inc.	31,648	428,830
Encore Capital Group, Inc. *	9,157	121,330
Enstar Group, Ltd. *	4,465	262,765
Enterprise Financial Services Corp.	8,871	80,637
Entertainment Properties Trust, REIT	23,296	479,898
Epoch Holding Corp.	10,853	93,770
Equity Lifestyle Properties, Inc., REIT	14,095	524,052
Equity One, Inc., REIT (a)	21,084	279,574
ESB Financial Corp.	10,848	142,326
ESSA Bancorp, Inc.	14,932	204,120
Evercore Partners, Inc. (a)	7,577	148,812
Extra Space Storage, Inc., REIT	58,359	487,298
EZCORP, Inc., Class A *	30,816	332,196
F.N.B. Corp.	60,896	376,946
Farmers Capital Bank Corp.	5,748	144,677
FBL Financial Group, Inc., Class A (a)	10,190	84,169
FCStone Group, Inc. *	21,051	83,151
FelCor Lodging Trust, Inc., REIT	45,772	112,599
Fifth Street Finance Corp.	14,261	143,180
Financial Federal Corp.	17,533	360,303
Financial Institutions, Inc.	8,146	111,274

The accompanying notes are an integral part of the financial statements.

71

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
First BanCorp (PR) (a)	54,160	$213,932
First Bancorp, Inc.	7,822	152,294
First Bancorp	11,782	184,742
First Busey Corp. (a)	20,545	151,006
First Commonwealth Financial Corp. (a)	58,659	371,898
First Community Bancshares, Inc.	8,042	103,259
First Defiance Financial Corp.	8,811	114,543
First Financial BanCorp	26,687	200,686
First Financial Bankshares, Inc. (a)	14,366	723,472
First Financial Corp.	8,857	279,704
First Financial Holdings, Inc.	11,405	107,207
First Financial Northwest, Inc.	18,193	142,269
First Industrial Realty Trust, Inc., REIT (a)	28,255	122,909
First Merchants Corp.	16,401	131,700
First Mercury Financial Corp.	10,783	148,482
First Midwest Bancorp, Inc.	33,879	247,655
First Niagara Financial Group, Inc.	100,944	1,152,780
First Potomac Realty Trust, REIT	20,085	195,829
First South Bancorp, Inc. (a)	3,997	46,365
FirstMerit Corp.	55,184	937,024
Flagstone Reinsurance Holdings, Ltd.	26,651	274,505
Flushing Financial Corp.	17,241	161,203
Forestar Real Estate Group, Inc. * (a)	24,311	288,815
FPIC Insurance Group, Inc. *	6,110	187,088
Franklin Street Properties Corp., REIT (a)	39,476	523,057
GAMCO Investors, Inc., Class A	4,890	237,165
Getty Realty Corp., REIT	12,805	241,630
GFI Group, Inc.	43,143	290,784
Glacier Bancorp, Inc. (a)	41,728	616,323
Gladstone Capital Corp. (a)	16,729	125,969
Gladstone Commercial Corp., REIT	8,507	110,251
Gladstone Investment Corp.	21,049	101,667
Glimcher Realty Trust, REIT	31,014	89,941
Great Southern Bancorp, Inc.	7,802	160,331
Greenhill & Company, Inc. (a)	13,650	985,667
Greenlight Capital Re, Ltd., Class A *	19,551	338,428
Guaranty Bancorp *	47,271	90,288
Hampton Roads Bankshares, Inc.	17,487	144,268
Hancock Holding Company (a)	16,200	526,338
Harleysville Group, Inc.	9,354	263,970
Harleysville National Corp.	30,888	145,174
Harris & Harris Group, Inc. * (a)	21,130	123,188
Hatteras Financial Corp., REIT	24,352	696,224
Healthcare Realty Trust, Inc., REIT	39,301	661,436
Heartland Financial USA, Inc. (a)	10,742	153,396
Hercules Technology Growth Capital, Inc.	24,813	207,437
Hersha Hospitality Trust, REIT	34,907	86,569
Highwoods Properties, Inc., REIT	46,896	1,049,064
Hilltop Holdings, Inc. *	28,325	336,218
Home Bancorp, Inc. *	10,261	122,516
Home Bancshares, Inc. (a)	11,114	211,611
Home Properties, Inc., REIT (a)	21,864	745,562
Horace Mann Educators Corp.	26,848	267,675
IBERIABANK Corp.	11,389	448,840
Independent Bank Corp.	14,728	290,142
Infinity Property & Casualty Corp.	10,032	365,767
Inland Real Estate Corp., REIT	47,344	$331,408
Interactive Brokers Group, Inc. *	27,453	426,345
International Bancshares Corp. (a)	35,409	365,067
Investors Bancorp, Inc. *	32,567	298,314
Investors Real Estate Trust, SBI, REIT	42,704	379,639
IPC Holdings, Ltd.	37,224	1,017,704
iStar Financial, Inc., REIT	67,287	191,095
JMP Group, Inc.	12,321	94,748
Kansas City Life Insurance Company	3,466	93,270
Kayne Anderson Energy Development Fund *	9,084	120,454
KBW, Inc. *	23,485	675,429
Kearny Financial Corp.	14,631	167,379
Kilroy Realty Corp., REIT	23,810	489,057
Kite Realty Group Trust, REIT	34,974	102,124
Knight Capital Group, Inc. *	62,238	1,061,158
Kohlberg Capital Corp.	15,222	96,203
LaBranche & Company, Inc. *	39,786	171,080
Lakeland Bancorp, Inc.	15,977	143,633
Lakeland Financial Corp.	9,306	176,814
LaSalle Hotel Properties, REIT	35,700	440,538
Lexington Corporate Property Trust, REIT (a)	55,542	188,843
Life Partners Holdings, Inc.	5,525	78,345
LTC Properties, Inc., REIT	16,000	327,200
Maiden Holdings, Ltd.	34,812	228,367
MainSource Financial Group, Inc.	16,148	119,818
MarketAxess Holdings, Inc. *	22,217	211,728
Max Capital Group, Ltd.	30,959	571,503
MB Financial, Inc.	25,137	256,146
MCG Capital Corp. *	47,258	114,837
Meadowbrook Insurance Group, Inc.	40,118	261,971
Medallion Financial Corp.	13,398	102,495
Medical Properties Trust, Inc., REIT	53,600	325,352
Meridian Interstate Bancorp, Inc. *	8,619	64,212
Metro Bancorp, Inc. * (a)	4,941	95,164
MF Global, Ltd. *	64,459	382,242
MFA Mortgage Investments, Inc., REIT	147,971	1,023,959
MGIC Investment Corp.	83,768	368,579
Mid-America Apartment Communities, Inc., REIT	18,760	688,680
Mission West Properties, Inc., REIT	18,557	126,744
Monmouth Real Estate Investment Corp.	21,106	123,681
Montpelier Re Holdings, Ltd.	57,672	766,461
MVC Capital, Inc.	16,778	141,942
Nara Bancorp, Inc.	20,984	108,697
National Financial Partners Corp.	28,032	205,194
National Health Investments, Inc., REIT	17,827	476,159
National Penn Bancshares, Inc.	57,370	264,476
National Retail Properties, Inc., REIT	53,093	921,164
National Western Life Insurance Company, Class A	1,637	191,120
Navigators Group, Inc. *	8,872	394,183
NBT Bancorp, Inc.	23,936	519,651
Nelnet, Inc., Class A *	13,115	178,233
NewAlliance Bancshares, Inc.	72,672	835,728
NGP Capital Resources Company	17,559	103,071
Northfield Bancorp, Inc. (a)	14,619	169,873
NorthStar Realty Finance Corp., REIT (a)	43,526	123,179

The accompanying notes are an integral part of the financial statements.

72

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Northwest Bancorp, Inc.	12,710	$239,711
OceanFirst Financial Corp.	10,030	120,059
Ocwen Financial Corp. *	25,836	335,093
Odyssey Re Holdings Corp.	11,373	454,693
Old National Bancorp (a)	45,233	444,188
OMEGA Healthcare Investors, Inc., REIT	54,918	852,327
Oppenheimer Holdings, Inc., Class A	7,107	150,455
optionsXpress Holdings, Inc.	28,198	437,915
Oriental Financial Group, Inc.	16,675	161,748
Oritani Financial Corp. *	8,505	116,604
Pacific Capital Bancorp (a)	36,894	78,953
Pacific Continental Corp.	9,210	111,717
PacWest Bancorp	17,444	229,563
Park National Corp. (a)	7,622	430,491
Parkway Properties, Inc., REIT	15,308	199,004
PennantPark Investment Corp.	16,052	113,969
Pennsylvania Real Estate Investment Trust, REIT (a)	25,212	126,060
Penson Worldwide, Inc. * (a)	13,681	122,445
Peoples Bancorp, Inc.	8,242	140,526
Phoenix Companies, Inc. *	79,598	132,929
PICO Holdings, Inc. *	13,025	373,818
Pinnacle Financial Partners, Inc. *	17,351	231,115
Piper Jaffray Companies, Inc. *	13,308	581,160
Platinum Underwriters Holdings, Ltd.	33,862	968,115
PMA Capital Corp., Class A *	24,780	112,749
PMI Group, Inc.	50,888	100,758
Portfolio Recovery Associates, Inc. * (a)	10,466	405,348
Post Properties, Inc., REIT	29,675	398,832
PremierWest Bancorp	16,008	54,267
Presidential Life Corp.	15,357	116,252
PrivateBancorp, Inc.	23,724	527,622
ProAssurance Corp. *	22,281	1,029,605
Prospect Capital Corp.	29,101	267,729
Prosperity Bancshares, Inc.	31,313	934,067
Provident Financial Services, Inc.	41,751	379,934
Provident New York Bancorp	26,714	216,918
PS Business Parks, Inc., REIT	10,242	496,122
Radian Group, Inc.	56,059	152,480
RAIT Financial Trust, REIT (a)	51,547	70,619
Ramco-Gershenson Properties Trust, REIT	12,129	121,411
Realty Income Corp., REIT (a)	69,123	1,515,176
Redwood Trust, Inc., REIT	51,764	764,037
Renasant Corp.	15,506	232,900
Republic Bancorp, Inc., Class A	6,910	156,097
Riskmetrics Group, Inc. * (a)	14,713	259,832
RLI Corp.	12,747	571,066
S & T Bancorp, Inc. (a)	17,302	210,392
S.Y. Bancorp, Inc. (a)	8,943	216,152
Safety Insurance Group, Inc.	9,693	296,218
Sanders Morris Harris Group, Inc.	16,813	92,472
Sandy Spring Bancorp, Inc. (a)	12,168	178,870
Saul Centers, Inc., REIT	4,701	139,009
SCBT Financial Corp.	9,640	228,372
SeaBright Insurance Holdings, Inc. *	17,270	174,945
Selective Insurance Group, Inc.	35,924	458,749
Senior Housing Properties Trust, REIT	80,104	$1,307,297
Shore Bancshares, Inc.	7,269	130,406
Sierra Bancorp (a)	6,617	83,573
Signature Bank *	24,323	659,640
Simmons First National Corp., Class A	10,525	281,228
Smithtown Bancorp, Inc.	12,092	154,657
South Financial Group, Inc.	66,591	79,243
Southside Bancshares, Inc.	10,058	230,026
Southwest Bancorp, Inc.	13,008	126,958
Sovran Self Storage, Inc., REIT (a)	15,601	383,785
State Auto Financial Corp.	10,070	176,225
State Bancorp, Inc.	11,075	83,727
StellarOne Corp.	17,334	224,475
Sterling Bancorp	16,112	134,535
Sterling Bancshares, Inc.	57,260	362,456
Sterling Financial Corp. (a)	37,621	109,477
Stewart Information Services Corp.	11,989	170,843
Stifel Financial Corp. * (a)	18,358	882,836
Strategic Hotel & Resorts, Inc., REIT	59,940	66,533
Suffolk Bancorp	7,937	203,505
Sun Communities, Inc., REIT (a)	12,335	169,976
Sunstone Hotel Investors, Inc., REIT	50,991	272,802
Susquehanna Bancshares, Inc.	58,911	288,075
SVB Financial Group * (a)	22,315	607,414
SWS Group, Inc. (a)	16,683	233,062
Tanger Factory Outlet Centers, Inc., REIT	24,561	796,513
TD Ameritrade Holding Corp. *	15,122	265,240
Texas Capital Bancshares, Inc. *	24,441	378,102
The First Marblehead Corp. * (a)	45,338	91,583
Thomas Weisel Partners Group, Inc. *	17,272	103,977
TICC Capital Corp.	26,089	115,052
Tompkins Trustco, Inc.	6,198	297,194
Tower Group, Inc.	27,401	678,997
TowneBank/Portsmouth VA (a)	15,162	212,268
Tradestation Group, Inc. *	22,970	194,326
Trico Bancshares	10,761	166,796
TrustCo Bank Corp., NY (a)	55,406	327,449
Trustmark Corp. (a)	38,915	751,838
U.S. Global Investors, Inc. (a)	11,033	102,166
UCBH Holdings, Inc. (a)	85,638	107,904
UMB Financial Corp.	21,702	824,893
Umpqua Holdings Corp. (a)	41,926	325,346
Union Bankshares Corp.	10,643	159,326
United America Indemnity, Ltd. *	28,314	135,624
United Bankshares, Inc. (a)	25,779	503,722
United Community Banks, Inc. * (a)	30,332	181,692
United Financial Bancorp, Inc.	15,374	212,469
United Fire & Casualty Company	15,414	264,350
Universal American Financial Corp. *	18,001	156,969
Universal Health Realty Income Trust, REIT	8,217	259,000
Univest Corp. of Pennsylvania	9,655	195,610
Urstadt Biddle Properties, Inc., REIT	14,720	207,258
U-Store-It Trust, REIT	36,152	177,145
Validus Holdings, Ltd. (a)	26,164	575,085
ViewPoint Financial Group	9,405	143,238
Virtus Investment Partners, Inc. *	5,258	77,240

The accompanying notes are an integral part of the financial statements.

73

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Walter Investment Management Corp., REIT *	12,214	$162,202
Washington Real Estate Investment Trust,
REIT (a)	38,511	861,491
Washington Trust Bancorp, Inc.	11,167	199,108
Webster Financial Corp.	36,505	293,865
WesBanco, Inc.	16,729	243,240
WestAmerica Bancorp (a)	19,752	979,897
Western Alliance Bancorp *	31,289	214,017
Westfield Financial, Inc.	27,069	245,245
Westwood Holdings Group, Inc.	4,208	175,936
Wilshire Bancorp, Inc.	16,618	95,554
Wintrust Financial Corp.	16,792	270,015
World Acceptance Corp. * (a)	10,949	217,995
WSFS Financial Corp.	5,472	149,440
Yadkin Valley Financial Corp.	14,379	99,359
Zenith National Insurance Corp.	24,947	542,348

		106,683,262
Industrial - 13.07%
A. M. Castle & Company	11,760	142,061
A.O. Smith Corp.	14,665	477,639
Aaon, Inc.	9,026	179,798
AAR Corp. *	26,243	421,200
Actuant Corp., Class A	38,030	463,966
Acuity Brands, Inc. (a)	27,367	767,644
Advanced Battery Technologies, Inc. * (a)	34,544	138,867
Advanced Energy Industries, Inc. *	22,191	199,497
AEP Industries, Inc. *	4,401	116,142
Aerovironment, Inc. * (a)	9,122	281,505
Air Transport Services Group Inc *	40,340	93,589
Aircastle, Ltd.	31,366	230,540
Albany International Corp., Class A	18,589	211,543
Altra Holdings, Inc. *	19,738	147,838
AMERCO, Inc. * (a)	6,179	229,550
American Commercial Lines, Inc. *	6,906	106,905
American Ecology Corp.	13,098	234,716
American Science & Engineering, Inc.	6,288	434,627
American Superconductor Corp. * (a)	29,066	762,982
Ameron International Corp.	6,268	420,207
Ampco-Pittsburgh Corp.	5,939	139,270
Analogic Corp.	8,709	321,798
Apogee Enterprises, Inc.	19,144	235,471
Applied Industrial Technologies, Inc.	28,344	558,377
Argan, Inc. *	6,982	98,656
Argon ST, Inc. *	9,302	191,342
Arkansas Best Corp. (a)	17,123	451,191
Astec Industries, Inc. *	12,136	360,318
Astronics Corp. *	8,164	84,824
Atlas Air Worldwide Holdings, Inc. *	11,581	268,563
Axsys Technologies, Inc. *	6,552	351,449
AZZ, Inc. * (a)	8,381	288,390
Badger Meter, Inc. (a)	10,063	412,583
Baldor Electric Company (a)	31,079	739,369
Barnes Group, Inc.	30,768	365,832
Bel Fuse, Inc., Class B	7,919	127,021
Belden, Inc.	31,106	519,470
Benchmark Electronics, Inc. *	43,717	629,525
Blount International, Inc. *	26,082	$224,566
Briggs & Stratton Corp. (a)	33,394	445,476
Bristow Group, Inc. * (a)	19,551	579,296
Broadwind Energy, Inc. *	20,895	236,531
Builders FirstSource, Inc. * (a)	13,131	54,625
Bway Holding Company *	5,200	91,156
Calgon Carbon Corp. *	36,831	511,583
Cascade Corp.	6,563	103,236
Celadon Group, Inc. *	17,254	144,761
Ceradyne, Inc. *	17,322	305,907
Chart Industries, Inc. *	19,200	349,056
Checkpoint Systems, Inc. *	26,057	408,834
China BAK Battery, Inc. * (a)	29,478	86,960
China Fire & Security Group, Inc. * (a)	9,822	119,534
China Security & Surveillance Technology, Inc. *	21,930	165,352
Circor International, Inc. (a)	11,744	277,276
Clarcor, Inc.	33,849	988,052
Clean Harbors, Inc. *	13,686	738,907
Cognex Corp.	26,802	378,712
Coherent, Inc. *	15,125	312,785
Colfax Corp. *	16,698	128,909
Columbus McKinnon Corp. *	13,577	171,749
Comfort Systems USA, Inc.	26,669	273,357
CTS Corp.	24,217	158,621
Cubic Corp.	10,366	370,999
Curtiss-Wright Corp.	30,116	895,349
Cymer, Inc. *	19,732	586,632
Daktronics, Inc. (a)	23,530	181,181
Darling International, Inc. *	55,967	369,382
DHT Maritime, Inc.	35,118	182,965
Dionex Corp. *	11,896	726,013
Drew Industries, Inc. * (a)	12,678	154,291
Ducommun, Inc.	7,701	144,702
DXP Enterprises, Inc. *	6,146	70,495
Dycom Industries, Inc. *	26,450	292,801
Dynamex, Inc. *	8,222	126,537
Dynamic Materials Corp.	8,822	170,088
Eagle Bulk Shipping, Inc. (a)	31,741	148,865
Eastman Kodak Company	179,883	532,454
Electro Scientific Industries, Inc. *	19,438	217,317
EMCOR Group, Inc. *	44,009	885,461
Encore Wire Corp.	12,585	268,690
Ener1, Inc. * (a)	32,616	178,083
Energy Conversion Devices, Inc. * (a)	30,679	434,108
Energy Recovery, Inc. * (a)	23,065	163,300
EnergySolutions, Inc.	50,850	467,820
Enersys *	27,101	492,967
ENGlobal Corp. *	14,505	71,365
EnPro Industries, Inc. *	13,688	246,521
ESCO Technologies, Inc. *	17,540	785,792
Esterline Technologies Corp. *	19,797	535,905
FARO Technologies, Inc. *	11,946	185,521
Federal Signal Corp.	33,066	252,955
FEI Company *	25,255	578,339
Flanders Corp. *	15,563	95,090
Flow International Corp. *	32,469	76,302

The accompanying notes are an integral part of the financial statements.

74

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Forward Air Corp.	19,805	$422,243
Franklin Electric, Inc.	15,721	407,488
Freightcar America, Inc.	9,008	151,424
Fuel Tech, Inc. * (a)	13,042	126,507
Fushi Copperweld, Inc. *	11,016	91,102
Genco Shipping & Trading, Ltd. (a)	17,116	371,760
GenCorp, Inc. *	41,337	78,954
General Maritime Corp.	32,676	323,166
Genesee & Wyoming, Inc., Class A *	22,107	586,057
GenTek, Inc. *	6,391	142,711
Golar LNG, Ltd.	21,517	183,970
Gorman-Rupp Company (a)	9,907	199,824
GP Strategies Corp. *	15,893	93,610
GrafTech International, Ltd. *	80,217	907,254
Graham Corp.	7,813	103,913
Granite Construction, Inc.	22,827	759,683
Graphic Packaging Holding Company *	73,312	134,161
Greatbatch, Inc. *	15,926	360,087
Greenbrier Company, Inc. (a)	13,185	94,800
Griffon Corp. *	29,542	245,789
GulfMark Offshore, Inc. *	15,426	425,758
Harbin Electric, Inc. *	7,986	124,901
Haynes International, Inc. *	8,300	196,710
Heartland Express, Inc. (a)	33,847	498,228
HEICO Corp. (a)	15,631	566,780
Herley Industries, Inc. *	11,455	125,661
Hexcel Corp. *	64,125	611,111
Horizon Lines, Inc. (a)	23,946	92,432
Hub Group, Inc., Class A *	25,127	518,621
Hurco Companies, Inc. *	5,615	87,762
II-VI, Inc. *	16,761	371,591
Insituform Technologies, Inc., Class A *	26,453	448,907
Insteel Industries, Inc. (a)	13,305	109,633
Interline Brands, Inc. *	22,017	301,193
Intermec, Inc. * (a)	41,316	532,976
International Shipholding Corp.	5,772	155,613
Intevac, Inc. *	16,494	143,663
iRobot Corp. *	13,906	180,500
John Bean Technologies Corp.	18,518	231,845
Kadant, Inc. *	9,693	109,434
Kaman Corp., Class A	17,659	294,905
Kaydon Corp.	22,059	718,241
Knight Transportation, Inc. (a)	38,154	631,449
Knightsbridge Tankers, Ltd. (a)	12,440	169,682
Koppers Holdings, Inc.	13,780	363,379
K-Tron International, Inc. *	1,887	150,356
L.B. Foster Company *	7,249	217,977
L-1 Identity Solutions, Inc. *	50,076	387,588
LaBarge, Inc. *	9,995	92,654
Ladish Company, Inc. *	11,436	148,325
Lancaster Colony Corp.	13,081	576,480
Layne Christensen Company *	13,388	273,785
Lindsay Corp. (a)	8,407	278,272
Littelfuse, Inc. *	14,801	295,428
LMI Aerospace, Inc. *	6,936	70,192
LSB Industries, Inc. *	11,702	189,221
LSI Industries, Inc.	17,044	$92,890
Marten Transport, Ltd. *	11,371	236,062
Matthews International Corp., Class A	20,524	638,707
Measurement Specialties, Inc. *	12,742	89,831
Metalico, Inc. * (a)	20,521	95,628
Methode Electronics, Inc.	26,384	185,216
Metropolitan Pro Corp.	12,756	138,020
Michael Baker Corp. *	5,452	230,947
Middleby Corp. *	10,966	481,627
Mine Safety Appliances Company	17,739	427,510
Moog, Inc., Class A *	28,489	735,301
Mueller Industries, Inc.	24,863	517,150
Mueller Water Products, Inc.	77,280	289,027
Multi-Fineline Electronix, Inc. *	6,703	143,444
Myers Industries, Inc.	21,204	176,417
MYR Group, Inc. *	11,816	238,920
NACCO Industries, Inc., Class A	3,938	113,099
NIVS IntelliMedia Technology Group, Inc. *	19,106	56,554
Nordic American Tanker Shipping, Ltd. (a)	27,856	886,378
Nordson Corp.	22,429	867,105
North American Galvanizing & Coatings, Inc. *	11,437	69,308
Northwest Pipe Company * (a)	6,376	221,630
NVE Corp. *	3,464	168,350
Old Dominion Freight Lines, Inc. *	18,818	631,720
Orbital Sciences Corp., Class A *	37,735	572,440
Orion Marine Group, Inc. *	14,559	276,621
OSI Systems, Inc. *	10,981	228,954
OYO Geospace Corp. *	3,725	95,583
Park Electrochemical Corp.	13,991	301,226
Perma-Fix Environmental Services, Inc. *	44,370	107,375
PHI, Inc. *	10,004	171,469
Plexus Corp. *	26,584	543,909
PMFG, Inc. *	10,892	95,959
Polypore International, Inc. *	15,452	171,826
Powell Industries, Inc. *	5,401	200,215
Power-One, Inc. *	62,708	93,435
Quanex Building Products Corp.	25,532	286,469
Raser Technologies, Inc. * (a)	37,415	104,762
Raven Industries, Inc.	10,691	273,690
RBC Bearings, Inc. *	14,771	302,067
Regal-Beloit Corp. (a)	23,782	944,621
Robbins & Myers, Inc.	17,822	343,074
Rofin-Sinar Technologies, Inc. *	19,467	389,535
Rogers Corp. *	10,711	216,684
Saia, Inc. *	10,046	180,928
SatCon Technology Corp. *	43,298	77,936
Ship Finance International, Ltd. (a)	28,534	314,730
Silgan Holdings, Inc.	17,778	871,655
Simpson Manufacturing Company, Inc. (a)	25,339	547,829
Smith & Wesson Holding Corp. *	36,452	207,047
Spectrum Control, Inc. *	11,424	100,531
Standex International Corp.	10,197	118,285
Stanley, Inc. *	7,985	262,547
Sterling Construction Company, Inc. *	10,097	154,080
Sturm Ruger & Company, Inc.	13,965	173,725
Sun Hydraulics, Inc.	8,817	142,571

The accompanying notes are an integral part of the financial statements.

75

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
TAL International Group, Inc.	11,091	$120,892
Taser International, Inc. *	42,846	195,378
TBS International, Ltd. * (a)	9,889	77,233
Technitrol, Inc.	28,533	184,609
Tecumseh Products Company, Class A *	13,723	133,250
Teekay Tankers, Ltd. (a)	9,736	90,447
Teledyne Technologies, Inc. *	24,067	788,194
Tennant Company	12,812	235,613
Texas Industries, Inc. (a)	15,720	492,979
TransDigm Group, Inc. *	26,518	959,952
Tredegar Industries, Inc.	20,455	272,461
Trex Company, Inc. * (a)	11,171	149,356
Triumph Group, Inc.	11,237	449,480
TTM Technologies, Inc. *	29,396	233,992
Tutor Perini Corp. * (a)	17,095	296,769
Ultralife Batteries, Inc. *	11,200	80,304
Ultrapetrol Bahamas, Ltd. *	17,744	78,606
Universal Display Corp. * (a)	19,916	194,778
Universal Forest Products, Inc. (a)	12,886	426,398
USA Truck, Inc. *	8,673	117,346
Valence Technology, Inc. * (a)	37,096	66,402
Varian, Inc. *	19,272	759,895
Vicor Corp.	14,576	105,239
VSE Corp.	3,610	94,438
W.H. Brady Company, Class A	31,826	799,469
Wabtec Corp.	32,032	1,030,469
Waste Connections, Inc. *	53,435	1,384,501
Watts Water Technologies, Inc., Class A	19,636	422,959
Werner Enterprises, Inc. (a)	28,555	517,417
Woodward Governor Company	40,255	797,049
Worthington Industries, Inc.	39,930	510,705
YRC Worldwide, Inc. * (a)	42,214	73,030

		75,565,781
Investment Companies - 0.02%
Main Street Capital Corp.	6,331	86,671
Teton Advisors, Inc. (e)	65	0

		86,671
Technology - 10.03%
3D Systems Corp. *	14,078	101,502
3PAR, Inc. *	18,586	230,466
ACI Worldwide, Inc. *	24,055	335,808
Actel Corp. *	18,243	195,747
Actuate Corp. *	32,262	154,212
Acxiom Corp.	45,432	401,165
Advanced Analogic Technologies, Inc. *	31,675	145,388
Advent Software, Inc. * (a)	10,336	338,917
Allscripts Healthcare Solution, Inc. * (a)	41,834	663,487
American Reprographics Company *	24,940	207,501
American Software, Inc., Class A	21,472	123,679
Amkor Technology, Inc. * (a)	72,727	343,999
Anadigics, Inc. *	43,301	181,431
Applied Micro Circuits Corp. *	43,440	353,167
ArcSight, Inc. *	12,456	221,343
ATMI, Inc. *	21,045	326,829
Avid Technology, Inc. * (a)	19,182	257,231
Blackbaud, Inc.	29,584	$460,031
Blackboard, Inc. *	21,365	616,594
Bottomline Technologies, Inc. *	18,323	165,090
Brooks Automation, Inc. *	43,957	196,927
Cabot Microelectronics Corp. *	15,701	444,181
CACI International, Inc., Class A *	19,982	853,431
Callidus Software, Inc. *	23,822	67,893
Cavium Networks, Inc. *	24,404	410,231
Ceva, Inc. *	16,542	143,585
CIBER, Inc. *	49,531	153,546
Cirrus Logic, Inc. *	45,101	202,955
Cogent, Inc. *	28,534	306,170
Cogo Group, Inc. *	17,876	106,720
Cohu, Inc.	16,964	152,337
Commvault Systems, Inc. * (a)	28,287	468,998
Compellent Technologies, Inc. * (a)	11,679	178,105
Computer Programs & Systems, Inc.	6,737	258,094
Computer Task Group, Inc. *	15,320	93,452
COMSYS IT Partners, Inc. *	11,922	69,744
Concur Technologies, Inc. *	26,616	827,225
Cray, Inc. *	24,634	194,116
CSG Systems International, Inc. *	24,421	323,334
CSR PLC *	33,170	191,365
Data Domain, Inc. *	31,783	1,059,963
DemandTec, Inc. *	14,517	127,750
Digi International, Inc. *	18,006	175,559
Diodes, Inc. *	21,266	332,600
DivX, Inc. *	24,863	136,498
Double-Take Software, Inc. *	13,179	113,998
DSP Group, Inc. *	17,711	119,726
Ebix, Inc. *	4,839	151,558
Echelon Corp. *	22,182	188,103
Eclipsys Corp. *	37,736	670,946
Electronics for Imaging, Inc. *	33,540	357,536
Emcore Corp. * (a)	59,197	74,588
Emulex Corp. *	55,243	540,277
Entegris, Inc. *	76,330	207,618
Entropic Communications, Inc. *	37,485	84,341
Epicor Software Corp. *	32,278	171,073
EPIQ Systems, Inc. *	22,365	343,303
Exar Corp. *	26,002	186,954
Fair Isaac Corp.	32,519	502,744
Falconstor Software, Inc. *	25,154	119,482
FormFactor, Inc. *	33,054	569,851
Furmanite Corp. *	28,209	125,812
GSE Systems, Inc. *	15,651	105,644
Hittite Microwave Corp. *	14,237	494,736
Igate Corp.	15,854	104,954
Imation Corp.	20,384	155,122
Immersion Corp. *	21,279	105,118
infoGROUP, Inc. *	23,450	133,900
Innerworkings, Inc. *	17,407	82,683
Innodata Isogen, Inc. *	19,449	85,187
Integral Systems, Inc. * (a)	14,561	121,148
Intellon Corp. *	16,847	71,600
Interactive Intelligence, Inc. * (a)	9,352	114,656

The accompanying notes are an integral part of the financial statements.

76

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Technology (continued)
IPG Photonics Corp. *	15,945	$174,917
Isilon Systems, Inc. *	19,687	83,473
IXYS Corp. *	16,600	167,992
Jack Henry & Associates, Inc.	55,765	1,157,124
JDA Software Group, Inc. *	17,741	265,405
Kopin Corp. *	46,923	172,207
Kulicke & Soffa Industries, Inc. *	41,834	143,491
Lattice Semiconductor Corp. *	83,147	156,316
Lawson Software, Inc. *	91,925	512,942
Limelight Networks, Inc. *	22,512	99,053
Liveperson, Inc. *	31,676	126,704
Manhattan Associates, Inc. *	15,680	285,690
ManTech International Corp. *	14,618	629,159
Maxwell Technologies, Inc. *	15,631	216,177
MedAssets, Inc. *	26,622	517,798
Mentor Graphics Corp. *	63,504	347,367
Mercury Computer Systems, Inc. *	16,035	148,324
Micrel, Inc.	31,256	228,794
MICROS Systems, Inc. *	53,752	1,361,001
Microsemi Corp. *	54,083	746,345
MicroStrategy, Inc., Class A *	6,088	305,739
Microtune, Inc. *	43,905	102,738
MIPS Technologies, Inc., Class A *	32,966	98,898
MKS Instruments, Inc. *	33,222	438,198
MoneyGram International, Inc. *	64,882	115,490
Monolithic Power Systems, Inc. *	22,682	508,304
Monotype Imaging Holdings, Inc. *	15,592	106,182
MSC Software Corp. *	31,104	207,153
MTS Systems Corp.	11,682	241,233
NCI, Inc. *	5,276	160,496
Ness Technologies, Inc. *	30,772	120,319
Netezza Corp. *	31,801	264,584
NETGEAR, Inc. *	23,315	335,969
Netlogic Microsystems, Inc. * (a)	12,033	438,723
Netscout Systems, Inc. *	17,098	160,379
NetSuite, Inc. * (a)	11,040	130,382
Omnicell, Inc. *	21,697	233,243
Omniture, Inc. * (a)	45,539	571,970
OmniVision Technologies, Inc. *	33,535	348,429
OpenTV Corp., Class A *	69,915	92,288
Opnet Technologies, Inc.	10,623	97,307
Palm, Inc. * (a)	58,364	967,091
Parametric Technology Corp. *	77,226	902,772
Pegasystems, Inc.	10,003	263,879
Pericom Semiconductor Corp. *	18,423	155,122
Perot Systems Corp., Class A *	57,883	829,463
Pervasive Software, Inc. *	18,136	110,448
Phase Forward, Inc. *	29,401	444,249
Phoenix Technology, Ltd. *	24,757	67,091
Photronics, Inc. *	29,703	120,297
PLX Technology, Inc. *	26,389	99,487
PMC-Sierra, Inc. *	148,838	1,184,750
Power Integrations, Inc.	16,000	380,640
Progress Software Corp. *	26,665	564,498
PROS Holdings, Inc. *	13,700	111,244
Quality Systems, Inc. (a)	15,752	897,234
Quantum Corp. *	142,424	$118,212
Quest Software, Inc. *	43,448	605,665
Radiant Systems, Inc. *	19,137	158,837
RadiSys Corp. *	16,767	151,071
Rimage Corp. *	8,612	143,045
Riverbed Technology, Inc. *	36,599	848,731
Rosetta Stone, Inc. *	4,303	118,074
Rubicon Technology, Inc. *	9,073	129,562
Rudolph Technologies, Inc. *	23,295	128,588
Safeguard Scientifics, Inc. *	96,634	127,557
Schawk, Inc., Class A	12,693	95,324
Seachange International, Inc. *	23,047	185,067
Semitool, Inc. *	18,504	85,488
Semtech Corp. *	40,129	638,452
Sigma Designs, Inc. * (a)	18,142	290,998
Silicon Graphics International Corp. *	22,970	104,284
Silicon Image, Inc. *	54,455	125,247
Silicon Storage Technology, Inc. *	59,023	110,373
Skyworks Solutions, Inc. *	111,931	1,094,685
Smart Modular Technologies (WWH), Inc. *	27,683	62,840
Smith Micro Software, Inc. *	19,458	191,078
SolarWinds, Inc. *	7,917	130,551
Solera Holdings, Inc. *	46,704	1,186,282
SPSS, Inc. *	12,551	418,827
SRA International, Inc., Class A * (a)	27,587	484,428
Standard Microsystems Corp. *	14,766	301,965
STEC, Inc. * (a)	16,543	383,632
Stratasys, Inc. * (a)	14,456	158,871
Super Micro Computer, Inc. *	16,662	127,631
Supertex, Inc. *	7,802	195,908
Sybase, Inc. *	55,388	1,735,860
Sykes Enterprises, Inc. *	23,541	425,857
Synaptics, Inc. * (a)	22,989	888,525
Synchronoss Technologies, Inc. *	13,176	161,670
SYNNEX Corp. * (a)	12,891	322,146
Syntel, Inc. (a)	8,466	266,171
Take-Two Interactive Software, Inc. *	53,875	510,196
Taleo Corp. *	21,006	383,780
Techwell, Inc. *	13,148	111,758
Tessera Technologies, Inc. *	32,465	821,040
THQ, Inc. *	45,451	325,429
Tier Technologies Inc., Class B *	15,340	117,811
Trident Microsystems, Inc. *	51,706	89,968
Triquint Semiconductor, Inc. *	98,937	525,355
Tyler Technologies, Inc. *	21,405	334,346
Ultimate Software Group, Inc. * (a)	16,612	402,675
Ultratech, Inc. *	16,875	207,731
Unisys Corp. *	247,563	373,820
Veeco Instruments, Inc. *	21,743	252,001
VeriFone Holdings, Inc. *	48,120	361,381
Virtusa Corp. *	11,053	88,756
Volterra Semiconductor Corp. *	15,473	203,315
White Electronic Designs Corp. *	29,956	138,696
Wind River Systems, Inc. *	46,128	528,627
Zoran Corp. *	34,651	377,696

		57,973,475

The accompanying notes are an integral part of the financial statements.

77

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities - 3.87%
Allete, Inc.	17,794	$511,578
American States Water Company	12,854	445,263
Artesian Resources Corp., Class A	14,028	223,466
Avista Corp.	36,878	656,797
Black Hills Corp.	25,859	594,498
California Water Service Group	13,042	480,467
Central Vermont Public Service Corp.	9,911	179,389
CH Energy Group, Inc.	10,983	512,906
Chesapeake Utilities Corp.	6,126	199,279
Cleco Corp.	40,274	902,943
Connecticut Water Service, Inc.	10,163	220,436
Consolidated Water Company, Ltd.	10,568	167,503
El Paso Electric Company *	31,187	435,371
Empire District Electric Company (a)	24,436	403,683
EnerNOC, Inc. * (a)	8,039	174,205
IDACORP, Inc.	31,400	820,796
ITC Holdings Corp.	33,230	1,507,313
MGE Energy, Inc.	16,178	542,772
Middlesex Water Company	14,037	202,835
New Jersey Resources Corp. (a)	27,525	1,019,526
Nicor, Inc.	29,179	1,010,177
Northwest Natural Gas Company	17,354	769,129
NorthWestern Corp.	24,424	555,890
Ormat Technologies, Inc. (a)	12,923	520,926
Otter Tail Corp. (a)	23,942	522,893
Piedmont Natural Gas, Inc.	47,686	1,149,710
Pike Electric Corp. *	11,702	141,009
PNM Resources, Inc.	58,437	625,860
Portland General Electric Company	49,257	959,526
SJW Corp.	9,456	214,651
South Jersey Industries, Inc.	19,652	685,658
Southwest Gas Corp.	29,453	654,151
Southwest Water Company	21,589	119,171
The Laclede Group, Inc.	15,050	498,607
UIL Holding Corp.	20,100	451,245
Unisource Energy Corp.	23,900	634,306
Unitil Corp.	9,592	197,787
US Geothermal, Inc. *	52,024	73,874
Westar Energy, Inc.	71,433	1,340,797
WGL Holdings, Inc.	32,627	1,044,717

		22,371,110

TOTAL COMMON STOCKS (Cost $536,523,438)		$560,571,178

PREFERRED STOCKS - 0.02%
Consumer, Non-cyclical - 0.02%
Inverness Medical Innovations, Inc., Series B, 3.00%	542	120,812

TOTAL PREFERRED STOCKS (Cost $125,857)		$120,812

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration date 03/02/2012; strike price $12.21) *	251	$10

TOTAL WARRANTS (Cost $0)		$10

RIGHTS - 0.01%
Consumer, Cyclical - 0.01%
Sealy Corp. (Expiration date: 07/02/2009) *	32,407	68,703

TOTAL RIGHTS (Cost $29,329)		$68,703

SHORT TERM INVESTMENTS - 13.88%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$8,016,102	$80,247,597

TOTAL SHORT TERM INVESTMENTS (Cost $80,184,022)		$80,247,597

REPURCHASE AGREEMENTS - 3.21%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $18,533,005 on 07/01/2009, collateralized by $15,185,000 U.S. Treasury Bonds, 6.25% due 08/15/2023 (valued at $18,905,325, including interest)	$18,533,000	$18,533,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,533,000)		$18,533,000

Total Investments (Small Cap Index Trust) (Cost $635,395,646) - 114.10%		$659,541,300
Other assets and liabilities, net - (14.10)%		(81,480,384)

TOTAL NET ASSETS - 100.00%		$578,060,916

Total Bond Market Trust A

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 27.44%
U.S. Treasury Bonds - 7.18%
2.75% due 10/31/2013	$43,730,000	$44,539,705
3.50% due 02/15/2039	740,000	639,870
4.375% due 02/15/2038	2,547,000	2,572,073
4.50% due 05/15/2038	7,845,000	8,098,739
5.25% due 02/15/2029	6,770,000	7,614,138
5.375% due 02/15/2031	880,000	1,010,074
7.875% due 02/15/2021	300,000	407,297
9.25% due 02/15/2016	2,150,000	2,943,483

		67,825,379
U.S. Treasury Notes - 20.26%
0.875% due 01/31/2011 to 03/31/2011	50,900,000	50,859,763
1.25% due 11/30/2010	20,000,000	20,147,600
1.50% due 10/31/2010	51,000,000	51,565,794
1.75% due 01/31/2014 to 03/31/2014	19,320,000	18,704,465
1.875% due 02/28/2014	13,890,000	13,530,804

The accompanying notes are an integral part of the financial statements.

78

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% due 11/30/2013	$4,795,000	$4,724,571
2.75% due 02/15/2019	9,600,000	8,990,976
3.75% due 11/15/2018	21,736,000	22,111,381
4.75% due 05/15/2014	800,000	882,000

		191,517,354

TOTAL U.S. TREASURY OBLIGATIONS (Cost $262,199,467)		$259,342,733

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.27%
Federal Farm Credit Bank - 0.39%
3.875% due 10/07/2013	1,700,000	1,789,241
4.875% due 12/16/2015	1,800,000	1,936,550

		3,725,791
Federal Home Loan Bank - 0.86%
3.875% due 01/15/2010 to 06/14/2013	3,625,000	3,748,363
5.00% due 11/17/2017	4,090,000	4,377,215

		8,125,578
Federal Home Loan Mortgage Corp. - 15.00%
2.875% due 11/23/2010	6,000,000	6,169,626
3.75% due 06/28/2013	4,000,000	4,200,212
3.875% due 06/29/2011	6,000,000	6,304,812
4.00% due 04/01/2039	2,190,705	2,122,075
4.125% due 09/27/2013	5,500,000	5,827,123
4.50% due 07/01/2018 to 05/01/2039	14,757,906	14,879,782
5.00% due 06/01/2023 to 03/01/2038	22,769,307	23,251,180
5.50% due 08/23/2017 to 01/01/2039	35,753,432	37,196,563
5.817% due 02/01/2037 (b)	2,077,997	2,176,913
6.00% due 06/15/2011 to 10/01/2038	23,038,873	24,266,945
6.019% due 08/01/2037 (b)	2,300,565	2,417,750
6.25% due 07/15/2032	570,000	677,274
6.50% due 08/01/2037 to 09/01/2038	6,265,603	6,667,606
6.75% due 09/15/2029	2,900,000	3,539,621
7.00% due 11/01/2037	1,922,933	2,084,053

		141,781,535
Federal National Mortgage Association - 22.94%
3.25% due 04/09/2013	4,000,000	4,153,168
3.875% due 07/12/2013	6,000,000	6,315,720
4.00% due 06/01/2024 to 04/01/2039	6,969,054	6,858,428
4.375% due 10/15/2015	4,850,000	5,125,834
4.50% due 06/01/2018 to 05/01/2039	21,975,000	22,226,134
4.632% due 01/01/2035 (b)	2,858,923	2,929,189
4.836% due 04/01/2036 (b)	2,456,301	2,529,497
4.927% due 07/01/2034 (b)	2,115,052	2,202,578
5.00% due 06/01/2018 to 03/01/2038	41,275,896	42,334,361
5.03% due 09/01/2037 (b)	2,181,509	2,290,817
5.468% due 04/01/2036 (b)	708,976	738,440
5.50% due 08/01/2017 to 11/01/2038	51,280,549	53,230,719
5.50% due 05/01/2036 (b)	729,228	759,434
5.68% due 04/01/2037 (b)	3,002,469	3,155,407
6.00% due 08/01/2023 to 10/01/2038	35,780,220	37,593,613
5.997% due 10/01/2037 (b)	2,403,166	2,525,578
6.125% due 03/15/2012	1,275,000	1,424,531
6.50% due 07/01/2036 to 10/01/2038	9,507,460	10,156,264
6.625% due 11/15/2030	2,425,000	2,970,079
7.00% due 10/01/2038	$1,860,440	$2,025,045
7.125% due 06/15/2010	1,750,000	1,861,076
7.25% due 05/15/2030	2,600,000	3,385,140

		216,791,052
Government National Mortgage Association - 4.88%
4.50% due 06/15/2023 to 05/15/2039	4,512,174	4,533,114
5.00% due 05/15/2038 to 04/15/2039	11,784,342	12,024,805
5.50% due 08/15/2023 to 01/15/2039	12,285,040	12,714,640
6.00% due 06/20/2038 to 10/15/2038	11,332,263	11,836,624
6.50% due 09/20/2037 to 12/15/2038	4,672,691	4,967,432

		46,076,615
Tennessee Valley Authority - 0.13%
6.75% due 11/01/2025	1,035,000	1,193,647
The Financing Corp. - 0.07%
8.60% due 09/26/2019	525,000	699,625

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $406,807,292)		$418,393,843

FOREIGN GOVERNMENT OBLIGATIONS - 1.42%
Austria - 0.06%

Government of Austria 5.00% due 05/19/2014 (j)	540,000	570,799
Brazil - 0.25%
Federative Republic of Brazil
5.875% due 01/15/2019	1,420,000	1,436,330
6.00% due 01/17/2017	890,000	913,585

		2,349,915
Canada - 0.46%
Government of Canada
5.00% due 02/15/2012	240,000	253,669
5.125% due 01/26/2017	370,000	378,216
5.20% due 02/21/2017	300,000	307,166
6.50% due 01/15/2026	390,000	438,193
7.50% due 07/15/2023	310,000	362,952
7.50% due 09/15/2029	610,000	747,936
Export Development Canada
3.50% due 05/16/2013	475,000	482,579
Province of Ontario
4.50% due 02/03/2015	1,100,000	1,146,301
Province of Saskatchewan
8.00% due 02/01/2013	240,000	276,737

		4,393,749
Israel - 0.09%
Government of Israel
5.125% due 03/26/2019	440,000	436,776
5.50% due 09/18/2023	380,000	406,279

		843,055
Italy - 0.20%
Republic of Italy 4.50% due 01/21/2015	500,000	512,608

The accompanying notes are an integral part of the financial statements.

79

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (continued)
6.875% due 09/27/2023	$1,210,000	$1,358,125

		1,870,733
Mexico - 0.29%
Government of Mexico
5.95% due 03/19/2019	2,519,000	2,544,190
9.875% due 02/01/2010	150,000	157,125

		2,701,315
Peru - 0.07%
Republic of Peru 7.125% due 03/30/2019	670,000	715,225

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,535,313)		$13,444,791

CORPORATE BONDS - 21.50%
Basic Materials - 0.56%
Agrium, Inc. 6.75% due 01/15/2019	490,000	484,212
Alcoa, Inc. 6.75% due 07/15/2018	485,000	430,283
Anglo American Capital 9.375% due 04/08/2019 (j)	600,000	648,000
ArcelorMittal 5.375% due 06/01/2013	320,000	306,492
BHP Billiton Finance
6.50% due 04/01/2019	500,000	555,263
6.75% due 11/01/2013	159,000	175,791
E.I. Du Pont de Nemours & Company
5.75% due 03/15/2019	650,000	685,984
5.875% due 01/15/2014	395,000	427,750
Praxair, Inc. 4.375% due 03/31/2014	620,000	641,937
Rio Tinto Alcan, Inc. 6.125% due 12/15/2033	360,000	284,487
Rio Tinto Finance USA, Ltd. 6.50% due 07/15/2018	434,000	434,253
The Dow Chemical Company 5.70% due 05/15/2018	230,000	203,256

		5,277,708
Communications - 2.56%
Ameritech Capital Funding 6.875% due 10/15/2027	240,000	242,649
AT&T Corp. 8.00% due 11/15/2031	380,000	438,589
AT&T Wireless Services, Inc. 7.875% due 03/01/2011	450,000	485,309
AT&T, Inc.
6.30% due 01/15/2038	1,150,000	1,111,192
6.70% due 11/15/2013	685,000	752,283
BellSouth Corp. 6.875% due 10/15/2031	735,000	757,182
British Sky Broadcasting Group PLC 9.50% due 11/15/2018 (j)	420,000	501,989
British Telecommunications PLC 5.95% due 01/15/2018	270,000	243,335
British Telecommunications PLC (continued) 9.625% due 12/15/2030	$250,000	$277,164
CBS Corp. 8.875% due 05/15/2019	445,000	433,701
Cisco Systems, Inc.
5.25% due 02/22/2011	350,000	369,054
5.50% due 02/22/2016	300,000	317,817
Comcast Cable Communications 8.875% due 05/01/2017	300,000	352,733
Comcast Corp.
5.70% due 07/01/2019	460,000	455,825
6.50% due 01/15/2015	320,000	339,419
6.50% due 11/15/2035	755,000	763,224
COX Communications, Inc. 9.375% due 01/15/2019 (j)	605,000	728,500
Deutsche Telekom International Finance BV 8.75 due 06/15/2030	725,000	848,779
France Telecom SA 8.50% due 03/01/2031	460,000	590,792
News America, Inc. 6.65% due 11/15/2037	525,000	472,246
Rogers Cable, Inc. 7.875% due 05/01/2012	455,000	490,419
SBC Communications, Inc. 5.625% due 06/15/2016	400,000	411,639
Sprint Capital Corp. 6.875% due 11/15/2028	400,000	284,000
TCI Communications, Inc. 7.125% due 02/15/2028	455,000	464,152
Telecom Italia Capital SA
5.25% due 11/15/2013	730,000	715,829
7.721% due 06/04/2038	450,000	458,255
Telefonica Emisiones SAU 6.221% due 07/03/2017	210,000	222,173
Telefonica Europe BV 8.25% due 09/15/2030	500,000	619,027
Time Warner Companies, Inc.
7.25% due 10/15/2017	400,000	411,928
7.57% due 02/01/2024	480,000	469,917
Time Warner Entertainment Company LP 8.375% due 07/15/2033	970,000	1,085,746
Time Warner, Inc.
6.75% due 04/15/2011	530,000	554,683
7.625% due 04/15/2031	110,000	106,937
Verizon Communications, Inc.
5.25% due 04/15/2013	1,025,000	1,075,718
6.10% due 04/15/2018	675,000	692,386
6.90% due 04/15/2038	875,000	912,803
7.375% due 09/01/2012	450,000	503,423
Verizon Global Funding Corp. 7.25% due 12/01/2010	675,000	718,701
Verizon Wireless Capital LLC 7.375% due 11/15/2013 (j)	470,000	525,699
Viacom, Inc.
6.25% due 04/30/2016	530,000	522,135
7.875% due 07/30/2030	430,000	342,447
Vivendi 5.75% due 04/04/2013 (j)	305,000	306,925

The accompanying notes are an integral part of the financial statements.

80

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Vodafone Group PLC
5.375% due 01/30/2015	$795,000	$810,925
5.45% due 06/10/2019	480,000	472,008
Walt Disney Company, MTN 5.625% due 09/15/2016	500,000	537,179

		24,196,836
Consumer, Cyclical - 0.72%
CVS Caremark Corp.
6.125% due 08/15/2016	450,000	466,153
6.60% due 03/15/2019	370,000	395,346
CVS Pass-Through Trust 8.353% due 07/10/2031 (j)	460,000	474,240
DaimlerChrysler NA Holding Corp. 5.875% due 03/15/2011	455,000	462,564
DaimlerChrysler NA Holding Corp., MTN 5.75% due 09/08/2011	295,000	301,016
Home Depot, Inc.
4.625% due 08/15/2010	455,000	463,552
5.40% due 03/01/2016	100,000	99,822
Lowe’s Companies, Inc. 6.10% due 09/15/2017	315,000	335,461
McDonald’s Corp., MTN 5.00% due 02/01/2019	328,000	336,263
Target Corp.
6.50% due 10/15/2037	500,000	505,777
7.50% due 08/15/2010	775,000	821,142
Walgreen Company 5.25% due 01/15/2019	450,000	468,122
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	455,000	442,826
6.20% due 04/15/2038	585,000	628,677
7.55% due 02/15/2030	300,000	380,966
Yum! Brands, Inc. 6.25% due 03/15/2018	190,000	195,492

		6,777,419
Consumer, Non-cyclical - 2.65%
Abbott Laboratories
4.35% due 03/15/2014	540,000	559,441
5.875% due 05/15/2016	195,000	212,671
Altria Group, Inc.
8.50% due 11/10/2013	465,000	528,578
9.25% due 08/06/2019	955,000	1,072,380
Amgen, Inc. 5.70% due 02/01/2019	415,000	437,830
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (j)	670,000	694,784
7.75% due 01/15/2019 (j)	450,000	492,145
Archer-Daniels-Midland Company 7.00% due 02/01/2031	300,000	336,795
AstraZeneca PLC 5.90% due 09/15/2017	465,000	497,936
Bacardi, Ltd. 8.20% due 04/01/2019 (j)	620,000	679,076
Baxter International, Inc. 5.90% due 09/01/2016	225,000	242,515
Bottling Group LLC 5.125% due 01/15/2019	450,000	458,657
Bristol-Myers Squibb Company 6.80% due 11/15/2026	$280,000	$311,007
Brown-Forman Corp. 5.00% due 02/01/2014	450,000	463,677
Bunge, Ltd. Finance Corp. 8.50% due 06/15/2019	300,000	313,696
Campbell Soup Company 4.50% due 02/15/2019	600,000	589,861
Cargill, Inc. 7.35% due 03/06/2019 (j)	475,000	504,634
Clorox Company 5.95% due 10/15/2017	390,000	397,609
Coca-Cola Company 4.875% due 03/15/2019	150,000	154,131
Coca-Cola Enterprises, Inc. 8.50% due 02/01/2022	505,000	656,251
ConAgra Foods, Inc.
5.819% due 06/15/2017	75,000	75,760
7.00% due 04/15/2019	300,000	328,884
9.75% due 03/01/2021	222,000	269,656
Covidien International Finance SA 6.00% due 10/15/2017	500,000	531,724
Diageo Capital PLC 7.375% due 01/15/2014	717,000	811,253
Eli Lilly & Company 7.125% due 06/01/2025	340,000	377,189
Express Scripts, Inc. 6.25% due 06/15/2014	300,000	317,432
General Mills, Inc. 5.65% due 02/15/2019	450,000	470,324
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/2014	577,000	591,081
Johnson & Johnson
5.55% due 08/15/2017	150,000	163,035
5.85% due 07/15/2038	365,000	391,173
Kellogg Company, Series B 6.60% due 04/01/2011	530,000	567,870
Kimberly-Clark Corp. 7.50% due 11/01/2018	330,000	397,114
Kraft Foods, Inc. 6.75% due 02/19/2014	1,080,000	1,184,512
Kroger Company 6.40% due 08/15/2017	500,000	530,090
Medtronic, Inc. 5.60% due 03/15/2019	315,000	330,091
Merck & Company, Inc. 5.75% due 11/15/2036	600,000	599,129
Novartis Securities Investment, Ltd. 5.125% due 02/10/2019	365,000	373,426
PepsiCo, Inc. 7.90% due 11/01/2018	315,000	383,230
Pharmacia Corp. 6.50% due 12/01/2018	450,000	499,406
Philip Morris International, Inc. 6.875% due 03/17/2014	390,000	440,044
Procter & Gamble Company 4.60% due 01/15/2014	530,000	557,391
Quest Diagnostics, Inc. 5.45% due 11/01/2015	134,000	129,875

The accompanying notes are an integral part of the financial statements.

81

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Roche Holdings, Inc. 6.00% due 03/01/2019	$330,000	$351,873
SABMiller PLC 6.50% due 07/15/2018 (j)	310,000	320,238
Safeway, Inc.
6.25% due 03/15/2014	315,000	338,040
6.35% due 08/15/2017	520,000	549,522
Schering Plough Corp. 5.55% due 12/01/2013	380,000	408,179
Science Applications International Corp. 5.50% due 07/01/2033	300,000	252,623
Sysco Corp. 5.375% due 03/17/2019	250,000	256,784
Tate & Lyle International Finance PLC 5.00% due 11/15/2014 (j)	310,000	278,078
Tesco PLC 6.15% due 11/15/2037 (j)	235,000	237,730
UnitedHealth Group, Inc. 4.875% due 03/15/2015	795,000	762,472
WellPoint, Inc.
6.375% due 06/15/2037	170,000	155,869
7.00% due 02/15/2019	500,000	516,884
Wyeth 5.50% due 03/15/2013	660,000	705,609

		25,057,264
Energy - 1.84%
Anadarko Finance Company, Series B 6.75% due 05/01/2011	585,000	608,868
Apache Corp. 6.00% due 09/15/2013	295,000	320,983
Cameron International Corp. 7.00% due 07/15/2038	340,000	306,758
CenterPoint Energy Resources Corp. 7.875% due 04/01/2013	370,000	394,667
Chevron Corp. 4.95% due 03/03/2019	440,000	454,649
Conoco Funding Company 6.35% due 10/15/2011	395,000	431,096
ConocoPhillips Company 5.75% due 02/01/2019	455,000	479,741
DCP Midstream LLC
9.70% due 12/01/2013 (j)	390,000	429,913
9.75% due 03/15/2019 (j)	475,000	529,503
Devon Financing Corp. 6.875% due 09/30/2011	400,000	434,436
Diamond Offshore Drilling, Inc. 5.875% due 05/01/2019	600,000	611,375
Enbridge Energy Partners LP 9.875% due 03/01/2019	530,000	614,443
EnCana Corp. 6.50% due 08/15/2034	530,000	538,330
Enterprise Products Operating LLC
4.60% due 08/01/2012	300,000	301,285
9.75% due 01/31/2014	265,000	304,620
GlobalSantaFe Corp. 5.00% due 02/15/2013	425,000	415,854
Halliburton Company 6.15% due 09/15/2019	300,000	324,767
Kerr-McGee Corp. 6.95% due 07/01/2024	$530,000	$491,774
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015	240,000	242,572
5.85% due 09/15/2012	415,000	432,648
6.85% due 02/15/2020	500,000	512,506
7.30% due 08/15/2033	90,000	86,450
9.00% due 02/01/2019	265,000	301,407
Marathon Oil Corp. 6.00% due 10/01/2017	425,000	432,746
Nabors Industries, Inc. 9.25% due 01/15/2019 (j)	450,000	518,840
Noble Holding International, Ltd. 7.375% due 03/15/2014	370,000	383,495
ONEOK Partners LP 6.65% due 10/01/2036	363,000	334,689
Pemex Project Funding Master Trust 7.375% due 12/15/2014	350,000	372,845
Petrobras International Finance Company 8.375% due 12/10/2018	395,000	452,670
Petro-Canada
5.95% due 05/15/2035	315,000	283,883
6.05% due 05/15/2018	500,000	497,554
Plains All American Pipeline LP 8.75% due 05/01/2019	300,000	340,425
Shell International Finance BV 6.375% due 12/15/2038	495,000	539,165
Talisman Energy, Inc.
6.25% due 02/01/2038	235,000	211,658
7.75% due 06/01/2019	300,000	332,338
TEPPCO Partners LP 6.65% due 04/15/2018	165,000	167,495
Texas Eastern Transmission LP 6.00% due 09/15/2017 (j)	190,000	189,737
Tosco Corp. 8.125% due 02/15/2030	543,000	634,812
TransCanada PipeLines, Ltd. 5.85% due 03/15/2036	630,000	608,262
Valero Energy Corp. 6.125% due 06/15/2017	475,000	457,923
Weatherford International, Ltd. 5.50% due 02/15/2016	430,000	412,312
XTO Energy, Inc. 5.50% due 06/15/2018	645,000	646,329

		17,385,823
Financial - 9.11%
Abbey National PLC 7.95% due 10/26/2029	340,000	302,217
Aegon Funding Corp. 5.75% due 12/15/2020	225,000	195,628
Aetna, Inc. 6.00% due 06/15/2016	450,000	444,639
Allied Capital Corp. 6.625% due 07/15/2011	295,000	166,092
Allied World Assurance Holdings, Ltd. 7.50% due 08/01/2016	390,000	330,247
Allstate Corp. 5.95% due 04/01/2036	455,000	397,286

The accompanying notes are an integral part of the financial statements.

82

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Allstate Corp. (continued) 7.45% due 05/16/2019	$310,000	$335,377
AMB Property LP, MTN 6.30% due 06/01/2013	300,000	278,206
American Express Bank FSB, BKNT 6.00% due 09/13/2017	925,000	843,758
American Express Bank FSB, GMTN 3.15% due 12/09/2011	1,045,000	1,082,036
American Express Credit Corp., Series C 7.30% due 08/20/2013	380,000	395,089
AON Corp. 8.205% due 01/01/2027	250,000	225,000
AXA SA 8.60% due 12/15/2030	290,000	271,683
Bank of America Corp.
2.10% due 04/30/2012	900,000	901,372
3.125% due 06/15/2012	525,000	541,457
5.42% due 03/15/2017	499,000	414,391
7.375% due 05/15/2014	250,000	258,254
7.80% due 02/15/2010	520,000	534,476
Bank of New York Mellon Corp. 6.375% due 04/01/2012	130,000	135,764
Bank of New York Mellon Corp., MTN 4.50% due 04/01/2013	675,000	686,899
Bank One Corp. 7.875% due 08/01/2010	725,000	760,131
Barclays Bank PLC 5.45% due 09/12/2012	450,000	469,174
BB&T Corp.
5.20% due 12/23/2015	450,000	415,881
5.70% due 04/30/2014	600,000	612,859
Bear Stearns Companies, Inc. 7.25% due 02/01/2018	980,000	1,032,909
Berkshire Hathaway Finance Corp.
4.00% due 04/15/2012 (j)	300,000	310,048
5.40% due 05/15/2018 (j)	450,000	463,741
BP Capital Markets PLC
3.625% due 05/08/2014	3,000,000	2,991,978
5.25% due 11/07/2013	270,000	289,794
Capital One Bank USA NA
8.80% due 07/15/2019	600,000	612,974
Capital One Financial Corp.
7.375% due 05/23/2014	690,000	711,514
Capital One Financial Corp., MTN
5.70% due 09/15/2011	395,000	396,752
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	560,000	597,347
Chubb Corp.
5.75% due 05/15/2018	435,000	451,197
Citigroup, Inc.
2.125% due 04/30/2012	915,000	919,017
2.875% due 12/09/2011	1,040,000	1,069,838
5.50% due 04/11/2013	530,000	496,740
5.875% due 02/22/2033	895,000	661,975
5.875% due 05/29/2037	620,000	484,454
6.00% due 02/21/2012	1,190,000	1,176,579
6.125% due 11/21/2017	1,265,000	1,109,103
8.50% due 05/22/2019	460,000	467,930
CME Group, Inc. 5.75% due 02/15/2014	$360,000	$383,910
Credit Suisse First Boston USA, Inc.
4.875% due 01/15/2015	690,000	692,915
6.50% due 01/15/2012	787,000	849,267
Credit Suisse New York 5.50% due 05/01/2014	1,500,000	1,558,410
Deutsche Bank AG 4.875% due 05/20/2013	1,150,000	1,180,443
Dresdner Bank AG 7.25% due 09/15/2015	270,000	231,756
Duke Realty LP 5.95% due 02/15/2017	225,000	174,413
Eksportfinans A/S 5.50% due 06/26/2017	440,000	440,244
ERP Operating LP 5.75% due 06/15/2017	591,000	551,332
FleetBoston Financial Corp. 6.70% due 07/15/2028	500,000	408,959
General Electric Capital Corp.
2.20% due 06/08/2012	450,000	452,305
3.00% due 12/09/2011	525,000	541,616
6.125% due 02/22/2011	1,620,000	1,697,945
6.75% due 03/15/2032	980,000	879,752
General Electric Capital Corp., MTN
5.625% due 09/15/2017	1,135,000	1,086,249
6.875% due 01/10/2039	950,000	855,107
Goldman Sachs Group, Inc.
3.25% due 06/15/2012	610,000	631,288
5.50% due 11/15/2014	1,060,000	1,062,424
6.125% due 02/15/2033	530,000	494,660
6.15% due 04/01/2018	1,030,000	1,002,784
6.875% due 01/15/2011	800,000	845,766
7.50% due 02/15/2019	1,600,000	1,713,235
Hartford Financial Services Group, Inc. 5.95% due 10/15/2036	230,000	157,038
HBOS PLC 6.75% due 05/21/2018 (j)	200,000	150,978
HSBC Finance Corp.
5.00% due 06/30/2015	1,000,000	931,795
8.00% due 07/15/2010	940,000	975,889
HSBC Holdings PLC 6.50% due 09/15/2037	905,000	875,418
HSBC USA, Inc., Series BKNT 5.875% due 11/01/2034	250,000	231,761
ING Security Life Institutional Funding 4.25% due 01/15/2010 (j)	585,000	571,780
International Lease Finance Corp., MTN 5.45% due 03/24/2011	185,000	155,096
John Deere Capital Corp. 5.10% due 01/15/2013	540,000	561,404
John Deere Capital Corp., MTN
4.95% due 12/17/2012	740,000	762,558
5.25% due 10/01/2012	500,000	528,156
JPMorgan Chase & Company
3.125% due 12/01/2011	1,100,000	1,137,897
4.75% due 05/01/2013	670,000	678,501
6.40% due 05/15/2038	1,530,000	1,533,857
6.75% due 02/01/2011	975,000	1,019,326

The accompanying notes are an integral part of the financial statements.

83

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Keycorp, MTN 6.50% due 05/14/2013	$500,000	$498,161
Kreditanstalt fuer Wiederaufbau
3.25% due 03/15/2013	2,150,000	2,190,622
4.375% due 03/15/2018	970,000	987,796
5.125% due 03/14/2016	1,105,000	1,192,734
Landwirtschaftliche Rentenbank
3.875% due 03/15/2010	540,000	550,559
5.125% due 02/01/2017	315,000	333,696
Lincoln National Corp. 5.65% due 08/27/2012	225,000	218,393
Marsh & McLennan Companies, Inc. 5.75% due 09/15/2015	450,000	428,728
MBNA Corp. 5.00% due 06/15/2015	600,000	539,903
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	885,000	846,538
6.875% due 11/15/2018	975,000	899,879
7.75% due 05/14/2038	530,000	492,320
Merrill Lynch & Company, Inc., MTN 6.875% due 04/25/2018	397,000	367,446
MetLife, Inc. 6.75% due 06/01/2016	300,000	305,417
MetLife, Inc., Series A 6.817% due 08/15/2018	670,000	674,763
Morgan Stanley
2.25% due 03/13/2012	440,000	443,875
3.25% due 12/01/2011	525,000	544,627
6.75% due 04/15/2011	1,130,000	1,183,752
7.30% due 05/13/2019	900,000	933,255
Morgan Stanley, MTN
5.95% due 12/28/2017	865,000	830,019
6.625% due 04/01/2018	793,000	790,546
Oesterreichische Kontrollbank AG
2.875% due 03/15/2011	290,000	296,285
4.875% due 02/16/2016	485,000	496,672
PartnerRe Finance A LLC 6.875% due 06/01/2018	500,000	470,018
PNC Funding Corp.
2.30% due 06/22/2012	530,000	534,316
4.50% due 03/10/2010	395,000	397,672
5.625% due 02/01/2017	450,000	417,049
6.70% due 06/10/2019	460,000	474,444
ProLogis 5.625% due 11/15/2016	180,000	138,365
Prudential Financial, Inc. 4.75% due 04/01/2014	650,000	611,127
Realty Income Corp. 5.95% due 09/15/2016	135,000	120,081
Royal Bank of Scotland Group PLC 5.00% due 11/12/2013	372,000	306,400
Simon Property Group LP 5.875% due 03/01/2017	245,000	224,946
SLM Corp. 4.50% due 07/26/2010	450,000	425,250
State Street Corp. 2.15% due 04/30/2012	440,000	441,991
SunTrust Banks, Inc. 6.00% due 09/11/2017	450,000	407,408
The St. Paul Companies, Inc. 5.50% due 12/01/2015	$330,000	$337,856
The Travelers Companies, Inc. 5.90% due 06/02/2019	460,000	473,909
Toyota Motor Credit Corp. 5.45% due 05/18/2011	475,000	497,237
UBS AG/Stamford Branch, MTN 5.75% due 04/25/2018	795,000	724,035
Unilever Capital Corp. 7.125% due 11/01/2010	400,000	427,086
Union Bank of California, N.A. 5.95% due 05/11/2016	500,000	462,549
US Bancorp
2.25% due 03/13/2012	440,000	443,875
4.20% due 05/15/2014	310,000	313,503
US Bank NA, BKNT 6.375% due 08/01/2011	400,000	428,602
Wachovia Bank NA, Series BKNT 4.875% due 02/01/2015	1,100,000	1,050,379
WEA Finance LLC 7.50% due 06/02/2014 (j)	900,000	892,374
Wells Fargo & Company
2.125% due 06/15/2012	300,000	300,879
3.00% due 12/09/2011	525,000	542,504
5.00% due 11/15/2014	450,000	449,213
5.625% due 12/11/2017	800,000	787,466
6.375% due 08/01/2011	1,090,000	1,142,183
Wells Fargo Bank NA
5.95% due 08/26/2036	1,574,000	1,408,580
6.45% due 02/01/2011	750,000	784,172
Xstrata Finance Canada, Ltd. 5.80% due 11/15/2016 (j)	450,000	403,271

		86,132,766
Government - 0.08%
Development Bank of Japan, Series DTC 5.125% due 02/01/2017	200,000	203,683
Japan Finance Corp. Municipal Enterprises, DTC 4.625% due 04/21/2015	200,000	205,239
Svensk Exportkredit AB, GMTN 4.875% due 09/29/2011	335,000	353,558

		762,480
Industrial - 1.53%
3M Company, Series MTN 4.375% due 08/15/2013	350,000	372,154
BAE Systems Holdings, Inc. 6.375% due 06/01/2019 (j)	600,000	613,435
Boeing Company 8.75% due 09/15/2031	405,000	511,222
Burlington Northern Santa Fe Corp. 7.00% due 02/01/2014	525,000	561,651
Canadian National Railway Company 6.375% due 10/15/2011	250,000	272,322
Caterpillar, Inc. 7.90% due 12/15/2018	390,000	449,803
Commercial Metals Company 7.35% due 08/15/2018	450,000	409,632
CRH America, Inc. 8.125% due 07/15/2018	330,000	317,693

The accompanying notes are an integral part of the financial statements.

84

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
CSX Corp.
6.25% due 04/01/2015	$625,000	$646,155
7.375% due 02/01/2019	450,000	488,718
Danaher Corp. 5.40% due 03/01/2019	310,000	319,383
Emerson Electric Company 4.875% due 10/15/2019	340,000	340,112
FedEx Corp. 8.00% due 01/15/2019	225,000	256,408
General Dynamics Corp. 5.25% due 02/01/2014	395,000	422,046
General Electric Company 5.00% due 02/01/2013	1,425,000	1,482,735
Honeywell International, Inc. 3.875% due 02/15/2014	445,000	454,697
Ingersoll-Rand Global Holding Company, Ltd. 6.875% due 08/15/2018	450,000	450,106
Koninklijke Philips Electronics NV 6.875% due 03/11/2038	500,000	535,573
Norfolk Southern Corp.
5.90% due 06/15/2019	300,000	310,908
7.05% due 05/01/2037	430,000	474,261
Northrop Grumman Corp. 7.75% due 03/01/2016	350,000	400,877
Siemens Financierings NV 6.125% due 08/17/2026	354,000	360,071
Stanley Works 6.15% due 10/01/2013	590,000	633,467
Tyco Electronics Group SA 6.55% due 10/01/2017	600,000	544,756
Tyco International Finance SA 8.50% due 01/15/2019	320,000	354,810
Union Pacific Corp. 6.625% due 02/01/2029	390,000	401,535
United Parcel Service, Inc. 5.50% due 01/15/2018	320,000	340,814
United Technologies Corp.
5.375% due 12/15/2017	415,000	439,499
6.125% due 02/01/2019	610,000	675,141
Waste Management, Inc. 7.375% due 03/11/2019	615,000	659,048

		14,499,032
Technology - 0.59%
Computer Sciences Corp. 6.50% due 03/15/2018	600,000	613,097
Dell, Inc.
4.70% due 04/15/2013	450,000	463,116
5.875% due 06/15/2019	300,000	306,212
Hewlett-Packard Company
4.75% due 06/02/2014	475,000	495,871
5.50% due 03/01/2018	250,000	262,798
International Business Machines Corp.
6.50% due 10/15/2013	1,045,000	1,167,965
8.00% due 10/15/2038	350,000	453,008
Microsoft Corp. 2.95% due 06/01/2014	445,000	441,772
Oracle Corp. 5.75% due 04/15/2018	570,000	601,261
Pitney Bowes, Inc. 6.25% due 03/15/2019	$250,000	$263,528
Xerox Corp. 5.65% due 05/15/2013	500,000	493,874

		5,562,502
Utilities - 1.86%
CalEnergy Company, Inc. 8.48% due 09/15/2028	565,000	664,932
Carolina Power & Light Company 5.30% due 01/15/2019	225,000	234,898
Consolidated Edison Company of New York, Inc.
6.65% due 04/01/2019	930,000	1,034,087
7.125% due 12/01/2018	390,000	443,044
Constellation Energy Group, Inc. 7.60% due 04/01/2032	180,000	160,278
Dominion Resources, Inc. 5.00% due 03/15/2013	410,000	419,563
DTE Energy Company 6.35% due 06/01/2016	330,000	302,804
Duke Energy Carolinas 5.625% due 11/30/2012	400,000	428,707
Duke Energy Carolinas, Series C 7.00% due 11/15/2018	390,000	454,651
E.ON International Finance BV 5.80% due 04/30/2018 (j)	595,000	619,045
Enel Finance International SA 6.25% due 09/15/2017 (j)	250,000	261,018
Entergy Texas, Inc. 7.125% due 02/01/2019	225,000	234,563
Exelon Corp. 6.75% due 05/01/2011	995,000	1,038,547
FirstEnergy Corp.
6.45% due 11/15/2011	210,000	219,190
7.375% due 11/15/2031	450,000	424,736
FPL Group Capital, Inc. 7.875% due 12/15/2015	395,000	468,308
Georgia Power Company 5.95% due 02/01/2039	455,000	476,980
Hydro-Quebec, Series HY 8.40% due 01/15/2022	150,000	183,308
Hydro-Quebec, Series JL 6.30% due 05/11/2011	600,000	650,297
Indiana Michigan Power Company 6.05% due 03/15/2037	445,000	415,983
Israel Electric Corp., Ltd. 7.25% due 01/15/2019 (j)	520,000	513,639
Kansas City Power & Light Company 7.15% due 04/01/2019	630,000	689,033
KeySpan Corp. 8.00% due 11/15/2030	455,000	488,459
NiSource Finance Corp. 6.80% due 01/15/2019	500,000	468,547
Oncor Electric Delivery Company 7.50% due 09/01/2038	260,000	293,286
Pacific Gas & Electric Company 6.25% due 12/01/2013	620,000	680,813
Pacificorp 6.00% due 01/15/2039	450,000	471,621

The accompanying notes are an integral part of the financial statements.

85

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Peco Energy Company 5.00% due 10/01/2014	$600,000	$629,270
Progress Energy, Inc.
7.05% due 03/15/2019	600,000	665,700
7.10% due 03/01/2011	265,000	281,842
Public Service Electric & Gas Company 6.33% due 11/01/2013	525,000	573,963
San Diego Gas & Electric Company, Series FFF 6.125% due 09/15/2037	272,000	293,601
Scottish Power PLC 4.91% due 03/15/2010	160,000	162,932
Southern California Edison Company, Series 05-E 5.35% due 07/15/2035	545,000	530,587
Southwestern Public Service Company, Series G 8.75% due 12/01/2018	355,000	426,589
Virginia Electric and Power Company
5.00% due 06/30/2019	500,000	504,260
8.875% due 11/15/2038	240,000	321,659
Wisconsin Electric Power Company 6.00% due 04/01/2014	360,000	395,514

		17,526,254

TOTAL CORPORATE BONDS (Cost $197,568,336)		$203,178,084

MUNICIPAL BONDS - 0.19%
California - 0.10%
State of California 7.50% due 04/01/2034	1,040,000	955,999
Illinois - 0.09%
Illinois State Toll Highway Authority 6.184% due 01/01/2034	300,000	306,969
Illinois State, Taxable Pension 5.10% due 06/01/2033	570,000	507,602

		814,571

TOTAL MUNICIPAL BONDS (Cost $1,896,554)		$1,770,570

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.29%
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3 4.128% due 07/10/2042	627,654	626,187
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 4.512% due 12/10/2042	1,270,000	1,141,996
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class AM 5.421% due 09/10/2045	200,000	102,923
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4 5.889% due 07/10/2044	1,300,000	1,032,256
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class AM 5.6228% due 03/11/2039 (b)	200,000	103,190
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1 5.9166% due 03/15/2049 (b)	353,141	358,411
Citigroup/Deutsche Bank Commercial Mortgage, Series 2006-CD2, Class AM 5.5918% due 01/15/2046 (b)	$200,000	$102,906
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A2 4.433% due 07/10/2039	992,302	990,112
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2 4.353% due 06/10/2048	1,497,159	1,459,481
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A4 5.023% due 04/10/2040	1,840,000	1,704,063
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A3 5.134% due 08/10/2038	1,880,000	1,714,958
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM 5.622% due 04/10/2038	200,000	115,866
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2004-CBX, Class A6 4.899% due 01/12/2037	1,170,000	994,330
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB14, Class A3A 5.491% due 12/12/2044	1,860,000	1,634,561
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.3444% due 12/15/2044 (b)	860,000	727,035
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4 4.738% due 07/15/2042	2,065,000	1,748,001
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B 5.447% due 05/15/2045	205,000	169,479
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 7.95% due 05/15/2025	851,560	865,408
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A2 4.31% due 02/15/2030	1,000,000	980,659
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3 5.347% due 11/15/2038	2,068,000	1,643,967
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4 5.69% due 02/12/2051	460,000	304,038
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A1 5.773% due 06/12/2046	174,531	176,432
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A2 6.1186% due 08/12/2049 (b)	2,450,000	2,149,531
Morgan Stanley Capital I, Series 2007-T27, Class A4 5.8029% due 06/11/2042 (b)	3,580,000	3,003,850
Morgan Stanley Capital I, Series 2004-HQ3, Class A4 4.80% due 01/13/2041	1,890,000	1,683,911
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A 4.882% due 08/13/2042	1,500,000	1,461,952

The accompanying notes are an integral part of the financial statements.

86

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Morgan Stanley Dean Witter Capital I, Series 2001-IQA, Class A3 5.72% due 12/18/2032	$716,583	$717,680
Morgan Stanley Capital I, Series 2007-T25, Class A3 5.514% due 11/12/2049	2,940,000	2,434,790
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A2 5.001% due 07/15/2041	747,965	741,166
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A2 5.506% due 03/15/2045	27,140	27,076
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1 5.405% due 07/15/2045	211,969	213,927

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,134,678)		$31,130,142

ASSET BACKED SECURITIES - 0.19%
American Express Credit Account Master Trust, Series 2006-2, Class A 5.35% due 01/15/2014	960,000	1,005,687
American Express Issuance Trust, Series 2008-1, Class A 1.2694% due 12/15/2010 (b)	500,000	501,686
CNH Equipment Trust, Series 2008-B, Class A2B 1.3194% due 04/15/2011 (b)	166,055	166,148
Credit-Based Asset Servicing and Securitization, Series 2006-CB2, Class AF2 5.501% due 12/25/2036	134,523	91,992
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3 5.608% due 05/25/2036	99,054	82,268

TOTAL ASSET BACKED SECURITIES (Cost $1,876,576)		$1,847,781

SUPRANATIONAL OBLIGATIONS - 0.83%
Financial - 0.83%
African Development Bank 6.875% due 10/15/2015	210,000	235,510
Asian Development Bank 5.593% due 07/16/2018	680,000	746,748
European Investment Bank
2.375% due 03/14/2014	910,000	881,161
3.25% due 02/15/2011	750,000	773,670
4.625% due 05/15/2014	974,000	1,036,499
4.625% due 10/20/2015	695,000	750,242
4.875% due 01/17/2017	905,000	952,372
Inter-American Development Bank
7.00% due 06/15/2025	265,000	311,271
7.375% due 01/15/2010	423,000	437,862
International Bank for Reconstruction & Development
3.625% due 05/21/2013	300,000	306,766
8.625% due 10/15/2016	415,000	525,916
International Finance Corp. 3.50% due 05/15/2013	325,000	326,865
Nordic Investment Bank 2.375% due 12/15/2011	$520,000	$526,436

		7,811,318

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $7,902,625)		$7,811,318

REPURCHASE AGREEMENTS - 0.84%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $7,911,002 on 07/01/2009, collateralized by $7,545,000 Federal Home Loan Bank, 5.625% due 06/11/2021 (valued at $8,073,150, including interest)	$7,911,000	$7,911,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,911,000)		$7,911,000

Total Investments (Total Bond Market Trust A) (Cost $930,831,841) - 99.97%		$944,830,262
Other assets and liabilities, net - 0.03%		278,498

TOTAL NET ASSETS - 100.00%		$945,108,760

Total Bond Market Trust B

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 19.40%
U.S. Treasury Bonds - 9.89%
4.375% due 02/15/2038	$1,415,000	$1,428,929
6.75% due 08/15/2026	775,000	1,008,590
7.50% due 11/15/2016	1,270,000	1,619,945
7.875% due 02/15/2021	900,000	1,221,890
8.75% due 08/15/2020	1,400,000	2,005,500
9.25% due 02/15/2016	3,550,000	4,860,170
11.25% due 02/15/2015	2,010,000	2,897,069
11.75% due 11/15/2014	465,000	484,073

		15,526,166
U.S. Treasury Notes - 9.51%
0.875% due 01/31/2011 to 03/31/2011	6,100,000	6,093,578
1.50% due 12/31/2013	500,000	481,602
1.75% due 01/31/2014	1,760,000	1,710,509
1.875% due 02/28/2014 to 04/30/2014	1,370,000	1,330,576
2.00% due 11/30/2013	3,000,000	2,955,936
3.125% due 05/15/2019	900,000	870,471
5.00% due 08/15/2011	1,385,000	1,497,963

		14,940,635

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,271,142)		$30,466,801

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.06%
Federal Farm Credit Bank - 0.41%3.875% due 10/07/2013	305,000	321,011

The accompanying notes are an integral part of the financial statements.

87

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank (continued)
4.875% due 12/16/2015	$300,000	$322,758

		643,769
Federal Home Loan Bank - 1.75%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,752,121
Federal Home Loan Mortgage Corp. - 8.76%
4.50% due 05/01/2024 to 10/01/2033	486,554	484,589
5.00% due 06/01/2023 to 10/01/2036	1,204,682	1,230,647
5.50% due 08/23/2017 to 01/01/2038	2,785,171	2,928,714
5.75% due 01/15/2012	1,200,000	1,323,877
5.817% due 02/01/2037 (b)	2,077,997	2,176,912
6.00% due 06/15/2011 to 06/01/2022	1,035,286	1,127,303
6.019% due 08/01/2037 (b)	2,300,565	2,417,750
6.25% due 07/15/2032	450,000	534,690
6.50% due 07/01/2016 to 09/01/2038	1,207,002	1,285,129
7.00% due 02/01/2016 to 04/01/2032	165,512	180,174
7.50% due 02/01/2016 to 03/01/2032	54,075	58,863
8.00% due 02/01/2030	8,273	9,163

		13,757,811
Federal National Mortgage Association - 32.35%
3.25% due 04/09/2013	1,000,000	1,038,292
4.00% due 11/01/2010 to 08/01/2020	1,131,909	1,152,656
4.50% due 12/01/2020 to 05/01/2039	4,871,141	4,978,222
4.632% due 01/01/2035 (b)	2,945,557	3,017,953
5.00% due 07/01/2020 to 12/01/2034	8,999,003	9,255,739
5.468% due 04/01/2036 (b)	638,078	664,595
5.50% due 08/01/2021 to 09/01/2036	12,020,403	12,476,076
5.68% due 04/01/2037 (b)	4,646,678	4,883,368
6.00% due 10/01/2013 to 08/01/2036	6,069,431	6,385,076
6.125% due 03/15/2012	1,900,000	2,122,830
6.25% due 05/15/2029	415,000	487,221
6.50% due 02/01/2015 to 02/01/2036	2,316,573	2,478,919
6.625% due 11/15/2030	380,000	465,414
7.00% due 12/01/2012 to 10/01/2032	358,665	386,852
7.125% due 01/15/2030	209,000	269,571
7.25% due 05/15/2030	450,000	585,890
7.50% due 10/01/2015 to 08/01/2031	99,810	109,266
8.00% due 08/01/2030 to 09/01/2031	39,252	43,451
8.50% due 09/01/2030	5,506	6,147

		50,807,538
Government National Mortgage Association - 4.47%
4.50% due 05/15/2019 to 07/20/2035	174,932	176,900
5.00% due 05/15/2018 to 11/20/2038	1,191,738	1,221,038
5.50% due 11/15/2032 to 01/15/2039	2,392,762	2,480,781
6.00% due 04/15/2017 to 10/15/2038	1,994,181	2,091,985
6.50% due 01/15/2016 to 12/15/2038	735,661	787,656
7.00% due 08/15/2029 to 05/15/2032	173,383	188,292
7.50% due 08/15/2029 to 01/15/2031	46,503	50,839
8.00% due 04/15/2031	9,984	11,078
8.50% due 09/15/2030	6,680	7,541
9.00% due 01/15/2031	3,953	4,502

		7,020,612
Tennessee Valley Authority - 0.19% 6.75% due 11/01/2025	260,000	299,853
The Financing Corp. - 0.13% 8.60% due 09/26/2019	$150,000	$199,893

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $72,091,680)		$75,481,597

FOREIGN GOVERNMENT OBLIGATIONS - 1.97%
Brazil - 0.33%
Federative Republic of Brazil
5.875% due 01/15/2019	105,000	106,207
6.00% due 01/17/2017	410,000	420,865

		527,072
Canada - 0.82%
Government of Canada
5.125% due 01/26/2017	85,000	86,888
5.20% due 02/21/2017	80,000	81,911
6.50% due 01/15/2026	100,000	112,357
7.125% due 02/09/2024	150,000	170,285
7.50% due 07/15/2023	100,000	117,081
9.625% due 12/01/2018	300,000	409,276
Export Development Canada 3.50% due 05/16/2013	95,000	96,516
Province of Ontario 4.50% due 02/03/2015	200,000	208,418

		1,282,732
Israel - 0.11%
Government of Israel
5.125% due 03/26/2019	90,000	89,340
5.50% due 09/18/2023	75,000	80,187

		169,527
Italy - 0.33%
Republic of Italy 6.875% due 09/27/2023	460,000	516,312
Mexico - 0.38%
Government of Mexico
5.95% due 03/19/2019	415,000	419,150
9.875% due 02/01/2010	170,000	178,075

		597,225

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,080,454)		$3,092,868

CORPORATE BONDS - 23.43%
Basic Materials - 0.59%
Agrium, Inc. 6.75% due 01/15/2019	100,000	98,819
Alcoa, Inc. 6.75% due 07/15/2018	290,000	257,283
ArcelorMittal 5.375% due 06/01/2013	55,000	52,678
E.I. Du Pont de Nemours & Company
5.75% due 03/15/2019	100,000	105,536
5.875% due 01/15/2014	90,000	97,462
MeadWestvaco Corp. 7.10% due 11/15/2009	35,000	35,118
Rio Tinto Alcan, Inc. 6.125% due 12/15/2033	200,000	158,049

The accompanying notes are an integral part of the financial statements.

88

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Rio Tinto Finance USA, Ltd. 6.50% due 07/15/2018	$70,000	$70,041
The Dow Chemical Company 5.70% due 05/15/2018	50,000	44,186

		919,172
Communications - 2.87%
Ameritech Capital Funding 6.875% due 10/15/2027	60,000	60,662
AT&T Wireless Services, Inc. 7.875% due 03/01/2011	105,000	113,239
AT&T, Inc.
6.30% due 01/15/2038	210,000	202,913
6.70% due 11/15/2013	90,000	98,840
BellSouth Corp. 6.875% due 10/15/2031	200,000	206,036
British Sky Broadcasting Group PLC 9.50% due 11/15/2018 (j)	100,000	119,521
British Telecommunications PLC
5.95% due 01/15/2018	175,000	157,717
9.625% due 12/15/2030	60,000	66,520
CBS Corp. 8.875% due 05/15/2019	80,000	77,969
Cisco Systems, Inc. 5.25% due 02/22/2011	80,000	84,355
Comcast Cable Communications 8.875% due 05/01/2017	75,000	88,183
Comcast Corp.
5.70% due 07/01/2019	80,000	79,274
6.50% due 11/15/2035	155,000	156,688
COX Communications, Inc. 9.375% due 01/15/2019 (j)	125,000	150,517
Deutsche Telekom International Finance BV 8.75 due 06/15/2030	146,000	170,926
News America, Inc. 6.65% due 11/15/2037	175,000	157,415
Rogers Cable, Inc. 7.875% due 05/01/2012	100,000	107,784
SBC Communications, Inc. 5.625% due 06/15/2016	80,000	82,328
Sprint Capital Corp. 6.875% due 11/15/2028	150,000	106,500
TCI Communications, Inc. 7.125% due 02/15/2028	110,000	112,213
Telecom Italia Capital SA
5.25% due 11/15/2013	170,000	166,700
7.721% due 06/04/2038	80,000	81,468
Telefonica Europe BV 8.25% due 09/15/2030	100,000	123,806
Time Warner Companies, Inc. 7.25% due 10/15/2017	100,000	102,982
Time Warner Entertainment Company LP 8.375% due 07/15/2033	200,000	223,865
Time Warner, Inc.
6.75% due 04/15/2011	125,000	130,821
7.625% due 04/15/2031	75,000	72,912
Verizon Communications, Inc.
5.25% due 04/15/2013	130,000	136,433
6.10% due 04/15/2018	155,000	158,992
Verizon Global Funding Corp. 7.25% due 12/01/2010	$155,000	$165,035
Verizon Wireless Capital LLC 7.375% due 11/15/2013 (j)	100,000	111,851
Viacom, Inc.
6.25% due 04/30/2016	125,000	123,145
7.875% due 07/30/2030	100,000	79,639
Vivendi 5.75% due 04/04/2013 (j)	55,000	55,347
Vodafone Group PLC
5.375% due 01/30/2015	190,000	193,806
5.45% due 06/10/2019	80,000	78,668
Walt Disney Company, MTN 5.625% due 09/15/2016	90,000	96,692

		4,501,762
Consumer, Cyclical - 0.84%
CVS Caremark Corp. 6.125% due 08/15/2016	105,000	108,769
CVS Pass-Through Trust 8.353% due 07/10/2031 (j)	100,000	103,096
DaimlerChrysler NA Holding Corp. 5.875% due 03/15/2011	105,000	106,746
Home Depot, Inc. 4.625% due 08/15/2010	100,000	101,880
McDonald’s Corp., MTN 5.00% due 02/01/2019	50,000	51,260
Target Corp.
6.50% due 10/15/2037	100,000	101,155
7.50% due 08/15/2010	160,000	169,526
Walgreen Company 5.25% due 01/15/2019	105,000	109,228
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	100,000	97,324
6.20% due 04/15/2038	125,000	134,333
7.55% due 02/15/2030	110,000	139,687
Yum! Brands, Inc. 6.25% due 03/15/2018	90,000	92,601

		1,315,605
Consumer, Non-cyclical - 2.78%
Abbott Laboratories 4.35% due 03/15/2014	120,000	124,320
Altria Group, Inc.
8.50% due 11/10/2013	80,000	90,938
9.25% due 08/06/2019	160,000	179,666
Amgen, Inc. 5.70% due 02/01/2019	50,000	52,751
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (j)	120,000	124,439
7.75% due 01/15/2019 (j)	105,000	114,834
Archer-Daniels-Midland Company 7.00% due 02/01/2031	85,000	95,425
AstraZeneca PLC 5.90% due 09/15/2017	105,000	112,437
Baxter International, Inc. 5.90% due 09/01/2016	50,000	53,892
Bottling Group LLC 5.125% due 01/15/2019	105,000	107,020

The accompanying notes are an integral part of the financial statements.

89

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Bristol-Myers Squibb Company 6.80% due 11/15/2026	$55,000	$61,091
Brown-Forman Corp. 5.00% due 02/01/2014	105,000	108,191
Clorox Company 5.95% due 10/15/2017	95,000	96,854
Coca-Cola Enterprises, Inc. 8.50% due 02/01/2022	110,000	142,946
ConAgra Foods, Inc.
5.819% due 06/15/2017	62,000	62,629
9.75% due 03/01/2021	63,000	76,524
Covidien International Finance SA 6.00% due 10/15/2017	110,000	116,979
Diageo Capital PLC 7.375% due 01/15/2014	95,000	107,488
Eli Lilly & Company 7.125% due 06/01/2025	80,000	88,750
General Mills, Inc. 5.65% due 02/15/2019	85,000	88,839
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/2014	105,000	107,562
Johnson & Johnson 5.85% due 07/15/2038	100,000	107,171
Kellogg Company, Series B 6.60% due 04/01/2011	125,000	133,932
Kimberly-Clark Corp. 7.50% due 11/01/2018	80,000	96,270
Kraft Foods, Inc. 6.75% due 02/19/2014	185,000	202,902
Kroger Company 6.40% due 08/15/2017	100,000	106,018
Novartis Securities Investment, Ltd. 5.125% due 02/10/2019	80,000	81,847
PepsiCo, Inc. 7.90% due 11/01/2018	80,000	97,328
Pharmacia Corp. 6.50% due 12/01/2018	105,000	116,528
Philip Morris International, Inc. 6.875% due 03/17/2014	90,000	101,549
Procter & Gamble Company 4.60% due 01/15/2014	125,000	131,460
Quest Diagnostics, Inc. 5.45% due 11/01/2015	30,000	29,077
SABMiller PLC 6.50% due 07/15/2018 (j)	90,000	92,972
Safeway, Inc. 6.35% due 08/15/2017	135,000	142,664
Schering Plough Corp. 5.55% due 12/01/2013	70,000	75,191
Tate & Lyle International Finance PLC 5.00% due 11/15/2014 (j)	90,000	80,732
Tesco PLC 6.15% due 11/15/2037 (j)	100,000	101,162
UnitedHealth Group, Inc. 4.875% due 03/15/2015	190,000	182,226
WellPoint, Inc. 6.375% due 06/15/2037	175,000	160,454
Wyeth 5.50% due 03/15/2013	$200,000	$213,821

		4,366,879
Energy - 2.29%
Anadarko Finance Company, Series B 6.75% due 05/01/2011	175,000	182,140
Apache Corp. 6.00% due 09/15/2013	75,000	81,606
Cameron International Corp. 7.00% due 07/15/2038	320,000	288,713
CenterPoint Energy Resources Corp. 7.875% due 04/01/2013	90,000	96,000
Chevron Corp. 4.95% due 03/03/2019	90,000	92,996
ConocoPhillips Company 5.75% due 02/01/2019	100,000	105,438
DCP Midstream LLC
9.70% due 12/01/2013 (j)	90,000	99,211
9.75% due 03/15/2019 (j)	95,000	105,901
Devon Financing Corp. 6.875% due 09/30/2011	100,000	108,609
Enbridge Energy Partners LP 9.875% due 03/01/2019	125,000	144,916
EnCana Corp. 6.50% due 08/15/2034	125,000	126,965
Enterprise Products Operating LLC 9.75% due 01/31/2014	60,000	68,970
GlobalSantaFe Corp. 5.00% due 02/15/2013	100,000	97,848
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	80,000	83,402
7.30% due 08/15/2033	80,000	76,845
9.00% due 02/01/2019	60,000	68,243
Marathon Oil Corp. 6.00% due 10/01/2017	100,000	101,822
Nabors Industries, Inc. 9.25% due 01/15/2019 (j)	105,000	121,063
Noble Holding International, Ltd. 7.375% due 03/15/2014	100,000	103,647
ONEOK Partners LP 6.65% due 10/01/2036	85,000	78,371
Pemex Project Funding Master Trust 7.375% due 12/15/2014	260,000	276,970
Petrobras International Finance Company 8.375% due 12/10/2018	90,000	103,140
Petro-Canada
5.95% due 05/15/2035	70,000	63,085
6.05% due 05/15/2018	125,000	124,388
Shell International Finance BV 6.375% due 12/15/2038	90,000	98,030
Talisman Energy, Inc. 6.25% due 02/01/2038	110,000	99,074
TEPPCO Partners LP 6.65% due 04/15/2018	40,000	40,605
Tosco Corp. 8.125% due 02/15/2030	110,000	128,599
TransCanada PipeLines, Ltd. 5.85% due 03/15/2036	85,000	82,067

The accompanying notes are an integral part of the financial statements.

90

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Valero Energy Corp.6.125% due 06/15/2017	$100,000	$96,405
Weatherford International, Ltd.5.50% due 02/15/2016	120,000	115,064
XTO Energy, Inc.5.50% due 06/15/2018	135,000	135,278

		3,595,411

Financial - 9.78%
Abbey National PLC 7.95% due 10/26/2029	75,000	66,666
Aegon Funding Corp. 5.75% due 12/15/2020	50,000	43,473
Aetna, Inc. 6.00% due 06/15/2016	105,000	103,749
Allied Capital Corp. 6.625% due 07/15/2011	90,000	50,672
Allied World Assurance Holdings, Ltd. 7.50% due 08/01/2016	115,000	97,381
Allstate Corp. 5.95% due 04/01/2036	100,000	87,316
American Express Bank FSB, BKNT 6.00% due 09/13/2017	350,000	319,260
American Express Bank FSB, GMTN 3.15% due 12/09/2011	250,000	258,860
American Express Credit Corp., Series C 7.30% due 08/20/2013	100,000	103,971
AON Corp. 8.205% due 01/01/2027	100,000	90,000
AXA SA 8.60% due 12/15/2030	120,000	112,421
Bank of America Corp. 2.10% due 04/30/2012	205,000	205,312
3.125% due 06/15/2012	125,000	128,918
5.42% due 03/15/2017	100,000	83,044
7.80% due 02/15/2010	120,000	123,341
Bank of New York Mellon Corp., MTN 4.50% due 04/01/2013	155,000	157,732
Bank One Corp. 7.875% due 08/01/2010	150,000	157,269
Barclays Bank PLC 5.45% due 09/12/2012	105,000	109,474
BB&T Corp. 5.20% due 12/23/2015	105,000	97,039
Bear Stearns Companies, Inc.7.25% due 02/01/2018	230,000	242,417
Berkshire Hathaway Finance Corp. 5.40% due 05/15/2018 (j)	105,000	108,206
BP Capital Markets PLC 5.25% due 11/07/2013	80,000	85,865
Capital One Financial Corp. 7.375% due 05/23/2014	110,000	113,430
Capital One Financial Corp., MTN 5.70% due 09/15/2011	80,000	80,355
Caterpillar Financial Services Corp. 6.125% due 02/17/2014	100,000	106,669
Chubb Corp. 5.75% due 05/15/2018	50,000	51,862
Citigroup, Inc.2.125% due 04/30/2012	$210,000	$210,922
2.875% due 12/09/2011	250,000	257,173
5.50% due 04/11/2013	125,000	117,156
5.875% due 02/22/2033	220,000	162,720
6.125% due 11/21/2017	300,000	263,028
8.50% due 05/22/2019	80,000	81,379
Credit Suisse First Boston USA, Inc.4.875% due 01/15/2015	125,000	125,528
6.50% due 01/15/2012	200,000	215,824
Deutsche Bank AG 4.875% due 05/20/2013	210,000	215,559
Dresdner Bank AG 7.25% due 09/15/2015	80,000	68,668
Eksportfinans A/S 5.50% due 06/26/2017	80,000	80,044
FleetBoston Financial Corp. 6.70% due 07/15/2028	125,000	102,240
General Electric Capital Corp. 2.20% due 06/08/2012	105,000	105,538
3.00% due 12/09/2011	125,000	128,956
6.125% due 02/22/2011	320,000	335,396
6.75% due 03/15/2032	230,000	206,472
General Electric Capital Corp., MTN 5.625% due 09/15/2017	230,000	220,121
6.875% due 01/10/2039	105,000	94,512
Goldman Sachs Group, Inc.3.25% due 06/15/2012	125,000	129,362
5.50% due 11/15/2014	250,000	250,572
6.125% due 02/15/2033	125,000	116,665
6.15% due 04/01/2018	185,000	180,112
6.875% due 01/15/2011	185,000	195,583
7.50% due 02/15/2019	240,000	256,985
Hartford Financial Services Group, Inc.5.95% due 10/15/2036	50,000	34,139
HSBC Finance Corp. 8.00% due 07/15/2010	200,000	207,636
HSBC Holdings PLC 6.50% due 09/15/2037	205,000	198,299
ING Security Life Institutional Funding 4.25% due 01/15/2010 (j)	135,000	131,949
John Deere Capital Corp., MTN 4.95% due 12/17/2012	172,000	177,243
JPMorgan Chase & Company 3.125% due 12/01/2011	215,000	222,407
4.75% due 05/01/2013	125,000	126,586
6.40% due 05/15/2038	125,000	125,315
6.75% due 02/01/2011	155,000	162,047
Keycorp, MTN 6.50% due 05/14/2013	125,000	124,540
Kreditanstalt fuer Wiederaufbau 3.25% due 03/15/2013	300,000	305,668
4.375% due 03/15/2018	180,000	183,302
5.125% due 03/14/2016	100,000	107,940
Landwirtschaftliche Rentenbank 3.875% due 03/15/2010	100,000	101,955
5.125% due 02/01/2017	75,000	79,451
Lincoln National Corp. 5.65% due 08/27/2012	50,000	48,532

The accompanying notes are an integral part of the financial statements.

91

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Financial (continued)

Marsh & McLennan Companies, Inc.5.75% due 09/15/2015	$105,000	$100,037
MBNA Corp. 5.00% due 06/15/2015	250,000	224,960
Merrill Lynch & Company, Inc.5.45% due 07/15/2014	210,000	200,873
6.875% due 11/15/2018	120,000	110,754
7.75% due 05/14/2038	125,000	116,113
Merrill Lynch & Company, Inc., MTN 6.875% due 04/25/2018	260,000	240,645
MetLife, Inc., Series A 6.817% due 08/15/2018	120,000	120,853
Morgan Stanley 2.25% due 03/13/2012	100,000	100,881
3.25% due 12/01/2011	125,000	129,673
6.75% due 04/15/2011	250,000	261,892
7.30% due 05/13/2019	150,000	155,543
Morgan Stanley, MTN
5.95% due 12/28/2017	255,000	244,688
Oesterreichische Kontrollbank AG 2.875% due 03/15/2011	130,000	132,817
4.875% due 02/16/2016	50,000	51,203
PNC Funding Corp. 2.30% due 06/22/2012	125,000	126,018
4.50% due 03/10/2010	60,000	60,406
5.625% due 02/01/2017	80,000	74,142
6.70% due 06/10/2019	80,000	82,512
ProLogis 5.625% due 11/15/2016	185,000	142,209
Prudential Financial, Inc. 4.75% due 04/01/2014	105,000	98,721
Royal Bank of Scotland Group PLC 5.00% due 11/12/2013	100,000	82,366
Simon Property Group LP 5.875% due 03/01/2017	255,000	234,127
SLM Corp. 4.50% due 07/26/2010	105,000	99,225
State Street Corp. 2.15% due 04/30/2012	90,000	90,407
Sun Trust Banks, Inc.6.00% due 09/11/2017	105,000	95,062
The Travelers Companies, Inc. 5.90% due 06/02/2019	80,000	82,419
Torchmark Corp. 8.25% due 08/15/2009	100,000	99,944
Toyota Motor Credit Corp. 5.45% due 05/18/2011	95,000	99,447
Travelers Property Casualty Corp. 7.75% due 04/15/2026	50,000	51,570
UBS AG/Stamford Branch, MTN 5.75% due 04/25/2018	185,000	168,486
Unilever Capital Corp. 7.125% due 11/01/2010	100,000	106,771
Union Bank of California, N.A. 5.95% due 05/11/2016	250,000	231,274
US Bancorp 2.25% due 03/13/2012	100,000	100,881
US Bank NA, BKNT 6.375% due 08/01/2011	325,000	348,239
WEA Finance LLC 7.50% due 06/02/2014 (j)	$150,000	$148,729
Wells Fargo & Company 3.00% due 12/09/2011	125,000	129,168
5.00% due 11/15/2014	105,000	104,816
5.625% due 12/11/2017	185,000	182,102
Wells Fargo Bank NA 6.45% due 02/01/2011	385,000	402,542
Xstrata Finance Canada, Ltd.5.80% due 11/15/2016 (j)	105,000	94,097

		15,368,838

Government - 0.17%
Development Bank of Japan, Series DTC 5.125% due 02/01/2017	100,000	101,842
Japan Finance Corp. Municipal Enterprises, DTC 4.625% due 04/21/2015	100,000	102,619
Svensk Exportkredit AB, GMTN 4.875% due 09/29/2011	65,000	68,601

		273,062

Industrial - 1.50%
Boeing Company 8.75% due 09/15/2031	90,000	113,605
Burlington Northern Santa Fe Corp. 7.00% due 02/01/2014	125,000	133,726
Canadian National Railway Company 6.375% due 10/15/2011	50,000	54,464
Caterpillar, Inc.5.30% due 09/15/2035	62,000	51,810
7.90% due 12/15/2018	95,000	109,568
Commercial Metals Company 7.35% due 08/15/2018	110,000	100,132
CRH America, Inc.8.125% due 07/15/2018	300,000	288,812
CSX Corp. 6.25% due 04/01/2015	100,000	103,385
7.375% due 02/01/2019	105,000	114,034
Emerson Electric Company 4.875% due 10/15/2019	80,000	80,026
FedEx Corp. 8.00% due 01/15/2019	50,000	56,980
General Dynamics Corp. 5.25% due 02/01/2014	90,000	96,163
General Electric Company 5.00% due 02/01/2013	190,000	197,698
Honeywell International, Inc.3.875% due 02/15/2014	85,000	86,852
Ingersoll-Rand Global Holding Company, Ltd.6.875% due 08/15/2018	110,000	110,026
Northrop Grumman Corp. 7.75% due 03/01/2016	75,000	85,902
Stanley Works 6.15% due 10/01/2013	60,000	64,420
Tyco Electronics Group SA 6.55% due 10/01/2017	200,000	181,585
Union Pacific Corp. 6.625% due 02/01/2029	85,000	87,514
United Technologies Corp. 5.375% due 12/15/2017	100,000	105,903

The accompanying notes are an integral part of the financial statements.

92

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
United Technologies Corp. (continued) 6.125% due 02/01/2019	$125,000	$138,349

		2,360,954
Technology - 0.50%

Dell, Inc.4.70% due 04/15/2013	130,000	133,789
Hewlett-Packard Company 4.75% due 06/02/2014	95,000	99,174
International Business Machines Corp. 6.50% due 10/15/2013	240,000	268,241
Microsoft Corp. 2.95% due 06/01/2014	80,000	79,420
Oracle Corp. 5.75% due 04/15/2018	145,000	152,952

Pitney Bowes, Inc. 6.25% due 03/15/2019	50,000	52,706

		786,282

Utilities - 2.11%
CalEnergy Company, Inc. 8.48% due 09/15/2028	130,000	152,993
Carolina Power & Light Company 5.30% due 01/15/2019	50,000	52,200
Consolidated Edison Company of New York, Inc. 7.125% due 12/01/2018	95,000	107,921
Dominion Resources, Inc. 5.00% due 03/15/2013	95,000	97,216
DTE Energy Company 6.35% due 06/01/2016	60,000	55,055
Duke Energy Carolinas 5.625% due 11/30/2012	100,000	107,177
Duke Energy Carolinas, Series C 7.00% due 11/15/2018	90,000	104,920
E.ON International Finance BV 5.80% due 04/30/2018 (j)	140,000	145,658
Enel Finance International SA 6.25% due 09/15/2017 (j)	50,000	52,204
Entergy Texas, Inc. 7.125% due 02/01/2019	50,000	52,125
Exelon Corp. 6.75% due 05/01/2011	235,000	245,285
FirstEnergy Corp. 6.45% due 11/15/2011	50,000	52,188
7.375% due 11/15/2031	116,000	109,488
FPL Group Capital, Inc. 7.875% due 12/15/2015	90,000	106,703
Georgia Power Company 5.95% due 02/01/2039	100,000	104,831
Hydro-Quebec, Series HY 8.40% due 01/15/2022	100,000	122,205
Indiana Michigan Power Company 6.05% due 03/15/2037	187,000	174,806
Israel Electric Corp., Ltd.7.25% due 01/15/2019 (j)	205,000	202,492
KeySpan Corp. 8.00% due 11/15/2030	100,000	107,354
NiSource Finance Corp. 6.80% due 01/15/2019	130,000	121,822
Oncor Electric Delivery Company 7.50% due 09/01/2038 $58,000 $65,425	$58,000	$65,425
Pacific Gas & Electric Company 6.25% due 12/01/2013	135,000	148,241
Pacificorp 6.00% due 01/15/2039	105,000	110,045
Progress Energy, Inc. 7.10% due 03/01/2011	85,000	90,402
Public Service Electric & Gas Company 6.33% due 11/01/2013	120,000	131,191
San Diego Gas & Electric Company, Series FFF 6.125% due 09/15/2037	60,000	64,765
Scottish Power PLC 4.91% due 03/15/2010	30,000	30,550
Southern California Edison Company, Series 05-E 5.35% due 07/15/2035	130,000	126,562
Southwestern Public Service Company, Series G 8.75% due 12/01/2018	70,000	84,116
Virginia Electric and Power Company 8.875% due 11/15/2038	70,000	93,817
Wisconsin Electric Power Company 6.00% due 04/01/2014	80,000	87,892

		3,307,649

TOTAL CORPORATE BONDS (Cost $36,223,116)		$36,795,614

MUNICIPAL BONDS - 0.11%

California - 0.05%
State of California 7.50% due 04/01/2034	80,000	73,538
Illinois - 0.06%
Illinois State, Taxable Pension 5.10% due 06/01/2033	115,000	102,411

TOTAL MUNICIPAL BONDS (Cost $187,169)		$175,949

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.23%
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 4.715% due 02/11/2041	500,000	451,775
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A2 7.631% due 07/15/2032	898,377	908,433
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1 5.9166% due 03/15/2049 (b)	353,141	358,411
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4 6.29% due 08/11/2033	550,000	547,741
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.3444% due 12/15/2044 (b)	835,000	705,900
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4 4.404% due 01/12/2039	400,000	339,685
LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A2 7.325% due 10/15/2032	216,993	217,124

The accompanying notes are an integral part of the financial statements.

93

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2008-C1,Class A4 5.69% due 02/12/2051	$440,000	$290,819
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM 5.6564% due 05/12/2039 (b)	800,000	465,869
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A1 5.773% due 06/12/2046	349,063	352,864
Morgan Stanley Capital I, Series 2007-T27, Class A4 5.8029% due 06/11/2042 (b)	630,000	528,611
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2 4.493% due 02/11/2036	450,000	424,575
Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2 7.52% due 12/18/2009	152,362	153,295
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2 6.592% due 12/18/2033	455,980	466,041
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5.215% due 01/15/2041	500,000	439,100

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,610,558)		$6,650,243

ASSET BACKED SECURITIES - 0.65%
American Express Issuance Trust, Series 2008-1, Class A 1.2694% due 12/15/2010 (b)	515,000	516,737
CNH Equipment Trust, Series 2008-B, Class A2B 1.3194% due 04/15/2011 (b)	166,055	166,148
Detroit Edison Securitization Funding, LLC, Series 2001-1, Class A6 6.62% due 03/01/2016	250,000	276,715
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5 7.03% due 03/15/2012	59,869	61,509

TOTAL ASSET BACKED SECURITIES (Cost $1,031,108)		$1,021,109

SUPRANATIONAL OBLIGATIONS - 1.17%
Financial - 1.17%
African Development Bank 6.875% due 10/15/2015	35,000	39,252
Asian Development Bank 5.593% due 07/16/2018	250,000	274,540
European Investment Bank
2.375% due 03/14/2014	210,000	203,345
3.25% due 02/15/2011	165,000	170,207
4.625% due 05/15/2014	155,000	164,946
4.625% due 10/20/2015	150,000	161,923
4.875% due 01/17/2017	200,000	210,469
Inter-American Development Bank
7.00% due 06/15/2025	60,000	70,476
8.50% due 03/15/2011	200,000	222,116
International Bank for Reconstruction & Development 8.625% due 10/15/2016	100,000	126,727
International Finance Corp. 3.50% due 05/15/2013	$65,000	$65,373
Nordic Investment Bank
2.375% due 12/15/2011	125,000	126,547

		1,835,921

TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,831,859)		$1,835,921

REPURCHASE AGREEMENTS - 0.69%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $1,092,000 on 07/01/2009, collateralized by $1,050,000 Federal Home Loan Bank, 5.50% due 07/15/2036 (valued at $1,116,938, including interest)	$1,092,000	$1,092,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,092,000)		$1,092,000
Total Investments (Total Bond Market Trust B) (Cost $152,419,086) - 99.71%		$156,612,102
Other assets and liabilities, net - 0.29%		450,541

TOTAL NET ASSETS - 100.00%		$157,062,643

Total Stock Market Index Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.38%

Basic Materials - 3.84%
A. Schulman, Inc.	733	$11,076
Aceto Corp.	765	5,103
Air Products & Chemicals, Inc.	5,797	374,428
Airgas, Inc.	2,215	89,774
AK Steel Holding Corp.	3,119	59,854
Albemarle Corp.	2,515	64,309
Alcoa, Inc.	26,841	277,268
Allegheny Technologies, Inc.	2,668	93,193
Allied Nevada Gold Corp. *	1,611	12,985
AMCOL International Corp.	862	18,602
American Vanguard Corp.	747	8,441
Arch Chemicals, Inc.	724	17,803
Ashland, Inc.	2,021	56,689
Balchem Corp.	500	12,260
Biogen Idec, Inc. *	8,196	370,049
Brookfield Infrastructure Partners LP	689	8,495
Brush Engineered Materials, Inc. *	572	9,581
Buckeye Technologies, Inc. *	1,334	5,990
Cabot Corp.	1,838	23,122
Carpenter Technology Corp.	1,231	25,617
Celanese Corp., Series A	3,968	94,240
Century Aluminum Company *	2,188	13,631
CF Industries Holdings, Inc.	1,549	114,843

The accompanying notes are an integral part of the financial statements.

94

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Clearwater Paper Corp. *	388	$9,812
Cliffs Natural Resources, Inc.	3,130	76,591
Coeur d’Alene Mines Corp. * (a)	1,593	19,594
Compass Minerals International, Inc.	881	48,376
Cytec Industries, Inc.	1,341	24,969
Deltic Timber Corp.	345	12,237
Domtar Corp. *	1,191	19,747
Dow Chemical Company	25,677	414,427
E.I. Du Pont de Nemours & Company	24,782	634,915
Eastman Chemical Company	1,997	75,686
Ecolab, Inc.	6,722	262,091
Eli Lilly & Company	31,193	1,080,526
Ferro Corp.	1,460	4,015
FMC Corp.	2,027	95,877
Freeport-McMoRan Copper & Gold, Inc., Class B	11,154	558,927
General Moly, Inc. *	2,580	5,728
Georgia Gulf Corp. *	1,941	1,242
Gibraltar Industries, Inc.	892	6,128
H.B. Fuller Company	1,351	25,358
Hawkins, Inc.	354	7,993
Hecla Mining Company * (a)	6,341	16,994
Horsehead Holding Corp. *	991	7,383
Huntsman Corp.	6,616	33,278
ICO, Inc. *	1,090	2,965
Innophos Holdings, Inc.	581	9,813
International Flavors & Fragrances, Inc.	2,158	70,610
International Paper Company	11,892	179,926
Intrepid Potash, Inc. * (a)	2,071	58,154
Kaiser Aluminum Corp.	568	20,397
KapStone Paper and Packaging Corp. *	943	4,423
KMG Chemicals, Inc.	468	3,412
Kronos Worldwide, Inc. (a)	1,380	9,177
Landec Corp. *	808	5,486
Louisiana-Pacific Corp. *	3,038	10,390
Lubrizol Corp.	1,840	87,050
MeadWestvaco Corp.	4,705	77,209
Metabolix, Inc. *	695	5,713
Minerals Technologies, Inc.	534	19,235
Monsanto Company	14,909	1,108,335
Newmarket Corp.	424	28,548
Newmont Mining Corp.	13,129	536,582
Nl Industries, Inc.	1,366	10,081
Nucor Corp.	8,620	382,987
Olin Corp.	2,109	25,076
Olympic Steel, Inc.	327	8,002
OM Group, Inc. *	851	24,696
Omnova Solutions, Inc. *	1,561	5,089
Orchids Paper Products Company *	210	4,315
P.H. Glatfelter Company	1,342	11,944
Plum Creek Timber Company, Inc. (a)	4,548	135,439
PolyOne Corp. *	2,843	7,705
Potlatch Corp.	1,075	26,112
PPG Industries, Inc.	4,537	199,174
Praxair, Inc.	8,482	602,816
Quaker Chemical Corp.	385	5,117
Rayonier, Inc.	2,129	$77,389
Reliance Steel & Aluminum Company	2,005	76,972
Rock-Tenn Company, Class A	1,031	39,343
Rockwood Holdings, Inc. *	2,108	30,861
Royal Gold, Inc.	907	37,822
RPM International, Inc.	3,553	49,884
RTI International Metals, Inc. *	665	11,751
Schnitzer Steel Industries, Inc.	774	40,914
Schweitzer Mauduit International, Inc.	456	12,408
Sensient Technologies Corp.	1,315	29,680
Sigma-Aldrich Corp.	3,467	171,824
Solutia, Inc. *	2,857	16,456
Southern Copper Corp.	23,996	490,478
Spartech Corp.	1,032	9,484
Steel Dynamics, Inc.	5,025	74,018
Stepan Company	276	12,188
Stillwater Mining Company *	2,681	15,308
Symyx Technologies, Inc. *	1,059	6,195
Temple-Inland, Inc.	2,920	38,310
Terra Industries, Inc.	2,808	68,010
Terra Nitrogen Company, LP	508	51,196
The Mosaic Company	12,251	542,719
The Sherwin-Williams Company	3,199	171,946
Titanium Metals Corp.	4,964	45,619
U.S. Gold Corp. *	2,453	6,476
United States Lime & Minerals, Inc. * (a)	188	7,975
United States Steel Corp.	3,214	114,868
Universal Stainless & Alloy Products, Inc. *	261	4,246
USEC, Inc. *	2,992	15,917
Valhi, Inc. (a)	3,216	23,895
Valspar Corp.	2,716	61,191
Vista Gold Corp. *	1,479	2,544
W.R. Grace & Company *	2,053	25,396
Wausau-Mosinee Paper Corp.	1,421	9,549
Westlake Chemical Corp.	1,803	36,763
Weyerhaeuser Company	5,776	175,764
Zep, Inc.	592	7,134
Zoltek Companies, Inc. * (a)	1,063	10,332

		11,518,050
Communications - 10.46%
3Com Corp. *	10,619	50,015
Acacia Research - Acacia Technologies *	1,063	8,366
Acme Packet, Inc. *	1,568	15,868
ActivIdentity Corp. *	1,892	4,787
Adaptec, Inc. *	3,575	9,474
ADC Telecommunications, Inc. *	2,729	21,723
ADTRAN, Inc.	1,728	37,100
Airvana, Inc. *	1,800	11,466
Akamai Technologies, Inc. *	4,646	89,110
Alaska Communications Systems Group, Inc.	1,383	10,124
Alloy, Inc. *	580	3,068
Amazon.com, Inc. *	11,739	982,085
American Tower Corp., Class A *	10,907	343,898
Anaren, Inc. *	495	8,752
Anixter International, Inc. *	980	36,838
APAC Customer Services, Inc. *	1,423	7,300

The accompanying notes are an integral part of the financial statements.

95

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Applied Signal Technology, Inc.	369	$9,413
Ariba, Inc. *	2,434	23,951
Arris Group, Inc. *	3,375	41,040
Art Technology Group, Inc. *	3,679	13,980
Aruba Networks, Inc. *	2,482	21,693
AT&T, Inc.	163,763	4,067,873
Atheros Communications, Inc. *	1,661	31,958
Atlantic Tele-Network, Inc.	460	18,073
Avocent Corp. *	1,271	17,743
Belo Corp., Class A	2,730	4,887
Bidz.com, Inc. *	754	2,126
BigBand Networks, Inc. *	1,816	9,389
Black Box Corp.	493	16,501
Blue Coat Systems, Inc. *	1,094	18,095
Cablevision Systems Corp., Class A	8,269	160,501
Cbeyond Communications, Inc. *	797	11,437
CBS Corp., Class B	19,123	132,331
Centennial Communications Corp., Class A *	3,004	25,113
CenturyTel, Inc.	2,660	81,662
Chordiant Software, Inc. *	990	3,594
Ciena Corp. * (a)	2,561	26,506
Cincinnati Bell, Inc. *	6,657	18,906
Cisco Systems, Inc. *	162,335	3,025,924
CKX, Inc. *	2,791	19,788
Clear Channel Outdoor Holdings, Inc. *	10,014	53,074
Clearwire Corp. * (a)	19,237	106,381
Cogent Communications Group, Inc. *	1,291	10,522
Comcast Corp., Class A	79,516	1,152,187
CommScope, Inc. *	1,939	50,918
comScore, Inc. *	810	10,789
Comtech Telecommunications Corp. *	688	21,933
Consolidated Communications Holdings, Inc.	923	10,808
Constant Contact, Inc. *	800	15,872
Corning, Inc.	43,136	692,764
Courier Corp.	365	5,570
CPI International, Inc. *	558	4,849
Crown Castle International Corp. *	7,910	189,998
Crown Media Holdings, Inc., Class A * (a)	3,574	5,969
Cumulus Media, Inc., Class A *	1,919	1,785
Cybersource Corp. *	1,917	29,330
D&E Communications, Inc.	698	7,141
DealerTrack Holdings, Inc. *	1,129	19,193
DG Fastchannel, Inc. *	586	10,724
Dice Holdings, Inc. *	1,976	9,188
Digital River, Inc. *	1,018	36,974
DIRECTV Group, Inc. * (a)	29,001	716,615
Discovery Communications, Inc., Series A *	7,729	174,289
DISH Network Corp. *	12,504	202,690
Dolan Media Company *	857	10,961
Earthlink, Inc. *	3,005	22,267
eBay, Inc. *	35,216	603,250
EchoStar Corp., Class A *	2,535	40,408
Embarq Corp.	3,887	163,487
EMS Technologies, Inc. *	461	9,635
Entercom Communications Corp.	2,015	3,083
Entrust, Inc. *	2,365	4,281
ePlus, Inc. *	333	$4,852
Equinix, Inc. *	1,027	74,704
eResearch Technology, Inc. *	1,526	9,476
EW Scripps Co.	2,029	4,241
Expedia, Inc. *	7,872	118,946
Extreme Networks, Inc. *	2,882	5,764
F5 Networks, Inc. *	2,200	76,098
Fibernet Telecom Group, Inc. *	298	3,701
Fisher Communications, Inc. *	347	4,438
Frontier Communications Corp.	8,542	60,990
Gannett Company, Inc.	6,541	23,351
General Communication, Inc., Class A *	1,535	10,638
GeoEye, Inc. *	543	12,793
Global Crossing, Ltd. *	1,611	14,789
Global Traffic Network, Inc. *	828	3,138
Globecomm Systems, Inc. *	724	5,206
Google, Inc., Class A *	8,693	3,664,882
GSI Commerce, Inc. *	1,313	18,710
Harmonic, Inc. *	2,683	15,803
Harris Corp.	3,707	105,131
Harris Stratex Networks, Inc., Class A *	2,794	18,105
Harte-Hanks, Inc.	1,872	17,316
Hickory Tech Corp.	781	5,998
HLTH Corp. *	2,810	36,811
Hughes Communications, Inc. *	689	15,730
Hypercom Corp. *	2,205	3,307
i2 Technologies, Inc. *	675	8,471
IAC/InterActiveCorp *	3,837	61,584
iBasis, Inc. *	2,721	3,564
ICO Global Communications Holdings, Ltd. *	6,141	3,807
Infinera Corp. *	2,615	23,875
InfoSpace, Inc. *	1,055	6,995
InterDigital, Inc. *	1,200	29,328
Internap Network Services Corp. *	1,633	5,699
Internet Capital Group, Inc. *	1,200	8,076
Interpublic Group of Companies, Inc. *	13,218	66,751
inVentiv Health, Inc. *	988	13,368
Iowa Telecommunications Services, Inc.	965	12,072
iPass, Inc. *	3,560	5,696
iPCS, Inc. *	559	8,363
Ixia *	1,888	12,725
J2 Global Communications, Inc. *	1,205	27,185
JDS Uniphase Corp. *	6,078	34,766
John Wiley & Sons, Inc., Class A	1,599	53,167
Journal Communications, Inc.	1,979	2,078
Juniper Networks, Inc. *	14,559	343,592
Keynote Systems, Inc. *	538	4,110
Knology, Inc. *	1,250	10,787
KVH Industries, Inc. *	660	4,508
Lamar Advertising Company, Class A *	2,568	39,213
Leap Wireless International, Inc. *	1,904	62,699
Level 3 Communications, Inc. *	44,988	67,932
Liberty Global, Inc., Class A *	8,180	129,980
Liberty Media Corp. - Capital, Series A *	3,118	42,280
Liberty Media Corp. - Entertainment, Series A *	13,804	369,257
Liberty Media Corp. - Interactive A *	17,421	87,279

The accompanying notes are an integral part of the financial statements.

96

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Lin TV Corp. *	2,104	$3,535
Lionbridge Technologies, Inc. *	2,383	4,385
Liquidity Services, Inc. *	856	8,440
LoopNet, Inc. *	1,043	8,083
Loral Space & Communications, Inc. *	576	14,832
Marchex, Inc., Class B	1,314	4,428
Martha Stewart Living Omnimedia, Inc., Class A *	1,656	5,067
Mastec, Inc. *	1,866	21,870
McAfee, Inc. *	4,128	174,160
McGraw-Hill Companies, Inc.	8,793	264,757
Media General, Inc., Class A	993	2,095
Mediacom Communications Corp., Class A *	2,003	10,235
Meredith Corp.	1,262	32,244
MetroPCS Communications, Inc. *	9,560	127,244
ModusLink Global Solutions, Inc. *	1,434	9,837
Monster Worldwide, Inc. * (a)	3,408	40,248
Motorola, Inc.	62,247	412,698
Move, Inc. *	4,447	9,606
Network Equipment Technologies, Inc. *	1,065	4,537
NeuStar, Inc., Class A *	2,179	48,287
Neutral Tandem, Inc. *	876	25,860
Newport Corp. *	1,251	7,243
News Corp., Class A	72,783	663,053
NIC, Inc. *	1,839	12,450
NII Holdings, Inc. *	4,593	87,588
Novatel Wireless, Inc. *	922	8,316
NTELOS Holdings Corp.	1,174	21,625
Omnicom Group, Inc.	8,558	270,262
Online Resources Corp. *	853	5,323
Openwave Systems, Inc. *	3,126	7,002
Oplink Communications, Inc. *	711	8,105
OpNext, Inc. *	2,972	6,360
Orbcomm, Inc. * (a)	1,613	2,839
Orbitz Worldwide, Inc. *	2,739	5,204
Outdoor Channel Holdings, Inc. *	836	4,932
PAETEC Holding Corp. *	4,411	11,910
Parkervision, Inc. *	1,260	3,856
PC-Tel, Inc. *	759	4,061
Perficient, Inc. *	924	6,459
Plantronics, Inc.	1,375	26,001
Playboy Enterprises, Inc., Class B *	1,549	3,888
Polycom, Inc. *	2,307	46,763
Preformed Line Products Company	156	6,873
Premiere Global Services, Inc. *	1,746	18,927
Priceline.com, Inc. *	1,118	124,713
PRIMEDIA, Inc.	1,484	2,983
QUALCOMM, Inc.	45,204	2,043,221
Qwest Communications International, Inc. (a)	46,962	194,892
Rackspace Hosting, Inc. *	3,244	44,962
RCN Corp. *	1,208	7,212
RealNetworks, Inc. *	3,896	11,649
RF Micro Devices, Inc. *	7,408	27,854
RightNow Technologies, Inc. *	1,004	11,847
S1 Corp. *	1,603	11,061
Saba Software, Inc. *	1,179	4,539
Sapient Corp. *	3,595	$22,613
SAVVIS, Inc. *	1,601	18,347
SBA Communications Corp. * (a)	3,222	79,068
Scripps Networks Interactive, Inc., Class A	4,506	125,402
Shenandoah Telecommunications Company	648	13,148
ShoreTel, Inc. *	1,372	10,976
Sinclair Broadcast Group, Inc., Class A	3,232	6,270
SonicWALL, Inc. *	1,581	8,664
Sonus Networks, Inc. *	7,810	12,574
Sourcefire, Inc. *	831	10,296
Sprint Nextel Corp. *	78,516	377,662
Starent Networks Corp. *	1,901	46,403
SumTotal Systems, Inc. *	1,381	6,643
SupportSoft, Inc. *	1,821	3,970
SureWest Communications *	455	4,764
Switch & Data Facilities Company, Inc. *	979	11,484
Sycamore Networks, Inc. *	8,081	25,294
Symantec Corp. *	22,627	352,076
Symmetricom, Inc. *	1,491	8,603
Syniverse Holdings, Inc. *	1,900	30,457
TechTarget, Inc. *	1,519	6,076
Tekelec, Inc. *	1,843	31,018
TeleCommunication Systems, Inc. *	1,195	8,496
Telephone & Data Systems, Inc.	3,184	90,107
Tellabs, Inc. *	10,951	62,749
Terremark Worldwide, Inc. *	1,771	10,236
The Knot, Inc. *	932	7,344
The New York Times Company, Class A (a)	4,087	22,519
The Washington Post Company, Class B	258	90,862
TheStreet.com, Inc.	1,089	2,276
TIBCO Software, Inc. *	4,853	34,796
Time Warner Cable, Inc. *	9,024	285,790
Time Warner, Inc.	32,909	828,978
Travelzoo, Inc. *	440	4,818
TW Telecom, Inc. *	4,106	42,169
U.S. Cellular Corp. *	2,438	93,741
United Online, Inc.	2,301	14,979
US Auto Parts Network, Inc. *	1,210	4,562
USA Mobility, Inc. *	731	9,328
UTStarcom, Inc. *	4,677	7,623
Value Line, Inc.	304	9,992
ValueClick, Inc. *	2,418	25,437
VASCO Data Security International, Inc. *	1,108	8,099
VeriSign, Inc. *	5,375	99,330
Verizon Communications, Inc.	78,803	2,421,616
Viacom, Inc., Class B *	16,758	380,407
Viasat, Inc. *	875	22,435
Vignette Corp. *	796	10,467
Virgin Media, Inc.	9,253	86,516
Virgin Mobile USA, Inc. *	1,735	6,975
Vocus, Inc. *	554	10,947
Web.com Group, Inc. *	914	5,146
WebMD Health Corp. * (a)	1,588	47,513
Websense, Inc. *	1,276	22,764
Windstream Corp.	12,085	101,031
World Wrestling Entertainment, Inc., Class A	2,123	26,665

The accompanying notes are an integral part of the financial statements.

97

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Yahoo!, Inc. *	37,945	$594,219
Zixit Corp. *	2,922	4,383

		31,397,062

Consumer, Cyclical - 9.98%
99 Cents Only Stores *	1,914	25,992
Abercrombie & Fitch Company, Class A (a)	2,409	61,165
Advance Auto Parts, Inc.	2,578	106,961
Aeropostale, Inc. *	1,838	62,988
AFC Enterprises, Inc. *	941	6,352
Airtran Holdings, Inc. * (a)	3,288	20,353
Alaska Air Group, Inc. *	987	18,023
Allegiant Travel Company * (a)	537	21,287
Allion Healthcare, Inc. *	881	5,242
Ambassadors Group, Inc.	649	8,937
American Apparel, Inc. *	2,036	7,411
American Axle & Manufacturing Holdings, Inc.	2,176	7,485
American Eagle Outfitters, Inc.	5,648	80,032
American Woodmark Corp.	421	10,083
Americas Car Mart, Inc. *	357	7,318
AmeriGas Partners LP	1,557	52,518
Amerigon, Inc. *	785	4,788
Ameristar Casinos, Inc.	1,584	30,144
AMR Corp. *	7,783	31,288
AMREP Corp. *	219	2,416
AnnTaylor Stores Corp. *	1,613	12,872
Archon Corp. *	209	2,821
Arctic Cat, Inc.	718	2,901
ArvinMeritor, Inc.	2,697	11,840
Asbury Automotive Group, Inc.	954	9,769
Ascent Media Corp., Class A *	444	11,802
ATC Technology Corp. *	616	8,932
Audiovox Corp., Class A *	834	4,887
AutoNation, Inc. * (a)	4,857	84,269
AutoZone, Inc. *	1,589	240,114
Bally Technologies, Inc. *	1,503	44,970
Barnes & Noble, Inc. (a)	1,504	31,028
Beacon Roofing Supply, Inc. *	1,236	17,873
Bebe Stores, Inc.	2,501	17,207
Bed Bath & Beyond, Inc. *	7,207	221,615
Best Buy Company, Inc.	11,338	379,710
Big 5 Sporting Goods Corp.	738	8,162
Big Lots, Inc. *	2,233	46,960
BJ’s Restaurants, Inc. *	742	12,518
BJ’s Wholesale Club, Inc. *	1,624	52,342
Blockbuster, Inc., Class A *	6,329	4,177
Bluegreen Corp. *	1,220	3,074
BlueLinx Holdings, Inc. *	1,112	3,336
Bob Evans Farms, Inc.	876	25,176
Books-A-Million, Inc.	615	4,373
Borders Group, Inc. *	2,331	8,578
BorgWarner, Inc.	3,197	109,178
Boyd Gaming Corp. *	2,458	20,893
Brightpoint, Inc. *	2,421	15,180
Brinker International, Inc.	2,782	47,377
Brookfield Homes Corp. *	957	3,828
Brown Shoe, Inc.	1,254	9,079
Brunswick Corp.	2,520	$10,886
Buffalo Wild Wings, Inc. *	486	15,805
Build A Bear Workshop, Inc. *	630	2,816
Burger King Holdings, Inc.	3,671	63,398
Cabela’s, Inc. *	1,870	23,001
California Pizza Kitchen, Inc. *	687	9,130
Callaway Golf Company	1,865	9,456
CarMax, Inc. *	6,050	88,935
Carnival Corp. (a)	17,287	445,486
Carrols Restaurant Group, Inc. *	962	6,407
Carter’s, Inc. *	1,542	37,949
Casey’s General Stores, Inc.	1,374	35,298
Cash America International, Inc.	845	19,765
Cato Corp., Class A	818	14,266
Cavco Industries, Inc. *	220	5,573
CEC Entertainment, Inc. *	641	18,897
Cedar Fair LP *	1,661	18,171
Centex Corp.	3,456	29,238
Central European Distribution Corp. *	1,309	34,780
Charlotte Russe Holding, Inc. *	664	8,552
Charming Shoppes, Inc. *	3,230	12,016
Cherokee, Inc.	317	6,283
Chico’s FAS, Inc. *	4,841	47,103
Children’s Place Retail Stores, Inc. *	815	21,540
Chindex International, Inc. *	484	5,987
Chipotle Mexican Grill, Inc., Class A *	885	70,800
Choice Hotels International, Inc.	1,703	45,317
Christopher & Banks Corp.	1,110	7,448
Churchill Downs, Inc.	397	13,363
Cinemark Holdings, Inc.	2,987	33,813
Cintas Corp.	4,202	95,974
Citi Trends, Inc. *	394	10,197
CKE Restaurants, Inc.	1,565	13,271
Coach, Inc.	8,839	237,592
Coldwater Creek, Inc. *	2,655	16,089
Collective Brands, Inc. *	1,767	25,745
Columbia Sportswear Company (a)	947	29,281
Conn’s, Inc. * (a)	634	7,925
Continental Airlines, Inc., Class B *	3,416	30,266
Cooper Tire & Rubber Company	1,660	16,467
Copart, Inc. *	2,291	79,429
Core-Mark Holding Company, Inc. *	358	9,329
Costco Wholesale Corp.	11,898	543,739
Cracker Barrel Old Country Store, Inc.	632	17,633
Crocs, Inc. *	2,863	9,734
CVS Caremark Corp.	39,458	1,257,526
D.R. Horton, Inc.	8,742	81,825
Darden Restaurants, Inc.	3,753	123,774
Deckers Outdoor Corp. *	359	25,227
Delta Air Lines, Inc. *	19,151	110,884
Denny’s Corp. *	3,079	6,620
Dick’s Sporting Goods, Inc. *	3,084	53,045
Dillard’s, Inc., Class A	2,095	19,274
DineEquity, Inc.	538	16,780
Dollar Tree, Inc. *	2,450	103,145
Domino’s Pizza, Inc. *	1,679	12,576

The accompanying notes are an integral part of the financial statements.

98

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Dorman Products, Inc. *	527	$7,288
Dover Downs Gaming & Entertainment, Inc.	1,084	5,041
Dover Motorsports, Inc.	1,408	1,999
DreamWorks Animation SKG, Inc., Class A *	2,483	68,506
DSW, Inc., Class A *	1,218	11,997
DTS, Inc. *	499	13,508
Einstein Noah Restaurant Group, Inc. *	528	4,567
Ethan Allen Interiors, Inc.	843	8,733
Exide Technologies *	2,266	8,452
Family Dollar Stores, Inc.	3,842	108,729
Fastenal Company (a)	4,129	136,959
Federal Mogul Corp. *	2,788	26,347
Ferrellgas Partners LP *	1,939	31,489
FGX International Holdings, Ltd. *	585	6,657
Finish Line, Inc.	1,530	11,353
First Cash Financial Services, Inc. *	848	14,857
Foot Locker, Inc.	4,242	44,414
Force Protection, Inc. *	1,894	16,743
Ford Motor Company *	65,988	400,547
Fred’s, Inc., Class A	1,116	14,062
Frischs Restaurants, Inc.	223	6,587
Fuel Systems Solutions, Inc. *	447	9,025
Furniture Brands International, Inc.	1,706	5,169
G & K Services, Inc., Class A	538	11,379
GameStop Corp., Class A *	4,496	98,957
Gander Mountain Company *	906	5,436
Gaylord Entertainment Company * (a)	1,164	14,794
Genesco, Inc. *	526	9,873
Genuine Parts Company	4,339	145,617
G-III Apparel Group, Ltd. *	552	6,342
Global Partners LP	456	8,459
Goodyear Tire & Rubber Company *	6,656	74,947
Great Wolf Resorts, Inc. *	1,167	2,381
Group 1 Automotive, Inc.	657	17,095
Guess?, Inc.	2,609	67,260
Gymboree Corp. *	809	28,703
Hanesbrands, Inc. *	2,629	39,461
Harley-Davidson, Inc.	6,433	104,279
Harman International Industries, Inc.	1,637	30,776
Hasbro, Inc.	3,816	92,500
Haverty Furniture Companies, Inc.	696	6,368
Hawaiian Holdings, Inc. *	1,498	9,018
Herman Miller, Inc.	1,538	23,593
hhgregg, Inc. *	892	13,523
Hibbett Sports, Inc. *	783	14,094
HNI Corp.	1,266	22,864
Home Depot, Inc.	46,784	1,105,506
Hooker Furniture Corp.	426	4,890
Hot Topic, Inc. *	1,207	8,823
Houston Wire & Cable Company	549	6,539
Hovnanian Enterprises, Inc., Class A * (a)	2,447	5,775
HSN, Inc. *	1,626	17,187
Iconix Brand Group, Inc. *	1,628	25,039
Inergy Holdings LP	590	24,243
Inergy LP *	1,434	36,553
Ingram Micro, Inc., Class A *	4,578	80,115
Insight Enterprises, Inc. *	1,411	$13,630
Interface, Inc., Class A	1,897	11,761
International Game Technology	8,256	131,270
International Speedway Corp., Class A	1,393	35,675
Interval Leisure Group, Inc. *	1,642	15,303
Isle of Capri Casinos, Inc. *	967	12,880
J. Crew Group, Inc. *	1,753	47,366
J.C. Penney Company, Inc.	6,098	175,074
Jack in the Box, Inc. *	1,550	34,798
Jakks Pacific, Inc. *	799	10,251
JetBlue Airways Corp. *	7,522	32,119
Jo-Ann Stores, Inc. *	711	14,696
Johnson Controls, Inc.	16,245	352,841
Johnson Outdoors, Inc. *	520	2,865
Jones Apparel Group, Inc.	2,404	25,795
Jos. A. Bank Clothiers, Inc. *	495	17,058
KB Home (a)	2,480	33,926
Kenneth Cole Productions, Inc., Class A	623	4,380
Kimball International, Inc., Class B	1,154	7,201
Kirklands, Inc. *	630	7,566
Knoll, Inc.	1,384	10,491
Kohl’s Corp. *	8,377	358,117
Krispy Kreme Doughnuts, Inc. *	2,345	7,035
K-Swiss, Inc., Class A	1,064	9,044
Landry’s Restaurants, Inc. *	577	4,962
Las Vegas Sands Corp. * (a)	14,906	117,161
La-Z-Boy, Inc.	1,908	9,006
Leapfrog Enterprises, Inc., Class A *	2,247	5,146
Lear Corp. *	2,986	1,493
Lennar Corp., Class A	4,468	43,295
Life Time Fitness, Inc. * (a)	1,114	22,291
Limited Brands, Inc.	8,865	106,114
Liz Claiborne, Inc.	2,790	8,035
LKQ Corp. *	3,854	63,398
Lodgian, Inc. *	956	1,243
Lowe’s Companies, Inc.	40,282	781,874
Luby’s Cafeterias, Inc. *	908	3,686
Lumber Liquidators, Inc. *	736	11,599
M.D.C. Holdings, Inc.	1,271	38,270
M/I Homes, Inc. *	494	4,836
Macrovision Solutions Corp. *	2,807	61,221
Macy’s, Inc.	11,582	136,204
Maidenform Brands, Inc. *	754	8,648
Marcus Corp.	908	9,552
Marine Products Corp.	1,143	4,286
Marinemax, Inc. *	708	2,436
Marriott International, Inc., Class A	9,624	212,410
Marvel Entertainment, Inc. *	2,138	76,091
Mattel, Inc.	9,937	159,489
McCormick & Schmick’s Seafood
Restaurants, Inc. *	594	4,520
McDonald’s Corp.	30,691	1,764,426
Meritage Homes Corp. *	854	16,106
MGM Mirage, Inc. *	7,804	49,868
Miller Industries, Inc. *	442	3,890
Mobile Mini, Inc. *	978	14,347

The accompanying notes are an integral part of the financial statements.

99

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Modine Manufacturing Company	1,044	$5,011
Mohawk Industries, Inc. *	1,886	67,292
Monarch Casino & Resort, Inc. *	603	4,402
Morgans Hotel Group Company *	1,110	4,251
Movado Group, Inc.	758	7,989
MSC Industrial Direct Company, Inc., Class A	1,708	60,600
Multimedia Games, Inc. *	1,173	5,818
MWI Veterinary Supply, Inc. *	344	11,992
National Cinemedia, Inc.	1,216	16,732
National Presto Industries, Inc.	191	14,535
Navistar International Corp. *	1,975	86,110
New York & Company, Inc. *	1,749	5,404
Newell Rubbermaid, Inc.	7,749	80,667
NIKE, Inc., Class B	13,365	692,040
Nordstrom, Inc. (a)	5,972	118,783
Nu Skin Enterprises, Inc., Class A	1,847	28,259
NVR, Inc. *	148	74,354
O’Charley’s, Inc.	864	7,992
Office Depot, Inc. *	7,807	35,600
OfficeMax, Inc.	2,206	13,854
O’Reilly Automotive, Inc. *	3,663	139,487
Orient Express Hotels, Ltd., Class A	1,798	15,265
Oshkosh Corp.	2,095	30,461
Owens & Minor, Inc.	1,113	48,772
Oxford Industries, Inc.	535	6,233
P.F. Chang’s China Bistro, Inc. * (a)	675	21,641
PACCAR, Inc.	9,993	324,872
Pacific Sunwear of California, Inc. *	2,508	8,452
Palm Harbor Homes, Inc. *	971	2,088
Panera Bread Company, Class A * (a)	825	41,135
Pantry, Inc. *	626	10,392
Papa John’s International, Inc. *	794	19,683
PC Connection, Inc. *	930	4,883
PC Mall, Inc. *	572	3,867
Penn National Gaming, Inc. *	2,148	62,528
Penske Auto Group, Inc.	2,585	43,014
Perry Ellis International, Inc. *	654	4,761
PetSmart, Inc.	3,495	75,003
Phillips-Van Heusen Corp.	1,414	40,568
Pier 1 Imports, Inc. *	3,198	6,364
Pinnacle Entertainment, Inc. *	1,680	15,607
Polaris Industries, Inc. (a)	909	29,197
Polo Ralph Lauren Corp., Class A	2,707	144,933
Pool Corp.	1,349	22,339
PriceSmart, Inc.	843	14,120
Pulte Homes, Inc. (a)	7,007	61,872
Quiksilver, Inc. *	4,161	7,698
RadioShack Corp.	3,464	48,357
RC2 Corp. *	636	8,414
Red Robin Gourmet Burgers, Inc. *	453	8,494
Regal Entertainment Group, Class A	4,277	56,841
Regis Corp.	1,198	20,857
Rentrak Corp. *	468	7,689
Republic Airways Holdings, Inc. *	1,075	7,020
Retail Ventures, Inc. *	1,498	3,266
Rex Stores Corp. *	312	3,139
Ross Stores, Inc.	3,552	$137,107
Royal Caribbean Cruises, Ltd. (a)	5,899	79,872
Ruby Tuesday, Inc. *	1,518	10,110
Rush Enterprises, Inc., Class A *	1,123	13,083
Ruth’s Chris Steak House, Inc. *	1,440	5,285
Ryland Group, Inc.	1,194	20,011
Saks, Inc. * (a)	4,203	18,619
Sally Beauty Holdings, Inc. *	5,029	31,984
ScanSource, Inc. *	778	19,077
Scholastic Corp.	1,036	20,502
School Specialty, Inc. *	555	11,217
Scientific Games Corp., Class A *	2,591	40,860
Sealy Corp. *	2,735	5,361
Sears Holdings Corp. * (a)	3,412	226,966
Shoe Carnival, Inc. *	412	4,915
Shuffle Master, Inc. *	1,636	10,814
Signet Jewelers, Ltd.	2,358	49,094
Skechers U.S.A., Inc., Class A *	1,342	13,111
Skyline Corp.	279	6,068
SkyWest, Inc.	1,590	16,218
Sonic Automotive, Inc.	1,671	16,977
Sonic Corp. *	1,782	17,873
Southwest Airlines Company	20,235	136,182
Speedway Motorsports, Inc.	1,282	17,640
Sport Supply Group, Inc.	568	4,879
Stage Stores, Inc.	1,084	12,032
Standard Pacific Corp. *	3,620	7,349
Stanley Furniture Company, Inc.	419	4,521
Staples, Inc.	19,464	392,589
Star Gas Partners	2,317	8,272
Starbucks Corp. *	20,146	279,828
Starwood Hotels & Resorts Worldwide, Inc.	5,048	112,066
Steelcase, Inc. Class A	3,754	21,848
Stein Mart, Inc. *	1,345	11,917
Steinway Musical Instruments, Inc. *	327	3,499
Steven Madden, Ltd. *	505	12,852
Suburban Propane Partners, LP	891	37,573
Superior Industries International, Inc.	760	10,716
Susser Holdings Corp. *	511	5,718
Syms Corp. *	523	3,928
Systemax, Inc. *	1,024	12,196
Talbots, Inc.	1,680	9,072
Target Corp.	20,799	820,937
Tech Data Corp. *	1,426	46,644
Tempur-Pedic International, Inc.	2,097	27,408
Tenneco, Inc. *	1,752	18,571
Texas Roadhouse, Inc., Class A *	1,972	21,515
The Buckle, Inc. (a)	1,255	39,871
The Cheesecake Factory, Inc. *	1,683	29,116
The Dress Barn, Inc. * (a)	1,667	23,838
The Gap, Inc.	19,598	321,407
The Men’s Wearhouse, Inc. (a)	1,405	26,948
The Pep Boys - Manny, Moe & Jack	1,510	15,311
The Steak & Shake Company *	854	7,464
The Toro Company	967	28,913
The Wet Seal, Inc., Class A *	2,725	8,366

The accompanying notes are an integral part of the financial statements.

100

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Thor Industries, Inc.	1,539	$28,271
Tiffany & Company (a)	3,411	86,503
Timberland Company, Class A *	1,613	21,405
Titan International, Inc.	1,034	7,724
Titan Machinery, Inc. *	547	6,941
TiVo, Inc. *	2,915	30,549
TJX Companies, Inc.	11,545	363,206
Toll Brothers, Inc. *	4,412	74,872
Town Sports International Holdings, Inc. *	940	3,525
Tractor Supply Company *	990	40,907
True Religion Apparel, Inc. *	701	15,632
TRW Automotive Holdings Corp. *	2,920	32,996
Tuesday Morning Corp. *	1,642	5,534
Tween Brands, Inc. *	875	5,845
UAL Corp. * (a)	3,629	11,577
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,669	18,559
Under Armour, Inc., Class A * (a)	1,367	30,593
Unifirst Corp.	543	20,183
United Stationers, Inc. *	656	22,881
Universal Electronics, Inc. *	417	8,411
Urban Outfitters, Inc. *	4,594	95,877
US Airways Group, Inc. *	3,217	7,817
Vail Resorts, Inc. *	1,029	27,598
VF Corp.	3,021	167,212
Volcom, Inc. *	719	8,988
WABCO Holdings, Inc.	1,962	34,727
Walgreen Company	27,317	803,120
Wal-Mart Stores, Inc.	108,903	5,275,261
Walt Disney Company	51,092	1,191,976
Warnaco Group, Inc. *	1,288	41,731
Warner Music Group Corp. *	4,558	26,664
Watsco, Inc.	773	37,823
Wendy’s/Arby’s Group, Inc.	12,765	51,060
Wesco International, Inc. *	1,172	29,347
West Marine, Inc. *	865	4,766
Weyco Group, Inc.	346	7,989
Whirlpool Corp.	2,021	86,014
Williams-Sonoma, Inc. (a)	2,947	34,981
Winnebago Industries, Inc.	939	6,977
WMS Industries, Inc. *	1,380	43,484
Wolverine World Wide, Inc.	1,382	30,487
World Fuel Services Corp.	790	32,572
Wyndham Worldwide Corp.	4,983	60,394
Wynn Resorts, Ltd. * (a)	3,398	119,949
Youbet.com, Inc. *	1,384	4,567
Yum! Brands, Inc.	12,745	424,918
Zale Corp. * (a)	1,041	3,581
Zumiez, Inc. * (a)	860	6,889

		29,934,903
Consumer, Non-cyclical - 22.51%
1-800-Flowers.com, Inc., Class A *	2,074	3,982
Aaron, Inc., Class B	1,447	43,150
Abaxis, Inc. *	619	12,714
Abbott Laboratories	42,394	1,994,214
Abiomed, Inc. *	1,107	9,764
ABM Industries, Inc.	1,389	25,099
Abraxis BioScience, Inc. *	1,116	$41,136
Accelrys, Inc. *	1,119	6,613
Accenture, Ltd., Class A	21,381	715,408
Acco Brands Corp. *	2,007	5,660
Accuray, Inc. *	1,632	10,885
Acorda Therapeutics, Inc. *	1,044	29,430
Acura Pharmaceuticals, Inc. *	1,237	7,397
Administaff, Inc.	689	16,033
Adolor Corp. *	1,856	3,267
Advance America Cash Advance Centers, Inc.	2,148	9,516
Affymax, Inc. *	558	10,284
Affymetrix, Inc. *	2,183	12,945
Air Methods Corp. *	378	10,342
Akorn, Inc. *	3,071	3,685
Albany Molecular Research, Inc. *	943	7,912
Alberto-Culver Company	2,660	67,644
Alexion Pharmaceuticals, Inc. *	2,145	88,202
Alexza Pharmaceuticals, Inc. *	1,293	3,064
Alico, Inc. (a)	233	6,995
Align Technology, Inc. *	1,917	20,320
Alkermes, Inc. *	2,654	28,716
Allergan, Inc.	8,473	403,145
Alliance Data Systems Corp. * (a)	1,772	72,989
Alliance Imaging, Inc. *	1,545	11,325
Alliance One International, Inc. *	2,622	9,964
Allos Therapeutics, Inc. *	2,361	19,573
Almost Family, Inc. *	235	6,136
Alnylam Pharmaceuticals, Inc. *	1,141	25,410
Alphatec Holdings, Inc. *	1,822	6,049
Altair Nanotechnologies, Inc. * (a)	3,215	3,045
Altria Group, Inc.	56,757	930,247
AMAG Pharmaceuticals, Inc. *	465	25,422
Amedisys, Inc. *	738	24,369
America Service Group, Inc. *	295	4,741
American Caresource Holdings, Inc. *	503	1,881
American Dental Partners, Inc. *	581	5,270
American Greetings Corp., Class A	1,306	15,254
American Italian Pasta Company, Class A *	557	16,231
American Medical Systems Holdings, Inc. *	2,022	31,948
American Public Education, Inc. *	485	19,211
AMERIGROUP Corp. *	1,447	38,852
AmerisourceBergen Corp.	8,342	147,987
Amgen, Inc. *	29,146	1,542,989
Amicus Therapeutics, Inc. *	672	7,694
AMN Healthcare Services, Inc. *	997	6,361
AmSurg Corp. *	908	19,468
Amylin Pharmaceuticals, Inc. *	3,846	51,921
Anadys Pharmaceuticals, Inc. *	827	1,538
Andersons, Inc.	533	15,958
AngioDynamics, Inc. *	711	9,435
Apollo Group, Inc., Class A *	4,340	308,661
Arbitron, Inc.	789	12,537
Archer-Daniels-Midland Company	17,729	474,605
Ardea Biosciences, Inc. *	500	7,870
Arden Group, Inc.	92	11,509
Arena Pharmaceuticals, Inc. *	2,247	11,213

The accompanying notes are an integral part of the financial statements.

101

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Ariad Pharmaceuticals, Inc. *	3,099	$4,927
Arqule, Inc. *	1,349	8,283
Array BioPharma, Inc. *	1,598	5,018
ARYx Therapeutics, Inc. *	841	3,473
Aspect Medical Systems, Inc. *	722	4,267
AspenBio Pharma, Inc. *	1,243	3,319
Assisted Living Concepts, Inc. *	392	5,704
athenahealth, Inc. *	902	33,383
Atrion Corp.	60	8,045
ATS Medical, Inc. *	2,252	7,409
Auxilium Pharmaceuticals, Inc. *	1,169	36,683
Avery Dennison Corp.	2,932	75,294
Avis Budget Group, Inc. *	3,417	19,306
Avon Products, Inc.	11,780	303,688
B&G Foods, Inc.	1,133	9,529
Bankrate, Inc. *	528	13,327
Bare Escentuals, Inc. *	2,652	23,523
Barrett Business Services, Inc.	443	4,652
Baxter International, Inc.	16,893	894,653
Beckman Coulter, Inc.	1,721	98,338
Becton, Dickinson & Company	6,617	471,858
Bio Reference Labs, Inc. *	413	13,055
Biocryst Pharmaceuticals, Inc. * (a)	1,451	5,848
Biodel, Inc. *	697	3,597
BioDelivery Sciences International, Inc. *	753	5,023
BioForm Medical, Inc. *	2,273	4,910
Bio-Imaging Technologies, Inc. *	606	2,169
BioMarin Pharmaceutical, Inc. *	2,803	43,755
BioMimetic Therapeutics, Inc. *	576	5,322
Bio-Rad Laboratories, Inc., Class A *	752	56,761
BioSante Pharmaceuticals, Inc. *	1,247	2,494
BioScrip, Inc. *	1,289	7,631
BioSpecifics Technologies Corp. *	189	4,504
Blue Nile, Inc. *	415	17,841
Blyth, Inc.	267	8,755
Boston Beer Company, Inc. *	429	12,694
Boston Scientific Corp. *	40,902	414,746
Bovie Medical Corp. * (a)	621	5,409
Bowne & Company, Inc.	858	5,586
Bristol-Myers Squibb Company	54,189	1,100,579
Brookdale Senior Living, Inc.	2,842	27,681
Brown Forman Corp., Class B	4,141	177,980
Bruker BioSciences Corp. *	4,516	41,818
Bunge, Ltd.	3,321	200,090
C.R. Bard, Inc.	2,712	201,908
Cadence Pharmaceuticals, Inc. *	1,072	10,709
Cadiz, Inc. *	559	5,383
Calavo Growers, Inc.	469	9,300
Caliper Life Sciences, Inc. *	2,335	4,133
Cal-Maine Foods, Inc.	676	16,873
Cambrex Corp. *	1,156	4,763
Campbell Soup Company	9,929	292,111
Cantel Medical Corp. *	469	7,612
Capella Education Company *	455	27,277
Capital Senior Living Corp. *	1,094	4,978
Caraco Pharmaceutical Labs *	1,183	3,632
Cardiac Science Corp. *	973	$3,911
Cardica, Inc. *	773	1,105
Cardinal Health, Inc.	9,830	300,306
CardioNet, Inc. *	627	10,233
Cardiovascular Systems, Inc. *	482	3,716
Cardium Therapeutics, Inc. *	1,509	2,792
Cardtronics, Inc. *	1,470	5,601
Career Education Corp. *	2,439	60,707
Catalyst Health Solutions, Inc. *	1,207	30,103
CBIZ, Inc. *	1,776	12,645
CDI Corp.	579	6,456
Celera Corp. *	2,361	18,014
Celgene Corp. *	12,541	599,961
Celldex Therapeutics, Inc. *	604	4,723
Centene Corp. *	1,186	23,696
Central Garden & Pet Company, Class A *	1,914	18,853
Cenveo, Inc. *	1,729	7,314
Cephalon, Inc. * (a)	1,879	106,445
Cepheid, Inc. *	1,673	15,760
Charles River Laboratories International, Inc. *	1,886	63,653
Chattem, Inc. *	538	36,638
Chelsea Therapeutics International, Inc. *	1,239	5,216
Chemed Corp.	609	24,043
Chiquita Brands International, Inc. *	1,306	13,400
Church & Dwight, Inc.	1,914	103,949
Clarient, Inc. *	2,206	8,206
Clinical Data, Inc. *	686	7,560
Clorox Company	3,804	212,377
Coca-Cola Bottling Company Consolidated	267	14,720
Coca-Cola Enterprises, Inc.	13,477	224,392
Coinstar, Inc. *	784	20,933
Colgate-Palmolive Company	14,003	990,572
Columbia Laboratories, Inc. *	1,941	2,213
Community Health Systems, Inc. *	2,608	65,852
ConAgra Foods, Inc.	12,314	234,705
Conceptus, Inc. *	873	14,754
CONMED Corp. *	843	13,083
Consolidated Graphics, Inc. *	338	5,888
Constellation Brands, Inc., Class A *	6,010	76,207
Continucare Corp. *	2,330	5,429
Convergys Corp. *	3,388	31,441
Corcept Therapeutics, Inc. *	2,359	1,911
Corinthian Colleges, Inc. *	2,347	39,735
Corn Products International, Inc.	2,047	54,839
Cornell Corrections, Inc. *	435	7,051
Corporate Executive Board Company	993	20,615
Corrections Corp. of America *	3,460	58,785
CorVel Corp. *	397	9,040
CoStar Group, Inc. *	555	22,128
Cougar Biotechnology, Inc. *	568	24,401
Covance, Inc. *	1,763	86,740
Coventry Health Care, Inc. *	4,086	76,449
Covidien PLC *	13,868	519,218
CRA International, Inc. *	339	9,411
Cross Country Healthcare, Inc. *	961	6,602
Cryolife, Inc. *	905	5,014

The accompanying notes are an integral part of the financial statements.

102

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
CSS Industries, Inc.	321	$6,542
Cubist Pharmaceuticals, Inc. *	1,585	29,053
Curis, Inc. *	2,596	4,128
Cutera, Inc. *	480	4,138
Cyberonics, Inc. *	793	13,188
Cynosure, Inc. *	415	3,175
Cypress Biosciences, Inc. *	1,095	10,315
Cytokinetics, Inc. *	1,783	5,046
DaVita, Inc. *	2,864	141,653
Dean Foods Company *	4,238	81,327
Del Monte Foods Company	5,557	52,125
Deluxe Corp.	1,415	18,126
Dendreon Corp. * (a)	2,729	67,816
DENTSPLY International, Inc.	4,092	124,888
DepoMed, Inc. *	1,695	5,509
DeVry, Inc.	1,935	96,827
DexCom, Inc. *	1,357	8,400
Diamond Foods, Inc.	447	12,471
Discovery Laboratories, Inc. *	3,311	3,410
Dollar Financial Corp. *	740	10,205
Dr Pepper Snapple Group, Inc. *	6,988	148,076
Drugstore.com, Inc. *	3,397	6,183
Dun & Bradstreet Corp.	1,472	119,541
Durect Corp. *	2,460	5,855
Dyax Corp. *	2,078	4,447
DynCorp International, Inc. *	1,569	26,344
Edwards Lifesciences Corp. *	1,530	104,086
Electro Rent Corp.	723	6,861
Electro-Optical Sciences, Inc. *	623	4,853
Elizabeth Arden, Inc. *	957	8,355
Emergency Medical Services Corp., Class A *	251	9,242
Emergent Biosolutions, Inc. *	819	11,736
Emeritus Corp. *	1,171	15,469
Endo Pharmaceutical Holdings, Inc. *	3,212	57,559
Endologix, Inc. *	1,596	5,331
Ennis Business Forms, Inc.	783	9,756
Enzo Biochem, Inc. *	1,224	5,422
Enzon Pharmaceuticals, Inc. * (a)	1,414	11,128
Equifax, Inc.	3,462	90,358
Estee Lauder Companies, Inc., Class A	5,417	176,973
Euronet Worldwide, Inc. *	1,418	27,495
EV3, Inc. *	2,949	31,613
Exactech, Inc. *	444	6,438
Exelixis, Inc. *	3,023	14,722
Exlservice Holdings, Inc. *	874	9,798
Exponent, Inc. *	387	9,485
Express Scripts, Inc. *	6,792	466,950
Facet Biotech Corp. *	704	6,540
Farmer Brothers Company	481	11,005
First Advantage Corp., Class A *	1,656	25,188
Flowers Foods, Inc.	2,545	55,583
Forest Laboratories, Inc. *	8,327	209,091
Forrester Research, Inc. *	672	16,498
Fortune Brands, Inc.	4,143	143,928
Fossil, Inc. *	1,855	44,668
Franklin Covey Company *	639	3,981
Fresh Del Monte Produce, Inc. *	1,761	$28,634
FTI Consulting, Inc. *	1,390	70,501
Gaiam, Inc., Class A *	868	4,748
Gartner Group, Inc., Class A *	2,640	40,286
General Mills, Inc.	9,018	505,188
Genomic Health, Inc. *	792	13,725
Genoptix, Inc. *	469	15,003
Genpact, Ltd. *	5,830	68,502
Gen-Probe, Inc. *	1,477	63,481
Gentiva Health Services, Inc. *	803	13,217
Genzyme Corp. *	7,451	414,797
Geron Corp. * (a)	2,416	18,531
Gilead Sciences, Inc. *	25,086	1,175,028
Global Cash Access, Inc. *	2,438	19,406
Global Payments, Inc.	2,187	81,925
Grand Canyon Education, Inc. *	1,269	21,294
Great Lakes Dredge & Dock Company	1,642	7,849
Green Mountain Coffee Roasters, Inc. *	1,014	59,948
Griffin Land & Nurseries, Inc.	159	4,974
GTx, Inc. *	1,065	9,830
H & R Block, Inc.	9,353	161,152
H&E Equipment Services, Inc. *	1,032	9,649
H.J. Heinz Company	8,633	308,198
Haemonetics Corp. *	687	39,159
Hain Celestial Group, Inc. *	1,177	18,373
Halozyme Therapeutics, Inc. *	2,247	15,662
Hanger Orthopedic Group, Inc. *	873	11,864
Hansen Medical, Inc. *	929	4,589
Hansen Natural Corp. *	2,520	77,666
Harvard Bioscience, Inc. *	1,347	5,321
Health Management Associates, Inc., Class A *	7,000	34,580
Health Net, Inc. *	2,862	44,504
Healthcare Services Group, Inc.	1,125	20,115
Healthsouth Corp. *	2,493	35,999
Healthspring, Inc. *	1,637	17,778
Healthways, Inc. *	1,022	13,746
Heartland Payment Systems, Inc.	1,118	10,699
Heidrick & Struggles International, Inc.	459	8,377
Helen of Troy, Ltd. *	856	14,372
Henry Schein, Inc. *	2,478	118,820
Herbalife, Ltd.	1,767	55,731
Hershey Company	6,276	225,936
Hertz Global Holdings, Inc. * (a)	8,893	71,055
Hewitt Associates, Inc., Class A *	2,594	77,249
Hill International, Inc. *	1,334	5,736
Hillenbrand, Inc.	1,728	28,754
Hill-Rom Holdings, Inc.	1,768	28,677
Hi-Tech Pharmacal Company, Inc. *	482	4,290
HMS Holdings Corp. *	682	27,771
Hologic, Inc. *	7,045	100,250
Home Diagnostics, Inc. *	666	4,089
Hormel Foods Corp.	3,763	129,974
Hospira, Inc. *	4,384	168,872
HQ Sustainable Maritime Industries, Inc. *	401	3,669
Human Genome Sciences, Inc. *	4,700	13,442
Humana, Inc. *	4,681	151,009

The accompanying notes are an integral part of the financial statements.

103

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Huron Consulting Group, Inc. *	570	$26,351
ICF International, Inc. *	401	11,064
ICT Group, Inc. *	570	4,976
ICU Medical, Inc. *	416	17,118
Idenix Pharmaceuticals, Inc. *	1,781	6,554
Idera Pharmaceuticals, Inc. *	778	4,559
IDEXX Laboratories, Inc. *	1,642	75,860
I-Flow Corp. *	941	6,531
Illumina, Inc. * (a)	3,417	133,058
Immucor, Inc. *	1,906	26,227
Immunogen, Inc. *	1,426	12,278
Immunomedics, Inc. *	3,151	8,004
Imperial Sugar Company	441	5,341
Incyte Corp. *	3,115	10,248
Indevus Pharmaceuticals, Inc. *	2,544	2,798
Infinity Pharmaceuticals, Inc. *	769	4,491
Informatica Corp. *	2,452	42,150
Ingles Markets, Inc.	723	11,019
Insmed, Inc. * (a)	4,240	4,240
Inspire Pharmaceuticals, Inc. *	1,744	9,697
Insulet Corp. *	889	6,845
Integra LifeSciences Holdings Corp. *	789	20,916
Interactive Data Corp.	2,571	59,493
Intermediate Parfums, Inc.	980	7,193
Intermune, Inc. *	1,228	18,666
Internet Brands, Inc., Class A *	1,229	8,603
Intersections, Inc. *	709	3,290
Intuitive Surgical, Inc. *	1,078	176,425
Invacare Corp.	935	16,503
Inverness Medical Innovations, Inc. *	2,127	75,679
IPC The Hospitalist Company *	448	11,957
IRIS International, Inc. *	544	6,419
Iron Mountain, Inc. *	5,485	157,694
Isis Pharmaceuticals, Inc. *	2,645	43,643
Ista Pharmaceuticals, Inc. *	1,316	5,527
ITT Educational Services, Inc. *	1,055	106,196
J & J Snack Foods Corp.	507	18,201
J.M. Smucker Company	3,235	157,415
Jackson Hewitt Tax Service, Inc.	906	5,672
Jarden Corp. *	2,155	40,406
Javelin Pharmaceuticals, Inc. *	1,955	2,405
Johnson & Johnson	76,235	4,330,148
K12, Inc. * (a)	824	17,757
Kellogg Company	10,441	486,237
Kelly Services, Inc., Class A	1,022	11,191
Kendle International, Inc. *	418	5,116
Kenexa Corp. *	756	8,747
Kensey Nash Corp. *	366	9,593
Kforce, Inc. *	1,103	9,122
Kimberly-Clark Corp.	11,427	599,118
Kindred Healthcare, Inc. *	1,082	13,384
Kinetic Concepts, Inc. * (a)	1,971	53,710
King Pharmaceuticals, Inc. *	6,774	65,234
Korn/Ferry International *	1,276	13,577
Kraft Foods, Inc., Class A	40,501	1,026,295
K-V Pharmaceutical Company, Class A *	1,702	5,463
Laboratory Corp. of America Holdings *	2,960	$200,658
Lance, Inc.	887	20,516
Landauer, Inc.	260	15,948
Lannett Company, Inc. *	733	5,021
LCA-Vision, Inc. *	732	3,089
Learning Tree International, Inc. *	517	5,325
LECG Corp. *	1,020	3,325
Lender Processing Services, Inc.	2,647	73,507
Lexicon Genetics, Inc. *	4,817	5,973
LHC Group, Inc. *	505	11,216
Life Technologies Corp. *	4,759	198,545
LifePoint Hospitals, Inc. *	1,483	38,929
Lifeway Foods, Inc. *	557	7,185
Ligand Pharmaceuticals, Inc., Class B *	3,289	9,407
Lincare Holdings, Inc. *	2,057	48,381
Lincoln Educational Services Corp. *	724	15,153
Live Nation, Inc. *	2,357	11,455
Lorillard, Inc.	4,599	311,674
Luminex Corp. *	1,353	25,085
M & F Worldwide Corp. *	618	12,360
Mac-Gray Corp. *	680	9,003
Macquarie Infrastructure Company LLC	1,781	7,320
Magellan Health Services, Inc. *	1,113	36,529
MAKO Surgical Corp. * (a)	870	7,847
Mannatech, Inc.	1,004	3,313
Mannkind Corp. * (a)	2,976	24,731
Manpower, Inc.	2,137	90,481
Martek Biosciences Corp. *	947	20,029
Masimo Corp. *	1,554	37,467
Matrixx Initiatives, Inc. *	310	1,733
Maui Land & Pineapple, Inc. *	437	3,369
MAXIMUS, Inc.	469	19,346
Maxygen, Inc. *	1,062	7,137
McCormick & Company, Inc.	3,580	116,457
McGrath Rentcorp	676	12,885
McKesson Corp.	7,539	331,716
Mead Johnson Nutrition Company *	5,516	175,243
Medarex, Inc. *	3,621	30,235
MedCath Corp. *	602	7,080
Medco Health Solutions, Inc. *	13,712	625,404
Medical Action, Inc. *	530	6,069
Medicines Company *	1,488	12,484
Medicis Pharmaceutical Corp., Class A	1,569	25,606
Medifast, Inc. *	479	5,489
Medivation, Inc. *	843	18,892
MEDNAX, Inc. *	1,268	53,421
MedQuist, Inc. *	1,615	9,819
Medtronic, Inc.	30,958	1,080,125
Merck & Company, Inc. (a)	58,271	1,629,257
Meridian Bioscience, Inc.	1,134	25,606
Merit Medical Systems, Inc. *	803	13,089
Metropolitan Health Networks, Inc. *	2,149	4,319
Micromet, Inc. *	1,598	7,958
Microvision, Inc. *	2,370	7,276
Micrus Endovascular Corp. *	581	5,252
Midas, Inc. *	483	5,062

The accompanying notes are an integral part of the financial statements.

104

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
MiddleBrook Pharmaceuticals, Inc. *	3,246	$4,382
Millipore Corp. *	1,500	105,315
Molecular Insight Pharmaceuticals, Inc. *	866	4,477
Molina Healthcare, Inc. *	765	18,299
Molson Coors Brewing Company, Class B	5,038	213,259
Momenta Pharmaceuticals, Inc. *	1,112	13,377
Monogram Biosciences, Inc. *	1,320	5,980
Monro Muffler Brake, Inc.	527	13,549
Moody’s Corp.	6,607	174,094
Morningstar, Inc. * (a)	1,279	52,733
MPS Group, Inc. *	2,604	19,895
Multi-Color Corp.	402	4,929
Mylan, Inc. * (a)	8,332	108,733
Myriad Genetics, Inc. *	2,549	90,872
Myriad Pharmaceuticals, Inc. *	637	2,962
Nabi Biopharmaceuticals *	1,647	3,986
Nanosphere, Inc. *	723	3,550
Nash Finch Company	373	10,093
National Beverage Corp. *	1,298	13,824
National Healthcare Corp.	367	13,924
National Research Corp.	209	5,100
Natus Medical, Inc. *	818	9,440
Navigant Consulting Company *	1,367	17,662
NBTY, Inc. *	1,728	48,591
Nektar Therapeutics *	2,635	17,075
Neogen Corp. *	427	12,374
Netflix, Inc. *	1,607	66,433
Neurocrine Biosciences, Inc. *	1,377	4,448
Nighthawk Radiology Holdings, Inc. *	992	3,670
Nobel Learning Communities, Inc. *	372	4,267
Novavax, Inc. *	3,095	10,152
Noven Pharmaceuticals, Inc. *	734	10,496
NPS Pharmaceuticals, Inc. *	1,558	7,260
Nutraceutical International Corp. *	486	5,050
NutriSystem, Inc.	796	11,542
Nuvasive, Inc. * (a)	994	44,332
NxStage Medical, Inc. *	1,575	9,293
Obagi Medical Products, Inc. *	733	5,344
Odyssey Healthcare, Inc. *	940	9,663
Odyssey Marine Exploration, Inc. *	1,632	2,611
Oil-Dri Corp of America	330	4,901
Omega Protein Corp. *	838	3,402
Omnicare, Inc.	3,219	82,921
On Assignment, Inc. *	1,155	4,516
Onyx Pharmaceuticals, Inc. *	1,535	43,379
Opko Health, Inc. *	6,037	10,685
Optimer Pharmaceuticals, Inc. *	810	12,126
OraSure Technologies, Inc. *	1,614	3,987
Orexigen Therapeutics, Inc. *	1,071	5,494
Orthofix International NV *	515	12,880
Orthovita, Inc. *	2,292	11,804
OSI Pharmaceuticals, Inc. * (a)	1,578	44,547
Osiris Therapeutics, Inc. *	916	12,302
Overhill Farms, Inc. *	598	3,151
Overstock.com, Inc. *	678	8,109
Pain Therapeutics, Inc. *	1,329	7,137
Palomar Medical Technologies, Inc. *	607	$8,899
Par Pharmaceutical Companies, Inc. *	1,008	15,271
Parexel International Corp. *	1,649	23,713
Patterson Companies, Inc. *	3,381	73,368
Paychex, Inc.	9,984	251,597
PDL BioPharma, Inc.	3,298	26,054
Peets Coffee & Tea, Inc. *	412	10,382
Pepsi Bottling Group, Inc.	5,826	197,152
PepsiAmericas, Inc.	3,523	94,452
PepsiCo, Inc.	43,160	2,372,074
Perrigo Company	2,595	72,089
PetMed Express, Inc. *	647	9,724
Pfizer, Inc. (a)	185,791	2,786,865
Pharmaceutical Product Development, Inc.	3,250	75,465
Pharmasset, Inc. *	853	9,596
PharmAthene, Inc. *	860	1,892
PharMerica Corp. *	873	17,137
PHH Corp. *	1,507	27,397
Philip Morris International, Inc.	55,774	2,432,862
Poniard Pharmaceuticals, Inc. *	1,427	8,519
POZEN, Inc. *	921	7,073
Pre-Paid Legal Services, Inc. *	336	14,646
Prestige Brands Holdings, Inc. *	1,458	8,967
PRG-Schultz International, Inc. *	818	2,209
Princeton Review, Inc. *	1,213	6,562
Procter & Gamble Company	80,794	4,128,573
Progenics Pharmaceuticals, Inc. *	935	4,815
Protection One, Inc. *	935	4,002
Providence Service Corp. *	400	4,380
PSS World Medical, Inc. *	1,674	30,986
Psychiatric Solutions, Inc. *	1,551	35,270
Pure Bioscience *	1,174	2,137
QC Holdings, Inc.	666	3,423
Quanta Services, Inc. *	5,413	125,203
Quest Diagnostics, Inc.	5,229	295,072
Questcor Pharmaceuticals, Inc. *	1,776	8,880
Quidel Corp. *	938	13,657
R.R. Donnelley & Sons Company	5,656	65,723
Ralcorp Holdings, Inc. *	1,543	94,000
Regeneron Pharmaceuticals, Inc. *	2,209	39,585
RehabCare Group, Inc. *	517	12,372
Rent-A-Center, Inc. *	1,852	33,021
Repligen Corp. *	1,028	5,654
Repros Therapeutics, Inc. *	563	4,048
Res-Care, Inc. *	816	11,669
ResMed, Inc. *	2,073	84,433
Resources Connection, Inc. *	1,266	21,737
Revlon, Inc. *	1,869	10,167
Rewards Network, Inc. *	1,116	4,218
Reynolds American, Inc.	8,022	309,810
Rigel Pharmaceuticals, Inc. *	1,052	12,750
Robert Half International, Inc.	4,136	97,692
Rochester Medical Corp. *	396	5,306
Rockwell Medical Technologies, Inc. *	562	4,243
Rollins, Inc.	2,764	47,845
RSC Holdings, Inc. *	2,971	19,965

The accompanying notes are an integral part of the financial statements.

105

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
RTI Biologics, Inc. *	1,876	$8,048
Ruddick Corp.	1,344	31,490
RXi Pharmaceuticals Corp. *	601	2,729
Safeway, Inc.	11,767	239,694
SAIC, Inc. *	5,518	102,359
Salix Pharmaceuticals, Ltd. *	1,345	13,275
Sanderson Farms, Inc.	580	26,100
Sangamo Biosciences, Inc. *	1,269	6,269
Santarus, Inc. *	1,897	5,350
Sara Lee Corp.	19,182	187,216
Savient Pharmaceuticals, Inc. * (a)	1,573	21,802
Schering-Plough Corp.	44,641	1,121,382
Schiff Nutrition International, Inc. *	920	4,683
SciClone Pharmaceuticals, Inc. *	1,772	4,536
Seaboard Corp.	34	38,148
Seattle Genetics, Inc. *	2,413	23,454
Seneca Foods Corp. *	289	9,658
Senomyx, Inc. *	1,359	2,867
SenoRx, Inc. *	819	2,744
Sepracor, Inc. *	3,009	52,116
Sequenom, Inc. * (a)	1,676	6,553
Service Corp. International	7,278	39,883
Shutterfly, Inc. *	738	10,295
SIGA Technologies, Inc. *	1,017	8,583
Sirona Dental Systems, Inc. *	1,536	30,705
Skilled Healthcare Group, Inc. *	1,119	8,393
Smart Balance, Inc. *	1,817	12,374
Smithfield Foods, Inc. * (a)	3,984	55,656
Somanetics Corp. *	369	6,092
SonoSite, Inc. *	506	10,150
Sotheby’s	1,886	26,611
Spartan Motors, Inc.	933	10,571
Spartan Stores, Inc.	646	8,017
Spectranetics Corp. *	1,276	6,291
Spectrum Pharmaceuticals, Inc. *	1,304	9,976
Spherion Corp. *	1,603	6,604
St. Jude Medical, Inc. *	9,468	389,135
Stamps.com, Inc. *	581	4,927
Standard Parking Corp. *	524	8,536
Star Scientific, Inc. *	2,551	2,270
StarTek, Inc. *	575	4,612
Steiner Leisure, Ltd. *	440	13,433
StemCells, Inc. * (a)	2,451	4,167
Stereotaxis, Inc. *	1,375	5,335
STERIS Corp.	1,619	42,224
Stewart Enterprises, Inc., Class A (a)	2,683	12,932
Stonemor Partners LP	452	6,775
Strayer Education, Inc.	386	84,190
Stryker Corp.	10,926	434,199
Sucampo Pharmaceuticals, Inc. *	1,224	7,552
SuccessFactors, Inc. *	1,586	14,559
Sun Healthcare Group, Inc. *	1,274	10,753
Supergen, Inc. *	2,016	4,052
SUPERVALU, Inc.	5,881	76,159
SurModics, Inc. *	519	11,745
Symmetry Medical, Inc. *	1,095	10,205
Synovis Life Technologies, Inc. *	364	$7,560
Synta Pharmaceuticals Corp. * (a)	1,128	2,606
Sysco Corp.	16,223	364,693
Targacept, Inc. *	930	2,260
Team, Inc. *	565	8,854
Techne Corp.	1,035	66,043
Teekay Offshore Partners LP	908	12,839
Tejon Ranch Company *	488	12,927
TeleTech Holdings, Inc. *	1,836	27,815
Tenet Healthcare Corp. *	14,159	39,928
Tetra Tech, Inc. *	1,645	47,129
The Advisory Board Company *	502	12,901
The Coca-Cola Company	63,830	3,063,202
The Cooper Companies, Inc.	1,251	30,937
The Ensign Group, Inc.	555	7,898
The Female Health Company *	958	4,598
The Geo Group, Inc. *	1,426	26,495
The Great Atlantic & Pacific Tea Company, Inc. *	1,661	7,059
The Hackett Group, Inc. *	1,412	3,290
The Kroger Company	17,980	396,459
The Quigley Corp. *	543	2,025
The Scotts Company, Class A	1,784	62,529
The Standard Register Company	865	2,820
Theravance, Inc. *	1,722	25,210
Thoratec Corp. *	1,516	40,598
Ticketmaster Entertainment, Inc. *	1,623	10,420
TNS, Inc. *	728	13,650
TomoTherapy, Inc. *	2,050	5,638
Tootsie Roll Industries, Inc. (a)	1,587	36,009
Trans1, Inc. *	793	4,940
Transcend Services, Inc. *	304	4,818
TreeHouse Foods, Inc. *	857	24,656
Triple-S Management Corp. *	927	14,452
TrueBlue, Inc. *	1,228	10,315
Tupperware Brands Corp.	1,714	44,598
Tyson Foods, Inc., Class A	10,426	131,472
United Natural Foods, Inc. *	1,186	31,133
United Rentals, Inc. *	1,811	11,753
United Therapeutics Corp. *	648	53,998
UnitedHealth Group, Inc.	33,864	845,923
Universal Corp.	735	24,336
Universal Health Services, Inc., Class B	1,398	68,292
Universal Technical Institute, Inc. *	723	10,794
US Physical Therapy, Inc. *	456	6,726
USANA Health Sciences, Inc. *	444	13,200
Valassis Communications, Inc. *	1,756	10,729
Valeant Pharmaceuticals International * (a)	2,237	57,536
Varian Medical Systems, Inc. *	3,421	120,214
Vascular Solutions, Inc. *	568	4,442
VCA Antech, Inc. *	2,334	62,318
Vector Group, Ltd.	1,911	27,308
Vertex Pharmaceuticals, Inc. *	4,437	158,135
Viad Corp.	594	10,229
Vical, Inc. *	1,699	4,604
Village Super Market, Inc.	374	11,127

The accompanying notes are an integral part of the financial statements.

106

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
ViroPharma, Inc. *	2,188	$12,975
Virtual Radiologic Corp. *	584	5,274
Visa, Inc.	23,331	1,452,588
Vision-Sciences, Inc. *	1,645	1,513
VistaPrint, Ltd. * (a)	1,144	48,792
Vital Images, Inc. *	480	5,448
Vivus, Inc. *	2,092	12,719
Volcano Corp. *	1,303	18,216
Volt Information Sciences, Inc. *	717	4,496
Warner Chilcott, Ltd., Class A *	6,915	90,932
Watson Pharmaceuticals, Inc. *	2,867	96,589
Watson Wyatt Worldwide, Inc., Class A	1,153	43,272
WD-40 Company	513	14,877
Weight Watchers International, Inc.	2,170	55,921
Weis Markets, Inc.	743	24,905
WellCare Health Plans, Inc. *	1,172	21,670
WellPoint, Inc. *	13,720	698,211
West Pharmaceutical Services, Inc.	895	31,191
Western Union Company	19,810	324,884
Whole Foods Market, Inc. (a)	3,836	72,807
Winn-Dixie Stores, Inc. *	1,505	18,873
Wright Express Corp. *	1,081	27,533
Wright Medical Group, Inc. *	1,085	17,642
Wyeth	36,761	1,668,582
XenoPort, Inc. *	786	18,212
Young Innovations, Inc.	301	6,559
Zapata, Corp. *	878	5,979
Zimmer Holdings, Inc. *	6,209	264,503
Zoll Medical Corp. *	627	12,126
Zymogenetics, Inc. *	2,136	9,826

		67,532,368
Diversified - 0.07%
Icahn Enterprises LP	1,946	76,322
Information Services Group, Inc. *	1,370	4,124
Leucadia National Corp. * (a)	6,439	135,799
Resource America, Inc.	825	4,438

		220,683
Energy - 11.92%
Alliance Holdings GP LP	1,641	31,491
Alliance Resource Partners LP	995	32,337
Allis-Chalmers Energy, Inc. *	1,202	2,777
Alon USA Energy, Inc.	1,298	13,434
Alpha Natural Resources, Inc. *	1,952	51,279
Anadarko Petroleum Corp.	12,634	573,457
Apache Corp.	9,167	661,399
APCO Argentina, Inc.	857	16,480
Approach Resources, Inc. *	861	5,941
Arch Coal, Inc.	3,952	60,742
Arena Resources, Inc. *	1,044	33,251
Ascent Solar Technologies, Inc. *	683	5,341
Atlas America, Inc.	1,191	21,283
Atlas Energy Resources LLC	1,825	37,285
Atlas Pipeline Holdings LP	1,421	5,258
Atlas Pipeline Partners LP	1,466	11,669
ATP Oil & Gas Corp. * (a)	1,139	7,927
Atwood Oceanics, Inc. *	1,748	$43,543
Baker Hughes, Inc.	8,479	308,975
Basic Energy Services, Inc. *	1,218	8,319
Berry Petroleum Company, Class A	1,262	23,461
Bill Barrett Corp. *	1,255	34,462
BJ Services Company	8,052	109,749
Boardwalk Pipeline Partners LP	4,226	95,423
Boots & Coots, Inc. *	2,562	3,561
BP Prudhoe Bay Royalty Trust (a)	547	37,743
BPZ Energy, Inc. *	2,282	11,159
BreitBurn Energy Partners LP	1,549	11,896
Brigham Exploration Company *	1,717	5,992
Bronco Drilling Company, Inc. *	927	3,968
Buckeye GP Holdings LP	821	16,650
Buckeye Partners LP *	1,323	56,664
Cabot Oil & Gas Corp.	2,823	86,497
Cal Dive International, Inc. *	2,897	25,001
Calumet Specialty Products Partners LP *	953	14,771
Cameron International Corp. *	5,964	168,781
Carbo Ceramics, Inc. (a)	663	22,675
Carrizo Oil & Gas, Inc. *	934	16,018
Cheniere Energy Partners LP *	4,415	32,539
Cheniere Energy, Inc. *	1,624	4,775
Chesapeake Energy Corp.	16,736	331,875
Chevron Corp.	55,237	3,659,451
Cimarex Energy Company	2,295	65,040
Clayton Williams Energy, Inc. *	357	6,737
Clean Energy Fuels Corp. *	1,436	12,364
CMS Energy Corp.	6,117	73,893
CNX Gas Corp. *	4,154	109,126
Complete Production Services, Inc. *	2,264	14,399
Comstock Resources, Inc. *	1,261	41,676
Comverge, Inc. *	665	8,046
Concho Resources, Inc. *	2,311	66,303
ConocoPhillips Company	41,085	1,728,035
CONSOL Energy, Inc.	5,055	171,668
Contango Oil & Gas Company *	460	19,545
Continental Resources, Inc. *	4,631	128,510
Copano Energy LLC	1,352	21,700
Covanta Holding Corp. *	4,314	73,165
Cross Timbers Royalty Trust	242	6,026
Crosstex Energy LP *	1,819	5,693
Crosstex Energy, Inc.	1,750	7,280
Cubic Energy, Inc. *	2,531	2,733
CVR Energy, Inc. *	2,455	17,995
Dawson Geophysical Company *	276	8,239
DCP Midstream Partners LP	811	17,558
Delek US Holdings, Inc.	1,516	12,856
Delta Petroleum Corp. *	3,237	6,247
Denbury Resources, Inc. *	6,733	99,177
Devon Energy Corp.	12,228	666,426
Diamond Offshore Drilling, Inc. (a)	3,790	314,759
Dorchester Minerals LP *	835	19,071
Dresser-Rand Group, Inc. *	2,248	58,673
Dril-Quip, Inc. *	1,068	40,691
Duke Energy Corp.	34,509	503,486

The accompanying notes are an integral part of the financial statements.

107

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Duncan Energy Partners LP	608	$9,831
Eagle Rock Energy Partners LP	2,267	7,232
El Paso Corp.	19,530	180,262
Enbridge Energy Management LLC *	467	16,929
Enbridge Energy Partners LP *	3,155	121,720
Encore Aquisition Company *	1,474	45,473
Encore Energy Partners LP *	916	13,099
Endeavour International Corp. *	4,045	5,501
Energy Transfer Equity LP	6,153	156,102
Energy Transfer Partners LP	4,551	184,270
ENSCO International, Inc.	3,885	135,470
Entergy Corp.	5,217	404,422
Enterprise GP Holdings LP	3,859	96,977
Enterprise Products Partners LP	12,414	309,605
EOG Resources, Inc.	6,797	461,652
EQT Corp.	3,563	124,384
EV Energy Partner LP	480	9,058
Evergreen Energy, Inc. *	2,574	2,523
Evergreen Solar, Inc. *	4,655	10,101
Evolution Petroleum Corp. *	1,254	3,260
EXCO Resources, Inc. *	5,853	75,621
Exterran Holdings, Inc. *	1,806	28,968
Exterran Partners LP	655	9,026
Exxon Mobil Corp.	136,230	9,523,839
First Solar, Inc. *	2,235	362,338
Forest Oil Corp. *	2,722	40,612
Foundation Coal Holdings, Inc.	1,255	35,278
Frontier Oil Corp.	2,845	37,298
Fuelcell Energy, Inc. *	2,114	8,837
FX Energy, Inc. *	1,531	5,802
Genesis Energy LP	1,132	14,399
Georesources, Inc. *	522	5,324
Global Industries, Ltd. *	3,172	17,954
GMX Resources, Inc. *	635	6,756
Goodrich Petroleum Corp. *	1,032	25,377
Green Plains Renewable Energy, Inc. *	946	6,196
GreenHunter Energy, Inc. *	1,115	2,275
GT Solar International, Inc. * (a)	3,958	21,057
Gulf Islands Fabrication, Inc.	492	7,788
Gulfport Energy Corp. *	1,466	10,042
Halliburton Company	24,612	509,468
Harvest Natural Resources, Inc. *	1,360	5,998
Headwaters, Inc. *	1,293	4,344
Helix Energy Solutions Group, Inc. *	2,574	27,979
Helmerich & Payne, Inc.	2,857	88,196
Hercules Offshore, Inc. *	2,946	11,696
Hess Corp.	8,977	482,514
Hiland Holdings GP LP *	1,293	2,974
Hiland Partners LP	435	3,180
Holly Corp.	1,378	24,776
Holly Energy Partners LP *	512	16,256
Hornbeck Offshore Services, Inc. *	736	15,743
Hugoton Royalty Trust, SBI	1,174	16,953
International Coal Group, Inc. *	4,341	12,415
ION Geophysical Corp. *	3,090	7,941
James River Coal Company *	776	11,741
Key Energy Services, Inc. *	3,552	$20,460
Kinder Morgan Energy Partners LP	7,156	365,815
Kinder Morgan Management LLC *	2,453	110,802
Legacy Reserves LP	925	11,988
Linn Energy LLC	3,123	61,117
Lufkin Industries, Inc.	408	17,156
Magellan Midstream Holdings LP	1,723	36,149
Magellan Midstream Partners LP	1,809	62,881
Marathon Oil Corp.	19,555	589,192
Mariner Energy, Inc. *	2,562	30,103
Markwest Energy Partners LP *	1,617	29,429
Massey Energy Company	2,357	46,056
Matrix Service Company *	756	8,679
McMoran Exploration Company * (a)	2,081	12,403
Murphy Oil Corp.	5,222	283,659
Nabors Industries, Ltd. *	7,848	122,272
NATCO Group, Inc. *	581	19,127
National Fuel Gas Company	2,173	78,402
National Oilwell Varco, Inc. *	11,326	369,907
Natural Gas Services Group, Inc. *	399	5,307
Natural Resource Partners LP	1,756	36,964
Newfield Exploration Company *	3,635	118,755
Newpark Resources, Inc. *	2,634	7,507
Noble Energy, Inc.	4,686	276,333
Northern Oil And Gas, Inc. *	1,097	6,988
NuStar Energy LP *	1,474	79,640
NuStar GP Holdings LLC	1,181	27,281
Occidental Petroleum Corp.	22,299	1,467,497
Ocean Power Technologies, Inc. *	437	2,552
Oceaneering International, Inc. *	1,512	68,342
Oil States International, Inc. *	1,371	33,192
ONEOK Partners LP	2,493	114,154
Panhandle Oil and Gas, Inc.	298	5,850
Parallel Petroleum Corp. *	1,900	3,686
Parker Drilling Company *	3,343	14,509
Patriot Coal Corp. * (a)	2,184	13,934
Patterson-UTI Energy, Inc.	4,263	54,822
Peabody Energy Corp.	7,343	221,465
Penn Virginia Corp.	1,193	19,529
Penn Virginia GP Holdings LP	1,104	13,977
Penn Virginia Resource Partners LP	1,476	20,029
PetroHawk Energy Corp. *	7,541	168,164
Petroleum Development Corp. *	477	7,484
Petroquest Energy, Inc. * (a)	1,638	6,044
Pioneer Drilling Company *	1,558	7,463
Pioneer Natural Resources Company	3,268	83,334
Pioneer Southwest Energy Partners LP *	874	16,300
Plains All American Pipeline LP	3,327	141,564
Plains Exploration & Production Company *	2,986	81,697
Plug Power, Inc. * (a)	3,347	3,046
Precision Drilling Trust *	776	3,787
Pride International, Inc. *	4,745	118,910
PrimeEnergy Corp. *	97	3,474
Quantum Fuel Systems Technologies Worldwide, Inc. *	3,599	2,775
Questar Corp.	4,736	147,100

The accompanying notes are an integral part of the financial statements.

108

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Quicksilver Resources, Inc. * (a)	4,688	$43,552
RAM Energy Resources, Inc. *	2,776	2,224
Range Resources Corp.	4,239	175,537
Regency Energy Partners LP	2,280	33,197
Rex Energy Corp. *	1,131	6,447
Rosetta Resources, Inc. *	1,612	14,105
Rowan Companies, Inc.	3,093	59,757
RPC, Inc.	2,757	23,021
SandRidge Energy, Inc. *	4,726	40,266
Schlumberger, Ltd.	32,850	1,777,513
SEACOR Holdings, Inc. *	534	40,178
Smith International, Inc.	6,026	155,170
Southern Union Company	3,431	63,096
Southwestern Energy Company *	9,382	364,491
Spectra Energy Corp.	17,612	297,995
Spectra Energy Partners LP *	1,998	42,957
St. Mary Land & Exploration Company	1,746	36,439
Stone Energy Corp. *	1,304	9,676
SulphCo, Inc. * (a)	3,010	2,769
Sunoco Logistics Partners LP	770	41,749
Sunoco, Inc.	3,221	74,727
SunPower Corp., Class A * (a)	2,377	63,323
Superior Energy Services, Inc. *	2,156	37,234
Superior Well Services, Inc. *	805	4,790
Swift Energy Company *	947	15,768
Syntroleum Corp. *	1,920	4,243
T-3 Energy Services, Inc. *	409	4,871
Targa Resources Partners LP	1,386	19,224
TC Pipelines LP *	974	33,885
TEPPCO Partners LP	2,880	85,997
Tesco Corp. *	1,099	8,726
Tesoro Corp. (a)	3,752	47,763
TETRA Technologies, Inc. *	2,181	17,361
Tidewater, Inc.	1,379	59,118
Toreador Resources Corp. *	720	4,824
TransMontaigne Partners LP *	420	8,820
Ultra Petroleum Corp. *	4,174	162,786
Union Drilling, Inc. *	846	5,601
Unit Corp. *	1,305	35,979
VAALCO Energy, Inc. *	1,623	6,865
Valero Energy Corp.	14,222	240,210
Venoco, Inc. *	1,644	12,609
W&T Offshore, Inc.	2,221	21,633
Walter Energy, Inc.	1,507	54,614
Warren Resources, Inc. *	2,569	6,294
Western Gas Partners LP *	1,489	23,094
Western Refining, Inc. *	1,879	13,266
Westmoreland Coal Company *	363	2,940
Whiting Petroleum Corp. *	1,403	49,329
Williams Companies, Inc.	15,885	247,965
Williams Partners LP	1,495	27,000
Williams Pipeline Partners LP *	925	16,706
XTO Energy, Inc.	15,880	605,663
Zion Oil & Gas Inc *	377	4,004

		35,753,671
Financial - 14.76%
1st Source Corp.	701	$12,106
Abington Bancorp, Inc.	810	6,448
Acadia Realty Trust, REIT	975	12,724
Aetna, Inc.	12,698	318,085
Affiliated Managers Group, Inc. *	1,134	65,987
AFLAC, Inc.	12,850	399,507
Agree Realty Corp., REIT	265	4,857
Alexander’s, Inc., REIT *	141	38,014
Alexandria Real Estate Equities, Inc., REIT	1,074	38,438
Alleghany Corp. *	233	63,143
Alliance Financial Corp.	246	6,977
AllianceBernstein Holding LP *	2,444	49,100
Allied World Assurance Holdings, Ltd.	1,305	53,283
Allstate Corp.	14,772	360,437
AMB Property Corp., REIT	3,849	72,400
Ambac Financial Group, Inc. (a)	8,397	7,725
American Campus Communities, Inc., REIT	1,167	25,884
American Capital Agency Corp., REIT	476	10,934
American Equity Investment Life Holding Company	1,598	8,917
American Express Company	32,348	751,768
American Financial Group, Inc.	3,176	68,538
American International Group, Inc. (a)	74,459	86,372
American National Bankshares, Inc.	300	5,784
American National Insurance Company	730	55,173
American Physicians Capital, Inc.	264	10,338
American Physicians Service Group, Inc.	288	6,535
American Safety Insurance Holdings, Ltd. *	371	5,049
AmeriCredit Corp. *	3,691	50,013
Ameriprise Financial, Inc.	5,954	144,504
Ameris Bancorp	510	3,223
Amerisafe, Inc. *	527	8,200
Ames National Corp.	314	7,665
Ampal American Israel Corp. *	1,959	4,780
Amtrust Financial Services, Inc.	1,690	19,266
Annaly Capital Management, Inc., REIT	14,682	222,285
Anworth Mortgage Asset Corp., REIT	2,647	19,085
Aon Corp.	7,427	281,260
Apartment Investment & Management Company, Class A, REIT	3,356	29,701
Arch Capital Group, Ltd. *	1,632	95,603
Argo Group International Holdings, Ltd. *	860	24,269
Arrow Financial Corp.	316	8,532
Arthur J. Gallagher & Company	2,667	56,914
Ashford Hospitality Trust, Inc., REIT (a)	2,892	8,127
Aspen Insurance Holdings, Ltd.	2,213	49,438
Asset Acceptance Capital Corp. *	1,013	7,790
Associated Banc Corp.	3,499	43,738
Associated Estates Realty Corp., REIT	753	4,488
Assurant, Inc.	3,246	78,196
Assured Guaranty, Ltd.	2,514	31,123
Astoria Financial Corp.	2,714	23,286
Avalon Bay Communities, Inc., REIT	2,172	121,502
Avatar Holdings, Inc. *	286	5,197
Axis Capital Holdings, Ltd.	3,860	101,055
Baldwin & Lyons, Inc., Class B	486	9,574
BancFirst Corp.	440	15,215

The accompanying notes are an integral part of the financial statements.

109

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Bancorp Rhode Island, Inc.	354	$6,977
Bancorp, Inc. *	675	4,050
BancorpSouth, Inc. (a)	2,240	45,987
BancTrust Financial Group, Inc. (a)	606	1,818
Bank Mutual Corp.	1,455	12,688
Bank of America Corp.	176,547	2,330,420
Bank of Hawaii Corp.	1,291	46,257
Bank of Marin Bancorp	240	6,468
Bank of New York Mellon Corp.	31,378	919,689
Bank of the Ozarks, Inc.	487	10,534
BankFinancial Corp.	740	6,556
Banner Corp. (a)	779	2,976
BB&T Corp.	15,156	333,129
Beneficial Mutual Bancorp, Inc. *	2,344	22,502
Berkshire Hathaway, Inc., Class A *	42	3,780,000
Berkshire Hill Bancorp, Inc.	362	7,522
BGC Partners, Inc.	2,617	9,918
BioMed Realty Trust, Inc., REIT	2,264	23,161
BlackRock, Inc.	3,240	568,361
BOK Financial Corp.	1,864	70,217
Boston Private Financial Holdings, Inc.	1,998	8,951
Boston Properties, Inc., REIT	3,272	156,074
Brandywine Realty Trust, REIT	2,571	19,154
BRE Properties, Inc., Class A, REIT	1,409	33,478
Bridge Bancorp, Inc.	267	7,268
Broadpoint Gleacher Securities, Inc. *	2,275	12,695
Broadridge Financial Solutions, Inc.	3,855	63,916
Brookfield Properties Corp. REIT	10,887	86,769
Brookline Bancorp, Inc.	1,751	16,319
Brooklyn Federal Bancorp, Inc.	514	5,783
Brown & Brown, Inc.	3,874	77,209
Bryn Mawr Bank Corp.	315	5,944
Calamos Asset Management, Inc.	637	8,988
Camden National Corp.	254	8,644
Camden Property Trust, REIT	1,448	39,965
Cape Bancorp, Inc. *	610	5,264
Capital City Bank Group, Inc.	552	9,301
Capital Lease Funding, Inc., REIT	1,785	4,927
Capital One Financial Corp.	10,828	236,917
CapitalSource, Inc.	8,017	39,123
Capitol Bancorp, Ltd. (a)	595	1,577
Capitol Federal Financial	2,048	78,500
Capstead Mortage Corp., REIT	1,589	20,196
Cardinal Financial Corp.	896	7,016
Care Investment Trust, Inc., REIT	776	4,035
Cascade Bancorp (a)	1,115	1,572
Cass Information Systems, Inc.	265	8,676
Cathay General Bancorp	1,403	13,343
CB Richard Ellis Group, Inc. *	7,334	68,646
CBL & Associates Properties, Inc., REIT (a)	2,101	11,324
Cedar Shopping Centers, Inc., REIT	1,602	7,241
Center Bancorp, Inc.	724	5,901
Center Financial Corp.	808	2,036
Centerstate Banks of Florida, Inc.	446	3,309
Central Pacific Financial Corp.	916	3,435
Century Bancorp, Inc.	263	4,850
Charles Schwab Corp.	31,854	$558,719
Charter Financial Corp.	787	9,247
Chemical Financial Corp.	686	13,658
Chimera Investment Corp.	5,092	17,771
Chubb Corp.	9,756	389,069
CIGNA Corp.	7,472	180,000
Cincinnati Financial Corp.	4,481	100,150
CIT Group, Inc.	10,899	23,433
Citigroup, Inc. (a)	150,239	446,210
Citizens & Northern Corp.	302	6,212
Citizens Republic Banking Corp., Inc. *	3,894	2,765
Citizens, Inc., Class A * (a)	1,265	7,691
City Holding Company	491	14,907
City National Corp.	1,305	48,063
Clifton Savings Bancorp, Inc.	877	9,437
CME Group, Inc.	1,845	573,998
CNA Financial Corp.	7,518	116,303
CNA Surety Corp. *	1,221	16,471
CoBiz, Inc.	821	5,263
Cogdell Spencer, Inc., REIT	822	3,526
Cohen & Steers, Inc. (a)	1,193	17,835
Colonial Bancgroup, Inc. (a)	6,174	3,828
Colonial Properties Trust, REIT	1,450	10,730
Columbia Banking System, Inc.	644	6,588
Comerica, Inc.	4,166	88,111
Commerce Bancshares, Inc.	2,062	65,633
Community Bank Systems, Inc.	937	13,643
Community Trust Bancorp, Inc.	445	11,904
CompuCredit Holdings Corp. *	1,549	3,563
Conseco, Inc. *	5,282	12,518
Consolidated Tomoka Land Company	177	6,209
Corporate Office Properties Trust, REIT	1,403	41,150
Cousins Properties, Inc., REIT (a)	1,546	13,141
Crawford & Company, Class B *	1,517	7,282
Credit Acceptance Corp. *	865	18,900
Cullen Frost Bankers, Inc.	1,603	73,930
CVB Financial Corp. (a)	2,431	14,513
Danvers Bancorp, Inc.	519	6,981
DCT Industrial Trust, Inc., REIT	4,863	19,841
Delphi Financial Group, Inc.	1,324	25,725
Developers Diversified Realty Corp., REIT	3,693	18,022
Diamond Hill Investment Group, Inc. *	87	3,496
DiamondRock Hospitality Company, REIT	2,549	15,957
Digital Realty Trust, Inc., REIT	2,059	73,815
Dime Community Bancshares	1,101	10,030
Discover Financial Services	13,261	136,190
Donegal Group, Inc.	763	11,605
Doral Financial Corp. * (a)	2,191	5,478
Douglas Emmett, Inc., REIT	3,402	30,584
Duff & Phelps Corp.	993	17,656
Duke Realty Corp., REIT	4,082	35,799
DuPont Fabros Technology, Inc., REIT	983	9,260
Dynex Capital, Inc., REIT	638	5,232
E*TRADE Financial Corp. * (a)	15,198	19,453
East West Bancorp, Inc.	1,835	11,909
Eastern Insurance Holdings, Inc.	406	3,820

The accompanying notes are an integral part of the financial statements.

110

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
EastGroup Properties, Inc., REIT	696	$22,982
Eaton Vance Corp.	3,185	85,199
Education Realty Trust, Inc., REIT	1,109	4,758
eHealth, Inc. *	742	13,104
EMC Insurance Group, Inc.	414	8,615
Employers Holdings, Inc.	1,444	19,566
Encore Bancshares, Inc. *	370	2,683
Encore Capital Group, Inc. *	850	11,263
Endurance Specialty Holdings, Ltd.	1,535	44,975
Enstar Group, Ltd. *	372	21,892
Enterprise Financial Services Corp.	498	4,527
Entertainment Properties Trust, REIT	922	18,993
Epoch Holding Corp.	677	5,849
Equity Lifestyle Properties, Inc., REIT	681	25,320
Equity One, Inc., REIT (a)	2,124	28,164
Equity Residential, REIT	7,451	165,636
Erie Indemnity Company, Class A	1,443	51,602
ESB Financial Corp.	567	7,439
ESSA Bancorp, Inc.	535	7,313
Essex Property Trust, Inc., REIT	732	45,552
Evercore Partners, Inc.	344	6,756
Everest Re Group, Ltd.	1,680	120,238
Extra Space Storage, Inc., REIT	2,447	20,432
EZCORP, Inc., Class A *	1,395	15,038
F.N.B. Corp.	2,540	15,723
Farmers Capital Bank Corp.	259	6,519
FBL Financial Group, Inc., Class A	999	8,252
FBR Capital Markets Corp. *	1,923	9,038
FCStone Group, Inc. *	1,023	4,041
Federal Realty Investment Trust, REIT	1,601	82,484
Federated Investors, Inc., Class B	2,795	67,332
FelCor Lodging Trust, Inc., REIT	2,418	5,948
Fidelity National Financial, Inc., Class A	5,809	78,596
Fidelity National Information Services, Inc.	5,207	103,932
Fifth Third Bancorp	16,094	114,267
Financial Federal Corp.	757	15,556
Financial Institutions, Inc.	354	4,836
First Acceptance Corp. *	1,718	3,659
First American Corp.	2,540	65,811
First BanCorp (PR)	2,599	10,266
First Bancorp, Inc.	330	6,425
First Bancorp	510	7,997
First Busey Corp. (a)	1,133	8,328
First Citizens Bancshares, Inc.	288	38,491
First Clover Leaf Financial Corp.	630	4,473
First Commonwealth Financial Corp.	2,381	15,096
First Community Bancshares, Inc.	394	5,059
First Financial BanCorp	1,087	8,174
First Financial Bankshares, Inc. (a)	562	28,302
First Financial Corp.	375	11,843
First Financial Holdings, Inc.	471	4,427
First Financial Northwest, Inc.	707	5,529
First Horizon National Corp. *	5,884	70,613
First Industrial Realty Trust, Inc., REIT (a)	1,588	6,908
First Merchants Corp.	685	5,501
First Mercury Financial Corp.	544	7,491
First Midwest Bancorp, Inc.	1,437	$10,504
First Niagara Financial Group, Inc.	3,286	37,526
First of Long Island Corp.	263	6,086
First Place Financial Corp.	674	2,096
First Potomac Realty Trust, REIT	846	8,249
First South Bancorp, Inc.	361	4,188
FirstMerit Corp.	2,193	37,237
Flagstar Bancorp, Inc. *	3,731	2,537
Flagstone Reinsurance Holdings, Ltd.	2,430	25,029
Flushing Financial Corp.	852	7,966
Forest City Enterprises, Inc., Class A	2,942	19,417
Forestar Real Estate Group, Inc. *	1,002	11,904
Fortress Investment Group LLC, Class A *	11,360	38,851
Fox Chase Bancorp, Inc. *	566	5,428
FPIC Insurance Group, Inc. *	256	7,839
Franklin Resources, Inc.	6,459	465,113
Franklin Street Properties Corp., REIT	1,913	25,347
Frontier Financial Corp. (a)	1,854	2,243
Fulton Financial Corp.	4,878	25,414
GAMCO Investors, Inc., Class A	784	38,024
General Growth Properties, Inc., REIT	8,029	14,693
Genworth Financial, Inc., Class A	12,050	84,230
German American Bancorp	465	6,701
Getty Realty Corp., REIT	674	12,718
GFI Group, Inc.	3,319	22,370
Glacier Bancorp, Inc.	1,642	24,252
GLG Partners, Inc.	7,225	29,550
Glimcher Realty Trust, REIT	1,625	4,713
Great Southern Bancorp, Inc.	422	8,672
Greene County Bancshares, Inc.	471	2,110
Greenhill & Company, Inc.	722	52,136
Greenlight Capital Re, Ltd., Class A *	1,029	17,812
Guaranty Bancorp *	1,887	3,604
Hallmark Financial Services, Inc. *	757	5,413
Hampton Roads Bankshares, Inc.	828	6,831
Hancock Holding Company	883	28,689
Hanmi Financial Corp.	2,082	3,644
Hanover Insurance Group, Inc.	1,410	53,735
Harleysville Group, Inc.	805	22,717
Harleysville National Corp.	1,284	6,035
Hartford Financial Services Group, Inc.	8,987	106,676
Hatteras Financial Corp., REIT	960	27,446
HCC Insurance Holdings, Inc.	3,119	74,887
HCP, Inc., REIT	6,938	147,016
Health Care, Inc., REIT	3,011	102,675
Healthcare Realty Trust, Inc., REIT	1,607	27,046
Heartland Financial USA, Inc.	524	7,483
Heritage Commerce Corp.	481	1,789
Heritage Financial Group	580	4,971
Hersha Hospitality Trust, REIT	1,815	4,501
Highwoods Properties, Inc., REIT	1,726	38,611
Hilltop Holdings, Inc. *	1,582	18,778
Home Bancorp, Inc. *	417	4,979
Home Bancshares, Inc.	580	11,043
Home Federal Bancorp, Inc.	671	6,837
Home Properties, Inc., REIT	882	30,076

The accompanying notes are an integral part of the financial statements.

111

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Horace Mann Educators Corp.	1,144	$11,406
Hospitality Properties Trust, REIT	2,552	30,343
Host Hotels & Resorts, Inc., REIT	14,418	120,967
HRPT Properties Trust, REIT	6,261	25,420
Hudson City Bancorp, Inc.	14,327	190,406
Huntington Bancshares, Inc.	10,351	43,267
IBERIABANK Corp.	428	16,867
Independence Holding Company	588	3,740
Independent Bank Corp. (MI)	1,111	1,467
Independent Bank Corp.	725	14,283
Infinity Property & Casualty Corp.	422	15,386
Inland Real Estate Corp., REIT	1,913	13,391
Integra Bank Corp.	933	1,073
Interactive Brokers Group, Inc. *	1,129	17,533
IntercontinentalExchange, Inc. *	1,986	226,881
International Assets Holding Corp. *	341	5,071
International Bancshares Corp. (a)	2,001	20,630
Invesco, Ltd.	10,675	190,228
Investment Technology Group, Inc. *	1,199	24,448
Investors Bancorp, Inc. *	3,533	32,359
Investors Real Estate Trust, SBI, REIT	1,653	14,695
IPC Holdings, Ltd.	1,263	34,530
iStar Financial, Inc., REIT (a)	2,976	8,452
Janus Capital Group, Inc.	4,393	50,080
Jefferies Group, Inc. *	4,462	95,174
JMP Group, Inc.	758	5,829
Jones Lang LaSalle, Inc.	957	31,323
JPMorgan Chase & Company	102,910	3,510,260
Kansas City Life Insurance Company	327	8,800
KBW, Inc. *	910	26,172
Kearny Financial Corp.	2,002	22,903
KeyCorp	13,666	71,610
K-Fed Bancorp	704	6,463
Kilroy Realty Corp., REIT	932	19,143
Kimco Realty Corp., REIT	7,316	73,526
Kite Realty Group Trust, REIT	1,446	4,222
KKR Financial Holdings LLC	4,934	4,589
Knight Capital Group, Inc. *	2,488	42,420
LaBranche & Company, Inc. *	1,750	7,525
Ladenburg Thalmann Financial Services, Inc. *	4,802	2,593
Lakeland Bancorp, Inc.	793	7,129
Lakeland Financial Corp.	379	7,201
LaSalle Hotel Properties, REIT	1,263	15,585
Lazard, Ltd., Class A	2,070	55,724
Legacy Bancorp, Inc.	480	5,328
Legg Mason, Inc.	3,900	95,082
Lexington Corporate Property Trust, REIT	2,953	10,040
Liberty Property Trust, REIT	2,668	61,471
Life Partners Holdings, Inc.	430	6,097
Lincoln National Corp.	7,077	121,795
Loews Corp.	11,992	328,581
LTC Properties, Inc., REIT	629	12,863
M&T Bank Corp. (a)	3,192	162,569
Macatawa Bank Corp. *	719	2,028
Mack-Cali Realty Corp., REIT	1,789	40,789
Maiden Holdings, Ltd.	1,720	11,283
MainSource Financial Group, Inc.	643	$4,771
Markel Corp. *	272	76,622
MarketAxess Holdings, Inc. *	994	9,473
Marsh & McLennan Companies, Inc.	14,069	283,209
Marshall & Ilsley Corp. (a)	7,200	34,560
MasterCard, Inc., Class A	3,585	599,806
Max Capital Group, Ltd.	1,558	28,761
MB Financial, Inc.	1,020	10,394
MBIA, Inc. *	7,573	32,791
Meadowbrook Insurance Group, Inc.	1,693	11,055
Medallion Financial Corp.	643	4,919
Medical Properties Trust, Inc., REIT	2,228	13,524
Mercantile Bancorp. *	465	2,213
Mercer Insurance Group, Inc.	327	5,199
Merchants Bancshares, Inc.	309	6,857
Mercury General Corp.	1,503	50,245
Meridian Interstate Bancorp, Inc. *	801	5,967
MetLife, Inc.	21,869	656,289
Metro Bancorp, Inc. *	240	4,622
MF Global, Ltd. *	3,357	19,907
MFA Mortgage Investments, Inc., REIT	5,970	41,312
MGIC Investment Corp.	3,819	16,804
Mid-America Apartment Communities, Inc., REIT	774	28,414
MidSouth Bancorp, Inc.	329	5,527
Midwest Banc Holdings, Inc.	2,390	1,769
MidWestOne Financial Group, Inc.	390	3,046
Mission West Properties, Inc., REIT	754	5,150
Monmouth Real Estate Investment Corp.	824	4,829
Montpelier Re Holdings, Ltd.	2,512	33,384
Morgan Stanley	29,630	844,751
Nara Bancorp, Inc.	1,068	5,532
NASB Financial, Inc.	243	6,950
NASDAQ OMX Group, Inc. *	5,529	117,823
National Financial Partners Corp.	1,204	8,813
National Health Investments, Inc., REIT	758	20,246
National Interstate Corp.	566	8,592
National Penn Bancshares, Inc.	2,261	10,423
National Retail Properties, Inc., REIT	2,109	36,591
National Western Life Insurance Company, Class A	104	12,142
Nationwide Health Properties, Inc., REIT	2,782	71,609
Navigators Group, Inc. *	477	21,193
NBT Bancorp, Inc.	906	19,669
Nelnet, Inc., Class A *	1,417	19,257
New York Community Bancorp, Inc. (a)	9,489	101,437
NewAlliance Bancshares, Inc.	2,954	33,971
NewStar Financial, Inc. *	1,595	3,046
Northeast Community Bancorp, Inc.	705	5,718
Northern Trust Corp.	6,143	329,756
Northfield Bancorp, Inc.	1,319	15,327
NorthStar Realty Finance Corp., REIT (a)	1,891	5,352
Northwest Bancorp, Inc.	1,427	26,913
NYMAGIC, Inc.	350	4,858
NYSE Euronext	7,144	194,674
OceanFirst Financial Corp.	500	5,985

The accompanying notes are an integral part of the financial statements.

112

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Och-Ziff Capital Management Group LLC.,
Class A	9,884	$88,066
Ocwen Financial Corp. *	1,754	22,749
Odyssey Re Holdings Corp.	1,646	65,807
Old National Bancorp	1,849	18,157
Old Republic International Corp.	6,343	62,479
Old Second Bancorp, Inc. (a)	554	3,269
OMEGA Healthcare Investors, Inc., REIT	2,209	34,284
One Liberty Properties, Inc., REIT	23	132
OneBeacon Insurance Group, Ltd.	2,720	31,797
optionsXpress Holdings, Inc.	1,691	26,261
Oriental Financial Group, Inc.	760	7,372
Oritani Financial Corp. *	1,080	14,807
Pacific Capital Bancorp	1,417	3,032
Pacific Continental Corp.	450	5,459
PacWest Bancorp	796	10,475
Park National Corp.	392	22,140
Parkway Properties, Inc., REIT	511	6,643
PartnerRe, Ltd.	1,471	95,541
Peapack Gladstone Financial Corp.	291	5,613
Penns Woods Bancorp, Inc.	216	6,294
Pennsylvania Real Estate Investment Trust, REIT (a)	1,219	6,095
Penson Worldwide, Inc. *	779	6,972
Peoples Bancorp, Inc.	349	5,950
Peoples Financial Corp.	352	6,688
People’s United Financial, Inc.	9,443	142,023
Phoenix Companies, Inc. *	3,396	5,671
PICO Holdings, Inc. *	528	15,154
Pinnacle Financial Partners, Inc. *	670	8,924
Piper Jaffray Companies, Inc. *	532	23,232
Platinum Underwriters Holdings, Ltd.	1,431	40,912
PMA Capital Corp., Class A *	1,136	5,169
PMI Group, Inc.	3,469	6,869
PNC Financial Services Group, Inc.	11,803	458,074
Pope Resources LP, REIT *	223	5,042
Popular, Inc. (a)	8,037	17,681
Portfolio Recovery Associates, Inc. *	462	17,893
Post Properties, Inc., REIT	1,269	17,055
PremierWest Bancorp	866	2,936
Presidential Life Corp.	876	6,631
Primus Guaranty, Ltd. *	1,443	3,405
Principal Financial Group, Inc.	7,137	134,461
PrivateBancorp, Inc.	960	21,350
ProAssurance Corp. *	919	42,467
Progressive Corp. *	18,679	282,240
ProLogis, REIT	7,344	59,193
Prosperity Bancshares, Inc.	1,262	37,645
Protective Life Corp.	1,981	22,663
Provident Financial Services, Inc.	1,700	15,470
Provident New York Bancorp	1,205	9,785
Prudential Bancorp, Inc., of Pennsylvania	464	5,480
Prudential Financial, Inc.	11,774	438,228
PS Business Parks, Inc., REIT	567	27,465
Public Storage, Inc., REIT	4,665	305,464
Pzena Investment Management, Inc.	2,190	16,600
Radian Group, Inc.	2,428	6,604
RAIT Financial Trust, REIT	2,020	$2,767
Ramco-Gershenson Properties Trust, REIT	616	6,166
Raymond James Financial, Inc. (a)	3,353	57,705
Reading International, Inc. *	1,170	5,324
Realty Income Corp., REIT (a)	2,817	61,749
Redwood Trust, Inc., REIT	1,599	23,601
Regency Centers Corp., REIT	1,902	66,399
Regions Financial Corp.	19,246	77,754
Reinsurance Group of America, Inc.	1,696	59,207
RenaissanceRe Holdings, Ltd.	1,653	76,931
Renasant Corp.	644	9,673
Republic Bancorp, Inc., Class A	592	13,373
Republic First Bancorp, Inc. *	449	3,502
Resource Capital Corp., REIT	804	2,573
Riskmetrics Group, Inc. *	1,704	30,093
RLI Corp.	583	26,118
Rockville Financial, Inc.	681	7,457
Roma Financial Corp.	982	12,511
S & T Bancorp, Inc.	786	9,558
S.Y. Bancorp, Inc.	393	9,499
Safety Insurance Group, Inc.	465	14,210
Sanders Morris Harris Group, Inc.	1,005	5,528
Sandy Spring Bancorp, Inc.	538	7,909
Santander Bancorp *	1,364	9,493
Saul Centers, Inc., REIT	535	15,820
SCBT Financial Corp.	357	8,457
SeaBright Insurance Holdings, Inc. *	669	6,777
Seacoast Banking Corp. of Florida	814	1,978
SEI Investments Company	5,357	96,640
Selective Insurance Group, Inc.	1,509	19,270
Senior Housing Properties Trust, REIT	3,272	53,399
Shore Bancshares, Inc.	278	4,987
Sierra Bancorp	332	4,193
Signature Bank *	970	26,306
Simmons First National Corp., Class A	411	10,982
Simon Property Group, Inc., REIT	6,610	339,952
SL Green Realty Corp., REIT	1,615	37,048
SLM Corp. *	12,962	133,120
Smithtown Bancorp, Inc.	431	5,512
South Financial Group, Inc.	2,863	3,407
Southern Community Financial Corp.	937	2,539
Southside Bancshares, Inc.	456	10,429
Southwest Bancorp, Inc.	529	5,163
Sovran Self Storage, Inc., REIT	635	15,621
Stancorp Financial Group, Inc.	1,349	38,689
State Auto Financial Corp.	1,127	19,723
State Bancorp, Inc.	525	3,969
State Street Corp.	11,905	561,916
StellarOne Corp.	681	8,819
Sterling Bancorp	601	5,018
Sterling Bancshares, Inc.	2,135	13,515
Sterling Financial Corp. (a)	1,642	4,778
Stewart Information Services Corp.	507	7,225
Stifel Financial Corp. *	689	33,134
Strategic Hotel & Resorts, Inc., REIT	2,900	3,219
Stratus Properties, Inc. *	288	1,829

The accompanying notes are an integral part of the financial statements.

113

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Student Loan Corp.	571	$21,241
Suffolk Bancorp	296	7,589
Sun Bancorp, Inc., New Jersey *	870	4,507
Sun Communities, Inc., REIT	589	8,116
Sunstone Hotel Investors, Inc., REIT	1,694	9,063
SunTrust Banks, Inc.	9,774	160,782
Susquehanna Bancshares, Inc.	2,416	11,814
SVB Financial Group *	921	25,070
SWS Group, Inc.	740	10,338
Synovus Financial Corp.	9,187	27,469
T. Rowe Price Group, Inc. (a)	7,153	298,066
Tanger Factory Outlet Centers, Inc., REIT	857	27,793
Taubman Centers, Inc., REIT	1,495	40,156
TCF Financial Corp.	3,598	48,105
TD Ameritrade Holding Corp. *	16,987	297,952
Texas Capital Bancshares, Inc. *	906	14,016
TF Financial Corp.	171	3,015
TFS Financial Corp.	8,512	90,397
The Blackstone Group LP	7,313	77,079
The First Marblehead Corp. *	3,140	6,343
The Goldman Sachs Group, Inc.	12,731	1,877,059
The Macerich Company, REIT (a)	2,212	38,953
The St. Joe Company * (a)	2,538	67,232
The Travelers Companies, Inc.	16,070	659,513
Thomas Weisel Partners Group, Inc. *	884	5,322
Tompkins Trustco, Inc.	290	13,906
Torchmark Corp.	2,334	86,451
Tower Group, Inc.	1,115	27,630
TowneBank/Portsmouth VA	688	9,632
Tradestation Group, Inc. *	1,257	10,634
Transatlantic Holdings, Inc.	1,830	79,294
Trico Bancshares	438	6,789
TrustCo Bank Corp., NY	2,219	13,114
Trustmark Corp.	1,569	30,313
U.S. Bancorp	47,617	853,297
U.S. Global Investors, Inc.	554	5,130
UCBH Holdings, Inc. (a)	3,352	4,224
UDR, Inc., REIT	3,767	38,913
UMB Financial Corp.	1,129	42,913
Umpqua Holdings Corp.	1,705	13,231
Union Bankshares Corp.	416	6,228
United America Indemnity, Ltd. *	1,307	6,261
United Bankshares, Inc. (a)	1,203	23,507
United Capital Corp. *	279	5,111
United Community Banks, Inc. * (a)	1,513	9,060
United Community Financial Corp. *	1,263	1,377
United Financial Bancorp, Inc.	563	7,781
United Fire & Casualty Company	756	12,965
United Security Bancshares, Inc.	281	6,154
United Security Bancshares (a)	468	2,359
Unitrin, Inc.	1,767	21,239
Universal American Financial Corp. *	1,865	16,263
Universal Health Realty Income Trust, REIT	329	10,370
Universal Insurance Holdings, Inc.	1,237	6,210
Univest Corp. of Pennsylvania	404	8,185
Unum Group	9,084	144,072
Urstadt Biddle Properties, Inc., REIT	678	$9,546
U-Store-It Trust, REIT	2,080	10,192
UTEK Corp. * (a)	595	2,255
Validus Holdings, Ltd. (a)	2,008	44,136
Valley National Bancorp (a)	3,904	45,677
Ventas, Inc., REIT	3,925	117,201
ViewPoint Financial Group	843	12,839
Virginia Commerce Bancorp, Inc. *	1,119	2,574
Vornado Realty Trust, REIT	4,352	195,971
W. P. Carey & Company LLC	1,116	27,878
W.R. Berkley Corp.	4,408	94,640
Waddell & Reed Financial, Inc., Class A	2,346	61,864
Walter Investment Management Corp., REIT *	526	6,985
Washington Federal, Inc.	2,497	32,461
Washington Real Estate Investment Trust, REIT (a)	1,443	32,280
Washington Trust Bancorp, Inc.	509	9,075
Waterstone Financial, Inc. *	1,734	5,150
Webster Financial Corp.	1,612	12,977
Weingarten Realty Investors, REIT	2,422	35,143
Wells Fargo & Company	116,859	2,834,999
WesBanco, Inc.	752	10,934
Wesco Financial Corp.	198	57,618
West Bancorp.	620	3,100
WestAmerica Bancorp	793	39,341
Western Alliance Bancorp *	1,282	8,769
Westfield Financial, Inc.	1,024	9,277
Westwood Holdings Group, Inc.	204	8,529
White Mountains Insurance Group, Ltd.	247	56,541
Whitney Holding Corp.	1,822	16,690
Wilmington Trust Corp.	1,896	25,899
Wilshire Bancorp, Inc.	956	5,497
Winthrop Realty Trust, REIT	587	5,242
Wintrust Financial Corp.	736	11,835
World Acceptance Corp. * (a)	504	10,035
WSFS Financial Corp.	227	6,199
XL Capital, Ltd., Class A (a)	9,161	104,985
Yadkin Valley Financial Corp.	415	2,868
Zenith National Insurance Corp.	1,011	21,979
Zions Bancorp	3,214	37,154

		44,302,029
Industrial - 10.36%
3M Company	19,249	1,156,865
A. M. Castle & Company	676	8,166
A.O. Smith Corp.	837	27,261
Aaon, Inc.	511	10,179
AAR Corp. *	1,095	17,575
Actuant Corp., Class A	1,617	19,727
Acuity Brands, Inc.	1,117	31,332
Advanced Battery Technologies, Inc. * (a)	1,738	6,987
Advanced Energy Industries, Inc. *	1,204	10,824
Aecom Technology Corp. *	2,863	91,616
AEP Industries, Inc. *	248	6,545
Aerovironment, Inc. *	594	18,331
AGCO Corp. *	2,509	72,937
Aircastle, Ltd.	2,188	16,082

The accompanying notes are an integral part of the financial statements.

114

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Alamo Group, Inc.	343	$3,464
Albany International Corp., Class A	951	10,822
Alexander & Baldwin, Inc.	1,154	27,050
Alliant Techsystems, Inc. *	899	74,042
Altra Holdings, Inc. *	1,027	7,692
AMERCO, Inc. *	553	20,544
American Commercial Lines, Inc. *	399	6,176
American Ecology Corp.	563	10,089
American Railcar Industries, Inc.	738	6,096
American Science & Engineering, Inc.	248	17,142
American Superconductor Corp. *	1,208	31,710
Ameron International Corp.	258	17,296
AMETEK, Inc.	2,921	101,008
Ampco-Pittsburgh Corp.	311	7,293
Amphenol Corp., Class A	4,826	152,695
Analogic Corp.	385	14,226
Apogee Enterprises, Inc.	791	9,729
Applied Industrial Technologies, Inc.	1,191	23,463
AptarGroup, Inc.	1,883	63,589
Argan, Inc. *	425	6,005
Argon ST, Inc. *	610	12,548
Arkansas Best Corp.	705	18,577
Armstrong World Industries, Inc. *	1,604	26,450
Arrow Electronics, Inc. *	3,294	69,965
Astec Industries, Inc. *	603	17,903
Astronics Corp. *	363	3,772
Atlas Air Worldwide Holdings, Inc. *	611	14,169
Avnet, Inc. *	4,107	86,370
AVX Corp.	4,779	47,455
Axsys Technologies, Inc. *	315	16,897
AZZ, Inc. *	360	12,388
Badger Meter, Inc.	413	16,933
Baldor Electric Company	1,290	30,689
Ball Corp.	2,581	116,558
Barnes Group, Inc.	1,536	18,263
BE Aerospace, Inc. *	2,788	40,036
Bel Fuse, Inc., Class B	386	6,191
Belden, Inc.	1,319	22,027
Bemis Company, Inc.	2,702	68,090
Benchmark Electronics, Inc. *	1,831	26,366
Black & Decker Corp.	1,649	47,260
Blount International, Inc. *	1,452	12,502
Boeing Company	20,209	858,882
Briggs & Stratton Corp.	1,338	17,849
Brinks Company	1,254	36,404
Brink’s Home Security Holdings, Inc. *	1,256	35,557
Bristow Group, Inc. *	817	24,208
Bucyrus International, Inc., Class A	2,064	58,948
Builders FirstSource, Inc. * (a)	1,331	5,537
Burlington Northern Santa Fe Corp.	9,339	686,790
Bway Holding Company *	619	10,851
C & D Technologies, Inc. *	950	1,900
C.H. Robinson Worldwide, Inc.	4,646	242,289
CAI International, Inc. *	810	4,131
Calgon Carbon Corp. *	1,497	20,793
Capital Product Partners LP	871	7,856
Capstone Turbine Corp. *	5,555	$4,611
Carlisle Companies, Inc.	1,689	40,604
Cascade Corp.	322	5,065
Caterpillar, Inc.	16,570	547,473
Celadon Group, Inc. *	732	6,141
Ceradyne, Inc. *	743	13,121
Chart Industries, Inc. *	877	15,944
Checkpoint Systems, Inc. *	1,171	18,373
Circor International, Inc.	491	11,592
Clarcor, Inc.	1,400	40,866
Clean Harbors, Inc. *	644	34,770
Cognex Corp.	1,145	16,179
Coherent, Inc. *	733	15,158
Colfax Corp. *	1,310	10,113
Columbus McKinnon Corp. *	576	7,286
Comfort Systems USA, Inc.	1,100	11,275
Commercial Metals Company	3,091	49,549
Con-way, Inc.	1,284	45,338
Cooper Industries, Ltd., Class A	8,617	267,558
Crane Company	1,689	37,682
Crown Holdings, Inc. *	4,383	105,806
CSX Corp.	11,003	381,034
CTS Corp.	1,164	7,624
Cubic Corp.	759	27,165
Cummins, Inc.	5,617	197,775
Curtiss-Wright Corp.	1,243	36,954
Cymer, Inc. *	818	24,319
Daktronics, Inc. (a)	1,228	9,456
Danaher Corp.	8,711	537,817
Darling International, Inc. *	2,379	15,701
DDi Corp. *	999	4,525
Deere & Company	11,588	462,941
DHT Maritime, Inc.	1,175	6,122
Dionex Corp. *	513	31,308
Dolby Laboratories, Inc., Class A *	3,091	115,232
Donaldson Company, Inc.	2,125	73,610
Dover Corp.	5,114	169,222
Drew Industries, Inc. *	629	7,655
Ducommun, Inc.	360	6,764
DXP Enterprises, Inc. *	385	4,416
Dycom Industries, Inc. *	1,168	12,930
Dynamex, Inc. *	358	5,510
Dynamic Materials Corp.	370	7,134
Eagle Bulk Shipping, Inc. (a)	1,386	6,500
Eagle Materials, Inc.	1,188	29,985
Eastman Kodak Company	7,584	22,449
Eaton Corp.	4,508	201,102
Electro Scientific Industries, Inc. *	929	10,386
EMCOR Group, Inc. *	1,782	35,854
Emerson Electric Company	20,802	673,985
Encore Wire Corp.	643	13,728
Ener1, Inc. * (a)	3,206	17,505
Energizer Holdings, Inc. *	1,605	83,845
Energy Conversion Devices, Inc. * (a)	1,280	18,112
Energy Recovery, Inc. *	1,460	10,337
EnergySolutions, Inc.	2,481	22,825

The accompanying notes are an integral part of the financial statements.

115

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Enersys *	1,373	$24,975
ENGlobal Corp. *	813	4,000
EnPro Industries, Inc. *	575	10,356
ESCO Technologies, Inc. *	711	31,853
Esterline Technologies Corp. *	828	22,414
Excel Maritime Carriers, Ltd. (a)	1,294	8,709
Expeditors International of Washington, Inc.	5,850	195,039
FARO Technologies, Inc. *	531	8,246
Federal Signal Corp.	1,455	11,131
FedEx Corp.	8,562	476,218
FEI Company *	1,069	24,480
Flanders Corp. *	918	5,609
FLIR Systems, Inc. *	3,841	86,653
Flow International Corp. *	1,391	3,269
Flowserve Corp.	1,557	108,694
Fluor Corp.	4,991	255,988
FMC Technologies, Inc. *	3,433	129,012
Forward Air Corp.	836	17,823
Franklin Electric, Inc.	662	17,159
Freightcar America, Inc.	369	6,203
Fuel Tech, Inc. *	720	6,984
Gardner Denver, Inc. *	1,442	36,295
Garmin, Ltd.	5,588	133,106
GATX Corp.	1,354	34,825
Genco Shipping & Trading, Ltd. (a)	884	19,200
GenCorp, Inc. *	2,157	4,120
General Cable Corp. *	1,469	55,205
General Dynamics Corp.	10,743	595,055
General Electric Company	291,279	3,413,790
General Maritime Corp.	2,179	21,550
Genesee & Wyoming, Inc., Class A *	1,013	26,855
GenTek, Inc. *	343	7,659
Gentex Corp.	3,875	44,950
Gerber Scientific, Inc. *	849	2,122
Goodrich Corp.	3,375	168,649
Gorman-Rupp Company	488	9,843
GP Strategies Corp. *	781	4,600
Graco, Inc.	1,690	37,214
GrafTech International, Ltd. *	3,328	37,640
Graham Corp.	322	4,283
Granite Construction, Inc.	1,031	34,312
Graphic Packaging Holding Company *	10,338	18,919
Greatbatch, Inc. *	638	14,425
Greenbrier Company, Inc.	617	4,436
Greif, Inc., Class A	1,273	56,292
Griffon Corp. *	1,664	13,844
GulfMark Offshore, Inc. *	708	19,541
Harsco Corp.	2,323	65,741
Hawk Corp., Class A *	341	4,723
Haynes International, Inc. *	347	8,224
Heartland Express, Inc.	2,599	38,257
HEICO Corp., Class A	758	22,179
Heritage-Crystal Clean, Inc. *	382	4,641
Herley Industries, Inc. *	450	4,936
Hexcel Corp. *	2,716	25,883
Honeywell International, Inc.	20,265	636,321
Horizon Lines, Inc.	1,058	$4,084
Hub Group, Inc., Class A *	1,052	21,713
Hubbell, Inc., Class B	1,545	49,533
Hurco Companies, Inc. *	228	3,564
ICx Technologies, Inc. * (a)	1,119	6,714
IDEX Corp.	2,276	55,921
II-VI, Inc. *	872	19,332
Illinois Tool Works, Inc.	14,062	525,075
Ingersoll-Rand PLC *	8,771	183,314
Innovative Solutions & Support, Inc. *	653	2,919
Insituform Technologies, Inc., Class A *	1,011	17,157
Insteel Industries, Inc. (a)	537	4,425
Integrated Electrical Services, Inc. *	455	3,554
Interline Brands, Inc. *	979	13,393
Intermec, Inc. *	1,761	22,717
International Shipholding Corp.	238	6,416
Intevac, Inc. *	761	6,628
iRobot Corp. *	818	10,618
Itron, Inc. *	941	51,821
ITT Corp.	4,978	221,521
J.B. Hunt Transport Services, Inc.	3,445	105,176
Jabil Circuit, Inc.	5,912	43,867
Jacobs Engineering Group, Inc. *	3,367	141,717
John Bean Technologies Corp.	797	9,978
Joy Global, Inc.	2,802	100,087
Kadant, Inc. *	468	5,284
Kaman Corp., Class A	747	12,475
Kansas City Southern *	2,551	41,097
Kaydon Corp.	947	30,834
KBR, Inc.	4,459	82,224
Keithley Instruments, Inc.	732	2,928
Kennametal, Inc.	2,031	38,955
Kirby Corp. *	1,485	47,208
KLA-Tencor Corp.	4,622	116,705
Knight Transportation, Inc. (a)	2,318	38,363
Koppers Holdings, Inc.	612	16,138
Kratos Defense & Security Solutions, Inc. *	4,305	3,831
K-Sea Transportation Partners LP	482	9,452
K-Tron International, Inc. *	94	7,490
L.B. Foster Company *	310	9,322
L-1 Identity Solutions, Inc. *	2,454	18,994
LaBarge, Inc. *	492	4,561
Ladish Company, Inc. *	564	7,315
Lancaster Colony Corp.	776	34,198
Landstar Systems, Inc.	1,419	50,956
Lawson Products, Inc.	337	4,789
Layne Christensen Company *	553	11,309
Leggett & Platt, Inc.	4,239	64,560
Lennox International, Inc.	1,519	48,775
Lincoln Electric Holdings, Inc.	1,191	42,924
Lindsay Corp.	368	12,181
Littelfuse, Inc. *	705	14,072
LMI Aerospace, Inc. *	374	3,785
Lockheed Martin Corp.	11,029	889,489
LoJack Corp. *	777	3,256
LSB Industries, Inc. *	629	10,171

The accompanying notes are an integral part of the financial statements.

116

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PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
LSI Industries, Inc.	780	$4,251
Lydall, Inc. *	750	2,550
Manitowoc Company, Inc.	3,683	19,373
Marten Transport, Ltd. *	604	12,539
Martin Marietta Materials, Inc. (a)	1,125	88,740
Martin Midstream Partners LP *	438	9,040
Masco Corp.	10,060	96,375
Matthews International Corp., Class A	872	27,137
McDermott International, Inc. *	6,257	127,080
Measurement Specialties, Inc. *	680	4,794
Metalico, Inc. *	1,307	6,091
Methode Electronics, Inc.	1,251	8,782
Metropolitan Pro Corp.	518	5,605
Mettler-Toledo International, Inc. *	927	71,518
Michael Baker Corp. *	244	10,336
Middleby Corp. *	517	22,707
Mine Safety Appliances Company	1,019	24,558
Molex, Inc.	4,788	74,453
Moog, Inc., Class A *	1,201	30,998
Mueller Industries, Inc.	1,020	21,216
Mueller Water Products, Inc.	3,212	12,013
Multi-Fineline Electronix, Inc. *	701	15,001
Myers Industries, Inc.	1,042	8,669
MYR Group, Inc. *	563	11,384
NACCO Industries, Inc., Class A	245	7,036
Nalco Holding Company	3,821	64,346
National Instruments Corp.	2,167	48,888
Navios Maritime Partners LP	653	6,530
NCI Building Systems, Inc. *	691	1,824
Nordson Corp.	967	37,384
Norfolk Southern Corp.	10,074	379,488
Northrop Grumman Corp.	9,000	411,120
Northwest Pipe Company *	260	9,038
NVE Corp. *	141	6,853
Old Dominion Freight Lines, Inc. *	1,026	34,443
Omega Flex, Inc. *	322	4,881
Orbital Sciences Corp., Class A *	1,668	25,304
Orion Energy Systems, Inc. *	825	3,094
Orion Marine Group, Inc. *	575	10,925
OSG America LP	906	6,061
OSI Systems, Inc. *	502	10,467
Overseas Shipholding Group, Inc.	747	25,428
Owens Corning, Inc. *	3,578	45,727
Owens-Illinois, Inc. *	4,604	128,958
OYO Geospace Corp. *	249	6,389
Pacer International, Inc.	1,129	2,518
Packaging Corp. of America	2,809	45,506
Pactiv Corp. *	3,589	77,881
Pall Corp.	3,273	86,931
Park Electrochemical Corp.	598	12,875
Parker-Hannifin Corp.	4,436	190,571
Patriot Transportation Holding, Inc. *	101	7,366
Pentair, Inc.	2,750	70,455
PerkinElmer, Inc.	3,283	57,124
Perma-Fix Environmental Services, Inc. *	1,860	4,501
PHI, Inc. *	497	8,519
Plexus Corp. *	1,143	$23,386
PMFG, Inc. *	477	4,202
Polypore International, Inc. *	1,261	14,022
Portec Rail Products, Inc.	522	5,142
Powell Industries, Inc. *	330	12,233
Power-One, Inc. *	3,350	4,991
PowerSecure International, Inc. *	687	2,927
Precision Castparts Corp.	3,832	279,851
Presstek, Inc. *	1,315	1,828
Pure Cycle Corp. *	996	3,586
Quanex Building Products Corp.	1,078	12,095
Raser Technologies, Inc. * (a)	1,866	5,225
Raven Industries, Inc.	511	13,082
Raytheon Company	11,463	509,301
RBC Bearings, Inc. *	644	13,170
Regal-Beloit Corp.	874	34,715
Republic Services, Inc.	10,406	254,010
Research Frontiers, Inc. *	623	2,230
Robbins & Myers, Inc.	934	17,979
Rockwell Automation, Inc.	3,902	125,332
Rockwell Collins, Inc.	4,349	181,484
Rofin-Sinar Technologies, Inc. *	844	16,888
Rogers Corp. *	525	10,621
Roper Industries, Inc.	2,459	111,417
Ryder Systems, Inc.	1,531	42,746
Saia, Inc. *	413	7,438
SatCon Technology Corp. *	1,997	3,595
Sauer-Danfoss, Inc.	1,638	10,041
Sealed Air Corp.	4,353	80,313
Shaw Group, Inc. *	2,287	62,687
Ship Finance International, Ltd.	2,082	22,964
Silgan Holdings, Inc.	1,021	50,060
Simpson Manufacturing Company, Inc.	1,339	28,949
Smith & Wesson Holding Corp. *	1,311	7,446
Snap-on, Inc.	1,589	45,668
Sonic Solutions *	1,287	3,797
Sonoco Products Company	2,702	64,713
Spectrum Control, Inc. *	494	4,347
Spirit Aerosystems Holdings, Inc., Class A *	3,875	53,242
SPX Corp.	1,497	73,308
SRS Labs, Inc. *	585	3,890
Standex International Corp.	481	5,580
Stanley Works	2,147	72,654
Stanley, Inc. *	658	21,635
Stericycle, Inc. *	2,370	122,126
Sterling Construction Company, Inc. *	376	5,738
Stoneridge, Inc. *	1,178	5,654
Sturm Ruger & Company, Inc.	542	6,742
Sun Hydraulics, Inc.	480	7,762
TAL International Group, Inc.	1,021	11,129
Taser International, Inc. *	1,850	8,436
TBS International, Ltd. *	894	6,982
Technitrol, Inc.	1,606	10,391
Tecumseh Products Company, Class A *	727	7,059
Teekay LNG Partners LP *	1,205	23,497
Teekay Shipping Corp.	2,012	42,312

The accompanying notes are an integral part of the financial statements.

117

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Teledyne Technologies, Inc. *	1,001	$32,783
Teleflex, Inc.	1,086	48,685
Tennant Company	582	10,703
Terex Corp. *	2,633	31,780
Texas Industries, Inc.	754	23,645
Textainer Group Holdings, Ltd.	1,351	15,523
Textron, Inc.	6,718	64,896
Thermo Fisher Scientific, Inc. *	11,571	471,750
Timken Company	2,668	45,569
TransDigm Group, Inc. *	1,337	48,399
Tredegar Industries, Inc.	946	12,601
Trex Company, Inc. *	458	6,123
TriMas Corp. *	1,283	4,324
Trinity Industries, Inc.	2,208	30,073
Triumph Group, Inc.	462	18,480
TTM Technologies, Inc. *	1,323	10,531
Tutor Perini Corp. *	1,391	24,148
Twin Disc, Inc.	407	2,772
Tyco Electronics, Ltd. *	12,656	235,275
U.S. Concrete, Inc. *	1,497	2,964
Ultralife Batteries, Inc. *	537	3,850
Union Pacific Corp.	13,856	721,343
United Parcel Service, Inc., Class B	27,416	1,370,526
United Technologies Corp.	26,194	1,361,040
Universal Display Corp. *	1,031	10,083
Universal Forest Products, Inc.	524	17,339
Universal Truckload Services, Inc. *	479	7,496
URS Corp. *	2,283	113,054
USA Truck, Inc. *	336	4,546
USG Corp. *	2,768	27,874
UTI Worldwide, Inc. *	2,739	31,225
Valence Technology, Inc. *	3,792	6,788
Valmont Industries, Inc.	712	51,321
Varian, Inc. *	830	32,727
Vicor Corp.	1,302	9,400
Vishay Intertechnology, Inc. *	5,406	36,707
VSE Corp.	148	3,872
Vulcan Materials Company (a)	2,996	129,128
W.H. Brady Company, Class A	1,462	36,725
W.W. Grainger, Inc.	2,082	170,474
Wabtec Corp.	1,334	42,915
Waste Connections, Inc. *	2,185	56,613
Waste Management, Inc.	13,619	383,511
Waters Corp. *	2,750	141,542
Watts Water Technologies, Inc., Class A	1,016	21,885
Werner Enterprises, Inc.	1,941	35,171
Willis Lease Finance Corp. *	323	4,238
Woodward Governor Company	1,888	37,382
Worthington Industries, Inc.	2,197	28,100
X-Rite, Inc. *	3,383	5,074
YRC Worldwide, Inc. * (a)	1,712	2,962
Zebra Technologies Corp., Class A *	1,792	42,399
Zygo Corp. *	749	3,490

		31,071,711
Investment Companies - 0.00%
Teton Advisors, Inc. (e)	11	0
Technology - 12.07%
3D Systems Corp. *	736	$5,307
3PAR, Inc. *	1,716	21,278
ACI Worldwide, Inc. *	975	13,611
Actel Corp. *	800	8,584
Activision Blizzard, Inc. *	36,341	458,987
Actuate Corp. *	1,414	6,759
Acxiom Corp.	2,199	19,417
Adobe Systems, Inc. *	14,446	408,822
Advanced Analogic Technologies, Inc. *	1,477	6,779
Advanced Micro Devices, Inc. * (a)	16,759	64,857
Advent Software, Inc. *	743	24,363
Affiliated Computer Services, Inc., Class A *	2,665	118,379
Agilent Technologies, Inc. *	9,670	196,398
Agilysys, Inc.	745	3,487
Allscripts Healthcare Solution, Inc. *	3,922	62,203
Altera Corp.	8,178	133,138
American Reprographics Company *	1,377	11,457
American Software, Inc., Class A	872	5,023
AMICAS, Inc. *	1,542	4,287
Amkor Technology, Inc. * (a)	5,252	24,842
Anadigics, Inc. *	1,989	8,334
Analog Devices, Inc.	7,915	196,134
ANSYS, Inc. *	2,472	77,028
Apple, Inc. *	24,507	3,490,532
Applied Materials, Inc.	36,933	405,155
Applied Micro Circuits Corp. *	1,899	15,439
ArcSight, Inc. *	849	15,087
Atmel Corp. *	12,295	45,860
ATMI, Inc. *	901	13,993
AuthenTec, Inc. *	1,435	2,569
Autodesk, Inc. *	6,237	118,378
Automatic Data Processing, Inc.	13,992	495,876
Avid Technology, Inc. *	1,119	15,006
Blackbaud, Inc.	1,270	19,749
Blackboard, Inc. *	852	24,589
BMC Software, Inc. *	5,055	170,808
Bottomline Technologies, Inc. *	833	7,505
Broadcom Corp., Class A *	13,441	333,202
Brocade Communications Systems, Inc. *	10,760	84,143
Brooks Automation, Inc. *	1,846	8,270
CA, Inc.	14,165	246,896
Cabot Microelectronics Corp. *	674	19,067
CACI International, Inc., Class A *	820	35,022
Cadence Design Systems, Inc. *	7,295	43,041
Callidus Software, Inc. *	1,128	3,215
Cavium Networks, Inc. *	1,155	19,416
Cerner Corp. * (a)	2,180	135,792
Ceva, Inc. *	691	5,998
CIBER, Inc. *	2,107	6,532
Cirrus Logic, Inc. *	1,933	8,699
Citrix Systems, Inc. *	4,989	159,099
Cogent, Inc. *	2,454	26,331
Cognizant Technology Solutions Corp. Class A *	7,907	211,117
Cohu, Inc.	781	7,013
Commvault Systems, Inc. *	1,206	19,995

The accompanying notes are an integral part of the financial statements.

118

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Computer Programs & Systems, Inc.	284	$10,880
Computer Sciences Corp. *	4,143	183,535
Computer Task Group, Inc. *	836	5,100
Compuware Corp. *	6,776	46,483
Concur Technologies, Inc. *	1,343	41,740
Cray, Inc. *	1,133	8,928
Cree, Inc. * (a)	2,419	71,094
CSG Systems International, Inc. *	971	12,856
CSR PLC *	1,433	8,267
Cypress Semiconductor Corp. *	3,963	36,460
Data Domain, Inc. *	1,688	56,295
Dell, Inc. *	54,056	742,189
Deltek, Inc. *	1,501	6,514
DemandTec, Inc. *	790	6,952
Diebold, Inc.	1,831	48,265
Digi International, Inc. *	840	8,190
Diodes, Inc. *	1,172	18,330
DivX, Inc. *	1,043	5,726
Double-Take Software, Inc. *	700	6,055
DSP Group, Inc. *	1,003	6,780
DST Systems, Inc. *	1,373	50,732
Dynamics Research Corp. *	455	4,555
Ebix, Inc. *	310	9,709
Echelon Corp. *	1,217	10,320
Eclipsys Corp. *	1,546	27,488
Electronic Arts, Inc. *	8,903	193,373
Electronics for Imaging, Inc. *	1,518	16,182
eLoyalty Corp. *	575	4,531
EMC Corp. *	56,222	736,508
Emcore Corp. *	3,034	3,823
Emulex Corp. *	2,386	23,335
Entegris, Inc. *	3,688	10,031
Entropic Communications, Inc. *	2,960	6,660
Epicor Software Corp. *	1,781	9,439
EPIQ Systems, Inc. *	981	15,058
Exar Corp. *	1,351	9,714
FactSet Research Systems, Inc. (a)	1,286	64,133
Fair Isaac Corp.	1,356	20,964
Fairchild Semiconductor International, Inc. *	3,595	25,129
Falconstor Software, Inc. *	1,665	7,909
Fiserv, Inc. *	4,404	201,263
FormFactor, Inc. *	1,333	22,981
Furmanite Corp. *	1,184	5,281
GSE Systems, Inc. *	655	4,421
Guidance Software, Inc. *	970	3,638
Hewlett-Packard Company	66,352	2,564,505
Hittite Microwave Corp. *	842	29,260
Igate Corp.	1,672	11,069
IHS, Inc., Class A *	1,789	89,217
Imation Corp.	1,139	8,668
Immersion Corp. *	969	4,787
IMS Health, Inc.	5,036	63,957
inContact, Inc. *	1,349	3,696
infoGROUP, Inc. *	1,682	9,604
Innerworkings, Inc. *	1,379	6,550
Innodata Isogen, Inc. *	846	3,706
Integral Systems, Inc. *	588	$4,892
Integrated Device Technology, Inc. *	4,831	29,179
Intel Corp.	153,275	2,536,701
Intellon Corp. *	1,240	5,270
Interactive Intelligence, Inc. *	531	6,510
International Business Machines Corp.	37,346	3,899,669
International Rectifier Corp. *	2,017	29,872
Intersil Corp., Class A	3,429	43,103
Intuit, Inc. *	8,811	248,118
IPG Photonics Corp. *	1,325	14,535
Isilon Systems, Inc. *	2,369	10,045
IXYS Corp. *	925	9,361
Jack Henry & Associates, Inc.	2,357	48,908
JDA Software Group, Inc. *	892	13,344
Kopin Corp. *	2,081	7,637
Kulicke & Soffa Industries, Inc. *	1,889	6,479
L-3 Communications Holdings, Inc.	3,285	227,913
Lam Research Corp. *	3,429	89,154
Lattice Semiconductor Corp. *	3,796	7,137
Lawson Software, Inc. *	4,639	25,886
Lexmark International, Inc. *	2,174	34,458
Limelight Networks, Inc. *	2,367	10,415
Linear Technology Corp. (a)	6,114	142,762
Liveperson, Inc. *	1,655	6,620
LSI Logic Corp. *	17,825	81,282
Magma Design Automation, Inc. *	2,526	3,688
Manhattan Associates, Inc. *	697	12,699
ManTech International Corp. *	963	41,448
Marvell Technology Group, Ltd. *	16,750	194,970
Mattson Technology, Inc. *	1,852	2,185
Maxim Integrated Products, Inc.	8,675	136,111
Maxwell Technologies, Inc. *	713	9,861
MedAssets, Inc. *	1,496	29,097
MEMC Electronic Materials, Inc. *	6,232	110,992
Mentor Graphics Corp. *	2,654	14,517
Mercury Computer Systems, Inc. *	689	6,373
Metavante Technologies, Inc. *	3,302	85,390
Micrel, Inc.	1,978	14,479
Microchip Technology, Inc. (a)	4,966	111,983
Micron Technology, Inc. *	21,060	106,564
MICROS Systems, Inc. *	2,243	56,793
Microsemi Corp. *	2,261	31,202
Microsoft Corp.	245,245	5,829,474
MicroStrategy, Inc., Class A *	347	17,426
Microtune, Inc. *	1,931	4,519
MIPS Technologies, Inc., Class A *	1,405	4,215
MKS Instruments, Inc. *	1,400	18,466
MoneyGram International, Inc. *	3,439	6,121
Monolithic Power Systems, Inc. *	933	20,909
Monotype Imaging Holdings, Inc. *	1,150	7,832
MoSys, Inc. *	1,645	2,714
MSC Software Corp. *	1,373	9,144
MSCI, Inc. *	2,775	67,821
MTS Systems Corp.	513	10,593
National Semiconductor Corp.	6,320	79,316
NCI, Inc. *	381	11,590

The accompanying notes are an integral part of the financial statements.

119

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Technology (continued)
NCR Corp. *	4,397	$52,017
NetApp, Inc. *	9,013	177,736
NETGEAR, Inc. *	1,022	14,727
Netlogic Microsystems, Inc. *	593	21,621
Netscout Systems, Inc. *	1,140	10,693
NetSuite, Inc. * (a)	1,736	20,502
Novell, Inc. *	9,588	43,434
Novellus Systems, Inc. *	2,713	45,307
Nuance Communications, Inc. *	7,266	87,846
NVIDIA Corp. *	14,794	167,024
Omnicell, Inc. *	951	10,223
Omniture, Inc. *	1,992	25,020
OmniVision Technologies, Inc. *	1,492	15,502
ON Semiconductor Corp. *	11,255	77,209
OpenTV Corp., Class A *	4,325	5,709
Opnet Technologies, Inc.	643	5,890
Oracle Corp.	139,097	2,979,458
Palm, Inc. * (a)	3,697	61,259
PAR Technology Corp. *	540	3,451
Parametric Technology Corp. *	3,216	37,595
Pegasystems, Inc.	988	26,063
Pericom Semiconductor Corp. *	831	6,997
Perot Systems Corp., Class A *	3,264	46,773
Pervasive Software, Inc. *	889	5,414
Phase Forward, Inc. *	1,211	18,298
Phoenix Technology, Ltd. *	1,283	3,477
Photronics, Inc. *	1,673	6,776
Pitney Bowes, Inc.	5,727	125,593
Plato Learning, Inc. *	1,133	4,532
PLX Technology, Inc. *	1,191	4,490
PMC-Sierra, Inc. *	5,965	47,481
Power Integrations, Inc.	859	20,436
Progress Software Corp. *	1,142	24,176
PROS Holdings, Inc. *	914	7,422
QAD, Inc.	1,397	4,540
QLogic Corp. *	3,357	42,567
Quality Systems, Inc.	762	43,404
Quest Software, Inc. *	2,601	36,258
Radiant Systems, Inc. *	1,026	8,516
RadiSys Corp. *	757	6,821
Rambus, Inc. *	2,925	45,308
Red Hat, Inc. *	5,239	105,461
Renaissance Learning, Inc.	873	8,040
Rimage Corp. *	343	5,697
Riverbed Technology, Inc. *	1,907	44,223
Rubicon Technology, Inc. *	755	10,781
Rudolph Technologies, Inc. *	1,148	6,337
Salesforce.com, Inc. * (a)	3,352	127,946
SanDisk Corp. *	6,182	90,814
Schawk, Inc., Class A	795	5,970
Seachange International, Inc. *	965	7,749
Seagate Technology	13,402	140,185
Semitool, Inc. *	1,231	5,687
Semtech Corp. *	1,653	26,299
Sigma Designs, Inc. *	749	12,014
Silicon Graphics International Corp. *	1,010	4,585
Silicon Image, Inc. *	2,326	$5,350
Silicon Laboratories, Inc. *	1,229	46,628
Silicon Storage Technology, Inc. *	3,135	5,862
Skyworks Solutions, Inc. *	4,542	44,421
Smart Modular Technologies (WWH), Inc. *	2,183	4,955
Smith Micro Software, Inc. *	909	8,926
Solera Holdings, Inc. *	1,897	48,184
SPSS, Inc. *	523	17,453
SRA International, Inc., Class A *	1,574	27,639
Standard Microsystems Corp. *	628	12,843
STEC, Inc. * (a)	1,406	32,605
Stratasys, Inc. *	669	7,352
Sun Microsystems, Inc. *	20,409	188,171
Super Micro Computer, Inc. *	1,097	8,403
Supertex, Inc. *	344	8,638
Sybase, Inc. *	2,204	69,073
Sykes Enterprises, Inc. *	1,121	20,279
Synaptics, Inc. *	934	36,099
Synchronoss Technologies, Inc. *	882	10,822
SYNNEX Corp. *	928	23,191
Synopsys, Inc. *	3,895	75,991
Syntel, Inc. (a)	1,159	36,439
Take-Two Interactive Software, Inc. *	2,201	20,843
Taleo Corp. *	866	15,822
Techwell, Inc. *	736	6,256
Teradata Corp. *	4,843	113,472
Teradyne, Inc. *	4,766	32,695
Tessera Technologies, Inc. *	1,354	34,243
Texas Instruments, Inc.	35,655	759,452
Thomas & Betts Corp. *	1,466	42,309
THQ, Inc. *	2,106	15,079
Tier Technologies Inc., Class B *	780	5,990
Total Systems Services, Inc.	5,428	72,681
Trident Microsystems, Inc. *	2,344	4,079
Trimble Navigation, Ltd. *	3,342	65,603
Triquint Semiconductor, Inc. *	4,121	21,883
Tyler Technologies, Inc. *	1,023	15,979
Ultimate Software Group, Inc. *	692	16,774
Ultratech, Inc. *	666	8,198
Unica Corp. *	738	4,044
Varian Semiconductor Equipment Associates, Inc. *	1,986	47,644
Veeco Instruments, Inc. *	994	11,520
VeriFone Holdings, Inc. *	2,360	17,724
Virage Logic Corp. *	1,172	5,274
Virtusa Corp. *	767	6,159
VMware, Inc. Class A *	10,714	292,171
Volterra Semiconductor Corp. *	760	9,986
Western Digital Corp. *	6,080	161,120
White Electronic Designs Corp. *	1,178	5,454
Wind River Systems, Inc. *	2,156	24,708
Xerox Corp.	24,165	156,589
Xilinx, Inc.	7,555	154,575
Zoran Corp. *	1,439	15,685

		36,206,133

The accompanying notes are an integral part of the financial statements.

120

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Utilities - 3.41%
AES Corp. *	18,602	$215,969
AGL Resources, Inc.	2,079	66,112
Allegheny Energy, Inc.	4,621	118,529
Allete, Inc.	938	26,968
Alliant Energy Corp.	3,019	78,886
Ameren Corp.	5,787	144,038
American Electric Power Company, Inc.	11,189	323,250
American States Water Company	490	16,974
American Water Works Company, Inc.	4,374	83,587
Aqua America, Inc.	3,574	63,975
Artesian Resources Corp., Class A	556	8,857
Atmos Energy Corp.	2,489	62,325
Avista Corp.	1,574	28,033
Black Hills Corp.	1,105	25,404
California Water Service Group	549	20,225
Calpine Corp. *	11,998	133,778
CenterPoint Energy, Inc.	9,536	105,659
Central Vermont Public Service Corp.	381	6,896
CH Energy Group, Inc.	433	20,221
Chesapeake Utilities Corp.	243	7,905
Cleco Corp.	1,643	36,836
Connecticut Water Service, Inc.	371	8,047
Consolidated Edison, Inc.	7,494	280,425
Constellation Energy Group, Inc.	5,505	146,323
Dominion Resources, Inc.	16,012	535,121
DPL, Inc.	3,180	73,681
DTE Energy Company	4,487	143,584
Dynegy, Inc., Class A *	23,598	53,567
Edison International	8,979	282,479
El Paso Electric Company *	1,355	18,916
El Paso Pipeline Partners LP	3,148	55,184
Empire District Electric Company	1,053	17,396
Energen Corp.	2,002	79,880
EnerNOC, Inc. *	577	12,504
Exelon Corp.	18,205	932,278
FirstEnergy Corp.	8,410	325,888
FPL Group, Inc.	11,250	639,675
Great Plains Energy, Inc.	3,304	51,377
Hawaiian Electric Industries, Inc. (a)	2,537	48,355
IDACORP, Inc.	1,254	32,780
Integrys Energy Group, Inc.	2,104	63,099
ITC Holdings Corp.	1,361	61,735
MDU Resources Group, Inc.	4,993	94,717
MGE Energy, Inc.	651	21,841
Middlesex Water Company	568	8,208
Mirant Corp. *	4,353	68,516
New Jersey Resources Corp.	1,112	41,188
Nicor, Inc.	1,167	40,402
NiSource, Inc.	7,549	88,021
Northeast Utilities	4,713	105,147
Northwest Natural Gas Company	712	31,556
NorthWestern Corp.	1,007	22,919
NRG Energy, Inc. *	6,442	167,234
NSTAR	2,900	93,119
NV Energy, Inc.	6,462	69,725
OGE Energy Corp.	2,609	73,887
ONEOK, Inc.	2,863	$84,430
Ormat Technologies, Inc.	1,267	51,073
Otter Tail Corp.	1,004	21,927
Pennichuck Corp.	272	6,202
Pepco Holdings, Inc.	5,995	80,573
PG&E Corp.	10,040	385,938
Piedmont Natural Gas, Inc.	1,976	47,641
Pike Electric Corp. *	929	11,194
Pinnacle West Capital Corp.	2,736	82,490
PNM Resources, Inc.	2,448	26,218
Portland General Electric Company	2,011	39,174
PPL Corp.	10,269	338,466
Progress Energy, Inc.	7,174	271,392
Public Service Enterprise Group, Inc.	14,012	457,212
RRI Energy, Inc. *	9,889	49,544
SCANA Corp.	3,277	106,404
Sempra Energy	6,681	331,578
SJW Corp.	528	11,986
South Jersey Industries, Inc.	793	27,668
Southern Company	21,409	667,104
Southwest Gas Corp.	1,235	27,429
Southwest Water Company	958	5,288
Teco Energy, Inc.	5,823	69,468
The Laclede Group, Inc.	589	19,514
UGI Corp.	2,928	74,635
UIL Holding Corp.	749	16,815
Unisource Energy Corp.	964	25,585
Unitil Corp.	386	7,959
Vectren Corp.	2,227	52,179
Westar Energy, Inc.	2,959	55,540
WGL Holdings, Inc.	1,321	42,298
Wisconsin Energy Corp.	3,190	129,865
Xcel Energy, Inc.	12,321	226,830
York Water Company	551	8,447

		10,243,267

TOTAL COMMON STOCKS (Cost $361,435,377)		$298,179,877

PREFERRED STOCKS - 0.01%
Consumer, Non-cyclical - 0.01%
Inverness Medical Innovations, Inc., Series B, 3.00%	53	11,814

TOTAL PREFERRED STOCKS (Cost $13,130)		$11,814

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration date 03/02/2012, strike price $12.21) *	50	2

TOTAL WARRANTS (Cost $0)		$2

RIGHTS - 0.00%
Consumer, Cyclical - 0.00%
Sealy Corp. (Expiration date: 07/02/2009) *	2,735	5,798

The accompanying notes are an integral part of the financial statements.

121

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value

RIGHTS (continued)
Consumer, Non-cyclical - 0.00%
OSI Pharmaceuticals, Inc. (Strike Price: USD 45.00) *	19	$0
Diversified - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Expiration Date: 12/31/2010, Strike Price:AUD 1.50) *	4,291	1,159
Energy - 0.00%
Zion Oil & Gas, Inc. (Expiration Date: 06/10/2009) *	141	792

TOTAL RIGHTS (Cost $22,492)		$7,749

SHORT TERM INVESTMENTS - 3.87%
John Hancock Collateral Investment Trust, 0.3952% (c)(f)	$1,159,693	$11,609,451

TOTAL SHORT TERM INVESTMENTS (Cost $11,604,762)		$11,609,451

REPURCHASE AGREEMENTS - 1.80%
Repurchase Agreement with State Street Corp. dated 06/30/2009 at 0.01% to be repurchased at $5,401,002 on 07/01/2009, collateralized by $5,295,000 U.S. Treasury Bonds, 4.50% due 05/15/2038 (valued at $5,511,566, including interest)	$5,401,000	$5,401,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,401,000)		$5,401,000

Total Investments (Total Stock Market Index Trust) (Cost $378,476,761) - 105.06%		$315,209,893
Other assets and liabilities, net - (5.06)%		(15,180,235)

TOTAL NET ASSETS - 100.00%		$300,029,658

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

The accompanying notes are an integral part of the financial statements.

122

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBA	- Small Business Administration
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and/or is in default of interest payments

*	Non-Income Producing

(a)	All or a portion of this security was out on loan

(b)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(c)	The investment is an affiliate of the fund, the adviser and/or the subadviser.

(d)	Principal amount of security is adjusted for inflation.

(e)	Security Fair Valued on June 30, 2009.

(f)

John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at June 30, 2009.

(g)	The subadviser is an affiliate of the adviser and the fund.

(h)	The Underlying Fund’s subadviser is shown parenthetically.

(i)	Variable Rate Preferred

(j)

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**	Purchased on a forward commitment.

***	At period end, all or a portion of this security has been held at broker to meet the margin requirements on open financial futures.

The accompanying notes are an integral part of the financial statements.

123

Item 6.(c)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK TRUST

/s/ Hugh McHaffie

Hugh McHaffie

President and

Chief Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

Hugh McHaffie

President and

Chief Executive Officer

Date: August 26, 2009

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: August 26, 2009